UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2017

Date of reporting period: September 30, 2016

Item 1.	Reports to Stockholders.

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Sep 2017 Term Muni Bond ETF | IBMF | NYSE Arca
➢	iShares iBonds Sep 2018 Term Muni Bond ETF | IBMG | NYSE Arca
➢	iShares iBonds Sep 2019 Term Muni Bond ETF | IBMH | NYSE Arca
➢	iShares iBonds Sep 2020 Term Muni Bond ETF | IBMI | NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

Performance as of September 30, 2016

The iShares iBonds Sep 2017 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2017, as represented by the S&P AMT-Free Municipal Series 2017 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 0.15%, net of fees, while the total return for the Index was 0.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.28%	0.17%	0.49%	0.28%	0.17%	0.49%
5 Years	1.48%	1.47%	1.66%	7.61%	7.60%	8.58%
Since Inception	2.77%	2.76%	3.05%	20.16%	20.13%	22.44%

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.50	$0.90	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	28.48%
AA+	22.93
AA	20.65
AA-	17.16
A+	2.55
A	1.76
A-	0.67
BBB+	0.76
BBB	0.05
Not Rated	4.99

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/16

State	Percentage of Total Investments[2]

California	12.20%
New York	9.42
Texas	7.65
Washington	6.46
Florida	5.89
Massachusetts	5.60
Arizona	4.53
Pennsylvania	4.19
Maryland	3.91
Georgia	3.51

TOTAL	63.36%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

Performance as of September 30, 2016

The iShares iBonds Sep 2018 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018, as represented by the S&P AMT-Free Municipal Series 2018 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 0.21%, net of fees, while the total return for the Index was 0.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.67%	0.59%	0.88%	0.67%	0.59%	0.88%
Since Inception	1.46%	1.51%	1.08%	5.28%	5.43%	3.85%

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.10	$0.90	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	31.04%
AA+	21.08
AA	20.14
AA-	16.84
A+	3.46
A	1.26
A-	1.12
BBB+	0.73
BBB	0.10
Not Rated	4.23

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/16

State	Percentage of Total Investments[2]

California	14.26%
New York	9.12
Texas	6.76
Washington	6.27
Florida	5.48
Arizona	4.64
Virginia	4.39
Maryland	4.22
Massachusetts	3.98
Pennsylvania	3.11

TOTAL	62.23%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

Performance as of September 30, 2016

The iShares iBonds Sep 2019 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 0.46%, net of fees, while the total return for the Index was 0.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.51%	1.47%	1.68%	1.51%	1.47%	1.68%
Since Inception	1.96%	1.99%	1.89%	5.28%	5.36%	5.09%

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.60	$0.90	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	31.09%
AA+	24.47
AA	18.36
AA-	13.63
A+	4.46
A	1.83
A-	1.26
BBB+	0.87
Not Rated	4.03

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/16

State	Percentage of Total Investments[2]

California	14.36%
New York	9.02
Texas	8.33
Florida	6.92
Washington	5.93
Maryland	4.83
Massachusetts	4.43
Arizona	3.97
Pennsylvania	3.56
Virginia	2.79

TOTAL	64.14%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

Performance as of September 30, 2016

The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 0.85%, net of fees, while the total return for the Index was 0.94%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.51%	2.43%	2.66%	2.51%	2.43%	2.66%
Since Inception	2.63%	2.69%	2.48%	5.71%	5.83%	5.36%

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.50	$0.91	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/16

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	29.50%
AA+	22.36
AA	19.84
AA-	13.49
A+	3.99
A	1.80
A-	1.49
BBB+	0.98
Not Rated	6.55

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/16

State	Percentage of Total Investments[2]

California	13.24%
New York	9.82
Florida	8.18
Texas	7.98
Washington	7.49
Massachusetts	5.59
Arizona	4.30
Maryland	3.65
Ohio	3.02
Virginia	2.78

TOTAL	66.05%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.82%

ALABAMA — 0.44%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/17		$175	$181,569
Alabama Water Pollution Control Authority RB
Series B
2.50%, 08/15/17		150	151,712
City of Huntsville AL GO
Series A
4.00%, 09/01/17		290	298,384
State of Alabama GO
Series A
4.00%, 06/01/17		250	255,270

			886,935
ALASKA — 0.69%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17		125	127,984
5.00%, 06/30/17	(ETM) (NPFGC)	205	211,312
5.00%, 06/30/17	(NPFGC)	110	113,446
Municipality of Anchorage AK GO
Series A
4.25%, 08/01/17		100	102,814
Series B
5.00%, 09/01/17	(NPFGC)	125	129,720
Series D
4.25%, 08/01/17	(AMBAC)	100	102,814
State of Alaska GO
Series A
5.00%, 08/01/17		570	589,642

			1,377,732
ARIZONA — 4.48%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/17		185	190,861
Arizona State University RB
Series A
4.00%, 07/01/17		130	133,125

Security		Principal (000s)	Value
Arizona Transportation Board RB
5.00%, 07/01/17		$860	$887,373
Series A
4.00%, 07/01/17		150	153,572
City of Chandler AZ GO
3.00%, 07/01/17		100	101,662
City of Glendale AZ GOL
4.00%, 07/01/17		100	101,847
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	(NPFGC)	100	103,145
City of Mesa AZ RB
5.00%, 07/01/17		100	103,106
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/17	(AGM)	100	102,274
5.25%, 07/01/17	(ETM) (NPFGC-FGIC)	90	93,020
5.25%, 07/01/17	(NPFGC-FGIC)	105	108,466
City of Phoenix AZ GO
Series A
5.00%, 07/01/17		480	495,206
City of Phoenix AZ GOL
Series C
4.00%, 07/01/17		150	153,629
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/17		100	101,655
4.00%, 07/01/17	(NPFGC)	175	179,207
5.00%, 07/01/17		400	412,598
5.50%, 07/01/17		325	336,512
Series A
4.00%, 07/01/17		180	184,203
5.00%, 07/01/17		165	169,986
Series B
5.00%, 07/01/17		325	335,345
Series C
5.00%, 07/01/17		310	319,461
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17		100	103,122
City of Tempe AZ GO
Series C
5.00%, 07/01/17		250	257,920

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
City of Tempe AZ RB
5.00%, 07/01/17		$240	$247,548
County of Maricopa AZ COP
5.00%, 07/01/17		250	257,688
County of Pima AZ
Series A
3.00%, 07/01/17		250	254,080
County of Pima AZ GO
4.00%, 07/01/17	(AGM)	100	102,381
Maricopa County Community College District GO
4.00%, 07/01/17		525	537,778
Series C
5.00%, 07/01/17		290	299,231
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17	(NPFGC)	555	572,455
Maricopa County Unified School District No. 04 Mesa GO
Series B
4.00%, 07/01/17	(NPFGC)	90	92,156
Series C
4.00%, 07/01/17		170	174,073
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17		100	101,571
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/17		100	103,168
Scottsdale Preserve Authority RB
5.00%, 07/01/17		200	206,290
State of Arizona COP
4.00%, 09/01/17		100	102,853
State of Illinois GO
4.50%, 07/01/17	(AGM)	180	185,000
Town of Gilbert AZ GO
5.00%, 07/01/17		110	113,442
University of Arizona RB
5.00%, 07/01/17	(AGM)	195	201,146

Security		Principal (000s)	Value
Wisconsin Department of Transportation RB
4.00%, 06/01/17		$300	$306,405

			8,984,560
ARKANSAS — 0.05%
State of Arkansas GO
Series A
5.00%, 06/01/17		100	102,780

			102,780
CALIFORNIA — 12.06%
Acalanes Union High School District GO
0.00%, 08/01/17	(NPFGC)	100	99,072
Anaheim Union High School District GO
5.00%, 08/01/17		105	108,654
Berkeley Unified School District/CA GO
4.00%, 08/01/17		150	154,089
Cabrillo Community College District GO
5.00%, 08/01/17		100	103,498
California State Public Works Board RB
Series A
4.00%, 09/01/17		300	308,784
5.00%, 06/01/17		250	257,005
Series C
5.00%, 06/01/17		395	406,068
Series F
5.00%, 09/01/17		200	207,666
Series I
5.00%, 06/01/17		275	282,705
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/17		150	154,551
City of Cupertino CA COP
2.00%, 07/01/17		100	100,951
City of Los Angeles CA GO
4.00%, 09/01/17		100	102,981
Series A
4.00%, 09/01/17		150	154,472

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/17		$200	$205,642
Series A
4.00%, 06/01/17		625	638,468
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17		105	107,817
Series A
3.00%, 06/01/17		125	126,895
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/17		225	232,076
County of Sacramento CA Airport System Revenue RB
Series D
3.75%, 07/01/17	(AGM)	380	388,102
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGM)	200	205,350
Eastside Union School District GO
Series A
0.00%, 08/01/17	(NPFGC)	250	247,480
Escondido Union School District/CA GO
Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	165,610
Evergreen School District GO
Series A
6.00%, 08/01/17	(AGM)	100	104,269
Fullerton School District GO
4.00%, 08/01/17		145	148,890
Hayward Unified School District GO
4.00%, 08/01/17	(AGM)	100	102,624
Long Beach Unified School District GO
Series A
5.00%, 08/01/17		185	191,503
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/17		420	434,763

Security		Principal (000s)	Value
5.00%, 08/01/32	(PR 08/01/17)	$300	$310,629
Series F
5.00%, 08/01/17		75	77,636
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17	(ETM)	210	217,787
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		220	227,088
Series B
5.00%, 07/01/17		915	944,381
Los Angeles Department of Water & Power RB
Series A
4.13%, 07/01/17		300	307,653
5.00%, 07/01/17		410	423,145
Series A-1
5.00%, 07/01/17	(AMBAC)	270	278,656
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/17		1,000	1,031,680
Series A-1
4.00%, 07/01/17		570	583,788
5.50%, 07/01/17	(FGIC)	135	139,782
Series B
4.00%, 07/01/17	(AMBAC)	150	153,629
Series C
2.00%, 07/01/17		500	504,605
4.00%, 07/01/17	(AGM)	100	102,419
Series I
5.00%, 07/01/17		100	103,168
Series J
5.00%, 07/01/17		150	154,752
Series KRY
4.00%, 07/01/17		100	102,419
5.00%, 07/01/17		145	149,594
Series KY
5.00%, 07/01/17		320	330,138
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/17	(AGM)	100	103,068

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Metropolitan Water District of Southern California RB
Series C
4.00%, 07/01/17		$135	$138,317
Series E
4.00%, 07/01/17		100	102,457
Milpitas Redevelopment Agency Successor Agency TA
4.00%, 09/01/17		75	77,154
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	99,269
New Haven Unified School District GO
4.00%, 08/01/17		150	153,974
Northern California Power Agency RB
Series A
3.00%, 06/01/17		150	152,253
5.00%, 06/01/17		100	102,827
Oak Grove School District GO
Series B
4.00%, 08/01/17		125	128,344
Orange County Public Financing Authority RB
5.00%, 06/01/17	(NPFGC)	225	231,178
Sacramento County Water Financing Authority RB
Series A
5.00%, 06/01/17		250	256,865
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17	(AGM)	220	225,456
5.00%, 08/15/17	(AGM)	655	679,078
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/17		200	206,136
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/17	(ETM)	285	295,075

Security		Principal (000s)	Value
San Diego Unified School District/CA GO
Series D-1
5.50%, 07/01/17	(NPFGC)	$365	$377,928
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/17		225	229,261
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/17		100	102,488
San Francisco Unified School District GO
Series A
5.00%, 06/15/17		260	267,831
San Jose Financing Authority RB
Series A
4.00%, 06/01/17		125	127,690
San Juan Unified School District GO
Series B
2.00%, 08/01/17		150	151,530
San Mateo County Community College District GO
4.00%, 09/01/17		345	355,391
San Mateo County Transit District RB
Series A
5.25%, 06/01/17	(ETM) (NPFGC)	130	133,916
San Mateo Foster City School District/ CA GO
Series A
2.00%, 08/01/17		175	176,785
Santa Clara Unified School District GO
5.00%, 07/01/17		200	206,336
Santa Margarita-Dana Point Authority RB
Series 2014A
5.00%, 08/01/17		100	103,583
Santa Monica Community College District GO
Series A
5.00%, 08/01/17		245	253,612

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		$100	$103,743
Southern California Public Power Authority RB
5.00%, 07/01/17		460	474,572
Series A
5.00%, 07/01/17		635	655,134
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC-FGIC)	220	228,283
State of California GO
4.00%, 08/01/17		150	154,013
4.00%, 09/01/17		1,065	1,096,279
4.20%, 06/01/17	(SGI)	280	286,390
5.00%, 06/01/17	(SGI)	915	940,693
5.00%, 09/01/17		275	285,565
Series A
4.25%, 07/01/17	(ETM)	30	30,786
5.00%, 07/01/17	(ETM)	1,070	1,104,058
Series B
5.00%, 09/01/17		1,100	1,142,262
West Basin Municipal Water District/CA RB
Series A
4.00%, 08/01/17		50	51,329
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	103,472
West Valley-Mission Community College District GO
Series A
4.00%, 08/01/17		200	205,452

			24,182,767
COLORADO — 1.14%
City & County of Denver CO GO
Series A
5.00%, 08/01/17		200	207,012
City & County of Denver CO RB
Series A
5.00%, 09/01/17	(AGM) (ETM)	350	363,457
County of Boulder CO RB
5.00%, 07/15/17		50	51,660

Security		Principal (000s)	Value
New Haven Unified School District GO
Series GG
4.50%, 06/01/17	(AGM)	$70	$71,756
Regional Transportation District COP
Series A
5.00%, 06/01/17		300	308,013
University of Colorado RB
Series A
4.00%, 06/01/17		75	76,607
5.00%, 06/01/17		750	771,367
Series B
4.00%, 06/01/17		125	127,678
5.00%, 06/01/17		305	313,689

			2,291,239
CONNECTICUT — 1.58%
City of Danbury CT GO
Series B
5.00%, 07/01/17		265	273,334
City of Hartford CT GO
Series A
5.25%, 08/15/17	(AMBAC) (ETM)	100	103,888
City of Stamford CT GO
Series B
5.00%, 07/01/17		300	309,525
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48	(MT 07/26/17)	100	99,915
State of Connecticut GO
Series B
5.25%, 06/01/17	(AMBAC)	200	205,882
Series C
5.00%, 06/01/17		1,130	1,161,358
5.00%, 06/15/17		100	102,933
Series E
4.00%, 08/15/17		150	154,110
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17	(AMBAC)	180	184,696
Series B
5.25%, 07/01/17	(AMBAC)	480	495,806

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
University of Connecticut RB
Series A
4.00%, 08/15/17		$75	$77,078

			3,168,525
DELAWARE — 1.08%
City of Wilmington DE GO
Series A
5.00%, 06/01/17	(AGM)	100	102,849
County of New Castle DE GO
Series A
5.00%, 07/15/17	(ETM)	70	72,331
5.00%, 07/15/17		130	134,339
Series B
5.00%, 07/15/17		130	134,339
Delaware Transportation Authority RB
5.00%, 07/01/17		290	299,277
5.00%, 09/01/17		120	124,528
Series A
5.00%, 07/01/17		580	598,554
State of Delaware GO
Series A
3.00%, 07/01/17		130	132,161
5.00%, 07/01/17		280	288,848
Series B
5.00%, 07/01/17		275	283,690

			2,170,916
DISTRICT OF COLUMBIA — 0.69%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	870	894,491
Series C
5.00%, 06/01/17	(AGM)	100	102,815
Series F
5.00%, 06/01/17	(BHAC)	375	385,556

			1,382,862
FLORIDA — 5.82%
County of Hillsborough FL Utility Revenue RB
Series A
4.00%, 08/01/17		245	251,532
County of Miami-Dade FL GO
5.00%, 07/01/17		120	123,802
Series B
5.00%, 07/01/17		100	103,168

Security		Principal (000s)	Value
County of Miami-Dade FL RB
4.50%, 08/01/17	(NPFGC-FGIC)	$100	$102,954
5.00%, 08/01/17	(NPFGC-FGIC)	275	284,265
County of Miami-Dade FL Transit System RB
4.00%, 07/01/17		140	143,247
5.00%, 07/01/17		200	206,136
5.00%, 07/01/17	(AGM)	225	231,903
Series A
3.00%, 07/01/17		100	101,571
County of Palm Beach FL GO
5.00%, 08/01/17		290	300,217
County of Palm Beach FL RB
4.00%, 06/01/17		350	357,591
Florida Department of Environmental Protection RB
5.00%, 07/01/17		125	128,864
5.00%, 07/01/17	(AGM)	195	201,102
Series A
3.25%, 07/01/17		180	183,206
4.00%, 07/01/17		200	204,684
Series B
5.00%, 07/01/17		115	118,555
5.25%, 07/01/17		285	294,342
Florida Department of Management Services COP
Series A
5.00%, 08/01/17		500	517,330
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/17		845	871,770
Series C
5.00%, 07/01/17		350	361,088
Lee County School Board COP
5.00%, 08/01/17		200	206,944
Series B
5.00%, 08/01/17		300	310,416
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/17		100	103,052
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/17		175	180,341

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Palm Beach County School District COP
Series B
3.00%, 08/01/17		$100	$101,784
5.00%, 08/01/17		150	155,169
School Board of Miami-Dade County (The) COP
Series A
5.00%, 08/01/17	(AMBAC)	100	103,382
State of Florida GO
5.00%, 07/01/17		435	448,846
Series A
5.00%, 06/01/17		1,160	1,192,886
5.00%, 07/01/17		340	350,822
Series B
5.00%, 06/01/17		610	627,293
Series C
5.00%, 06/01/17		270	277,654
Series D
5.00%, 06/01/17		225	231,379
5.50%, 06/01/17		330	340,454
Series E
5.00%, 06/01/17		175	179,961
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17		545	562,266
5.00%, 07/01/17	(AMBAC)	130	134,118
Series B
5.00%, 07/01/17		260	268,237
Series C
5.00%, 07/01/17		430	443,622
Series E
5.00%, 07/01/17		225	232,128
Volusia County School Board COP
5.00%, 08/01/17		125	129,222

			11,667,303
GEORGIA — 3.47%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17		140	143,900
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	308,526
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17		190	195,180

Security		Principal (000s)	Value
Series A
4.00%, 06/01/17	(AGM)	$100	$102,019
5.00%, 06/01/17		875	898,905
Gwinnett County Water & Sewerage Authority RB
Series A
4.00%, 08/01/17	(GTD)	450	461,961
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/17	(NPFGC)	315	324,929
State of Georgia GO
Series A
5.00%, 07/01/17		445	459,062
Series B
5.00%, 07/01/17		100	103,160
Series D
5.00%, 07/01/17		500	515,800
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	879,818
5.00%, 08/01/21	(PR 08/01/17)	950	983,326
Series I
5.00%, 07/01/17		660	680,856
Series J-1
4.00%, 07/01/17		875	896,096

			6,953,538
HAWAII — 1.10%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17	(ETM)	50	51,352
4.00%, 08/01/17		75	76,989
Series B
2.50%, 08/01/17		100	101,405
5.00%, 08/01/17		275	284,603
Series F
5.00%, 09/01/17		115	119,403
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17		100	100,906
3.25%, 07/01/17		100	101,842
4.25%, 07/01/17	(NPFGC)	150	153,887
5.00%, 07/01/17		125	128,940

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
State of Hawaii GO
Series DN
5.00%, 08/01/17		$250	$258,772
Series DQ
5.00%, 06/01/17		435	447,271
Series DR
5.00%, 06/01/17		155	159,373
State of Hawaii State Highway Fund RB
5.50%, 07/01/17		220	227,828

			2,212,571
IDAHO — 0.05%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
Series 2010
3.00%, 07/30/17		100	101,705

			101,705
ILLINOIS — 2.15%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17	(ETM)	10	10,315
5.00%, 07/01/17		225	231,989
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17	(ETM) (NPFGC)	50	49,630
0.00%, 06/15/17	(NPFGC-FGIC)	180	177,925
5.20%, 06/15/17	(NPFGC)	100	102,488
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	92,429
Regional Transportation Authority RB
Series A
5.00%, 07/01/17		150	154,602
6.00%, 07/01/17	(NPFGC-FGIC)	200	207,586
State of Illinois GO
5.00%, 06/01/17		75	76,919
5.00%, 08/01/17		475	489,373
First Series
5.50%, 08/01/17	(NPFGC)	35	36,192
Series A
5.00%, 06/01/17		850	870,952
State of Illinois RB
4.00%, 06/15/17		200	204,344
5.00%, 06/15/17	(ETM)	5	5,148

Security		Principal (000s)	Value
5.00%, 06/15/17		$895	$920,740
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	320	330,307
Series B
4.50%, 06/15/17		350	358,834

			4,319,773
INDIANA — 0.77%
Indiana Finance Authority RB
Series C
5.00%, 07/01/17		50	51,507
Indiana University RB
Series A
2.00%, 06/01/17		100	100,823
Series V-1
3.00%, 08/01/17		275	280,076
Indianapolis Local Public Improvement Bond Bank RB
Series K
5.00%, 06/01/17		320	328,678
Purdue University RB
Series BB-1
4.00%, 07/01/17		105	107,556
Series Z-1
5.00%, 07/01/17		655	675,849

			1,544,489
IOWA — 0.73%
City of Des Moines IA GO
Series A
5.00%, 06/01/17		400	411,068
Iowa Finance Authority RB
4.25%, 08/01/17	(ETM)	250	257,230
5.00%, 08/01/17		250	258,745
Series A
4.00%, 08/01/17		155	159,132
State of Iowa RB
4.00%, 06/15/17		150	153,363
Series A
5.00%, 06/01/17	(ETM)	215	221,001

			1,460,539
KANSAS — 0.24%
Johnson County Water District No. 1 RB
4.50%, 06/01/17		400	409,788

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/17		$75	$77,889

			487,677
KENTUCKY — 0.54%
Kentucky Asset Liability Commission RB
5.00%, 09/01/17		400	414,364
Kentucky Public Transportation Infrastructure Authority RB
Series A
3.00%, 07/01/17		50	50,755
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/17		150	155,067
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/17		450	463,909

			1,084,095
LOUISIANA — 0.50%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17	(AMBAC)	165	168,475
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/17		110	112,880
State of Louisiana GO
Series C
5.00%, 07/15/17		565	583,662
State of Louisiana RB
Series A
4.00%, 06/15/17		140	143,109

			1,008,126
MAINE — 0.39%
Maine Turnpike Authority RB
5.00%, 07/01/17	(AGM)	100	103,152
5.25%, 07/01/37	(PR 07/01/17)	250	258,408
State of Maine GO
5.00%, 06/01/17		400	411,368

			772,928

Security		Principal (000s)	Value
MARYLAND — 3.87%
City of Baltimore MD RB
Series D
5.00%, 07/01/17	(AMBAC)	$150	$154,659
City of Frederick MD GO
5.00%, 09/01/17		100	103,867
County of Baltimore MD GO
5.00%, 08/01/17		345	357,096
Series B
5.00%, 08/01/17		500	517,530
County of Frederick MD GO
4.00%, 06/01/17		50	51,074
5.00%, 06/01/18	(PR 06/01/17)	100	102,825
Series B
4.00%, 08/01/17		100	102,675
County of Howard MD GO
Series B
5.00%, 08/15/17		365	378,385
County of Montgomery MD GO
Series A
5.00%, 07/01/17		200	206,320
Series A
5.00%, 07/01/17		100	103,160
5.00%, 08/01/17		200	207,012
County of Montgomery MD GOL
Series A
5.00%, 08/01/17		150	155,259
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	350	361,487
Series B
5.00%, 07/15/17		200	206,644
Series C
5.00%, 08/01/17		200	207,012
Maryland State Transportation Authority RB
5.00%, 07/01/17		300	309,480
Series A
4.00%, 07/01/17		380	389,162
5.00%, 07/01/17		100	103,160
State of Maryland Department of Transportation RB
Second Series
5.00%, 06/01/17		100	102,815

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
State of Maryland GO
5.00%, 08/15/23	(PR 08/15/17)	$250	$259,107
Second Series
5.00%, 07/15/17		475	490,779
5.00%, 08/01/17		485	502,005
Second Series A
3.00%, 08/15/17		100	101,927
Second Series B
5.00%, 08/01/17		725	750,418
5.25%, 08/15/17		360	373,986
Series B
4.50%, 08/01/17		250	257,725
Washington Suburban Sanitary Commission GO
5.00%, 06/01/17		475	488,371
Series A
5.00%, 06/01/17		400	411,260

			7,755,200
MASSACHUSETTS — 5.53%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17		100	102,925
Series C
5.25%, 08/01/17		240	248,899
Commonwealth of Massachusetts GOL
Series 7
4.00%, 07/01/17		255	261,148
Series A
4.00%, 08/01/17		300	308,007
5.00%, 08/01/17		450	465,750
Series B
3.00%, 07/01/17		100	101,662
3.00%, 08/01/17		180	183,307
4.00%, 08/01/17		250	256,673
5.00%, 06/01/17		210	215,912
5.00%, 07/01/17		400	412,640
5.00%, 08/01/17		350	362,250
Series C
4.13%, 08/01/17	(AGM)	120	123,328
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	450	465,849
Series D
5.50%, 08/01/17		215	223,419

Security		Principal (000s)	Value
Massachusetts Bay Transportation Authority RB
Series B
5.00%, 07/01/17		$175	$180,598
5.25%, 07/01/17		385	397,944
Series C
5.50%, 07/01/17	(ETM)	205	212,230
5.50%, 07/01/17		990	1,025,373
Series D
5.00%, 07/01/17	(ETM)	500	515,760
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/17		500	517,530
Series 12
5.25%, 08/01/17		950	985,283
Series 14
3.50%, 08/01/17		100	102,259
5.00%, 08/01/17		245	253,590
Series A
5.25%, 08/01/17		485	503,013
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17		450	465,552
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17		100	103,060
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17	(AGM)	100	102,778
Series D
5.00%, 07/01/17	(AGM)	140	144,413
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/17		835	858,580
Massachusetts Water Resources Authority RB
Series J
5.25%, 08/01/17	(ETM)	65	67,408
5.25%, 08/01/17		840	871,508
5.25%, 08/01/17	(ETM) (AGM)	55	57,037

			11,095,685

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
MICHIGAN — 0.81%
Michigan Finance Authority RB
Series A
5.00%, 07/01/17		$1,465	$1,511,748
Michigan State University RB
Series A
4.00%, 08/15/17		100	102,780

			1,614,528
MINNESOTA — 1.47%
State of Minnesota GO
5.00%, 08/01/17	(ETM)	5	5,173
5.00%, 08/01/17		905	936,575
Series A
5.00%, 06/01/17		125	128,501
5.00%, 08/01/17		175	181,106
Series B
5.00%, 08/01/17		275	284,595
Series C
5.00%, 08/01/17		235	243,199
Series D
3.00%, 08/01/17		200	203,652
4.00%, 08/01/17		100	102,658
5.00%, 08/01/17		465	481,224
Series F
4.00%, 08/01/17		375	384,967

			2,951,650
MISSISSIPPI — 0.05%
Mississippi Development Bank RB
Series C
5.00%, 08/01/17		100	103,164

			103,164
MISSOURI — 0.21%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17	(ETM)	5	5,160
5.00%, 07/01/17		245	252,742
Series B
5.00%, 07/01/17		150	154,740

			412,642

Security		Principal (000s)	Value
MONTANA — 0.10%
Montana Department of Transportation RB
4.00%, 06/01/17	(ETM)	$200	$204,262

			204,262
NEBRASKA — 0.20%
City of Omaha NE GO
5.00%, 06/01/17		250	256,950
Nebraska Public Power District RB
4.00%, 07/01/17		150	153,606

			410,556
NEVADA — 2.01%
Clark County School District GOL
Series A
5.50%, 06/15/17		100	103,288
Series B
4.50%, 06/15/17	(AMBAC)	475	487,269
Series C
5.00%, 06/15/17		115	118,376
Series D
4.00%, 06/15/17		250	255,577
County of Clark Department of Aviation RB
5.00%, 07/01/17		300	309,180
Series D
5.00%, 07/01/17		505	520,493
County of Clark NV RB
5.00%, 07/01/17	(AMBAC)	250	257,785
Series B
3.00%, 07/01/17		150	152,312
Las Vegas Valley Water District GOL
Series B
4.00%, 06/01/17		100	102,114
State of Nevada GOL
4.00%, 08/01/17		150	154,004
Series D
5.00%, 06/01/17		425	436,964
State of Nevada RB
5.00%, 06/01/17		805	827,661
Washoe County School District/NV GOL
4.00%, 06/01/17		100	102,094

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series A
4.13%, 06/01/17		$110	$112,395
Series F
3.00%, 06/01/17		100	101,428

			4,040,940
NEW HAMPSHIRE — 0.76%
New Hampshire Municipal Bond Bank RB
Series A
4.00%, 08/15/17		150	154,170
5.00%, 08/15/17		475	492,124
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	206,320
Series B
4.00%, 06/01/17		100	102,148
5.00%, 06/01/17		200	205,630
State of New Hampshire RB
5.00%, 09/01/17		350	363,041

			1,523,433
NEW JERSEY — 1.85%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17	(GTD)	100	103,445
New Jersey Building Authority RB
Series A
3.00%, 06/15/17		115	116,473
5.00%, 06/15/17		250	256,717
New Jersey Economic Development Authority RB
5.00%, 06/15/17		150	153,213
Series GG
5.00%, 09/01/17	(ETM) (SAP)	40	41,547
New Jersey Educational Facilities Authority RB
Series F
4.50%, 07/01/17		250	256,965
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17		315	325,127

Security		Principal (000s)	Value
Series AA
5.00%, 06/15/17		$370	$379,942
State of New Jersey GO
5.00%, 06/01/17		215	220,534
5.00%, 08/01/17		100	103,199
5.00%, 06/01/23	(PR 06/01/17)	160	164,560
5.00%, 06/01/25	(PR 06/01/17)	150	154,275
5.00%, 06/01/26	(PR 06/01/17)	100	102,850
5.00%, 06/01/27	(PR 06/01/17)	295	303,407
Series H
5.25%, 07/01/17		125	128,838
Series L
5.25%, 07/15/17	(AMBAC)	380	392,263
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	413,692
Series Q
5.00%, 08/15/17		100	103,345

			3,720,392
NEW MEXICO — 1.86%
Albuquerque Municipal School District No. 12 GO
Series A
4.00%, 08/01/17	(SAW)	225	231,073
City of Albuquerque NM GO
Series A
4.00%, 07/01/17		100	102,434
City of Albuquerque NM RB
Series B
5.00%, 07/01/17		150	154,659
County of Santa Fe NM GO
4.00%, 07/01/17		100	102,434
New Mexico Finance Authority RB
Series A
4.50%, 06/01/17		100	102,513
Series B
5.00%, 06/15/17		1,100	1,132,802
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	258,762
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/17		100	103,160

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
Series A
5.00%, 07/01/17	$1,175	$1,212,130
Series A-2
5.00%, 07/01/17	175	180,530
Series B
5.00%, 07/01/17	150	154,740

		3,735,237
NEW YORK — 9.31%
Brooklyn Arena Local Development Corp. RB
Series A
5.00%, 07/15/17	100	103,023
City of Albany NY GOL
Series A
2.00%, 07/01/17	100	100,898
City of New York NY GO
Series 1
5.00%, 08/01/17	50	51,734
Series A
3.00%, 08/01/17	100	101,805
Series A-1
4.00%, 08/01/17	115	118,031
4.00%, 08/15/17	250	256,888
4.20%, 08/01/17	210	215,884
5.00%, 08/01/17	835	863,958
Series B
4.00%, 08/01/17	250	256,590
5.00%, 08/01/17	2,220	2,296,990
Series C
3.00%, 08/01/17	100	101,805
4.00%, 08/01/17	250	256,590
5.00%, 08/01/17	835	863,958
5.25%, 08/01/17	100	103,675
Series E
4.00%, 08/01/17	555	569,630
5.00%, 08/01/17	1,280	1,324,390
Series F
5.00%, 08/01/17	200	206,936
Series G
4.00%, 08/01/17	540	554,234
5.00%, 08/01/17	100	103,468
Series H
4.00%, 08/01/17	200	205,272

Security		Principal (000s)	Value
Series I
5.00%, 08/01/17		$600	$620,808
Series I-1
4.00%, 08/01/17		120	123,163
5.00%, 08/01/17		650	672,542
Series J-1
5.00%, 08/01/17		585	605,288
Metropolitan Transportation Authority RB
Series A
5.50%, 07/01/17	(SAP)	345	357,247
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17	(SAW)	350	358,785
4.50%, 07/15/17	(SAW)	275	282,986
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17	(ETM)	20	20,695
5.00%, 08/01/17		275	284,666
Series A-3
4.00%, 08/01/17	(ETM)	335	343,821
New York City Trust for Cultural Resources RB
Series D
4.00%, 08/01/17	(ETM)	250	256,690
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17	(ETM)	390	401,684
Series EE
3.00%, 06/15/17		100	101,602
5.00%, 06/15/17	(ETM)	165	169,943
Series FF-1
4.00%, 06/15/17		215	220,037
Series GG
4.00%, 06/15/17		150	153,515
5.00%, 06/15/17		100	103,048
New York State Dormitory Authority RB
4.75%, 07/01/17		100	102,965
5.00%, 07/01/17		510	526,590
Series A
3.00%, 07/01/17		130	132,033

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
3.10%, 07/01/17		$200	$203,658
5.00%, 07/01/17		960	989,847
6.00%, 07/01/17	(NPFGC)	100	103,893
Series B
5.00%, 07/01/17	(AGM) (ETM)	105	108,318
Series D
3.00%, 06/15/17		120	121,949
5.00%, 06/15/17		635	654,126
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17		375	386,430
5.50%, 06/15/17		195	201,632
Series A
5.00%, 06/15/17		430	443,107
5.00%, 08/15/17		225	233,453
Series B
5.00%, 06/15/17		275	283,382
Series C
5.00%, 06/15/17		230	237,010
State of Washington COP
Series 148
5.00%, 08/15/17	(AGM)	100	103,629
State of Wisconsin RB
Series 180
3.00%, 06/01/17		50	50,728
Virginia Public School Authority RB
Series 163
2.50%, 07/15/17	(GOI)	50	50,661

			18,665,690
NORTH CAROLINA — 1.31%
City of Charlotte NC GO
5.00%, 08/01/17		645	667,614
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17		110	113,476
Series B
4.00%, 07/01/17		100	102,411
5.00%, 07/01/17		200	206,320
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17		175	180,182

Security	Principal (000s)	Value
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A
3.00%, 06/01/17	$200	$202,924
County of Guilford NC GO
Series A
5.00%, 08/01/17	100	103,506
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17	100	102,692
5.00%, 08/01/17	270	279,512
State of North Carolina GO
Series B
5.00%, 06/01/17	645	663,156

2,621,793
OHIO — 2.32%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17	635	658,286
Series A
5.00%, 07/01/17	115	118,634
5.00%, 08/15/17	75	77,750
Miami University/Oxford OH RB
4.00%, 09/01/17	100	102,747
Ohio State University (The) RB
Series A
4.00%, 06/01/17	100	102,135
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/17	375	385,631
Series B-1
5.00%, 06/01/17	135	138,827
State of Ohio Department of Administration COP
5.00%, 09/01/17	105	108,932
State of Ohio GO
Series B
5.00%, 08/01/17	680	703,977
Series C
5.00%, 08/01/17	1,410	1,459,285
State of Ohio RB
Series 2007-1
5.00%, 06/15/17	(AGM)	130	133,849

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
5.50%, 06/15/17	(AGM)	$100	$103,314
Series 2008-1
5.00%, 06/15/17		540	555,990

			4,649,357
OKLAHOMA — 1.17%
Grand River Dam Authority RB
Series A
4.00%, 06/01/17		100	102,108
5.00%, 06/01/17	(BHAC)	150	154,212
Oklahoma Capital Improvement Authority RB
Series A
3.25%, 07/01/17		100	101,773
4.00%, 07/01/17		375	383,610
Series B
4.00%, 07/01/17		255	260,896
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17		100	102,373
Oklahoma County Independent School District No. 12 Edmond GO
1.50%, 08/01/17		150	150,810
2.50%, 08/01/17		65	65,891
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17		100	101,594
Oklahoma Department of Transportation RB
5.00%, 09/01/17		100	103,610
Oklahoma Development Finance Authority RB
3.00%, 06/01/17		120	121,750
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	128,205
5.00%, 07/15/17		360	372,067
Tulsa County Independent School District No. 1 Tulsa GO
Series B
2.00%, 08/01/17		200	201,828

			2,350,727

Security		Principal (000s)	Value
OREGON — 1.02%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/17	(ETM)	$315	$324,466
5.00%, 08/01/17		440	455,514
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	195,668
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	102,278
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	103,123
Multnomah County School District No. 1 Portland/OR GO
Series B
5.00%, 06/15/17	(GTD)	100	102,983
Portland Community College District GO
5.00%, 06/15/17		375	386,186
State of Oregon GO
Series A
5.00%, 08/01/17		215	222,521
State of Oregon GOL
Series A
5.00%, 08/01/17		150	155,272

			2,048,011
PENNSYLVANIA — 4.14%
City of Philadelphia PA GO
Series A
5.25%, 08/01/17	(AGM)	150	155,214
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/17	(AGM)	175	180,073
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/17		450	463,977
5.00%, 08/15/17		350	362,586

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Second Series
5.00%, 07/01/17		$75	$77,330
5.00%, 08/01/20	(PR 08/01/17)	175	181,064
Third Series
5.00%, 07/15/17		600	619,572
5.38%, 07/01/17		500	516,935
5.38%, 07/01/17	(AGM)	920	951,510
County of Bucks PA GO
5.00%, 06/01/17		150	154,232
Delaware County Authority RB
5.00%, 08/01/17		150	155,143
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17		450	465,772
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/17		1,605	1,656,087
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17		150	152,961
5.00%, 08/01/17		285	294,505
5.00%, 09/01/17		125	129,834
Series AN
5.00%, 06/15/17		125	128,615
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17		915	941,965
Pennsylvania State University RB
Series B
5.25%, 08/15/17		100	103,813
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/17	(AGM)	250	256,695
Series C
5.25%, 06/01/17	(AGM)	250	257,110
Philadelphia Regional Port Authority RB
5.00%, 09/01/17		100	103,682

			8,308,675

Security		Principal (000s)	Value
RHODE ISLAND — 0.05%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/17		$105	$108,101

			108,101
SOUTH CAROLINA — 0.37%
County of Charleston SC GO
Series A
5.50%, 08/01/17		100	103,922
North Charleston Sewer District RB
4.00%, 07/01/17		100	102,289
South Carolina Ports Authority RB
5.00%, 07/01/17		125	128,624
State of South Carolina GO
Series A
5.00%, 06/01/17		200	205,630
5.00%, 07/01/17	(SAW)	200	206,320

			746,785
SOUTH DAKOTA — 0.10%
South Dakota State Building Authority RB
5.00%, 06/01/17	(AGM) (ETM)	85	87,389
5.00%, 06/01/17	(AGM)	115	118,139

			205,528
TENNESSEE — 1.18%
City of Johnson City TN GO
4.00%, 06/01/17		100	102,169
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17		250	256,085
5.00%, 07/01/17		695	717,122
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17		250	257,765
Metropolitan Nashville Airport Authority (The) RB
Series A
4.13%, 07/01/17	(AGM)	100	102,451

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
State of Tennessee GO
Series A
4.00%, 08/01/17		$695	$713,695
Series C
5.00%, 09/01/17		200	207,734

			2,357,021
TEXAS — 7.56%
Austin Independent School District GO
4.00%, 08/01/17		250	256,735
5.00%, 08/01/17	(PSF)	215	222,553
Camino Real Regional Mobility Authority RB
5.00%, 08/15/17		125	129,383
City of Arlington TX GOL
Series A
4.00%, 08/15/17		115	118,218
City of Austin TX GOL
5.00%, 09/01/17		100	103,877
City of Carrollton TX GOL
4.00%, 08/15/17		200	205,274
City of Dallas TX RB
5.00%, 08/15/17	(AGM)	100	103,221
City of El Paso TX GOL
5.00%, 08/15/17		100	103,578
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/17	(NPFGC-FGIC)	175	180,315
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/17		650	673,257
City of San Antonio TX GOL
5.00%, 08/01/17		390	403,685
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(MT 08/14/17)	100	101,780
Corpus Christi Independent School District GO
5.00%, 08/15/17		320	331,622
County of Bexar TX GOL
5.00%, 06/15/17		50	51,470

Security		Principal (000s)	Value
County of Harris TX GOL
Series C
5.00%, 08/15/17		$390	$404,235
County of Harris TX RB
Series A
5.00%, 08/15/17	(NPFGC)	355	367,670
County of Tarrant TX GOL
4.00%, 07/15/17		345	353,763
5.00%, 07/15/17		200	206,654
Del Mar College District GOL
5.00%, 08/15/17		100	103,587
Denton Independent School District GO
4.50%, 08/15/17	(ETM)	75	77,463
4.50%, 08/15/17		50	51,567
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	200	207,340
Ennis Independent School District GO
5.00%, 08/15/17		125	129,456
Frisco Independent School District GO
5.00%, 08/15/17	(PSF)	100	103,565
Hays Consolidated Independent School District GO
4.00%, 08/15/17	(PSF)	400	411,200
Houston Independent School District GOL
Series A
5.00%, 08/15/17	(PSF)	300	311,085
Keller Independent School District/TX GO
1.50%, 08/15/17	(PSF)	100	100,648
Klein Independent School District GO
Series A
4.00%, 08/01/17		425	436,088
5.00%, 08/01/17	(PSF)	100	103,513
Leander Independent School District GO
Series A
0.00%, 08/15/17	(PSF)	50	49,622

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Lewisville Independent School District GO
5.00%, 08/15/17		$50	$51,807
Lone Star College System GOL
Series A
5.00%, 08/15/17	(ETM)	90	93,317
5.00%, 08/15/17		10	10,361
Magnolia Independent School District/TX GO
5.00%, 08/15/17	(PSF)	100	103,670
Mesquite Independent School District GO
4.25%, 08/15/17	(ETM) (PSF)	100	103,033
4.25%, 08/15/17	(PSF)	130	133,922
North East Independent School District/TX GO
5.00%, 08/01/17	(PSF)	140	144,949
Series A
5.00%, 08/01/17	(PSF)	385	398,580
North Texas Municipal Water District RB
3.00%, 06/01/17		100	101,469
4.00%, 06/01/17		535	546,165
5.00%, 09/01/17		300	311,631
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17		25	25,715
5.00%, 09/01/17		300	311,319
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	200	205,391
Permanent University Fund RB
5.00%, 07/01/17		500	515,800
Series A
5.00%, 07/01/17		100	103,145
Round Rock Independent School District GO
5.00%, 08/01/17		365	377,822
5.00%, 08/01/17	(PSF)	170	175,972
Series A
4.00%, 08/01/17		125	128,353

Security		Principal (000s)	Value
San Antonio Independent School District/TX GO
5.00%, 08/15/17	(PSF)	$290	$300,715
Series 2011
4.00%, 08/15/17		150	154,236
South San Antonio Independent School District/TX GO
4.25%, 08/15/17	(PSF)	90	92,621
State of Texas GO
Series A
5.00%, 08/01/17		260	269,167
Series B
5.00%, 08/01/17		100	103,535
Series C
4.00%, 08/01/17		125	128,346
5.25%, 08/01/17		200	207,434
Series D
4.00%, 08/01/17		100	102,677
Series E
4.00%, 08/01/17		340	349,102
Tarrant Regional Water District RB
6.00%, 09/01/17		250	261,857
Texas Tech University RB
Series A
5.00%, 08/15/17		450	466,303
Texas Water Development Board RB
Series A
5.00%, 07/15/17		385	387,655
University of Texas System (The) RB
Series A
4.00%, 08/15/17		245	251,853
5.00%, 08/15/17		275	285,085
Series B
3.00%, 08/15/17		250	254,817
5.00%, 08/15/17		290	300,634
5.25%, 08/15/17		390	405,151
Series C
5.00%, 08/15/17		180	186,601
Series D
2.00%, 08/15/17		100	101,075
Series E
5.00%, 08/15/17		100	103,667

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	$100	$102,912
Wylie Independent School District/TX GO
0.00%, 08/15/17	(PSF)	100	99,243

			15,169,531
UTAH — 1.82%
County of Salt Lake UT RB
Series A
5.00%, 08/15/17		125	129,585
Davis County School District GO
5.00%, 06/01/17	(GTD)	100	102,767
Intermountain Power Agency RB
Series A
4.00%, 07/01/17		740	757,449
State of Utah GO
Series A
4.00%, 07/01/17		510	522,337
5.00%, 07/01/17		1,615	1,666,163
Series C
4.00%, 07/01/17		100	102,419
5.00%, 07/01/17		360	371,405

			3,652,125
VIRGINIA — 3.28%
City of Alexandria VA GO
Series A
5.00%, 07/15/17		50	51,661
City of Fairfax VA GO
2.50%, 07/15/17		100	101,353
City of Richmond VA GO
Series C
5.00%, 07/15/17	(SAW)	150	155,040
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17		200	205,698
Series B
5.00%, 07/15/17		175	180,884
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17		125	128,519
Series B
4.00%, 06/01/17		130	132,792
5.00%, 06/01/17		325	334,149

Security		Principal (000s)	Value
County of Arlington VA GO
Series C
4.00%, 08/15/17		$100	$102,797
Series D
5.00%, 08/01/17		200	207,012
County of Henrico VA GO
5.00%, 07/15/17		370	382,291
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/17		100	103,449
Virginia College Building Authority RB
Series A
5.00%, 09/01/17		140	145,401
Series B
4.25%, 09/01/17		100	103,172
5.00%, 09/01/17		1,135	1,178,734
Virginia Public Building Authority RB
Series A
5.00%, 08/01/17		840	869,543
Series B
5.00%, 08/01/17	(SAP)	150	155,276
Series C
5.00%, 08/01/17		100	103,517
Series D
5.00%, 08/01/17		125	129,396
Virginia Public School Authority RB
Series 2010C
5.00%, 08/01/17	(SAW)	230	238,032
Series A
5.00%, 08/01/17		280	289,777
Series B
5.00%, 08/01/17		350	362,222
5.00%, 08/01/17	(SAW)	150	155,238
5.25%, 08/01/17		615	637,755
Series C
5.00%, 08/01/17	(SAW)	125	129,365

			6,583,073
WASHINGTON — 6.39%
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/17		150	154,016

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Clark County School District No. 114 Evergreen GO
Series B
3.00%, 06/01/17	(GTD)	$150	$152,123
County of King WA GOL
5.00%, 06/01/17		100	102,821
Series B
5.00%, 06/01/17		100	102,842
Energy Northwest RB
Series A
4.00%, 07/01/17		385	394,255
4.50%, 07/01/17		285	292,917
5.00%, 07/01/17		2,740	2,826,364
5.25%, 07/01/17	(NPFGC)	275	284,185
Series B
5.00%, 07/01/17		620	639,543
Series C
0.00%, 07/01/17		100	99,297
5.00%, 07/01/17		120	123,782
5.25%, 07/01/17	(NPFGC)	140	144,676
Series D
5.00%, 07/01/17		100	103,152
King County School District No. 414 Lake Washington GOL
5.00%, 06/01/17		200	205,642
Port of Seattle WA RB
5.50%, 09/01/17	(NPFGC)	150	156,209
Series A
4.00%, 06/01/17		100	102,125
4.00%, 08/01/17		200	205,282
State of Washington COP
5.00%, 07/01/17		195	201,041
Series B
4.50%, 07/01/17		560	575,254
Series D
4.00%, 07/01/17		140	143,290
State of Washington GO
Series 2010A
5.00%, 08/01/17		125	129,408
Series 2010C
5.00%, 08/01/17		115	119,055
Series A
5.00%, 07/01/17		400	412,732
5.00%, 07/01/32	(PR 07/01/17)	260	268,255

Security		Principal (000s)	Value
Series B
5.00%, 07/01/17		$100	$103,183
5.00%, 07/01/17	(AGM)	200	206,366
Series C
0.00%, 06/01/17	(AMBAC)	100	99,415
5.00%, 06/01/17		180	185,103
5.50%, 07/01/17		205	212,294
Series R-2007C
5.00%, 07/01/17		575	593,302
Series R-2011B
5.00%, 07/01/17		315	325,026
Series R-2011C
5.00%, 07/01/17		1,045	1,078,262
Series R-2013A
5.00%, 07/01/17		290	299,231
Series R-2015-C
5.00%, 07/01/17		100	103,183
Series R-C
5.00%, 07/01/17		630	650,053
State of Washington RB
5.00%, 09/01/17		980	1,016,731

			12,810,415
WEST VIRGINIA — 0.18%
School Building Authority of West Virginia RB
5.00%, 07/01/17		100	103,145
State of West Virginia GO
Series A
5.00%, 06/01/17		250	257,053

			360,198
WISCONSIN — 1.93%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17		400	411,232
Series 4
4.00%, 06/01/17		250	255,355
5.00%, 06/01/17		330	339,266
State of Wisconsin RB
Series 1
4.00%, 07/01/17		400	409,584
5.00%, 07/01/17		100	103,145

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Security		Principal or Shares (000s)	Value
Wisconsin Department of Transportation
Series 1
5.00%, 07/01/17		$500	$515,915
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17		350	361,141
5.00%, 07/01/17	(NPFGC-FGIC)	195	201,207
Series 2
4.00%, 07/01/17		425	435,344
Series A
5.00%, 07/01/17		75	77,387
WPPI Energy RB
Series 2013A
4.00%, 07/01/17		310	317,332
Series A
5.00%, 07/01/17	(AGM)	435	448,276

			3,875,184

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $197,853,322)			198,240,963

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Liquidity Funds: MuniCash
0.59%[a,b]		334	333,930

			333,930

TOTAL SHORT-TERM INVESTMENTS
(Cost: $333,930)			333,930

TOTAL INVESTMENTS IN SECURITIES — 98.99%
(Cost: $198,187,252)[c]			198,574,893
Other Assets, Less Liabilities — 1.01%			2,027,766

NET ASSETS — 100.00%			$200,602,659

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $198,187,252. Net unrealized appreciation was $387,641, of which $435,508 represented gross unrealized appreciation on securities and $47,867 represented gross unrealized depreciation on securities.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$198,240,963	$—	$198,240,963
Money market funds	333,930	—	—	333,930

Total	$333,930	$198,240,963	$—	$198,574,893

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.83%

ALABAMA — 0.87%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$460	$495,485
Alabama Public School & College Authority RB
Series A
5.00%, 06/01/18	150	160,218
Series C
5.00%, 09/01/18	215	231,748
State of Alabama GO
Series A
5.00%, 08/01/18	50	53,788
Series C
5.00%, 06/01/18	265	283,296

		1,224,535
ALASKA — 0.56%
Alaska Energy Authority RB
Series Sixth
5.00%, 07/01/18	25	26,715
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	105,047
5.50%, 06/30/18	120	129,168
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18	100	107,423
5.00%, 09/01/18	100	107,751
State of Alaska GO
Series A
4.00%, 08/01/18	245	258,504
5.00%, 08/01/18	50	53,664

		788,272
ARIZONA — 4.59%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18	100	106,518
Arizona State University RB
Series A
4.00%, 07/01/18	90	94,889

Security		Principal (000s)	Value
Series C
6.00%, 07/01/26	(PR 07/01/18)	$1,000	$1,089,210
Arizona Transportation Board RB
5.00%, 07/01/18		225	241,330
Series A
5.00%, 07/01/18		125	133,869
City of Chandler AZ GO
3.13%, 07/01/18		30	31,195
City of Chandler AZ RB
4.00%, 07/01/18		100	105,378
City of Mesa AZ GO
5.00%, 07/01/18	(ETM) (NPFGC)	35	37,508
5.00%, 07/01/18	(NPFGC)	10	10,706
City of Mesa AZ Utility System Revenue RB
3.00%, 07/01/18		20	20,682
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		70	73,828
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		720	771,473
5.25%, 07/01/18	(NPFGC-FGIC)	150	161,538
Series A
4.00%, 07/01/18		185	194,849
5.00%, 07/01/18		280	299,611
City of Scottsdale AZ GO
Series 2008A
4.50%, 07/01/18		100	106,372
City of Scottsdale AZ GOL
3.00%, 07/01/18		345	357,693
4.00%, 07/01/18		100	105,504
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	53,575
City of Tempe AZ GO
Series A
4.00%, 07/01/18		155	163,475
4.25%, 07/01/18		35	37,066
City of Tempe AZ GOL
Series B
4.00%, 07/01/18		120	126,562

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
City of Tucson AZ Water System Revenue RB
Series A
5.00%, 07/01/18	$65	$69,623
County of Maricopa AZ COP
5.00%, 07/01/18	250	267,465
County of Pima AZ GO
4.00%, 07/01/18	(AGM)	185	194,949
County of Pima AZ RB
4.00%, 07/01/18	215	226,640
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	110	117,884
5.00%, 07/01/18	(AGM)	125	133,959
Series B
5.00%, 07/01/18	75	80,375
Maricopa County Community College District GO
4.00%, 07/01/18	355	374,603
Series D
3.00%, 07/01/18	45	46,703
Maricopa County High School District No. 210-Phoenix GO
Series A
3.00%, 07/01/18	100	103,554
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18	75	80,267
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18	145	155,524
State of Arizona COP
5.00%, 09/01/18	100	107,638
University of Arizona
Series B
5.00%, 06/01/18	100	106,812
Yavapai County Community College District GOL
4.00%, 07/01/18	100	105,378

6,494,205
CALIFORNIA — 14.09%
Anaheim Union High School District GO
5.00%, 08/01/18	185	198,967

Security		Principal (000s)	Value
Burbank Unified School District GO
Series B
0.00%, 08/01/18		$115	$112,423
Series C
0.00%, 08/01/18	(NPFGC-FGIC)	350	342,580
Cabrillo Community College District GO
5.00%, 08/01/18		100	107,683
California State Public Works Board RB
5.00%, 06/01/18		150	160,369
5.00%, 09/01/18	(ETM)	250	269,892
Series A
5.00%, 09/01/18		100	107,917
Series F
4.00%, 09/01/18		20	21,207
5.00%, 09/01/18		275	296,772
Series G
5.00%, 09/01/18		75	80,938
Chaffey Community College District GO
Series A
4.00%, 06/01/18		75	79,010
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		130	139,382
City of Cupertino CA COP
2.00%, 07/01/18		150	153,205
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		85	91,775
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/18		225	240,638
Clovis Unified School District GO
Series A
0.00%, 08/01/18	(NPFGC)	150	146,639
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18	(AGM)	110	115,607

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Desert Sands Unified School District GO
4.00%, 08/01/18		$50	$52,904
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/18		40	42,148
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	200	215,418
Foothill-De Anza Community College District GO
0.00%, 08/01/18	(NPFGC)	55	53,834
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	70	75,734
Fremont Unified School District/Alameda County CA GO
Series B
4.00%, 08/01/18		100	105,713
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	107,626
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGM)	170	182,738
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	79,355
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18	(NPFGC)	200	195,358
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	107,378
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		70	75,338
Los Altos Elementary School District GO
3.00%, 08/01/18		100	104,098

Security		Principal (000s)	Value
5.00%, 08/01/18		$120	$129,284
Los Angeles Community College District/CA GO
Series E-1
4.00%, 08/01/18		200	211,614
Series F-1
4.00%, 08/01/18		80	84,646
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		225	237,505
Series A
5.00%, 07/01/18		515	552,749
Series B
5.00%, 06/01/18		130	139,103
Los Angeles County Public Works Financing Authority RB
Series A
5.00%, 08/01/18		290	311,950
Los Angeles Department of Water & Power RB
Series A
3.00%, 07/01/18		250	259,598
4.00%, 07/01/18		135	142,528
5.00%, 07/01/18		185	198,529
Series B
5.00%, 07/01/18		325	348,767
Los Angeles Department of Water RB
Series B
5.00%, 07/01/18		285	305,945
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		220	236,049
Series A-1
4.00%, 07/01/18		105	110,836
5.50%, 07/01/18	(FGIC)	280	302,856
Series B
5.00%, 07/01/18		200	214,590
Series C
5.00%, 07/01/18		230	246,778
Series D
5.00%, 07/01/18		50	53,648
Series KRY
5.00%, 07/01/18		290	311,155

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/18	(AGM)	$125	$133,823
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	246,944
Series B
4.00%, 07/01/18		75	79,223
Series E
4.00%, 07/01/18		50	52,815
Municipal Improvement Corp. of Los Angeles RB
Series A
4.10%, 09/01/18	(ETM)	100	106,215
New Haven Unified School District
5.00%, 08/01/18	(ETM)	50	53,818
5.00%, 08/01/18		75	80,620
Northern California Power Agency RB
Series A
5.00%, 07/01/18		175	187,701
Orange County Transportation Authority RB
5.00%, 08/15/18		170	183,459
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		100	107,531
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/18		165	176,553
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	115	124,887
Series U
5.00%, 08/15/18	(AGM)	95	102,392
Series X
5.00%, 08/15/18		75	80,836
San Diego Community College District GO
5.00%, 08/01/18		285	307,216

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18	(ETM)	$150	$161,425
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18	(NPFGC-FGIC)	140	137,071
Series B
6.05%, 07/01/18		125	136,306
Series R-3
5.00%, 07/01/18		100	107,295
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18		255	265,378
5.00%, 08/01/18		150	161,563
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		135	144,600
San Jose Evergreen Community College District GO
Series B
5.00%, 09/01/18		50	53,979
San Jose Financing Authority RB
Series A
5.00%, 06/01/18		300	320,643
San Juan Unified School District GO
5.00%, 08/01/18		125	134,533
San Mateo County Community College District GO
Series A
0.00%, 09/01/18	(NPFGC)	275	269,646
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/18		50	52,978
Santa Clara Unified School District GO
5.00%, 07/01/18		100	107,295
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	105,807

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Southern California Public Power Authority RB
4.00%, 07/01/18		$100	$105,558
5.00%, 07/01/18		380	407,720
Series A
3.50%, 07/01/18		100	104,689
5.00%, 07/01/18		240	257,508
State of California GO
4.00%, 09/01/18		165	174,992
4.50%, 08/01/18		215	229,401
5.00%, 08/01/18		520	559,556
5.00%, 09/01/18		1,270	1,370,800
Series A
4.40%, 07/01/18	(ETM)	460	488,428
5.00%, 07/01/18	(ETM)	1,945	2,085,468
Series B
5.00%, 09/01/18		1,225	1,322,228
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18		75	81,301
William S Hart Union High School District GO
Series C
4.00%, 08/01/18		100	105,713

			19,936,690
COLORADO — 0.49%
City & County of Denver CO GO
5.25%, 08/01/18		145	156,671
Series A
5.00%, 08/01/18		145	156,011
Colorado Water Resources & Power Development Authority RB
Series A
4.00%, 09/01/18		60	63,618
Regional Transportation District COP
Series A
5.00%, 06/01/18		100	106,518
University of Colorado RB
5.00%, 06/01/18		90	96,271
Series B-1
5.00%, 06/01/18		100	106,967

			686,056

Security		Principal (000s)	Value
CONNECTICUT — 2.85%
City of Bristol CT GO
4.00%, 07/15/18		$60	$63,241
City of Stamford CT GO
2.50%, 08/01/18		250	257,900
5.00%, 08/15/18		100	107,868
Connecticut State Health & Educational Facility Authority RB
Series A
1.38%, 07/01/35		1,550	1,563,981
State of Connecticut GO
Series B
5.25%, 06/01/18	(AMBAC)	465	497,834
Series C
5.00%, 06/01/18		170	181,341
5.00%, 06/15/18		250	267,045
State of Connecticut RB
Series A
5.00%, 06/01/18		150	160,330
State of Connecticut Special Tax Revenue RB
Series A
3.00%, 09/01/18		150	155,786
4.00%, 09/01/18		75	79,316
Series B
5.00%, 08/01/18		100	107,337
State of Connecticut Special Tax Revenue ST
Series B
5.25%, 07/01/18	(AMBAC)	100	107,455
Town of Newton CT GO
Series B
5.00%, 07/01/18		100	107,258
Town of Watertown CT GO
Series B
5.00%, 07/01/18		150	160,642
Town of West Hartford CT GO
Series A
5.00%, 07/01/18		100	107,295
University of Connecticut RB
Series A
4.00%, 08/15/18		100	105,669

			4,030,298

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
DELAWARE — 1.00%
County of New Castle DE GO
Series A
4.00%, 07/15/18		$85	$89,825
5.00%, 07/15/18		100	107,452
Series B
4.00%, 07/15/18		135	142,664
Delaware Transportation Authority RB
5.00%, 07/01/18		340	364,616
Series A
5.00%, 07/01/18		420	450,408
State of Delaware GO
5.00%, 07/01/18		175	187,670
Series A
3.00%, 07/01/18		75	77,839

			1,420,474
DISTRICT OF COLUMBIA — 0.55%
District of Columbia GO
Series A
5.00%, 06/01/18		305	325,880
Series B
5.25%, 06/01/18	(AMBAC)	415	445,129

			771,009
FLORIDA — 5.41%
County of Hillsborough FL RB
5.00%, 08/01/18		150	161,291
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC-FGIC)	50	53,802
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	155,156
Series A
5.00%, 07/01/18	(AGC)	175	187,289
County of Palm Beach FL RB
5.00%, 06/01/18		200	213,832
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		140	149,881
5.25%, 07/01/18		430	462,216

Security		Principal (000s)	Value
Florida Department of Management Services COP
Series A
5.00%, 08/01/18		$160	$171,891
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		235	247,850
5.00%, 07/01/18		415	444,896
Hillsborough County School Board COP
Series A
5.50%, 07/01/18		225	243,162
Lee County School Board COP
5.00%, 08/01/18		180	193,315
Series B
5.00%, 08/01/18		200	214,794
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		90	96,254
Series B
5.00%, 07/01/18		100	106,823
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		335	359,080
Series B
5.00%, 08/01/18		65	69,672
Pasco County School Board COP
5.00%, 08/01/18		100	107,055
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/18		210	224,160
School Board of Miami-Dade County (The) COP
Series A
5.00%, 08/01/18	(AMBAC)	230	246,714
School District of Broward County/FL COP
Series A
5.00%, 07/01/18		225	240,392

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
State of Florida GO
Series A
5.00%, 06/01/18	$1,115	$1,192,113
5.00%, 07/01/18	70	75,081
Series B
4.00%, 06/01/18	120	126,313
5.00%, 06/01/18	380	406,281
5.00%, 07/01/18	170	182,339
Series C
5.00%, 06/01/18	45	48,112
Series D
5.00%, 06/01/18	125	133,645
Series E
5.00%, 06/01/18	70	74,841
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18	405	430,438
5.00%, 07/01/18	100	107,149
Series E
5.00%, 07/01/18	460	492,885
Volusia County School Board COP
Series A
5.00%, 08/01/18	35	37,562

7,656,284
GEORGIA — 2.66%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18	75	79,793
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18	40	42,718
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/18	50	52,434
5.00%, 06/01/18	300	319,866
5.00%, 06/01/18	(AGM)	470	501,203
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18	220	235,767
Series B
4.00%, 07/01/18	135	142,333

Security	Principal (000s)	Value
State of Georgia GO
Series A
5.00%, 07/01/18	$275	$294,960
Series B
4.25%, 08/01/18	150	159,347
5.00%, 07/01/18	100	107,258
Series C
5.00%, 07/01/18	300	321,774
Series E
5.00%, 07/01/18	45	48,266
Series E-2
4.00%, 09/01/18	315	333,994
Series I
5.00%, 07/01/18	1,050	1,126,209

		3,765,922
HAWAII — 1.67%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/18	75	79,240
Series B
5.00%, 08/01/18	150	161,234
City & County of Honolulu HI Wastewater System Revenue RB
Series 2009A
5.00%, 07/01/18	185	198,259
Series A
3.00%, 07/01/18	180	186,653
5.00%, 07/01/18	100	107,167
County of Hawaii HI GO
Series B
5.00%, 09/01/18	100	107,810
County of Maui HI GO
5.00%, 06/01/18	100	106,864
Series B
5.00%, 06/01/18	50	53,432
Honolulu City & County Board of Water Supply RB
Series A
4.00%, 07/01/18	110	115,955
State of Hawaii GO
Series DO
5.00%, 08/01/18	200	215,054

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series DQ
5.00%, 06/01/18	(ETM)	$500	$534,230
Series DR
5.00%, 06/01/18		360	384,710
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/18	(AGM)	100	107,692

			2,358,300
ILLINOIS — 2.08%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		70	74,611
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(ETM) (NPFGC-FGIC)	55	53,953
0.00%, 06/15/18	(NPFGC-FGIC)	150	145,090
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	100	107,878
Series A
5.00%, 07/01/18		50	53,502
Series B
5.50%, 06/01/18	(NPFGC)	160	172,000
State of Illinois
0.00%, 08/01/18		100	96,138
State of Illinois GO
0.00%, 08/01/18		250	240,345
4.00%, 07/01/18		360	373,154
5.00%, 08/01/18		265	279,787
First Series
5.50%, 08/01/18	(NPFGC)	135	144,164
Series A
4.00%, 09/01/18		30	31,174
State of Illinois RB
3.00%, 06/15/18		150	155,094
5.00%, 06/15/18		225	240,244
Second Series
5.75%, 06/15/18		225	242,458
Series B
5.00%, 06/15/18		500	533,875

			2,943,467

Security		Principal (000s)	Value
INDIANA — 0.28%
Indiana University RB
Series 2008A
5.00%, 06/01/18		$100	$106,864
Purdue University RB
Series Y
5.00%, 07/01/18		200	214,516
Series Z-1
5.00%, 07/01/18		75	80,444

			401,824
IOWA — 0.83%
City of Cedar Rapids IA GO
Series A
4.00%, 06/01/18		145	152,463
Iowa City Community School District GO
Series B
3.00%, 06/01/18		135	139,732
Iowa Finance Authority RB
4.50%, 08/01/18	(ETM)	80	85,275
5.00%, 08/01/18		480	516,269
5.00%, 08/01/18	(ETM)	65	69,876
Series A
5.00%, 08/01/18		55	59,156
State of Iowa RB
4.00%, 06/15/18		150	157,865

			1,180,636
KANSAS — 0.63%
Douglas County Unified School District No. 497 Lawrence GO
Series A
4.00%, 09/01/18		90	95,179
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/18		240	258,600
State of Kansas Department of Transportation RB
Series B-2
5.00%, 09/01/22	(PR 09/01/18)	500	539,285

			893,064

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
KENTUCKY — 0.31%
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/18		$75	$80,263
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/18		335	358,524

			438,787
LOUISIANA — 0.34%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		100	106,364
State of Louisiana GO
Series A
5.00%, 08/01/18	(ETM)	200	215,004
5.00%, 09/01/18	(ETM)	100	107,837
State of Louisiana RB
Series A
4.00%, 06/15/18		50	52,578

			481,783
MAINE — 0.31%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/18		100	107,691
Maine Turnpike Authority RB
5.00%, 07/01/18		50	53,583
5.00%, 07/01/18	(AGM)	255	273,276

			434,550
MARYLAND — 4.17%
City of Frederick MD GO
5.00%, 09/01/18		175	188,807
County of Baltimore MD GO
5.00%, 08/01/18		250	268,985
Series B
4.50%, 09/01/18		100	106,980
County of Frederick MD GO
4.00%, 08/01/18		100	105,738
County of Harford MD GO
5.00%, 07/01/18		200	214,734
County of Howard MD GO
Series A
5.00%, 08/15/18		100	107,751

Security	Principal (000s)	Value
Series B
5.00%, 08/15/18	$390	$420,229
County of Montgomery MD GO
Series A
5.00%, 07/01/18	185	198,427
5.00%, 08/01/18	100	107,594
County of Montgomery MD GOL
Series A
5.00%, 08/01/18	150	161,391
County of Prince George’s MD GOL
4.00%, 07/15/18	25	26,401
Series A
5.00%, 09/01/18	250	269,725
Maryland State Transportation Authority RB
5.00%, 07/01/18	100	107,185
Series A
4.00%, 07/01/18	285	300,532
5.00%, 07/01/18	320	342,993
State of Maryland Department of Transportation RB
4.00%, 09/01/18	200	212,060
State of Maryland GO
First Series
4.00%, 08/15/18	650	688,317
Second Series
5.00%, 07/15/18	420	451,143
5.25%, 08/15/18	155	167,733
Series A
4.00%, 08/01/18	50	52,888
5.00%, 08/01/18	200	215,188
Series B
4.50%, 08/01/18	280	298,718
5.00%, 08/01/18	150	161,391
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18	350	374,224
Second Series
5.00%, 06/01/18	75	80,191
Series 2009A
4.00%, 06/01/18	160	168,427

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series 2010A
4.00%, 06/01/18		$100	$105,267

			5,903,019
MASSACHUSETTS — 3.93%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/18		50	52,976
Commonwealth of Massachusetts GOL
Series A
3.70%, 08/01/18		100	105,165
5.00%, 08/01/18		220	236,559
Series B
3.00%, 06/01/18		525	543,653
4.00%, 06/01/18		240	252,497
4.00%, 07/01/18		25	26,367
5.00%, 06/01/18		100	106,861
5.00%, 08/01/18		725	779,571
Series D
5.50%, 08/01/18		160	173,498
5.50%, 08/01/18	(NPFGC)	100	108,436
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18		100	105,576
5.00%, 07/01/24	(PR 07/01/18)	100	107,185
5.25%, 07/01/18		285	306,663
Series B
5.00%, 07/01/18		270	289,351
5.25%, 07/01/18		105	112,981
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	535,835
5.50%, 07/01/18		100	108,035
Series D
5.00%, 07/01/18		120	128,600
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		140	150,632
Series 12B
5.00%, 08/01/18		195	209,808
Series 15A
5.00%, 08/01/18		845	909,169

Security	Principal (000s)	Value
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/18	$200	$215,208

5,564,626
MICHIGAN — 0.55%
Michigan Finance Authority RB
Series A
5.00%, 07/01/18	640	686,688
Michigan State University RB
Series C
5.00%, 08/15/18	80	86,111

772,799
MINNESOTA — 1.47%
Metropolitan Council GO
Series D
5.00%, 09/01/18	25	26,977
State of Minnesota GO
5.00%, 08/01/18	295	317,290
Series A
5.00%, 06/01/18	200	213,774
5.00%, 08/01/18	385	414,091
Series B
4.00%, 08/01/18	100	105,776
5.00%, 08/01/18	225	242,001
Series D
5.00%, 08/01/18	100	107,594
Series F
4.00%, 08/01/18	365	385,944
State of Minnesota RB
4.00%, 06/01/18	(AGM)	155	162,863
University of Minnesota RB
5.00%, 08/01/18	90	96,723

2,073,033
MISSISSIPPI — 0.02%
Mississippi State University Educational Building Corp. RB
Series A
4.00%, 08/01/18	25	26,413

26,413

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
MISSOURI — 0.15%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18		$75	$80,444
Series A
5.00%, 07/01/18		125	134,072

			214,516
MONTANA — 0.11%
Montana Department of Transportation RB
5.00%, 06/01/18		150	160,011

			160,011
NEBRASKA — 0.07%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18		100	105,295

			105,295
NEVADA — 2.67%
Clark County School District GOL
Series A
5.00%, 06/15/18		570	609,421
Clark County Water Reclamation District GOL
5.25%, 07/01/19	(PR 07/01/18)	290	311,939
County of Clark Department of Aviation RB
Series A
5.25%, 07/01/18		135	145,016
Series B
5.00%, 07/01/18		580	620,623
Series D
5.00%, 07/01/18		280	299,511
County of Clark NV GOL
5.00%, 06/01/18		275	293,114
County of Clark NV RB
4.00%, 07/01/18		350	368,949
Series B
4.00%, 07/01/18		75	78,791
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/18		100	106,777

Security		Principal (000s)	Value
Series C
5.00%, 06/01/18		$165	$176,182
State of Nevada GOL
5.00%, 06/01/18		25	26,716
5.00%, 08/01/18		190	204,301
Series C
5.00%, 06/01/18		360	384,710
State of Nevada Highway Improvement Revenue RB
4.25%, 12/01/20	(PR 06/01/18)	100	105,589
Washoe County School District/NV GOL
Series F
5.00%, 06/01/18		50	53,380

			3,785,019
NEW HAMPSHIRE — 0.77%
New Hampshire Municipal Bond Bank RB
Series C
5.50%, 08/15/18		165	179,135
New Hampshire State Turnpike System RB
Series C
5.00%, 08/01/18		200	214,832
State of New Hampshire GO
Series A
5.00%, 07/01/18		110	117,984
Series B
4.00%, 06/01/18		300	315,801
5.00%, 06/01/18		100	106,921
State of New Hampshire RB
5.00%, 09/01/18		145	155,920

			1,090,593
NEW JERSEY — 2.49%
County of Middlesex NJ GO
Series A
3.00%, 06/01/18		100	103,561
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		150	159,037
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	264,335

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
5.00%, 09/01/18	(ETM)	$315	$339,561
5.00%, 09/01/18		200	213,074
Series A
0.00%, 07/01/18	(NPFGC)	55	53,225
Series PP
5.00%, 06/15/18		100	105,884
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	260	274,965
Series J
5.00%, 07/01/18		50	53,629
Series K
4.25%, 07/01/18		100	105,956
New Jersey Environmental Infrastructure Trust RB
Series A
4.00%, 09/01/18	(GTD)	300	317,913
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	424,100
5.75%, 06/15/18		50	53,643
Series AA
4.00%, 06/15/18		65	67,824
Series B
5.00%, 06/15/18		75	79,519
State of New Jersey GO
5.00%, 06/01/18		170	180,176
Series H
5.25%, 07/01/18		175	186,748
Series K
5.13%, 07/15/18		50	53,317
Series L
5.25%, 07/15/18	(AMBAC)	50	53,428
Series M
5.50%, 07/15/18	(AMBAC)	360	386,262
Series Q
5.00%, 08/15/18		50	53,348

			3,529,505
NEW MEXICO — 1.56%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	100	103,930

Security	Principal (000s)	Value
City of Albuquerque NM GO
Series A
4.00%, 07/01/18	$50	$52,779
City of Santa Fe NM RB
Series A
4.00%, 06/01/18	60	63,116
5.00%, 06/01/18	125	133,557
County of Santa Fe NM GO
4.00%, 07/01/18	100	105,522
Series A
3.00%, 07/01/18	75	77,839
New Mexico Finance Authority RB
5.00%, 06/15/18	300	321,342
Series A
4.00%, 06/01/18	60	63,208
Series E
4.00%, 06/01/18	280	294,972
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	158,395
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18	725	777,490
Series B
5.00%, 07/01/18	50	53,620

2,205,770
NEW YORK — 9.01%
City of New York NY GO
5.00%, 08/01/18	350	375,756
Series 1
4.00%, 08/01/18	100	105,544
5.00%, 08/01/18	360	386,492
Series A
3.00%, 08/01/18	125	129,660
5.00%, 08/01/18	125	134,199
Series B
4.00%, 08/01/18	275	290,246
5.00%, 08/01/18	485	520,691
Series C
4.00%, 08/01/18	255	269,137
5.00%, 08/01/18	775	832,032
5.25%, 08/01/18	70	75,469
Series D
5.00%, 08/01/18	45	48,312

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series E
0.00%, 08/01/18		$50	$48,890
4.00%, 08/01/18		380	401,067
5.00%, 08/01/18		475	509,956
Series F
5.00%, 08/01/18		70	75,151
Series G
5.00%, 08/01/18		665	713,937
Series I
5.00%, 08/01/18		680	730,041
Series I-1
5.00%, 08/01/18		450	483,115
Series J
5.00%, 08/01/18		50	53,680
Series K
5.00%, 08/01/18		250	268,397
County of Onondaga NY GO
Series A
5.00%, 06/15/18		125	134,044
County of Orange NY GO
Series A
5.00%, 07/15/18		25	26,756
County of Westchester NY GO
Series B
5.00%, 07/01/18		100	107,295
County of Westchester NY GOL
Series B
4.00%, 07/01/18		20	21,112
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/18	(SAP)	150	162,758
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
3.00%, 07/15/18	(SAW)	100	103,772
5.00%, 07/15/18	(SAW)	755	810,258
Series S-2
4.90%, 07/15/18	(SAW)	25	26,786
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		420	451,710

Security		Principal (000s)	Value
Series A-3
5.00%, 08/01/18	(ETM)	$145	$155,795
New York City Water & Sewer System RB
5.00%, 06/15/18	(ETM)	60	64,240
Series C
5.25%, 06/15/18	(ETM)	115	123,614
Series D
0.00%, 06/15/18		60	58,838
Series FF
5.00%, 06/15/18		215	230,327
Series FF-1
3.25%, 06/15/18		100	104,148
5.00%, 06/15/18		150	160,694
New York City Water & Sewer System RB BAB
Series EE
5.00%, 06/15/18	(ETM)	100	107,067
New York State Dormitory Authority RB
5.00%, 07/01/18		320	343,402
Series A
4.00%, 07/01/18		355	374,145
4.00%, 07/01/18	(GOI)	135	142,479
4.50%, 07/01/18		100	106,227
5.00%, 07/01/18		430	460,542
5.50%, 07/01/18	(NPFGC-FGIC)	140	151,274
Series D
5.00%, 06/15/18		470	503,422
Series E
5.00%, 08/15/18		125	134,726
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		155	166,160
Series A
5.00%, 06/15/18		200	214,400
Series B
5.00%, 06/15/18		355	380,560
5.00%, 08/15/18		90	97,090
Port Authority of New York & New Jersey RB
5.00%, 07/15/18	(GOI)	355	380,975

			12,756,388

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
NORTH CAROLINA — 1.96%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	(ETM)	$115	$123,671
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/18	25	26,710
City of Charlotte NC GO
Series A
5.00%, 07/01/18	105	112,621
Series C
5.00%, 06/01/18	130	138,997
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	175	187,702
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	118,011
County of Buncombe NC RB
5.00%, 06/01/18	100	106,812
Series A
5.00%, 06/01/18	300	320,436
County of Forsyth NC GO
5.00%, 07/01/18	155	166,250
County of Guilford NC GO
Series A
5.00%, 08/01/18	190	204,429
Series D
4.00%, 08/01/18	200	211,552
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	175	181,991
5.00%, 08/01/18	25	26,908
State of North Carolina GO
Series B
5.00%, 06/01/18	350	374,224
Series D
3.00%, 06/01/18	350	362,642
Town of Cary NC GO
Series A
5.00%, 06/01/18	100	106,921

2,769,877

Security	Principal (000s)	Value
OHIO — 2.30%
City of Columbus OH GO
Series 1
5.00%, 07/01/18	$200	$214,516
Series A
4.00%, 06/01/18	300	315,750
5.00%, 07/01/18	100	107,240
Miami University/Oxford OH RB
5.00%, 09/01/18	165	177,667
Ohio State University (The) RB
Series A
5.00%, 06/01/18	50	53,432
Ohio State Water Development Authority RB
Series B
5.00%, 06/01/18	100	106,950
Ohio Water Development Authority RB
4.00%, 06/01/18	100	105,261
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18	100	106,916
Series B
5.00%, 06/01/18	140	149,682
State of Ohio Department of Administration COP
5.00%, 09/01/18	125	134,539
Series S
4.00%, 09/01/18	195	206,181
State of Ohio GO
Series A
3.00%, 08/01/18	100	103,892
4.00%, 08/01/18	250	264,087
Series B
5.00%, 08/01/18	50	53,793
5.00%, 09/01/18	65	70,142
Series C
3.00%, 08/01/18	50	51,909
4.00%, 08/01/18	215	227,115
State of Ohio RB
Series 2008-1
5.25%, 06/15/18	50	53,696

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
5.75%, 06/15/18		$135	$146,121
Series A
4.63%, 09/01/18		560	599,525

			3,248,414
OKLAHOMA — 1.08%
County of Oklahoma OK GOL
Series A
3.75%, 08/01/18		50	52,590
Grand River Dam Authority RB
Series A
3.00%, 06/01/18		100	103,437
5.00%, 06/01/18	(BHAC)	200	213,658
Oklahoma Capital Improvement Authority RB
Series A
4.00%, 07/01/18		220	231,594
5.00%, 07/01/18		405	433,367
Series B
5.00%, 07/01/18		165	176,527
Series C
4.00%, 07/01/18		200	210,504
Oklahoma Department of Transportation RB
5.00%, 09/01/18		25	26,840
State of Oklahoma GO
Series A
5.00%, 07/15/18		75	80,531

			1,529,048
OREGON — 1.16%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	(ETM)	200	214,947
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	(ETM)	440	471,130
5.00%, 08/01/18		65	69,930
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/18	(AGM, GTD)	50	53,493
County of Multnomah OR GO
3.00%, 08/01/18		160	166,138

Security		Principal (000s)	Value
Portland Community College District GO
5.00%, 06/15/18		$100	$107,022
State of Oregon GO
Series A
4.00%, 08/01/18		430	454,592
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.25%, 06/15/18	(AGM, GTD)	100	107,445

			1,644,697
PENNSYLVANIA — 3.08%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/18		100	106,828
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		375	399,442
5.00%, 06/15/18		50	53,335
5.00%, 07/01/18		475	507,495
Second Series
5.00%, 07/01/18		150	160,261
Series A
5.00%, 07/15/18		150	160,476
Third Series
5.38%, 07/01/18	(AGM)	540	580,646
County of Bucks PA GO
5.00%, 06/01/18		120	128,237
County of Erie PA GO
Series C
3.00%, 09/01/18		100	103,701
Delaware County Authority RB
4.00%, 08/01/18		100	105,562
Delaware River Joint Toll Bridge Commission RB
Series A
5.50%, 07/01/18	(NPFGC)	75	80,903
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/18		1,130	1,212,015

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Pennsylvania Higher Educational Facilities Authority RB
Series AN
5.00%, 06/15/18		$100	$106,845
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18		305	326,149
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/18	(AGC)	50	53,268
5.25%, 07/15/18	(AGM)	75	80,571
Series C
5.38%, 06/01/18	(AGC)	75	80,366
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	106,518

			4,352,618
SOUTH CAROLINA — 0.20%
South Carolina State Ports Authority RB
5.00%, 07/01/18		100	106,606
State of South Carolina GO
Series A
5.00%, 06/01/18		170	181,766

			288,372
SOUTH DAKOTA — 0.07%
South Dakota Conservancy District RB
Series 2012B
4.00%, 08/01/18		100	105,776

			105,776
TENNESSEE — 0.95%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/18		440	471,698
Series D
4.00%, 07/01/18		255	268,943
5.00%, 07/01/18		105	112,564
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18		125	133,914

Security	Principal (000s)	Value
State of Tennessee GO
Series A
4.00%, 09/01/18	$125	$132,562
5.00%, 08/01/18	45	48,426
Series B
4.00%, 08/01/18	165	174,562

1,342,669
TEXAS — 6.68%
Austin Community College District GOL
5.00%, 08/01/18	100	107,318
Austin Independent School District GO
Series B
5.00%, 08/01/18	120	129,102
City of Arlington TX GOL Series A
4.00%, 08/15/18	100	105,823
City of Austin TX GOL
4.00%, 09/01/18	150	158,926
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/18	50	53,493
City of Houston TX Airport System Revenue RB
Series A
5.00%, 07/01/18	85	90,784
City of Plano TX GOL
Series 2011
4.00%, 09/01/18	150	158,838
City of San Antonio TX GOL
4.50%, 08/01/18	70	74,633
5.00%, 08/01/18	100	107,527
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	52,827
Coppell Independent School District GO
Series B
0.00%, 08/15/18	145	141,284
County of Bexar TX GOL
Series A
5.00%, 06/15/18	150	160,321

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
County of Harris TX GO
Series C
5.25%, 08/15/18	(AGM)	$150	$162,360
County of Harris TX RB
Series C
5.00%, 08/15/18		170	182,789
County of Tarrant TX GOL
5.00%, 07/15/18		85	91,252
Dallas Independent School District GO
5.00%, 08/15/18	(PSF)	100	107,634
Dallas Independent School District GOL
1.50%, 02/15/34	(MT 08/15/18)	150	150,986
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	148,091
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	158,668
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	285	306,757
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	107,508
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		150	161,451
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	129,161
Keller Independent School District/TX GO
4.00%, 08/15/18		275	291,357
Series A
0.00%, 08/15/18	(PSF)	25	24,560
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	160	171,968

Security		Principal (000s)	Value
Laredo Community College District GOL
5.00%, 08/01/18		$100	$107,112
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	107,971
Series 2010
0.00%, 08/15/18		300	294,717
Series B
0.00%, 08/15/18		170	165,519
Lewisville Independent School District GO
Series A
4.00%, 08/15/18	(PSF)	235	248,581
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	53,817
North East Independent School District/TX GO
Series A
5.00%, 08/01/18	(PSF)	400	429,920
North Texas Municipal Water District RB
4.00%, 06/01/18		150	157,737
4.00%, 09/01/18		500	529,455
5.00%, 06/01/18		25	26,690
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	63,392
Permanent University Fund RB
5.00%, 07/01/18		150	160,833
Series A
5.00%, 07/01/18		150	160,777
Round Rock Independent School District GO
4.50%, 08/01/18		300	319,713
5.00%, 08/01/18		80	85,984
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	100	106,117
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	104,851

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
State of Texas GO
4.00%, 08/01/18	$145	$153,224
Series B
3.00%, 08/01/18	150	155,783
5.00%, 08/01/18	120	129,148
Series C
4.00%, 08/01/18	175	184,926
5.00%, 08/01/18	75	80,717
Series F
5.00%, 08/01/18	75	80,689
Tarrant Regional Water District RB
6.00%, 09/01/18	190	208,371
Texas Tech University RB
Series A
5.00%, 08/15/18	200	215,124
Texas Water Development Board RB
Subseries A-1
4.00%, 07/15/18	260	274,654
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/18	160	171,891
United Independent School District/TX GO
5.00%, 08/15/18	100	107,634
University of Texas System (The) RB
Series B
4.00%, 08/15/18	240	253,963
5.25%, 08/15/18	240	259,529
Series C
5.00%, 08/15/18	370	398,390
Series E
3.00%, 08/15/18	120	124,754

9,457,401
UTAH — 2.82%
County of Salt Lake UT RB
Series A
5.00%, 08/15/18	700	753,746
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	69,454
Intermountain Power Agency RB
Series A
4.00%, 07/01/18	310	326,560

Security		Principal (000s)	Value
5.00%, 07/01/18		$390	$417,596
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	57,968
5.00%, 07/01/20	(PR 07/01/18)	300	321,447
5.00%, 01/01/24	(PR 07/01/18)	150	160,724
Series C
3.00%, 07/01/18		60	62,282
5.00%, 07/01/18		1,230	1,319,494
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(AGM) (ETM)	205	219,342
5.00%, 06/15/25	(PR 06/15/18)	270	288,843

			3,997,456
VERMONT — 0.29%
State of Vermont GO
Series B
5.00%, 08/15/18		250	269,475
Series D
4.00%, 08/15/18		130	137,713

			407,188
VIRGINIA — 4.34%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	107,079
5.00%, 07/15/18		5	5,371
City of Newport News VA GO
Series B
5.00%, 07/01/18		55	59,002
Series C
5.00%, 09/01/18	(SAW)	100	107,930
City of Richmond VA GO
Series B
5.00%, 07/15/18		150	161,006
City of Virginia Beach VA GO
Series B
5.00%, 07/15/18		245	263,257
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	250	263,168
5.00%, 06/01/18		300	320,763

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
County of Arlington VA GO
Series B
4.00%, 08/15/18		$100	$105,895
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	134,269
County of Henrico VA GO
4.00%, 07/15/18		125	132,051
Series A
5.00%, 08/01/18		100	107,594
County of Loudoun VA GO
Series A
5.00%, 07/01/18		200	214,516
University of Virginia RB
5.00%, 09/01/18		125	134,963
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/18		135	144,905
Virginia College Building Authority RB
5.00%, 09/01/18	(SAW)	300	323,490
5.00%, 09/01/21	(PR 09/01/18)	1,050	1,132,499
Series B
5.00%, 09/01/18	(SAW)	250	269,575
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	105,918
5.00%, 08/01/18		100	107,508
5.00%, 08/01/18	(SAP)	230	247,268
Series B-1
5.00%, 08/01/18		100	107,508
Series C
5.00%, 08/01/18		175	188,139
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	80,589
Series B
5.00%, 08/01/18		205	220,352
5.00%, 08/01/18	(SAW)	215	231,101
Series C
4.00%, 08/01/18	(SAW)	285	301,165
5.00%, 08/01/18		525	564,317

			6,141,198

Security	Principal (000s)	Value
WASHINGTON — 6.20%
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.00%, 06/01/18	$195	$208,283
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/18	290	306,559
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	250	262,682
County of King WA GOL
5.00%, 06/01/18	100	106,864
County of Pierce WA RB
5.00%, 08/01/18	110	118,175
Energy Northwest RB
4.00%, 07/01/18	250	263,535
5.00%, 07/01/18	405	433,953
Series A
5.00%, 07/01/18	2,250	2,410,853
5.25%, 07/01/18	580	623,982
Port of Seattle WA
Series A
4.00%, 08/01/18	65	68,713
Port of Seattle WA RB
5.00%, 06/01/18	75	80,148
Series A
5.00%, 08/01/18	70	75,272
State of Washington
Series F
4.00%, 07/01/18	195	205,276
State of Washington COP
Series A
5.00%, 07/01/18	125	133,755
State of Washington GO
Series 2010A
5.00%, 08/01/18	115	123,656
Series 2010C
5.00%, 08/01/18	120	129,032
Series 2013A
5.00%, 08/01/18	515	553,764

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
Series A
5.00%, 08/01/18	$350	$376,344
Series B
5.00%, 07/01/18	150	160,806
5.00%, 08/01/18	270	290,323
Series B-2
5.00%, 08/01/18	125	134,409
Series C
5.00%, 06/01/18	100	106,864
5.50%, 07/01/18	280	302,602
Series D
5.00%, 07/01/18	300	321,612
Series R-2011C
5.00%, 07/01/18	240	257,290
Series R-2015
5.00%, 07/01/18	100	107,204
Series R-2015-C
4.00%, 07/01/18	50	52,734
State of Washington RB
Series C
5.00%, 09/01/18	455	489,389
University of Washington RB
Series C
5.00%, 07/01/18	65	69,683

		8,773,762
WISCONSIN — 1.21%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	160,243
Series 2
5.00%, 06/01/18	315	336,511
Series 5
5.00%, 06/01/18	100	106,829
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18	540	578,994
Series 2
4.00%, 07/01/18	250	263,805

Security		Principal or Shares (000s)	Value
WPPI Energy RB
Series A
5.00%, 07/01/18	(AGM)	$255	$272,720

			1,719,102

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $139,530,084)			139,870,721

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Liquidity Funds: MuniCash
0.59%[a,b]		502	501,793

			501,793

TOTAL SHORT-TERM INVESTMENTS (Cost: $501,793)			501,793

TOTAL INVESTMENTS IN SECURITIES — 99.18%
(Cost: $140,031,877)[c]			140,372,514
Other Assets, Less Liabilities — 0.82%			1,161,808

NET ASSETS — 100.00%			$141,534,322

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $140,031,877. Net unrealized appreciation was $340,637, of which $399,029 represented gross unrealized appreciation on securities and $58,392 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$139,870,721	$—	$139,870,721
Money market funds	501,793	—	—	501,793

Total	$501,793	$139,870,721	$—	$140,372,514

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.84%

ALABAMA — 1.15%
Alabama Drinking Water Finance Authority RB Series A
3.00%, 08/15/19		$235	$248,630
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		290	322,817
Alabama Public School & College Authority RB Series C
5.00%, 09/01/19		195	217,663
City of Huntsville AL GO Series A
5.00%, 09/01/19		185	206,654
State of Alabama GO
Series A
4.00%, 06/01/19		175	189,299
5.00%, 08/01/19		125	139,230
Series C
5.00%, 06/01/19		55	60,942
Series D
4.25%, 06/01/19		25	27,207

			1,412,442
ALASKA — 0.37%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19		115	123,814
5.00%, 06/30/19		10	11,036
Municipality of Anchorage AK GO Series B
5.00%, 09/01/19	(NPFGC)	20	22,286
State of Alaska GO
Series A
4.00%, 08/01/19		250	270,820
Series B
5.00%, 08/01/19		20	22,223

			450,179
ARIZONA — 3.93%
Arizona Board of Regents COP
Series B
5.00%, 06/01/19		100	110,184

Security	Principal (000s)	Value
Series C
5.00%, 06/01/19	$40	$44,074
Arizona School Facilities Board COP Series A
5.00%, 09/01/19	200	222,286
Arizona Transportation Board RB
5.00%, 07/01/19	280	311,304
City of Flagstaff AZ GOL Series B
4.00%, 07/01/19	55	59,531
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	52,876
4.00%, 07/01/19	110	119,124
5.00%, 07/01/19	380	422,075
Series A
4.00%, 07/01/19	430	464,760
5.00%, 07/01/19	465	516,095
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	105,612
City of Tempe AZ GOL Series B
4.00%, 07/01/19	135	146,313
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	44,368
County of Pima AZ RB
4.00%, 07/01/19	25	27,074
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19	(AGM)	70	77,724
Series B
5.00%, 07/01/19	170	188,759
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	60	66,708
Series D
4.00%, 07/01/19	280	303,705
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	110	122,757

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19		$115	$124,539
Maricopa County Unified School District No. 69 Paradise Valley GO Series D
3.50%, 07/01/19		70	74,759
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19		75	81,221
Pima County Regional Transportation Authority RB
5.00%, 06/01/19		250	276,705
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19		135	150,093
Scottsdale Preserve Authority RB
5.00%, 07/01/19		305	338,129
State of Arizona COP
4.00%, 09/01/19		100	108,409
State of Arizona Lottery Revenue Series A
5.00%, 07/01/19		55	60,800
University of Arizona RB
5.00%, 08/01/19		105	116,568
Series B
5.00%, 06/01/19		85	94,080

			4,830,632
CALIFORNIA — 14.19%
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)	50	48,023
Berkeley Unified School District/CA GO
5.00%, 08/01/19		90	100,461
California Educational Facilities Authority RB
5.25%, 09/01/19	(AMBAC)	25	28,191
California State Public Works Board RB
Series A
5.00%, 06/01/19		25	27,686
5.00%, 09/01/19		395	441,235

Security		Principal (000s)	Value
Series D
5.00%, 09/01/19		$75	$83,779
Series F
4.00%, 09/01/19		25	27,208
5.00%, 09/01/19		85	94,949
Series G
5.00%, 09/01/19		100	111,705
Chaffey Community College District GO Series A
5.00%, 06/01/19		45	49,998
City & County of San Francisco CA GO
4.00%, 06/15/19		150	162,879
Series A
5.00%, 06/15/19		65	72,319
City of Industry CA GO Series B
5.00%, 07/01/19		50	55,388
City of Los Angeles CA GO
Series A
4.00%, 09/01/19		90	98,148
5.00%, 09/01/19		165	184,684
Series B
5.00%, 09/01/19		105	117,527
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		395	438,098
5.25%, 06/01/19		50	55,785
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/19	(AMBAC)	60	57,494
Clovis Unified School District GO Series A
0.00%, 08/01/19	(ETM) (NPFGC)	150	145,692
Coast Community College District GO Series A
5.00%, 08/01/19		135	150,611

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Contra Costa County Public Financing Authority RB
Series B
5.00%, 06/01/19		$75	$82,871
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/19		25	27,781
County of Santa Clara CA GO
Series B
5.00%, 08/01/19		25	27,941
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	61,081
Series B
4.00%, 06/01/19		20	21,684
5.00%, 06/01/19		65	72,186
East Bay Regional Park District GO Series A
3.00%, 09/01/19		35	37,148
El Camino Community College District GO
5.00%, 08/01/19		40	44,626
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	65	73,101
Long Beach Unified School District GO
Series A
4.00%, 08/01/19		85	92,453
5.00%, 08/01/19		20	22,313
Los Altos Elementary School District GO
5.00%, 08/01/19		25	27,918
Los Angeles Community College District/CA GO Series C
5.00%, 08/01/19		200	223,128
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19		115	128,056
Series A
5.00%, 07/01/19		280	311,556

Security	Principal (000s)	Value
Series B
5.00%, 07/01/19	$205	$228,155
Series D
5.00%, 07/01/19	170	189,201
Los Angeles Department of Water & Power RB Series A
5.00%, 07/01/19	160	178,072
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	140	155,894
Series B
5.00%, 07/01/19	330	367,464
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	90	95,228
5.00%, 07/01/19	535	595,118
Series C
5.00%, 07/01/19	300	333,711
Series F
5.00%, 07/01/19	50	55,619
Series I
5.00%, 07/01/19	390	433,824
Series K
4.00%, 07/01/19	175	189,915
Series KRY
5.00%, 07/01/19	90	100,113
Marin Community College District GO
4.00%, 08/01/19	80	87,062
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	107,308
Series A
5.00%, 07/01/19	125	139,228
Series B
5.00%, 07/01/19	125	139,228
Series C
5.00%, 07/01/19	65	72,398
Municipal Improvement Corp. of Los Angeles RB Series C
4.50%, 09/01/19	140	154,531

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
Northern California Power Agency RB Series A
5.00%, 07/01/19	$150	$166,770
Orange County Transportation Authority RB
5.00%, 08/15/19	100	111,959
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	55,722
Port of Los Angeles RB Series A
5.00%, 08/01/19	160	178,677
Poway Unified School District GO
5.00%, 08/01/19	185	206,393
Rancho Santiago Community College District GO
5.25%, 09/01/19	(AGM)	100	112,608
Redding Joint Powers Financing Authority RB Series A
5.00%, 06/01/19	50	55,425
Riverside County Transportation Commission RB Series A
5.00%, 06/01/19	140	155,425
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19	170	189,917
Series Y
4.00%, 08/15/19	120	130,658
San Diego Community College District GO
5.00%, 08/01/19	270	301,787
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/19	35	38,761
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/19	150	167,602

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.00%, 08/01/19	(ETM)	$75	$83,606
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19		220	212,291
0.00%, 07/01/19	(NPFGC)	160	154,394
Series C-2
5.50%, 07/01/19	(AGM)	165	185,782
Series R-3
5.00%, 07/01/19		45	50,057
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		100	111,441
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		125	138,861
Series E
5.00%, 06/15/19		70	77,762
San Jose Financing Authority RB Series A
5.00%, 06/01/19		45	49,857
San Jose Unified School District GO
4.00%, 08/01/19		50	54,384
San Juan Unified School District GO
5.00%, 08/01/19		25	27,891
San Mateo County Community College District GO
4.00%, 09/01/19		105	114,686
San Mateo County Transit District RB Series A
5.25%, 06/01/19	(ETM) (NPFGC)	25	27,886
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19		90	98,051
Santa Margarita-Dana Point Authority RB Series A
5.00%, 08/01/19		75	83,807

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Santa Monica Community College District GO Series C
5.25%, 08/01/19		$65	$72,970
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19		205	197,919
Sonoma County Junior College District GO
5.00%, 08/01/19		60	66,938
Southern California Public Power Authority RB
5.00%, 07/01/19		95	105,675
Series A
4.00%, 07/01/19		120	130,228
5.00%, 07/01/19		515	572,871
State of California GO
3.00%, 09/01/19		60	63,634
5.00%, 09/01/19		950	1,062,166
Series A
4.60%, 07/01/19	(ETM)	600	660,390
5.00%, 07/01/19	(ETM)	1,870	2,078,524
5.00%, 07/01/20	(PR 07/01/19)	570	633,561
5.25%, 07/01/21	(PR 07/01/19)	60	67,097
Series B
5.00%, 09/01/19		750	838,552
Tahoe-Truckee Unified School District GO
5.50%, 08/01/19	(NPFGC)	55	61,964
Ventura County Community College District GO
5.00%, 08/01/19		40	44,626
William S Hart Union High School District GO Series C
4.00%, 08/01/19		20	21,712

			17,449,059
COLORADO — 0.63%
City & County of Denver CO GO Series A
5.00%, 08/01/19		110	122,687
City & County of Denver CO RB Series A
5.25%, 09/01/19	(ETM)	100	112,330

Security		Principal (000s)	Value
Colorado Water Resources & Power Development Authority RB Series A
5.00%, 09/01/19		$25	$27,960
E-470 Public Highway Authority RB Series A
5.00%, 09/01/19		100	111,001
Regional Transportation District COP Series A
4.00%, 06/01/19		100	107,415
University of Colorado RB
Series A
5.00%, 06/01/19		185	205,331
Series B
5.00%, 06/01/19		80	88,792

			775,516
CONNECTICUT — 1.62%
City of Stamford CT GO Series B
4.00%, 07/01/19		60	65,200
Connecticut State Health & Educational Facility Authority RB Series A-1
1.00%, 07/01/42		400	400,000
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	330	365,722
Series C
5.00%, 06/15/19		215	237,216
5.00%, 07/15/19		130	143,806
Series D
5.00%, 06/15/19		75	82,750
Series E
5.00%, 09/01/19		25	27,763
State of Connecticut RB Series A
5.00%, 06/01/19		100	110,803
State of Connecticut Special Tax Revenue RB Series A
5.00%, 09/01/19		380	423,464

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
University of Connecticut RB Series A
5.00%, 08/15/19		$125	$138,871

			1,995,595
DELAWARE — 0.72%
County of New Castle DE GO
Series A
5.00%, 07/15/19		25	27,848
Series B
5.00%, 07/15/19		100	111,390
Delaware Transportation Authority RB
5.00%, 09/01/19		150	167,157
Series A
5.00%, 07/01/19		360	400,039
State of Delaware GO
Series A
3.00%, 08/01/19		100	105,944
5.00%, 07/01/19		70	77,866

			890,244
DISTRICT OF COLUMBIA — 0.61%
District of Columbia GO
Series A
5.00%, 06/01/19		335	370,878
Series B
5.25%, 06/01/19	(AGM- AMBAC)	120	133,640
5.25%, 06/01/19	(AMBAC)	100	111,367
Series D
5.00%, 06/01/19		125	138,388

			754,273
FLORIDA — 6.84%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/19		30	33,276
County of Hillsborough FL RB
5.00%, 08/01/19		170	189,387
County of Miami-Dade FL GO
3.50%, 07/01/19		75	80,078
County of Miami-Dade FL Transit System RB
Series A
5.00%, 07/01/19		130	143,932
5.00%, 07/01/19	(AGM)	130	144,045

Security	Principal (000s)	Value
County of Palm Beach FL GO
5.00%, 07/01/19	$100	$111,266
County of Palm Beach FL RB
5.00%, 06/01/19	215	238,147
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/19	145	160,750
Series B
5.00%, 07/01/19	380	421,276
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/19	175	194,512
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/19	660	733,214
Hillsborough County School Board COP
5.00%, 07/01/19	30	33,267
Jacksonville Transportation Authority RB
4.00%, 08/01/19	300	325,392
Lee County School Board COP Series B
5.00%, 08/01/19	250	277,580
Leon County School District RB
5.00%, 09/01/19	150	167,066
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	120	132,827
5.00%, 07/01/19	(AGM)	75	82,758
Series B
5.00%, 07/01/19	95	104,990
Orange County School Board COP Series D
5.00%, 08/01/19	215	239,295
Palm Beach County School District COP
5.00%, 08/01/19	165	182,762
Series C
4.00%, 08/01/19	20	21,596
Series D
5.00%, 08/01/19	50	55,383

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
Pasco County School Board COP
5.00%, 08/01/19	$50	$55,353
Reedy Creek Improvement District GOL Series B
4.00%, 06/01/19	25	26,985
Sarasota County School Board COP Series B
3.00%, 07/01/19	185	193,937
School District of Broward County/FL COP
Series A
4.00%, 07/01/19	75	80,881
5.00%, 07/01/19	500	552,724
Seminole County School Board COP Series A
4.00%, 07/01/19	25	26,918
St. Johns County School Board COP
5.00%, 07/01/19	220	243,199
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	77,603
State of Florida GO
5.00%, 07/01/19	245	272,391
Series A
5.00%, 06/01/19	435	482,197
Series B
5.00%, 06/01/19	775	859,087
Series C
5.00%, 06/01/19	280	310,380
Series F
4.00%, 06/01/19	100	108,503
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19	160	177,610
Series C
5.00%, 07/01/19	160	177,610
Series E
5.00%, 07/01/19	155	172,059
Series F
5.00%, 07/01/19	265	294,166
Volusia County School Board COP
5.00%, 08/01/19	150	166,505

Security		Principal (000s)	Value
Series A
5.00%, 08/01/19		$50	$55,502

			8,406,409
GEORGIA — 2.62%
County of Carroll GA GO
4.00%, 06/01/19		120	129,662
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19		25	27,463
Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/19		385	425,385
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	245	273,258
Series A
4.00%, 08/01/19	(GTD)	70	76,035
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		255	283,139
5.00%, 07/01/19	(NPFGC)	255	283,139
State of Georgia GO
Series A
5.00%, 07/01/19		100	111,208
Series C
5.00%, 07/01/19		140	155,691
Series E-1
4.50%, 07/01/19		85	93,373
Series E-2
4.00%, 09/01/19		125	136,228
Series I
4.00%, 07/01/19		290	314,636
5.00%, 07/01/19		815	906,345

			3,215,562
HAWAII — 2.35%
City & County Honolulu HI Wastewater System Revenue RB
Series A
3.50%, 07/01/19		60	64,079
5.00%, 07/01/19		120	133,242

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19		$25	$27,131
Series B
5.00%, 08/01/19		325	361,871
5.25%, 07/01/19	(AGM)	235	262,526
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC-FGIC)	30	28,665
Series A
4.00%, 07/01/19		285	308,724
County of Hawaii HI GO Series B
4.00%, 09/01/19		50	54,375
County of Maui HI GO
5.00%, 06/01/19		190	210,455
5.00%, 09/01/19		145	161,987
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/19		150	166,509
State of Hawaii GO
Series DQ
5.00%, 06/01/19		110	121,843
Series DR
4.25%, 06/01/19		200	217,418
5.00%, 06/01/19		275	304,375
Series EH
4.00%, 08/01/19		350	379,830
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/19	(AGM)	80	89,417

			2,892,447
IDAHO — 0.05%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	55,820

			55,820
ILLINOIS — 1.51%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19	(NPFGC)	25	23,520

Security		Principal (000s)	Value
0.00%, 06/15/19	(NPFGC-FGIC)	$100	$94,079
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	20	22,081
5.50%, 07/01/19	(NPFGC-FGIC)	50	56,036
Series B
5.50%, 06/01/19	(NPFGC)	25	27,930
State of Illinois GO
0.00%, 08/01/19		280	263,055
5.00%, 08/01/19		340	365,571
Second Series
5.75%, 06/15/19		75	84,026
Series A
5.00%, 06/01/19		135	144,694
State of Illinois RB
5.00%, 06/15/19		470	518,664
Series A
4.00%, 06/15/19		95	102,308
Series B
5.00%, 06/15/19		140	154,496

			1,856,460
INDIANA — 0.62%
Indiana University RB Series U
5.00%, 08/01/19		110	122,544
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/19		210	231,786
Purdue University RB
Series A
5.00%, 07/01/19		300	333,540
Series Y
5.00%, 07/01/19		65	72,267

			760,137
IOWA — 0.77%
City of Des Moines IA GO Series A
5.00%, 06/01/19		25	27,670
City of West Des Moines IA GO Series A
4.25%, 06/01/19		160	174,067

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Iowa Finance Authority RB
5.00%, 08/01/19		$150	$167,211
5.00%, 08/01/19	(ETM)	40	44,578
Iowa State University of Science & Technology RB
4.00%, 07/01/19		120	129,749
State of Iowa RB
5.00%, 06/15/19		100	110,776
Series A
4.00%, 06/01/19	(ETM)	100	107,978
5.00%, 06/01/19	(ETM)	165	182,548

			944,577
KANSAS — 0.65%
Kansas Turnpike Authority Series A
5.00%, 09/01/19		175	194,964
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		80	84,885
5.00%, 09/01/19		250	279,645
Series B
5.00%, 09/01/19		210	234,902

			794,396
KENTUCKY — 0.49%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	125	139,569
Kentucky State Property & Building Commission RB
4.00%, 08/01/19		250	269,652
5.00%, 08/01/19		25	27,660
Series A
5.00%, 08/01/19		25	27,661
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/19		120	132,688

			597,230
LOUISIANA — 0.29%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19		100	109,924

Security	Principal (000s)	Value
State of Louisiana GO Series C
5.00%, 07/15/19	$200	$221,482
State of Louisiana RB
5.00%, 09/01/19	20	22,103

		353,509
MAINE — 0.41%
Maine Municipal Bond Bank RB Series A
4.00%, 09/01/19	45	48,816
State of Maine GO
4.25%, 06/01/19	275	299,483
Series B
5.00%, 06/01/19	145	160,773

		509,072
MARYLAND — 4.77%
City of Baltimore MD RB Series D
5.00%, 07/01/19	120	133,277
City of Frederick MD GO
5.00%, 09/01/19	135	150,898
County of Baltimore MD GO
5.00%, 08/01/19	345	384,792
County of Charles MD GO
5.00%, 07/15/19	25	27,824
County of Harford MD GO
4.00%, 07/01/19	25	27,138
Series A
5.00%, 07/01/19	15	16,690
County of Howard MD GO
Series A
5.00%, 08/15/19	55	61,427
Series B
5.00%, 08/15/19	265	295,965
County of Montgomery MD GO
Series A
5.00%, 07/01/19	410	455,953
5.00%, 08/01/19	150	167,301
County of Prince George’s MD GOL Series C
5.00%, 08/01/19	150	167,166

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Maryland Economic Development Corp. RB
4.00%, 06/01/19		$20	$21,610
Maryland State Transportation Authority RB
4.00%, 07/01/19		60	65,011
Series A
5.00%, 07/01/19		265	294,319
State of Maryland Department of Transportation RB
5.00%, 06/01/19		100	110,887
State of Maryland GO
5.00%, 08/01/19		235	262,105
Second Series
3.00%, 08/01/19		225	238,374
4.00%, 08/01/19		80	86,991
4.50%, 08/01/19		150	165,204
Second Series E
5.00%, 08/01/19		370	412,676
Series B
4.50%, 08/01/19		455	501,119
5.00%, 08/01/19		200	223,068
5.00%, 08/01/20	(PR 08/01/19)	250	278,460
5.00%, 08/01/21	(PR 08/01/19)	275	306,306
5.00%, 08/01/23	(PR 08/01/19)	325	361,998
5.25%, 08/15/19		305	342,802
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		280	310,484

			5,869,845
MASSACHUSETTS — 4.38%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19		335	371,957
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19		150	162,800
Series A
5.25%, 08/01/19		340	380,878
Series B
4.00%, 08/01/19		500	542,665

Security		Principal (000s)	Value
5.00%, 08/01/19		$475	$528,794
Series C
5.00%, 08/01/19		100	111,325
Series D
5.50%, 08/01/19		150	169,081
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/19	(AGM)	160	179,376
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19		140	156,398
Series B
5.25%, 07/01/19		245	273,697
Series C
5.25%, 07/01/19		105	117,299
5.50%, 07/01/19		140	157,347
Series D
5.00%, 07/01/19		75	83,276
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19		25	26,486
5.25%, 08/01/19		300	336,696
Series 15A
5.00%, 08/01/19		265	295,565
Series A
5.25%, 08/01/19		245	274,968
Massachusetts Development Finance Agency RB Series S
5.00%, 07/01/19		65	72,173
Massachusetts Port Authority RB Series B
5.00%, 07/01/19		10	11,104
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19		175	190,311
5.00%, 08/15/19		375	418,425
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19	(GOI)	400	446,096

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series J
5.25%, 08/01/19	(AGM)	$70	$78,555

			5,385,272
MICHIGAN — 0.73%
Michigan Finance Authority RB Series A
5.00%, 07/01/19		635	706,724
Michigan State University RB Series A
4.00%, 08/15/19		175	190,153

			896,877
MINNESOTA — 1.73%
Metropolitan Council GO Series B
5.00%, 09/01/19		100	111,828
State of Minnesota COP
5.00%, 06/01/19		125	138,143
State of Minnesota GO
5.00%, 08/01/19	(ETM)	5	5,547
5.00%, 08/01/19		205	228,522
Series A
5.00%, 08/01/19		175	195,080
Series C
5.00%, 08/01/19		275	306,553
Series D
5.00%, 08/01/19		370	412,454
Series E
4.00%, 08/01/19		140	152,152
5.00%, 08/01/19		295	328,848
Series F
4.00%, 08/01/19		65	70,642
Series G
5.00%, 08/01/19		60	66,884
State of Minnesota RB Series A
5.00%, 06/01/19		100	110,682

			2,127,335
MISSOURI — 0.37%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19		100	111,345

Security		Principal (000s)	Value
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19		$150	$166,727
5.25%, 07/01/19		160	179,019

			457,091
MONTANA — 0.04%
Montana Department of Transportation RB
4.00%, 06/01/19		50	53,863

			53,863
NEBRASKA — 0.20%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19		85	92,360
Nebraska Public Power District RB
5.00%, 07/01/19		140	155,287

			247,647
NEVADA — 2.44%
Clark County School District GOL
Series A
5.00%, 06/15/19		180	199,197
Series B
5.00%, 06/15/19		330	365,194
Clark County Water Reclamation District GOL Series A
5.25%, 07/01/38	(PR 07/01/19)	700	781,585
County of Clark Department of Aviation RB
5.00%, 07/01/19		50	55,287
Series C
5.00%, 07/01/19		200	221,434
Series D
4.50%, 07/01/19		145	158,412
County of Clark NV GOL Series A
5.00%, 07/01/19		100	110,919
County of Clark NV RB
5.00%, 07/01/19		90	99,879
Series B
5.00%, 07/01/19		170	187,682

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Nevada System of Higher Education RB Series B
4.00%, 07/01/19		$200	$216,760
State of Nevada GOL
5.00%, 06/01/19		30	33,213
5.00%, 08/01/19		40	44,538
Series A
5.00%, 08/01/19		100	111,345
Series B
5.00%, 08/01/19		75	83,509
Series C
5.00%, 06/01/19		200	221,420
5.00%, 08/01/19		100	111,345

			3,001,719
NEW HAMPSHIRE — 0.81%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/19		375	418,083
State of New Hampshire GO
Series A
5.00%, 07/01/19		230	255,714
Series B
4.00%, 06/01/19		250	270,428
State of New Hampshire RB
5.00%, 09/01/19		50	55,536

			999,761
NEW JERSEY — 2.24%
New Jersey Building Authority RB Series A
5.00%, 06/15/19		150	163,144
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)	55	52,182
4.00%, 06/15/19		50	52,502
5.00%, 06/15/19		115	124,649
5.25%, 09/01/19	(ETM)	75	84,178
5.25%, 09/01/19		25	27,432
Series PP
5.00%, 06/15/19		270	292,899
Series UU
4.00%, 06/15/19		50	52,925

Security		Principal (000s)	Value
5.00%, 06/15/19		$160	$173,570
Series XX
5.00%, 06/15/19		250	271,202
New Jersey Environmental Infrastructure Trust RB
Series A
5.25%, 09/01/19		80	90,226
Series C
5.00%, 09/01/19		25	28,016
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/19		100	108,763
Series AA
5.00%, 06/15/19		75	81,572
Series B
5.00%, 06/15/19		100	108,763
State of New Jersey COP Series A
5.00%, 06/15/19		25	27,191
State of New Jersey GO
5.00%, 08/01/19		135	148,451
Series H
5.25%, 07/01/19		225	248,308
Series L
5.25%, 07/15/19	(AMBAC)	245	270,720
Series N
5.50%, 07/15/19	(NPFGC)	65	72,192
Series Q
5.00%, 08/15/19		255	280,740

			2,759,625
NEW MEXICO — 1.07%
City of Albuquerque NM GO Series A
4.00%, 07/01/19		35	37,963
City of Albuquerque NM RB Series B
5.00%, 07/01/19		35	38,812
New Mexico Finance Authority RB
4.00%, 06/15/19		355	384,600
Series D
5.00%, 06/01/19		300	332,802

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19	$345	$383,270
Series B
5.00%, 07/01/19	120	133,068

		1,310,515
NEW YORK — 8.91%
City of New York NY GO
Series 1
5.00%, 08/01/19	465	516,689
Series A
5.00%, 08/01/19	430	477,799
Series B
4.00%, 08/01/19	465	503,725
5.00%, 08/01/19	445	494,466
Series C
4.00%, 08/01/19	225	243,738
5.00%, 08/01/19	310	344,460
Series D
5.00%, 08/01/19	345	383,350
Series E
5.00%, 08/01/19	420	466,688
Series G
5.00%, 08/01/19	75	83,337
Series H
5.00%, 08/01/19	155	172,229
Series I
4.00%, 08/01/19	95	102,912
5.00%, 08/01/19	470	522,245
Series I-1
5.00%, 08/01/19	535	594,471
Series J
5.00%, 08/01/19	420	466,687
Series K
5.00%, 08/01/19	455	505,578
County of Orange NY GOL Series B
4.00%, 07/01/19	50	53,878
County of Westchester NY GOL Series B
5.00%, 07/01/19	115	127,956

Security		Principal (000s)	Value
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)	$35	$33,679
Monroe County Industrial Development Corp./NY RB Series A
5.00%, 07/01/19		115	127,491
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/19	(SAW)	85	92,097
Series S-1A
4.00%, 07/15/19	(SAW)	100	108,349
5.00%, 07/15/19	(SAW)	400	444,384
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19		100	111,474
Series A-1
4.00%, 08/01/19		165	179,322
5.00%, 08/01/19		120	133,769
Series A-3
5.00%, 08/01/19	(ETM)	155	172,323
New York City Water & Sewer System RB Series EE
5.00%, 06/15/19		310	344,208
New York State Dormitory Authority RB
3.00%, 07/01/19		150	157,914
5.00%, 07/01/19		195	215,787
5.00%, 07/01/19	(SAP)	65	72,078
5.50%, 07/01/19	(NPFGC-FGIC)	105	117,949
Series A
5.00%, 07/01/19		520	577,483
5.00%, 07/01/19	(GOI)	50	55,662
Series D
3.50%, 06/15/19		120	128,101
4.50%, 06/15/19		160	175,474
5.00%, 06/15/19		110	121,950
Series E
5.00%, 08/15/19		300	334,512
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		350	389,120

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
Series A
5.00%, 06/15/19	$420	$466,943
Port Authority of New York & New Jersey RB
5.20%, 09/01/19	105	117,860
Town of Hempstead NY GOL
4.00%, 08/15/19	200	217,646

		10,955,783
NORTH CAROLINA — 2.52%
City of Charlotte NC GO
Series A
5.00%, 07/01/19	205	227,976
Series C
5.00%, 06/01/19	50	55,443
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	80	86,796
Series B
4.00%, 07/01/19	20	21,699
5.00%, 07/01/19	305	339,184
City of Durham NC GO Series C
5.00%, 07/01/19	115	127,889
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	61,304
Series A
5.00%, 06/01/19	295	326,869
County of Buncombe NC RB Series A
5.00%, 06/01/19	130	143,814
County of Forsyth NC GO Series E
4.00%, 07/01/19	175	189,866
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	130	141,437
5.00%, 08/01/19	130	145,071
County of New Hanover NC GO
5.00%, 06/01/19	50	55,444
Series A
4.00%, 08/01/19	50	54,370

Security	Principal (000s)	Value
5.00%, 08/01/19	$25	$27,884
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	110,862
State of North Carolina GO
Series A
5.00%, 06/01/19	300	332,661
Series B
5.00%, 06/01/19	525	582,157
Town of Cary NC GO Series B
4.00%, 06/01/19	60	64,952

		3,095,678
OHIO — 2.30%
City of Columbus OH GO
Series 2012-3
5.25%, 08/15/19	50	56,167
Series A
5.00%, 06/01/19	100	110,859
5.00%, 07/01/19	125	138,939
5.00%, 08/15/19	370	413,012
City of Columbus OH GOL Series B
3.00%, 07/01/19	100	105,752
County of Franklin OH GOL
1.50%, 06/01/19	110	111,956
Miami University/Oxford OH RB
5.00%, 09/01/19	210	234,322
Ohio State Water Development Authority RB Series B
5.00%, 06/01/19	110	122,058
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.25%, 06/01/19	135	150,536
State of Ohio GO
5.00%, 08/01/19	55	61,240
Series A
5.00%, 08/01/19	100	111,494
Series B
5.00%, 06/15/19	35	38,851
5.00%, 08/01/19	580	646,665
Series C
5.00%, 08/01/19	440	489,918

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
University of Cincinnati RB Series C
5.00%, 06/01/19		$35	$38,709

			2,830,478
OKLAHOMA — 0.80%
Grand River Dam Authority RB Series A
4.00%, 06/01/19		255	274,969
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19		50	51,396
5.00%, 07/01/19		40	44,264
Series B
5.00%, 07/01/19		165	182,731
Series C
5.00%, 07/01/19		50	55,373
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19		335	372,064

			980,797
OREGON — 1.02%
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/19	(NPFGC-FGIC)	160	155,115
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/19		55	61,021
Lane County School District No. 4J Eugene GO
4.00%, 06/15/19		70	75,755
Metro/OR GO
4.00%, 06/01/19		200	216,398
Series A
5.00%, 06/01/19		20	22,172
Port of Portland OR RB Series 23
5.00%, 07/01/19		125	138,577
Portland Community College District GO
5.00%, 06/15/19		305	338,389

Security		Principal (000s)	Value
State of Oregon GO
Series B
5.00%, 08/01/19		$20	$22,277
Series O
5.00%, 08/01/19		100	111,444
Tri-County Metropolitan Transportation District of Oregon RB Series A
5.00%, 09/01/19		50	55,980
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/19	(GTD)	50	54,138

			1,251,266
PENNSYLVANIA — 3.52%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/19		100	110,580
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/19		65	71,544
5.00%, 07/01/19		330	364,228
5.00%, 08/15/19		150	166,194
Second Series
5.00%, 07/01/19		620	684,306
Third Series
5.38%, 07/01/19	(NPFGC)	330	367,570
County of Bucks PA GO
5.00%, 06/01/19		75	83,075
County of Butler PA GO
5.00%, 07/15/19		25	27,826
County of Chester PA GO
Series C
5.00%, 07/15/19	(ETM)	5	5,561
5.00%, 07/15/19		25	27,818
Delaware County Authority RB
5.00%, 08/01/19		155	172,369
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/19		1,205	1,339,719

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	(ETM)	$260	$290,352
Series AJ
5.00%, 06/15/19		10	11,061
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		275	304,634
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/19	(AGC)	150	165,400
Series B
5.00%, 06/01/19		125	137,579

			4,329,816
RHODE ISLAND — 0.34%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19		75	83,786
State of Rhode Island GO Series A
5.00%, 08/01/19		300	333,945

			417,731
SOUTH CAROLINA — 0.38%
County of Charleston SC GO Series A
5.50%, 08/01/19		50	56,465
South Carolina State Ports Authority RB
5.00%, 07/01/19		50	55,100
State of South Carolina GO
Series A
5.00%, 06/01/19		300	332,661
5.00%, 07/01/19	(SAW)	20	22,242

			466,468
TENNESSEE — 1.14%
City of Memphis TN GO Series D
3.63%, 07/01/19		100	107,335
County of Sumner TN GO
5.00%, 06/01/19		40	44,306

Security		Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19		$210	$233,295
Series D
4.00%, 07/01/19		515	558,157
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/19		85	94,306
Metropolitan Nashville Airport Authority (The) RB Series A
5.25%, 07/01/19	(AGC)	150	167,439
State of Tennessee GO
Series A
5.00%, 08/01/19		75	83,673
5.00%, 09/01/19		100	111,889

			1,400,400
TEXAS — 8.23%
Austin Community College District GOL
5.00%, 08/01/19		140	155,508
Austin Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	170	184,498
Series B
5.00%, 08/01/19		100	111,494
Central Texas Turnpike System RB Series A
0.00%, 08/15/19	(AMBAC)	115	110,576
City of Austin TX GOL
5.00%, 09/01/19		355	397,030
Series A
5.00%, 09/01/19		135	151,105
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/19		55	61,168
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		55	60,862

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
City of El Paso TX GOL
5.00%, 08/15/19		$115	$127,831
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/19		50	55,115
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19		20	22,243
City of San Antonio TX GOL Series A
5.00%, 08/01/19		195	217,238
County of Bexar TX GOL
5.00%, 06/15/19		240	265,659
Series A
4.50%, 06/15/19		20	21,872
5.00%, 06/15/19		150	166,036
County of Denton TX GO
4.00%, 07/15/19		30	32,513
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	25	28,064
County of Harris TX RB Series C
5.00%, 08/15/19		410	457,351
County of Tarrant TX GOL
5.00%, 07/15/19		130	144,609
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	220	245,659
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	85	92,341
5.00%, 08/15/19	(PSF)	125	139,332
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	70	75,970
El Paso Independent School District GO
5.00%, 08/15/19		40	44,586
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	50	55,733

Security		Principal (000s)	Value
Frisco Independent School District GO Series B
5.00%, 08/15/19	(PSF)	$170	$189,275
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		165	179,251
5.00%, 08/15/19	(PSF)	110	122,613
Series B
4.00%, 08/15/19		55	59,750
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)	50	48,545
Klein Independent School District GO Series A
4.00%, 08/01/19	(PSF)	165	179,071
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	510	554,049
Series D
0.00%, 08/15/19	(PSF)	25	24,273
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	215	233,570
5.00%, 08/15/19	(PSF)	135	150,479
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	165	179,251
5.00%, 08/15/19	(PSF)	10	11,147
North East Independent School District/TX GO Series A
5.00%, 08/01/19	(PSF)	210	233,772
North Texas Municipal Water District RB
5.00%, 06/01/19		240	265,665
5.00%, 09/01/19		345	385,326
Northside Independent School District GO
5.00%, 08/15/19	(PSF)	230	256,077

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
Permanent University Fund RB
5.00%, 07/01/19	$135	$150,015
Series A
5.00%, 07/01/19	75	83,341
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	100	111,320
Series A
5.00%, 08/01/19	175	194,810
Socorro Independent School District GO Series A
5.00%, 08/15/19	(PSF)	110	122,472
South San Antonio Independent School District/TX GO
5.00%, 08/15/19	(PSF)	100	111,338
State of Texas GO
5.00%, 08/01/19	60	66,968
Series B
5.00%, 08/01/19	370	412,968
Series C
5.00%, 08/01/19	140	156,092
Series C-1
5.00%, 08/01/19	100	111,613
Series E
4.50%, 08/01/19	135	148,431
Tarrant Regional Water District RB
5.00%, 09/01/19	160	178,891
6.00%, 09/01/19	100	114,495
Texas Water Development Board RB Subseries A-1
4.00%, 07/15/19	240	260,165
University of Texas System (The) RB
Series A
4.00%, 08/15/19	265	287,827
5.00%, 08/15/19	280	312,131
Series B
4.00%, 08/15/19	125	135,767
5.00%, 08/15/19	495	551,643
5.25%, 08/15/19	50	56,075
Series D
4.25%, 08/15/19	55	60,127

10,122,996

Security	Principal (000s)	Value
UTAH — 0.90%
Intermountain Power Agency RB Series A
5.00%, 07/01/19	$290	$321,331
Metropolitan Water District of Salt Lake & Sandy RB Series A
5.00%, 07/01/19	110	122,107
State of Utah GO
5.00%, 07/01/19	100	111,237
Series A
5.00%, 07/01/19	165	183,541
Series C
5.00%, 07/01/19	115	127,922
University of Utah (The) RB Series A
5.00%, 08/01/19	150	167,106
Utah Transit Authority RB Series C
5.25%, 06/15/19	70	78,070

1,111,314
VERMONT — 0.05%
State of Vermont GO Series F
5.00%, 08/15/19	50	55,858

55,858
VIRGINIA — 2.76%
City of Alexandria VA GO Series A
4.50%, 06/15/19	(SAW)	50	54,851
City of Richmond VA GO Series C
4.00%, 07/15/19	(SAW)	25	27,115
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19	300	332,661
Series B
5.00%, 06/01/19	115	127,520
Series D
5.00%, 06/01/19	100	110,887
County of Arlington VA GO
Series A
5.00%, 08/01/19	25	27,884

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series C
4.00%, 08/15/19		$75	$81,640
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	133,632
Virginia Beach Development Authority RB Series B
5.00%, 07/15/19		100	111,033
Virginia College Building Authority RB Series B
5.00%, 09/01/19		335	374,141
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		130	144,748
Series A
5.00%, 08/01/19		215	239,392
Series B
4.00%, 08/01/19		50	54,276
Series D
5.00%, 08/01/19		100	111,345
Virginia Public School Authority Series A
5.00%, 08/01/19		200	222,690
Virginia Public School Authority RB
Series A
5.00%, 08/01/19	(SAW)	120	133,614
Series B
4.00%, 08/01/19	(SAW)	65	70,559
Series C
4.00%, 08/01/19	(SAW)	335	363,649
5.00%, 08/01/19	(SAW)	455	506,620
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	166,330

			3,394,587
WASHINGTON — 5.86%
City of Seattle WA GOL
Series A
5.00%, 06/01/19		90	99,866
Series B
5.00%, 08/01/19		230	256,710

Security		Principal (000s)	Value
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		$190	$210,911
Series A
5.00%, 06/01/19		90	99,614
City of Seattle WA Water System Revenue RB Series B
4.50%, 08/01/19		85	93,507
County of King WA GOL Series B
5.00%, 06/01/19		240	266,040
County of King WA Sewer Revenue RB Series B
4.00%, 07/01/19		125	135,475
County of Pierce WA GOL Series A
5.00%, 08/01/19		75	83,240
Energy Northwest RB Series A
5.00%, 07/01/19		1,080	1,198,865
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/19		200	221,084
Port of Seattle WA RB
Series A
5.25%, 07/01/19	(NPFGC)	45	50,075
Series B
5.00%, 06/01/19		225	248,918
State of Washington COP
4.00%, 07/01/19		100	107,983
Series A
5.00%, 07/01/19		50	55,359
State of Washington GO
5.00%, 07/01/19		845	938,000
Series 2010B
5.00%, 08/01/19		95	105,749
5.00%, 08/01/25	(PR 08/01/19)	350	389,791
Series 2010C
5.00%, 08/01/19		35	38,960
Series 2012A
5.00%, 07/01/19		105	116,556

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series 2013A
5.00%, 08/01/19		$75	$83,486
Series A
5.00%, 08/01/19		495	551,009
Series B
5.00%, 07/01/19		270	299,716
Series B-2
5.00%, 08/01/19		250	278,288
Series D
5.00%, 07/01/19		75	83,255
Series R
5.00%, 07/01/19		250	277,515
Series R-2015-C
5.00%, 07/01/19		280	310,817
Series R-2015D
5.00%, 07/01/19		50	55,503
State of Washington RB
5.00%, 09/01/19		355	394,270
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	145	156,880

			7,207,442
WISCONSIN — 1.51%
State of Wisconsin Series 1
4.00%, 07/01/19		250	270,540
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/19		100	110,710
Series 2
5.00%, 06/01/19		240	265,704
Series 4
5.00%, 06/01/19		115	127,316
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/19		220	244,405
Series 2
4.00%, 07/01/19		50	54,190
Series I
5.00%, 07/01/19	(NPFGC)	600	666,558

Security	Principal or Shares (000s)	Value
WPPI Energy RB Series A
5.00%, 07/01/19	$105	$116,526

		1,855,949

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $120,835,521)		121,529,672

SHORT-TERM INVESTMENTS — 1.59%

MONEY MARKET FUNDS — 1.59%
BlackRock Liquidity Funds: MuniCash
0.59%[a,b]	1,955	1,955,178

		1,955,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,955,178)		1,955,178

TOTAL INVESTMENTS IN SECURITIES — 100.43%
(Cost: $122,790,699)[c]		123,484,850
Other Assets, Less Liabilities — (0.43)%		(524,156)

NET ASSETS — 100.00%		$122,960,694

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $122,790,699. Net unrealized appreciation was $694,151, of which $720,782 represented gross unrealized appreciation on securities and $26,631 represented gross unrealized depreciation on securities.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$121,529,672	$—	$121,529,672
Money market funds	1,955,178	—	—	1,955,178

Total	$1,955,178	$121,529,672	$—	$123,484,850

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.76%

ALABAMA — 1.35%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$380	$436,466
Alabama Public School & College Authority RB Series C
5.00%, 09/01/20		135	155,122
Auburn University RB
5.00%, 06/01/20		20	22,849
City of Huntsville AL GO
4.00%, 09/01/20		145	161,579
Series A
4.00%, 09/01/20		50	55,778
5.00%, 08/01/20		20	23,017
State of Alabama GO Series A
5.00%, 08/01/20		570	655,973
University of Alabama (The) RB Series A
5.00%, 07/01/20		95	108,847

			1,619,631
ALASKA — 0.37%
Alaska Municipal Bond Bank Authority RB Series Three
5.00%, 09/01/20	(MO)	25	28,858
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20		25	28,671
5.00%, 09/01/20	(NPFGC)	130	149,089
State of Alaska GO
Series A
4.00%, 08/01/20		70	77,594
5.00%, 08/01/20		25	28,649
Series B
5.00%, 08/01/20		110	126,055

			438,916
ARIZONA — 4.24%
Arizona Board of Regents Series B
5.00%, 06/01/20		65	73,882

Security		Principal (000s)	Value
Arizona Board of Regents COP Series C
5.00%, 06/01/20		$70	$79,565
Arizona School Facilities Board COP Series A
5.00%, 09/01/20		200	229,010
Arizona Transportation Board RB
4.00%, 07/01/20		60	66,683
Series A
5.00%, 07/01/20		25	28,604
City of Chandler AZ Water & Sewer Revenue RB
4.00%, 07/01/20		80	88,723
City of Flagstaff AZ GOL Series B
5.00%, 07/01/20		15	17,163
City of Mesa AZ RB
5.00%, 07/01/20		25	28,584
City of Mesa AZ Utility System Revenue RB
5.00%, 07/01/20	(NPFGC)	75	85,932
City of Phoenix AZ GO
4.00%, 07/01/20		375	416,329
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20		30	32,170
5.00%, 07/01/20		820	939,234
5.25%, 07/01/20	(NPFGC)	35	40,507
Series A
3.50%, 07/01/20		85	92,347
5.00%, 07/01/20		195	222,571
Series B
5.00%, 07/01/20		360	413,334
City of Scottsdale AZ GOL
5.00%, 07/01/20		55	63,148
City of Tempe AZ GO Series C
5.00%, 07/01/20		10	11,470
City of Tempe AZ GOL
Series B
4.00%, 07/01/20		85	94,368
5.00%, 07/01/20		120	137,634
Series C
4.00%, 07/01/20		25	27,755

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
City of Tucson AZ GOL Series A
4.00%, 07/01/20		$45	$49,837
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20		160	183,386
Series A
5.00%, 07/01/20		350	401,156
County of Pinal AZ RB
5.00%, 08/01/20		25	28,526
Maricopa County Community College District GO
5.00%, 07/01/20		110	126,296
Series D
4.00%, 07/01/20		210	233,392
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	75	86,500
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20		170	194,239
State of Arizona COP
5.00%, 09/01/20		300	344,010
State of Arizona Lottery Revenue RB Series A
5.00%, 07/01/20	(AGM)	80	91,216
Yavapai County Community College District GOL
3.00%, 07/01/20		150	160,734

			5,088,305
ARKANSAS — 0.23%
State of Arkansas GO
4.00%, 06/15/20		250	277,260

			277,260
CALIFORNIA — 13.08%
Acalanes Union High School District GO
4.00%, 08/01/20		50	55,805
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/20	(AGM)	200	190,192

Security		Principal (000s)	Value
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	$85	$99,290
California State Public Works Board RB
5.00%, 06/01/20		115	131,643
Series A
5.00%, 06/01/20		100	114,472
5.00%, 09/01/20		450	519,007
Series D
5.00%, 09/01/20		25	28,834
Series F
5.00%, 09/01/20		155	178,769
Cerritos Community College District GO Series A
5.00%, 08/01/20		50	57,685
Chaffey Community College District GO Series A
5.00%, 06/01/20		75	86,000
City & County of San Francisco CA GO
5.00%, 06/15/20		50	57,525
Series R1
5.00%, 06/15/20		290	333,648
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		80	92,491
Series B
5.00%, 09/01/20		355	410,430
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/20		335	384,396
City of Pasadena CA Electric Revenue RB Series A
4.00%, 06/01/20		40	44,338
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/20		25	28,664

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Clovis Unified School District GO Series A
0.00%, 08/01/20	(NPFGC)	$100	$94,987
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	125	118,689
Series A
5.00%, 08/01/20		60	69,222
Contra Costa Community College District GO
5.00%, 08/01/20		50	57,685
Corona-Norco Unified School District GO Series C
0.00%, 08/01/20	(AGM)	40	37,818
Desert Community College District GO
5.00%, 08/01/20		25	28,781
East Bay Municipal Utility District Wastewater System Revenue RB Series A
5.00%, 06/01/20		20	22,988
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/20		140	155,870
5.00%, 06/01/20		405	465,511
East Side Union High School District GO
4.00%, 08/01/20		215	239,441
El Camino Community College District GO
5.00%, 08/01/20		50	57,685
Foothill-De Anza Community College District GO
4.00%, 08/01/20		30	33,527
5.25%, 08/01/20	(NPFGC-FGIC)	105	122,283
Fremont Unified School District/Alameda County CA GO Series B
5.00%, 08/01/20		20	23,025
Garden Grove Unified School District GO Series A
0.00%, 08/01/20		25	23,738

Security	Principal (000s)	Value
Grossmont Union High School District GO
4.00%, 08/01/20	$25	$27,842
Huntington Beach Union High School District GO
5.00%, 08/01/20	130	149,981
Long Beach Community College District GO Series B
4.00%, 08/01/20	25	27,852
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20	185	213,434
Series F
5.00%, 08/01/20	280	323,036
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20	405	466,135
Series B
5.00%, 06/01/20	180	206,624
5.00%, 07/01/20	170	195,565
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	100	115,002
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/20	70	77,934
5.00%, 07/01/20	365	419,805
Series B
5.00%, 07/01/20	10	11,502
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	285	328,021
Series B
5.00%, 07/01/20	65	74,812
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/20	280	311,847
5.00%, 07/01/20	375	431,456
Series A-1
5.00%, 07/01/20	60	69,033

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
Series C
5.00%, 07/01/20	$75	$86,291
Series KRY
4.00%, 07/01/20	50	55,687
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	50,236
Los Rios Community College District GO
5.00%, 08/01/20	75	86,466
Marin Community College District GO
4.00%, 08/01/20	70	78,126
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20	105	121,018
Series C
5.00%, 07/01/20	40	46,102
Series G
5.00%, 07/01/20	165	190,171
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/20	150	172,629
Morgan Hill Redevelopment Agency Successor Agency TA Series A
5.00%, 09/01/20	100	115,308
Mount Diablo Unified School District/CA GO Series B
5.00%, 07/01/20	65	74,630
Oak Grove School District GO Series B-1
0.00%, 08/01/20	75	71,132
Orange County Transportation Authority RB
5.00%, 08/15/20	95	109,898
Poway Unified School District GO
5.00%, 08/01/20	70	80,759
Riverside County Flood Control & Water Conservation District RB
5.00%, 09/01/20	75	86,419

Security		Principal (000s)	Value
Riverside County Transportation Commission RB Series A
5.00%, 06/01/20		$35	$40,177
Roseville Joint Union High School District GO
4.00%, 08/01/20		100	111,368
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20		225	259,911
Series X
5.00%, 08/15/20		210	242,584
Series Y
5.00%, 08/15/20		40	46,206
San Diego Community College District GO
5.00%, 08/01/20		75	86,680
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/20		65	74,923
San Diego Unified School District/CA GO Series R-3
5.00%, 07/01/20		80	92,044
San Francisco Bay Area Rapid Transit District GO Series C
5.00%, 08/01/20		120	138,689
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/20		45	50,101
San Francisco Unified School District GO Series E
5.00%, 06/15/20		250	287,035
San Jose Evergreen Community College District GO Series A
0.00%, 09/01/20	(AMBAC)	205	194,393

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
San Jose Financing Authority RB Series A
5.00%, 06/01/20		$100	$114,297
San Mateo County Community College District GO
4.00%, 09/01/20		70	78,434
Series B
0.00%, 09/01/20	(NPFGC)	415	395,678
San Mateo Union High School District GO Series A
5.00%, 09/01/20		20	23,137
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20		220	245,980
Santa Clara Unified School District GO
5.00%, 07/01/20		50	57,527
Santa Monica Community College District GO
5.00%, 08/01/20		125	144,212
Sequoia Union High School District GO
4.00%, 07/01/20		50	55,825
Sonoma County Junior College District GO
4.00%, 08/01/20		110	122,681
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/20		75	84,784
Southern California Public Power Authority RB
4.00%, 07/01/20		135	150,355
5.00%, 07/01/20		105	120,808
Series A
5.00%, 07/01/20		330	379,681
State of California GO
4.00%, 09/01/20		350	390,684
5.00%, 08/01/20		95	109,401
5.00%, 09/01/20		745	860,184
Series B
5.00%, 09/01/20		870	1,004,511

Security	Principal (000s)	Value
Tamalpais Union High School District GO
5.00%, 08/01/20	$30	$34,619
Ventura County Community College District GO
4.00%, 08/01/20	125	139,511
5.00%, 08/01/20	65	74,990
William S Hart Union High School District GO
4.00%, 09/01/20	100	111,720
Yosemite Community College District GO
0.00%, 08/01/20	(AGM)	125	118,961

15,681,283
COLORADO — 0.56%
City & County of Denver CO GO Series D
5.00%, 08/01/20	20	23,066
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20	100	114,092
Series B
0.00%, 09/01/20	50	46,657
University of Colorado RB
Series A
5.00%, 06/01/20	185	212,219
Series B
5.00%, 06/01/20	245	281,047

677,081
CONNECTICUT — 1.29%
State of Connecticut Clean Water Fund – State Revolving Fund RB Series B
5.00%, 07/01/20	110	126,297
State of Connecticut GO
Series B
5.25%, 06/01/20	220	251,277
Series C
5.00%, 06/01/20	120	135,988
Series D
5.00%, 06/15/20	155	175,841
Series E
5.00%, 08/15/20	100	113,978
5.00%, 09/01/20	200	228,240

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		$200	$228,596
5.00%, 09/01/20		50	57,287
Series B
5.00%, 09/01/20		160	183,318
Town of Darien CT GO
4.00%, 08/01/20		40	44,627

			1,545,449
DELAWARE — 0.95%
County of New Castle DE GO Series A
5.00%, 07/15/20		125	144,003
Delaware Transportation Authority RB
5.00%, 07/01/20		340	390,099
5.00%, 09/01/20		60	68,918
Series 2014
5.00%, 07/01/20		125	143,419
State of Delaware GO
5.00%, 07/01/20		95	109,264
Series A
4.00%, 08/01/20		150	167,352
5.00%, 07/01/20		100	115,055

			1,138,110
DISTRICT OF COLUMBIA — 0.39%
District of Columbia GO
Series A
5.00%, 06/01/20		100	114,323
Series B
5.25%, 06/01/20	(AGM-CR, SGI)	270	311,097
5.25%, 06/01/20	(SGI)	40	46,088

			471,508
FLORIDA — 8.08%
County of Hillsborough FL RB
5.00%, 08/01/20		115	132,236
County of Miami-Dade FL GO
4.00%, 07/01/20		65	71,910
Series B
5.00%, 07/01/20		105	120,013
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20		355	405,194

Security	Principal (000s)	Value
County of Palm Beach FL GO
5.00%, 07/01/20	$60	$69,009
5.00%, 08/01/20	200	230,658
County of Palm Beach FL RB
4.00%, 06/01/20	90	99,725
5.00%, 06/01/20	140	160,161
Florida Department of Environmental Protection RB
5.00%, 07/01/20	425	485,932
Series A
5.00%, 07/01/20	75	85,753
Series B
5.00%, 07/01/20	100	114,337
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/20	330	378,282
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	195	223,655
Series B
5.00%, 07/01/20	370	424,371
Lee County School Board COP
5.00%, 08/01/20	25	28,607
Leon County School District RB
5.00%, 09/01/20	260	297,892
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/20	210	239,692
Orange County School Board COP Series D
5.00%, 08/01/20	270	309,717
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/20	230	262,520
Series B
5.00%, 07/01/20	120	136,967
Palm Beach County School District COP
Series A
5.00%, 08/01/20	125	142,526
Series B
5.00%, 08/01/20	30	34,206

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
Series C
5.00%, 08/01/20	$175	$199,537
Pasco County School Board COP
5.00%, 08/01/20	200	227,962
Series A
5.00%, 08/01/20	75	85,486
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/20	245	279,631
Series B
4.00%, 06/01/20	50	55,273
School District of Broward County/FL COP
Series A
5.00%, 07/01/20	110	125,335
Series B
5.00%, 07/01/20	420	478,552
Seminole County School Board COP Series A
5.00%, 07/01/20	50	56,813
St. Johns County School Board COP
5.00%, 07/01/20	30	34,147
State of Florida Series D
5.00%, 06/01/20	75	85,889
State of Florida Department of Transportation RB
5.00%, 07/01/20	60	68,602
State of Florida GO
5.00%, 07/01/20	305	350,186
Series A
5.00%, 06/01/20	810	927,596
Series B
5.00%, 06/01/20	475	543,960
Series C
5.00%, 06/01/20	150	171,777
Series D
5.00%, 06/01/20	400	458,072
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20	195	223,423
Series E
5.00%, 07/01/20	400	458,304

Security		Principal (000s)	Value
Series F
5.00%, 07/01/20		$300	$343,728
Volusia County School Board COP Series B
5.00%, 08/01/20		50	57,193

			9,684,829
GEORGIA — 1.60%
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/20	(GTD)	175	201,826
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20		45	51,577
5.00%, 07/01/20	(NPFGC)	50	57,308
State of Georgia GO
Series E-1
4.00%, 07/01/20		110	122,469
Series E-2
5.00%, 09/01/20		70	80,949
Series I
5.00%, 07/01/20		1,220	1,403,183

			1,917,312
HAWAII — 1.37%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/20		125	138,794
Series B
5.00%, 08/01/20		135	155,124
City & County of Honolulu HI Wastewater System Revenue RB Series 2012B
5.00%, 07/01/20		150	171,924
County of Maui HI GO
5.00%, 09/01/20		200	230,560
State of Hawaii GO
Series EH
5.00%, 08/01/20		310	356,085
Series EO
4.00%, 08/01/20		175	194,451
5.00%, 08/01/20		75	86,149
Series EP
5.00%, 08/01/20		265	304,395

			1,637,482

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
ILLINOIS — 1.69%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/20	(NPFGC)	$50	$45,589
0.00%, 06/15/20	(NPFGC-FGIC)	130	118,530
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC-GOI)	40	46,388
6.00%, 07/01/20	(NPFGC)	60	70,609
State of Illinois GO
0.00%, 08/01/20		150	137,397
4.00%, 09/01/20		175	185,274
5.00%, 07/01/20		360	394,337
5.00%, 08/01/20		195	213,956
5.00%, 08/01/20	(AGM)	50	55,776
State of Illinois RB
4.00%, 06/15/20		135	148,686
5.00%, 06/15/20		535	608,583

			2,025,125
INDIANA — 0.73%
Indiana Finance Authority RB
5.25%, 07/01/20		115	132,084
Series I
5.00%, 07/01/20		25	28,308
Indiana University RB
Series A
5.00%, 06/01/20		25	28,600
Series U
5.00%, 08/01/20		65	74,742
Series V-1
5.00%, 08/01/20		45	51,745
Series W-2
5.00%, 08/01/20		115	132,236
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20		50	56,639
Series K
5.00%, 06/01/20		190	215,680
Purdue University RB
Series A
5.00%, 07/01/20		25	28,704

Security	Principal (000s)	Value
Series AA
4.00%, 07/01/20	$50	$55,570
Series Y
5.00%, 07/01/20	65	74,630

		878,938
IOWA — 0.71%
City of Des Moines IA GO Series A
5.00%, 06/01/20	210	239,996
Iowa City Community School District RB
5.00%, 06/01/20	50	56,926
Iowa Finance Authority RB
5.00%, 08/01/20	140	161,116
Series A
5.00%, 08/01/20	165	189,887
State of Iowa RB
4.00%, 06/15/20	50	55,357
5.00%, 06/15/20	130	148,645

		851,927
KANSAS — 1.26%
City of Topeka KS GO Series A
5.00%, 08/15/20	50	57,501
City of Wichita KS GO
Series 811
5.00%, 06/01/20	105	120,039
Series A
4.00%, 09/01/20	30	33,348
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20	175	201,084
Series B
5.00%, 09/01/20	150	172,357
Kansas Turnpike Authority RB Series A
5.00%, 09/01/20	25	28,706
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20	10	10,820

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series B
5.00%, 09/01/20		$345	$398,675
Series C
5.00%, 09/01/20		345	398,965
Wyandotte County Unified School District No. 500 Kansas City GO
5.25%, 09/01/20		75	87,052

			1,508,547
KENTUCKY — 0.31%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	66,022
5.00%, 08/01/20		55	62,664
5.50%, 08/01/20	(AMBAC)	10	11,580
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/20		205	232,931

			373,197
LOUISIANA — 0.79%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	118,754
St. Tammany Parish Sales Tax District No. 3 RB
4.00%, 06/01/20		105	115,594
State of Louisiana GO
Series A
5.00%, 08/01/20		250	285,440
5.00%, 09/01/20		100	114,450
Series C
4.00%, 07/15/20		60	66,201
5.00%, 07/15/20		85	96,926
5.00%, 08/01/20		50	57,088
State of Louisiana RB Series A
5.00%, 06/15/20		80	91,098

			945,551
MAINE — 0.27%
Maine Municipal Bond Bank RB Series A
5.00%, 09/01/20		75	85,528
Maine Turnpike Authority RB
5.00%, 07/01/20		100	114,616

Security	Principal (000s)	Value
State of Maine GO Series B
4.00%, 06/01/20	$110	$122,055

		322,199
MARYLAND — 3.60%
City of Baltimore MD RB Series D
5.00%, 07/01/20	75	85,932
County of Baltimore MD GO
5.00%, 08/01/20	600	691,974
County of Frederick MD GO
4.00%, 08/01/20	25	27,832
County of Montgomery MD GO
Series A
5.00%, 07/01/20	155	178,273
5.00%, 08/01/20	200	230,658
County of Prince George’s MD GOL
Series A
5.00%, 09/01/20	250	288,792
Series B
4.00%, 07/15/20	70	77,928
Maryland State Transportation Authority RB Series A
5.00%, 07/01/20	180	205,951
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	108,971
State of Maryland GO
Second Series E
4.50%, 08/01/20	660	748,493
Series A
5.00%, 08/01/20	205	236,424
Series B
5.00%, 08/01/20	150	172,993
Series C
5.00%, 08/01/20	340	392,119
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	655	751,324
Series A
4.00%, 06/01/20	110	122,090

		4,319,754

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
MASSACHUSETTS — 5.52%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A
5.00%, 06/15/20		$150	$172,044
Commonwealth of Massachusetts GO Series A
5.25%, 08/01/20		565	655,253
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20		255	295,734
5.25%, 08/01/20	(AGM)	25	28,994
Series B
3.00%, 08/01/20		100	107,527
4.00%, 08/01/20		50	55,640
4.00%, 06/01/28	(PR 06/01/20)	200	221,588
5.00%, 08/01/20		225	258,831
5.00%, 06/01/25	(PR 06/01/20)	345	394,773
5.25%, 08/01/20		220	255,143
5.25%, 09/01/20	(AGM)	110	127,923
Series D
1.05%, 08/01/43	(MT 07/01/20)	700	694,624
5.50%, 08/01/20		20	23,383
Series E
5.00%, 09/01/20		445	513,241
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		125	143,769
5.25%, 07/01/20		240	277,282
Series B
5.25%, 07/01/20		475	548,786
Series C
5.00%, 07/01/20		105	120,347
5.50%, 07/01/20		55	64,049
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		415	478,533
5.25%, 08/01/20		90	104,567
Massachusetts Port Authority RB Series C
5.00%, 07/01/20		45	51,577

Security		Principal (000s)	Value
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		$220	$245,025
5.00%, 08/15/20		345	397,323
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(ETM) (GOI)	35	38,934
5.00%, 08/01/40	(PR 08/01/20)	100	115,158
Series J
5.50%, 08/01/20	(AGM)	200	234,060

			6,624,108
MICHIGAN — 0.16%
Michigan State University RB Series A
5.00%, 08/15/20		170	195,571

			195,571
MINNESOTA — 1.96%
Metropolitan Council GO
Series D
5.00%, 09/01/20		95	109,820
Series E
5.00%, 09/01/20		75	86,700
State of Minnesota GO
5.00%, 08/01/20	(ETM)	5	5,721
5.00%, 08/01/20		315	363,028
Series A
5.00%, 08/01/20		190	219,043
Series B
4.00%, 08/01/20		225	250,848
5.00%, 08/01/20		590	679,957
Series D
5.00%, 08/01/20		220	253,543
State of Minnesota RB Series A
5.00%, 06/01/20		220	251,425
University of Minnesota RB
4.00%, 08/01/20		50	55,558
5.00%, 08/01/20		60	68,822

			2,344,465

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
MISSOURI — 0.16%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	$170	$195,457

		195,457
MONTANA — 0.11%
Montana Department of Transportation RB
3.00%, 06/01/20	20	21,264
State of Montana GO
5.00%, 08/01/20	100	115,329

		136,593
NEBRASKA — 0.65%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20	185	213,191
Douglas County School District No. 17/NE GO
4.00%, 06/15/20	100	110,753
Nebraska Public Power District RB
5.00%, 07/01/20	370	423,635
University of Nebraska RB
5.00%, 07/01/20	25	28,594

		776,173
NEVADA — 1.35%
Clark County School District GOL
Series A
5.00%, 06/15/20	25	28,529
Series B
5.00%, 06/15/20	390	445,057
County of Clark Department of Aviation RB
5.00%, 07/01/20	70	79,731
Series C
5.00%, 07/01/20	35	39,949
County of Clark NV RB
5.00%, 07/01/20	50	57,288
Series B
5.00%, 07/01/20	95	108,207

Security	Principal (000s)	Value
Las Vegas Valley Water District GOL Series B
5.00%, 06/01/20	$35	$39,972
Nevada System of Higher Education RB Series A
5.00%, 07/01/20	60	68,698
State of Nevada GOL
5.00%, 06/01/20	85	97,175
5.00%, 08/01/20	255	293,013
Series C
5.00%, 06/01/20	285	326,258
Washoe County School District/NV GOL Series F
5.00%, 06/01/20	30	34,240

		1,618,117
NEW HAMPSHIRE — 0.81%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	105	120,138
New Hampshire Municipal Bond Bank RB
Series B
5.00%, 08/15/20	50	57,542
Series C
5.25%, 08/15/20	175	203,054
State of New Hampshire GO
Series A
3.50%, 07/01/20	140	152,967
5.00%, 07/01/20	90	103,477
Series B
5.00%, 06/01/20	160	183,467
State of New Hampshire RB
5.00%, 09/01/20	130	148,248

		968,893
NEW JERSEY — 2.01%
New Jersey Building Authority RB Series A
3.00%, 06/15/20	25	25,861
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	32,928

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
5.00%, 09/01/20	(ETM)	$230	$264,601
5.00%, 09/01/20		85	94,259
Series EE
4.50%, 09/01/20		65	70,864
Series XX
5.00%, 06/15/20		320	353,408
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20		30	33,268
Series A
5.00%, 07/01/20		25	28,754
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	80,303
5.00%, 06/15/20		175	193,595
5.00%, 06/15/20	(SAP)	40	44,250
Series AA
5.00%, 06/15/20		240	265,502
5.00%, 06/15/20	(SAP)	95	105,095
Series B
5.00%, 06/15/20		145	160,408
State of New Jersey GO
5.00%, 06/01/20		165	185,455
Series Q
4.00%, 08/15/20		75	81,773
5.00%, 08/15/20		340	384,254

			2,404,578
NEW MEXICO — 1.21%
New Mexico Finance Authority RB
4.00%, 06/15/20		175	194,283
Series B
5.00%, 06/15/20		335	384,483
Series D
5.00%, 06/01/20		150	171,660
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20		285	326,656
Series B
4.00%, 07/01/20		340	376,582

			1,453,664

Security		Principal (000s)	Value
NEW YORK — 9.69%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/20		$100	$112,906
City of New York NY GO
Series A
5.00%, 08/01/20		325	372,807
Series B
0.00%, 06/01/20		70	66,665
3.00%, 08/01/20		180	192,985
4.00%, 08/01/20		260	288,501
5.00%, 08/01/20		805	923,416
Series C
3.00%, 08/01/20		25	26,804
5.00%, 08/01/20		290	332,659
Series D
5.00%, 08/01/20		40	45,884
Series E
4.00%, 08/01/20		120	133,154
5.00%, 08/01/20		170	195,007
Series F
4.00%, 08/01/20		95	105,414
Series G
5.00%, 08/01/20		240	275,304
Series H
5.00%, 08/01/20		210	240,891
Series H-2
5.00%, 06/01/20		185	211,126
Series I
5.00%, 08/01/20		220	252,362
Series I-1
5.00%, 08/01/20		160	183,536
Series J
5.00%, 08/01/20		1,470	1,686,236
Series K
5.00%, 08/01/20		175	200,743
County of Orange NY GOL Series B
4.00%, 07/01/20		35	38,531
Long Island Power Authority RB
0.00%, 06/01/20	(AGM)	100	94,750

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	$255	$283,065
5.00%, 07/15/20	(SAW)	345	395,767
Series S-1A
3.00%, 07/15/20	(SAW)	45	48,284
5.00%, 07/15/20	(SAW)	75	86,036
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/20		180	207,358
Series A-1
5.00%, 08/01/20		165	190,078
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20		220	209,158
Series EE
4.00%, 06/15/20		25	27,765
Series FF
5.00%, 06/15/20		190	217,915
Series GG
4.00%, 06/15/20		235	260,986
5.00%, 06/15/20		225	258,057
New York State Dormitory Authority RB
5.00%, 07/01/20	(SAP)	510	583,323
Series A
4.00%, 07/01/20		25	27,726
4.13%, 07/01/20		210	233,289
5.00%, 07/01/20		795	911,742
Series C
5.00%, 06/15/20		50	57,307
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20		105	116,895
5.00%, 06/15/20		360	414,173
5.00%, 08/15/20		150	173,508
Series A
3.50%, 06/15/20		110	120,460
5.00%, 06/15/20		160	184,077
Series B
5.00%, 08/15/20		120	138,806

Security	Principal (000s)	Value
Port Authority of New York & New Jersey RB
3.00%, 07/15/20	$75	$80,473
Series 180
5.00%, 06/01/20	280	320,849
Suffolk County Water Authority RB
5.00%, 06/01/20	20	22,949
Town of Hempstead NY GOL
5.00%, 08/15/20	65	74,945

		11,624,672
NORTH CAROLINA — 2.52%
City of Charlotte NC Airport Revenue RB Series A
5.00%, 07/01/20	225	256,367
City of Charlotte NC GO Series A
5.00%, 07/01/20	395	454,309
City of Charlotte NC Water & Sewer System Revenue RB Series B
5.00%, 07/01/20	90	103,513
City of Durham NC GO
5.00%, 09/01/20	140	161,899
City of Raleigh NC GO Series A
5.00%, 09/01/20	200	231,284
City of Winston-Salem NC GO Series 2010B
4.00%, 06/01/20	50	55,668
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A
5.00%, 06/01/20	50	57,294
County of Buncombe NC RB
Series A
5.00%, 06/01/20	120	136,955
County of Forsyth NC GO
Series E
4.00%, 07/01/20	145	161,436
County of New Hanover NC GO
Series A
5.00%, 06/01/20	25	28,677

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
County of Onslow NC RB
5.00%, 06/01/20	$60	$68,303
County of Wake NC GO
5.00%, 09/01/20	80	92,514
State of North Carolina GO
5.00%, 06/01/20	500	573,530
Series 2013D
4.00%, 06/01/20	385	427,758
State of North Carolina RB
Series B
5.00%, 06/01/20	190	217,214

		3,026,721
OHIO — 2.98%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	75	83,442
5.00%, 07/01/20	185	212,630
Series A
5.00%, 07/01/20	120	137,922
5.00%, 08/15/20	260	300,019
City of Columbus OH GOL
4.00%, 08/15/20	155	172,724
5.00%, 08/15/20	50	57,696
Cleveland State University RB
5.00%, 06/01/20	125	142,298
Miami University/Oxford OH RB
5.00%, 09/01/20	205	236,010
Ohio State University (The) RB
Series A
4.00%, 06/01/20	90	99,829
5.00%, 06/01/20	160	183,229
Ohio State Water Development Authority RB
5.00%, 06/01/20	155	177,745
Series A
5.00%, 06/01/20	135	154,810
State of Ohio Department of Administration COP
5.00%, 09/01/20	45	51,595
State of Ohio GO
5.00%, 08/01/20	60	68,944
Series A
5.00%, 09/01/20	350	403,917

Security		Principal (000s)	Value
Series B
4.00%, 08/01/20		$180	$200,079
5.00%, 08/01/20		395	454,685
Series C
5.00%, 08/01/20		320	367,936
University of Cincinnati RB
Series A
5.00%, 06/01/20		60	68,477

			3,573,987
OKLAHOMA — 0.56%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20		25	27,597
5.00%, 06/01/20		195	222,247
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20		200	228,198
Series B
3.00%, 07/01/20		100	106,547
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/20		55	61,062
Tulsa County Industrial Authority RB
4.00%, 09/01/20		20	22,097

			667,748
OREGON — 1.36%
City of Portland OR Sewer System Revenue RB
5.00%, 06/01/20		30	34,367
Series A
5.00%, 08/01/20		240	276,362
City of Tigard OR Water Revenue RB
4.00%, 08/01/20		110	122,270
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	100	114,499
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	55	63,018
Metro/OR GO
5.00%, 06/01/20		180	205,839

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series A
5.00%, 06/01/20		$160	$182,968
Portland Community College District GO
5.00%, 06/15/20		170	194,783
State of Oregon GO
Series A
4.00%, 08/01/20		215	239,613
Series N
5.00%, 08/01/20		35	40,322
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20	(GTD)	35	38,791
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	100	114,578

			1,627,410
PENNSYLVANIA — 1.69%
City of Philadelphia PA GO Series A
5.00%, 07/15/20		110	124,341
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 07/01/20		150	171,208
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20		225	254,358
5.00%, 07/01/20		210	237,953
Second Series
5.00%, 07/01/20		350	396,588
Series T
5.00%, 07/01/20		170	192,629
County of Butler PA GO
5.00%, 07/15/20		95	109,400
Delaware County Authority RB
5.00%, 08/01/20		200	229,502
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/20		20	22,852

Security	Principal (000s)	Value
Pennsylvania Higher Educational Facilities Authority RB Series AL
5.00%, 06/15/20	$50	$57,021
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	130	148,645
Pennsylvania Turnpike Commission RB Series A
5.25%, 07/15/20	(AGM)	25	28,739
Pittsburgh Water & Sewer Authority RB Series A
5.00%, 09/01/20	(AGM)	45	51,695

2,024,931
RHODE ISLAND — 0.76%
Rhode Island Commerce Corp. RB
5.00%, 06/15/20	150	169,931
Rhode Island Health & Educational Building Corp. RB Series A
4.50%, 09/01/20	210	238,148
State of Rhode Island GO
5.00%, 08/01/20	300	344,475
Series D
5.00%, 08/01/20	40	45,965
Series SE
5.00%, 08/01/20	100	114,913

913,432
SOUTH CAROLINA — 0.10%
State of South Carolina GO Series A
5.00%, 06/01/20	100	114,706

114,706
TENNESSEE — 1.93%
City of Memphis TN GO Series D
4.00%, 07/01/20	50	55,374
County of Knox TN GO
5.00%, 06/01/20	225	258,089
County of Sumner TN GO
5.00%, 06/01/20	145	165,882

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20		$100	$114,695
Series A
4.00%, 07/01/20		185	205,389
5.00%, 07/01/20		240	275,268
Series D
4.00%, 07/01/20		50	55,491
5.00%, 07/01/20		255	292,472
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20		165	188,984
Series A
4.00%, 07/01/20		125	138,046
State of Tennessee GO
Series A
5.00%, 08/01/20		245	282,556
5.00%, 09/01/20		40	46,257
Series B
5.00%, 08/01/20		200	230,658

			2,309,161
TEXAS — 7.88%
Austin Community College District GOL
5.00%, 08/01/20		45	51,525
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	135	152,746
5.00%, 08/01/20	(PSF)	50	57,511
Series B
5.00%, 08/01/20		100	115,022
Central Texas Turnpike System RB
0.00%, 08/15/20	(ETM) (AMBAC)	15	14,289
Series A
0.00%, 08/15/20	(AMBAC)	170	160,019
City of Arlington TX GOL
5.00%, 08/15/20		90	103,538
City of Austin TX GOL
5.00%, 09/01/20		380	439,174

Security		Principal (000s)	Value
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		$35	$40,058
Series A
5.00%, 09/01/20	(AGM)	50	57,253
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		70	78,558
City of El Paso TX GOL Series A
5.00%, 08/15/20		170	194,805
City of Houston TX RB
5.00%, 09/01/20		150	171,510
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		260	293,127
City of Plano TX GOL Series 2013
5.00%, 09/01/20		50	57,550
City of Round Rock TX GOL
4.00%, 08/15/20		85	94,052
County of Bexar TX GOL
5.00%, 06/15/20		200	228,370
County of Denton TX GOL
5.00%, 07/15/20		165	189,417
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	180	207,446
Del Mar College District GOL
5.00%, 08/15/20		20	22,861
Denton Independent School District GO Series C
5.00%, 08/15/20	(PSF)	50	57,578
Eanes Independent School District GO
5.00%, 08/01/20		80	92,018
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,758
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	225	259,101

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series A
4.00%, 08/15/20	(PSF)	$150	$167,047
Frisco Independent School District GO Series B
5.00%, 08/15/20	(PSF)	75	86,367
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	100	115,156
Series A
5.00%, 08/15/20		145	166,976
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	125	143,945
Keller Independent School District/TX GO Series A
5.00%, 08/15/20	(PSF)	25	28,812
Leander Independent School District GO
0.00%, 08/15/20	(PSF)	200	191,696
4.00%, 08/15/20	(PSF)	50	55,683
Series A
0.00%, 08/15/20	(PSF)	50	47,924
Series D
0.00%, 08/15/20	(PSF)	175	167,734
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	20	19,170
Series A
4.00%, 08/15/20	(PSF)	15	16,705
5.00%, 08/15/20	(PSF)	95	109,398
Series B
4.00%, 08/15/20		150	166,578
Lone Star College System GOL Series A
5.00%, 08/15/20		205	235,289
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	145	161,479
5.00%, 08/15/20	(PSF)	20	23,031

Security		Principal (000s)	Value
Series E
5.00%, 08/15/20	(PSF)	$125	$143,945
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	86,266
North Texas Municipal Water District RB
4.00%, 09/01/20		25	27,831
5.00%, 09/01/20		410	472,135
5.25%, 09/01/20		100	116,364
Northside Independent School District GO
4.00%, 08/15/20	(PSF)	60	66,607
Permanent University Fund RB
4.00%, 07/01/20		125	138,875
Series A
5.00%, 07/01/20		150	172,342
Series B
5.00%, 07/01/20		165	189,182
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	290	333,687
Socorro Independent School District GO Series A
5.00%, 08/15/20	(PSF)	110	126,492
Spring Independent School District GO
5.00%, 08/15/20	(PSF)	240	275,416
State of Texas GO
5.00%, 08/01/20		285	328,531
Series B
5.00%, 08/01/20		95	109,510
Tarrant Regional Water District RB
5.00%, 09/01/20		30	34,584
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	107,573
Texas Tech University RB Series A
5.00%, 08/15/20		205	235,416

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/20		$45	$51,616
University of Texas System (The) RB
Series A
4.00%, 08/15/20		345	384,033
5.00%, 08/15/20		575	661,848
Series B
5.00%, 08/15/20		210	241,718
Ysleta Independent School District GO Series A
5.00%, 08/15/20	(PSF)	90	103,640

			9,453,887
UTAH — 0.72%
Cache County School District GO
5.00%, 06/15/20	(GTD)	50	57,326
Davis County School District GO Series A
4.00%, 06/01/20	(GTD)	40	44,351
State of Utah GO Series A
5.00%, 07/01/20		235	270,379
University of Utah (The) RB
Series 2014B
5.00%, 08/01/20		65	74,742
Series A
5.00%, 08/01/20		60	68,993
Utah Transit Authority RB
Series 2015A
5.00%, 06/15/20		185	212,406
Series C
5.25%, 06/15/20	(AGM)	115	132,672

			860,869
VERMONT — 0.03%
State of Vermont GO Series F
5.00%, 08/15/20		30	34,655

			34,655

Security		Principal (000s)	Value
VIRGINIA — 2.74%
City of Alexandria VA GO Series B
5.00%, 06/15/20	(SAW)	$100	$114,850
City of Newport News VA GO
Series A
5.00%, 07/01/20		200	229,710
5.00%, 07/15/20	(SAW)	65	74,746
City of Richmond VA GO
Series B
5.00%, 07/15/20	(SAW)	50	57,396
Series C
4.00%, 07/15/20	(SAW)	35	38,879
Commonwealth of Virginia GO
Series A-1
4.00%, 06/01/20		45	49,998
Series B
5.00%, 06/01/20		50	57,353
County of Henrico VA GO
5.00%, 07/15/20		125	143,951
5.00%, 08/01/20		25	28,832
Series A
4.00%, 08/01/20		105	117,147
County of Prince William VA GO
5.00%, 08/01/20	(SAW)	115	132,628
University of Virginia RB
5.00%, 09/01/20		50	57,863
Virginia Beach Development Authority RB Series C
5.00%, 08/01/20		100	114,662
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20	(ST)	45	51,801
Series 2012B
5.00%, 09/01/20		125	143,891
Series A
5.00%, 09/01/20		470	541,032
Virginia Public Building Authority RB
Series A
5.00%, 08/01/20		105	120,652
Series B
5.00%, 08/01/20		105	120,652

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security		Principal (000s)	Value
Series B-3
4.00%, 08/01/20		$175	$195,104
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	235	261,496
Series 2012A
5.00%, 08/01/20	(SAW)	485	557,299
Series A
5.00%, 08/01/20	(SAW)	15	17,236
Series D
4.00%, 08/01/20	(SAW)	55	61,135

			3,288,313
WASHINGTON — 7.40%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		235	270,711
City of Seattle WA GOL
5.00%, 09/01/20		50	57,786
Series A
5.00%, 06/01/20		40	45,870
Series B
5.00%, 08/01/20		250	288,185
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20		200	230,310
Series A
5.00%, 06/01/20		25	28,571
City of Seattle WA Water System Revenue RB
5.00%, 09/01/20		210	242,088
County of King WA GOL Series A
5.00%, 07/01/20		285	326,881
County of King WA Sewer Revenue RB
5.00%, 07/01/20		215	246,594
5.00%, 01/01/30	(PR 07/01/20)	200	229,550
County of Pierce WA GOL Series A
5.00%, 07/01/20		70	79,869
Energy Northwest RB
4.00%, 07/01/20		50	55,452
5.00%, 07/01/20		245	280,711

Security		Principal (000s)	Value
Series A
5.00%, 07/01/20		$920	$1,054,099
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	45	49,811
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	295	343,790
State of Washington COP
5.00%, 07/01/20	(ST)	75	85,604
Series A
5.00%, 07/01/20		225	256,813
State of Washington GO
5.00%, 07/01/20		410	469,761
Series A
5.00%, 07/01/20		235	269,254
5.00%, 08/01/20		100	114,866
Series B-1
5.00%, 08/01/20		50	57,433
Series C
5.00%, 06/01/20		200	228,568
Series D
5.00%, 07/01/20		30	34,373
Series R
4.00%, 07/01/20		300	332,478
5.00%, 07/01/20		280	320,813
Series R-2011B
5.00%, 07/01/20		510	584,337
Series R-2013A
5.00%, 07/01/20		255	292,169
Series R-2014A
5.00%, 07/01/20		125	143,220
Series R-2014B
5.00%, 07/01/20		175	200,508
Series R-2015
5.00%, 07/01/20		200	229,152
Series R-2015E
5.00%, 07/01/20		75	85,932
Series R-F
5.00%, 07/01/20		100	114,576
State of Washington RB
5.00%, 07/01/20		70	79,842
5.00%, 09/01/20		610	698,231

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Security	Principal (000s)	Value
University of Washington RB
5.00%, 07/01/20	$90	$103,225
Series A
5.00%, 07/01/20	160	183,512
Series C
5.00%, 07/01/20	140	160,573

8,875,518
WEST VIRGINIA — 0.21%
School Building Authority of West Virginia RB Series A
5.00%, 07/01/20	50	57,248
State of West Virginia GO
4.00%, 06/01/20	155	171,573
West Virginia Water Development Authority RB Series A
5.00%, 07/01/20	25	28,624

257,445
WISCONSIN — 1.38%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20	100	110,730
5.00%, 06/01/20	195	222,930
Series 2
5.00%, 06/01/20	85	97,174
Series 4
5.00%, 06/01/20	130	148,620
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20	15	16,366
5.00%, 07/01/20	270	309,676
Series 2
5.00%, 07/01/20	190	217,921
Series A
5.00%, 07/01/20	120	137,634
5.00%, 07/01/20	(AGM)	140	160,573
Series I
5.00%, 07/01/20	45	51,613

Security	Principal or Shares (000s)	Value
WPPI Energy RB Series A
5.00%, 07/01/20	$155	$177,408

		1,650,645

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $117,423,264)		118,424,123

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Liquidity Funds: MuniCash
0.59%[a,b]	1,125	1,124,920

		1,124,920

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,124,920)		1,124,920

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $118,548,184)[c]		119,549,043
Other Assets, Less Liabilities — 0.30%		358,805

NET ASSETS — 100.00%		$119,907,848

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

MT  —  Mandatory Tender

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $118,548,184. Net unrealized appreciation was $1,000,859, of which $1,045,032 represented gross unrealized appreciation on securities and $44,173 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$118,424,123	$—	$118,424,123
Money market funds	1,124,920	—	—	1,124,920

Total	$1,124,920	$118,424,123	$—	$119,549,043

See notes to financial statements.

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares iBonds Sep 2017 Term Muni Bond ETF	iShares iBonds Sep 2018 Term Muni Bond ETF	iShares iBonds Sep 2019 Term Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$197,853,322	$139,530,084	$120,835,521
Affiliated (Note 2)	333,930	501,793	1,955,178

Total cost of investments	$198,187,252	$140,031,877	$122,790,699

Investments in securities, at fair value (Note 1):
Unaffiliated	$198,240,963	$139,870,721	$121,529,672
Affiliated (Note 2)	333,930	501,793	1,955,178

Total fair value of investments	198,574,893	140,372,514	123,484,850
Receivables:
Interest	2,057,224	1,343,615	1,132,118
Capital shares sold	—	—	1,280,824

Total Assets	200,632,117	141,716,129	125,897,792

LIABILITIES
Payables:
Investment securities purchased	—	161,418	2,919,772
Investment advisory fees (Note 2)	29,458	20,389	17,326

Total Liabilities	29,458	181,807	2,937,098

NET ASSETS	$200,602,659	$141,534,322	$122,960,694

Net assets consist of:
Paid-in capital	$200,353,180	$141,161,351	$122,159,880
Undistributed net investment income	153,554	90,323	108,174
Accumulated net realized loss	(291,716)	(57,989)	(1,511)
Net unrealized appreciation	387,641	340,637	694,151

NET ASSETS	$200,602,659	$141,534,322	$122,960,694

Shares outstanding[a]	7,350,000	5,550,000	4,800,000

Net asset value per share	$27.29	$25.50	$25.62

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

iShares iBonds Sep 2020 Term Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$117,423,264
Affiliated (Note 2)	1,124,920

Total cost of investments	$118,548,184

Investments in securities, at fair value (Note 1):
Unaffiliated	$118,424,123
Affiliated (Note 2)	1,124,920

Total fair value of investments	119,549,043
Receivables:
Interest	1,028,333
Capital shares sold	1,289,323

Total Assets	121,866,699

LIABILITIES
Payables:
Investment securities purchased	1,941,888
Investment advisory fees (Note 2)	16,963

Total Liabilities	1,958,851

NET ASSETS	$119,907,848

Net assets consist of:
Paid-in capital	$118,821,825
Undistributed net investment income	88,039
Accumulated net realized loss	(2,875)
Net unrealized appreciation	1,000,859

NET ASSETS	$119,907,848

Shares outstanding[a]	4,650,000

Net asset value per share	$25.79

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares iBonds Sep 2017 Term Muni Bond ETF	iShares iBonds Sep 2018 Term Muni Bond ETF	iShares iBonds Sep 2019 Term Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$600	$913	$932
Interest — unaffiliated	1,018,257	654,917	645,222

Total investment income	1,018,857	655,830	646,154

EXPENSES
Investment advisory fees (Note 2)	248,568	159,361	139,744

Total expenses	248,568	159,361	139,744
Less investment advisory fees waived (Note 2)	(75,691)	(47,741)	(42,256)

Net expenses	172,877	111,620	97,488

Net investment income	845,980	544,210	548,666

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	182

Net realized gain	—	—	182

Net change in unrealized appreciation/depreciation	(583,068)	(342,295)	(132,014)

Net realized and unrealized loss	(583,068)	(342,295)	(131,832)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$262,912	$201,915	$416,834

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

iShares iBonds Sep 2020 Term Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,276
Interest — unaffiliated	653,645

Total investment income	654,921

EXPENSES
Investment advisory fees (Note 2)	125,939

Total expenses	125,939
Less investment advisory fees waived (Note 2)	(37,154)

Net expenses	88,785

Net investment income	566,136

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation	98,672

Net realized and unrealized gain	98,672

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$664,808

See notes to financial statements.

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Sep 2017 Term Muni Bond ETF		iShares iBonds Sep 2018 Term Muni Bond ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016[a]	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$845,980	$1,575,624	$544,210	$884,957
Net realized gain (loss)	—	289	—	(2,242)
Net change in unrealized appreciation/depreciation	(583,068)	(689,166)	(342,295)	333,041

Net increase in net assets resulting from operations	262,912	886,747	201,915	1,215,756

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(832,521)	(1,559,992)	(539,035)	(863,790)

Total distributions to shareholders	(832,521)	(1,559,992)	(539,035)	(863,790)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,508,680	32,897,246	31,974,757	28,053,106
Cost of shares redeemed	—	(2,738,359)	—	—

Net increase in net assets from capital share transactions	20,508,680	30,158,887	31,974,757	28,053,106

INCREASE IN NET ASSETS	19,939,071	29,485,642	31,637,637	28,405,072

NET ASSETS
Beginning of period	180,663,588	151,177,946	109,896,685	81,491,613

End of period	$200,602,659	$180,663,588	$141,534,322	$109,896,685

Undistributed net investment income included in net assets at end of period	$153,554	$140,095	$90,323	$85,148

SHARES ISSUED AND REDEEMED
Shares sold	750,000	1,200,000	1,250,000	1,100,000
Shares redeemed	—	(100,000)	—	—

Net increase in shares outstanding	750,000	1,100,000	1,250,000	1,100,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2019 Term Muni Bond ETF		iShares iBonds Sep 2020 Term Muni Bond ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$548,666	$789,573	$566,136	$688,653
Net realized gain (loss)	182	(1,693)	—	(2,875)
Net change in unrealized appreciation/depreciation	(132,014)	729,161	98,672	908,311

Net increase in net assets resulting from operations	416,834	1,517,041	664,808	1,594,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(527,859)	(743,607)	(549,941)	(640,803)

Total distributions to shareholders	(527,859)	(743,607)	(549,941)	(640,803)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,113,912	50,970,611	40,063,134	50,938,069

Net increase in net assets from capital share transactions	23,113,912	50,970,611	40,063,134	50,938,069

INCREASE IN NET ASSETS	23,002,887	51,744,045	40,178,001	51,891,355

NET ASSETS
Beginning of period	99,957,807	48,213,762	79,729,847	27,838,492

End of period	$122,960,694	$99,957,807	$119,907,848	$79,729,847

Undistributed net investment income included in net assets at end of period	$108,174	$87,367	$88,039	$71,844

SHARES ISSUED
Shares sold	900,000	2,000,000	1,550,000	2,000,000

Net increase in shares outstanding	900,000	2,000,000	1,550,000	2,000,000

See notes to financial statements.

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2017 Term Muni Bond ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]	Year ended Mar. 31, 2012[a]
Net asset value, beginning of period	$27.37	$27.49	$27.47	$27.72	$27.32	$25.55

Income from investment operations:
Net investment income[b]	0.12	0.26	0.28	0.32	0.41	0.55
Net realized and unrealized gain (loss)[c]	(0.08)	(0.12)	0.01	(0.24)	0.41	1.79

Total from investment operations	0.04	0.14	0.29	0.08	0.82	2.34

Less distributions from:
Net investment income	(0.12)	(0.26)	(0.27)	(0.33)	(0.42)	(0.57)

Total distributions	(0.12)	(0.26)	(0.27)	(0.33)	(0.42)	(0.57)

Net asset value, end of period	$27.29	$27.37	$27.49	$27.47	$27.72	$27.32

Total return	0.15%[d]	0.51%	1.03%	0.31%	2.98%	9.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$200,603	$180,664	$151,178	$126,379	$72,069	$43,711
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.20%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.26%	0.30%	0.30%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.88%	0.95%	1.01%	1.16%	1.47%	2.06%
Portfolio turnover rate[f]	0%[g]	3%	1%	2%	0%[g]	4%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2018 Term Muni Bond ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.56	$25.47	$25.31	$25.17	$25.00

Income from investment operations:
Net investment income[b]	0.11	0.24	0.25	0.25	0.00 [c]
Net realized and unrealized gain (loss)[d]	(0.06)	0.08	0.15	0.10	0.17

Total from investment operations	0.05	0.32	0.40	0.35	0.17

Less distributions from:
Net investment income	(0.11)	(0.23)	(0.24)	(0.21)	—

Total distributions	(0.11)	(0.23)	(0.24)	(0.21)	—

Net asset value, end of period	$25.50	$25.56	$25.47	$25.31	$25.17

Total return	0.21%[e]	1.28%	1.60%	1.44%	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$141,534	$109,897	$81,492	$48,081	$2,517
Ratio of expenses to average net assets[f]	0.18%	0.18%	0.19%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[f]	0.26%	0.30%	0.30%	n/a	n/a
Ratio of net investment income to average net assets[f]	0.88%	0.93%	1.00%	0.99%	0.47%
Portfolio turnover rate[g]	0%[h]	1%	0%	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2019 Term Muni Bond ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$25.63	$25.38	$24.97	$25.00

Income from investment operations:
Net investment income[b]	0.13	0.28	0.29	0.04
Net realized and unrealized gain (loss)[c]	(0.01)	0.24	0.39	(0.05)

Total from investment operations	0.12	0.52	0.68	(0.01)

Less distributions from:
Net investment income	(0.13)	(0.27)	(0.27)	(0.02)

Total distributions	(0.13)	(0.27)	(0.27)	(0.02)

Net asset value, end of period	$25.62	$25.63	$25.38	$24.97

Total return	0.46%[d]	2.07%	2.73%	(0.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$122,961	$99,958	$48,214	$7,490
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.19%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.26%	0.30%	0.30%	n/a
Ratio of net investment income to average net assets[e]	1.01%	1.09%	1.15%	1.08%
Portfolio turnover rate[f]	0%[g]	1%	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2020 Term Muni Bond ETF

	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Period from Aug. 12, 2014[a] to Mar. 31, 2015
Net asset value, beginning of period	$25.72	$25.31	$25.00

Income from investment operations:
Net investment income[b]	0.15	0.33	0.21
Net realized and unrealized gain[c]	0.07	0.39	0.26

Total from investment operations	0.22	0.72	0.47

Less distributions from:
Net investment income	(0.15)	(0.31)	(0.16)

Total distributions	(0.15)	(0.31)	(0.16)

Net asset value, end of period	$25.79	$25.72	$25.31

Total return	0.85%[d]	2.89%	1.88%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,908	$79,730	$27,838
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.14%	1.28%	1.30%
Portfolio turnover rate[f]	0%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Sep 2017 Term Muni Bond	Diversified
iBonds Sep 2018 Term Muni Bond	Non-diversified
iBonds Sep 2019 Term Muni Bond	Non-diversified
iBonds Sep 2020 Term Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18% based on the average daily net assets of each Fund.

Prior to August 1, 2016, for its investment advisory services to each Fund, BFA was entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund. The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA contractually agreed to waive a portion of its investment advisory fee for each Fund, through the termination date of such Fund in order to limit total annual operating expenses after fee waiver to 0.18% of the average daily net assets of each Fund.

At a meeting held on June 21-23, 2016, the Board approved permanent reductions to the advisory fee rates charged to the Funds. The contractual waiver was terminated effective August 1, 2016, pursuant to a written agreement between the Trust and BFA, and in conjunction with the annual advisory fee reduction from 0.30% to 0.18% based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2017 Term Muni Bond	$15,482,423	$80,309
iBonds Sep 2018 Term Muni Bond	33,649,614	80,309
iBonds Sep 2019 Term Muni Bond	24,492,163	97,351
iBonds Sep 2020 Term Muni Bond	40,806,847	—

There were no in-kind transactions (see Note 4) for the six months ended September 30, 2016.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

The Board authorized a two-for-one stock split for the iShares iBonds Sep 2017 Term Muni Bond ETF, effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be directly and/or indirectly subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Sep 2017 Term Muni Bond	$291,716
iBonds Sep 2018 Term Muni Bond	56,982
iBonds Sep 2019 Term Muni Bond	218
iBonds Sep 2020 Term Muni Bond	211

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	111

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that, at a meeting held on June 21-23, 2016 the Board approved permanent reductions to the advisory fee rates charged to each of the Funds. In addition, the Board noted that should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	113

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Sep 2017 Term Muni Bond	$0.119772	$—	$0.000432	$0.120204	100%	—%	0%[a]	100%
iBonds Sep 2018 Term Muni Bond	0.111127	—	0.002727	0.113854	98	—	2	100
iBonds Sep 2020 Term Muni Bond	0.143730	—	0.005097	0.148827	97	—	3	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	115

Notes:

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	117

Notes:

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-308-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NYSE Arca
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Fund Performance Overview

iSHARES® S&P 100 ETF

Performance as of September 30, 2016

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 6.14%, net of fees, while the total return for the Index was 6.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.48%	15.59%	15.70%	15.48%	15.59%	15.70%
5 Years	15.72%	15.72%	15.97%	107.55%	107.48%	109.76%
10 Years	6.75%	6.75%	6.94%	92.17%	92.14%	95.68%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.40	$1.03	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	25.08%
Health Care	15.27
Financials	12.67
Consumer Discretionary	11.86
Consumer Staples	11.53
Industrials	8.87
Energy	7.26
Telecommunication Services	3.91
Utilities	1.63
Materials	1.37
Real Estate	0.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	5.15%
Microsoft Corp.	3.80
Exxon Mobil Corp.	3.06
Amazon.com Inc.	2.79
Johnson & Johnson	2.74
Facebook Inc. Class A	2.52
Berkshire Hathaway Inc. Class B	2.32
General Electric Co.	2.25
AT&T Inc.	2.11
JPMorgan Chase & Co.	2.04

TOTAL	28.78%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P 500 GROWTH ETF

Performance as of September 30, 2016

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 5.72%, net of fees, while the total return for the Index was 5.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.56%	14.62%	14.74%	14.56%	14.62%	14.74%
5 Years	16.59%	16.58%	16.81%	115.39%	115.30%	117.45%
10 Years	8.66%	8.65%	8.84%	129.36%	129.23%	133.24%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,057.20	$0.93	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	33.73%
Consumer Discretionary	17.73
Health Care	17.15
Consumer Staples	9.44
Industrials	8.71
Real Estate	4.51
Financials	3.48
Materials	2.34
Energy	1.70
Telecommunication Services	0.94
Utilities	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	6.35%
Microsoft Corp.	4.68
Amazon.com Inc.	3.44
Facebook Inc. Class A	3.11
Alphabet Inc. Class A	2.47
Alphabet Inc. Class C	2.40
Home Depot Inc. (The)	1.66
Johnson & Johnson	1.65
Visa Inc. Class A	1.63
General Electric Co.	1.52

TOTAL	28.91%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P 500 VALUE ETF

Performance as of September 30, 2016

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 6.92%, net of fees, while the total return for the Index was 7.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.78%	15.83%	15.98%	15.78%	15.83%	15.98%
5 Years	15.66%	15.65%	15.87%	106.99%	106.90%	108.88%
10 Years	5.39%	5.38%	5.53%	69.00%	68.87%	71.35%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,069.20	$0.93	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	22.51%
Energy	13.11
Health Care	12.08
Industrials	10.79
Consumer Staples	10.36
Information Technology	8.17
Consumer Discretionary	7.09
Utilities	6.44
Telecommunication Services	4.42
Materials	3.49
Real Estate	1.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.95%
Berkshire Hathaway Inc. Class B	3.00
AT&T Inc.	2.73
JPMorgan Chase & Co.	2.63
Procter & Gamble Co. (The)	2.62
Wells Fargo & Co.	2.20
Chevron Corp.	2.12
Merck & Co. Inc.	1.88
Johnson & Johnson	1.80
Bank of America Corp.	1.74

TOTAL	24.67%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of September 30, 2016

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 8.11%, net of fees, while the total return for the Index was 8.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.55%	12.54%	12.78%	12.55%	12.54%	12.78%
5 Years	15.38%	15.38%	15.60%	104.53%	104.53%	106.45%
10 Years	9.68%	9.68%	9.87%	152.04%	151.96%	156.41%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,081.10	$1.30	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	22.51%
Real Estate	14.19
Health Care	13.81
Financials	13.73
Consumer Discretionary	12.73
Industrials	10.25
Consumer Staples	5.57
Materials	5.54
Utilities	1.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

IDEXX Laboratories Inc.	1.41%
WhiteWave Foods Co. (The)	1.35
ResMed Inc.	1.28
CDK Global Inc.	1.20
Regency Centers Corp.	1.13
ANSYS Inc.	1.13
Broadridge Financial Solutions Inc.	1.12
MSCI Inc.	1.11
Packaging Corp. of America	1.07
Cadence Design Systems Inc.	1.04

TOTAL	11.84%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of September 30, 2016

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 8.24%, net of fees, while the total return for the Index was 8.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.58%	17.57%	17.79%	17.58%	17.57%	17.79%
5 Years	17.10%	17.10%	17.33%	120.17%	120.20%	122.37%
10 Years	8.09%	8.08%	8.29%	117.62%	117.55%	121.69%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.40	$1.31	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Industrials	17.74%
Financials	16.21
Information Technology	13.87
Consumer Discretionary	10.68
Real Estate	9.82
Utilities	9.03
Materials	8.77
Energy	7.39
Health Care	3.10
Consumer Staples	3.08
Telecommunication Services	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Westar Energy Inc.	1.00%
Alleghany Corp.	1.00
Everest Re Group Ltd.	0.99
UGI Corp.	0.98
Computer Sciences Corp.	0.92
New York Community Bancorp. Inc.	0.87
Reinsurance Group of America Inc.	0.86
Carlisle Companies Inc.	0.83
OGE Energy Corp.	0.79
Steel Dynamics Inc.	0.76

TOTAL	9.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of September 30, 2016

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 10.90%, net of fees, while the total return for the Index was 10.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.48%	15.53%	15.61%	15.48%	15.53%	15.61%
5 Years	17.50%	17.52%	17.63%	123.96%	124.15%	125.22%
10 Years	9.55%	9.56%	9.65%	148.88%	149.16%	151.32%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,109.00	$1.32	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Health Care	18.81%
Financials	17.30
Information Technology	16.84
Industrials	16.82
Consumer Discretionary	11.81
Real Estate	6.79
Materials	3.79
Consumer Staples	2.71
Energy	2.36
Utilities	1.84
Telecommunication Services	0.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Piedmont Natural Gas Co. Inc.	1.46%
Take-Two Interactive Software Inc.	1.16
B&G Foods Inc.	0.98
Blackbaud Inc.	0.94
Medidata Solutions Inc.	0.91
Acadia Realty Trust	0.86
Healthcare Services Group Inc.	0.86
Cantel Medical Corp.	0.84
PDC Energy Inc.	0.81
Masimo Corp.	0.78

TOTAL	9.60%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of September 30, 2016

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 10.84%, net of fees, while the total return for the Index was 10.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.83%	20.81%	20.94%	20.83%	20.81%	20.94%
5 Years	17.90%	17.91%	18.09%	127.84%	127.88%	129.68%
10 Years	7.61%	7.62%	7.77%	108.31%	108.43%	111.25%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,108.40	$1.32	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Industrials	19.71%
Information Technology	15.56
Consumer Discretionary	15.42
Financials	15.27
Materials	7.84
Real Estate	6.84
Health Care	5.71
Utilities	5.01
Energy	4.18
Consumer Staples	3.35
Telecommunication Services	1.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

RR Donnelley & Sons Co.	1.03%
ALLETE Inc.	0.91
Chemours Co. (The)	0.90
Spire Inc.	0.90
Wintrust Financial Corp.	0.90
Avista Corp.	0.83
UMB Financial Corp.	0.81
CACI International Inc. Class A	0.77
South Jersey Industries Inc.	0.73
HB Fuller Co.	0.72

TOTAL	8.50%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.54%
Boeing Co. (The)	211,850	$27,909,119
General Dynamics Corp.	104,789	16,259,061
Lockheed Martin Corp.	92,183	22,098,109
Raytheon Co.	107,753	14,668,416
United Technologies Corp.	284,221	28,876,853

		109,811,558
AIR FREIGHT & LOGISTICS — 1.00%
FedEx Corp.	89,202	15,581,805
United Parcel Service Inc. Class B	252,424	27,605,089

		43,186,894
AUTOMOBILES — 0.78%
Ford Motor Co.	1,424,988	17,199,605
General Motors Co.	519,019	16,489,234

		33,688,839
BANKS — 6.82%
Bank of America Corp.	3,726,333	58,317,112
Citigroup Inc.	1,060,917	50,107,110
JPMorgan Chase & Co.	1,318,931	87,827,615
U.S. Bancorp.	587,481	25,197,060
Wells Fargo & Co.	1,658,168	73,423,679

		294,872,576
BEVERAGES — 2.71%
Coca-Cola Co. (The)	1,418,420	60,027,534
PepsiCo Inc.	525,519	57,160,702

		117,188,236
BIOTECHNOLOGY — 4.07%
AbbVie Inc.	594,671	37,505,900
Amgen Inc.	273,271	45,584,336
Biogen Inc.[a]	80,013	25,046,469
Celgene Corp.[a]	283,040	29,586,171
Gilead Sciences Inc.	481,879	38,126,267

		175,849,143
CAPITAL MARKETS — 1.64%
Bank of New York Mellon Corp. (The)	389,869	15,547,976
BlackRock Inc.[b]	44,556	16,149,768
Goldman Sachs Group Inc. (The)	137,692	22,205,589
Morgan Stanley	537,544	17,233,660

		71,136,993
CHEMICALS — 1.36%
Dow Chemical Co. (The)	411,468	21,326,386

Security	Shares	Value
EI du Pont de Nemours & Co.	319,270	$21,381,512
Monsanto Co.	159,788	16,330,334

		59,038,232
COMMUNICATIONS EQUIPMENT — 1.35%
Cisco Systems Inc.	1,836,629	58,257,872

		58,257,872
CONSUMER FINANCE — 0.73%
American Express Co.	283,359	18,146,310
Capital One Financial Corp.	184,800	13,274,184

		31,420,494
DIVERSIFIED FINANCIAL SERVICES — 2.32%
Berkshire Hathaway Inc. Class Ba	693,305	100,161,773

		100,161,773
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.90%
AT&T Inc.	2,246,433	91,227,644
Verizon Communications Inc.	1,488,481	77,371,243

		168,598,887
ELECTRIC UTILITIES — 1.63%
Duke Energy Corp.	251,572	20,135,823
Exelon Corp.	336,998	11,218,663
NextEra Energy Inc.	170,558	20,862,655
Southern Co. (The)	357,380	18,333,594

		70,550,735
ELECTRICAL EQUIPMENT — 0.30%
Emerson Electric Co.	234,993	12,809,468

		12,809,468
ENERGY EQUIPMENT & SERVICES — 1.25%
Halliburton Co.	314,441	14,112,112
Schlumberger Ltd.	507,816	39,934,650

		54,046,762
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.55%
Simon Property Group Inc.[c]	114,744	23,753,155

		23,753,155
FOOD & STAPLES RETAILING — 2.87%
Costco Wholesale Corp.	159,959	24,395,347
CVS Health Corp.	389,336	34,647,011
Wal-Mart Stores Inc.	553,468	39,916,112
Walgreens Boots Alliance Inc.	312,216	25,170,854

		124,129,324
FOOD PRODUCTS — 1.03%
Kraft Heinz Co. (The)	217,573	19,474,959

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2016

Security	Shares	Value
Mondelez International Inc. Class A	568,019	$24,936,034

		44,410,993
HEALTH CARE EQUIPMENT & SUPPLIES — 1.94%
Abbott Laboratories	536,778	22,700,342
Danaher Corp.	221,900	17,394,741
Medtronic PLC	504,623	43,599,427

		83,694,510
HEALTH CARE PROVIDERS & SERVICES — 1.13%
UnitedHealth Group Inc.	347,771	48,687,940

		48,687,940
HOTELS, RESTAURANTS & LEISURE — 1.50%
McDonald’s Corp.	311,609	35,947,214
Starbucks Corp.	535,542	28,994,244

		64,941,458
HOUSEHOLD PRODUCTS — 2.58%
Colgate-Palmolive Co.	325,538	24,135,388
Procter & Gamble Co. (The)[c]	974,503	87,461,644

		111,597,032
INDUSTRIAL CONGLOMERATES — 3.89%
3M Co.	220,700	38,893,961
General Electric Co.	3,272,234	96,923,571
Honeywell International Inc.	277,841	32,393,482

		168,211,014
INSURANCE — 1.14%
Allstate Corp. (The)	135,585	9,379,770
American International Group Inc.	371,415	22,039,766
MetLife Inc.	401,266	17,828,249

		49,247,785
INTERNET & DIRECT MARKETING RETAIL — 3.40%
Amazon.com Inc.[a]	143,686	120,309,725
Priceline Group Inc. (The)[a]	18,127	26,673,699

		146,983,424
INTERNET SOFTWARE & SERVICES — 6.46%
Alphabet Inc. Class Aa	107,668	86,571,532
Alphabet Inc. Class Ca	107,901	83,870,368
Facebook Inc. Class Aa	848,243	108,804,130

		279,246,030
IT SERVICES — 4.34%
Accenture PLC Class A	227,329	27,772,784
International Business Machines Corp.	317,614	50,452,984
MasterCard Inc. Class A	350,157	35,635,478

Security	Shares	Value
PayPal Holdings Inc.[a]	409,866	$16,792,210
Visa Inc. Class A	688,837	56,966,820

		187,620,276
MACHINERY — 0.44%
Caterpillar Inc.	213,335	18,937,748

		18,937,748
MEDIA — 3.35%
Comcast Corp. Class A	877,239	58,196,035
Time Warner Inc.	284,038	22,612,265
Twenty-First Century Fox Inc. Class A	388,213	9,402,519
Twenty-First Century Fox Inc. Class B	177,275	4,385,784
Walt Disney Co. (The)	539,897	50,134,835

		144,731,438
MULTILINE RETAIL — 0.33%
Target Corp.	209,918	14,417,168

		14,417,168
OIL, GAS & CONSUMABLE FUELS — 6.00%
Chevron Corp.	688,867	70,898,192
ConocoPhillips	452,250	19,659,308
Exxon Mobil Corp.	1,514,162	132,156,059
Kinder Morgan Inc./DE	701,032	16,214,870
Occidental Petroleum Corp.	278,950	20,341,034

		259,269,463
PHARMACEUTICALS — 8.11%
Allergan PLC[a]	144,589	33,300,293
Bristol-Myers Squibb Co.	610,126	32,897,994
Eli Lilly & Co.	354,704	28,468,543
Johnson & Johnson	999,015	118,013,642
Merck & Co. Inc.	1,009,726	63,017,000
Pfizer Inc.	2,214,904	75,018,798

		350,716,270
ROAD & RAIL — 0.69%
Union Pacific Corp.	304,140	29,662,774

		29,662,774
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.96%
Intel Corp.	1,727,551	65,215,050
QUALCOMM Inc.	538,113	36,860,740
Texas Instruments Inc.	366,326	25,708,759

		127,784,549

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2016

Security	Shares	Value
SOFTWARE — 4.79%
Microsoft Corp.	2,845,470	$163,899,072
Oracle Corp.	1,098,968	43,167,463

		207,066,535
SPECIALTY RETAIL — 1.88%
Home Depot Inc. (The)	451,174	58,057,070
Lowe’s Companies Inc.	319,393	23,063,369

		81,120,439
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.14%
Apple Inc.	1,967,609	222,438,197

		222,438,197
TEXTILES, APPAREL & LUXURY GOODS — 0.60%
NIKE Inc. Class B	492,369	25,923,228

		25,923,228
TOBACCO — 2.32%
Altria Group Inc.	713,460	45,112,076
Philip Morris International Inc.	566,473	55,072,505

		100,184,581

TOTAL COMMON STOCKS (Cost: $4,321,615,677)		4,315,393,793

SHORT-TERM INVESTMENTS — 2.24%

MONEY MARKET FUNDS — 2.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	93,837,525	93,837,525

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	2,923,830	$2,923,830

		96,761,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,761,355)		96,761,355

TOTAL INVESTMENTS IN SECURITIES — 102.08%
(Cost: $4,418,377,032)[g]		4,412,155,148
Other Assets, Less Liabilities — (2.08)%		(89,869,617)

NET ASSETS — 100.00%		$4,322,285,531

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $4,481,524,275. Net unrealized depreciation was $69,369,127, of which $257,457,902 represented gross unrealized appreciation on securities and $326,827,029 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	50,394	6,247	(12,085)	44,556	$16,149,768	$215,269	$61,368

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2016

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	53	Dec. 2016	Chicago Mercantile	$5,771,842	$5,725,060	$(46,782)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,315,393,793	$—	$—	$4,315,393,793
Money market funds	96,761,355	—	—	96,761,355

Total	$4,412,155,148	$—	$—	$4,412,155,148

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(46,782)	$—	$—	$(46,782)

Total	$(46,782)	$—	$—	$(46,782)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	844,463	$111,249,556	0.80%
Other securities[a]		206,509,272	1.47

		317,758,828	2.27
AIR FREIGHT & LOGISTICS
Other securities[a]		74,982,833	0.54

		74,982,833	0.54
AIRLINES
Other securities[a]		46,896,335	0.34

		46,896,335	0.34
AUTO COMPONENTS
Other securities[a]		62,993,707	0.45

		62,993,707	0.45
BANKS
Other securities[a]		11,592,778	0.08

		11,592,778	0.08
BEVERAGES
Coca-Cola Co. (The)	2,940,102	124,425,117	0.89
PepsiCo Inc.	1,152,139	125,318,159	0.90
Other securities[a]		125,227,350	0.89

		374,970,626	2.68
BIOTECHNOLOGY
AbbVie Inc.	1,303,758	82,228,017	0.59
Amgen Inc.	751,607	125,375,564	0.90
Biogen Inc.[b]	318,948	99,840,292	0.71
Celgene Corp.[b]	1,128,230	117,933,882	0.84
Gilead Sciences Inc.	1,920,845	151,977,256	1.09
Other securities[a]		99,890,234	0.72

		677,245,245	4.85
BUILDING PRODUCTS
Other securities[a]		39,094,848	0.28

		39,094,848	0.28
CAPITAL MARKETS
BlackRock Inc.[c]	108,331	39,265,654	0.28
Other securities[a]		301,627,800	2.16

		340,893,454	2.44
CHEMICALS
Other securities[a]		259,634,915	1.86

		259,634,915	1.86
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		51,985,417	0.37

		51,985,417	0.37

Security	Shares	Value	% of Net Assets
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,001,654	$95,212,465	0.68%
Other securities[a]		41,836,295	0.30

		137,048,760	0.98
CONSTRUCTION MATERIALS
Other securities[a]		38,554,010	0.28

		38,554,010	0.28
CONSUMER FINANCE
Other securities[a]		13,551,132	0.10

		13,551,132	0.10
CONTAINERS & PACKAGING
Other securities[a]		28,553,829	0.20

		28,553,829	0.20
DISTRIBUTORS
Other securities[a]		15,850,194	0.11

		15,850,194	0.11
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		4,887,474	0.03

		4,887,474	0.03
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	2,373,330	123,365,693	0.88
Other securities[a]		8,085,333	0.06

		131,451,026	0.94
ELECTRICAL EQUIPMENT
Other securities[a]		44,130,108	0.32

		44,130,108	0.32
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		46,219,499	0.33

		46,219,499	0.33
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	619,335	70,189,236	0.50
Other securities[a]		546,973,981	3.92

		617,163,217	4.42
FOOD & STAPLES RETAILING
Other securities[a]		182,370,930	1.31

		182,370,930	1.31
FOOD PRODUCTS
Mondelez International Inc. Class A	2,264,193	99,398,073	0.71
Other securities[a]		143,053,529	1.03

		242,451,602	1.74

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	1,126,440	$97,324,416	0.70%
Other securities[a]		380,250,320	2.72

		477,574,736	3.42
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	790,174	110,624,360	0.79
Other securities[a]		234,852,439	1.68

		345,476,799	2.47
HEALTH CARE TECHNOLOGY
Other securities[a]		27,015,378	0.19

		27,015,378	0.19
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	819,806	94,572,820	0.68
Starbucks Corp.	2,134,733	115,574,445	0.83
Other securities[a]		90,869,864	0.64

		301,017,129	2.15
HOUSEHOLD DURABLES
Other securities[a]		92,178,500	0.66

		92,178,500	0.66
HOUSEHOLD PRODUCTS
Other securities[a]		129,828,886	0.93

		129,828,886	0.93
INDUSTRIAL CONGLOMERATES
3M Co.	510,252	89,921,710	0.64
General Electric Co.	7,173,992	212,493,643	1.52
Honeywell International Inc.	575,909	67,145,230	0.48
Other securities[a]		26,916,150	0.20

		396,476,733	2.84
INSURANCE
Other securities[a]		118,894,895	0.85

		118,894,895	0.85
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	572,732	479,554,231	3.43
Priceline Group Inc. (The)[b]	72,249	106,313,681	0.76
Other securities[a]		92,464,558	0.66

		678,332,470	4.85
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	429,165	345,074,410	2.47
Alphabet Inc. Class Cb	430,115	334,324,088	2.39

Security	Shares	Value	% of Net Assets
Facebook Inc. Class Ab	3,381,201	$433,706,652	3.10%
Other securities[a]		74,310,578	0.54

		1,187,415,728	8.50
IT SERVICES
Accenture PLC Class A	906,149	110,704,223	0.79
International Business Machines Corp.	493,774	78,436,000	0.56
MasterCard Inc. Class A	1,395,790	142,049,548	1.02
PayPal Holdings Inc.[b]	1,633,788	66,936,294	0.48
Visa Inc. Class A	2,745,816	227,078,983	1.63
Other securities[a]		215,461,050	1.54

		840,666,098	6.02
LEISURE PRODUCTS
Other securities[a]		13,022,416	0.09

		13,022,416	0.09
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		150,979,277	1.08

		150,979,277	1.08
MACHINERY
Other securities[a]		101,114,673	0.72

		101,114,673	0.72
MEDIA
Charter Communications Inc. Class Ab	239,766	64,729,627	0.46
Comcast Corp. Class A	2,202,997	146,146,821	1.05
Walt Disney Co. (The)	2,152,097	199,843,727	1.43
Other securities[a]		92,364,229	0.66

		503,084,404	3.60
MULTI-UTILITIES
Other securities[a]		27,736,800	0.20

		27,736,800	0.20
MULTILINE RETAIL
Other securities[a]		41,077,055	0.29

		41,077,055	0.29

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		$236,581,528	1.69%

		236,581,528	1.69
PERSONAL PRODUCTS
Other securities[a]		30,849,070	0.22

		30,849,070	0.22
PHARMACEUTICALS
Allergan PLC[b]	576,335	132,735,714	0.95
Bristol-Myers Squibb Co.	1,459,232	78,681,789	0.56
Eli Lilly & Co.	876,634	70,358,645	0.50
Johnson & Johnson	1,951,291	230,506,006	1.65
Pfizer Inc.	4,591,055	155,499,033	1.11
Other securities[a]		47,191,763	0.35

		714,972,950	5.12
PROFESSIONAL SERVICES
Other securities[a]		67,682,736	0.48

		67,682,736	0.48
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		12,154,624	0.09

		12,154,624	0.09
ROAD & RAIL
Other securities[a]		53,440,462	0.38

		53,440,462	0.38
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	575,709	99,321,317	0.71
Intel Corp.	2,823,381	106,582,633	0.76
Texas Instruments Inc.	919,963	64,563,003	0.46
Other securities[a]		247,560,561	1.78

		518,027,514	3.71
SOFTWARE
Adobe Systems Inc.[b,d]	725,302	78,724,279	0.56
Microsoft Corp.	11,342,448	653,325,005	4.68
Oracle Corp.	2,190,344	86,036,712	0.62
salesforce.com inc.[b]	937,246	66,853,757	0.48
Other securities[a]		173,972,625	1.24

		1,058,912,378	7.58
SPECIALTY RETAIL
Home Depot Inc. (The)	1,798,454	231,425,061	1.66
Lowe’s Companies Inc.	1,273,126	91,932,429	0.66

Security	Shares	Value	% of Net Assets
TJX Companies Inc. (The)	955,796	$71,474,425	0.51%
Other securities[a]		208,075,209	1.48

		602,907,124	4.31
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	7,843,184	886,671,951	6.35
Other securities[a]		30,815,580	0.22

		917,487,531	6.57
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	1,962,637	103,332,838	0.74
Other securities[a]		54,670,145	0.39

		158,002,983	1.13
TOBACCO
Altria Group Inc.	2,843,958	179,823,464	1.29
Philip Morris International Inc.	1,241,936	120,741,018	0.86
Other securities[a]		56,816,599	0.41

		357,381,081	2.56
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		22,052,480	0.16

		22,052,480	0.16
WATER UTILITIES
Other securities[a]		10,642,922	0.08

		10,642,922	0.08

TOTAL COMMON STOCKS
(Cost: $11,008,576,431)		13,953,268,127	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	182,206,477	182,206,477	1.31
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	8,643,166	8,643,166	0.06

		190,849,643	1.37

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,849,643)		190,849,643	1.37

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,199,426,074)[h]	$14,144,117,770	101.23%
Other Assets, Less Liabilities	(171,402,552)	(1.23)

NET ASSETS	$13,972,715,218	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $11,275,740,996. Net unrealized appreciation was $2,868,376,774, of which $3,100,044,627 represented gross unrealized appreciation on securities and $231,667,853 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	115,216	4,913	(11,798)	108,331	$39,265,654	$515,818	$1,192,378

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	179	Dec. 2016	Chicago Mercantile	$19,347,021	$19,335,580	$(11,441)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,953,268,127	$—	$—	$13,953,268,127
Money market funds	190,849,643	—	—	190,849,643

Total	$14,144,117,770	$—	$—	$14,144,117,770

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(11,441)	$—	$—	$(11,441)

Total	$(11,441)	$—	$—	$(11,441)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	886,322	$90,050,315	0.86%
Other securities[a]		101,649,082	0.97

		191,699,397	1.83
AIR FREIGHT & LOGISTICS
Other securities[a]		98,126,537	0.94

		98,126,537	0.94
AIRLINES
Other securities[a]		73,185,744	0.70

		73,185,744	0.70
AUTO COMPONENTS
Other securities[a]		40,828,186	0.39

		40,828,186	0.39
AUTOMOBILES
Ford Motor Co.	4,443,729	53,635,809	0.51
General Motors Co.	1,618,522	51,420,444	0.49
Other securities[a]		10,678,610	0.11

		115,734,863	1.11
BANKS
Bank of America Corp.	11,620,537	181,861,404	1.74
Citigroup Inc.	3,308,444	156,257,810	1.50
JPMorgan Chase & Co.	4,113,094	273,890,929	2.62
PNC Financial Services Group Inc. (The)[b]	559,572	50,411,842	0.48
U.S. Bancorp.	1,832,033	78,575,895	0.75
Wells Fargo & Co.	5,170,977	228,970,862	2.19
Other securities[a]		167,763,805	1.61

		1,137,732,547	10.89
BEVERAGES
Coca-Cola Co. (The)	2,123,184	89,853,147	0.86
PepsiCo Inc.	737,461	80,213,633	0.77
Other securities[a]		10,332,509	0.10

		180,399,289	1.73
BIOTECHNOLOGY
AbbVie Inc.	834,500	52,631,915	0.50
Other securities[a]		56,353,279	0.54

		108,985,194	1.04

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	54,246	$19,662,005	0.19%
Goldman Sachs Group Inc. (The)	429,388	69,247,403	0.66
Other securities[a]		186,790,422	1.79

		275,699,830	2.64
CHEMICALS
Dow Chemical Co. (The)	1,283,145	66,505,405	0.64
Other securities[a]		173,816,837	1.66

		240,322,242	2.30
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		24,871,123	0.24

		24,871,123	0.24
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,379,212	107,188,605	1.03
Other securities[a]		14,669,420	0.14

		121,858,025	1.17
CONSTRUCTION & ENGINEERING
Other securities[a]		20,129,148	0.19

		20,129,148	0.19
CONSUMER FINANCE
American Express Co.	883,625	56,587,345	0.54
Other securities[a]		87,281,444	0.84

		143,868,789	1.38
CONTAINERS & PACKAGING
Other securities[a]		51,779,769	0.49

		51,779,769	0.49
DISTRIBUTORS
Other securities[a]		17,032,804	0.16

		17,032,804	0.16
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,974,440	0.02

		1,974,440	0.02
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	2,162,067	312,353,820	2.99
Other securities[a]		7,070,637	0.07

		319,424,457	3.06
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	7,005,492	284,493,030	2.72

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	2,785,088	$144,768,874	1.39%
Other securities[a]		31,679,395	0.30

		460,941,299	4.41
ELECTRIC UTILITIES
Duke Energy Corp.	784,510	62,792,180	0.60
NextEra Energy Inc.	531,871	65,058,461	0.62
Southern Co. (The)	1,114,479	57,172,773	0.55
Other securities[a]		253,656,347	2.43

		438,679,761	4.20
ELECTRICAL EQUIPMENT
Other securities[a]		83,304,307	0.80

		83,304,307	0.80
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		45,556,186	0.44

		45,556,186	0.44
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	1,583,627	124,536,427	1.19
Other securities[a]		104,487,455	1.00

		229,023,882	2.19
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		160,741,813	1.54

		160,741,813	1.54
FOOD & STAPLES RETAILING
CVS Health Corp.	655,626	58,344,158	0.56
Wal-Mart Stores Inc.	1,725,975	124,477,317	1.19
Other securities[a]		132,439,584	1.27

		315,261,059	3.02
FOOD PRODUCTS
Kraft Heinz Co. (The)	678,466	60,729,492	0.58
Other securities[a]		115,953,117	1.11

		176,682,609	1.69
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	692,405	59,823,792	0.57
Other securities[a]		159,610,469	1.53

		219,434,261	2.10
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[c]	717,640	50,615,149	0.48

Security	Shares	Value	% of Net Assets
UnitedHealth Group Inc.	466,340	$65,287,600	0.62%
Other securities[a]		168,271,685	1.62

		284,174,434	2.72
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		108,325,546	1.04

		108,325,546	1.04
HOUSEHOLD DURABLES
Other securities[a]		32,911,152	0.31

		32,911,152	0.31
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)[d]	3,038,995	272,749,802	2.61
Other securities[a]		57,866,695	0.55

		330,616,497	3.16
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		13,659,081	0.13

		13,659,081	0.13
INDUSTRIAL CONGLOMERATES
3M Co.	289,057	50,940,515	0.49
General Electric Co.	4,591,992	136,014,803	1.30
Other securities[a]		48,487,799	0.46

		235,443,117	2.25
INSURANCE
American International Group Inc.	1,158,221	68,728,834	0.66
Chubb Ltd.	529,600	66,544,240	0.64
MetLife Inc.	1,251,311	55,595,748	0.53
Other securities[a]		279,456,050	2.67

		470,324,872	4.50
INTERNET SOFTWARE & SERVICES
Other securities[a]		42,975,096	0.41

		42,975,096	0.41
IT SERVICES
International Business Machines Corp.	604,202	95,977,488	0.92
Other securities[a]		52,108,125	0.50

		148,085,613	1.42

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$11,727,353	0.11%

		11,727,353	0.11
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		35,248,386	0.34

		35,248,386	0.34
MACHINERY
Caterpillar Inc.	665,271	59,056,107	0.57
Other securities[a]		169,533,015	1.62

		228,589,122	2.19
MEDIA
Comcast Corp. Class A	1,012,189	67,148,618	0.64
Time Warner Inc.	885,752	70,514,717	0.67
Other securities[a]		91,973,600	0.89

		229,636,935	2.20
METALS & MINING
Other securities[a]		71,957,211	0.69

		71,957,211	0.69
MULTI-UTILITIES
Other securities[a]		211,455,201	2.02

		211,455,201	2.02
MULTILINE RETAIL
Other securities[a]		83,448,766	0.80

		83,448,766	0.80
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	2,148,238	221,096,655	2.12
ConocoPhillips	1,410,311	61,306,219	0.59
Exxon Mobil Corp.	4,721,934	412,130,399	3.94
Kinder Morgan Inc./DE	2,186,112	50,564,771	0.48
Other securities[a]		392,117,782	3.75

		1,137,215,826	10.88
PHARMACEUTICALS
Johnson & Johnson	1,588,869	187,693,095	1.80
Merck & Co. Inc.	3,148,830	196,518,480	1.88
Pfizer Inc.	3,315,425	112,293,445	1.07
Other securities[a]		115,209,515	1.10

		611,714,535	5.85
PROFESSIONAL SERVICES
Other securities[a]		11,723,193	0.11

		11,723,193	0.11

Security	Shares	Value	% of Net Assets
ROAD & RAIL
Union Pacific Corp.	569,078	$55,502,177	0.53%
Other securities[a]		84,133,366	0.81

		139,635,543	1.34
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	3,178,528	119,989,432	1.15
QUALCOMM Inc.	1,678,089	114,949,097	1.10
Other securities[a]		62,976,363	0.60

		297,914,892	2.85
SOFTWARE
Oracle Corp.	1,713,549	67,308,205	0.64
Other securities[a]		35,552,826	0.34

		102,861,031	0.98
SPECIALTY RETAIL
Other securities[a]		56,196,177	0.54

		56,196,177	0.54
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		92,553,558	0.89

		92,553,558	0.89
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		41,605,900	0.40

		41,605,900	0.40
TOBACCO
Philip Morris International Inc.	794,937	77,283,775	0.74

		77,283,775	0.74
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		18,451,690	0.18

		18,451,690	0.18
WATER UTILITIES
Other securities[a]		6,859,610	0.06

		6,859,610	0.06

TOTAL COMMON STOCKS
(Cost: $9,383,947,165)		10,425,871,673	99.78

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	217,674,312	217,674,312	2.08

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	7,739,401	$7,739,401	0.08%

		225,413,713	2.16

TOTAL SHORT-TERM INVESTMENTS
(Cost: $225,413,713)		225,413,713	2.16

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,609,360,878)[h]		10,651,285,386	101.94
Other Assets, Less Liabilities		(202,648,365)	(1.94)

NET ASSETS		$10,448,637,021	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $9,882,925,309. Net unrealized appreciation was $768,360,077, of which $1,294,283,245 represented gross unrealized appreciation on securities and $525,923,168 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	53,795	5,811	(5,360)	54,246	$19,662,005	$251,710	$159,148
PNC Financial Services Group Inc. (The)	549,086	59,700	(49,214)	559,572	50,411,842	593,098	886,929

					$70,073,847	$844,808	$1,046,077

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	199	Dec. 2016	Chicago Mercantile	$21,511,431	$21,495,980	$(15,451)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,425,871,673	$—	$—	$10,425,871,673
Money market funds	225,413,713	—	—	225,413,713

Total	$10,651,285,386	$—	$—	$10,651,285,386

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(15,451)	$—	$—	$(15,451)

Total	$(15,451)	$—	$—	$(15,451)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$60,710,729	1.07%

		60,710,729	1.07
AIRLINES
JetBlue Airways Corp.[b,c]	2,552,745	44,009,324	0.78

		44,009,324	0.78
AUTO COMPONENTS
Other securities[a]		24,649,306	0.44

		24,649,306	0.44
AUTOMOBILES
Other securities[a]		15,620,713	0.28

		15,620,713	0.28
BANKS
Signature Bank/New York NYb	423,425	50,154,691	0.89
SVB Financial Group[b,c]	410,461	45,372,359	0.80
Other securities[a]		232,134,147	4.11

		327,661,197	5.80
BEVERAGES
Other securities[a]		7,792,655	0.14

		7,792,655	0.14
BIOTECHNOLOGY
United Therapeutics Corp.[b,c]	342,873	40,486,444	0.72

		40,486,444	0.72
BUILDING PRODUCTS
AO Smith Corp.	584,715	57,763,995	1.02
Lennox International Inc.	308,607	48,460,557	0.86

		106,224,552	1.88
CAPITAL MARKETS
CBOE Holdings Inc.	641,163	41,579,420	0.74
FactSet Research Systems Inc.	320,641	51,975,906	0.92
MarketAxess Holdings Inc.	296,783	49,144,297	0.87
MSCI Inc.	746,353	62,648,871	1.11
SEI Investments Co.	1,068,872	48,751,252	0.86
Other securities[a]		75,660,929	1.33

		329,760,675	5.83

Security	Shares	Value	% of Net Assets
CHEMICALS
Valspar Corp. (The)	339,417	$36,001,961	0.64%
Other securities[a]		131,600,686	2.32

		167,602,647	2.96
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		69,532,948	1.23

		69,532,948	1.23
COMMUNICATIONS EQUIPMENT
ARRIS International PLC[b]	1,504,012	42,608,660	0.75
Other securities[a]		65,923,977	1.17

		108,532,637	1.92
CONSTRUCTION & ENGINEERING
Other securities[a]		26,965,280	0.48

		26,965,280	0.48
CONSTRUCTION MATERIALS
Other securities[a]		29,424,786	0.52

		29,424,786	0.52
CONTAINERS & PACKAGING
Packaging Corp. of America	743,219	60,393,976	1.07
Other securities[a]		30,857,461	0.54

		91,251,437	1.61
DISTRIBUTORS
Other securities[a]		31,356,254	0.56

		31,356,254	0.56
DIVERSIFIED CONSUMER SERVICES
Service Corp. International/U.S.	1,527,337	40,535,524	0.72

		40,535,524	0.72
ELECTRIC UTILITIES
Other securities[a]		14,301,678	0.25

		14,301,678	0.25
ELECTRICAL EQUIPMENT
Other securities[a]		18,350,923	0.33

		18,350,923	0.33
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Cognex Corp.	671,361	35,488,142	0.63
Other securities[a]		100,921,817	1.78

		136,409,959	2.41

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.[c]	375,179	$40,808,220	0.72%
Duke Realty Corp.	1,300,422	35,540,533	0.63
Lamar Advertising Co. Class A	653,491	42,679,497	0.75
Mid-America Apartment Communities Inc.[c]	417,066	39,200,033	0.69
Regency Centers Corp.[c]	824,123	63,861,291	1.13
Weingarten Realty Investors	927,689	36,161,317	0.64
Other securities[a]		488,253,587	8.64

		746,504,478	13.20
FOOD & STAPLES RETAILING
Other securities[a]		42,834,640	0.76

		42,834,640	0.76
FOOD PRODUCTS
Post Holdings Inc.[b,c]	509,957	39,353,382	0.70
WhiteWave Foods Co. (The)[b]	1,397,528	76,067,449	1.35
Other securities[a]		119,083,401	2.10

		234,504,232	4.15
GAS UTILITIES
Other securities[a]		54,993,382	0.97

		54,993,382	0.97
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b]	315,687	40,591,034	0.72
Align Technology Inc.[b]	593,476	55,638,375	0.98
IDEXX Laboratories Inc.[b]	706,197	79,609,588	1.41
ResMed Inc.[c]	1,109,697	71,897,269	1.27
STERIS PLC	679,504	49,671,742	0.88
Teleflex Inc.	211,894	35,608,787	0.63
Other securities[a]		99,822,282	1.77

		432,839,077	7.66
HEALTH CARE PROVIDERS & SERVICES
MEDNAX Inc.[b,c]	725,786	48,083,323	0.85
VCA Inc.[b]	637,855	44,637,093	0.79
Other securities[a]		58,460,083	1.03

		151,180,499	2.67

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$8,559,723	0.15%

		8,559,723	0.15
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	380,624	57,797,754	1.02
Dunkin’ Brands Group Inc.	723,694	37,689,984	0.67
Other securities[a]		144,005,195	2.55

		239,492,933	4.24
HOUSEHOLD DURABLES
NVR Inc.[b]	28,579	46,865,845	0.83
Toll Brothers Inc.[b]	1,190,478	35,547,673	0.63
Other securities[a]		60,345,427	1.07

		142,758,945	2.53
HOUSEHOLD PRODUCTS
Other securities[a]		10,516,330	0.19

		10,516,330	0.19
INSURANCE
Other securities[a]		106,417,673	1.88

		106,417,673	1.88
INTERNET SOFTWARE & SERVICES
Other securities[a]		60,550,070	1.07

		60,550,070	1.07
IT SERVICES
Broadridge Financial Solutions Inc.	932,872	63,239,393	1.12
Gartner Inc.[b]	651,662	57,639,504	1.02
Jack Henry & Associates Inc.	619,445	52,993,520	0.94
Other securities[a]		147,496,902	2.60

		321,369,319	5.68
LEISURE PRODUCTS
Other securities[a]		55,310,613	0.98

		55,310,613	0.98
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		92,302,351	1.63

		92,302,351	1.63
MACHINERY
Toro Co. (The)	862,246	40,387,603	0.71
Wabtec Corp./DE	433,651	35,407,604	0.63
Other securities[a]		125,017,027	2.21

		200,812,234	3.55

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$63,606,847	1.13%

		63,606,847	1.13
METALS & MINING
Other securities[a]		10,990,807	0.19

		10,990,807	0.19
PAPER & FOREST PRODUCTS
Other securities[a]		13,545,078	0.24

		13,545,078	0.24
PERSONAL PRODUCTS
Other securities[a]		18,833,477	0.33

		18,833,477	0.33
PHARMACEUTICALS
Other securities[a]		54,453,363	0.96

		54,453,363	0.96
PROFESSIONAL SERVICES
Other securities[a]		13,820,183	0.24

		13,820,183	0.24
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	356,368	40,551,115	0.72
Other securities[a]		13,942,310	0.24

		54,493,425	0.96
ROAD & RAIL
Other securities[a]		18,814,303	0.33

		18,814,303	0.33
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[b,c]	892,847	37,481,717	0.66
Other securities[a]		122,440,755	2.17

		159,922,472	2.83
SOFTWARE
ANSYS Inc.[b]	687,902	63,706,604	1.13
Cadence Design Systems Inc.[b,c]	2,305,754	58,865,900	1.04
CDK Global Inc.	1,184,182	67,924,679	1.20
Fortinet Inc.[b]	1,157,818	42,758,219	0.76
Synopsys Inc.[b]	787,846	46,758,660	0.83
Tyler Technologies Inc.[b,c]	260,844	44,664,318	0.79
Ultimate Software Group Inc. (The)[b,c]	228,251	46,652,222	0.83
Other securities[a]		112,851,705	1.98

		484,182,307	8.56

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Other securities[a]		$40,902,907	0.72%

		40,902,907	0.72
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		64,423,485	1.14

		64,423,485	1.14
THRIFTS & MORTGAGE FINANCE
Other securities[a]		11,227,184	0.20

		11,227,184	0.20
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		19,236,513	0.34

		19,236,513	0.34
WATER UTILITIES
Other securities[a]		25,171,939	0.45

		25,171,939	0.45

TOTAL COMMON STOCKS
(Cost: $4,940,203,756)		5,645,750,457	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	416,061,215	416,061,215	7.36
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	13,475,031	13,475,031	0.24

		429,536,246	7.60

TOTAL SHORT-TERM INVESTMENTS
(Cost: $429,536,246)		429,536,246	7.60

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2016

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,369,740,002)[g]	$6,075,286,703	107.46%
Other Assets, Less Liabilities	(421,691,812)	(7.46)

NET ASSETS	$5,653,594,891	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $5,419,658,365. Net unrealized appreciation was $655,628,338, of which $880,447,845 represented gross unrealized appreciation on securities and $224,819,507 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	45	Dec. 2016	Chicago Mercantile	$6,988,744	$6,973,200	$(15,544)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,645,750,457	$—	$—	$5,645,750,457
Money market funds	429,536,246	—	—	429,536,246

Total	$6,075,286,703	$—	$—	$6,075,286,703

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(15,544)	$—	$—	$(15,544)

Total	$(15,544)	$—	$—	$(15,544)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Orbital ATK Inc.	363,808	$27,733,084	0.56%
Other securities[a]		111,863,301	2.24

		139,596,385	2.80
AUTO COMPONENTS
Other securities[a]		25,821,834	0.52

		25,821,834	0.52
AUTOMOBILES
Other securities[a]		12,837,894	0.26

		12,837,894	0.26
BANKS
Cullen/Frost Bankers Inc.[b]	343,429	24,706,282	0.50
PacWest Bancorp.	748,090	32,100,542	0.64
Other securities[a]		233,271,886	4.68

		290,078,710	5.82
BEVERAGES
Other securities[a]		2,616,131	0.05

		2,616,131	0.05
CAPITAL MARKETS
Raymond James Financial Inc.	446,566	25,994,607	0.52
Other securities[a]		49,776,463	1.00

		75,771,070	1.52
CHEMICALS
Other securities[a]		148,873,661	2.99

		148,873,661	2.99
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		63,949,039	1.28

		63,949,039	1.28
COMMUNICATIONS EQUIPMENT
Other securities[a]		55,185,799	1.11

		55,185,799	1.11
CONSTRUCTION & ENGINEERING
AECOM[b,c]	954,884	28,388,701	0.57
Other securities[a]		61,904,864	1.24

		90,293,565	1.81
CONSUMER FINANCE
Other securities[a]		19,882,174	0.40

		19,882,174	0.40

Security	Shares	Value	% of Net Assets
CONTAINERS & PACKAGING
Bemis Co. Inc.	588,422	$30,015,406	0.60%
Sonoco Products Co.	622,744	32,899,565	0.66
Other securities[a]		26,897,233	0.54

		89,812,204	1.80
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		33,420,252	0.67

		33,420,252	0.67
ELECTRIC UTILITIES
Great Plains Energy Inc.	1,288,095	35,152,112	0.71
OGE Energy Corp.	1,240,658	39,229,606	0.79
Westar Energy Inc.	880,517	49,969,340	1.00
Other securities[a]		49,535,372	0.99

		173,886,430	3.49
ELECTRICAL EQUIPMENT
Other securities[a]		55,231,487	1.11

		55,231,487	1.11
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[c]	567,003	36,271,182	0.73
Avnet Inc.	791,291	32,490,408	0.65
Ingram Micro Inc. Class A	929,798	33,156,597	0.67
Jabil Circuit Inc.	1,187,208	25,904,879	0.52
Keysight Technologies Inc.[c]	1,055,771	33,457,383	0.67
Trimble Navigation Ltd.[c]	913,388	26,086,361	0.52
Other securities[a]		86,875,682	1.75

		274,242,492	5.51
ENERGY EQUIPMENT & SERVICES
Other securities[a]		143,210,265	2.88

		143,210,265	2.88
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Duke Realty Corp.	1,154,961	31,565,084	0.63
Hospitality Properties Trust	1,017,043	30,226,518	0.61
Liberty Property Trust	911,625	36,784,069	0.74
National Retail Properties Inc.[b]	474,933	24,150,343	0.48
Senior Housing Properties Trust	1,474,604	33,488,257	0.67

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
Other securities[a]		$332,028,882	6.67%

		488,243,153	9.80
FOOD & STAPLES RETAILING
Other securities[a]		26,026,561	0.52

		26,026,561	0.52
FOOD PRODUCTS
Ingredion Inc.	251,130	33,415,358	0.67
Other securities[a]		50,332,066	1.01

		83,747,424	1.68
GAS UTILITIES
Atmos Energy Corp.	361,310	26,906,756	0.54
UGI Corp.	1,076,274	48,690,636	0.98
Other securities[a]		84,577,307	1.70

		160,174,699	3.22
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		43,561,250	0.87

		43,561,250	0.87
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		73,097,587	1.47

		73,097,587	1.47
HEALTH CARE TECHNOLOGY
Other securities[a]		8,566,650	0.17

		8,566,650	0.17
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		45,714,104	0.92

		45,714,104	0.92
HOUSEHOLD DURABLES
Other securities[a]		41,597,551	0.84

		41,597,551	0.84
HOUSEHOLD PRODUCTS
Other securities[a]		10,972,715	0.22

		10,972,715	0.22
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		7,415,941	0.15

		7,415,941	0.15
INDUSTRIAL CONGLOMERATES
Carlisle Companies Inc.	401,454	41,177,137	0.83

		41,177,137	0.83

Security	Shares	Value	% of Net Assets
INSURANCE
Alleghany Corp.[c]	94,730	$49,735,145	1.00%
Endurance Specialty Holdings Ltd.	398,872	26,106,172	0.52
Everest Re Group Ltd.	260,012	49,394,480	0.99
First American Financial Corp.	681,667	26,775,880	0.54
Reinsurance Group of America Inc.	398,010	42,961,199	0.86
WR Berkley Corp.	610,108	35,239,838	0.71
Other securities[a]		141,129,522	2.83

		371,342,236	7.45
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		7,901,414	0.16

		7,901,414	0.16
INTERNET SOFTWARE & SERVICES
Other securities[a]		13,861,394	0.28

		13,861,394	0.28
IT SERVICES
Computer Sciences Corp.	872,398	45,547,900	0.91
Other securities[a]		72,521,695	1.46

		118,069,595	2.37
LEISURE PRODUCTS
Other securities[a]		27,436,723	0.55

		27,436,723	0.55
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		21,023,375	0.42

		21,023,375	0.42
MACHINERY
Lincoln Electric Holdings Inc.	392,844	24,599,891	0.49
Oshkosh Corp.	456,565	25,567,640	0.51
Other securities[a]		241,476,930	4.85

		291,644,461	5.85
MARINE
Other securities[a]		20,800,228	0.42

		20,800,228	0.42
MEDIA
Other securities[a]		77,689,398	1.56

		77,689,398	1.56

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
METALS & MINING
Reliance Steel & Aluminum Co.	450,609	$32,457,366	0.65%
Royal Gold Inc.	405,500	31,397,865	0.63
Steel Dynamics Inc.	1,514,387	37,844,531	0.76
Other securities[a]		75,523,107	1.52

		177,222,869	3.56
MULTI-UTILITIES
MDU Resources Group Inc.	1,213,380	30,868,387	0.62
Vectren Corp.	514,655	25,835,681	0.52
Other securities[a]		37,190,740	0.74

		93,894,808	1.88
MULTILINE RETAIL
Other securities[a]		30,831,962	0.62

		30,831,962	0.62
OIL, GAS & CONSUMABLE FUELS
Energen Corp.	603,072	34,809,316	0.70
HollyFrontier Corp.	1,096,709	26,869,370	0.54
QEP Resources Inc.	1,488,682	29,073,959	0.58
WPX Energy Inc.[b,c]	2,139,363	28,218,198	0.57
Other securities[a]		105,228,985	2.11

		224,199,828	4.50
PAPER & FOREST PRODUCTS
Other securities[a]		20,444,154	0.41

		20,444,154	0.41
PERSONAL PRODUCTS
Other securities[a]		29,745,477	0.60

		29,745,477	0.60
PHARMACEUTICALS
Other securities[a]		7,999,160	0.16

		7,999,160	0.16
PROFESSIONAL SERVICES
ManpowerGroup Inc.	425,775	30,766,501	0.62
Other securities[a]		11,696,911	0.23

		42,463,412	0.85
ROAD & RAIL
Genesee & Wyoming Inc. Class Ab,c	355,674	24,523,722	0.49
Other securities[a]		59,248,889	1.19

		83,772,611	1.68

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cypress Semiconductor Corp.	1,995,522	$24,265,547	0.49%
Teradyne Inc.	1,257,067	27,127,506	0.54
Other securities[a]		56,237,956	1.13

		107,631,009	2.16
SOFTWARE
Other securities[a]		56,865,529	1.14

		56,865,529	1.14
SPECIALTY RETAIL
Dick’s Sporting Goods Inc.	546,793	31,014,099	0.62
Other securities[a]		168,902,014	3.39

		199,916,113	4.01
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
NCR Corp.[c]	769,172	24,759,647	0.50
Other securities[a]		39,050,950	0.78

		63,810,597	1.28
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		27,979,574	0.56

		27,979,574	0.56
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp. Inc.	3,025,905	43,058,628	0.86
Other securities[a]		6,138,188	0.13

		49,196,816	0.99
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		53,272,767	1.07

		53,272,767	1.07
WATER UTILITIES
Other securities[a]		13,787,537	0.28

		13,787,537	0.28
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		15,730,180	0.32

		15,730,180	0.32

TOTAL COMMON STOCKS
(Cost: $4,488,787,322)		4,973,537,391	99.84

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	233,090,021	$233,090,021	4.68%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	10,345,111	10,345,111	0.21

		243,435,132	4.89

TOTAL SHORT-TERM INVESTMENTS
(Cost: $243,435,132)		243,435,132	4.89

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,732,222,454)[g]		5,216,972,523	104.73
Other Assets, Less Liabilities		(235,786,165)	(4.73)

NET ASSETS		$4,981,186,358	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $4,873,445,676. Net unrealized appreciation was $343,526,847, of which $744,084,832 represented gross unrealized appreciation on securities and $400,557,985 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	47	Dec. 2016	Chicago Mercantile	$7,251,536	$7,283,120	$31,584

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,973,537,391	$—	$—	$4,973,537,391
Money market funds	243,435,132	—	—	243,435,132

Total	$5,216,972,523	$—	$—	$5,216,972,523

Derivative financial instruments[a]:
Assets:
Futures contracts	$31,584	$—	$—	$31,584

Total	$31,584	$—	$—	$31,584

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$33,879,751	0.97%

		33,879,751	0.97
AIR FREIGHT & LOGISTICS
Other securities[a]		9,386,771	0.27

		9,386,771	0.27
AIRLINES
Allegiant Travel Co.	135,250	17,862,468	0.51
Hawaiian Holdings Inc.[b,c]	554,592	26,953,171	0.78

		44,815,639	1.29
AUTO COMPONENTS
Drew Industries Inc.	255,276	25,022,153	0.72
Other securities[a]		48,362,967	1.39

		73,385,120	2.11
AUTOMOBILES
Other securities[a]		3,833,519	0.11

		3,833,519	0.11
BANKS
First Financial Bankshares Inc.[c]	684,094	24,928,385	0.72
First Midwest Bancorp. Inc./IL	844,163	16,342,996	0.47
Home BancShares Inc./ARc	1,278,498	26,605,543	0.76
Hope Bancorp Inc.	1,313,484	22,815,217	0.66
Pinnacle Financial Partners Inc.	449,073	24,285,868	0.70
Other securities[a]		273,898,677	7.87

		388,876,686	11.18
BIOTECHNOLOGY
Ligand Pharmaceuticals Inc.[b,c]	197,045	20,110,413	0.58
Other securities[a]		59,985,061	1.72

		80,095,474	2.30
BUILDING PRODUCTS
Trex Co. Inc.[b,c]	304,811	17,898,502	0.51
Universal Forest Products Inc.	210,863	20,767,897	0.60
Other securities[a]		76,137,484	2.19

		114,803,883	3.30

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Evercore Partners Inc. Class A	402,788	$20,747,610	0.60%
Interactive Brokers Group Inc. Class A	482,081	17,002,997	0.49
Other securities[a]		24,676,446	0.71

		62,427,053	1.80
CHEMICALS
Balchem Corp.	328,384	25,459,612	0.73
Ingevity Corp.[b,c]	435,920	20,095,912	0.58
Other securities[a]		24,242,906	0.70

		69,798,430	2.01
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.	752,233	29,773,382	0.86
Matthews International Corp. Class A	333,482	20,262,366	0.58
Other securities[a]		56,039,994	1.61

		106,075,742	3.05
COMMUNICATIONS EQUIPMENT
Other securities[a]		32,953,801	0.95

		32,953,801	0.95
CONSTRUCTION & ENGINEERING
Other securities[a]		11,310,114	0.33

		11,310,114	0.33
CONSTRUCTION MATERIALS
Other securities[a]		19,827,413	0.57

		19,827,413	0.57
CONSUMER FINANCE
Other securities[a]		10,586,717	0.30

		10,586,717	0.30
DISTRIBUTORS
Other securities[a]		9,296,651	0.27

		9,296,651	0.27
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		32,157,972	0.93

		32,157,972	0.93
ELECTRICAL EQUIPMENT
AZZ Inc.	269,332	17,579,300	0.51
Other securities[a]		1,357,258	0.03

		18,936,558	0.54

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Fabrinet[b]	376,047	$16,767,936	0.48%
Littelfuse Inc.	160,879	20,722,824	0.60
Other securities[a]		73,887,340	2.12

		111,378,100	3.20
ENERGY EQUIPMENT & SERVICES
U.S. Silica Holdings Inc.	407,307	18,964,214	0.55
Other securities[a]		5,877,832	0.16

		24,842,046	0.71
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust[c]	826,665	29,958,340	0.86
CoreSite Realty Corp.[c]	352,223	26,078,591	0.75
Retail Opportunity Investments Corp.	1,128,985	24,792,511	0.71
Other securities[a]		141,233,624	4.07

		222,063,066	6.39
FOOD & STAPLES RETAILING
Other securities[a]		7,302,930	0.21

		7,302,930	0.21
FOOD PRODUCTS
B&G Foods Inc.	689,298	33,899,675	0.97
Other securities[a]		34,354,408	0.99

		68,254,083	1.96
GAS UTILITIES
Piedmont Natural Gas Co. Inc.	842,687	50,594,928	1.46

		50,594,928	1.46
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	376,645	29,370,777	0.84
Integra LifeSciences Holdings Corp.[b,c]	310,302	25,615,430	0.74
Masimo Corp.[b]	455,990	27,126,845	0.78
Neogen Corp.[b,c]	389,606	21,794,560	0.63
Other securities[a]		128,094,349	3.68

		232,001,961	6.67
HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.	168,112	23,715,560	0.68
Other securities[a]		118,965,928	3.42

		142,681,488	4.10

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	565,604	$31,538,079	0.91%
Other securities[a]		26,019,308	0.75

		57,557,387	1.66
HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.[b,c]	851,351	16,839,723	0.48
Papa John’s International Inc.[c]	276,498	21,801,867	0.63
Other securities[a]		60,127,949	1.73

		98,769,539	2.84
HOUSEHOLD DURABLES
Other securities[a]		68,825,527	1.98

		68,825,527	1.98
HOUSEHOLD PRODUCTS
WD-40 Co.	147,874	16,625,474	0.48

		16,625,474	0.48
INDUSTRIAL CONGLOMERATES
Other securities[a]		2,368,682	0.07

		2,368,682	0.07
INSURANCE
RLI Corp.	395,562	27,040,618	0.78
Other securities[a]		68,991,857	1.98

		96,032,475	2.76
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		16,003,909	0.46

		16,003,909	0.46
INTERNET SOFTWARE & SERVICES
LogMeIn Inc.[c]	262,297	23,709,026	0.68
Other securities[a]		58,741,371	1.69

		82,450,397	2.37
IT SERVICES
ExlService Holdings Inc.[b]	347,940	17,341,329	0.50
Other securities[a]		50,444,027	1.45

		67,785,356	1.95
LEISURE PRODUCTS
Other securities[a]		26,064,399	0.75

		26,064,399	0.75
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		27,972,662	0.80

		27,972,662	0.80

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
MACHINERY
John Bean Technologies Corp.	302,754	$21,359,295	0.61%
Other securities[a]		105,374,986	3.03

		126,734,281	3.64
MARINE
Matson Inc.	446,173	17,793,379	0.51

		17,793,379	0.51
MEDIA
Other securities[a]		12,362,504	0.36

		12,362,504	0.36
METALS & MINING
Other securities[a]		15,366,799	0.44

		15,366,799	0.44
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[b,c]	419,914	28,159,433	0.81
Other securities[a]		28,926,054	0.83

		57,085,487	1.64
PAPER & FOREST PRODUCTS
Other securities[a]		26,795,421	0.77

		26,795,421	0.77
PERSONAL PRODUCTS
Other securities[a]		1,995,312	0.06

		1,995,312	0.06
PHARMACEUTICALS
Impax Laboratories Inc.[b]	763,107	18,085,636	0.52
Nektar Therapeutics[b,c]	1,417,493	24,352,530	0.70
Other securities[a]		70,603,340	2.03

		113,041,506	3.25
PROFESSIONAL SERVICES
On Assignment Inc.[b,c]	508,022	18,436,119	0.53
Other securities[a]		65,708,281	1.89

		84,144,400	2.42
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		13,917,616	0.40

		13,917,616	0.40
ROAD & RAIL
Other securities[a]		14,066,073	0.40

		14,066,073	0.40

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Tessera Technologies Inc.	504,437	$19,390,558	0.56%
Other securities[a]		78,913,631	2.27

		98,304,189	2.83
SOFTWARE
Blackbaud Inc.	493,270	32,723,532	0.94
Synchronoss Technologies Inc.[b,c]	433,923	17,868,949	0.51
Take-Two Interactive Software Inc.[b]	891,953	40,209,241	1.16
Other securities[a]		70,636,255	2.03

		161,437,977	4.64
SPECIALTY RETAIL
Lithia Motors Inc. Class A	242,289	23,143,446	0.67
Monro Muffler Brake Inc.	335,301	20,510,362	0.59
Other securities[a]		33,933,674	0.97

		77,587,482	2.23
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		30,744,564	0.88

		30,744,564	0.88
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		24,050,491	0.69

		24,050,491	0.69
THRIFTS & MORTGAGE FINANCE
Other securities[a]		43,124,582	1.24

		43,124,582	1.24
WATER UTILITIES
Other securities[a]		13,288,961	0.38

		13,288,961	0.38

TOTAL COMMON STOCKS
(Cost: $3,044,575,257)		3,473,862,727	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	418,677,593	418,677,593	12.04

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	1,889,169	$1,889,169	0.05%

		420,566,762	12.09

TOTAL SHORT-TERM INVESTMENTS
(Cost: $420,566,762)		420,566,762	12.09

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,465,142,019)[g]		3,894,429,489	111.97
Other Assets, Less Liabilities		(416,331,571)	(11.97)

NET ASSETS		$3,478,097,918	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $3,513,678,994. Net unrealized appreciation was $380,750,495, of which $560,164,893 represented gross unrealized appreciation on securities and $179,414,398 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	28	Dec. 2016	ICE Markets Equity	$3,473,024	$3,495,240	$22,216

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,473,862,727	$—	$—	$3,473,862,727
Money market funds	420,566,762	—	—	420,566,762

Total	$3,894,429,489	$—	$—	$3,894,429,489

Derivative financial instruments[a]:
Assets:
Futures contracts	$22,216	$—	$—	$22,216

Total	$22,216	$—	$—	$22,216

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Moog Inc. Class Aa	413,535	$24,621,874	0.60%
Other securities[b]		52,152,284	1.28

		76,774,158	1.88
AIR FREIGHT & LOGISTICS
Hub Group Inc. Class Aa,c	422,975	17,240,461	0.42
Other securities[b]		26,774,048	0.66

		44,014,509	1.08
AIRLINES
SkyWest Inc.	658,780	17,398,380	0.43

		17,398,380	0.43
AUTO COMPONENTS
Other securities[b]		52,795,918	1.29

		52,795,918	1.29
AUTOMOBILES
Other securities[b]		3,257,633	0.08

		3,257,633	0.08
BANKS
Old National Bancorp./IN	1,725,253	24,257,057	0.59
UMB Financial Corp.	557,169	33,123,697	0.81
Wintrust Financial Corp.	659,098	36,626,076	0.90
Other securities[b]		206,990,938	5.07

		300,997,768	7.37
BIOTECHNOLOGY
Other securities[b]		12,193,721	0.30

		12,193,721	0.30
BUILDING PRODUCTS
Other securities[b]		22,287,198	0.55

		22,287,198	0.55
CAPITAL MARKETS
Other securities[b]		38,620,862	0.95

		38,620,862	0.95
CHEMICALS
Chemours Co. (The)	2,301,617	36,825,872	0.90
HB Fuller Co.	637,019	29,602,273	0.73
Stepan Co.	247,112	17,955,158	0.44
Other securities[b]		97,570,688	2.39

		181,953,991	4.46

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
ABM Industries Inc.	709,896	$28,182,871	0.69%
Brink’s Co. (The)	566,758	21,015,387	0.51
RR Donnelley & Sons Co.	2,665,523	41,902,022	1.03
Tetra Tech Inc.	729,522	25,876,145	0.63
UniFirst Corp./MA	196,156	25,865,130	0.63
Other securities[b]		61,844,365	1.52

		204,685,920	5.01
COMMUNICATIONS EQUIPMENT
Viavi Solutions Inc.[a]	2,947,059	21,778,766	0.53
Other securities[b]		60,383,972	1.48

		82,162,738	2.01
CONSTRUCTION & ENGINEERING
Other securities[b]		16,882,055	0.41

		16,882,055	0.41
CONSUMER FINANCE
FirstCash Inc.	611,142	28,772,565	0.70
Other securities[b]		40,020,833	0.99

		68,793,398	1.69
CONTAINERS & PACKAGING
Other securities[b]		3,456,119	0.09

		3,456,119	0.09
DISTRIBUTORS
Other securities[b]		10,453,755	0.26

		10,453,755	0.26
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		30,180,364	0.74

		30,180,364	0.74
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		40,669,392	1.00

		40,669,392	1.00
ELECTRIC UTILITIES
ALLETE Inc.	626,078	37,326,770	0.91
El Paso Electric Co.	513,667	24,024,206	0.59

		61,350,976	1.50
ELECTRICAL EQUIPMENT
Other securities[b]		24,090,865	0.59

		24,090,865	0.59
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.[a,c]	360,680	23,263,860	0.57

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
Itron Inc.[a,c]	421,906	$23,525,479	0.58%
Plexus Corp.[a]	424,369	19,851,982	0.49
Sanmina Corp.[a]	940,608	26,779,110	0.66
Other securities[b]		149,210,030	3.64

		242,630,461	5.94
ENERGY EQUIPMENT & SERVICES
Other securities[b]		115,280,890	2.82

		115,280,890	2.82
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Chesapeake Lodging Trust	766,889	17,561,758	0.43
GEO Group Inc. (The)[c]	956,090	22,735,820	0.56
Kite Realty Group Trust	1,058,065	29,329,562	0.72
Lexington Realty Trust[c]	2,731,643	28,135,923	0.69
Parkway Properties Inc./Md	1,059,567	18,023,235	0.44
Sabra Health Care REIT Inc.[c]	830,636	20,915,414	0.51
Other securities[b]		144,903,246	3.55

		281,604,958	6.90
FOOD & STAPLES RETAILING
Other securities[b]		33,701,243	0.83

		33,701,243	0.83
FOOD PRODUCTS
Darling Ingredients Inc.[a,c]	2,081,670	28,123,362	0.69
Sanderson Farms Inc.	251,914	24,266,876	0.59
Other securities[b]		10,189,863	0.25

		62,580,101	1.53
GAS UTILITIES
Northwest Natural Gas Co.	347,871	20,910,526	0.51
South Jersey Industries Inc.	1,006,550	29,743,553	0.73
Spire Inc.	577,584	36,815,204	0.90

		87,469,283	2.14
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[b]		66,947,488	1.64

		66,947,488	1.64
HEALTH CARE PROVIDERS & SERVICES
Select Medical Holdings Corp.[a]	1,363,816	18,411,516	0.45

Security	Shares	Value	% of Net Assets
Other securities[b]		$86,705,701	2.13%

		105,117,217	2.58
HEALTH CARE TECHNOLOGY
HMS Holdings Corp.[a,c]	1,072,070	23,767,792	0.58
Other securities[b]		5,040,997	0.13

		28,808,789	0.71
HOTELS, RESTAURANTS & LEISURE
Interval Leisure Group Inc.	1,352,484	23,222,150	0.57
Marriott Vacations Worldwide Corp.	310,227	22,745,844	0.56
Other securities[b]		61,395,426	1.50

		107,363,420	2.63
HOUSEHOLD DURABLES
Other securities[b]		58,020,289	1.42

		58,020,289	1.42
HOUSEHOLD PRODUCTS
Other securities[b]		13,995,839	0.34

		13,995,839	0.34
INDUSTRIAL CONGLOMERATES
Other securities[b]		7,670,579	0.19

		7,670,579	0.19
INSURANCE
American Equity Investment Life Holding Co.	1,027,443	18,216,564	0.45
Horace Mann Educators Corp.	508,686	18,643,342	0.46
Other securities[b]		95,935,452	2.34

		132,795,358	3.25
INTERNET & DIRECT MARKETING RETAIL
Other securities[b]		6,470,539	0.16

		6,470,539	0.16
INTERNET SOFTWARE & SERVICES
Other securities[b]		28,802,441	0.71

		28,802,441	0.71
IT SERVICES
CACI International Inc. Class Aa,c	310,184	31,297,566	0.77
Other securities[b]		37,390,404	0.91

		68,687,970	1.68

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[b]		$7,429,313	0.18%

		7,429,313	0.18
MACHINERY
Actuant Corp. Class A	749,218	17,411,826	0.43
Mueller Industries Inc.	731,708	23,721,973	0.58
Other securities[b]		215,130,198	5.27

		256,263,997	6.28
MEDIA
Gannett Co. Inc.	1,473,898	17,156,173	0.42
Other securities[b]		20,975,048	0.51

		38,131,221	0.93
METALS & MINING
Stillwater Mining Co.[a,c]	1,542,764	20,611,327	0.50
Other securities[b]		45,995,011	1.13

		66,606,338	1.63
MULTI-UTILITIES
Avista Corp.	808,703	33,795,698	0.83

		33,795,698	0.83
MULTILINE RETAIL
Other securities[b]		7,412,094	0.18

		7,412,094	0.18
OIL, GAS & CONSUMABLE FUELS
Other securities[b]		55,410,164	1.36

		55,410,164	1.36
PAPER & FOREST PRODUCTS
Other securities[b]		67,980,776	1.67

		67,980,776	1.67
PERSONAL PRODUCTS
Other securities[b]		9,922,558	0.24

		9,922,558	0.24
PHARMACEUTICALS
Other securities[b]		20,031,940	0.49

		20,031,940	0.49
PROFESSIONAL SERVICES
Other securities[b]		41,745,070	1.02

		41,745,070	1.02
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		9,241,693	0.23

		9,241,693	0.23
ROAD & RAIL
Other securities[b]		44,944,339	1.10

		44,944,339	1.10

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[b]		$129,138,531	3.16%

		129,138,531	3.16
SOFTWARE
TiVo Corp.[a]	956,160	18,625,997	0.46
Other securities[b]		50,754,386	1.24

		69,380,383	1.70
SPECIALTY RETAIL
Children’s Place Inc. (The)	233,060	18,614,502	0.46
Other securities[b]		207,933,175	5.09

		226,547,677	5.55
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[b]		14,773,229	0.36

		14,773,229	0.36
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	1,260,437	29,027,864	0.71
Other securities[b]		52,630,892	1.29

		81,658,756	2.00
THRIFTS & MORTGAGE FINANCE
Northwest Bancshares Inc.	1,301,030	20,439,181	0.50
Other securities[b]		50,471,207	1.24

		70,910,388	1.74
TOBACCO
Other securities[b]		16,842,056	0.41

		16,842,056	0.41
TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	495,188	23,145,087	0.57
Other securities[b]		24,833,610	0.61

		47,978,697	1.18
WATER UTILITIES
Other securities[b]		22,014,554	0.54

		22,014,554	0.54
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		4,612,066	0.11

		4,612,066	0.11

TOTAL COMMON STOCKS
(Cost: $3,801,367,225)		4,083,738,123	100.05

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	292,259,648	$292,259,648	7.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	4,125,084	4,125,084	0.10

		296,384,732	7.26

TOTAL SHORT-TERM INVESTMENTS
(Cost: $296,384,732)		296,384,732	7.26

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,097,751,957)[g]		4,380,122,855	107.31
Other Assets, Less Liabilities		(298,241,950)	(7.31)

NET ASSETS		$4,081,880,905	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $4,200,101,255. Net unrealized appreciation was $180,021,600, of which $558,127,457 represented gross unrealized appreciation on securities and $378,105,857 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	33	Dec. 2016	ICE Markets Equity	$4,068,997	$4,119,390	$50,393

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,083,736,349	$—	$1,774	$4,083,738,123
Money market funds	296,384,732	—	—	296,384,732

Total	$4,380,121,081	$—	$1,774	$4,380,122,855

Derivative financial instruments[a]:
Assets:
Futures contracts	$50,393	$—	$—	$50,393

Total	$50,393	$—	$—	$50,393

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,305,887,934	$10,977,144,593	$9,323,254,131
Affiliated (Note 2)	112,489,098	222,281,481	286,106,747

Total cost of investments	$4,418,377,032	$11,199,426,074	$9,609,360,878

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,299,244,025	$13,914,002,473	$10,355,797,826
Affiliated (Note 2)	112,911,123	230,115,297	295,487,560

Total fair value of investments	4,412,155,148	14,144,117,770	10,651,285,386
Cash pledged to broker	247,640	835,340	700,360
Cash	170,275	850,758	662,274
Receivables:
Investment securities sold	135,195	—	1,297,891
Dividends and interest	4,286,319	13,349,544	13,597,947
Capital shares sold	—	79,126	215,259
Futures variation margin	31,535	106,505	90,099

Total Assets	4,417,026,112	14,159,339,043	10,667,849,216

LIABILITIES
Payables:
Investment securities purchased	—	2,367,806	—
Collateral for securities on loan (Note 1)	93,837,525	182,206,477	217,674,312
Capital shares redeemed	83,796	—	—
Securities related to in-kind transactions (Note 4)	95,606	—	—
Investment advisory fees (Note 2)	723,654	2,049,542	1,537,883

Total Liabilities	94,740,581	186,623,825	219,212,195

NET ASSETS	$4,322,285,531	$13,972,715,218	$10,448,637,021

Net assets consist of:
Paid-in capital	$4,650,855,460	$11,740,599,442	$9,918,854,942
Undistributed net investment income	1,119,263	13,505,978	4,691,968
Accumulated net realized loss	(323,420,526)	(726,070,457)	(516,818,946)
Net unrealized appreciation (depreciation)	(6,268,666)	2,944,680,255	1,041,909,057

NET ASSETS	$4,322,285,531	$13,972,715,218	$10,448,637,021

Shares outstanding[b]	45,050,000	114,850,000	110,000,000

Net asset value per share	$95.94	$121.66	$94.99

[a]	Securities on loan with values of $91,991,895, $178,301,059 and $213,276,130, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,940,203,756	$4,488,787,322	$3,044,575,257
Affiliated (Note 2)	429,536,246	243,435,132	420,566,762

Total cost of investments	$5,369,740,002	$4,732,222,454	$3,465,142,019

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,645,750,457	$4,973,537,391	$3,473,862,727
Affiliated (Note 2)	429,536,246	243,435,132	420,566,762

Total fair value of investments	6,075,286,703	5,216,972,523	3,894,429,489
Cash pledged to broker	310,470	344,510	217,000
Receivables:
Investment securities sold	—	6,970,976	3,326,735
Dividends and interest	4,212,422	6,602,102	3,032,636
Capital shares sold	119,927	392,283	380,185
Futures variation margin	60,750	67,533	40,039

Total Assets	6,079,990,272	5,231,349,927	3,901,426,084

LIABILITIES
Payables:
Investment securities purchased	9,191,436	16,058,397	3,944,169
Collateral for securities on loan (Note 1)	416,061,215	233,090,021	418,677,593
Investment advisory fees (Note 2)	1,142,730	1,015,151	706,404

Total Liabilities	426,395,381	250,163,569	423,328,166

NET ASSETS	$5,653,594,891	$4,981,186,358	$3,478,097,918

Net assets consist of:
Paid-in capital	$5,128,641,611	$4,665,673,253	$3,189,941,046
Undistributed (distributions in excess of) net investment income	(2,280,427)	3,543,842	1,155,500
Accumulated net realized loss	(178,297,450)	(172,812,390)	(142,308,314)
Net unrealized appreciation	705,531,157	484,781,653	429,309,686

NET ASSETS	$5,653,594,891	$4,981,186,358	$3,478,097,918

Shares outstanding[b]	32,350,000	37,450,000	25,350,000

Net asset value per share	$174.76	$133.01	$137.20

[a]	Securities on loan with values of $406,837,638, $227,544,928 and $408,634,785, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,801,367,225
Affiliated (Note 2)	296,384,732

Total cost of investments	$4,097,751,957

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,083,738,123
Affiliated (Note 2)	296,384,732

Total fair value of investments	4,380,122,855
Cash pledged to broker	387,000
Receivables:
Due from custodian (Note 4)	10,643
Dividends and interest	4,550,305
Capital shares sold	837,464
Futures variation margin	71,957

Total Assets	4,385,980,224

LIABILITIES
Payables:
Investment securities purchased	11,018,966
Collateral for securities on loan (Note 1)	292,259,648
Investment advisory fees (Note 2)	820,705

Total Liabilities	304,099,319

NET ASSETS	$4,081,880,905

Net assets consist of:
Paid-in capital	$4,006,709,176
Undistributed net investment income	2,163,007
Accumulated net realized loss	(209,412,569)
Net unrealized appreciation	282,421,291

NET ASSETS	$4,081,880,905

Shares outstanding[b]	32,700,000

Net asset value per share	$124.83

[a]	Securities on loan with values of $284,775,808. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$50,850,057	$113,824,917	$133,687,834
Dividends — affiliated (Note 2)	225,973	541,234	873,163
Securities lending income — affiliated — net (Note 2)	95,793	440,705	271,150

Total investment income	51,171,823	114,806,856	134,832,147

EXPENSES
Investment advisory fees (Note 2)	4,440,140	12,348,948	9,233,284

Total expenses	4,440,140	12,348,948	9,233,284

Net investment income	46,731,683	102,457,908	125,598,863

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,758,995)	25,519,738	(6,519,362)
Investments — affiliated (Note 2)	(14,716)	(2,041)	(97,156)
In-kind redemptions — unaffiliated	103,961,134	377,132,791	175,324,293
In-kind redemptions — affiliated (Note 2)	76,084	1,194,419	1,143,233
Futures contracts	765,658	2,189,957	2,336,990
Realized gain distributions from affiliated funds	8	57	13

Net realized gain	94,029,173	406,034,921	172,188,011

Net change in unrealized appreciation/depreciation on:
Investments	120,022,241	240,113,870	386,985,694
Futures contracts	(316,019)	(553,505)	(506,241)

Net change in unrealized appreciation/depreciation	119,706,222	239,560,365	386,479,453

Net realized and unrealized gain	213,735,395	645,595,286	558,667,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$260,467,078	$748,053,194	$684,266,327

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$33,920,998	$52,333,317	$17,796,359
Dividends — affiliated (Note 2)	6,624	9,368	4,105
Securities lending income — affiliated — net (Note 2)	652,905	535,185	2,202,276

Total investment income	34,580,527	52,877,870	20,002,740

EXPENSES
Investment advisory fees (Note 2)	6,596,733	5,885,436	4,075,247

Total expenses	6,596,733	5,885,436	4,075,247

Net investment income	27,983,794	46,992,434	15,927,493

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	58,399,593	9,333,160	65,086,662
In-kind redemptions — unaffiliated	127,522,192	83,326,897	65,567,199
Futures contracts	548,583	864,652	539,809
Realized gain distributions from affiliated funds	2	13	12

Net realized gain	186,470,370	93,524,722	131,193,682

Net change in unrealized appreciation/depreciation on:
Investments	195,771,160	228,486,471	189,948,469
Futures contracts	(243,933)	(231,934)	(75,154)

Net change in unrealized appreciation/depreciation	195,527,227	228,254,537	189,873,315

Net realized and unrealized gain	381,997,597	321,779,259	321,066,997

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$409,981,391	$368,771,693	$336,994,490

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$30,349,327
Dividends — affiliated (Note 2)	5,897
Securities lending income — affiliated — net (Note 2)	1,068,026

Total investment income	31,423,250

EXPENSES
Investment advisory fees (Note 2)	4,674,306

Total expenses	4,674,306

Net investment income	26,748,944

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,813,252)
In-kind redemptions — unaffiliated	64,531,019
Futures contracts	1,107,379

Net realized gain	60,825,146

Net change in unrealized appreciation/depreciation on:
Investments	298,081,595
Futures contracts	(110,489)

Net change in unrealized appreciation/depreciation	297,971,106

Net realized and unrealized gain	358,796,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$385,545,196

[a]	Net of foreign withholding tax of $6,486.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,731,683	$91,826,272	$102,457,908	$197,786,759
Net realized gain	94,029,173	251,155,359	406,034,921	701,898,893
Net change in unrealized appreciation/depreciation	119,706,222	(195,527,736)	239,560,365	(568,766,965)

Net increase in net assets resulting from operations	260,467,078	147,453,895	748,053,194	330,918,687

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,056,035)	(92,440,098)	(103,805,486)	(206,862,042)

Total distributions to shareholders	(47,056,035)	(92,440,098)	(103,805,486)	(206,862,042)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	529,810,026	2,636,598,950	462,693,659	3,014,370,234
Cost of shares redeemed	(967,172,616)	(2,563,260,821)	(851,434,613)	(2,218,609,017)

Net increase (decrease) in net assets from capital share transactions	(437,362,590)	73,338,129	(388,740,954)	795,761,217

INCREASE (DECREASE) IN NET ASSETS	(223,951,547)	128,351,926	255,506,754	919,817,862

NET ASSETS
Beginning of period	4,546,237,078	4,417,885,152	13,717,208,464	12,797,390,602

End of period	$4,322,285,531	$4,546,237,078	$13,972,715,218	$13,717,208,464

Undistributed net investment income included in net assets at end of period	$1,119,263	$1,443,615	$13,505,978	$14,853,556

SHARES ISSUED AND REDEEMED
Shares sold	5,650,000	29,250,000	3,850,000	26,100,000
Shares redeemed	(10,350,000)	(28,450,000)	(7,300,000)	(20,100,000)

Net increase (decrease) in shares outstanding	(4,700,000)	800,000	(3,450,000)	6,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$125,598,863	$213,484,549	$27,983,794	$51,524,391
Net realized gain	172,188,011	149,821,186	186,470,370	140,435,035
Net change in unrealized appreciation/depreciation	386,479,453	(366,444,431)	195,527,227	(472,789,225)

Net increase (decrease) in net assets resulting from operations	684,266,327	(3,138,696)	409,981,391	(280,829,799)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(122,687,369)	(212,773,665)	(31,036,082)	(57,887,039)

Total distributions to shareholders	(122,687,369)	(212,773,665)	(31,036,082)	(57,887,039)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	902,396,423	2,660,044,413	572,472,859	964,385,097
Cost of shares redeemed	(676,166,336)	(916,947,323)	(321,241,465)	(908,652,477)

Net increase in net assets from capital share transactions	226,230,087	1,743,097,090	251,231,394	55,732,620

INCREASE (DECREASE) IN NET ASSETS	787,809,045	1,527,184,729	630,176,703	(282,984,218)

NET ASSETS
Beginning of period	9,660,827,976	8,133,643,247	5,023,418,188	5,306,402,406

End of period	$10,448,637,021	$9,660,827,976	$5,653,594,891	$5,023,418,188

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,691,968	$1,780,474	$(2,280,427)	$771,861

SHARES ISSUED AND REDEEMED
Shares sold	9,750,000	30,100,000	3,350,000	5,750,000
Shares redeemed	(7,200,000)	(10,550,000)	(1,900,000)	(5,800,000)

Net increase (decrease) in shares outstanding	2,550,000	19,550,000	1,450,000	(50,000)

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,992,434	$73,471,409	$15,927,493	$38,767,368
Net realized gain	93,524,722	54,157,584	131,193,682	124,421,707
Net change in unrealized appreciation/depreciation	228,254,537	(281,377,522)	189,873,315	(325,766,151)

Net increase (decrease) in net assets resulting from operations	368,771,693	(153,748,529)	336,994,490	(162,577,076)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(43,448,592)	(74,430,423)	(14,771,993)	(41,715,559)

Total distributions to shareholders	(43,448,592)	(74,430,423)	(14,771,993)	(41,715,559)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	631,494,318	666,063,518	230,384,022	1,043,509,059
Cost of shares redeemed	(309,960,559)	(427,876,148)	(206,203,320)	(1,150,342,255)

Net increase (decrease) in net assets from capital share transactions	321,533,759	238,187,370	24,180,702	(106,833,196)

INCREASE (DECREASE) IN NET ASSETS	646,856,860	10,008,418	346,403,199	(311,125,831)

NET ASSETS
Beginning of period	4,334,329,498	4,324,321,080	3,131,694,719	3,442,820,550

End of period	$4,981,186,358	$4,334,329,498	$3,478,097,918	$3,131,694,719

Undistributed net investment income included in net assets at end of period	$3,543,842	$—	$1,155,500	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,950,000	5,600,000	1,750,000	8,200,000
Shares redeemed	(2,450,000)	(3,650,000)	(1,600,000)	(9,450,000)

Net increase (decrease) in shares outstanding	2,500,000	1,950,000	150,000	(1,250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,748,944	$46,756,862
Net realized gain	60,825,146	124,786,187
Net change in unrealized appreciation/depreciation	297,971,106	(310,056,152)

Net increase (decrease) in net assets resulting from operations	385,545,196	(138,513,103)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,585,937)	(47,375,724)

Total distributions to shareholders	(24,585,937)	(47,375,724)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	604,863,542	1,029,910,872
Cost of shares redeemed	(318,412,546)	(885,146,492)

Net increase in net assets from capital share transactions	286,450,996	144,764,380

INCREASE (DECREASE) IN NET ASSETS	647,410,255	(41,124,447)

NET ASSETS
Beginning of period	3,434,470,650	3,475,595,097

End of period	$4,081,880,905	$3,434,470,650

Undistributed net investment income included in net assets at end of period	$2,163,007	$—

SHARES ISSUED AND REDEEMED
Shares sold	5,150,000	9,350,000
Shares redeemed	(2,750,000)	(8,300,000)

Net increase in shares outstanding	2,400,000	1,050,000

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$91.38	$90.25	$82.83	$70.50	$64.12	$59.34

Income from investment operations:
Net investment income[a]	0.99	1.91	1.80	1.62	1.46	1.22
Net realized and unrealized gain[b]	4.59	1.14	7.39	12.36	6.38	4.78

Total from investment operations	5.58	3.05	9.19	13.98	7.84	6.00

Less distributions from:
Net investment income	(1.02)	(1.92)	(1.77)	(1.65)	(1.46)	(1.22)

Total distributions	(1.02)	(1.92)	(1.77)	(1.65)	(1.46)	(1.22)

Net asset value, end of period	$95.94	$91.38	$90.25	$82.83	$70.50	$64.12

Total return	6.14%[c]	3.43%	11.13%	20.01%	12.41%	10.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,322,286	$4,546,237	$4,417,885	$4,013,215	$4,032,811	$3,638,788
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.10%	2.12%	2.04%	2.11%	2.25%	2.11%
Portfolio turnover rate[e]	2%	7%	6%	4%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$115.95	$113.96	$99.77	$82.45	$75.40	$68.67

Income from investment operations:
Net investment income[a]	0.89	1.72	1.64	1.45	1.41	1.13
Net realized and unrealized gain[b]	5.72	2.06	14.14	17.30	7.08	6.72

Total from investment operations	6.61	3.78	15.78	18.75	8.49	7.85

Less distributions from:
Net investment income	(0.90)	(1.79)	(1.59)	(1.43)	(1.44)	(1.12)

Total distributions	(0.90)	(1.79)	(1.59)	(1.43)	(1.44)	(1.12)

Net asset value, end of period	$121.66	$115.95	$113.96	$99.77	$82.45	$75.40

Total return	5.72%[c]	3.36%	15.89%	22.87%	11.41%	11.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,972,715	$13,717,208	$12,797,391	$9,887,237	$6,889,084	$7,167,163
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.49%	1.51%	1.51%	1.57%	1.85%	1.66%
Portfolio turnover rate[e]	4%	24%	26%	25%	28%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$89.91	$92.53	$86.87	$73.87	$64.97	$63.30

Income from investment operations:
Net investment income[a]	1.15	2.25	2.09	1.83	1.63	1.37
Net realized and unrealized gain (loss)[b]	5.05	(2.70)	5.65	13.00	8.86	1.68

Total from investment operations	6.20	(0.45)	7.74	14.83	10.49	3.05

Less distributions from:
Net investment income	(1.12)	(2.17)	(2.08)	(1.83)	(1.59)	(1.38)

Total distributions	(1.12)	(2.17)	(2.08)	(1.83)	(1.59)	(1.38)

Net asset value, end of period	$94.99	$89.91	$92.53	$86.87	$73.87	$64.97

Total return	6.92%[c]	(0.44)%	8.93%	20.27%	16.43%	5.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,448,637	$9,660,828	$8,133,643	$6,658,905	$5,602,665	$4,502,395
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.45%	2.51%	2.30%	2.28%	2.47%	2.30%
Portfolio turnover rate[e]	3%	25%	25%	26%	35%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$162.57	$171.45	$153.10	$128.13	$112.48	$110.32

Income from investment operations:
Net investment income[a]	0.89	1.57	1.52	1.34	1.08	0.61
Net realized and unrealized gain (loss)[b]	12.28	(8.68)	18.40	25.07	15.73	2.26

Total from investment operations	13.17	(7.11)	19.92	26.41	16.81	2.87

Less distributions from:
Net investment income	(0.98)	(1.77)	(1.57)	(1.44)	(1.16)	(0.71)

Total distributions	(0.98)	(1.77)	(1.57)	(1.44)	(1.16)	(0.71)

Net asset value, end of period	$174.76	$162.57	$171.45	$153.10	$128.13	$112.48

Total return	8.11%[c]	(4.15)%	13.08%	20.72%	15.08%	2.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,653,595	$5,023,418	$5,306,402	$4,669,692	$3,677,400	$3,064,944
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.04%	0.96%	0.97%	0.95%	0.95%	0.58%
Portfolio turnover rate[e]	12%	44%	50%	41%	46%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$124.02	$131.04	$120.40	$100.86	$85.47	$86.21

Income from investment operations:
Net investment income[a]	1.29	2.22	2.01	1.77	1.70	1.31
Net realized and unrealized gain (loss)[b]	8.88	(7.00)	10.73	19.56	15.42	(0.67)

Total from investment operations	10.17	(4.78)	12.74	21.33	17.12	0.64

Less distributions from:
Net investment income	(1.18)	(2.24)	(2.10)	(1.79)	(1.73)	(1.38)

Total distributions	(1.18)	(2.24)	(2.10)	(1.79)	(1.73)	(1.38)

Net asset value, end of period	$133.01	$124.02	$131.04	$120.40	$100.86	$85.47

Total return	8.24%[c]	(3.60)%	10.65%	21.31%	20.35%	0.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,981,186	$4,334,329	$4,324,321	$3,720,476	$2,889,589	$2,222,162
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.00%	1.82%	1.61%	1.62%	1.96%	1.65%
Portfolio turnover rate[e]	11%	33%	42%	34%	38%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$124.27	$130.16	$118.89	$93.95	$82.58	$79.01

Income from investment operations:
Net investment income[a]	0.64	1.46	1.07	0.82	1.08	0.59
Net realized and unrealized gain (loss)[b]	12.88	(5.79)	11.27	24.94	11.41	3.61

Total from investment operations	13.52	(4.33)	12.34	25.76	12.49	4.20

Less distributions from:
Net investment income	(0.59)	(1.56)	(1.07)	(0.82)	(1.12)	(0.63)

Total distributions	(0.59)	(1.56)	(1.07)	(0.82)	(1.12)	(0.63)

Net asset value, end of period	$137.20	$124.27	$130.16	$118.89	$93.95	$82.58

Total return	10.90%[c]	(3.33)%	10.45%	27.49%	15.29%	5.38%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,478,098	$3,131,695	$3,442,821	$2,871,137	$1,855,601	$1,659,789
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.98%	1.17%	0.90%	0.75%	1.30%	0.78%
Portfolio turnover rate[e]	14%	45%	50%	52%	47%	43%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$113.35	$118.82	$113.42	$90.00	$78.54	$76.20

Income from investment operations:
Net investment income[a]	0.85	1.59	1.72	1.40	1.44	1.00
Net realized and unrealized gain (loss)[b]	11.40	(5.45)	5.48	23.45	11.58	2.30

Total from investment operations	12.25	(3.86)	7.20	24.85	13.02	3.30

Less distributions from:
Net investment income	(0.77)	(1.61)	(1.80)	(1.43)	(1.56)	(0.96)

Total distributions	(0.77)	(1.61)	(1.80)	(1.43)	(1.56)	(0.96)

Net asset value, end of period	$124.83	$113.35	$118.82	$113.42	$90.00	$78.54

Total return	10.84%[c]	(3.22)%	6.42%	27.75%	16.86%	4.51%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,081,881	$3,434,471	$3,475,595	$3,198,331	$2,205,080	$2,269,819
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.43%	1.43%	1.51%	1.36%	1.83%	1.40%
Portfolio turnover rate[e]	13%	39%	41%	38%	44%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

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•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

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authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in its statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of

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any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P 100
BNP Paribas Prime Brokerage International Ltd.	$86,075,865	$86,075,865	$—
Citigroup Global Markets Inc.	5,916,030	5,916,030	—

	$91,991,895	$91,991,895	$—

S&P 500 Growth
Barclays Capital Inc.	$9,032	$9,032	$—
BNP Paribas Prime Brokerage International Ltd.	9,785,992	9,785,992	—
Citigroup Global Markets Inc.	4,712,150	4,712,150	—
Credit Suisse Securities (USA) LLC	1,262,953	1,262,953	—
Deutsche Bank Securities Inc.	7,706,897	7,706,897	—
Goldman Sachs & Co.	19,548,538	19,548,538	—
HSBC Bank PLC	236,532	236,532	—
Jefferies LLC	3,046,173	3,046,173	—
JPMorgan Securities LLC	62,344,447	62,344,447	—
Merrill Lynch, Pierce, Fenner & Smith	5,180,101	5,180,101	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	25,577,023	25,577,023	—
Nomura Securities International Inc.	230,275	230,275	—
Scotia Capital (USA) Inc.	5,145,450	5,145,450	—
State Street Bank & Trust Company	27,924,677	27,924,677	—
Timber Hill LLC	22,563	22,563	—
UBS Securities LLC	3,470,552	3,470,552	—
Wells Fargo Securities LLC	2,097,704	2,097,704	—

	$178,301,059	$178,301,059	$—

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P 500 Value
Barclays Capital Inc.	$568,809	$568,809	$—
Citigroup Global Markets Inc.	4,952,949	4,952,949	—
Credit Suisse Securities (USA) LLC	8,601	8,601	—
Deutsche Bank Securities Inc.	176,460,000	176,460,000	—
Goldman Sachs & Co.	10,071,073	10,071,073	—
HSBC Bank PLC	37,126	37,126	—
JPMorgan Securities LLC	12,153,192	12,153,192	—
Merrill Lynch, Pierce, Fenner & Smith	1,648,918	1,648,918	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,736,757	5,736,757	—
National Financial Services LLC	863,988	863,988	—
Wells Fargo Securities LLC	774,717	774,717	—

	$213,276,130	$213,276,130	$—

S&P Mid-Cap 400 Growth
Barclays Capital Inc.	$8,205,400	$8,205,400	$—
BNP Paribas Prime Brokerage International Ltd.	3,991,809	3,991,809	—
Citigroup Global Markets Inc.	9,417,679	9,417,679	—
Credit Suisse Securities (USA) LLC	6,589,872	6,589,872	—
Deutsche Bank Securities Inc.	3,418,491	3,418,491	—
Goldman Sachs & Co.	73,738,552	73,738,552	—
HSBC Bank PLC	4,145,405	4,145,405	—
Jefferies LLC	1,066,985	1,066,985	—
JPMorgan Securities LLC	105,269,496	105,269,496	—
Merrill Lynch, Pierce, Fenner & Smith	41,078,086	41,078,086	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	94,160,145	94,160,145	—
National Financial Services LLC	17,808,941	17,808,941	—
Scotia Capital (USA) Inc.	697,950	697,950	—
State Street Bank & Trust Company	5,041,035	5,041,035	—
UBS AG	9,155,580	9,155,580	—
UBS Securities LLC	19,165,623	19,165,623	—
Wells Fargo Securities LLC	3,886,589	3,886,589	—

	$406,837,638	$406,837,638	$—

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iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P Mid-Cap 400 Value
Citigroup Global Markets Inc.	$4,490,272	$4,490,272	$—
Credit Suisse Securities (USA) LLC	1,653,758	1,653,758	—
Deutsche Bank Securities Inc.	42,443,863	42,443,863	—
Goldman Sachs & Co.	51,271,179	51,271,179	—
HSBC Bank PLC	259,163	259,163	—
JPMorgan Securities LLC	53,884,136	53,884,136	—
Merrill Lynch, Pierce, Fenner & Smith	20,714,987	20,714,987	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	40,612,759	40,612,759	—
National Financial Services LLC	1,367,011	1,367,011	—
Scotia Capital (USA) Inc.	3,754,342	3,754,342	—
SG Americas Securities LLC	269,384	269,384	—
State Street Bank & Trust Company	2,124,431	2,124,431	—
UBS Securities LLC	4,096,744	4,096,744	—
Wells Fargo Securities LLC	602,899	602,899	—

	$227,544,928	$227,544,928	$—

S&P Small-Cap 600 Growth
Barclays Capital Inc.	$3,227,179	$3,227,179	$—
BNP Paribas Prime Brokerage Inc.	4,287,995	4,287,995	—
BNP Paribas Prime Brokerage International Ltd.	27,548,467	27,548,467	—
Citigroup Global Markets Inc.	30,127,225	30,127,225	—
Credit Suisse Securities (USA) LLC	27,741,611	27,741,611	—
Deutsche Bank Securities Inc.	25,483,090	25,483,090	—
Goldman Sachs & Co.	72,600,350	72,600,350	—
HSBC Bank PLC	4,488,095	4,488,095	—
Jefferies LLC	4,016,436	4,016,436	—
JPMorgan Securities LLC	52,457,885	52,457,885	—
Merrill Lynch, Pierce, Fenner & Smith	19,607,989	19,607,989	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	66,589,344	66,589,344	—
National Financial Services LLC	17,875,732	17,875,732	—
Nomura Securities International Inc.	2,431,171	2,431,171	—
Scotia Capital (USA) Inc.	11,451,972	11,451,972	—
SG Americas Securities LLC	159	159	—
State Street Bank & Trust Company	14,731,058	14,731,058	—
Timber Hill LLC	20,340	20,340	—
UBS Securities LLC	10,431,235	10,431,235	—
Wells Fargo Securities LLC	13,517,452	13,517,452	—

	$408,634,785	$408,634,785	$—

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iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P Small-Cap 600 Value
Barclays Capital Inc.	$4,863,886	$4,863,886	$—
BMO Capital Markets	141,288	141,288	—
BNP Paribas Prime Brokerage Inc.	4,442,657	4,442,657	—
BNP Paribas Prime Brokerage International Ltd.	4,162,522	4,162,522	—
Citigroup Global Markets Inc.	15,994,133	15,994,133	—
Credit Suisse Securities (USA) LLC	10,365,407	10,365,407	—
Deutsche Bank Securities Inc.	21,185,375	21,185,375	—
Goldman Sachs & Co.	56,716,402	56,716,402	—
HSBC Bank PLC	1,904,315	1,904,315	—
Jefferies LLC	779,705	779,705	—
JPMorgan Securities LLC	45,721,346	45,721,346	—
Merrill Lynch, Pierce, Fenner & Smith	23,523,896	23,523,896	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	43,472,042	43,472,042	—
National Financial Services LLC	15,970,676	15,970,676	—
Nomura Securities International Inc.	1,736,886	1,736,886	—
RBC Capital Markets LLC	121,104	121,104	—
Scotia Capital (USA) Inc.	4,447,799	4,447,799	—
SG Americas Securities LLC	269,154	269,154	—
State Street Bank & Trust Company	3,537,677	3,537,677	—
Timber Hill LLC	2,612	2,612	—
UBS AG	2,182,637	2,182,637	—
UBS Securities LLC	8,090,138	8,090,138	—
Wells Fargo Securities LLC	15,144,151	15,144,151	—

	$284,775,808	$284,775,808	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

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For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.25%	First $5 billion
0.24	Over $5 billion, up to and including $7.5 billion
0.23	Over $7.5 billion, up to and including $10 billion
0.21	Over $10 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

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For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
S&P 100	$39,248
S&P 500 Growth	205,578
S&P 500 Value	119,154
S&P Mid-Cap 400 Growth	332,005
S&P Mid-Cap 400 Value	254,773
S&P Small-Cap 600 Growth	938,804
S&P Small-Cap 600 Value	479,642

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
S&P 100	$14,338,461	$2,893,629
S&P 500 Growth	217,516,634	40,811,576
S&P 500 Value	91,268,588	34,849,638
S&P Mid-Cap 400 Growth	101,716,554	153,664,760
S&P Mid-Cap 400 Value	90,894,323	91,538,363
S&P Small-Cap 600 Growth	52,953,570	209,898,133
S&P Small-Cap 600 Value	66,301,956	129,783,236

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$95,928,253	$78,867,752
S&P 500 Growth	506,776,299	497,444,162
S&P 500 Value	354,987,671	286,230,262
S&P Mid-Cap 400 Growth	674,979,666	664,039,307
S&P Mid-Cap 400 Value	534,237,962	495,949,637
S&P Small-Cap 600 Growth	461,939,964	452,851,850
S&P Small-Cap 600 Value	504,543,682	475,141,600

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$527,539,471	$962,354,040
S&P 500 Growth	460,619,622	847,340,809
S&P 500 Value	898,275,095	671,298,901
S&P Mid-Cap 400 Growth	564,101,100	314,635,105
S&P Mid-Cap 400 Value	602,429,850	299,441,753
S&P Small-Cap 600 Growth	223,526,622	200,403,099
S&P Small-Cap 600 Value	584,733,626	308,797,594

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts, in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$31,584	$22,216	$50,393

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[b]	$46,782	$11,441	$15,451	$15,544

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

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The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$765,658	$2,189,957	$2,336,990	$548,583

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$(316,019)	$(553,505)	$(506,241)	$(243,933)

	Net Realized Gain (Loss)
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$864,652	$539,809	$1,107,379

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$(231,934)	$(75,154)	$(110,489)

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2016:

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Average value of contracts purchased	$6,632,602	$17,809,062	$19,523,978	$5,102,393

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Average value of contracts purchased	$7,901,427	$3,465,367	$4,152,983

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

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The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$93,572,170	$120,169,143	$119,632,717	$3,268,822	$336,642,852
S&P 500 Growth	—	—	396,739,539	370,536,779	767,276,318
S&P 500 Value	1,041,682	30,457,793	302,437,779	55,268,179	389,205,433
S&P Mid-Cap 400 Growth	—	—	128,724,253	—	128,724,253
S&P Mid-Cap 400 Value	367,666	—	75,748,059	13,207,083	89,322,808
S&P Small-Cap 600 Growth	6,074,656	—	7,322,106	10,658,983	24,055,745
S&P Small-Cap 600 Value	29,142,594	—	131,439,562	—	160,582,156

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	73

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares S&P 100 ETF, iShares S&P 500 Growth ETF and iShares S&P 500 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

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The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

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of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares S&P Mid-Cap 400 Growth ETF and iShares S&P Mid-Cap 400 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

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In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Contract (Continued)

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$1.019961	$—	$0.001362	$1.021323	100%	—%	0%[a]		100%
S&P 500 Growth	0.843267	—	0.057245	0.900512	94	—	6		100
S&P 500 Value	1.116090	—	0.002470	1.118560	100	—	0	[a]	100
S&P Mid-Cap 400 Growth	0.912186	—	0.067167	0.979353	93	—	7		100
S&P Mid-Cap 400 Value	1.150462	—	0.032820	1.183282	97	—	3		100
S&P Small-Cap 600 Growth	0.551896	—	0.039698	0.591594	93	—	7		100
S&P Small-Cap 600 Value	0.750216	—	0.023247	0.773463	97	—	3		100

[a]	Rounds to less than 1%.

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-301-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | NYSE Arca
➢	iShares U.S. Preferred Stock ETF | PFF | NYSE Arca

Fund Performance Overview

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of September 30, 2016

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 3.97%, net of fees, while the total return for the Index was 4.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.38%	5.58%	5.93%	5.38%	5.58%	5.93%
Since Inception	(3.91)%	(4.05)%	(3.43)%	(17.70)%	(18.26)%	(15.63)%

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.70	$2.81	$1,000.00	$1,022.30	$2.79	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Financials	60.43%
Energy	22.79
Utilities	5.70
Industrials	4.78
Real Estate	3.55
Telecommunication Services	1.88
Consumer Staples	0.87

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/16

Country	Percentage of Total Investments*
Canada	75.93%
United Kingdom	21.78
Singapore	1.31
Sweden	0.98

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of September 30, 2016

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 4.13%, net of fees, while the total return for the Index was 4.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.44%	8.40%	9.37%	8.44%	8.40%	9.37%
5 Years	8.34%	8.45%	8.98%	49.27%	50.03%	53.75%
Since Inception	4.47%	4.47%	4.93%	51.58%	51.64%	58.13%

The inception date of the Fund was 3/26/07. The first day of secondary market trading was 3/30/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.30	$2.41	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Financials	67.83%
Real Estate	11.05
Consumer Discretionary	5.31
Utilities	3.45
Telecommunication Services	3.42
Energy	2.95
Health Care	2.53
Consumer Staples	1.64
Industrials	1.30
Materials	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*
Wells Fargo & Co. Series L, 7.50%	3.15%
Allergan PLC Series A, 5.50%	2.53
HSBC Holdings PLC Series 2, 8.00%	2.39
Barclays Bank PLC Series 5, 8.13%	1.66
GMAC Capital Trust I Series 2, 6.60%	1.65
HSBC Holdings PLC, 8.13%	1.46
Citigroup Capital XIII, 7.12%	1.46
Wells Fargo & Co. Series J, 8.00%	1.44
Wells Fargo & Co., 5.85%	1.21
Deutsche Bank Contingent Capital Trust III, 7.60%	1.18

TOTAL	18.13%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE	7

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2016

Security	Shares	Value
PREFERRED STOCKS — 99.45%

CANADA — 75.51%
AltaGas Ltd., 5.25%[a]	38,114	$738,645
Bank of Montreal Series 27, 4.00%[a]	95,217	1,401,901
Bank of Montreal Series 29, 3.90%[a]	76,173	1,101,227
Bank of Montreal Series 31, 3.80%[a]	57,171	817,816
Bank of Nova Scotia (The) Series 32, 2.06%[a]	53,136	823,977
Bank of Nova Scotia (The) Series 34, 5.50%[a]	66,652	1,355,608
BCE Inc. Series AK, 4.15%[a]	119,021	1,289,602
BCE Inc. Series AM, 2.76%[a]	45,452	518,760
Brookfield Asset Management Inc., 5.00%[a]	47,643	964,279
Brookfield Asset Management Inc. Series 24, 3.01%[a]	52,397	635,900
Brookfield Asset Management Inc. Series 32, 4.50%[a]	57,171	837,391
Brookfield Asset Management Inc. Series 36, 4.85%	38,114	667,883
Brookfield Asset Management Inc. Series 37, 4.90%	38,114	681,513
Brookfield Asset Management Inc. Series 42, 4.50%[a]	57,171	891,768
Brookfield Office Properties Inc. Series T, 4.60%[a]	47,643	627,506
Brookfield Renewable Partners LP, 5.50%[a]	33,350	644,035
Brookfield Renewable Partners LP Series 9, 5.75%[a]	38,114	739,515
Canadian Imperial Bank of Commerce/Canada Series 39, 3.90%[a]	76,173	1,093,112
Canadian Imperial Bank of Commerce/Canada Series 41, 3.75%[a]	57,171	803,026
Canadian Utilities Ltd. Series DD, 4.50%	42,878	745,492
Canadian Utilities Ltd. Series FF, 4.50%[a]	47,643	936,728
Element Financial Corp. Series G, 6.50%[a]	32,873	632,822
Emera Inc. Series C, 4.10%[a]	47,643	687,321
Empire Life Insurance Co. (The) Series 1, 5.75%[a]	28,470	575,141

Security	Shares	Value
Enbridge Inc. Series 03, 4.00%[a]	90,957	$1,091,415
Enbridge Inc. Series 07, 4.40%[a]	37,899	485,038
Enbridge Inc. Series 09, 4.40%[a]	41,689	547,183
Enbridge Inc. Series 11, 4.40%[a]	75,797	1,009,281
Enbridge Inc. Series 13, 4.40%[a]	53,105	703,487
Enbridge Inc. Series 15, 4.40%[a]	41,689	566,215
Enbridge Inc. Series B, 4.00%[a]	75,858	857,713
Enbridge Inc. Series D, 4.00%[a]	68,261	786,358
Enbridge Inc. Series F, 4.00%[a]	75,390	896,018
Enbridge Inc. Series H, 4.00%[a]	53,058	593,458
Enbridge Inc. Series N, 4.00%[a]	67,364	829,332
Enbridge Inc. Series P, 4.00%[a]	60,638	734,531
Enbridge Inc. Series R, 4.00%[a]	60,638	736,376
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	45,261	694,283
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	43,831	748,721
Fortis Inc./Canada Series M, 4.10%[a]	114,260	1,727,484
Husky Energy Inc. Series 3, 4.50%[a]	47,643	699,284
Husky Energy Inc. Series 5, 4.50%[a]	38,087	612,928
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	47,643	729,010
Intact Financial Corp. Series 3, 3.33%[a]	47,643	663,758
Loblaw Companies Ltd. Series B, 5.30%	42,878	835,212
Manulife Financial Corp. Series 15, 3.90%[a]	38,087	527,147
Manulife Financial Corp. Series 17, 3.90%[a]	66,652	946,846
Manulife Financial Corp. Series 21, 5.60%[a]	80,934	1,636,231
National Bank of Canada Series 30, 4.10%[a]	66,652	951,918
National Bank of Canada Series 32, 3.90%[a]	57,171	794,326
National Bank of Canada Series 34, 5.60%[a]	76,173	1,555,627
Pembina Pipeline Corp. Series 1, 4.25%[a]	47,608	604,586
Pembina Pipeline Corp. Series 5, 5.00%[a]	47,643	728,284
Pembina Pipeline Corp. Series 7, 4.50%[a]	47,643	684,783
Pembina Pipeline Corp. Series 9, 4.75%[a]	42,878	747,123

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2016

Security	Shares	Value
Pembina Pipeline Corp. Series 11, 5.75%[a]	32,397	$640,915
Power Financial Corp. Series S, 4.80%	57,171	1,035,320
Royal Bank of Canada Series AJ, 3.52%[a]	52,652	971,914
Royal Bank of Canada Series AZ, 4.00%[a]	77,498	1,120,382
Royal Bank of Canada Series BB, 3.90%[a]	77,498	1,115,665
Royal Bank of Canada Series BD, 3.60%[a]	92,998	1,448,483
Royal Bank of Canada Series BK, 5.50%[a,b]	112,372	2,295,749
Royal Bank of Canada Series BM, 5.50%[a]	116,247	2,381,991
Sun Life Financial Inc. Series 4, 4.45%	57,171	974,419
Toronto-Dominion Bank (The) Series 1, 3.90%[a]	95,217	1,364,952
Toronto-Dominion Bank (The) Series 3, 3.80%[a]	95,217	1,344,666
Toronto-Dominion Bank (The) Series 5, 3.75%[a]	95,217	1,344,666
Toronto-Dominion Bank (The) Series 7, 3.60%[a]	66,700	1,040,403
Toronto-Dominion Bank (The) Series 9, 3.70%[a]	38,114	614,522
Toronto-Dominion Bank (The) Series 12, 5.50%[a]	133,303	2,728,439
TransCanada Corp. Series 01, 3.27%[a]	45,218	529,507
TransCanada Corp. Series 05, 2.26%[a]	60,529	621,755
TransCanada Corp. Series 07, 4.00%[a]	114,260	1,562,300
TransCanada Corp. Series 09, 4.25%[a]	85,695	1,209,543
TransCanada Corp. Series 11, 3.80%[a]	47,643	746,048
TransCanada Corp. Series 13, 5.50%[a]	95,217	1,932,233

		72,958,796

Security	Shares	Value
SINGAPORE — 1.30%
City Developments Ltd., 0.00%[a,c]	1,567,208	$1,258,640

		1,258,640
SWEDEN — 0.98%
Sagax AB, 0.00%	238,291	945,665

		945,665

UNITED KINGDOM — 21.66%
Aviva PLC, 8.38%	476,621	888,452
Aviva PLC, 8.75%	476,621	962,748
Balfour Beatty PLC, 9.68%[c]	533,793	821,676
Doric Nimrod Air Three Ltd., 0.00%	1,048,567	1,423,382
Doric Nimrod Air Two Ltd., 0.00%	823,378	2,347,702
Ecclesiastical Insurance Group PLC, 8.63%	507,351	945,735
General Accident PLC, 7.88%	524,264	936,401
General Accident PLC, 8.88%	667,270	1,389,021
Lloyds Banking Group PLC, 6.48%	655,693	941,178
Lloyds Banking Group PLC, 9.25%	1,637,232	3,285,851
Lloyds Banking Group PLC, 9.75%	266,028	557,232
National Westminster Bank PLC Series A, 9.00%	667,270	1,239,501
Raven Russia Ltd., 12.00%	686,778	1,208,829
RSA Insurance Group PLC, 7.38%	595,767	1,023,484
Santander UK PLC, 10.38%	648,608	1,417,576
Standard Chartered PLC, 7.38%	457,716	717,947
Standard Chartered PLC, 8.25%	473,048	815,735

		20,922,450

TOTAL PREFERRED STOCKS (Cost: $103,171,587)		96,085,551

SHORT-TERM INVESTMENTS — 0.00%
MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.31%[d,e]	524	524

		524

TOTAL SHORT-TERM INVESTMENTS (Cost: $524)		524

SCHEDULES OF INVESTMENTS	9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.45% (Cost: $103,172,111)[f]	$96,086,075

Other Assets, Less Liabilities — 0.55%	528,258

NET ASSETS — 100.00%	$96,614,333

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Convertible preferred stock.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $103,627,611. Net unrealized depreciation was $7,541,536, of which $30,657 represented gross unrealized appreciation on securities and $7,572,193 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred stocks	$96,085,551	$—	$—	$96,085,551
Money market funds	524	—	—	524

Total	$96,086,075	$—	$—	$96,086,075

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2016

Security	Shares	Value

PREFERRED STOCKS — 96.34%

AUTOMOBILES — 4.92%
Countrywide Capital V, 7.00%	6,285,551	$161,915,794
Deutsche Bank Contingent Capital Trust II, 6.55%	3,613,082	84,076,418
Deutsche Bank Contingent Capital Trust III, 7.60%	8,526,204	202,753,131
Deutsche Bank Contingent Capital Trust V, 8.05%	5,871,884	142,980,375
GMAC Capital Trust I Series 2, 6.60%[a]	11,106,985	282,228,489

		873,954,207
BANKS — 37.94%
Banc of California Inc. Series D, 7.38%	582,335	15,350,351
Banc of California Inc. Series E, 7.00%	518,761	13,627,851
Bank of America Corp., 6.20%	2,431,018	64,081,634
Bank of America Corp. Series 3, 6.38%	2,677,516	68,517,634
Bank of America Corp. Series 4, 4.00%[a,b]	931,205	22,730,714
Bank of America Corp. Series 5, 4.00%[a]	817,151	19,766,883
Bank of America Corp. Series D, 6.20%	1,302,919	33,758,631
Bank of America Corp. Series EE, 6.00%	2,150,616	56,475,176
Bank of America Corp. Series H, 3.00%[a]	689,565	14,473,969
Bank of America Corp. Series I, 6.63%	676,820	17,895,121
Bank of America Corp. Series W, 6.63%	2,195,528	59,432,943
Bank of America Corp. Series Y, 6.50%	2,678,037	72,280,219
Barclays Bank PLC Series 3, 7.10%	5,742,406	147,866,955
Barclays Bank PLC Series 5, 8.13%	10,904,734	283,850,226
BB&T Corp., 5.63%	1,928,265	51,407,545
BB&T Corp., 5.85%	2,804,075	72,176,891
BB&T Corp. Series E, 5.63%	5,162,354	132,930,616
BB&T Corp. Series F, 5.20%	2,362,004	60,278,342

Security	Shares	Value
BB&T Corp. Series G, 5.20%[b]	2,452,102	$63,999,862
Citigroup Inc. Series C, 5.80%	3,036,821	78,744,769
Citigroup Inc. Series J, 7.13%[a]	4,521,803	130,951,415
Citigroup Inc. Series K, 6.88%[a]	6,856,094	197,524,068
Citigroup Inc. Series L, 6.88%	1,181,660	32,826,515
Citigroup Inc. Series S, 6.30%	2,980,587	79,820,120
Commerce Bancshares Inc./MO Series B, 6.00%[b]	873,735	24,814,074
Cullen/Frost Bankers Inc., 5.38%[b]	915,933	24,638,598
Fifth Third Bancorp. Series I, 6.63%[a]	2,221,627	67,848,489
First Republic Bank/CA, 5.50%[b]	1,071,558	27,592,619
First Republic Bank/CA, 5.63%[b]	723,559	18,501,404
First Republic Bank/CA, 5.70%	447,298	12,130,722
First Republic Bank/CA, 7.00%	477,094	13,024,666
First Republic Bank/CA Series A, 6.70%	928,347	23,784,250
First Republic Bank/CA Series B, 6.20%	870,286	22,383,756
First Republic Bank/CA Series G, 5.50%	639,088	17,197,858
HSBC Holdings PLC, 8.13%	9,247,197	249,951,735
HSBC Holdings PLC Series 2, 8.00%	15,673,656	409,239,158
HSBC Holdings PLC Series A, 6.20%	5,991,025	153,669,791
Huntington Bancshares Inc/OH Series D, 6.25%	1,012,849	27,893,861
ING Groep NV, 6.13%	2,917,526	74,776,191
ING Groep NV, 6.20%[b]	2,088,145	53,519,156
ING Groep NV, 6.38%	4,379,874	112,694,158
ING Groep NV, 7.20%	4,583,997	118,863,042
JPMorgan Chase & Co. Series AA, 6.10%	3,970,274	107,634,128
JPMorgan Chase & Co. Series BB, 6.15%	2,867,533	77,882,196
JPMorgan Chase & Co. Series O, 5.50%	3,107,994	80,310,565
JPMorgan Chase & Co. Series P, 5.45%[b]	2,903,369	77,490,919
JPMorgan Chase & Co. Series T, 6.70%	2,403,678	68,000,051
JPMorgan Chase & Co. Series W, 6.30%[b]	2,293,057	63,769,915

SCHEDULES OF INVESTMENTS	11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2016

Security	Shares	Value
JPMorgan Chase & Co. Series Y, 6.13%	4,149,167	$112,400,934
KeyCorp Series C, 8.63%[a]	1,569,544	40,996,489
National Westminster Bank PLC Series C, 7.76%[b]	1,034,093	26,607,213
PNC Financial Services Group Inc. (The) Series P, 6.13%[a,c]	6,467,399	188,654,029
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	2,259,964	57,651,682
Regions Financial Corp. Series A, 6.38%	2,441,137	63,225,448
Regions Financial Corp. Series B, 6.38%[a]	2,370,883	68,637,063
Royal Bank of Scotland Group PLC Series H, 7.25%	1,006,672	25,619,802
Royal Bank of Scotland Group PLC Series L, 5.75%	3,163,144	79,363,283
Royal Bank of Scotland Group PLC Series S, 6.60%	2,826,328	71,364,782
Santander Finance Preferred SAU Series 6, 4.00%[a]	957,827	23,409,292
SunTrust Banks Inc. Series E, 5.88%	2,149,464	56,874,817
Texas Capital Bancshares Inc. Series A, 6.50%	814,390	21,467,320
U.S. Bancorp. Series B, 3.50%[a,b]	4,368,976	106,209,807
U.S. Bancorp. Series F, 6.50%[a]	4,872,603	146,762,802
U.S. Bancorp. Series G, 6.00%[a]	4,724,171	121,222,228
U.S. Bancorp. Series H, 5.15%[b]	2,449,941	65,094,932
Wells Fargo & Co., 5.20%	3,532,522	89,196,181
Wells Fargo & Co., 5.70%	2,640,769	68,448,732
Wells Fargo & Co., 5.85%[a]	7,722,914	206,587,950
Wells Fargo & Co., 6.63%[a,b]	3,884,187	115,671,089
Wells Fargo & Co. Series J, 8.00%	9,155,520	247,290,595
Wells Fargo & Co. Series L, 7.50%[d]	411,999	539,141,891
Wells Fargo & Co. Series O, 5.13%	3,104,679	77,989,537
Wells Fargo & Co. Series P, 5.25%	3,036,118	77,421,009
Wells Fargo & Co. Series T, 6.00%	2,707,012	72,493,781

Security	Shares	Value
Wells Fargo & Co. Series V, 6.00%	3,366,477	$90,120,589
Wells Fargo & Co. Series X, 5.50%	4,684,016	120,800,773
Wintrust Financial Corp. Series D, 6.50%[a]	671,481	19,761,686
Zions BanCorp. Series G, 6.30%[a]	713,999	21,384,270

		6,740,249,758
CAPITAL MARKETS — 11.22%
Affiliated Managers Group Inc., 6.38%	931,533	24,480,687
Allied Capital Corp., 6.88%[b]	996,817	25,578,324
Apollo Investment Corp., 6.63%	794,538	20,618,261
Ares Management LP Series A, 7.00%	1,140,186	29,644,836
Bank of New York Mellon Corp. (The), 5.20%	2,584,819	66,791,723
Charles Schwab Corp. (The), 5.95%	1,931,102	52,564,596
Charles Schwab Corp. (The) Series B, 6.00%	1,225,577	32,293,954
Charles Schwab Corp. (The) Series C, 6.00%[b]	1,754,226	48,293,842
Goldman Sachs Group Inc. (The), 5.95%	1,927,001	49,851,516
Goldman Sachs Group Inc. (The), 6.50%[b]	2,393,314	61,197,039
Goldman Sachs Group Inc. (The) Series A, 3.75%[a]	1,578,543	35,706,643
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,656,480	43,267,258
Goldman Sachs Group Inc. (The) Series D, 4.00%[a]	4,369,057	102,017,481
Goldman Sachs Group Inc. (The) Series J, 5.50%[a]	4,756,474	127,521,068
Goldman Sachs Group Inc. (The) Series K, 6.38%[a]	2,902,162	84,220,741
Goldman Sachs Group Inc. (The) Series N, 6.30%	2,089,338	56,621,060
KKR & Co. LP Series A, 6.75%[b]	1,002,697	27,153,035
KKR Financial Holdings LLC, 8.38%	1,219,092	31,111,228
KKR Financial Holdings LLC Series A, 7.38%	1,684,571	45,011,737

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2016

Security	Shares	Value
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%	1,540,497	$38,527,830
Merrill Lynch Capital Trust I Series K, 6.45%[a,b]	4,431,767	114,827,083
Merrill Lynch Capital Trust III, 7.38%[a,b]	3,155,404	82,576,923
Morgan Stanley, 6.88%[a]	3,380,147	99,477,726
Morgan Stanley Series A, 4.00%[a,b]	3,539,727	85,838,380
Morgan Stanley Series E, 7.13%[a]	3,580,675	105,665,719
Morgan Stanley Series G, 6.63%	1,895,466	52,921,411
Morgan Stanley Series I, 6.38%[a]	2,519,629	70,222,060
Northern Trust Corp. Series C, 5.85%[b]	1,220,106	33,174,682
Raymond James Financial Inc., 6.90%	1,593,216	41,216,498
State Street Corp., 6.00%	3,471,246	92,959,968
State Street Corp. Series C, 5.25%	2,415,420	61,544,901
State Street Corp. Series D, 5.90%[a]	3,469,803	96,425,825
State Street Corp. Series G, 5.35%[a]	2,025,338	54,299,312

		1,993,623,347
COMMERCIAL SERVICES & SUPPLIES — 0.57%
Pitney Bowes Inc., 6.70%	1,836,712	48,930,008
Stericycle Inc., 5.25%[d]	792,914	52,546,411

		101,476,419
CONSUMER FINANCE — 2.54%
Capital One Financial Corp. Series B, 6.00%	3,979,052	102,540,170
Capital One Financial Corp. Series C, 6.25%	2,424,585	65,366,812
Capital One Financial Corp. Series D, 6.70%[b]	2,438,802	68,603,500
Capital One Financial Corp. Series F, 6.20%	2,431,892	65,636,765
Capital One Financial Corp. Series G, 5.20%	2,040,406	52,030,353
Discover Financial Services Series B, 6.50%	2,537,425	66,176,044
Navient Corp., 6.00%	1,306,924	30,124,598

		450,478,242

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.33%
Citigroup Capital XIII, 7.12%[a]	9,470,344	$249,448,861
General Electric Co., 4.88%	3,565,865	91,785,365
General Electric Co., 4.88%	2,772,588	72,669,532

		413,903,758
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.70%
Frontier Communications Corp. Series A, 11.13%[d]	1,998,113	167,661,662
Qwest Corp., 7.00%[b]	2,235,610	57,253,972
Qwest Corp., 7.00%[b]	1,717,539	45,102,574
Qwest Corp., 7.50%	1,247,413	31,858,928

		301,877,136
ELECTRIC UTILITIES — 3.04%
Duke Energy Corp., 5.13%	2,162,141	56,777,823
FPL Group Capital Trust I, 5.88%	1,302,047	33,462,608
NextEra Energy Capital Holdings Inc., 5.00%	1,955,556	49,944,900
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,720,447	44,095,057
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,530,834	39,097,500
NextEra Energy Capital Holdings Inc. Series I, 5.13%[b]	2,167,776	55,169,899
PPL Capital Funding Inc. Series B, 5.90%	1,998,793	52,648,208
SCE Trust I, 5.63%	2,037,044	52,127,956
SCE Trust II, 5.10%	1,758,772	44,760,747
SCE Trust III, 5.75%[a]	1,192,277	35,911,383
SCE Trust IV Series J, 5.38%[a,b]	1,347,908	39,102,811
SCE Trust V Series K, 5.45%[a,b]	1,244,765	36,957,073

		540,055,965
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.99%
American Capital Agency Corp., 8.00%	825,788	21,528,293
American Capital Agency Corp. Series B, 7.75%	847,765	21,745,172

SCHEDULES OF INVESTMENTS	13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2016

Security	Shares	Value
American Homes 4 Rent Series D, 6.50%[b]	934,903	$25,027,353
American Tower Corp., 5.50%[d]	1,442,173	158,047,739
Annaly Capital Management Inc. Series C, 7.63%	1,361,415	34,716,082
Annaly Capital Management Inc. Series D, 7.50%	2,032,797	51,328,124
Annaly Capital Management Inc. Series E, 7.63%	1,369,252	34,655,768
Ashford Hospitality Trust Inc. Series D, 8.45%	984,366	25,061,958
Boston Properties Inc., 5.25%	1,010,009	26,835,939
Capstead Mortgage Corp. Series E, 7.50%	764,386	19,300,747
CBL & Associates Properties Inc. Series D, 7.38%	1,993,459	49,856,410
CBL & Associates Properties Inc. Series E, 6.63%[b]	456,361	11,527,679
Colony Capital Inc., 7.13%	1,275,651	31,610,632
Colony Capital Inc. Series A, 8.50%	1,185,867	30,417,489
Crown Castle International Corp. Series A, 4.50%[d]	1,014,914	114,705,580
CYS Investments Inc. Series B, 7.50%	945,171	22,882,590
Digital Realty Trust Inc. Series F, 6.63%	837,760	21,639,341
Digital Realty Trust Inc. Series G, 5.88%	1,161,758	29,764,240
Digital Realty Trust Inc. Series H, 7.38%	1,592,602	43,780,629
Digital Realty Trust Inc. Series I, 6.35%	1,056,337	28,183,071
DuPont Fabros Technology Inc. Series C, 6.63%[b]	835,755	23,643,509
Equity Commonwealth, 5.75%	817,684	21,055,363
General Growth Properties Inc. Series A, 6.38%	1,126,303	29,171,248
Hersha Hospitality Trust Series D, 6.50%	727,611	18,474,043
Hospitality Properties Trust Series D, 7.13%	1,350,399	34,259,623
Invesco Mortgage Capital Inc. Series A, 7.75%	460,437	11,524,738

Security	Shares	Value
Invesco Mortgage Capital Inc. Series B, 7.75%[a]	809,722	$20,607,425
Kimco Realty Corp. Series I, 6.00%[b]	1,757,780	45,473,769
Kimco Realty Corp. Series J, 5.50%[b]	1,023,600	26,367,936
Kimco Realty Corp. Series K, 5.63%[b]	820,816	21,259,134
LaSalle Hotel Properties Series J, 6.30%	623,282	15,980,950
MFA Financial Inc. Series B, 7.50%	938,316	24,114,721
National Retail Properties Inc. Series D, 6.63%	1,295,888	33,278,404
National Retail Properties Inc. Series E, 5.70%	1,318,106	33,796,238
NorthStar Realty Finance Corp. Series B, 8.25%	1,533,337	38,885,426
NorthStar Realty Finance Corp. Series C, 8.88%	629,441	16,069,629
NorthStar Realty Finance Corp. Series E, 8.75%	1,133,528	28,904,964
Pebblebrook Hotel Trust Series D, 6.38%	518,768	13,908,170
PS Business Parks Inc. Series S, 6.45%	1,030,510	26,226,480
PS Business Parks Inc. Series T, 6.00%	1,536,836	39,250,791
PS Business Parks Inc. Series U, 5.75%[b]	1,033,723	26,359,937
Public Storage Series A, 5.88%	834,778	22,572,397
Public Storage Series B, 5.13%	1,247,461	32,945,445
Public Storage Series C, 5.40%	829,045	21,654,655
Public Storage Series S, 5.90%	1,991,110	50,633,927
Public Storage Series T, 5.75%	1,921,753	49,196,877
Public Storage Series U, 5.63%	1,251,743	32,044,621
Public Storage Series V, 5.38%	2,131,619	54,249,704

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2016

Security	Shares	Value
Public Storage Series W, 5.20%[b]	2,163,787	$55,479,499
Public Storage Series X, 5.20%[b]	1,019,387	26,269,603
Public Storage Series Y, 6.38%	1,252,800	35,028,288
Public Storage Series Z, 6.00%	1,208,362	33,181,621
Realty Income Corp. Series F, 6.63%[b]	1,770,122	46,111,678
Resource Capital Corp., 8.25%	416,671	9,520,932
Resource Capital Corp., 8.63%[a]	626,415	14,125,658
Senior Housing Properties Trust, 5.63%[b]	1,602,240	40,712,918
SL Green Realty Corp. Series I, 6.50%[b]	1,059,764	27,967,172
Sunstone Hotel Investors Inc. Series E, 6.95%	469,370	12,799,720
Ventas Realty LP/Ventas Capital Corp., 5.45%[b]	1,171,600	31,234,856
VEREIT Inc. Series F, 6.70%	4,564,004	121,585,067
Vornado Realty Trust Series K, 5.70%	1,316,810	33,644,495
Vornado Realty Trust Series L, 5.40%	1,309,542	33,367,130
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,387,860	36,792,169
Welltower Inc., 6.50%[d]	1,509,906	100,484,244
Welltower Inc., 6.50%[b]	1,313,645	34,154,770

		2,306,984,780
FOOD PRODUCTS — 1.58%
CHS Inc., 6.75%[a]	2,135,841	61,149,128
CHS Inc., 8.00%[b]	1,336,437	44,409,802
CHS Inc. Series 1, 7.88%	1,894,857	56,125,664
CHS Inc. Series 2, 7.10%[a]	1,865,174	55,880,613
CHS Inc. Series 4, 7.50%	2,153,495	63,592,707

		281,157,914
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
Dynegy Inc. Series A, 5.38%[d]	434,697	19,896,082

		19,896,082

Security	Shares	Value
INSURANCE — 8.86%
Aegon NV, 6.38%	4,165,032	$105,958,414
Aegon NV, 6.50%	2,079,590	53,715,810
Aegon NV, 8.00%	2,229,749	59,534,298
Aegon NV Series 1, 4.00%[a]	1,087,979	27,188,595
Aflac Inc., 5.50%[b]	2,292,600	60,708,048
Allstate Corp. (The), 5.10%[a]	2,188,983	59,781,126
Allstate Corp. (The), 5.63%[b]	1,299,869	34,706,502
Allstate Corp. (The) Series C, 6.75%	1,709,771	46,471,576
Allstate Corp. (The) Series E, 6.63%	3,202,702	86,985,386
Allstate Corp. (The) Series F, 6.25%[b]	1,147,623	31,433,394
American Financial Group Inc./OH, 6.38%	1,059,977	27,538,202
AmTrust Financial Services Inc. Series D, 7.50%	842,603	21,781,288
AmTrust Financial Services Inc. Series E, 7.75%	609,533	16,390,342
Arch Capital Group Ltd. Series C, 6.75%	1,524,805	39,065,504
Argo Group U.S. Inc., 6.50%	747,436	19,388,490
Aspen Insurance Holdings Ltd., 5.95%[a]	1,203,263	35,075,116
Aspen Insurance Holdings Ltd., 7.40%[a]	551,874	13,973,450
Assured Guaranty Municipal Holdings Inc., 6.25%	1,068,820	28,163,407
Aviva PLC, 8.25%	1,773,103	45,249,589
Axis Capital Holdings Ltd. Series C, 6.88%	1,781,300	45,636,906
Axis Capital Holdings Ltd. Series D, 5.50%	1,039,002	27,201,072
Endurance Specialty Holdings Ltd. Series C, 6.35%	962,421	26,947,788
Hartford Financial Services Group Inc. (The), 7.88%[a]	2,613,999	82,471,668
Maiden Holdings Ltd., 7.13%	707,928	18,491,079
MetLife Inc. Series A, 4.00%[a]	2,580,947	65,685,101
National General Holdings Corp. Series B, 7.50%[b]	714,981	18,639,555
PartnerRe Ltd. Series G, 6.50%	808,657	23,087,157
PartnerRe Ltd. Series H, 7.25%	1,403,308	42,155,372
PartnerRe Ltd. Series I, 5.88%	1,023,912	28,085,906

SCHEDULES OF INVESTMENTS	15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2016

Security	Shares	Value
Protective Life Corp., 6.00%	375,635	$9,736,459
Protective Life Corp., 6.25%	1,294,917	33,421,808
Prudential Financial Inc., 5.70%	3,153,146	82,454,768
Prudential Financial Inc., 5.75%[b]	2,599,938	68,664,363
Prudential PLC, 6.50%	1,291,406	34,596,767
Prudential PLC, 6.75%	1,072,575	28,047,836
Reinsurance Group of America Inc., 6.20%[a]	1,808,405	51,937,392
RenaissanceRe Holdings Ltd. Series E, 5.38%	1,321,975	34,503,548
Selective Insurance Group Inc., 5.88%	882,683	23,179,256
Validus Holdings Ltd. Series A, 5.88%	623,284	15,931,139

		1,573,983,477
MACHINERY — 0.47%
Stanley Black & Decker Inc., 5.75%	3,243,130	83,607,891

		83,607,891
MARINE — 0.21%
Seaspan Corp. Series D, 7.95%	570,874	14,243,306
Seaspan Corp. Series E, 8.25%	568,456	14,205,716
Seaspan Corp. Series G, 8.20%	369,219	9,215,706

		37,664,728
MEDIA — 0.20%
Comcast Corp., 5.00%[b]	1,332,182	35,569,259

		35,569,259
METALS & MINING — 0.51%
Alcoa Inc. Series 1, 5.38%[d]	2,736,496	89,456,054

		89,456,054
MORTGAGE REAL ESTATE INVESTMENT — 0.12%
Apollo Commercial Real Estate Finance Inc. Series C, 8.00%	834,673	21,192,348

		21,192,348
MULTI-UTILITIES — 0.17%
DTE Energy Co., 6.50%	1,199,812	30,679,193

		30,679,193

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.84%
Blueknight Energy Partners LP Series A, 11.00%[a]	58,065	$468,875
GasLog Ltd. Series A, 8.75%	478,143	12,063,548
Hess Corp., 8.00%[d]	1,194,135	78,609,907
Kinder Morgan Inc/DE Series A, 9.75%b,d	3,330,510	166,758,636
NuStar Logistics LP, 7.63%[a]	1,761,732	45,012,253
Southwestern Energy Co. Series B, 6.25%(d)	3,578,516	112,973,750
Targa Resources Partners LP Series A, 9.00%[a]	509,799	13,708,495
Teekay Offshore Partners LP Series A, 7.25%	748,569	15,517,835
Teekay Offshore Partners LP Series B, 8.50%	517,732	11,415,991
WPX Energy Inc. Series A, 6.25%[d]	762,524	47,421,367

		503,950,657
PHARMACEUTICALS — 2.43%
Allergan PLC Series A, 5.50%[d]	526,027	432,199,564

		432,199,564
WIRELESS TELECOMMUNICATION SERVICES — 1.59%
T-Mobile U.S. Inc., 5.50%[d]	2,076,270	162,094,399
Telephone & Data Systems Inc., 5.88%	930,720	23,472,758
Telephone & Data Systems Inc., 6.88%	1,009,671	26,029,318
Telephone & Data Systems Inc., 7.00%[b]	1,285,256	33,249,573
U.S. Cellular Corp., 6.95%	1,439,376	37,869,983

		282,716,031

TOTAL PREFERRED STOCKS (Cost: $16,923,610,469)		17,114,676,810

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2016

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.65%

MONEY MARKET FUNDS — 3.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	37,930,435	37,930,435
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	610,685,250	610,685,250

		648,615,685

TOTAL SHORT-TERM INVESTMENTS
(Cost: $648,615,685)		648,615,685

Value

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $17,572,226,154)[h]	$17,763,292,495
Other Assets, Less Liabilities — 0.01%	1,147,446

NET ASSETS — 100.00%	$17,764,439,941

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Convertible preferred stock.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $17,589,060,585. Net unrealized appreciation was $174,231,910, of which $607,019,894 represented gross unrealized appreciation on securities and $432,787,984 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The) Series P, 6.13%	5,328,103	1,207,476	(68,180)	6,467,399	$188,654,029	$4,355,255	$101,516
PNC Financial Services Group Inc. (The) Series Q, 5.38%	1,882,951	417,228	(40,215)	2,259,964	57,651,682	1,411,554	40,981

					$246,305,711	$5,766,809	$142,497

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred stocks	$17,114,676,810	$—	$—	$17,114,676,810
Money market funds	648,615,685	—	—	648,615,685

Total	$17,763,292,495	$—	$—	$17,763,292,495

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

ASSETS
Investments, at cost:
Unaffiliated	$103,171,587	$16,685,456,924
Affiliated (Note 2)	524	886,769,230

Total cost of investments	$103,172,111	$17,572,226,154

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$96,085,551	$16,868,371,099
Affiliated (Note 2)	524	894,921,396

Total fair value of investments	96,086,075	17,763,292,495
Foreign currency, at value[b]	292,658	—
Cash	—	14,270,325
Receivables:
Due from custodian (Note 4)	416,344	—
Dividends and interest	279,384	49,742,809
Capital shares sold	—	859,103

Total Assets	97,074,461	17,828,164,732

LIABILITIES
Payables:
Investment securities purchased	416,344	16,363,952
Collateral for securities on loan (Note 1)	—	37,930,435
Capital shares redeemed	—	2,582,642
Investment advisory fees (Note 2)	43,784	6,847,762

Total Liabilities	460,128	63,724,791

NET ASSETS	$96,614,333	$17,764,439,941

Net assets consist of:
Paid-in capital	$118,467,045	$17,891,492,994
Undistributed net investment income	535,236	73,181,883
Accumulated net realized loss	(15,297,990)	(391,301,277)
Net unrealized appreciation (depreciation)	(7,089,958)	191,066,341

NET ASSETS	$96,614,333	$17,764,439,941

Shares outstanding[c]	5,950,000	450,250,000

Net asset value per share	$16.24	$39.45

[a]	Securities on loan with values of $ — and $36,767,028, respectively. See Note 1.
[b]	Cost of foreign currency: $293,530 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,302,251	$503,271,508
Dividends — affiliated (Note 2)	266	6,171,153
Securities lending income — affiliated — net (Note 2)	1,399	2,389,542

Total investment income	2,303,916	511,832,203

EXPENSES
Investment advisory fees (Note 2)	239,103	38,455,682

Total expenses	239,103	38,455,682

Net investment income	2,064,813	473,376,521

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,309,459)	28,998,342
Investments — affiliated (Note 2)	—	(734)
In-kind redemptions — unaffiliated	(1,548,537)	10,002,534
In-kind redemptions — affiliated (Note 2)	—	143,231
Foreign currency transactions	(26,477)	(4)
Realized gain distributions from affiliated funds	—	402

Net realized gain (loss)	(6,884,473)	39,143,771

Net change in unrealized appreciation/depreciation on:
Investments	3,138,237	106,011,026
Translation of assets and liabilities in foreign currencies	(4,718)	—

Net change in unrealized appreciation/depreciation	3,133,519	106,011,026

Net realized and unrealized gain (loss)	(3,750,954)	145,154,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,686,141)	$618,531,318

[a]	Net of foreign withholding tax of $262,539 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statement of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares U.S. Preferred Stock ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,064,813	$2,057,390	$473,376,521	$783,691,600
Net realized gain (loss)	(6,884,473)	(14,606,328)	39,143,771	(193,362,530)
Net change in unrealized appreciation/depreciation	3,133,519	(3,797,993)	106,011,026	(208,995,830)

Net increase (decrease) in net assets resulting from operations	(1,686,141)	(16,346,931)	618,531,318	381,333,240

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,542,617)	(2,091,091)	(436,291,424)	(787,195,406)

Total distributions to shareholders	(1,542,617)	(2,091,091)	(436,291,424)	(787,195,406)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	126,664,605	89,942,776	3,164,221,005	2,868,480,005
Cost of shares redeemed	(51,577,066)	(81,294,738)	(141,062,964)	(982,352,261)

Net increase in net assets from capital share transactions	75,087,539	8,648,038	3,023,158,041	1,886,127,744

INCREASE (DECREASE) IN NET ASSETS	71,858,781	(9,789,984)	3,205,397,935	1,480,265,578

NET ASSETS
Beginning of period	24,755,552	34,545,536	14,559,042,006	13,078,776,428

End of period	$96,614,333	$24,755,552	$17,764,439,941	$14,559,042,006

Undistributed net investment income included in net assets at end of period	$535,236	$13,040	$73,181,883	$36,096,786

SHARES ISSUED AND REDEEMED
Shares sold	7,650,000	4,300,000	79,900,000	73,300,000
Shares redeemed	(3,250,000)	(4,450,000)	(3,600,000)	(25,750,000)

Net increase (decrease) in shares outstanding	4,400,000	(150,000)	76,300,000	47,550,000

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$15.97	$20.32	$23.87	$26.79	$25.90	$24.80

Income from investment operations:
Net investment income[b]	0.39	0.83	0.89	1.03	1.11	0.50
Net realized and unrealized gain (loss)[c]	0.24	(4.20)	(3.54)	(2.45)	0.86	0.81

Total from investment operations	0.63	(3.37)	(2.65)	(1.42)	1.97	1.31

Less distributions from:
Net investment income	(0.36)	(0.98)	(0.90)	(1.40)	(1.08)	(0.21)
Net realized gain	—	—	—	(0.10)	—	—

Total distributions	(0.36)	(0.98)	(0.90)	(1.50)	(1.08)	(0.21)

Net asset value, end of period	$16.24	$15.97	$20.32	$23.87	$26.79	$25.90

Total return	3.97%[d]	(16.73)%	(11.52)%	(5.35)%	7.80%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$96,614	$24,756	$34,546	$29,833	$148,692	$95,841
Ratio of expenses to average net assets[e]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	4.75%	4.56%	3.88%	4.10%	4.24%	5.22%
Portfolio turnover rate[f]	18%	32%	47%	60%	91%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$38.93	$40.07	$39.03	$40.45	$38.93	$39.66

Income from investment operations:
Net investment income[a]	1.15	2.24	2.35	2.39	2.53	2.53
Net realized and unrealized gain (loss)[b]	0.44	(1.13)	1.12	(1.25)	1.34	(0.90)

Total from investment operations	1.59	1.11	3.47	1.14	3.87	1.63

Less distributions from:
Net investment income	(1.07)	(2.25)	(2.43)	(2.56)	(2.35)	(2.36)

Total distributions	(1.07)	(2.25)	(2.43)	(2.56)	(2.35)	(2.36)

Net asset value, end of period	$39.45	$38.93	$40.07	$39.03	$40.45	$38.93

Total return	4.13%[c]	2.92%	9.19%	3.13%	10.29%	4.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,764,440	$14,559,042	$13,078,776	$9,067,762	$11,914,777	$8,438,495
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	5.80%	5.74%	5.94%	6.18%	6.40%	6.66%
Portfolio turnover rate[e]	14%	15%	13%	35%	32%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
U.S. Preferred Stock	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Preferred Stock
Barclays Capital Inc.	$2,273,154	$2,273,154	$—
Citigroup Global Markets Inc.	285,152	285,152	—
Deutsche Bank Securities Inc.	53,823	53,823	—
Goldman Sachs & Co.	668,590	668,590	—
Jefferies LLC	54,900	54,900	—
JPMorgan Securities LLC	19,089,481	19,089,481	—
Merrill Lynch, Pierce, Fenner & Smith	1,321,023	1,321,023	—
Morgan Stanley & Co. LLC	2,792,405	2,792,405	—
National Financial Services LLC	1,322,635	1,322,635	—
Timber Hill LLC	210,497	210,497	—
UBS Securities LLC	1,206,315	1,206,315	—
Wells Fargo Securities LLC	7,489,053	7,489,053	—

	$36,767,028	$36,767,028	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $111 billion
0.4116	[a]	Over $111 billion, up to and including $141 billion
0.3910	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares U.S. Preferred Stock ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$456
U.S. Preferred Stock	954,808

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$27,768,036	$14,840,401
U.S. Preferred Stock	2,433,650,139	2,295,949,014

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$113,432,627	$51,139,526
U.S. Preferred Stock	2,747,698,106	121,849,082

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
International Preferred Stock	$5,567,522	$—	$5,567,522
U.S. Preferred Stock	185,046,280	36,566,326	221,612,606

[a]	Must be utilized prior to losses subject to expiration.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares International Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Agreements, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s Peer Group contained only four comparison funds identified by Broadridge, excluding iShares funds. The Board also noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA and BIL or their Affiliates — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

II. iShares U.S. Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock	$0.358276	$—	$—	$0.358276	100%	—%	—%	100%
U.S. Preferred Stock	0.871839	—	0.202292	1.074131	81	—	19	100

SUPPLEMENTAL INFORMATION	39

Notes:

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-309-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Fund Performance Overview

iSHARES® CORE S&P 500 ETF

Performance as of September 30, 2016

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 6.37%, net of fees, while the total return for the Index was 6.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.37%	15.39%	15.43%	15.37%	15.39%	15.43%
5 Years	16.30%	16.29%	16.37%	112.74%	112.63%	113.44%
10 Years	7.19%	7.18%	7.24%	100.15%	99.96%	101.14%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.70	$0.36	$1,000.00	$1,024.70	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	21.24%
Health Care	14.68
Financials	12.78
Consumer Discretionary	12.53
Consumer Staples	9.89
Industrials	9.73
Energy	7.27
Utilities	3.28
Real Estate	3.06
Materials	2.90
Telecommunication Services	2.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	3.24%
Microsoft Corp.	2.39
Exxon Mobil Corp.	1.93
Amazon.com Inc.	1.75
Johnson & Johnson	1.72
Facebook Inc. Class A	1.59
Berkshire Hathaway Inc. Class B	1.46
General Electric Co.	1.41
AT&T Inc.	1.33
JPMorgan Chase & Co.	1.28

TOTAL	18.10%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE S&P MID-CAP ETF

Performance as of September 30, 2016

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 8.25%, net of fees, while the total return for the Index was 8.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.25%	15.24%	15.33%	15.25%	15.24%	15.33%
5 Years	16.39%	16.38%	16.50%	113.58%	113.52%	114.59%
10 Years	8.99%	9.00%	9.11%	136.60%	136.69%	139.22%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.50	$0.63	$1,000.00	$1,024.50	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	17.96%
Financials	15.01
Industrials	14.21
Real Estate	11.88
Consumer Discretionary	11.65
Health Care	8.16
Materials	7.25
Utilities	5.56
Consumer Staples	4.25
Energy	3.90
Telecommunication Services	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

IDEXX Laboratories Inc.	0.66%
WhiteWave Foods Co. (The)	0.64
Ingredion Inc.	0.63
Duke Realty Corp.	0.63
ResMed Inc.	0.60
Synopsys Inc.	0.59
CDK Global Inc.	0.57
Alexandria Real Estate Equities Inc.	0.56
Regency Centers Corp.	0.53
ANSYS Inc.	0.53

TOTAL	5.94%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of September 30, 2016

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 10.93%, net of fees, while the total return for the Index was 10.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.14%	18.13%	18.12%	18.14%	18.13%	18.12%
5 Years	17.82%	17.83%	17.86%	127.03%	127.10%	127.39%
10 Years	8.64%	8.64%	8.71%	129.00%	129.01%	130.43%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,109.30	$0.63	$1,000.00	$1,024.50	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Industrials	18.23%
Financials	16.29
Information Technology	16.24
Consumer Discretionary	13.59
Health Care	12.38
Real Estate	6.78
Materials	5.78
Utilities	3.42
Energy	3.25
Consumer Staples	3.03
Telecommunication Services	1.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Piedmont Natural Gas Co. Inc.	0.74%
Take-Two Interactive Software Inc.	0.59
PDC Energy Inc.	0.57
RR Donnelley & Sons Co.	0.50
B&G Foods Inc.	0.50
Blackbaud Inc.	0.48
Medidata Solutions Inc.	0.47
ALLETE Inc.	0.45
U.S. Silica Holdings Inc.	0.45
Spire Inc.	0.45

TOTAL	5.20%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of September 30, 2016

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 7.17%, net of fees, while the total return for the Index was 7.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.31%	15.36%	15.31%	15.31%	15.36%	15.31%
5 Years	16.30%	16.30%	16.40%	112.73%	112.77%	113.69%
10 Years	7.29%	7.28%	7.43%	102.12%	101.92%	104.68%

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.70	$0.16	$1,000.00	$1,024.90	$0.15	0.03%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	20.65%
Health Care	14.12
Financials	13.39
Consumer Discretionary	12.83
Industrials	10.29
Consumer Staples	8.76
Energy	6.63
Real Estate	4.30
Utilities	3.32
Materials	3.31
Telecommunication Services	2.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	2.66%
Microsoft Corp.	1.96
Exxon Mobil Corp.	1.59
Amazon.com Inc.	1.44
Johnson & Johnson	1.42
Facebook Inc. Class A	1.30
Berkshire Hathaway Inc. Class B	1.20
General Electric Co.	1.16
AT&T Inc.	1.09
JPMorgan Chase & Co.	1.06

TOTAL	14.88%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	3,299,066	$335,185,105	0.42%
Other securities[a]		1,303,953,283	1.64

		1,639,138,388	2.06
AIR FREIGHT & LOGISTICS
Other securities[a]		583,457,659	0.73

		583,457,659	0.73
AIRLINES
Other securities[a]		409,031,875	0.51

		409,031,875	0.51
AUTO COMPONENTS
Other securities[a]		335,319,214	0.42

		335,319,214	0.42
AUTOMOBILES
Other securities[a]		430,905,062	0.54

		430,905,062	0.54
BANKS
Bank of America Corp.	43,253,648	676,919,591	0.85
Citigroup Inc.	12,314,614	581,619,219	0.73
JPMorgan Chase & Co.	15,309,569	1,019,464,200	1.28
PNC Financial Services Group Inc. (The)[b]	2,082,898	187,648,281	0.24
Wells Fargo & Co.	19,247,248	852,268,141	1.07
Other securities[a]		950,207,124	1.19

		4,268,126,556	5.36
BEVERAGES
Coca-Cola Co. (The)	16,464,365	696,771,927	0.88
PepsiCo Inc.	6,099,957	663,492,323	0.83
Other securities[a]		403,287,458	0.51

		1,763,551,708	2.22
BIOTECHNOLOGY
AbbVie Inc.	6,902,692	435,352,784	0.55
Amgen Inc.	3,171,980	529,117,984	0.66
Celgene Corp.[c]	3,285,383	343,421,085	0.43
Gilead Sciences Inc.	5,593,466	442,555,030	0.56
Other securities[a]		627,402,962	0.79

		2,377,849,845	2.99

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$113,941,295	0.14%

		113,941,295	0.14
CAPITAL MARKETS
BlackRock Inc.[b]	517,147	187,445,102	0.24
Other securities[a]		1,831,596,990	2.30

		2,019,042,092	2.54
CHEMICALS
Other securities[a]		1,651,047,514	2.08

		1,651,047,514	2.08
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		243,739,690	0.31

		243,739,690	0.31
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	21,318,735	676,230,274	0.85
Other securities[a]		176,182,634	0.22

		852,412,908	1.07
CONSTRUCTION & ENGINEERING
Other securities[a]		74,800,055	0.09

		74,800,055	0.09
CONSTRUCTION MATERIALS
Other securities[a]		112,314,363	0.14

		112,314,363	0.14
CONSUMER FINANCE
Other securities[a]		574,897,970	0.72

		574,897,970	0.72
CONTAINERS & PACKAGING
Other securities[a]		276,018,492	0.35

		276,018,492	0.35
DISTRIBUTORS
Other securities[a]		109,566,146	0.14

		109,566,146	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		21,480,260	0.03

		21,480,260	0.03
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc,d	8,047,535	1,162,627,382	1.46
Other securities[a]		26,177,220	0.03

		1,188,804,602	1.49

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	26,075,564	$1,058,928,654	1.33%
Verizon Communications Inc.	17,277,620	898,090,688	1.13
Other securities[a]		141,399,490	0.18

		2,098,418,832	2.64
ELECTRIC UTILITIES
Other securities[a]		1,633,122,498	2.05

		1,633,122,498	2.05
ELECTRICAL EQUIPMENT
Other securities[a]		438,715,108	0.55

		438,715,108	0.55
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		304,240,500	0.38

		304,240,500	0.38
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	5,894,555	463,547,805	0.58
Other securities[a]		388,834,592	0.49

		852,382,397	1.07
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		2,395,527,906	3.01

		2,395,527,906	3.01
FOOD & STAPLES RETAILING
CVS Health Corp.	4,519,232	402,166,456	0.51
Wal-Mart Stores Inc.	6,424,380	463,326,285	0.58
Other securities[a]		839,149,634	1.05

		1,704,642,375	2.14
FOOD PRODUCTS
Other securities[a]		1,364,179,691	1.71

		1,364,179,691	1.71
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	5,857,429	506,081,865	0.64
Other securities[a]		1,701,152,030	2.13

		2,207,233,895	2.77
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	4,036,771	565,147,940	0.71
Other securities[a]		1,498,432,883	1.88

		2,063,580,823	2.59

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$78,669,068	0.10%

		78,669,068	0.10
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	3,617,042	417,261,965	0.52
Starbucks Corp.	6,216,304	336,550,699	0.42
Other securities[a]		526,633,487	0.67

		1,280,446,151	1.61
HOUSEHOLD DURABLES
Other securities[a]		390,657,994	0.49

		390,657,994	0.49
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)[d]	11,311,647	1,015,220,318	1.28
Other securities[a]		593,454,312	0.74

		1,608,674,630	2.02
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		50,843,941	0.06

		50,843,941	0.06
INDUSTRIAL CONGLOMERATES
3M Co.	2,561,789	451,464,075	0.57
General Electric Co.	37,982,634	1,125,045,619	1.41
Honeywell International Inc.	3,225,029	376,006,131	0.47
Other securities[a]		78,381,266	0.10

		2,030,897,091	2.55
INSURANCE
Other securities[a]		2,097,549,112	2.64

		2,097,549,112	2.64
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	1,667,790	1,396,457,245	1.75
Other securities[a]		578,904,369	0.73

		1,975,361,614	2.48
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac,d	1,249,714	1,004,845,039	1.26
Alphabet Inc. Class Cc	1,252,487	973,545,620	1.22
Facebook Inc. Class Ac,d	9,845,972	1,262,942,828	1.59
Other securities[a]		376,441,505	0.48

		3,617,774,992	4.55

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	3,686,778	$585,644,685	0.74%
MasterCard Inc. Class A	4,064,505	413,644,674	0.52
Visa Inc. Class A	7,995,759	661,249,269	0.83
Other securities[a]		1,338,534,395	1.68

		2,999,073,023	3.77
LEISURE PRODUCTS
Other securities[a]		81,673,104	0.10

		81,673,104	0.10
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		570,918,544	0.72

		570,918,544	0.72
MACHINERY
Other securities[a]		1,144,951,763	1.44

		1,144,951,763	1.44
MEDIA
Comcast Corp. Class A	10,182,631	675,515,741	0.85
Walt Disney Co. (The)	6,266,856	581,940,248	0.73
Other securities[a]		1,061,878,101	1.33

		2,319,334,090	2.91
METALS & MINING
Other securities[a]		267,882,816	0.34

		267,882,816	0.34
MULTI-UTILITIES
Other securities[a]		868,234,473	1.09

		868,234,473	1.09
MULTILINE RETAIL
Other securities[a]		430,425,371	0.54

		430,425,371	0.54
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	7,996,118	822,960,465	1.03
Exxon Mobil Corp.	17,575,771	1,534,013,293	1.93
Other securities[a]		2,565,599,905	3.23

		4,922,573,663	6.19
PERSONAL PRODUCTS
Other securities[a]		89,841,974	0.11

		89,841,974	0.11

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Allergan PLC[c]	1,678,265	$386,521,212	0.49%
Bristol-Myers Squibb Co.	7,082,056	381,864,460	0.48
Johnson & Johnson	11,596,140	1,369,852,018	1.72
Merck & Co. Inc.	11,720,487	731,475,594	0.92
Pfizer Inc.	25,709,593	870,783,915	1.09
Other securities[a]		618,752,651	0.78

		4,359,249,850	5.48
PROFESSIONAL SERVICES
Other securities[a]		240,334,882	0.30

		240,334,882	0.30
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		35,427,437	0.04

		35,427,437	0.04
ROAD & RAIL
Union Pacific Corp.	3,530,379	344,317,864	0.43
Other securities[a]		331,009,900	0.42

		675,327,764	0.85
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	20,052,617	756,986,292	0.95
QUALCOMM Inc.	6,246,167	427,862,440	0.54
Other securities[a]		1,430,057,960	1.80

		2,614,906,692	3.29
SOFTWARE
Microsoft Corp.	33,028,931	1,902,466,426	2.39
Oracle Corp.	12,756,359	501,069,782	0.63
Other securities[a]		1,062,862,483	1.34

		3,466,398,691	4.36
SPECIALTY RETAIL
Home Depot Inc. (The)	5,237,054	673,904,109	0.85
Other securities[a]		1,290,648,102	1.62

		1,964,552,211	2.47
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	22,839,152	2,581,966,134	3.24
Other securities[a]		434,418,318	0.55

		3,016,384,452	3.79
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		615,185,459	0.77

		615,185,459	0.77

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TOBACCO
Altria Group Inc.	8,281,538	$523,641,648	0.66%
Philip Morris International Inc.	6,575,392	639,259,610	0.80
Other securities[a]		165,448,501	0.21

		1,328,349,759	1.67
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		132,818,647	0.17

		132,818,647	0.17
WATER UTILITIES
Other securities[a]		56,435,871	0.07

		56,435,871	0.07

TOTAL COMMON STOCKS
(Cost: $72,605,691,723)		79,438,644,848	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	1,094,362,416	1,094,362,416	1.38
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	50,833,721	50,833,721	0.06

		1,145,196,137	1.44

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,145,196,137)		1,145,196,137	1.44

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $73,750,887,860)[h]	$80,583,840,985	101.25%
Other Assets, Less Liabilities	(996,611,478)	(1.25)

NET ASSETS	$79,587,229,507	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $74,823,859,996. Net unrealized appreciation was $5,759,980,989, of which $10,024,078,321 represented gross unrealized appreciation on securities and $4,264,097,332 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	498,816	71,640	(53,309)	517,147	$187,445,102	$2,351,461	$3,479,851
PNC Financial Services Group Inc. (The)	1,980,082	284,493	(181,677)	2,082,898	187,648,281	2,121,714	1,519,204

					$375,093,383	$4,473,175	$4,999,055

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	1,146	Dec. 2016	Chicago Mercantile	$123,943,860	$123,790,920	$(152,940)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$79,438,644,848	$—	$—	$79,438,644,848
Money market funds	1,145,196,137	—	—	1,145,196,137

Total	$80,583,840,985	$—	$—	$80,583,840,985

Derivative financial instruments[a]:
Liabilities:
Futures contracts	(152,940)	—	—	(152,940)

Total	$(152,940)	$—	$—	$(152,940)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Huntington Ingalls Industries Inc.	922,136	$141,474,105	0.47%
Other securities[a]		453,232,058	1.52

		594,706,163	1.99
AIRLINES
Other securities[a]		109,944,583	0.37

		109,944,583	0.37
AUTO COMPONENTS
Other securities[a]		143,407,816	0.48

		143,407,816	0.48
AUTOMOBILES
Other securities[a]		79,696,009	0.27

		79,696,009	0.27
BANKS
Signature Bank/New York NYb	1,057,914	125,309,913	0.42
Other securities[a]		1,614,796,922	5.40

		1,740,106,835	5.82
BEVERAGES
Other securities[a]		27,811,569	0.09

		27,811,569	0.09
BIOTECHNOLOGY
Other securities[a]		101,141,424	0.34

		101,141,424	0.34
BUILDING PRODUCTS
AO Smith Corp.	1,461,042	144,336,339	0.48
Other securities[a]		121,075,940	0.41

		265,412,279	0.89
CAPITAL MARKETS
FactSet Research Systems Inc.	801,168	129,869,333	0.43
MarketAxess Holdings Inc.	741,504	122,785,647	0.41
MSCI Inc.	1,864,900	156,539,706	0.52
Raymond James Financial Inc.	2,485,132	144,659,534	0.48
SEI Investments Co.	2,670,493	121,801,186	0.41
Other securities[a]		388,182,649	1.30

		1,063,838,055	3.55

Security	Shares	Value	% of Net Assets
CHEMICALS
Ashland Global Holdings Inc.	1,224,310	$141,958,745	0.47%
RPM International Inc.	2,623,781	140,949,515	0.47
Valspar Corp. (The)	1,437,285	152,452,820	0.51
Other securities[a]		456,043,516	1.53

		891,404,596	2.98
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		376,658,215	1.26

		376,658,215	1.26
COMMUNICATIONS EQUIPMENT
Other securities[a]		446,535,560	1.49

		446,535,560	1.49
CONSTRUCTION & ENGINEERING
Other securities[a]		354,001,865	1.18

		354,001,865	1.18
CONSTRUCTION MATERIALS
Other securities[a]		73,610,239	0.25

		73,610,239	0.25
CONSUMER FINANCE
Other securities[a]		63,115,098	0.21

		63,115,098	0.21
CONTAINERS & PACKAGING
Packaging Corp. of America	1,857,099	150,907,865	0.50
Other securities[a]		361,935,391	1.21

		512,843,256	1.71
DISTRIBUTORS
Other securities[a]		78,297,343	0.26

		78,297,343	0.26
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		207,324,931	0.69

		207,324,931	0.69
ELECTRIC UTILITIES
OGE Energy Corp.	3,935,602	124,443,735	0.42
Westar Energy Inc.	2,793,249	158,516,881	0.53
Other securities[a]		304,516,747	1.01

		587,477,363	1.96
ELECTRICAL EQUIPMENT
Other securities[a]		221,164,355	0.74

		221,164,355	0.74

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Trimble Navigation Ltd.[b,c]	4,910,771	$140,251,620	0.47%
Other securities[a]		1,070,652,563	3.58

		1,210,904,183	4.05
ENERGY EQUIPMENT & SERVICES
Other securities[a]		454,753,905	1.52

		454,753,905	1.52
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.[c]	1,536,605	167,136,526	0.56
American Campus Communities Inc.	2,571,202	130,797,046	0.44
Camden Property Trust[c]	1,722,721	144,260,657	0.48
Duke Realty Corp.[c]	6,911,984	188,904,523	0.63
Kilroy Realty Corp.[c]	1,816,579	125,979,754	0.42
Mid-America Apartment Communities Inc.[c]	1,488,658	139,918,965	0.47
National Retail Properties Inc.[c]	2,897,147	147,319,925	0.49
Omega Healthcare Investors Inc.[c]	3,812,412	135,150,005	0.45
Regency Centers Corp.[c]	2,059,208	159,568,028	0.53
Other securities[a]		2,074,947,219	6.94

		3,413,982,648	11.41
FOOD & STAPLES RETAILING
Other securities[a]		189,502,277	0.63

		189,502,277	0.63
FOOD PRODUCTS
Ingredion Inc.	1,422,433	189,268,935	0.63
WhiteWave Foods Co. (The)[b]	3,491,801	190,058,728	0.64
Other securities[a]		472,322,789	1.58

		851,650,452	2.85
GAS UTILITIES
Atmos Energy Corp.	2,046,599	152,410,228	0.51
UGI Corp.	3,414,225	154,459,539	0.52
Other securities[a]		338,910,708	1.13

		645,780,475	2.16

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[b,c]	1,482,892	$139,021,125	0.46%
IDEXX Laboratories Inc.[b]	1,764,467	198,908,365	0.66
ResMed Inc.[c]	2,772,713	179,644,075	0.60
STERIS PLC	1,697,726	124,103,771	0.41
Teleflex Inc.	867,857	145,843,369	0.49
Other securities[a]		432,207,378	1.46

		1,219,728,083	4.08
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		609,704,141	2.04

		609,704,141	2.04
HEALTH CARE TECHNOLOGY
Other securities[a]		48,529,685	0.16

		48,529,685	0.16
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	951,087	144,422,561	0.48
Other securities[a]		599,811,456	2.01

		744,234,017	2.49
HOUSEHOLD DURABLES
Other securities[a]		489,135,872	1.63

		489,135,872	1.63
HOUSEHOLD PRODUCTS
Other securities[a]		61,071,903	0.20

		61,071,903	0.20
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		23,602,131	0.08

		23,602,131	0.08
INDUSTRIAL CONGLOMERATES
Carlisle Companies Inc.	1,273,483	130,621,151	0.44

		130,621,151	0.44
INSURANCE
Alleghany Corp.[b]	290,856	152,705,217	0.51
Everest Re Group Ltd.	814,142	154,662,556	0.52
Reinsurance Group of America Inc.	1,262,590	136,283,965	0.46
Other securities[a]		989,155,561	3.30

		1,432,807,299	4.79

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		$25,104,168	0.08%

		25,104,168	0.08
INTERNET SOFTWARE & SERVICES
Other securities[a]		195,470,662	0.65

		195,470,662	0.65
IT SERVICES
Broadridge Financial Solutions Inc.	2,330,937	158,014,219	0.53
Computer Sciences Corp.	2,767,576	144,495,143	0.48
Gartner Inc.[b]	1,628,345	144,027,115	0.48
Jack Henry & Associates Inc.	1,547,755	132,410,440	0.44
Leidos Holdings Inc.	2,801,310	121,240,697	0.41
Other securities[a]		479,938,537	1.60

		1,180,126,151	3.94
LEISURE PRODUCTS
Other securities[a]		225,158,305	0.75

		225,158,305	0.75
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		297,564,549	0.99

		297,564,549	0.99
MACHINERY
IDEX Corp.	1,500,369	140,389,527	0.47
Wabtec Corp./DE	1,776,139	145,021,749	0.48
Other securities[a]		1,141,872,210	3.82

		1,427,283,486	4.77
MARINE
Other securities[a]		66,096,406	0.22

		66,096,406	0.22
MEDIA
Other securities[a]		405,424,402	1.35

		405,424,402	1.35
METALS & MINING
Other securities[a]		589,895,808	1.97

		589,895,808	1.97
MULTI-UTILITIES
Other securities[a]		297,957,931	1.00

		297,957,931	1.00
MULTILINE RETAIL
Other securities[a]		97,888,523	0.33

		97,888,523	0.33

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		$711,667,981	2.38%

		711,667,981	2.38
PAPER & FOREST PRODUCTS
Other securities[a]		98,764,958	0.33

		98,764,958	0.33
PERSONAL PRODUCTS
Other securities[a]		141,219,911	0.47

		141,219,911	0.47
PHARMACEUTICALS
Other securities[a]		161,588,477	0.54

		161,588,477	0.54
PROFESSIONAL SERVICES
Other securities[a]		169,338,086	0.57

		169,338,086	0.57
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		136,253,766	0.45

		136,253,766	0.45
ROAD & RAIL
Other securities[a]		313,083,154	1.05

		313,083,154	1.05
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		741,233,023	2.48

		741,233,023	2.48
SOFTWARE
ANSYS Inc.[b]	1,718,859	159,183,532	0.53
Cadence Design Systems Inc.[b]	5,761,483	147,090,661	0.49
CDK Global Inc.	2,958,849	169,719,579	0.57
Synopsys Inc.[b,c]	2,982,368	177,003,541	0.59
Other securities[a]		737,192,444	2.47

		1,390,189,757	4.65
SPECIALTY RETAIL
Other securities[a]		736,946,899	2.46

		736,946,899	2.46
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		202,486,502	0.68

		202,486,502	0.68
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		249,748,154	0.83

		249,748,154	0.83

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp. Inc.[c]	9,599,222	$136,596,929	0.46%
Other securities[a]		47,687,352	0.16

		184,284,281	0.62
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		217,243,244	0.73

		217,243,244	0.73
WATER UTILITIES
Other securities[a]		106,509,099	0.36

		106,509,099	0.36
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		49,941,483	0.17

		49,941,483	0.17

TOTAL COMMON STOCKS
(Cost: $28,177,100,563)		29,882,974,942	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	1,655,510,621	1,655,510,621	5.53
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	66,572,347	66,572,347	0.22

		1,722,082,968	5.75

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,722,082,968)		1,722,082,968	5.75

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $29,899,183,531)[g]	$31,605,057,910	105.63%
Other Assets, Less Liabilities	(1,685,357,210)	(5.63)

NET ASSETS	$29,919,700,700	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $30,400,149,659. Net unrealized appreciation was $1,204,908,251, of which $3,621,134,987 represented gross unrealized appreciation on securities and $2,416,226,736 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	222	Dec. 2016	Chicago Mercantile	$33,941,802	$34,401,120	$459,318

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,882,957,642	$17,300	$—	$29,882,974,942
Money market funds	1,722,082,968	—	—	1,722,082,968

Total	$31,605,040,610	$17,300	$—	$31,605,057,910

Derivative financial instruments[a]:
Assets:
Futures contracts	$459,318	$—	$—	$459,318

Total	$459,318	$—	$—	$459,318

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$299,673,259	1.42%

		299,673,259	1.42
AIR FREIGHT & LOGISTICS
Other securities[a]		140,362,270	0.66

		140,362,270	0.66
AIRLINES
Hawaiian Holdings Inc.[b]	1,718,592	83,523,571	0.40
Other securities[a]		98,977,556	0.46

		182,501,127	0.86
AUTO COMPONENTS
Drew Industries Inc.	790,140	77,449,523	0.37
Other securities[a]		282,796,542	1.34

		360,246,065	1.71
AUTOMOBILES
Other securities[a]		20,188,294	0.10

		20,188,294	0.10
BANKS
First Financial Bankshares Inc.[c]	2,103,456	76,649,937	0.36
Home BancShares Inc./ARc	3,961,977	82,448,741	0.39
Pinnacle Financial Partners Inc.	1,394,520	75,415,642	0.36
Sterling Bancorp./DE	4,201,753	73,530,677	0.35
Texas Capital Bancshares Inc.[b,c]	1,471,712	80,826,423	0.38
UMB Financial Corp.	1,408,004	83,705,838	0.40
United Bankshares Inc./WVc	2,151,170	81,034,574	0.38
Wintrust Financial Corp.	1,660,927	92,297,713	0.44
Other securities[a]		1,318,011,968	6.24

		1,963,921,513	9.30
BIOTECHNOLOGY
Other securities[a]		279,168,102	1.32

		279,168,102	1.32
BUILDING PRODUCTS
Other securities[a]		412,538,108	1.95

		412,538,108	1.95

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Interactive Brokers Group Inc. Class A	2,176,162	$76,753,234	0.36%
Other securities[a]		216,169,306	1.03

		292,922,540	1.39
CHEMICALS
Balchem Corp.	1,012,324	78,485,480	0.37
Chemours Co. (The)	5,829,490	93,271,840	0.44
HB Fuller Co.	1,611,010	74,863,635	0.35
Other securities[a]		429,308,508	2.04

		675,929,463	3.20
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.[c]	2,324,024	91,984,870	0.44
RR Donnelley & Sons Co.	6,698,709	105,303,706	0.50
Other securities[a]		648,678,887	3.06

		845,967,463	4.00
COMMUNICATIONS EQUIPMENT
Lumentum Holdings Inc.[b,c]	1,762,621	73,624,679	0.35
Other securities[a]		237,044,462	1.12

		310,669,141	1.47
CONSTRUCTION & ENGINEERING
Other securities[a]		78,307,108	0.37

		78,307,108	0.37
CONSTRUCTION MATERIALS
Other securities[a]		61,885,976	0.29

		61,885,976	0.29
CONSUMER FINANCE
FirstCash Inc.	1,526,513	71,868,232	0.34
Other securities[a]		134,200,748	0.64

		206,068,980	0.98
CONTAINERS & PACKAGING
Other securities[a]		8,994,718	0.04

		8,994,718	0.04
DISTRIBUTORS
Other securities[a]		54,992,020	0.26

		54,992,020	0.26
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		75,606,528	0.36

		75,606,528	0.36

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$201,952,099	0.96%

		201,952,099	0.96
ELECTRIC UTILITIES
ALLETE Inc.	1,596,533	95,185,298	0.45
Other securities[a]		61,562,462	0.29

		156,747,760	0.74
ELECTRICAL EQUIPMENT
Other securities[a]		119,493,828	0.57

		119,493,828	0.57
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Coherent Inc.[b,c]	780,741	86,303,110	0.41
Littelfuse Inc.	719,038	92,619,285	0.44
Other securities[a]		779,218,148	3.68

		958,140,543	4.53
ENERGY EQUIPMENT & SERVICES
U.S. Silica Holdings Inc.[c]	2,039,952	94,980,165	0.45
Other securities[a]		274,365,022	1.30

		369,345,187	1.75
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust[c]	2,575,228	93,326,263	0.44
CoreSite Realty Corp.[c]	1,098,407	81,326,054	0.38
Kite Realty Group Trust	2,702,292	74,907,534	0.35
PS Business Parks Inc.[c]	632,485	71,831,322	0.34
Retail Opportunity Investments Corp.[c]	3,490,947	76,661,196	0.36
Other securities[a]		995,755,978	4.73

		1,393,808,347	6.60
FOOD & STAPLES RETAILING
Other securities[a]		108,363,786	0.51

		108,363,786	0.51
FOOD PRODUCTS
B&G Foods Inc.[c]	2,135,295	105,013,808	0.50
Other securities[a]		265,263,111	1.25

		370,276,919	1.75
GAS UTILITIES
Piedmont Natural Gas Co. Inc.	2,614,916	156,999,557	0.74

Security	Shares	Value	% of Net Assets
South Jersey Industries Inc.	2,575,092	$76,093,969	0.36%
Spire Inc.	1,475,349	94,038,745	0.45
Other securities[a]		53,188,153	0.25

		380,320,424	1.80
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	1,166,499	90,963,592	0.43
Integra LifeSciences Holdings Corp.[b,c]	963,093	79,503,327	0.38
Masimo Corp.[b]	1,411,446	83,966,923	0.40
Other securities[a]		631,590,754	2.98

		886,024,596	4.19
HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.	520,403	73,413,251	0.35
Other securities[a]		633,992,182	3.00

		707,405,433	3.35
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	1,765,869	98,464,855	0.47
Other securities[a]		154,182,027	0.73

		252,646,882	1.20
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		579,820,316	2.74

		579,820,316	2.74
HOUSEHOLD DURABLES
Other securities[a]		361,235,001	1.71

		361,235,001	1.71
HOUSEHOLD PRODUCTS
Other securities[a]		86,927,878	0.41

		86,927,878	0.41
INDUSTRIAL CONGLOMERATES
Other securities[a]		26,654,715	0.13

		26,654,715	0.13
INSURANCE
ProAssurance Corp.	1,721,718	90,355,761	0.43
RLI Corp.	1,221,431	83,497,023	0.40
Other securities[a]		451,807,717	2.13

		625,660,501	2.96
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		65,361,951	0.31

		65,361,951	0.31

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
INTERNET SOFTWARE & SERVICES
LogMeIn Inc.[c]	812,207	$73,415,391	0.35%
Other securities[a]		253,854,053	1.20

		327,269,444	1.55
IT SERVICES
CACI International Inc. Class Ab	787,718	79,480,746	0.38
Other securities[a]		305,964,750	1.44

		385,445,496	1.82
LEISURE PRODUCTS
Other securities[a]		99,282,496	0.47

		99,282,496	0.47
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		86,454,695	0.41

		86,454,695	0.41
MACHINERY
Other securities[a]		1,040,149,256	4.92

		1,040,149,256	4.92
MARINE
Other securities[a]		55,108,856	0.26

		55,108,856	0.26
MEDIA
Other securities[a]		135,420,203	0.64

		135,420,203	0.64
METALS & MINING
Other securities[a]		215,873,025	1.02

		215,873,025	1.02
MULTI-UTILITIES
Avista Corp.	2,061,541	86,151,798	0.41

		86,151,798	0.41
MULTILINE RETAIL
Other securities[a]		19,014,050	0.09

		19,014,050	0.09
OIL, GAS & CONSUMABLE FUELS
Carrizo Oil & Gas Inc.[b,c]	1,775,754	72,131,127	0.34
PDC Energy Inc.[b,c]	1,808,697	121,291,221	0.57
Other securities[a]		123,299,731	0.59

		316,722,079	1.50
PAPER & FOREST PRODUCTS
Other securities[a]		256,074,956	1.21

		256,074,956	1.21

Security	Shares	Value	% of Net Assets
PERSONAL PRODUCTS
Other securities[a]		$31,196,232	0.15%

		31,196,232	0.15
PHARMACEUTICALS
Medicines Co. (The)[b,c]	2,241,140	84,580,624	0.40
Nektar Therapeutics[b,c]	4,391,532	75,446,520	0.36
Other securities[a]		240,761,818	1.14

		400,788,962	1.90
PROFESSIONAL SERVICES
Other securities[a]		367,174,468	1.74

		367,174,468	1.74
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		66,472,319	0.31

		66,472,319	0.31
ROAD & RAIL
Other securities[a]		157,169,322	0.74

		157,169,322	0.74
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
MKS Instruments Inc.	1,722,378	85,653,858	0.41
Other securities[a]		545,317,237	2.58

		630,971,095	2.99
SOFTWARE
Blackbaud Inc.	1,524,701	101,148,664	0.48
Take-Two Interactive Software Inc.[b,c]	2,775,607	125,124,364	0.59
Other securities[a]		453,252,754	2.15

		679,525,782	3.22
SPECIALTY RETAIL
Other securities[a]		815,338,529	3.86

		815,338,529	3.86
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Electronics For Imaging Inc.[b,c]	1,509,327	73,836,277	0.35
Other securities[a]		59,292,053	0.28

		133,128,330	0.63
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	3,189,727	73,459,413	0.35
Other securities[a]		207,643,225	0.98

		281,102,638	1.33
THRIFTS & MORTGAGE FINANCE
Other securities[a]		316,916,616	1.50

		316,916,616	1.50

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TOBACCO
Other securities[a]		$42,928,226	0.20%

		42,928,226	0.20
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		121,450,571	0.57

		121,450,571	0.57
WATER UTILITIES
Other securities[a]		97,236,926	0.46

		97,236,926	0.46
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		11,819,186	0.06

		11,819,186	0.06

TOTAL COMMON STOCKS
(Cost: $18,767,700,492)		21,096,314,397	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	1,687,595,899	1,687,595,899	7.99
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	18,628,121	18,628,121	0.09

		1,706,224,020	8.08

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,706,224,020)		1,706,224,020	8.08

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $20,473,924,512)[g]	$22,802,538,417	107.93%
Other Assets, Less Liabilities	(1,675,446,422)	(7.93)

NET ASSETS	$21,127,091,995	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $20,966,475,347. Net unrealized appreciation was $1,836,063,070, of which $3,428,248,854 represented gross unrealized appreciation on securities and $1,592,185,784 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	280	Dec. 2016	ICE Markets Equity	$34,446,144	$34,952,400	$506,256

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$21,096,310,907	$—	$3,490	$21,096,314,397
Money market funds	1,706,224,020	—	—	1,706,224,020

Total	$22,802,534,927	$—	$3,490	$22,802,538,417

Derivative financial instruments[a]:
Assets:
Futures contracts	$506,256	$—	$—	$506,256

Total	$506,256	$—	$—	$506,256

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	160,948	$16,352,317	0.35%
Other securities[a]		76,566,264	1.61

		92,918,581	1.96
AIR FREIGHT & LOGISTICS
Other securities[a]		30,378,753	0.64

		30,378,753	0.64
AIRLINES
Other securities[a]		23,059,006	0.49

		23,059,006	0.49
AUTO COMPONENTS
Other securities[a]		25,449,006	0.54

		25,449,006	0.54
AUTOMOBILES
Other securities[a]		26,628,005	0.56

		26,628,005	0.56
BANKS
Bank of America Corp.	2,130,111	33,336,237	0.70
Citigroup Inc.	607,731	28,703,135	0.61
JPMorgan Chase & Co.	750,605	49,982,787	1.06
PNC Financial Services Group Inc. (The)[b]	102,966	9,276,207	0.20
Wells Fargo & Co.	945,363	41,860,674	0.88
Other securities[a]		97,782,347	2.06

		260,941,387	5.51
BEVERAGES
Coca-Cola Co. (The)	804,599	34,050,630	0.72
PepsiCo Inc.	297,870	32,399,320	0.68
Other securities[a]		21,234,652	0.45

		87,684,602	1.85
BIOTECHNOLOGY
AbbVie Inc.	338,827	21,369,819	0.45
Amgen Inc.	154,748	25,813,514	0.55
Celgene Corp.[c]	162,205	16,955,289	0.36
Gilead Sciences Inc.	272,887	21,590,819	0.46
Other securities[a]		68,472,282	1.44

		154,201,723	3.26
BUILDING PRODUCTS
Other securities[a]		14,501,801	0.31

		14,501,801	0.31

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	25,990	$9,420,335	0.20%
Other securities[a]		109,467,586	2.31

		118,887,921	2.51
CHEMICALS
Other securities[a]		102,471,073	2.17

		102,471,073	2.17
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		25,136,749	0.53

		25,136,749	0.53
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,042,227	33,059,440	0.70
Other securities[a]		21,858,340	0.46

		54,917,780	1.16
CONSTRUCTION & ENGINEERING
Other securities[a]		9,724,505	0.21

		9,724,505	0.21
CONSTRUCTION MATERIALS
Other securities[a]		6,965,528	0.15

		6,965,528	0.15
CONSUMER FINANCE
Other securities[a]		34,208,292	0.72

		34,208,292	0.72
CONTAINERS & PACKAGING
Other securities[a]		22,929,633	0.48

		22,929,633	0.48
DISTRIBUTORS
Other securities[a]		6,514,468	0.14

		6,514,468	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		6,864,288	0.15

		6,864,288	0.15
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	392,963	56,771,365	1.20
Other securities[a]		2,845,369	0.06

		59,616,734	1.26
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,270,810	51,607,594	1.09
Verizon Communications Inc.	843,403	43,840,088	0.93
Other securities[a]		12,840,425	0.27

		108,288,107	2.29

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
Other securities[a]		$90,586,484	1.91%

		90,586,484	1.91
ELECTRICAL EQUIPMENT
Other securities[a]		27,414,921	0.58

		27,414,921	0.58
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		37,476,731	0.79

		37,476,731	0.79
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	289,735	22,784,760	0.48
Other securities[a]		30,870,029	0.65

		53,654,789	1.13
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	13,765	214,459	0.00
Other securities[a]		207,816,500	4.40

		208,030,959	4.40
FOOD & STAPLES RETAILING
CVS Health Corp.	220,475	19,620,070	0.41
Wal-Mart Stores Inc.	315,459	22,750,903	0.48
Other securities[a]		46,537,504	0.99

		88,908,477	1.88
FOOD PRODUCTS
Other securities[a]		82,191,707	1.74

		82,191,707	1.74
GAS UTILITIES
Other securities[a]		9,597,263	0.20

		9,597,263	0.20
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	289,616	25,022,822	0.53
Other securities[a]		109,064,209	2.30

		134,087,031	2.83
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	198,809	27,833,260	0.59
Other securities[a]		90,060,230	1.90

		117,893,490	2.49
HEALTH CARE TECHNOLOGY
Other securities[a]		9,230,535	0.19

		9,230,535	0.19

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	176,463	$20,356,772	0.43%
Starbucks Corp.	301,871	16,343,296	0.35
Other securities[a]		56,431,455	1.19

		93,131,523	1.97
HOUSEHOLD DURABLES
Other securities[a]		27,704,575	0.59

		27,704,575	0.59
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)[d]	549,851	49,349,127	1.04
Other securities[a]		31,438,780	0.67

		80,787,907	1.71
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		5,562,054	0.12

		5,562,054	0.12
INDUSTRIAL CONGLOMERATES
3M Co.	125,757	22,162,156	0.47
General Electric Co.	1,855,918	54,972,291	1.16
Honeywell International Inc.	158,761	18,509,945	0.39
Other securities[a]		5,340,918	0.11

		100,985,310	2.13
INSURANCE
Other securities[a]		137,294,573	2.90

		137,294,573	2.90
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	81,274	68,051,533	1.44
Other securities[a]		33,551,795	0.71

		101,603,328	2.15
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	60,942	49,001,025	1.04
Alphabet Inc. Class Cc	61,367	47,699,955	1.01
Facebook Inc. Class Ac	480,630	61,650,410	1.30
Other securities[a]		40,539,423	0.85

		198,890,813	4.20
IT SERVICES
International Business Machines Corp.	180,163	28,618,893	0.60
MasterCard Inc. Class A	198,298	20,180,787	0.43
Visa Inc. Class A	390,081	32,259,699	0.68

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
Other securities[a]		$93,056,239	1.97%

		174,115,618	3.68
LEISURE PRODUCTS
Other securities[a]		7,429,687	0.16

		7,429,687	0.16
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		38,671,507	0.82

		38,671,507	0.82
MACHINERY
Other securities[a]		84,824,795	1.79

		84,824,795	1.79
MARINE
Other securities[a]		1,007,249	0.02

		1,007,249	0.02
MEDIA
Comcast Corp. Class A	495,222	32,853,027	0.69
Walt Disney Co. (The)	305,745	28,391,481	0.60
Other securities[a]		77,805,001	1.65

		139,049,509	2.94
METALS & MINING
Other securities[a]		21,194,209	0.45

		21,194,209	0.45
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		164,027	0.00

		164,027	0.00
MULTI-UTILITIES
Other securities[a]		46,007,180	0.97

		46,007,180	0.97
MULTILINE RETAIL
Other securities[a]		23,154,592	0.49

		23,154,592	0.49
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	392,994	40,446,942	0.85
Exxon Mobil Corp.	859,549	75,021,437	1.59
Other securities[a]		143,788,389	3.04

		259,256,768	5.48
PAPER & FOREST PRODUCTS
Other securities[a]		2,883,531	0.06

		2,883,531	0.06
PERSONAL PRODUCTS
Other securities[a]		8,456,057	0.18

		8,456,057	0.18

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Bristol-Myers Squibb Co.	351,860	$18,972,291	0.40%
Eli Lilly & Co.	205,413	16,486,447	0.35
Johnson & Johnson	567,319	67,017,393	1.42
Merck & Co. Inc.	576,565	35,983,422	0.76
Pfizer Inc.	1,262,368	42,756,404	0.90
Other securities[a]		30,855,365	0.65

		212,071,322	4.48
PROFESSIONAL SERVICES
Other securities[a]		20,959,885	0.44

		20,959,885	0.44
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		6,169,494	0.13

		6,169,494	0.13
ROAD & RAIL
Union Pacific Corp.	173,805	16,951,202	0.36
Other securities[a]		22,134,040	0.47

		39,085,242	0.83
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	977,997	36,919,387	0.78
QUALCOMM Inc.	304,994	20,892,089	0.44
Other securities[a]		88,952,869	1.88

		146,764,345	3.10
SOFTWARE
Microsoft Corp.	1,612,436	92,876,314	1.96
Oracle Corp.	625,409	24,566,065	0.52
Other securities[a]		93,872,020	1.99

		211,314,399	4.47
SPECIALTY RETAIL
Home Depot Inc. (The)	256,149	32,961,253	0.70
Other securities[a]		78,877,933	1.66

		111,839,186	2.36
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,113,701	125,903,898	2.66
Other securities[a]		24,938,401	0.53

		150,842,299	3.19
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		36,283,346	0.77

		36,283,346	0.77

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
Other securities[a]		$9,332,985	0.20%

		9,332,985	0.20
TOBACCO
Altria Group Inc.	400,865	25,346,694	0.54
Philip Morris International Inc.	322,535	31,356,853	0.66
Other securities[a]		8,825,685	0.18

		65,529,232	1.38
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		14,316,360	0.30

		14,316,360	0.30
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,282,812	0.03

		1,282,812	0.03
WATER UTILITIES
Other securities[a]		5,043,165	0.11

		5,043,165	0.11
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		4,803,265	0.10

		4,803,265	0.10

TOTAL COMMON STOCKS
(Cost: $4,186,011,906)		4,719,172,478	99.73

WARRANTS

ENERGY EQUIPMENT & SERVICES
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	156,129,571	156,129,571	3.30
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	3,834,005	3,834,005	0.08

		159,963,576	3.38

TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,963,576)		159,963,576	3.38

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,345,975,482)[h]	$4,879,136,054	103.11%
Other Assets, Less Liabilities	(147,038,581)	(3.11)

NET ASSETS	$4,732,097,473	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $4,418,749,808. Net unrealized appreciation was $460,386,246, of which $602,179,005 represented gross unrealized appreciation on securities and $141,792,759 represented gross unrealized depreciation on securities.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	21,371	5,461	(842)	25,990	$9,420,335	$110,506	$110,265
PNC Financial Services Group Inc. (The)	84,858	21,428	(3,320)	102,966	9,276,207	96,069	59,697
PennyMac Mortgage Investment Trust	—	14,122	(357)	13,765	214,459	5,887	38

					$18,911,001	$212,462	$170,000

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	91	Dec. 2016	Chicago Mercantile	$9,791,787	$9,829,820	$38,033
S&P MidCap 400 E-Mini	8	Dec. 2016	Chicago Mercantile	1,242,238	1,239,680	(2,558)

				Net unrealized appreciation		$35,475

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$4,719,134,490	$15,873	$22,115		$4,719,172,478
Warrants	—	—	0	[a]	0	[a]
Money market funds	159,963,576	—	—		159,963,576

Total	$4,879,098,066	$15,873	$22,115		$4,879,136,054

Derivative financial instruments[b]:
Assets:
Futures contracts	$38,033	$—	$—		$38,033
Liabilities:
Futures contracts	(2,558)	—	—		(2,558)

Total	$35,475	$—	$—		$35,475

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$72,266,432,540	$28,177,100,563	$18,767,700,492
Affiliated (Note 2)	1,484,455,320	1,722,082,968	1,706,224,020

Total cost of investments	$73,750,887,860	$29,899,183,531	$20,473,924,512

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$79,063,551,465	$29,882,974,942	$21,096,314,397
Affiliated (Note 2)	1,520,289,520	1,722,082,968	1,706,224,020

Total fair value of investments	80,583,840,985	31,605,057,910	22,802,538,417
Cash pledged to broker	4,813,800	1,079,100	1,836,010
Cash	9,412,248	—	—
Receivables:
Investment securities sold	5,087,629	—	1,489,736
Due from custodian (Note 4)	2,323,780	—	600,500
Dividends and interest	89,471,997	31,465,063	20,767,401
Capital shares sold	—	571,116	7,077,240
Futures variation margin	681,870	233,522	338,800

Total Assets	80,695,632,309	31,638,406,711	22,834,648,104

LIABILITIES
Payables:
Investment securities purchased	9,228,720	59,968,241	17,906,455
Collateral for securities on loan (Note 1)	1,094,362,416	1,655,510,621	1,687,595,899
Capital shares redeemed	—	284,499	—
Securities related to in-kind transactions (Note 4)	273,386	—	16,028
Investment advisory fees (Note 2)	4,538,280	2,942,650	2,037,727

Total Liabilities	1,108,402,802	1,718,706,011	1,707,556,109

NET ASSETS	$79,587,229,507	$29,919,700,700	$21,127,091,995

Net assets consist of:
Paid-in capital	$73,446,240,056	$28,399,467,237	$18,889,023,773
Undistributed net investment income	29,187,977	17,759,526	10,314,079
Accumulated net realized loss	(720,998,711)	(203,859,760)	(101,366,018)
Net unrealized appreciation	6,832,800,185	1,706,333,697	2,329,120,161

NET ASSETS	$79,587,229,507	$29,919,700,700	$21,127,091,995

Shares outstanding[b]	365,700,000	193,400,000	170,100,000

Net asset value per share	$217.63	$154.70	$124.20

[a]	Securities on loan with values of $1,071,192,315, $1,617,517,092 and $1,646,227,712, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,168,907,623
Affiliated (Note 2)	177,067,859

Total cost of investments	$4,345,975,482

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,700,261,477
Affiliated (Note 2)	178,874,577

Total fair value of investments	4,879,136,054
Cash pledged to broker	479,790
Cash	187,209
Receivables:
Investment securities sold	3,358,250
Due from custodian (Note 4)	3,865
Dividends and interest	5,542,225
Futures variation margin	64,945

Total Assets	4,888,772,338

LIABILITIES
Payables:
Investment securities purchased	429,763
Collateral for securities on loan (Note 1)	156,129,571
Securities related to in-kind transactions (Note 4)	99
Investment advisory fees (Note 2)	115,432

Total Liabilities	156,674,865

NET ASSETS	$4,732,097,473

Net assets consist of:
Paid-in capital	$4,234,877,645
Undistributed net investment income	4,208,235
Accumulated net realized loss	(40,184,454)
Net unrealized appreciation	533,196,047

NET ASSETS	$4,732,097,473

Shares outstanding[b]	95,550,000	[c]

Net asset value per share	$49.52	[c]

[a]	Securities on loan with a value of $151,961,861. See Note 1.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$798,342,528	$261,093,463	$127,554,776
Dividends — affiliated (Note 2)	4,674,555	47,537	24,789
Interest — unaffiliated	12,001	2,119	—
Securities lending income — affiliated — net (Note 2)	2,251,707	3,295,292	9,084,965

Total investment income	805,280,791	264,438,411	136,664,530

EXPENSES
Investment advisory fees (Note 2)	26,264,066	16,959,337	11,303,933

Total expenses	26,264,066	16,959,337	11,303,933

Net investment income	779,016,725	247,479,074	125,360,597

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(83,167,656)	(132,093,045)	(281,842,957)
Investments — affiliated (Note 2)	(415,523)	—	—
In-kind redemptions — unaffiliated	1,386,559,239	721,963,861	775,388,195
In-kind redemptions — affiliated (Note 2)	5,414,578	—	—
Futures contracts	16,766,918	5,438,038	4,201,589
Realized gain distributions from affiliated funds	439	37	77

Net realized gain	1,325,157,995	595,308,891	497,746,904

Net change in unrealized appreciation/depreciation on:
Investments	2,455,329,643	1,360,243,297	1,339,761,204
Futures contracts	(3,520,201)	(1,070,954)	(193,927)

Net change in unrealized appreciation/depreciation	2,451,809,442	1,359,172,343	1,339,567,277

Net realized and unrealized gain	3,776,967,437	1,954,481,234	1,837,314,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,555,984,162	$2,201,960,308	$1,962,674,778

[a]	Net of foreign withholding tax of $ —, $ — and $16,265, respectively.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

iShares Core S&P Total U.S. Stock Market ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$42,972,724
Dividends — affiliated (Note 2)	221,053
Securities lending income — affiliated — net (Note 2)	828,888

Total investment income	44,022,665

EXPENSES
Investment advisory fees (Note 2)	632,974

Total expenses	632,974

Net investment income	43,389,691

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,060,473)
Investments — affiliated (Note 2)	(3,888)
In-kind redemptions — unaffiliated	57,825,201
In-kind redemptions — affiliated (Note 2)	173,888
Futures contracts	763,615
Foreign currency transactions	(3)

Net realized gain	44,698,340

Net change in unrealized appreciation/depreciation on:
Investments	198,217,948
Futures contracts	(233,410)

Net change in unrealized appreciation/depreciation	197,984,538

Net realized and unrealized gain	242,682,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$286,072,569

[a]	Net of foreign withholding tax of $2,968.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$779,016,725	$1,431,123,121	$247,479,074	$388,374,781
Net realized gain	1,325,157,995	2,732,231,955	595,308,891	799,125,780
Net change in unrealized appreciation/depreciation	2,451,809,442	(3,021,855,835)	1,359,172,343	(2,285,744,065)

Net increase (decrease) in net assets resulting from operations	4,555,984,162	1,141,499,241	2,201,960,308	(1,098,243,504)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(749,828,748)	(1,594,214,272)	(248,794,518)	(408,032,284)

Total distributions to shareholders	(749,828,748)	(1,594,214,272)	(248,794,518)	(408,032,284)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,878,907,888	14,490,631,041	4,043,696,885	6,869,705,079
Cost of shares redeemed	(5,199,088,573)	(11,679,768,186)	(2,660,101,059)	(4,641,436,971)

Net increase in net assets from capital share transactions	4,679,819,315	2,810,862,855	1,383,595,826	2,228,268,108

INCREASE IN NET ASSETS	8,485,974,729	2,358,147,824	3,336,761,616	721,992,320

NET ASSETS
Beginning of period	71,101,254,778	68,743,106,954	26,582,939,084	25,860,946,764

End of period	$79,587,229,507	$71,101,254,778	$29,919,700,700	$26,582,939,084

Undistributed net investment income included in net assets at end of period	$29,187,977	$—	$17,759,526	$19,074,970

SHARES ISSUED AND REDEEMED
Shares sold	46,450,000	71,050,000	26,750,000	47,250,000
Shares redeemed	(24,850,000)	(57,650,000)	(17,750,000)	(33,000,000)

Net increase in shares outstanding	21,600,000	13,400,000	9,000,000	14,250,000

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)[a]	Year ended March 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$125,360,597	$236,296,053	$43,389,691	$54,866,467
Net realized gain (loss)	497,746,904	831,119,260	44,698,340	(28,904,057)
Net change in unrealized appreciation/depreciation	1,339,567,277	(1,642,193,669)	197,984,538	14,817,821

Net increase (decrease) in net assets resulting from operations	1,962,674,778	(574,778,356)	286,072,569	40,780,231

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(115,046,518)	(244,297,334)	(41,741,313)	(57,244,775)

Total distributions to shareholders	(115,046,518)	(244,297,334)	(41,741,313)	(57,244,775)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,106,052,215	4,557,741,667	933,654,956	1,606,678,652
Cost of shares redeemed	(2,137,621,323)	(2,612,168,239)	(145,100,545)	(74,016,054)

Net increase in net assets from capital share transactions	1,968,430,892	1,945,573,428	788,554,411	1,532,662,598

INCREASE IN NET ASSETS	3,816,059,152	1,126,497,738	1,032,885,667	1,516,198,054

NET ASSETS
Beginning of period	17,311,032,843	16,184,535,105	3,699,211,806	2,183,013,752

End of period	$21,127,091,995	$17,311,032,843	$4,732,097,473	$3,699,211,806

Undistributed net investment income included in net assets at end of period	$10,314,079	$—	$4,208,235	$2,559,857

SHARES ISSUED AND REDEEMED
Shares sold	34,350,000	40,400,000	18,200,000	34,900,000
Shares redeemed	(17,950,000)	(23,800,000)	(1,950,000)	(1,700,000)

Net increase in shares outstanding	16,400,000	16,600,000	16,250,000	33,200,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$206.63	$207.87	$188.12	$157.51	$141.28	$133.00

Income from investment operations:
Net investment income[a]	2.22	4.28	4.01	3.51	3.20	2.63
Net realized and unrealized gain (loss)[b]	10.88	(0.76)	19.69	30.53	16.14	8.29

Total from investment operations	13.10	3.52	23.70	34.04	19.34	10.92

Less distributions from:
Net investment income	(2.10)	(4.76)	(3.95)	(3.43)	(3.11)	(2.64)

Total distributions	(2.10)	(4.76)	(3.95)	(3.43)	(3.11)	(2.64)

Net asset value, end of period	$217.63	$206.63	$207.87	$188.12	$157.51	$141.28

Total return	6.37%[c]	1.74%[d]	12.66%	21.79%	13.90%	8.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,587,230	$71,101,255	$68,743,107	$54,366,052	$41,031,303	$29,994,594
Ratio of expenses to average net assets[e]	0.07%	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of net investment income to average net assets[e]	2.08%	2.09%	2.00%	2.02%	2.23%	2.05%
Portfolio turnover rate[f]	2%	4%	4%	5%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 1.73%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$144.16	$151.99	$137.47	$115.10	$99.26	$98.72

Income from investment operations:
Net investment income[a]	1.32	2.16	1.99	1.74	1.56	1.07
Net realized and unrealized gain (loss)[b]	10.53	(7.77)	14.51	22.45	15.82	0.62

Total from investment operations	11.85	(5.61)	16.50	24.19	17.38	1.69

Less distributions from:
Net investment income	(1.31)	(2.22)	(1.98)	(1.82)	(1.54)	(1.15)

Total distributions	(1.31)	(2.22)	(1.98)	(1.82)	(1.54)	(1.15)

Net asset value, end of period	$154.70	$144.16	$151.99	$137.47	$115.10	$99.26

Total return	8.25%[c]	(3.67)%	12.09%	21.16%	17.72%	1.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,919,701	$26,582,939	$25,860,947	$20,641,055	$15,187,141	$10,992,618
Ratio of expenses to average net assets[d]	0.12%	0.12%	0.13%	0.14%	0.17%	0.20%
Ratio of net investment income to average net assets[d]	1.75%	1.50%	1.40%	1.39%	1.55%	1.16%
Portfolio turnover rate[e]	8%	15%	15%	11%	9%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$112.63	$118.05	$110.16	$87.17	$76.32	$73.59

Income from investment operations:
Net investment income[a]	0.79	1.61	1.47	1.18	1.28	0.81
Net realized and unrealized gain (loss)[b]	11.49	(5.40)	7.93	22.99	10.87	2.71

Total from investment operations	12.28	(3.79)	9.40	24.17	12.15	3.52

Less distributions from:
Net investment income	(0.71)	(1.63)	(1.51)	(1.18)	(1.30)	(0.79)

Total distributions	(0.71)	(1.63)	(1.51)	(1.18)	(1.30)	(0.79)

Net asset value, end of period	$124.20	$112.63	$118.05	$110.16	$87.17	$76.32

Total return	10.93%[c]	(3.19)%	8.61%	27.84%	16.13%	4.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,127,092	$17,311,033	$16,184,535	$14,254,909	$9,737,264	$7,799,851
Ratio of expenses to average net assets[d]	0.12%	0.12%	0.13%	0.14%	0.17%	0.20%
Ratio of net investment income to average net assets[d]	1.33%	1.44%	1.33%	1.18%	1.66%	1.16%
Portfolio turnover rate[e]	7%	17%	14%	11%	12%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Six months ended Sep. 30, 2016 (Unaudited)[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]	Year ended Mar. 31, 2012[a]
Net asset value, beginning of period	$46.65	$47.35	$42.87	$35.81	$31.99	$30.28

Income from investment operations:
Net investment income[b]	0.50	0.96	0.89	0.78	0.69	0.54
Net realized and unrealized gain (loss)[c]	2.83	(0.73)	4.42	7.01	3.79	1.71

Total from investment operations	3.33	0.23	5.31	7.79	4.48	2.25

Less distributions from:
Net investment income	(0.46)	(0.93)	(0.83)	(0.73)	(0.66)	(0.54)

Total distributions	(0.46)	(0.93)	(0.83)	(0.73)	(0.66)	(0.54)

Net asset value, end of period	$49.52	$46.65	$47.35	$42.87	$35.81	$31.99

Total return	7.17%[d]	0.51%	12.47%	21.93%	14.22%	7.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,732,097	$3,699,212	$2,183,014	$1,187,449	$601,586	$387,099
Ratio of expenses to average net assets[e]	0.03%	0.05%	0.07%	0.07%	0.13%	0.20%
Ratio of net investment income to average net assets[e]	2.06%	2.08%	1.95%	1.96%	2.12%	1.84%
Portfolio turnover rate[f]	3%	14%	4%	5%	5%	5%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core S&P 500
Barclays Capital Inc.	$10,576,929	$10,576,929	$—
BNP Paribas Prime Brokerage Inc.	16,721,768	16,721,768	—
BNP Paribas Prime Brokerage International Ltd.	30,687,028	30,687,028	—
Citigroup Global Markets Inc.	32,764,901	32,764,901	—
Credit Suisse Securities (USA) LLC	5,400,368	5,400,368	—
Deutsche Bank Securities Inc.	219,886,316	219,886,316	—
Goldman Sachs & Co.	96,763,572	96,763,572	—
HSBC Bank PLC	3,377,982	3,377,982	—
Jefferies LLC	4,659,549	4,659,549	—
JPMorgan Securities LLC	167,092,592	167,092,592	—
Merrill Lynch, Pierce, Fenner & Smith	195,630,814	195,630,814	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	165,632,776	165,632,776	—
National Financial Services LLC	2,259,096	2,259,096	—
Nomura Securities International Inc.	2,774,735	2,774,735	—
Scotia Capital (USA) Inc.	24,944,671	24,944,671	—
SG Americas Securities LLC	977	977	—
State Street Bank & Trust Company	52,799,657	52,799,657	—
UBS AG	10,106,775	10,106,775	—
UBS Securities LLC	18,879,202	18,879,202	—
Wells Fargo Securities LLC	10,232,607	10,232,607	—

	$1,071,192,315	$1,071,192,315	$—

Core S&P Mid-Cap
Barclays Capital Inc.	2,367,702	2,367,702	—
BNP Paribas Prime Brokerage International Ltd.	35,534,799	35,534,799	—
Citigroup Global Markets Inc.	42,894,875	42,894,875	—
Credit Suisse Securities (USA) LLC	33,423,840	33,423,840	—
Deutsche Bank Securities Inc.	73,827,947	73,827,947	—
Goldman Sachs & Co.	323,983,449	323,983,449	—
HSBC Bank PLC	22,649,367	22,649,367	—
Jefferies LLC	2,155,202	2,155,202	—
JPMorgan Securities LLC	371,324,398	371,324,398	—
Merrill Lynch, Pierce, Fenner & Smith	155,908,683	155,908,683	—
Mizuho Securities USA Inc.	2,583,273	2,583,273	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	316,205,232	316,205,232	—
National Financial Services LLC	28,811,386	28,811,386	—

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Nomura Securities International Inc.	$3,707,978	$3,707,978	$—
RBC Capital Markets LLC	278,828	278,828	—
Scotia Capital (USA) Inc.	4,082,796	4,082,796	—
SG Americas Securities LLC	256,598	256,598	—
State Street Bank & Trust Company	53,776,531	53,776,531	—
UBS AG	56,789,822	56,789,822	—
UBS Securities LLC	71,045,054	71,045,054	—
Wells Fargo Securities LLC	15,909,332	15,909,332	—

	$1,617,517,092	$1,617,517,092	$—

Core S&P Small-Cap
Barclays Capital Inc.	32,099,464	32,099,464	—
BNP Paribas Prime Brokerage Inc.	13,216,223	13,216,223	—
BNP Paribas Prime Brokerage International Ltd.	70,227,056	70,227,056	—
Citigroup Global Markets Inc.	131,561,650	131,561,650	—
Credit Suisse Securities (USA) LLC	83,966,645	83,966,645	—
Deutsche Bank Securities Inc.	81,889,254	81,889,254	—
Goldman Sachs & Co.	382,078,055	382,078,055	—
HSBC Bank PLC	8,584,064	8,584,064	—
Jefferies LLC	14,340,976	14,340,976	—
JPMorgan Securities LLC	206,796,297	206,796,297	—
Merrill Lynch, Pierce, Fenner & Smith	168,774,352	168,774,352	—
Mizuho Securities USA Inc.	527,610	527,610	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	227,571,824	227,571,824	—
National Financial Services LLC	43,763,751	43,763,751	—
Nomura Securities International Inc.	3,122,228	3,122,228	—
RBC Capital Markets LLC	147,039	147,039	—
Scotia Capital (USA) Inc.	46,766,400	46,766,400	—
SG Americas Securities LLC	5,834,232	5,834,232	—
State Street Bank & Trust Company	16,920,725	16,920,725	—
Timber Hill LLC	205,804	205,804	—
UBS AG	19,339,719	19,339,719	—
UBS Securities LLC	45,336,557	45,336,557	—
Wells Fargo Securities LLC	43,157,787	43,157,787	—

	$1,646,227,712	$1,646,227,712	$—

Core S&P Total U.S. Stock Market
Barclays Capital Inc.	2,082,905	2,082,905	—
BNP Paribas Prime Brokerage Inc.	263,812	263,812	—
BNP Paribas Prime Brokerage International Ltd.	3,982,339	3,982,339	—
Citigroup Global Markets Inc.	8,728,113	8,728,113	—
Credit Suisse Securities (USA) LLC	6,293,448	6,293,448	—
Deutsche Bank Securities Inc.	8,627,788	8,627,788	—
Goldman Sachs & Co.	27,170,722	27,170,722	—
HSBC Bank PLC	110,047	110,047	—

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Jefferies LLC	$484,650	$484,650	$—
JPMorgan Securities LLC	27,376,214	27,376,214	—
Merrill Lynch, Pierce, Fenner & Smith	6,408,269	6,408,269	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	30,926,888	30,926,888	—
National Financial Services LLC	1,014,883	1,014,883	—
Nomura Securities International Inc.	166,349	166,349	—
RBC Capital Markets LLC	369,226	369,226	—
Scotia Capital (USA) Inc.	2,828,637	2,828,637	—
SG Americas Securities LLC	10,191,361	10,191,361	—
State Street Bank & Trust Company	7,621,348	7,621,348	—
Timber Hill LLC	306,040	306,040	—
UBS AG	117,095	117,095	—
UBS Securities LLC	5,045,587	5,045,587	—
Wells Fargo Securities LLC	1,846,140	1,846,140	—

	$151,961,861	$151,961,861	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.07%
Core S&P Mid-Cap	0.12
Core S&P Small-Cap	0.12
Core S&P Total U.S. Stock Market	0.03

Effective October 5, 2016, for its investment advisory services to each of the iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF, BFA will be entitled to an annual investment advisory fee of 0.04%, 0.07% and 0.07%, respectively, based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core S&P 500	$1,023,997
Core S&P Mid-Cap	1,605,676
Core S&P Small-Cap	3,909,337
Core S&P Total U.S. Stock Market	347,073

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$830,967,519	$83,012,292
Core S&P Mid-Cap	379,079,692	492,316,610
Core S&P Small-Cap	143,359,443	221,819,853
Core S&P Total U.S. Stock Market	13,397,445	8,921,762

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$2,241,979,429	$1,716,765,489
Core S&P Mid-Cap	2,648,258,342	2,138,457,121
Core S&P Small-Cap	1,676,748,732	1,341,042,207
Core S&P Total U.S. Stock Market	178,558,890	134,387,522

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$9,828,167,153	$5,167,094,291
Core S&P Mid-Cap	3,915,386,791	2,587,845,161
Core S&P Small-Cap	3,976,493,291	2,094,945,766
Core S&P Total U.S. Stock Market	925,681,736	143,782,726

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a two-for-one stock split for the iShares Core S&P Total U.S. Stock Market ETF, effective after the close of trading on July 22, 2016, for the shareholders of record on July 19, 2016. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$459,318	$506,256	$38,033

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
	iShares Core S&P 500 ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[b]	$(152,940)	$(2,558)

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

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iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Futures contracts	$16,766,918	$5,438,038	$4,201,589	$763,615

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Futures contracts	$(3,520,201)	$(1,070,954)	$(193,927)	$(233,410)

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2016 :

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Average value of contracts purchased	$113,049,223	$40,023,133	$22,392,787	$12,660,952

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core S&P 500	$—	$328,702,036	$559,115,228	$79,675,890	$967,493,154
Core S&P Mid-Cap	180,950,233	—	73,714,203	—	254,664,436
Core S&P Small-Cap	—	—	70,392,345	—	70,392,345
Core S&P Total U.S. Stock Market	—	1,314,526	4,869,583	2,298,724	8,482,833

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	51

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core S&P Total U.S. Stock Market ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$2.083030	$—	$0.017907	$2.100937	99%	—%	1%	100%
Core S&P Mid-Cap	1.254789	—	0.060108	1.314897	95	—	5	100
Core S&P Small-Cap	0.680641	—	0.029778	0.710419	96	—	4	100
Core S&P Total U.S. Stock Market	0.455039	—	0.006644	0.461683	99	—	1	100

SUPPLEMENTAL INFORMATION	59

Notes:

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-302-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NASDAQ
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Fund Performance Overview

iSHARES® GLOBAL 100 ETF

Performance as of September 30, 2016

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 5.80%, net of fees, while the total return for the Index was 5.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.50%	11.45%	11.28%	11.50%	11.45%	11.28%
5 Years	9.98%	10.11%	9.86%	60.91%	61.87%	60.02%
10 Years	3.61%	3.58%	3.45%	42.53%	42.16%	40.43%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.00	$2.06	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	23.01%
Consumer Staples	15.25
Health Care	14.47
Financials	14.34
Energy	10.71
Industrials	7.78
Consumer Discretionary	7.64
Materials	3.30
Telecommunication Services	2.25
Utilities	1.10
Real Estate	0.15

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	60.12%
United Kingdom	11.06
Switzerland	6.47
France	5.61
Germany	5.54
Japan	5.05
Spain	1.73
South Korea	1.73
Netherlands	1.71
Australia	0.74

TOTAL	99.76%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of September 30, 2016

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was -0.20%, net of fees, while the total return for the Index was -1.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.02%	3.13%	1.68%	3.02%	3.13%	1.68%
5 Years	2.50%	2.86%	1.00%	13.15%	15.16%	5.10%
Since Inception	(16.99)%	(16.90)%	(18.16)%	(78.57)%	(78.38)%	(80.92)%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.00	$2.40	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Renewable Electricity	26.74%
Heavy Electrical Equipment	17.52
Electric Utilities	14.84
Semiconductors	11.61
Semiconductor Equipment	10.38
Environmental & Facilities Services	9.97
Independent Power Producers & Energy Traders	3.92
Electrical Components & Equipment	3.43
Oil & Gas Refining & Marketing	0.90
Construction & Engineering	0.69

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

China	29.53%
United States	20.93
Brazil	8.58
Germany	6.37
Austria	6.26
Spain	6.18
Denmark	5.78
New Zealand	5.20
Portugal	4.73
Japan	3.92

TOTAL	97.48%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of September 30, 2016

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 7.41%, net of fees, while the total return for the Index was 7.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.97%	13.85%	13.59%	13.97%	13.85%	13.59%
5 Years	9.00%	9.28%	8.85%	53.89%	55.88%	52.80%
Since Inception	1.33%	1.36%	1.14%	12.36%	12.60%	10.47%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.10	$2.50	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Electric Utilities	25.04%
Oil & Gas Storage & Transportation	20.22
Airport Services	18.47
Highways & Railtracks	17.46
Multi-Utilities	13.32
Marine Ports & Services	4.28
Water Utilities	0.56
Aerospace & Defense	0.27
Gas Utilities	0.20
Independent Power Producers & Energy Traders	0.18

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	38.41%
Spain	9.18
Canada	9.04
Australia	8.69
Italy	6.26
United Kingdom	6.00
France	4.57
China	3.71
Japan	2.78
Mexico	2.27

TOTAL	90.91%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of September 30, 2016

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 7.58%, net of fees, while the total return for the Index was 7.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.72%	14.80%	14.17%	14.72%	14.80%	14.17%
5 Years	9.55%	9.85%	9.17%	57.80%	59.99%	55.08%
Since Inception	2.39%	2.40%	1.83%	21.59%	21.72%	16.21%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.80	$2.50	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Paper Products	36.38%
Paper Packaging	23.65
Specialized REITs	23.39
Forest Products	12.74
Homebuilding	3.84

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/16

Country	Percentage of Total Investments*

United States	44.69%
Japan	11.35
Canada	10.26
Finland	10.10
Brazil	9.40
South Africa	4.09
United Kingdom	4.06
Ireland	3.66
Sweden	2.39

TOTAL	100.00%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.56%

AUSTRALIA — 0.74%
BHP Billiton Ltd.	541,331	$9,270,998
Westfield Corp.	321,126	2,391,067

		11,662,065
FRANCE — 5.58%
AXA SA	325,699	6,932,429
Carrefour SA	97,753	2,533,802
Cie. de Saint-Gobain	87,067	3,764,132
Engie SA	269,828	4,181,579
L’Oreal SA	41,220	7,786,903
LVMH Moet Hennessy Louis Vuitton SE	46,286	7,896,061
Orange SA	388,418	6,080,503
Sanofi	198,429	15,083,349
Schneider Electric SE	99,290	6,924,786
Societe Generale SA	129,916	4,493,868
Total SAa	417,292	19,775,738
Vivendi SA	154,839	3,123,445

		88,576,595
GERMANY — 5.51%
Allianz SE Registered	77,015	11,433,184
BASF SE	154,971	13,255,045
Bayer AG Registered	139,457	14,015,629
Daimler AG Registered	167,787	11,824,537
Deutsche Bank AG Registered[b]	233,486	3,035,870
Deutsche Telekom AG Registered	544,047	9,122,089
E.ON SE	340,342	2,414,956
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	27,067	5,049,371
RWE AGb	80,316	1,384,124
Siemens AG Registered	129,422	15,155,312
Volkswagen AG	5,447	790,571

		87,480,688
JAPAN — 5.03%
Bridgestone Corp.	116,200	4,252,577
Canon Inc.	185,550	5,356,791
Honda Motor Co. Ltd.	305,300	8,705,414
Mitsubishi UFJ Financial Group Inc.	2,386,800	11,905,127
Nissan Motor Co. Ltd.	425,100	4,125,273
Panasonic Corp.	391,100	3,869,868
Seven & I Holdings Co. Ltd.	135,120	6,347,364

Security	Shares	Value
Sony Corp.	213,500	$6,942,729
Toyota Motor Corp.	496,100	28,311,479

		79,816,622
NETHERLANDS — 1.70%
Aegon NV	244,296	936,456
ING Groep NV	649,159	8,017,479
Koninklijke Philips NV	159,784	4,736,932
Unilever NV CVA	289,225	13,350,651

		27,041,518
SOUTH KOREA — 1.72%
Samsung Electronics Co. Ltd. GDR	37,813	27,319,893

		27,319,893
SPAIN — 1.73%
Banco Bilbao Vizcaya Argentaria SA	1,092,419	6,607,269
Banco Santander SA	2,415,180	10,712,866
Repsol SA	193,200	2,621,702
Telefonica SA	736,050	7,456,965

		27,398,802
SWEDEN — 0.23%
Telefonaktiebolaget LM Ericsson Class B	515,536	3,727,789

		3,727,789
SWITZERLAND — 6.44%
ABB Ltd. Registered	334,551	7,526,880
Credit Suisse Group AG Registered	334,154	4,381,161
Nestle SA Registered	525,578	41,502,987
Novartis AG Registered	442,843	34,901,181
Swiss Re AG	55,677	5,034,134
UBS Group AG	645,011	8,802,863

		102,149,206
UNITED KINGDOM — 11.02%
Anglo American PLC[b]	237,134	2,980,566
AstraZeneca PLC	210,528	13,684,732
Aviva PLC	683,090	3,908,706
Barclays PLC	2,626,633	5,725,329
BP PLC	3,165,313	18,502,836
Diageo PLC	422,816	12,140,905
GlaxoSmithKline PLC	820,993	17,522,099
HSBC Holdings PLC	3,359,415	25,253,772
National Grid PLC	661,547	9,384,096
Prudential PLC	431,278	7,655,544

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

September 30, 2016

Security	Shares	Value
Rio Tinto PLC	204,734	$6,846,868
Royal Dutch Shell PLC Class A	726,646	18,066,496
Royal Dutch Shell PLC Class B	634,649	16,463,448
Standard Chartered PLC[b]	465,001	3,795,160
Vodafone Group PLC	4,470,153	12,876,420

		174,806,977
UNITED STATES — 59.86%
3M Co.	101,915	17,960,480
Alphabet Inc. Class Ab	49,723	39,980,275
Alphabet Inc. Class Cb	49,915	38,798,430
Aon PLC	44,879	5,048,439
Apple Inc.	908,845	102,744,927
Bristol-Myers Squibb Co.	281,668	15,187,539
Caterpillar Inc.	98,512	8,744,910
Chevron Corp.	318,183	32,747,394
Citigroup Inc.	490,330	23,158,286
Coca-Cola Co. (The)	654,542	27,700,217
Colgate-Palmolive Co.	150,276	11,141,463
Dow Chemical Co. (The)	189,936	9,844,383
EI du Pont de Nemours & Co.	147,412	9,872,182
Exxon Mobil Corp.	699,372	61,041,188
Ford Motor Co.	656,464	7,923,520
General Electric Co.	1,512,489	44,799,924
Goldman Sachs Group Inc. (The)	63,693	10,271,770
HP Inc.	289,332	4,493,326
Intel Corp.	797,526	30,106,607
International Business Machines Corp.	146,792	23,317,909
Johnson & Johnson	461,517	54,519,003
JPMorgan Chase & Co.	609,499	40,586,538
Kimberly-Clark Corp.	60,773	7,665,906
Marsh & McLennan Companies Inc.	87,102	5,857,610
McDonald’s Corp.	144,028	16,615,070
Merck & Co. Inc.	466,180	29,094,294
Microsoft Corp.	1,314,546	75,717,850
Morgan Stanley	248,858	7,978,388
NIKE Inc. Class B	227,265	11,965,502
PepsiCo Inc.	242,589	26,386,406
Pfizer Inc.	1,022,455	34,630,551
Philip Morris International Inc.	261,524	25,425,363
Procter & Gamble Co. (The)[a]	450,073	40,394,052
Texas Instruments Inc.	169,110	11,868,140
Twenty-First Century Fox Inc. Class A	180,048	4,360,763

Security	Shares	Value
United Technologies Corp.	131,210	$13,330,936
Wal-Mart Stores Inc.	255,561	18,431,059

		949,710,600

TOTAL COMMON STOCKS (Cost: $1,463,441,826)		1,579,690,755

SHORT-TERM INVESTMENTS — 2.65%

MONEY MARKET FUNDS — 2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	41,012,538	41,012,538
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	942,847	942,847

		41,955,385

TOTAL SHORT-TERM INVESTMENTS (Cost: $41,955,385)		41,955,385

TOTAL INVESTMENTS IN SECURITIES — 102.21% (Cost: $1,505,397,211)[f]		1,621,646,140
Other Assets, Less Liabilities — (2.21)%		(35,000,519)

NET ASSETS — 100.00%		$1,586,645,621

GDR  —  Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,561,846,036. Net unrealized appreciation was $59,800,104, of which $292,821,851 represented gross unrealized appreciation on securities and $233,021,747 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,579,690,755	$—	$—	$1,579,690,755
Money market funds	41,955,385	—	—	41,955,385

Total	$1,621,646,140	$—	$—	$1,621,646,140

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 90.56%

AUSTRIA — 6.20%
Verbund AGa	300,375	$5,012,788

		5,012,788
CANADA — 1.68%
Canadian Solar Inc.[a,b]	98,701	1,356,152

		1,356,152
CHINA — 29.25%
China Everbright International Ltd.[a]	3,581,000	4,256,967
China Longyuan Power Group Corp. Ltd.	5,373,000	4,364,378
China Singyes Solar Technologies Holdings Ltd.[a]	1,068,000	549,426
GCL-Poly Energy Holdings Ltd.[a]	25,543,000	3,392,143
Huaneng Renewables Corp. Ltd. Class H	9,078,000	3,160,232
JA Solar Holdings Co. Ltd. ADR[a,b]	99,146	595,867
JinkoSolar Holding Co. Ltd.[a,b]	49,840	787,472
Shunfeng International Clean Energy Ltd.[b]	6,942,000	823,450
Trina Solar Ltd. ADR[b]	206,213	2,111,621
Xinyi Solar Holdings Ltd.[a]	9,662,000	3,612,685

		23,654,241
DENMARK — 5.73%
Vestas Wind Systems A/S	56,262	4,631,928

		4,631,928
GERMANY — 6.31%
Nordex SEa,b	146,583	4,454,299
SMA Solar Technology AGa	20,381	650,249

		5,104,548
JAPAN — 3.88%
Electric Power Development Co. Ltd.	131,400	3,137,562

		3,137,562
NEW ZEALAND — 5.15%
Meridian Energy Ltd.	2,204,708	4,168,484

		4,168,484
NORWAY — 0.82%
REC Silicon ASA[a,b]	4,735,512	660,055

		660,055
PORTUGAL — 4.69%
EDP Renovaveis SA	472,145	3,791,643

		3,791,643

Security	Shares	Value
SPAIN — 6.12%
Gamesa Corp. Tecnologica SA	206,569	$4,948,112

		4,948,112
UNITED STATES — 20.73%
Covanta Holding Corp.	242,169	3,726,981
First Solar Inc.[a,b]	62,834	2,481,315
Pattern Energy Group Inc.	133,500	3,002,415
Renewable Energy Group Inc.[b]	85,084	720,661
Solarcity Corp.[a,b]	140,531	2,748,786
SunPower Corp.[a,b]	128,605	1,147,157
TerraForm Global Inc. Class A	115,166	473,332
TerraForm Power Inc.	177,021	2,462,362

		16,763,009

TOTAL COMMON STOCKS
(Cost: $83,595,804)		73,228,522

PREFERRED STOCKS — 8.50%

BRAZIL — 8.50%
Cia. Energetica de Minas Gerais ADR	1,695,628	4,391,676
Cia. Paranaense de Energia Class B ADR	239,232	2,480,836

		6,872,512

TOTAL PREFERRED STOCKS
(Cost: $9,987,890)		6,872,512

SHORT-TERM INVESTMENTS — 38.90%

MONEY MARKET FUNDS — 38.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	31,428,191	31,428,191
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	26,446	26,446

		31,454,637

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,454,637)		31,454,637

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 137.96%
(Cost: $125,038,331)[f]	$111,555,671
Other Assets, Less Liabilities — (37.96)%	(30,693,482)

NET ASSETS — 100.00%	$80,862,189

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $129,375,913. Net unrealized depreciation was $17,820,242, of which $9,548,176 represented gross unrealized appreciation on securities and $27,368,418 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$73,228,522	$—	$—	$73,228,522
Preferred stocks	6,872,512	—	—	6,872,512
Money market funds	31,454,637	—	—	31,454,637

Total	$111,555,671	$—	$—	$111,555,671

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.77%

AUSTRALIA — 8.67%
Macquarie Atlas Roads Group	1,705,043	$6,510,875
Qube Holdings Ltd.[a]	4,611,541	8,222,531
Sydney Airport	4,153,844	22,155,750
Transurban Group	6,576,735	57,223,486

		94,112,642
BRAZIL — 1.19%
Cia. de Saneamento Basico do Estado de Sao Paulo ADR	196,854	1,822,868
CPFL Energia SA ADR	188,902	2,795,750
Ultrapar Participacoes SA ADR	380,119	8,320,805

		12,939,423
CANADA — 9.02%
AltaGas Ltd.	145,545	3,736,495
Enbridge Inc.	834,218	36,599,589
Inter Pipeline Ltd.	301,214	6,348,585
Pembina Pipeline Corp.	349,591	10,634,695
TransCanada Corp.	713,372	33,821,730
Veresen Inc.	279,759	2,852,403
Westshore Terminals Investment Corp.	212,614	3,858,356

		97,851,853
CHILE — 0.16%
Enersis Americas SA ADR	217,242	1,779,212

		1,779,212
CHINA — 3.71%
Beijing Capital International Airport Co. Ltd. Class H	5,240,000	5,938,615
Beijing Enterprises Water Group Ltd.[a]	2,626,000	1,774,153
China Gas Holdings Ltd.	1,358,000	2,153,624
China Merchants Port Holdings Co. Ltd.[a]	2,776,000	7,391,022
China Resources Power Holdings Co. Ltd.	1,141,600	1,966,461
COSCO Pacific Ltd.	6,048,000	6,199,318
Guangdong Investment Ltd.	1,572,000	2,497,056
Jiangsu Expressway Co. Ltd. Class H	4,716,000	6,518,289
Shenzhen International Holdings Ltd.	3,486,000	5,780,073

		40,218,611

Security	Shares	Value
FRANCE — 4.56%
Aeroports de Paris	123,683	$12,270,475
Engie SA	941,475	14,590,229
Groupe Eurotunnel SE Registered	2,084,801	22,576,180

		49,436,884
GERMANY — 1.47%
E.ON SE	1,168,201	8,289,173
Fraport AG Frankfurt Airport Services Worldwide	140,194	7,670,323

		15,959,496
HONG KONG — 1.12%
CLP Holdings Ltd.	1,179,000	12,183,788

		12,183,788
ITALY — 6.25%
Atlantia SpA	1,781,709	45,231,611
Enel SpA	4,502,419	20,077,361
Societa Iniziative Autostradali e Servizi SpA	258,979	2,473,845

		67,782,817
JAPAN — 2.77%
Japan Airport Terminal Co. Ltd.[a]	262,000	9,922,184
Kamigumi Co. Ltd.	946,000	8,202,123
Mitsubishi Logistics Corp.	622,000	8,912,477
Sumitomo Warehouse Co. Ltd. (The)	570,000	3,011,406

		30,048,190
MEXICO — 2.27%
Grupo Aeroportuario del Pacifico SAB de CV ADR	141,016	13,392,289
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	76,769	11,240,517

		24,632,806
NETHERLANDS — 0.29%
Koninklijke Vopak NV	59,356	3,116,424

		3,116,424
NEW ZEALAND — 1.93%
Auckland International Airport Ltd.	3,520,870	18,818,762
Z Energy Ltd.	350,196	2,139,164

		20,957,926
SINGAPORE — 1.62%
Hutchison Port Holdings Trust[a]	19,765,400	8,795,603
SATS Ltd.	2,410,600	8,804,715

		17,600,318

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2016

Security	Shares	Value
SPAIN — 9.16%
Abertis Infraestructuras SA	2,214,032	$34,485,472
Aena SAb	278,776	41,134,778
Iberdrola SA	3,488,727	23,727,663

		99,347,913
SWITZERLAND — 1.28%
Flughafen Zuerich AG	71,025	13,906,071

		13,906,071
UNITED KINGDOM — 5.98%
BBA Aviation PLC	3,400,374	11,038,297
Centrica PLC	3,170,919	9,399,611
National Grid PLC	2,289,443	32,475,930
SSE PLC	589,533	12,007,796

		64,921,634
UNITED STATES — 38.32%
American Electric Power Co. Inc.	287,002	18,428,398
Cheniere Energy Inc.[c]	210,359	9,171,652
Consolidated Edison Inc.	177,369	13,355,886
Dominion Resources Inc./VA	364,651	27,082,630
Duke Energy Corp.	401,811	32,160,953
Edison International	190,028	13,729,523
Eversource Energy	184,147	9,977,085
Exelon Corp.	538,614	17,930,460
Kinder Morgan Inc./DE	1,714,056	39,646,115
Macquarie Infrastructure Corp.	284,512	23,682,779
NextEra Energy Inc.	272,545	33,337,704
ONEOK Inc.	188,023	9,662,502
PG&E Corp.	290,639	17,778,388
PPL Corp.	395,499	13,672,400
Public Service Enterprise Group Inc.	295,144	12,357,679
Sempra Energy	145,636	15,610,723
Southern Co. (The)	570,406	29,261,828
Spectra Energy Corp.	625,976	26,760,474
Targa Resources Corp.	148,859	7,310,466
WEC Energy Group Inc.	184,005	11,018,219
Wesco Aircraft Holdings Inc.[c]	219,818	2,952,156
Williams Companies Inc. (The)	610,058	18,747,082
Xcel Energy Inc.	296,180	12,184,845

		415,819,947

TOTAL COMMON STOCKS
(Cost: $1,039,287,706)		1,082,615,955

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	17,999,823	$17,999,823
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	875,778	875,778

		18,875,601

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,875,601)		18,875,601

TOTAL INVESTMENTS IN SECURITIES — 101.51%
(Cost: $1,058,163,307)[g]		1,101,491,556
Other Assets, Less Liabilities — (1.51)%		(16,377,803)

NET ASSETS — 100.00%		$1,085,113,753

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $1,077,507,855. Net unrealized appreciation was $23,983,701, of which $108,001,385 represented gross unrealized appreciation on securities and $84,017,684 represented gross unrealized depreciation on securities.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,082,615,955	$—	$—	$1,082,615,955
Money market funds	18,875,601	—	—	18,875,601

Total	$1,101,491,556	$—	$—	$1,101,491,556

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 96.66%

BRAZIL — 6.79%
Fibria Celulose SA ADR	750,720	$5,307,590
Klabin SA Units	1,472,040	7,720,751

		13,028,341
CANADA — 10.18%
Canfor Corp.[a]	481,856	5,341,938
West Fraser Timber Co. Ltd.	460,864	14,177,464

		19,519,402
FINLAND — 10.02%
Metsa Board OYJ[b]	655,296	3,880,943
Stora Enso OYJ Class R	850,880	7,558,911
UPM-Kymmene OYJ	368,320	7,781,659

		19,221,513
IRELAND — 3.63%
Smurfit Kappa Group PLC	311,552	6,967,431

		6,967,431
JAPAN — 11.26%
Nippon Paper Industries Co. Ltd.	384,000	6,981,129
Oji Holdings Corp.	1,856,000	7,294,603
Sumitomo Forestry Co. Ltd.	550,400	7,310,403

		21,586,135
SOUTH AFRICA — 4.06%
Sappi Ltd.[a]	1,508,288	7,787,543

		7,787,543
SWEDEN — 2.37%
Holmen AB Class B	127,488	4,547,509

		4,547,509
UNITED KINGDOM — 4.03%
Mondi PLC	366,272	7,722,028

		7,722,028
UNITED STATES — 44.32%
CatchMark Timber Trust Inc. Class Ab	255,360	2,985,158
Deltic Timber Corp.	69,568	4,711,841
International Paper Co.	156,800	7,523,264
KapStone Paper and Packaging Corp.	290,496	5,496,184
Packaging Corp. of America	93,120	7,566,931
Potlatch Corp.[b]	267,456	10,401,364
Rayonier Inc.	569,408	15,112,088
Sonoco Products Co.	143,424	7,577,090
WestRock Co.	157,440	7,632,691

Security	Shares	Value
Weyerhaeuser Co.	500,992	$16,001,685

		85,008,296

TOTAL COMMON STOCKS
(Cost: $168,741,477)		185,388,198

PREFERRED STOCKS — 2.53%

BRAZIL — 2.53%
Suzano Papel e Celulose SA Class A	1,504,000	4,846,909

		4,846,909

TOTAL PREFERRED STOCKS
(Cost: $6,549,642)		4,846,909

SHORT-TERM INVESTMENTS — 4.19%

MONEY MARKET FUNDS — 4.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	7,668,298	7,668,298
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	368,797	368,797

		8,037,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,037,095)		8,037,095

TOTAL INVESTMENTS IN SECURITIES — 103.38%
(Cost: $183,328,214)[f]		198,272,202
Other Assets, Less Liabilities — (3.38)%		(6,480,620)

NET ASSETS — 100.00%		$191,791,582

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $186,781,769. Net unrealized appreciation was $11,490,433, of which $28,395,550 represented gross unrealized appreciation on securities and $16,905,117 represented gross unrealized depreciation on securities.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$185,388,198	$—	$—	$185,388,198
Preferred stocks	4,846,909	—	—	4,846,909
Money market funds	8,037,095	—	—	8,037,095

Total	$198,272,202	$—	$—	$198,272,202

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,463,441,826	$93,583,694	$1,039,287,706
Affiliated (Note 2)	41,955,385	31,454,637	18,875,601

Total cost of investments	$1,505,397,211	$125,038,331	$1,058,163,307

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,579,690,755	$80,101,034	$1,082,615,955
Affiliated (Note 2)	41,955,385	31,454,637	18,875,601

Total fair value of investments	1,621,646,140	111,555,671	1,101,491,556
Foreign currency, at value[b]	1,849,527	66,853	995,852
Receivables:
Investment securities sold	479,176	—	74,171,343
Due from custodian (Note 4)	—	—	398,454
Dividends and interest	2,788,969	672,342	2,342,070
Capital shares sold	—	—	188,447
Tax reclaims	1,883,823	39,052	217,573
Foreign withholding tax claims (Note 7)	83,120	—	—

Total Assets	1,628,730,755	112,333,918	1,179,805,295

LIABILITIES
Payables:
Investment securities purchased	—	—	76,277,388
Collateral for securities on loan (Note 1)	41,012,538	31,428,191	17,999,823
Capital shares redeemed	59,872	11,088	—
Securities related to in-kind transactions (Note 4)	479,176	—	—
Professional fees (Note 7)	831	—	—
Investment advisory fees (Note 2)	532,717	32,450	414,331

Total Liabilities	42,085,134	31,471,729	94,691,542

NET ASSETS	$1,586,645,621	$80,862,189	$1,085,113,753

Net assets consist of:
Paid-in capital	$1,637,456,565	$147,535,854	$1,138,103,980
Undistributed net investment income	9,836,599	994,061	10,544,110
Accumulated net realized loss	(176,854,540)	(54,182,717)	(106,856,853)
Net unrealized appreciation (depreciation)	116,206,997	(13,485,009)	43,322,516

NET ASSETS	$1,586,645,621	$80,862,189	$1,085,113,753

Shares outstanding[c]	21,150,000	8,900,000	26,200,000

Net asset value per share	$75.02	$9.09	$41.42

[a]	Securities on loan with values of $40,184,890, $29,911,557 and $17,031,638, respectively. See Note 1.
[b]	Cost of foreign currency: $1,843,833, $66,776 and $1,000,129, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

iShares Global Timber & Forestry ETF

ASSETS
Investments, at cost:
Unaffiliated	$175,291,119
Affiliated (Note 2)	8,037,095

Total cost of investments	$183,328,214

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$190,235,107
Affiliated (Note 2)	8,037,095

Total fair value of investments	198,272,202
Foreign currency, at value[b]	180,589
Receivables:
Investment securities sold	16,474,205
Dividends and interest	465,698
Foreign withholding tax claims (Note 7)	738,055

Total Assets	216,130,749

LIABILITIES
Payables:
Investment securities purchased	16,474,489
Collateral for securities on loan (Note 1)	7,668,298
IRS compliance fee for foreign withholding tax claims (Note 7)	63,525
Professional fees (Note 7)	7,381
Investment advisory fees (Note 2)	125,474

Total Liabilities	24,339,167

NET ASSETS	$191,791,582

Net assets consist of:
Paid-in capital	$218,797,204
Distributions in excess of net investment income	(500,879)
Accumulated net realized loss	(41,452,529)
Net unrealized appreciation	14,947,786

NET ASSETS	$191,791,582

Shares outstanding[c]	3,840,000

Net asset value per share	$49.95

[a]	Securities on loan with a value of $7,378,936. See Note 1.
[b]	Cost of foreign currency: $180,816.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$28,771,936	$1,162,362	$21,813,004
Dividends — affiliated (Note 2)	3,054	173	1,987
Securities lending income — affiliated — net (Note 2)	47,135	851,679	270,147
Foreign withholding tax claims (Note 7)	83,120	—	—

Total investment income	28,905,245	2,014,214	22,085,138

EXPENSES
Investment advisory fees (Note 2)	3,245,526	193,991	2,297,721
Professional fees (Note 7)	831	—	—

Total expenses	3,246,357	193,991	2,297,721

Net investment income	25,658,888	1,820,223	19,787,417

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,266,523)	(1,612,903)	(21,780,060)
In-kind redemptions — unaffiliated	29,724,681	896,158	7,803,669
Foreign currency transactions	(127,659)	5,013	(30,936)

Net realized gain (loss)	20,330,499	(711,732)	(14,007,327)

Net change in unrealized appreciation/depreciation on:
Investments	45,295,898	(1,463,363)	59,261,302
Translation of assets and liabilities in foreign currencies	(74,650)	(126)	(35,744)

Net change in unrealized appreciation/depreciation	45,221,248	(1,463,489)	59,225,558

Net realized and unrealized gain (loss)	65,551,747	(2,175,221)	45,218,231

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,210,635	$(354,998)	$65,005,648

[a]	Net of foreign withholding tax of $1,583,073, $85,667 and $1,311,212, respectively.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,801,817
Dividends — affiliated (Note 2)	307
Securities lending income — affiliated — net (Note 2)	2,881
Foreign withholding tax claims (Note 7)	738,055

2,543,060
Less: IRS Compliance fee for foreign withholding tax claims (Note 7)	(63,525)

Total investment income	2,479,535

EXPENSES
Investment advisory fees (Note 2)	443,889
Professional fees (Note 7)	57,381

Total expenses	501,270

Net investment income	1,978,265

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(80,085)
In-kind redemptions — unaffiliated	1,010,184
Foreign currency transactions	31,058

Net realized gain	961,157

Net change in unrealized appreciation/depreciation on:
Investments	10,460,735
Translation of assets and liabilities in foreign currencies	(474)

Net change in unrealized appreciation/depreciation	10,460,261

Net realized and unrealized gain	11,421,418

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,399,683

[a]	Net of foreign withholding tax of $177,427.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,658,888	$47,164,896	$1,820,223	$1,815,373
Net realized gain (loss)	20,330,499	381,329	(711,732)	6,451,949
Net change in unrealized appreciation/depreciation	45,221,248	(110,601,589)	(1,463,489)	(27,457,610)

Net increase (decrease) in net assets resulting from operations	91,210,635	(63,055,364)	(354,998)	(19,190,288)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,468,589)	(48,375,440)	(1,463,517)	(1,787,387)

Total distributions to shareholders	(27,468,589)	(48,375,440)	(1,463,517)	(1,787,387)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	50,441,009	2,795,781	31,496,574
Cost of shares redeemed	(107,262,170)	(88,189,121)	(3,533,480)	(7,770,506)

Net increase (decrease) in net assets from capital share transactions	(107,262,170)	(37,748,112)	(737,699)	23,726,068

INCREASE (DECREASE) IN NET ASSETS	(43,520,124)	(149,178,916)	(2,556,214)	2,748,393

NET ASSETS
Beginning of period	1,630,165,745	1,779,344,661	83,418,403	80,670,010

End of period	$1,586,645,621	$1,630,165,745	$80,862,189	$83,418,403

Undistributed net investment income included in net assets at end of period	$9,836,599	$11,646,300	$994,061	$637,355

SHARES ISSUED AND REDEEMED
Shares sold	—	650,000	300,000	2,900,000
Shares redeemed	(1,450,000)	(1,200,000)	(400,000)	(700,000)

Net increase (decrease) in shares outstanding	(1,450,000)	(550,000)	(100,000)	2,200,000

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,787,417	$35,558,152	$1,978,265	$3,234,534
Net realized gain (loss)	(14,007,327)	24,483,024	961,157	668,874
Net change in unrealized appreciation/depreciation	59,225,558	(121,600,298)	10,460,261	(43,253,024)

Net increase (decrease) in net assets resulting from operations	65,005,648	(61,559,122)	13,399,683	(39,349,616)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,524,914)	(33,839,238)	(2,467,901)	(4,941,403)

Total distributions to shareholders	(14,524,914)	(33,839,238)	(2,467,901)	(4,941,403)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	152,424,508	119,856,372	5,671,058	6,598,862
Cost of shares redeemed	(50,213,317)	(319,331,168)	(5,550,083)	(73,560,979)

Net increase (decrease) in net assets from capital share transactions	102,211,191	(199,474,796)	120,975	(66,962,117)

INCREASE (DECREASE) IN NET ASSETS	152,691,925	(294,873,156)	11,052,757	(111,253,136)

NET ASSETS
Beginning of period	932,421,828	1,227,294,984	180,738,825	291,991,961

End of period	$1,085,113,753	$932,421,828	$191,791,582	$180,738,825

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$10,544,110	$5,281,607	$(500,879)	$(11,243)

SHARES ISSUED AND REDEEMED
Shares sold	3,700,000	3,000,000	120,000	120,000
Shares redeemed	(1,300,000)	(8,500,000)	(120,000)	(1,620,000)

Net increase (decrease) in shares outstanding	2,400,000	(5,500,000)	—	(1,500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$72.13	$76.86	$77.66	$67.67	$63.57	$65.10

Income from investment operations:
Net investment income[a]	1.16 [b]	2.05	2.10	2.72 [c]	1.84	1.85
Net realized and unrealized gain (loss)[d]	2.98	(4.68)	(0.22)	9.10	4.05	(1.59)

Total from investment operations	4.14	(2.63)	1.88	11.82	5.89	0.26

Less distributions from:
Net investment income	(1.25)	(2.10)	(2.68)	(1.83)	(1.79)	(1.79)

Total distributions	(1.25)	(2.10)	(2.68)	(1.83)	(1.79)	(1.79)

Net asset value, end of period	$75.02	$72.13	$76.86	$77.66	$67.67	$63.57

Total return	5.80%[b,e]	(3.52)%	2.39%	17.77%	9.64%	0.57%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,586,646	$1,630,166	$1,779,345	$1,611,435	$1,177,528	$1,067,999
Ratio of expenses to average net assets[f]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[f] (Note 7)	0.40%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	3.16%[b]	2.78%	2.70%	3.74%[c]	2.95%	3.03%
Portfolio turnover rate[g]	3%	5%	12%	5%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.00
•	Total return by 0.00%
•	Ratio of net investment income to average net assets by 0.01%
[c]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$9.27	$11.86	$11.16	$7.42	$9.10	$18.73

Income from investment operations:
Net investment income[a]	0.20	0.23	0.37	0.14	0.26	0.45
Net realized and unrealized gain (loss)[b]	(0.22)	(2.59)	0.60	3.82	(1.66)	(9.68)

Total from investment operations	(0.02)	(2.36)	0.97	3.96	(1.40)	(9.23)

Less distributions from:
Net investment income	(0.16)	(0.23)	(0.27)	(0.17)	(0.28)	(0.40)
Return of capital	—	—	—	(0.05)	—	—

Total distributions	(0.16)	(0.23)	(0.27)	(0.22)	(0.28)	(0.40)

Net asset value, end of period	$9.09	$9.27	$11.86	$11.16	$7.42	$9.10

Total return	(0.20)%[c,d]	(20.17)%	9.13%	54.02%[e]	(15.79)%[f]	(49.53)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$80,862	$83,418	$80,670	$55,800	$28,189	$34,598
Ratio of expenses to average net assets[g]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[g]	4.50%	2.28%	3.45%	1.44%	3.61%	3.66%
Portfolio turnover rate[h]	14%	39%	32%	27%	44%	58%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was (0.09)%.
[e]	The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.
[f]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2013, was -15.33%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$39.18	$41.89	$41.48	$37.17	$35.44	$36.75

Income from investment operations:
Net investment income[a]	0.84	1.26	1.30	1.46	1.37	1.45
Net realized and unrealized gain (loss)[b]	2.03	(2.80)	0.37	4.19	1.82	(1.31)

Total from investment operations	2.87	(1.54)	1.67	5.65	3.19	0.14

Less distributions from:
Net investment income	(0.63)	(1.17)	(1.26)	(1.34)	(1.46)	(1.45)

Total distributions	(0.63)	(1.17)	(1.26)	(1.34)	(1.46)	(1.45)

Net asset value, end of period	$41.42	$39.18	$41.89	$41.48	$37.17	$35.44

Total return	7.41%[c]	(3.55)%	3.99%	15.91%	9.36%	0.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,085,114	$932,422	$1,227,295	$792,185	$412,533	$435,947
Ratio of expenses to average net assets[d]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	4.13%	3.21%	3.05%	3.84%	3.91%	4.15%
Portfolio turnover rate[e]	10%	17%	14%	16%	10%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$47.07	$54.68	$51.70	$49.74	$41.22	$50.64

Income from investment operations:
Net investment income[a]	0.51 [b]	0.66	0.55	0.79	0.57	0.72
Net realized and unrealized gain (loss)[c]	3.00	(7.30)	3.34	1.99	8.53	(9.24)

Total from investment operations	3.51	(6.64)	3.89	2.78	9.10	(8.52)

Less distributions from:
Net investment income	(0.63)	(0.97)	(0.91)	(0.82)	(0.58)	(0.90)

Total distributions	(0.63)	(0.97)	(0.91)	(0.82)	(0.58)	(0.90)

Net asset value, end of period	$49.95	$47.07	$54.68	$51.70	$49.74	$41.22

Total return	7.58%[b,d]	(12.25)%	7.60%	5.63%[e]	22.75%[e]	(16.72)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$191,792	$180,739	$291,992	$327,283	$295,426	$163,247
Ratio of expenses to average net assets[f]	0.54%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[f] (Note 7)	0.48%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	2.14%[b]	1.33%	1.06%	1.58%	1.35%	1.75%
Portfolio turnover rate[g]	10%	22%	12%	29%	15%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.16
•	Total return by 0.38%
•	Ratio of net investment income to average net assets by 0.67%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 5.78% and 22.57%, respectively.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2016, and the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 10%, 22%, 11%, 28% and 15%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global 100
BNP Paribas Prime Brokerage Inc.	$287,196	$287,196	$—
Deutsche Bank Securities Inc.	39,897,694	39,897,694	—

	$40,184,890	$40,184,890	$—

Global Clean Energy
Barclays Capital Inc.	$515,903	$515,903	$—
BNP Paribas Prime Brokerage International Ltd.	1,752	1,752	—
Citigroup Global Markets Inc.	1,625,690	1,625,690	—
Credit Suisse Securities (USA) LLC	2,052,233	2,052,233	—
Deutsche Bank Securities Inc.	1,944,718	1,944,718	—
Goldman Sachs & Co.	3,103,352	3,103,352	—
HSBC Bank PLC	4,807	4,807	—
JPMorgan Securities LLC	1,849,722	1,849,722	—
Merrill Lynch, Pierce, Fenner & Smith	4,008,813	4,008,813	—
Morgan Stanley & Co. LLC	6,232,511	6,232,511	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,263,017	2,263,017	—
Nomura Securities International Inc.	49,798	49,798	—
SG Americas Securities LLC	129,228	129,228	—
State Street Bank & Trust Company	1,922,201	1,922,201	—
UBS Securities LLC	4,068,283	4,068,283	—
Wells Fargo Securities LLC	139,529	139,529	—

	$29,911,557	$29,911,557	$—

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Infrastructure
Credit Suisse Securities (USA) LLC	$4,745,893	$4,745,893	$—
Deutsche Bank Securities Inc.	4,150,761	4,150,761	—
JPMorgan Securities LLC	280,508	280,508	—
Merrill Lynch, Pierce, Fenner & Smith	5,620,174	5,620,174	—
Morgan Stanley & Co. LLC	962,809	962,809	—
Nomura Securities International Inc.	214,170	214,170	—
State Street Bank & Trust Company	1,057,323	1,057,323	—

	$17,031,638	$17,031,638	$—

Global Timber & Forestry
Goldman Sachs & Co.	$7,071,161	$7,071,161	$—
Nomura Securities International Inc.	117,084	117,084	—
SG Americas Securities LLC	190,691	190,691	—

	$7,378,936	$7,378,936	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global 100	$13,942
Global Clean Energy	213,681
Global Infrastructure	67,608
Global Timber & Forestry	882

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global 100	$4,886,713	$1,818,345
Global Infrastructure	460,265	4,231,706
Global Timber & Forestry	171,978	572,132

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Global 100	$49,956,070	$51,994,266
Global Clean Energy	11,202,843	11,151,147
Global Infrastructure	103,324,889	98,560,887
Global Timber & Forestry	19,128,914	19,107,001

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$—	$106,267,564
Global Clean Energy	2,715,258	3,364,316
Global Infrastructure	149,599,130	48,597,111
Global Timber & Forestry	5,255,536	5,135,114

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global 100	$64,398,634	$36,258,744	$24,526,269	$6,005,251	$131,188,898
Global Clean Energy	34,829,303	2,161,286	1,739,302	10,242,130	48,972,021
Global Infrastructure	37,634,904	1,561,517	18,904,786	2,316,252	60,417,459
Global Timber & Forestry	34,052,023	—	—	—	34,052,023

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global 100 ETF and iShares Global Timber & Forestry ETF intend to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statements of assets and liabilities and statements of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the iShares Global 100 ETF will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the iShares Global 100 ETF. The iShares Global Timber & Forestry ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund (on behalf of its shareholders) paying a compliance fee to the IRS representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns from prior calendar years. The Fund has accrued an estimated liability for this IRS compliance fee, which is disclosed as a payable for “IRS Compliance fee for foreign withholding tax claims” in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Global 100 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Clean Energy ETF and iShares Global Timber & Forestry ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Global Infrastructure ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Supplemental Information

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Timber & Forestry	$0.457345	$—	$0.175450	$0.632795	72%	—%	28%	100%

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-303-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Fund Performance Overview

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of September 30, 2016

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 1.74%, net of fees, while the total return for the Index was 1.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.38%	6.43%	6.42%	6.38%	6.43%	6.42%
5 Years	15.46%	15.60%	15.21%	105.23%	106.41%	103.02%
10 Years	7.17%	7.18%	7.14%	99.84%	100.10%	99.32%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,017.40	$2.43	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Retailing	32.00%
Automobiles & Components	22.30
Media	18.68
Consumer Durables & Apparel	14.93
Consumer Services	12.09

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	61.74%
Japan	14.31
Germany	5.47
France	5.40
United Kingdom	5.13
Canada	1.59
Switzerland	1.18
Spain	1.09
Sweden	0.88
Hong Kong	0.69

TOTAL	97.48%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of September 30, 2016

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 3.10%, net of fees, while the total return for the Index was 3.09%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.14%	14.13%	14.13%	14.14%	14.13%	14.13%
5 Years	12.46%	12.55%	12.49%	79.90%	80.58%	80.15%
10 Years	9.32%	9.28%	9.34%	143.69%	142.86%	144.12%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.00	$2.44	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Beverages	23.18%
Food Products	20.60
Food & Staples Retailing	19.06
Tobacco	15.35
Household Products	14.36
Personal Products	7.45

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	53.07%
United Kingdom	13.50
Switzerland	7.03
Japan	6.70
France	3.91
Netherlands	3.89
Belgium	3.16
Australia	2.17
Canada	1.47
Germany	1.11

TOTAL	96.01%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL ENERGY ETF

Performance as of September 30, 2016

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 12.67%, net of fees, while the total return for the Index was 12.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.67%	18.71%	18.57%	18.67%	18.71%	18.57%
5 Years	2.55%	2.72%	2.51%	13.44%	14.35%	13.22%
10 Years	2.16%	2.16%	2.12%	23.87%	23.78%	23.33%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,126.70	$2.56	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Integrated Oil & Gas	55.39%
Oil & Gas Exploration & Production	20.47
Oil & Gas Equipment & Services	9.42
Oil & Gas Storage & Transportation	9.35
Oil & Gas Refining & Marketing	4.74
Oil & Gas Drilling	0.48
Coal & Consumable Fuels	0.15

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	59.44%
United Kingdom	14.10
Canada	10.03
France	5.44
China	2.30
Italy	2.09
Australia	1.81
Brazil	1.80
Norway	0.90
Japan	0.87

TOTAL	98.78%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL FINANCIALS ETF

Performance as of September 30, 2016

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 4.92%, net of fees, while the total return for the Index was 4.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.22%	2.46%	2.27%	2.22%	2.46%	2.27%
5 Years	10.84%	11.12%	10.94%	67.29%	69.39%	68.08%
10 Years	(2.13)%	(2.15)%	(2.15)%	(19.35)%	(19.56)%	(19.55)%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,049.20	$2.47	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Banks	54.36%
Insurance	22.22
Capital Markets	14.21
Diversified Financial Services	6.52
Consumer Finance	2.69

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	44.68%
Canada	7.89
United Kingdom	7.74
Australia	6.99
Japan	5.72
Switzerland	3.23
China	3.17
Hong Kong	2.62
Germany	2.58
France	2.55

TOTAL	87.17%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of September 30, 2016

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 5.55%, net of fees, while the total return for the Index was 5.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.45%	5.34%	5.44%	5.45%	5.34%	5.44%
5 Years	16.37%	16.45%	16.45%	113.41%	114.11%	114.18%
10 Years	8.11%	8.05%	8.13%	118.02%	116.91%	118.44%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,055.50	$2.47	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Pharmaceuticals	52.06%
Biotechnology	15.39
Health Care Equipment & Supplies	13.65
Health Care Providers & Services	13.56
Life Sciences Tools & Services	3.71
Industrial Conglomerates	1.17
Health Care Technology	0.46

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	67.52%
Switzerland	10.08
United Kingdom	6.34
Japan	5.25
Germany	3.78
France	2.83
Denmark	2.35
Australia	1.43
Belgium	0.24
Canada	0.18

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of September 30, 2016

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 6.00%, net of fees, while the total return for the Index was 6.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.44%	17.61%	17.51%	17.44%	17.61%	17.51%
5 Years	13.07%	13.30%	12.99%	84.81%	86.69%	84.18%
10 Years	5.65%	5.63%	5.63%	73.25%	72.91%	72.91%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,060.00	$2.48	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Capital Goods	69.20%
Transportation	21.50
Commercial & Professional Services	9.30

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	51.03%
Japan	15.53
France	5.76
United Kingdom	5.20
Germany	4.19
Sweden	3.02
Switzerland	2.92
Canada	2.32
Netherlands	1.90
Australia	1.66

TOTAL	93.53%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL MATERIALS ETF

Performance as of September 30, 2016

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 13.10%, net of fees, while the total return for the Index was 13.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.02%	22.84%	23.19%	23.02%	22.84%	23.19%
5 Years	1.97%	2.31%	2.17%	10.25%	12.09%	11.34%
10 Years	2.57%	2.56%	2.78%	28.85%	28.71%	31.60%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,131.00	$2.56	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Chemicals	54.63%
Metals & Mining	31.78
Construction Materials	6.97
Containers & Packaging	5.31
Paper & Forest Products	1.31

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	33.38%
Germany	9.23
Japan	9.18
United Kingdom	8.80
Canada	7.59
Australia	7.52
Switzerland	6.06
France	3.68
Ireland	2.03
Taiwan	1.97

TOTAL	89.44%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® GLOBAL TECH ETF

Performance as of September 30, 2016

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 11.07%, net of fees, while the total return for the Index was 11.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.00%	24.51%	24.07%	24.00%	24.51%	24.07%
5 Years	16.34%	16.52%	16.46%	113.12%	114.80%	114.22%
10 Years	8.26%	8.20%	8.49%	121.22%	119.93%	125.90%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,110.70	$2.54	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Internet Software & Services	19.87%
Software	19.20
Technology Hardware, Storage & Peripherals	18.61
Semiconductors & Semiconductor Equipment	16.72
IT Services	15.70
Communications Equipment	5.05
Electronic Equipment, Instruments & Components	4.85

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	78.38%
Japan	4.98
South Korea	3.64
Taiwan	3.26
China	2.94
Germany	2.16
Netherlands	1.06
France	0.85
Finland	0.67
Sweden	0.65

TOTAL	98.59%

*	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL TELECOM ETF

Performance as of September 30, 2016

The iShares Global Telecom ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Services Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 0.73%, net of fees, while the total return for the Index was 0.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.15%	13.14%	12.99%	13.15%	13.14%	12.99%
5 Years	8.35%	8.53%	8.24%	49.33%	50.55%	48.58%
10 Years	5.77%	5.67%	5.60%	75.31%	73.66%	72.37%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.30	$2.42	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	74.49%
Wireless Telecommunication Services	25.51

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	38.79%
Japan	16.37
United Kingdom	9.45
Canada	5.85
China	5.24
Germany	4.24
Australia	3.81
Spain	3.47
France	2.82
Singapore	1.79

TOTAL	91.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® GLOBAL UTILITIES ETF

Performance as of September 30, 2016

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 0.92%, net of fees, while the total return for the Index was 0.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.30%	11.22%	11.06%	11.30%	11.22%	11.06%
5 Years	6.78%	6.97%	6.53%	38.82%	40.04%	37.21%
10 Years	3.01%	2.97%	2.80%	34.50%	34.01%	31.85%
Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.20	$2.42	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Electric Utilities	57.04%
Multi-Utilities	32.68
Gas Utilities	6.17
Water Utilities	2.79
Independent Power and Renewable Electricity Producers	1.32

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United States	57.18%
United Kingdom	10.13
Spain	6.16
Italy	5.11
Hong Kong	4.34
France	4.31
Japan	3.68
Germany	2.09
Australia	1.60
Canada	1.52

TOTAL	96.12%

*	Excludes money market funds.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.39%

BRAZIL — 0.22%
Kroton Educacional SA ADR	165,500	$749,715

		749,715
CANADA — 1.59%
Canadian Tire Corp. Ltd. Class A	6,764	676,168
Dollarama Inc.	10,412	811,490
Gildan Activewear Inc.	22,420	625,048
Magna International Inc. Class A	34,884	1,494,896
Restaurant Brands International Inc.	20,824	926,919
Shaw Communications Inc. Class B	41,648	850,865

		5,385,386
DENMARK — 0.37%
Pandora A/S	10,342	1,250,227

		1,250,227
FINLAND — 0.12%
Nokian Renkaat OYJ	11,020	401,870

		401,870
FRANCE — 5.38%
Accor SA	18,726	743,073
Christian Dior SE	4,726	847,383
Cie. Generale des Etablissements Michelin Class B	17,328	1,917,332
Hermes International	1,900	773,483
Kering	6,477	1,306,918
Lagardere SCA	10,640	271,011
LVMH Moet Hennessy Louis Vuitton SE	24,288	4,143,359
Peugeot SAa	41,952	640,945
Publicis Groupe SA	18,088	1,368,434
Renault SA	18,240	1,499,232
SES SA	34,960	857,855
Sodexo SA	8,664	1,032,080
Valeo SA	21,204	1,237,443
Vivendi SA	80,028	1,614,342

		18,252,890
GERMANY — 4.51%
adidas AG	18,544	3,219,741
Bayerische Motoren Werke AG	28,804	2,421,595
Continental AG	9,884	2,078,795
Daimler AG Registered	89,756	6,325,420
ProSiebenSat.1 Media SE Registered	18,924	810,690
Volkswagen AG	3,192	463,283

		15,319,524

Security	Shares	Value
HONG KONG — 0.69%
Galaxy Entertainment Group Ltd.	304,000	$1,144,515
Sands China Ltd.	273,600	1,187,042

		2,331,557
IRELAND — 0.24%
Paddy Power Betfair PLC	7,144	808,463

		808,463
ITALY — 0.53%
Ferrari NV	11,172	580,422
Fiat Chrysler Automobiles NVb	76,456	485,455
Luxottica Group SpA[b]	12,692	606,474
Mediaset SpA	42,560	133,634

		1,805,985
JAPAN — 14.27%
Aisin Seiki Co. Ltd.	17,300	785,005
Bridgestone Corp.	60,800	2,225,100
Denso Corp.	46,400	1,832,815
Dentsu Inc.	22,800	1,150,526
Fast Retailing Co. Ltd.	4,900	1,562,445
Fuji Heavy Industries Ltd.	60,800	2,254,520
Honda Motor Co. Ltd.	167,200	4,767,590
Isuzu Motors Ltd.	60,800	708,177
Mazda Motor Corp.	53,200	804,580
Nikon Corp.	38,000	564,381
Nissan Motor Co. Ltd.	235,600	2,286,319
Nitori Holdings Co. Ltd.	7,600	904,360
Oriental Land Co. Ltd./Japan	19,300	1,169,073
Panasonic Corp.	212,800	2,105,620
Rakuten Inc.	83,600	1,082,305
Sekisui House Ltd.	60,800	1,027,293
Shimano Inc.	7,600	1,119,755
Sony Corp.	115,600	3,759,155
Sumitomo Electric Industries Ltd.	76,000	1,062,717
Suzuki Motor Corp.	38,000	1,260,850
Toyota Industries Corp.	17,600	808,176
Toyota Motor Corp.	266,000	15,180,112

		48,420,874
MEXICO — 0.37%
Grupo Televisa SAB	243,200	1,251,971

		1,251,971
NETHERLANDS — 0.15%
Altice NV Class Aa,b	29,184	523,768

		523,768

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2016

Security	Shares	Value
SOUTH KOREA — 0.14%
Hyundai Motor Co. GDR	7,549	$464,380

		464,380
SPAIN — 1.09%
Industria de Diseno Textil SA	99,484	3,689,404

		3,689,404
SWEDEN — 0.88%
Electrolux AB Class B	21,660	543,813
Hennes & Mauritz AB Class B	86,336	2,438,699

		2,982,512
SWITZERLAND — 1.17%
Cie. Financiere Richemont SA Class A Registered	46,740	2,854,351
Swatch Group AG (The) Bearer[b]	3,116	882,985
Swatch Group AG (The) Registered	4,484	249,779

		3,987,115
UNITED KINGDOM — 5.11%
Barratt Developments PLC	84,824	544,651
Burberry Group PLC	39,520	707,930
Carnival PLC	19,532	956,019
Compass Group PLC	149,720	2,907,570
Daily Mail & General Trust PLC Class A NVS	24,472	236,670
GKN PLC	171,912	715,274
InterContinental Hotels Group PLC	18,137	749,207
ITV PLC	310,308	754,585
Kingfisher PLC	202,768	992,738
Ladbrokes PLC	79,040	143,742
Marks & Spencer Group PLC	147,668	635,118
Next PLC	13,275	823,584
Pearson PLC	74,556	729,267
Persimmon PLC	25,764	607,434
Sky PLC	95,152	1,105,006
Taylor Wimpey PLC	267,824	536,119
UBM PLC	36,493	338,467
Whitbread PLC	15,580	792,536
William Hill PLC	77,216	305,124
WPP PLC	118,180	2,784,777

		17,365,818
UNITED STATES — 61.56%
Advance Auto Parts Inc.	6,612	985,981
Amazon.com Inc.[a]	34,884	29,208,722
AutoNation Inc.[a]	6,232	303,561
AutoZone Inc.[a]	2,736	2,102,178

Security	Shares	Value
Bed Bath & Beyond Inc.	14,136	$609,403
Best Buy Co. Inc.	25,156	960,456
BorgWarner Inc.	18,772	660,399
CarMax Inc.[a]	16,796	896,067
Carnival Corp.	38,158	1,862,874
CBS Corp. Class B NVS	36,458	1,995,711
Charter Communications Inc. Class Aa	19,304	5,211,501
Chipotle Mexican Grill Inc.[a,b]	2,610	1,105,335
Coach Inc.	24,320	889,139
Comcast Corp. Class A	213,444	14,159,875
Darden Restaurants Inc.	11,172	685,067
Delphi Automotive PLC	24,092	1,718,241
Discovery Communications Inc. Class Aa	15,352	413,276
Discovery Communications Inc. Class C NVS[a,b]	16,720	439,903
Dollar General Corp.	25,536	1,787,265
Dollar Tree Inc.[a,b]	20,976	1,655,636
DR Horton Inc.	28,196	851,519
Expedia Inc.	10,184	1,188,676
Foot Locker Inc.	12,312	833,769
Ford Motor Co.	351,120	4,238,018
Gap Inc. (The)	20,216	449,604
Garmin Ltd.	9,804	471,670
General Motors Co.	127,300	4,044,321
Genuine Parts Co.	13,402	1,346,231
Goodyear Tire & Rubber Co. (The)	24,928	805,174
H&R Block Inc.	20,824	482,076
Hanesbrands Inc.	34,124	861,631
Harley-Davidson Inc.	16,188	851,327
Harman International Industries Inc.	5,320	449,274
Hasbro Inc.	9,956	789,809
Home Depot Inc. (The)	110,124	14,170,756
Interpublic Group of Companies Inc. (The)	34,428	769,466
Johnson Controls International PLC	84,900	3,950,388
Kohl’s Corp.	16,644	728,175
L Brands Inc.	22,572	1,597,420
Leggett & Platt Inc.	11,932	543,861
Lennar Corp. Class A	15,808	669,311
LKQ Corp.[a]	24,700	875,862
Lowe’s Companies Inc.	78,432	5,663,575
Macy’s Inc.	27,968	1,036,214
Marriott International Inc./MD Class A	27,846	1,874,871
Mattel Inc.	29,640	897,499

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2016

Security	Shares	Value
McDonald’s Corp.	75,696	$8,732,291
Michael Kors Holdings Ltd.[a]	15,656	732,544
Mohawk Industries Inc.[a]	5,168	1,035,357
Netflix Inc.[a]	37,848	3,729,920
Newell Brands Inc.	41,602	2,190,761
News Corp. Class A	33,364	466,429
News Corp. Class B	5,730	81,481
NIKE Inc. Class B	119,168	6,274,195
Nordstrom Inc.	11,324	587,489
O’Reilly Automotive Inc.[a]	8,816	2,469,450
Omnicom Group Inc.	20,596	1,750,660
Priceline Group Inc. (The)[a]	4,332	6,374,495
PulteGroup Inc.	26,220	525,449
PVH Corp.	6,840	755,820
Ralph Lauren Corp.	4,940	499,632
Ross Stores Inc.	36,100	2,321,230
Royal Caribbean Cruises Ltd.	14,212	1,065,189
Scripps Networks Interactive Inc. Class A	8,360	530,776
Signet Jewelers Ltd.	6,688	498,457
Staples Inc.	57,380	490,599
Starbucks Corp.	129,152	6,992,289
Target Corp.	52,972	3,638,117
TEGNA Inc.	18,012	393,742
Tiffany & Co.	9,652	701,025
Time Warner Inc.	69,160	5,505,828
TJX Companies Inc. (The)	58,676	4,387,791
Tractor Supply Co.	12,692	854,806
TripAdvisor Inc.[a,b]	10,032	633,822
Twenty-First Century Fox Inc. Class A	100,129	2,425,124
Twenty-First Century Fox Inc. Class B	35,720	883,713
Ulta Salon Cosmetics & Fragrance Inc.[a]	5,478	1,303,654
Under Armour Inc. Class Aa,b	15,960	617,333
Under Armour Inc. Class Ca	15,684	531,060
Urban Outfitters Inc.[a]	7,828	270,223
VF Corp.	28,978	1,624,217
Viacom Inc. Class B NVS	30,248	1,152,449
Walt Disney Co. (The)	131,936	12,251,577
Whirlpool Corp.	6,460	1,047,554
Wyndham Worldwide Corp.	9,272	624,284
Wynn Resorts Ltd.	6,916	673,757
Yum! Brands Inc.	35,374	3,212,313

		208,927,989

TOTAL COMMON STOCKS
(Cost: $358,631,663)		333,919,448

Security	Shares	Value
PREFERRED STOCKS — 1.32%

GERMANY — 0.94%
Bayerische Motoren Werke AG	5,396	$397,921
Porsche Automobil Holding SE	13,528	690,738
Volkswagen AG	16,036	2,107,586

		3,196,245
SOUTH KOREA — 0.38%
Hyundai Motor Co. GDR[b,c]	28,364	1,283,471

		1,283,471

TOTAL PREFERRED STOCKS
(Cost: $6,256,168)		4,479,716

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	6,158,019	6,158,019
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	247,167	247,167

		6,405,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,405,186)		6,405,186

TOTAL INVESTMENTS IN SECURITIES — 101.60%
(Cost: $371,293,017)[g]		344,804,350
Other Assets, Less Liabilities — (1.60)%		(5,415,368)

NET ASSETS — 100.00%		$339,388,982

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $371,927,269. Net unrealized depreciation was $27,122,919, of which $12,308,180 represented gross unrealized appreciation on securities and $39,431,099 represented gross unrealized depreciation on securities.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$333,455,068	$464,380	$—	$333,919,448
Preferred stocks	4,479,716	—	—	4,479,716
Money market funds	6,405,186	—	—	6,405,186

Total	$344,339,970	$464,380	$—	$344,804,350

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.80%

AUSTRALIA — 2.16%
Coca-Cola Amatil Ltd.	135,915	$1,066,092
Treasury Wine Estates Ltd.	150,977	1,275,509
Wesfarmers Ltd.	212,017	7,155,052
Woolworths Ltd.	244,774	4,358,782

		13,855,435
BELGIUM — 3.14%
Anheuser-Busch InBev SA/NV	149,235	19,555,021
Colruyt SA	10,214	566,579

		20,121,600
BRAZIL — 1.09%
Ambev SA ADR	819,338	4,989,768
BRF SA ADR	116,410	1,985,955

		6,975,723
CANADA — 1.47%
Alimentation Couche-Tard Inc. Class B	77,234	3,736,380
George Weston Ltd.	8,172	680,497
Loblaw Companies Ltd.	38,732	1,989,279
Metro Inc.	45,218	1,481,864
Saputo Inc.	43,160	1,497,177

		9,385,197
CHILE — 0.13%
Cencosud SA ADR	90,025	811,125

		811,125
DENMARK — 0.29%
Carlsberg A/S Class B	19,750	1,883,805

		1,883,805
FRANCE — 3.89%
Carrefour SA	103,120	2,672,917
Casino Guichard Perrachon SAa	10,067	489,866
Danone SA	113,471	8,422,611
L’Oreal SA	45,464	8,588,640
Pernod Ricard SA	40,111	4,748,835

		24,922,869
GERMANY — 0.40%
Beiersdorf AG	18,485	1,743,931
METRO AG	27,861	829,407

		2,573,338
IRELAND — 0.36%
Kerry Group PLC Class A	27,553	2,296,295

		2,296,295

Security	Shares	Value
JAPAN — 6.67%
Aeon Co. Ltd.	160,517	$2,360,241
Ajinomoto Co. Inc.	108,000	2,391,646
Asahi Group Holdings Ltd.	86,498	3,131,404
Japan Tobacco Inc.	206,300	8,391,346
Kao Corp.	95,700	5,378,252
Kirin Holdings Co. Ltd.	172,796	2,852,205
Lawson Inc.	13,100	1,031,028
MEIJI Holdings Co. Ltd.	28,500	2,811,583
NH Foods Ltd.	41,000	986,284
Nissin Foods Holdings Co. Ltd.	17,600	1,065,403
Seven & I Holdings Co. Ltd.	145,837	6,850,803
Shiseido Co. Ltd.	76,000	1,999,723
Unicharm Corp.	83,500	2,150,889
Yakult Honsha Co. Ltd.	30,420	1,363,816

		42,764,623
MEXICO — 0.95%
Fomento Economico Mexicano SAB de CV	428,909	3,961,427
Wal-Mart de Mexico SAB de CV	966,410	2,126,217

		6,087,644
NETHERLANDS — 3.87%
Heineken Holding NV	18,786	1,506,954
Heineken NV	38,752	3,410,361
Koninklijke Ahold Delhaize NV	231,610	5,281,149
Unilever NV CVA	316,852	14,625,916

		24,824,380
NORWAY — 0.27%
Orkla ASA	169,536	1,752,146

		1,752,146
SPAIN — 0.11%
Distribuidora Internacional de Alimentacion SA	116,059	718,784

		718,784
SWEDEN — 0.77%
Svenska Cellulosa AB SCA Class B	119,548	3,555,434
Swedish Match AB	37,034	1,360,775

		4,916,209
SWITZERLAND — 7.00%
Nestle SA Registered	568,079	44,859,137

		44,859,137
UNITED KINGDOM — 13.43%
Associated British Foods PLC	64,693	2,184,941
British American Tobacco PLC	340,397	21,799,260

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2016

Security	Shares	Value
Diageo PLC	456,691	$13,113,605
Imperial Brands PLC	176,379	9,103,936
J Sainsbury PLC[a]	304,253	971,462
Reckitt Benckiser Group PLC	122,738	11,583,073
SABMiller PLC	181,793	10,614,901
Tate & Lyle PLC	87,269	849,085
Tesco PLC[b]	1,460,193	3,470,178
Unilever PLC	236,299	11,217,575
Wm Morrison Supermarkets PLC	420,966	1,191,553

		86,099,569
UNITED STATES — 52.80%
Altria Group Inc.	357,295	22,591,763
Archer-Daniels-Midland Co.	105,748	4,459,393
Brown-Forman Corp. Class B	33,319	1,580,653
Campbell Soup Co.	36,414	1,991,846
Church & Dwight Co. Inc.	48,892	2,342,905
Clorox Co. (The)	24,914	3,118,734
Coca-Cola Co. (The)	706,282	29,889,854
Colgate-Palmolive Co.	164,379	12,187,059
ConAgra Foods Inc.	76,461	3,602,078
Constellation Brands Inc. Class A	32,305	5,378,459
Costco Wholesale Corp.	79,096	12,062,931
Coty Inc. Class A	12,723	298,990
CVS Health Corp.	192,845	17,161,276
Dr Pepper Snapple Group Inc.	34,401	3,141,155
Estee Lauder Companies Inc. (The) Class A	41,192	3,647,963
General Mills Inc.	109,344	6,984,895
Hershey Co. (The)	26,163	2,501,183
Hormel Foods Corp.	50,134	1,901,583
JM Smucker Co. (The)	21,289	2,885,511
Kellogg Co.	46,876	3,631,484
Kimberly-Clark Corp.	66,645	8,406,600
Kraft Heinz Co. (The)	107,882	9,656,518
Kroger Co. (The)	172,767	5,127,725
McCormick & Co. Inc./MD	21,143	2,112,609
Mead Johnson Nutrition Co.	33,959	2,683,101
Molson Coors Brewing Co. Class B	33,724	3,702,895
Mondelez International Inc. Class A	283,303	12,437,002
Monster Beverage Corp.[b]	24,699	3,626,060
PepsiCo Inc.	261,506	28,444,008
Philip Morris International Inc.	283,312	27,543,593
Procter & Gamble Co. (The)[a]	486,980	43,706,455
Reynolds American Inc.	151,218	7,129,929
Sysco Corp.	92,015	4,509,655

Security	Shares	Value
Tyson Foods Inc. Class A	54,660	$4,081,462
Wal-Mart Stores Inc.	274,918	19,827,086
Walgreens Boots Alliance Inc.	154,956	12,492,553
Whole Foods Market Inc.	57,835	1,639,622

		338,486,588

TOTAL COMMON STOCKS (Cost: $532,043,109)		633,334,467

PREFERRED STOCKS — 0.70%

GERMANY — 0.70%
Henkel AG & Co. KGaA	33,209	4,515,753

		4,515,753

TOTAL PREFERRED STOCKS
(Cost: $3,147,921)		4,515,753

SHORT-TERM INVESTMENTS — 7.14%

MONEY MARKET FUNDS — 7.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.51%[c,d,e]	45,145,052	45,145,052
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	630,576	630,576

		45,775,628

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,775,628)		45,775,628

TOTAL INVESTMENTS IN SECURITIES — 106.64%
(Cost: $580,966,658)[f]		683,625,848
Other Assets, Less Liabilities — (6.64)%		(42,575,420)

NET ASSETS — 100.00%		$641,050,428

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $583,641,290. Net unrealized appreciation was $99,984,558, of which $120,050,935 represented gross unrealized appreciation on securities and $20,066,377 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$633,334,467	$—	$—	$633,334,467
Preferred stocks	4,515,753	—	—	4,515,753
Money market funds	45,775,628	—	—	45,775,628

Total	$683,625,848	$—	$—	$683,625,848

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.97%

AUSTRALIA — 1.80%
Caltex Australia Ltd.	130,919	$3,431,364
Oil Search Ltd.	577,531	3,133,466
Origin Energy Ltd.	856,106	3,550,834
Santos Ltd.	775,296	2,141,797
Woodside Petroleum Ltd.	354,665	7,767,682

		20,025,143
AUSTRIA — 0.19%
OMV AG	71,771	2,066,413

		2,066,413
BRAZIL — 1.05%
Petroleo Brasileiro SA ADR[a,b]	736,341	6,870,062
Ultrapar Participacoes SA ADR	221,110	4,840,098

		11,710,160
CANADA — 10.00%
ARC Resources Ltd.	169,182	3,054,738
Cameco Corp.	195,915	1,671,073
Canadian Natural Resources Ltd.	532,135	16,981,352
Cenovus Energy Inc.	405,156	5,804,898
Crescent Point Energy Corp.	244,176	3,214,187
Enbridge Inc.	450,881	19,781,471
Encana Corp.	453,884	4,734,829
Husky Energy Inc.	149,808	1,831,778
Imperial Oil Ltd.	127,989	3,996,704
Inter Pipeline Ltd.	165,671	3,491,791
Pembina Pipeline Corp.	190,315	5,789,457
Suncor Energy Inc.	808,495	22,404,708
TransCanada Corp.	389,010	18,443,381

		111,200,367
CHINA — 2.30%
China Petroleum & Chemical Corp. Class H	12,462,400	9,078,522
CNOOC Ltd.	7,842,000	9,726,731
PetroChina Co. Ltd. Class H	10,266,000	6,737,271

		25,542,524
COLOMBIA — 0.11%
Ecopetrol SA ADR[a,b]	141,983	1,243,771

		1,243,771
FRANCE — 5.43%
Technip SA	59,529	3,657,352
Total SAa	1,196,659	56,710,446

		60,367,798

Security	Shares	Value
ITALY — 2.09%
Eni SpA	1,301,154	$18,745,878
Saipem SpA[a,b]	2,842,864	1,203,485
Tenaris SA	230,427	3,283,535

		23,232,898
JAPAN — 0.87%
INPEX Corp.	528,100	4,741,505
JX Holdings Inc.	1,218,420	4,898,225

		9,639,730
NORWAY — 0.89%
Statoil ASA	514,363	8,617,445
Subsea 7 SAa,b	123,122	1,321,756

		9,939,201
PORTUGAL — 0.25%
Galp Energia SGPS SA	199,192	2,723,159

		2,723,159
SPAIN — 0.67%
Repsol SA	550,328	7,467,888

		7,467,888
UNITED KINGDOM — 14.05%
Amec Foster Wheeler PLC	191,901	1,424,632
BP PLC	9,065,554	52,992,692
Petrofac Ltd.	124,450	1,441,204
Royal Dutch Shell PLC Class A	2,090,442	51,974,363
Royal Dutch Shell PLC Class B	1,812,060	47,006,699
Tullow Oil PLC[a,b]	438,124	1,440,450

		156,280,040
UNITED STATES — 59.27%
Anadarko Petroleum Corp.	263,535	16,697,578
Apache Corp.	183,969	11,750,100
Baker Hughes Inc.	206,575	10,425,840
Cabot Oil & Gas Corp.	225,045	5,806,161
Chesapeake Energy Corp.[b]	310,659	1,947,832
Chevron Corp.	912,232	93,886,918
Cimarex Energy Co.	45,983	6,178,736
Concho Resources Inc.[a,b]	68,219	9,369,880
ConocoPhillips	601,540	26,148,944
Devon Energy Corp.	253,085	11,163,579
EOG Resources Inc.	266,353	25,758,999
EQT Corp.	83,728	6,080,327
Exxon Mobil Corp.	2,005,697	175,057,234
FMC Technologies Inc.[b]	109,373	3,245,097
Halliburton Co.	415,740	18,658,411
Helmerich & Payne Inc.[a]	52,179	3,511,647

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

September 30, 2016

Security	Shares	Value
Hess Corp.	127,499	$6,836,496
Kinder Morgan Inc./DE	925,835	21,414,564
Marathon Oil Corp.	410,809	6,494,890
Marathon Petroleum Corp.	256,370	10,406,058
Murphy Oil Corp.	77,732	2,363,053
National Oilwell Varco Inc.	183,234	6,732,017
Newfield Exploration Co.[b]	94,538	4,108,622
Noble Energy Inc.	207,508	7,416,336
Occidental Petroleum Corp.	371,486	27,088,759
ONEOK Inc.	101,660	5,224,307
Phillips 66	215,160	17,331,138
Pioneer Natural Resources Co.	81,768	15,180,229
Range Resources Corp.	90,242	3,496,878
Schlumberger Ltd.	674,775	53,064,306
Southwestern Energy Co.[b]	234,712	3,248,414
Spectra Energy Corp.	339,111	14,496,995
Tesoro Corp.	58,261	4,635,245
Transocean Ltd.[a]	174,658	1,861,854
Valero Energy Corp.	222,723	11,804,319
Williams Companies Inc. (The)	330,871	10,167,666

		659,059,429

TOTAL COMMON STOCKS
(Cost: $1,280,457,002)		1,100,498,521

PREFERRED STOCKS — 0.74%

BRAZIL — 0.74%
Petroleo Brasileiro SA ADR[b]	986,329	8,196,394

		8,196,394

TOTAL PREFERRED STOCKS
(Cost: $21,185,334)		8,196,394

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	10,743,667	$10,743,667
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	830,882	830,882

		11,574,549

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,574,549)		11,574,549

TOTAL INVESTMENTS IN SECURITIES — 100.75%
(Cost: $1,313,216,885)[f]		1,120,269,464
Other Assets, Less Liabilities — (0.75)%		(8,323,828)

NET ASSETS — 100.00%		$1,111,945,636

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,353,937,944. Net unrealized depreciation was $233,668,480, of which $29,042,598 represented gross unrealized appreciation on securities and $262,711,078 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,100,498,521	$—	$—	$1,100,498,521
Preferred stocks	8,196,394	—	—	8,196,394
Money market funds	11,574,549	—	—	11,574,549

Total	$1,120,269,464	$—	$—	$1,120,269,464

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.28%

AUSTRALIA — 6.97%
AMP Ltd.	155,000	$626,281
ASX Ltd.	11,000	405,399
Australia & New Zealand Banking Group Ltd.	139,900	2,958,027
Commonwealth Bank of Australia	81,800	4,532,057
Insurance Australia Group Ltd.	125,600	525,751
Macquarie Group Ltd.	16,700	1,047,167
Medibank Pvt Ltd.	139,800	265,315
National Australia Bank Ltd.	127,200	2,712,861
QBE Insurance Group Ltd.	67,200	477,737
Suncorp Group Ltd.	65,800	609,781
Westpac Banking Corp.	159,410	3,599,882

		17,760,258
AUSTRIA — 0.17%
Erste Group Bank AG	14,600	432,583

		432,583
BELGIUM — 0.61%
Ageas	9,400	342,951
Groupe Bruxelles Lambert SA	3,500	310,416
KBC Group NVa	15,600	908,471

		1,561,838
BRAZIL — 0.17%
Banco do Brasil SA ADR	63,200	441,768

		441,768
CANADA — 7.86%
Bank of Montreal	30,900	2,021,284
Bank of Nova Scotia (The)	57,000	3,015,134
Brookfield Asset Management Inc. Class A	41,800	1,467,174
Canadian Imperial Bank of Commerce/Canada	19,100	1,478,443
Manulife Financial Corp.	92,700	1,305,594
National Bank of Canada	16,300	576,965
Power Corp. of Canada	17,700	374,269
Royal Bank of Canada	70,300	4,346,645
Sun Life Financial Inc.	29,100	945,238
Thomson Reuters Corp.	14,500	598,535
Toronto-Dominion Bank (The)	88,200	3,908,517

		20,037,798
CHILE — 0.18%
Banco de Chile ADR	3,176	213,745
Banco Santander Chile ADR	12,200	252,418

		466,163

Security	Shares	Value
CHINA — 3.15%
China Construction Bank Corp. Class H	4,500,720	$3,336,682
China Life Insurance Co. Ltd. Class H	400,000	1,031,466
Industrial & Commercial Bank of China Ltd. Class H	3,800,000	2,376,240
Ping An Insurance Group Co. of China Ltd. Class H	250,000	1,295,780

		8,040,168
COLOMBIA — 0.13%
Bancolombia SA ADR	8,300	324,032

		324,032
DENMARK — 0.41%
Danske Bank A/S	36,200	1,056,615

		1,056,615
FINLAND — 0.41%
Sampo OYJ Class A	23,300	1,036,908

		1,036,908
FRANCE — 2.54%
AXA SA	91,700	1,951,814
BNP Paribas SA	53,100	2,731,269
Credit Agricole SA	57,400	566,235
Societe Generale SA	35,400	1,224,506

		6,473,824
GERMANY — 2.57%
Allianz SE Registered	21,600	3,206,606
Commerzbank AG	49,900	321,773
Deutsche Bank AG Registered[a]	66,100	859,457
Deutsche Boerse AG New[a]	8,774	711,415
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	7,800	1,455,096

		6,554,347
HONG KONG — 2.61%
AIA Group Ltd.	580,000	3,854,976
BOC Hong Kong Holdings Ltd.	200,000	675,610
Hang Seng Bank Ltd.	40,000	714,290
Hong Kong Exchanges and Clearing Ltd.[b]	53,700	1,411,054

		6,655,930
IRELAND — 0.11%
Bank of Ireland[a]	1,315,300	274,933
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		274,934

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2016

Security	Shares	Value
ITALY — 1.26%
Assicurazioni Generali SpA	63,000	$768,881
Banco Popolare SC	28,650	67,485
Intesa Sanpaolo SpA	664,400	1,473,893
Mediobanca SpA	25,800	167,875
UniCredit SpA	274,000	638,013
Unione di Banche Italiane SpA[b]	41,300	95,147

		3,211,294
JAPAN — 5.70%
Dai-ichi Life Insurance Co. Ltd. (The)	60,000	812,620
Daiwa Securities Group Inc.	100,000	557,350
Mitsubishi UFJ Financial Group Inc.	680,000	3,391,774
Mizuho Financial Group Inc.	1,203,700	2,004,087
MS&AD Insurance Group Holdings Inc.	21,000	578,477
Nomura Holdings Inc.	176,300	776,650
ORIX Corp.	60,000	875,426
Resona Holdings Inc.	110,000	458,727
Shinsei Bank Ltd.	100,000	150,101
Sompo Japan Nipponkoa Holdings Inc.	20,000	585,691
Sumitomo Mitsui Financial Group Inc.	70,000	2,336,444
Sumitomo Mitsui Trust Holdings Inc.	14,927	482,015
Tokio Marine Holdings Inc.	40,000	1,514,442

		14,523,804
MEXICO — 0.27%
Grupo Financiero Banorte SAB de CV	130,000	682,998

		682,998
NETHERLANDS — 0.99%
Aegon NV	68,500	262,580
ING Groep NV	182,600	2,255,213

		2,517,793
NORWAY — 0.23%
DNB ASA	45,500	596,055

		596,055
PERU — 0.21%
Credicorp Ltd.	3,600	547,992

		547,992
SINGAPORE — 1.17%
DBS Group Holdings Ltd.[b]	81,900	924,450
Oversea-Chinese Banking Corp. Ltd.[b]	180,000	1,141,956

Security	Shares	Value
United Overseas Bank Ltd.[b]	65,600	$905,972

		2,972,378
SOUTH KOREA — 0.45%
KB Financial Group Inc. ADR	18,817	643,729
Shinhan Financial Group Co. Ltd. ADR	13,595	495,402

		1,139,131
SPAIN — 2.36%
Banco Bilbao Vizcaya Argentaria SA	309,420	1,871,462
Banco de Sabadell SA	256,474	328,577
Banco Popular Espanol SA	184,268	227,996
Banco Santander SA	681,300	3,022,001
Bankia SA	211,300	173,345
CaixaBank SA	151,328	382,470

		6,005,851
SWEDEN — 2.31%
Industrivarden AB Class A	5,800	115,697
Industrivarden AB Class C	10,900	201,908
Investor AB Class B	22,200	812,865
Kinnevik AB Class B	11,000	280,925
Nordea Bank AB	152,100	1,511,697
Skandinaviska Enskilda Banken AB Class A	82,300	828,053
Svenska Handelsbanken AB Class A	72,100	992,202
Swedbank AB Class A	49,100	1,155,375

		5,898,722
SWITZERLAND — 3.22%
Baloise Holding AG Registered	2,600	315,143
Credit Suisse Group AG Registered	94,318	1,236,622
GAM Holding AG	7,700	73,712
Julius Baer Group Ltd.	10,600	432,245
Swiss Life Holding AG Registered	1,600	415,102
Swiss Re AG	15,800	1,428,585
UBS Group AG	182,100	2,485,231
Zurich Insurance Group AG	7,100	1,831,029

		8,217,669
UNITED KINGDOM — 7.71%
3i Group PLC	45,874	387,635
Aberdeen Asset Management PLC	49,200	208,541
Aviva PLC	190,800	1,091,776
Barclays PLC	732,600	1,596,864
Direct Line Insurance Group PLC	69,300	328,396
HSBC Holdings PLC	945,200	7,105,364
Legal & General Group PLC	274,400	779,547

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2016

Security	Shares	Value
Lloyds Banking Group PLC	2,997,200	$2,123,829
London Stock Exchange Group PLC	14,700	534,668
Man Group PLC	83,400	121,987
Old Mutual PLC	232,100	610,232
Provident Financial PLC	7,400	291,550
Prudential PLC	119,200	2,115,899
Royal Bank of Scotland Group PLC[a]	154,700	359,308
RSA Insurance Group PLC	49,800	353,208
Schroders PLC	5,000	175,105
Standard Chartered PLC[a]	130,240	1,062,969
Standard Life PLC	93,166	416,197

		19,663,075
UNITED STATES — 44.51%
Affiliated Managers Group Inc.[a]	2,500	361,750
Aflac Inc.	19,700	1,415,839
Allstate Corp. (The)	18,000	1,245,240
American Express Co.	37,400	2,395,096
American International Group Inc.	48,200	2,860,188
Ameriprise Financial Inc.	7,700	768,229
Aon PLC	12,700	1,428,623
Arthur J Gallagher & Co.	8,974	456,507
Assurant Inc.	3,000	276,750
Bank of America Corp.	482,100	7,544,865
Bank of New York Mellon Corp. (The)	50,800	2,025,904
BB&T Corp.	38,300	1,444,676
Berkshire Hathaway Inc. Class Ba	90,200	13,031,194
BlackRock Inc.[c]	5,800	2,102,268
Capital One Financial Corp.	24,200	1,738,286
Charles Schwab Corp. (The)	57,300	1,808,961
Chubb Ltd.	22,000	2,764,300
Cincinnati Financial Corp.	7,500	565,650
Citigroup Inc.	137,000	6,470,510
Citizens Financial Group Inc.	24,000	593,040
CME Group Inc.	16,056	1,678,173
Comerica Inc.	8,100	383,292
Discover Financial Services	19,800	1,119,690
E*TRADE Financial Corp.[a]	13,300	387,296
Fifth Third Bancorp.	35,600	728,376
Franklin Resources Inc.	16,800	597,576
Goldman Sachs Group Inc. (The)	18,000	2,902,860
Hartford Financial Services Group Inc. (The)	18,600	796,452
Huntington Bancshares Inc./OH	50,710	500,001
Intercontinental Exchange Inc.	5,700	1,535,352

Security	Shares	Value
Invesco Ltd.	19,200	$600,384
JPMorgan Chase & Co.	170,600	11,360,254
KeyCorp	51,109	621,997
Legg Mason Inc.	4,600	154,008
Leucadia National Corp.	15,500	295,120
Lincoln National Corp.	11,000	516,780
Loews Corp.	13,000	534,950
M&T Bank Corp.	7,365	855,076
Marsh & McLennan Companies Inc.	24,900	1,674,525
MetLife Inc.	51,900	2,305,917
Moody’s Corp.	8,000	866,240
Morgan Stanley	70,000	2,244,200
Nasdaq Inc.	6,100	411,994
Navient Corp.	15,600	225,732
Northern Trust Corp.	10,300	700,297
People’s United Financial Inc.	14,200	224,644
PNC Financial Services Group Inc. (The)[c]	23,200	2,090,088
Principal Financial Group Inc.	12,200	628,422
Progressive Corp. (The)	28,100	885,150
Prudential Financial Inc.	20,600	1,681,990
Regions Financial Corp.	57,600	568,512
S&P Global Inc.	12,700	1,607,312
State Street Corp.	14,996	1,044,171
SunTrust Banks Inc.	23,400	1,024,920
Synchrony Financial	37,909	1,061,452
T Rowe Price Group Inc.	12,200	811,300
Torchmark Corp.	5,300	338,617
Travelers Companies Inc. (The)	13,600	1,557,880
U.S. Bancorp.	75,800	3,251,062
Unum Group	10,900	384,879
Wells Fargo & Co.	214,400	9,493,632
Willis Towers Watson PLC	6,023	799,674
XL Group Ltd.	13,200	443,916
Zions BanCorp.	9,500	294,690

		113,486,729

TOTAL COMMON STOCKS (Cost: $310,644,891)		250,580,657

PREFERRED STOCKS — 1.34%

BRAZIL — 1.30%
Banco Bradesco SA ADR	163,209	1,480,306
Itau Unibanco Holding SA ADR	167,400	1,831,356

		3,311,662

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2016

Security	Shares	Value
ITALY — 0.04%
Intesa Sanpaolo SpA	49,600	$103,900

		103,900

TOTAL PREFERRED STOCKS
(Cost: $3,754,764)		3,415,562

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	2,809,445	2,809,445
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	282,717	282,717

		3,092,162

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,092,162)		3,092,162

Value
TOTAL INVESTMENTS IN SECURITIES — 100.83% (Cost: $317,491,817)[g]	$257,088,381
Other Assets, Less Liabilities — (0.83)%	(2,114,664)

NET ASSETS — 100.00%	$254,973,717

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $322,881,475. Net unrealized depreciation was $65,793,094, of which $1,619,332 represented gross unrealized appreciation on securities and $67,412,426 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	4,692	1,953	(845)	5,800	$2,102,268	$19,421	$10,840
PNC Financial Services Group Inc. (The)	18,676	7,494	(2,970)	23,200	2,090,088	18,754	(29,290)

					$4,192,356	$38,175	$(18,450)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$250,580,656	$—	$1	$250,580,657
Preferred stocks	3,415,562	—	—	3,415,562
Money market funds	3,092,162	—	—	3,092,162

Total	$257,088,380	$—	$1	$257,088,381

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.60%

AUSTRALIA — 1.43%
Cochlear Ltd.	21,675	$2,338,573
CSL Ltd.	172,042	14,087,105
Ramsay Health Care Ltd.	48,817	2,955,704
Sonic Healthcare Ltd.	155,576	2,620,391

		22,001,773
BELGIUM — 0.24%
UCB SA	48,513	3,752,537

		3,752,537
CANADA — 0.18%
Valeant Pharmaceuticals International Inc.[a,b]	113,103	2,770,238

		2,770,238
DENMARK — 2.34%
Coloplast A/S Class B	41,684	3,233,586
Genmab A/Sa,b	22,053	3,760,953
Novo Nordisk A/S Class B	699,143	29,059,076

		36,053,615
FRANCE — 2.81%
Essilor International SA	75,589	9,751,907
Sanofi	443,182	33,687,964

		43,439,871
GERMANY — 3.76%
Bayer AG Registered	312,173	31,373,836
Fresenius Medical Care AG & Co. KGaA	80,790	7,059,971
Fresenius SE & Co. KGaA	149,324	11,916,211
Merck KGaA	48,672	5,246,046
QIAGEN NVa,b	88,655	2,441,445

		58,037,509
JAPAN — 5.23%
Astellas Pharma Inc.	795,975	12,368,209
Chugai Pharmaceutical Co. Ltd.	81,500	2,925,517
Daiichi Sankyo Co. Ltd.	245,000	5,842,838
Eisai Co. Ltd.	114,500	7,108,690
Hoya Corp.	155,000	6,180,714
Ono Pharmaceutical Co. Ltd.	204,100	5,656,512
Otsuka Holdings Co. Ltd.	211,900	9,602,618
Shionogi & Co. Ltd.	116,500	5,927,102
Sysmex Corp.	61,200	4,496,400
Taisho Pharmaceutical Holdings Co. Ltd.	21,700	2,211,465
Takeda Pharmaceutical Co. Ltd.	281,500	13,407,145

Security	Shares	Value
Terumo Corp.	128,600	$4,908,300

		80,635,510
SWITZERLAND — 10.04%
Actelion Ltd. Registered	40,534	7,033,030
Lonza Group AG Registered	19,923	3,814,430
Novartis AG Registered	991,291	78,125,266
Roche Holding AG	265,066	65,897,365

		154,870,091
UNITED KINGDOM — 6.32%
AstraZeneca PLC	471,018	30,617,091
GlaxoSmithKline PLC	1,836,742	39,200,792
Shire PLC	340,338	22,096,109
Smith & Nephew PLC	343,513	5,551,018

		97,465,010
UNITED STATES — 67.25%
Abbott Laboratories	554,986	23,470,358
AbbVie Inc.	614,813	38,776,256
Aetna Inc.	132,425	15,288,466
Agilent Technologies Inc.	122,946	5,789,527
Alexion Pharmaceuticals Inc.[a]	84,613	10,368,477
Allergan PLC[a]	149,523	34,436,642
AmerisourceBergen Corp.	68,239	5,512,346
Amgen Inc.	282,633	47,146,011
Anthem Inc.	99,264	12,438,772
Baxter International Inc.	185,329	8,821,660
Becton Dickinson and Co.	80,312	14,434,476
Biogen Inc.[a]	82,553	25,841,566
Boston Scientific Corp.[a]	513,565	12,222,847
Bristol-Myers Squibb Co.	630,717	34,008,261
Cardinal Health Inc.	120,530	9,365,181
Celgene Corp.[a]	292,750	30,601,158
Centene Corp.[a]	64,325	4,307,202
Cerner Corp.[a,b]	113,385	7,001,524
Cigna Corp.	97,011	12,642,474
Cooper Companies Inc. (The)	18,447	3,306,809
CR Bard Inc.	27,604	6,191,025
Danaher Corp.	228,717	17,929,126
DaVita Inc.[a]	62,287	4,115,302
DENTSPLY SIRONA Inc.	88,362	5,251,354
Edwards Lifesciences Corp.[a]	80,376	9,690,131
Eli Lilly & Co.	366,426	29,409,351
Endo International PLC[a]	62,212	1,253,572
Express Scripts Holding Co.[a]	238,155	16,797,072
Gilead Sciences Inc.	498,352	39,429,610
HCA Holdings Inc.[a]	111,423	8,426,921

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2016

Security	Shares	Value
Henry Schein Inc.[a]	31,046	$5,059,877
Hologic Inc.[a,b]	104,034	4,039,640
Humana Inc.	56,161	9,934,319
Illumina Inc.[a]	55,164	10,021,092
Intuitive Surgical Inc.[a]	14,542	10,540,478
Johnson & Johnson	1,031,623	121,865,625
Laboratory Corp. of America Holdings[a,b]	38,754	5,327,900
Mallinckrodt PLC[a]	40,581	2,831,742
McKesson Corp.	85,295	14,222,941
Medtronic PLC	521,131	45,025,718
Merck & Co. Inc.	1,043,313	65,113,164
Mettler-Toledo International Inc.[a]	9,792	4,110,975
Mylan NVa	173,511	6,614,239
Patterson Companies Inc.	31,740	1,458,136
PerkinElmer Inc.	41,499	2,328,509
Perrigo Co. PLC	54,128	4,997,638
Pfizer Inc.	2,288,205	77,501,503
Quest Diagnostics Inc.	52,475	4,440,959
Regeneron Pharmaceuticals Inc.[a]	28,139	11,312,441
St. Jude Medical Inc.	107,523	8,576,034
Stryker Corp.	117,103	13,631,960
Thermo Fisher Scientific Inc.	149,043	23,706,780
UnitedHealth Group Inc.	359,116	50,276,240
Universal Health Services Inc. Class B	34,180	4,211,660
Varian Medical Systems Inc.[a]	35,270	3,510,423
Vertex Pharmaceuticals Inc.[a]	93,817	8,181,781
Waters Corp.[a,b]	30,655	4,858,511
Zimmer Biomet Holdings Inc.	75,541	9,821,841

Security	Shares	Value
Zoetis Inc.	186,126	$9,680,413

		1,037,476,016

TOTAL COMMON STOCKS
(Cost: $1,409,531,443)		1,536,502,170

SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	12,313,129	12,313,129
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	634,732	634,732

		12,947,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,947,861)		12,947,861

TOTAL INVESTMENTS IN SECURITIES — 100.44%
(Cost: $1,422,479,304)[f]		1,549,450,031
Other Assets, Less Liabilities — (0.44)%		(6,733,345)

NET ASSETS — 100.00%		$1,542,716,686

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,434,499,636. Net unrealized appreciation was $114,950,395, of which $186,726,790 represented gross unrealized appreciation on securities and $71,776,395 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,536,502,170	$—	$—	$1,536,502,170
Money market funds	12,947,861	—	—	12,947,861

Total	$1,549,450,031	$—	$—	$1,549,450,031

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.60%

AUSTRALIA — 1.65%
Aurizon Holdings Ltd.	108,600	$390,599
Brambles Ltd.	84,400	773,754
Qantas Airways Ltd.	109,701	261,920
Sydney Airport	122,600	653,923
Transurban Group	111,950	974,065

		3,054,261
BRAZIL — 0.12%
Embraer SA ADR	12,700	219,202

		219,202
CANADA — 2.31%
Bombardier Inc. Class Ba	104,800	143,534
Canadian National Railway Co.	40,347	2,632,801
Canadian Pacific Railway Ltd.	7,700	1,172,884
SNC-Lavalin Group Inc.	7,900	309,749

		4,258,968
CHILE — 0.10%
LATAM Airlines Group SA ADR[a,b]	21,800	177,016

		177,016
DENMARK — 1.39%
AP Moeller – Maersk A/S Class A	100	140,357
AP Moeller – Maersk A/S Class B	400	586,784
DSV A/S	9,803	488,230
ISS A/S	9,450	392,351
Vestas Wind Systems A/S	11,601	955,085

		2,562,807
FINLAND — 0.85%
Kone OYJ Class B	19,950	1,012,703
Metso OYJ	7,100	207,214
Wartsila OYJ Abp	7,900	355,742

		1,575,659
FRANCE — 5.74%
Airbus Group SE	31,447	1,902,713
Alstom SAa	8,350	220,940
Bouygues SA	10,050	333,122
Cie. de Saint-Gobain	27,050	1,169,442
Edenred	10,800	252,633
Legrand SA	13,700	807,985
Safran SA	17,000	1,222,694
Schneider Electric SE	30,850	2,151,573
Thales SA	5,400	497,558
Vinci SA	26,550	2,032,489

		10,591,149

Security	Shares	Value
GERMANY — 4.17%
Brenntag AG	7,950	$434,247
Deutsche Lufthansa AG Registered	11,550	128,566
Deutsche Post AG Registered	49,350	1,542,884
GEA Group AG	9,150	508,072
MAN SE	1,598	168,521
Osram Licht AG	4,550	267,220
Siemens AG Registered	39,750	4,654,724

		7,704,234
HONG KONG — 0.94%
CK Hutchison Holdings Ltd.	136,520	1,735,554

		1,735,554
IRELAND — 0.39%
Allegion PLC	4,900	337,659
Ryanair Holdings PLC ADR	5,076	380,852

		718,511
ITALY — 0.78%
Atlantia SpA	23,500	596,586
CNH Industrial NV	51,000	365,089
Leonardo-Finmeccanica SpA[a]	19,619	222,463
Prysmian SpA	9,850	258,139

		1,442,277
JAPAN — 15.47%
ANA Holdings Inc.	175,000	472,992
Asahi Glass Co. Ltd.	55,000	353,034
Central Japan Railway Co.	10,100	1,716,496
Dai Nippon Printing Co. Ltd.	31,000	301,842
Daikin Industries Ltd.	15,000	1,385,128
East Japan Railway Co.	20,000	1,793,315
FANUC Corp.	10,000	1,679,751
ITOCHU Corp.	80,000	996,988
Japan Airlines Co. Ltd.	20,000	584,407
JGC Corp.	20,000	344,640
Kajima Corp.	50,000	347,603
Kawasaki Heavy Industries Ltd.	100,000	306,128
Kintetsu Group Holdings Co. Ltd.	100,000	417,716
Komatsu Ltd.	50,000	1,133,165
Kubota Corp.	65,000	971,486
LIXIL Group Corp.	15,000	319,508
Makita Corp.	6,300	445,445
Marubeni Corp.	90,000	458,154
Mitsubishi Corp.	80,000	1,805,165
Mitsubishi Electric Corp.	108,000	1,367,797
Mitsubishi Heavy Industries Ltd.	170,000	703,570

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2016

Security	Shares	Value
Mitsui & Co. Ltd.	95,000	$1,304,473
NGK Insulators Ltd.	15,000	307,954
Nidec Corp.	13,700	1,253,043
Nippon Express Co. Ltd.	50,000	232,064
NSK Ltd.	30,000	303,955
Obayashi Corp.	40,000	393,818
Odakyu Electric Railway Co. Ltd.	16,000	353,923
Recruit Holdings Co. Ltd.	25,000	1,014,665
Secom Co. Ltd.	10,000	741,421
Shimizu Corp.	50,000	444,379
SMC Corp./Japan	3,400	969,990
Sumitomo Corp.	65,000	720,831
Taisei Corp.	55,000	410,063
Tokyu Corp.	50,000	379,203
Toppan Printing Co. Ltd.	50,000	448,329
TOTO Ltd.	8,100	303,555
West Japan Railway Co.	10,000	616,008
Yamato Holdings Co. Ltd.	20,000	462,845

		28,564,849
MEXICO — 0.20%
Alfa SAB de CV	235,000	367,432

		367,432
NETHERLANDS — 1.89%
Koninklijke Philips NV	49,050	1,454,129
PostNL NVa	21,500	97,637
Randstad Holding NV	6,700	305,320
RELX NV	53,650	964,369
Wolters Kluwer NV	15,488	663,059

		3,484,514
SINGAPORE — 0.49%
Jardine Matheson Holdings Ltd.	15,000	909,150

		909,150
SPAIN — 1.19%
Abertis Infraestructuras SA	31,000	482,852
ACS Actividades de Construccion y Servicios SA	10,500	317,418
Aena SAc	3,900	575,464
Ferrovial SA	28,000	596,288
International Consolidated Airlines Group SA	43,200	223,794

		2,195,816
SWEDEN — 3.00%
Alfa Laval AB	14,550	228,421
Assa Abloy AB	51,600	1,049,779

Security	Shares	Value
Atlas Copco AB Class A	35,600	$1,073,311
Atlas Copco AB Class B	18,343	501,856
Sandvik AB	58,400	643,140
Securitas AB Class B	16,450	276,106
Skanska AB Class B	20,350	475,769
SKF AB Class B	19,550	337,950
Volvo AB Class B	84,100	961,014

		5,547,346
SWITZERLAND — 2.91%
ABB Ltd. Registered	103,292	2,323,910
Adecco Group AG Registered	9,100	513,483
Geberit AG Registered	1,950	855,715
Kuehne + Nagel International AG Registered	2,800	407,262
Schindler Holding AG Participation Certificates	2,400	451,083
Schindler Holding AG Registered	800	151,516
SGS SA Registered	300	673,097

		5,376,066
UNITED KINGDOM — 5.18%
Aggreko PLC	13,450	166,591
Ashtead Group PLC	25,943	428,327
Babcock International Group PLC	24,600	330,738
BAE Systems PLC	163,300	1,111,544
Bunzl PLC	16,992	503,256
Capita PLC	35,240	306,704
Cobham PLC	88,900	193,662
DCC PLC	4,500	410,646
easyJet PLC	13,204	172,721
Experian PLC	49,600	994,805
FirstGroup PLC[a]	56,600	77,714
G4S PLC	82,550	244,276
Hays PLC	71,500	120,556
IMI PLC	14,939	208,418
Intertek Group PLC	8,246	373,726
RELX PLC	57,401	1,090,870
Rentokil Initial PLC	88,678	256,073
Rolls-Royce Holdings PLC	97,050	907,689
Smiths Group PLC	20,400	387,954
Travis Perkins PLC	13,150	263,744
Weir Group PLC (The)	11,249	248,412
Wolseley PLC	13,547	766,373

		9,564,799
UNITED STATES — 50.83%
3M Co.	31,148	5,489,212

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2016

Security	Shares	Value
Acuity Brands Inc.	2,250	$595,350
Alaska Air Group Inc.	6,300	414,918
American Airlines Group Inc.	27,482	1,006,116
AMETEK Inc.	11,800	563,804
Boeing Co. (The)	30,050	3,958,787
Caterpillar Inc.	30,150	2,676,415
CH Robinson Worldwide Inc.	7,347	517,670
Cintas Corp.	4,500	506,700
CSX Corp.	49,150	1,499,075
Cummins Inc.	8,150	1,044,422
Deere & Co.	15,050	1,284,517
Delta Air Lines Inc.	38,600	1,519,296
Dover Corp.	8,050	592,802
Dun & Bradstreet Corp. (The)	1,950	266,409
Eaton Corp. PLC	23,600	1,550,756
Emerson Electric Co.	33,050	1,801,555
Equifax Inc.	6,147	827,263
Expeditors International of Washington Inc.	9,300	479,136
Fastenal Co.	14,900	622,522
FedEx Corp.	12,750	2,227,170
Flowserve Corp.	6,850	330,444
Fluor Corp.	7,200	369,504
Fortive Corp.	15,374	782,537
Fortune Brands Home & Security Inc.	7,854	456,317
General Dynamics Corp.	14,700	2,280,852
General Electric Co.	462,600	13,702,212
Honeywell International Inc.	39,098	4,558,436
Illinois Tool Works Inc.	16,700	2,001,328
Ingersoll-Rand PLC	13,149	893,343
Jacobs Engineering Group Inc.[a]	6,150	318,078
JB Hunt Transport Services Inc.	4,600	373,244
Kansas City Southern	5,549	517,833
L-3 Communications Holdings Inc.	3,950	595,384
Lockheed Martin Corp.	13,150	3,152,318
Masco Corp.	17,200	590,132
Nielsen Holdings PLC	17,300	926,761
Norfolk Southern Corp.	15,200	1,475,312
Northrop Grumman Corp.	9,250	1,979,037
PACCAR Inc.	18,150	1,066,857
Parker-Hannifin Corp.	6,998	878,459
Pentair PLC	8,850	568,524
Pitney Bowes Inc.	9,800	177,968
Quanta Services Inc.[a]	7,600	212,724
Raytheon Co.	15,250	2,075,982
Republic Services Inc.	11,950	602,878

Security	Shares	Value
Robert Half International Inc.	6,801	$257,486
Rockwell Automation Inc.	6,750	825,795
Rockwell Collins Inc.	6,500	548,210
Roper Technologies Inc.	5,200	948,844
Ryder System Inc.	2,849	187,892
Snap-on Inc.	2,950	448,282
Southwest Airlines Co.	32,000	1,244,480
Stanley Black & Decker Inc.	7,748	952,849
Stericycle Inc.[a]	4,300	344,602
Textron Inc.	13,549	538,573
TransDigm Group Inc.[a]	2,700	780,624
Union Pacific Corp.	43,150	4,208,419
United Continental Holdings Inc.[a]	15,200	797,544
United Parcel Service Inc. Class B	35,447	3,876,484
United Rentals Inc.[a]	4,599	360,976
United Technologies Corp.	39,998	4,063,797
Verisk Analytics Inc. Class Aa	7,897	641,868
Waste Management Inc.	21,150	1,348,524
WW Grainger Inc.	2,900	652,036
Xylem Inc./NY	9,250	485,163

		93,842,807

TOTAL COMMON STOCKS
(Cost: $175,486,615)		183,892,417

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	115,993	115,993
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	180,957	180,957

		296,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $296,950)		296,950

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $175,783,565)[g]	$184,189,367
Other Assets, Less Liabilities — 0.24%	442,481

NET ASSETS — 100.00%	$184,631,848

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $177,587,929. Net unrealized appreciation was $6,601,438, of which $21,514,983 represented gross unrealized appreciation on securities and $14,913,545 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$183,892,417	$—	$—	$183,892,417
Money market funds	296,950	—	—	296,950

Total	$184,189,367	$—	$—	$184,189,367

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.95%

AUSTRALIA — 7.50%
Amcor Ltd./Australia	158,760	$1,840,591
BHP Billiton Ltd.	438,984	7,518,172
Incitec Pivot Ltd.	229,824	495,962
James Hardie Industries PLC	61,152	950,907
Newcrest Mining Ltd.	105,756	1,795,832
Orica Ltd.	50,652	589,174
Rio Tinto Ltd.	57,792	2,282,470
South32 Ltd.	721,812	1,331,204

		16,804,312
AUSTRIA — 0.25%
Voestalpine AG	15,960	552,424

		552,424
BELGIUM — 0.89%
Solvay SA	10,164	1,175,926
Umicore SA	12,936	811,628

		1,987,554
BRAZIL — 0.43%
Vale SA ADR[a]	177,240	974,820

		974,820
CANADA — 7.56%
Agnico Eagle Mines Ltd.	31,248	1,686,928
Agrium Inc.	18,732	1,693,969
Barrick Gold Corp.	160,524	2,837,339
Eldorado Gold Corp.	93,210	365,960
First Quantum Minerals Ltd.	94,584	781,573
Franco-Nevada Corp.	24,864	1,734,095
Goldcorp Inc.	118,104	1,945,559
Kinross Gold Corp.[b]	172,368	725,277
Potash Corp. of Saskatchewan Inc.	114,240	1,855,830
Silver Wheaton Corp.	60,564	1,633,166
Teck Resources Ltd. Class B	63,000	1,133,688
Yamana Gold Inc.	131,292	564,428

		16,957,812
CHILE — 0.31%
Empresas CMPC SA	179,592	356,780
Sociedad Quimica y Minera de Chile SA ADR	12,180	327,642

		684,422
DENMARK — 0.97%
Chr Hansen Holding A/S	13,272	789,195
Novozymes A/S Class B	31,416	1,382,106

		2,171,301

Security	Shares	Value
FINLAND — 1.00%
Stora Enso OYJ Class R	79,632	$707,422
UPM-Kymmene OYJ	72,912	1,540,444

		2,247,866
FRANCE — 3.67%
Air Liquide SAa	53,074	5,693,074
ArcelorMittal[b]	261,660	1,602,003
Arkema SA	9,996	925,641

		8,220,718
GERMANY — 9.20%
BASF SE	125,412	10,726,792
HeidelbergCement AG	17,304	1,635,234
K+S AG Registered[a]	26,544	503,682
Lanxess AG	12,348	767,381
Linde AG	25,368	4,313,345
Symrise AG	16,632	1,219,217
ThyssenKrupp AG	60,900	1,452,284

		20,617,935
IRELAND — 2.02%
CRH PLC	113,652	3,801,649
Smurfit Kappa Group PLC	32,676	730,754

		4,532,403
JAPAN — 9.15%
Asahi Kasei Corp.	168,000	1,328,538
JFE Holdings Inc.	75,600	1,090,718
Kobe Steel Ltd.[b]	42,500	380,660
Kuraray Co. Ltd.	42,000	618,397
Mitsubishi Chemical Holdings Corp.	184,800	1,146,412
Mitsubishi Materials Corp.	17,000	459,981
Mitsui Chemicals Inc.	168,000	791,349
Nippon Paint Holdings Co. Ltd.	25,200	833,654
Nippon Steel & Sumitomo Metal Corp.	117,629	2,388,822
Nitto Denko Corp.	25,600	1,644,730
Oji Holdings Corp.	84,000	330,144
Shin-Etsu Chemical Co. Ltd.	58,800	4,065,744
Sumitomo Chemical Co. Ltd.	252,000	1,107,392
Sumitomo Metal Mining Co. Ltd.	84,000	1,150,111
Taiheiyo Cement Corp.	168,000	479,455
Toray Industries Inc.	248,000	2,397,591
Toyo Seikan Group Holdings Ltd.	16,800	293,977

		20,507,675
MEXICO — 1.20%
Cemex SAB de CV CPO[b]	1,923,715	1,526,766

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2016

Security	Shares	Value
Grupo Mexico SAB de CV Series B	478,800	$1,172,167

		2,698,933
NETHERLANDS — 1.76%
Akzo Nobel NV	33,768	2,287,914
Koninklijke DSM NV	24,444	1,652,605

		3,940,519
NORWAY — 0.71%
Norsk Hydro ASA	183,288	790,045
Yara International ASA	24,360	809,531

		1,599,576
PERU — 0.31%
Southern Copper Corp.[a]	26,292	691,480

		691,480
SOUTH KOREA — 1.60%
LG Chem Ltd.	5,964	1,307,764
POSCO	11,004	2,268,042

		3,575,806
SWEDEN — 0.38%
Boliden AB	36,624	861,802

		861,802
SWITZERLAND — 6.03%
Clariant AG Registered	35,868	618,644
Givaudan SA Registered	1,092	2,227,031
LafargeHolcim Ltd. Registered	65,016	3,521,085
Sika AG Bearer	336	1,637,367
Syngenta AG Registered	12,600	5,524,036

		13,528,163
TAIWAN — 1.96%
Formosa Chemicals & Fibre Corp.	504,100	1,355,717
Formosa Plastics Corp.	672,720	1,669,701
Nan Ya Plastics Corp.	696,940	1,378,516

		4,403,934
UNITED KINGDOM — 8.78%
Anglo American PLC[b]	192,948	2,425,187
Antofagasta PLC	57,120	388,802
BHP Billiton PLC	290,556	4,387,650
Glencore PLC[b]	1,664,040	4,585,809
Johnson Matthey PLC	27,216	1,164,547
Randgold Resources Ltd.	11,172	1,129,792
Rio Tinto PLC	167,160	5,590,290

		19,672,077
UNITED STATES — 33.27%
Air Products & Chemicals Inc.	29,484	4,432,624

Security	Shares	Value
Albemarle Corp.	15,120	$1,292,609
Alcoa Inc.	180,264	1,827,877
Avery Dennison Corp.	12,348	960,551
Ball Corp.	24,108	1,975,650
CF Industries Holdings Inc.	33,792	822,835
Dow Chemical Co. (The)	154,224	7,993,430
Eastman Chemical Co.	20,328	1,375,799
Ecolab Inc.	35,868	4,365,853
EI du Pont de Nemours & Co.	119,700	8,016,309
FMC Corp.	18,144	877,081
Freeport-McMoRan Inc.	168,084	1,825,392
International Flavors & Fragrances Inc.	10,668	1,525,204
International Paper Co.	56,448	2,708,375
LyondellBasell Industries NV Class A	46,536	3,753,594
Martin Marietta Materials Inc.	8,736	1,564,705
Monsanto Co.	59,892	6,120,962
Mosaic Co. (The)	48,132	1,177,309
Newmont Mining Corp.	73,248	2,877,914
Nucor Corp.	44,520	2,201,514
Owens-Illinois Inc.[b]	22,848	420,175
PPG Industries Inc.	36,288	3,750,728
Praxair Inc.	38,808	4,689,171
Sealed Air Corp.	27,300	1,250,886
Sherwin-Williams Co. (The)	10,920	3,021,127
Vulcan Materials Co.	18,312	2,082,624
WestRock Co.	34,608	1,677,796

		74,588,094

TOTAL COMMON STOCKS
(Cost: $278,531,920)		221,819,626

PREFERRED STOCKS — 0.71%

BRAZIL — 0.71%
Gerdau SA ADR	121,968	331,753
Vale SA ADR	270,396	1,273,565

		1,605,318

TOTAL PREFERRED STOCKS
(Cost: $8,831,020)		1,605,318

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	1,989,320	1,989,320

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	109,923	$109,923

		2,099,243

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,099,243)		2,099,243

TOTAL INVESTMENTS IN SECURITIES — 100.60%
(Cost: $289,462,183)[f]		225,524,187
Other Assets, Less Liabilities — (0.60)%		(1,348,311)

NET ASSETS — 100.00%		$224,175,876

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $298,175,385. Net unrealized depreciation was $72,651,198, of which $25,603,203 represented gross unrealized appreciation on securities and $98,254,401 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$221,819,626	$—	$—	$221,819,626
Preferred stocks	1,605,318	—	—	1,605,318
Money market funds	2,099,243	—	—	2,099,243

Total	$225,524,187	$—	$—	$225,524,187

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.75%

AUSTRALIA — 0.08%
Computershare Ltd.	87,497	$690,997

		690,997
BRAZIL — 0.18%
Cielo SA	153,143	1,532,443

		1,532,443
CANADA — 0.51%
BlackBerry Ltd.[a,b]	78,308	623,246
CGI Group Inc. Class Aa	45,276	2,152,785
Constellation Software Inc./Canada	3,357	1,510,669

		4,286,700
CHINA — 2.94%
Tencent Holdings Ltd.[b]	902,700	24,790,658

		24,790,658
FINLAND — 0.67%
Nokia OYJ	968,713	5,617,381

		5,617,381
FRANCE — 0.85%
Atos SE	15,279	1,646,998
Capgemini SA	26,928	2,638,214
Dassault Systemes	22,937	1,990,727
STMicroelectronics NV New	111,384	907,507

		7,183,446
GERMANY — 2.15%
Infineon Technologies AG	188,942	3,371,849
SAP SE	162,909	14,814,602

		18,186,451
JAPAN — 4.97%
Canon Inc.	183,600	5,300,495
FUJIFILM Holdings Corp.	76,500	2,808,739
Fujitsu Ltd.	306,000	1,631,758
Hirose Electric Co. Ltd.	5,355	698,030
Hitachi Ltd.	765,000	3,540,009
Keyence Corp.	7,060	5,121,489
Konica Minolta Inc.	91,800	770,553
Kyocera Corp.	61,200	2,914,804
Murata Manufacturing Co. Ltd.	34,500	4,439,194
NEC Corp.	384,000	982,136
Nintendo Co. Ltd.	19,000	4,991,804
NTT Data Corp.	21,900	1,087,809
Omron Corp.	29,600	1,053,750

Security	Shares	Value
Ricoh Co. Ltd.	122,400	$1,099,926
Rohm Co. Ltd.	15,300	797,748
TDK Corp.	21,100	1,396,040
Tokyo Electron Ltd.	27,200	2,384,382
Yahoo Japan Corp.	229,500	911,065

		41,929,731
NETHERLANDS — 1.06%
ASML Holding NV	72,666	7,977,566
Gemalto NVb	14,841	951,999

		8,929,565
SOUTH KOREA — 3.62%
Samsung Electronics Co. Ltd.	18,670	27,089,172
SK Hynix Inc.	96,390	3,518,299

		30,607,471
SPAIN — 0.43%
Amadeus IT Holding SA Class A	72,675	3,631,961

		3,631,961
SWEDEN — 0.65%
Hexagon AB Class B	42,213	1,845,716
Telefonaktiebolaget LM Ericsson Class B	504,594	3,648,668

		5,494,384
TAIWAN — 3.25%
Delta Electronics Inc.	306,000	1,630,282
Hon Hai Precision Industry Co. Ltd.	2,439,473	6,148,199
MediaTek Inc.	239,000	1,826,115
Taiwan Semiconductor Manufacturing Co. Ltd.	3,060,600	17,819,448

		27,424,044
UNITED KINGDOM — 0.21%
Sage Group PLC (The)	184,198	1,765,836

		1,765,836
UNITED STATES — 78.18%
Accenture PLC Class A	102,969	12,579,723
Activision Blizzard Inc.	113,017	5,006,653
Adobe Systems Inc.[a]	82,774	8,984,290
Akamai Technologies Inc.[a]	29,376	1,556,634
Alliance Data Systems Corp.[a]	9,792	2,100,678
Alphabet Inc. Class Aa	48,960	39,366,778
Alphabet Inc. Class Ca	48,960	38,056,118
Amphenol Corp. Class A	51,385	3,335,914
Analog Devices Inc.	50,949	3,283,663
Apple Inc.	893,214	100,977,843

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

September 30, 2016

Security	Shares	Value
Applied Materials Inc.	180,846	$5,452,507
Autodesk Inc.[a]	32,773	2,370,471
Automatic Data Processing Inc.	75,429	6,652,838
Broadcom Ltd.	65,449	11,291,261
CA Inc.	52,717	1,743,878
Cisco Systems Inc.	833,085	26,425,456
Citrix Systems Inc.[a]	26,153	2,228,759
Cognizant Technology Solutions Corp. Class Aa	100,521	4,795,857
Corning Inc.	177,633	4,201,020
CSRA Inc.	24,310	653,939
eBay Inc.[a]	175,032	5,758,553
Electronic Arts Inc.[a]	50,031	4,272,647
F5 Networks Inc.[a]	11,017	1,373,159
Facebook Inc. Class Aa	384,948	49,377,280
Fidelity National Information Services Inc.	54,162	4,172,099
First Solar Inc.[a,b]	13,158	519,609
Fiserv Inc.[a]	36,263	3,607,081
FLIR Systems Inc.	22,034	692,308
Global Payments Inc.	25,704	1,973,039
Harris Corp.	20,503	1,878,280
Hewlett Packard Enterprise Co.	275,553	6,268,831
HP Inc.	283,509	4,402,895
Intel Corp.	783,819	29,589,167
International Business Machines Corp.	144,126	22,894,415
Intuit Inc.	40,557	4,461,676
Juniper Networks Inc.	62,848	1,512,123
KLA-Tencor Corp.	25,704	1,791,826
Lam Research Corp.	26,766	2,535,008
Linear Technology Corp.	39,321	2,331,342
MasterCard Inc. Class A	158,814	16,162,501
Microchip Technology Inc.	35,802	2,224,736
Micron Technology Inc.[a]	162,352	2,886,619
Microsoft Corp.	1,291,626	74,397,658
Motorola Solutions Inc.	27,523	2,099,454
NetApp Inc.	47,889	1,715,384
NVIDIA Corp.	88,854	6,088,276
Oracle Corp.	498,474	19,580,059
Paychex Inc.	52,928	3,062,943
PayPal Holdings Inc.[a]	186,019	7,621,198
Qorvo Inc.[a]	21,420	1,193,951
QUALCOMM Inc.	243,871	16,705,164
Red Hat Inc.[a]	30,294	2,448,664

Security	Shares	Value
salesforce.com inc.[a]	106,931	$7,627,388
Seagate Technology PLC	49,572	1,911,001
Skyworks Solutions Inc.	31,824	2,423,079
Symantec Corp.	102,038	2,561,154
TE Connectivity Ltd.	59,211	3,812,004
Teradata Corp.[a]	22,022	682,682
Texas Instruments Inc.	166,007	11,650,371
Total System Services Inc.	27,695	1,305,819
VeriSign Inc.[a,b]	15,912	1,244,955
Visa Inc. Class A	312,426	25,837,630
Western Digital Corp.	47,419	2,772,589
Western Union Co. (The)	81,090	1,688,294
Xerox Corp.	142,392	1,442,431
Xilinx Inc.	41,618	2,261,522
Yahoo! Inc.[a]	145,339	6,264,111

		660,147,255

TOTAL COMMON STOCKS
(Cost: $625,255,366)		842,218,323

SHORT-TERM INVESTMENTS — 2.88%

MONEY MARKET FUNDS — 2.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	23,117,357	23,117,357
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	1,202,689	1,202,689

		24,320,046

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,320,046)		24,320,046

TOTAL INVESTMENTS IN SECURITIES — 102.63%
(Cost: $649,575,412)[f]		866,538,369
Other Assets, Less Liabilities — (2.63)%		(22,187,891)

NET ASSETS — 100.00%		$844,350,478

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $657,155,690. Net unrealized appreciation was $209,382,679, of which $251,768,525 represented gross unrealized appreciation on securities and $42,385,846 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$842,218,323	$—	$—	$842,218,323
Money market funds	24,320,046	—	—	24,320,046

Total	$866,538,369	$—	$—	$866,538,369

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.26%

AUSTRALIA — 3.79%
Telstra Corp. Ltd.	3,571,950	$14,159,197

		14,159,197
BELGIUM — 0.33%
Proximus SADP	41,150	1,229,407

		1,229,407
CANADA — 5.83%
BCE Inc.	253,551	11,689,294
Rogers Communications Inc. Class B	104,191	4,412,609
TELUS Corp.	172,311	5,675,741

		21,777,644
CHINA — 5.22%
China Mobile Ltd.	1,611,000	19,493,724

		19,493,724
DENMARK — 0.38%
TDC A/S	241,799	1,422,487

		1,422,487
FRANCE — 2.81%
Orange SA	671,216	10,507,574

		10,507,574
GERMANY — 4.22%
Deutsche Telekom AG Registered	940,530	15,769,958

		15,769,958
ITALY — 0.65%
Telecom Italia SpA/Milano[a]	2,921,827	2,426,543

		2,426,543
JAPAN — 16.30%
KDDI Corp.	530,100	16,306,340
Nippon Telegraph & Telephone Corp.	387,700	17,665,016
NTT DOCOMO Inc.	384,400	9,725,303
SoftBank Group Corp.	266,900	17,189,767

		60,886,426
MEXICO — 1.02%
America Movil SAB de CV	6,691,980	3,827,743

		3,827,743
NETHERLANDS — 1.11%
Koninklijke KPN NV	1,245,174	4,135,010

		4,135,010
NORWAY — 0.92%
Telenor ASA	201,506	3,456,636

		3,456,636

Security	Shares	Value
SINGAPORE — 1.78%
Singapore Telecommunications Ltd.	2,284,450	$6,651,704

		6,651,704
SPAIN — 3.46%
Telefonica SA	1,275,912	12,926,338

		12,926,338
SWEDEN — 1.41%
Millicom International Cellular SA SDR	17,768	922,889
Tele2 AB Class B	90,807	784,866
Telia Co. AB	794,651	3,563,565

		5,271,320
SWITZERLAND — 0.94%
Swisscom AG Registered	7,415	3,531,572

		3,531,572
TAIWAN — 1.05%
Chunghwa Telecom Co. Ltd. ADR	111,787	3,915,899

		3,915,899
UNITED KINGDOM — 9.41%
BT Group PLC	2,554,471	12,909,681
Vodafone Group PLC	7,720,910	22,240,331

		35,150,012
UNITED STATES — 38.63%
AT&T Inc.	1,793,221	72,822,705
CenturyLink Inc.	159,084	4,363,674
Frontier Communications Corp.	340,539	1,416,642
Level 3 Communications Inc.[a]	84,993	3,941,975
Verizon Communications Inc.	1,188,214	61,763,364

		144,308,360

TOTAL COMMON STOCKS
(Cost: $395,569,564)		370,847,554

PREFERRED STOCKS — 0.32%

ITALY — 0.32%
Telecom Italia SpA/Milano	1,746,144	1,185,239

		1,185,239

TOTAL PREFERRED STOCKS
(Cost: $1,856,137)		1,185,239

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

September 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[b,c]	330,425	$330,425

		330,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $330,425)		330,425

TOTAL INVESTMENTS IN SECURITIES — 99.67%
(Cost: $397,756,126)[d]		372,363,218
Other Assets, Less Liabilities — 0.33%		1,224,145

NET ASSETS — 100.00%		$373,587,363

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $408,201,920. Net unrealized depreciation was $35,838,702, of which $31,765,214 represented gross unrealized appreciation on securities and $67,603,916 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$370,847,554	$—	$—	$370,847,554
Preferred stocks	1,185,239	—	—	1,185,239
Money market funds	330,425	—	—	330,425

Total	$372,363,218	$—	$—	$372,363,218

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.42%

AUSTRALIA — 1.59%
AGL Energy Ltd.	95,360	$1,390,160
APA Group	158,146	1,031,101

		2,421,261
BRAZIL — 0.45%
CPFL Energia SA ADR	46,036	681,333

		681,333
CANADA — 1.51%
Emera Inc.	28,231	1,016,251
Fortis Inc./Canada[a]	40,044	1,285,491

		2,301,742
CHILE — 0.50%
Empresa Nacional de Electricidad SA/Chile ADR	15,731	312,103
Enersis Americas SA ADR	54,272	444,488

		756,591
FINLAND — 0.65%
Fortum OYJ	61,228	989,460

		989,460
FRANCE — 4.30%
Electricite de France SA	42,695	519,631
Engie SA	227,163	3,520,391
Suez	50,432	832,846
Veolia Environnement SA	71,898	1,656,379

		6,529,247
GERMANY — 2.08%
E.ON SE	280,838	1,992,735
RWE AGb	67,969	1,171,342

		3,164,077
HONG KONG — 4.33%
CLP Holdings Ltd.	276,000	2,852,185
Hong Kong & China Gas Co. Ltd.	1,027,457	1,939,410
Power Assets Holdings Ltd.	183,000	1,783,766

		6,575,361
ITALY — 5.09%
Enel SpA	1,084,480	4,835,955
Snam SpA	339,214	1,881,646
Terna Rete Elettrica Nazionale SpA	196,794	1,014,669

		7,732,270
JAPAN — 3.67%
Chubu Electric Power Co. Inc.	101,000	1,462,164
Kansai Electric Power Co. Inc. (The)[b]	113,200	1,023,065

Security	Shares	Value
Kyushu Electric Power Co. Inc.	65,000	$607,219
Osaka Gas Co. Ltd.	293,000	1,221,303
Tokyo Gas Co. Ltd.	285,000	1,259,724

		5,573,475
PORTUGAL — 0.90%
EDP – Energias de Portugal SA	405,322	1,361,492

		1,361,492
SOUTH KOREA — 1.17%
Korea Electric Power Corp. ADR	72,951	1,778,545

		1,778,545
SPAIN — 6.13%
Acciona SA	3,718	281,073
Enagas SA	32,341	973,132
Gas Natural SDG SA	50,342	1,035,028
Iberdrola SA	839,089	5,706,844
Red Electrica Corp. SA	61,452	1,326,293

		9,322,370
UNITED KINGDOM — 10.09%
Centrica PLC	769,408	2,280,770
National Grid PLC	551,421	7,821,950
Severn Trent PLC	33,373	1,085,956
SSE PLC	141,632	2,884,806
United Utilities Group PLC	96,328	1,255,054

		15,328,536
UNITED STATES — 56.96%
AES Corp./VA	92,603	1,189,949
Alliant Energy Corp.	32,000	1,225,920
Ameren Corp.	34,152	1,679,595
American Electric Power Co. Inc.	69,159	4,440,699
American Water Works Co. Inc.	25,088	1,877,586
CenterPoint Energy Inc.	60,632	1,408,481
CMS Energy Corp.	39,220	1,647,632
Consolidated Edison Inc.	42,776	3,221,033
Dominion Resources Inc./VA	87,956	6,532,492
DTE Energy Co.	25,238	2,364,043
Duke Energy Corp.	96,864	7,752,995
Edison International	45,866	3,313,819
Entergy Corp.	25,181	1,932,138
Eversource Energy	44,610	2,416,970
Exelon Corp.	129,750	4,319,378
FirstEnergy Corp.	59,741	1,976,232
NextEra Energy Inc.	65,654	8,030,797
NiSource Inc.	45,334	1,093,003
NRG Energy Inc.	44,228	495,796

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2016

Security	Shares	Value
PG&E Corp.	70,080	$4,286,794
Pinnacle West Capital Corp.	15,670	1,190,763
PPL Corp.	95,374	3,297,079
Public Service Enterprise Group Inc.	71,061	2,975,324
SCANA Corp.	20,150	1,458,256
Sempra Energy	35,128	3,765,370
Southern Co. (The)	137,582	7,057,957
WEC Energy Group Inc.	44,319	2,653,822
Xcel Energy Inc.	71,389	2,936,943

		86,540,866

TOTAL COMMON STOCKS
(Cost: $191,460,936)		151,056,626

PREFERRED STOCKS — 0.20%

BRAZIL — 0.20%
Cia. Energetica de Minas Gerais ADR	117,992	305,599

		305,599

TOTAL PREFERRED STOCKS
(Cost: $794,957)		305,599

SHORT-TERM INVESTMENTS — 1.02%

MONEY MARKET FUNDS — 1.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	1,359,494	1,359,494

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	186,057	$186,057

		1,545,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,545,551)		1,545,551

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $193,801,444)[f]		152,907,776
Other Assets, Less Liabilities — (0.64)%		(974,215)

NET ASSETS — 100.00%		$151,933,561

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $200,939,255. Net unrealized depreciation was $48,031,479, of which $1,591,372 represented gross unrealized appreciation on securities and $49,622,851 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$151,056,626	$—	$—	$151,056,626
Preferred stocks	305,599	—	—	305,599
Money market funds	1,545,551	—	—	1,545,551

Total	$152,907,776	$—	$—	$152,907,776

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$364,887,831	$535,191,030	$1,301,642,336
Affiliated (Note 2)	6,405,186	45,775,628	11,574,549

Total cost of investments	$371,293,017	$580,966,658	$1,313,216,885

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$338,399,164	$637,850,220	$1,108,694,915
Affiliated (Note 2)	6,405,186	45,775,628	11,574,549

Total fair value of investments	344,804,350	683,625,848	1,120,269,464
Foreign currency, at value[b]	187,428	671,247	1,021,566
Cash	10,465	—	1,718
Receivables:
Investment securities sold	—	—	551,131
Dividends and interest	576,600	1,691,546	1,946,083
Tax reclaims	98,824	819,110	26,912

Total Assets	345,677,667	686,807,751	1,123,816,874

LIABILITIES
Payables:
Investment securities purchased	—	299,027	687,553
Collateral for securities on loan (Note 1)	6,158,019	45,145,052	10,743,667
Capital shares redeemed	—	59,533	—
Investment advisory fees (Note 2)	130,666	253,711	440,018

Total Liabilities	6,288,685	45,757,323	11,871,238

NET ASSETS	$339,388,982	$641,050,428	$1,111,945,636

Net assets consist of:
Paid-in capital	$375,583,431	$537,945,399	$1,398,888,438
Undistributed net investment income	1,138,328	3,717,988	8,724,505
Accumulated net realized loss	(10,841,679)	(3,244,485)	(102,725,340)
Net unrealized appreciation (depreciation)	(26,491,098)	102,631,526	(192,941,967)

NET ASSETS	$339,388,982	$641,050,428	$1,111,945,636

Shares outstanding[c]	3,800,000	6,450,000	33,900,000

Net asset value per share	$89.31	$99.39	$32.80

[a]	Securities on loan with values of $5,965,498, $44,202,597 and $10,306,449, respectively. See Note 1.
[b]	Cost of foreign currency: $186,722, $669,483 and $1,018,741, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$310,102,275	$1,409,531,443	$175,486,615
Affiliated (Note 2)	7,389,542	12,947,861	296,950

Total cost of investments	$317,491,817	$1,422,479,304	$175,783,565

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$249,803,863	$1,536,502,170	$183,892,417
Affiliated (Note 2)	7,284,518	12,947,861	296,950

Total fair value of investments	257,088,381	1,549,450,031	184,189,367
Foreign currency, at value[b]	357,936	1,067,199	99,252
Cash	—	—	4,208
Receivables:
Due from custodian (Note 4)	170,941	—	—
Dividends and interest	459,427	2,311,038	398,850
Tax reclaims	52,534	3,051,987	92,112
Foreign withholding tax claims (Note 7)	—	—	36,532

Total Assets	258,129,219	1,555,880,255	184,820,321

LIABILITIES
Payables:
Investment securities purchased	252,440	—	—
Collateral for securities on loan (Note 1)	2,809,445	12,313,129	115,993
Capital shares redeemed	—	222,242	—
Professional fees (Note 7)	—	—	365
Investment advisory fees (Note 2)	93,617	628,198	72,115

Total Liabilities	3,155,502	13,163,569	188,473

NET ASSETS	$254,973,717	$1,542,716,686	$184,631,848

Net assets consist of:
Paid-in capital	$417,304,665	$1,341,435,456	$197,858,978
Undistributed net investment income	1,449,266	4,291,192	858,571
Undistributed net realized gain (accumulated net realized loss)	(103,374,043)	70,060,816	(22,490,574)
Net unrealized appreciation (depreciation)	(60,406,171)	126,929,222	8,404,873

NET ASSETS	$254,973,717	$1,542,716,686	$184,631,848

Shares outstanding[c]	5,000,000	15,300,000	2,500,000

Net asset value per share	$50.99	$100.83	$73.85

[a]	Securities on loan with values of $2,672,392, $11,877,952 and $113,198, respectively. See Note 1.
[b]	Cost of foreign currency: $357,802, $1,070,856 and $99,119, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments, at cost:
Unaffiliated	$287,362,940	$625,255,366	$397,425,701
Affiliated (Note 2)	2,099,243	24,320,046	330,425

Total cost of investments	$289,462,183	$649,575,412	$397,756,126

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$223,424,944	$842,218,323	$372,032,793
Affiliated (Note 2)	2,099,243	24,320,046	330,425

Total fair value of investments	225,524,187	866,538,369	372,363,218
Foreign currency, at value[b]	788,378	441,927	383,412
Receivables:
Investment securities sold	52,115	—	404,259
Dividends and interest	328,314	620,740	782,237
Tax reclaims	188,371	22,898	119,679
Foreign withholding tax claims (Note 7)	120,647	173,885	—

Total Assets	227,002,012	867,797,819	374,052,805

LIABILITIES
Payables:
Investment securities purchased	630,182	—	317,937
Collateral for securities on loan (Note 1)	1,989,320	23,117,357	—
Capital shares redeemed	116,368	—	—
Foreign taxes (Note 1)	—	13,165	—
Professional fees (Note 7)	1,206	1,739	—
Investment advisory fees (Note 2)	89,060	315,080	147,505

Total Liabilities	2,826,136	23,447,341	465,442

NET ASSETS	$224,175,876	$844,350,478	$373,587,363

Net assets consist of:
Paid-in capital	$382,919,848	$653,758,705	$458,153,231
Undistributed net investment income	2,115,324	2,158,571	4,048,490
Accumulated net realized loss	(96,914,034)	(28,531,322)	(63,213,539)
Net unrealized appreciation (depreciation)	(63,945,262)	216,964,524	(25,400,819)

NET ASSETS	$224,175,876	$844,350,478	$373,587,363

Shares outstanding[c]	4,200,000	7,650,000	6,050,000

Net asset value per share	$53.38	$110.37	$61.75

[a]	Securities on loan with values of $1,920,497, $22,050,865 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $784,962, $442,688 and $383,298, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

iShares Global Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$192,255,893
Affiliated (Note 2)	1,545,551

Total cost of investments	$193,801,444

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$151,362,225
Affiliated (Note 2)	1,545,551

Total fair value of investments	152,907,776
Foreign currency, at value[b]	49,142
Receivables:
Dividends and interest	245,602
Tax reclaims	40,130
Foreign withholding tax claims (Note 7)	112,536

Total Assets	153,355,186

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	1,359,494
Professional fees (Note 7)	1,125
Investment advisory fees (Note 2)	61,006

Total Liabilities	1,421,625

NET ASSETS	$151,933,561

Net assets consist of:
Paid-in capital	$232,796,539
Undistributed net investment income	1,885,486
Accumulated net realized loss	(41,854,956)
Net unrealized depreciation	(40,893,508)

NET ASSETS	$151,933,561

Shares outstanding[c]	3,200,000

Net asset value per share	$47.48

[a]	Securities on loan with a value of $1,293,527. See Note 1.
[b]	Cost of foreign currency: $49,317.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,326,193	$9,397,704	$20,623,686
Dividends — affiliated (Note 2)	495	1,020	2,126
Securities lending income — affiliated — net (Note 2)	17,329	7,537	35,797

Total investment income	3,344,017	9,406,261	20,661,609

EXPENSES
Investment advisory fees (Note 2)	646,590	1,553,165	2,634,519

Total expenses	646,590	1,553,165	2,634,519

Net investment income	2,697,427	7,853,096	18,027,090

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,910,666)	102,920	(13,418,702)
In-kind redemptions — unaffiliated	(246,944)	5,177,113	20,849,551
Foreign currency transactions	17,373	(14,499)	(105,006)

Net realized gain (loss)	(2,140,237)	5,265,534	7,325,843

Net change in unrealized appreciation/depreciation on:
Investments	2,528,073	6,740,514	101,333,173
Translation of assets and liabilities in foreign currencies	(6,077)	(29,744)	(11,389)

Net change in unrealized appreciation/depreciation	2,521,996	6,710,770	101,321,784

Net realized and unrealized gain	381,759	11,976,304	108,647,627

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,079,186	$19,829,400	$126,674,717

[a]	Net of foreign withholding tax of $223,236, $519,887 and $1,022,187, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,281,479	$14,286,115	$2,348,040
Dividends — affiliated (Note 2)	38,482	2,151	277
Securities lending income — affiliated — net (Note 2)	12,533	21,411	17,998
Foreign withholding tax claims (Note 7)	—	—	36,532

Total investment income	4,332,494	14,309,677	2,402,847

EXPENSES
Investment advisory fees (Note 2)	519,773	3,855,635	438,859
Professional fees (Note 7)	—	—	365

Total expenses	519,773	3,855,635	439,224

Net investment income	3,812,721	10,454,042	1,963,623

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,527,821)	(4,816,573)	(843,139)
Investments — affiliated (Note 2)	(8,519)	—	—
In-kind redemptions — unaffiliated	(4,241,386)	98,703,222	2,633,112
In-kind redemptions — affiliated (Note 2)	(9,931)	—	—
Foreign currency transactions	35,394	(13,740)	19,886

Net realized gain (loss)	(6,752,263)	93,872,909	1,809,859

Net change in unrealized appreciation/depreciation on:
Investments	12,497,854	(14,388,524)	6,919,123
Translation of assets and liabilities in foreign currencies	(20,241)	(58,665)	(7,078)

Net change in unrealized appreciation/depreciation	12,477,613	(14,447,189)	6,912,045

Net realized and unrealized gain	5,725,350	79,425,720	8,721,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,538,071	$89,879,762	$10,685,527

[a]	Net of foreign withholding tax of $287,105, $563,939 and $114,952, respectively.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,728,779	$6,833,958	$9,565,935
Dividends — affiliated (Note 2)	305	1,432	586
Securities lending income — affiliated — net (Note 2)	26,291	7,986	9,200
Foreign withholding tax claims (Note 7)	120,647	173,885	—

	3,876,022	7,017,261	9,575,721
Less: Other foreign taxes (Note 1)	—	(13,165)	—

Total investment income	3,876,022	7,004,096	9,575,721

EXPENSES
Investment advisory fees (Note 2)	517,604	1,823,445	954,902
Professional fees (Note 7)	1,206	1,739	—

Total expenses	518,810	1,825,184	954,902

Net investment income	3,357,212	5,178,912	8,620,819

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,404,423)	3,404,894	(3,314,527)
In-kind redemptions — unaffiliated	3,148,971	17,890,721	7,352,062
Foreign currency transactions	12,327	37,761	(71,269)

Net realized gain (loss)	(2,243,125)	21,333,376	3,966,266

Net change in unrealized appreciation/depreciation on:
Investments	25,400,627	54,065,325	(8,949,410)
Translation of assets and liabilities in foreign currencies	(17,981)	(14,269)	(49,204)

Net change in unrealized appreciation/depreciation	25,382,646	54,051,056	(8,998,614)

Net realized and unrealized gain (loss)	23,139,521	75,384,432	(5,032,348)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,496,733	$80,563,344	$3,588,471

[a]	Net of foreign withholding tax of $261,244, $363,539 and $473,416, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,176,838
Dividends — affiliated (Note 2)	624
Securities lending income — affiliated — net (Note 2)	518
Foreign withholding tax claims (Note 7)	112,536

Total investment income	5,290,516

EXPENSES
Investment advisory fees (Note 2)	483,025
Professional fees (Note 7)	1,125

Total expenses	484,150

Net investment income	4,806,366

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,041,673)
In-kind redemptions — unaffiliated	7,042,036
Foreign currency transactions	(121,496)

Net realized loss	(1,121,133)

Net change in unrealized appreciation/depreciation on:
Investments	(1,873,392)
Translation of assets and liabilities in foreign currencies	665

Net change in unrealized appreciation/depreciation	(1,872,727)

Net realized and unrealized loss	(2,993,860)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,812,506

[a]	Net of foreign withholding tax of $238,895.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,697,427	$5,201,561	$7,853,096	$13,676,806
Net realized gain (loss)	(2,140,237)	4,978,182	5,265,534	50,457,207
Net change in unrealized appreciation/depreciation	2,521,996	(40,059,180)	6,710,770	(14,152,555)

Net increase (decrease) in net assets resulting from operations	3,079,186	(29,879,437)	19,829,400	49,981,458

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,594,206)	(5,364,432)	(7,265,856)	(14,139,735)

Total distributions to shareholders	(2,594,206)	(5,364,432)	(7,265,856)	(14,139,735)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,599,327	409,666,873	4,910,238	121,641,945
Cost of shares redeemed	(21,858,201)	(488,554,929)	(14,980,461)	(165,718,860)

Net increase (decrease) in net assets from capital share transactions	72,741,126	(78,888,056)	(10,070,223)	(44,076,915)

INCREASE (DECREASE) IN NET ASSETS	73,226,106	(114,131,925)	2,493,321	(8,235,192)

NET ASSETS
Beginning of period	266,162,876	380,294,801	638,557,107	646,792,299

End of period	$339,388,982	$266,162,876	$641,050,428	$638,557,107

Undistributed net investment income included in net assets at end of period	$1,138,328	$1,035,107	$3,717,988	$3,130,748

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	4,450,000	50,000	1,300,000
Shares redeemed	(250,000)	(5,650,000)	(150,000)	(1,800,000)

Net increase (decrease) in shares outstanding	800,000	(1,200,000)	(100,000)	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,027,090	$33,559,078	$3,812,721	$6,801,771
Net realized gain (loss)	7,325,843	(35,842,536)	(6,752,263)	3,623,853
Net change in unrealized appreciation/depreciation	101,321,784	(138,453,397)	12,477,613	(54,509,337)

Net increase (decrease) in net assets resulting from operations	126,674,717	(140,736,855)	9,538,071	(44,083,713)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,489,485)	(31,795,300)	(3,643,269)	(7,144,137)

Total distributions to shareholders	(17,489,485)	(31,795,300)	(3,643,269)	(7,144,137)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	86,174,629	392,553,620	54,210,917	317,839,969
Cost of shares redeemed	(104,020,976)	(264,629,802)	(32,587,390)	(298,249,672)

Net increase (decrease) in net assets from capital share transactions	(17,846,347)	127,923,818	21,623,527	19,590,297

INCREASE (DECREASE) IN NET ASSETS	91,338,885	(44,608,337)	27,518,329	(31,637,553)

NET ASSETS
Beginning of period	1,020,606,751	1,065,215,088	227,455,388	259,092,941

End of period	$1,111,945,636	$1,020,606,751	$254,973,717	$227,455,388

Undistributed net investment income included in net assets at end of period	$8,724,505	$8,186,900	$1,449,266	$1,279,814

SHARES ISSUED AND REDEEMED
Shares sold	2,700,000	13,050,000	1,050,000	5,450,000
Shares redeemed	(3,300,000)	(8,400,000)	(650,000)	(5,400,000)

Net increase (decrease) in shares outstanding	(600,000)	4,650,000	400,000	50,000

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,454,042	$24,176,562	$1,963,623	$3,882,829
Net realized gain	93,872,909	121,330,252	1,809,859	7,284,449
Net change in unrealized appreciation/depreciation	(14,447,189)	(280,139,439)	6,912,045	(18,387,328)

Net increase (decrease) in net assets resulting from operations	89,879,762	(134,632,625)	10,685,527	(7,220,050)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,918,868)	(35,072,692)	(1,892,998)	(4,311,367)
From net realized gain	—	(9,405,247)	—	—

Total distributions to shareholders	(14,918,868)	(44,477,939)	(1,892,998)	(4,311,367)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	137,909,495	464,157,506	—	41,715,779
Cost of shares redeemed	(280,201,131)	(344,686,108)	(14,249,802)	(95,707,293)

Net increase (decrease) in net assets from capital share transactions	(142,291,636)	119,471,398	(14,249,802)	(53,991,514)

DECREASE IN NET ASSETS	(67,330,742)	(59,639,166)	(5,457,273)	(65,522,931)

NET ASSETS
Beginning of period	1,610,047,428	1,669,686,594	190,089,121	255,612,052

End of period	$1,542,716,686	$1,610,047,428	$184,631,848	$190,089,121

Undistributed net investment income included in net assets at end of period	$4,291,192	$8,756,018	$858,571	$787,946

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	4,500,000	—	600,000
Shares redeemed	(2,800,000)	(3,300,000)	(200,000)	(1,450,000)

Net increase (decrease) in shares outstanding	(1,400,000)	1,200,000	(200,000)	(850,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,357,212	$6,070,022	$5,178,912	$10,276,102
Net realized gain (loss)	(2,243,125)	(36,130,977)	21,333,376	63,107,803
Net change in unrealized appreciation/depreciation	25,382,646	(16,413,095)	54,051,056	(52,142,713)

Net increase (decrease) in net assets resulting from operations	26,496,733	(46,474,050)	80,563,344	21,241,192

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,094,332)	(8,113,733)	(4,824,696)	(10,139,905)

Total distributions to shareholders	(2,094,332)	(8,113,733)	(4,824,696)	(10,139,905)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,960,326	14,802	48,884,556	59,683,467
Cost of shares redeemed	(15,839,469)	(88,662,153)	(45,487,637)	(190,474,348)

Net increase (decrease) in net assets from capital share transactions	21,120,857	(88,647,351)	3,396,919	(130,790,881)

INCREASE (DECREASE) IN NET ASSETS	45,523,258	(143,235,134)	79,135,567	(119,689,594)

NET ASSETS
Beginning of period	178,652,618	321,887,752	765,214,911	884,904,505

End of period	$224,175,876	$178,652,618	$844,350,478	$765,214,911

Undistributed net investment income included in net assets at end of period	$2,115,324	$852,444	$2,158,571	$1,804,355

SHARES ISSUED AND REDEEMED
Shares sold	750,000	—	450,000	600,000
Shares redeemed	(300,000)	(1,900,000)	(450,000)	(2,100,000)

Net increase (decrease) in shares outstanding	450,000	(1,900,000)	—	(1,500,000)

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,620,819	$15,827,963	$4,806,366	$5,539,929
Net realized gain (loss)	3,966,266	(3,413,701)	(1,121,133)	(10,654,029)
Net change in unrealized appreciation/depreciation	(8,998,614)	8,209,563	(1,872,727)	15,328,186

Net increase in net assets resulting from operations	3,588,471	20,623,825	1,812,506	10,214,086

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,848,348)	(15,577,426)	(3,802,537)	(6,017,616)

Total distributions to shareholders	(6,848,348)	(15,577,426)	(3,802,537)	(6,017,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,883,932	33,375,117	180,289,490	20,439,799
Cost of shares redeemed	(50,539,944)	(98,867,623)	(194,748,054)	(42,548,185)

Net decrease in net assets from capital share transactions	(31,656,012)	(65,492,506)	(14,458,564)	(22,108,386)

DECREASE IN NET ASSETS	(34,915,889)	(60,446,107)	(16,448,595)	(17,911,916)

NET ASSETS
Beginning of period	408,503,252	468,949,359	168,382,156	186,294,072

End of period	$373,587,363	$408,503,252	$151,933,561	$168,382,156

Undistributed net investment income included in net assets at end of period	$4,048,490	$2,276,019	$1,885,486	$881,657

SHARES ISSUED AND REDEEMED
Shares sold	300,000	550,000	3,750,000	450,000
Shares redeemed	(800,000)	(1,650,000)	(4,050,000)	(950,000)

Net decrease in shares outstanding	(500,000)	(1,100,000)	(300,000)	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$88.72	$90.55	$82.12	$67.13	$58.82	$54.55

Income from investment operations:
Net investment income[a]	0.88	1.27	1.43	1.10	0.96	0.86
Net realized and unrealized gain (loss)[b]	0.64	(2.06)	8.46	14.91	8.22	4.29

Total from investment operations	1.52	(0.79)	9.89	16.01	9.18	5.15

Less distributions from:
Net investment income	(0.93)	(1.04)	(1.46)	(1.02)	(0.87)	(0.88)

Total distributions	(0.93)	(1.04)	(1.46)	(1.02)	(0.87)	(0.88)

Net asset value, end of period	$89.31	$88.72	$90.55	$82.12	$67.13	$58.82

Total return	1.74%[c]	(0.90)%	12.19%	24.02%	15.86%	9.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$339,389	$266,163	$380,295	$275,099	$184,614	$167,645
Ratio of expenses to average net assets[d]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.00%	1.42%	1.69%	1.43%	1.63%	1.62%
Portfolio turnover rate[e]	8%	7%	6%	5%	8%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$97.49	$91.74	$86.46	$82.38	$70.88	$63.24

Income from investment operations:
Net investment income[a]	1.20	2.00	2.09	1.91	1.89	1.66
Net realized and unrealized gain[b]	1.81	5.80	5.29	3.92	11.62	7.54

Total from investment operations	3.01	7.80	7.38	5.83	13.51	9.20

Less distributions from:
Net investment income	(1.11)	(2.05)	(2.10)	(1.75)	(2.01)	(1.56)

Total distributions	(1.11)	(2.05)	(2.10)	(1.75)	(2.01)	(1.56)

Net asset value, end of period	$99.39	$97.49	$91.74	$86.46	$82.38	$70.88

Total return	3.10%[c]	8.64%	8.60%	7.28%	19.47%	14.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$641,050	$638,557	$646,792	$579,262	$572,519	$450,095
Ratio of expenses to average net assets[d]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.42%	2.16%	2.33%	2.29%	2.57%	2.52%
Portfolio turnover rate[e]	1%	3%	5%	4%	6%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$29.58	$35.69	$43.77	$39.88	$39.67	$44.27

Income from investment operations:
Net investment income[a]	0.52	1.10	1.16	1.05	0.93	0.91
Net realized and unrealized gain (loss)[b]	3.22	(6.15)	(8.12)	3.91	0.25	(4.63)

Total from investment operations	3.74	(5.05)	(6.96)	4.96	1.18	(3.72)

Less distributions from:
Net investment income	(0.52)	(1.06)	(1.12)	(1.07)	(0.97)	(0.88)

Total distributions	(0.52)	(1.06)	(1.12)	(1.07)	(0.97)	(0.88)

Net asset value, end of period	$32.80	$29.58	$35.69	$43.77	$39.88	$39.67

Total return	12.67%[c]	(14.27)%	(16.30)%	12.75%	3.16%	(8.30)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,111,946	$1,020,607	$1,065,215	$1,030,873	$1,022,866	$1,255,714
Ratio of expenses to average net assets[d]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.28%	3.46%	2.76%	2.55%	2.44%	2.29%
Portfolio turnover rate[e]	3%	6%	6%	9%	6%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$49.45	$56.94	$56.52	$48.31	$42.45	$48.18

Income from investment operations:
Net investment income[a]	0.88	1.31	1.36	1.21	1.13	1.17
Net realized and unrealized gain (loss)[b]	1.53	(7.32)	0.40	8.20	5.86	(5.69)

Total from investment operations	2.41	(6.01)	1.76	9.41	6.99	(4.52)

Less distributions from:
Net investment income	(0.87)	(1.48)	(1.34)	(1.20)	(1.13)	(1.21)

Total distributions	(0.87)	(1.48)	(1.34)	(1.20)	(1.13)	(1.21)

Net asset value, end of period	$50.99	$49.45	$56.94	$56.52	$48.31	$42.45

Total return	4.92%[c]	(10.84)%	3.13%	19.74%[d]	17.12%[d]	(9.22)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$254,974	$227,455	$259,093	$308,057	$265,699	$184,674
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.52%	2.41%	2.40%	2.28%	2.63%	2.82%
Portfolio turnover rate[f]	17%	9%	5%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 19.84% and 17.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$96.41	$107.72	$90.97	$73.54	$60.12	$54.19

Income from investment operations:
Net investment income[a]	0.66	1.54	1.43	1.39	1.36	1.28
Net realized and unrealized gain (loss)[b]	4.68	(9.92)	16.69	17.34	13.53	5.87

Total from investment operations	5.34	(8.38)	18.12	18.73	14.89	7.15

Less distributions from:
Net investment income	(0.92)	(2.30)	(1.37)	(1.30)	(1.47)	(1.22)
Net realized gain	—	(0.63)	—	—	—	—

Total distributions	(0.92)	(2.93)	(1.37)	(1.30)	(1.47)	(1.22)

Net asset value, end of period	$100.83	$96.41	$107.72	$90.97	$73.54	$60.12

Total return	5.55%[c]	(7.97)%	20.11%	25.81%	25.29%	13.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,542,717	$1,610,047	$1,669,687	$1,137,187	$739,067	$532,087
Ratio of expenses to average net assets[d]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.30%	1.48%	1.46%	1.70%	2.14%	2.28%
Portfolio turnover rate[e]	3%	5%	3%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$70.40	$72.00	$71.16	$59.20	$54.12	$57.62

Income from investment operations:
Net investment income[a]	0.77 [b]	1.27	1.33	1.25	1.23	1.18
Net realized and unrealized gain (loss)[c]	3.42	(1.55)	0.87	11.79	5.11	(3.54)

Total from investment operations	4.19	(0.28)	2.20	13.04	6.34	(2.36)

Less distributions from:
Net investment income	(0.74)	(1.32)	(1.36)	(1.08)	(1.26)	(1.14)

Total distributions	(0.74)	(1.32)	(1.36)	(1.08)	(1.26)	(1.14)

Net asset value, end of period	$73.85	$70.40	$72.00	$71.16	$59.20	$54.12

Total return	6.00%[b,d]	(0.37)%	3.10%	22.27%	12.12%	(3.96)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$184,632	$190,089	$255,612	$348,666	$219,034	$202,934
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[e] (Note 7)	0.48%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	2.15%[b]	1.82%	1.86%	1.91%	2.31%	2.26%
Portfolio turnover rate[f]	6%	7%	5%	6%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.01
•	Total return by 0.01%
•	Ratio of net investment income to average net assets by 0.04%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$47.64	$56.97	$62.42	$59.47	$62.78	$74.36

Income from investment operations:
Net investment income[a]	0.79 [b]	1.24	1.29	1.26	1.28	1.25
Net realized and unrealized gain (loss)[c]	5.42	(8.93)	(5.44)	3.02	(3.28)	(11.56)

Total from investment operations	6.21	(7.69)	(4.15)	4.28	(2.00)	(10.31)

Less distributions from:
Net investment income	(0.47)	(1.64)	(1.30)	(1.33)	(1.31)	(1.27)

Total distributions	(0.47)	(1.64)	(1.30)	(1.33)	(1.31)	(1.27)

Net asset value, end of period	$53.38	$47.64	$56.97	$62.42	$59.47	$62.78

Total return	13.10%[b,d]	(13.70)%	(6.77)%	7.52%	(3.16)%	(13.86)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$224,176	$178,653	$321,888	$371,387	$475,722	$530,471
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[e] (Note 7)	0.48%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	3.11%[b]	2.44%	2.12%	2.12%	2.17%	1.90%
Portfolio turnover rate[f]	6%	9%	4%	13%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.03
•	Total return by 0.08%
•	Ratio of net investment income to average net assets by 0.14%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2016, and the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 5%, 8%, 4%, 12% and 7%, respectively. See Note 4.

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$100.03	$96.71	$84.58	$69.86	$70.71	$62.50

Income from investment operations:
Net investment income[a]	0.69 [b]	1.15	1.07	0.92	0.79	0.55
Net realized and unrealized gain (loss)[c]	10.30	3.27	12.14	14.65	(0.91)	8.24

Total from investment operations	10.99	4.42	13.21	15.57	(0.12)	8.79

Less distributions from:
Net investment income	(0.65)	(1.10)	(1.08)	(0.85)	(0.73)	(0.58)

Total distributions	(0.65)	(1.10)	(1.08)	(0.85)	(0.73)	(0.58)

Net asset value, end of period	$110.37	$100.03	$96.71	$84.58	$69.86	$70.71

Total return	11.07%[b,d]	4.59%	15.70%	22.52%	(0.18)%	14.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$844,350	$765,215	$884,905	$706,223	$520,427	$654,100
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[e] (Note 7)	0.48%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.36%[b]	1.20%	1.17%	1.21%	1.18%	0.90%
Portfolio turnover rate[f]	3%	5%	7%	8%	7%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.02
•	Total return by 0.02%
•	Ratio of net investment income to average net assets by 0.05%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2016, and the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 3%, 5%, 6%, 8% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$62.37	$61.30	$66.90	$59.99	$56.35	$61.60

Income from investment operations:
Net investment income[a]	1.36	2.28	2.32	6.75 [b]	2.65	3.02
Net realized and unrealized gain (loss)[c]	(0.90)	1.04	(0.47)	2.49	3.71	(5.24)

Total from investment operations	0.46	3.32	1.85	9.24	6.36	(2.22)

Less distributions from:
Net investment income	(1.08)	(2.25)	(7.45)	(2.33)	(2.72)	(3.03)

Total distributions	(1.08)	(2.25)	(7.45)	(2.33)	(2.72)	(3.03)

Net asset value, end of period	$61.75	$62.37	$61.30	$66.90	$59.99	$56.35

Total return	0.73%[d]	5.59%	2.71%	15.86%	11.58%	(3.57)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$373,587	$408,503	$468,949	$481,704	$464,933	$442,340
Ratio of expenses to average net assets[e]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.33%	3.74%	3.62%	10.50%[b]	4.56%	5.24%
Portfolio turnover rate[f]	3%	13%	8%	11%	7%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$48.11	$46.57	$47.93	$43.30	$42.55	$45.78

Income from investment operations:
Net investment income[a]	1.15 [b]	1.54	1.70	1.73	1.80	1.89
Net realized and unrealized gain (loss)[c]	(0.69)	1.66	(1.31)	4.80	0.68	(3.16)

Total from investment operations	0.46	3.20	0.39	6.53	2.48	(1.27)

Less distributions from:
Net investment income	(1.09)	(1.66)	(1.75)	(1.90)	(1.73)	(1.96)

Total distributions	(1.09)	(1.66)	(1.75)	(1.90)	(1.73)	(1.96)

Net asset value, end of period	$47.48	$48.11	$46.57	$47.93	$43.30	$42.55

Total return	0.92%[b,e]	7.19%	0.62%	15.91%[d]	5.97%[d]	(2.76)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$151,934	$168,382	$186,294	$285,212	$231,655	$274,445
Ratio of expenses to average net assets[f]	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[f] (Note 7)	0.48%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	4.77%[b]	3.37%	3.49%	3.89%	4.32%	4.38%
Portfolio turnover rate[g]	10%	9%	4%	7%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.03
•	Total return by 0.09%
•	Ratio of net investment income to average net assets by 0.11%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013).
For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes, for the years ended March 31, 2014 and March 31, 2013 were 15.77% and 6.09%, respectively.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified

iShares ETF	Diversification Classification
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Telecom	Non-diversified
Global Utilities	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Consumer Discretionary
Barclays Capital Inc.	$583,902	$583,902	$—
BNP Paribas Prime Brokerage International Ltd.	1,231,968	1,231,968	—
Deutsche Bank Securities Inc.	84,747	84,747	—
Goldman Sachs & Co.	253,679	253,679	—
JPMorgan Securities LLC	1,639,186	1,639,186	—
Merrill Lynch, Pierce, Fenner & Smith	335,778	335,778	—
Morgan Stanley & Co. LLC	216,166	216,166	—
Nomura Securities International Inc.	134,396	134,396	—
State Street Bank & Trust Company	1,147,319	1,147,319	—
UBS Securities LLC	175,393	175,393	—
Wells Fargo Securities LLC	162,964	162,964	—

	$5,965,498	$5,965,498	$—

Global Consumer Staples
Merrill Lynch, Pierce, Fenner & Smith	$42,966,245	$42,966,245	$—
Morgan Stanley & Co. LLC	728,740	728,740	—
UBS Securities LLC	507,612	507,612	—

	$44,202,597	$44,202,597	$—

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Energy
Barclays Capital Inc.	$320,050	$320,050	$—
BNP Paribas Prime Brokerage Inc.	819,711	819,711	—
Citigroup Global Markets Inc.	3,405,202	3,405,202	—
Credit Suisse Securities (USA) LLC	1,376,108	1,376,108	—
Goldman Sachs & Co.	1,592,529	1,592,529	—
JPMorgan Securities LLC	471,708	471,708	—
Merrill Lynch, Pierce, Fenner & Smith	859,797	859,797	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	936,195	936,195	—
State Street Bank & Trust Company	504,389	504,389	—
Wells Fargo Securities LLC	20,760	20,760	—

	$10,306,449	$10,306,449	$—

Global Financials
Citigroup Global Markets Inc.	$394,591	$394,591	$—
JPMorgan Securities LLC	71,131	71,131	—
Morgan Stanley & Co. LLC	2,187,128	2,187,128	—
Scotia Capital (USA) Inc.	1,850	1,850	—
State Street Bank & Trust Company	17,692	17,692	—

	$2,672,392	$2,672,392	$—

Global Healthcare
BNP Paribas Prime Brokerage International Ltd.	$1,368,243	$1,368,243	$—
Goldman Sachs & Co.	2,815,942	2,815,942	—
JPMorgan Securities LLC	4,383,106	4,383,106	—
Merrill Lynch, Pierce, Fenner & Smith	365,740	365,740	—
State Street Bank & Trust Company	2,944,921	2,944,921	—

	$11,877,952	$11,877,952	$—

Global Industrials
Credit Suisse Securities (USA) LLC	$113,198	$113,198	$—

Global Materials
Credit Suisse Securities (USA) LLC	$38,388	$38,388	$—
Goldman Sachs & Co.	950,430	950,430	—
JPMorgan Securities LLC	490,102	490,102	—
Merrill Lynch, Pierce, Fenner & Smith	341,118	341,118	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	459	459	—

	$1,920,497	$1,920,497	$—

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Tech
BNP Paribas Prime Brokerage International Ltd.	$524,554	$524,554	$—
Citigroup Global Markets Inc.	18,910,947	18,910,947	—
Goldman Sachs & Co.	568,628	568,628	—
HSBC Bank PLC	243,312	243,312	—
JPMorgan Securities LLC	223,772	223,772	—
Morgan Stanley & Co. LLC	55,540	55,540	—
Scotia Capital (USA) Inc.	650,785	650,785	—
SG Americas Securities LLC	873,327	873,327	—

	$22,050,865	$22,050,865	$—

Global Utilities
JPMorgan Securities LLC	$1,293,527	$1,293,527	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global Consumer Discretionary	$5,633
Global Consumer Staples	2,289
Global Energy	10,703
Global Financials	3,721
Global Healthcare	7,411

iShares ETF	Fees Paid to BTC
Global Industrials	$4,636
Global Materials	6,627
Global Tech	4,129
Global Telecom	2,401
Global Utilities	172

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$6,297,535	$2,220,013
Global Consumer Staples	1,670,701	194,778
Global Energy	1,265,628	3,118,994
Global Financials	5,336,143	11,347,062
Global Healthcare	16,080,190	2,794,954
Global Industrials	2,150,377	4,043,094
Global Materials	1,552,501	587,291
Global Tech	4,331,847	770,410
Global Telecom	448,693	519,793
Global Utilities	283,980	1,464,582

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$24,555,103	$22,803,898
Global Consumer Staples	13,845,292	8,677,991
Global Energy	30,304,547	30,813,840
Global Financials	38,384,228	37,172,272
Global Healthcare	57,869,112	53,101,746
Global Industrials	11,221,954	11,598,535
Global Materials	13,320,880	11,618,791
Global Tech	32,271,433	24,816,107
Global Telecom	12,259,770	11,115,716
Global Utilities	24,571,227	18,539,130

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$93,483,260	$21,555,387
Global Consumer Staples	—	14,800,011
Global Energy	85,415,911	102,824,174
Global Financials	52,467,322	31,678,323
Global Healthcare	130,975,398	276,135,188
Global Industrials	—	13,857,759
Global Materials	34,897,054	14,956,291
Global Tech	44,489,535	41,671,961
Global Telecom	18,382,817	49,198,270
Global Utilities	171,045,849	191,043,769

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global Consumer Discretionary	$4,190,354	$515,276	$977,806	$838,994	$6,522,430
Global Consumer Staples	1,759,404	1,198,337	854,970	376,300	4,189,011
Global Energy	31,334,918	4,800,649	12,576,847	3,833,014	52,545,428
Global Financials	30,162,412	14,101,017	26,135,934	19,984,033	90,383,396
Global Healthcare	995,308	—	—	—	995,308
Global Industrials	9,531,808	3,878,332	3,768,747	2,652,700	19,831,587
Global Materials	47,963,968	3,417,547	12,443,350	15,013,970	78,838,835
Global Tech	20,191,838	8,517,749	6,597,896	3,985,882	39,293,365
Global Telecom	42,516,247	2,355,085	6,058,821	3,049,039	53,979,192
Global Utilities	17,462,927	2,911,628	5,208,921	5,807,445	31,390,921

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF intend to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statements of assets and liabilities and statements of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Telecom ETF and iShares Global Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

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The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory

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iSHARES® TRUST

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Healthcare ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s Peer Group contained only three comparison funds identified by Broadridge, excluding iShares funds.

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Financials	$0.851763	$—	$0.015682	$0.867445	98%	—%	2%	100%
Global Healthcare	0.886388	—	0.028880	0.915268	97	—	3	100

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-300-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Asia 50 ETF | AIA | NASDAQ
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares International Dividend Growth ETF | IGRO | BATS
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Fund Performance Overview

iSHARES® ASIA 50 ETF

Performance as of September 30, 2016

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 14.61%, net of fees, while the total return for the Index was 15.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.71%	23.69%	23.54%	22.71%	23.69%	23.54%
5 Years	8.12%	9.22%	8.72%	47.77%	55.42%	51.88%
Since Inception	2.40%	2.49%	2.97%	23.44%	24.38%	29.72%

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,146.10	$2.69	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	35.89%
Financials	30.33
Telecommunication Services	7.34
Consumer Discretionary	4.71
Industrials	4.57
Utilities	4.24
Materials	4.10
Energy	3.74
Real Estate	3.24
Consumer Staples	1.84

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/16

Country	Percentage of Total Investments*

China	30.85%
South Korea	24.14
Hong Kong	20.10
Taiwan	17.59
Singapore	7.32

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of September 30, 2016

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 4.71%, net of fees, while the total return for the Index was 2.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.05%	14.36%	11.70%	14.05%	14.36%	11.70%
5 Years	6.00%	6.42%	6.41%	33.85%	36.50%	36.42%
Since Inception	5.81%	5.88%	5.84%	50.94%	51.73%	51.21%

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.10	$3.85	$1,000.00	$1,021.30	$3.80	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Transportation Infrastructure	41.21%
Electric Utilities	22.19
Oil, Gas & Consumable Fuels	15.30
Independent Power and Renewable Electricity Producers	8.13
Water Utilities	5.20
Gas Utilities	4.34
Energy Equipment & Services	3.63

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/16

Country	Percentage of Total Investments*

China	38.40%
Brazil	20.19
Mexico	11.95
South Korea	8.79
Malaysia	7.98
Thailand	7.19
Russia	3.30
Chile	2.20

TOTAL	100.00%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EUROPE ETF

Performance as of September 30, 2016

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 2.55%, net of fees, while the total return for the Index was 2.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.13%	1.74%	2.43%	2.13%	1.74%	2.43%
5 Years	7.23%	7.56%	7.56%	41.75%	43.95%	43.98%
10 Years	1.22%	1.16%	1.57%	12.88%	12.18%	16.85%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.50	$3.05	$1,000.00	$1,022.10	$3.04	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	17.88%
Consumer Staples	15.96
Health Care	13.89
Industrials	12.95
Consumer Discretionary	10.36
Materials	7.77
Energy	7.21
Telecommunication Services	4.43
Utilities	4.21
Information Technology	4.07
Real Estate	1.27

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United Kingdom	30.12%
France	15.18
Switzerland	14.45
Germany	14.01
Spain	4.80
Netherlands	4.80
Sweden	4.62
Italy	3.16
Denmark	2.83
Belgium	2.31

TOTAL	96.28%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of September 30, 2016

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 4.61%, net of fees, while the total return for the Index was 4.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.14%	12.58%	12.29%	12.14%	12.58%	12.29%
5 Years	10.60%	11.20%	10.65%	65.47%	70.02%	65.87%
Since Inception	1.28%	1.33%	1.19%	12.33%	12.86%	11.44%

The inception date of the Fund was 7/30/07. The first day of secondary market trading was 8/3/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.10	$2.46	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Diversified Real Estate Activities	23.94%
Retail REITs	19.89
Real Estate Operating Companies	17.86
Diversified REITs	13.99
Office REITs	8.92
Industrial REITs	5.58
Real Estate Development	5.36
Residential REITs	2.26
Other**	2.20

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

Japan	27.73%
Hong Kong	15.95
Australia	12.59
United Kingdom	8.61
Singapore	7.15
France	6.91
Germany	6.22
Canada	3.10
Sweden	2.70
Switzerland	1.89

TOTAL	92.85%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

Performance as of September 30, 2016

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 17, 2016 (inception date of the Fund) through September 30, 2016, the total return for the Fund was 3.86%, net of fees, while the total return for the Index was 4.07%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	3.86%	3.56%	4.07%

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/17/16) [a]	Ending Account Value (9/30/16)	Expenses Paid During Period [b]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,038.60	$0.84	$1,000.00	$1,024.00	$1.12	0.22%

[a]	The beginning of the period (commencement of operations) is May 17, 2016.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (136 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	22.55%
Consumer Staples	18.24
Health Care	14.31
Consumer Discretionary	12.02
Industrials	10.38
Materials	6.41
Telecommunication Services	5.16
Information Technology	4.88
Utilities	2.86
Real Estate	2.05
Energy	1.14

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/16

Country	Percentage of Total Investments*

United Kingdom	17.60%
Switzerland	13.38
Canada	12.11
Japan	10.61
Germany	7.60
France	7.56
Sweden	4.50
Australia	3.55
Netherlands	3.24
Hong Kong	3.06

TOTAL	83.21%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® LATIN AMERICA 40 ETF

Performance as of September 30, 2016

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 11.61%, net of fees, while the total return for the Index was 11.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.95%	26.90%	27.56%	26.95%	26.90%	27.56%
5 Years	(3.99)%	(3.83)%	(3.32)%	(18.41)%	(17.74)%	(15.55)%
10 Years	2.40%	2.44%	2.79%	26.77%	27.28%	31.67%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.10	$2.60	$1,000.00	$1,022.60	$2.48	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	32.14%
Consumer Staples	19.47
Materials	13.20
Energy	12.83
Consumer Discretionary	7.33
Industrials	4.24
Telecommunication Services	3.59
Utilities	3.35
Information Technology	2.53
Real Estate	1.32

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/16

Country	Percentage of Total Investments*

Brazil	57.36%
Mexico	27.01
Chile	9.54
Peru	4.30
Colombia	1.79

TOTAL	100.00%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 (or commencement of operations, as applicable) and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.48%

CHINA — 30.69%
China Construction Bank Corp. Class H	23,904,960	$17,722,332
China Life Insurance Co. Ltd. Class H	1,872,000	4,827,262
China Mobile Ltd.	1,404,000	16,988,944
China Petroleum & Chemical Corp. Class H	6,481,600	4,721,671
CNOOC Ltd.	4,104,000	5,090,348
Industrial & Commercial Bank of China Ltd. Class H	19,872,115	12,426,557
PetroChina Co. Ltd. Class H	5,328,000	3,496,608
Ping An Insurance Group Co. of China Ltd. Class H	1,296,000	6,717,320
Tencent Holdings Ltd.	1,375,200	37,766,824

		109,757,866
HONG KONG — 19.99%
AIA Group Ltd.	3,067,200	20,386,176
BOC Hong Kong Holdings Ltd.	900,000	3,040,246
Cheung Kong Property Holdings Ltd.	684,148	4,992,654
CK Hutchison Holdings Ltd.	684,148	8,697,451
CLP Holdings Ltd.	504,000	5,208,337
Galaxy Entertainment Group Ltd.	648,000	2,439,624
Hang Seng Bank Ltd.	187,200	3,342,879
Hong Kong & China Gas Co. Ltd.	1,872,317	3,534,154
Hong Kong Exchanges and Clearing Ltd.	288,000	7,567,661
Power Assets Holdings Ltd.	324,000	3,158,143
Sands China Ltd.	604,800	2,623,988
Sun Hung Kai Properties Ltd.	432,000	6,522,373

		71,513,686
SINGAPORE — 7.29%
DBS Group Holdings Ltd.	446,400	5,038,759
Jardine Matheson Holdings Ltd.	72,000	4,363,920
Oversea-Chinese Banking Corp. Ltd.[a]	943,274	5,984,319
Singapore Telecommunications Ltd.	1,994,400	5,807,157
United Overseas Bank Ltd.	352,800	4,872,364

		26,066,519
SOUTH KOREA — 24.02%
AmorePacific Corp.	8,136	2,873,659

Security	Shares	Value
Hyundai Mobis Co. Ltd.	17,568	$4,386,616
Hyundai Motor Co.	38,088	4,685,998
KB Financial Group Inc.	98,352	3,380,055
Kia Motors Corp.	68,544	2,623,262
Korea Electric Power Corp.	65,304	3,201,903
KT&G Corp.	32,400	3,677,305
LG Chem Ltd.	11,232	2,462,912
POSCO	20,376	4,199,711
Samsung C&T Corp.	23,688	3,204,714
Samsung Electronics Co. Ltd.	28,440	41,264,920
Shinhan Financial Group Co. Ltd.	124,875	4,552,351
SK Hynix Inc.	147,528	5,384,869

		85,898,275
TAIWAN — 17.49%
Cathay Financial Holding Co. Ltd.	2,088,866	2,672,266
Chunghwa Telecom Co. Ltd.	936,551	3,301,555
CTBC Financial Holding Co. Ltd.	4,536,444	2,633,976
Delta Electronics Inc.	504,000	2,685,170
Formosa Chemicals & Fibre Corp.	864,804	2,325,788
Formosa Plastics Corp.	1,224,071	3,038,162
Fubon Financial Holding Co. Ltd.	1,872,000	2,765,105
Hon Hai Precision Industry Co. Ltd.	3,816,066	9,617,623
MediaTek Inc.	432,112	3,301,617
Nan Ya Plastics Corp.	1,296,510	2,564,439
Taiwan Semiconductor Manufacturing Co. Ltd.	4,752,343	27,669,126

		62,574,827

TOTAL COMMON STOCKS
(Cost: $292,619,462)		355,811,173

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[b,c,d]	339,248	339,248
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[b,c]	201,963	201,963

		541,211

TOTAL SHORT-TERM INVESTMENTS
(Cost: $541,211)		541,211

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $293,160,673)[e]	$356,352,384
Other Assets, Less Liabilities — 0.37%	1,312,443

NET ASSETS — 100.00%	$357,664,827

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments for federal income tax purposes was $300,662,220. Net unrealized appreciation was $55,690,164, of which $80,600,774 represented gross unrealized appreciation on securities and $24,910,610 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$355,811,173	$—	$—	$355,811,173
Money market funds	541,211	—	—	541,211

Total	$356,352,384	$—	$—	$356,352,384

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.99%

BRAZIL — 19.98%
CCR SA	570,000	$2,972,067
CPFL Energia SA ADR	97,929	1,449,349
Ultrapar Participacoes SA ADR	214,710	4,700,002

		9,121,418
CHILE — 2.18%
Enersis SA ADR	121,440	994,594

		994,594
CHINA — 38.01%
Beijing Capital International Airport Co. Ltd. Class H	960,000	1,087,990
Beijing Enterprises Water Group Ltd.	1,500,000	1,013,416
CGN Power Co. Ltd. Class Ha	3,390,000	1,000,922
China Gas Holdings Ltd.[b]	720,000	1,141,833
China Longyuan Power Group Corp. Ltd. Class H	990,000	804,157
China Merchants Port Holdings Co. Ltd.[b]	480,000	1,277,987
China Oilfield Services Ltd. Class H	900,000	780,949
China Resources Gas Group Ltd.	240,000	820,016
China Resources Power Holdings Co. Ltd.	600,000	1,033,529
COSCO SHIPPING Ports Ltd.[b]	1,080,000	1,107,021
Guangdong Investment Ltd.	840,000	1,334,305
Huaneng Power International Inc. Class H ADR	33,300	836,163
Jiangsu Expressway Co. Ltd. Class H	780,000	1,078,088
Kunlun Energy Co. Ltd.	1,740,000	1,332,603
Shenzhen Expressway Co. Ltd. Class H	372,000	390,420
Shenzhen International Holdings Ltd.	630,499	1,045,419
Sinopec Kantons Holdings Ltd.	540,000	254,127
Zhejiang Expressway Co. Ltd. Class H	960,000	1,012,487

		17,351,432
MALAYSIA — 7.90%
Sapurakencana Petroleum Bhd[c]	1,653,000	627,544
Tenaga Nasional Bhd	861,000	2,977,222

		3,604,766
MEXICO — 11.83%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	23,160	1,089,910
Grupo Aeroportuario del Pacifico SAB de CV ADR	24,480	2,324,865
Grupo Aeroportuario del Sureste SAB de CV Series B	13,560	1,985,455

		5,400,230

Security	Shares	Value
RUSSIA — 3.27%
Novatek OJSC GDR[d]	5,690	$625,900
RusHydro PJSC	533,560	634,936
TMK PJSC GDR[d]	60,840	232,409

		1,493,245
SOUTH KOREA — 8.70%
Korea Electric Power Corp. ADR	162,887	3,971,185

		3,971,185
THAILAND — 7.12%
Airports of Thailand PCL NVDR[b]	282,000	3,247,273

		3,247,273

TOTAL COMMON STOCKS
(Cost: $39,535,743)		45,184,143

SHORT-TERM INVESTMENTS — 3.69%

MONEY MARKET FUNDS — 3.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	1,626,589	1,626,589
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	57,364	57,364

		1,683,953

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,683,953)		1,683,953

TOTAL INVESTMENTS IN SECURITIES — 102.68%
(Cost: $41,219,696)[h]		46,868,096
Other Assets, Less Liabilities — (2.68)%		(1,222,833)

NET ASSETS — 100.00%		$45,645,263

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $41,727,534. Net unrealized appreciation was $5,140,562, of which $10,057,754 represented gross unrealized appreciation on securities and $4,917,192 represented gross unrealized depreciation on securities.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$45,184,143	$—	$—	$45,184,143
Money market funds	1,683,953	—	—	1,683,953

Total	$46,868,096	$—	$—	$46,868,096

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.58%

AUSTRIA — 0.22%
Erste Group Bank AG	96,056	$2,846,042
OMV AG	44,145	1,271,012
Voestalpine AG	34,492	1,193,873

		5,310,927
BELGIUM — 2.30%
Ageas	65,133	2,376,324
Anheuser-Busch InBev SA/NV	257,310	33,716,638
Colruyt SA	20,019	1,110,469
Groupe Bruxelles Lambert SA	25,899	2,296,990
KBC Group NV	106,418	6,197,286
Proximus SADP	44,133	1,318,528
Solvay SA	23,309	2,696,740
UCB SA	40,458	3,129,473
Umicore SA	29,879	1,874,661

		54,717,109
DENMARK — 2.81%
AP Moeller – Maersk A/S Class A	1,110	1,557,965
AP Moeller – Maersk A/S Class B	1,947	2,856,170
Carlsberg A/S Class B	33,439	3,189,497
Chr Hansen Holding A/S	30,224	1,797,215
Coloplast A/S Class B	34,758	2,696,309
Danske Bank A/S	242,639	7,082,212
DSV A/S	59,842	2,980,382
Genmab A/S	18,550	3,163,546
ISS A/S	57,796	2,399,608
Novo Nordisk A/S Class B	582,880	24,226,738
Novozymes A/S Class B	71,501	3,145,593
Pandora A/S	36,791	4,447,602
TDC A/S	255,244	1,501,583
Vestas Wind Systems A/S	69,755	5,742,777

		66,787,197
FINLAND — 1.50%
Fortum OYJ	137,092	2,215,440
Kone OYJ Class B	120,174	6,100,278
Metso OYJ	40,519	1,182,550
Nokia OYJ	1,832,816	10,628,149
Nokian Renkaat OYJ	35,096	1,279,857
Sampo OYJ Class A	155,292	6,910,879
Stora Enso OYJ Class R	179,109	1,591,140
UPM-Kymmene OYJ	167,455	3,537,896

Security	Shares	Value
Wartsila OYJ Abp	48,474	$2,182,817

		35,629,006
FRANCE — 15.10%
Accor SA	67,797	2,690,279
Air Liquide SAa	122,240	13,112,283
Airbus Group SE	189,609	11,472,367
Alstom SA	48,389	1,280,367
ArcelorMittal	590,762	3,616,918
Arkema SA	23,282	2,155,939
Atos SE	28,529	3,075,281
AXA SA	608,993	12,962,278
BNP Paribas SA	351,748	18,092,626
Bouygues SA	60,989	2,021,571
Capgemini SA	51,510	5,046,584
Carrefour SA	180,617	4,681,674
Casino Guichard Perrachon SA	17,121	833,117
Christian Dior SE	15,918	2,854,134
Cie. de Saint-Gobain	163,030	7,048,209
Cie. Generale des Etablissements Michelin Class B	57,798	6,395,311
Credit Agricole SA	387,476	3,822,341
Danone SA	192,549	14,292,333
Dassault Systemes	42,843	3,718,390
Edenred	65,120	1,523,280
Electricite de France SA	96,024	1,168,685
Engie SA	509,410	7,894,430
Essilor International SA	62,928	8,118,483
Hermes International	6,892	2,805,710
Kering	23,492	4,740,176
Klepierre	63,516	2,912,275
L’Oreal SA	77,722	14,682,524
Lagardere SCA	38,017	968,328
Legrand SA	83,519	4,925,702
LVMH Moet Hennessy Louis Vuitton SE	86,603	14,773,853
Orange SA	728,600	11,405,894
Pernod Ricard SA	68,660	8,128,818
Peugeot SA	147,222	2,249,267
Publicis Groupe SA	64,613	4,888,246
Renault SA	61,095	5,021,687
Safran SA	102,947	7,404,278
Sanofi	369,201	28,064,384
Schneider Electric SE	185,516	12,938,448
SES SA	121,057	2,970,518

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2016

Security	Shares	Value
Societe Generale SA	237,297	$8,208,238
Sodexo SA	30,444	3,626,575
STMicroelectronics NV	67,221	548,895
STMicroelectronics NV New	140,330	1,143,346
Suez	113,222	1,869,775
Technip SA	38,594	2,371,144
Thales SA	31,750	2,925,457
Total SAa	780,811	37,003,140
Unibail-Rodamco SE	31,002	8,361,612
Valeo SA	74,988	4,376,220
Veolia Environnement SA	157,754	3,634,321
Vinci SA	159,973	12,246,455
Vivendi SA	286,244	5,774,174

		358,846,340
GERMANY — 13.14%
adidas AG	65,918	11,445,152
Allianz SE Registered	143,635	21,323,189
BASF SE	289,203	24,736,233
Bayer AG Registered	260,368	26,167,359
Bayerische Motoren Werke AG	100,382	8,439,264
Beiersdorf AG	30,924	2,917,463
Brenntag AG	48,735	2,662,018
Commerzbank AG	330,913	2,133,848
Continental AG	33,970	7,144,543
Daimler AG Registered	313,680	22,106,128
Deutsche Bank AG Registered	432,893	5,628,634
Deutsche Boerse AG	60,661	4,918,526
Deutsche Lufthansa AG Registered	79,822	888,518
Deutsche Post AG Registered	300,813	9,404,653
Deutsche Telekom AG Registered	1,015,364	17,024,707
Deutsche Wohnen AG Bearer	105,753	3,845,237
E.ON SE	628,048	4,456,424
Fresenius Medical Care AG & Co. KGaA	67,307	5,881,736
Fresenius SE & Co. KGaA	124,791	9,958,452
GEA Group AG	55,851	3,101,236
HeidelbergCement AG	39,494	3,732,197
Infineon Technologies AG	354,453	6,325,549
K+S AG Registered[a]	60,058	1,139,622
Lanxess AG	28,596	1,777,131
Linde AG	58,259	9,905,833
MAN SE	10,558	1,113,419
Merck KGaA	40,644	4,380,759

Security	Shares	Value
METRO AG	50,887	$1,514,879
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	50,590	9,437,605
Osram Licht AG	27,419	1,610,312
ProSiebenSat.1 Media SE Registered	68,735	2,944,556
QIAGEN NV	73,579	2,026,271
RWE AG	152,260	2,623,969
SAP SE	309,516	28,146,735
Siemens AG Registered	240,764	28,193,456
Symrise AG	38,427	2,816,910
ThyssenKrupp AG	137,785	3,285,764
Volkswagen AG	10,022	1,454,581
Vonovia SE	146,494	5,548,853

		312,161,721
IRELAND — 0.91%
Bank of Ireland	8,697,988	1,818,113
CRH PLC	261,331	8,741,498
Irish Bank Resolution Corp. Ltd.[b]	211,770	2
Kerry Group PLC Class A	48,221	4,018,787
Paddy Power Betfair PLC	26,683	3,019,626
Ryanair Holdings PLC ADR	32,660	2,450,480
Smurfit Kappa Group PLC	74,315	1,661,953

		21,710,459
ITALY — 3.06%
Assicurazioni Generali SpA	426,716	5,207,842
Atlantia SpA	146,341	3,715,107
Banco Popolare SC	279,266	657,807
CNH Industrial NV	312,949	2,240,279
Enel SpA	2,410,048	10,746,979
Eni SpA	845,249	12,177,601
Ferrari NV	39,134	2,033,140
Fiat Chrysler Automobiles NV	287,227	1,823,739
Intesa Sanpaolo SpA	4,488,006	9,956,109
Leonardo-Finmeccanica SpA	135,313	1,534,333
Luxottica Group SpA	43,860	2,095,805
Mediaset SpA	223,965	703,227
Mediobanca SpA	190,250	1,237,919
Prysmian SpA	64,550	1,691,663
Saipem SpA	1,860,258	787,513
Snam SpA	747,093	4,144,183
Telecom Italia SpA/Milano	3,145,477	2,612,282
Tenaris SA	148,349	2,113,941

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2016

Security	Shares	Value
Terna Rete Elettrica Nazionale SpA	442,267	$2,280,326
UniCredit SpA	1,825,833	4,251,477
Unione di Banche Italiane SpA	288,106	663,736

		72,675,008
NETHERLANDS — 4.77%
Aegon NV	452,294	1,733,770
Akzo Nobel NV	77,912	5,278,842
Altice NV Class A	108,479	1,946,882
ASML Holding NV	137,877	15,136,692
Gemalto NV	26,447	1,696,483
Heineken Holding NV	35,920	2,881,389
Heineken NV	67,562	5,945,779
ING Groep NV	1,216,400	15,023,224
Koninklijke Ahold Delhaize NV	402,252	9,172,111
Koninklijke DSM NV	57,004	3,853,916
Koninklijke KPN NV	1,336,018	4,436,688
Koninklijke Philips NV	298,878	8,860,491
PostNL NV	133,037	604,158
Randstad Holding NV	40,378	1,840,029
RELX NV	330,500	5,940,798
Unilever NV CVA	540,151	24,933,418
Wolters Kluwer NV	94,915	4,063,422

		113,348,092
NORWAY — 0.86%
DNB ASA	295,011	3,864,676
Norsk Hydro ASA	419,133	1,806,630
Orkla ASA	259,247	2,679,304
Statoil ASA	329,728	5,524,139
Subsea 7 SA	79,704	855,649
Telenor ASA	217,250	3,726,709
Yara International ASA	55,485	1,843,877

		20,300,984
PORTUGAL — 0.21%
EDP – Energias de Portugal SA	889,433	2,987,640
Galp Energia SGPS SA	142,653	1,950,213

		4,937,853
SPAIN — 4.78%
Abertis Infraestructuras SA	182,258	2,838,827
Acciona SA	7,859	594,125
ACS Actividades de Construccion y Servicios SA	61,722	1,865,870
Aena SA	23,193	3,422,242
Amadeus IT Holding SA Class A	137,956	6,894,405

Security	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	2,040,351	$12,340,639
Banco de Sabadell SA	1,667,579	2,136,389
Banco Popular Espanol SA	1,174,312	1,452,981
Banco Santander SA	4,508,857	19,999,661
Bankia SA	1,279,736	1,049,862
CaixaBank SA	976,644	2,468,396
Distribuidora Internacional de Alimentacion SA	195,301	1,209,550
Enagas SA	72,197	2,172,389
Ferrovial SA	166,202	3,539,440
Gas Natural SDG SA	113,227	2,327,938
Iberdrola SA	1,870,702	12,723,089
Industria de Diseno Textil SA	353,605	13,113,584
International Consolidated Airlines Group SA	270,412	1,400,845
Red Electrica Corp. SA	146,804	3,168,409
Repsol SA	355,565	4,824,976
Telefonica SA	1,375,855	13,938,866

		113,482,483
SWEDEN — 4.59%
Alfa Laval AB	89,829	1,410,230
Assa Abloy AB	312,521	6,358,103
Atlas Copco AB Class A	201,896	6,086,997
Atlas Copco AB Class B	125,273	3,427,410
Boliden AB	84,181	1,980,868
Electrolux AB Class B	73,009	1,833,022
Hennes & Mauritz AB Class B	294,467	8,317,694
Hexagon AB Class B	79,539	3,477,754
Industrivarden AB Class A	58,234	1,161,635
Industrivarden AB Class C	58,125	1,076,690
Investor AB Class B	144,948	5,307,350
Kinnevik AB Class B	74,272	1,896,808
Millicom International Cellular SA SDR	19,012	987,504
Nordea Bank AB	1,009,264	10,030,911
Sandvik AB	347,343	3,825,176
Securitas AB Class B	100,889	1,693,377
Skandinaviska Enskilda Banken AB Class A	543,561	5,468,982
Skanska AB Class B	126,233	2,951,242
SKF AB Class B	117,982	2,039,491
Svenska Cellulosa AB SCA Class B	200,635	5,967,014
Svenska Handelsbanken AB Class A	474,328	6,527,450

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2016

Security	Shares	Value
Swedbank AB Class A	325,063	$7,649,077
Swedish Match AB	59,569	2,188,800
Tele2 AB Class B	99,660	861,384
Telefonaktiebolaget LM Ericsson Class B	959,677	6,939,327
Telia Co. AB	857,977	3,847,547
Volvo AB Class B	507,490	5,799,107

		109,110,950
SWITZERLAND — 14.37%
ABB Ltd. Registered	627,479	14,117,306
Actelion Ltd. Registered	33,852	5,873,640
Adecco Group AG Registered	53,805	3,036,036
Baloise Holding AG Registered	15,927	1,930,496
Cie. Financiere Richemont SA Class A Registered	164,034	10,017,343
Clariant AG Registered	90,822	1,566,478
Credit Suisse Group AG Registered	624,874	8,192,850
GAM Holding AG	51,974	497,543
Geberit AG Registered	11,643	5,109,276
Givaudan SA Registered	2,498	5,094,436
Julius Baer Group Ltd.	70,521	2,875,691
Kuehne + Nagel International AG Registered	17,908	2,604,733
LafargeHolcim Ltd. Registered	151,107	8,183,534
Lonza Group AG Registered	16,576	3,173,618
Nestle SA Registered	979,281	77,330,267
Novartis AG Registered	826,819	65,162,958
Roche Holding AG	221,170	54,984,495
Schindler Holding AG Participation Certificates	12,900	2,424,572
Schindler Holding AG Registered	6,337	1,200,199
SGS SA Registered	1,720	3,859,088
Sika AG Bearer	673	3,279,608
Swatch Group AG (The) Bearer[a]	9,672	2,740,766
Swatch Group AG (The) Registered	20,444	1,138,824
Swiss Life Holding AG Registered	10,101	2,620,592
Swiss Re AG	103,520	9,359,942
Swisscom AG Registered	7,960	3,791,141
Syngenta AG Registered	29,240	12,819,270
UBS Group AG	1,205,857	16,457,075
Zurich Insurance Group AG	46,951	12,108,263

		341,550,040

Security	Shares	Value
UNITED KINGDOM — 29.96%
3i Group PLC	303,446	$2,564,117
Aberdeen Asset Management PLC	298,149	1,263,745
Aggreko PLC	80,276	994,296
Amec Foster Wheeler PLC	126,494	939,064
Anglo American PLC	437,466	5,498,564
Antofagasta PLC	117,235	797,990
Ashtead Group PLC	158,501	2,616,897
Associated British Foods PLC	112,040	3,784,039
AstraZeneca PLC	392,662	25,523,798
Aviva PLC	1,285,903	7,358,059
Babcock International Group PLC	157,861	2,122,386
BAE Systems PLC	1,002,195	6,821,700
Barclays PLC	4,924,180	10,733,343
Barratt Developments PLC	313,507	2,013,015
BHP Billiton PLC	662,706	10,007,440
BP PLC	5,881,725	34,381,621
British American Tobacco PLC	586,766	37,576,902
British Land Co. PLC (The)	321,601	2,642,330
BT Group PLC	2,764,305	13,970,132
Bunzl PLC	104,522	3,095,649
Burberry Group PLC	138,865	2,487,518
Capita PLC	210,850	1,835,091
Carnival PLC	67,778	3,317,483
Centrica PLC	1,724,554	5,112,126
Cobham PLC	532,732	1,160,516
Compass Group PLC	521,898	10,135,284
Daily Mail & General Trust PLC Class A NVS	90,969	879,766
DCC PLC	27,782	2,535,239
Diageo PLC	789,182	22,660,882
Direct Line Insurance Group PLC	432,970	2,051,737
easyJet PLC	85,027	1,112,232
Experian PLC	308,355	6,184,540
FirstGroup PLC	382,705	525,470
G4S PLC	482,071	1,426,507
GKN PLC	544,039	2,263,581
GlaxoSmithKline PLC	1,532,168	32,700,400
Glencore PLC	3,802,995	10,480,401
Hammerson PLC	246,498	1,879,579
Hays PLC	438,121	738,717
HSBC Holdings PLC	6,254,112	47,014,114
IMI PLC	84,424	1,177,821
Imperial Brands PLC	301,039	15,538,357

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2016

Security	Shares	Value
InterContinental Hotels Group PLC	65,122	$2,690,072
Intertek Group PLC	50,655	2,295,791
ITV PLC	1,138,577	2,768,709
J Sainsbury PLC[a]	540,312	1,725,185
Johnson Matthey PLC	61,035	2,611,630
Kingfisher PLC	721,274	3,531,307
Ladbrokes PLC	302,454	550,043
Land Securities Group PLC	251,895	3,461,899
Legal & General Group PLC	1,867,148	5,304,405
Lloyds Banking Group PLC	19,830,866	14,052,240
London Stock Exchange Group PLC	99,195	3,607,920
Man Group PLC	545,120	797,333
Marks & Spencer Group PLC	518,973	2,232,097
National Grid PLC	1,235,516	17,525,892
Next PLC	46,483	2,883,816
Old Mutual PLC	1,529,677	4,021,790
Pearson PLC	256,900	2,512,859
Persimmon PLC	95,289	2,246,614
Petrofac Ltd.	82,024	949,886
Provident Financial PLC	46,069	1,815,057
Prudential PLC	807,667	14,336,763
Randgold Resources Ltd.	31,585	3,194,101
Reckitt Benckiser Group PLC	210,640	19,878,590
RELX PLC	346,952	6,593,604
Rentokil Initial PLC	569,605	1,644,835
Rio Tinto PLC	380,731	12,732,693
Rolls-Royce Holdings PLC	589,049	5,509,257
Royal Bank of Scotland Group PLC	1,007,998	2,341,188
Royal Dutch Shell PLC Class A	1,359,512	33,801,354
Royal Dutch Shell PLC Class B	1,182,045	30,663,462
RSA Insurance Group PLC	319,217	2,264,059
SABMiller PLC	312,770	18,262,655
Sage Group PLC (The)	350,962	3,364,539
Schroders PLC	37,232	1,303,903
Segro PLC	230,458	1,358,518
Severn Trent PLC	75,571	2,459,076
Shire PLC	283,343	18,395,765
Sky PLC	329,282	3,823,971
Smith & Nephew PLC	289,311	4,675,138
Smiths Group PLC	123,691	2,352,276
SSE PLC	321,049	6,539,228
Standard Chartered PLC	861,249	7,029,184

Security	Shares	Value
Standard Life PLC	619,835	$2,768,965
Tate & Lyle PLC	146,228	1,422,727
Taylor Wimpey PLC	1,014,708	2,031,201
Tesco PLC	2,529,153	6,010,583
Travis Perkins PLC	78,802	1,580,497
Tullow Oil PLC[a]	277,900	913,671
UBM PLC	121,925	1,130,837
Unilever PLC	404,434	19,199,271
United Utilities Group PLC	215,709	2,810,466
Vodafone Group PLC	8,355,913	24,069,477
Weir Group PLC (The)	66,539	1,469,381
Whitbread PLC	57,037	2,901,406
William Hill PLC	277,317	1,095,834
Wm Morrison Supermarkets PLC	732,104	2,072,236
Wolseley PLC	80,073	4,529,845
WPP PLC	420,878	9,917,510

		711,955,059

TOTAL COMMON STOCKS
(Cost: $2,825,077,655)		2,342,523,228

PREFERRED STOCKS — 0.88%

GERMANY — 0.80%
Bayerische Motoren Werke AG	17,300	1,275,767
Henkel AG & Co. KGaA	56,094	7,627,651
Porsche Automobil Holding SE	48,243	2,463,281
Volkswagen AG	57,762	7,591,568

		18,958,267
ITALY — 0.08%
Intesa Sanpaolo SpA	296,676	621,466
Telecom Italia SpA/Milano	1,921,282	1,304,119

		1,925,585

TOTAL PREFERRED STOCKS
(Cost: $28,367,898)		20,883,852

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	7,451,818	7,451,818
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	414,161	414,161

		7,865,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,865,979)		7,865,979

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $2,861,311,532)[f]	$2,371,273,059
Other Assets, Less Liabilities — 0.21%	5,008,985

NET ASSETS — 100.00%	$2,376,282,044

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $2,932,353,285. Net unrealized depreciation was $561,080,226, of which $132,854,973 represented gross unrealized appreciation on securities and $693,935,199 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,342,523,226	$—	$2	$2,342,523,228
Preferred stocks	20,883,852	—	—	20,883,852
Money market funds	7,865,979	—	—	7,865,979

Total	$2,371,273,057	$—	$2	$2,371,273,059

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.62%

AUSTRALIA — 12.54%
360 Capital Group Ltd.[a]	41,022	$28,567
360 Capital Office Fund	12,685	21,550
Abacus Property Group	53,793	118,967
ALE Property Group	36,335	120,397
Arena REIT	44,849	67,612
Aspen Group[a]	22,564	18,994
Astro Japan Property Group	11,352	61,505
Aveo Group	85,398	225,460
BWP Trust	98,470	241,887
Cedar Woods Properties Ltd.	11,137	41,761
Charter Hall Group	82,108	321,077
Charter Hall Retail REIT	65,360	211,571
Cromwell Property Group	255,721	183,949
Dexus Property Group	193,672	1,356,099
Folkestone Education Trust	43,086	86,056
Galileo Japan Trust	21,758	44,789
Gateway Lifestyle	57,921	94,853
GDI Property Group	99,373	72,623
Generation Healthcare REIT[a]	25,456	38,960
Goodman Group	317,985	1,771,501
GPT Group (The)	362,662	1,404,288
Growthpoint Properties Australia Ltd.	37,711	98,984
Hotel Property Investments	29,068	66,733
Industria REIT[a]	23,951	39,040
Ingenia Communities Group	35,274	75,852
Investa Office Fund	124,958	437,002
LendLease Group	106,167	1,140,670
Mirvac Group	748,200	1,282,535
New South Resources Ltd.[b]	96,320	118,303
Peet Ltd.	81,184	60,884
Propertylink Group[b]	109,521	60,763
Scentre Group	1,072,291	3,856,684
Servcorp Ltd.	8,729	53,172
Shopping Centres Australasia Property Group	144,996	249,656
Stockland	480,482	1,750,200
Sunland Group Ltd.	24,854	29,100
Vicinity Centres	657,169	1,594,189
Villa World Ltd.	21,930	38,598
Westfield Corp.	385,280	2,868,751

		20,353,582

Security	Shares	Value
AUSTRIA — 1.03%
Atrium European Real Estate Ltd.	34,959	$155,969
BUWOG AG	13,932	377,172
CA Immobilien Anlagen AG	15,007	286,197
Conwert Immobilien Invest SE	15,050	283,380
IMMOEAST AG Escrow[b]	100,152	1
IMMOFINANZ AG	178,407	419,032
IMMOFINANZ AG Escrow[b]	112,716	1
S IMMO AG	11,696	123,159
UBM Development AG	688	25,515

		1,670,426
BELGIUM — 1.03%
Aedifica SAb	2,924	253,843
Befimmo SA	4,685	283,099
Cofinimmo SA	4,171	518,892
Intervest Offices & Warehouses NV	2,322	63,932
Montea SCA	1,161	61,485
Retail Estates NVa	1,204	107,690
Warehouses De Pauw CVA	2,924	290,284
Wereldhave Belgium NV	473	58,817
Xior Student Housing NVb	860	32,957

		1,670,999
CANADA — 3.09%
Agellan Commercial Real Estate Investment Trust	1,118	8,668
Allied Properties REIT	8,428	241,634
Artis REIT	14,706	138,864
Boardwalk REIT[a]	4,558	179,476
Brookfield Canada Office Properties	2,881	60,327
Canadian Apartment Properties REIT	13,330	310,568
Canadian REIT	7,310	261,753
Choice Properties REIT	9,675	101,664
Cominar REIT	16,856	195,718
Crombie REIT	8,901	96,917
CT REIT	6,343	74,325
Dream Global REIT	12,169	83,426
Dream Industrial REIT	6,278	37,498
Dream Office REIT	10,793	138,952
Dream Unlimited Corp. Class Aa,b	10,449	57,562
First Capital Realty Inc.	26,445	442,276
Granite REIT	4,601	140,314
H&R REIT	28,079	479,218
InterRent REIT	7,482	44,234
Killam Apartment REIT	7,052	64,873
Mainstreet Equity Corp.[b]	817	19,358

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2016

Security	Shares	Value
Milestone Apartments REIT	7,052	$103,560
Morguard Corp.	1,075	139,871
Morguard North American REIT	3,397	32,671
Morguard REIT	5,461	65,445
Northview Apartment Real Estate Investment Trust	4,601	76,599
NorthWest Healthcare Properties REIT	7,224	57,495
OneREIT	7,697	21,084
Plaza Retail REIT	10,879	43,375
Pure Industrial Real Estate Trust	22,059	92,483
RioCan REIT	32,293	668,834
Slate Office REIT	2,494	15,978
Slate Retail REIT[b]	3,354	36,775
Smart REIT	12,900	346,977
Tricon Capital Group Inc.	20,038	141,185

		5,019,957
CHINA — 0.45%
Beijing Properties Holdings Ltd.[a,b]	430,000	21,622
China Merchants Land Ltd.	258,000	39,252
China Oceanwide Holdings Ltd.[b]	946,000	97,577
Gemdale Properties & Investment Corp. Ltd.	946,000	60,986
Goldin Properties Holdings Ltd.[a,b]	276,000	216,005
K Wah International Holdings Ltd.	215,000	117,258
Nam Tai Property Inc.	4,816	38,817
Road King Infrastructure Ltd.	43,000	36,536
Shanghai Zendai Property Ltd.[a,b]	1,075,000	22,592
Spring REIT	172,000	74,735

		725,380
DENMARK — 0.01%
TK Development A/Sa,b	13,373	15,743

		15,743
FINLAND — 0.32%
Citycon OYJ	80,195	204,219
Sponda OYJ	43,258	222,649
Technopolis OYJ[a]	23,564	86,329

		513,197
FRANCE — 6.88%
Altarea SCA	559	113,045
Fonciere des Regions	10,363	966,147
Gecina SA	8,213	1,293,552
ICADE	9,417	734,766
Klepierre	42,570	1,951,879

Security	Shares	Value
Mercialys SA	11,782	$283,482
Nexity SA	7,740	408,729
Unibail-Rodamco SE	20,106	5,422,830

		11,174,430
GERMANY — 6.20%
ADLER Real Estate AGa,b	4,730	75,348
ADO Properties SAc	6,038	241,564
Alstria office REIT AGa	21,242	291,713
Deutsche Euroshop AG	9,202	427,609
Deutsche Wohnen AG Bearer	67,983	2,471,899
DIC Asset AG	9,675	97,638
Grand City Properties SA	21,156	413,687
Hamborner REIT AG	16,322	172,733
LEG Immobilien AG	12,728	1,218,535
PATRIZIA Immobilien AGb	8,162	178,725
TAG Immobilien AG	30,014	436,631
TLG Immobilien AG	11,782	266,070
Vib Vermoegen AG	5,676	126,808
Vonovia SE	94,213	3,568,570
WCM Beteiligungs & Grundbesitz-AGa,b	22,919	76,445

		10,063,975
HONG KONG — 15.89%
Champion REIT	430,000	260,574
Cheung Kong Property Holdings Ltd.	559,000	4,079,371
China New Town Development Co. Ltd.[a,b]	636,400	29,872
Chinese Estates Holdings Ltd.	107,500	191,273
Chuang’s Consortium International Ltd.	172,000	38,587
CSI Properties Ltd.	1,298,000	47,696
Emperor International Holdings Ltd.	173,000	39,481
EverChina International Holdings Co. Ltd.[b]	860,000	36,591
Far East Consortium International Ltd./HK	215,000	85,934
Great Eagle Holdings Ltd.	43,000	192,659
Greenland Hong Kong Holdings Ltd.[b]	172,000	49,897
Hang Lung Group Ltd.	172,000	654,207
Hang Lung Properties Ltd.	430,000	966,896
Henderson Land Development Co. Ltd.	235,582	1,397,221
HKR International Ltd.[b]	137,600	65,820

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2016

Security	Shares	Value
Hongkong Land Holdings Ltd.	236,500	$1,679,150
Hysan Development Co. Ltd.	129,000	604,587
Kerry Properties Ltd.	129,000	422,463
Kowloon Development Co. Ltd.	43,000	42,967
Lai Sun Development Co. Ltd.	2,588,000	51,720
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	193,500	76,592
Link REIT	451,500	3,318,162
Man Sang International Ltd.[b]	172,000	15,967
New World Development Co. Ltd.	1,075,000	1,397,121
Prosperity REIT	258,000	114,098
Regal REIT[a]	172,000	45,684
SEA Holdings Ltd.	86,000	214,669
Sino Land Co. Ltd.	646,000	1,142,751
Sinolink Worldwide Holdings Ltd.[b]	430,000	47,680
Soundwill Holdings Ltd.	21,500	39,197
SRE Group Ltd.[b]	1,002,000	32,298
Sun Hung Kai Properties Ltd.	301,000	4,544,524
Sunlight REIT	215,000	136,940
Swire Properties Ltd.	215,000	629,259
Tian An China Investment Co. Ltd.[a]	129,200	69,964
Wang On Group Ltd.	1,720,000	14,415
Wharf Holdings Ltd. (The)	258,000	1,877,797
Wheelock & Co. Ltd.	172,000	1,014,576
Yuexiu REIT	215,000	130,842

		25,799,502
IRELAND — 0.33%
Green REIT PLC	139,793	228,580
Hibernia REIT PLC	140,621	216,501
Irish Residential Properties REIT PLC	74,218	98,336

		543,417
ISRAEL — 1.03%
ADO Group Ltd.[b]	2,623	35,317
Africa Israel Properties Ltd.	2,666	44,693
Airport City Ltd.[b]	12,345	140,551
Alony Hetz Properties & Investments Ltd.	19,264	174,152
Alrov Properties and Lodgings Ltd.	1,549	34,733
Amot Investments Ltd.	23,822	106,218
Azrieli Group Ltd.	7,052	309,175
Big Shopping Centers Ltd.	688	47,106
Blue Square Real Estate Ltd.	946	38,424
Gazit-Globe Ltd.	19,737	201,836

Security	Shares	Value
Jerusalem Economy Ltd.[b]	30,444	$69,917
Melisron Ltd.	3,569	158,202
Norstar Holdings Inc.	3,354	63,279
Property & Building Corp. Ltd.	387	32,459
REIT 1 Ltd.	35,045	108,252
Sella Capital Real Estate Ltd.	31,691	57,679
Summit Real Estate Holdings Ltd.[b]	9,116	53,111

		1,675,104
ITALY — 0.11%
Beni Stabili SpA SIIQ	208,550	124,450
Immobiliare Grande Distribuzione SIIQ SpA	64,070	48,277

		172,727
JAPAN — 27.62%
Activia Properties Inc.	108	572,715
Advance Residence Investment Corp.	258	729,936
Aeon Mall Co. Ltd.	21,580	338,409
AEON REIT Investment Corp.	215	279,830
Airport Facilities Co. Ltd.	4,300	21,359
Ardepro Co. Ltd.[a]	25,800	28,025
Comforia Residential REIT Inc.	92	226,309
Daibiru Corp.	12,900	116,943
Daikyo Inc.	43,000	77,707
Daito Trust Construction Co. Ltd.	17,200	2,747,346
Daiwa House Industry Co. Ltd.	133,300	3,627,197
Daiwa House Residential Investment Corp.	273	802,568
Daiwa Office Investment Corp.	86	527,389
Frontier Real Estate Investment Corp.	86	428,875
Fukuoka REIT Corp.	129	241,656
Global One Real Estate Investment Corp.	43	164,119
GLP J-REIT	572	760,294
Goldcrest Co. Ltd.	4,300	70,106
Hankyu REIT Inc.	129	174,904
Health Care & Medical Investment Corp.	43	45,945
Heiwa Real Estate Co. Ltd.	8,600	123,057
Heiwa Real Estate REIT Inc.	215	176,858
Hoshino Resorts REIT Inc.	16	200,978
Hulic Co. Ltd.	98,900	1,001,062
Hulic Reit Inc.	172	306,752
Ichigo Hotel REIT Investment Corp.[a]	43	58,004
Ichigo Office REIT Investment	301	220,849
Industrial & Infrastructure Fund Investment Corp.	43	218,259

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2016

Security	Shares	Value
Invesco Office J-Reit Inc.	172	$150,998
Invincible Investment Corp.	675	375,944
Japan Excellent Inc.	258	371,720
Japan Hotel REIT Investment Corp.	774	613,758
Japan Logistics Fund Inc.	172	388,960
Japan Prime Realty Investment Corp.	172	776,221
Japan Property Management Center Co. Ltd.	4,300	53,758
Japan Real Estate Investment Corp.	237	1,415,938
Japan Rental Housing Investments Inc.	344	288,408
Japan Retail Fund Investment Corp.	520	1,284,274
Keihanshin Building Co. Ltd.	8,600	43,227
Kenedix Office Investment Corp.	86	529,087
Kenedix Residential Investment Corp.	86	244,671
Kenedix Retail REIT Corp.	86	203,991
LaSalle Logiport REIT	215	228,238
Leopalace21 Corp.	55,900	366,539
MCUBS MidCity Investment Corp.	43	133,121
Mitsubishi Estate Co. Ltd.	258,000	4,810,191
Mitsui Fudosan Co. Ltd.	215,556	4,545,695
Mitsui Fudosan Logistics Park Inc.[b]	37	118,565
Mori Hills REIT Investment Corp.	301	450,616
MORI TRUST Sogo REIT Inc.	215	376,858
Nippon Accommodations Fund Inc.	86	402,548
Nippon Building Fund Inc.	301	1,905,308
Nippon Prologis REIT Inc.	387	978,344
NIPPON REIT Investment Corp.	86	220,467
Nomura Real Estate Holdings Inc.	25,800	432,102
Nomura Real Estate Master Fund Inc.	864	1,441,920
NTT Urban Development Corp.	21,500	206,582
Orix JREIT Inc.	473	830,488
Premier Investment Corp.	215	284,713
SAMTY Co. Ltd.	4,300	44,416
Samty Residential Investment Corp.[a]	43	34,820
Sekisui House Reit Inc.	172	263,949
Sekisui House SI Residential Investment Corp.	215	245,435
Shinoken Group Co. Ltd.[a]	4,300	89,809
SIA Reit Inc.[a]	17	63,961
Star Asia Investment Corp.	43	37,113
Starts Proceed Investment Corp.[a]	43	70,870
Sumitomo Realty & Development Co. Ltd.	86,000	2,205,945
Sun Frontier Fudousan Co. Ltd.	4,300	43,100

Security	Shares	Value
Takara Leben Co. Ltd.	17,200	$115,159
TOC Co. Ltd.	17,200	142,166
Tokyo Tatemono Co. Ltd.	43,000	512,527
Tokyo Theatres Co. Inc.	43,000	49,682
Tokyu Fudosan Holdings Corp.	107,500	578,556
TOKYU REIT Inc.	215	288,535
Tosei Corp.	4,300	32,187
Tosei Reit Investment Corp.	43	47,516
United Urban Investment Corp.	602	1,096,815
Unizo Holdings Co. Ltd.	4,300	119,533

		44,842,795
NETHERLANDS — 0.74%
Brack Capital Properties NV	688	62,270
Eurocommercial Properties NV	9,933	448,964
NSI NV	28,638	118,692
VastNed Retail NV	3,999	161,787
Wereldhave NV	8,127	411,767

		1,203,480
NEW ZEALAND — 0.72%
Argosy Property Ltd.	167,184	136,165
Goodman Property Trust	204,035	193,628
Investore Property Ltd.[b]	38,376	44,093
Kiwi Property Group Ltd.	259,634	283,209
Precinct Properties New Zealand Ltd.	203,906	192,765
Property for Industry Ltd.	92,880	110,769
Stride Property Group[a]	69,693	100,348
Vital Healthcare Property Trust[a]	66,263	107,938

		1,168,915
NORWAY — 0.26%
Entra ASA[c]	16,125	180,572
Norwegian Property ASA	45,064	61,177
Olav Thon Eiendomsselskap ASA	6,192	127,833
Selvaag Bolig ASA	8,858	44,776

		414,358
SINGAPORE — 7.13%
AIMS AMP Capital Industrial REIT	116,185	119,726
Ascendas Hospitality Trust	172,000	92,721
Ascendas India Trust	141,900	112,400
Ascendas REIT	472,036	872,442
Ascott Residence Trust	180,660	151,052
Cache Logistics Trust	176,300	115,727
Cambridge Industrial Trust	219,740	88,641
CapitaLand Commercial Trust	421,400	491,419
CapitaLand Ltd.	520,300	1,221,137
CapitaLand Mall Trust	546,100	869,146

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2016

Security	Shares	Value
CapitaLand Retail China Trust	141,960	$168,151
CDL Hospitality Trusts	137,600	141,289
City Developments Ltd.	124,700	829,535
Croesus Retail Trust	156,471	98,121
Far East Hospitality Trust	176,300	78,229
First REIT	107,500	106,834
Fortune REIT	258,000	323,666
Frasers Centrepoint Ltd.	77,400	84,584
Frasers Centrepoint Trust	116,100	187,334
Frasers Commercial Trust	120,400	124,069
Frasers Logistics & Industrial Trust[b]	189,200	138,072
Global Logistic Properties Ltd.[a]	597,700	819,758
GuocoLand Ltd.[a]	51,600	75,501
Ho Bee Land Ltd.	38,700	61,309
Keppel DC REIT	133,300	119,275
Keppel REIT	361,200	295,382
Lippo Malls Indonesia Retail Trust	391,300	107,622
Manulife US Real Estate Investment Trust[a,b]	107,500	88,150
Mapletree Commercial Trust	315,421	370,145
Mapletree Greater China Commercial Trust	369,800	298,346
Mapletree Industrial Trust	245,140	320,932
Mapletree Logistics Trust	313,940	246,372
OUE Commercial REIT[a]	107,500	55,191
OUE Hospitality Trust	219,300	109,372
Parkway Life REIT	81,700	155,796
Perennial Real Estate Holdings Ltd.[a]	81,758	52,468
Sabana Shari’ah Compliant Industrial REIT	129,000	49,672
Sinarmas Land Ltd.	262,300	94,266
Soilbuild Business Space REIT	151,280	77,668
SPH REIT	159,100	116,689
Starhill Global REIT	283,800	170,682
Suntec REIT[a]	511,700	643,636
United Industrial Corp. Ltd.[a]	38,700	77,204
UOL Group Ltd.	120,400	495,393
Wheelock Properties Singapore Ltd.	52,000	56,636
Wing Tai Holdings Ltd.[a]	81,750	101,329
Yoma Strategic Holdings Ltd.	219,333	94,911

		11,568,000
SPAIN — 1.10%
Axiare Patrimonio SOCIMI SA	12,384	164,014
Hispania Activos Inmobiliarios SOCIMI SA	22,284	298,760
Inmobiliaria Colonial SA	61,442	447,020

Security	Shares	Value
Lar Espana Real Estate SOCIMI SA	18,812	$135,302
Merlin Properties SOCIMI SA	59,328	702,398
Realia Business SAb	34,357	37,452

		1,784,946
SWEDEN — 2.69%
Atrium Ljungberg AB Class B	9,718	169,691
Castellum AB	55,341	830,044
Catena AB	2,881	47,751
D. Carnegie & Co. ABb	7,502	96,321
Dios Fastigheter AB	10,363	78,321
Fabege AB	28,466	519,654
Fastighets AB Balder Class Bb	17,759	472,611
Hemfosa Fastigheter AB	31,570	342,696
Hufvudstaden AB Class A	23,779	412,442
Klovern AB Class B	94,428	117,602
Kungsleden AB	31,949	234,003
Magnolia Bostad AB	3,139	43,509
NP3 Fastigheter AB	9,116	52,670
Platzer Fastigheter Holding AB	8,643	57,251
Sagax AB	14,792	157,547
Victoria Park AB Class B	23,478	67,139
Wallenstam AB Class B	44,376	375,006
Wihlborgs Fastigheter AB	14,104	300,439

		4,374,697
SWITZERLAND — 1.88%
Allreal Holding AG Registered	2,967	451,447
Hiag Immobilien AG	645	69,530
Intershop Holdings AG	301	155,251
Investis Holding SAb	473	28,275
Mobimo Holding AG Registered	1,290	329,220
PSP Swiss Property AG Registered	8,213	783,683
Swiss Prime Site AG Registered	13,166	1,157,152
Zug Estates Holding AG Bearer	43	74,831

		3,049,389
UNITED KINGDOM — 8.57%
Assura PLC	332,519	251,822
Big Yellow Group PLC	30,057	304,544
British Land Co. PLC (The)	206,529	1,696,878
Capital & Counties Properties PLC	152,736	571,404
Capital & Regional PLC	89,741	70,527
CLS Holdings PLC[b]	3,526	71,956
Daejan Holdings PLC	1,849	134,264
Derwent London PLC	22,317	754,024
Empiric Student Property PLC	99,545	149,998
F&C Commercial Property Trust Ltd.	162,110	259,015
Grainger PLC	83,377	249,105

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2016

Security	Shares	Value
Great Portland Estates PLC	69,101	$568,195
Hammerson PLC	157,724	1,202,666
Hansteen Holdings PLC	154,026	232,693
Helical PLC	21,543	75,698
Intu Properties PLC	183,868	707,935
Land Securities Group PLC	161,852	2,224,400
LondonMetric Property PLC	128,140	266,326
McKay Securities PLC[a]	19,307	50,912
Mucklow A & J Group PLC	11,395	75,121
NewRiver REIT PLC[a]	45,064	193,322
Picton Property Income Ltd.	113,348	106,012
Primary Health Properties PLC	127,151	184,989
Raven Russia Ltd.[b]	128,441	63,610
Redefine International PLC/Isle of Man	258,000	144,078
Regional REIT Ltd.[c]	41,237	56,245
Safestore Holdings PLC	37,908	189,584
Schroder REIT Ltd.	109,005	81,065
Segro PLC	166,587	982,007
Shaftesbury PLC	56,459	711,400
ST Modwen Properties PLC	37,969	145,006
Tritax Big Box REIT PLC	167,918	302,976
Tritax Big Box REIT PLC New[b]	15,589	1,397
U & I Group PLC	26,273	59,981
UK Commercial Property Trust Ltd.	126,850	130,092
UNITE Group PLC (The)	45,107	371,779
Urban & Civic PLC[a]	21,758	63,593
Workspace Group PLC	23,865	216,384

		13,921,003

TOTAL COMMON STOCKS
(Cost: $150,456,347)		161,726,022

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.51%

MONEY MARKET FUNDS — 1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	2,453,955	$2,453,955
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	1,530	1,530

		2,455,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,455,485)		2,455,485

TOTAL INVESTMENTS IN SECURITIES — 101.13%
(Cost: $152,911,832)[g]		164,181,507
Other Assets, Less Liabilities — (1.13)%		(1,829,488)

NET ASSETS — 100.00%		$162,352,019

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $162,866,666. Net unrealized appreciation was $1,314,841, of which $20,052,553 represented gross unrealized appreciation on securities and $18,737,712 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$161,694,751	$31,269	$2	$161,726,022
Money market funds	2,455,485	—	—	2,455,485

Total	$164,150,236	$31,269	$2	$164,181,507

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.10%

AUSTRALIA — 3.53%
Amcor Ltd./Australia	1,286	$14,909
Ansell Ltd.	212	3,728
AP Eagers Ltd.	156	1,220
Aristocrat Leisure Ltd.	438	5,299
carsales.com Ltd.	206	1,884
Computershare Ltd.	382	3,017
Corporate Travel Management Ltd.	86	1,162
Domino’s Pizza Enterprises Ltd.	30	1,614
Magellan Financial Group Ltd.	159	2,638
REA Group Ltd.	38	1,641
Seek Ltd.	304	3,620
TPG Telecom Ltd.	182	1,201
Westpac Banking Corp.	5,935	134,027

		175,960
AUSTRIA — 0.06%
Mayr Melnhof Karton AG	16	1,760
Vienna Insurance Group AG Wiener Versicherung Gruppe	57	1,158

		2,918
BELGIUM — 2.33%
Anheuser-Busch InBev SA/NV	885	115,966

		115,966
BRAZIL — 0.78%
Ambev SA	4,600	28,063
TOTVS SA	200	1,870
Ultrapar Participacoes SA	400	8,749

		38,682
CANADA — 12.06%
Alimentation Couche-Tard Inc. Class B	88	4,257
Atco Ltd./Canada Class I	98	3,476
Bank of Nova Scotia (The)	1,770	93,628
BCE Inc.	371	17,104
Canadian Imperial Bank of Commerce/Canada	577	44,663
Canadian National Railway Co.	456	29,756
Canadian Tire Corp. Ltd. Class A	41	4,099
Canadian Utilities Ltd. Class A	173	4,873
Canadian Western Bank	134	2,575
CCL Industries Inc. Class B	10	1,922
CI Financial Corp.	507	9,710
Cineplex Inc.	113	4,347
Cogeco Communications Inc.	40	1,971

Security	Shares	Value
Constellation Software Inc./Canada	8	$3,600
Emera Inc.	320	11,519
Finning International Inc.	180	3,342
Fortis Inc./Canada	382	12,263
Genworth MI Canada Inc.	66	1,695
Gildan Activewear Inc.	109	3,039
Imperial Oil Ltd.	92	2,873
Intact Financial Corp.	144	10,391
Keyera Corp.	236	7,617
Laurentian Bank of Canada	80	2,984
Magna International Inc. Class A	221	9,471
Methanex Corp.	94	3,343
Metro Inc.	201	6,587
National Bank of Canada	588	20,813
Ritchie Bros Auctioneers Inc.	98	3,428
Rogers Communications Inc. Class B	514	21,769
Royal Bank of Canada	2,124	131,327
Saputo Inc.	170	5,897
ShawCor Ltd.	46	1,133
SNC-Lavalin Group Inc.	83	3,254
Stella-Jones Inc.	52	1,801
Thomson Reuters Corp.	353	14,571
Toronto-Dominion Bank (The)	2,148	95,187

		600,285
CHINA — 2.13%
China Everbright International Ltd.	2,000	2,378
China Merchants Bank Co. Ltd. Class H	9,000	22,674
China Overseas Land & Investment Ltd.	4,000	13,564
China Power International Development Ltd.	10,000	3,842
Great Wall Motor Co. Ltd. Class H	8,000	7,788
Guangdong Investment Ltd.	4,000	6,354
Hengan International Group Co. Ltd.	1,000	8,290
Lenovo Group Ltd.	14,000	9,278
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,800	11,417
Sinopharm Group Co. Ltd. Class H	800	3,842
Tencent Holdings Ltd.	600	16,478

		105,905
DENMARK — 2.02%
Carlsberg A/S Class B	39	3,720
Coloplast A/S Class B	94	7,292
GN Store Nord A/S	114	2,453
Novo Nordisk A/S Class B	2,021	84,000
Novozymes A/S Class B	70	3,080

		100,545

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2016

Security	Shares	Value
FINLAND — 1.05%
Amer Sports OYJ	98	$2,998
Huhtamaki OYJ	78	3,634
Sampo OYJ Class A	946	42,099
Tieto OYJ	114	3,600

		52,331
FRANCE — 7.53%
Air Liquide SA	337	36,149
Airbus Group SE	479	28,982
Arkema SA	62	5,741
Christian Dior SE	34	6,096
Dassault Systemes	18	1,562
Essilor International SA	58	7,483
Eurofins Scientific SE	12	5,453
Hermes International	6	2,443
Imerys SA	22	1,589
L’Oreal SA	161	30,415
Legrand SA	214	12,621
LVMH Moet Hennessy Louis Vuitton SE	235	40,089
Orpea	18	1,596
Plastic Omnium SA	8	265
Rubis SCA	40	3,668
Safran SA	262	18,844
Sanofi	1,748	132,872
SEB SA	10	1,411
Societe BIC SA	48	7,102
Sodexo SA	80	9,530
Technip SA	178	10,936
Valeo SA	172	10,038

		374,885
GERMANY — 7.20%
BASF SE	1,313	112,304
Bayer AG Registered	689	69,246
Bayerische Motoren Werke AG	528	44,390
BayWa AG	30	975
Duerr AG	24	2,015
Fresenius Medical Care AG & Co. KGaA	92	8,040
Fresenius SE & Co. KGaA	114	9,097
Gerresheimer AG	18	1,530
HeidelbergCement AG	78	7,371
Henkel AG & Co. KGaA	66	7,684
HUGO BOSS AG	110	6,085
Linde AG	168	28,565
Merck KGaA	78	8,407
Rational AG	1	501

Security	Shares	Value
SAP SE	526	$47,833
Symrise AG	58	4,252

		358,295
HONG KONG — 3.05%
AIA Group Ltd.	6,600	43,867
CK Hutchison Holdings Ltd.	3,000	38,138
Hong Kong & China Gas Co. Ltd.	8,800	16,611
Jardine Strategic Holdings Ltd.	200	6,540
MTR Corp. Ltd.	2,000	11,011
New World Development Co. Ltd.	12,000	15,596
Swire Pacific Ltd. Class A	500	5,386
Wharf Holdings Ltd. (The)	2,000	14,557

		151,706
HUNGARY — 0.05%
OTP Bank PLC	96	2,513

		2,513
INDIA — 1.45%
ICICI Bank Ltd. ADR	2,006	14,985
Infosys Ltd. ADR	1,590	25,090
Larsen & Toubro Ltd. GDR[a]	458	9,801
Reliance Industries Ltd. GDR[b]	461	15,121
Wipro Ltd. ADR	717	6,962

		71,959
INDONESIA — 0.21%
Bank Rakyat Indonesia Persero Tbk PT	11,000	10,283

		10,283
IRELAND — 0.07%
Paddy Power Betfair PLC	30	3,395

		3,395
ISRAEL — 1.02%
Gazit-Globe Ltd.	386	3,947
Teva Pharmaceutical Industries Ltd.	980	46,988

		50,935
ITALY — 0.09%
Luxottica Group SpA	92	4,396

		4,396
JAPAN — 10.57%
Asahi Group Holdings Ltd.	300	10,861
Autobacs Seven Co. Ltd.	300	4,281
Bridgestone Corp.	900	32,937
Denso Corp.	600	23,700
FUJIFILM Holdings Corp.	300	11,015
Hino Motors Ltd.	500	5,288
Hitachi Capital Corp.	200	4,207

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2016

Security	Shares	Value
Hitachi Construction Machinery Co. Ltd.	200	$3,948
Honda Motor Co. Ltd.	2,000	57,029
Japan Tobacco Inc.	1,300	52,878
JSR Corp.	400	6,237
KDDI Corp.	1,400	43,065
Kirin Holdings Co. Ltd.	700	11,554
Kubota Corp.	1,200	17,935
Mitsubishi Chemical Holdings Corp.	1,600	9,926
Mitsubishi Heavy Industries Ltd.	4,000	16,555
Nippon Telegraph & Telephone Corp.	600	27,338
Nissan Motor Co. Ltd.	3,200	31,054
NOK Corp.	200	4,327
Nomura Real Estate Holdings Inc.	400	6,699
NTT DOCOMO Inc.	1,400	35,420
Sekisui Chemical Co. Ltd.	600	8,562
Sekisui House Ltd.	900	15,207
Seven & I Holdings Co. Ltd.	600	28,185
Sumitomo Electric Industries Ltd.	800	11,186
Sumitomo Rubber Industries Ltd.	200	2,998
Suzuki Motor Corp.	200	6,636
Terumo Corp.	100	3,817
Unicharm Corp.	200	5,152
USS Co. Ltd.	300	5,030
West Japan Railway Co.	200	12,320
Yahoo Japan Corp.	1,200	4,764
Yaskawa Electric Corp.	400	5,917

		526,028
MEXICO — 1.00%
Alfa SAB de CV	2,800	4,378
America Movil SAB de CV	53,700	30,716
Grupo Financiero Banorte SAB de CV	2,700	14,185
Grupo Financiero Inbursa SAB de CV Series O	300	474

		49,753
NETHERLANDS — 3.23%
ASML Holding NV	172	18,883
Gemalto NV	20	1,283
Koninklijke Ahold Delhaize NV	924	21,069
RELX NV	1,044	18,766
Unilever NV CVA	1,890	87,242
Wolters Kluwer NV	318	13,614

		160,857
NORWAY — 0.54%
Telenor ASA	1,412	24,221
Tomra Systems ASA	216	2,507

		26,728

Security	Shares	Value
PHILIPPINES — 0.18%
Ayala Land Inc.	9,300	$7,527
SM Investments Corp.	115	1,597

		9,124
POLAND — 0.03%
Asseco Poland SA	90	1,310

		1,310
QATAR — 0.17%
Qatar National Bank SAQ	194	8,310

		8,310
RUSSIA — 0.12%
Novatek OJSC GDR[a]	56	6,160

		6,160
SINGAPORE — 0.49%
ComfortDelGro Corp. Ltd.	3,000	6,183
Jardine Matheson Holdings Ltd.	300	18,183

		24,366
SOUTH AFRICA — 1.48%
AVI Ltd.	448	3,061
Bidvest Group Ltd. (The)	484	5,687
Capitec Bank Holdings Ltd.	32	1,495
Discovery Ltd.	154	1,266
FirstRand Ltd.	5,496	18,984
Foschini Group Ltd. (The)	220	2,232
Investec Ltd.	381	2,338
Liberty Holdings Ltd.	213	1,806
Mr. Price Group Ltd.	252	2,781
Naspers Ltd. Class N	36	6,218
Nedbank Group Ltd.	362	5,853
PSG Group Ltd.	30	438
Sanlam Ltd.	2,078	9,641
Shoprite Holdings Ltd.	270	3,758
SPAR Group Ltd. (The)	198	2,768
Tongaat Hulett Ltd.	158	1,356
Truworths International Ltd.	735	3,795

		73,477
SOUTH KOREA — 0.06%
SK Holdings Co. Ltd.	16	3,080

		3,080
SPAIN — 0.51%
Industria de Diseno Textil SA	686	25,441

		25,441
SWEDEN — 4.48%
Alfa Laval AB	282	4,427
Assa Abloy AB	394	8,016

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2016

Security	Shares	Value
Atrium Ljungberg AB Class B	127	$2,218
Castellum AB	453	6,794
Hexagon AB Class B	90	3,935
Hexpol AB	112	1,005
Hufvudstaden AB Class A	192	3,330
JM AB	66	1,806
Loomis AB Class B	64	1,979
Skandinaviska Enskilda Banken AB Class A	4,180	42,057
Svenska Cellulosa AB SCA Class B	270	8,030
Svenska Handelsbanken AB Class A	2,290	31,514
Swedbank AB Class A	2,274	53,510
Telefonaktiebolaget LM Ericsson Class B	6,475	46,820
Trelleborg AB Class B	190	3,726
Wihlborgs Fastigheter AB	180	3,834

		223,001
SWITZERLAND — 13.33%
ABB Ltd. Registered	2,135	48,034
Cie. Financiere Richemont SA Class A Registered	472	28,825
EMS-Chemie Holding AG Registered	8	4,304
Galenica AG Registered	2	2,127
Givaudan SA Registered	10	20,394
Nestle SA Registered	1,942	153,353
Novartis AG Registered	1,878	148,008
Partners Group Holding AG	20	10,109
Roche Holding AG	562	139,718
Roche Holding AG Bearer	41	10,180
Swiss Re AG	634	57,324
Syngenta AG Registered	94	41,211

		663,587
TAIWAN — 0.46%
Advanced Semiconductor Engineering Inc.	12,000	14,394
SinoPac Financial Holdings Co. Ltd.	29,400	8,676

		23,070
THAILAND — 0.09%
Airports of Thailand PCL NVDR	200	2,303
Bangkok Dusit Medical Services PCL NVDR	3,600	2,265

		4,568
TURKEY — 0.05%
BIM Birlesik Magazalar AS	148	2,469

		2,469

Security	Shares	Value
UNITED ARAB EMIRATES — 0.14%
National Bank of Abu Dhabi PJSC	2,817	$7,041

		7,041
UNITED KINGDOM — 17.54%
Aggreko PLC	224	2,775
Ashtead Group PLC	330	5,448
AVEVA Group PLC	44	1,141
BAE Systems PLC	4,710	32,060
Beazley PLC	1,475	7,417
Bellway PLC	168	5,170
Berendsen PLC	194	3,135
Booker Group PLC	2,392	5,531
British American Tobacco PLC	2,221	142,234
BT Group PLC	10,851	54,838
Bunzl PLC	161	4,768
Burberry Group PLC	468	8,383
Close Brothers Group PLC	258	4,592
Cobham PLC	3,563	7,762
Compass Group PLC	1,406	27,305
Cranswick PLC	68	2,065
Daily Mail & General Trust PLC Class A NVS	308	2,979
Dairy Crest Group PLC	324	2,727
Diageo PLC	2,631	75,548
Domino’s Pizza Group PLC	209	1,014
DS Smith PLC	669	3,340
Dunelm Group PLC	206	2,280
Euromoney Institutional Investor PLC	52	749
Experian PLC	720	14,441
GKN PLC	1,414	5,883
Halma PLC	114	1,553
Hargreaves Lansdown PLC	145	2,398
Henderson Group PLC	1,476	4,448
Hikma Pharmaceuticals PLC	46	1,206
Imperial Brands PLC	1,158	59,771
Inchcape PLC	386	3,302
InterContinental Hotels Group PLC	150	6,196
Intertek Group PLC	60	2,719
ITV PLC	3,514	8,545
Jardine Lloyd Thompson Group PLC	236	3,102
John Wood Group PLC	394	3,887
Jupiter Fund Management PLC	892	4,929
Kingfisher PLC	2,098	10,272
Laird PLC	589	2,428
Legal & General Group PLC	12,781	36,310

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2016

Security	Shares	Value
Meggitt PLC	980	$5,741
Micro Focus International PLC	76	2,170
Mitie Group PLC	716	1,784
National Grid PLC	5,459	77,436
Next PLC	152	9,430
Provident Financial PLC	193	7,604
Prudential PLC	2,314	41,076
PZ Cussons PLC	119	562
QinetiQ Group PLC	1,219	3,750
Regus PLC	75	254
RELX PLC	816	15,508
Renishaw PLC	28	959
Rightmove PLC	18	987
Schroders PLC	42	1,105
Senior PLC	498	1,482
Shire PLC	115	7,466
SIG PLC	866	1,308
Sky PLC	1,160	13,471
Smiths Group PLC	494	9,395
Spectris PLC	126	3,221
Spirax-Sarco Engineering PLC	50	2,920
St. James’s Place PLC	346	4,261
Standard Life PLC	3,298	14,733
Synthomer PLC	86	413
Ted Baker PLC	30	960
Telecom Plus PLC	130	1,868
Travis Perkins PLC	249	4,994
Ultra Electronics Holdings PLC	139	3,201
UNITE Group PLC (The)	838	6,907
Victrex PLC	88	1,792
WH Smith PLC	180	3,596
Whitbread PLC	95	4,833
William Hill PLC	1,096	4,331
Wolseley PLC	188	10,635
WPP PLC	1,196	28,182

		872,986

TOTAL COMMON STOCKS
(Cost: $4,769,602)		4,932,315

PREFERRED STOCKS — 0.54%

BRAZIL — 0.05%
Lojas Americanas SA	400	2,486

		2,486
COLOMBIA — 0.11%
Bancolombia SA	546	5,297

		5,297

Security	Shares	Value
GERMANY — 0.38%
Fuchs Petrolub SE	62	$2,829
Henkel AG & Co. KGaA	98	13,326
Sartorius AG	32	2,664

		18,819

TOTAL PREFERRED STOCKS
(Cost: $22,610)		26,602

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	1,418	1,418

		1,418

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,418)		1,418

TOTAL INVESTMENTS IN SECURITIES — 99.67%
(Cost: $4,793,630)[e]		4,960,335
Other Assets, Less Liabilities — 0.33%		16,569

NET ASSETS — 100.00%		$4,976,904

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $4,793,630. Net unrealized appreciation was $166,705, of which $262,073 represented gross unrealized appreciation on securities and $95,368 represented gross unrealized depreciation on securities.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,932,315	$—	$—	$4,932,315
Preferred stocks	26,602	—	—	26,602
Money market funds	1,418	—	—	1,418

Total	$4,960,335	$—	$—	$4,960,335

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 73.23%

BRAZIL — 30.66%
Ambev SA ADR	10,903,632	$66,403,119
Banco do Brasil SA	2,769,800	19,438,090
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	4,498,700	23,276,897
BRF SA ADR	1,505,017	25,675,590
CCR SA	2,143,900	11,178,622
Cielo SA	2,294,997	22,965,158
CPFL Energia SA ADR	807,344	11,948,691
Embraer SA ADR	412,936	7,127,275
Kroton Educacional SA	3,506,100	15,961,100
Petroleo Brasileiro SA ADR[a,b]	3,689,304	34,421,206
Ultrapar Participacoes SA	1,050,000	22,965,973
Vale SA ADR[b]	3,189,589	17,542,739

		278,904,460
CHILE — 9.53%
Banco de Chile	58,072,133	6,476,060
Banco Santander Chile ADR	385,335	7,972,581
Cencosud SA	2,888,587	8,659,931
Empresa Nacional de Electricidad SA/Chile ADR	271,040	5,377,434
Empresas CMPC SA	3,098,192	6,154,912
Empresas COPEC SA	1,256,485	11,727,905
Enersis Americas SA ADR[b]	949,094	7,773,080
LATAM Airlines Group SA ADR[a,b]	851,879	6,917,258
SACI Falabella	2,654,937	19,428,412
Sociedad Quimica y Minera de Chile SA ADR	229,737	6,179,925

		86,667,498
COLOMBIA — 1.79%
Bancolombia SA ADR	280,153	10,937,173
Ecopetrol SA ADR[a]	611,458	5,356,372

		16,293,545
MEXICO — 26.96%
Alfa SAB de CV	8,503,200	13,295,106
America Movil SAB de CV	56,968,900	32,585,616
Cemex SAB de CV CPO[a]	34,711,818	27,549,204
Fibra Uno Administracion SA de CV	6,546,000	11,980,227
Fomento Economico Mexicano SAB de CV	5,356,600	49,473,855
Grupo Financiero Banorte SAB de CV	6,049,700	31,784,096

Security	Shares	Value
Grupo Mexico SAB de CV Series B	8,490,000	$20,784,674
Grupo Televisa SAB	6,060,500	31,198,885
Wal-Mart de Mexico SAB de CV	12,118,100	26,661,260

		245,312,923
PERU — 4.29%
Credicorp Ltd.	173,106	26,350,195
Southern Copper Corp.[b]	482,353	12,685,884

		39,036,079

TOTAL COMMON STOCKS
(Cost: $746,202,469)		666,214,505

PREFERRED STOCKS — 26.62%

BRAZIL — 26.62%
Banco Bradesco SA ADR	6,890,377	62,495,719
Cia. Energetica de Minas Gerais ADR	2,074,754	5,373,613
Gerdau SA ADR	2,215,590	6,026,405
Itau Unibanco Holding SA ADR	7,143,081	78,145,306
Itausa-Investimentos Itau SA	9,752,207	25,034,522
Petroleo Brasileiro SA ADR[a]	5,068,011	42,115,172
Vale SA ADR	4,877,100	22,971,141

		242,161,878

TOTAL PREFERRED STOCKS
(Cost: $412,617,597)		242,161,878

SHORT-TERM INVESTMENTS — 6.78%

MONEY MARKET FUNDS — 6.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	61,272,215	61,272,215
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	370,824	370,824

		61,643,039

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,643,039)		61,643,039

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 106.63%
(Cost: $1,220,463,105)[f]	$970,019,422
Other Assets, Less Liabilities — (6.63)%	(60,333,231)

NET ASSETS — 100.00%	$909,686,191

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,315,600,867. Net unrealized depreciation was $345,581,445, of which $39,345,877 represented gross unrealized appreciation on securities and $384,927,322 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$666,214,505	$—	$—	$666,214,505
Preferred stocks	242,161,878	—	—	242,161,878
Money market funds	61,643,039	—	—	61,643,039

Total	$970,019,422	$—	$—	$970,019,422

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$292,619,462	$39,535,743	$2,853,445,553
Affiliated (Note 2)	541,211	1,683,953	7,865,979

Total cost of investments	$293,160,673	$41,219,696	$2,861,311,532

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$355,811,173	$45,184,143	$2,363,407,080
Affiliated (Note 2)	541,211	1,683,953	7,865,979

Total fair value of investments	356,352,384	46,868,096	2,371,273,059
Foreign currency, at value[b]	952,481	23,163	5,702,379
Receivables:
Investment securities sold	—	5,943,836	—
Dividends and interest	867,437	187,323	1,672,488
Tax reclaims	—	—	6,415,906
Foreign withholding tax claims (Note 7)	—	—	1,033,744

Total Assets	358,172,302	53,022,418	2,386,097,576

LIABILITIES
Payables:
Investment securities purchased	—	5,721,913	1,166,599
Collateral for securities on loan (Note 1)	339,248	1,626,589	7,451,818
Foreign taxes (Note 1)	21,806	—	—
Professional fees (Note 7)	—	—	10,337
Investment advisory fees (Note 2)	146,421	28,653	1,186,778

Total Liabilities	507,475	7,377,155	9,815,532

NET ASSETS	$357,664,827	$45,645,263	$2,376,282,044

Net assets consist of:
Paid-in capital	$327,123,224	$66,312,513	$3,193,925,954
Undistributed net investment income	3,455,731	216,449	10,695,312
Accumulated net realized loss	(36,106,345)	(26,531,823)	(338,182,352)
Net unrealized appreciation (depreciation)	63,192,217	5,648,124	(490,156,870)

NET ASSETS	$357,664,827	$45,645,263	$2,376,282,044

Shares outstanding[c]	7,200,000	1,500,000	60,300,000

Net asset value per share	$49.68	$30.43	$39.41

[a]	Securities on loan with values of $320,914, $1,544,293 and $7,063,677, respectively. See Note 1.
[b]	Cost of foreign currency: $952,975, $23,260 and $5,689,118, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares International Developed Property ETF	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments, at cost:
Unaffiliated	$150,456,347	$4,792,212	$1,158,820,066
Affiliated (Note 2)	2,455,485	1,418	61,643,039

Total cost of investments	$152,911,832	$4,793,630	$1,220,463,105

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$161,726,022	$4,958,917	$908,376,383
Affiliated (Note 2)	2,455,485	1,418	61,643,039

Total fair value of investments	164,181,507	4,960,335	970,019,422
Foreign currency, at value[b]	171,779	11,149	873,579
Cash	—	30	—
Receivables:
Investment securities sold	401,361	—	—
Due from custodian (Note 4)	585,808	—	—
Dividends and interest	475,900	8,859	401,461
Capital shares sold	—	—	1,118,663
Tax reclaims	41,731	1,022	—

Total Assets	165,858,086	4,981,395	972,413,125

LIABILITIES
Payables:
Investment securities purchased	985,791	3,587	1,104,574
Collateral for securities on loan (Note 1)	2,453,955	—	61,272,215
Foreign taxes (Note 1)	6,558	—	—
Investment advisory fees (Note 2)	59,763	904	350,145

Total Liabilities	3,506,067	4,491	62,726,934

NET ASSETS	$162,352,019	$4,976,904	$909,686,191

Net assets consist of:
Paid-in capital	$189,767,694	$4,832,688	$1,858,788,991
Undistributed (distributions in excess of) net investment income	(3,323,757)	16	5,668,398
Accumulated net realized loss	(35,352,298)	(22,497)	(704,328,090)
Net unrealized appreciation (depreciation)	11,260,380	166,697	(250,443,108)

NET ASSETS	$162,352,019	$4,976,904	$909,686,191

Shares outstanding[c]	4,300,000	100,000	32,500,000

Net asset value per share	$37.76	$49.77	$27.99

[a]	Securities on loan with values of $2,369,815, $ — and $59,652,988, respectively. See Note 1.
[b]	Cost of foreign currency: $171,453, $11,118 and $867,381, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,784,708	$1,161,933	$61,206,602
Dividends — affiliated (Note 2)	467	105	2,707
Securities lending income — affiliated — net (Note 2)	20,362	9,872	96,936
Foreign withholding tax claims (Note 7)	—	—	1,035,043
Miscellaneous income	—	—	1,318

	6,805,537	1,171,910	62,342,606
Less: Other foreign taxes (Note 1)	(21,806)	—	—

Total investment income	6,783,731	1,171,910	62,342,606

EXPENSES
Investment advisory fees (Note 2)	814,827	173,279	7,665,766
Professional fees (Note 7)	—	—	10,337

Total expenses	814,827	173,279	7,676,103

Net investment income	5,968,904	998,631	54,666,503

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,238,286)	(3,006,907)	(50,898,566)
In-kind redemptions — unaffiliated	2,220,262	366,216	35,273,553
Foreign currency transactions	11,823	1,297	(538,303)

Net realized gain (loss)	993,799	(2,639,394)	(16,163,316)

Net change in unrealized appreciation/depreciation on:
Investments	39,220,462	3,574,121	26,161,868
Translation of assets and liabilities in foreign currencies	(25,972)	(1,914)	(172,044)

Net change in unrealized appreciation/depreciation	39,194,490	3,572,207	25,989,824

Net realized and unrealized gain	40,188,289	932,813	9,826,508

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,157,193	$1,931,444	$64,493,011

[a]	Net of foreign withholding tax of $729,972, $108,022 and $6,326,065, respectively.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares International Developed Property ETF	iShares International Dividend Growth ETF[a]	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$2,855,851	$46,204	$9,823,614
Dividends — affiliated (Note 2)	117	3	1,285
Securities lending income — affiliated — net (Note 2)	25,641	3	415,338

	2,881,609	46,210	10,240,237
Less: Other foreign taxes (Note 1)	—	(89)	—

Total investment income	2,881,609	46,121	10,240,237

EXPENSES
Investment advisory fees (Note 2)	357,524	4,031	1,918,448

Total expenses	357,524	4,031	1,918,448

Net investment income	2,524,085	42,090	8,321,789

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[c]	(945,363)	(22,655)	(39,197,905)
In-kind redemptions — unaffiliated	674,341	—	5,831,111
Foreign currency transactions	29,107	158	(499,438)

Net realized loss	(241,915)	(22,497)	(33,866,232)

Net change in unrealized appreciation/depreciation on:
Investments[d]	4,347,237	166,705	104,703,047
Translation of assets and liabilities in foreign currencies	(9,287)	(8)	(11,216)

Net change in unrealized appreciation/depreciation	4,337,950	166,697	104,691,831

Net realized and unrealized gain	4,096,035	144,200	70,825,599

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,620,120	$186,290	$79,147,388

[a]	For the period from May 17, 2016 (commencement of operations) to September 30, 2016.
[b]	Net of foreign withholding tax of $240,958, $3,342 and $710,282, respectively.
[c]	Net of foreign capital gains taxes of $576, $ — and $ —, respectively.
[d]	Net of deferred foreign capital gains taxes of $6,558, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,968,904	$8,402,156	$998,631	$1,304,488
Net realized gain (loss)	993,799	(10,059,089)	(2,639,394)	(1,560,780)
Net change in unrealized appreciation/depreciation	39,194,490	(47,137,958)	3,572,207	(5,153,868)

Net increase (decrease) in net assets resulting from operations	46,157,193	(48,794,891)	1,931,444	(5,410,160)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,643,446)	(9,558,410)	(842,579)	(1,203,674)

Total distributions to shareholders	(1,643,446)	(9,558,410)	(842,579)	(1,203,674)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,688,471	32,129,881	235	1,425,079
Cost of shares redeemed	(14,593,722)	(56,502,215)	(2,904,227)	(27,886,797)

Net increase (decrease) in net assets from capital share transactions	8,094,749	(24,372,334)	(2,903,992)	(26,461,718)

INCREASE (DECREASE) IN NET ASSETS	52,608,496	(82,725,635)	(1,815,127)	(33,075,552)

NET ASSETS
Beginning of period	305,056,331	387,781,966	47,460,390	80,535,942

End of period	$357,664,827	$305,056,331	$45,645,263	$47,460,390

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,455,731	$(869,727)	$216,449	$60,397

SHARES ISSUED AND REDEEMED
Shares sold	500,000	600,000	—	50,000
Shares redeemed	(300,000)	(1,400,000)	(100,000)	(900,000)

Net increase (decrease) in shares outstanding	200,000	(800,000)	(100,000)	(850,000)

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,666,503	$72,742,400	$2,524,085	$4,034,129
Net realized gain (loss)	(16,163,316)	(26,758,417)	(241,915)	1,968,022
Net change in unrealized appreciation/depreciation	25,989,824	(307,946,842)	4,337,950	(7,821,786)

Net increase (decrease) in net assets resulting from operations	64,493,011	(261,962,859)	6,620,120	(1,819,635)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,573,600)	(73,738,247)	(2,758,199)	(4,962,678)

Total distributions to shareholders	(59,573,600)	(73,738,247)	(2,758,199)	(4,962,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	466,786,768	15,280,844	—
Cost of shares redeemed	(337,791,246)	(132,152,949)	(3,756,452)	(14,072,029)

Net increase (decrease) in net assets from capital share transactions	(337,791,246)	334,633,819	11,524,392	(14,072,029)

INCREASE (DECREASE) IN NET ASSETS	(332,871,835)	(1,067,287)	15,386,313	(20,854,342)

NET ASSETS
Beginning of period	2,709,153,879	2,710,221,166	146,965,706	167,820,048

End of period	$2,376,282,044	$2,709,153,879	$162,352,019	$146,965,706

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$10,695,312	$15,602,409	$(3,323,757)	$(3,089,643)

SHARES ISSUED AND REDEEMED
Shares sold	—	11,000,000	400,000	—
Shares redeemed	(8,600,000)	(3,300,000)	(100,000)	(400,000)

Net increase (decrease) in shares outstanding	(8,600,000)	7,700,000	300,000	(400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF
	Period from May 17, 2016[a] to September 30, 2016 (Unaudited)	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$42,090	$8,321,789	$13,356,301
Net realized loss	(22,497)	(33,866,232)	(171,059,186)
Net change in unrealized appreciation/depreciation	166,697	104,691,831	82,169,619

Net increase (decrease) in net assets resulting from operations	186,290	79,147,388	(75,533,266)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(42,074)	(4,580,100)	(16,792,578)

Total distributions to shareholders	(42,074)	(4,580,100)	(16,792,578)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,832,688	202,946,729	249,153,158
Cost of shares redeemed	—	(42,765,667)	(127,983,528)

Net increase in net assets from capital share transactions	4,832,688	160,181,062	121,169,630

INCREASE IN NET ASSETS	4,976,904	234,748,350	28,843,786

NET ASSETS
Beginning of period	—	674,937,841	646,094,055

End of period	$4,976,904	$909,686,191	$674,937,841

Undistributed net investment income included in net assets at end of period	$16	$5,668,398	$1,926,709

SHARES ISSUED AND REDEEMED
Shares sold	100,000	7,500,000	10,000,000
Shares redeemed	—	(1,750,000)	(5,250,000)

Net increase in shares outstanding	100,000	5,750,000	4,750,000

[a]	Commencement of operations.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$43.58	$49.72	$45.98	$46.41	$44.67	$47.84

Income from investment operations:
Net investment income[a]	0.83	1.06	1.09	0.93	0.86	1.09
Net realized and unrealized gain (loss)[b]	5.50	(5.98)	3.71	(0.37)	1.78	(3.10)

Total from investment operations	6.33	(4.92)	4.80	0.56	2.64	(2.01)

Less distributions from:
Net investment income	(0.23)	(1.22)	(1.06)	(0.99)	(0.90)	(1.16)

Total distributions	(0.23)	(1.22)	(1.06)	(0.99)	(0.90)	(1.16)

Net asset value, end of period	$49.68	$43.58	$49.72	$45.98	$46.41	$44.67

Total return	14.61%[c]	(9.93)%	10.58%	1.63%[d]	5.72%[d]	(3.92)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$357,665	$305,056	$387,782	$262,077	$245,962	$201,019
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.66%	2.32%	2.27%	2.04%	1.94%	2.49%
Portfolio turnover rate[f]	4%	10%	12%	9%	11%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 1.35% and 6.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2016 and the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012 were 2%, 7%, 12%, 9%, 11%, and 8% respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$29.66	$32.87	$33.48	$35.65	$33.16	$35.79

Income from investment operations:
Net investment income[a]	0.65	0.67	0.92	0.85	0.98	0.99
Net realized and unrealized gain (loss)[b]	0.68	(3.32)	(0.53)	(2.04)	2.55	(2.63)

Total from investment operations	1.33	(2.65)	0.39	(1.19)	3.53	(1.64)

Less distributions from:
Net investment income	(0.56)	(0.56)	(1.00)	(0.98)	(1.04)	(0.99)

Total distributions	(0.56)	(0.56)	(1.00)	(0.98)	(1.04)	(0.99)

Net asset value, end of period	$30.43	$29.66	$32.87	$33.48	$35.65	$33.16

Total return	4.71%[c,d]	(8.11)%	1.18%	(3.01)%[e]	10.86%[e]	(4.45)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$45,645	$47,460	$80,536	$108,806	$140,834	$119,361
Ratio of expenses to average net assets[f]	0.75%	0.75%	0.75%	0.75%	0.75%	0.72%
Ratio of expenses to average net assets prior to waived fees[f]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[f]	4.32%	2.19%	2.66%	2.53%	2.95%	3.08%
Portfolio turnover rate[g]	14%	12%	14%	26%	18%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 4.58%.
[e]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were (3.12)% and 11.02%, respectively.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2016 and the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 14%, 10%, 14%, 25%, and 18%, respectively. See Note 4.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$39.32	$44.28	$48.19	$39.72	$37.27	$41.71

Income from investment operations:
Net investment income[a]	0.84 [b]	1.09	1.27	1.77 [c]	1.11	1.31
Net realized and unrealized gain (loss)[d]	0.15	(4.92)	(3.57)	7.81	2.53	(4.54)

Total from investment operations	0.99	(3.83)	(2.30)	9.58	3.64	(3.23)

Less distributions from:
Net investment income	(0.90)	(1.13)	(1.61)	(1.11)	(1.19)	(1.21)

Total distributions	(0.90)	(1.13)	(1.61)	(1.11)	(1.19)	(1.21)

Net asset value, end of period	$39.41	$39.32	$44.28	$48.19	$39.72	$37.27

Total return	2.55%[b,e]	(8.94)%	(4.99)%	24.75%	10.29%	(7.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,376,282	$2,709,154	$2,710,221	$3,252,807	$1,251,078	$1,036,192
Ratio of expenses to average net assets[f]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[f] (Note 7)	0.60%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	4.28%[b]	2.61%	2.76%	3.97%[c]	3.00%	3.47%
Portfolio turnover rate[g]	4%	3%	4%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.02
•	Total return by 0.05%
•	Ratio of net investment income to average net assets by 0.08%
[c]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$36.74	$38.14	$36.37	$37.82	$31.45	$34.08

Income from investment operations:
Net investment income[a]	0.63	0.95	1.51	1.05	1.09	1.09
Net realized and unrealized gain (loss)[b]	1.06	(1.17)	1.66	(0.93)	7.28	(2.52)

Total from investment operations	1.69	(0.22)	3.17	0.12	8.37	(1.43)

Less distributions from:
Net investment income	(0.67)	(1.18)	(1.40)	(1.53)	(2.00)	(1.13)
Return of capital	—	—	—	(0.04)	—	(0.07)

Total distributions	(0.67)	(1.18)	(1.40)	(1.57)	(2.00)	(1.20)

Net asset value, end of period	$37.76	$36.74	$38.14	$36.37	$37.82	$31.45

Total return	4.61%[c]	(0.47)%	8.80%	0.26%[d]	27.79%[d]	(3.96)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$162,352	$146,966	$167,820	$181,851	$196,649	$128,955
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.39%	2.60%	3.98%	2.82%	3.20%	3.47%
Portfolio turnover rate[f]	6%	15%	8%	10%	9%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 0.52% and 27.45%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares International Dividend Growth ETF

Period from May 17, 2016[a] to Sep. 30, 2016 (Unaudited)
Net asset value, beginning of period	$48.33

Income from investment operations:
Net investment income[b]	0.42
Net realized and unrealized gain[c]	1.44

Total from investment operations	1.86

Less distributions from:
Net investment income	(0.42)

Total distributions	(0.42)

Net asset value, end of period	$49.77

Total return	3.86%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,977
Ratio of expenses to average net assets[e]	0.22%
Ratio of net investment income to average net assets[e]	2.30%
Portfolio turnover rate[f]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended September 30, 2016 was 9%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$25.23	$29.37	$36.56	$43.67	$47.68	$53.72

Income from investment operations:
Net investment income[a]	0.28	0.58	0.88	0.99	1.12	1.30
Net realized and unrealized gain (loss)[b]	2.63	(4.03)	(7.33)	(6.87)	(3.99)	(5.94)

Total from investment operations	2.91	(3.45)	(6.45)	(5.88)	(2.87)	(4.64)

Less distributions from:
Net investment income	(0.15)	(0.69)	(0.74)	(1.23)	(1.14)	(1.40)

Total distributions	(0.15)	(0.69)	(0.74)	(1.23)	(1.14)	(1.40)

Net asset value, end of period	$27.99	$25.23	$29.37	$36.56	$43.67	$47.68

Total return	11.61%[c]	(11.70)%	(17.96)%	(13.36)%	(5.93)%	(8.46)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$909,686	$674,938	$646,094	$950,524	$1,473,985	$2,098,089
Ratio of expenses to average net assets[d]	0.49%	0.49%	0.49%	0.49%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	2.13%	2.27%	2.42%	2.60%	2.59%	2.75%
Portfolio turnover rate[e]	7%	18%	11%	18%	11%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2016 and the years ended March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 6%, 14%, 6%, 11% and 11%, respectively. See Note 4.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Dividend Growth[a]	Non-diversified
Latin America 40	Non-diversified

[a]	The Fund commenced operations on May 17, 2016.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Non-cash Collateral Received, at Fair Value [a]	Net Amount
Asia 50
JPMorgan Securities LLC	$320,914	$320,914	$—	$—

	$320,914	$320,914	$—	$—

Emerging Markets Infrastructure
Deutsche Bank Securities Inc.	$14,520	$14,520	$—	$—
Goldman Sachs & Co.	710,318	710,318	—	—
Morgan Stanley & Co. LLC	812,193	812,193	—	—
State Street Bank & Trust Company	7,262	7,262	—	—

	$1,544,293	$1,544,293	$—	$—

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Non-cash Collateral Received, at Fair Value [a]	Net Amount
Europe
Barclays Capital Inc.	$534,855	$534,855	$—	$—
Credit Suisse Securities (USA) LLC	317,694	317,694	—	—
Goldman Sachs & Co.	866,008	866,008	—	—
Morgan Stanley & Co. LLC	2,595,973	2,595,973	—	—
UBS Securities LLC	2,749,147	2,749,147	—	—

	$7,063,677	$7,063,677	$—	$—

International Developed Property
Barclays Capital Inc.	$66,790	$66,790	$—	$—
Citigroup Global Markets Inc.	266,190	266,190	—	—
Credit Suisse Securities (USA) LLC	237,659	170,771	66,888	—
Deutsche Bank Securities Inc.	116,561	116,561	—	—
Goldman Sachs & Co.	382,179	382,179	—	—
JPMorgan Securities LLC	71,617	71,617	—	—
Macquarie Capital (USA) Inc.	81,346	81,346	—	—
Merrill Lynch, Pierce, Fenner & Smith	31,892	31,892	—	—
Morgan Stanley & Co. LLC	820,176	820,176	—	—
Nomura Securities International Inc.	94,330	94,330	—	—
Scotia Capital (USA) Inc.	53,002	53,002	—	—
SG Americas Securities LLC	58,251	58,251	—	—
State Street Bank & Trust Company	34	34	—	—
UBS Securities LLC	89,788	89,788	—	—

	$2,369,815	$2,302,927	$66,888	$—

Latin America 40
Barclays Capital Inc.	$16,899,998	$16,899,998	$—	$—
Citigroup Global Markets Inc.	336,600	336,600	—	—
Credit Suisse Securities (USA) LLC	16,936,800	16,936,800	—	—
Goldman Sachs & Co.	11,215,570	11,215,570	—	—
Merrill Lynch, Pierce, Fenner & Smith	7,968,116	7,968,116	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,133,379	6,133,379	—	—
SG Americas Securities LLC	162,525	162,525	—	—

	$59,652,988	$59,652,988	$—	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
International Developed Property	0.48
International Dividend Growth	0.22

For its investment advisory services to the iShares Emerging Markets Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.75% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $12 billion
0.5700	[a]	Over $12 billion, up to and including $18 billion[b]
0.5415	[a]	Over $18 billion, up to and including $24 billion[b]
0.5145	[a]	Over $24 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added or amended effective July 1, 2016.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $111 billion
0.4287	[a]	Over $111 billion, up to and including $141 billion
0.4073	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities

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iSHARES® TRUST

lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Asia 50	$5,772
Emerging Markets Infrastructure	2,731
Europe	25,474
International Developed Property	6,592
International Dividend Growth	1
Latin America 40	112,171

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Infrastructure	$22,857	$—
Europe	3,503,994	2,082,057
International Developed Property	92,187	41,156
International Dividend Growth	12,497	21,279
Latin America 40	56,891	145,555

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$20,861,276	$13,380,586
Emerging Markets Infrastructure	6,564,732	7,172,262
Europe	97,834,134	98,877,148
International Developed Property	9,622,283	9,702,870
International Dividend Growth	501,534	431,381
Latin America 40	85,549,147	52,238,653

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$13,033,858	$8,408,774
Emerging Markets Infrastructure	—	2,435,101
Europe	—	329,368,975
International Developed Property	14,913,741	3,661,466
International Dividend Growth	4,754,360	—
Latin America 40	161,995,893	34,060,319

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

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iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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iSHARES® TRUST

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Asia 50	$16,411,401	$4,137,780	$114,299	$1,228,150	$21,891,630
Emerging Markets Infrastructure	20,220,427	—	7,454	506,438	20,734,319
Europe	81,826,313	47,090,987	70,049,884	32,616,997	231,584,181
International Developed Property	15,692,319	1,561,084	8,281,169	5,300,031	30,834,603
Latin America 40	306,926,462	23,841,805	201,370,437	—	532,138,704

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF intends to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	59

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Asia 50 ETF and iShares International Developed Property ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares International Developed Property ETF were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds, and the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares Asia 50 ETF were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

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disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Emerging Markets Infrastructure ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s pricing reflects that it invests primarily in emerging markets companies, as compared to most of the competitor funds as determined by Broadridge, which do not invest primarily in emerging markets companies.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and

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Board Review and Approval of Investment Advisory

Contract (Continued)

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ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

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connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Europe ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The

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Contract (Continued)

iSHARES® TRUST

Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the

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Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal, in a manner more favorable to the Fund, regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares International Dividend Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 23-24, 2016, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge, an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF

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methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interests of the Fund and its shareholders to approve the Advisory Contract.

V. iShares Latin America 40 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and

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iSHARES® TRUST

BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Morningstar Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-304-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Fund Performance Overview

iSHARES® INDIA 50 ETF

Performance as of September 30, 2016

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 10.89%, net of fees, while the total return for the Index was 11.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.59%	7.42%	8.26%	7.59%	7.42%	8.26%
5 Years	5.71%	6.52%	6.34%	32.03%	37.15%	35.99%
Since Inception	3.07%	3.16%	3.69%	23.06%	23.84%	28.26%

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,108.90	$4.97	$1,000.00	$1,020.40	$4.76	0.94%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	31.40%
Information Technology	13.99
Consumer Discretionary	12.61
Energy	9.50
Consumer Staples	8.53
Health Care	6.65
Materials	5.82
Industrials	5.79
Utilities	3.48
Telecommunication Services	2.23

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Housing Development Finance Corp. Ltd.	7.05%
Infosys Ltd.	6.58
ITC Ltd.	6.51
Reliance Industries Ltd.	5.71
HDFC Bank Ltd.	5.23
ICICI Bank Ltd.	4.66
Tata Consultancy Services Ltd.	4.09
Larsen & Toubro Ltd.	3.76
Tata Motors Ltd.	3.38
Kotak Mahindra Bank Ltd.	2.74

TOTAL	49.71%

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AUTO COMPONENTS — 0.69%
Bosch Ltd.	15,248	$5,214,846

		5,214,846
AUTOMOBILES — 10.89%
Bajaj Auto Ltd.	226,769	9,619,143
Hero MotoCorp. Ltd.	210,773	10,793,816
Mahindra & Mahindra Ltd.	752,119	15,860,391
Maruti Suzuki India Ltd.	206,903	17,000,747
Tata Motors Ltd.	3,177,315	25,493,353
Tata Motors Ltd. Class A	678,191	3,464,207

		82,231,657
BANKS — 24.33%
Axis Bank Ltd.	1,890,415	15,352,178
Axis Bank Ltd. GDR[a]	157,287	6,322,938
Bank of Baroda[b]	1,464,322	3,677,280
HDFC Bank Ltd.	2,067,147	39,471,468
HDFC Bank Ltd. ADR	285,288	20,509,354
ICICI Bank Ltd.	9,291,304	35,145,549
IndusInd Bank Ltd.	762,872	13,686,720
Kotak Mahindra Bank Ltd.	1,776,738	20,709,952
State Bank of India	4,967,740	18,724,043
Yes Bank Ltd.	539,180	10,148,652

		183,748,134
CHEMICALS — 1.74%
Asian Paints Ltd.	753,416	13,118,661

		13,118,661
CONSTRUCTION & ENGINEERING — 3.75%
Larsen & Toubro Ltd.	1,317,755	28,330,942

		28,330,942
CONSTRUCTION MATERIALS — 2.67%
ACC Ltd.	187,733	4,505,620
Ambuja Cements Ltd.	1,446,561	5,463,122
Grasim Industries Ltd.	200	14,511
Ultratech Cement Ltd.	175,638	10,148,193

		20,131,446
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.58%
Bharti Infratel Ltd.	802,408	4,397,234

		4,397,234
ELECTRIC UTILITIES — 1.78%
Power Grid Corp. of India Ltd.	3,700,841	9,801,733
Tata Power Co. Ltd.	3,199,559	3,619,063

		13,420,796

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.38%
Bharat Heavy Electricals Ltd.	1,419,247	$2,867,875

		2,867,875
GAS UTILITIES — 0.58%
GAIL India Ltd.	780,341	4,385,760

		4,385,760
HOUSEHOLD PRODUCTS — 2.01%
Hindustan Unilever Ltd.	1,166,650	15,188,677

		15,188,677
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.12%
NTPC Ltd.	3,799,750	8,436,289

		8,436,289
IT SERVICES — 13.97%
HCL Technologies Ltd.	914,893	10,978,442
Infosys Ltd.	3,193,151	49,628,924
Tata Consultancy Services Ltd.	846,095	30,853,401
Tech Mahindra Ltd.	1,015,535	6,396,225
Wipro Ltd.	1,065,972	7,658,975

		105,515,967
MACHINERY — 0.94%
Eicher Motors Ltd.	19,031	7,088,177

		7,088,177
MEDIA — 1.02%
Zee Entertainment Enterprises Ltd.	941,036	7,718,443

		7,718,443
METALS & MINING — 1.42%
Hindalco Industries Ltd.	2,011,834	4,608,567
Tata Steel Ltd.	1,083,771	6,084,628

		10,693,195
OIL, GAS & CONSUMABLE FUELS — 9.48%
Bharat Petroleum Corp. Ltd.	856,606	7,872,140
Coal India Ltd.	2,030,268	9,816,312
Oil & Natural Gas Corp. Ltd.	2,825,611	10,878,984
Reliance Industries Ltd.	2,649,200	43,068,377

		71,635,813
PHARMACEUTICALS — 6.64%
Aurobindo Pharma Ltd.	406,906	5,221,838
Cipla Ltd./India	844,228	7,346,152
Dr. Reddy’s Laboratories Ltd.	204,590	9,537,098
Lupin Ltd.	386,949	8,627,407
Sun Pharmaceutical Industries Ltd.	1,745,094	19,443,164

		50,175,659

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

September 30, 2016

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 7.04%
Housing Development Finance Corp. Ltd.	2,544,382	$53,187,355

		53,187,355
TOBACCO — 6.50%
ITC Ltd.	13,570,506	49,133,538

		49,133,538
TRANSPORTATION INFRASTRUCTURE — 0.72%
Adani Ports & Special Economic Zone Ltd.	1,407,165	5,419,886

		5,419,886
WIRELESS TELECOMMUNICATION SERVICES — 1.64%
Bharti Airtel Ltd.	2,170,475	10,223,960
Idea Cellular Ltd.	1,847,057	2,191,752

		12,415,712

TOTAL COMMON STOCKS
(Cost: $589,246,992)		754,456,062

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	1,159,213	1,159,213

		1,159,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,159,213)		1,159,213

Value
TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $590,406,205)[e]	$755,615,275
Other Assets, Less Liabilities — (0.04)%	(291,169)

NET ASSETS — 100.00%	$755,324,106

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $621,984,874. Net unrealized appreciation was $133,630,401, of which $184,159,242 represented gross unrealized appreciation on securities and $50,528,841 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$754,456,062	$—	$—	$754,456,062
Money market funds	1,159,213	—	—	1,159,213

Total	$755,615,275	$—	$—	$755,615,275

See notes to consolidated financial statements.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2016

ASSETS
Investments, at cost:
Unaffiliated	$589,246,992
Affiliated (Note 2)	1,159,213

Total cost of investments	$590,406,205

Investments in securities, at fair value (Note 1):
Unaffiliated	$754,456,062
Affiliated (Note 2)	1,159,213

Total fair value of investments	755,615,275
Foreign currency, at value[a]	116,185
Receivables:
Dividends and interest	152,903

Total Assets	755,884,363

LIABILITIES
Payables:
Investment advisory fees (Note 2)	560,257

Total Liabilities	560,257

NET ASSETS	$755,324,106

Net assets consist of:
Paid-in capital	$731,917,876
Undistributed net investment income	745,296
Accumulated net realized loss	(142,547,811)
Net unrealized appreciation	165,208,745

NET ASSETS	$755,324,106

Shares outstanding[b]	25,500,000

Net asset value per share	$29.62

[a]	Cost of foreign currency: $116,185.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	9

Consolidated Statement of Operations (Unaudited)

iSHARES® INDIA 50 ETF

Six months ended September 30, 2016

NET INVESTMENT INCOME
Dividends — unaffiliated	$6,803,564
Dividends — affiliated (Note 2)	1,423

Total investment income	6,804,987

EXPENSES
Investment advisory fees (Note 2)	3,261,182
Mauritius income taxes (Note 1)	181,366

Total expenses	3,442,548

Net investment income	3,362,439

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,053,484)
In-kind redemptions — unaffiliated	407,733
Foreign currency transactions	(61,696)

Net realized loss	(5,707,447)

Net change in unrealized appreciation/depreciation on:
Investments	75,842,490
Translation of assets and liabilities in foreign currencies	3,631

Net change in unrealized appreciation/depreciation	75,846,121

Net realized and unrealized gain	70,138,674

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,501,113

See notes to consolidated financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,362,439	$5,271,355
Net realized loss	(5,707,447)	(54,151,879)
Net change in unrealized appreciation/depreciation	75,846,121	(84,979,497)

Net increase (decrease) in net assets resulting from operations	73,501,113	(133,860,021)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,629,410)	(4,848,986)

Total distributions to shareholders	(2,629,410)	(4,848,986)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,928,094	68,565,802
Cost of shares redeemed	(52,010,470)	(195,165,570)

Net decrease in net assets from capital share transactions	(30,082,376)	(126,599,768)

INCREASE (DECREASE) IN NET ASSETS	40,789,327	(265,308,775)

NET ASSETS
Beginning of period	714,534,779	979,843,554

End of period	$755,324,106	$714,534,779

Undistributed net investment income included in net assets at end of period	$745,296	$12,267

SHARES ISSUED AND REDEEMED
Shares sold	750,000	2,350,000
Shares redeemed	(1,900,000)	(7,250,000)

Net decrease in shares outstanding	(1,150,000)	(4,900,000)

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$26.81	$31.06	$25.71	$23.93	$23.65	$29.77

Income from investment operations:
Net investment income[a]	0.13	0.18	0.18	0.18	0.12	0.12
Net realized and unrealized gain (loss)[b]	2.78	(4.27)	5.33	1.78	0.26	(6.11)

Total from investment operations	2.91	(4.09)	5.51	1.96	0.38	(5.99)

Less distributions from:
Net investment income	(0.10)	(0.16)	(0.16)	(0.18)	(0.10)	(0.10)
Return of capital	—	—	—	—	—	(0.03)

Total distributions	(0.10)	(0.16)	(0.16)	(0.18)	(0.10)	(0.13)

Net asset value, end of period	$29.62	$26.81	$31.06	$25.71	$23.93	$23.65

Total return	10.89%[c]	(13.22)%	21.46%	8.31%	1.65%	(20.15)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$755,324	$714,535	$979,844	$500,092	$440,287	$349,985
Ratio of expenses to average net assets[d]	0.94%	0.94%	0.93%	0.94%	0.93%	0.92%
Ratio of net investment income to average net assets[d]	0.92%	0.62%	0.58%	0.78%	0.50%	0.47%
Portfolio turnover rate[e]	3%	14%	5%	21%	35%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2016, and the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012 were 0%, 7%, 4%, 9%, 7% and 6%, respectively. See Note 4.

See notes to consolidated financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

On May 10, 2016, India and Mauritius signed an amendment to the DTAA. The amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

assuming requirements for eligibility under the DTAA are satisfied. Tax laws in India also include provisions that impose Indian tax on certain indirect transfers of shares of Indian companies. However, until such time that India provides more definitive authoritative guidance on the indirect transfer rules, the impact to the Fund, if any, cannot be determined. Management is continuing to monitor and assess the impact to the Fund arising from the DTAA amendment and the indirect transfer rules.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016, were $24,061,022 and $53,002,090, respectively.

In-kind purchases and sales (see Note 4) for the six months ended September 30, 2016, were $708,843 and $1,819,716, respectively.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

When a fund concentrates its investments in issuers located in a single country, whether directly or indirectly, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non-Expiring [a]	Expiring 2019	Total
$75,061,077	$49,689	$75,110,766

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Board Review and Approval of Investment Advisory

Contract

iSHARES® INDIA 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s Peer Group contained only four comparison funds identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Supplemental Information (Unaudited)

iSHARES® INDIA 50 ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.079428	$—	$0.022685	$0.102113	78%	—%	22%	100%

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-307-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Fund Performance Overview

iSHARES® RUSSELL TOP 200 ETF

Performance as of September 30, 2016

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 6.10%, net of fees, while the total return for the Index was 6.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.03%	15.14%	15.23%	15.03%	15.14%	15.23%
5 Years	16.09%	16.07%	16.29%	110.83%	110.66%	112.71%
Since Inception	12.46%	12.45%	12.66%	128.11%	128.00%	130.92%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.00	$0.77	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	23.19%
Health Care	15.84
Financials	13.53
Consumer Discretionary	11.50
Consumer Staples	10.87
Industrials	8.95
Energy	7.35
Telecommunication Services	3.20
Materials	2.25
Utilities	1.99
Real Estate	1.33

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	4.16%
Microsoft Corp.	2.93
Exxon Mobil Corp.	2.45
Amazon.com Inc.	2.19
Johnson & Johnson	2.18
Facebook Inc. Class A	1.94
Berkshire Hathaway Inc. Class B	1.84
General Electric Co.	1.83
AT&T Inc.	1.68
JPMorgan Chase & Co.	1.63

TOTAL	22.83%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of September 30, 2016

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 4.75%, net of fees, while the total return for the Index was 4.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.58%	14.70%	14.80%	14.58%	14.70%	14.80%
5 Years	16.69%	16.67%	16.94%	116.33%	116.21%	118.69%
Since Inception	13.88%	13.88%	14.13%	149.25%	149.20%	152.96%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.50	$1.03	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	34.82%
Consumer Discretionary	19.61
Health Care	16.98
Consumer Staples	10.46
Industrials	9.13
Materials	3.06
Real Estate	2.15
Financials	1.93
Telecommunication Services	1.47
Energy	0.35
Utilities	0.04

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	7.33%
Microsoft Corp.	5.63
Amazon.com Inc.	4.20
Facebook Inc. Class A	3.72
Alphabet Inc. Class A	3.05
Alphabet Inc. Class C	2.98
Home Depot Inc. (The)	2.07
Visa Inc. Class A	2.03
Walt Disney Co. (The)	1.94
Comcast Corp. Class A	1.91

TOTAL	34.86%

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of September 30, 2016

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 7.55%, net of fees, while the total return for the Index was 7.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.41%	15.53%	15.71%	15.41%	15.53%	15.71%
5 Years	15.34%	15.34%	15.61%	104.09%	104.08%	106.55%
Since Inception	10.91%	10.91%	11.16%	106.98%	106.97%	110.26%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.50	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	26.11%
Energy	14.95
Health Care	14.60
Consumer Staples	11.31
Information Technology	10.57
Industrials	8.76
Telecommunication Services	5.07
Utilities	4.12
Consumer Discretionary	2.69
Materials	1.36
Real Estate	0.46

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	5.10%
Berkshire Hathaway Inc. Class B	3.83
Johnson & Johnson	3.77
AT&T Inc.	3.51
JPMorgan Chase & Co.	3.40
Procter & Gamble Co. (The)	3.23
General Electric Co.	3.08
Wells Fargo & Co.	2.84
Chevron Corp.	2.71
Pfizer Inc.	2.65

TOTAL	34.12%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 1000 ETF

Performance as of September 30, 2016

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 6.60%, net of fees, while the total return for the Index was 6.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.80%	14.84%	14.93%	14.80%	14.84%	14.93%
5 Years	16.26%	16.25%	16.41%	112.39%	112.29%	113.76%
10 Years	7.29%	7.28%	7.40%	102.07%	102.02%	104.20%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,066.00	$0.78	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	20.82%
Health Care	14.15
Financials	13.02
Consumer Discretionary	12.79
Industrials	9.94
Consumer Staples	9.25
Energy	7.02
Real Estate	3.97
Utilities	3.26
Materials	3.22
Telecommunication Services	2.56

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	2.96%
Microsoft Corp.	2.08
Exxon Mobil Corp.	1.74
Amazon.com Inc.	1.56
Johnson & Johnson	1.55
Facebook Inc. Class A	1.37
Berkshire Hathaway Inc. Class B	1.30
General Electric Co.	1.30
AT&T Inc.	1.20
JPMorgan Chase & Co.	1.16

TOTAL	16.22%

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of September 30, 2016

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 5.14%, net of fees, while the total return for the Index was 5.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.57%	13.66%	13.76%	13.57%	13.66%	13.76%
5 Years	16.37%	16.36%	16.60%	113.44%	113.34%	115.48%
10 Years	8.66%	8.66%	8.85%	129.44%	129.37%	133.49%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.40	$1.03	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	31.50%
Consumer Discretionary	20.62
Health Care	16.79
Industrials	10.39
Consumer Staples	9.64
Materials	3.58
Real Estate	2.84
Financials	2.72
Telecommunication Services	1.22
Energy	0.64
Utilities	0.06

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	5.40%
Microsoft Corp.	4.15
Amazon.com Inc.	3.10
Facebook Inc. Class A	2.74
Alphabet Inc. Class A	2.24
Alphabet Inc. Class C	2.19
Home Depot Inc. (The)	1.52
Visa Inc. Class A	1.50
Walt Disney Co. (The)	1.43
Comcast Corp. Class A	1.41

TOTAL	25.68%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of September 30, 2016

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 8.10%, net of fees, while the total return for the Index was 8.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.98%	16.01%	16.20%	15.98%	16.01%	16.20%
5 Years	15.91%	15.90%	16.15%	109.23%	109.09%	111.40%
10 Years	5.69%	5.69%	5.85%	73.99%	73.86%	76.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,081.00	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	23.40%
Energy	13.46
Health Care	11.49
Information Technology	10.03
Industrials	9.49
Consumer Staples	8.87
Utilities	6.49
Real Estate	5.11
Consumer Discretionary	4.89
Telecommunication Services	3.91
Materials	2.86

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.49%
Berkshire Hathaway Inc. Class B	2.62
Johnson & Johnson	2.58
AT&T Inc.	2.40
JPMorgan Chase & Co.	2.33
Procter & Gamble Co. (The)	2.28
General Electric Co.	2.11
Wells Fargo & Co.	1.94
Chevron Corp.	1.86
Pfizer Inc.	1.82

TOTAL	23.43%

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 ETF

Performance as of September 30, 2016

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 13.19%, net of fees, while the total return for the Index was 13.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.57%	15.51%	15.47%	15.57%	15.51%	15.47%
5 Years	15.87%	15.86%	15.82%	108.87%	108.76%	108.44%
10 Years	7.11%	7.11%	7.07%	98.79%	98.77%	98.06%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,131.90	$1.07	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	17.99%
Financials	17.39
Health Care	14.23
Industrials	14.10
Consumer Discretionary	12.62
Real Estate	8.16
Materials	4.68
Utilities	3.80
Energy	3.25
Consumer Staples	3.02
Telecommunication Services	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Advanced Micro Devices Inc.	0.30%
Microsemi Corp.	0.28
Gramercy Property Trust	0.23
Curtiss-Wright Corp.	0.23
IDACORP Inc.	0.23
Healthcare Realty Trust Inc.	0.22
Aspen Technology Inc.	0.22
Fair Isaac Corp.	0.22
Cepheid	0.22
Portland General Electric Co.	0.22

TOTAL	2.37%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of September 30, 2016

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 12.81%, net of fees, while the total return for the Index was 12.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.33%	12.28%	12.12%	12.33%	12.28%	12.12%
5 Years	16.30%	16.29%	16.15%	112.77%	112.66%	111.36%
10 Years	8.35%	8.37%	8.29%	123.05%	123.39%	121.68%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,128.10	$1.33	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	25.41%
Health Care	23.47
Industrials	15.53
Consumer Discretionary	14.65
Real Estate	5.37
Financials	4.84
Materials	4.84
Consumer Staples	3.11
Energy	1.24
Utilities	0.78
Telecommunication Services	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Microsemi Corp.	0.55%
Aspen Technology Inc.	0.44
Fair Isaac Corp.	0.44
Cepheid	0.44
Take-Two Interactive Software Inc.	0.43
PAREXEL International Corp.	0.42
MAXIMUS Inc.	0.41
HealthSouth Corp.	0.41
GrubHub Inc.	0.40
Ellie Mae Inc.	0.39

TOTAL	4.33%

*	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of September 30, 2016

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 13.45%, net of fees, while the total return for the Index was 13.55%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.72%	18.69%	18.81%	18.72%	18.69%	18.81%
5 Years	15.31%	15.31%	15.45%	103.88%	103.86%	105.10%
10 Years	5.68%	5.69%	5.78%	73.79%	73.91%	75.42%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,134.50	$1.34	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	29.90%
Industrials	12.69
Real Estate	11.00
Consumer Discretionary	10.58
Information Technology	10.53
Utilities	6.85
Energy	5.29
Health Care	4.95
Materials	4.52
Consumer Staples	2.93
Telecommunication Services	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

IDACORP Inc.	0.46%
Healthcare Realty Trust Inc.	0.45
Portland General Electric Co.	0.44
PDC Energy Inc.	0.43
Prosperity Bancshares Inc.	0.42
PrivateBancorp. Inc.	0.42
XPO Logistics Inc.	0.41
Investors Bancorp. Inc.	0.41
Webster Financial Corp.	0.40
Gramercy Property Trust	0.40

TOTAL	4.24%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.23%
Boeing Co. (The)	4,225	$556,601
General Dynamics Corp.	1,729	268,272
Lockheed Martin Corp.	1,804	432,455
Northrop Grumman Corp.	1,179	252,247
Raytheon Co.	2,104	286,418
United Technologies Corp.	5,509	559,714

		2,355,707
AIR FREIGHT & LOGISTICS — 0.80%
FedEx Corp.	1,768	308,834
United Parcel Service Inc. Class B	4,897	535,536

		844,370
AIRLINES — 0.37%
Delta Air Lines Inc.	5,459	214,866
Southwest Airlines Co.	4,520	175,783

		390,649
AUTOMOBILES — 0.77%
Ford Motor Co.	27,537	332,371
General Motors Co.	9,926	315,349
Tesla Motors Inc.[a,b]	828	168,937

		816,657
BANKS — 5.97%
Bank of America Corp.	72,927	1,141,308
BB&T Corp.	5,766	217,494
Citigroup Inc.	20,835	984,037
JPMorgan Chase & Co.	25,828	1,719,886
PNC Financial Services Group Inc. (The)[c]	3,537	318,648
U.S. Bancorp.	11,542	495,036
Wells Fargo & Co.	32,421	1,435,602

		6,312,011
BEVERAGES — 2.48%
Coca-Cola Co. (The)	27,641	1,169,767
Constellation Brands Inc. Class A	1,171	194,960
Monster Beverage Corp.[a]	982	144,167
PepsiCo Inc.	10,248	1,114,675

		2,623,569
BIOTECHNOLOGY — 3.76%
AbbVie Inc.	11,474	723,665
Alexion Pharmaceuticals Inc.[a]	1,536	188,221
Amgen Inc.	5,330	889,097

Security	Shares	Value
Biogen Inc.[a]	1,549	$484,884
Celgene Corp.[a]	5,451	569,793
Gilead Sciences Inc.	9,397	743,491
Regeneron Pharmaceuticals Inc.[a]	550	221,111
Vertex Pharmaceuticals Inc.[a]	1,752	152,792

		3,973,054
CAPITAL MARKETS — 2.58%
Bank of New York Mellon Corp. (The)	7,413	295,630
BlackRock Inc.[c]	885	320,777
Charles Schwab Corp. (The)	8,246	260,326
CME Group Inc.	2,391	249,907
Franklin Resources Inc.	2,578	91,700
Goldman Sachs Group Inc. (The)	2,735	441,073
Intercontinental Exchange Inc.	833	224,377
Morgan Stanley	10,101	323,838
S&P Global Inc.	1,864	235,908
State Street Corp.	2,858	199,003
Thomson Reuters Corp.	2,123	87,850

		2,730,389
CHEMICALS — 2.24%
Air Products & Chemicals Inc.	1,385	208,221
Dow Chemical Co. (The)	7,953	412,204
Ecolab Inc.	1,846	224,695
EI du Pont de Nemours & Co.	6,197	415,013
LyondellBasell Industries NV Class A	2,472	199,391
Monsanto Co.	3,087	315,491
PPG Industries Inc.	1,877	194,007
Praxair Inc.	2,023	244,439
Sherwin-Williams Co. (The)	569	157,420

		2,370,881
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Waste Management Inc.	3,139	200,143

		200,143
COMMUNICATIONS EQUIPMENT — 1.07%
Cisco Systems Inc.	35,713	1,132,816

		1,132,816
CONSUMER FINANCE — 0.75%
American Express Co.	5,670	363,107
Capital One Financial Corp.	3,612	259,450
Discover Financial Services	2,925	165,409

		787,966

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2016

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.83%
Berkshire Hathaway Inc. Class Ba	13,417	$1,938,354

		1,938,354
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.10%
AT&T Inc.	43,711	1,775,104
Verizon Communications Inc.	28,953	1,504,977

		3,280,081
ELECTRIC UTILITIES — 1.68%
American Electric Power Co. Inc.	3,485	223,772
Duke Energy Corp.	4,888	391,236
Exelon Corp.	6,284	209,194
NextEra Energy Inc.	3,261	398,885
PG&E Corp.	3,515	215,013
Southern Co. (The)	6,656	341,453

		1,779,553
ELECTRICAL EQUIPMENT — 0.44%
Eaton Corp. PLC	3,240	212,900
Emerson Electric Co.	4,537	247,312

		460,212
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.17%
Corning Inc.	7,618	180,166

		180,166
ENERGY EQUIPMENT & SERVICES — 0.99%
Halliburton Co.	6,068	272,332
Schlumberger Ltd.	9,876	776,648

		1,048,980
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.33%
American Tower Corp.	2,989	338,743
Crown Castle International Corp.	2,375	223,749
Equity Residential	2,523	162,305
Public Storage	1,045	233,181
Simon Property Group Inc.	2,179	451,075

		1,409,053
FOOD & STAPLES RETAILING — 2.65%
Costco Wholesale Corp.	3,097	472,323
CVS Health Corp.	7,611	677,303
Kroger Co. (The)	6,739	200,014
Sysco Corp.	3,711	181,876
Wal-Mart Stores Inc.	10,734	774,136
Walgreens Boots Alliance Inc.	6,108	492,427

		2,798,079

Security	Shares	Value
FOOD PRODUCTS — 1.21%
Archer-Daniels-Midland Co.	4,073	$171,758
General Mills Inc.	4,218	269,446
Kraft Heinz Co. (The)	4,226	378,269
Mondelez International Inc. Class A	10,591	464,945

		1,284,418
HEALTH CARE EQUIPMENT & SUPPLIES — 2.44%
Abbott Laboratories	10,408	440,154
Baxter International Inc.	3,532	168,123
Becton Dickinson and Co.	1,487	267,259
Boston Scientific Corp.[a]	9,536	226,957
Danaher Corp.	4,283	335,744
Medtronic PLC	9,951	859,766
Stryker Corp.	2,389	278,104

		2,576,107
HEALTH CARE PROVIDERS & SERVICES — 2.64%
Aetna Inc.	2,414	278,696
Anthem Inc.	1,866	233,829
Cardinal Health Inc.	2,310	179,487
Cigna Corp.	1,798	234,315
Express Scripts Holding Co.[a]	4,487	316,468
HCA Holdings Inc.[a]	2,169	164,042
Humana Inc.	1,060	187,503
McKesson Corp.	1,593	265,633
UnitedHealth Group Inc.	6,652	931,280

		2,791,253
HOTELS, RESTAURANTS & LEISURE — 1.71%
Carnival Corp.	2,907	141,920
Las Vegas Sands Corp.	2,581	148,511
McDonald’s Corp.	6,233	719,039
Starbucks Corp.	10,104	547,030
Yum! Brands Inc.	2,733	248,184

		1,804,684
HOUSEHOLD PRODUCTS — 2.28%
Colgate-Palmolive Co.	6,152	456,109
Kimberly-Clark Corp.	2,547	321,279
Procter & Gamble Co. (The)[b]	18,168	1,630,578

		2,407,966
INDUSTRIAL CONGLOMERATES — 3.12%
3M Co.	4,175	735,760
General Electric Co.	65,293	1,933,979
Honeywell International Inc.	5,399	629,469

		3,299,208

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2016

Security	Shares	Value
INSURANCE — 2.37%
Aflac Inc.	2,847	$204,614
Allstate Corp. (The)	2,649	183,258
American International Group Inc.	7,863	466,590
Aon PLC	1,861	209,344
Chubb Ltd.	3,277	411,755
Marsh & McLennan Companies Inc.	3,692	248,287
MetLife Inc.	6,601	293,283
Prudential Financial Inc.	3,128	255,401
Travelers Companies Inc. (The)	2,075	237,691

		2,510,223
INTERNET & DIRECT MARKETING RETAIL — 2.94%
Amazon.com Inc.[a]	2,760	2,310,976
Netflix Inc.[a]	2,889	284,711
Priceline Group Inc. (The)[a]	351	516,493

		3,112,180
INTERNET SOFTWARE & SERVICES — 5.55%
Alphabet Inc. Class Aa	2,084	1,675,661
Alphabet Inc. Class Ca	2,106	1,636,973
eBay Inc.[a]	7,564	248,855
Facebook Inc. Class Aa	15,921	2,042,187
Yahoo! Inc.[a]	6,139	264,591

		5,868,267
IT SERVICES — 3.94%
Accenture PLC Class A	4,416	539,503
Automatic Data Processing Inc.	3,232	285,062
Cognizant Technology Solutions Corp. Class Aa	4,277	204,056
International Business Machines Corp.	6,239	991,065
MasterCard Inc. Class A	6,838	695,903
PayPal Holdings Inc.[a]	8,018	328,497
Visa Inc. Class A	13,521	1,118,187

		4,162,273
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Thermo Fisher Scientific Inc.	2,782	442,505

		442,505
MACHINERY — 0.85%
Caterpillar Inc.	3,949	350,553
Deere & Co.	2,230	190,330
Fortive Corp.	2,143	109,079
Illinois Tool Works Inc.	2,083	249,627

		899,589

Security	Shares	Value
MEDIA — 3.35%
CBS Corp. Class B NVS	2,858	$156,447
Charter Communications Inc. Class Aa	1,418	382,818
Comcast Corp. Class A	17,097	1,134,215
DISH Network Corp. Class Aa	1,548	84,799
Time Warner Inc.	5,575	443,826
Twenty-First Century Fox Inc. Class A	7,701	186,518
Twenty-First Century Fox Inc. Class B	3,491	86,367
Walt Disney Co. (The)	11,513	1,069,097

		3,544,087
MULTI-UTILITIES — 0.31%
Dominion Resources Inc./VA	4,358	323,669

		323,669
MULTILINE RETAIL — 0.27%
Target Corp.	4,183	287,288

		287,288
OIL, GAS & CONSUMABLE FUELS — 6.34%
Anadarko Petroleum Corp.	3,960	250,906
Apache Corp.	2,695	172,130
Chevron Corp.	13,339	1,372,850
ConocoPhillips	8,791	382,145
EOG Resources Inc.	3,899	377,072
Exxon Mobil Corp.	29,576	2,581,393
Kinder Morgan Inc./DE	13,604	314,661
Occidental Petroleum Corp.	5,402	393,914
Phillips 66	3,195	257,357
Pioneer Natural Resources Co.	1,151	213,683
Spectra Energy Corp.	4,946	211,441
Valero Energy Corp.	3,327	176,331

		6,703,883
PERSONAL PRODUCTS — 0.13%
Estee Lauder Companies Inc. (The) Class A	1,531	135,585

		135,585
PHARMACEUTICALS — 6.56%
Allergan PLC[a]	2,807	646,480
Bristol-Myers Squibb Co.	11,846	638,736
Eli Lilly & Co.	6,907	554,356
Johnson & Johnson	19,495	2,302,944
Merck & Co. Inc.	19,657	1,226,794

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2016

Security	Shares	Value
Mylan NVa	3,225	$122,937
Pfizer Inc.	42,634	1,444,014

		6,936,261
ROAD & RAIL — 0.94%
CSX Corp.	6,762	206,241
Norfolk Southern Corp.	2,092	203,050
Union Pacific Corp.	5,985	583,717

		993,008
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.00%
Applied Materials Inc.	7,708	232,396
Broadcom Ltd.	2,673	461,146
Intel Corp.	33,533	1,265,871
QUALCOMM Inc.	10,423	713,976
Texas Instruments Inc.	7,124	499,962

		3,173,351
SOFTWARE — 4.82%
Activision Blizzard Inc.	3,957	175,295
Adobe Systems Inc.[a]	3,459	375,440
Dell Technologies Inc. – VMware Inc. Class Va	1,541	73,660
Intuit Inc.	1,723	189,547
Microsoft Corp.	53,734	3,095,078
Oracle Corp.	20,986	824,330
salesforce.com inc.[a]	4,536	323,553
VMware Inc. Class Aa,b	566	41,516

		5,098,419
SPECIALTY RETAIL — 1.84%
Home Depot Inc. (The)	8,829	1,136,116
Lowe’s Companies Inc.	6,338	457,667
TJX Companies Inc. (The)	4,685	350,344

		1,944,127
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.60%
Apple Inc.	38,883	4,395,723
Hewlett Packard Enterprise Co.	12,233	278,301
HP Inc.	12,244	190,149

		4,864,173
TEXTILES, APPAREL & LUXURY GOODS — 0.59%
NIKE Inc. Class B	9,380	493,857
VF Corp.	2,408	134,968

		628,825

Security	Shares	Value
TOBACCO — 2.10%
Altria Group Inc.	13,880	$877,632
Philip Morris International Inc.	10,994	1,068,837
Reynolds American Inc.	5,838	275,262

		2,221,731
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
T-Mobile U.S. Inc.[a]	2,014	94,094

		94,094

TOTAL COMMON STOCKS
(Cost: $102,484,572)		105,539,864

SHORT-TERM INVESTMENTS — 1.86%

MONEY MARKET FUNDS — 1.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	1,913,094	1,913,094
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	53,172	53,172

		1,966,266

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,966,266)		1,966,266

TOTAL INVESTMENTS IN SECURITIES — 101.67%
(Cost: $104,450,838)[g]		107,506,130
Other Assets, Less Liabilities — (1.67)%		(1,767,732)

NET ASSETS — 100.00%		$105,738,398

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $104,639,875. Net unrealized appreciation was $2,866,255, of which $8,340,286 represented gross unrealized appreciation on securities and $5,474,031 represented gross unrealized depreciation on securities.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	774	164	(53)	885	$320,777	$4,044	$476
PNC Financial Services Group Inc. (The)	3,204	677	(344)	3,537	318,648	3,564	(1,255)

					$639,425	$7,608	$(779)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$105,539,864	$—	$—	$105,539,864
Money market funds	1,966,266	—	—	1,966,266

Total	$107,506,130	$—	$—	$107,506,130

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.66%
Boeing Co. (The)	49,813	$6,562,365
General Dynamics Corp.	8,473	1,314,671
Lockheed Martin Corp.	21,228	5,088,776
Northrop Grumman Corp.	13,888	2,971,337
Raytheon Co.	9,472	1,289,423

		17,226,572
AIR FREIGHT & LOGISTICS — 1.54%
FedEx Corp.	20,828	3,638,235
United Parcel Service Inc. Class B	57,742	6,314,665

		9,952,900
AIRLINES — 0.62%
Delta Air Lines Inc.	50,086	1,971,385
Southwest Airlines Co.	53,320	2,073,615

		4,045,000
AUTOMOBILES — 0.31%
Tesla Motors Inc.[a,b]	9,765	1,992,353

		1,992,353
BEVERAGES — 3.97%
Coca-Cola Co. (The)	243,391	10,300,307
Constellation Brands Inc. Class A	13,813	2,299,727
Monster Beverage Corp.[a]	11,621	1,706,079
PepsiCo Inc.	104,948	11,415,194

		25,721,307
BIOTECHNOLOGY — 7.22%
AbbVie Inc.	135,136	8,523,027
Alexion Pharmaceuticals Inc.[a]	18,114	2,219,690
Amgen Inc.	62,741	10,465,826
Biogen Inc.[a]	18,270	5,719,058
Celgene Corp.[a]	64,154	6,706,018
Gilead Sciences Inc.	110,647	8,754,391
Regeneron Pharmaceuticals Inc.[a]	6,474	2,602,677
Vertex Pharmaceuticals Inc.[a]	20,530	1,790,421

		46,781,108
CAPITAL MARKETS — 1.00%
Charles Schwab Corp. (The)	77,307	2,440,582
Intercontinental Exchange Inc.	4,702	1,266,531
S&P Global Inc.	21,992	2,783,307

		6,490,420
CHEMICALS — 3.06%
Air Products & Chemicals Inc.	14,219	2,137,685

Security	Shares	Value
Ecolab Inc.	21,739	$2,646,071
EI du Pont de Nemours & Co.	72,994	4,888,408
LyondellBasell Industries NV Class A	12,797	1,032,206
Monsanto Co.	23,629	2,414,884
PPG Industries Inc.	22,126	2,286,943
Praxair Inc.	20,915	2,527,159
Sherwin-Williams Co. (The)	6,715	1,857,772

		19,791,128
COMMERCIAL SERVICES & SUPPLIES — 0.30%
Waste Management Inc.	30,562	1,948,633

		1,948,633
CONSUMER FINANCE — 0.10%
Discover Financial Services	11,305	639,298

		639,298
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.37%
Verizon Communications Inc.	170,427	8,858,796

		8,858,796
ELECTRICAL EQUIPMENT — 0.07%
Emerson Electric Co.	8,665	472,329

		472,329
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.14%
American Tower Corp.	35,176	3,986,496
Crown Castle International Corp.	24,832	2,339,423
Public Storage	12,311	2,747,076
Simon Property Group Inc.	23,279	4,818,986

		13,891,981
FOOD & STAPLES RETAILING — 2.89%
Costco Wholesale Corp.	36,373	5,547,246
CVS Health Corp.	84,424	7,512,892
Kroger Co. (The)	79,324	2,354,336
Sysco Corp.	43,769	2,145,119
Walgreens Boots Alliance Inc.	14,799	1,193,095

		18,752,688
FOOD PRODUCTS — 0.58%
General Mills Inc.	49,611	3,169,150
Kraft Heinz Co. (The)	6,372	570,358

		3,739,508
HEALTH CARE EQUIPMENT & SUPPLIES — 1.60%
Baxter International Inc.	4,620	219,912
Becton Dickinson and Co.	17,450	3,136,289
Boston Scientific Corp.[a]	112,434	2,675,929
Danaher Corp.	13,342	1,045,879

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2016

Security	Shares	Value
Stryker Corp.	28,079	$3,268,677

		10,346,686
HEALTH CARE PROVIDERS & SERVICES — 3.93%
Aetna Inc.	9,561	1,103,817
Anthem Inc.	5,982	749,604
Cardinal Health Inc.	25,194	1,957,574
Cigna Corp.	7,086	923,448
Express Scripts Holding Co.[a]	46,625	3,288,461
HCA Holdings Inc.[a]	17,296	1,308,096
Humana Inc.	11,701	2,069,790
McKesson Corp.	18,758	3,127,897
UnitedHealth Group Inc.	78,297	10,961,580

		25,490,267
HOTELS, RESTAURANTS & LEISURE — 3.02%
Las Vegas Sands Corp.	30,297	1,743,289
McDonald’s Corp.	73,395	8,466,847
Starbucks Corp.	119,120	6,449,157
Yum! Brands Inc.	32,213	2,925,263

		19,584,556
HOUSEHOLD PRODUCTS — 0.65%
Colgate-Palmolive Co.	12,977	962,115
Kimberly-Clark Corp.	25,547	3,222,498

		4,184,613
INDUSTRIAL CONGLOMERATES — 3.16%
3M Co.	49,134	8,658,885
General Electric Co.	149,130	4,417,230
Honeywell International Inc.	63,547	7,408,945

		20,485,060
INSURANCE — 0.83%
Aon PLC	21,937	2,467,693
Marsh & McLennan Companies Inc.	43,502	2,925,510

		5,393,203
INTERNET & DIRECT MARKETING RETAIL — 5.66%
Amazon.com Inc.[a]	32,488	27,202,527
Netflix Inc.[a,b]	34,030	3,353,657
Priceline Group Inc. (The)[a]	4,131	6,078,725

		36,634,909
INTERNET SOFTWARE & SERVICES — 10.18%
Alphabet Inc. Class Aa,b	24,523	19,717,963
Alphabet Inc. Class Ca	24,785	19,265,133
eBay Inc.[a]	89,089	2,931,028
Facebook Inc. Class Aa	187,435	24,042,288

		65,956,412

Security	Shares	Value
IT SERVICES — 7.00%
Accenture PLC Class A	52,076	$6,362,125
Automatic Data Processing Inc.	38,043	3,355,392
Cognizant Technology Solutions Corp. Class Aa	50,387	2,403,964
International Business Machines Corp.	50,449	8,013,824
MasterCard Inc. Class A	80,482	8,190,653
PayPal Holdings Inc.[a]	94,455	3,869,821
Visa Inc. Class A	159,161	13,162,615

		45,358,394
LIFE SCIENCES TOOLS & SERVICES — 0.37%
Thermo Fisher Scientific Inc.	14,902	2,370,312

		2,370,312
MACHINERY — 0.59%
Deere & Co.	6,489	553,836
Fortive Corp.	6,673	339,656
Illinois Tool Works Inc.	24,575	2,945,068

		3,838,560
MEDIA — 5.86%
CBS Corp. Class B NVS	33,636	1,841,235
Charter Communications Inc. Class Aa	16,722	4,514,438
Comcast Corp. Class A	186,178	12,351,048
DISH Network Corp. Class Aa	14,122	773,603
Time Warner Inc.	43,142	3,434,535
Twenty-First Century Fox Inc. Class A	70,126	1,698,452
Twenty-First Century Fox Inc. Class B	31,581	781,314
Walt Disney Co. (The)	135,525	12,584,851

		37,979,476
MULTI-UTILITIES — 0.04%
Dominion Resources Inc./VA	3,187	236,699

		236,699
MULTILINE RETAIL — 0.06%
Target Corp.	5,324	365,652

		365,652
OIL, GAS & CONSUMABLE FUELS — 0.35%
Apache Corp.	21,835	1,394,602
EOG Resources Inc.	5,141	497,186
Spectra Energy Corp.	8,992	384,408

		2,276,196
PERSONAL PRODUCTS — 0.25%
Estee Lauder Companies Inc. (The) Class A	18,042	1,597,800

		1,597,800

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2016

Security	Shares	Value
PHARMACEUTICALS — 3.84%
Allergan PLC[a]	19,552	$4,503,021
Bristol-Myers Squibb Co.	139,457	7,519,521
Eli Lilly & Co.	81,433	6,535,813
Johnson & Johnson	39,707	4,690,588
Mylan NVa	12,070	460,108
Pfizer Inc.	35,154	1,190,666

		24,899,717
ROAD & RAIL — 0.17%
Union Pacific Corp.	11,058	1,078,487

		1,078,487
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.52%
Applied Materials Inc.	64,871	1,955,860
Broadcom Ltd.	31,488	5,432,310
Intel Corp.	35,536	1,341,484
QUALCOMM Inc.	25,362	1,737,297
Texas Instruments Inc.	83,904	5,888,383

		16,355,334
SOFTWARE — 7.75%
Activision Blizzard Inc.	46,717	2,069,563
Adobe Systems Inc.[a]	40,709	4,418,555
Dell Technologies Inc. – VMware Inc. Class Va	1,925	92,015
Intuit Inc.	20,325	2,235,953
Microsoft Corp.	632,677	36,442,195
Oracle Corp.	24,218	951,283
salesforce.com inc.[a]	53,408	3,809,593
VMware Inc. Class Aa,b	2,124	155,796

		50,174,953
SPECIALTY RETAIL — 3.53%
Home Depot Inc. (The)	103,932	13,373,970
Lowe’s Companies Inc.	74,667	5,391,704
TJX Companies Inc. (The)	55,169	4,125,538

		22,891,212
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.32%
Apple Inc.	419,366	47,409,326

		47,409,326
TEXTILES, APPAREL & LUXURY GOODS — 1.14%
NIKE Inc. Class B	110,609	5,823,564
VF Corp.	28,346	1,588,793

		7,412,357

Security	Shares	Value
TOBACCO — 2.11%
Altria Group Inc.	163,387	$10,330,960
Philip Morris International Inc.	13,824	1,343,969
Reynolds American Inc.	42,459	2,001,942

		13,676,871
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
T-Mobile U.S. Inc.[a]	14,683	685,990

		685,990

TOTAL COMMON STOCKS
(Cost: $501,026,790)		646,987,063

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	2,418,356	2,418,356
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	475,183	475,183

		2,893,539

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,893,539)		2,893,539

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $503,920,329)[f]		649,880,602
Other Assets, Less Liabilities — (0.32)%		(2,076,004)

NET ASSETS — 100.00%		$647,804,598

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $506,268,041. Net unrealized appreciation was $143,612,561, of which $154,399,170 represented gross unrealized appreciation on securities and $10,786,609 represented gross unrealized depreciation on securities.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	3,330	105	(3,435)	—	$—	$7,513	$286,509

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$646,987,063	$—	$—	$646,987,063
Money market funds	2,893,539	—	—	2,893,539

Total	$649,880,602	$—	$—	$649,880,602

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 1.76%
General Dynamics Corp.	3,296	$511,407
Raytheon Co.	4,250	578,552
United Technologies Corp.	17,981	1,826,870

		2,916,829
AIRLINES — 0.09%
Delta Air Lines Inc.	3,929	154,645

		154,645
AUTOMOBILES — 1.28%
Ford Motor Co.	89,916	1,085,286
General Motors Co.	32,458	1,031,191

		2,116,477
BANKS — 12.44%
Bank of America Corp.	238,118	3,726,547
BB&T Corp.	18,825	710,079
Citigroup Inc.	68,027	3,212,915
JPMorgan Chase & Co.	84,338	5,616,067
PNC Financial Services Group Inc. (The)[a]	11,563	1,041,711
U.S. Bancorp.	37,608	1,613,007
Wells Fargo & Co.	105,865	4,687,702

		20,608,028
BEVERAGES — 0.87%
Coca-Cola Co. (The)	22,746	962,611
PepsiCo Inc.	4,344	472,497

		1,435,108
CAPITAL MARKETS — 4.29%
Bank of New York Mellon Corp. (The)	24,242	966,771
BlackRock Inc.[a]	2,894	1,048,959
Charles Schwab Corp. (The)	5,512	174,014
CME Group Inc.	7,820	817,346
Franklin Resources Inc.	8,325	296,120
Goldman Sachs Group Inc. (The)	8,934	1,440,786
Intercontinental Exchange Inc.	1,416	381,414
Morgan Stanley	33,048	1,059,519
State Street Corp.	9,164	638,089
Thomson Reuters Corp.	6,925	286,557

		7,109,575
CHEMICALS — 1.36%
Air Products & Chemicals Inc.	582	87,498
Dow Chemical Co. (The)	25,986	1,346,854

Security	Shares	Value
LyondellBasell Industries NV Class A	4,469	$360,470
Monsanto Co.	3,536	361,379
Praxair Inc.	804	97,147

		2,253,348
COMMERCIAL SERVICES & SUPPLIES — 0.07%
Waste Management Inc.	1,780	113,493

		113,493
COMMUNICATIONS EQUIPMENT — 2.23%
Cisco Systems Inc.	116,610	3,698,869

		3,698,869
CONSUMER FINANCE — 1.44%
American Express Co.	18,524	1,186,277
Capital One Financial Corp.	11,816	848,743
Discover Financial Services	6,347	358,923

		2,393,943
DIVERSIFIED FINANCIAL SERVICES — 3.82%
Berkshire Hathaway Inc. Class Bb	43,812	6,329,520

		6,329,520
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.98%
AT&T Inc.	142,735	5,796,468
Verizon Communications Inc.	47,272	2,457,199

		8,253,667
ELECTRIC UTILITIES — 3.51%
American Electric Power Co. Inc.	11,398	731,865
Duke Energy Corp.	15,970	1,278,239
Exelon Corp.	20,537	683,677
NextEra Energy Inc.	10,668	1,304,910
PG&E Corp.	11,497	703,271
Southern Co. (The)	21,762	1,116,391

		5,818,353
ELECTRICAL EQUIPMENT — 0.83%
Eaton Corp. PLC	10,587	695,672
Emerson Electric Co.	12,430	677,559

		1,373,231
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.36%
Corning Inc.	24,885	588,530

		588,530
ENERGY EQUIPMENT & SERVICES — 2.07%
Halliburton Co.	19,845	890,644
Schlumberger Ltd.	32,242	2,535,511

		3,426,155

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2016

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.45%
Crown Castle International Corp.	882	$83,093
Equity Residential	8,235	529,757
Simon Property Group Inc.	667	138,076

		750,926
FOOD & STAPLES RETAILING — 2.37%
CVS Health Corp.	1,437	127,879
Wal-Mart Stores Inc.	35,046	2,527,517
Walgreens Boots Alliance Inc.	15,813	1,274,844

		3,930,240
FOOD PRODUCTS — 1.91%
Archer-Daniels-Midland Co.	13,302	560,945
Kraft Heinz Co. (The)	12,039	1,077,611
Mondelez International Inc. Class A	34,603	1,519,072

		3,157,628
HEALTH CARE EQUIPMENT & SUPPLIES — 3.34%
Abbott Laboratories	34,000	1,437,860
Baxter International Inc.	10,249	487,852
Danaher Corp.	10,315	808,593
Medtronic PLC	32,488	2,806,963

		5,541,268
HEALTH CARE PROVIDERS & SERVICES — 1.23%
Aetna Inc.	5,214	601,956
Anthem Inc.	4,435	555,750
Cardinal Health Inc.	557	43,279
Cigna Corp.	3,914	510,072
Express Scripts Holding Co.[b]	1,708	120,465
HCA Holdings Inc.[b]	2,287	172,966
Humana Inc.	203	35,909

		2,040,397
HOTELS, RESTAURANTS & LEISURE — 0.28%
Carnival Corp.	9,417	459,738

		459,738
HOUSEHOLD PRODUCTS — 4.05%
Colgate-Palmolive Co.	16,502	1,223,458
Kimberly-Clark Corp.	1,228	154,900
Procter & Gamble Co. (The)[c]	59,371	5,328,547

		6,706,905
INDUSTRIAL CONGLOMERATES — 3.07%
General Electric Co.	171,847	5,090,108

		5,090,108

Security	Shares	Value
INSURANCE — 4.05%
Aflac Inc.	9,305	$668,750
Allstate Corp. (The)	8,653	598,615
American International Group Inc.	25,688	1,524,326
Chubb Ltd.	10,705	1,345,083
MetLife Inc.	21,537	956,889
Prudential Financial Inc.	10,232	835,443
Travelers Companies Inc. (The)	6,756	773,900

		6,703,006
INTERNET SOFTWARE & SERVICES — 0.52%
Yahoo! Inc.[b]	20,069	864,974

		864,974
IT SERVICES — 0.61%
International Business Machines Corp.	6,376	1,012,828

		1,012,828
LIFE SCIENCES TOOLS & SERVICES — 0.48%
Thermo Fisher Scientific Inc.	4,952	787,665

		787,665
MACHINERY — 1.13%
Caterpillar Inc.	12,914	1,146,376
Deere & Co.	5,478	467,547
Fortive Corp.	5,148	262,033

		1,875,956
MEDIA — 0.63%
Comcast Corp. Class A	4,181	277,368
DISH Network Corp. Class Ab	1,159	63,490
Time Warner Inc.	6,241	496,846
Twenty-First Century Fox Inc. Class A	5,667	137,255
Twenty-First Century Fox Inc. Class B	2,548	63,037

		1,037,996
MULTI-UTILITIES — 0.60%
Dominion Resources Inc./VA	13,363	992,470

		992,470
MULTILINE RETAIL — 0.51%
Target Corp.	12,192	837,347

		837,347
OIL, GAS & CONSUMABLE FUELS — 12.84%
Anadarko Petroleum Corp.	12,931	819,308
Apache Corp.	2,713	173,279
Chevron Corp.	43,553	4,482,475
ConocoPhillips	28,712	1,248,111
EOG Resources Inc.	11,303	1,093,113

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2016

Security	Shares	Value
Exxon Mobil Corp.	96,602	$8,431,423
Kinder Morgan Inc./DE	44,540	1,030,210
Occidental Petroleum Corp.	17,658	1,287,621
Phillips 66	10,437	840,700
Pioneer Natural Resources Co.	3,764	698,787
Spectra Energy Corp.	13,690	585,248
Valero Energy Corp.	10,870	576,110

		21,266,385
PHARMACEUTICALS — 9.51%
Allergan PLC[b]	3,739	861,129
Johnson & Johnson	52,647	6,219,190
Merck & Co. Inc.	64,183	4,005,661
Mylan NVb	7,216	275,074
Pfizer Inc.	129,468	4,385,081

		15,746,135
ROAD & RAIL — 1.78%
CSX Corp.	22,096	673,928
Norfolk Southern Corp.	6,835	663,405
Union Pacific Corp.	16,470	1,606,319

		2,943,652
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.52%
Applied Materials Inc.	7,182	216,537
Intel Corp.	99,637	3,761,297
QUALCOMM Inc.	26,983	1,848,336

		5,826,170
SOFTWARE — 1.65%
Dell Technologies Inc. – VMware Inc. Class Vb	4,494	214,813
Oracle Corp.	61,801	2,427,544
VMware Inc. Class Ab,c	1,280	93,888

		2,736,245
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.65%
Apple Inc.	10,668	1,206,017
Hewlett Packard Enterprise Co.	39,972	909,363
HP Inc.	40,034	621,728

		2,737,108
TOBACCO — 2.09%
Philip Morris International Inc.	32,057	3,116,582
Reynolds American Inc.	7,322	345,232

		3,461,814

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
T-Mobile U.S. Inc.[b]	2,519	$117,688

		117,688

TOTAL COMMON STOCKS
(Cost: $160,006,873)		165,214,420

SHORT-TERM INVESTMENTS — 3.45%

MONEY MARKET FUNDS — 3.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	5,649,289	5,649,289
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	62,002	62,002

		5,711,291

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,711,291)		5,711,291

TOTAL INVESTMENTS IN SECURITIES — 103.19%
(Cost: $165,718,164)[g]		170,925,711
Other Assets, Less Liabilities — (3.19)%		(5,276,650)

NET ASSETS — 100.00%		$165,649,061

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $166,751,041. Net unrealized appreciation was $4,174,670, of which $12,671,592 represented gross unrealized appreciation on securities and $8,496,922 represented gross unrealized depreciation on securities.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	2,142	991	(239)	2,894	$1,048,959	$11,079	$7,835
PNC Financial Services Group Inc. (The)	12,970	421	(1,828)	11,563	1,041,711	12,413	(2,283)

					$2,090,670	$23,492	$5,552

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$165,214,420	$—	$—	$165,214,420
Money market funds	5,711,291	—	—	5,711,291

Total	$170,925,711	$—	$—	$170,925,711

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	464,157	$61,148,043	0.37%
United Technologies Corp.	604,017	61,368,127	0.38
Other securities[a]		199,568,185	1.22

		322,084,355	1.97
AIR FREIGHT & LOGISTICS
Other securities[a]		107,757,364	0.66

		107,757,364	0.66
AIRLINES
Other securities[a]		86,557,013	0.53

		86,557,013	0.53
AUTO COMPONENTS
Other securities[a]		73,534,633	0.45

		73,534,633	0.45
AUTOMOBILES
Other securities[a]		100,197,098	0.61

		100,197,098	0.61
BANKS
Bank of America Corp.	7,998,954	125,183,630	0.77
Citigroup Inc.	2,285,194	107,929,713	0.66
JPMorgan Chase & Co.	2,833,088	188,655,330	1.16
PNC Financial Services Group Inc. (The)[b]	388,419	34,992,668	0.21
Wells Fargo & Co.	3,556,227	157,469,732	0.96
Other securities[a]		234,392,640	1.44

		848,623,713	5.20
BEVERAGES
Coca-Cola Co. (The)	3,031,736	128,303,068	0.79
PepsiCo Inc.	1,123,947	122,251,715	0.75
Other securities[a]		74,656,594	0.45

		325,211,377	1.99
BIOTECHNOLOGY
AbbVie Inc.	1,259,150	79,414,590	0.49
Amgen Inc.	584,587	97,514,957	0.60
Celgene Corp.[c]	597,782	62,486,152	0.38
Gilead Sciences Inc.	1,030,972	81,570,505	0.50
Other securities[a]		174,277,880	1.06

		495,264,084	3.03

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$39,332,992	0.24%

		39,332,992	0.24
CAPITAL MARKETS
BlackRock Inc.[b]	97,199	35,230,750	0.22
Other securities[a]		398,064,416	2.43

		433,295,166	2.65
CHEMICALS
Other securities[a]		346,032,799	2.12

		346,032,799	2.12
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		63,566,304	0.39

		63,566,304	0.39
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,917,209	124,253,869	0.76
Other securities[a]		57,593,608	0.35

		181,847,477	1.11
CONSTRUCTION & ENGINEERING
Other securities[a]		23,208,411	0.14

		23,208,411	0.14
CONSTRUCTION MATERIALS
Other securities[a]		23,376,635	0.14

		23,376,635	0.14
CONSUMER FINANCE
Other securities[a]		121,080,135	0.74

		121,080,135	0.74
CONTAINERS & PACKAGING
Other securities[a]		82,843,768	0.51

		82,843,768	0.51
DISTRIBUTORS
Other securities[a]		22,807,072	0.14

		22,807,072	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		13,023,031	0.08

		13,023,031	0.08
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,471,718	212,619,100	1.30
Other securities[a]		9,409,068	0.06

		222,028,168	1.36

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	4,794,776	$194,715,853	1.19%
Verizon Communications Inc.	3,175,782	165,077,148	1.01
Other securities[a]		40,411,512	0.25

		400,204,513	2.45
ELECTRIC UTILITIES
Other securities[a]		320,081,147	1.96

		320,081,147	1.96
ELECTRICAL EQUIPMENT
Other securities[a]		88,036,721	0.54

		88,036,721	0.54
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		85,139,565	0.52

		85,139,565	0.52
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	1,083,099	85,174,905	0.52
Other securities[a]		92,702,509	0.57

		177,877,414	1.09
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		654,353,484	4.01

		654,353,484	4.01
FOOD & STAPLES RETAILING
CVS Health Corp.	835,074	74,313,235	0.46
Wal-Mart Stores Inc.	1,177,284	84,905,722	0.52
Other securities[a]		167,358,215	1.02

		326,577,172	2.00
FOOD PRODUCTS
Other securities[a]		287,900,558	1.76

		287,900,558	1.76
GAS UTILITIES
Other securities[a]		18,685,064	0.11

		18,685,064	0.11
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	1,091,348	94,292,467	0.58
Other securities[a]		356,473,085	2.18

		450,765,552	2.76
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	729,527	102,133,780	0.63
Other securities[a]		302,950,583	1.85

		405,084,363	2.48

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$27,226,209	0.17%

		27,226,209	0.17
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	683,869	78,891,128	0.48
Other securities[a]		232,173,592	1.42

		311,064,720	1.90
HOUSEHOLD DURABLES
Other securities[a]		86,023,304	0.53

		86,023,304	0.53
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)[d]	2,053,819	184,330,255	1.13
Other securities[a]		112,495,449	0.69

		296,825,704	1.82
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		12,803,813	0.08

		12,803,813	0.08
INDUSTRIAL CONGLOMERATES
3M Co.	457,818	80,681,266	0.49
General Electric Co.	7,162,104	212,141,520	1.30
Honeywell International Inc.	592,124	69,035,737	0.42
Other securities[a]		19,142,953	0.12

		381,001,476	2.33
INSURANCE
Other securities[a]		465,737,650	2.85

		465,737,650	2.85
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	302,685	253,441,177	1.55
Other securities[a]		116,799,769	0.72

		370,240,946	2.27
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	228,479	183,710,825	1.13
Alphabet Inc. Class Cc	230,927	179,497,248	1.10
Facebook Inc. Class Ac	1,746,323	224,000,851	1.37
Other securities[a]		120,914,787	0.74

		708,123,711	4.34

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	684,211	$108,686,917	0.67%
MasterCard Inc. Class A	749,912	76,318,544	0.47
Visa Inc. Class A	1,482,946	122,639,634	0.75
Other securities[a]		326,630,090	1.99

		634,275,185	3.88
LEISURE PRODUCTS
Other securities[a]		23,925,647	0.15

		23,925,647	0.15
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		126,993,755	0.78

		126,993,755	0.78
MACHINERY
Other securities[a]		270,967,930	1.66

		270,967,930	1.66
MARINE
Other securities[a]		2,538,304	0.02

		2,538,304	0.02
MEDIA
Comcast Corp. Class A	1,875,319	124,408,662	0.76
Walt Disney Co. (The)	1,262,729	117,257,015	0.72
Other securities[a]		243,450,797	1.49

		485,116,474	2.97
METALS & MINING
Other securities[a]		71,285,007	0.44

		71,285,007	0.44
MULTI-UTILITIES
Other securities[a]		164,992,322	1.01

		164,992,322	1.01
MULTILINE RETAIL
Other securities[a]		84,125,006	0.52

		84,125,006	0.52
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,463,061	150,578,238	0.92
Exxon Mobil Corp.	3,245,229	283,243,587	1.73
Other securities[a]		532,106,181	3.27

		965,928,006	5.92

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$1,794,084	0.01%

		1,794,084	0.01
PERSONAL PRODUCTS
Other securities[a]		27,484,548	0.17

		27,484,548	0.17
PHARMACEUTICALS
Allergan PLC[c]	307,738	70,875,139	0.43
Bristol-Myers Squibb Co.	1,299,434	70,065,481	0.43
Johnson & Johnson	2,138,432	252,612,972	1.55
Merck & Co. Inc.	2,156,044	134,558,706	0.82
Pfizer Inc.	4,676,442	158,391,091	0.97
Other securities[a]		113,654,932	0.70

		800,158,321	4.90
PROFESSIONAL SERVICES
Other securities[a]		50,094,682	0.31

		50,094,682	0.31
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		16,560,748	0.10

		16,560,748	0.10
ROAD & RAIL
Union Pacific Corp.	656,294	64,008,354	0.39
Other securities[a]		75,893,276	0.47

		139,901,630	0.86
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	3,678,036	138,845,859	0.85
QUALCOMM Inc.	1,143,022	78,297,007	0.48
Other securities[a]		284,256,802	1.74

		501,399,668	3.07
SOFTWARE
Microsoft Corp.	5,894,548	339,525,965	2.08
Oracle Corp.	2,301,588	90,406,377	0.55
Other securities[a]		291,838,597	1.79

		721,770,939	4.42
SPECIALTY RETAIL
Home Depot Inc. (The)	968,368	124,609,594	0.76
Other securities[a]		264,816,364	1.62

		389,425,958	2.38
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	4,265,428	482,206,635	2.95

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
Other securities[a]		$77,335,395	0.48%

		559,542,030	3.43
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		123,970,944	0.76

		123,970,944	0.76
THRIFTS & MORTGAGE FINANCE
Other securities[a]		6,013,404	0.04

		6,013,404	0.04
TOBACCO
Altria Group Inc.	1,522,359	96,258,760	0.59
Philip Morris International Inc.	1,205,878	117,235,459	0.72
Other securities[a]		30,279,400	0.18

		243,773,619	1.49
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		39,725,443	0.24

		39,725,443	0.24
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		4,808,941	0.03

		4,808,941	0.03
WATER UTILITIES
Other securities[a]		14,552,521	0.09

		14,552,521	0.09
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		16,645,189	0.10

		16,645,189	0.10

TOTAL COMMON STOCKS
(Cost: $14,683,206,513)		16,293,194,986	99.78

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	376,106,456	$376,106,456	2.30%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	11,381,449	11,381,449	0.07

		387,487,905	2.37

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 387,487,905)		387,487,905	2.37

TOTAL INVESTMENTS IN SECURITIES
(Cost: $15,070,694,418)[h]		16,680,682,891	102.15
Other Assets, Less Liabilities		(351,114,680)	(2.15)

NET ASSETS		$16,329,568,211	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $15,292,483,864. Net unrealized appreciation was $1,388,199,027, of which $2,171,667,763 represented gross unrealized appreciation on securities and $783,468,736 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	91,162	14,131	(8,094)	97,199	$35,230,750	$431,168	$1,300,800
PNC Financial Services Group Inc. (The)	376,337	53,940	(41,858)	388,419	34,992,668	400,852	388,197

					$70,223,418	$832,020	$1,688,997

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	292	Dec. 2016	Chicago Mercantile	$31,345,813	$31,541,840	$196,027
S&P MidCap 400 E-Mini	23	Dec. 2016	Chicago Mercantile	3,535,036	3,564,080	29,044

				Net unrealized appreciation		$225,071

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,293,194,986	$—	$—	$16,293,194,986
Money market funds	387,487,905	—	—	387,487,905

Total	$16,680,682,891	$—	$—	$16,680,682,891

Derivative financial instruments[a]:
Assets:
Futures contracts	$225,071	$—	$—	$225,071

Total	$225,071	$—	$—	$225,071

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,720,961	$226,719,402	0.75%
Lockheed Martin Corp.	733,401	175,810,888	0.58
Other securities[a]		349,357,177	1.14

		751,887,467	2.47
AIR FREIGHT & LOGISTICS
FedEx Corp.	719,490	125,680,513	0.41
United Parcel Service Inc. Class B	1,994,909	218,163,248	0.72
Other securities[a]		47,859,975	0.16

		391,703,736	1.29
AIRLINES
Other securities[a]		159,569,832	0.52

		159,569,832	0.52
AUTO COMPONENTS
Other securities[a]		122,946,748	0.40

		122,946,748	0.40
AUTOMOBILES
Other securities[a]		107,943,511	0.36

		107,943,511	0.36
BANKS
Other securities[a]		70,242,526	0.23

		70,242,526	0.23
BEVERAGES
Coca-Cola Co. (The)	8,408,944	355,866,510	1.17
PepsiCo Inc.	3,625,867	394,385,553	1.30
Other securities[a]		220,032,854	0.72

		970,284,917	3.19
BIOTECHNOLOGY
AbbVie Inc.	4,668,808	294,461,721	0.97
Amgen Inc.	2,167,644	361,584,696	1.19
Biogen Inc.[b]	631,167	197,574,206	0.65
Celgene Corp.[b]	2,216,425	231,682,905	0.76
Gilead Sciences Inc.	3,822,756	302,456,455	0.99
Other securities[a]		434,923,367	1.43

		1,822,683,350	5.99
BUILDING PRODUCTS
Other securities[a]		103,222,347	0.34

		103,222,347	0.34

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Other securities[a]		$496,532,248	1.63%

		496,532,248	1.63
CHEMICALS
EI du Pont de Nemours & Co.	2,521,794	168,884,544	0.56
Other securities[a]		649,240,608	2.13

		818,125,152	2.69
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		176,290,536	0.58

		176,290,536	0.58
COMMUNICATIONS EQUIPMENT
Other securities[a]		92,441,641	0.30

		92,441,641	0.30
CONSTRUCTION & ENGINEERING
Other securities[a]		10,025,232	0.03

		10,025,232	0.03
CONSTRUCTION MATERIALS
Other securities[a]		80,463,538	0.27

		80,463,538	0.27
CONSUMER FINANCE
Other securities[a]		26,847,279	0.09

		26,847,279	0.09
CONTAINERS & PACKAGING
Other securities[a]		173,211,594	0.57

		173,211,594	0.57
DISTRIBUTORS
Other securities[a]		82,019,497	0.27

		82,019,497	0.27
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		27,470,334	0.09

		27,470,334	0.09
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	5,888,067	306,061,723	1.01
Other securities[a]		39,576,294	0.13

		345,638,017	1.14
ELECTRIC UTILITIES
Other securities[a]		9,949,788	0.03

		9,949,788	0.03

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$102,504,523	0.34%

		102,504,523	0.34
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		137,710,575	0.45

		137,710,575	0.45
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.[c]	1,215,240	137,723,149	0.45
Simon Property Group Inc.	804,208	166,479,098	0.55
Other securities[a]		535,119,284	1.76

		839,321,531	2.76
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,256,627	191,648,184	0.63
CVS Health Corp.	2,916,739	259,560,604	0.85
Other securities[a]		248,518,210	0.82

		699,726,998	2.30
FOOD PRODUCTS
Other securities[a]		477,418,053	1.57

		477,418,053	1.57
GAS UTILITIES
Other securities[a]		1,054,843	0.00

		1,054,843	0.00
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		857,434,998	2.82

		857,434,998	2.82
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	2,705,091	378,712,740	1.24
Other securities[a]		722,159,938	2.38

		1,100,872,678	3.62
HEALTH CARE TECHNOLOGY
Other securities[a]		93,897,446	0.31

		93,897,446	0.31
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,535,708	292,519,275	0.96
Starbucks Corp.	4,115,418	222,808,731	0.73
Other securities[a]		442,545,398	1.46

		957,873,404	3.15

Security	Shares	Value	% of Net Assets
HOUSEHOLD DURABLES
Other securities[a]		$203,921,970	0.67%

		203,921,970	0.67
HOUSEHOLD PRODUCTS
Other securities[a]		232,294,646	0.76

		232,294,646	0.76
INDUSTRIAL CONGLOMERATES
3M Co.	1,697,541	299,157,650	0.98
General Electric Co.	5,152,061	152,604,047	0.50
Honeywell International Inc.	2,195,476	255,970,547	0.84
Other securities[a]		32,350,178	0.11

		740,082,422	2.43
INSURANCE
Other securities[a]		231,702,383	0.76

		231,702,383	0.76
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	1,122,431	939,822,701	3.09
Priceline Group Inc. (The)[b]	142,716	210,005,167	0.69
Other securities[a]		199,355,282	0.65

		1,349,183,150	4.43
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab,c	847,251	681,240,639	2.24
Alphabet Inc. Class Cb	856,332	665,618,300	2.19
Facebook Inc. Class Ab	6,475,824	830,653,944	2.73
Other securities[a]		320,160,028	1.05

		2,497,672,911	8.21
IT SERVICES
Accenture PLC Class A	1,799,150	219,802,155	0.72
International Business Machines Corp.	1,742,955	276,868,402	0.91
MasterCard Inc. Class A	2,780,554	282,976,981	0.93
PayPal Holdings Inc.[b]	3,263,106	133,689,453	0.44
Visa Inc. Class A	5,498,897	454,758,782	1.49
Other securities[a]		738,906,745	2.44

		2,107,002,518	6.93

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$80,393,678	0.26%

		80,393,678	0.26
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		284,509,380	0.94

		284,509,380	0.94
MACHINERY
Other securities[a]		354,231,841	1.16

		354,231,841	1.16
MEDIA
Charter Communications Inc. Class Ab	577,719	155,966,798	0.51
Comcast Corp. Class A	6,432,311	426,719,512	1.40
Walt Disney Co. (The)	4,682,283	434,796,799	1.43
Other securities[a]		525,207,645	1.73

		1,542,690,754	5.07
METALS & MINING
Other securities[a]		15,280,123	0.05

		15,280,123	0.05
MULTI-UTILITIES
Other securities[a]		8,174,082	0.03

		8,174,082	0.03
MULTILINE RETAIL
Other securities[a]		139,709,446	0.46

		139,709,446	0.46
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		194,651,193	0.64

		194,651,193	0.64
PERSONAL PRODUCTS
Other securities[a]		73,026,394	0.24

		73,026,394	0.24
PHARMACEUTICALS
Allergan PLC[b]	675,476	155,568,878	0.51
Bristol-Myers Squibb Co.	4,818,078	259,790,766	0.85
Eli Lilly & Co.	2,813,398	225,803,323	0.74
Johnson & Johnson	1,371,783	162,048,726	0.53
Other securities[a]		131,848,552	0.44

		935,060,245	3.07

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[a]		$150,253,159	0.49%

		150,253,159	0.49
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		24,163,360	0.08

		24,163,360	0.08
ROAD & RAIL
Other securities[a]		87,976,694	0.29

		87,976,694	0.29
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	1,087,225	187,568,057	0.62
Texas Instruments Inc.	2,898,714	203,431,749	0.67
Other securities[a]		486,619,172	1.60

		877,618,978	2.89
SOFTWARE
Adobe Systems Inc.[b]	1,406,413	152,652,067	0.50
Microsoft Corp.	21,858,943	1,259,075,117	4.14
salesforce.com inc.[b]	1,845,114	131,611,982	0.43
Other securities[a]		654,242,687	2.15

		2,197,581,853	7.22
SPECIALTY RETAIL
Home Depot Inc. (The)	3,590,800	462,064,144	1.52
Lowe’s Companies Inc.	2,579,617	186,274,144	0.61
TJX Companies Inc. (The)	1,905,939	142,526,118	0.47
Other securities[a]		456,557,444	1.50

		1,247,421,850	4.10
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	14,489,095	1,637,992,190	5.38
Other securities[a]		11,442,837	0.04

		1,649,435,027	5.42
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	3,821,365	201,194,867	0.66
Other securities[a]		193,670,968	0.64

		394,865,835	1.30
TOBACCO
Altria Group Inc.	5,644,879	356,925,699	1.17
Other securities[a]		115,665,670	0.38

		472,591,369	1.55

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		$125,118,875	0.41%

		125,118,875	0.41
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		23,702,598	0.08

		23,702,598	0.08
TOTAL COMMON STOCKS
(Cost: $23,557,910,904)		30,347,631,073	99.74

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	756,705,904	756,705,904	2.49
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	25,670,433	25,670,433	0.08

		782,376,337	2.57

TOTAL SHORT-TERM INVESTMENTS
(Cost: $782,376,337)		782,376,337	2.57

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $24,340,287,241)[g]	$31,130,007,410	102.31%
Other Assets, Less Liabilities	(703,474,324)	(2.31)

NET ASSETS	$30,426,533,086	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $24,462,967,827. Net unrealized appreciation was $6,667,039,583, of which $7,252,149,529 represented gross unrealized appreciation on securities and $585,109,946 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	112,557	3,045	(115,602)	—	$—	$255,310	$11,022,862

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	702	Dec. 2016	Chicago Mercantile	$75,331,953	$75,830,040	$498,087

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$30,347,631,073	$—	$—	$30,347,631,073
Money market funds	782,376,337	—	—	782,376,337

Total	$31,130,007,410	$—	$—	$31,130,007,410

Derivative financial instruments[a]:
Assets:
Futures contracts	$498,087	$—	$—	$498,087

Total	$498,087	$—	$—	$498,087

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	2,309,211	$234,615,838	0.76%
Other securities[a]		221,534,940	0.71

		456,150,778	1.47
AIR FREIGHT & LOGISTICS
Other securities[a]		8,281,995	0.03

		8,281,995	0.03
AIRLINES
Other securities[a]		166,364,085	0.54

		166,364,085	0.54
AUTO COMPONENTS
Other securities[a]		154,909,027	0.50

		154,909,027	0.50
AUTOMOBILES
Ford Motor Co.	11,548,312	139,388,126	0.45
General Motors Co.	4,168,788	132,442,395	0.43

		271,830,521	0.88
BANKS
Bank of America Corp.	30,574,238	478,486,825	1.54
Citigroup Inc.	8,734,370	412,524,295	1.33
JPMorgan Chase & Co.	10,829,302	721,123,220	2.32
PNC Financial Services Group Inc. (The)[b]	1,485,098	133,792,479	0.43
U.S. Bancorp.	4,829,974	207,157,585	0.67
Wells Fargo & Co.	13,593,507	601,920,490	1.94
Other securities[a]		616,754,273	1.98

		3,171,759,167	10.21
BEVERAGES
Other securities[a]		242,546,314	0.78

		242,546,314	0.78
BIOTECHNOLOGY
Other securities[a]		14,566,282	0.05

		14,566,282	0.05
BUILDING PRODUCTS
Other securities[a]		43,942,200	0.14

		43,942,200	0.14

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	3,113,582	$124,169,650	0.40%
BlackRock Inc.[b]	371,609	134,693,398	0.43
Goldman Sachs Group Inc. (The)	1,147,353	185,033,618	0.60
Morgan Stanley	4,244,550	136,080,273	0.44
Other securities[a]		563,682,656	1.81

		1,143,659,595	3.68
CHEMICALS
Dow Chemical Co. (The)	3,337,494	172,982,314	0.56
Other securities[a]		306,584,427	0.98

		479,566,741	1.54
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		61,063,316	0.20

		61,063,316	0.20
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	14,972,627	474,931,728	1.53
Other securities[a]		124,848,089	0.40

		599,779,817	1.93
CONSTRUCTION & ENGINEERING
Other securities[a]		78,832,124	0.25

		78,832,124	0.25
CONSTRUCTION MATERIALS
Other securities[a]		6,282,324	0.02

		6,282,324	0.02
CONSUMER FINANCE
American Express Co.	2,379,094	152,357,180	0.49
Other securities[a]		282,761,444	0.91

		435,118,624	1.40
CONTAINERS & PACKAGING
Other securities[a]		138,061,768	0.44

		138,061,768	0.44
DISTRIBUTORS
Other securities[a]		2,467,856	0.01

		2,467,856	0.01
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		21,682,165	0.07

		21,682,165	0.07

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	5,625,537	$812,721,330	2.62%
Other securities[a]		36,100,284	0.11

		848,821,614	2.73
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	18,327,732	744,289,196	2.40
Verizon Communications Inc.	6,069,117	315,472,702	1.02
Other securities[a]		113,567,694	0.36

		1,173,329,592	3.78
ELECTRIC UTILITIES
Duke Energy Corp.	2,051,116	164,171,325	0.53
NextEra Energy Inc.	1,370,114	167,592,344	0.54
Southern Co. (The)	2,795,042	143,385,655	0.46
Other securities[a]		738,715,241	2.38

		1,213,864,565	3.91
ELECTRICAL EQUIPMENT
Other securities[a]		230,992,315	0.74

		230,992,315	0.74
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		183,908,126	0.59

		183,908,126	0.59
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,139,465	325,527,528	1.05
Other securities[a]		354,130,837	1.14

		679,658,365	2.19
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,637,726,618	5.27

		1,637,726,618	5.27
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	4,499,509	324,504,589	1.04
Walgreens Boots Alliance Inc.	2,030,953	163,735,431	0.53
Other securities[a]		38,814,181	0.13

		527,054,201	1.70
FOOD PRODUCTS
Kraft Heinz Co. (The)	1,546,215	138,401,705	0.45
Mondelez International Inc. Class A	4,444,086	195,095,375	0.63
Other securities[a]		274,821,141	0.88

		608,318,221	1.96

Security	Shares	Value	% of Net Assets
GAS UTILITIES
Other securities[a]		$70,575,479	0.23%

		70,575,479	0.23
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	4,366,725	184,668,800	0.59
Medtronic PLC	4,171,165	360,388,656	1.16
Other securities[a]		294,150,095	0.95

		839,207,551	2.70
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		413,594,379	1.33

		413,594,379	1.33
HEALTH CARE TECHNOLOGY
Other securities[a]		7,361,451	0.02

		7,361,451	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		200,896,211	0.65

		200,896,211	0.65
HOUSEHOLD DURABLES
Other securities[a]		118,774,776	0.38

		118,774,776	0.38
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	2,119,460	157,136,764	0.51
Procter & Gamble Co. (The)[d]	7,873,725	706,666,819	2.28
Other securities[a]		33,416,803	0.10

		897,220,386	2.89
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		49,142,192	0.16

		49,142,192	0.16
INDUSTRIAL CONGLOMERATES
General Electric Co.	22,065,905	653,592,106	2.10
Other securities[a]		39,854,025	0.13

		693,446,131	2.23
INSURANCE
American International Group Inc.	3,299,139	195,770,908	0.63
Chubb Ltd.	1,374,756	172,738,091	0.56
Other securities[a]		1,172,295,118	3.77

		1,540,804,117	4.96
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		24,176,370	0.08

		24,176,370	0.08

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
INTERNET SOFTWARE & SERVICES
Other securities[a]		$132,145,187	0.43%

		132,145,187	0.43
IT SERVICES
International Business Machines Corp.	818,914	130,084,489	0.42
Other securities[a]		122,551,704	0.39

		252,636,193	0.81
LEISURE PRODUCTS
Other securities[a]		8,407,686	0.03

		8,407,686	0.03
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		192,122,330	0.62

		192,122,330	0.62
MACHINERY
Caterpillar Inc.	1,658,594	147,233,389	0.47
Other securities[a]		524,008,266	1.69

		671,241,655	2.16
MARINE
Other securities[a]		9,800,829	0.03

		9,800,829	0.03
MEDIA
Other securities[a]		264,566,295	0.85

		264,566,295	0.85
METALS & MINING
Other securities[a]		256,774,094	0.83

		256,774,094	0.83
MULTI-UTILITIES
Dominion Resources Inc./VA	1,716,250	127,465,888	0.41
Other securities[a]		494,838,891	1.59

		622,304,779	2.00
MULTILINE RETAIL
Other securities[a]		177,462,130	0.57

		177,462,130	0.57
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	5,592,393	575,569,088	1.85
ConocoPhillips	3,687,566	160,298,494	0.52
EOG Resources Inc.	1,451,701	140,394,004	0.45
Exxon Mobil Corp.	12,404,260	1,082,643,813	3.49
Kinder Morgan Inc./DE	5,720,510	132,315,396	0.43

Security	Shares	Value	% of Net Assets
Occidental Petroleum Corp.	2,267,928	$165,377,310	0.53%
Other securities[a]		1,235,722,790	3.97

		3,492,320,895	11.24
PAPER & FOREST PRODUCTS
Other securities[a]		6,934,102	0.02

		6,934,102	0.02
PERSONAL PRODUCTS
Other securities[a]		30,047,737	0.10

		30,047,737	0.10
PHARMACEUTICALS
Johnson & Johnson	6,759,954	798,553,366	2.57
Merck & Co. Inc.	8,241,146	514,329,922	1.66
Pfizer Inc.	16,624,078	563,057,522	1.81
Other securities[a]		218,629,140	0.70

		2,094,569,950	6.74
PROFESSIONAL SERVICES
Other securities[a]		36,705,771	0.12

		36,705,771	0.12
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		38,689,845	0.13

		38,689,845	0.13
ROAD & RAIL
Union Pacific Corp.	2,115,215	206,296,919	0.66
Other securities[a]		238,152,723	0.77

		444,449,642	1.43
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	12,793,320	482,947,830	1.55
QUALCOMM Inc.	3,465,445	237,382,982	0.76
Other securities[a]		289,110,576	0.94

		1,009,441,388	3.25
SOFTWARE
Oracle Corp.	7,934,404	311,663,389	1.00
Other securities[a]		181,481,009	0.59

		493,144,398	1.59
SPECIALTY RETAIL
Other securities[a]		202,728,529	0.65

		202,728,529	0.65
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,370,088	154,888,448	0.50
Other securities[a]		283,772,252	0.91

		438,660,700	1.41

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$66,970,746	0.22%

		66,970,746	0.22
THRIFTS & MORTGAGE FINANCE
Other securities[a]		23,057,754	0.07

		23,057,754	0.07
TOBACCO
Philip Morris International Inc.	4,115,928	400,150,520	1.29
Other securities[a]		44,468,250	0.14

		444,618,770	1.43
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		22,930,370	0.07

		22,930,370	0.07
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		18,455,723	0.06

		18,455,723	0.06
WATER UTILITIES
Other securities[a]		55,646,272	0.18

		55,646,272	0.18
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		39,419,063	0.13

		39,419,063	0.13

TOTAL COMMON STOCKS
(Cost: $27,913,742,862)		31,001,990,192	99.81

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	564,200,666	$564,200,666	1.82%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	22,076,505	22,076,505	0.07

		586,277,171	1.89

TOTAL SHORT-TERM INVESTMENTS
(Cost: $586,277,171)		586,277,171	1.89

TOTAL INVESTMENTS IN SECURITIES
(Cost: $28,500,020,033)[h]		31,588,267,363	101.70
Other Assets, Less Liabilities		(529,299,156)	(1.70)

NET ASSETS		$31,058,968,207	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $29,356,494,568. Net unrealized appreciation was $2,231,772,795, of which $3,961,397,047 represented gross unrealized appreciation on securities and $1,729,624,252 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	228,694	161,740	(18,825)	371,609	$134,693,398	$1,353,525	$2,899,058
PNC Financial Services Group Inc. (The)	1,384,266	300,857	(200,025)	1,485,098	133,792,479	1,473,905	396,182

					$268,485,877	$2,827,430	$3,295,240

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	484	Dec. 2016	Chicago Mercantile	$52,195,711	$52,281,680	$85,969

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$31,001,990,192	$—	$—	$31,001,990,192
Money market funds	586,277,171	—	—	586,277,171

Total	$31,588,267,363	$—	$—	$31,588,267,363

Derivative financial instruments[a]:
Assets:
Futures contracts	$85,969	$—	$—	$85,969

Total	$85,969	$—	$—	$85,969

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	728,933	$66,413,086	0.23%
Teledyne Technologies Inc.[a,b]	562,926	60,756,603	0.21
Other securities[c]		318,122,315	1.11

		445,292,004	1.55
AIR FREIGHT & LOGISTICS
XPO Logistics Inc.[a,b]	1,611,631	59,098,509	0.21
Other securities[c]		90,193,105	0.31

		149,291,614	0.52
AIRLINES
Other securities[c]		109,790,655	0.38

		109,790,655	0.38
AUTO COMPONENTS
Tenneco Inc.[a,b]	928,084	54,079,455	0.19
Other securities[c]		300,531,172	1.04

		354,610,627	1.23
AUTOMOBILES
Other securities[c]		10,430,786	0.04

		10,430,786	0.04
BANKS
Bank of the Ozarks Inc.	1,459,200	56,033,280	0.19
Investors Bancorp. Inc.	4,895,190	58,791,232	0.20
PrivateBancorp. Inc.	1,292,171	59,336,492	0.21
Prosperity Bancshares Inc.	1,101,329	60,451,949	0.21
Umpqua Holdings Corp.	3,635,414	54,712,981	0.19
Webster Financial Corp.	1,510,055	57,397,191	0.20
Other securities[c]		2,476,992,509	8.62

		2,823,715,634	9.82
BEVERAGES
Other securities[c]		59,213,688	0.21

		59,213,688	0.21
BIOTECHNOLOGY
Cepheid[a,b]	1,196,090	63,021,982	0.22
Other securities[c]		1,498,664,002	5.21

		1,561,685,984	5.43

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[c]		$334,686,012	1.16%

		334,686,012	1.16
CAPITAL MARKETS
Other securities[c]		383,258,503	1.33

		383,258,503	1.33
CHEMICALS
Olin Corp.[b]	2,726,267	55,942,999	0.19
Sensient Technologies Corp.	732,445	55,519,331	0.19
Other securities[c]		591,713,928	2.07

		703,176,258	2.45
COMMERCIAL SERVICES & SUPPLIES
Deluxe Corp.	804,716	53,771,123	0.19
Other securities[c]		615,225,284	2.14

		668,996,407	2.33
COMMUNICATIONS EQUIPMENT
Finisar Corp.[a,b]	1,768,537	52,702,403	0.18
ViaSat Inc.[a,b]	731,317	54,592,814	0.19
Other securities[c]		430,687,161	1.50

		537,982,378	1.87
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	996,559	59,414,848	0.21
Other securities[c]		202,628,586	0.70

		262,043,434	0.91
CONSTRUCTION MATERIALS
Other securities[c]		56,603,238	0.20

		56,603,238	0.20
CONSUMER FINANCE
Other securities[c]		156,960,370	0.55

		156,960,370	0.55
CONTAINERS & PACKAGING
Other securities[c]		46,505,321	0.16

		46,505,321	0.16
DISTRIBUTORS
Other securities[c]		29,861,365	0.10

		29,861,365	0.10
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		273,088,113	0.95

		273,088,113	0.95

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		$32,338,082	0.11%

		32,338,082	0.11
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		178,918,916	0.62

		178,918,916	0.62
ELECTRIC UTILITIES
IDACORP Inc.	831,749	65,109,312	0.23
Portland General Electric Co.	1,473,189	62,743,120	0.22
Other securities[c]		205,482,656	0.71

		333,335,088	1.16
ELECTRICAL EQUIPMENT
Other securities[c]		207,767,236	0.72

		207,767,236	0.72
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
SYNNEX Corp.	481,084	54,896,495	0.19
Other securities[c]		737,497,017	2.57

		792,393,512	2.76
ENERGY EQUIPMENT & SERVICES
Other securities[c]		301,591,818	1.05

		301,591,818	1.05
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Education Realty Trust Inc.[b]	1,209,747	52,188,486	0.18
First Industrial Realty Trust Inc.[b]	1,910,892	53,925,372	0.19
Gramercy Property Trust[b]	6,952,388	67,021,020	0.23
Healthcare Realty Trust Inc.[b]	1,878,831	63,992,984	0.22
Medical Properties Trust Inc.[b]	3,902,328	57,637,385	0.20
New Residential Investment Corp.	3,998,477	55,218,967	0.19
PennyMac Mortgage Investment Trust[b,d]	1,124,561	17,520,660	0.06
Other securities[c]		2,146,456,282	7.47

		2,513,961,156	8.74
FOOD & STAPLES RETAILING
Other securities[c]		162,825,898	0.57

		162,825,898	0.57

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
B&G Foods Inc.	1,081,256	$53,176,170	0.18%
Other securities[c]		361,216,318	1.26

		414,392,488	1.44
GAS UTILITIES
ONE Gas Inc.	857,179	53,007,949	0.18
Southwest Gas Corp.	779,084	54,426,808	0.19
WGL Holdings Inc.	830,984	52,102,697	0.18
Other securities[c]		176,636,502	0.62

		336,173,956	1.17
HEALTH CARE EQUIPMENT & SUPPLIES
NuVasive Inc.[a,b]	814,975	54,326,234	0.19
Other securities[c]		895,983,226	3.11

		950,309,460	3.30
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	1,459,591	59,215,607	0.21
Other securities[c]		573,189,046	1.99

		632,404,653	2.20
HEALTH CARE TECHNOLOGY
Other securities[c]		168,819,882	0.59

		168,819,882	0.59
HOTELS, RESTAURANTS & LEISURE
Other securities[c]		838,306,531	2.92

		838,306,531	2.92
HOUSEHOLD DURABLES
Other securities[c]		376,536,783	1.31

		376,536,783	1.31
HOUSEHOLD PRODUCTS
Other securities[c]		81,949,064	0.28

		81,949,064	0.28
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[c]		176,508,276	0.61

		176,508,276	0.61
INDUSTRIAL CONGLOMERATES
Other securities[c]		13,749,348	0.05

		13,749,348	0.05
INSURANCE
Other securities[c]		657,497,309	2.29

		657,497,309	2.29

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
INTERNET & DIRECT MARKETING RETAIL
Other securities[c]		$166,464,055	0.58%

		166,464,055	0.58
INTERNET SOFTWARE & SERVICES
GrubHub Inc.[a]	1,328,670	57,119,523	0.20
j2 Global Inc.	774,946	51,619,153	0.18
Other securities[c]		630,923,362	2.19

		739,662,038	2.57
IT SERVICES
EPAM Systems Inc.[a,b]	793,449	54,993,950	0.19
MAXIMUS Inc.	1,056,100	59,733,016	0.21
Other securities[c]		474,036,570	1.65

		588,763,536	2.05
LEISURE PRODUCTS
Other securities[c]		92,122,829	0.32

		92,122,829	0.32
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,b]	863,878	59,996,327	0.21
Other securities[c]		145,139,488	0.50

		205,135,815	0.71
MACHINERY
Woodward Inc.	871,408	54,445,572	0.19
Other securities[c]		946,342,314	3.29

		1,000,787,886	3.48
MARINE
Other securities[c]		35,581,454	0.12

		35,581,454	0.12
MEDIA
Other securities[c]		461,337,212	1.60

		461,337,212	1.60
METALS & MINING
Other securities[c]		361,496,762	1.26

		361,496,762	1.26
MORTGAGE REAL ESTATE INVESTMENT
Other securities[c]		13,020,359	0.05

		13,020,359	0.05
MULTI-UTILITIES
Black Hills Corp.[b]	849,694	52,018,267	0.18
Other securities[c]		98,553,547	0.34

		150,571,814	0.52

Security	Shares	Value	% of Net Assets
MULTILINE RETAIL
Other securities[c]		$55,744,737	0.19%

		55,744,737	0.19
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[a,b]	920,120	61,703,247	0.21
Other securities[c]		570,193,380	1.99

		631,896,627	2.20
PAPER & FOREST PRODUCTS
Other securities[c]		174,277,028	0.61

		174,277,028	0.61
PERSONAL PRODUCTS
Other securities[c]		89,500,903	0.31

		89,500,903	0.31
PHARMACEUTICALS
Other securities[c]		565,031,331	1.96

		565,031,331	1.96
PROFESSIONAL SERVICES
Other securities[c]		380,574,201	1.32

		380,574,201	1.32
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		147,157,631	0.51

		147,157,631	0.51
ROAD & RAIL
Other securities[c]		140,178,471	0.49

		140,178,471	0.49
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices Inc.[a]	12,366,688	85,453,814	0.30
Cavium Inc.[a,b]	1,061,053	61,753,285	0.21
Cirrus Logic Inc.[a,b]	1,031,444	54,821,249	0.19
Microsemi Corp.[a,b]	1,873,905	78,666,532	0.27
Monolithic Power Systems Inc.	641,049	51,604,444	0.18
Other securities[c]		747,975,442	2.61

		1,080,274,766	3.76
SOFTWARE
Aspen Technology Inc.[a,b]	1,360,778	63,670,803	0.22
Blackbaud Inc.	776,857	51,536,693	0.18
Ellie Mae Inc.[a,b]	539,328	56,791,238	0.20
Fair Isaac Corp.	509,870	63,524,703	0.22

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
Take-Two Interactive Software Inc.[a,b]	1,369,477	$61,736,023	0.21%
Other securities[c]		932,795,894	3.25

		1,230,055,354	4.28
SPECIALTY RETAIL
Other securities[c]		721,685,179	2.51

		721,685,179	2.51
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		194,437,672	0.68

		194,437,672	0.68
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		240,590,511	0.84

		240,590,511	0.84
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,b,d	224,219	3,813,965	0.01
Other securities[c]		601,556,843	2.10

		605,370,808	2.11
TOBACCO
Other securities[c]		58,005,086	0.20

		58,005,086	0.20
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		296,322,571	1.03

		296,322,571	1.03
WATER UTILITIES
Other securities[c]		93,059,445	0.32

		93,059,445	0.32
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		38,840,465	0.13

		38,840,465	0.13

TOTAL COMMON STOCKS
(Cost: $34,342,416,989)		28,694,918,393	99.79

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	4,303,702,707	$4,303,702,707	14.97%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	31,843,952	31,843,952	0.11

		4,335,546,659	15.08

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,335,546,659)		4,335,546,659	15.08

TOTAL INVESTMENTS IN SECURITIES
(Cost: $38,677,963,648)[h]		33,030,465,052	114.87
Other Assets, Less Liabilities		(4,275,343,452)	(14.87)

NET ASSETS		$28,755,121,600	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $38,864,632,335. Net unrealized depreciation was $5,834,167,283, of which $712,048,388 represented gross unrealized appreciation on securities and $6,546,215,671 represented gross unrealized depreciation on securities.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	$3,813,965	$—	$—
PennyMac Mortgage Investment Trust	880,631	1,294,855	(1,050,925)	1,124,561	17,520,660	945,866	29,905

					$21,334,625	$945,866	$29,905

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	477	Dec. 2016	ICE Markets Equity	$58,835,218	$59,543,910	$708,692

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$28,687,820,886	$1,424,090	$5,673,417	$28,694,918,393
Money market funds	4,335,546,659	—	—	4,335,546,659

Total	$33,023,367,545	$1,424,090	$5,673,417	$33,030,465,052

Derivative financial instruments[a]:
Assets:
Futures contracts	$708,692	$—	$—	$708,692

Total	$708,692	$—	$—	$708,692

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	247,708	$22,568,676	0.33%
Other securities[a]		35,047,377	0.52

		57,616,053	0.85
AIR FREIGHT & LOGISTICS
Other securities[a]		25,536,489	0.38

		25,536,489	0.38
AIRLINES
Other securities[a]		40,879,800	0.60

		40,879,800	0.60
AUTO COMPONENTS
Tenneco Inc.[b,c]	435,956	25,403,156	0.38
Other securities[a]		81,971,565	1.21

		107,374,721	1.59
AUTOMOBILES
Other securities[a]		4,909,890	0.07

		4,909,890	0.07
BANKS
Bank of the Ozarks Inc.	685,447	26,321,165	0.39
Other securities[a]		95,765,421	1.41

		122,086,586	1.80
BEVERAGES
Other securities[a]		26,582,890	0.39

		26,582,890	0.39
BIOTECHNOLOGY
Cepheid[b,c]	560,837	29,550,502	0.44
Sarepta Therapeutics Inc.[b,c]	330,400	20,289,864	0.30
TESARO Inc.[b,c]	206,872	20,736,849	0.31
Other securities[a]		544,639,680	8.04

		615,216,895	9.09
BUILDING PRODUCTS
Other securities[a]		140,074,003	2.07

		140,074,003	2.07
CAPITAL MARKETS
Other securities[a]		86,807,650	1.28

		86,807,650	1.28
CHEMICALS
PolyOne Corp.	647,386	21,888,121	0.32

Security	Shares	Value	% of Net Assets
Sensient Technologies Corp.	344,143	$26,086,039	0.39%
Other securities[a]		157,442,227	2.33

		205,416,387	3.04
COMMERCIAL SERVICES & SUPPLIES
Deluxe Corp.	377,923	25,252,815	0.37
Healthcare Services Group Inc.[c]	542,961	21,490,396	0.32
Other securities[a]		160,883,063	2.38

		207,626,274	3.07
COMMUNICATIONS EQUIPMENT
Ciena Corp.[b]	1,058,852	23,082,974	0.34
InterDigital Inc./PA	267,299	21,170,081	0.31
ViaSat Inc.[b,c]	298,962	22,317,513	0.33
Other securities[a]		80,152,205	1.19

		146,722,773	2.17
CONSTRUCTION & ENGINEERING
Other securities[a]		75,052,321	1.11

		75,052,321	1.11
CONSTRUCTION MATERIALS
Other securities[a]		25,568,302	0.38

		25,568,302	0.38
CONSUMER FINANCE
Other securities[a]		18,506,411	0.27

		18,506,411	0.27
CONTAINERS & PACKAGING
Other securities[a]		8,014,999	0.12

		8,014,999	0.12
DISTRIBUTORS
Other securities[a]		12,713,226	0.19

		12,713,226	0.19
DIVERSIFIED CONSUMER SERVICES
Bright Horizons Family Solutions Inc.[b,c]	338,599	22,648,887	0.33
Other securities[a]		56,565,872	0.84

		79,214,759	1.17
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		184,855	0.00

		184,855	0.00

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$39,880,766	0.59%

		39,880,766	0.59
ELECTRIC UTILITIES
Other securities[a]		8,076,759	0.12

		8,076,759	0.12
ELECTRICAL EQUIPMENT
Other securities[a]		51,116,313	0.76

		51,116,313	0.76
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Belden Inc.	323,331	22,306,606	0.33
Coherent Inc.[b,c]	186,702	20,638,039	0.31
Littelfuse Inc.	170,710	21,989,155	0.32
Other securities[a]		87,324,525	1.29

		152,258,325	2.25
ENERGY EQUIPMENT & SERVICES
U.S. Silica Holdings Inc.	493,826	22,992,539	0.34
Other securities[a]		3,082,214	0.05

		26,074,753	0.39
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
DuPont Fabros Technology Inc.[c]	576,797	23,792,876	0.35
National Health Investors Inc.[c]	287,356	22,551,699	0.33
Other securities[a]		284,298,078	4.21

		330,642,653	4.89
FOOD & STAPLES RETAILING
Other securities[a]		23,359,653	0.34

		23,359,653	0.34
FOOD PRODUCTS
B&G Foods Inc.	507,290	24,948,522	0.37
Other securities[a]		79,968,926	1.18

		104,917,448	1.55
GAS UTILITIES
Other securities[a]		6,496,602	0.10

		6,496,602	0.10
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	276,290	21,545,094	0.32
NuVasive Inc.[b,c]	382,975	25,529,114	0.38
Other securities[a]		302,640,176	4.47

		349,714,384	5.17

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	685,289	$27,802,175	0.41%
Other securities[a]		179,408,192	2.65

		207,210,367	3.06
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	423,945	23,639,173	0.35
Other securities[a]		50,676,897	0.75

		74,316,070	1.10
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[b,c]	145,870	20,529,744	0.30
Texas Roadhouse Inc.[c]	510,780	19,935,743	0.29
Other securities[a]		248,827,665	3.69

		289,293,152	4.28
HOUSEHOLD DURABLES
Other securities[a]		77,340,600	1.14

		77,340,600	1.14
HOUSEHOLD PRODUCTS
Other securities[a]		29,590,233	0.44

		29,590,233	0.44
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		15,817,358	0.23

		15,817,358	0.23
INDUSTRIAL CONGLOMERATES
Other securities[a]		4,001,117	0.06

		4,001,117	0.06
INSURANCE
Other securities[a]		64,808,120	0.96

		64,808,120	0.96
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		71,880,674	1.06

		71,880,674	1.06
INTERNET SOFTWARE & SERVICES
GrubHub Inc.[b,c]	624,264	26,837,109	0.40
j2 Global Inc.	363,989	24,245,307	0.36
Other securities[a]		262,614,191	3.88

		313,696,607	4.64

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
IT SERVICES
EPAM Systems Inc.[b,c]	372,619	$25,826,223	0.38%
MAXIMUS Inc.	495,782	28,041,430	0.41
Science Applications International Corp.	326,350	22,638,899	0.33
Other securities[a]		131,500,291	1.95

		208,006,843	3.07
LEISURE PRODUCTS
Other securities[a]		32,270,580	0.48

		32,270,580	0.48
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b,c]	405,646	28,172,115	0.42
Other securities[a]		61,305,917	0.90

		89,478,032	1.32
MACHINERY
CLARCOR Inc.	367,173	23,866,245	0.35
Woodward Inc.	409,284	25,572,064	0.38
Other securities[a]		200,406,434	2.96

		249,844,743	3.69
MARINE
Other securities[a]		5,960,026	0.09

		5,960,026	0.09
MEDIA
Other securities[a]		76,797,970	1.13

		76,797,970	1.13
METALS & MINING
Other securities[a]		34,889,161	0.52

		34,889,161	0.52
MULTILINE RETAIL
Other securities[a]		20,827,140	0.31

		20,827,140	0.31
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		57,448,529	0.85

		57,448,529	0.85
PAPER & FOREST PRODUCTS
Other securities[a]		52,836,301	0.78

		52,836,301	0.78

Security	Shares	Value	% of Net Assets
PERSONAL PRODUCTS
Other securities[a]		$18,494,758	0.27%

		18,494,758	0.27
PHARMACEUTICALS
Catalent Inc.[b,c]	768,725	19,863,854	0.29
Horizon Pharma PLC[b,c]	1,247,233	22,612,334	0.33
Prestige Brands Holdings Inc.[b,c]	410,448	19,812,325	0.29
Other securities[a]		186,240,422	2.76

		248,528,935	3.67
PROFESSIONAL SERVICES
Other securities[a]		107,203,702	1.58

		107,203,702	1.58
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		32,452,687	0.48

		32,452,687	0.48
ROAD & RAIL
Other securities[a]		34,123,519	0.50

		34,123,519	0.50
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cavium Inc.[b,c]	434,746	25,302,217	0.37
Cirrus Logic Inc.[b,c]	484,340	25,742,671	0.38
Integrated Device Technology Inc.[b,c]	1,039,692	24,016,885	0.35
Microsemi Corp.[b]	878,759	36,890,303	0.55
Monolithic Power Systems Inc.	300,354	24,178,497	0.36
Other securities[a]		192,228,522	2.84

		328,359,095	4.85
SOFTWARE
Aspen Technology Inc.[b,c]	638,682	29,883,931	0.44
Blackbaud Inc.	364,950	24,210,783	0.36
Ellie Mae Inc.[b,c]	252,927	26,633,213	0.39
Fair Isaac Corp.	239,224	29,804,918	0.44
Proofpoint Inc.[b,c]	315,587	23,621,687	0.35
Take-Two Interactive Software Inc.[b]	642,827	28,978,641	0.43
Other securities[a]		334,922,653	4.95

		498,055,826	7.36

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
American Eagle Outfitters Inc.[c]	1,157,714	$20,676,772	0.31%
Other securities[a]		138,078,301	2.04

		158,755,073	2.35
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		68,792,977	1.02

		68,792,977	1.02
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		57,888,196	0.86

		57,888,196	0.86
THRIFTS & MORTGAGE FINANCE
Other securities[a]		34,050,352	0.50

		34,050,352	0.50
TOBACCO
Other securities[a]		7,024,431	0.10

		7,024,431	0.10
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		49,857,692	0.74

		49,857,692	0.74
WATER UTILITIES
Other securities[a]		22,193,943	0.33

		22,193,943	0.33
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		11,708,866	0.17

		11,708,866	0.17

TOTAL COMMON STOCKS
(Cost: $6,807,609,169)		6,752,446,615	99.79

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	1,351,901,933	$1,351,901,933	19.98%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	17,717,722	17,717,722	0.26

		1,369,619,655	20.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,369,619,655)		1,369,619,655	20.24

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,177,228,824)[g]		8,122,066,270	120.03
Other Assets, Less Liabilities		(1,355,584,839)	(20.03)

NET ASSETS		$6,766,481,431	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $8,227,813,110. Net unrealized depreciation was $105,746,840, of which $640,033,804 represented gross unrealized appreciation on securities and $745,780,644 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	119	Dec. 2016	ICE Markets Equity	$14,744,021	$14,854,770	$110,749

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,750,919,348	$—	$1,527,267	$6,752,446,615
Money market funds	1,369,619,655	—	—	1,369,619,655

Total	$8,120,539,003	$—	$1,527,267	$8,122,066,270

Derivative financial instruments[a]:
Assets:
Futures contracts	$110,749	$—	$—	$110,749

Total	$110,749	$—	$—	$110,749

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Teledyne Technologies Inc.[a,b]	196,337	$21,190,652	0.30%
Other securities[c]		135,600,613	1.96

		156,791,265	2.26
AIR FREIGHT & LOGISTICS
XPO Logistics Inc.[a,b]	781,781	28,667,909	0.41
Other securities[c]		17,600,314	0.26

		46,268,223	0.67
AIRLINES
Other securities[c]		11,124,712	0.16

		11,124,712	0.16
AUTO COMPONENTS
Other securities[c]		60,967,902	0.88

		60,967,902	0.88
BANKS
FNB Corp./PA	1,680,114	20,665,402	0.30
IBERIABANK Corp.	327,117	21,956,093	0.32
Investors Bancorp. Inc.	2,373,646	28,507,488	0.41
MB Financial Inc.	603,093	22,941,658	0.33
PrivateBancorp. Inc.	627,006	28,792,116	0.41
Prosperity Bancshares Inc.	534,350	29,330,471	0.42
UMB Financial Corp.	358,555	21,316,095	0.31
Umpqua Holdings Corp.	1,763,162	26,535,588	0.38
Webster Financial Corp.	732,766	27,852,436	0.40
Wintrust Financial Corp.	411,156	22,847,939	0.33
Other securities[c]		994,443,893	14.31

		1,245,189,179	17.92
BEVERAGES
Other securities[c]		1,229,298	0.02

		1,229,298	0.02
BIOTECHNOLOGY
Other securities[c]		121,585,565	1.75

		121,585,565	1.75
BUILDING PRODUCTS
Other securities[c]		17,477,176	0.25

		17,477,176	0.25

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Other securities[c]		$96,205,472	1.38%

		96,205,472	1.38
CHEMICALS
Olin Corp.	1,322,535	27,138,418	0.39
Other securities[c]		102,142,071	1.47

		129,280,489	1.86
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		110,260,959	1.59

		110,260,959	1.59
COMMUNICATIONS EQUIPMENT
Finisar Corp.[a,b]	858,484	25,582,823	0.37
NetScout Systems Inc.[a,b]	715,603	20,931,388	0.30
Other securities[c]		62,706,580	0.90

		109,220,791	1.57
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	402,921	24,022,150	0.35
Other securities[c]		25,480,123	0.36

		49,502,273	0.71
CONSTRUCTION MATERIALS
Other securities[c]		962,214	0.01

		962,214	0.01
CONSUMER FINANCE
Other securities[c]		57,011,888	0.82

		57,011,888	0.82
CONTAINERS & PACKAGING
Other securities[c]		14,350,685	0.21

		14,350,685	0.21
DISTRIBUTORS
Other securities[c]		1,341,995	0.02

		1,341,995	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		50,876,504	0.73

		50,876,504	0.73
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		15,544,556	0.22

		15,544,556	0.22
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		45,664,147	0.66

		45,664,147	0.66

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
ELECTRIC UTILITIES
ALLETE Inc.	396,785	$23,656,322	0.34%
IDACORP Inc.	403,209	31,563,200	0.45
PNM Resources Inc.	639,264	20,916,718	0.30
Portland General Electric Co.	714,166	30,416,330	0.44
Other securities[c]		46,871,694	0.68

		153,424,264	2.21
ELECTRICAL EQUIPMENT
Other securities[c]		48,107,522	0.69

		48,107,522	0.69
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
SYNNEX Corp.	233,381	26,631,106	0.38
Tech Data Corp.[a]	279,451	23,672,294	0.34
Other securities[c]		176,902,876	2.55

		227,206,276	3.27
ENERGY EQUIPMENT & SERVICES
Other securities[c]		119,675,544	1.72

		119,675,544	1.72
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Education Realty Trust Inc.[b]	513,414	22,148,680	0.32
First Industrial Realty Trust Inc.[b]	724,275	20,439,040	0.29
Gramercy Property Trust[b]	2,868,299	27,650,402	0.40
Healthcare Realty Trust Inc.[b]	910,811	31,022,223	0.45
Hudson Pacific Properties Inc.	746,948	24,552,181	0.35
LaSalle Hotel Properties[b]	853,018	20,361,540	0.29
New Residential Investment Corp.	1,941,907	26,817,736	0.39
PennyMac Mortgage Investment Trust[d]	545,052	8,491,910	0.12
RLJ Lodging Trust[b]	974,719	20,498,340	0.29
Sunstone Hotel Investors Inc.[b]	1,737,485	22,222,433	0.32
Other securities[c]		653,969,648	9.42

		878,174,133	12.64
FOOD & STAPLES RETAILING
Other securities[c]		54,946,688	0.79

		54,946,688	0.79

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
Snyder’s-Lance Inc.	643,522	$21,609,469	0.31%
Other securities[c]		71,123,949	1.03

		92,733,418	1.34
GAS UTILITIES
New Jersey Resources Corp.	629,814	20,695,688	0.30
ONE Gas Inc.	416,349	25,747,022	0.37
Southwest Gas Corp.	339,071	23,687,500	0.34
Spire Inc.	357,351	22,777,553	0.33
WGL Holdings Inc.	382,866	24,005,698	0.35
Other securities[c]		39,605,540	0.56

		156,519,001	2.25
HEALTH CARE EQUIPMENT & SUPPLIES
Wright Medical Group NVa,b	824,628	20,228,125	0.29
Other securities[c]		79,400,402	1.14

		99,628,527	1.43
HEALTH CARE PROVIDERS & SERVICES
Other securities[c]		92,707,118	1.33

		92,707,118	1.33
HEALTH CARE TECHNOLOGY
Other securities[c]		5,028,662	0.07

		5,028,662	0.07
HOTELS, RESTAURANTS & LEISURE
Other securities[c]		107,679,977	1.55

		107,679,977	1.55
HOUSEHOLD DURABLES
Other securities[c]		103,003,553	1.48

		103,003,553	1.48
HOUSEHOLD PRODUCTS
Other securities[c]		9,227,173	0.13

		9,227,173	0.13
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[c]		69,383,042	1.00

		69,383,042	1.00
INDUSTRIAL CONGLOMERATES
Other securities[c]		2,556,123	0.04

		2,556,123	0.04

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
INSURANCE
CNO Financial Group Inc.	1,430,858	$21,849,202	0.31%
Other securities[c]		219,413,166	3.16

		241,262,368	3.47
INTERNET & DIRECT MARKETING RETAIL
Other securities[c]		6,237,838	0.09

		6,237,838	0.09
INTERNET SOFTWARE & SERVICES
Other securities[c]		34,157,430	0.49

		34,157,430	0.49
IT SERVICES
Other securities[c]		70,653,882	1.02

		70,653,882	1.02
LEISURE PRODUCTS
Other securities[c]		11,349,198	0.16

		11,349,198	0.16
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		7,048,690	0.10

		7,048,690	0.10
MACHINERY
Joy Global Inc.	787,361	21,841,394	0.31
Other securities[c]		206,310,402	2.97

		228,151,796	3.28
MARINE
Other securities[c]		11,168,459	0.16

		11,168,459	0.16
MEDIA
Other securities[c]		143,211,653	2.06

		143,211,653	2.06
METALS & MINING
Other securities[c]		139,111,238	2.00

		139,111,238	2.00
MORTGAGE REAL ESTATE INVESTMENT
Other securities[c]		6,342,508	0.09

		6,342,508	0.09
MULTI-UTILITIES
Avista Corp.	506,128	21,151,089	0.30
Black Hills Corp.[b]	411,874	25,214,926	0.36
NorthWestern Corp.	389,009	22,379,688	0.32
Other securities[c]		4,342,691	0.07

		73,088,394	1.05

Security	Shares	Value	% of Net Assets
MULTILINE RETAIL
Other securities[c]		$5,452,629	0.08%

		5,452,629	0.08
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[a,b]	445,139	29,851,021	0.43
RSP Permian Inc.[a,b]	628,139	24,359,230	0.35
Other securities[c]		193,107,772	2.78

		247,318,023	3.56
PAPER & FOREST PRODUCTS
Other securities[c]		29,943,556	0.43

		29,943,556	0.43
PERSONAL PRODUCTS
Other securities[c]		24,372,604	0.35

		24,372,604	0.35
PHARMACEUTICALS
Other securities[c]		17,143,344	0.25

		17,143,344	0.25
PROFESSIONAL SERVICES
Other securities[c]		73,564,292	1.06

		73,564,292	1.06
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		38,468,708	0.55

		38,468,708	0.55
ROAD & RAIL
Other securities[c]		32,798,949	0.47

		32,798,949	0.47
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices Inc.[a,b]	3,117,038	21,538,733	0.31
Intersil Corp. Class A	1,073,330	23,538,127	0.34
Other securities[c]		139,921,902	2.01

		184,998,762	2.66
SOFTWARE
Mentor Graphics Corp.	855,799	22,627,326	0.33
Other securities[c]		58,328,370	0.84

		80,955,696	1.17
SPECIALTY RETAIL
Other securities[c]		186,673,159	2.69

		186,673,159	2.69
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		23,274,309	0.34

		23,274,309	0.34

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		$57,133,840	0.82%

		57,133,840	0.82
THRIFTS & MORTGAGE FINANCE
MGIC Investment Corp.[a,b]	2,725,536	21,804,288	0.31
PennyMac Financial Services Inc. Class Aa,b,d	93,191	1,585,179	0.02
Radian Group Inc.	1,719,529	23,299,618	0.34
Other securities[c]		212,065,186	3.05

		258,754,271	3.72
TOBACCO
Other securities[c]		20,970,510	0.30

		20,970,510	0.30
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		92,394,070	1.33

		92,394,070	1.33
WATER UTILITIES
Other securities[c]		22,394,663	0.32

		22,394,663	0.32
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		6,617,544	0.10

		6,617,544	0.10

TOTAL COMMON STOCKS
(Cost: $6,938,365,482)		6,935,868,697	99.80

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	769,326,517	$769,326,517	11.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	20,310,458	20,310,458	0.29

		789,636,975	11.36

TOTAL SHORT-TERM INVESTMENTS
(Cost: $789,636,975)		789,636,975	11.36

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,728,002,457)[h]		7,725,505,672	111.16
Other Assets, Less Liabilities		(775,495,153)	(11.16)

NET ASSETS		$6,950,010,519	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $7,871,940,702. Net unrealized depreciation was $146,435,030, of which $674,580,882 represented gross unrealized appreciation on securities and $821,015,912 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	$1,585,179	$—	$—
PennyMac Mortgage Investment Trust	476,838	133,720	(65,506)	545,052	8,491,910	454,240	(81,341)

					$10,077,089	$454,240	$(81,341)

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	110	Dec. 2016	ICE Markets Equity	$13,597,578	$13,731,300	$133,722

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,934,212,400	$687,811	$968,486	$6,935,868,697
Money market funds	789,636,975	—	—	789,636,975

Total	$7,723,849,375	$687,811	$968,486	$7,725,505,672

Derivative financial instruments[a]:
Assets:
Futures contracts	$133,722	$—	$—	$133,722

Total	$133,722	$—	$—	$133,722

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$101,857,249	$501,026,790	$158,088,112
Affiliated (Note 2)	2,593,589	2,893,539	7,630,052

Total cost of investments	$104,450,838	$503,920,329	$165,718,164

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$104,900,439	$646,987,063	$163,123,750
Affiliated (Note 2)	2,605,691	2,893,539	7,801,961

Total fair value of investments	107,506,130	649,880,602	170,925,711
Receivables:
Investment securities sold	104,930	—	211,709
Dividends and interest	119,487	448,581	258,781

Total Assets	107,730,547	650,329,183	171,396,201

LIABILITIES
Payables:
Investment securities purchased	26,875	—	70,586
Collateral for securities on loan (Note 1)	1,913,094	2,418,356	5,649,289
Securities related to in-kind transactions (Note 4)	38,878	—	—
Investment advisory fees (Note 2)	13,302	106,229	27,265

Total Liabilities	1,992,149	2,524,585	5,747,140

NET ASSETS	$105,738,398	$647,804,598	$165,649,061

Net assets consist of:
Paid-in capital	$104,239,743	$508,101,687	$164,639,610
Undistributed net investment income	87,133	141,284	92,477
Accumulated net realized loss	(1,643,770)	(6,398,646)	(4,290,573)
Net unrealized appreciation	3,055,292	145,960,273	5,207,547

NET ASSETS	$105,738,398	$647,804,598	$165,649,061

Shares outstanding[b]	2,150,000	11,600,000	3,750,000

Net asset value per share	$49.18	$55.85	$44.17

[a]	Securities on loan with values of $1,875,442, $2,370,317 and $5,538,080, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$14,619,812,125	$23,557,910,904	$27,686,304,867
Affiliated (Note 2)	450,882,293	782,376,337	813,715,166

Total cost of investments	$15,070,694,418	$24,340,287,241	$28,500,020,033

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$16,222,971,568	$30,347,631,073	$30,733,504,315
Affiliated (Note 2)	457,711,323	782,376,337	854,763,048

Total fair value of investments	16,680,682,891	31,130,007,410	31,588,267,363
Cash pledged to broker	1,474,000	3,392,840	2,258,731
Cash	162,748	328,752	279,411
Receivables:
Investment securities sold	12,010,169	38,165,657	10,480,241
Due from custodian (Note 4)	1,234	2,257	2,164,904
Dividends and interest	18,767,813	19,656,664	50,977,541
Capital shares sold	577,498	50,084	—
Futures variation margin	220,166	432,070	287,980

Total Assets	16,713,896,519	31,192,035,734	31,654,716,171

LIABILITIES
Payables:
Investment securities purchased	6,218,725	3,912,173	22,501,998
Collateral for securities on loan (Note 1)	376,106,456	756,705,904	564,200,666
Capital shares redeemed	—	—	4,134,927
Investment advisory fees (Note 2)	2,003,127	4,884,571	4,910,373

Total Liabilities	384,328,308	765,502,648	595,747,964

NET ASSETS	$16,329,568,211	$30,426,533,086	$31,058,968,207

Net assets consist of:
Paid-in capital	$14,822,179,489	$25,646,378,431	$28,986,759,738
Undistributed net investment income	13,654,808	6,195,203	21,985,531
Accumulated net realized loss	(116,479,630)	(2,016,258,804)	(1,038,110,361)
Net unrealized appreciation	1,610,213,544	6,790,218,256	3,088,333,299

NET ASSETS	$16,329,568,211	$30,426,533,086	$31,058,968,207

Shares outstanding[b]	135,550,000	291,950,000	293,950,000

Net asset value per share	$120.47	$104.22	$105.66

[a]	Securities on loan with values of $367,634,533, $739,558,350 and $551,948,728, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$34,311,149,441	$6,807,609,169	$6,925,337,825
Affiliated (Note 2)	4,366,814,207	1,369,619,655	802,664,632

Total cost of investments	$38,677,963,648	$8,177,228,824	$7,728,002,457

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$28,673,583,768	$6,752,446,615	$6,925,791,608
Affiliated (Note 2)	4,356,881,284	1,369,619,655	799,714,064

Total fair value of investments	33,030,465,052	8,122,066,270	7,725,505,672
Cash pledged to broker	3,389,000	1,095,000	1,266,000
Cash	4,113,146	108,286	119,555
Receivables:
Investment securities sold	81,399,096	13,011,601	8,775,892
Due from custodian (Note 4)	10,314,612	42,779	198,389
Dividends and interest	37,678,545	4,669,759	13,449,663
Capital shares sold	16,979,741	233,378	816,294
Futures variation margin	624,060	202,009	235,339

Total Assets	33,184,963,252	8,141,429,082	7,750,366,804

LIABILITIES
Payables:
Investment securities purchased	101,507,697	21,716,857	28,108,822
Collateral for securities on loan (Note 1)	4,303,702,707	1,351,901,933	769,326,517
Capital shares redeemed	18,027,486	—	1,559,603
Securities related to in-kind transactions (Note 4)	2,068,004	—	1,384
Investment advisory fees (Note 2)	4,535,758	1,328,861	1,359,959

Total Liabilities	4,429,841,652	1,374,947,651	800,356,285

NET ASSETS	$28,755,121,600	$6,766,481,431	$6,950,010,519

Net assets consist of:
Paid-in capital	$38,393,084,900	$8,438,053,823	$7,634,648,158
Undistributed (distributions in excess of) net investment income	(4,837,409)	(2,283,629)	3,963,285
Accumulated net realized loss	(3,986,335,987)	(1,614,236,958)	(686,237,861)
Net unrealized depreciation	(5,646,789,904)	(55,051,805)	(2,363,063)

NET ASSETS	$28,755,121,600	$6,766,481,431	$6,950,010,519

Shares outstanding[b]	231,300,000	45,400,000	66,300,000

Net asset value per share	$124.32	$149.04	$104.83

[a]	Securities on loan with values of $4,181,848,827, $1,314,022,956 and $746,170,274, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,115,970	$5,436,863	$2,198,901
Dividends — affiliated (Note 2)	7,765	8,470	23,739
Securities lending income — affiliated — net (Note 2)	7,322	89,242	616

Total investment income	1,131,057	5,534,575	2,223,256

EXPENSES
Investment advisory fees (Note 2)	76,194	629,207	163,266

Total expenses	76,194	629,207	163,266

Net investment income	1,054,863	4,905,368	2,059,990

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,077,249)	320,352	(215,790)
Investments — affiliated (Note 2)	(1,883)	260,320	(5,967)
In-kind redemptions — unaffiliated	629,128	13,821,488	1,837,758
In-kind redemptions — affiliated (Note 2)	1,104	26,189	11,519
Realized gain distributions from affiliated funds	—	2	—

Net realized gain (loss)	(448,900)	14,428,351	1,627,520

Net change in unrealized appreciation/depreciation	5,229,250	9,819,103	8,084,185

Net realized and unrealized gain	4,780,350	24,247,454	9,711,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,835,213	$29,152,822	$11,771,695

[a]	Net of foreign withholding tax of $227, $ — and $736, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$162,588,998	$234,267,504	$369,829,084
Dividends — affiliated (Note 2)	875,462	325,622	2,900,335
Interest — unaffiliated	2,475	—	—
Securities lending income — affiliated — net (Note 2)	1,791,006	5,167,409	1,194,546

Total investment income	165,257,941	239,760,535	373,923,965

EXPENSES
Investment advisory fees (Note 2)	11,750,551	29,363,964	28,075,787

Total expenses	11,750,551	29,363,964	28,075,787

Net investment income	153,507,390	210,396,571	345,848,178

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(104,809,916)	(261,956,586)	(324,694,857)
Investments — affiliated (Note 2)	(176,959)	10,379,292	(1,612,440)
In-kind redemptions — unaffiliated	475,690,582	926,300,233	821,500,789
In-kind redemptions — affiliated (Note 2)	1,865,956	643,570	4,907,680
Futures contracts	2,388,274	1,818,368	4,747,117
Realized gain distributions from affiliated funds	71	118	42

Net realized gain	374,958,008	677,184,995	504,848,331

Net change in unrealized appreciation/depreciation on:
Investments	451,522,463	596,424,394	1,311,144,755
Futures contracts	(511,551)	(413,730)	(1,608,431)

Net change in unrealized appreciation/depreciation	451,010,912	596,010,664	1,309,536,324

Net realized and unrealized gain	825,968,920	1,273,195,659	1,814,384,655

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$979,476,310	$1,483,592,230	$2,160,232,833

[a]	Net of foreign withholding tax of $33,483, $577 and $120,708, respectively.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$207,410,497	$25,744,831	$65,692,594
Dividends — affiliated (Note 2)	1,009,129	14,877	469,339
Securities lending income — affiliated — net (Note 2)	32,829,876	10,654,288	5,102,006

Total investment income	241,249,502	36,413,996	71,263,939

EXPENSES
Investment advisory fees (Note 2)	26,268,898	7,598,649	7,519,009

Total expenses	26,268,898	7,598,649	7,519,009

Net investment income	214,980,604	28,815,347	63,744,930

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,288,510,225)	(467,105,477)	(92,005,721)
Investments — affiliated (Note 2)	—	—	(92,921)
In-kind redemptions — unaffiliated	1,575,816,956	208,747,621	168,435,691
In-kind redemptions — affiliated (Note 2)	29,905	—	11,580
Futures contracts	4,887,649	1,409,276	1,895,197
Realized gain distributions from affiliated funds	115	—	24

Net realized gain (loss)	292,224,400	(256,948,580)	78,243,850

Net change in unrealized appreciation/depreciation on:
Investments	2,677,102,477	976,573,285	621,840,896
Futures contracts	(1,041,651)	(164,174)	(306,570)

Net change in unrealized appreciation/depreciation	2,676,060,826	976,409,111	621,534,326

Net realized and unrealized gain	2,968,285,226	719,460,531	699,778,176

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,183,265,830	$748,275,878	$763,523,106

[a]	Net of foreign withholding tax of $72,723, $13,298 and $20,890, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,054,863	$1,957,208	$4,905,368	$9,212,465
Net realized gain (loss)	(448,900)	(707,899)	14,428,351	70,540,516
Net change in unrealized appreciation/depreciation	5,229,250	406,635	9,819,103	(42,902,080)

Net increase in net assets resulting from operations	5,835,213	1,655,944	29,152,822	36,850,901

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,062,401)	(1,986,486)	(4,983,474)	(9,281,805)

Total distributions to shareholders	(1,062,401)	(1,986,486)	(4,983,474)	(9,281,805)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,899,278	6,875,141	24,775,158	128,862,592
Cost of shares redeemed	(4,912,691)	(10,967,411)	(32,621,706)	(182,124,714)

Net increase (decrease) in net assets from capital share transactions	11,986,587	(4,092,270)	(7,846,548)	(53,262,122)

INCREASE (DECREASE) IN NET ASSETS	16,759,399	(4,422,812)	16,322,800	(25,693,026)

NET ASSETS
Beginning of period	88,978,999	93,401,811	631,481,798	657,174,824

End of period	$105,738,398	$88,978,999	$647,804,598	$631,481,798

Undistributed net investment income included in net assets at end of period	$87,133	$94,671	$141,284	$219,390

SHARES ISSUED AND REDEEMED
Shares sold	350,000	150,000	450,000	2,500,000
Shares redeemed	(100,000)	(250,000)	(600,000)	(3,450,000)

Net increase (decrease) in shares outstanding	250,000	(100,000)	(150,000)	(950,000)

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,059,990	$4,099,316	$153,507,390	$251,147,675
Net realized gain	1,627,520	3,853,689	374,958,008	743,816,235
Net change in unrealized appreciation/depreciation	8,084,185	(8,640,853)	451,010,912	(1,016,717,564)

Net increase (decrease) in net assets resulting from operations	11,771,695	(687,848)	979,476,310	(21,753,654)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,967,513)	(4,606,767)	(147,382,795)	(272,727,438)

Total distributions to shareholders	(1,967,513)	(4,606,767)	(147,382,795)	(272,727,438)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,121,737	29,466,230	1,970,748,653	5,833,804,625
Cost of shares redeemed	(16,713,721)	(34,908,236)	(1,275,038,977)	(2,134,868,015)

Net increase (decrease) in net assets from capital share transactions	(14,591,984)	(5,442,006)	695,709,676	3,698,936,610

INCREASE (DECREASE) IN NET ASSETS	(4,787,802)	(10,736,621)	1,527,803,191	3,404,455,518

NET ASSETS
Beginning of period	170,436,863	181,173,484	14,801,765,020	11,397,309,502

End of period	$165,649,061	$170,436,863	$16,329,568,211	$14,801,765,020

Undistributed net investment income included in net assets at end of period	$92,477	$—	$13,654,808	$7,530,213

SHARES ISSUED AND REDEEMED
Shares sold	50,000	700,000	16,650,000	50,750,000
Shares redeemed	(400,000)	(800,000)	(10,850,000)	(19,300,000)

Net increase (decrease) in shares outstanding	(350,000)	(100,000)	5,800,000	31,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$210,396,571	$424,797,815	$345,848,178	$604,368,198
Net realized gain	677,184,995	2,122,477,570	504,848,331	1,864,941,996
Net change in unrealized appreciation/depreciation	596,010,664	(2,057,195,593)	1,309,536,324	(2,981,265,576)

Net increase (decrease) in net assets resulting from operations	1,483,592,230	490,079,792	2,160,232,833	(511,955,382)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(208,253,023)	(424,964,653)	(323,416,314)	(660,074,129)

Total distributions to shareholders	(208,253,023)	(424,964,653)	(323,416,314)	(660,074,129)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,618,894,320	5,111,974,949	5,539,509,822	7,212,634,903
Cost of shares redeemed	(2,145,047,273)	(4,648,732,611)	(2,647,517,650)	(5,507,239,288)

Net increase (decrease) in net assets from capital share transactions	(526,152,953)	463,242,338	2,891,992,172	1,705,395,615

INCREASE IN NET ASSETS	749,186,254	528,357,477	4,728,808,691	533,366,104

NET ASSETS
Beginning of period	29,677,346,832	29,148,989,355	26,330,159,516	25,796,793,412

End of period	$30,426,533,086	$29,677,346,832	$31,058,968,207	$26,330,159,516

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$6,195,203	$4,051,655	$21,985,531	$(446,333)

SHARES ISSUED AND REDEEMED
Shares sold	15,850,000	51,050,000	53,500,000	71,900,000
Shares redeemed	(21,200,000)	(48,350,000)	(26,000,000)	(55,700,000)

Net increase (decrease) in shares outstanding	(5,350,000)	2,700,000	27,500,000	16,200,000

See notes to financial statements.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$214,980,604	$386,729,089	$28,815,347	$55,196,490
Net realized gain (loss)	292,224,400	1,235,684,293	(256,948,580)	436,107,888
Net change in unrealized appreciation/depreciation	2,676,060,826	(4,703,639,222)	976,409,111	(1,386,190,606)

Net increase (decrease) in net assets resulting from operations	3,183,265,830	(3,081,225,840)	748,275,878	(894,886,228)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(219,809,901)	(400,400,423)	(31,098,672)	(56,674,684)

Total distributions to shareholders	(219,809,901)	(400,400,423)	(31,098,672)	(56,674,684)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,368,774,093	94,721,172,277	1,445,295,517	2,666,071,826
Cost of shares redeemed	(40,920,995,544)	(96,812,264,359)	(1,338,301,989)	(3,095,480,123)

Net increase (decrease) in net assets from capital share transactions	447,778,549	(2,091,092,082)	106,993,528	(429,408,297)

INCREASE (DECREASE) IN NET ASSETS	3,411,234,478	(5,572,718,345)	824,170,734	(1,380,969,209)

NET ASSETS
Beginning of period	25,343,887,122	30,916,605,467	5,942,310,697	7,323,279,906

End of period	$28,755,121,600	$25,343,887,122	$6,766,481,431	$5,942,310,697

Distributions in excess of net investment income included in net assets at end of period	$(4,837,409)	$(8,112)	$(2,283,629)	$(304)

SHARES ISSUED AND REDEEMED
Shares sold	353,150,000	819,000,000	10,050,000	18,400,000
Shares redeemed	(350,700,000)	(838,700,000)	(9,400,000)	(21,950,000)

Net increase (decrease) in shares outstanding	2,450,000	(19,700,000)	650,000	(3,550,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$63,744,930	$115,845,986
Net realized gain	78,243,850	221,988,164
Net change in unrealized appreciation/depreciation	621,534,326	(840,851,160)

Net increase (decrease) in net assets resulting from operations	763,523,106	(503,017,010)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,623,899)	(120,780,176)

Total distributions to shareholders	(58,623,899)	(120,780,176)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,476,485,978	2,027,640,181
Cost of shares redeemed	(1,019,438,098)	(1,824,634,599)

Net increase in net assets from capital share transactions	457,047,880	203,005,582

INCREASE (DECREASE) IN NET ASSETS	1,161,947,087	(420,791,604)

NET ASSETS
Beginning of period	5,788,063,432	6,208,855,036

End of period	$6,950,010,519	$5,788,063,432

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,963,285	$(1,157,746)

SHARES ISSUED AND REDEEMED
Shares sold	14,500,000	21,000,000
Shares redeemed	(10,250,000)	(19,100,000)

Net increase in shares outstanding	4,250,000	1,900,000

See notes to financial statements.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$46.83	$46.70	$42.46	$35.58	$32.67	$30.31

Income from investment operations:
Net investment income[a]	0.50	0.96	0.87	0.81	0.70	0.61
Net realized and unrealized gain[b]	2.35	0.14	4.25	6.85	3.42	2.26

Total from investment operations	2.85	1.10	5.12	7.66	4.12	2.87

Less distributions from:
Net investment income	(0.50)	(0.97)	(0.88)	(0.78)	(1.21)	(0.51)

Total distributions	(0.50)	(0.97)	(0.88)	(0.78)	(1.21)	(0.51)

Net asset value, end of period	$49.18	$46.83	$46.70	$42.46	$35.58	$32.67

Total return	6.10%[c]	2.40%	12.10%	21.71%[d]	12.99%	9.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$105,738	$88,979	$93,402	$76,433	$53,371	$127,430
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.08%	2.06%	1.92%	2.06%	2.19%	2.08%
Portfolio turnover rate[f]	5%	7%	5%	6%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.68%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$53.74	$51.75	$45.27	$37.58	$35.18	$31.42

Income from investment operations:
Net investment income[a]	0.43	0.83	0.79	0.72	0.66	0.50
Net realized and unrealized gain[b]	2.11	2.00	6.46	7.69	2.40	3.76

Total from investment operations	2.54	2.83	7.25	8.41	3.06	4.26

Less distributions from:
Net investment income	(0.43)	(0.84)	(0.77)	(0.72)	(0.66)	(0.50)

Total distributions	(0.43)	(0.84)	(0.77)	(0.72)	(0.66)	(0.50)

Net asset value, end of period	$55.85	$53.74	$51.75	$45.27	$37.58	$35.18

Total return	4.75%[c]	5.52%	16.08%	22.53%[d]	8.82%	13.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$647,805	$631,482	$657,175	$459,480	$385,151	$348,272
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.56%	1.59%	1.62%	1.73%	1.88%	1.61%
Portfolio turnover rate[f]	14%	16%	10%	13%	16%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 22.50%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$41.57	$43.14	$40.86	$34.54	$30.22	$29.44

Income from investment operations:
Net investment income[a]	0.55	1.04	0.99	0.85	0.77	0.68
Net realized and unrealized gain (loss)[b]	2.57	(1.44)	2.30	6.26	4.33	0.91

Total from investment operations	3.12	(0.40)	3.29	7.11	5.10	1.59

Less distributions from:
Net investment income	(0.52)	(1.17)	(1.01)	(0.79)	(0.78)	(0.81)

Total distributions	(0.52)	(1.17)	(1.01)	(0.79)	(0.78)	(0.81)

Net asset value, end of period	$44.17	$41.57	$43.14	$40.86	$34.54	$30.22

Total return	7.55%[c]	(0.91)%	8.06%	20.77%	17.19%	5.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$165,649	$170,437	$181,173	$185,929	$94,992	$64,971
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.52%	2.47%	2.30%	2.26%	2.49%	2.42%
Portfolio turnover rate[e]	13%	16%	13%	14%	17%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$114.08	$115.94	$104.81	$87.30	$78.02	$73.86

Income from investment operations:
Net investment income[a]	1.16	2.22	2.03	1.79	1.67	1.36
Net realized and unrealized gain (loss)[b]	6.33	(1.78)	11.10	17.49	9.31	4.17

Total from investment operations	7.49	0.44	13.13	19.28	10.98	5.53

Less distributions from:
Net investment income	(1.10)	(2.30)	(2.00)	(1.77)	(1.70)	(1.37)

Total distributions	(1.10)	(2.30)	(2.00)	(1.77)	(1.70)	(1.37)

Net asset value, end of period	$120.47	$114.08	$115.94	$104.81	$87.30	$78.02

Total return	6.60%[c]	0.41%	12.59%	22.25%	14.30%	7.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,329,568	$14,801,765	$11,397,310	$8,892,931	$7,185,100	$6,912,836
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.96%	1.96%	1.82%	1.86%	2.12%	1.91%
Portfolio turnover rate[e]	3%	5%	5%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$99.82	$98.94	$86.57	$71.43	$66.11	$60.47

Income from investment operations:
Net investment income[a]	0.72	1.41	1.32	1.17	1.14	0.84
Net realized and unrealized gain[b]	4.39	0.87	12.36	15.13	5.30	5.61

Total from investment operations	5.11	2.28	13.68	16.30	6.44	6.45

Less distributions from:
Net investment income	(0.71)	(1.40)	(1.31)	(1.16)	(1.12)	(0.81)

Total distributions	(0.71)	(1.40)	(1.31)	(1.16)	(1.12)	(0.81)

Net asset value, end of period	$104.22	$99.82	$98.94	$86.57	$71.43	$66.11

Total return	5.14%[c]	2.34%	15.87%	22.96%	9.89%	10.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,426,533	$29,677,347	$29,148,989	$22,992,882	$19,406,502	$16,682,942
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.41%	1.44%	1.42%	1.47%	1.73%	1.41%
Portfolio turnover rate[e]	13%	16%	13%	15%	17%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$98.82	$103.08	$96.45	$81.24	$70.16	$68.67

Income from investment operations:
Net investment income[a]	1.25	2.34	2.16	1.93	1.75	1.51
Net realized and unrealized gain (loss)[b]	6.73	(4.08)	6.60	15.20	11.03	1.49

Total from investment operations	7.98	(1.74)	8.76	17.13	12.78	3.00

Less distributions from:
Net investment income	(1.14)	(2.52)	(2.13)	(1.92)	(1.70)	(1.51)

Total distributions	(1.14)	(2.52)	(2.13)	(1.92)	(1.70)	(1.51)

Net asset value, end of period	$105.66	$98.82	$103.08	$96.45	$81.24	$70.16

Total return	8.10%[c]	(1.66)%	9.10%	21.28%	18.52%	4.60%

Ratios/Supplemental data:
Net assets, end of period (000s)	$31,058,968	$26,330,160	$25,796,793	$21,286,193	$16,970,611	$12,257,469
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.42%	2.36%	2.13%	2.17%	2.42%	2.32%
Portfolio turnover rate[e]	12%	16%	13%	12%	16%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$110.74	$124.39	$116.43	$94.46	$82.84	$84.22

Income from investment operations:
Net investment income[a]	0.94	1.66	1.59	1.36	1.59	1.08
Net realized and unrealized gain (loss)[b]	13.60	(13.63)	7.96	22.06	11.73	(1.35)

Total from investment operations	14.54	(11.97)	9.55	23.42	13.32	(0.27)

Less distributions from:
Net investment income	(0.96)	(1.68)	(1.59)	(1.45)	(1.70)	(1.11)

Total distributions	(0.96)	(1.68)	(1.59)	(1.45)	(1.70)	(1.11)

Net asset value, end of period	$124.32	$110.74	$124.39	$116.43	$94.46	$82.84

Total return	13.19%[c]	(9.67)%	8.29%	24.91%	16.36%	(0.18)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,755,122	$25,343,887	$30,916,605	$28,815,539	$21,400,065	$14,870,314
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.61%	1.43%	1.37%	1.28%	1.91%	1.40%
Portfolio turnover rate[e]	13%	17%	19%	18%	19%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$132.79	$151.62	$136.14	$107.78	$95.38	$95.40

Income from investment operations:
Net investment income[a]	0.65	1.17	1.11	0.90	1.21	0.64
Net realized and unrealized gain (loss)[b]	16.31	(18.80)	15.47	28.45	12.62	0.01

Total from investment operations	16.96	(17.63)	16.58	29.35	13.83	0.65

Less distributions from:
Net investment income	(0.71)	(1.20)	(1.10)	(0.99)	(1.43)	(0.67)

Total distributions	(0.71)	(1.20)	(1.10)	(0.99)	(1.43)	(0.67)

Net asset value, end of period	$149.04	$132.79	$151.62	$136.14	$107.78	$95.38

Total return	12.81%[c]	(11.67)%	12.25%	27.28%	14.70%	0.75%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,766,481	$5,942,311	$7,323,280	$6,364,359	$4,785,405	$4,106,038
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.93%	0.82%	0.81%	0.72%	1.27%	0.73%
Portfolio turnover rate[e]	25%	28%	30%	29%	32%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$93.28	$103.22	$100.88	$83.97	$73.02	$75.44

Income from investment operations:
Net investment income[a]	1.03	1.89	1.85	1.62	1.82	1.36
Net realized and unrealized gain (loss)[b]	11.46	(9.88)	2.46	17.11	11.03	(2.39)

Total from investment operations	12.49	(7.99)	4.31	18.73	12.85	(1.03)

Less distributions from:
Net investment income	(0.94)	(1.95)	(1.97)	(1.82)	(1.90)	(1.39)

Total distributions	(0.94)	(1.95)	(1.97)	(1.82)	(1.90)	(1.39)

Net asset value, end of period	$104.83	$93.28	$103.22	$100.88	$83.97	$73.02

Total return	13.45%[c]	(7.76)%	4.34%	22.47%	17.95%	(1.20)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,950,011	$5,788,063	$6,208,855	$6,007,288	$5,038,204	$4,034,310
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.08%	1.98%	1.86%	1.76%	2.46%	1.98%
Portfolio turnover rate[e]	23%	26%	26%	30%	29%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares ETF	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

(“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell Top 200
Barclays Capital Inc.	$1,900	$1,900	$—
Citigroup Global Markets Inc.	39,463	39,463	—
Credit Suisse Securities (USA) LLC	159,757	159,757	—
Deutsche Bank Securities Inc.	1,667,900	1,667,900	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,422	6,422	—

	$1,875,442	$1,875,442	$—

Russell Top 200 Growth
Barclays Capital Inc.	$2,046	$2,046	$—
BNP Paribas Prime Brokerage International Ltd.	585	585	—
Credit Suisse Securities (USA) LLC	1,849,309	1,849,309	—
HSBC Bank PLC	183,673	183,673	—
Merrill Lynch, Pierce, Fenner & Smith	321,056	321,056	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	13,648	13,648	—

	$2,370,317	$2,370,317	$—

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell Top 200 Value
Barclays Capital Inc.	$8,331	$8,331	$—
Credit Suisse Securities (USA) LLC	54,079	54,079	—
SG Americas Securities LLC	5,446,438	5,446,438	—
Wells Fargo Securities LLC	29,232	29,232	—

	$5,538,080	$5,538,080	$—

Russell 1000
Barclays Capital Inc.	$793,643	$793,643	$—
BNP Paribas Prime Brokerage Inc.	5,646,154	5,646,154	—
BNP Paribas Prime Brokerage International Ltd.	3,098,440	3,098,440	—
Citigroup Global Markets Inc.	32,901,344	32,901,344	—
Credit Suisse Securities (USA) LLC	4,081,528	4,081,528	—
Deutsche Bank Securities Inc.	10,582,931	10,582,931	—
Goldman Sachs & Co.	57,453,794	57,453,794	—
HSBC Bank PLC	4,103	4,103	—
Jefferies LLC	608,258	608,258	—
JPMorgan Securities LLC	61,345,141	61,345,141	—
Merrill Lynch, Pierce, Fenner & Smith	20,736,946	20,736,946	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	84,148,379	84,148,379	—
National Financial Services LLC	197,721	197,721	—
Nomura Securities International Inc.	1,007,748	1,007,748	—
Scotia Capital (USA) Inc.	7,064,155	7,064,155	—
SG Americas Securities LLC	35,349,690	35,349,690	—
State Street Bank & Trust Company	27,052,624	27,052,624	—
Timber Hill LLC	333,624	333,624	—
UBS AG	115,663	115,663	—
UBS Securities LLC	13,383,580	13,383,580	—
Wells Fargo Securities LLC	1,729,067	1,729,067	—

	$367,634,533	$367,634,533	$—

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 1000 Growth
Barclays Capital Inc.	$3,945,287	$3,945,287	$—
BNP Paribas Prime Brokerage Inc.	1,992,056	1,992,056	—
BNP Paribas Prime Brokerage International Ltd.	22,358,844	22,358,844	—
Citigroup Global Markets Inc.	45,509,145	45,509,145	—
Credit Suisse Securities (USA) LLC	36,399,439	36,399,439	—
Deutsche Bank Securities Inc.	35,378,702	35,378,702	—
Goldman Sachs & Co.	129,747,689	129,747,689	—
HSBC Bank PLC	226,947	226,947	—
Jefferies LLC	5,742,037	5,742,037	—
JPMorgan Securities LLC	190,862,440	190,862,440	—
Merrill Lynch, Pierce, Fenner & Smith	35,632,147	35,632,147	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	122,449,815	122,449,815	—
National Financial Services LLC	5,493,178	5,493,178	—
Nomura Securities International Inc.	2,536,673	2,536,673	—
Scotia Capital (USA) Inc.	19,185,241	19,185,241	—
SG Americas Securities LLC	17,723	17,723	—
State Street Bank & Trust Company	51,506,646	51,506,646	—
Timber Hill LLC	537	537	—
UBS AG	6,114,720	6,114,720	—
UBS Securities LLC	16,767,170	16,767,170	—
Wells Fargo Securities LLC	7,691,914	7,691,914	—

	$739,558,350	$739,558,350	$—

Russell 1000 Value
Barclays Capital Inc.	$6,761,555	$6,761,555	$—
BNP Paribas Prime Brokerage Inc.	69,035,201	69,035,201	—
BNP Paribas Prime Brokerage International Ltd.	14,474,405	14,474,405	—
Citigroup Global Markets Inc.	18,527,398	18,527,398	—
Credit Suisse Securities (USA) LLC	11,840,616	11,840,616	—
Deutsche Bank Securities Inc.	5,573,956	5,573,956	—
Goldman Sachs & Co.	28,514,201	28,514,201	—
HSBC Bank PLC	1,563,011	1,563,011	—
Jefferies LLC	592,547	592,547	—
JPMorgan Securities LLC	42,487,385	42,487,385	—
Merrill Lynch, Pierce, Fenner & Smith	82,582,593	82,582,593	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	94,257,821	94,257,821	—
National Financial Services LLC	593,555	593,555	—
Nomura Securities International Inc.	1,449,140	1,449,140	—
Scotia Capital (USA) Inc.	331,299	331,299	—
SG Americas Securities LLC	139,624,486	139,624,486	—
State Street Bank & Trust Company	16,226,613	16,226,613	—
Timber Hill LLC	2,079,751	2,079,751	—
UBS AG	9,932,670	9,932,670	—
UBS Securities LLC	2,347,816	2,347,816	—
Wells Fargo Securities LLC	3,152,709	3,152,709	—

	$551,948,728	$551,948,728	$—

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 2000
Barclays Capital Inc.	$102,083,702	$102,083,702	$—
BNP Paribas Prime Brokerage Inc.	38,012,261	38,012,261	—
BNP Paribas Prime Brokerage International Ltd.	118,541,753	118,541,753	—
Citigroup Global Markets Inc.	312,533,141	312,533,141	—
Credit Suisse Securities (USA) LLC	232,068,770	232,068,770	—
Deutsche Bank Securities Inc.	307,731,684	307,731,684	—
Goldman Sachs & Co.	1,056,028,405	1,056,028,405	—
HSBC Bank PLC	22,197,028	22,197,028	—
Jefferies LLC	13,930,965	13,930,965	—
JPMorgan Securities LLC	612,804,947	612,804,947	—
Merrill Lynch, Pierce, Fenner & Smith	298,317,711	298,317,711	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	596,673,826	596,673,826	—
National Financial Services LLC	96,207,347	96,207,347	—
Nomura Securities International Inc.	31,523,092	31,523,092	—
RBC Capital Markets LLC	9,756,837	9,756,837	—
Scotia Capital (USA) Inc.	59,163,519	59,163,519	—
SG Americas Securities LLC	7,636,696	7,636,696	—
State Street Bank & Trust Company	57,524,001	57,524,001	—
Timber Hill LLC	2,674,321	2,674,321	—
UBS AG	9,820,373	9,820,373	—
UBS Securities LLC	101,513,848	101,513,848	—
Wells Fargo Securities LLC	95,104,600	95,104,600	—

	$4,181,848,827	$4,181,848,827	$—

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 2000 Growth
Barclays Capital Inc.	$27,683,334	$27,683,334	$—
BMO Capital Markets	837,112	837,112	—
BNP Paribas Prime Brokerage Inc.	4,723,113	4,723,113	—
BNP Paribas Prime Brokerage International Ltd.	43,500,447	43,500,447	—
Citigroup Global Markets Inc.	106,567,484	106,567,484	—
Credit Suisse Securities (USA) LLC	57,327,983	57,327,983	—
Deutsche Bank Securities Inc.	135,252,423	135,252,423	—
Goldman Sachs & Co.	312,073,297	312,073,297	—
HSBC Bank PLC	22,497,858	22,497,858	—
Jefferies LLC	11,631,032	11,631,032	—
JPMorgan Securities LLC	153,454,921	153,454,921	—
Merrill Lynch, Pierce, Fenner & Smith	95,616,634	95,616,634	—
Mizuho Securities USA Inc.	218,113	218,113	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	201,803,337	201,803,337	—
National Financial Services LLC	23,138,477	23,138,477	—
Nomura Securities International Inc.	4,018,673	4,018,673	—
RBC Capital Markets LLC	7,443,280	7,443,280	—
Scotia Capital (USA) Inc.	12,516,831	12,516,831	—
SG Americas Securities LLC	336,490	336,490	—
State Street Bank & Trust Company	24,719,754	24,719,754	—
Timber Hill LLC	2,268,582	2,268,582	—
UBS AG	5,331,741	5,331,741	—
UBS Securities LLC	30,463,094	30,463,094	—
Wells Fargo Securities LLC	30,598,946	30,598,946	—

	$1,314,022,956	$1,314,022,956	$—

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 2000 Value
Barclays Capital Inc.	$16,450,325	$16,450,325	$—
BNP Paribas Prime Brokerage Inc.	5,468,264	5,468,264	—
BNP Paribas Prime Brokerage International Ltd.	18,500,996	18,500,996	—
Citigroup Global Markets Inc.	39,710,225	39,710,225	—
Credit Suisse Securities (USA) LLC	32,333,736	32,333,736	—
Deutsche Bank Securities Inc.	58,389,092	58,389,092	—
Goldman Sachs & Co.	201,363,054	201,363,054	—
HSBC Bank PLC	3,845,363	3,845,363	—
Jefferies LLC	2,831,436	2,831,436	—
JPMorgan Securities LLC	96,161,058	96,161,058	—
Merrill Lynch, Pierce, Fenner & Smith	55,786,728	55,786,728	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	124,079,939	124,079,939	—
National Financial Services LLC	20,900,048	20,900,048	—
Nomura Securities International Inc.	2,088,763	2,088,763	—
RBC Capital Markets LLC	3,232,654	3,232,654	—
Scotia Capital (USA) Inc.	3,527,698	3,527,698	—
SG Americas Securities LLC	1,929,101	1,929,101	—
State Street Bank & Trust Company	13,190,181	13,190,181	—
Timber Hill LLC	247,223	247,223	—
UBS AG	672,294	672,294	—
UBS Securities LLC	22,244,713	22,244,713	—
Wells Fargo Securities LLC	23,217,383	23,217,383	—

	$746,170,274	$746,170,274	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

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iSHARES® TRUST

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $111 billion
0.1715	[a]	Over $111 billion, up to and including $141 billion
0.1630	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $111 billion
0.2144	[a]	Over $111 billion, up to and including $141 billion
0.2037	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Russell Top 200	$2,924
Russell Top 200 Growth	35,346
Russell Top 200 Value	257
Russell 1000	759,148
Russell 1000 Growth	2,166,241

iShares ETF	Fees Paid to BTC
Russell 1000 Value	$531,179
Russell 2000	13,639,425
Russell 2000 Growth	4,435,276
Russell 2000 Value	2,114,557

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$2,965,441	$1,853,880
Russell Top 200 Growth	65,887,396	60,391,618
Russell Top 200 Value	17,642,548	15,188,200
Russell 1000	201,482,448	119,328,624
Russell 1000 Growth	2,611,885,848	2,993,583,280
Russell 1000 Value	3,105,235,377	2,217,907,446
Russell 2000	557,698,162	993,751,788
Russell 2000 Growth	902,414,361	837,467,384
Russell 2000 Value	603,837,587	964,040,682

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$5,469,301	$5,153,489
Russell Top 200 Growth	89,477,255	89,359,626
Russell Top 200 Value	21,829,383	20,950,144
Russell 1000	541,030,508	420,059,614
Russell 1000 Growth	3,940,862,029	3,836,875,583
Russell 1000 Value	3,872,062,026	3,493,056,327
Russell 2000	4,106,041,400	3,460,502,141
Russell 2000 Growth	1,769,057,072	1,582,656,408
Russell 2000 Value	1,584,312,511	1,438,741,801

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$16,822,020	$4,898,381
Russell Top 200 Growth	24,695,316	32,556,492
Russell Top 200 Value	2,116,002	16,678,225
Russell 1000	1,955,853,823	1,260,431,734
Russell 1000 Growth	1,610,214,991	2,133,404,373
Russell 1000 Value	5,487,634,433	2,637,061,258
Russell 2000	40,466,424,616	39,983,468,766
Russell 2000 Growth	1,422,615,987	1,316,296,476
Russell 2000 Value	1,431,470,529	987,564,651

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$225,071	$498,087	$85,969

Assets
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$708,692	$110,749	$133,722

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$2,388,274	$1,818,368	$4,747,117

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$(511,551)	$(413,730)	$(1,608,431)

	Net Realized Gain (Loss)
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$4,887,649	$1,409,276	$1,895,197

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$(1,041,651)	$(164,174)	$(306,570)

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2016 :

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Average value of contracts purchased	$41,282,998	$63,851,223	$85,925,203

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Average value of contracts purchased	$76,437,057	$16,094,050	$19,750,213

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$944,918	$—	$—	$6,757	$951,675
Russell Top 200 Growth	14,518,458	—	—	3,894,801	18,413,259
Russell Top 200 Value	1,474,991	—	—	3,410,225	4,885,216
Russell 1000	—	55,386,729	198,974,722	9,763,988	264,125,439
Russell 1000 Growth	—	618,155,074	1,537,593,620	398,954,951	2,554,703,645
Russell 1000 Value	—	—	537,253,151	147,982,939	685,236,090
Russell 2000	2,334,356,263	304,954,114	965,955,801	369,305,656	3,974,571,834
Russell 2000 Growth	145,594,055	291,496,992	592,964,832	276,373,290	1,306,429,169
Russell 2000 Value	48,141,374	—	443,046,329	113,368,565	604,556,268

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	93

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF and iShares Russell Top 200 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds, except for iShares Russell Top 200 Growth ETF, which were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

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disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Russell 1000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

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securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by

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an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds, except for iShares Russell 1000 Growth ETF, which were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory

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requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as iShares Russell 2000 ETF and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of iShares Russell 2000 ETF, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	103

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.478577	$—	$0.017810	$0.496387	96%	—%	4%		100%
Russell Top 200 Growth	0.431609	—	0.002256	0.433865	99	—	1		100
Russell Top 200 Value	0.522455	—	0.002215	0.524670	100	—	0	[a]	100
Russell 1000	1.084310	—	0.020171	1.104481	98	—	2		100
Russell 1000 Growth	0.708911	—	0.005685	0.714596	99	—	1		100
Russell 1000 Value	1.117030	—	0.019846	1.136876	98	—	2		100
Russell 2000	0.804465	—	0.160332	0.964797	83	—	17		100
Russell 2000 Growth	0.694815	—	0.015563	0.710378	98	—	2		100
Russell 2000 Value	0.835944	—	0.104849	0.940793	89	—	11		100

[a]	Rounds to less than 1%.

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	105

Notes:

106	2016 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-305-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Russell U.S. Growth ETF | IUSG | NYSE Arca
➢	iShares Core Russell U.S. Value ETF | IUSV | NYSE Arca
➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Fund Performance Overview

iSHARES® CORE RUSSELL U.S. GROWTH ETF

Performance as of September 30, 2016

The iShares Core Russell U.S. Growth ETF (the “Fund”) (formerly the iShares Core U.S. Growth ETF) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics, as represented by the Russell 3000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 5.77%, net of fees, while the total return for the Index was 5.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.62%	14.15%	13.64%	13.62%	14.15%	13.64%
5 Years	16.40%	16.49%	16.56%	113.72%	114.50%	115.13%
10 Years	8.62%	8.67%	8.80%	128.68%	129.63%	132.49%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,057.70	$0.36	$1,000.00	$1,024.70	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	31.04%
Consumer Discretionary	20.16
Health Care	17.30
Industrials	10.79
Consumer Staples	9.14
Materials	3.68
Real Estate	3.02
Financials	2.88
Telecommunication Services	1.18
Energy	0.69
Utilities	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	4.99%
Microsoft Corp.	3.83
Amazon.com Inc.	2.86
Facebook Inc. Class A	2.53
Alphabet Inc. Class A	2.07
Alphabet Inc. Class C	2.03
Home Depot Inc. (The)	1.41
Visa Inc. Class A	1.39
Walt Disney Co. (The)	1.32
Comcast Corp. Class A	1.30

TOTAL	23.73%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE RUSSELL U.S. VALUE ETF

Performance as of September 30, 2016

The iShares Core Russell U.S. Value ETF (the “Fund”) (formerly the iShares Core U.S. Value ETF) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics, as represented by the Russell 3000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 8.57%, net of fees, while the total return for the Index was 8.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.32%	17.88%	16.38%	16.32%	17.88%	16.38%
5 Years	15.90%	16.21%	16.09%	109.14%	111.96%	110.84%
10 Years	5.69%	5.82%	5.84%	73.88%	76.11%	76.47%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.70	$0.37	$1,000.00	$1,024.70	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	23.92%
Energy	12.83
Health Care	10.99
Information Technology	10.08
Industrials	9.73
Consumer Staples	8.41
Utilities	6.51
Real Estate	5.56
Consumer Discretionary	5.32
Telecommunication Services	3.67
Materials	2.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.22%
Berkshire Hathaway Inc. Class B	2.42
Johnson & Johnson	2.38
AT&T Inc.	2.22
JPMorgan Chase & Co.	2.15
Procter & Gamble Co. (The)	2.10
General Electric Co.	1.95
Wells Fargo & Co.	1.79
Chevron Corp.	1.72
Pfizer Inc.	1.68

TOTAL	21.63%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MICRO-CAP ETF

Performance as of September 30, 2016

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 15.69%, net of fees, while the total return for the Index was 15.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.65%	13.58%	13.47%	13.65%	13.58%	13.47%
5 Years	16.30%	16.34%	16.37%	112.79%	113.16%	113.41%
10 Years	5.09%	5.10%	5.50%	64.35%	64.42%	70.73%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,156.90	$3.24	$1,000.00	$1,022.10	$3.04	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	23.73%
Health Care	21.19
Information Technology	15.16
Consumer Discretionary	12.93
Industrials	11.06
Real Estate	4.24
Energy	3.94
Materials	2.86
Consumer Staples	2.04
Utilities	1.47
Telecommunication Services	1.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Merit Medical Systems Inc.	0.32%
Synergy Pharmaceuticals Inc.	0.30
Stewart Information Services Corp.	0.29
Mercury Systems Inc.	0.29
MacroGenics Inc.	0.29
Hannon Armstrong Sustainable Infrastructure Capital Inc.	0.29
Oclaro Inc.	0.28
Team Inc.	0.28
Aerie Pharmaceuticals Inc.	0.28
Patrick Industries Inc.	0.27

TOTAL	2.89%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 3000 ETF

Performance as of September 30, 2016

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 7.05%, net of fees, while the total return for the Index was 7.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.79%	14.82%	14.96%	14.79%	14.82%	14.96%
5 Years	16.15%	16.14%	16.36%	111.42%	111.32%	113.28%
10 Years	7.22%	7.22%	7.37%	100.87%	100.74%	103.63%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,070.50	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Information Technology	20.62%
Health Care	14.13
Financials	13.37
Consumer Discretionary	12.78
Industrials	10.25
Consumer Staples	8.78
Energy	6.72
Real Estate	4.30
Materials	3.33
Utilities	3.30
Telecommunication Services	2.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	2.73%
Microsoft Corp.	1.93
Exxon Mobil Corp.	1.61
Amazon.com Inc.	1.44
Johnson & Johnson	1.43
Facebook Inc. Class A	1.27
Berkshire Hathaway Inc. Class B	1.21
General Electric Co.	1.20
AT&T Inc.	1.10
JPMorgan Chase & Co.	1.07

TOTAL	14.99%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP ETF

Performance as of September 30, 2016

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 7.71%, net of fees, while the total return for the Index was 7.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.04%	14.06%	14.25%	14.04%	14.06%	14.25%
5 Years	16.48%	16.47%	16.67%	114.38%	114.32%	116.19%
10 Years	8.16%	8.16%	8.32%	119.17%	119.11%	122.32%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.10	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Consumer Discretionary	15.95%
Information Technology	14.99
Industrials	12.37
Financials	11.77
Real Estate	10.44
Health Care	10.00
Utilities	6.37
Energy	6.21
Materials	5.62
Consumer Staples	5.29
Telecommunication Services	0.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Johnson Controls International PLC	0.70%
NVIDIA Corp.	0.57
Prologis Inc.	0.46
Intuitive Surgical Inc.	0.45
Sempra Energy	0.44
Welltower Inc.	0.44
Illumina Inc.	0.44
O’Reilly Automotive Inc.	0.44
Edwards Lifesciences Corp.	0.42
Ross Stores Inc.	0.42

TOTAL	4.78%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of September 30, 2016

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 6.13%, net of fees, while the total return for the Index was 6.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.05%	11.05%	11.24%	11.05%	11.05%	11.24%
5 Years	15.63%	15.62%	15.85%	106.67%	106.65%	108.65%
10 Years	8.30%	8.30%	8.51%	121.92%	121.98%	126.28%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.30	$1.29	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Consumer Discretionary	23.43%
Information Technology	22.23
Health Care	16.24
Industrials	13.92
Consumer Staples	7.35
Materials	5.05
Financials	4.90
Real Estate	4.80
Energy	1.45
Telecommunication Services	0.49
Utilities	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

NVIDIA Corp.	1.26%
Intuitive Surgical Inc.	0.99
Illumina Inc.	0.96
O’Reilly Automotive Inc.	0.95
Edwards Lifesciences Corp.	0.92
Ross Stores Inc.	0.91
Equinix Inc.	0.90
Electronic Arts Inc.	0.89
Newell Brands Inc.	0.89
Zoetis Inc.	0.85

TOTAL	9.52%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of September 30, 2016

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 9.28%, net of fees, while the total return for the Index was 9.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.01%	17.01%	17.26%	17.01%	17.01%	17.26%
5 Years	17.12%	17.10%	17.38%	120.34%	120.19%	122.78%
10 Years	7.71%	7.69%	7.89%	110.09%	109.85%	113.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,092.80	$1.31	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Financials	17.54%
Real Estate	15.20
Utilities	11.62
Industrials	11.07
Energy	10.23
Consumer Discretionary	9.64
Information Technology	8.88
Materials	6.11
Health Care	4.74
Consumer Staples	3.56
Telecommunication Services	1.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Johnson Controls International PLC	1.02%
Prologis Inc.	0.85
Sempra Energy	0.81
Welltower Inc.	0.81
AvalonBay Communities Inc.	0.74
Weyerhaeuser Co.	0.72
PPL Corp.	0.71
Synchrony Financial	0.71
Consolidated Edison Inc.	0.70
Edison International	0.70

TOTAL	7.77%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	50,276	$6,623,360	0.69%
Lockheed Martin Corp.	21,423	5,135,522	0.53
Other securities[a]		10,842,810	1.13

		22,601,692	2.35
AIR FREIGHT & LOGISTICS
FedEx Corp.	21,055	3,677,887	0.38
United Parcel Service Inc. Class B	58,292	6,374,813	0.66
Other securities[a]		1,670,732	0.18

		11,723,432	1.22
AIRLINES
Other securities[a]		5,093,745	0.53

		5,093,745	0.53
AUTO COMPONENTS
Other securities[a]		4,764,230	0.50

		4,764,230	0.50
AUTOMOBILES
Other securities[a]		3,198,974	0.33

		3,198,974	0.33
BANKS
Other securities[a]		3,367,357	0.35

		3,367,357	0.35
BEVERAGES
Coca-Cola Co. (The)	245,635	10,395,273	1.08
PepsiCo Inc.	105,914	11,520,266	1.20
Other securities[a]		6,719,958	0.70

		28,635,497	2.98
BIOTECHNOLOGY
AbbVie Inc.	136,392	8,602,243	0.89
Amgen Inc.	63,320	10,562,409	1.10
Biogen Inc.[b]	18,453	5,776,343	0.60
Celgene Corp.[b]	64,748	6,768,108	0.70
Gilead Sciences Inc.	111,673	8,835,568	0.92
Other securities[a]		19,415,832	2.03

		59,960,503	6.24
BUILDING PRODUCTS
Other securities[a]		4,540,690	0.47

		4,540,690	0.47
CAPITAL MARKETS
Other securities[a]		15,430,308	1.60

		15,430,308	1.60

Security	Shares	Value	% of Net Assets
CHEMICALS
EI du Pont de Nemours & Co.	73,715	$4,936,694	0.51%
Other securities[a]		21,181,206	2.21

		26,117,900	2.72
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		7,406,412	0.77

		7,406,412	0.77
COMMUNICATIONS EQUIPMENT
Other securities[a]		4,270,788	0.44

		4,270,788	0.44
CONSTRUCTION & ENGINEERING
Other securities[a]		1,104,077	0.11

		1,104,077	0.11
CONSTRUCTION MATERIALS
Other securities[a]		2,626,110	0.27

		2,626,110	0.27
CONSUMER FINANCE
Other securities[a]		977,386	0.10

		977,386	0.10
CONTAINERS & PACKAGING
Other securities[a]		5,148,882	0.54

		5,148,882	0.54
DISTRIBUTORS
Other securities[a]		2,530,652	0.26

		2,530,652	0.26
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,666,939	0.17

		1,666,939	0.17
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		1,945	0.00

		1,945	0.00
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	172,012	8,941,184	0.93
Other securities[a]		1,581,178	0.16

		10,522,362	1.09
ELECTRIC UTILITIES
Other securities[a]		379,955	0.04

		379,955	0.04
ELECTRICAL EQUIPMENT
Other securities[a]		3,543,891	0.37

		3,543,891	0.37

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$5,680,263	0.59%

		5,680,263	0.59
ENERGY EQUIPMENT & SERVICES
Other securities[a]		295,664	0.03

		295,664	0.03
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	35,543	4,028,088	0.42
Simon Property Group Inc.	23,510	4,866,805	0.51
Other securities[a]		19,022,265	1.97

		27,917,158	2.90
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	36,716	5,599,557	0.58
CVS Health Corp.	85,214	7,583,194	0.79
Other securities[a]		7,504,622	0.78

		20,687,373	2.15
FOOD PRODUCTS
Other securities[a]		15,053,351	1.57

		15,053,351	1.57
GAS UTILITIES
Other securities[a]		99,871	0.01

		99,871	0.01
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		28,817,441	3.00

		28,817,441	3.00
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	79,023	11,063,220	1.15
Other securities[a]		23,270,056	2.42

		34,333,276	3.57
HEALTH CARE TECHNOLOGY
Other securities[a]		3,537,939	0.37

		3,537,939	0.37
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	74,077	8,545,523	0.89
Starbucks Corp.	120,237	6,509,631	0.68
Other securities[a]		16,035,230	1.66

		31,090,384	3.23
HOUSEHOLD DURABLES
Other securities[a]		6,793,317	0.71

		6,793,317	0.71

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Other securities[a]		$7,108,825	0.74%

		7,108,825	0.74
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		171,237	0.02

		171,237	0.02
INDUSTRIAL CONGLOMERATES
3M Co.	49,593	8,739,774	0.91
General Electric Co.	150,633	4,461,750	0.46
Honeywell International Inc.	64,139	7,477,966	0.78
Other securities[a]		982,848	0.10

		21,662,338	2.25
INSURANCE
Other securities[a]		7,470,494	0.78

		7,470,494	0.78
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	32,792	27,457,069	2.86
Priceline Group Inc. (The)[b]	4,167	6,131,699	0.64
Other securities[a]		6,593,127	0.68

		40,181,895	4.18
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	24,752	19,902,093	2.07
Alphabet Inc. Class Cb	25,010	19,440,023	2.02
Facebook Inc. Class Ab	189,150	24,262,270	2.52
Other securities[a]		12,768,409	1.33

		76,372,795	7.94
IT SERVICES
Accenture PLC Class A	52,569	6,422,355	0.67
International Business Machines Corp.	50,922	8,088,960	0.84
MasterCard Inc. Class A	81,233	8,267,082	0.86
PayPal Holdings Inc.[b]	95,482	3,911,898	0.41
Visa Inc. Class A	160,624	13,283,605	1.38
Other securities[a]		23,794,945	2.47

		63,768,845	6.63
LEISURE PRODUCTS
Other securities[a]		2,677,734	0.28

		2,677,734	0.28

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$9,281,547	0.97%

		9,281,547	0.97
MACHINERY
Other securities[a]		13,068,179	1.36

		13,068,179	1.36
MARINE
Other securities[a]		64,406	0.01

		64,406	0.01
MEDIA
Charter Communications Inc. Class Ab	16,887	4,558,983	0.47
Comcast Corp. Class A	187,899	12,465,220	1.30
Walt Disney Co. (The)	136,780	12,701,391	1.32
Other securities[a]		16,185,404	1.68

		45,910,998	4.77
METALS & MINING
Other securities[a]		836,980	0.09

		836,980	0.09
MULTI-UTILITIES
Other securities[a]		237,813	0.02

		237,813	0.02
MULTILINE RETAIL
Other securities[a]		4,300,954	0.45

		4,300,954	0.45
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		6,278,269	0.65

		6,278,269	0.65
PAPER & FOREST PRODUCTS
Other securities[a]		571,826	0.06

		571,826	0.06
PERSONAL PRODUCTS
Other securities[a]		2,346,326	0.24

		2,346,326	0.24
PHARMACEUTICALS
Allergan PLC[b]	19,759	4,550,695	0.47
Bristol-Myers Squibb Co.	140,747	7,589,078	0.79
Eli Lilly & Co.	82,208	6,598,014	0.69
Johnson & Johnson	40,115	4,738,785	0.49
Other securities[a]		6,538,654	0.68

		30,015,226	3.12

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[a]		$5,538,753	0.58%

		5,538,753	0.58
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,058,515	0.11

		1,058,515	0.11
ROAD & RAIL
Other securities[a]		2,952,559	0.31

		2,952,559	0.31
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	31,770	5,480,960	0.57
Texas Instruments Inc.	84,701	5,944,316	0.62
Other securities[a]		17,720,976	1.84

		29,146,252	3.03
SOFTWARE
Adobe Systems Inc.[b]	41,135	4,464,793	0.46
Microsoft Corp.	638,478	36,776,333	3.82
salesforce.com inc.[b]	53,953	3,848,467	0.40
Other securities[a]		24,521,148	2.56

		69,610,741	7.24
SPECIALTY RETAIL
Home Depot Inc. (The)	104,890	13,497,245	1.40
Lowe’s Companies Inc.	75,381	5,443,262	0.57
TJX Companies Inc. (The)	55,749	4,168,910	0.43
Other securities[a]		15,051,171	1.57

		38,160,588	3.97
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	423,202	47,842,986	4.97
Other securities[a]		1,083,677	0.12

		48,926,663	5.09
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	111,654	5,878,583	0.61
Other securities[a]		6,273,764	0.65

		12,152,347	1.26
THRIFTS & MORTGAGE FINANCE
Other securities[a]		371,035	0.04

		371,035	0.04
TOBACCO
Altria Group Inc.	164,899	10,426,564	1.08
Other securities[a]		3,450,299	0.36

		13,876,863	1.44

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		$4,182,671	0.44%

		4,182,671	0.44
WATER UTILITIES
Other securities[a]		237,940	0.02

		237,940	0.02
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		814,858	0.08

		814,858	0.08

TOTAL COMMON STOCKS
(Cost: $930,383,917)		959,276,236	99.75

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	36,660,809	36,660,809	3.81
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	778,994	778,994	0.08

		37,439,803	3.89

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,439,803)		37,439,803	3.89

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $967,823,720)[f]	$996,716,039	103.64%
Other Assets, Less Liabilities	(35,044,591)	(3.64)

NET ASSETS	$961,671,448	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $970,623,520. Net unrealized appreciation was $26,092,519, of which $71,551,642 represented gross unrealized appreciation on securities and $45,459,123 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	3,073	132	(3,205)	—	$—	$6,845	$(27,853)

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	4	Dec. 2016	ICE Markets Equity	$493,287	$499,320	$6,033
S&P 500 E-Mini	16	Dec. 2016	Chicago Mercantile	1,715,055	1,728,320	13,265

				Net unrealized appreciation		$19,298

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$959,259,998	$—	$16,238	$959,276,236
Money market funds	37,439,803	—	—	37,439,803

Total	$996,699,801	$—	$16,238	$996,716,039

Derivative financial instruments[a]:
Assets:
Futures contracts	$19,298	$—	$—	$19,298

Total	$19,298	$—	$—	$19,298

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	58,347	$5,928,055	0.70%
Other securities[a]		7,078,600	0.83

		13,006,655	1.53
AIR FREIGHT & LOGISTICS
Other securities[a]		642,645	0.08

		642,645	0.08
AIRLINES
Other securities[a]		4,300,847	0.51

		4,300,847	0.51
AUTO COMPONENTS
Other securities[a]		4,471,584	0.53

		4,471,584	0.53
AUTOMOBILES
Ford Motor Co.	291,826	3,522,340	0.42
General Motors Co.	105,346	3,346,842	0.39

		6,869,182	0.81
BANKS
Bank of America Corp.	772,623	12,091,550	1.42
Citigroup Inc.	220,731	10,425,125	1.23
JPMorgan Chase & Co.	273,642	18,221,821	2.14
PNC Financial Services Group Inc. (The)[b]	37,530	3,381,078	0.40
U.S. Bancorp.	122,043	5,234,424	0.62
Wells Fargo & Co.	343,491	15,209,781	1.79
Other securities[a]		27,207,428	3.20

		91,771,207	10.80
BEVERAGES
Other securities[a]		6,147,046	0.72

		6,147,046	0.72
BIOTECHNOLOGY
Other securities[a]		1,477,160	0.17

		1,477,160	0.17
BUILDING PRODUCTS
Other securities[a]		1,255,733	0.15

		1,255,733	0.15
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	78,674	3,137,519	0.37
BlackRock Inc.[b]	9,390	3,403,499	0.40

Security	Shares	Value	% of Net Assets
Goldman Sachs Group Inc. (The)	28,993	$4,675,701	0.55%
Morgan Stanley	107,261	3,438,788	0.40
Other securities[a]		15,084,816	1.78

		29,740,323	3.50
CHEMICALS
Dow Chemical Co. (The)	84,335	4,371,083	0.51
Other securities[a]		8,932,467	1.06

		13,303,550	1.57
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		2,563,543	0.30

		2,563,543	0.30
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	378,365	12,001,738	1.41
Other securities[a]		4,231,786	0.50

		16,233,524	1.91
CONSTRUCTION & ENGINEERING
Other securities[a]		2,446,071	0.29

		2,446,071	0.29
CONSTRUCTION MATERIALS
Other securities[a]		168,235	0.02

		168,235	0.02
CONSUMER FINANCE
American Express Co.	60,119	3,850,021	0.45
Other securities[a]		7,672,810	0.91

		11,522,831	1.36
CONTAINERS & PACKAGING
Other securities[a]		3,619,641	0.43

		3,619,641	0.43
DISTRIBUTORS
Other securities[a]		74,497	0.01

		74,497	0.01
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,028,949	0.12

		1,028,949	0.12
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	142,149	20,536,266	2.42
Other securities[a]		1,069,286	0.12

		21,605,552	2.54

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	463,115	$18,807,100	2.21%
Verizon Communications Inc.	153,391	7,973,264	0.94
Other securities[a]		3,286,376	0.39

		30,066,740	3.54
ELECTRIC UTILITIES
Duke Energy Corp.	51,829	4,148,393	0.49
NextEra Energy Inc.	34,622	4,234,963	0.50
Southern Co. (The)	70,629	3,623,268	0.43
Other securities[a]		20,105,693	2.36

		32,112,317	3.78
ELECTRICAL EQUIPMENT
Other securities[a]		6,291,175	0.74

		6,291,175	0.74
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		6,791,005	0.80

		6,791,005	0.80
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	104,623	8,227,553	0.97
Other securities[a]		10,052,982	1.18

		18,280,535	2.15
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	5,199	81,000	0.01
Other securities[a]		49,514,620	5.83

		49,595,620	5.84
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	113,719	8,201,414	0.97
Walgreens Boots Alliance Inc.	51,320	4,137,418	0.49
Other securities[a]		1,496,502	0.17

		13,835,334	1.63
FOOD PRODUCTS
Kraft Heinz Co. (The)	39,074	3,497,514	0.41
Mondelez International Inc. Class A	112,293	4,929,663	0.58
Other securities[a]		7,805,474	0.92

		16,232,651	1.91
GAS UTILITIES
Other securities[a]		3,232,839	0.38

		3,232,839	0.38

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	110,340	$4,666,279	0.55%
Medtronic PLC	105,417	9,108,029	1.07
Other securities[a]		8,360,846	0.99

		22,135,154	2.61
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		11,300,218	1.33

		11,300,218	1.33
HEALTH CARE TECHNOLOGY
Other securities[a]		225,592	0.03

		225,592	0.03
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		6,071,240	0.71

		6,071,240	0.71
HOUSEHOLD DURABLES
Other securities[a]		3,942,574	0.46

		3,942,574	0.46
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	53,558	3,970,790	0.47
Procter & Gamble Co. (The)[d]	198,382	17,804,785	2.10
Other securities[a]		922,651	0.10

		22,698,226	2.67
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		1,863,043	0.22

		1,863,043	0.22
INDUSTRIAL CONGLOMERATES
General Electric Co.	557,576	16,515,401	1.94
Other securities[a]		1,026,825	0.12

		17,542,226	2.06
INSURANCE
American International Group Inc.	83,363	4,946,760	0.58
Chubb Ltd.	34,738	4,364,830	0.51
Other securities[a]		32,007,213	3.77

		41,318,803	4.86
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		659,172	0.08

		659,172	0.08
INTERNET SOFTWARE & SERVICES
Other securities[a]		3,663,578	0.43

		3,663,578	0.43

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	20,690	$3,286,607	0.39%
Other securities[a]		3,762,625	0.44

		7,049,232	0.83
LEISURE PRODUCTS
Other securities[a]		324,895	0.04

		324,895	0.04
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		4,918,144	0.58

		4,918,144	0.58
MACHINERY
Caterpillar Inc.	41,914	3,720,706	0.44
Other securities[a]		15,354,906	1.81

		19,075,612	2.25
MARINE
Other securities[a]		347,030	0.04

		347,030	0.04
MEDIA
Other securities[a]		8,038,007	0.95

		8,038,007	0.95
METALS & MINING
Other securities[a]		7,764,656	0.91

		7,764,656	0.91
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		64,084	0.01

		64,084	0.01
MULTI-UTILITIES
Dominion Resources Inc./VA	43,372	3,221,238	0.38
Other securities[a]		13,199,941	1.55

		16,421,179	1.93
MULTILINE RETAIL
Other securities[a]		4,532,931	0.53

		4,532,931	0.53
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	141,316	14,544,243	1.71
ConocoPhillips	93,184	4,050,708	0.48
EOG Resources Inc.	36,685	3,547,806	0.42
Exxon Mobil Corp.	313,234	27,339,064	3.22
Kinder Morgan Inc./DE	144,548	3,343,395	0.39

Security	Shares	Value	% of Net Assets
Occidental Petroleum Corp.	57,308	$4,178,899	0.49%
Other securities[a]		33,511,001	3.94

		90,515,116	10.65
PAPER & FOREST PRODUCTS
Other securities[a]		456,085	0.05

		456,085	0.05
PERSONAL PRODUCTS
Other securities[a]		976,876	0.11

		976,876	0.11
PHARMACEUTICALS
Johnson & Johnson	170,814	20,178,258	2.38
Merck & Co. Inc.	208,252	12,997,007	1.53
Pfizer Inc.	420,076	14,227,974	1.67
Other securities[a]		5,695,906	0.67

		53,099,145	6.25
PROFESSIONAL SERVICES
Other securities[a]		1,614,282	0.19

		1,614,282	0.19
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,270,045	0.15

		1,270,045	0.15
ROAD & RAIL
Union Pacific Corp.	53,448	5,212,783	0.61
Other securities[a]		6,300,082	0.75

		11,512,865	1.36
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	323,291	12,204,235	1.44
QUALCOMM Inc.	87,563	5,998,066	0.71
Other securities[a]		9,056,678	1.06

		27,258,979	3.21
SOFTWARE
Oracle Corp.	200,536	7,877,054	0.93
Other securities[a]		5,315,604	0.62

		13,192,658	1.55
SPECIALTY RETAIL
Other securities[a]		6,885,496	0.81

		6,885,496	0.81
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	34,622	3,914,017	0.46
Other securities[a]		7,385,859	0.87

		11,299,876	1.33

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$2,202,653	0.26%

		2,202,653	0.26
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	726	12,349	0.00
Other securities[a]		3,043,128	0.36

		3,055,477	0.36
TOBACCO
Philip Morris International Inc.	104,016	10,112,436	1.19
Other securities[a]		1,314,219	0.16

		11,426,655	1.35
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		1,428,256	0.17

		1,428,256	0.17
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		470,556	0.06

		470,556	0.06
WATER UTILITIES
Other securities[a]		1,612,225	0.19

		1,612,225	0.19
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		1,053,453	0.12

		1,053,453	0.12

TOTAL COMMON STOCKS
(Cost: $844,161,110)		847,973,285	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	23,181,178	23,181,178	2.73
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	610,492	610,492	0.07

		23,791,670	2.80

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,791,670)		23,791,670	2.80

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $867,952,780)[h]	$871,764,955	102.62%
Other Assets, Less Liabilities	(22,238,816)	(2.62)

NET ASSETS	$849,526,139	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $889,825,667. Net unrealized depreciation was $18,060,712, of which $57,549,913 represented gross unrealized appreciation on securities and $75,610,625 represented gross unrealized depreciation on securities.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	5,782	4,015	(407)	9,390	$3,403,499	$33,748	$23,951
PennyMac Financial Services Inc. Class A	726	—	—	726	12,349	—	—
PennyMac Mortgage Investment Trust	2,669	2,740	(210)	5,199	81,000	3,599	(53)
PNC Financial Services Group Inc. (The)	34,932	5,678	(3,080)	37,530	3,381,078	37,999	(9,195)

					$6,877,926	$75,346	$14,703

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	11	Dec. 2016	Chicago Mercantile	$1,171,737	$1,188,220	$16,483
S&P MidCap 400 E-Mini	2	Dec. 2016	Chicago Mercantile	306,175	309,920	3,745

				Net unrealized appreciation		$20,228

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$847,959,463	$5,962	$7,860	$847,973,285
Money market funds	23,791,670	—	—	23,791,670

Total	$871,751,133	$5,962	$7,860	$871,764,955

Derivative financial instruments[a]:
Assets:
Futures contracts	$20,228	$—	$—	$20,228

Total	$20,228	$—	$—	$20,228

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Mercury Systems Inc.[a,b]	91,075	$2,237,713	0.29%
Other securities[c]		6,064,863	0.79

		8,302,576	1.08
AIR FREIGHT & LOGISTICS
Other securities[c]		4,123,189	0.54

		4,123,189	0.54
AUTO COMPONENTS
Superior Industries International Inc.	57,615	1,680,053	0.22
Other securities[c]		8,202,367	1.06

		9,882,420	1.28
AUTOMOBILES
Other securities[c]		1,447,457	0.19

		1,447,457	0.19
BANKS
Cardinal Financial Corp.	73,538	1,918,606	0.25
CenterState Banks Inc.	108,529	1,924,219	0.25
First Busey Corp.	72,179	1,631,245	0.21
Hanmi Financial Corp.	73,417	1,933,804	0.25
Lakeland Financial Corp.	58,485	2,071,539	0.27
Pacific Premier Bancorp. Inc.[a]	63,774	1,687,460	0.22
Sandy Spring Bancorp. Inc.	54,837	1,676,915	0.22
Southside Bancshares Inc.	56,993	1,834,035	0.24
State Bank Financial Corp.	81,871	1,868,296	0.24
Other securities[c]		93,509,537	12.15

		110,055,656	14.30
BEVERAGES
Other securities[c]		2,497,389	0.32

		2,497,389	0.32
BIOTECHNOLOGY
Coherus Biosciences Inc.[a,b]	67,709	1,813,247	0.24
MacroGenics Inc.[a]	74,458	2,227,039	0.29
Raptor Pharmaceutical Corp.[a]	197,108	1,768,059	0.23
Synergy Pharmaceuticals Inc.[a,b]	419,165	2,309,599	0.30
Xencor Inc.[a,b]	74,311	1,819,876	0.24

Security	Shares	Value	% of Net Assets
Other securities[c]		$63,520,481	8.24%

		73,458,301	9.54
BUILDING PRODUCTS
Patrick Industries Inc.[a]	33,906	2,099,459	0.27
Other securities[c]		6,447,552	0.84

		8,547,011	1.11
CAPITAL MARKETS
Other securities[c]		10,501,829	1.36

		10,501,829	1.36
CHEMICALS
Flotek Industries Inc.[a,b]	125,051	1,818,242	0.24
Other securities[c]		9,951,905	1.29

		11,770,147	1.53
COMMERCIAL SERVICES & SUPPLIES
Team Inc.[a,b]	66,343	2,170,080	0.28
Viad Corp.	47,186	1,739,748	0.23
Other securities[c]		8,780,865	1.14

		12,690,693	1.65
COMMUNICATIONS EQUIPMENT
Oclaro Inc.[a]	255,490	2,184,439	0.28
Other securities[c]		12,987,385	1.69

		15,171,824	1.97
CONSTRUCTION & ENGINEERING
Argan Inc.	31,402	1,858,684	0.24
Other securities[c]		4,779,670	0.62

		6,638,354	0.86
CONSTRUCTION MATERIALS
Other securities[c]		353,797	0.05

		353,797	0.05
CONSUMER FINANCE
Other securities[c]		3,805,577	0.49

		3,805,577	0.49
CONTAINERS & PACKAGING
Other securities[c]		2,096,194	0.27

		2,096,194	0.27
DISTRIBUTORS
Other securities[c]		791,710	0.10

		791,710	0.10
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		8,076,649	1.05

		8,076,649	1.05

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		$2,949,186	0.38%

		2,949,186	0.38
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		7,940,336	1.03

		7,940,336	1.03
ELECTRIC UTILITIES
Other securities[c]		583,012	0.08

		583,012	0.08
ELECTRICAL EQUIPMENT
Other securities[c]		5,651,441	0.73

		5,651,441	0.73
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
DTS Inc./CA	40,977	1,743,162	0.23
Other securities[c]		15,316,209	1.99

		17,059,371	2.22
ENERGY EQUIPMENT & SERVICES
Other securities[c]		14,474,326	1.88

		14,474,326	1.88
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
CareTrust REIT Inc.[b]	134,578	1,989,063	0.26
Hannon Armstrong Sustainable Infrastructure Capital Inc.	95,151	2,223,679	0.29
Monmouth Real Estate Investment Corp.[b]	144,465	2,061,516	0.27
Universal Health Realty Income Trust[b]	28,324	1,784,978	0.23
Other securities[c]		31,940,797	4.15

		40,000,033	5.20
FOOD & STAPLES RETAILING
Other securities[c]		1,269,924	0.16

		1,269,924	0.16
FOOD PRODUCTS
Other securities[c]		6,735,571	0.87

		6,735,571	0.87
GAS UTILITIES
Other securities[c]		781,215	0.10

		781,215	0.10

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Cardiovascular Systems Inc.[a,b]	74,616	$1,771,384	0.23%
Merit Medical Systems Inc.[a]	100,347	2,437,429	0.32
Orthofix International NVa	41,055	1,755,922	0.23
Vascular Solutions Inc.[a]	39,901	1,924,425	0.25
Other securities[c]		26,271,062	3.41

		34,160,222	4.44
HEALTH CARE PROVIDERS & SERVICES
Healthways Inc.[a,b]	73,404	1,942,270	0.25
PharMerica Corp.[a]	68,102	1,911,623	0.25
U.S. Physical Therapy Inc.	28,651	1,796,418	0.23
Other securities[c]		15,397,387	2.00

		21,047,698	2.73
HEALTH CARE TECHNOLOGY
HealthStream Inc.[a,b]	60,400	1,667,040	0.22
Other securities[c]		2,588,069	0.33

		4,255,109	0.55
HOTELS, RESTAURANTS & LEISURE
Denny’s Corp.[a,b]	177,447	1,896,908	0.25
Other securities[c]		18,333,449	2.38

		20,230,357	2.63
HOUSEHOLD DURABLES
Other securities[c]		12,959,931	1.68

		12,959,931	1.68
HOUSEHOLD PRODUCTS
Other securities[c]		1,008,843	0.13

		1,008,843	0.13
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[c]		1,729,601	0.22

		1,729,601	0.22
INSURANCE
Stewart Information Services Corp.	50,363	2,238,635	0.29
Universal Insurance Holdings Inc.	74,169	1,869,059	0.24
Other securities[c]		11,867,820	1.55

		15,975,514	2.08
INTERNET & DIRECT MARKETING RETAIL
NutriSystem Inc.	67,146	1,993,565	0.26

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
Other securities[c]		$4,985,138	0.65%

		6,978,703	0.91
INTERNET SOFTWARE & SERVICES
inContact Inc.[a,b]	136,453	1,907,613	0.25
Other securities[c]		27,100,645	3.52

		29,008,258	3.77
IT SERVICES
Perficient Inc.[a]	83,168	1,675,835	0.22
Other securities[c]		9,865,587	1.28

		11,541,422	1.50
LEISURE PRODUCTS
Other securities[c]		4,911,313	0.64

		4,911,313	0.64
LIFE SCIENCES TOOLS & SERVICES
Pacific Biosciences of California Inc.[a,b]	183,437	1,643,596	0.21
Other securities[c]		4,332,724	0.57

		5,976,320	0.78
MACHINERY
Federal Signal Corp.	137,578	1,824,284	0.24
Lydall Inc.[a,b]	38,895	1,988,701	0.26
Other securities[c]		16,296,378	2.11

		20,109,363	2.61
MARINE
Other securities[c]		805,774	0.10

		805,774	0.10
MEDIA
Carmike Cinemas Inc.[a]	56,385	1,843,226	0.24
Other securities[c]		8,154,080	1.06

		9,997,306	1.30
METALS & MINING
Other securities[c]		7,599,141	0.99

		7,599,141	0.99
MULTI-UTILITIES
Other securities[c]		1,278,473	0.17

		1,278,473	0.17
MULTILINE RETAIL
Other securities[c]		1,425,047	0.19

		1,425,047	0.19
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		15,822,251	2.06

		15,822,251	2.06

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[c]		$158,518	0.02%

		158,518	0.02
PERSONAL PRODUCTS
Other securities[c]		3,565,047	0.46

		3,565,047	0.46
PHARMACEUTICALS
Aerie Pharmaceuticals Inc.[a]	56,071	2,116,120	0.27
Other securities[c]		21,854,945	2.84

		23,971,065	3.11
PROFESSIONAL SERVICES
Other securities[c]		10,679,296	1.39

		10,679,296	1.39
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		4,668,471	0.61

		4,668,471	0.61
ROAD & RAIL
Other securities[c]		4,373,347	0.57

		4,373,347	0.57
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
FormFactor Inc.[a]	160,075	1,736,814	0.23
Other securities[c]		20,665,064	2.68

		22,401,878	2.91
SOFTWARE
Other securities[c]		17,598,421	2.29

		17,598,421	2.29
SPECIALTY RETAIL
Other securities[c]		15,514,674	2.02

		15,514,674	2.02
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		3,729,846	0.48

		3,729,846	0.48
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		7,159,036	0.93

		7,159,036	0.93
THRIFTS & MORTGAGE FINANCE
Meridian Bancorp. Inc.	120,311	1,873,242	0.24
United Financial Bancorp. Inc.	117,703	1,629,009	0.21
Walker & Dunlop Inc.[a]	64,573	1,631,114	0.21

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
Other securities[c]		$21,874,731	2.85%

		27,008,096	3.51
TOBACCO
Other securities[c]		557,228	0.07

		557,228	0.07
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		3,071,921	0.40

		3,071,921	0.40
WATER UTILITIES
Other securities[c]		6,883,297	0.89

		6,883,297	0.89
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		2,688,944	0.35

		2,688,944	0.35
TOTAL COMMON STOCKS
(Cost: $797,849,957)		768,504,919	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	147,504,261	147,504,261	19.16

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	630,549	$630,549	0.08%

		148,134,810	19.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,134,810)		148,134,810	19.24

TOTAL INVESTMENTS IN SECURITIES
(Cost: $945,984,767)[g]		916,639,729	119.07
Other Assets, Less Liabilities		(146,805,536)	(19.07)

NET ASSETS		$769,834,193	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $968,411,623. Net unrealized depreciation was $51,771,894, of which $123,299,693 represented gross unrealized appreciation on securities and $175,071,587 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	19	Dec. 2016	ICE Markets Equity	$2,338,297	$2,371,770	$33,473

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$767,762,965	$237,525	$504,429	$768,504,919
Money market funds	148,134,810	—	—	148,134,810

Total	$915,897,775	$237,525	$504,429	$916,639,729

Derivative financial instruments[a]:
Assets:
Futures contracts	$33,473	$—	$—	$33,473

Total	$33,473	$—	$—	$33,473

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	162,770	$21,443,320	0.35%
United Technologies Corp.	211,826	21,521,522	0.35
Other securities[a]		77,252,741	1.24

		120,217,583	1.94
AIR FREIGHT & LOGISTICS
Other securities[a]		40,264,936	0.65

		40,264,936	0.65
AIRLINES
Other securities[a]		32,186,806	0.52

		32,186,806	0.52
AUTO COMPONENTS
Other securities[a]		31,814,199	0.51

		31,814,199	0.51
AUTOMOBILES
Other securities[a]		35,393,728	0.57

		35,393,728	0.57
BANKS
Bank of America Corp.	2,808,948	43,960,036	0.71
Citigroup Inc.	802,500	37,902,075	0.61
JPMorgan Chase & Co.	994,823	66,245,264	1.07
PNC Financial Services Group Inc. (The)[b]	136,073	12,258,817	0.20
Wells Fargo & Co.	1,248,773	55,295,668	0.89
Other securities[a]		128,463,617	2.07

		344,125,477	5.55
BEVERAGES
Coca-Cola Co. (The)	1,064,631	45,055,184	0.73
PepsiCo Inc.	394,692	42,930,649	0.69
Other securities[a]		27,026,981	0.43

		115,012,814	1.85
BIOTECHNOLOGY
AbbVie Inc.	442,208	27,890,059	0.45
Amgen Inc.	205,278	34,242,423	0.55
Celgene Corp.[c]	209,679	21,917,746	0.35
Gilead Sciences Inc.	361,869	28,631,075	0.46
Other securities[a]		86,111,559	1.39

		198,792,862	3.20

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$19,243,375	0.31%

		19,243,375	0.31
CAPITAL MARKETS
BlackRock Inc.[b]	34,222	12,404,106	0.20
Other securities[a]		146,298,900	2.36

		158,703,006	2.56
CHEMICALS
Other securities[a]		132,788,145	2.14

		132,788,145	2.14
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		33,499,997	0.54

		33,499,997	0.54
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,375,586	43,633,588	0.70
Other securities[a]		29,197,993	0.47

		72,831,581	1.17
CONSTRUCTION & ENGINEERING
Other securities[a]		12,390,638	0.20

		12,390,638	0.20
CONSTRUCTION MATERIALS
Other securities[a]		9,100,364	0.15

		9,100,364	0.15
CONSUMER FINANCE
Other securities[a]		45,204,932	0.73

		45,204,932	0.73
CONTAINERS & PACKAGING
Other securities[a]		29,906,955	0.48

		29,906,955	0.48
DISTRIBUTORS
Other securities[a]		8,450,184	0.14

		8,450,184	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		9,109,682	0.15

		9,109,682	0.15
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	516,779	74,659,062	1.20
Other securities[a]		3,933,418	0.07

		78,592,480	1.27

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,683,653	$68,373,148	1.10%
Verizon Communications Inc.	1,115,177	57,966,900	0.93
Other securities[a]		17,150,005	0.28

		143,490,053	2.31
ELECTRIC UTILITIES
Other securities[a]		117,870,340	1.90

		117,870,340	1.90
ELECTRICAL EQUIPMENT
Other securities[a]		34,185,029	0.55

		34,185,029	0.55
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		43,027,691	0.69

		43,027,691	0.69
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	380,282	29,905,376	0.48
Other securities[a]		37,304,026	0.60

		67,209,402	1.08
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	18,876	294,088	0.00
Other securities[a]		271,678,368	4.38

		271,972,456	4.38
FOOD & STAPLES RETAILING
CVS Health Corp.	293,028	26,076,562	0.42
Wal-Mart Stores Inc.	413,453	29,818,230	0.48
Other securities[a]		61,392,514	0.99

		117,287,306	1.89
FOOD PRODUCTS
Other securities[a]		107,951,651	1.74

		107,951,651	1.74
GAS UTILITIES
Other securities[a]		12,183,450	0.20

		12,183,450	0.20
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	383,173	33,106,147	0.53
Other securities[a]		140,610,085	2.27

		173,716,232	2.80
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	256,176	35,864,640	0.58

Security	Shares	Value	% of Net Assets
Other securities[a]		$116,478,121	1.87%

		152,342,761	2.45
HEALTH CARE TECHNOLOGY
Other securities[a]		12,167,053	0.20

		12,167,053	0.20
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	240,173	27,706,357	0.45
Other securities[a]		95,157,027	1.53

		122,863,384	1.98
HOUSEHOLD DURABLES
Other securities[a]		36,392,473	0.59

		36,392,473	0.59
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)[d]	721,227	64,730,123	1.04
Other securities[a]		40,840,771	0.66

		105,570,894	1.70
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		7,423,018	0.12

		7,423,018	0.12
INDUSTRIAL CONGLOMERATES
3M Co.	160,783	28,334,788	0.46
General Electric Co.	2,514,903	74,491,427	1.20
Honeywell International Inc.	207,725	24,218,657	0.39
Other securities[a]		6,941,456	0.11

		133,986,328	2.16
INSURANCE
Other securities[a]		175,259,141	2.82

		175,259,141	2.82
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	106,284	88,992,656	1.43
Other securities[a]		43,723,530	0.71

		132,716,186	2.14
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	80,230	64,509,734	1.04
Alphabet Inc. Class Cc	81,090	63,030,446	1.02
Facebook Inc. Class Ac	613,202	78,655,421	1.27
Other securities[a]		54,478,235	0.87

		260,673,836	4.20

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	240,278	$38,168,160	0.62%
MasterCard Inc. Class A	263,154	26,781,183	0.43
Visa Inc. Class A	520,759	43,066,769	0.69
Other securities[a]		124,897,592	2.01

		232,913,704	3.75
LEISURE PRODUCTS
Other securities[a]		9,914,549	0.16

		9,914,549	0.16
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		47,865,701	0.77

		47,865,701	0.77
MACHINERY
Other securities[a]		111,695,665	1.80

		111,695,665	1.80
MARINE
Other securities[a]		1,417,577	0.02

		1,417,577	0.02
MEDIA
Comcast Corp. Class A	658,544	43,687,809	0.70
Walt Disney Co. (The)	443,430	41,176,910	0.66
Other securities[a]		93,123,269	1.51

		177,987,988	2.87
METALS & MINING
Other securities[a]		30,899,434	0.50

		30,899,434	0.50
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		186,426	0.00

		186,426	0.00
MULTI-UTILITIES
Other securities[a]		60,366,909	0.97

		60,366,909	0.97
MULTILINE RETAIL
Other securities[a]		30,450,607	0.49

		30,450,607	0.49
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	513,763	52,876,488	0.85
Exxon Mobil Corp.	1,138,961	99,408,516	1.60
Other securities[a]		196,926,485	3.18

		349,211,489	5.63

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$3,463,215	0.06%

		3,463,215	0.06
PERSONAL PRODUCTS
Other securities[a]		11,166,640	0.18

		11,166,640	0.18
PHARMACEUTICALS
Allergan PLC[c]	107,982	24,869,334	0.40
Bristol-Myers Squibb Co.	456,368	24,607,363	0.40
Johnson & Johnson	750,878	88,701,218	1.43
Merck & Co. Inc.	757,117	47,251,672	0.76
Pfizer Inc.	1,642,141	55,619,316	0.90
Other securities[a]		48,932,121	0.78

		289,981,024	4.67
PROFESSIONAL SERVICES
Other securities[a]		23,873,589	0.38

		23,873,589	0.38
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		8,243,188	0.13

		8,243,188	0.13
ROAD & RAIL
Union Pacific Corp.	230,162	22,447,700	0.36
Other securities[a]		28,808,507	0.47

		51,256,207	0.83
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	1,291,575	48,756,956	0.79
QUALCOMM Inc.	401,041	27,471,308	0.44
Other securities[a]		117,688,471	1.89

		193,916,735	3.12
SOFTWARE
Microsoft Corp.	2,069,741	119,217,082	1.92
Oracle Corp.	808,032	31,739,497	0.51
Other securities[a]		123,012,073	1.98

		273,968,652	4.41
SPECIALTY RETAIL
Home Depot Inc. (The)	340,057	43,758,535	0.71
Other securities[a]		105,190,905	1.69

		148,949,440	2.40
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,497,684	169,313,176	2.73
Other securities[a]		30,356,857	0.49

		199,670,033	3.22

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$47,500,341	0.77%

		47,500,341	0.77
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	3,152	53,616	0.00
Other securities[a]		12,247,318	0.20

		12,300,934	0.20
TOBACCO
Altria Group Inc.	534,522	33,797,826	0.54
Philip Morris International Inc.	423,463	41,169,073	0.66
Other securities[a]		11,619,345	0.20

		86,586,244	1.40
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		18,656,088	0.30

		18,656,088	0.30
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,681,864	0.03

		1,681,864	0.03
WATER UTILITIES
Other securities[a]		6,533,993	0.11

		6,533,993	0.11
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		6,463,089	0.10

		6,463,089	0.10

TOTAL COMMON STOCKS
(Cost: $4,846,690,058)		6,193,039,753	99.80

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	216,044,074	$216,044,074	3.48%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	4,816,466	4,816,466	0.08

		220,860,540	3.56

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,860,540)		220,860,540	3.56

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,067,550,598)[h]		6,413,900,293	103.36
Other Assets, Less Liabilities		(208,216,509)	(3.36)

NET ASSETS		$6,205,683,784	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $5,203,745,980. Net unrealized appreciation was $1,210,154,313, of which $1,647,522,277 represented gross unrealized appreciation on securities and $437,367,964 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	34,389	1,058	(1,225)	34,222	$12,404,106	$155,782	$211,922
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	53,616	—	—
PennyMac Mortgage Investment Trust	14,647	4,474	(245)	18,876	294,088	15,822	(153)
PNC Financial Services Group Inc. (The)	141,607	3,510	(9,044)	136,073	12,258,817	147,605	58,047

					$25,010,627	$319,209	$269,816

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	14	Dec. 2016	ICE Markets Equity	$1,713,059	$1,747,620	$34,561
S&P 500 E-Mini	94	Dec. 2016	Chicago Mercantile	10,035,961	10,153,880	117,919

				Net unrealized appreciation		$152,480

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,192,924,697	$25,594	$89,462	$6,193,039,753
Money market funds	220,860,540	—	—	220,860,540

Total	$6,413,785,237	$25,594	$89,462	$6,413,900,293

Derivative financial instruments[a]:
Assets:
Futures contracts	$152,480	$—	$—	$152,480

Total	$152,480	$—	$—	$152,480

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$178,575,324	1.35%

		178,575,324	1.35
AIR FREIGHT & LOGISTICS
Other securities[a]		42,314,986	0.32

		42,314,986	0.32
AIRLINES
American Airlines Group Inc.	1,154,404	42,262,731	0.32
Other securities[a]		80,408,039	0.61

		122,670,770	0.93
AUTO COMPONENTS
Delphi Automotive PLC	595,779	42,490,958	0.32
Johnson Controls International PLC	2,006,161	93,346,687	0.70
Other securities[a]		71,217,527	0.54

		207,055,172	1.56
AUTOMOBILES
Other securities[a]		29,661,784	0.22

		29,661,784	0.22
BANKS
SunTrust Banks Inc.	1,095,314	47,974,753	0.36
Other securities[a]		390,936,310	2.95

		438,911,063	3.31
BEVERAGES
Other securities[a]		104,680,126	0.79

		104,680,126	0.79
BIOTECHNOLOGY
Other securities[a]		167,398,903	1.26

		167,398,903	1.26
BUILDING PRODUCTS
Other securities[a]		110,394,565	0.83

		110,394,565	0.83
CAPITAL MARKETS
Other securities[a]		376,600,633	2.84

		376,600,633	2.84
CHEMICALS
Other securities[a]		241,843,413	1.82

		241,843,413	1.82

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		$116,722,994	0.88%

		116,722,994	0.88
COMMUNICATIONS EQUIPMENT
Other securities[a]		161,823,219	1.22

		161,823,219	1.22
CONSTRUCTION & ENGINEERING
Other securities[a]		65,381,623	0.49

		65,381,623	0.49
CONSTRUCTION MATERIALS
Other securities[a]		65,600,482	0.49

		65,600,482	0.49
CONSUMER FINANCE
Synchrony Financial	1,826,029	51,128,812	0.39
Other securities[a]		46,277,094	0.34

		97,405,906	0.73
CONTAINERS & PACKAGING
International Paper Co.	895,625	42,972,087	0.32
Other securities[a]		189,737,900	1.43

		232,709,987	1.75
DISTRIBUTORS
Other securities[a]		63,950,630	0.48

		63,950,630	0.48
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		36,789,663	0.28

		36,789,663	0.28
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		26,490,926	0.20

		26,490,926	0.20
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		113,389,927	0.86

		113,389,927	0.86
ELECTRIC UTILITIES
Edison International	690,939	49,920,343	0.38
PPL Corp.	1,481,579	51,218,186	0.39
Xcel Energy Inc.	1,110,319	45,678,524	0.34
Other securities[a]		203,486,442	1.53

		350,303,495	2.64
ELECTRICAL EQUIPMENT
Other securities[a]		105,269,282	0.79

		105,269,282	0.79

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	654,749	$42,506,305	0.32%
Other securities[a]		141,471,878	1.07

		183,978,183	1.39
ENERGY EQUIPMENT & SERVICES
Baker Hughes Inc.	956,760	48,287,677	0.36
Other securities[a]		127,601,459	0.97

		175,889,136	1.33
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.[b]	299,313	53,229,824	0.40
Boston Properties Inc.	334,133	45,538,987	0.34
Equinix Inc.[b]	151,102	54,434,495	0.41
Prologis Inc.	1,139,853	61,027,730	0.46
Ventas Inc.	737,761	52,108,059	0.39
Welltower Inc.	779,845	58,309,011	0.44
Weyerhaeuser Co.[b]	1,619,004	51,710,988	0.39
Other securities[a]		1,027,856,663	7.76

		1,404,215,757	10.59
FOOD & STAPLES RETAILING
Other securities[a]		55,836,321	0.42

		55,836,321	0.42
FOOD PRODUCTS
ConAgra Foods Inc.	954,131	44,949,111	0.34
Tyson Foods Inc. Class A	636,032	47,492,509	0.36
Other securities[a]		320,341,632	2.41

		412,783,252	3.11
GAS UTILITIES
Other securities[a]		52,650,509	0.40

		52,650,509	0.40
HEALTH CARE EQUIPMENT & SUPPLIES
Edwards Lifesciences Corp.[c]	460,723	55,544,765	0.42
Intuitive Surgical Inc.[c]	82,461	59,770,207	0.45
St. Jude Medical Inc.	607,352	48,442,396	0.37
Zimmer Biomet Holdings Inc.	402,893	52,384,148	0.39
Other securities[a]		256,592,634	1.93

		472,734,150	3.56

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		$278,045,645	2.10%

		278,045,645	2.10
HEALTH CARE TECHNOLOGY
Other securities[a]		76,641,920	0.58

		76,641,920	0.58
HOTELS, RESTAURANTS & LEISURE
Marriott International Inc./MD Class A	704,157	47,410,891	0.36
Other securities[a]		269,911,701	2.03

		317,322,592	2.39
HOUSEHOLD DURABLES
Newell Brands Inc.	1,026,827	54,072,710	0.41
Other securities[a]		187,552,467	1.41

		241,625,177	1.82
HOUSEHOLD PRODUCTS
Other securities[a]		76,300,945	0.58

		76,300,945	0.58
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		36,132,446	0.27

		36,132,446	0.27
INDUSTRIAL CONGLOMERATES
Other securities[a]		53,755,002	0.41

		53,755,002	0.41
INSURANCE
Other securities[a]		535,804,839	4.04

		535,804,839	4.04
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		81,237,373	0.61

		81,237,373	0.61
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab,c	256,480	49,018,458	0.37
Other securities[a]		132,589,336	1.00

		181,607,794	1.37
IT SERVICES
Fidelity National Information Services Inc.	708,768	54,596,399	0.41
Fiserv Inc.[c]	484,458	48,189,037	0.36
Other securities[a]		396,705,176	3.00

		499,490,612	3.77

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$67,151,944	0.51%

		67,151,944	0.51
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[c]	319,154	57,977,516	0.44
Other securities[a]		162,318,223	1.22

		220,295,739	1.66
MACHINERY
Cummins Inc.	344,657	44,167,795	0.33
PACCAR Inc.	747,543	43,940,578	0.33
Other securities[a]		395,759,597	2.99

		483,867,970	3.65
MARINE
Other securities[a]		7,182,650	0.05

		7,182,650	0.05
MEDIA
Omnicom Group Inc.	515,779	43,841,215	0.33
Other securities[a]		227,141,254	1.71

		270,982,469	2.04
METALS & MINING
Newmont Mining Corp.	1,160,761	45,606,300	0.34
Other securities[a]		154,636,584	1.17

		200,242,884	1.51
MULTI-UTILITIES
Consolidated Edison Inc.	666,051	50,153,640	0.38
Public Service Enterprise Group Inc.	1,104,713	46,254,333	0.35
Sempra Energy	545,555	58,478,041	0.44
Other securities[a]		208,740,277	1.57

		363,626,291	2.74
MULTILINE RETAIL
Dollar General Corp.	621,201	43,477,858	0.33
Other securities[a]		104,336,270	0.78

		147,814,128	1.11
OIL, GAS & CONSUMABLE FUELS
Concho Resources Inc.[b,c]	307,532	42,239,520	0.32
Devon Energy Corp.	1,140,911	50,325,584	0.38
Marathon Petroleum Corp.	1,148,501	46,617,656	0.35

Security	Shares	Value	% of Net Assets
Williams Companies Inc. (The)	1,503,461	$46,201,357	0.35%
Other securities[a]		461,654,887	3.48

		647,039,004	4.88
PAPER & FOREST PRODUCTS
Other securities[a]		5,062,304	0.04

		5,062,304	0.04
PERSONAL PRODUCTS
Other securities[a]		51,346,809	0.39

		51,346,809	0.39
PHARMACEUTICALS
Zoetis Inc.	994,873	51,743,345	0.39
Other securities[a]		58,426,440	0.44

		110,169,785	0.83
PROFESSIONAL SERVICES
Nielsen Holdings PLC	786,578	42,136,983	0.32
Other securities[a]		98,537,134	0.74

		140,674,117	1.06
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		46,740,179	0.35

		46,740,179	0.35
ROAD & RAIL
Other securities[a]		87,117,150	0.66

		87,117,150	0.66
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	669,897	43,174,862	0.33
NVIDIA Corp.	1,111,423	76,154,704	0.57
Other securities[a]		311,116,553	2.35

		430,446,119	3.25
SOFTWARE
Electronic Arts Inc.[b,c]	634,986	54,227,804	0.41
Other securities[a]		401,689,108	3.03

		455,916,912	3.44
SPECIALTY RETAIL
AutoZone Inc.[c]	64,248	49,364,308	0.37
O’Reilly Automotive Inc.[c]	206,349	57,800,418	0.44
Ross Stores Inc.	859,616	55,273,309	0.42
Other securities[a]		332,590,040	2.50

		495,028,075	3.73

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		$72,739,619	0.55%

		72,739,619	0.55
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		154,399,184	1.16

		154,399,184	1.16
THRIFTS & MORTGAGE FINANCE
Other securities[a]		16,941,695	0.13

		16,941,695	0.13
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		111,559,252	0.84

		111,559,252	0.84
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		13,542,982	0.10

		13,542,982	0.10
WATER UTILITIES
Other securities[a]		40,875,471	0.31

		40,875,471	0.31
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		17,725,859	0.13

		17,725,859	0.13

TOTAL COMMON STOCKS
(Cost: $10,959,028,641)		13,250,485,117	99.90

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	716,513,123	$716,513,123	5.40%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	11,406,161	11,406,161	0.09

		727,919,284	5.49

TOTAL SHORT-TERM INVESTMENTS
(Cost: $727,919,284)		727,919,284	5.49

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,686,947,925)[g]		13,978,404,401	105.39
Other Assets, Less Liabilities		(714,336,492)	(5.39)

NET ASSETS		$13,264,067,909	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $11,927,057,573. Net unrealized appreciation was $2,051,346,828, of which $2,839,201,329 represented gross unrealized appreciation on securities and $787,854,501 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	31	Dec. 2016	Chicago Mercantile	$3,293,423	$3,348,620	$55,197
S&P MidCap 400 E-Mini	56	Dec. 2016	Chicago Mercantile	8,484,146	8,677,760	193,614

				Net unrealized appreciation		$248,811

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,250,485,117	$—	$—	$13,250,485,117
Money market funds	727,919,284	—	—	727,919,284

Total	$13,978,404,401	$—	$—	$13,978,404,401

Derivative financial instruments[a]:
Assets:
Futures contracts	$248,811	$—	$—	$248,811

Total	$248,811	$—	$—	$248,811

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
TransDigm Group Inc.[a,b]	117,546	$33,984,899	0.52%
Other securities[c]		93,569,437	1.44

		127,554,336	1.96
AIR FREIGHT & LOGISTICS
Other securities[c]		38,987,319	0.60

		38,987,319	0.60
AIRLINES
Other securities[c]		16,191,630	0.25

		16,191,630	0.25
AUTO COMPONENTS
Delphi Automotive PLC	639,946	45,640,949	0.70
Other securities[c]		54,316,668	0.83

		99,957,617	1.53
AUTOMOBILES
Other securities[c]		31,868,176	0.49

		31,868,176	0.49
BANKS
Other securities[c]		57,213,974	0.88

		57,213,974	0.88
BEVERAGES
Dr Pepper Snapple Group Inc.	434,947	39,715,010	0.61
Other securities[c]		26,843,096	0.41

		66,558,106	1.02
BIOTECHNOLOGY
BioMarin Pharmaceutical Inc.[a]	400,562	37,059,996	0.57
Incyte Corp.[a,b]	381,809	36,000,770	0.55
Other securities[c]		94,901,931	1.46

		167,962,697	2.58
BUILDING PRODUCTS
Other securities[c]		84,096,686	1.29

		84,096,686	1.29
CAPITAL MARKETS
Moody’s Corp.	355,781	38,523,967	0.59
Other securities[c]		182,649,987	2.80

		221,173,954	3.39

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[c]		$109,625,861	1.68%

		109,625,861	1.68
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		88,732,288	1.36

		88,732,288	1.36
COMMUNICATIONS EQUIPMENT
Palo Alto Networks Inc.[a,b]	203,957	32,496,469	0.50
Other securities[c]		42,778,940	0.66

		75,275,409	1.16
CONSTRUCTION & ENGINEERING
Other securities[c]		8,149,769	0.13

		8,149,769	0.13
CONSTRUCTION MATERIALS
Vulcan Materials Co.	289,384	32,911,642	0.50
Other securities[c]		32,606,593	0.51

		65,518,235	1.01
CONSUMER FINANCE
Other securities[c]		3,879,445	0.06

		3,879,445	0.06
CONTAINERS & PACKAGING
Ball Corp.	400,984	32,860,639	0.50
Other securities[c]		108,266,043	1.67

		141,126,682	2.17
DISTRIBUTORS
Genuine Parts Co.	323,314	32,476,892	0.50
Other securities[c]		34,306,872	0.52

		66,783,764	1.02
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		22,407,690	0.34

		22,407,690	0.34
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		32,250,366	0.49

		32,250,366	0.49
ELECTRIC UTILITIES
Other securities[c]		8,081,571	0.12

		8,081,571	0.12
ELECTRICAL EQUIPMENT
Other securities[c]		70,160,363	1.08

		70,160,363	1.08

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	703,301	$45,658,301	0.70%
Other securities[c]		66,427,379	1.02

		112,085,680	1.72
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Equinix Inc.[b]	162,361	58,490,550	0.90
Other securities[c]		234,522,740	3.60

		293,013,290	4.50
FOOD & STAPLES RETAILING
Other securities[c]		42,257,155	0.65

		42,257,155	0.65
FOOD PRODUCTS
ConAgra Foods Inc.	810,573	38,186,094	0.59
Hershey Co. (The)	329,105	31,462,438	0.48
Kellogg Co.	538,217	41,695,671	0.64
Other securities[c]		172,336,735	2.64

		283,680,938	4.35
GAS UTILITIES
Other securities[c]		862,415	0.01

		862,415	0.01
HEALTH CARE EQUIPMENT & SUPPLIES
CR Bard Inc.	172,395	38,664,751	0.59
Edwards Lifesciences Corp.[a]	495,057	59,684,072	0.92
Intuitive Surgical Inc.[a]	88,613	64,229,361	0.99
St. Jude Medical Inc.	453,284	36,153,932	0.55
Other securities[c]		208,677,346	3.20

		407,409,462	6.25
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	417,523	33,727,508	0.52
Henry Schein Inc.[a,b]	192,098	31,308,132	0.48
Other securities[c]		114,502,471	1.76

		179,538,111	2.76
HEALTH CARE TECHNOLOGY
Cerner Corp.[a,b]	690,127	42,615,342	0.65
Other securities[c]		33,952,506	0.53

		76,567,848	1.18

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
Marriott International Inc./MD Class A	570,729	$38,427,170	0.59%
Other securities[c]		190,732,702	2.93

		229,159,872	3.52
HOUSEHOLD DURABLES
Newell Brands Inc.	1,103,307	58,100,147	0.89
Other securities[c]		107,977,852	1.66

		166,077,999	2.55
HOUSEHOLD PRODUCTS
Clorox Co. (The)	259,000	32,421,620	0.50
Other securities[c]		38,999,397	0.60

		71,421,017	1.10
INDUSTRIAL CONGLOMERATES
Other securities[c]		26,340,875	0.40

		26,340,875	0.40
INSURANCE
Other securities[c]		36,963,807	0.57

		36,963,807	0.57
INTERNET & DIRECT MARKETING RETAIL
Expedia Inc.	280,126	32,696,307	0.50
Other securities[c]		35,336,917	0.54

		68,033,224	1.04
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Aa	275,554	52,663,880	0.81
Twitter Inc.[a]	1,313,231	30,269,975	0.46
Other securities[c]		95,412,788	1.47

		178,346,643	2.74
IT SERVICES
Fidelity National Information Services Inc.	433,720	33,409,452	0.51
Fiserv Inc.[a,b]	520,478	51,771,947	0.79
FleetCor Technologies Inc.[a,b]	214,896	37,333,882	0.57
Paychex Inc.	756,963	43,805,449	0.67
Other securities[c]		273,555,535	4.21

		439,876,265	6.75
LEISURE PRODUCTS
Other securities[c]		65,465,827	1.00

		65,465,827	1.00

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[a]	342,952	$62,300,660	0.96%
Other securities[c]		102,716,993	1.57

		165,017,653	2.53
MACHINERY
Other securities[c]		180,613,385	2.77

		180,613,385	2.77
MEDIA
Omnicom Group Inc.	554,050	47,094,250	0.72
Other securities[c]		140,656,893	2.16

		187,751,143	2.88
METALS & MINING
Other securities[c]		12,493,022	0.19

		12,493,022	0.19
MULTILINE RETAIL
Dollar General Corp.	667,289	46,703,557	0.72
Dollar Tree Inc.[a]	531,948	41,986,656	0.64
Other securities[c]		14,996,329	0.23

		103,686,542	1.59
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		94,498,464	1.45

		94,498,464	1.45
PERSONAL PRODUCTS
Other securities[c]		14,520,525	0.22

		14,520,525	0.22
PHARMACEUTICALS
Zoetis Inc.	1,068,917	55,594,373	0.85
Other securities[c]		5,346,395	0.09

		60,940,768	0.94
PROFESSIONAL SERVICES
Equifax Inc.	278,039	37,418,489	0.57
Nielsen Holdings PLC	661,449	35,433,823	0.54
Other securities[c]		49,531,790	0.77

		122,384,102	1.88
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		19,687,036	0.30

		19,687,036	0.30
ROAD & RAIL
Other securities[c]		41,234,743	0.63

		41,234,743	0.63

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microchip Technology Inc.[b]	493,285	$30,652,730	0.47%
NVIDIA Corp.	1,194,600	81,853,992	1.26
Skyworks Solutions Inc.	408,848	31,129,687	0.48
Other securities[c]		111,167,791	1.70

		254,804,200	3.91
SOFTWARE
Citrix Systems Inc.[a]	364,111	31,029,539	0.48
Electronic Arts Inc.[a]	682,286	58,267,224	0.89
Red Hat Inc.[a]	424,859	34,341,353	0.53
Other securities[c]		254,660,227	3.90

		378,298,343	5.80
SPECIALTY RETAIL
AutoZone Inc.[a]	69,026	53,035,437	0.81
O’Reilly Automotive Inc.[a]	221,738	62,111,031	0.95
Ross Stores Inc.	923,661	59,391,402	0.91
Ulta Salon Cosmetics & Fragrance Inc.[a]	137,341	32,684,411	0.50
Other securities[c]		164,718,948	2.54

		371,941,229	5.71
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		9,297,116	0.14

		9,297,116	0.14
TEXTILES, APPAREL & LUXURY GOODS
Under Armour Inc. Class Aa,b	429,360	16,607,645	0.25
Under Armour Inc. Class Ca,b	434,376	14,707,971	0.23
Other securities[c]		81,706,200	1.25

		113,021,816	1.73
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		101,878,526	1.56

		101,878,526	1.56

TOTAL COMMON STOCKS (Cost: $5,577,030,788)		6,512,724,979	99.93

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	404,348,001	$404,348,001	6.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	5,185,150	5,185,150	0.08

		409,533,151	6.28

TOTAL SHORT-TERM INVESTMENTS
(Cost: $409,533,151)		409,533,151	6.28

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,986,563,939)[g]		6,922,258,130	106.21
Other Assets, Less Liabilities		(404,959,195)	(6.21)

NET ASSETS		$6,517,298,935	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $6,034,397,815. Net unrealized appreciation was $887,860,315, of which $1,115,076,421 represented gross unrealized appreciation on securities and $227,216,106 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	6	Dec. 2016	Chicago Mercantile	$638,971	$648,120	$9,149
S&P MidCap 400 E-Mini	19	Dec. 2016	Chicago Mercantile	2,887,341	2,944,240	56,899

				Net unrealized appreciation		$66,048

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,512,724,979	$—	$—	$6,512,724,979
Money market funds	409,533,151	—	—	409,533,151

Total	$6,922,258,130	$—	$—	$6,922,258,130

Derivative financial instruments[a]:
Assets:
Futures contracts	$66,048	$—	$—	$66,048

Total	$66,048	$—	$—	$66,048

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$68,246,900	0.83%

		68,246,900	0.83
AIR FREIGHT & LOGISTICS
Other securities[a]		6,914,654	0.08

		6,914,654	0.08
AIRLINES
American Airlines Group Inc.	1,315,350	48,154,963	0.59
United Continental Holdings Inc.[b]	834,645	43,793,823	0.53
Other securities[a]		30,672,201	0.37

		122,620,987	1.49
AUTO COMPONENTS
Johnson Controls International PLC	1,797,616	83,643,067	1.02
Other securities[a]		46,364,327	0.56

		130,007,394	1.58
BANKS
Fifth Third Bancorp.	1,901,426	38,903,176	0.47
M&T Bank Corp.	371,910	43,178,751	0.53
SunTrust Banks Inc.	1,247,993	54,662,093	0.67
Other securities[a]		303,170,644	3.69

		439,914,664	5.36
BEVERAGES
Molson Coors Brewing Co. Class B	427,465	46,935,657	0.57
Other securities[a]		1,770,924	0.02

		48,706,581	0.59
BIOTECHNOLOGY
Other securities[a]		12,262,044	0.15

		12,262,044	0.15
BUILDING PRODUCTS
Other securities[a]		36,733,908	0.45

		36,733,908	0.45
CAPITAL MARKETS
Northern Trust Corp.	515,000	35,014,850	0.43
Other securities[a]		159,469,493	1.94

		194,484,343	2.37

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$159,121,179	1.94%

		159,121,179	1.94
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		38,895,919	0.47

		38,895,919	0.47
COMMUNICATIONS EQUIPMENT
Other securities[a]		104,648,837	1.27

		104,648,837	1.27
CONSTRUCTION & ENGINEERING
Other securities[a]		65,980,750	0.80

		65,980,750	0.80
CONSTRUCTION MATERIALS
Other securities[a]		5,314,437	0.06

		5,314,437	0.06
CONSUMER FINANCE
Synchrony Financial	2,080,549	58,255,372	0.71
Other securities[a]		48,585,895	0.59

		106,841,267	1.30
CONTAINERS & PACKAGING
International Paper Co.	1,020,488	48,963,014	0.60
Other securities[a]		66,707,852	0.81

		115,670,866	1.41
DISTRIBUTORS
Other securities[a]		2,106,035	0.03

		2,106,035	0.03
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		18,130,285	0.22

		18,130,285	0.22
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		30,229,803	0.37

		30,229,803	0.37
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyLink Inc.	1,337,477	36,686,994	0.45
Other securities[a]		58,421,978	0.71

		95,108,972	1.16
ELECTRIC UTILITIES
Edison International	787,243	56,878,307	0.69
Eversource Energy	789,775	42,790,009	0.52
FirstEnergy Corp.	1,058,594	35,018,289	0.43
PPL Corp.	1,688,079	58,356,891	0.71

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
Xcel Energy Inc.	1,265,093	$52,045,926	0.63%
Other securities[a]		145,559,441	1.78

		390,648,863	4.76
ELECTRICAL EQUIPMENT
Other securities[a]		45,679,633	0.56

		45,679,633	0.56
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		90,701,707	1.11

		90,701,707	1.11
ENERGY EQUIPMENT & SERVICES
Baker Hughes Inc.	1,090,122	55,018,457	0.67
Other securities[a]		145,587,925	1.77

		200,606,382	2.44
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	341,028	60,648,419	0.74
Boston Properties Inc.	316,029	43,071,592	0.52
General Growth Properties Inc.	1,432,446	39,535,510	0.48
HCP Inc.[c]	1,163,231	44,144,616	0.54
Prologis Inc.[c]	1,298,693	69,532,023	0.85
Realty Income Corp.[c]	641,137	42,911,299	0.52
Ventas Inc.	576,774	40,737,548	0.50
Vornado Realty Trust	426,948	43,211,407	0.53
Welltower Inc.	888,523	66,434,865	0.81
Weyerhaeuser Co.	1,844,658	58,918,376	0.72
Other securities[a]		780,683,235	9.50

		1,289,828,890	15.71
FOOD & STAPLES RETAILING
Other securities[a]		18,704,139	0.23

		18,704,139	0.23
FOOD PRODUCTS
JM Smucker Co. (The)	288,197	39,062,221	0.48
Other securities[a]		130,858,496	1.59

		169,920,717	2.07
GAS UTILITIES
Other securities[a]		59,110,953	0.72

		59,110,953	0.72

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		$106,796,963	1.30%

		106,796,963	1.30
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		126,699,889	1.54

		126,699,889	1.54
HEALTH CARE TECHNOLOGY
Other securities[a]		6,129,726	0.07

		6,129,726	0.07
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		118,826,801	1.45

		118,826,801	1.45
HOUSEHOLD DURABLES
Other securities[a]		99,412,540	1.21

		99,412,540	1.21
HOUSEHOLD PRODUCTS
Other securities[a]		11,261,432	0.14

		11,261,432	0.14
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		41,136,322	0.50

		41,136,322	0.50
INDUSTRIAL CONGLOMERATES
Other securities[a]		33,387,183	0.41

		33,387,183	0.41
INSURANCE
Hartford Financial Services Group Inc. (The)	973,782	41,697,345	0.51
Progressive Corp. (The)	1,308,161	41,207,071	0.50
Other securities[a]		487,064,436	5.93

		569,968,852	6.94
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		20,439,472	0.25

		20,439,472	0.25
INTERNET SOFTWARE & SERVICES
Other securities[a]		17,784,231	0.22

		17,784,231	0.22
IT SERVICES
Other securities[a]		102,677,162	1.25

		102,677,162	1.25

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$7,032,102	0.09%

		7,032,102	0.09
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		76,049,801	0.93

		76,049,801	0.93
MACHINERY
Cummins Inc.	392,706	50,325,274	0.61
PACCAR Inc.	776,850	45,663,243	0.56
Parker-Hannifin Corp.	332,126	41,691,777	0.51
Stanley Black & Decker Inc.	327,015	40,216,305	0.49
Other securities[a]		182,190,083	2.22

		360,086,682	4.39
MARINE
Other securities[a]		8,165,524	0.10

		8,165,524	0.10
MEDIA
Other securities[a]		109,576,492	1.33

		109,576,492	1.33
METALS & MINING
Newmont Mining Corp.	1,322,572	51,963,854	0.63
Nucor Corp.	791,428	39,136,115	0.48
Other securities[a]		123,965,165	1.51

		215,065,134	2.62
MULTI-UTILITIES
Consolidated Edison Inc.	758,886	57,144,116	0.70
DTE Energy Co.	445,661	41,745,066	0.51
Public Service Enterprise Group Inc.	1,258,705	52,701,978	0.64
Sempra Energy	621,584	66,627,589	0.81
WEC Energy Group Inc.	786,386	47,088,794	0.57
Other securities[a]		149,136,383	1.82

		414,443,926	5.05
MULTILINE RETAIL
Other securities[a]		58,595,960	0.71

		58,595,960	0.71

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Concho Resources Inc.[b]	350,408	$48,128,539	0.59%
Devon Energy Corp.	1,184,306	52,239,738	0.64
Hess Corp.	701,003	37,587,781	0.46
Marathon Petroleum Corp.	1,308,601	53,116,114	0.65
Noble Energy Inc.	1,057,399	37,791,440	0.46
Williams Companies Inc. (The)	1,428,842	43,908,315	0.53
Other securities[a]		364,621,930	4.44

		637,393,857	7.77
PAPER & FOREST PRODUCTS
Other securities[a]		5,774,569	0.07

		5,774,569	0.07
PERSONAL PRODUCTS
Other securities[a]		43,182,767	0.53

		43,182,767	0.53
PHARMACEUTICALS
Other securities[a]		60,866,203	0.74

		60,866,203	0.74
PROFESSIONAL SERVICES
Other securities[a]		30,676,982	0.37

		30,676,982	0.37
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		32,377,443	0.39

		32,377,443	0.39
ROAD & RAIL
Other securities[a]		55,562,234	0.68

		55,562,234	0.68
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	763,289	49,193,976	0.60
Micron Technology Inc.[b]	2,487,601	44,229,546	0.54
Other securities[a]		126,433,428	1.54

		219,856,950	2.68
SOFTWARE
Other securities[a]		118,668,036	1.45

		118,668,036	1.45
SPECIALTY RETAIL
Other securities[a]		169,852,090	2.07

		169,852,090	2.07

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	702,245	$41,060,265	0.50%
Other securities[a]		32,008,088	0.39

		73,068,353	0.89
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		56,111,244	0.68

		56,111,244	0.68
THRIFTS & MORTGAGE FINANCE
Other securities[a]		19,349,303	0.24

		19,349,303	0.24
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		19,157,578	0.23

		19,157,578	0.23
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		15,455,587	0.19

		15,455,587	0.19
WATER UTILITIES
Other securities[a]		46,609,562	0.57

		46,609,562	0.57
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		20,195,967	0.25

		20,195,967	0.25

TOTAL COMMON STOCKS
(Cost: $7,475,371,510)		8,194,836,028	99.83

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	273,530,373	$273,530,373	3.33%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	16,247,524	16,247,524	0.20

		289,777,897	3.53

TOTAL SHORT-TERM INVESTMENTS
(Cost: $289,777,897)		289,777,897	3.53

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,765,149,407)[g]		8,484,613,925	103.36
Other Assets, Less Liabilities		(276,047,415)	(3.36)

NET ASSETS		$8,208,566,510	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2016. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $7,934,942,295. Net unrealized appreciation was $549,671,630, of which $1,121,783,519 represented gross unrealized appreciation on securities and $572,111,889 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	48	Dec. 2016	Chicago Mercantile	$5,143,678	$5,184,960	$41,282
S&P MidCap 400 E-Mini	54	Dec. 2016	Chicago Mercantile	8,285,603	8,367,840	82,237

				Net unrealized appreciation		$123,519

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,194,836,028	$—	$—	$8,194,836,028
Money market funds	289,777,897	—	—	289,777,897

Total	$8,484,613,925	$—	$—	$8,484,613,925

Derivative financial instruments[a]:
Assets:
Futures contracts	$123,519	$—	$—	$123,519

Total	$123,519	$—	$—	$123,519

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares Core Russell U.S. Growth ETF		iShares Core Russell U.S. Value ETF		iShares Micro-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$930,383,917		$837,595,087		$797,849,957
Affiliated (Note 2)	37,439,803		30,357,693		148,134,810

Total cost of investments	$967,823,720		$867,952,780		$945,984,767

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$959,276,236		$841,095,359		$768,504,919
Affiliated (Note 2)	37,439,803		30,669,596		148,134,810

Total fair value of investments	996,716,039		871,764,955		916,639,729
Cash pledged to broker	110,620		84,190		98,710
Cash	10,360		53,156		189,310
Receivables:
Investment securities sold	1,215,008		171,234		4,937,882
Due from custodian (Note 4)	475		254		—
Dividends and interest	619,432		1,402,210		1,003,946
Capital shares sold	17,672		—		—
Futures variation margin	15,510		11,546		18,379

Total Assets	998,705,116		873,487,545		922,887,956

LIABILITIES
Payables:
Investment securities purchased	263,156		732,669		5,176,340
Collateral for securities on loan (Note 1)	36,660,809		23,181,178		147,504,261
Capital shares redeemed	55,160		—		—
Investment advisory fees (Note 2)	54,543		47,559		373,162

Total Liabilities	37,033,668		23,961,406		153,053,763

NET ASSETS	$961,671,448		$849,526,139		$769,834,193

Net assets consist of:
Paid-in capital	$1,044,294,784		$918,110,603		$923,952,975
Undistributed net investment income	227,863		646,237		55,011
Accumulated net realized loss	(111,762,816)		(73,063,104)		(124,862,228)
Net unrealized appreciation (depreciation)	28,911,617		3,832,403		(29,311,565)

NET ASSETS	$961,671,448		$849,526,139		$769,834,193

Shares outstanding[b]	22,600,000	[c]	18,450,000	[d]	9,850,000

Net asset value per share	$42.55	[c]	$46.04	[d]	$78.16

[a]	Securities on loan with values of $35,736,877, $22,607,225 and $141,453,747, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. See Note 4.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. See Note 4.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,827,919,793	$10,959,028,641	$5,577,030,788
Affiliated (Note 2)	239,630,805	727,919,284	409,533,151

Total cost of investments	$5,067,550,598	$11,686,947,925	$5,986,563,939

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,168,029,126	$13,250,485,117	$6,512,724,979
Affiliated (Note 2)	245,871,167	727,919,284	409,533,151

Total fair value of investments	6,413,900,293	13,978,404,401	6,922,258,130
Cash pledged to broker	643,459	694,420	158,990
Cash	64,554	457,142	263,194
Receivables:
Investment securities sold	4,478,137	50,532,555	33,284,535
Due from custodian (Note 4)	—	4,609	19,882
Dividends and interest	7,225,486	16,594,929	3,353,096
Capital shares sold	—	151,212	—
Futures variation margin	88,070	122,932	29,220

Total Assets	6,426,399,999	14,046,962,200	6,959,367,047

LIABILITIES
Payables:
Investment securities purchased	3,655,021	64,258,216	36,428,156
Collateral for securities on loan (Note 1)	216,044,074	716,513,123	404,348,001
Investment advisory fees (Note 2)	1,017,120	2,122,952	1,291,955

Total Liabilities	220,716,215	782,894,291	442,068,112

NET ASSETS	$6,205,683,784	$13,264,067,909	$6,517,298,935

Net assets consist of:
Paid-in capital	$5,096,169,988	$11,140,116,346	$6,174,813,887
Undistributed net investment income	4,521,209	8,289,631	990,637
Accumulated net realized loss	(241,509,588)	(176,043,355)	(594,265,828)
Net unrealized appreciation	1,346,502,175	2,291,705,287	935,760,239

NET ASSETS	$6,205,683,784	$13,264,067,909	$6,517,298,935

Shares outstanding[b]	48,400,000	76,100,000	66,950,000

Net asset value per share	$128.22	$174.30	$97.35

[a]	Securities on loan with values of $210,515,418, $699,385,941 and $395,196,155, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$7,475,371,510
Affiliated (Note 2)	289,777,897

Total cost of investments	$7,765,149,407

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,194,836,028
Affiliated (Note 2)	289,777,897

Total fair value of investments	8,484,613,925
Cash pledged to broker	596,590
Cash	230,704
Receivables:
Investment securities sold	25,239,706
Due from custodian (Note 4)	46,453
Dividends and interest	15,104,073
Capital shares sold	188,695
Futures variation margin	101,460

Total Assets	8,526,121,606

LIABILITIES
Payables:
Investment securities purchased	42,433,388
Collateral for securities on loan (Note 1)	273,530,373
Investment advisory fees (Note 2)	1,591,335

Total Liabilities	317,555,096

NET ASSETS	$8,208,566,510

Net assets consist of:
Paid-in capital	$7,791,364,457
Distributions in excess of net investment income	(1,129,690)
Accumulated net realized loss	(301,256,294)
Net unrealized appreciation	719,588,037

NET ASSETS	$8,208,566,510

Shares outstanding[b]	106,900,000

Net asset value per share	$76.79

[a]	Securities on loan with a value of $266,215,467. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Core Russell U.S. Growth ETF	iShares Core Russell U.S. Value ETF	iShares Micro-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,809,051	$9,967,372	$4,783,786
Dividends — affiliated (Note 2)	6,845	75,346	2,022
Securities lending income — affiliated — net (Note 2)	258,512	81,131	2,281,047

Total investment income	7,074,408	10,123,849	7,066,855

EXPENSES
Investment advisory fees (Note 2)	313,329	273,154	2,176,161

Total expenses	313,329	273,154	2,176,161

Net investment income	6,761,079	9,850,695	4,890,694

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,696,341)	(4,059,283)	(6,643,335)
Investments — affiliated (Note 2)	(31,194)	(23,344)	—
In-kind redemptions — unaffiliated	9,413,568	5,613,360	3,080,726
In-kind redemptions — affiliated (Note 2)	3,341	38,047	—
Futures contracts	127,849	215,819	99,723
Foreign currency transactions	(94)	(105)	—
Realized gain distributions from affiliated funds	—	1	4

Net realized gain (loss)	(11,182,871)	1,784,495	(3,462,882)

Net change in unrealized appreciation/depreciation on:
Investments	53,970,709	52,249,854	104,112,439
Futures contracts	(10,475)	(32,695)	1,379

Net change in unrealized appreciation/depreciation	53,960,234	52,217,159	104,113,818

Net realized and unrealized gain	42,777,363	54,001,654	100,650,936

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,538,442	$63,852,349	$105,541,630

[a]	Net of foreign withholding tax of $274, $3,237 and $3,762, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$62,277,844	$113,926,234	$35,972,098
Dividends — affiliated (Note 2)	319,209	20,687	8,149
Securities lending income — affiliated — net (Note 2)	1,178,310	2,434,406	1,590,296

Total investment income	63,775,363	116,381,327	37,570,543

EXPENSES
Investment advisory fees (Note 2)	6,115,574	12,487,830	7,671,604

Total expenses	6,115,574	12,487,830	7,671,604

Net investment income	57,659,789	103,893,497	29,898,939

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,363,888)	(158,838,779)	(85,301,070)
Investments — affiliated (Note 2)	(57,653)	—	—
In-kind redemptions — unaffiliated	90,870,566	304,438,241	89,240,158
In-kind redemptions — affiliated (Note 2)	327,469	—	—
Futures contracts	1,300,092	1,686,314	632,814
Realized gain distributions from affiliated funds	—	11	3

Net realized gain	72,076,586	147,285,787	4,571,905

Net change in unrealized appreciation/depreciation on:
Investments	285,335,347	672,538,794	333,682,569
Futures contracts	(149,567)	(507,909)	(262,748)

Net change in unrealized appreciation/depreciation	285,185,780	672,030,885	333,419,821

Net realized and unrealized gain	357,262,366	819,316,672	337,991,726

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$414,922,155	$923,210,169	$367,890,665

[a]	Net of foreign withholding tax of $13,418, $26,229 and $2,724, respectively.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$80,127,312
Dividends — affiliated (Note 2)	17,732
Securities lending income — affiliated — net (Note 2)	913,728

Total investment income	81,058,772

EXPENSES
Investment advisory fees (Note 2)	9,205,245

Total expenses	9,205,245

Net investment income	71,853,527

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(88,456,946)
In-kind redemptions — unaffiliated	165,444,894
Futures contracts	1,218,808
Realized gain distributions from affiliated funds	11

Net realized gain	78,206,767

Net change in unrealized appreciation/depreciation on:
Investments	499,703,379
Futures contracts	(466,192)

Net change in unrealized appreciation/depreciation	499,237,187

Net realized and unrealized gain	577,443,954

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$649,297,481

[a]	Net of foreign withholding tax of $26,988.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Russell U.S. Growth ETF		iShares Core Russell U.S. Value ETF
	Six months ended September 30, 2016 (Unaudited)[a]	Year ended March 31, 2016[a]	Six months ended September 30, 2016 (Unaudited)[b]	Year ended March 31, 2016[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,761,079	$12,324,438	$9,850,695	$19,675,408
Net realized gain (loss)	(11,182,871)	80,666,556	1,784,495	48,972,435
Net change in unrealized appreciation/depreciation	53,960,234	(116,656,100)	52,217,159	(108,000,273)

Net increase (decrease) in net assets resulting from operations	49,538,442	(23,665,106)	63,852,349	(39,352,430)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,687,107)	(12,280,929)	(9,185,745)	(21,637,096)

Total distributions to shareholders	(6,687,107)	(12,280,929)	(9,185,745)	(21,637,096)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	119,707,525	771,258,877	108,839,860	371,180,603
Cost of shares redeemed	(68,170,550)	(455,992,725)	(34,521,331)	(479,434,843)

Net increase (decrease) in net assets from capital share transactions	51,536,975	315,266,152	74,318,529	(108,254,240)

INCREASE (DECREASE) IN NET ASSETS	94,388,310	279,320,117	128,985,133	(169,243,766)

NET ASSETS
Beginning of period	867,283,138	587,963,021	720,541,006	889,784,772

End of period	$961,671,448	$867,283,138	$849,526,139	$720,541,006

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$227,863	$153,891	$646,237	$(18,713)

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	18,900,000	2,400,000	8,550,000
Shares redeemed	(1,300,000)	(12,000,000)	(750,000)	(11,550,000)

Net increase (decrease) in shares outstanding	1,200,000	6,900,000	1,650,000	(3,000,000)

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. See Note 4.
[b]	Share transactions reflect a three-for-one stock split effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. See Note 4.

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Micro-Cap ETF		iShares Russell 3000 ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,890,694	$10,849,265	$57,659,789	$113,471,691
Net realized gain (loss)	(3,462,882)	63,386,821	72,076,586	317,208,075
Net change in unrealized appreciation/depreciation	104,113,818	(197,180,388)	285,185,780	(484,596,853)

Net increase (decrease) in net assets resulting from operations	105,541,630	(122,944,302)	414,922,155	(53,917,087)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,783,740)	(11,468,272)	(54,973,701)	(125,147,973)

Total distributions to shareholders	(4,783,740)	(11,468,272)	(54,973,701)	(125,147,973)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	194,911,766	49,815,398	548,985,628
Cost of shares redeemed	(24,557,166)	(302,003,767)	(216,920,771)	(758,006,183)

Net decrease in net assets from capital share transactions	(24,557,166)	(107,092,001)	(167,105,373)	(209,020,555)

INCREASE (DECREASE) IN NET ASSETS	76,200,724	(241,504,575)	192,843,081	(388,085,615)

NET ASSETS
Beginning of period	693,633,469	935,138,044	6,012,840,703	6,400,926,318

End of period	$769,834,193	$693,633,469	$6,205,683,784	$6,012,840,703

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$55,011	$(51,943)	$4,521,209	$1,835,121

SHARES ISSUED AND REDEEMED
Shares sold	—	2,350,000	400,000	4,550,000
Shares redeemed	(350,000)	(3,950,000)	(1,750,000)	(6,450,000)

Net decrease in shares outstanding	(350,000)	(1,600,000)	(1,350,000)	(1,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$103,893,497	$198,218,900	$29,898,939	$62,751,204
Net realized gain	147,285,787	1,204,563,777	4,571,905	637,242,268
Net change in unrealized appreciation/depreciation	672,030,885	(2,042,108,139)	333,419,821	(1,024,382,509)

Net increase (decrease) in net assets resulting from operations	923,210,169	(639,325,462)	367,890,665	(324,389,037)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(95,543,134)	(214,120,530)	(29,266,377)	(66,097,198)

Total distributions to shareholders	(95,543,134)	(214,120,530)	(29,266,377)	(66,097,198)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	839,110,747	3,113,165,794	358,982,444	1,753,142,712
Cost of shares redeemed	(573,922,106)	(2,713,709,439)	(240,046,542)	(1,745,225,222)

Net increase in net assets from capital share transactions	265,188,641	399,456,355	118,935,902	7,917,490

INCREASE (DECREASE) IN NET ASSETS	1,092,855,676	(453,989,637)	457,560,190	(382,568,745)

NET ASSETS
Beginning of period	12,171,212,233	12,625,201,870	6,059,738,745	6,442,307,490

End of period	$13,264,067,909	$12,171,212,233	$6,517,298,935	$6,059,738,745

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$8,289,631	$(60,732)	$990,637	$358,075

SHARES ISSUED AND REDEEMED
Shares sold	4,950,000	18,650,000	3,750,000	18,700,000
Shares redeemed	(3,500,000)	(16,950,000)	(2,550,000)	(18,700,000)

Net increase in shares outstanding	1,450,000	1,700,000	1,200,000	—

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$71,853,527	$138,350,173
Net realized gain	78,206,767	552,372,234
Net change in unrealized appreciation/depreciation	499,237,187	(972,438,291)

Net increase (decrease) in net assets resulting from operations	649,297,481	(281,715,884)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(72,604,562)	(151,204,560)

Total distributions to shareholders	(72,604,562)	(151,204,560)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,238,572,285	1,770,819,243
Cost of shares redeemed	(456,964,075)	(1,769,538,657)

Net increase in net assets from capital share transactions	781,608,210	1,280,586

INCREASE (DECREASE) IN NET ASSETS	1,358,301,129	(431,639,858)

NET ASSETS
Beginning of period	6,850,265,381	7,281,905,239

End of period	$8,208,566,510	$6,850,265,381

Distributions in excess of net investment income included in net assets at end of period	$(1,129,690)	$(378,655)

SHARES ISSUED AND REDEEMED
Shares sold	16,600,000	24,250,000
Shares redeemed	(6,250,000)	(24,500,000)

Net increase (decrease) in shares outstanding	10,350,000	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Russell U.S. Growth ETF
	Six months ended Sep. 30, 2016 (Unaudited)[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]	Year ended Mar. 31, 2012[a]
Net asset value, beginning of period	$40.53	$40.55	$35.54	$29.21	$26.94	$24.84

Income from investment operations:
Net investment income[b]	0.31	0.61	0.55	0.45	0.44	0.31
Net realized and unrealized gain (loss)[c]	2.01	(0.08)	4.99	6.32	2.27	2.11

Total from investment operations	2.32	0.53	5.54	6.77	2.71	2.42

Less distributions from:
Net investment income	(0.30)	(0.55)	(0.53)	(0.44)	(0.44)	(0.32)

Total distributions	(0.30)	(0.55)	(0.53)	(0.44)	(0.44)	(0.32)

Net asset value, end of period	$42.55	$40.53	$40.55	$35.54	$29.21	$26.94

Total return	5.77%[d]	1.31%	15.67%	23.24%	10.19%	9.90%

Ratios/Supplemental data:
Net assets, end of period (000s)	$961,671	$867,283	$587,963	$472,624	$388,537	$344,866
Ratio of expenses to average net assets[e]	0.07%	0.08%	0.12%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.51%	1.52%	1.44%	1.36%	1.63%	1.28%
Portfolio turnover rate[f]	13%	14%	13%	15%	18%	20%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Russell U.S. Value ETF
	Six months ended Sep. 30, 2016 (Unaudited)[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]	Year ended Mar. 31, 2012[a]
Net asset value, beginning of period	$42.89	$44.94	$42.13	$35.45	$30.63	$30.11

Income from investment operations:
Net investment income[b]	0.57	1.04	0.97	0.81	0.75	0.63
Net realized and unrealized gain (loss)[c]	3.09	(1.97)	2.74	6.70	4.79	0.53

Total from investment operations	3.66	(0.93)	3.71	7.51	5.54	1.16

Less distributions from:
Net investment income	(0.51)	(1.12)	(0.90)	(0.83)	(0.72)	(0.64)

Total distributions	(0.51)	(1.12)	(0.90)	(0.83)	(0.72)	(0.64)

Net asset value, end of period	$46.04	$42.89	$44.94	$42.13	$35.45	$30.63

Total return	8.57%[d]	(2.05)%	8.83%	21.34%	18.43%	4.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$849,526	$720,541	$889,785	$587,712	$404,186	$307,797
Ratio of expenses to average net assets[e]	0.07%	0.08%	0.11%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.52%	2.41%	2.20%	2.10%	2.37%	2.23%
Portfolio turnover rate[f]	13%	18%	13%	13%	16%	21%

[a]	Per share amounts reflect a three-for-one stock split effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$68.00	$79.25	$77.27	$58.73	$51.35	$53.25

Income from investment operations:
Net investment income[a]	0.49	0.96	0.88	0.71	0.81	0.56
Net realized and unrealized gain (loss)[b]	10.15	(11.18)	2.05	18.62	7.58	(1.84)

Total from investment operations	10.64	(10.22)	2.93	19.33	8.39	(1.28)

Less distributions from:
Net investment income	(0.48)	(1.03)	(0.95)	(0.79)	(1.01)	(0.62)

Total distributions	(0.48)	(1.03)	(0.95)	(0.79)	(1.01)	(0.62)

Net asset value, end of period	$78.16	$68.00	$79.25	$77.27	$58.73	$51.35

Total return	15.69%[c]	(12.98)%	3.87%	33.03%	16.60%	(2.28)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$769,834	$693,633	$935,138	$1,050,830	$540,280	$485,293
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.35%	1.29%	1.19%	1.03%	1.57%	1.17%
Portfolio turnover rate[e]	19%	25%	26%	26%	29%	31%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$120.86	$123.93	$112.36	$93.44	$83.37	$79.35

Income from investment operations:
Net investment income[a]	1.18	2.23	2.06	1.83	1.74	1.38
Net realized and unrealized gain (loss)[b]	7.31	(2.84)	11.56	18.91	10.06	4.02

Total from investment operations	8.49	(0.61)	13.62	20.74	11.80	5.40

Less distributions from:
Net investment income	(1.13)	(2.46)	(2.05)	(1.82)	(1.73)	(1.38)

Total distributions	(1.13)	(2.46)	(2.05)	(1.82)	(1.73)	(1.38)

Net asset value, end of period	$128.22	$120.86	$123.93	$112.36	$93.44	$83.37

Total return	7.05%[c]	(0.47)%	12.18%	22.35%	14.37%	7.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,205,684	$6,012,841	$6,400,926	$5,561,693	$4,139,560	$3,439,131
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.89%	1.85%	1.74%	1.77%	2.06%	1.82%
Portfolio turnover rate[e]	2%	5%	5%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$163.04	$173.07	$154.72	$127.35	$110.75	$109.00

Income from investment operations:
Net investment income[a]	1.39	2.59	2.26	2.02	1.98	1.52
Net realized and unrealized gain (loss)[b]	11.14	(9.84)	18.52	27.44	16.71	1.79

Total from investment operations	12.53	(7.25)	20.78	29.46	18.69	3.31

Less distributions from:
Net investment income	(1.27)	(2.78)	(2.43)	(2.09)	(2.09)	(1.56)

Total distributions	(1.27)	(2.78)	(2.43)	(2.09)	(2.09)	(1.56)

Net asset value, end of period	$174.30	$163.04	$173.07	$154.72	$127.35	$110.75

Total return	7.71%[c]	(4.18)%	13.51%	23.28%	17.14%	3.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,264,068	$12,171,212	$12,625,202	$9,909,644	$7,297,113	$6,783,639
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.64%	1.58%	1.39%	1.43%	1.77%	1.48%
Portfolio turnover rate[e]	10%	11%	10%	10%	13%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$92.16	$97.98	$85.83	$69.89	$62.91	$60.91

Income from investment operations:
Net investment income[a]	0.46	0.96	0.86	0.69	0.79	0.50
Net realized and unrealized gain (loss)[b]	5.17	(5.78)	12.23	16.00	7.03	2.03

Total from investment operations	5.63	(4.82)	13.09	16.69	7.82	2.53

Less distributions from:
Net investment income	(0.44)	(1.00)	(0.94)	(0.75)	(0.84)	(0.53)

Total distributions	(0.44)	(1.00)	(0.94)	(0.75)	(0.84)	(0.53)

Net asset value, end of period	$97.35	$92.16	$97.98	$85.83	$69.89	$62.91

Total return	6.13%[c]	(4.91)%	15.33%	23.96%	12.58%	4.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,517,299	$6,059,739	$6,442,307	$4,862,272	$3,592,398	$3,431,981
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.96%	1.03%	0.95%	0.88%	1.26%	0.85%
Portfolio turnover rate[e]	27%	22%	20%	23%	25%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$70.95	$75.23	$68.74	$57.15	$48.14	$48.14

Income from investment operations:
Net investment income[a]	0.72	1.45	1.28	1.18	1.07	0.89
Net realized and unrealized gain (loss)[b]	5.84	(4.16)	6.57	11.62	8.99	0.04

Total from investment operations	6.56	(2.71)	7.85	12.80	10.06	0.93

Less distributions from:
Net investment income	(0.72)	(1.57)	(1.36)	(1.21)	(1.05)	(0.93)

Total distributions	(0.72)	(1.57)	(1.36)	(1.21)	(1.05)	(0.93)

Net asset value, end of period	$76.79	$70.95	$75.23	$68.74	$57.15	$48.14

Total return	9.28%[c]	(3.56)%	11.48%	22.61%	21.24%	2.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,208,567	$6,850,265	$7,281,905	$5,722,940	$4,685,906	$3,222,765
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.92%	2.05%	1.77%	1.91%	2.16%	1.97%
Portfolio turnover rate[e]	20%	25%	22%	23%	23%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Russell U.S. Growth[a]	Diversified
Core Russell U.S. Value[b]	Diversified
Micro-Cap	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

[a]	Formerly the iShares Core U.S. Growth ETF.
[b]	Formerly the iShares Core U.S. Value ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core Russell U.S. Growth
Barclays Capital Inc.	$117,236	$117,236	$—
BNP Paribas Prime Brokerage Inc.	23,722	23,722	—
BNP Paribas Prime Brokerage International Ltd.	735,781	735,781	—
Citigroup Global Markets Inc.	2,805,030	2,805,030	—
Credit Suisse Securities (USA) LLC	1,175,107	1,175,107	—
Deutsche Bank Securities Inc.	3,900,586	3,900,586	—
Goldman Sachs & Co.	7,800,264	7,800,264	—
HSBC Bank PLC	200,399	200,399	—
Jefferies LLC	163,895	163,895	—
JPMorgan Securities LLC	8,129,666	8,129,666	—
Merrill Lynch, Pierce, Fenner & Smith	1,702,842	1,702,842	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,548,927	3,548,927	—
National Financial Services LLC	374,789	374,789	—
Nomura Securities International Inc.	294,811	294,811	—
RBC Capital Markets LLC	123,161	123,161	—
Scotia Capital (USA) Inc.	1,727,168	1,727,168	—
SG Americas Securities LLC	66,229	66,229	—
State Street Bank & Trust Company	1,017,436	1,017,436	—
Timber Hill LLC	170,675	170,675	—
UBS AG	225,185	225,185	—
UBS Securities LLC	506,839	506,839	—
Wells Fargo Securities LLC	927,129	927,129	—

	$35,736,877	$35,736,877	$—

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core Russell U.S. Value
Barclays Capital Inc.	$366,573	$366,573	$—
BNP Paribas Prime Brokerage Inc.	90,697	90,697	—
BNP Paribas Prime Brokerage International Ltd.	394,267	394,267	—
Citigroup Global Markets Inc.	1,242,672	1,242,672	—
Credit Suisse Securities (USA) LLC	812,259	812,259	—
Deutsche Bank Securities Inc.	528,825	528,825	—
Goldman Sachs & Co.	2,722,584	2,722,584	—
HSBC Bank PLC	114,354	114,354	—
Jefferies LLC	16,324	16,324	—
JPMorgan Securities LLC	2,011,561	2,011,561	—
Merrill Lynch, Pierce, Fenner & Smith	987,257	987,257	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,429,345	7,429,345	—
National Financial Services LLC	243,090	243,090	—
Nomura Securities International Inc.	163,305	163,305	—
Scotia Capital (USA) Inc.	538,522	538,522	—
SG Americas Securities LLC	3,278,013	3,278,013	—
State Street Bank & Trust Company	361,157	361,157	—
Timber Hill LLC	78,242	78,242	—
UBS AG	296,228	296,228	—
UBS Securities LLC	715,388	715,388	—
Wells Fargo Securities LLC	216,562	216,562	—

	$22,607,225	$22,607,225	$—

Micro-Cap
Barclays Capital Inc.	$3,710,745	$3,710,745	$—
BNP Paribas Prime Brokerage Inc.	1,073,921	1,073,921	—
BNP Paribas Prime Brokerage International Ltd.	4,001,275	4,001,275	—
Citigroup Global Markets Inc.	10,783,998	10,783,998	—
Credit Suisse Securities (USA) LLC	6,695,364	6,695,364	—
Deutsche Bank Securities Inc.	11,979,219	11,979,219	—
Goldman Sachs & Co.	29,055,765	29,055,765	—
HSBC Bank PLC	179,573	179,573	—
Jefferies LLC	1,878,209	1,878,209	—
JPMorgan Securities LLC	20,373,229	20,373,229	—
Merrill Lynch, Pierce, Fenner & Smith	9,432,283	9,432,283	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	21,277,106	21,277,106	—
National Financial Services LLC	4,305,692	4,305,692	—
Nomura Securities International Inc.	552,704	552,704	—
Scotia Capital (USA) Inc.	2,739,362	2,739,362	—
SG Americas Securities LLC	101,167	101,167	—
State Street Bank & Trust Company	4,100,266	4,100,266	—
Timber Hill LLC	267,347	267,347	—
UBS AG	103,687	103,687	—
UBS Securities LLC	3,265,183	3,265,183	—
Wells Fargo Securities LLC	5,577,652	5,577,652	—

	$141,453,747	$141,453,747	$—

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell 3000
Barclays Capital Inc.	$2,957,756	$2,957,756	$—
BNP Paribas Prime Brokerage Inc.	1,202,506	1,202,506	—
BNP Paribas Prime Brokerage International Ltd.	6,923,695	6,923,695	—
Citigroup Global Markets Inc.	10,878,918	10,878,918	—
Credit Suisse Securities (USA) LLC	6,012,094	6,012,094	—
Deutsche Bank Securities Inc.	10,920,995	10,920,995	—
Goldman Sachs & Co.	40,104,456	40,104,456	—
HSBC Bank PLC	841,792	841,792	—
Jefferies LLC	1,392,337	1,392,337	—
JPMorgan Securities LLC	34,973,750	34,973,750	—
Merrill Lynch, Pierce, Fenner & Smith	11,807,329	11,807,329	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	39,148,435	39,148,435	—
National Financial Services LLC	2,937,739	2,937,739	—
Nomura Securities International Inc.	1,151,166	1,151,166	—
Scotia Capital (USA) Inc.	4,742,514	4,742,514	—
SG Americas Securities LLC	13,010,054	13,010,054	—
State Street Bank & Trust Company	10,225,288	10,225,288	—
Timber Hill LLC	263,322	263,322	—
UBS AG	1,196,125	1,196,125	—
UBS Securities LLC	7,600,104	7,600,104	—
Wells Fargo Securities LLC	2,225,043	2,225,043	—

	$210,515,418	$210,515,418	$—

Russell Mid-Cap
Barclays Capital Inc.	$11,360,397	$11,360,397	$—
BNP Paribas Prime Brokerage Inc.	37,674	37,674	—
BNP Paribas Prime Brokerage International Ltd.	6,737,630	6,737,630	—
Citigroup Global Markets Inc.	46,061,303	46,061,303	—
Credit Suisse Securities (USA) LLC	15,489,530	15,489,530	—
Deutsche Bank Securities Inc.	50,163,230	50,163,230	—
Goldman Sachs & Co.	125,798,839	125,798,839	—
HSBC Bank PLC	4,106,754	4,106,754	—
Jefferies LLC	646,479	646,479	—
JPMorgan Securities LLC	120,544,567	120,544,567	—
Merrill Lynch, Pierce, Fenner & Smith	46,113,118	46,113,118	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	123,022,253	123,022,253	—
National Financial Services LLC	13,223,214	13,223,214	—
Nomura Securities International Inc.	758,231	758,231	—
Scotia Capital (USA) Inc.	15,368,155	15,368,155	—
SG Americas Securities LLC	2,040,537	2,040,537	—
State Street Bank & Trust Company	77,899,544	77,899,544	—
Timber Hill LLC	159,264	159,264	—
UBS Securities LLC	18,408,867	18,408,867	—
Wells Fargo Securities LLC	21,446,355	21,446,355	—

	$699,385,941	$699,385,941	$—

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell Mid-Cap Growth
Barclays Capital Inc.	$10,940,715	$10,940,715	$—
BNP Paribas Prime Brokerage Inc.	3,682,881	3,682,881	—
BNP Paribas Prime Brokerage International Ltd.	18,835,229	18,835,229	—
Citigroup Global Markets Inc.	35,740,487	35,740,487	—
Credit Suisse Securities (USA) LLC	8,368,584	8,368,584	—
Deutsche Bank Securities Inc.	16,331,370	16,331,370	—
Goldman Sachs & Co.	92,243,439	92,243,439	—
HSBC Bank PLC	10,099,914	10,099,914	—
Jefferies LLC	1,848,566	1,848,566	—
JPMorgan Securities LLC	61,890,160	61,890,160	—
Merrill Lynch, Pierce, Fenner & Smith	17,766,085	17,766,085	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	62,951,238	62,951,238	—
National Financial Services LLC	2,869,453	2,869,453	—
Nomura Securities International Inc.	767,084	767,084	—
Scotia Capital (USA) Inc.	2,913,213	2,913,213	—
SG Americas Securities LLC	188,245	188,245	—
State Street Bank & Trust Company	32,908,565	32,908,565	—
Timber Hill LLC	2,110,992	2,110,992	—
UBS AG	859,221	859,221	—
UBS Securities LLC	6,866,156	6,866,156	—
Wells Fargo Securities LLC	5,014,558	5,014,558	—

	$395,196,155	$395,196,155	$—

Russell Mid-Cap Value
Barclays Capital Inc.	$4,170,163	$4,170,163	$—
BNP Paribas Prime Brokerage Inc.	70,774	70,774	—
BNP Paribas Prime Brokerage International Ltd.	469,888	469,888	—
Citigroup Global Markets Inc.	33,401,880	33,401,880	—
Credit Suisse Securities (USA) LLC	17,013,658	17,013,658	—
Deutsche Bank Securities Inc.	13,025,438	13,025,438	—
Goldman Sachs & Co.	25,840,591	25,840,591	—
HSBC Bank PLC	1,544,959	1,544,959	—
Jefferies LLC	3,898,100	3,898,100	—
JPMorgan Securities LLC	66,735,365	66,735,365	—
Merrill Lynch, Pierce, Fenner & Smith	29,546,123	29,546,123	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	31,286,519	31,286,519	—
Nomura Securities International Inc.	1,279,664	1,279,664	—
Scotia Capital (USA) Inc.	2,518,663	2,518,663	—
SG Americas Securities LLC	116,394	116,394	—
State Street Bank & Trust Company	17,922,359	17,922,359	—
Timber Hill LLC	1,430,279	1,430,279	—
UBS AG	7,921,517	7,921,517	—
UBS Securities LLC	7,202,487	7,202,487	—
Wells Fargo Securities LLC	820,646	820,646	—

	$266,215,467	$266,215,467	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core Russell U.S. Growth	0.07%
Core Russell U.S. Value	0.07
Micro-Cap	0.60
Russell 3000	0.20

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core Russell U.S. Growth	$107,863
Core Russell U.S. Value	34,694
Micro-Cap	918,693
Russell 3000	495,140
Russell Mid-Cap	1,096,711
Russell Mid-Cap Growth	717,194
Russell Mid-Cap Value	412,230

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core Russell U.S. Growth	$74,251,813	$88,072,553
Core Russell U.S. Value	83,734,754	77,335,731
Micro-Cap	23,813,523	68,810,143
Russell 3000	34,626,943	26,596,957
Russell Mid-Cap	463,662,314	324,160,770
Russell Mid-Cap Growth	921,787,235	873,822,735
Russell Mid-Cap Value	1,057,090,418	943,274,168

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Core Russell U.S. Growth	$119,620,876	$114,326,768
Core Russell U.S. Value	112,196,861	101,191,639
Micro-Cap	155,464,606	139,796,720
Russell 3000	199,162,464	142,747,283
Russell Mid-Cap	1,443,911,574	1,239,512,769
Russell Mid-Cap Growth	1,701,394,337	1,668,227,061
Russell Mid-Cap Value	1,712,555,064	1,531,787,762

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Russell U.S. Growth	$119,008,179	$67,550,238
Core Russell U.S. Value	107,578,056	34,167,618
Micro-Cap	—	23,942,416
Russell 3000	49,427,768	214,722,935
Russell Mid-Cap	827,371,721	571,480,732
Russell Mid-Cap Growth	355,964,124	237,502,775
Russell Mid-Cap Value	1,215,261,684	450,917,531

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a two-for-one stock split for the iShares Core Russell U.S. Growth ETF (“IUSG”) and a three-for-one stock split for the iShares Core Russell U.S. Value ETF (“IUSV”), effective after the close of trading on July 22, 2016, for shareholders of record on July 19, 2016. The impact of the stock splits was to increase the number of shares outstanding by a factor of two for IUSG and a factor of three for IUSV, while decreasing the NAV per share by factors of two and three, respectively, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core Russell U.S. Growth ETF	iShares Core Russell U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$19,298	$20,228	$33,473	$152,480

		iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value TF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]		$248,811	$66,048	$123,519

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core Russell U.S. Growth ETF	iShares Core Russell U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Futures contracts	$127,849	$215,819	$99,723	$1,300,092

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core Russell U.S. Growth ETF	iShares Core Russell U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Equity contracts:
Futures contracts	$(10,475)	$(32,695)	$1,379	$(149,567)

		Net Realized Gain (Loss)
		iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts		$1,686,314	$632,814	$1,218,808

		Net Change in Unrealized Appreciation/Depreciation
		iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts		$(507,909)	$(262,748)	$(466,192)

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2016:

	iShares Core Russell U.S. Growth ETF	iShares Core Russell U.S. Value ETF	iShares Micro-Cap ETF	iShares Russell 3000 ETF
Average value of contracts purchased	$1,944,473	$2,250,572	$1,392,457	$15,236,712

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Average value of contracts purchased	$31,652,157	$7,810,165	$29,537,510

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core Russell U.S. Growth	$11,551,294	$14,427,568	$55,612,220	$15,920,828	$97,511,910
Core Russell U.S. Value	5,208,076	—	34,902,303	12,829,303	52,939,682
Micro-Cap	25,558,131	—	44,118,736	17,016,462	86,693,329
Russell 3000	—	17,354,029	126,187,428	31,991,900	175,533,357
Russell Mid-Cap	—	—	51,521,470	27,732,055	79,253,525
Russell Mid-Cap Growth	49,117,533	—	363,363,957	137,522,509	550,003,999
Russell Mid-Cap Value	—	—	214,344,315	4,032,186	218,376,501

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core Russell U.S. Growth ETF and iShares Core Russell U.S. Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Micro-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s pricing reflects

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that it invests primarily in micro-cap companies, as compared to the majority of competitor funds as determined by Broadridge, which invest primarily in small-cap companies.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

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affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The

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Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Russell 3000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the

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statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee

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had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Russell Mid-Cap ETF and iShares Russell Mid-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each

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Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares Russell Mid-Cap Value ETF were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its respective Peer Group, excluding iShares funds, and the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares Russell Mid-Cap ETF were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory

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requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as iShares Russell Mid-Cap ETF and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of iShares Russell Mid-Cap ETF, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV, iShares Russell Mid-Cap Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the

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Contract (Continued)

iSHARES® TRUST

extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as

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necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Russell U.S. Growth	$0.300790	$—	$0.002700	$0.303490	99%	—%	1%	100%
Core Russell U.S. Value	0.499653	—	0.010691	0.510344	98	—	2	100
Micro-Cap	0.435404	—	0.047144	0.482548	90	—	10	100
Russell 3000	1.113390	—	0.017762	1.131152	98	—	2	100
Russell Mid-Cap	1.223430	—	0.048869	1.272299	96	—	4	100
Russell Mid-Cap Growth	0.436118	—	0.007919	0.444037	98	—	2	100
Russell Mid-Cap Value	0.677424	—	0.040283	0.717707	94	—	6	100

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-306-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca
➢	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

Performance as of September 30, 2016

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. In order to replicate the hedging component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Japanese yen.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF. For the six-month reporting period ended September 30, 2016, the total return for the Fund was -1.01%, net of fees, while the total return for the Index was -1.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.31)%	(4.59)%	(4.52)%	(5.31)%	(4.59)%	(4.52)%
Since Inception	(3.15)%	(2.42)%	(2.04)%	(3.17)%	(2.44)%	(2.05)%

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a,b]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$989.90	$0.00	$1,000.00	$1,025.10	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR 1

As of 9/30/16

Sector	Percentage of Total Investments [2]
Industrials	22.11%
Consumer Discretionary	17.14
Financials	13.09
Information Technology	10.69
Consumer Staples	9.61
Health Care	9.43
Materials	6.47
Telecommunication Services	5.70
Real Estate	3.93
Utilities	1.43
Energy	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS 1

As of 9/30/16

Security	Percentage of Total Investments [2]
Toyota Motor Corp.	1.66%
Sumitomo Mitsui Financial Group Inc.	1.64
Mizuho Financial Group Inc.	1.64
SoftBank Group Corp.	1.60
Honda Motor Co. Ltd.	1.60
Mitsubishi UFJ Financial Group Inc.	1.56
KDDI Corp.	1.44
Takeda Pharmaceutical Co. Ltd.	1.40
Nippon Telegraph & Telephone Corp.	1.36
Seven & I Holdings Co. Ltd.	1.35

TOTAL	15.25%

[1]	Reflects the allocation of the iShares JPX-Nikkei 400 ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® JPX-NIKKEI 400 ETF

Performance as of September 30, 2016

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 8.94%, net of fees, while the total return for the Index was 9.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.54%	11.76%	13.07%	12.54%	11.76%	13.07%
5 Years	7.32%	7.99%	7.52%	42.37%	46.84%	43.70%
10 Years	0.59%	0.65%	0.75%	6.07%	6.70%	7.77%

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,089.40	$2.51	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Industrials	22.11%
Consumer Discretionary	17.14
Financials	13.09
Information Technology	10.69
Consumer Staples	9.61
Health Care	9.43
Materials	6.47
Telecommunication Services	5.70
Real Estate	3.93
Utilities	1.43
Energy	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*
Toyota Motor Corp.	1.66%
Sumitomo Mitsui Financial Group Inc.	1.64
Mizuho Financial Group Inc.	1.64
SoftBank Group Corp.	1.60
Honda Motor Co. Ltd.	1.60
Mitsubishi UFJ Financial Group Inc.	1.56
KDDI Corp.	1.44
Takeda Pharmaceutical Co. Ltd.	1.40
Nippon Telegraph & Telephone Corp.	1.36
Seven & I Holdings Co. Ltd.	1.35

TOTAL	15.25%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

September 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.30%

EXCHANGE-TRADED FUNDS — 100.30%
iShares JPX-Nikkei 400 ETF[a]	41,725	$2,266,919

		2,266,919

TOTAL INVESTMENT COMPANIES
(Cost: $2,203,833)		2,266,919

SHORT-TERM INVESTMENTS — 0.05%
MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.31%[b,c]	1,146	1,146

		1,146

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,146)		1,146

TOTAL INVESTMENTS IN SECURITIES — 100.35% (Cost: $2,204,979)[d]		2,268,065
Other Assets, Less Liabilities — (0.35)%		(7,972)

NET ASSETS — 100.00%		$2,260,093

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,214,307. Net unrealized appreciation was $53,758, of which $63,086 represented gross unrealized appreciation on securities and $9,328 represented gross unrealized depreciation on securities.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

September 30, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares JPX-Nikkei 400 ETF	69,407	1,671	(29,353)	41,725	$2,266,919	$17,286	$(26,214)

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of September 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	231,044,000	USD	2,270,302	BNP	10/05/2016	$8,216
USD	17,787	JPY	1,799,000	BNP	11/04/2016	23

						8,239

USD	2,257,715	JPY	231,044,000	BNP	10/05/2016	(20,803)
USD	2,252,171	JPY	228,890,000	BNP	11/04/2016	(7,902)

						(28,705)

Net unrealized depreciation						$(20,466)

Counterparties:

BNP — BNP Paribas SA

Currency Abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,266,919	$—	$—	$2,266,919
Money market funds	1,146	—	—	1,146

Total	$2,268,065	$—	$—	$2,268,065

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$8,239	$—	$8,239
Liabilities:
Forward currency contracts	—	(28,705)	—	(28,705)

Total	$—	$(20,466)	$—	$(20,466)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments  (Unaudited)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.11%

AIR FREIGHT & LOGISTICS — 0.29%
Yamato Holdings Co. Ltd.	11,000	$254,565

		254,565

AIRLINES — 0.73%
ANA Holdings Inc.	110,000	297,309
Japan Airlines Co. Ltd.	12,100	353,566

		650,875

AUTO COMPONENTS — 3.63%
Aisin Seiki Co. Ltd.	6,100	276,794
Bridgestone Corp.	22,000	805,135
Calsonic Kansei Corp.	6,000	55,162
Denso Corp.	14,300	564,855
Eagle Industry Co. Ltd.	1,100	13,296
Koito Manufacturing Co. Ltd.	3,900	187,942
Mitsuba Corp.	1,100	14,328
NGK Spark Plug Co. Ltd.	5,500	95,971
NHK Spring Co. Ltd.	4,400	42,277
Nifco Inc./Japan	1,100	58,006
Nissin Kogyo Co. Ltd.	1,100	16,631
NOK Corp.	2,800	60,582
Stanley Electric Co. Ltd.	4,400	117,620
Sumitomo Electric Industries Ltd.	25,300	353,773
Sumitomo Rubber Industries Ltd.	6,100	91,441
Toyo Tire & Rubber Co. Ltd.	3,300	45,949
Toyoda Gosei Co. Ltd.	2,200	50,685
Toyota Industries Corp.	5,500	252,555
TPR Co. Ltd.	1,100	30,643
TS Tech Co. Ltd.	1,700	42,624
Yokohama Rubber Co. Ltd. (The)	3,900	61,774

		3,238,043

AUTOMOBILES — 6.14%
Fuji Heavy Industries Ltd.	19,800	734,202
Honda Motor Co. Ltd.	49,500	1,411,458
Isuzu Motors Ltd.	17,100	199,175
Mazda Motor Corp.	19,300	291,887
Nissan Motor Co. Ltd.	83,100	806,423
Suzuki Motor Corp.	11,600	384,891
Toyota Motor Corp.	25,684	1,465,737
Yamaha Motor Co. Ltd.	8,800	175,539

		5,469,312

Security	Shares	Value

BANKS — 7.27%
Aozora Bank Ltd.	39,000	$133,639
Chiba Bank Ltd. (The)	22,000	123,834
Chugoku Bank Ltd. (The)	5,000	60,485
Concordia Financial Group Ltd.	41,800	180,673
Fukuoka Financial Group Inc.	28,000	115,301
Gunma Bank Ltd. (The)	12,100	54,487
Hachijuni Bank Ltd. (The)	15,400	79,536
Hiroshima Bank Ltd. (The)	17,000	69,837
Hokuhoku Financial Group Inc.	4,400	58,701
Kyushu Financial Group Inc.	11,000	74,300
Mitsubishi UFJ Financial Group Inc.	276,100	1,377,160
Mizuho Financial Group Inc.	867,900	1,445,000
North Pacific Bank Ltd.	9,400	33,046
Resona Holdings Inc.	71,000	296,087
Seven Bank Ltd.	23,100	73,453
Shinsei Bank Ltd.	55,000	82,556
Shizuoka Bank Ltd. (The)	17,000	134,973
Sumitomo Mitsui Financial Group Inc.	43,500	1,451,933
Sumitomo Mitsui Trust Holdings Inc.	12,704	410,231
Suruga Bank Ltd.	5,500	130,840
Tokyo TY Financial Group Inc.	1,100	30,459
Yamaguchi Financial Group Inc.	6,000	63,576

		6,480,107

BEVERAGES — 1.18%
Asahi Group Holdings Ltd.	13,200	477,867
Ito EN Ltd.	2,200	77,776
Kirin Holdings Co. Ltd.	30,300	500,138

		1,055,781

BUILDING PRODUCTS — 1.52%
Aica Kogyo Co. Ltd.	2,200	58,028
Asahi Glass Co. Ltd.	33,000	211,820
Daikin Industries Ltd.	8,800	812,609
Sankyo Tateyama Inc.	1,100	17,804
Sanwa Holdings Corp.	6,600	63,285
TOTO Ltd.	5,000	187,380

		1,350,926

CAPITAL MARKETS — 1.58%
Daiwa Securities Group Inc.	55,000	306,542
Ichigo Inc.	5,500	24,169
Jafco Co. Ltd.	1,100	31,936
Japan Exchange Group Inc.	17,100	264,272

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2016

Security	Shares	Value
kabu.com Securities Co. Ltd.	5,500	$18,358
Matsui Securities Co. Ltd.	3,300	26,787
Nihon M&A Center Inc.	2,200	67,674
Nomura Holdings Inc.	116,600	513,655
Okasan Securities Group Inc.	6,000	30,514
SBI Holdings Inc./Japan	7,200	85,036
Tokai Tokyo Financial Holdings Inc.	7,200	34,484

		1,403,427

CHEMICALS — 4.46%
Air Water Inc.	5,000	93,616
Asahi Kasei Corp.	39,000	308,411
Daicel Corp.	8,800	110,103
Denka Co. Ltd.	11,000	47,252
DIC Corp.	2,800	85,992
Hitachi Chemical Co. Ltd.	3,300	75,147
JSR Corp.	6,100	95,116
Kansai Paint Co. Ltd.	7,200	156,635
Kuraray Co. Ltd.	10,500	154,599
Mitsubishi Chemical Holdings Corp.	42,900	266,131
Mitsubishi Gas Chemical Co. Inc.	5,500	78,265
Nihon Parkerizing Co. Ltd.	3,300	47,676
Nippon Kayaku Co. Ltd.	4,000	42,858
Nippon Paint Holdings Co. Ltd.	5,000	165,408
Nissan Chemical Industries Ltd.	3,900	117,657
Nitto Denko Corp.	5,000	321,236
NOF Corp.	6,000	60,613
Shin-Etsu Chemical Co. Ltd.	11,600	802,086
Sumitomo Chemical Co. Ltd.	50,000	219,720
Taiyo Nippon Sanso Corp.	5,000	51,647
Toray Industries Inc.	47,000	454,382
Tosoh Corp.	17,000	103,748
Ube Industries Ltd.	33,000	62,568
Zeon Corp.	6,000	52,851

		3,973,717

COMMERCIAL SERVICES & SUPPLIES — 0.89%
Aeon Delight Co. Ltd.	1,100	33,402
Park24 Co. Ltd.	3,300	106,888
Pilot Corp.	1,100	45,514
Secom Co. Ltd.	6,600	489,338
Sohgo Security Services Co. Ltd.	2,200	117,316

		792,458

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.02%
Hitachi Kokusai Electric Inc.	1,100	$20,128

		20,128

CONSTRUCTION & ENGINEERING — 1.42%
COMSYS Holdings Corp.	2,200	38,823
Hazama Ando Corp.	4,400	26,592
JGC Corp.	7,000	120,624
Kajima Corp.	33,000	229,418
Kumagai Gumi Co. Ltd.	11,000	28,243
Kyowa Exeo Corp.	2,800	39,623
Kyudenko Corp.	1,100	40,191
Nippo Corp.	2,000	37,782
Obayashi Corp.	20,900	205,770
Shimizu Corp.	22,000	195,526
Sumitomo Mitsui Construction Co. Ltd.	27,000	25,329
Taisei Corp.	36,000	268,405
Tokyu Construction Co. Ltd.	1,100	10,928

		1,267,254

CONSTRUCTION MATERIALS — 0.18%
Sumitomo Osaka Cement Co. Ltd.	11,000	50,837
Taiheiyo Cement Corp.	39,000	111,302

		162,139

CONSUMER FINANCE — 0.15%
AEON Financial Service Co. Ltd.	3,900	67,590
Hitachi Capital Corp.	1,100	23,137
Orient Corp.[a]	22,000	41,713

		132,440

DIVERSIFIED FINANCIAL SERVICES — 0.96%
Century Tokyo Leasing Corp.	1,700	61,191
Financial Products Group Co. Ltd.	1,100	10,113
Fuyo General Lease Co. Ltd.	600	29,596
IBJ Leasing Co. Ltd.	1,100	22,018
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,400	69,955
ORIX Corp.	42,400	618,634
Zenkoku Hosho Co. Ltd.	1,100	45,243

		856,750

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.35%
Nippon Telegraph & Telephone Corp.	26,400	1,202,880

		1,202,880

SCHEDULES OF INVESTMENTS	11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2016

Security	Shares	Value

ELECTRIC UTILITIES — 0.49%
Chubu Electric Power Co. Inc.	17,600	$254,793
Tohoku Electric Power Co. Inc.	14,300	185,696

		440,489

ELECTRICAL EQUIPMENT — 1.82%
Fuji Electric Co. Ltd.	17,000	77,223
Mitsubishi Electric Corp.	66,000	835,876
Nidec Corp.	7,700	704,265

		1,617,364

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.20%
Alps Electric Co. Ltd.	5,500	130,351
Enplas Corp.	600	18,131
Hamamatsu Photonics KK	5,000	152,323
Hirose Electric Co. Ltd.	1,150	149,904
Hitachi High-Technologies Corp.	2,200	87,227
Hitachi Ltd.	154,000	712,629
HORIBA Ltd.	1,100	53,715
Japan Aviation Electronics Industry Ltd.	2,000	31,008
Keyence Corp.	1,436	1,041,708
Kyocera Corp.	9,900	471,512
Murata Manufacturing Co. Ltd.	6,600	849,237
Oki Electric Industry Co. Ltd.	2,200	29,372
Omron Corp.	7,200	256,318
Shimadzu Corp.	11,000	166,306
TDK Corp.	3,900	258,036
Topcon Corp.	2,200	31,045
Yaskawa Electric Corp.	7,700	113,905
Yokogawa Electric Corp.	6,100	80,418

		4,633,145

FOOD & STAPLES RETAILING — 2.76%
Aeon Co. Ltd.	24,200	355,837
Ain Holdings Inc.	1,100	74,517
Cosmos Pharmaceutical Corp.	300	64,168
Create SD Holdings Co. Ltd.	1,100	26,124
FamilyMart UNY Holdings Co. Ltd.[b]	1,700	113,149
Lawson Inc.	2,200	173,150
Matsumotokiyoshi Holdings Co. Ltd.	1,100	56,485
Seven & I Holdings Co. Ltd.	25,300	1,188,487
Sugi Holdings Co. Ltd.	1,100	59,527
Sundrug Co. Ltd.	1,100	91,789
Tsuruha Holdings Inc.	1,400	160,924

Security	Shares	Value
Valor Holdings Co. Ltd.	1,100	$30,828
Welcia Holdings Co. Ltd.	600	41,120
Yaoko Co. Ltd.	600	23,582

		2,459,687

FOOD PRODUCTS — 2.09%
Ajinomoto Co. Inc.	14,900	329,958
Calbee Inc.	2,800	105,486
Ezaki Glico Co. Ltd.	1,100	66,479
Kewpie Corp.	3,300	101,511
Kikkoman Corp.	5,000	158,989
MEIJI Holdings Co. Ltd.	4,100	404,473
NH Foods Ltd.	5,000	120,278
Nichirei Corp.	3,000	67,072
Nippon Suisan Kaisha Ltd.	6,600	28,221
Nissin Foods Holdings Co. Ltd.	2,800	169,496
Toyo Suisan Kaisha Ltd.	3,300	139,150
Yakult Honsha Co. Ltd.	3,900	174,848

		1,865,961

GAS UTILITIES — 0.78%
Osaka Gas Co. Ltd.	66,000	275,106
Toho Gas Co. Ltd.	11,000	102,434
Tokyo Gas Co. Ltd.	72,000	318,246

		695,786

HEALTH CARE EQUIPMENT & SUPPLIES — 1.95%
Asahi Intecc Co. Ltd.	1,100	50,022
Hoya Corp.	14,300	570,221
Nihon Kohden Corp.	2,800	67,467
Olympus Corp.	9,400	324,890
Sysmex Corp.	5,000	367,353
Terumo Corp.	9,400	358,771

		1,738,724

HEALTH CARE PROVIDERS & SERVICES — 0.36%
Alfresa Holdings Corp.	7,700	161,733
Medipal Holdings Corp.	6,100	104,995
Ship Healthcare Holdings Inc.	1,100	33,565
Toho Holdings Co. Ltd.	1,100	23,192

		323,485

HEALTH CARE TECHNOLOGY — 0.21%
M3 Inc.	5,500	186,837

		186,837

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2016

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 0.59%
HIS Co. Ltd.	1,100	$28,623
Oriental Land Co. Ltd./Japan	7,200	436,131
Resorttrust Inc.	2,800	56,628

		521,382

HOUSEHOLD DURABLES — 2.21%
Casio Computer Co. Ltd.	6,100	84,514
Fujitsu General Ltd.	2,000	43,055
Haseko Corp.	8,300	79,094
Iida Group Holdings Co. Ltd.	5,500	109,929
Nikon Corp.	11,600	172,285
Panasonic Corp.	69,900	691,649
Pressance Corp.	800	8,824
Rinnai Corp.	1,100	101,565
Sekisui Chemical Co. Ltd.	14,900	212,615
Sekisui House Ltd.	23,100	390,304
Starts Corp. Inc.	1,100	20,259
Sumitomo Forestry Co. Ltd.	3,900	51,800

		1,965,893

HOUSEHOLD PRODUCTS — 0.49%
Pigeon Corp.	3,300	99,067
Unicharm Corp.	13,200	340,021

		439,088

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.15%
Electric Power Development Co. Ltd.	5,500	131,329

		131,329

INDUSTRIAL CONGLOMERATES — 0.13%
Keihan Holdings Co. Ltd.	17,000	118,353

		118,353

INSURANCE — 3.02%
Dai-ichi Life Insurance Co. Ltd. (The)	39,100	529,558
MS&AD Insurance Group Holdings Inc.	18,200	501,347
Sompo Japan Nipponkoa Holdings Inc.	13,800	404,127
Sony Financial Holdings Inc.	5,500	75,006
T&D Holdings Inc.	21,500	239,809
Tokio Marine Holdings Inc.	24,800	938,954

		2,688,801

Security	Shares	Value

INTERNET & DIRECT MARKETING RETAIL — 0.58%
Rakuten Inc.	33,000	$427,225
Start Today Co. Ltd.	5,100	87,128

		514,353

INTERNET SOFTWARE & SERVICES — 0.57%
COOKPAD Inc.	1,100	10,472
DeNA Co. Ltd.	2,800	101,062
Dip Corp.	1,100	33,891
GMO Internet Inc.	2,200	29,285
Gree Inc.	3,900	21,760
Gurunavi Inc.	1,100	30,057
Kakaku.com Inc.	3,900	70,209
Mixi Inc.	1,100	39,485
Yahoo Japan Corp.	43,500	172,685

		508,906

IT SERVICES — 1.10%
Fujitsu Ltd.	61,000	325,285
Itochu Techno-Solutions Corp.	1,700	43,446
Nomura Research Institute Ltd.	4,480	153,514
NTT Data Corp.	3,900	193,719
Obic Co. Ltd.	2,200	116,230
Otsuka Corp.	1,700	80,161
SCSK Corp.	1,700	68,410

		980,765

LEISURE PRODUCTS — 0.81%
Bandai Namco Holdings Inc.	6,600	200,415
Heiwa Corp.	1,700	37,604
Shimano Inc.	2,300	338,873
Yamaha Corp.	4,400	141,214

		718,106

MACHINERY — 5.93%
Daifuku Co. Ltd.	2,200	39,931
DMG Mori Co. Ltd.	2,200	22,638
Ebara Corp.	3,400	99,819
FANUC Corp.	6,600	1,108,636
Hino Motors Ltd.	8,800	93,071
Hitachi Construction Machinery Co. Ltd.	2,800	55,273
Hoshizaki Corp.	1,700	154,110
IHI Corp.	50,000	143,189
JTEKT Corp.	6,600	97,894
Kawasaki Heavy Industries Ltd.	44,000	134,696

SCHEDULES OF INVESTMENTS	13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2016

Security	Shares	Value
Komatsu Ltd.	31,900	$722,960
Kubota Corp.	30,800	460,335
Makita Corp.	3,900	275,752
Minebea Co. Ltd.	9,900	92,288
Mitsubishi Heavy Industries Ltd.	110,000	455,251
Nabtesco Corp.	3,300	92,712
Nachi-Fujikoshi Corp.	6,000	21,804
Namura Shipbuilding Co. Ltd.	2,200	14,730
NGK Insulators Ltd.	7,700	158,083
NSK Ltd.	12,700	128,674
OSG Corp.	2,800	55,383
SMC Corp./Japan	2,200	627,640
Sumitomo Heavy Industries Ltd.	17,000	82,931
Tadano Ltd.	2,800	27,263
Takeuchi Manufacturing Co. Ltd.	1,100	18,282
THK Co. Ltd.	3,900	75,947
Tsubakimoto Chain Co.	3,000	22,989

		5,282,281

MARINE — 0.11%
Nippon Yusen KK	55,000	102,108

		102,108

MEDIA — 0.99%
CyberAgent Inc.	3,400	100,457
Daiichikosho Co. Ltd.	1,700	69,081
Dentsu Inc.	7,200	363,324
Hakuhodo DY Holdings Inc.	8,800	102,369
Nippon Television Network Corp.	5,500	92,550
Toho Co. Ltd./Tokyo	4,400	145,124
USEN Corp.	2,800	8,544

		881,449

METALS & MINING — 1.62%
Dowa Holdings Co. Ltd.	11,000	76,364
Hitachi Metals Ltd.	7,200	87,596
JFE Holdings Inc.	17,625	254,284
Kobe Steel Ltd.[a]	12,100	108,376
Mitsubishi Materials Corp.	3,900	105,525
Nippon Steel & Sumitomo Metal Corp.	28,604	580,893
Sumitomo Metal Mining Co. Ltd.	17,000	232,761

		1,445,799

MULTILINE RETAIL — 0.64%
Don Quijote Holdings Co. Ltd.	3,900	141,920
Izumi Co. Ltd.	1,100	47,090

Security	Shares	Value
J Front Retailing Co. Ltd.	7,700	$99,990
Ryohin Keikaku Co. Ltd.	700	140,532
Seria Co. Ltd.	600	48,052
Takashimaya Co. Ltd.	11,000	89,725

		567,309

OIL, GAS & CONSUMABLE FUELS — 0.39%
INPEX Corp.	35,200	316,041
Nippon Gas Co. Ltd.	1,100	34,054

		350,095

PAPER & FOREST PRODUCTS — 0.15%
Daio Paper Corp.	2,200	25,875
Oji Holdings Corp.	28,000	110,048

		135,923

PERSONAL PRODUCTS — 1.69%
Ci:z Holdings Co. Ltd.	1,100	31,480
Kao Corp.	16,500	927,285
Kobayashi Pharmaceutical Co. Ltd.	2,200	114,274
Kose Corp.	1,100	111,667
Shiseido Co. Ltd.	12,100	318,377

		1,503,083

PHARMACEUTICALS — 6.82%
Astellas Pharma Inc.	69,340	1,077,435
Chugai Pharmaceutical Co. Ltd.	6,600	236,913
Daiichi Sankyo Co. Ltd.	22,003	524,735
Eisai Co. Ltd.	7,900	490,469
Hisamitsu Pharmaceutical Co. Inc.	2,200	117,968
Kaken Pharmaceutical Co. Ltd.	1,100	67,131
KYORIN Holdings Inc.	1,700	38,259
Kyowa Hakko Kirin Co. Ltd.	7,700	120,596
Mitsubishi Tanabe Pharma Corp.	7,700	163,862
Ono Pharmaceutical Co. Ltd.	14,900	412,945
Otsuka Holdings Co. Ltd.	13,800	625,371
Santen Pharmaceutical Co. Ltd.	12,100	177,201
Sawai Pharmaceutical Co. Ltd.	1,100	77,993
Shionogi & Co. Ltd.	9,400	478,238
Taisho Pharmaceutical Holdings Co. Ltd.	1,700	173,248
Takeda Pharmaceutical Co. Ltd.	25,900	1,233,553
Tsumura & Co.	2,200	62,243

		6,078,160

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2016

Security	Shares	Value

PROFESSIONAL SERVICES — 0.09%
Temp Holdings Co. Ltd.	4,400	$76,690

		76,690

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.89%
Aeon Mall Co. Ltd.	3,900	61,158
Daikyo Inc.	11,000	19,878
Daito Trust Construction Co. Ltd.	2,500	399,324
Daiwa House Industry Co. Ltd.	20,400	555,100
Hulic Co. Ltd.	12,700	128,549
Leopalace21 Corp.	7,200	47,211
Mitsubishi Estate Co. Ltd.	45,000	838,987
Mitsui Fudosan Co. Ltd.	33,000	695,912
Nomura Real Estate Holdings Inc.	3,300	55,269
NTT Urban Development Corp.	3,900	37,473
Relo Group Inc.	300	49,681
Sumitomo Real Estate Sales Co. Ltd.	600	12,134
Sumitomo Realty & Development Co. Ltd.	15,000	384,758
Takara Leben Co. Ltd.	2,800	18,747
Tokyo Tatemono Co. Ltd.	7,200	85,818
Tokyu Fudosan Holdings Corp.	14,900	80,191

		3,470,190

ROAD & RAIL — 4.87%
Central Japan Railway Co.	5,500	934,726
East Japan Railway Co.	11,100	995,290
Hankyu Hanshin Holdings Inc.	8,800	301,545
Keio Corp.	17,000	147,731
Keisei Electric Railway Co. Ltd.	5,500	136,488
Kintetsu Group Holdings Co. Ltd.	61,000	254,807
Nagoya Railroad Co. Ltd.	33,000	178,907
Nankai Electric Railway Co. Ltd.	17,000	81,252
Nippon Express Co. Ltd.	22,000	102,108
Nishi-Nippon Railroad Co. Ltd.	11,000	52,575
Odakyu Electric Railway Co. Ltd.	11,000	243,322
Sankyu Inc.	6,000	34,188
Sotetsu Holdings Inc.	17,000	86,456
Tobu Railway Co. Ltd.	33,000	167,175
Tokyu Corp.	33,000	250,274
West Japan Railway Co.	6,100	375,765

		4,342,609

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.74%
Disco Corp.	1,100	$129,156
NuFlare Technology Inc.	100	5,204
Renesas Electronics Corp.[a]	1,100	6,670
SCREEN Holdings Co. Ltd.	1,200	76,670
Tokyo Electron Ltd.	5,000	438,306

		656,006

SOFTWARE — 0.37%
COLOPL Inc.	1,100	17,000
GungHo Online Entertainment Inc.[b]	14,300	34,880
Nexon Co. Ltd.	6,600	102,651
Oracle Corp. Japan	1,100	61,808
Trend Micro Inc./Japan	3,300	114,383

		330,722

SPECIALTY RETAIL — 1.25%
ABC-Mart Inc.	600	40,646
Fast Retailing Co. Ltd.	1,100	350,753
Geo Holdings Corp.	1,100	14,143
Hikari Tsushin Inc.	600	55,459
K’s Holdings Corp.	2,200	36,172
Nitori Holdings Co. Ltd.	2,600	309,386
Nojima Corp.	1,100	13,578
Sanrio Co. Ltd.	2,000	36,439
Shimamura Co. Ltd.	600	72,641
T-Gaia Corp.	1,100	15,642
United Arrows Ltd.	1,100	26,646
USS Co. Ltd.	7,700	129,113
VT Holdings Co. Ltd.	3,300	17,402

		1,118,020

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.60%
Brother Industries Ltd.	7,200	125,208
Canon Inc.	33,050	954,147
FUJIFILM Holdings Corp.	14,900	547,062
Konica Minolta Inc.	14,300	120,031
NEC Corp.	88,000	225,073
Ricoh Co. Ltd.	19,300	173,436
Seiko Epson Corp.	8,800	167,892

		2,312,849

SCHEDULES OF INVESTMENTS	15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2016

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.16%
ASICS Corp.	6,100	$121,862
Seiko Holdings Corp.	6,000	18,782

		140,644

TOBACCO — 1.31%
Japan Tobacco Inc.	28,600	1,163,318

		1,163,318

TRADING COMPANIES & DISTRIBUTORS — 4.11%
Hanwa Co. Ltd.	6,000	36,143
ITOCHU Corp.	47,300	589,469
Iwatani Corp.	6,000	36,854
Kanamoto Co. Ltd.	1,100	28,047
Kanematsu Corp.	11,000	16,946
Marubeni Corp.	60,500	307,981
MISUMI Group Inc.	7,200	133,953
Mitsubishi Corp.	45,100	1,017,662
Mitsui & Co. Ltd.	54,500	748,356
MonotaRO Co. Ltd.	2,200	58,658
Nippon Steel & Sumikin Bussan Corp.	600	21,123
Sojitz Corp.	36,300	92,126
Sumitomo Corp.	38,500	426,954
Toyota Tsusho Corp.	6,600	151,924

		3,666,196

WIRELESS TELECOMMUNICATION SERVICES — 4.30%
KDDI Corp.	41,300	1,270,424
NTT DOCOMO Inc.	45,100	1,141,028
SoftBank Group Corp.	22,000	1,416,916

		3,828,368

TOTAL COMMON STOCKS
(Cost: $91,926,872)		88,311,075

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.53%[c,d,e]	155,296	155,296
BlackRock Cash Funds: Treasury, SL Agency Shares 0.31%[c,d]	4,136	4,136

		159,432

Security	Shares	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,432)		$159,432

TOTAL INVESTMENTS IN SECURITIES — 99.29%
(Cost: $92,086,304)[f]		88,470,507

Other Assets, Less Liabilities — 0.71%		633,128

NET ASSETS — 100.00%		$89,103,635

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $99,422,946. Net unrealized depreciation was $10,952,439, of which $8,329,916 represented gross unrealized appreciation on securities and $19,282,355 represented gross unrealized depreciation on securities.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$88,311,075	$—	$—	$88,311,075
Money market funds	159,432	—	—	159,432

Total	$88,470,507	$—	$—	$88,470,507

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities  (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$91,926,872
Affiliated (Note 2)	2,204,979	159,432

Total cost of investments	$2,204,979	$92,086,304

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$88,311,075
Affiliated (Note 2)	2,268,065	159,432

Total fair value of investments	2,268,065	88,470,507
Foreign currency, at value[b]	—	91,706
Receivables:
Investment securities sold	12,494	43,607
Dividends and interest	—	713,780
Tax reclaims	—	9,439
Unrealized appreciation on forward currency contracts (Note 1)	8,239	—

Total Assets	2,288,798	89,329,039

LIABILITIES
Payables:
Investment securities purchased	—	35,094
Collateral for securities on loan (Note 1)	—	155,296
Investment advisory fees (Note 2)	—	35,014
Unrealized depreciation on forward currency contracts (Note 1)	28,705	—

Total Liabilities	28,705	225,404

NET ASSETS	$2,260,093	$89,103,635

Net assets consist of:
Paid-in capital	$3,038,012	$111,704,618
Undistributed (distributions in excess of) net investment income	(9)	472,725
Accumulated net realized loss	(820,529)	(19,457,836)
Net unrealized appreciation (depreciation)	42,619	(3,615,872)

NET ASSETS	$2,260,093	$89,103,635

Shares outstanding[c]	100,000	1,650,000

Net asset value per share	$22.60	$54.00

[a]	Securities on loan with values of $ — and $125,951, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $89,831, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$955,382
Dividends — affiliated (Note 2)	17,288	74
Securities lending income — affiliated — net (Note 2)	—	3,624

Total investment income	17,288	959,080

EXPENSES
Investment advisory fees (Note 2)	7,367	277,300

Total expenses	7,367	277,300
Less investment advisory fees waived (Note 2)	(7,367)	—

Net expenses	—	277,300

Net investment income	17,288	681,780

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(670,736)
Investments — affiliated (Note 2)	(14,125)	—
In-kind redemptions — unaffiliated	—	10,242,137
In-kind redemptions — affiliated (Note 2)	(12,089)	—
Foreign currency transactions	(309,103)	144,424

Net realized gain (loss)	(335,317)	9,715,825

Net change in unrealized appreciation/depreciation on:
Investments	250,976	(760,779)
Forward currency contracts	34,503	—
Translation of assets and liabilities in foreign currencies	—	(16,349)

Net change in unrealized appreciation/depreciation	285,479	(777,128)

Net realized and unrealized gain (loss)	(49,838)	8,938,697

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,550)	$9,620,477

[a]	Net of foreign withholding tax of $ — and $107,256, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF
	Six months ended September 30, 2016 (Unaudited)	Period from September 29, 2015[a] to March 31, 2016	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,288	$40,036	$681,780	$1,886,388
Net realized gain (loss)	(335,317)	(483,318)	9,715,825	(9,426,168)
Net change in unrealized appreciation/depreciation	285,479	(242,860)	(777,128)	6,999,416

Net increase (decrease) in net assets resulting from operations	(32,550)	(686,142)	9,620,477	(540,364)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,287)	(40,046)	(921,178)	(1,394,992)
From net realized gain	—	(19,133)	—	—

Total distributions to shareholders	(17,287)	(59,179)	(921,178)	(1,394,992)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	8,692,694	—	87,079,953
Cost of shares redeemed	(1,143,871)	(4,493,572)	(69,418,997)	(15,863,566)

Net increase (decrease) in net assets from capital share transactions	(1,143,871)	4,199,122	(69,418,997)	71,216,387

INCREASE (DECREASE) IN NET ASSETS	(1,193,708)	3,453,801	(60,719,698)	69,281,031

NET ASSETS
Beginning of period	3,453,801	—	149,823,333	80,542,302

End of period	$2,260,093	$3,453,801	$89,103,635	$149,823,333

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(9)	$(10)	$472,725	$712,123

SHARES ISSUED AND REDEEMED
Shares sold	—	350,000	—	1,800,000
Shares redeemed	(50,000)	(200,000)	(1,350,000)	(300,000)

Net increase (decrease) in shares outstanding	(50,000)	150,000	(1,350,000)	1,500,000

[a]	Commencement of operations.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged JPX-Nikkei 400 ETF

	Six months ended Sep. 30, 2016 (Unaudited)	Period from Sep. 29, 2015[a] to Mar. 31, 2016
Net asset value, beginning of period	$23.03	$23.88

Income from investment operations:
Net investment income[b]	0.15	0.23
Net realized and unrealized loss[c]	(0.41)	(0.69)

Total from investment operations	(0.26)	(0.46)

Less distributions from:
Net investment income	(0.17)	(0.20)
Net realized gain	—	(0.19)

Total distributions	(0.17)	(0.39)

Net asset value, end of period	$22.60	$23.03

Total return	(1.01)%[d]	(2.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,260	$3,454
Ratio of expenses to average net assets[e,f]	0.00%	0.00%[g]
Ratio of expenses to average net assets prior to waived fees[e,f]	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.38%	1.85%
Portfolio turnover rate[h,i]	3%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[g]	Rounds to less than 0.01%.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
i	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 22 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$49.94	$53.69	$49.02	$46.27	$43.90	$45.15

Income from investment operations:
Net investment income[a]	0.30	0.87	0.61	0.70	0.69	0.73
Net realized and unrealized gain (loss)[b]	4.14	(3.93)	4.75	2.67	2.55	(1.03)

Total from investment operations	4.44	(3.06)	5.36	3.37	3.24	(0.30)

Less distributions from:
Net investment income	(0.38)	(0.69)	(0.69)	(0.62)	(0.87)	(0.95)

Total distributions	(0.38)	(0.69)	(0.69)	(0.62)	(0.87)	(0.95)

Net asset value, end of period	$54.00	$49.94	$53.69	$49.02	$46.27	$43.90

Total return	8.94%[c]	(5.78)%	11.03%	7.04%[d]	7.95%[d]	(0.45)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,104	$149,823	$80,542	$88,227	$69,409	$79,017
Ratio of expenses to average net assets[e]	0.48%	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.18%	1.67%	1.21%	1.41%	1.70%	1.71%
Portfolio turnover rate[f]	5%	27%	2%	4%	6%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 7.30% and 7.70%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Non-diversified
JPX-Nikkei 400	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF. The financial statements and schedule of investments for the iShares JPX-Nikkei 400 ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the iShares Currency Hedged JPX-Nikkei 400 ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
JPX-Nikkei 400
Barclays Capital Inc.	$113,255	$113,255	$—
Morgan Stanley & Co. LLC	12,696	12,696	—

	$125,951	$125,951	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.59% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares JPX-Nikkei 400 ETF (“JPXN”). BFA has contractually agreed to reduce the investment advisory fee for the Fund through July 31, 2017 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in JPXN, after taking into account any fee waivers by JPXN.

For its investment advisory services to the iShares JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the iShares JPX-Nikkei 400 ETF paid to BTC securities lending agent services and collateral investment fees in the amount of $947.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged JPX-Nikkei 400	$85,993	$328,709
JPX-Nikkei 400	5,451,680	6,253,586

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged JPX-Nikkei 400	$—	$1,168,126
JPX-Nikkei 400	—	67,979,802

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF as of September 30, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of — net unrealized appreciation (depreciation)	$8,239

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of — net unrealized appreciation (depreciation)	$28,705

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF during the six months ended September 30, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$(309,103)	$34,503

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended September 30, 2016:

Average amounts purchased in U.S. dollars	$4,660,976
Average amounts sold in U.S. dollars	$7,229,216

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF that are subject to potential offset on the statement of assets and liabilities as of September 30, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$8,239	$(8,239)	$—

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$28,705	$(8,239)	$20,466

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

When a fund concentrates its investments in issuers located in a single country, whether directly or indirectly, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
JPX-Nikkei 400	$13,464,536	$1,586,598	$3,393,670	$3,537,890	$21,982,694

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares JPX-Nikkei 400 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that it had previously approved the permanent reduction in the Fund’s investment advisory fee rate from 50 basis points to 48 basis points, which would have put the Fund in the third Broadridge quintile had the permanent reduction in the advisory fee been in effect for the entire period that Broadridge evaluated.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory

Contract  (Continued)

iSHARES® TRUST

three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Continued)

iSHARES® TRUST

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract  (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged JPX-Nikkei 400	$0.162940	$—	$0.009925	$0.172865	94%	—%	6%	100%
JPX-Nikkei 400	0.361785	—	0.022039	0.383824	94	—	6	100

SUPPLEMENTAL INFORMATION	37

Notes:

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc., and Nikkei Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-310-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Aerospace & Defense ETF | ITA | NYSE Arca
➢	iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
➢	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
➢	iShares U.S. Home Construction ETF | ITB | NYSE Arca
➢	iShares U.S. Insurance ETF | IAK | NYSE Arca
➢	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
➢	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | NYSE Arca
➢	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
➢	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
➢	iShares U.S. Real Estate ETF | IYR | NYSE Arca
➢	iShares U.S. Regional Banks ETF | IAT | NYSE Arca
➢	iShares U.S. Telecommunications ETF | IYZ | NYSE Arca

Fund Performance Overview

iSHARES® U.S. AEROSPACE & DEFENSE ETF

Performance as of September 30, 2016

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 11.03%, net of fees, while the total return for the Index was 11.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.60%	19.63%	20.11%	19.60%	19.63%	20.11%
5 Years	20.49%	20.48%	20.98%	154.00%	153.83%	159.16%
10 Years	11.50%	11.50%	11.98%	197.11%	197.08%	209.99%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,110.30	$2.33	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR As of 9/30/16

Sector	Percentage of Total Investments*
Aerospace & Defense	95.18%
Leisure Products	2.39
Industrial Machinery	1.42
IT Consulting & Other Services	1.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/16

Security	Percentage of Total Investments*
Boeing Co. (The)	8.67%
United Technologies Corp.	8.66
Lockheed Martin Corp.	7.76
General Dynamics Corp.	6.76
Raytheon Co.	6.30
Northrop Grumman Corp.	6.26
TransDigm Group Inc.	3.90
L-3 Communications Holdings Inc.	3.53
Rockwell Collins Inc.	3.43
Textron Inc.	3.34

TOTAL	58.61%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

Performance as of September 30, 2016

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 11.56%, net of fees, while the total return for the Index was 11.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.86%	9.83%	10.26%	9.86%	9.83%	10.26%
5 Years	17.85%	17.84%	18.22%	127.31%	127.26%	130.95%
10 Years	(0.31)%	(0.31)%	(0.03)%	(3.06)%	(3.05)%	(0.35)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.60	$2.33	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR As of 9/30/16

Sector	Percentage of Total Investments*

Investment Banking & Brokerage	70.43%
Financial Exchanges & Data	27.98
Asset Management & Custody Banks	1.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/16

Security	Percentage of Total Investments*

Goldman Sachs Group Inc. (The)	9.93%
Morgan Stanley	9.31
Charles Schwab Corp. (The)	8.61
CME Group Inc.	8.14
Intercontinental Exchange Inc.	7.69
TD Ameritrade Holding Corp.	4.93
E*TRADE Financial Corp.	4.85
Raymond James Financial Inc.	4.41
Nasdaq Inc.	4.36
MarketAxess Holdings Inc.	4.07

TOTAL	66.30%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

Performance as of September 30, 2016

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 1.84%, net of fees, while the total return for the Index was 2.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.32%	0.34%	0.75%	0.32%	0.34%	0.75%
5 Years	19.67%	19.67%	20.08%	145.42%	145.44%	149.67%
10 Years	9.21%	9.21%	9.66%	141.42%	141.25%	151.47%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.40	$2.23	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR As of 9/30/16

Sector	Percentage of Total Investments*
Managed Health Care	46.76%
Health Care Services	26.57
Health Care Facilities	20.98
Health Care Technology	2.19
Life Sciences Tools & Services	1.55
Diversified Support Services	1.32
Health Care Distributors	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/16

Security	Percentage of Total Investments*

UnitedHealth Group Inc.	14.26%
Express Scripts Holding Co.	7.04
Aetna Inc.	6.70
Cigna Corp.	6.03
Anthem Inc.	5.90
Humana Inc.	5.16
HCA Holdings Inc.	4.59
Laboratory Corp. of America Holdings	3.46
Quest Diagnostics Inc.	3.13
Centene Corp.	3.07

TOTAL	59.34%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. HOME CONSTRUCTION ETF

Performance as of September 30, 2016

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 1.90%, net of fees, while the total return for the Index was 2.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.97%	5.97%	6.41%	5.97%	5.97%	6.41%
5 Years	25.67%	25.70%	26.24%	213.45%	213.79%	220.60%
10 Years	(2.14)%	(2.14)%	(1.37)%	(19.44)%	(19.48)%	(12.85)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,019.00	$2.23	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR As of 9/30/16

Sector	Percentage of Total Investments*

Homebuilding	64.79%
Building Products	14.71
Home Improvement Retail	9.27
Home Furnishings	4.05
Trading Companies & Distributors	2.40
Specialty Chemicals	2.34
Construction Materials	1.29
Forest Products	1.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/16

Security	Percentage of Total Investments*

DR Horton Inc.	12.76%
Lennar Corp. Class A	10.08
PulteGroup Inc.	8.05
NVR Inc.	7.75
Toll Brothers Inc.	6.01
Home Depot Inc. (The)	4.48
CalAtlantic Group Inc.	3.47
Lowe’s Companies Inc.	3.28
TRI Pointe Group Inc.	2.75
Sherwin-Williams Co. (The)	2.33

TOTAL	60.96%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. INSURANCE ETF

Performance as of September 30, 2016

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 6.93%, net of fees, while the total return for the Index was 7.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.85%	10.94%	11.30%	10.85%	10.94%	11.30%
5 Years	18.18%	18.18%	18.72%	130.51%	130.56%	135.86%
10 Years	2.08%	2.08%	2.53%	22.81%	22.83%	28.38%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,069.30	$2.28	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR As of 9/30/16

Sector	Percentage of Total Investments*

Property & Casualty Insurance	45.47%
Life & Health Insurance	29.99
Multi-line Insurance	18.97
Insurance Brokers	2.73
Reinsurance	1.64
Other Diversified Financial Services	1.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/16

Security	Percentage of Total Investments*

American International Group Inc.	9.96%
Chubb Ltd.	9.66
MetLife Inc.	8.25
Prudential Financial Inc.	6.23
Travelers Companies Inc. (The)	5.77
Aflac Inc.	5.21
Allstate Corp. (The)	4.62
Progressive Corp. (The)	3.40
Hartford Financial Services Group Inc. (The)	3.11
Principal Financial Group Inc.	2.65

TOTAL	58.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. MEDICAL DEVICES ETF

Performance as of September 30, 2016

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 18.97%, net of fees, while the total return for the Index was 19.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	32.09%	32.07%	32.67%	32.09%	32.07%	32.67%
5 Years	21.62%	21.64%	22.12%	166.09%	166.34%	171.64%
10 Years	12.49%	12.49%	13.02%	224.47%	224.35%	239.94%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,189.70	$2.42	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Health Care Equipment	87.13%
Life Sciences Tools & Services	11.75
Other**	1.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*
Medtronic PLC	12.75%
Thermo Fisher Scientific Inc.	7.91
Abbott Laboratories	7.77
Danaher Corp.	6.31
Becton Dickinson and Co.	5.38
Stryker Corp.	5.15
Boston Scientific Corp.	4.70
Intuitive Surgical Inc.	4.27
Zimmer Biomet Holdings Inc.	4.00
Edwards Lifesciences Corp.	3.99

TOTAL	62.23%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

Performance as of September 30, 2016

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 19.03%, net of fees, while the total return for the Index was 19.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.38%	12.41%	12.93%	12.38%	12.41%	12.93%
5 Years	4.94%	4.92%	5.36%	27.26%	27.17%	29.82%
10 Years	3.85%	3.84%	4.26%	45.89%	45.83%	51.74%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,190.30	$2.42	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Oil & Gas Exploration & Production	77.38%
Oil & Gas Refining & Marketing	19.21
Oil & Gas Storage & Transportation	3.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*
ConocoPhillips	9.93%
EOG Resources Inc.	9.82
Phillips 66	6.60
Anadarko Petroleum Corp.	6.38
Pioneer Natural Resources Co.	5.81
Valero Energy Corp.	4.51
Apache Corp.	4.47
Devon Energy Corp.	4.26
Marathon Petroleum Corp.	3.96
Concho Resources Inc.	3.60

TOTAL	59.34%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

Performance as of September 30, 2016

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 11.31%, net of fees, while the total return for the Index was 11.55%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.24%	10.27%	10.61%	10.24%	10.27%	10.61%
5 Years	(0.64)%	(0.64)%	(0.36)%	(3.15)%	(3.17)%	(1.77)%
10 Years	0.15%	0.14%	0.44%	1.48%	1.38%	4.53%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,113.10	$2.33	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Oil & Gas Equipment & Services	77.75%
Oil & Gas Drilling	21.02
Industrial Machinery	1.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Schlumberger Ltd.	19.29%
Halliburton Co.	10.57
Baker Hughes Inc.	7.44
National Oilwell Varco Inc.	5.89
Helmerich & Payne Inc.	4.01
FMC Technologies Inc.	3.79
Core Laboratories NV	3.12
Weatherford International PLC	3.10
Transocean Ltd.	2.68
Nabors Industries Ltd.	2.65

TOTAL	62.54%

*	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. PHARMACEUTICALS ETF

Performance as of September 30, 2016

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 9.61%, net of fees, while the total return for the Index was 9.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.86%	2.86%	3.27%	2.86%	2.86%	3.27%
5 Years	19.40%	19.38%	19.82%	142.64%	142.42%	146.94%
10 Years	12.67%	12.66%	13.14%	229.66%	229.44%	243.80%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,096.10	$2.31	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Pharmaceuticals	87.12%
Biotechnology	12.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*
Johnson & Johnson	9.60%
Pfizer Inc.	8.14
Merck & Co. Inc.	7.78
Allergan PLC	6.15
Bristol-Myers Squibb Co.	6.07
Eli Lilly & Co.	6.05
Zoetis Inc.	4.09
Mylan NV	3.46
Perrigo Co. PLC	3.31
Jazz Pharmaceuticals PLC	2.67

TOTAL	57.32%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® U.S. REAL ESTATE ETF

Performance as of September 30, 2016

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 5.34%, net of fees, while the total return for the Index was 5.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.50%	18.51%	19.04%	18.50%	18.51%	19.04%
5 Years	14.10%	14.09%	14.72%	93.42%	93.27%	98.66%
10 Years	4.80%	4.79%	5.19%	59.76%	59.65%	65.90%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,053.40	$2.26	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Specialized REITs	25.65%
Retail REITs	19.85
Residential REITs	12.74
Health Care REITs	10.59
Office REITs	10.26
Diversified REITs	5.23
Industrial REITs	4.95
Mortgage REITs	4.44
Hotel & Resort REITs	3.71
Real Estate Services	1.82
Other**	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*
Simon Property Group Inc.	6.74%
American Tower Corp.	4.99
Public Storage	3.45
Crown Castle International Corp.	3.29
Prologis Inc.	2.92
Welltower Inc.	2.77
Equinix Inc.	2.65
Ventas Inc.	2.57
AvalonBay Communities Inc.	2.53
Weyerhaeuser Co.	2.49

TOTAL	34.40%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. REGIONAL BANKS ETF

Performance as of September 30, 2016

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 11.82%, net of fees, while the total return for the Index was 12.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.43%	6.46%	6.92%	6.43%	6.46%	6.92%
5 Years	16.37%	16.37%	16.91%	113.41%	113.41%	118.41%
10 Years	(1.23)%	(1.24)%	(0.84)%	(11.64)%	(11.69)%	(8.05)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,118.20	$2.34	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Regional Banks	78.45%
Diversified Banks	18.84
Thrifts & Mortgage Finance	2.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

U.S. Bancorp.	16.83%
PNC Financial Services Group Inc. (The)	10.80
BB&T Corp.	7.49
SunTrust Banks Inc.	5.36
M&T Bank Corp.	4.44
Fifth Third Bancorp.	3.83
KeyCorp	3.21
Citizens Financial Group Inc.	3.13
Regions Financial Corp.	3.02
First Republic Bank/CA	2.82

TOTAL	60.93%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® U.S. TELECOMMUNICATIONS ETF

Performance as of September 30, 2016

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 6.25%, net of fees, while the total return for the Index was 6.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.84%	21.84%	21.98%	21.84%	21.84%	21.98%
5 Years	12.41%	12.38%	12.68%	79.46%	79.22%	81.63%
10 Years	4.43%	4.42%	4.60%	54.27%	54.09%	56.77%

Index performance through May 8, 2007 reflects the performance of the Dow Jones U.S. Telecommunications Index. Index performance beginning on May 9, 2007 reflects the performance of the Dow Jones U.S. Select Telecommunications Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,062.50	$2.27	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	69.12%
Wireless Telecommunication Services	30.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

AT&T Inc.	8.24%
Verizon Communications Inc.	7.94
T-Mobile U.S. Inc.	5.71
CenturyLink Inc.	5.62
SBA Communications Corp. Class A	5.47
Level 3 Communications Inc.	5.34
Sprint Corp.	4.91
Vonage Holdings Corp.	4.68
Frontier Communications Corp.	4.48
Shenandoah Telecommunications Co.	4.44

TOTAL	56.83%

*	Excludes money market funds.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.98%

AEROSPACE & DEFENSE — 95.16%
AAR Corp.	323,100	$10,119,492
Aerojet Rocketdyne Holdings Inc.[a,b]	590,448	10,380,076
Aerovironment Inc.[a,b]	284,244	6,938,396
Astronics Corp.[a]	199,693	8,996,170
B/E Aerospace Inc.	410,438	21,203,227
Boeing Co. (The)	582,170	76,695,076
BWX Technologies Inc.	480,440	18,434,483
Cubic Corp.	217,341	10,173,732
Curtiss-Wright Corp.	206,674	18,830,068
DigitalGlobe Inc.[a,b]	459,028	12,623,270
Engility Holdings Inc.[a]	231,857	7,303,496
Esterline Technologies Corp.[a,b]	183,943	13,987,026
General Dynamics Corp.	385,383	59,796,026
HEICO Corp. Class A	234,628	14,197,340
HEICO Corp.	167,621	11,599,373
Hexcel Corp.	419,773	18,595,944
Huntington Ingalls Industries Inc.	154,500	23,703,390
KLX Inc.[a,b]	359,502	12,654,470
L-3 Communications Holdings Inc.	207,303	31,246,781
Lockheed Martin Corp.	286,010	68,562,317
Moog Inc. Class Aa	223,207	13,289,745
Northrop Grumman Corp.	258,584	55,324,047
Orbital ATK Inc.	258,958	19,740,368
Raytheon Co.	409,199	55,704,260
Rockwell Collins Inc.	359,328	30,305,724
Spirit AeroSystems Holdings Inc. Class Aa,b	491,873	21,908,023
TASER International Inc.[a,b]	426,546	12,203,481
Teledyne Technologies Inc.[a,b]	166,392	17,958,689
Textron Inc.	743,671	29,560,922
TransDigm Group Inc.[a,b]	119,201	34,463,393
Triumph Group Inc.	366,897	10,229,088
United Technologies Corp.	753,809	76,586,994
Wesco Aircraft Holdings Inc.[a,b]	619,657	8,321,994

		841,636,881
INDUSTRIAL MACHINERY — 1.42%
RBC Bearings Inc.[a,b]	164,026	12,544,709

		12,544,709

Security	Shares	Value
IT CONSULTING & OTHER SERVICES — 1.01%
ManTech International Corp./VA Class A	237,145	$8,937,995

		8,937,995
LEISURE PRODUCTS — 2.39%
Smith & Wesson Holding Corp.[a,b]	425,862	11,323,670
Sturm Ruger & Co. Inc.[b]	169,355	9,781,945

		21,105,615

TOTAL COMMON STOCKS
(Cost: $859,951,614)		884,225,200

SHORT-TERM INVESTMENTS — 3.35%

MONEY MARKET FUNDS — 3.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	29,178,973	29,178,973
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	450,985	450,985

		29,629,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,629,958)		29,629,958

TOTAL INVESTMENTS IN SECURITIES — 103.33%
(Cost: $889,581,572)[f]		913,855,158
Other Assets, Less Liabilities — (3.33)%		(29,448,551)

NET ASSETS — 100.00%		$884,406,607

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $895,083,781. Net unrealized appreciation was $18,771,377, of which $55,326,190 represented gross unrealized appreciation on securities and $36,554,813 represented gross unrealized depreciation on securities.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$884,225,200	$—	$—	$884,225,200
Money market funds	29,629,958	—	—	29,629,958

Total	$913,855,158	$—	$—	$913,855,158

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

ASSET MANAGEMENT & CUSTODY BANKS — 1.59%
Diamond Hill Investment Group Inc.	8,371	$1,546,877

		1,546,877
FINANCIAL EXCHANGES & DATA — 27.95%
CBOE Holdings Inc.	55,920	3,626,412
CME Group Inc.	75,784	7,920,944
Intercontinental Exchange Inc.	27,766	7,479,050
MarketAxess Holdings Inc.	23,923	3,961,409
Nasdaq Inc.	62,795	4,241,174

		27,228,989
INVESTMENT BANKING & BROKERAGE — 70.35%
BGC Partners Inc. Class A	278,863	2,440,051
Charles Schwab Corp. (The)	265,518	8,382,403
Cowen Group Inc. Class Aa,b	350,988	1,274,086
E*TRADE Financial Corp.[a,b]	162,205	4,723,409
Evercore Partners Inc. Class A	49,231	2,535,889
Goldman Sachs Group Inc. (The)	59,900	9,660,073
Greenhill & Co. Inc.	70,510	1,661,921
Interactive Brokers Group Inc. Class A	77,105	2,719,493
INTL. FCStone Inc.[a]	41,089	1,596,308
Investment Technology Group Inc.	75,583	1,295,493
KCG Holdings Inc. Class Aa	116,607	1,810,907
Lazard Ltd. Class A	97,114	3,531,065
LPL Financial Holdings Inc.	91,278	2,730,125
Moelis & Co. Class A	55,321	1,487,582
Morgan Stanley	282,678	9,062,657
Piper Jaffray Companies[a]	35,793	1,728,802
Raymond James Financial Inc.	73,708	4,290,543
Stifel Financial Corp.[a,b]	73,157	2,812,887

Security	Shares	Value
TD Ameritrade Holding Corp.	136,093	$4,795,917

		68,539,611

TOTAL COMMON STOCKS
(Cost: $99,833,846)		97,315,477

SHORT-TERM INVESTMENTS — 1.20%

MONEY MARKET FUNDS — 1.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	1,041,346	1,041,346
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	125,971	125,971

		1,167,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,167,317)		1,167,317

TOTAL INVESTMENTS IN SECURITIES — 101.09%
(Cost: $101,001,163)[f]		98,482,794
Other Assets, Less Liabilities — (1.09)%		(1,060,928)

NET ASSETS — 100.00%		$97,421,866

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $101,522,589. Net unrealized depreciation was $3,039,795, of which $7,885,515 represented gross unrealized appreciation on securities and $10,925,310 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$97,315,477	$—	$—	$97,315,477
Money market funds	1,167,317	—	—	1,167,317

Total	$98,482,794	$—	$—	$98,482,794

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

DIVERSIFIED SUPPORT SERVICES — 1.31%
Healthcare Services Group Inc.	197,786	$7,828,370

		7,828,370
HEALTH CARE SERVICES — 26.55%
Adeptus Health Inc. Class Aa,b	76,822	3,307,187
Air Methods Corp.[a,b]	128,774	4,055,093
Amedisys Inc.[a]	99,393	4,715,204
CorVel Corp.[a]	57,675	2,214,720
DaVita Inc.[a]	271,610	17,945,273
Diplomat Pharmacy Inc.[a,b]	152,516	4,271,973
Envision Healthcare Holdings Inc.[a,b]	438,057	9,755,529
Express Scripts Holding Co.[a]	593,786	41,879,727
Healthways Inc.[a]	138,136	3,655,079
Laboratory Corp. of America Holdings[a]	149,737	20,585,843
LHC Group Inc.[a]	76,346	2,815,640
MEDNAX Inc.[a,b]	185,678	12,301,167
Premier Inc.[a,b]	162,784	5,264,435
Quest Diagnostics Inc.	219,876	18,608,106
Team Health Holdings Inc.[a]	206,700	6,730,152

		158,105,128
HEALTH CARE DISTRIBUTORS — 0.63%
PharMerica Corp.[a]	133,532	3,748,243

		3,748,243
HEALTH CARE FACILITIES — 20.97%
Acadia Healthcare Co. Inc.[a,b]	180,385	8,938,077
Amsurg Corp.[a,b]	134,309	9,005,418
Brookdale Senior Living Inc.[a,b]	476,457	8,314,175
Capital Senior Living Corp.[a,b]	146,879	2,467,567
Community Health Systems Inc.[a,b]	415,574	4,795,724
Ensign Group Inc. (The)	194,008	3,905,381
HCA Holdings Inc.[a]	361,191	27,316,875
HealthSouth Corp.	220,115	8,930,066
Kindred Healthcare Inc.	355,935	3,637,656
LifePoint Health Inc.[a,b]	120,700	7,149,061
National Healthcare Corp.	46,488	3,067,743
Select Medical Holdings Corp.[a]	386,359	5,215,846
Surgical Care Affiliates Inc.[a]	104,414	5,091,227
Tenet Healthcare Corp.[a,b]	248,096	5,621,855
U.S. Physical Therapy Inc.	54,759	3,433,389
Universal Health Services Inc. Class B	145,939	17,982,604

		124,872,664

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 2.19%
HealthStream Inc.[a]	117,954	$3,255,530
HMS Holdings Corp.[a]	267,617	5,933,069
Inovalon Holdings Inc.[a,b]	261,290	3,843,576

		13,032,175
LIFE SCIENCES TOOLS & SERVICES — 1.55%
PAREXEL International Corp.[a,b]	132,737	9,218,585

		9,218,585
MANAGED HEALTH CARE — 46.73%
Aetna Inc.	345,179	39,850,916
Anthem Inc.	280,472	35,145,946
Centene Corp.[a]	272,565	18,250,952
Cigna Corp.	275,462	35,898,208
HealthEquity Inc.[a]	148,959	5,638,098
Humana Inc.	173,507	30,691,653
Magellan Health Inc.[a]	83,812	4,503,219
Molina Healthcare Inc.[a,b]	122,602	7,150,149
Triple-S Management Corp. Class Ba	119,524	2,621,161
UnitedHealth Group Inc.	606,215	84,870,100
Universal American Corp.	312,587	2,391,291
WellCare Health Plans Inc.[a]	96,265	11,271,669

		278,283,362

TOTAL COMMON STOCKS
(Cost: $662,439,782)		595,088,527

SHORT-TERM INVESTMENTS — 6.34%

MONEY MARKET FUNDS — 6.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	37,271,892	37,271,892
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	496,287	496,287

		37,768,179

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,768,179)		37,768,179

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 106.27%
(Cost: $700,207,961)[f]	$632,856,706
Other Assets, Less Liabilities — (6.27)%	(37,337,533)

NET ASSETS — 100.00%	$595,519,173

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $708,061,201. Net unrealized depreciation was $75,204,495, of which $19,627,913 represented gross unrealized appreciation on securities and $94,832,408 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$595,088,527	$—	$—	$595,088,527
Money market funds	37,768,179	—	—	37,768,179

Total	$632,856,706	$—	$—	$632,856,706

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

BUILDING PRODUCTS — 14.70%
American Woodmark Corp.[a]	131,296	$10,578,519
Builders FirstSource Inc.[a,b]	830,734	9,561,748
Fortune Brands Home & Security Inc.	363,579	21,123,940
Lennox International Inc.	122,296	19,204,141
Masco Corp.	686,283	23,546,370
Masonite International Corp.[a,b]	202,593	12,595,207
Owens Corning	359,617	19,199,951
PGT Inc.[a]	751,519	8,018,708
Quanex Building Products Corp.	502,599	8,674,859
Simpson Manufacturing Co. Inc.	292,767	12,867,110
Trex Co. Inc.[a,b]	212,218	12,461,441
Universal Forest Products Inc.	128,529	12,658,821
USG Corp.[a,b]	530,637	13,716,966

		184,207,781
CONSTRUCTION MATERIALS — 1.29%
Eagle Materials Inc.	209,785	16,216,381

		16,216,381
FOREST PRODUCTS — 1.14%
Louisiana-Pacific Corp.[a]	761,739	14,343,545

		14,343,545
HOME FURNISHINGS — 4.05%
Ethan Allen Interiors Inc.[b]	300,309	9,390,662
Leggett & Platt Inc.	389,525	17,754,550
Mohawk Industries Inc.[a]	117,919	23,623,892

		50,769,104
HOME IMPROVEMENT RETAIL — 9.27%
Home Depot Inc. (The)	436,408	56,156,982
Lowe’s Companies Inc.	568,768	41,070,737
Lumber Liquidators Holdings Inc.[a,b]	509,430	10,020,488
Tile Shop Holdings Inc.[a,b]	537,287	8,892,100

		116,140,307
HOMEBUILDING — 64.75%
Beazer Homes USA Inc.[a,b]	671,411	7,828,652
CalAtlantic Group Inc.[b]	1,299,284	43,448,057
Cavco Industries Inc.[a,b]	160,495	15,897,030
DR Horton Inc.	5,291,289	159,796,928
Hovnanian Enterprises Inc. Class Aa,b	2,566,870	4,338,010
Installed Building Products Inc.[a,b]	384,765	13,801,521

Security	Shares	Value
KB Home[b]	1,531,479	$24,687,442
Lennar Corp. Class A	2,981,090	126,219,351
Lennar Corp. Class B	198,400	6,660,288
LGI Homes Inc.[a,b]	328,590	12,105,256
M/I Homes Inc.[a,b]	486,293	11,461,926
MDC Holdings Inc.	738,885	19,063,233
Meritage Homes Corp.[a,b]	692,892	24,043,352
NVR Inc.[a]	59,200	97,080,304
PulteGroup Inc.	5,031,060	100,822,442
Taylor Morrison Home Corp. Class Aa	629,265	11,075,064
Toll Brothers Inc.[a,b]	2,521,211	75,283,360
TopBuild Corp.[a]	710,096	23,575,187
TRI Pointe Group Inc.[a,b]	2,613,958	34,451,966

		811,639,369
SPECIALTY CHEMICALS — 2.33%
Sherwin-Williams Co. (The)	105,760	29,259,562

		29,259,562
TRADING COMPANIES & DISTRIBUTORS — 2.40%
Beacon Roofing Supply Inc.[a]	334,445	14,070,101
Watsco Inc.	113,540	15,997,786

		30,067,887

TOTAL COMMON STOCKS
(Cost: $1,389,983,557)		1,252,643,936

SHORT-TERM INVESTMENTS — 6.09%

MONEY MARKET FUNDS — 6.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	75,596,605	75,596,605
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	714,981	714,981

		76,311,586

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,311,586)		76,311,586

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 106.02%
(Cost: $1,466,295,143)[f]	$1,328,955,522
Other Assets, Less Liabilities — (6.02)%	(75,384,052)

NET ASSETS — 100.00%	$1,253,571,470

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,478,989,806. Net unrealized depreciation was $150,034,284, of which $21,088,929 represented gross unrealized appreciation on securities and $171,123,213 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,252,643,936	$—	$—	$1,252,643,936
Money market funds	76,311,586	—	—	76,311,586

Total	$1,328,955,522	$—	$—	$1,328,955,522

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

INSURANCE BROKERS — 2.72%
Arthur J Gallagher & Co.	31,747	$1,614,970
Brown & Brown Inc.	22,085	832,825

		2,447,795
LIFE & HEALTH INSURANCE — 29.96%
Aflac Inc.	65,078	4,677,156
American Equity Investment Life Holding Co.	19,235	341,036
CNO Financial Group Inc.	35,213	537,702
FBL Financial Group Inc. Class A	2,308	147,643
Genworth Financial Inc. Class Aa	103,778	514,739
Lincoln National Corp.	40,919	1,922,375
MetLife Inc.	166,893	7,415,056
National Western Life Group Inc.	540	110,900
Primerica Inc.	9,386	497,740
Principal Financial Group Inc.	46,162	2,377,805
Prudential Financial Inc.	68,539	5,596,209
Torchmark Corp.	20,400	1,303,356
Unum Group	42,429	1,498,168

		26,939,885
MULTI-LINE INSURANCE — 18.95%
American Financial Group Inc./OH	13,739	1,030,425
American International Group Inc.	150,771	8,946,751
American National Insurance Co.	1,810	220,748
Assurant Inc.	11,343	1,046,392
Hartford Financial Services Group Inc. (The)	65,311	2,796,617
Horace Mann Educators Corp.	8,613	315,666
Kemper Corp.	10,175	400,081
Loews Corp.	48,353	1,989,726
National General Holdings Corp.	13,232	294,280

		17,040,686
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.20%
Voya Financial Inc.	37,505	1,080,894

		1,080,894
PROPERTY & CASUALTY INSURANCE — 45.41%
Allied World Assurance Co. Holdings AG	17,561	709,816
Allstate Corp. (The)	59,941	4,146,718
Ambac Financial Group Inc.[a]	10,271	188,884
AMERISAFE Inc.	4,191	246,347
AmTrust Financial Services Inc.	21,553	578,267
Arch Capital Group Ltd.[a]	21,694	1,719,466

Security	Shares	Value
Argo Group International Holdings Ltd.	6,341	$357,759
Assured Guaranty Ltd.	25,855	717,476
Axis Capital Holdings Ltd.	17,538	952,840
Chubb Ltd.	69,064	8,677,892
Cincinnati Financial Corp.	26,161	1,973,063
CNA Financial Corp.	6,078	209,144
Employers Holdings Inc.	7,524	224,441
Erie Indemnity Co. Class A	3,863	394,296
First American Financial Corp.	20,975	823,898
Hanover Insurance Group Inc. (The)	8,452	637,450
Infinity Property & Casualty Corp.	2,478	204,757
James River Group Holdings Ltd.	3,290	119,098
Markel Corp.[a]	2,411	2,239,264
MBIA Inc.[a]	28,659	223,254
Mercury General Corp.	7,668	420,590
Navigators Group Inc. (The)	2,450	237,454
Old Republic International Corp.	46,664	822,220
OneBeacon Insurance Group Ltd. Class A	5,546	79,197
ProAssurance Corp.	10,659	559,384
Progressive Corp. (The)	96,904	3,052,476
RLI Corp.	7,689	525,620
Safety Insurance Group Inc.	3,319	223,103
Selective Insurance Group Inc.	12,046	480,154
Travelers Companies Inc. (The)	45,226	5,180,638
United Fire Group Inc.	4,837	204,702
Universal Insurance Holdings Inc.	7,762	195,602
White Mountains Insurance Group Ltd.	978	811,740
WR Berkley Corp.	18,390	1,062,206
XL Group Ltd.	48,886	1,644,036

		40,843,252
REINSURANCE — 1.64%
Alleghany Corp.[a]	2,803	1,471,631

		1,471,631

TOTAL COMMON STOCKS
(Cost: $81,640,960)		89,824,143

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[b,c]	168,017	168,017

		168,017

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,017)		168,017

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $81,808,977)[d]	$89,992,160
Other Assets, Less Liabilities — (0.07)%	(59,270)

NET ASSETS — 100.00%	$89,932,890

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $82,714,923. Net unrealized appreciation was $7,277,237, of which $10,754,554 represented gross unrealized appreciation on securities and $3,477,317 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$89,824,143	$—	$—	$89,824,143
Money market funds	168,017	—	—	168,017

Total	$89,992,160	$—	$—	$89,992,160

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

HEALTH CARE EQUIPMENT — 86.97%
Abbott Laboratories	2,613,689	$110,532,908
ABIOMED Inc.[a]	131,523	16,911,227
Accuray Inc.[a,b]	468,542	2,984,613
Analogic Corp.	57,491	5,093,703
Baxter International Inc.	1,108,666	52,772,502
Becton Dickinson and Co.	425,519	76,478,530
Boston Scientific Corp.[a]	2,805,943	66,781,443
Cantel Medical Corp.	134,803	10,511,938
Cardiovascular Systems Inc.[a]	163,969	3,892,624
CR Bard Inc.	180,115	40,396,192
Cynosure Inc. Class Aa,b	108,509	5,527,448
Danaher Corp.	1,145,453	89,792,061
DexCom Inc.[a,b]	243,644	21,357,833
Edwards Lifesciences Corp.[a]	470,882	56,769,534
Globus Medical Inc. Class Aa,b	300,615	6,784,881
Hill-Rom Holdings Inc.	209,768	13,001,421
Hologic Inc.[a]	750,315	29,134,731
IDEXX Laboratories Inc.[a]	244,685	27,583,340
Inogen Inc.[a,b]	76,895	4,606,010
Insulet Corp.[a,b]	219,222	8,974,949
Integra LifeSciences Holdings Corp.[a,b]	113,611	9,378,588
Intuitive Surgical Inc.[a]	83,748	60,703,063
Invacare Corp.	189,443	2,116,078
K2M Group Holdings Inc.[a,b]	154,512	2,747,223
Masimo Corp.[a]	166,416	9,900,088
Medtronic PLC	2,097,636	181,235,750
Natus Medical Inc.[a,b]	145,094	5,700,743
Nevro Corp.[a,b]	88,007	9,187,051
NuVasive Inc.[a,b]	179,232	11,947,605
NxStage Medical Inc.[a,b]	263,268	6,579,067
ResMed Inc.	391,687	25,377,401
St. Jude Medical Inc.	644,698	51,421,112
STERIS PLC	266,236	19,461,852
Stryker Corp.	629,294	73,256,114
Teleflex Inc.	126,709	21,293,447
Varian Medical Systems Inc.[a]	262,849	26,161,361
Wright Medical Group NVa,b	393,769	9,659,154
Zeltiq Aesthetics Inc.[a,b]	157,907	6,193,113
Zimmer Biomet Holdings Inc.	437,428	56,874,389

		1,239,081,087
HEALTH CARE SUPPLIES — 0.69%
Atrion Corp.	7,456	3,180,729

Security	Shares	Value
OraSure Technologies Inc.[a]	315,768	$2,516,671
Vascular Solutions Inc.[a,b]	86,107	4,152,941

		9,850,341
HEALTH CARE TECHNOLOGY — 0.42%
Omnicell Inc.[a]	157,820	6,044,506

		6,044,506
LIFE SCIENCES TOOLS & SERVICES — 11.73%
Bio-Rad Laboratories Inc. Class Aa,b	74,182	12,151,754
Bruker Corp.	413,642	9,368,991
Thermo Fisher Scientific Inc.	707,308	112,504,411
Waters Corp.[a]	208,760	33,086,372

		167,111,528

TOTAL COMMON STOCKS
(Cost: $1,250,751,469)		1,422,087,462

SHORT-TERM INVESTMENTS — 3.56%

MONEY MARKET FUNDS — 3.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	49,349,631	49,349,631
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	1,356,230	1,356,230

		50,705,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,705,861)		50,705,861

TOTAL INVESTMENTS IN SECURITIES — 103.37%
(Cost: $1,301,457,330)[f]		1,472,793,323
Other Assets, Less Liabilities — (3.37)%		(48,001,579)

NET ASSETS — 100.00%		$1,424,791,744

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,305,298,141. Net unrealized appreciation was $167,495,182, of which $174,358,843 represented gross unrealized appreciation on securities and $6,863,661 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,422,087,462	$—	$—	$1,422,087,462
Money market funds	50,705,861	—	—	50,705,861

Total	$1,472,793,323	$—	$—	$1,472,793,323

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.97%

OIL & GAS EXPLORATION & PRODUCTION — 77.35%
Anadarko Petroleum Corp.	352,815	$22,354,359
Antero Resources Corp.[a]	91,838	2,475,034
Apache Corp.	245,381	15,672,485
Cabot Oil & Gas Corp.	301,099	7,768,354
California Resources Corp.[b]	27,796	347,450
Carrizo Oil & Gas Inc.[a,b]	36,053	1,464,473
Chesapeake Energy Corp.[a]	423,792	2,657,176
Cimarex Energy Co.	61,484	8,261,605
Cobalt International Energy Inc.[a,b]	229,247	284,266
Concho Resources Inc.[a]	91,948	12,629,058
ConocoPhillips	800,543	34,799,604
Continental Resources Inc./OKa,b	55,966	2,907,993
Denbury Resources Inc.	260,152	840,291
Devon Energy Corp.	338,642	14,937,499
Diamondback Energy Inc.[a]	50,578	4,882,800
Energen Corp.	62,980	3,635,206
EOG Resources Inc.	355,924	34,421,410
EQT Corp.	111,807	8,119,424
Gulfport Energy Corp.[a]	81,521	2,302,968
Hess Corp.	174,216	9,341,462
Kosmos Energy Ltd.[a,b]	104,795	671,736
Laredo Petroleum Inc.[a]	91,181	1,176,235
Marathon Oil Corp.	548,388	8,670,014
Matador Resources Co.[a,b]	56,585	1,377,279
Murphy Oil Corp.	105,111	3,195,374
Newfield Exploration Co.[a]	128,653	5,591,259
Noble Energy Inc.	278,036	9,937,007
Oasis Petroleum Inc.[a]	118,063	1,354,183
Parsley Energy Inc. Class Aa	95,594	3,203,355
PDC Energy Inc.[a]	36,421	2,442,392
Pioneer Natural Resources Co.	109,664	20,359,122
QEP Resources Inc.	155,590	3,038,673
Range Resources Corp.	121,839	4,721,261
Rice Energy Inc.[a,b]	54,711	1,428,504
RSP Permian Inc.[a]	47,672	1,848,720
SM Energy Co.	56,528	2,180,850
Southwestern Energy Co.[a]	319,835	4,426,516
Synergy Resources Corp.[a]	131,501	911,302
Whiting Petroleum Corp.[a,b]	179,776	1,571,242
WPX Energy Inc.[a]	223,642	2,949,838

		271,157,779

Security	Shares	Value
OIL & GAS REFINING & MARKETING — 19.21%
Delek U.S. Holdings Inc.	36,363	$628,716
HollyFrontier Corp.	114,640	2,808,680
Marathon Petroleum Corp.	341,969	13,880,522
PBF Energy Inc.	63,847	1,445,496
Phillips 66	287,319	23,143,546
Tesoro Corp.	76,924	6,120,073
Valero Energy Corp.	298,331	15,811,543
Western Refining Inc.	51,659	1,366,897
World Fuel Services Corp.	45,825	2,119,865

		67,325,338
OIL & GAS STORAGE & TRANSPORTATION — 3.41%
Cheniere Energy Inc.[a,b]	152,605	6,653,578
Targa Resources Corp.	107,956	5,301,719

		11,955,297

TOTAL COMMON STOCKS
(Cost: $462,166,596)		350,438,414

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	5,437,291	5,437,291
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	226,424	226,424

		5,663,715

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,663,715)		5,663,715

TOTAL INVESTMENTS IN SECURITIES — 101.58%
(Cost: $467,830,311)[f]		356,102,129
Other Assets, Less Liabilities — (1.58)%		(5,547,862)

NET ASSETS — 100.00%		$350,554,267

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $504,363,018. Net unrealized depreciation was $148,260,889, of which $11,043,268 represented gross unrealized appreciation on securities and $159,304,157 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$350,438,414	$—	$—	$350,438,414
Money market funds	5,663,715	—	—	5,663,715

Total	$356,102,129	$—	$—	$356,102,129

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

INDUSTRIAL MACHINERY — 1.23%
Chart Industries Inc.[a]	82,417	$2,705,750

		2,705,750
OIL & GAS DRILLING — 20.98%
Atwood Oceanics Inc.[b]	216,781	1,883,827
Diamond Offshore Drilling Inc.[b]	168,771	2,972,057
Ensco PLC Class A	576,615	4,901,227
Helmerich & Payne Inc.	130,552	8,786,150
Nabors Industries Ltd.	478,612	5,819,922
Noble Corp. PLC	560,770	3,555,282
Patterson-UTI Energy Inc.	248,434	5,557,469
Rowan Companies PLC Class A	270,902	4,106,874
Transocean Ltd.[b]	550,238	5,865,537
Unit Corp.[a,b]	140,496	2,613,226

		46,061,571
OIL & GAS EQUIPMENT & SERVICES — 77.61%
Archrock Inc.	198,843	2,600,866
Baker Hughes Inc.	323,143	16,309,027
Bristow Group Inc.	131,437	1,842,747
Core Laboratories NV	60,994	6,851,456
Dril-Quip Inc.[a,b]	73,817	4,114,560
Exterran Corp.[a]	111,620	1,750,202
Fairmount Santrol Holdings Inc.[a]	294,088	2,493,866
FMC Technologies Inc.[a,b]	279,873	8,303,832
Forum Energy Technologies Inc.[a,b]	159,120	3,160,123
Frank’s International NVb	100,525	1,306,825
Halliburton Co.	516,105	23,162,792
Helix Energy Solutions Group Inc.[a]	306,546	2,492,219
Matrix Service Co.[a]	92,521	1,735,694
McDermott International Inc.[a]	578,259	2,897,078
National Oilwell Varco Inc.	351,180	12,902,353
Newpark Resources Inc.[a,b]	276,053	2,031,750
Oceaneering International Inc.	178,614	4,913,671
Oil States International Inc.[a,b]	112,813	3,561,506
RPC Inc.[a]	162,888	2,736,518
Schlumberger Ltd.	537,629	42,279,145
SEACOR Holdings Inc.[a,b]	43,497	2,587,637
Superior Energy Services Inc.	274,669	4,916,575
Tesco Corp.[b]	192,928	1,574,293
TETRA Technologies Inc.[a]	306,596	1,873,302
U.S. Silica Holdings Inc.	111,829	5,206,758

Security	Shares	Value
Weatherford International PLC[a,b]	1,207,883	$6,788,302

		170,393,097

TOTAL COMMON STOCKS
(Cost: $341,502,294)		219,160,418

SHORT-TERM INVESTMENTS — 13.45%

MONEY MARKET FUNDS — 13.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	29,409,488	29,409,488
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	111,825	111,825

		29,521,313

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,521,313)		29,521,313

TOTAL INVESTMENTS IN SECURITIES — 113.27%
(Cost: $371,023,607)[f]		248,681,731
Other Assets, Less Liabilities — (13.27)%		(29,133,082)

NET ASSETS — 100.00%		$219,548,649

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $387,309,703. Net unrealized depreciation was $138,627,972, of which $3,978,380 represented gross unrealized appreciation on securities and $142,606,352 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$219,160,418	$—	$—	$219,160,418
Money market funds	29,521,313	—	—	29,521,313

Total	$248,681,731	$—	$—	$248,681,731

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

BIOTECHNOLOGY — 12.87%
AMAG Pharmaceuticals Inc.[a,b]	313,805	$7,691,361
Amicus Therapeutics Inc.[a,b]	1,136,543	8,410,418
ARIAD Pharmaceuticals Inc.[a,b]	975,825	13,359,044
Ironwood Pharmaceuticals Inc.[a,b]	697,994	11,084,145
Merrimack Pharmaceuticals Inc.[a,b]	1,408,066	8,941,219
Spectrum Pharmaceuticals Inc.[a,b]	1,070,845	5,000,846
Synergy Pharmaceuticals Inc.[a,b]	1,533,325	8,448,621
TESARO Inc.[a,b]	130,393	13,070,594

		76,006,248
PHARMACEUTICALS — 87.05%
Akorn Inc.[a,b]	401,396	10,942,055
Allergan PLC[a]	157,623	36,302,153
Bristol-Myers Squibb Co.	664,601	35,835,286
Catalent Inc.[a]	539,225	13,933,574
Depomed Inc.[a,b]	405,615	10,136,319
Dermira Inc.[a,b]	229,482	7,761,081
Eli Lilly & Co.	444,876	35,705,748
Endo International PLC[a]	633,261	12,760,209
Horizon Pharma PLC[a,b]	642,602	11,650,374
Impax Laboratories Inc.[a,b]	400,154	9,483,650
Innoviva Inc.[b]	678,456	7,456,231
Intra-Cellular Therapies Inc.[a,b]	209,476	3,192,414
Jazz Pharmaceuticals PLC[a]	129,579	15,741,257
Johnson & Johnson	479,463	56,638,964
Lannett Co. Inc.[a,b]	245,367	6,519,401
Mallinckrodt PLC[a,b]	218,084	15,217,901
Medicines Co. (The)[a,b]	296,448	11,187,948
Merck & Co. Inc.	735,670	45,913,165
Mylan NVa	536,094	20,435,903
Pacira Pharmaceuticals Inc./DEa,b	227,279	7,777,487
Perrigo Co. PLC	211,608	19,537,767
Pfizer Inc.	1,418,648	48,049,608
Phibro Animal Health Corp.	238,036	6,469,818
Prestige Brands Holdings Inc.[a]	227,395	10,976,357
Revance Therapeutics Inc.[a,b]	367,574	5,958,375
SciClone Pharmaceuticals Inc.[a,b]	616,555	6,319,689
TherapeuticsMD Inc.[a,b]	1,198,409	8,161,165
Theravance Biopharma Inc.[a,b]	275,133	9,970,820
Zoetis Inc.	464,371	24,151,936

		514,186,655

TOTAL COMMON STOCKS
(Cost: $649,701,140)		590,192,903

Security	Shares	Value
SHORT-TERM INVESTMENTS — 15.97%

MONEY MARKET FUNDS — 15.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	94,061,958	$94,061,958
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	292,120	292,120

		94,354,078

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,354,078)		94,354,078

TOTAL INVESTMENTS IN SECURITIES — 115.89%
(Cost: $744,055,218)[f]		684,546,981
Other Assets, Less Liabilities — (15.89)%		(93,879,891)

NET ASSETS — 100.00%		$590,667,090

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $760,086,837. Net unrealized depreciation was $75,539,856, of which $50,608,487 represented gross unrealized appreciation on securities and $126,148,343 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$590,192,903	$—	$—	$590,192,903
Money market funds	94,354,078	—	—	94,354,078

Total	$684,546,981	$—	$—	$684,546,981

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.41%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.33%
Alexander & Baldwin Inc.	251,150	$9,649,183
St. Joe Co. (The)[a,b]	357,806	6,576,474

		16,225,657
DIVERSIFIED REITS — 5.20%
Cousins Properties Inc.[b]	1,081,243	11,288,177
Forest City Realty Trust Inc. Class A	1,127,620	26,081,850
Gramercy Property Trust	2,211,169	21,315,669
Lexington Realty Trust	1,145,038	11,793,891
Liberty Property Trust[b]	744,922	30,057,603
NorthStar Realty Finance Corp.[b]	190,769	2,512,428
Spirit Realty Capital Inc.	2,434,865	32,456,750
STORE Capital Corp.[b]	774,111	22,813,051
VEREIT Inc.	4,969,894	51,537,801
Washington REIT[b]	374,306	11,648,403
WP Carey Inc.	536,690	34,632,606

		256,138,229
HEALTH CARE REITS — 10.53%
Care Capital Properties Inc.[b]	449,344	12,806,304
HCP Inc.[b]	2,393,483	90,832,680
Healthcare Realty Trust Inc.[b]	588,416	20,041,449
Healthcare Trust of America Inc. Class A	700,463	22,849,103
Medical Properties Trust Inc.[b]	1,279,773	18,902,247
National Health Investors Inc.[b]	197,644	15,511,101
Omega Healthcare Investors Inc.[b]	1,001,329	35,497,113
Physicians Realty Trust[b]	678,817	14,621,718
Senior Housing Properties Trust[b]	1,158,620	26,312,260
Ventas Inc.	1,782,553	125,901,719
Welltower Inc.	1,815,834	135,769,908

		519,045,602
HOTEL & RESORT REITS — 3.69%
Apple Hospitality REIT Inc.[b]	794,454	14,705,344
DiamondRock Hospitality Co.	1,094,013	9,955,518
Hospitality Properties Trust	794,969	23,626,479
Host Hotels & Resorts Inc.[b]	3,815,316	59,404,470
LaSalle Hotel Properties[b]	579,243	13,826,530
Pebblebrook Hotel Trust[b]	372,105	9,897,993
RLJ Lodging Trust[b]	662,352	13,929,263

Security	Shares	Value
Ryman Hospitality Properties Inc.[b]	266,338	$12,826,838
Sunstone Hotel Investors Inc.[b]	1,153,059	14,747,625
Xenia Hotels & Resorts Inc.[b]	589,424	8,947,456

		181,867,516
INDUSTRIAL REITS — 4.92%
DCT Industrial Trust Inc.[b]	457,779	22,225,171
Duke Realty Corp.	1,780,124	48,650,789
EastGroup Properties Inc.[b]	159,361	11,722,595
First Industrial Realty Trust Inc.[b]	589,781	16,643,620
Prologis Inc.	2,673,386	143,133,086

		242,375,261
MORTGAGE REITS — 4.42%
American Capital Agency Corp.	1,604,476	31,351,461
Annaly Capital Management Inc.[b]	5,036,667	52,885,003
Blackstone Mortgage Trust Inc. Class Ab	499,132	14,699,437
Chimera Investment Corp.	946,220	15,092,209
Colony Capital Inc.[b]	578,557	10,547,094
CYS Investments Inc.	844,368	7,362,889
Invesco Mortgage Capital Inc.	610,137	9,292,387
MFA Financial Inc.	1,973,898	14,764,757
New Residential Investment Corp.[b]	1,319,164	18,217,655
Starwood Property Trust Inc.[b]	1,238,363	27,887,935
Two Harbors Investment Corp.	1,841,124	15,704,788

		217,805,615
OFFICE REITS — 10.20%
Alexandria Real Estate Equities Inc.[b]	395,753	43,046,054
Boston Properties Inc.[b]	779,790	106,277,579
Brandywine Realty Trust[b]	931,258	14,546,250
Columbia Property Trust Inc.	656,361	14,695,923
Corporate Office Properties Trust	489,988	13,891,160
Douglas Emmett Inc.[b]	728,486	26,684,442
Equity Commonwealth[a]	637,562	19,267,124
Highwoods Properties Inc.	500,678	26,095,337
Hudson Pacific Properties Inc.	549,972	18,077,580
Kilroy Realty Corp.	472,876	32,793,950
Mack-Cali Realty Corp.[b]	478,949	13,036,992
Paramount Group Inc.[b]	919,952	15,078,013
Piedmont Office Realty Trust Inc. Class Ab	737,835	16,062,668

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2016

Security	Shares	Value
SL Green Realty Corp.[b]	509,969	$55,127,649
Vornado Realty Trust	871,852	88,240,141

		502,920,862
REAL ESTATE DEVELOPMENT — 0.42%
Howard Hughes Corp. (The)[a,b]	182,063	20,846,214

		20,846,214
REAL ESTATE SERVICES — 1.81%
CBRE Group Inc. Class Aa,b	1,541,627	43,134,724
Jones Lang LaSalle Inc.	235,352	26,780,704
Realogy Holdings Corp.	739,540	19,124,504

		89,039,932
RESIDENTIAL REITS — 12.66%
American Campus Communities Inc.	662,285	33,690,438
American Homes 4 Rent Class A	1,132,865	24,515,199
Apartment Investment & Management Co. Class Ab	794,954	36,496,338
AvalonBay Communities Inc.[b]	696,661	123,894,192
Camden Property Trust[b]	443,684	37,154,098
Education Realty Trust Inc.[b]	368,625	15,902,482
Equity Lifestyle Properties Inc.	407,022	31,413,958
Equity Residential[b]	1,858,276	119,542,895
Essex Property Trust Inc.[b]	332,329	74,009,668
Mid-America Apartment Communities Inc.[b]	383,396	36,035,390
Post Properties Inc.	271,744	17,970,431
Sun Communities Inc.[b]	317,220	24,895,426
UDR Inc.[b]	1,355,313	48,777,715

		624,298,230
RETAIL REITS — 19.73%
Acadia Realty Trust[b]	401,714	14,558,115
Brixmor Property Group Inc.[b]	1,314,379	36,526,592
CBL & Associates Properties Inc.[b]	920,930	11,180,090
DDR Corp.	1,598,888	27,868,618
Equity One Inc.	464,186	14,208,733
Federal Realty Investment Trust	359,808	55,385,245
General Growth Properties Inc.	2,991,236	82,558,114
Kimco Realty Corp.[b]	2,131,528	61,707,736
Kite Realty Group Trust	446,844	12,386,516
Macerich Co. (The)	612,287	49,515,650
National Retail Properties Inc.[b]	746,146	37,941,524
Realty Income Corp.[b]	1,311,948	87,808,680

Security	Shares	Value
Regency Centers Corp.[b]	530,344	$41,096,357
Retail Properties of America Inc. Class A	1,205,583	20,253,794
Simon Property Group Inc.	1,594,256	330,026,934
Tanger Factory Outlet Centers Inc.	487,861	19,007,065
Taubman Centers Inc.	306,676	22,819,761
Urban Edge Properties[b]	464,863	13,081,245
Washington Prime Group Inc.	942,166	11,664,015
Weingarten Realty Investors	597,159	23,277,258

		972,872,042
SPECIALIZED REITS — 25.50%
American Tower Corp.[b]	2,158,491	244,621,785
Communications Sales & Leasing Inc.[a,b]	711,080	22,335,023
CoreSite Realty Corp.[b]	171,110	12,668,984
Corrections Corp. of America	49,511	686,718
Crown Castle International Corp.[b]	1,712,526	161,337,074
CubeSmart[b]	934,635	25,478,150
CyrusOne Inc.[b]	375,196	17,848,074
Digital Realty Trust Inc.[b]	745,192	72,373,047
DuPont Fabros Technology Inc.[b]	383,791	15,831,379
EPR Properties	323,053	25,437,193
Equinix Inc.	360,600	129,906,150
Extra Space Storage Inc.[b]	638,371	50,693,041
Four Corners Property Trust Inc.	280,237	5,977,455
GEO Group Inc. (The)	395,688	9,409,461
Iron Mountain Inc.[b]	1,242,512	46,631,475
Lamar Advertising Co. Class Ab	430,964	28,146,259
Life Storage Inc.	239,650	21,314,471
Outfront Media Inc.	705,316	16,680,723
Pinnacle Entertainment Inc.[b]	999,563	33,435,382
Potlatch Corp.[b]	223,023	8,673,365
Public Storage	756,554	168,817,460
Rayonier Inc.[b]	624,156	16,565,100
Weyerhaeuser Co.[b]	3,826,832	122,229,014

		1,257,096,783

TOTAL COMMON STOCKS
(Cost: $5,193,654,407)		4,900,531,943

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.21%

MONEY MARKET FUNDS — 8.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	399,007,530	$399,007,530
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	5,708,609	5,708,609

		404,716,139

TOTAL SHORT-TERM INVESTMENTS
(Cost: $404,716,139)		404,716,139

Value
TOTAL INVESTMENTS IN SECURITIES — 107.62%
(Cost: $5,598,370,546)[f]	$5,305,248,082
Other Assets, Less Liabilities — (7.62)%	(375,520,769)

NET ASSETS — 100.00%	$4,929,727,313

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $5,628,341,398. Net unrealized depreciation was $323,093,316, of which $77,105,260 represented gross unrealized appreciation on securities and $400,198,576 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,900,531,943	$—	$—	$4,900,531,943
Money market funds	404,716,139	—	—	404,716,139

Total	$5,305,248,082	$—	$—	$5,305,248,082

See notes financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

DIVERSIFIED BANKS — 18.79%
Comerica Inc.	119,020	$5,632,027
U.S. Bancorp.	1,101,098	47,226,093

		52,858,120
REGIONAL BANKS — 78.24%
Associated Banc-Corp.	101,692	1,992,146
BancorpSouth Inc.	58,897	1,366,410
Bank of Hawaii Corp.	29,339	2,130,598
Bank of the Ozarks Inc.	62,165	2,387,136
BankUnited Inc.	71,280	2,152,656
BB&T Corp.	557,447	21,026,901
BOK Financial Corp.	14,425	994,892
Cathay General Bancorp.	50,735	1,561,623
Citizens Financial Group Inc.	355,528	8,785,097
Commerce Bancshares Inc.	56,837	2,799,791
Cullen/Frost Bankers Inc.	37,831	2,721,562
East West Bancorp. Inc.	98,625	3,620,524
F.N.B. Corp.	143,807	1,768,826
Fifth Third Bancorp.	524,510	10,731,475
First Financial Bankshares Inc.	45,211	1,647,489
First Horizon National Corp.	158,796	2,418,463
First Republic Bank/CA	102,552	7,907,785
Fulton Financial Corp.	118,443	1,719,792
Glacier Bancorp. Inc.	52,132	1,486,805
Hancock Holding Co.	54,286	1,760,495
Huntington Bancshares Inc./OH	742,934	7,325,329
IBERIABANK Corp.	28,085	1,885,065
International Bancshares Corp.	39,719	1,182,832
Investors Bancorp. Inc.	212,437	2,551,368
KeyCorp	740,649	9,013,698
M&T Bank Corp.	107,293	12,456,717
MB Financial Inc.	48,845	1,858,064
PacWest Bancorp.	82,411	3,536,256
People’s United Financial Inc.	212,822	3,366,844
PNC Financial Services Group Inc. (The)[a]	336,322	30,299,249
Popular Inc.	70,999	2,713,582
PrivateBancorp. Inc.	54,407	2,498,369
Prosperity Bancshares Inc.	47,553	2,610,184
Regions Financial Corp.	859,063	8,478,952
Signature Bank[b]	36,741	4,351,971
SunTrust Banks Inc.	343,168	15,030,758
SVB Financial Group[b]	35,615	3,936,882
Synovus Financial Corp.	84,135	2,736,912

Security	Shares	Value
TCF Financial Corp.	117,063	$1,698,584
Texas Capital Bancshares Inc.[b,c]	31,453	1,727,399
Trustmark Corp.	46,283	1,275,560
UMB Financial Corp.	29,831	1,773,453
Umpqua Holdings Corp.	150,703	2,268,080
United Bankshares Inc./WV	46,001	1,732,858
Valley National Bancorp.	174,163	1,694,606
Webster Financial Corp.	62,742	2,384,823
Western Alliance Bancorp.[b]	64,720	2,429,589
Wintrust Financial Corp.	35,364	1,965,178
Zions Bancorp.	140,379	4,354,557

		220,118,185
THRIFTS & MORTGAGE FINANCE — 2.71%
Capitol Federal Financial Inc.	86,479	1,216,759
New York Community Bancorp. Inc.	333,352	4,743,599
Washington Federal Inc.	61,931	1,652,319

		7,612,677

TOTAL COMMON STOCKS
(Cost: $290,818,938)		280,588,982

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	418,880	418,880
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	170,399	170,399

		589,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $589,279)		589,279

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $291,408,217)[g]		281,178,261
Other Assets, Less Liabilities — 0.05%		141,255

NET ASSETS — 100.00%		$281,319,516

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $294,981,091. Net unrealized depreciation was $13,802,830, of which $3,989,833 represented gross unrealized appreciation on securities and $17,792,663 represented gross unrealized depreciation on securities.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

September 30, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	560,588	19,424	(243,690)	336,322	$30,299,249	$486,345	$(1,962,936)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$280,588,982	$—	$—	$280,588,982
Money market funds	589,279	—	—	589,279

Total	$281,178,261	$—	$—	$281,178,261

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.77%

DIVERSIFIED TELECOMMUNICATION SERVICES — 68.96%
AT&T Inc.	1,119,308	$45,455,098
ATN International Inc.	325,016	21,139,041
CenturyLink Inc.	1,130,903	31,020,669
Cincinnati Bell Inc.[a,b]	5,312,572	21,675,294
Consolidated Communications Holdings Inc.	941,406	23,761,087
Frontier Communications Corp.[b]	5,941,058	24,714,801
General Communication Inc. Class Aa,b	1,439,605	19,794,569
Globalstar Inc.[a,b]	13,962,649	16,894,805
Iridium Communications Inc.[a,b]	2,894,946	23,478,012
Level 3 Communications Inc.[a]	635,800	29,488,404
SBA Communications Corp. Class Aa	269,377	30,213,324
Verizon Communications Inc.	843,660	43,853,447
Vonage Holdings Corp.[a]	3,904,589	25,809,333
Windstream Holdings Inc.[b]	2,413,072	24,251,374

		381,549,258
WIRELESS TELECOMMUNICATION SERVICES — 30.81%
Leap Wireless International Inc.[c]	692,354	2,198,224
NII Holdings Inc.[a,b,d]	6,150,574	20,481,411
Shenandoah Telecommunications Co.	901,607	24,532,727
Spok Holdings Inc.[d]	1,150,307	20,498,471
Sprint Corp.[a,b]	4,090,351	27,119,027
T-Mobile U.S. Inc.[a,b]	674,752	31,524,414
Telephone & Data Systems Inc.	898,769	24,428,541
U.S. Cellular Corp.[a,b]	541,979	19,695,517

		170,478,332

TOTAL COMMON STOCKS
(Cost: $606,059,826)		552,027,590

Security	Shares	Value
SHORT-TERM INVESTMENTS — 9.58%

MONEY MARKET FUNDS — 9.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	52,066,986	$52,066,986
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	930,560	930,560

		52,997,546

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,997,546)		52,997,546

TOTAL INVESTMENTS IN SECURITIES — 109.35%
(Cost: $659,057,372)[h]		605,025,136
Other Assets, Less Liabilities — (9.35)%		(51,746,586)

NET ASSETS — 100.00%		$553,278,550

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Illiquid security.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $671,548,278. Net unrealized depreciation was $66,523,142, of which $14,683,672 represented gross unrealized appreciation on securities and $81,206,814 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
NII Holdings Inc.	2,945,663	7,775,023	(4,570,112)	6,150,574	$20,481,411	$—	$(3,297,275)
Spok Holdings Inc.	757,413	1,329,938	(937,044)	1,150,307	20,498,471	234,572	(8,407)

					$40,979,882	$234,572	$(3,305,682)

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

September 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$549,829,366	$—	$2,198,224	$552,027,590
Money market funds	52,997,546	—	—	52,997,546

Total	$602,826,912	$—	$2,198,224	$605,025,136

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments, at cost:
Unaffiliated	$859,951,614	$99,833,846	$662,439,782
Affiliated (Note 2)	29,629,958	1,167,317	37,768,179

Total cost of investments	$889,581,572	$101,001,163	$700,207,961

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$884,225,200	$97,315,477	$595,088,527
Affiliated (Note 2)	29,629,958	1,167,317	37,768,179

Total fair value of investments	913,855,158	98,482,794	632,856,706
Cash	26,962	—	—
Receivables:
Dividends and interest	21,730	14,993	206,399

Total Assets	913,903,850	98,497,787	633,063,105

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	29,178,973	1,041,346	37,271,892
Capital shares redeemed	—	—	50,779
Investment advisory fees (Note 2)	318,270	34,575	221,261

Total Liabilities	29,497,243	1,075,921	37,543,932

NET ASSETS	$884,406,607	$97,421,866	$595,519,173

Net assets consist of:
Paid-in capital	$879,557,668	$174,051,358	$676,207,847
Undistributed (distributions in excess of) net investment income	(82,725)	280,877	123,320
Accumulated net realized loss	(19,341,922)	(74,392,000)	(13,460,739)
Net unrealized appreciation (depreciation)	24,273,586	(2,518,369)	(67,351,255)

NET ASSETS	$884,406,607	$97,421,866	$595,519,173

Shares outstanding[b]	6,850,000	2,350,000	4,800,000

Net asset value per share	$129.11	$41.46	$124.07

[a]	Securities on loan with values of $28,525,446, $971,593 and $36,420,464, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,389,983,557	$81,640,960	$1,250,751,469
Affiliated (Note 2)	76,311,586	168,017	50,705,861

Total cost of investments	$1,466,295,143	$81,808,977	$1,301,457,330

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,252,643,936	$89,824,143	$1,422,087,462
Affiliated (Note 2)	76,311,586	168,017	50,705,861

Total fair value of investments	1,328,955,522	89,992,160	1,472,793,323
Cash	—	1,646	—
Receivables:
Dividends and interest	716,411	116,773	1,875,273

Total Assets	1,329,671,933	90,110,579	1,474,668,596

LIABILITIES
Payables:
Investment securities purchased	—	144,573	—
Collateral for securities on loan (Note 1)	75,596,605	—	49,349,631
Capital shares redeemed	15,779	—	14,477
Investment advisory fees (Note 2)	488,079	33,116	512,744

Total Liabilities	76,100,463	177,689	49,876,852

NET ASSETS	$1,253,571,470	$89,932,890	$1,424,791,744

Net assets consist of:
Paid-in capital	$1,585,325,621	$95,753,801	$1,220,354,103
Undistributed (distributions in excess of) net investment income	(56,202)	49,045	1,356,899
Undistributed net realized gain (accumulated net realized loss)	(194,358,328)	(14,053,139)	31,744,749
Net unrealized appreciation (depreciation)	(137,339,621)	8,183,183	171,335,993

NET ASSETS	$1,253,571,470	$89,932,890	$1,424,791,744

Shares outstanding[b]	45,500,000	1,700,000	9,800,000

Net asset value per share	$27.55	$52.90	$145.39

[a]	Securities on loan with values of $73,759,789, $ — and $48,231,266, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

ASSETS
Investments, at cost:
Unaffiliated	$462,166,596	$341,502,294	$649,701,140
Affiliated (Note 2)	5,663,715	29,521,313	94,354,078

Total cost of investments	$467,830,311	$371,023,607	$744,055,218

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$350,438,414	$219,160,418	$590,192,903
Affiliated (Note 2)	5,663,715	29,521,313	94,354,078

Total fair value of investments	356,102,129	248,681,731	684,546,981
Cash	2,200	—	—
Receivables:
Dividends and interest	10,076	358,786	409,100

Total Assets	356,114,405	249,040,517	684,956,081

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	5,437,291	29,409,488	94,061,958
Capital shares redeemed	—	3,514	5,976
Investment advisory fees (Note 2)	122,847	78,866	221,057

Total Liabilities	5,560,138	29,491,868	94,288,991

NET ASSETS	$350,554,267	$219,548,649	$590,667,090

Net assets consist of:
Paid-in capital	$559,904,649	$513,872,441	$695,680,774
Distributions in excess of net investment income	(27,613)	(16,527)	(150,897)
Accumulated net realized loss	(97,594,587)	(171,965,389)	(45,354,550)
Net unrealized depreciation	(111,728,182)	(122,341,876)	(59,508,237)

NET ASSETS	$350,554,267	$219,548,649	$590,667,090

Shares outstanding[b]	5,700,000	5,550,000	3,950,000

Net asset value per share	$61.50	$39.56	$149.54

[a]	Securities on loan with values of $5,289,068, $28,388,565 and $90,102,588, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,193,654,407	$259,116,754	$551,867,828
Affiliated (Note 2)	404,716,139	32,291,463	107,189,544

Total cost of investments	$5,598,370,546	$291,408,217	$659,057,372

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,900,531,943	$250,289,733	$511,047,708
Affiliated (Note 2)	404,716,139	30,888,528	93,977,428

Total fair value of investments	5,305,248,082	281,178,261	605,025,136
Cash	3,553,508	—	—
Receivables:
Due from custodian (Note 4)	144,687	—	—
Dividends and interest	24,898,659	680,191	530,322
Capital shares sold	3,348,518	—	—

Total Assets	5,337,193,454	281,858,452	605,555,458

LIABILITIES
Payables:
Investment securities purchased	144,687	—	—
Collateral for securities on loan (Note 1)	399,007,530	418,880	52,066,986
Capital shares redeemed	6,530,505	15,364	10,032
Investment advisory fees (Note 2)	1,783,419	104,692	199,890

Total Liabilities	407,466,141	538,936	52,276,908

NET ASSETS	$4,929,727,313	$281,319,516	$553,278,550

Net assets consist of:
Paid-in capital	$5,102,601,679	$352,318,217	$787,598,001
Undistributed (distributions in excess of) net investment income	(29,090,160)	410,276	439,743
Undistributed net realized gain (accumulated net realized loss)	149,338,258	(61,179,021)	(180,726,958)
Net unrealized depreciation	(293,122,464)	(10,229,956)	(54,032,236)

NET ASSETS	$4,929,727,313	$281,319,516	$553,278,550

Shares outstanding[b]	61,150,000	8,000,000	17,150,000

Net asset value per share	$80.62	$35.16	$32.26

[a]	Securities on loan with values of $389,577,536, $410,025 and $48,565,939, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$5,667,048	$881,691	$2,190,950
Dividends — affiliated (Note 2)	1,112	118	1,080
Securities lending income — affiliated — net (Note 2)	332,538	13,758	258,869

Total investment income	6,000,698	895,567	2,450,899

EXPENSES
Investment advisory fees (Note 2)	1,713,622	211,152	1,520,675

Total expenses	1,713,622	211,152	1,520,675

Net investment income	4,287,076	684,415	930,224

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,372,465)	(1,011,666)	(8,143,134)
In-kind redemptions — unaffiliated	31,515,550	(1,547,482)	16,090,617

Net realized gain (loss)	26,143,085	(2,559,148)	7,947,483

Net change in unrealized appreciation/depreciation	42,456,385	10,769,942	2,582,383

Net realized and unrealized gain	68,599,470	8,210,794	10,529,866

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,886,546	$8,895,209	$11,460,090

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$5,543,586	$1,014,240	$5,849,227
Dividends — affiliated (Note 2)	1,426	112	1,698
Securities lending income — affiliated — net (Note 2)	275,699	108	128,713

Total investment income	5,820,711	1,014,460	5,979,638

EXPENSES
Investment advisory fees (Note 2)	3,184,383	212,562	2,667,252

Total expenses	3,184,383	212,562	2,667,252

Net investment income	2,636,328	801,898	3,312,386

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(37,155,865)	(884,890)	(3,979,347)
In-kind redemptions — unaffiliated	46,865,354	2,973,718	58,143,325

Net realized gain	9,709,489	2,088,828	54,163,978

Net change in unrealized appreciation/depreciation	19,773,371	3,496,482	137,647,053

Net realized and unrealized gain	29,482,860	5,585,310	191,811,031

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,119,188	$6,387,208	$195,123,417

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,935,870	$1,553,202	$3,481,503
Dividends — affiliated (Note 2)	354	351	764
Securities lending income — affiliated — net (Note 2)	31,994	69,204	377,411

Total investment income	2,968,218	1,622,757	3,859,678

EXPENSES
Investment advisory fees (Note 2)	841,158	512,251	1,405,591

Total expenses	841,158	512,251	1,405,591

Net investment income	2,127,060	1,110,506	2,454,087

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,880,546)	(25,906,598)	(32,784,253)
In-kind redemptions — unaffiliated	13,368,220	2,333,923	24,093,160

Net realized gain (loss)	3,487,674	(23,572,675)	(8,691,093)

Net change in unrealized appreciation/depreciation	54,471,562	46,737,785	66,425,133

Net realized and unrealized gain	57,959,236	23,165,110	57,734,040

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,086,296	$24,275,616	$60,188,127

[a]	Net of foreign withholding tax of $ —, $14,650 and $ —, respectively.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$64,131,657	$3,836,765	$7,692,319
Dividends — affiliated (Note 2)	8,031	486,870	235,680
Securities lending income — affiliated — net (Note 2)	520,441	11,536	1,076,607

Total investment income	64,660,129	4,335,171	9,004,606

EXPENSES
Investment advisory fees (Note 2)	10,453,673	784,006	1,466,289

Total expenses	10,453,673	784,006	1,466,289

Net investment income	54,206,456	3,551,165	7,538,317

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(127,556,660)	(1,448,639)	2,561,726
Investments — affiliated (Note 2)	—	(225,515)	(1,021,670)
In-kind redemptions — unaffiliated	308,198,505	(10,650,984)	57,742,425
In-kind redemptions — affiliated (Note 2)	—	(1,737,421)	(2,284,012)
Realized gain distributions from affiliated funds	11	—	—

Net realized gain (loss)	180,641,856	(14,062,559)	56,998,469

Net change in unrealized appreciation/depreciation	(13,553,561)	42,972,624	(23,993,097)

Net realized and unrealized gain	167,088,295	28,910,065	33,005,372

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,294,751	$32,461,230	$40,543,689

[a]	Net of foreign withholding tax of $ —, $2,769 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Aerospace & Defense ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,287,076	$5,231,534	$5,345,156
Net realized gain	26,143,085	26,664,679	47,651,057
Net change in unrealized appreciation/depreciation	42,456,385	(51,925,634)	(15,134,285)

Net increase (decrease) in net assets resulting from operations	72,886,546	(20,029,421)	37,861,928

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,369,801)	(5,285,595)	(6,856,073)

Total distributions to shareholders	(4,369,801)	(5,285,595)	(6,856,073)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	385,075,952	388,717,718	343,869,449
Cost of shares redeemed	(206,315,443)	(272,975,224)	(213,733,543)

Net increase in net assets from capital share transactions	178,760,509	115,742,494	130,135,906

INCREASE IN NET ASSETS	247,277,254	90,427,478	161,141,761

NET ASSETS
Beginning of period	637,129,353	546,701,875	385,560,114

End of period	$884,406,607	$637,129,353	$546,701,875

Distributions in excess of net investment income included in net assets at end of period	$(82,725)	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	3,050,000	3,400,000	2,950,000
Shares redeemed	(1,650,000)	(2,500,000)	(1,950,000)

Net increase in shares outstanding	1,400,000	900,000	1,000,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$684,415	$3,863,385	$2,716,332
Net realized gain (loss)	(2,559,148)	(4,222,132)	12,951,536
Net change in unrealized appreciation/depreciation	10,769,942	(39,100,708)	15,358,335

Net increase (decrease) in net assets resulting from operations	8,895,209	(39,459,455)	31,026,203

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(679,051)	(3,991,778)	(2,734,450)

Total distributions to shareholders	(679,051)	(3,991,778)	(2,734,450)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,089,901	73,117,814	140,196,867
Cost of shares redeemed	(33,196,978)	(214,575,400)	(97,829,729)

Net increase (decrease) in net assets from capital share transactions	(23,107,077)	(141,457,586)	42,367,138

INCREASE (DECREASE) IN NET ASSETS	(14,890,919)	(184,908,819)	70,658,891

NET ASSETS
Beginning of period	112,312,785	297,221,604	226,562,713

End of period	$97,421,866	$112,312,785	$297,221,604

Undistributed net investment income included in net assets at end of period	$280,877	$275,513	$—

SHARES ISSUED AND REDEEMED
Shares sold	250,000	1,700,000	3,450,000
Shares redeemed	(900,000)	(5,700,000)	(2,500,000)

Net increase (decrease) in shares outstanding	(650,000)	(4,000,000)	950,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare Providers ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$930,224	$1,539,010	$1,104,018
Net realized gain	7,947,483	151,281,858	74,221,092
Net change in unrealized appreciation/depreciation	2,582,383	(218,568,100)	90,493,315

Net increase (decrease) in net assets resulting from operations	11,460,090	(65,747,232)	165,818,425

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(806,904)	(1,650,108)	(1,120,709)

Total distributions to shareholders	(806,904)	(1,650,108)	(1,120,709)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	225,888,481	801,004,472	454,450,875
Cost of shares redeemed	(318,011,362)	(879,610,265)	(222,875,640)

Net increase (decrease) in net assets from capital share transactions	(92,122,881)	(78,605,793)	231,575,235

INCREASE (DECREASE) IN NET ASSETS	(81,469,695)	(146,003,133)	396,272,951

NET ASSETS
Beginning of period	676,988,868	822,992,001	426,719,050

End of period	$595,519,173	$676,988,868	$822,992,001

Undistributed net investment income included in net assets at end of period	$123,320	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	6,200,000	3,900,000
Shares redeemed	(2,550,000)	(7,050,000)	(2,000,000)

Net increase (decrease) in shares outstanding	(750,000)	(850,000)	1,900,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Home Construction ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,636,328	$7,038,955	$6,371,678
Net realized gain	9,709,489	82,330,353	134,676,263
Net change in unrealized appreciation/depreciation	19,773,371	(54,036,866)	(11,818,843)

Net increase in net assets resulting from operations	32,119,188	35,332,442	129,229,098

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,692,530)	(7,346,056)	(6,271,832)

Total distributions to shareholders	(2,692,530)	(7,346,056)	(6,271,832)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	771,108,581	1,740,645,715	2,644,194,999
Cost of shares redeemed	(1,023,297,188)	(2,303,753,307)	(2,305,735,334)

Net increase (decrease) in net assets from capital share transactions	(252,188,607)	(563,107,592)	338,459,665

INCREASE (DECREASE) IN NET ASSETS	(222,761,949)	(535,121,206)	461,416,931

NET ASSETS
Beginning of period	1,476,333,419	2,011,454,625	1,550,037,694

End of period	$1,253,571,470	$1,476,333,419	$2,011,454,625

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(56,202)	$—	$210,400

SHARES ISSUED AND REDEEMED
Shares sold	28,000,000	63,900,000	104,750,000
Shares redeemed	(37,000,000)	(87,050,000)	(93,450,000)

Net increase (decrease) in shares outstanding	(9,000,000)	(23,150,000)	11,300,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Insurance ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$801,898	$2,127,155	$2,061,667
Net realized gain	2,088,828	13,866,958	17,880,428
Net change in unrealized appreciation/depreciation	3,496,482	(15,004,457)	(10,002,636)

Net increase in net assets resulting from operations	6,387,208	989,656	9,939,459

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(814,209)	(2,116,844)	(2,060,135)

Total distributions to shareholders	(814,209)	(2,116,844)	(2,060,135)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	31,420,134	11,911,267
Cost of shares redeemed	(15,462,621)	(50,616,634)	(52,317,438)

Net decrease in net assets from capital share transactions	(15,462,621)	(19,196,500)	(40,406,171)

DECREASE IN NET ASSETS	(9,889,622)	(20,323,688)	(32,526,847)

NET ASSETS
Beginning of period	99,822,512	120,146,200	152,673,047

End of period	$89,932,890	$99,822,512	$120,146,200

Undistributed net investment income included in net assets at end of period	$49,045	$61,356	$51,045

SHARES ISSUED AND REDEEMED
Shares sold	—	600,000	250,000
Shares redeemed	(300,000)	(1,050,000)	(1,100,000)

Net decrease in shares outstanding	(300,000)	(450,000)	(850,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Medical Devices ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,312,386	$4,254,907	$5,085,685
Net realized gain	54,163,978	61,731,027	141,626,227
Net change in unrealized appreciation/depreciation	137,647,053	(21,037,111)	11,160,513

Net increase in net assets resulting from operations	195,123,417	44,948,823	157,872,425

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,877,290)	(9,457,464)	(5,290,800)

Total distributions to shareholders	(2,877,290)	(9,457,464)	(5,290,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	620,846,349	471,182,459	446,141,726
Cost of shares redeemed	(245,638,189)	(414,860,411)	(541,453,983)

Net increase (decrease) in net assets from capital share transactions	375,208,160	56,322,048	(95,312,257)

INCREASE IN NET ASSETS	567,454,287	91,813,407	57,269,368

NET ASSETS
Beginning of period	857,337,457	765,524,050	708,254,682

End of period	$1,424,791,744	$857,337,457	$765,524,050

Undistributed net investment income included in net assets at end of period	$1,356,899	$921,803	$775,177

SHARES ISSUED AND REDEEMED
Shares sold	4,550,000	3,950,000	4,000,000
Shares redeemed	(1,750,000)	(3,500,000)	(4,900,000)

Net increase (decrease) in shares outstanding	2,800,000	450,000	(900,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil & Gas Exploration & Production ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,127,060	$6,559,258	$6,223,224
Net realized gain (loss)	3,487,674	(69,551,887)	16,763,406
Net change in unrealized appreciation/depreciation	54,471,562	(112,548,351)	(89,928,140)

Net increase (decrease) in net assets resulting from operations	60,086,296	(175,540,980)	(66,941,510)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,154,673)	(6,780,931)	(6,133,730)

Total distributions to shareholders	(2,154,673)	(6,780,931)	(6,133,730)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,216,266	281,688,918	329,063,853
Cost of shares redeemed	(133,541,086)	(273,781,344)	(196,102,400)

Net increase (decrease) in net assets from capital share transactions	(76,324,820)	7,907,574	132,961,453

INCREASE (DECREASE) IN NET ASSETS	(18,393,197)	(174,414,337)	59,886,213

NET ASSETS
Beginning of period	368,947,464	543,361,801	483,475,588

End of period	$350,554,267	$368,947,464	$543,361,801

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(27,613)	$—	$89,494

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	4,700,000	4,000,000
Shares redeemed	(2,400,000)	(4,500,000)	(2,450,000)

Net increase (decrease) in shares outstanding	(1,400,000)	200,000	1,550,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil Equipment & Services ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,110,506	$4,954,846	$7,207,758
Net realized gain (loss)	(23,572,675)	(37,519,561)	4,464,333
Net change in unrealized appreciation/depreciation	46,737,785	(94,658,146)	(137,149,486)

Net increase (decrease) in net assets resulting from operations	24,275,616	(127,222,861)	(125,477,395)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,127,033)	(5,049,972)	(7,180,947)

Total distributions to shareholders	(1,127,033)	(5,049,972)	(7,180,947)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,448,790	57,654,694	146,244,209
Cost of shares redeemed	(42,986,624)	(81,424,376)	(202,974,221)

Net decrease in net assets from capital share transactions	(37,537,834)	(23,769,682)	(56,730,012)

DECREASE IN NET ASSETS	(14,389,251)	(156,042,515)	(189,388,354)

NET ASSETS
Beginning of period	233,937,900	389,980,415	579,368,769

End of period	$219,548,649	$233,937,900	$389,980,415

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(16,527)	$—	$26,811

SHARES ISSUED AND REDEEMED
Shares sold	150,000	1,450,000	2,550,000
Shares redeemed	(1,150,000)	(2,100,000)	(3,550,000)

Net decrease in shares outstanding	(1,000,000)	(650,000)	(1,000,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Pharmaceuticals ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,454,087	$9,219,699	$8,637,169
Net realized gain (loss)	(8,691,093)	104,484,762	183,385,642
Net change in unrealized appreciation/depreciation	66,425,133	(292,655,656)	28,961,795

Net increase (decrease) in net assets resulting from operations	60,188,127	(178,951,195)	220,984,606

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,714,843)	(9,007,065)	(8,914,234)
From net realized gain	—	(8,881,964)	(970,287)

Total distributions to shareholders	(2,714,843)	(17,889,029)	(9,884,521)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	63,693,401	384,855,268	720,640,703
Cost of shares redeemed	(167,688,654)	(718,776,841)	(429,759,297)

Net increase (decrease) in net assets from capital share transactions	(103,995,253)	(333,921,573)	290,881,406

INCREASE (DECREASE) IN NET ASSETS	(46,521,969)	(530,761,797)	501,981,491

NET ASSETS
Beginning of period	637,189,059	1,167,950,856	665,969,365

End of period	$590,667,090	$637,189,059	$1,167,950,856

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(150,897)	$109,859	$(126,585)

SHARES ISSUED AND REDEEMED
Shares sold	450,000	2,400,000	4,600,000
Shares redeemed	(1,150,000)	(4,700,000)	(2,800,000)

Net increase (decrease) in shares outstanding	(700,000)	(2,300,000)	1,800,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Real Estate ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$54,206,456	$109,014,079	$137,033,417
Net realized gain	180,641,856	427,424	777,665,156
Net change in unrealized appreciation/depreciation	(13,553,561)	186,505,072	(310,943,554)

Net increase in net assets resulting from operations	221,294,751	295,946,575	603,755,019

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(83,296,616)	(150,743,219)	(177,990,317)
From net realized gain	—	(34,165,146)	(10,391,973)

Total distributions to shareholders	(83,296,616)	(184,908,365)	(188,382,290)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,731,614,894	17,077,452,277	25,380,070,070
Cost of shares redeemed	(8,406,265,400)	(17,659,606,099)	(25,405,340,051)

Net increase (decrease) in net assets from capital share transactions	325,349,494	(582,153,822)	(25,269,981)

INCREASE (DECREASE) IN NET ASSETS	463,347,629	(471,115,612)	390,102,748

NET ASSETS
Beginning of period	4,466,379,684	4,937,495,296	4,547,392,548

End of period	$4,929,727,313	$4,466,379,684	$4,937,495,296

Distributions in excess of net investment income included in net assets at end of period	$(29,090,160)	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	108,800,000	231,600,000	338,000,000
Shares redeemed	(105,000,000)	(239,700,000)	(337,750,000)

Net increase (decrease) in shares outstanding	3,800,000	(8,100,000)	250,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Regional Banks ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,551,165	$9,454,492	$9,571,407
Net realized gain (loss)	(14,062,559)	16,158,972	40,815,029
Net change in unrealized appreciation/depreciation	42,972,624	(78,116,929)	(8,024,532)

Net increase (decrease) in net assets resulting from operations	32,461,230	(52,503,465)	42,361,904

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,763,083)	(10,060,282)	(9,315,181)

Total distributions to shareholders	(3,763,083)	(10,060,282)	(9,315,181)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,927,918	394,659,474	337,015,422
Cost of shares redeemed	(169,425,322)	(465,966,618)	(284,987,697)

Net increase (decrease) in net assets from capital share transactions	(157,497,404)	(71,307,144)	52,027,725

INCREASE (DECREASE) IN NET ASSETS	(128,799,257)	(133,870,891)	85,074,448

NET ASSETS
Beginning of period	410,118,773	543,989,664	458,915,216

End of period	$281,319,516	$410,118,773	$543,989,664

Undistributed net investment income included in net assets at end of period	$410,276	$622,194	$1,227,984

SHARES ISSUED AND REDEEMED
Shares sold	350,000	11,100,000	10,150,000
Shares redeemed	(5,250,000)	(13,800,000)	(8,450,000)

Net increase (decrease) in shares outstanding	(4,900,000)	(2,700,000)	1,700,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Telecommunications ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,538,317	$7,739,265	$12,450,400
Net realized gain	56,998,469	16,582,648	7,234,883
Net change in unrealized appreciation/depreciation	(23,993,097)	(35,558,195)	13,821,071

Net increase (decrease) in net assets resulting from operations	40,543,689	(11,236,282)	33,506,354

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,098,574)	(10,401,869)	(12,667,567)

Total distributions to shareholders	(7,098,574)	(10,401,869)	(12,667,567)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	559,125,543	564,454,280	458,134,593
Cost of shares redeemed	(599,674,003)	(695,814,649)	(364,031,939)

Net increase (decrease) in net assets from capital share transactions	(40,548,460)	(131,360,369)	94,102,654

INCREASE (DECREASE) IN NET ASSETS	(7,103,345)	(152,998,520)	114,941,441

NET ASSETS
Beginning of period	560,381,895	713,380,415	598,438,974

End of period	$553,278,550	$560,381,895	$713,380,415

Undistributed net investment income included in net assets at end of period	$439,743	$—	$6,485

SHARES ISSUED AND REDEEMED
Shares sold	17,350,000	19,250,000	15,050,000
Shares redeemed	(18,450,000)	(24,200,000)	(12,250,000)

Net increase (decrease) in shares outstanding	(1,100,000)	(4,950,000)	2,800,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$116.90	$120.15	$108.61	$75.74	$66.92	$64.81	$58.96

Income from investment operations:
Net investment income[b]	0.70	1.05	1.46	1.04	1.38	0.68	0.54
Net realized and unrealized gain (loss)[c]	12.18	(3.26)	11.76	33.00	8.89	2.14	5.90

Total from investment operations	12.88	(2.21)	13.22	34.04	10.27	2.82	6.44

Less distributions from:
Net investment income	(0.67)	(1.04)	(1.68)	(1.17)	(1.45)	(0.71)	(0.59)

Total distributions	(0.67)	(1.04)	(1.68)	(1.17)	(1.45)	(0.71)	(0.59)

Net asset value, end of period	$129.11	$116.90	$120.15	$108.61	$75.74	$66.92	$64.81

Total return	11.03%[d]	(1.84)%[d]	12.28%	45.17%	15.63%	4.45%	11.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$884,407	$637,129	$546,702	$385,560	$83,316	$107,074	$145,828
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.44%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.11%	0.99%	1.29%	1.04%	2.07%	1.09%	0.97%
Portfolio turnover rate[f]	4%	17%	15%	15%	26%	16%	10%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$37.44	$42.46	$37.45	$27.62	$23.57	$29.91	$29.32

Income from investment operations:
Net investment income[b]	0.28	0.58	0.46	0.46	0.48	0.23	0.40
Net realized and unrealized gain (loss)[c]	4.03	(4.89)	5.02	9.83	4.25	(6.26)	0.66

Total from investment operations	4.31	(4.31)	5.48	10.29	4.73	(6.03)	1.06

Less distributions from:
Net investment income	(0.29)	(0.71)	(0.47)	(0.46)	(0.53)	(0.23)	(0.43)
Return of capital	—	—	—	—	(0.15)	(0.08)	(0.04)

Total distributions	(0.29)	(0.71)	(0.47)	(0.46)	(0.68)	(0.31)	(0.47)

Net asset value, end of period	$41.46	$37.44	$42.46	$37.45	$27.62	$23.57	$29.91

Total return	11.56%[d]	(10.23)%[d]	14.68%	37.35%	20.66%	(20.14)%	3.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$97,422	$112,313	$297,222	$226,563	$92,518	$54,220	$128,593
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.44%	1.53%	1.14%	1.32%	1.99%	0.96%	1.43%
Portfolio turnover rate[f]	5%	26%	19%	36%	39%	20%	32%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$121.98	$128.59	$94.83	$78.64	$64.11	$65.20	$50.10

Income from investment operations:
Net investment income[b]	0.17	0.24	0.21	0.18	0.50	0.20	0.01
Net realized and unrealized gain (loss)[c]	2.08	(6.58)	33.76	16.23	14.56	(1.08)	15.19

Total from investment operations	2.25	(6.34)	33.97	16.41	15.06	(0.88)	15.20

Less distributions from:
Net investment income	(0.16)	(0.27)	(0.21)	(0.22)	(0.53)	(0.21)	(0.10)

Total distributions	(0.16)	(0.27)	(0.21)	(0.22)	(0.53)	(0.21)	(0.10)

Net asset value, end of period	$124.07	$121.98	$128.59	$94.83	$78.64	$64.11	$65.20

Total return	1.84%[d]	(4.94)%[d]	35.85%	20.89%	23.60%	(1.35)%	30.41%

Ratios/Supplemental data:
Net assets, end of period (000s)	$595,519	$676,989	$822,992	$426,719	$275,227	$285,293	$260,817
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.27%	0.20%	0.18%	0.20%	0.73%	0.33%	0.03%
Portfolio turnover rate[f]	3%	16%	12%	14%	18%	23%	13%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$27.09	$25.90	$23.36	$24.25	$15.47	$13.52	$15.20

Income from investment operations:
Net investment income[b]	0.05	0.10	0.09	0.04	0.12	0.09	0.09
Net realized and unrealized gain (loss)[c]	0.46	1.19	2.54	(0.89)	8.78	1.95	(1.69)

Total from investment operations	0.51	1.29	2.63	(0.85)	8.90	2.04	(1.60)

Less distributions from:
Net investment income	(0.05)	(0.10)	(0.09)	(0.04)	(0.12)	(0.09)	(0.08)

Total distributions	(0.05)	(0.10)	(0.09)	(0.04)	(0.12)	(0.09)	(0.08)

Net asset value, end of period	$27.55	$27.09	$25.90	$23.36	$24.25	$15.47	$13.52

Total return	1.90%[d]	5.00%[d]	11.28%	(3.49)%	57.69%	15.34%	(10.49)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,253,571	$1,476,333	$2,011,455	$1,550,038	$2,319,798	$679,965	$501,567
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.37%	0.39%	0.38%	0.17%	0.57%	0.74%	0.69%
Portfolio turnover rate[f]	6%	14%	13%	23%	17%	10%	22%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$49.91	$49.04	$46.26	$38.98	$32.02	$33.54	$30.51

Income from investment operations:
Net investment income[b]	0.43	0.87	0.75	0.64	0.61	0.52	0.51
Net realized and unrealized gain (loss)[c]	3.01	0.90	2.79	7.28	6.96	(1.52)	3.09

Total from investment operations	3.44	1.77	3.54	7.92	7.57	(1.00)	3.60

Less distributions from:
Net investment income	(0.45)	(0.90)	(0.76)	(0.64)	(0.61)	(0.52)	(0.57)

Total distributions	(0.45)	(0.90)	(0.76)	(0.64)	(0.61)	(0.52)	(0.57)

Net asset value, end of period	$52.90	$49.91	$49.04	$46.26	$38.98	$32.02	$33.54

Total return	6.93%[d]	3.60%[d]	7.67%	20.39%	23.96%	(2.78)%	11.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,933	$99,823	$120,146	$152,673	$109,158	$70,438	$85,520
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.68%	1.89%	1.57%	1.45%	1.82%	1.77%	1.68%
Portfolio turnover rate[f]	6%	10%	12%	6%	18%	11%	15%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$122.48	$116.87	$95.07	$75.70	$67.13	$68.61	$59.90

Income from investment operations:
Net investment income[b]	0.38	0.67	0.73	0.52	0.34	0.18	0.09
Net realized and unrealized gain (loss)[c]	22.84	6.47	21.79	19.25	8.63	(1.48)	8.66

Total from investment operations	23.22	7.14	22.52	19.77	8.97	(1.30)	8.75

Less distributions from:
Net investment income	(0.31)	(1.53)	(0.72)	(0.40)	(0.40)	(0.18)	(0.04)

Total distributions	(0.31)	(1.53)	(0.72)	(0.40)	(0.40)	(0.18)	(0.04)

Net asset value, end of period	$145.39	$122.48	$116.87	$95.07	$75.70	$67.13	$68.61

Total return	18.97%[d]	6.13%[d]	23.75%	26.15%	13.43%	(1.86)%	14.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,424,792	$857,337	$765,524	$708,255	$336,845	$332,287	$493,959
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.55%	0.61%	0.67%	0.59%	0.50%	0.29%	0.15%
Portfolio turnover rate[f]	13%	17%	19%	44%	9%	20%	33%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$51.96	$78.75	$90.37	$70.90	$64.57	$74.76	$56.64

Income from investment operations:
Net investment income[b]	0.32	0.96	1.00	0.78	0.56	0.31	0.28
Net realized and unrealized gain (loss)[c]	9.55	(26.76)	(11.65)	19.46	6.33	(10.17)	18.13

Total from investment operations	9.87	(25.80)	(10.65)	20.24	6.89	(9.86)	18.41

Less distributions from:
Net investment income	(0.33)	(0.99)	(0.97)	(0.77)	(0.56)	(0.33)	(0.29)

Total distributions	(0.33)	(0.99)	(0.97)	(0.77)	(0.56)	(0.33)	(0.29)

Net asset value, end of period	$61.50	$51.96	$78.75	$90.37	$70.90	$64.57	$74.76

Total return	19.03%[d]	(32.89)%[d]	(11.80)%	28.72%	10.76%	(13.17)%	32.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$350,554	$368,947	$543,362	$483,476	$319,062	$377,714	$590,617
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	1.12%	1.74%	1.21%	0.98%	0.87%	0.48%	0.47%
Portfolio turnover rate[f]	4%	18%	7%	32%	13%	13%	21%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$35.72	$54.16	$70.65	$56.48	$53.56	$67.03	$47.17

Income from investment operations:
Net investment income[b]	0.18	0.71	0.93	0.55	0.32	0.19	0.22
Net realized and unrealized gain (loss)[c]	3.85	(18.42)	(16.48)	14.20	2.95	(13.47)	19.89

Total from investment operations	4.03	(17.71)	(15.55)	14.75	3.27	(13.28)	20.11

Less distributions from:
Net investment income	(0.19)	(0.73)	(0.94)	(0.58)	(0.35)	(0.19)	(0.25)

Total distributions	(0.19)	(0.73)	(0.94)	(0.58)	(0.35)	(0.19)	(0.25)

Net asset value, end of period	$39.56	$35.72	$54.16	$70.65	$56.48	$53.56	$67.03

Total return	11.31%[d]	(32.83)%[d]	(22.07)%	26.25%	6.16%	(19.80)%	42.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$219,549	$233,938	$389,980	$579,369	$367,121	$452,611	$713,851
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.96%	1.91%	1.52%	0.87%	0.62%	0.34%	0.43%
Portfolio turnover rate[f]	10%	18%	14%	15%	17%	13%	30%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$137.03	$168.05	$129.31	$99.11	$83.94	$71.96	$58.90

Income from investment operations:
Net investment income[b]	0.57	1.54	1.53	1.23	1.65	1.03	0.90
Net realized and unrealized gain (loss)[c]	12.59	(29.40)	39.00	30.20	15.19	11.95	13.07

Total from investment operations	13.16	(27.86)	40.53	31.43	16.84	12.98	13.97

Less distributions from:
Net investment income	(0.65)	(1.52)	(1.61)	(1.23)	(1.67)	(1.00)	(0.91)
Net realized gain	—	(1.64)	(0.18)	—	—	—	—

Total distributions	(0.65)	(3.16)	(1.79)	(1.23)	(1.67)	(1.00)	(0.91)

Net asset value, end of period	$149.54	$137.03	$168.05	$129.31	$99.11	$83.94	$71.96

Total return	9.61%[d]	(16.84)%[d]	31.58%	31.92%	20.32%	18.23%	23.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$590,667	$637,189	$1,167,951	$665,969	$465,822	$373,531	$194,288
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.78%	1.03%	1.03%	1.09%	1.86%	1.38%	1.47%
Portfolio turnover rate[f]	16%	31%	37%	31%	24%	18%	25%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$77.88	$75.44	$69.75	$73.45	$63.90	$62.15	$52.92

Income from investment operations:
Net investment income[b]	0.93	1.84	1.92	2.03	2.07	1.81	1.54
Net realized and unrealized gain (loss)[c]	3.22	3.79	6.47	(3.16)	9.93	2.15	9.68

Total from investment operations	4.15	5.63	8.39	(1.13)	12.00	3.96	11.22

Less distributions from:
Net investment income	(1.41)	(2.60)	(2.55)	(2.49)	(2.45)	(2.21)	(1.99)
Net realized gain	—	(0.59)	(0.15)	(0.08)	—	—	—

Total distributions	(1.41)	(3.19)	(2.70)	(2.57)	(2.45)	(2.21)	(1.99)

Net asset value, end of period	$80.62	$77.88	$75.44	$69.75	$73.45	$63.90	$62.15

Total return	5.34%[d]	7.77%[d]	12.14%	(1.23)%	19.35%	6.84%	21.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,929,727	$4,466,380	$4,937,495	$4,547,393	$5,769,209	$3,926,945	$3,598,770
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	2.30%	2.72%	2.55%	3.04%	3.16%	3.11%	2.83%
Portfolio turnover rate[f]	10%	13%	21%	27%	16%	14%	17%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$31.79	$34.87	$33.02	$26.81	$24.82	$24.34	$26.33

Income from investment operations:
Net investment income[b]	0.34	0.63	0.61	0.55	0.53	0.42	0.30
Net realized and unrealized gain (loss)[c]	3.40	(3.04)	1.84	6.19	1.95	0.48	(2.01)

Total from investment operations	3.74	(2.41)	2.45	6.74	2.48	0.90	(1.71)

Less distributions from:
Net investment income	(0.37)	(0.67)	(0.60)	(0.53)	(0.49)	(0.42)	(0.28)

Total distributions	(0.37)	(0.67)	(0.60)	(0.53)	(0.49)	(0.42)	(0.28)

Net asset value, end of period	$35.16	$31.79	$34.87	$33.02	$26.81	$24.82	$24.34

Total return	11.82%[d]	(7.08)%[d]	7.44%	25.24%	10.17%	4.03%	(6.42)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$281,320	$410,119	$543,990	$458,915	$349,824	$143,941	$144,820
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	2.01%	1.99%	1.80%	1.75%	2.09%	1.91%	1.27%
Portfolio turnover rate[f]	4%	11%	5%	9%	8%	7%	11%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$30.71	$30.75	$29.34	$26.77	$21.91	$24.53	$20.37

Income from investment operations:
Net investment income[b]	0.37	0.44	0.64	0.71	0.63	0.63	0.58
Net realized and unrealized gain (loss)[c]	1.55	0.12	1.43	2.66	4.89	(2.66)	4.30

Total from investment operations	1.92	0.56	2.07	3.37	5.52	(2.03)	4.88

Less distributions from:
Net investment income	(0.37)	(0.60)	(0.66)	(0.80)	(0.66)	(0.59)	(0.72)

Total distributions	(0.37)	(0.60)	(0.66)	(0.80)	(0.66)	(0.59)	(0.72)

Net asset value, end of period	$32.26	$30.71	$30.75	$29.34	$26.77	$21.91	$24.53

Total return	6.25%[d]	1.93%[d]	7.15%	12.81%	25.59%	(8.20)%	24.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$553,279	$560,382	$713,380	$598,439	$547,534	$470,032	$686,835
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[e]	2.28%	1.67%	2.14%	2.54%	2.63%	2.81%	2.65%
Portfolio turnover rate[f]	22%	24%	49%	53%	40%	25%	29%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified

iShares ETF	Diversification Classification
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate ETF	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Aerospace & Defense
Barclays Capital Inc.	$2,068,182	$2,068,182	$—
Citigroup Global Markets Inc.	2,686,841	2,686,841	—
Credit Suisse Securities (USA) LLC	624,173	624,173	—
Goldman Sachs & Co.	15,939,336	15,939,336	—
HSBC Bank PLC	17,062	17,062	—
Jefferies LLC	196,163	196,163	—
JPMorgan Securities LLC	453,232	453,232	—
Merrill Lynch, Pierce, Fenner & Smith	1,819,716	1,819,716	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,500,832	4,500,832	—
UBS Securities LLC	219,909	219,909	—

	$28,525,446	$28,525,446	$—

U.S. Broker-Dealers & Securities Exchanges
Citigroup Global Markets Inc.	$93,707	$93,707	$—
Goldman Sachs & Co.	252,416	252,416	—
JPMorgan Securities LLC	329,728	329,728	—
Merrill Lynch, Pierce, Fenner & Smith	71,224	71,224	—
Wells Fargo Securities LLC	224,518	224,518	—

	$971,593	$971,593	$—

U.S. Healthcare Providers
BNP Paribas Prime Brokerage International Ltd.	$8,428,541	$8,428,541	$—
Citigroup Global Markets Inc.	2,120,796	2,120,796	—
Deutsche Bank Securities Inc.	2,568,628	2,568,628	—
Goldman Sachs & Co.	1,893,973	1,893,973	—
Jefferies LLC	105,488	105,488	—
JPMorgan Securities LLC	6,111,867	6,111,867	—
Merrill Lynch, Pierce, Fenner & Smith	2,390,650	2,390,650	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,246,799	9,246,799	—
Scotia Capital (USA) Inc.	250,123	250,123	—
State Street Bank & Trust Company	3,046,472	3,046,472	—
Wells Fargo Securities LLC	257,127	257,127	—

	$36,420,464	$36,420,464	$—

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Home Construction
Barclays Capital Inc.	$50,089	$50,089	$—
BNP Paribas Prime Brokerage International Ltd.	5,001,655	5,001,655	—
Citigroup Global Markets Inc.	1,077,836	1,077,836	—
Credit Suisse Securities (USA) LLC	1,407,040	1,407,040	—
Deutsche Bank Securities Inc.	10,016,151	10,016,151	—
Goldman Sachs & Co.	15,475,400	15,475,400	—
HSBC Bank PLC	1,569,874	1,569,874	—
JPMorgan Securities LLC	29,558,352	29,558,352	—
Merrill Lynch, Pierce, Fenner & Smith	349,200	349,200	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,627,608	1,627,608	—
National Financial Services LLC	573,291	573,291	—
UBS AG	924,193	924,193	—
UBS Securities LLC	6,129,100	6,129,100	—

	$73,759,789	$73,759,789	$—

U.S. Medical Devices
Barclays Capital Inc.	$157,079	$157,079	$—
BNP Paribas Prime Brokerage Inc.	864,476	864,476	—
BNP Paribas Prime Brokerage International Ltd.	12,571,565	12,571,565	—
Citigroup Global Markets Inc.	349,161	349,161	—
Credit Suisse Securities (USA) LLC	430,700	430,700	—
Goldman Sachs & Co.	17,467,542	17,467,542	—
Jefferies LLC	164,080	164,080	—
JPMorgan Securities LLC	4,609,091	4,609,091	—
Merrill Lynch, Pierce, Fenner & Smith	3,526,230	3,526,230	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	178,190	178,190	—
State Street Bank & Trust Company	7,784,172	7,784,172	—
UBS Securities LLC	2,455	2,455	—
Wells Fargo Securities LLC	126,525	126,525	—

	$48,231,266	$48,231,266	$—

U.S. Oil & Gas Exploration & Production
BNP Paribas Prime Brokerage Inc.	$398,334	$398,334	$—
BNP Paribas Prime Brokerage International Ltd.	25,774	25,774	—
Citigroup Global Markets Inc.	1,544,724	1,544,724	—
Deutsche Bank Securities Inc.	18,819	18,819	—
HSBC Bank PLC	30	30	—
JPMorgan Securities LLC	1,522,301	1,522,301	—
Merrill Lynch, Pierce, Fenner & Smith	1,373,003	1,373,003	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	70,083	70,083	—
State Street Bank & Trust Company	307,710	307,710	—
UBS Securities LLC	28,290	28,290	—

	$5,289,068	$5,289,068	$—

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Oil Equipment & Services
BNP Paribas Prime Brokerage International Ltd.	$123,308	$123,308	$—
Citigroup Global Markets Inc.	3,496,819	3,496,819	—
Credit Suisse Securities (USA) LLC	1,051,947	1,051,947	—
Deutsche Bank Securities Inc.	2,823,913	2,823,913	—
Goldman Sachs & Co.	139,454	139,454	—
Jefferies LLC	26,754	26,754	—
JPMorgan Securities LLC	10,471,905	10,471,905	—
Merrill Lynch, Pierce, Fenner & Smith	3,913,575	3,913,575	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,993,814	4,993,814	—
Scotia Capital (USA) Inc.	511,224	511,224	—
UBS Securities LLC	477,814	477,814	—
Wells Fargo Securities LLC	358,038	358,038	—

	$28,388,565	$28,388,565	$—

U.S. Pharmaceuticals
Barclays Capital Inc.	$3,225,711	$3,225,711	$—
BNP Paribas Prime Brokerage Inc.	57,834	57,834	—
BNP Paribas Prime Brokerage International Ltd.	7,819,862	7,819,862	—
Citigroup Global Markets Inc.	4,292,927	4,292,927	—
Credit Suisse Securities (USA) LLC	1,776,313	1,776,313	—
Deutsche Bank Securities Inc.	35,066,513	35,066,513	—
Goldman Sachs & Co.	1,637,442	1,637,442	—
HSBC Bank PLC	261,800	261,800	—
Jefferies LLC	1,054,189	1,054,189	—
JPMorgan Securities LLC	6,012,193	6,012,193	—
Merrill Lynch, Pierce, Fenner & Smith	4,173,154	4,173,154	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,854,962	5,854,962	—
National Financial Services LLC	175,280	175,280	—
Nomura Securities International Inc.	669,203	669,203	—
RBC Capital Markets LLC	3,424,051	3,424,051	—
Scotia Capital (USA) Inc.	303,132	303,132	—
UBS AG	4,689,341	4,689,341	—
UBS Securities LLC	4,705,219	4,705,219	—
Wells Fargo Securities LLC	4,903,462	4,903,462	—

	$90,102,588	$90,102,588	$—

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Real Estate
Barclays Capital Inc.	$3,889,280	$3,889,280	$—
BNP Paribas Prime Brokerage International Ltd.	2,133,987	2,133,987	—
Citigroup Global Markets Inc.	41,496,350	41,496,350	—
Credit Suisse Securities (USA) LLC	10,509,157	10,509,157	—
Deutsche Bank Securities Inc.	5,865,392	5,865,392	—
Goldman Sachs & Co.	73,196,895	73,196,895	—
HSBC Bank PLC	2,155,870	2,155,870	—
Jefferies LLC	306,269	306,269	—
JPMorgan Securities LLC	66,466,508	66,466,508	—
Merrill Lynch, Pierce, Fenner & Smith	42,733,673	42,733,673	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	83,560,402	83,560,402	—
National Financial Services LLC	10,948,531	10,948,531	—
Scotia Capital (USA) Inc.	1,578,200	1,578,200	—
State Street Bank & Trust Company	28,042,873	28,042,873	—
UBS AG	4,333,090	4,333,090	—
UBS Securities LLC	11,282,753	11,282,753	—
Wells Fargo Securities LLC	1,078,306	1,078,306	—

	$389,577,536	$389,577,536	$—

U.S. Regional Banks
Goldman Sachs & Co.	$410,025	$410,025	$—

U.S. Telecommunications
Barclays Capital Inc.	$4,797,800	$4,797,800	$—
BNP Paribas Prime Brokerage Inc.	7,110,700	7,110,700	—
BNP Paribas Prime Brokerage International Ltd.	976,023	976,023	—
Citigroup Global Markets Inc.	913,817	913,817	—
Credit Suisse Securities (USA) LLC	2,556,418	2,556,418	—
Deutsche Bank Securities Inc.	3,956,492	3,956,492	—
Goldman Sachs & Co.	11,657,975	11,657,975	—
Jefferies LLC	224,236	224,236	—
JPMorgan Securities LLC	3,517,141	3,517,141	—
Merrill Lynch, Pierce, Fenner & Smith	1,241,844	1,241,844	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,444,534	8,444,534	—
National Financial Services LLC	253,556	253,556	—
Nomura Securities International Inc.	1,307,490	1,307,490	—
SG Americas Securities LLC	23,880	23,880	—
UBS Securities LLC	1,041,420	1,041,420	—
Wells Fargo Securities LLC	542,613	542,613	—

	$48,565,939	$48,565,939	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion, up to and including $30 billion
0.34	Over $30 billion, up to and including $40 billion
0.33	Over $40 billion, up to and including $50 billion
0.31	Over $50 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$137,737
U.S. Broker-Dealers & Securities Exchanges	6,000
U.S. Healthcare Providers	112,757
U.S. Home Construction	126,735
U.S. Insurance	49
U.S. Medical Devices	58,417

iShares ETF	Fees Paid to BTC
U.S. Oil & Gas Exploration & Production	$16,177
U.S. Oil Equipment & Services	31,629
U.S. Pharmaceuticals	170,364
U.S. Real Estate	277,012
U.S. Regional Banks	4,949
U.S. Telecommunications	422,310

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$6,655,402	$5,115,350
U.S. Broker-Dealers & Securities Exchanges	561,112	363,073
U.S. Healthcare Providers	1,785,647	4,392,616
U.S. Home Construction	7,850,129	12,251,062
U.S. Insurance	947,639	562,823
U.S. Medical Devices	16,171,993	47,285,765
U.S. Oil & Gas Exploration & Production	778,221	2,344,631
U.S. Oil Equipment & Services	6,234,816	10,779,236
U.S. Pharmaceuticals	12,373,988	19,781,313
U.S. Real Estate	387,604	1,021,849
U.S. Regional Banks	3,819,339	1,774,175
U.S. Telecommunications	7,354,485	25,646,281

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$31,046,651	$29,643,390
U.S. Broker-Dealers & Securities Exchanges	5,007,661	5,859,059
U.S. Healthcare Providers	23,403,845	25,664,694
U.S. Home Construction	90,320,061	90,247,306
U.S. Insurance	5,529,535	6,209,753
U.S. Medical Devices	155,092,351	153,970,427
U.S. Oil & Gas Exploration & Production	14,316,462	15,228,281
U.S. Oil Equipment & Services	25,447,584	23,035,106
U.S. Pharmaceuticals	99,478,642	100,589,463
U.S. Real Estate	473,465,220	471,467,077
U.S. Regional Banks	13,676,906	12,886,841
U.S. Telecommunications	155,610,899	140,383,346

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$382,770,522	$205,490,411
U.S. Broker-Dealers & Securities Exchanges	9,652,455	31,963,818
U.S. Healthcare Providers	222,762,909	312,706,478
U.S. Home Construction	770,702,007	1,022,711,632
U.S. Insurance	—	14,781,281
U.S. Medical Devices	618,458,911	245,131,270
U.S. Oil & Gas Exploration & Production	57,016,908	132,438,440
U.S. Oil Equipment & Services	5,441,868	42,643,314
U.S. Pharmaceuticals	63,158,010	165,871,134
U.S. Real Estate	8,445,896,420	8,123,684,937
U.S. Regional Banks	11,906,298	168,705,995
U.S. Telecommunications	554,592,543	596,292,671

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
U.S. Aerospace & Defense	$4,967,305	$9,600,011	$18,274,518	$1,447,425	$34,289,259
U.S. Broker-Dealers & Securities Exchanges	16,696,139	31,804,022	17,785,438	2,266,806	68,552,405
U.S. Healthcare Providers	3,411,634	—	5,250,466	—	8,662,100
U.S. Home Construction	12,048,740	24,583,851	146,896,099	7,844,464	191,373,154
U.S. Insurance	—	10,469,223	2,305,872	2,460,926	15,236,021
U.S. Medical Devices	2,549,042	—	9,121,535	6,907,841	18,578,418
U.S. Oil & Gas Exploration & Production	22,895,283	1,593,277	9,040,459	7,967,383	41,496,402
U.S. Oil Equipment & Services	45,055,455	1,460,417	57,694,132	23,866,864	128,076,868
U.S. Pharmaceuticals	12,508,700	—	—	—	12,508,700
U.S. Regional Banks	7,844,169	14,260,731	19,012,829	1,225,053	42,342,782
U.S. Telecommunications	47,050,318	37,556,483	109,926,562	30,701,158	225,234,521

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	85

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds, except for iShares U.S. Telecommunications ETF and iShares U.S. Real Estate ETF, which were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. The Board further noted that the Peer Group for iShares U.S. Telecommunications ETF contained only three comparison funds identified by Broadridge, excluding iShares funds.

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Healthcare Providers ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF and iShares U.S. Pharmaceuticals ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Healthcare Providers	$0.158582	$—	$—	$0.158582	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	93

Notes:

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-311-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Mortgage Real Estate Capped ETF | REM | NYSE Arca
➢	iShares Residential Real Estate Capped ETF | REZ | NYSE Arca

Fund Performance Overview

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

Performance as of September 30, 2016

The iShares Mortgage Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 14.77%, net of fees, while the total return for the Index was 15.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.07%	17.83%	18.61%	18.07%	17.83%	18.61%
5 Years	9.60%	9.55%	10.22%	58.16%	57.76%	62.67%
Since Inception	(4.52)%	(4.54)%	(1.20)%	(35.31)%	(35.44)%	(10.76)%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Mortgage REITs Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Mortgage Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,147.70	$2.58	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Mortgage REITs	97.84%
Diversified REITs	2.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Annaly Capital Management Inc.	18.33%
American Capital Agency Corp.	11.33
Starwood Property Trust Inc.	9.33
New Residential Investment Corp.	6.00
Blackstone Mortgage Trust Inc. Class A	4.54
MFA Financial Inc.	4.45
Chimera Investment Corp.	4.41
Two Harbors Investment Corp.	4.36
Colony Capital Inc.	4.00
Invesco Mortgage Capital Inc.	3.43

TOTAL	70.18%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

Performance as of September 30, 2016

The iShares Residential Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE NAREIT All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 0.95%, net of fees, while the total return for the Index was 1.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.10%	15.12%	15.32%	15.10%	15.12%	15.32%
5 Years	15.06%	15.07%	15.52%	101.64%	101.72%	105.72%
Since Inception	7.45%	7.41%	7.60%	96.68%	96.09%	99.30%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Residential Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Residential Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.50	$2.42	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*
Residential REITs	45.50%
Health Care REITs	36.21
Specialized REITs	18.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*
Public Storage	11.13%
Welltower Inc.	9.14
Ventas Inc.	8.51
AvalonBay Communities Inc.	8.38
Equity Residential	7.97
Essex Property Trust Inc.	4.52
HCP Inc.	4.45
UDR Inc.	3.61
Extra Space Storage Inc.	3.51
Camden Property Trust	2.75

TOTAL	63.97%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.01%

DIVERSIFIED REITS — 2.11%
iStar Inc.[a,b]	1,729,029	$18,552,481
RAIT Financial Trust[a]	2,175,113	7,351,882

		25,904,363
MORTGAGE REITS — 95.90%
AG Mortgage Investment Trust Inc.[a]	635,086	10,002,605
Altisource Residential Corp.[a]	1,262,188	13,757,849
American Capital Agency Corp.	6,966,262	136,120,759
Annaly Capital Management Inc.[a]	20,968,967	220,174,154
Anworth Mortgage Asset Corp.[a]	2,337,277	11,499,403
Apollo Commercial Real Estate Finance Inc.[a]	1,956,522	32,028,265
Arbor Realty Trust Inc.	1,037,509	7,698,317
Ares Commercial Real Estate Corp.	642,795	8,099,217
ARMOUR Residential REIT Inc.[a]	890,483	20,071,487
Blackstone Mortgage Trust Inc. Class Aa	1,851,412	54,524,083
Capstead Mortgage Corp.[a]	2,316,502	21,844,614
Cherry Hill Mortgage Investment Corp.[a]	158,294	2,708,410
Chimera Investment Corp.[a]	3,316,817	52,903,231
Colony Capital Inc.[a]	2,632,762	47,995,251
CYS Investments Inc.	3,676,671	32,060,571
Dynex Capital Inc.	1,191,582	8,841,538
Ellington Residential Mortgage REIT	158,200	2,053,436
Great Ajax Corp.	355,626	4,854,295
Hannon Armstrong Sustainable Infrastructure Capital Inc.	987,616	23,080,586
Invesco Mortgage Capital Inc.	2,706,856	41,225,417
Ladder Capital Corp.	1,246,513	16,503,832
MFA Financial Inc.[a]	7,137,654	53,389,652
MTGE Investment Corp.	1,109,602	19,074,058
New Residential Investment Corp.[a]	5,217,226	72,049,891
New York Mortgage Trust Inc.[a]	2,649,883	15,952,296
Newcastle Investment Corp.	1,544,992	6,998,814
Orchid Island Capital Inc.[a]	530,201	5,524,694

Security	Shares	Value
PennyMac Mortgage Investment Trust[a],[c]	1,639,108	$25,537,303
Redwood Trust Inc.[a]	1,557,036	22,047,630
Resource Capital Corp.	725,788	9,297,344
Starwood Property Trust Inc.[a]	4,972,890	111,989,483
Two Harbors Investment Corp.	6,143,860	52,407,126
Western Asset Mortgage Capital Corp.[a]	1,000,835	10,428,701
ZAIS Financial Corp.	152,266	2,197,198

		1,174,941,510

TOTAL COMMON STOCKS
(Cost: $1,231,557,945)		1,200,845,873

SHORT-TERM INVESTMENTS — 11.04%

MONEY MARKET FUNDS — 11.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	135,245,480	135,245,480

		135,245,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $135,245,480)		135,245,480

TOTAL INVESTMENTS IN SECURITIES — 109.05%
(Cost: $1,366,803,425)[g]		1,336,091,353
Other Assets, Less Liabilities — (9.05)%		(110,908,473)

NET ASSETS — 100.00%		$1,225,182,880

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $1,446,548,695. Net unrealized depreciation was $110,457,342, of which $56,124,422 represented gross unrealized appreciation on securities and $166,581,764 represented gross unrealized depreciation on securities.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

September 30, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended September 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	1,120,452	777,208	(258,552)	1,639,108	$25,537,303	$1,295,356	$(1,857,279)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,200,845,873	$—	$—	$1,200,845,873
Money market funds	135,245,480	—	—	135,245,480

Total	$1,336,091,353	$—	$—	$1,336,091,353

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.32%

HEALTH CARE REITS — 35.96%
Care Capital Properties Inc.	146,113	$4,164,220
CareTrust REIT Inc.	99,490	1,470,462
Community Healthcare Trust Inc.	23,221	509,004
Global Medical REIT Inc.	27,228	265,745
HCP Inc.	541,987	20,568,407
Healthcare Realty Trust Inc.[a]	201,564	6,865,270
Healthcare Trust of America Inc. Class A	239,816	7,822,798
LTC Properties Inc.[a]	68,614	3,567,242
Medical Properties Trust Inc.	423,338	6,252,702
National Health Investors Inc.[a]	62,836	4,931,369
New Senior Investment Group Inc.	63,831	736,610
Omega Healthcare Investors Inc.[a]	298,919	10,596,679
Physicians Realty Trust	234,874	5,059,186
Sabra Health Care REIT Inc.[a]	97,752	2,461,395
Senior Housing Properties Trust	410,821	9,329,745
Universal Health Realty Income Trust	18,445	1,162,404
Ventas Inc.	556,511	39,306,372
Welltower Inc.	564,563	42,212,376

		167,281,986
RESIDENTIAL REITS — 45.19%
American Campus Communities Inc.	226,179	11,505,726
American Homes 4 Rent Class A	388,328	8,403,418
Apartment Investment & Management Co. Class A	271,216	12,451,526
AvalonBay Communities Inc.	217,606	38,699,051
Bluerock Residential Growth REIT Inc.[a]	36,886	479,518
Camden Property Trust[a]	151,672	12,701,013
Colony Starwood Homes[a]	85,566	2,455,744
Education Realty Trust Inc.	127,254	5,489,738
Equity Lifestyle Properties Inc.	134,786	10,402,783
Equity Residential	572,309	36,816,638
Essex Property Trust Inc.[a]	93,768	20,882,134
Independence Realty Trust Inc.[a]	60,581	545,229
Mid-America Apartment Communities Inc.[a]	130,605	12,275,564
Monogram Residential Trust Inc.[a]	295,885	3,148,216
NexPoint Residential Trust Inc.	30,882	607,140
Post Properties Inc.	93,106	6,157,100

Security	Shares	Value
Preferred Apartment Communities Inc.[a]	44,071	$595,399
Silver Bay Realty Trust Corp.	60,456	1,059,794
Sun Communities Inc.	105,453	8,275,951
UDR Inc.[a]	463,211	16,670,964
UMH Properties Inc.	45,930	547,486

		210,170,132
SPECIALIZED REITS — 18.17%
CubeSmart	308,528	8,410,473
Extra Space Storage Inc.[a]	204,105	16,207,978
Life Storage Inc.	80,686	7,176,213
National Storage Affiliates Trust	61,427	1,286,282
Public Storage	230,501	51,433,993

		84,514,939

TOTAL COMMON STOCKS
(Cost: $418,541,068)		461,967,057

SHORT-TERM INVESTMENTS — 6.51%

MONEY MARKET FUNDS — 6.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[b,c,d]	30,060,567	30,060,567
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[b,c]	233,048	233,048

		30,293,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,293,615)		30,293,615

TOTAL INVESTMENTS IN SECURITIES — 105.83%
(Cost: $448,834,683)[e]		492,260,672
Other Assets, Less Liabilities — (5.83)%		(27,111,786)

NET ASSETS — 100.00%		$465,148,886

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments for federal income tax purposes was $454,655,193. Net unrealized appreciation was $37,605,479, of which $47,605,432 represented gross unrealized appreciation on securities and $9,999,953 represented gross unrealized depreciation on securities.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$461,967,057	$—	$—	$461,967,057
Money market funds	30,293,615	—	—	30,293,615

Total	$492,260,672	$—	$—	$492,260,672

See notes to financial statements.

SCHEDULE OF INVESTMENTS	11

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares Mortgage Real Estate Capped ETF	iShares Residential Real Estate Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,201,363,646	$418,541,068
Affiliated (Note 2)	165,439,779	30,293,615

Total cost of investments	$1,366,803,425	$448,834,683

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,175,308,570	$461,967,057
Affiliated (Note 2)	160,782,783	30,293,615

Total fair value of investments	1,336,091,353	492,260,672
Cash	237,443	—
Receivables:
Dividends and interest	24,873,455	3,132,941
Capital shares sold	665,488	—

Total Assets	1,361,867,739	495,393,613

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	135,245,480	30,060,567
Capital shares redeemed	950,888	—
Investment advisory fees (Note 2)	488,491	184,160

Total Liabilities	136,684,859	30,244,727

NET ASSETS	$1,225,182,880	$465,148,886

Net assets consist of:
Paid-in capital	$1,465,422,330	$416,571,984
Distributions in excess of net investment income	(16,968,562)	(1,538,354)
Undistributed net realized gain (accumulated net realized loss)	(192,558,816)	6,689,267
Net unrealized appreciation (depreciation)	(30,712,072)	43,425,989

NET ASSETS	$1,225,182,880	$465,148,886

Shares outstanding[b]	29,150,000 [c]	7,100,000

Net asset value per share	$42.03 [c]	$65.51

[a]	Securities on loan with values of $130,885,867 and $29,369,135, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 7.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Mortgage Real Estate Capped ETF	iShares Residential Real Estate Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$47,216,719	$6,995,469
Dividends — affiliated (Note 2)	1,298,268	608
Securities lending income — affiliated — net (Note 2)	180,302	41,148

Total investment income	48,695,289	7,037,225

EXPENSES
Investment advisory fees (Note 2)	2,529,423	1,091,611

Total expenses	2,529,423	1,091,611

Net investment income	46,165,866	5,945,614

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(47,784,455)	(3,003,796)
Investments — affiliated (Note 2)	(1,866,291)	—
In-kind redemptions — unaffiliated	1,801,761	15,513,572
In-kind redemptions — affiliated (Note 2)	9,012	—
Realized gain distributions from affiliated funds	2	1

Net realized gain (loss)	(47,839,971)	12,509,777

Net change in unrealized appreciation/depreciation	139,231,731	(15,130,803)

Net realized and unrealized gain (loss)	91,391,760	(2,621,026)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,557,626	$3,324,588

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Mortgage Real Estate Capped ETF
	Six months ended September 30, 2016 (Unaudited)[b]	Period from May 1, 2015 to March 31, 2016[a,b]	Year ended April 30, 2015[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,165,866	$82,636,926	$96,093,870
Net realized loss	(47,839,971)	(71,326,377)	(19,612,821)
Net change in unrealized appreciation/depreciation	139,231,731	(106,886,479)	(10,742,798)

Net increase (decrease) in net assets resulting from operations	137,557,626	(95,575,930)	65,738,251

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,134,428)	(82,636,926)	(123,415,395)
Return of capital	—	(20,849,608)	(31,502,078)

Total distributions to shareholders	(63,134,428)	(103,486,534)	(154,917,473)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	423,741,014	116,146,573	291,520,633
Cost of shares redeemed	(35,494,165)	(370,574,852)	(201,997,057)

Net increase (decrease) in net assets from capital share transactions	388,246,849	(254,428,279)	89,523,576

INCREASE (DECREASE) IN NET ASSETS	462,670,047	(453,490,743)	344,354

NET ASSETS
Beginning of period	762,512,833	1,216,003,576	1,215,659,222

End of period	$1,225,182,880	$762,512,833	$1,216,003,576

Distributions in excess of net investment income included in net assets at end of period	$(16,968,562)	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	10,300,000	2,762,500	5,925,000
Shares redeemed	(862,500)	(9,225,000)	(4,137,500)

Net increase (decrease) in shares outstanding	9,437,500	(6,462,500)	1,787,500

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Shares outstanding and net asset value per share reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 7.

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Residential Real Estate Capped ETF
	Six months ended September 30, 2016 (Unaudited)	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,945,614	$8,459,003	$7,106,281
Net realized gain	12,509,777	18,820,495	11,715,657
Net change in unrealized appreciation/depreciation	(15,130,803)	21,906,439	18,740,420

Net increase in net assets resulting from operations	3,324,588	49,185,937	37,562,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,483,968)	(10,920,506)	(9,092,181)
From net realized gain	—	(2,298,349)	—

Total distributions to shareholders	(7,483,968)	(13,218,855)	(9,092,181)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	131,575,511	144,295,852	86,814,819
Cost of shares redeemed	(61,487,702)	(85,392,236)	(72,231,224)

Net increase in net assets from capital share transactions	70,087,809	58,903,616	14,583,595

INCREASE IN NET ASSETS	65,928,429	94,870,698	43,053,772

NET ASSETS
Beginning of period	399,220,457	304,349,759	261,295,987

End of period	$465,148,886	$399,220,457	$304,349,759

Distributions in excess of net investment income included in net assets at end of period	$(1,538,354)	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	2,350,000	1,450,000
Shares redeemed	(950,000)	(1,450,000)	(1,300,000)

Net increase in shares outstanding	1,050,000	900,000	150,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate Capped ETF
	Six months ended Sep. 30, 2016 (Unaudited)[a]	Period from May 1, 2015 to Mar. 31, 2016[a,b]	Year ended Apr. 30, 2015[a]	Year ended Apr. 30, 2014[a]	Year ended Apr. 30, 2013[a]	Year ended Apr. 30, 2012[a]	Year ended Apr. 30, 2011[a]
Net asset value, beginning of period	$38.68	$46.46	$49.85	$62.99	$55.99	$61.58	$61.36

Income from investment operations:
Net investment income[c]	1.80	3.52	3.72	5.84	6.48	6.20	5.80
Net realized and unrealized gain (loss)[d]	3.82	(6.81)	(1.13)	(11.25)	7.48	(5.33)	0.28

Total from investment operations	5.62	(3.29)	2.59	(5.41)	13.96	0.87	6.08

Less distributions from:
Net investment income	(2.27)	(4.25)	(5.67)	(7.26)	(6.96)	(6.44)	(5.87)
Return of capital	—	(0.23)	(0.31)	(0.47)	—	(0.01)	—

Total distributions	(2.27)	(4.48)	(5.98)	(7.73)	(6.96)	(6.45)	(5.87)

Net asset value, end of period	$42.03	$38.69	$46.46	$49.85	$62.99	$56.00	$61.57

Total return	14.77%[e]	(7.09)%[e]	5.42%	(7.41)%	26.63%	2.48%	10.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,225,183	$762,513	$1,216,004	$1,215,659	$1,270,072	$337,352	$159,326
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	8.76%	9.31%	7.59%	11.74%	10.96%	11.44%	9.58%
Portfolio turnover rate[g]	15%	18%	42%	35%	44%	79%	63%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 7.
[b]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Residential Real Estate Capped ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$65.99	$59.10	$52.26	$54.68	$47.52	$44.16	$35.93

Income from investment operations:
Net investment income[b]	0.86	1.66	1.47	1.36	1.20	1.06	1.01
Net realized and unrealized gain (loss)[c]	(0.23)	7.76	7.25	(1.97)	7.49	3.71	8.44

Total from investment operations	0.63	9.42	8.72	(0.61)	8.69	4.77	9.45

Less distributions from:
Net investment income	(1.11)	(2.09)	(1.88)	(1.81)	(1.53)	(1.41)	(1.22)
Net realized gain	—	(0.44)	—	—	—	—	—

Total distributions	(1.11)	(2.53)	(1.88)	(1.81)	(1.53)	(1.41)	(1.22)

Net asset value, end of period	$65.51	$65.99	$59.10	$52.26	$54.68	$47.52	$44.16

Total return	0.95%[d]	16.35%[d]	16.93%	(0.78)%	18.77%	11.19%	26.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$465,149	$399,220	$304,350	$261,296	$355,427	$175,806	$103,776
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.61%	3.01%	2.55%	2.74%	2.44%	2.44%	2.60%
Portfolio turnover rate[f]	7%	17%	21%	17%	14%	28%	16%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate Capped	Non-diversified
Residential Real Estate Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Mortgage Real Estate Capped
Barclays Capital Inc.	$15,633,633	$15,633,633	$—
BNP Paribas Prime Brokerage Inc.	409,250	409,250	—
BNP Paribas Prime Brokerage International Ltd.	193,173	193,173	—
Citigroup Global Markets Inc.	7,250,201	7,250,201	—
Credit Suisse Securities (USA) LLC	19,528,348	19,528,348	—
Deutsche Bank Securities Inc.	12,495,779	12,495,779	—
Goldman Sachs & Co.	20,716,101	20,716,101	—
HSBC Bank PLC	452,945	452,945	—
Jefferies LLC	18,071	18,071	—
JPMorgan Securities LLC	15,052,831	15,052,831	—
Merrill Lynch, Pierce, Fenner & Smith	11,142,519	11,142,519	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	26,482,301	26,482,301	—
Nomura Securities International Inc.	97,726	97,726	—
Scotia Capital (USA) Inc.	501,054	501,054	—
State Street Bank & Trust Company	881,459	881,459	—
UBS Securities LLC	30,476	30,476	—

	$130,885,867	$130,885,867	$—

Residential Real Estate Capped
BNP Paribas Prime Brokerage International Ltd.	$659,352	$659,352	$—
Citigroup Global Markets Inc.	2,935,371	2,935,371	—
Credit Suisse Securities (USA) LLC	251,658	251,658	—
Deutsche Bank Securities Inc.	303,548	303,548	—
Goldman Sachs & Co.	4,329,714	4,329,714	—
HSBC Bank PLC	139,825	139,825	—
JPMorgan Securities LLC	6,135,876	6,135,876	—
Merrill Lynch, Pierce, Fenner & Smith	2,422,461	2,422,461	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,425,621	9,425,621	—
National Financial Services LLC	577	577	—
UBS Securities LLC	2,765,132	2,765,132	—

	$29,369,135	$29,369,135	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate Capped	$92,192
Residential Real Estate Capped	21,804

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate Capped	$5,734,789	$1,905,815
Residential Real Estate Capped	2,494,968	6,276,129

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate Capped	$178,188,005	$155,817,051
Residential Real Estate Capped	35,414,879	30,862,130

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate Capped	$399,029,928	$28,933,548
Residential Real Estate Capped	125,757,463	59,608,868

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Mortgage Real Estate Capped	$35,956,195	$4,187,735	$15,084,868	$204,938	$55,433,736

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

At the meeting of the Board held on September 28-29, 2016, the Board approved a one-for-four reverse stock split for the iShares Mortgage Real Estate Capped ETF, effective after the close of trading on November 4, 2016. The impact of the stock split will be to decrease the number of shares outstanding by a factor of four, while increasing the NAV per share by a factor of four, resulting in no effect on the net assets of the Fund. As the effective date of the reverse stock split occurred after the end of the reporting period but before the issuance of this report, the financial statements and financial highlights for the Fund herein reflect the retrospective impact of the reverse stock split.

NOTES TO FINANCIAL STATEMENTS	25

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. The Board further noted that each Fund invests in a narrow real estate subsector, as compared to most of its respective competitor funds as determined by Broadridge, which invest primarily in the broad domestic real estate sector.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Mortgage Real Estate Capped	$0.530672	$—	$0.036986	$0.567658	93%	—%	7%	100%

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-312-0916

SEPTEMBER 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
➢	iShares North American Natural Resources ETF | IGE | NYSE Arca
➢	iShares North American Tech ETF | IGM | NYSE Arca
➢	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
➢	iShares North American Tech-Software ETF | IGV | NYSE Arca
➢	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of September 30, 2016

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 11.10%, net of fees, while the total return for the Index was 11.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.29)%	(4.30)%	(4.09)%	(4.29)%	(4.30)%	(4.09)%
5 Years	25.62%	25.63%	25.93%	212.79%	212.97%	216.74%
10 Years	14.86%	14.85%	15.16%	299.68%	299.22%	310.04%

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,111.00	$2.49	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Biotechnology	80.62%
Pharmaceuticals	11.55
Life Sciences Tools & Services	7.72
Health Care Supplies	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Biogen Inc.	8.14%
Gilead Sciences Inc.	8.02
Amgen Inc.	7.79
Celgene Corp.	7.78
Regeneron Pharmaceuticals Inc.	7.13
Illumina Inc.	4.29
Alexion Pharmaceuticals Inc.	3.87
Vertex Pharmaceuticals Inc.	3.67
Mylan NV	3.57
Incyte Corp.	3.11

TOTAL	57.37%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

Performance as of September 30, 2016

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 16.92%, net of fees, while the total return for the Index was 17.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.75%	21.71%	22.36%	21.75%	21.71%	22.36%
5 Years	2.50%	2.50%	2.98%	13.12%	13.12%	15.81%
10 Years	2.60%	2.60%	3.08%	29.23%	29.27%	35.43%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,169.20	$2.61	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	67.94%
Energy Equipment & Services	14.06
Metals & Mining	9.38
Containers & Packaging	6.43
Construction Materials	1.79
Paper & Forest Products	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Chevron Corp.	7.48%
Exxon Mobil Corp.	7.42
Schlumberger Ltd.	6.46
Occidental Petroleum Corp.	3.29
ConocoPhillips	3.18
EOG Resources Inc.	3.15
Suncor Energy Inc.	2.73
Kinder Morgan Inc./DE	2.62
Enbridge Inc.	2.44
Halliburton Co.	2.29

TOTAL	41.06%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH ETF

Performance as of September 30, 2016

The iShares North American Tech ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector, as represented by the S&P North American Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 12.30%, net of fees, while the total return for the Index was 12.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.42%	24.53%	25.01%	24.42%	24.53%	25.01%
5 Years	18.51%	18.50%	19.06%	133.81%	133.68%	139.25%
10 Years	10.64%	10.63%	11.13%	174.79%	174.69%	187.39%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,123.00	$2.55	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Software	19.99%
Internet Software & Services	18.20
IT Services	17.27
Semiconductors & Semiconductor Equipment	14.46
Technology Hardware, Storage & Peripherals	11.45
Internet & Direct Marketing Retail	9.76
Communications Equipment	5.42
Electronic Equipment, Instruments & Components	3.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Apple Inc.	8.94%
Microsoft Corp.	8.37
Amazon.com Inc.	6.81
Facebook Inc. Class A	6.16
Alphabet Inc. Class A	4.25
Alphabet Inc. Class C	4.11
Intel Corp.	3.69
Cisco Systems Inc.	3.30
Visa Inc. Class A	3.22
International Business Machines Corp.	2.86

TOTAL	51.71%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

Performance as of September 30, 2016

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 12.39%, net of fees, while the total return for the Index was 12.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.80%	14.84%	15.29%	14.80%	14.84%	15.29%
5 Years	11.36%	11.36%	11.71%	71.25%	71.23%	73.99%
10 Years	3.48%	3.50%	3.92%	40.81%	41.01%	46.83%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,123.90	$2.56	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Communications Equipment	100.00%

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Palo Alto Networks Inc.	9.10%
Juniper Networks Inc.	8.60
Cisco Systems Inc.	8.46
Harris Corp.	8.29
Motorola Solutions Inc.	8.28
CommScope Holding Co. Inc.	4.83
F5 Networks Inc.	4.63
ARRIS International PLC	4.47
Brocade Communications Systems Inc.	4.41
Arista Networks Inc.	4.14

TOTAL	65.21%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

Performance as of September 30, 2016

The iShares North American Tech-Software ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software sector, as represented by the S&P North American Technology Software IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 12.92%, net of fees, while the total return for the Index was 13.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.01%	21.09%	21.57%	21.01%	21.09%	21.57%
5 Years	17.37%	17.35%	17.87%	122.71%	122.58%	127.56%
10 Years	10.36%	10.36%	10.80%	167.89%	168.08%	178.75%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,129.20	$2.56	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Application Software	54.00%
Systems Software	34.08
Home Entertainment Software	11.92

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

Adobe Systems Inc.	9.02%
Microsoft Corp.	8.49
Oracle Corp.	8.17
salesforce.com Inc.	8.07
Activision Blizzard Inc.	6.02
Intuit Inc.	5.03
Electronic Arts Inc.	4.66
Symantec Corp.	3.13
Red Hat Inc.	2.96
Autodesk Inc.	2.86

TOTAL	58.41%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® PHLX SEMICONDUCTOR ETF

Performance as of September 30, 2016

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2016, the total return for the Fund was 24.28%, net of fees, while the total return for the Index was 24.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	40.54%	40.57%	41.43%	40.54%	40.57%	41.43%
5 Years	21.38%	21.36%	21.96%	163.43%	163.28%	169.79%
10 Years	7.43%	7.43%	7.87%	104.82%	104.78%	113.23%

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,242.80	$2.70	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/16

Sector	Percentage of Total Investments*

Semiconductors	87.71%
Semiconductor Equipment	12.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/16

Security	Percentage of Total Investments*

QUALCOMM Inc.	8.39%
NVIDIA Corp.	8.24
Intel Corp.	8.12
Texas Instruments Inc.	7.79
Broadcom Ltd.	7.55
NXP Semiconductors NV	4.48
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.12
Analog Devices Inc.	3.98
Skyworks Solutions Inc.	3.93
Lam Research Corp.	3.93

TOTAL	60.53%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2016 and held through September 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.98%

BIOTECHNOLOGY — 80.60%
ACADIA Pharmaceuticals Inc.[a,b]	1,596,775	$50,793,413
Acceleron Pharma Inc.[a,b]	500,791	18,123,626
Achillion Pharmaceuticals Inc.[a,b]	1,811,339	14,671,846
Acorda Therapeutics Inc.[a,b]	611,465	12,767,389
Adamas Pharmaceuticals Inc.[a,b]	289,266	4,746,855
Aduro Biotech Inc.[a,b]	858,124	10,666,481
Adverum Biotechnologies Inc.[a,b]	549,221	2,257,298
Aegerion Pharmaceuticals Inc.[a,b]	408,450	1,213,097
Affimed NVa,b	468,237	1,301,699
Agios Pharmaceuticals Inc.[a,b]	506,140	26,734,315
Akebia Therapeutics Inc.[a,b]	508,727	4,603,979
Alder Biopharmaceuticals Inc.[a,b]	668,135	21,894,784
Alexion Pharmaceuticals Inc.[a]	2,387,858	292,608,119
Alkermes PLC[a]	2,014,136	94,724,816
Alnylam Pharmaceuticals Inc.[a,b]	1,139,248	77,218,229
AMAG Pharmaceuticals Inc.[a,b]	452,578	11,092,687
Amarin Corp. PLC ADR[a,b]	2,368,215	7,554,606
Amgen Inc.	3,534,448	589,581,271
Amicus Therapeutics Inc.[a,b]	1,883,653	13,939,032
Anthera Pharmaceuticals Inc.[a,b]	563,131	1,773,863
Applied Genetic Technologies Corp./DEa,b	244,161	2,387,895
Aquinox Pharmaceuticals Inc.[a,b]	229,431	3,065,198
Ardelyx Inc.[a,b]	625,990	8,100,311
Arena Pharmaceuticals Inc.[a,b]	3,222,217	5,638,880
ARIAD Pharmaceuticals Inc.[a,b]	2,561,335	35,064,676
Array BioPharma Inc.[a,b]	1,933,001	13,047,757
Arrowhead Pharmaceuticals Inc.[a,b]	811,771	5,966,517
Atara Biotherapeutics Inc.[a,b]	381,744	8,165,504
aTyr Pharma Inc.[a,b]	313,992	998,495
Bellicum Pharmaceuticals Inc.[a,b]	360,752	7,178,965
BioCryst Pharmaceuticals Inc.[a,b]	979,606	4,320,063
Biogen Inc.[a]	1,966,658	615,622,954
BioMarin Pharmaceutical Inc.[a]	2,273,553	210,349,124
Bluebird Bio Inc.[a,b]	494,049	33,486,641
Blueprint Medicines Corp.[a,b]	361,492	10,736,312
Cara Therapeutics Inc.[a,b]	366,986	3,064,333
Cascadian Therapeutics Inc.[a,b]	1,779,931	2,919,087
Celgene Corp.[a]	5,631,157	588,624,841
Celldex Therapeutics Inc.[a,b]	1,341,476	5,419,563
ChemoCentryx Inc.[a,b]	626,147	3,781,928
Chiasma Inc.[a,b]	336,166	988,328

Security	Shares	Value
Chimerix Inc.[a,b]	622,570	$3,449,038
China Biologic Products Inc.[a]	357,390	44,487,907
Clovis Oncology Inc.[a,b]	512,923	18,490,874
Coherus Biosciences Inc.[a,b]	574,933	15,396,706
Concert Pharmaceuticals Inc.[a,b]	291,247	2,944,507
Curis Inc.[a,b]	1,751,172	4,570,559
DBV Technologies SA ADR[a,b]	311,096	11,302,118
Dicerna Pharmaceuticals Inc.[a,b]	291,551	1,714,320
Eagle Pharmaceuticals Inc./DEa,b	207,214	14,504,980
Enanta Pharmaceuticals Inc.[a,b]	252,004	6,705,826
Epizyme Inc.[a,b]	767,816	7,555,309
Esperion Therapeutics Inc.[a,b]	296,519	4,106,788
Exelixis Inc.[a,b]	3,060,884	39,148,706
FibroGen Inc.[a,b]	832,137	17,225,236
Five Prime Therapeutics Inc.[a,b]	377,527	19,816,392
Flexion Therapeutics Inc.[a,b]	367,413	7,179,250
Foundation Medicine Inc.[a,b]	465,579	10,871,270
Genomic Health Inc.[a,b]	443,241	12,818,530
Geron Corp.[a,b]	2,121,851	4,795,383
Gilead Sciences Inc.	7,668,696	606,747,228
Grifols SA ADR	1,941,976	31,013,357
Halozyme Therapeutics Inc.[a,b]	1,723,395	20,818,612
Immune Design Corp.[a]	273,001	2,069,348
ImmunoGen Inc.[a,b]	1,151,774	3,086,754
Immunomedics Inc.[a,b]	1,282,825	4,169,181
Incyte Corp.[a,b]	2,498,520	235,585,451
Infinity Pharmaceuticals Inc.[a]	634,165	989,297
Inotek Pharmaceuticals Corp.[a,b]	358,033	3,394,153
Inovio Pharmaceuticals Inc.[a,b]	980,107	9,134,597
Insmed Inc.[a,b]	819,992	11,906,284
Insys Therapeutics Inc.[a,b]	948,767	11,185,963
Intercept Pharmaceuticals Inc.[a,b]	328,603	54,084,768
Ionis Pharmaceuticals Inc.[a,b]	1,606,945	58,878,465
Ironwood Pharmaceuticals Inc.[a,b]	1,727,538	27,433,303
Juno Therapeutics Inc.[a,b]	1,405,732	42,186,017
Karyopharm Therapeutics Inc.[a]	481,448	4,684,489
Kite Pharma Inc.[a,b]	659,172	36,821,348
Lexicon Pharmaceuticals Inc.[a,b]	1,381,980	24,972,379
Ligand Pharmaceuticals Inc.[a,b]	277,288	28,300,013
Lion Biotechnologies Inc.[a,b]	771,953	6,353,173
MacroGenics Inc.[a,b]	460,295	13,767,424
MannKind Corp.[a,b]	6,291,650	3,900,823
Merrimack Pharmaceuticals Inc.[a,b]	1,710,124	10,859,287

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2016

Security	Shares	Value
Momenta Pharmaceuticals Inc.[a,b]	937,457	$10,958,872
Myriad Genetics Inc.[a,b]	920,721	18,948,438
NantKwest Inc.[a,b]	1,090,598	8,484,852
Neurocrine Biosciences Inc.[a,b]	1,152,889	58,382,299
NewLink Genetics Corp.[a,b]	383,324	5,757,527
Novavax Inc.[a,b]	3,594,304	7,476,152
OncoMed Pharmaceuticals Inc.[a,b]	491,928	5,622,737
Ophthotech Corp.[a,b]	473,482	21,841,725
Osiris Therapeutics Inc.[b]	462,126	2,292,145
Otonomy Inc.[a,b]	402,200	7,316,018
OvaScience Inc.[a,b]	472,267	3,381,432
PDL BioPharma Inc.	2,193,275	7,347,471
Portola Pharmaceuticals Inc.[a,b]	748,803	17,005,316
Progenics Pharmaceuticals Inc.[a,b]	935,394	5,921,044
Pronai Therapeutics Inc.[a,b]	423,892	771,483
Prothena Corp. PLC[a]	457,458	27,433,756
PTC Therapeutics Inc.[a,b]	453,618	6,355,188
Radius Health Inc.[a,b]	572,791	30,982,265
Raptor Pharmaceutical Corp.[a]	1,130,390	10,139,598
Regeneron Pharmaceuticals Inc.[a,b]	1,340,801	539,028,818
Regulus Therapeutics Inc.[a,b]	713,750	2,355,375
Repligen Corp.[a,b]	447,775	13,518,327
Retrophin Inc.[a,b]	486,769	10,893,890
Rigel Pharmaceuticals Inc.[a,b]	1,252,035	4,594,969
Sage Therapeutics Inc.[a,b]	427,471	19,685,040
Sangamo BioSciences Inc.[a,b]	934,343	4,326,008
Sarepta Therapeutics Inc.[a,b]	636,624	39,095,080
Seattle Genetics Inc.[a,b]	1,867,414	100,859,030
Seres Therapeutics Inc.[a,b]	534,809	6,572,803
Shire PLC ADR[b]	1,177,891	228,345,949
Spark Therapeutics Inc.[a,b]	407,456	24,471,807
Spectrum Pharmaceuticals Inc.[a,b]	1,065,539	4,976,067
Synergy Pharmaceuticals Inc.[a,b]	2,377,941	13,102,455
TESARO Inc.[a,b]	682,628	68,426,631
Tokai Pharmaceuticals Inc.[a,b]	300,983	460,504
Trevena Inc.[a,b]	698,320	4,713,660
Ultragenyx Pharmaceutical Inc.[a,b]	524,098	37,179,512
uniQure NVa	324,462	2,482,134
United Therapeutics Corp.[a,b]	577,664	68,210,565

Security	Shares	Value
Vanda Pharmaceuticals Inc.[a]	573,543	$9,543,756
Versartis Inc.[a,b]	391,334	4,793,842
Vertex Pharmaceuticals Inc.[a,b]	3,179,926	277,321,347
Vitae Pharmaceuticals Inc.[a,b]	384,422	8,042,108
Vital Therapies Inc.[a,b]	429,012	2,625,553
XBiotech Inc.[a,b]	429,759	5,784,556
Xencor Inc.[a,b]	542,274	13,280,290
Zafgen Inc.[a,b]	365,375	1,209,391

		6,098,937,975
HEALTH CARE EQUIPMENT & SUPPLIES — 0.11%
Cerus Corp.[a,b]	1,357,128	8,427,765

		8,427,765
LIFE SCIENCES TOOLS & SERVICES — 7.72%
Albany Molecular Research Inc.[a,b]	568,037	9,378,291
Bio-Techne Corp.	495,646	54,273,237
Compugen Ltd.[a,b]	671,557	4,230,809
Illumina Inc.[a]	1,785,266	324,311,422
INC Research Holdings Inc.[a]	709,785	31,642,215
Luminex Corp.[a,b]	577,131	13,112,416
NanoString Technologies Inc.[a,b]	265,705	5,308,786
Pacific Biosciences of California Inc.[a,b]	1,217,852	10,911,954
PRA Health Sciences Inc.[a,b]	809,782	45,760,781
QIAGEN NVa,b	3,101,650	85,109,276

		584,039,187
PHARMACEUTICALS — 11.55%
Aerie Pharmaceuticals Inc.[a,b]	369,724	13,953,384
Akorn Inc.[a,b]	1,674,863	45,656,765
Alcobra Ltd.[a,b]	386,365	954,322
Amphastar Pharmaceuticals Inc.[a,b]	597,941	11,342,941
ANI Pharmaceuticals Inc.[a,b]	152,582	10,123,816
Aratana Therapeutics Inc.[a,b]	464,965	4,352,072
Cempra Inc.[a,b]	689,315	16,681,423
Collegium Pharmaceutical Inc.[a,b]	315,221	6,071,156
Concordia International Corp.[b]	679,641	3,044,792
Depomed Inc.[a,b]	817,348	20,425,527
Dermira Inc.[a,b]	468,922	15,858,942
DURECT Corp.[a,b]	1,811,453	2,517,920
Egalet Corp.[a,b]	332,718	2,531,984
Endo International PLC[a]	2,960,459	59,653,249
Endocyte Inc.[a,b]	591,984	1,829,231

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2016

Security	Shares	Value
Flamel Technologies SA ADR[a]	534,511	$6,627,936
Flex Pharma Inc.[a,b]	242,885	2,861,185
Foamix Pharmaceuticals Ltd.[a,b]	411,727	3,812,592
GW Pharmaceuticals PLC ADR[a,b]	207,274	27,511,478
Horizon Pharma PLC[a,b]	2,138,309	38,767,542
Impax Laboratories Inc.[a,b]	982,790	23,292,123
Innoviva Inc.[b]	1,473,578	16,194,622
Jazz Pharmaceuticals PLC[a,b]	804,452	97,724,829
KemPharm Inc.[a,b]	204,050	916,184
Medicines Co. (The)[a,b]	937,749	35,390,647
Mylan NVa	7,094,762	270,452,327
Nektar Therapeutics[a,b]	1,817,777	31,229,409
Neos Therapeutics Inc.[a,b]	224,307	1,475,940
Neuroderm Ltd.[a,b]	288,500	5,334,365
Ocular Therapeutix Inc.[a,b]	329,574	2,264,173
Omeros Corp.[a,b]	565,399	6,309,853
Orexigen Therapeutics Inc.[a,b]	195,330	648,496
Pacira Pharmaceuticals Inc./DEa,b	494,044	16,906,186
Revance Therapeutics Inc.[a,b]	379,429	6,150,544
SciClone Pharmaceuticals Inc.[a,b]	659,870	6,763,667
Sucampo Pharmaceuticals Inc. Class Aa	607,092	7,473,303
Supernus Pharmaceuticals Inc.[a,b]	656,109	16,225,576
Teligent Inc.[a,b]	708,940	5,387,944
Tetraphase Pharmaceuticals Inc.[a,b]	483,752	1,852,770
Theravance Biopharma Inc.[a,b]	636,979	23,084,119

Security	Shares	Value
Zogenix Inc.[a,b]	330,552	$3,778,209

		873,433,543

TOTAL COMMON STOCKS
(Cost: $9,470,902,706)		7,564,838,470

SHORT-TERM INVESTMENTS — 14.68%

MONEY MARKET FUNDS — 14.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	1,107,524,223	1,107,524,223
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	3,496,984	3,496,984

		1,111,021,207

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,111,021,207)		1,111,021,207

TOTAL INVESTMENTS IN SECURITIES — 114.66%
(Cost: $10,581,923,913)[f]		8,675,859,677
Other Assets, Less Liabilities — (14.66)%		(1,109,181,274)

NET ASSETS — 100.00%		$7,566,678,403

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $10,764,368,261. Net unrealized depreciation was $2,088,508,584, of which $145,332,100 represented gross unrealized appreciation on securities and $2,233,840,684 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,564,838,470	$—	$—	$7,564,838,470
Money market funds	1,111,021,207	—	—	1,111,021,207

Total	$8,675,859,677	$—	$—	$8,675,859,677

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

CONSTRUCTION MATERIALS — 1.78%
Eagle Materials Inc.	31,436	$2,430,003
Martin Marietta Materials Inc.	41,596	7,450,259
Vulcan Materials Co.	87,319	9,930,790

		19,811,052
CONTAINERS & PACKAGING — 6.43%
AptarGroup Inc.	41,135	3,184,260
Avery Dennison Corp.	58,231	4,529,790
Ball Corp.	114,327	9,369,098
Bemis Co. Inc.	61,889	3,156,958
Berry Plastics Group Inc.[a]	79,552	3,488,355
Crown Holdings Inc.[a]	91,580	5,228,302
Graphic Packaging Holding Co.	208,286	2,913,921
Greif Inc. Class A	16,940	840,055
International Paper Co.	269,808	12,945,388
Owens-Illinois Inc.[a,b]	106,910	1,966,075
Packaging Corp. of America	61,783	5,020,487
Sealed Air Corp.	129,090	5,914,904
Silgan Holdings Inc.	26,997	1,365,778
Sonoco Products Co.	65,557	3,463,376
WestRock Co.	164,957	7,997,115

		71,383,862
ENERGY EQUIPMENT & SERVICES — 14.05%
Baker Hughes Inc.	280,762	14,170,058
Core Laboratories NV	28,814	3,236,677
Diamond Offshore Drilling Inc.	42,199	743,124
Dril-Quip Inc.[a,b]	24,783	1,381,404
Ensco PLC Class A	198,806	1,689,851
FMC Technologies Inc.[a]	147,755	4,383,891
Forum Energy Technologies Inc.[a,b]	42,179	837,675
Frank’s International NVb	14,425	187,525
Halliburton Co.	564,966	25,355,674
Helmerich & Payne Inc.[b]	70,778	4,763,359
Nabors Industries Ltd.	186,918	2,272,923
National Oilwell Varco Inc.	247,772	9,103,143
Noble Corp. PLC	160,428	1,017,114
Oceaneering International Inc.	64,681	1,779,374
Oil States International Inc.[a]	33,866	1,069,150
Patterson-UTI Energy Inc.	97,445	2,179,845
Precision Drilling Corp.	192,087	802,924
Rowan Companies PLC Class A	82,729	1,254,172
RPC Inc.[a]	38,744	650,899

Security	Shares	Value
Schlumberger Ltd.	911,957	$71,716,298
Superior Energy Services Inc.	100,063	1,791,128
Transocean Ltd.[b]	223,732	2,384,983
Weatherford International PLC[a,b]	585,972	3,293,163

		156,064,354
METALS & MINING — 9.37%
Agnico Eagle Mines Ltd.	147,349	7,983,369
Alcoa Inc.	863,019	8,751,013
Barrick Gold Corp.	764,615	13,548,978
Compass Minerals International Inc.	22,288	1,642,625
Eldorado Gold Corp.	490,776	1,928,750
Franco-Nevada Corp.	116,645	8,149,986
Freeport-McMoRan Inc.	801,865	8,708,254
Goldcorp Inc.	559,983	9,250,919
Kinross Gold Corp.[a]	814,273	3,428,089
New Gold Inc.[a,b]	338,279	1,471,514
Newmont Mining Corp.	348,138	13,678,342
Pan American Silver Corp.	100,385	1,768,784
Royal Gold Inc.	42,696	3,305,951
Silver Wheaton Corp.	288,804	7,806,372
Tahoe Resources Inc.	204,424	2,622,760
Teck Resources Ltd. Class B	304,917	5,497,653
Turquoise Hill Resources Ltd.[a]	650,397	1,931,679
Yamana Gold Inc.	618,216	2,664,511

		104,139,549
OIL, GAS & CONSUMABLE FUELS — 67.86%
Anadarko Petroleum Corp.	358,040	22,685,414
Antero Resources Corp.[a,b]	92,295	2,487,350
Apache Corp.	248,951	15,900,500
Cabot Oil & Gas Corp.	305,049	7,870,264
Cameco Corp.	261,068	2,234,742
Canadian Natural Resources Ltd.	722,716	23,155,821
Carrizo Oil & Gas Inc.[a]	36,581	1,485,920
Cenovus Energy Inc.	546,325	7,850,690
Cheniere Energy Inc.[a]	154,450	6,734,020
Chesapeake Energy Corp.[a,b]	426,851	2,676,356
Chevron Corp.	806,741	83,029,784
Cimarex Energy Co.	62,302	8,371,520
Concho Resources Inc.[a]	93,264	12,809,810
ConocoPhillips	811,871	35,292,032
CONSOL Energy Inc.	116,530	2,237,376
Continental Resources Inc./OKa,b	56,311	2,925,920
Crescent Point Energy Corp.[b]	353,986	4,672,615
CVR Energy Inc.[b]	10,663	146,830

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

September 30, 2016

Security	Shares	Value
Denbury Resources Inc.	262,740	$848,650
Devon Energy Corp.	343,551	15,154,035
Diamondback Energy Inc.[a]	51,052	4,928,560
Enbridge Inc.	612,257	27,080,127
Encana Corp.	627,394	6,568,815
Energen Corp.	63,486	3,664,412
EOG Resources Inc.	360,951	34,907,571
EQT Corp.	113,339	8,230,678
Exxon Mobil Corp.	943,266	82,328,257
Gulfport Energy Corp.[a,b]	82,693	2,336,077
Hess Corp.	176,631	9,470,954
HollyFrontier Corp.	115,163	2,821,494
Kinder Morgan Inc./DE	1,258,238	29,103,045
Kosmos Energy Ltd.[a]	105,432	675,819
Laredo Petroleum Inc.[a,b]	91,866	1,185,071
Marathon Oil Corp.	555,822	8,787,546
Marathon Petroleum Corp.	346,936	14,082,132
Murphy Oil Corp.	105,778	3,215,651
Newfield Exploration Co.[a]	130,309	5,663,229
Noble Energy Inc.	281,942	10,076,607
Oasis Petroleum Inc.[a]	118,300	1,356,901
Occidental Petroleum Corp.	500,779	36,516,805
ONEOK Inc.	137,889	7,086,116
Parsley Energy Inc. Class Aa,b	96,836	3,244,974
PBF Energy Inc.	64,653	1,463,744
PDC Energy Inc.[a]	37,040	2,483,902
Phillips 66	291,585	23,487,172
Pioneer Natural Resources Co.	111,281	20,659,318
QEP Resources Inc.	157,811	3,082,049
Range Resources Corp.	123,217	4,774,659
Rice Energy Inc.[a,b]	71,286	1,861,278
RSP Permian Inc.[a,b]	47,622	1,846,781
SemGroup Corp. Class A	37,263	1,317,620
SM Energy Co.	56,697	2,187,370
Southwestern Energy Co.[a]	322,567	4,464,327
Spectra Energy Corp.	459,999	19,664,957
Suncor Energy Inc.	1,090,945	30,306,452
Targa Resources Corp.	109,108	5,358,294
Tesoro Corp.	77,809	6,190,484
TransCanada Corp.	524,778	24,958,442
Valero Energy Corp.	302,696	16,042,888
Western Refining Inc.	52,208	1,381,424
Whiting Petroleum Corp.[a,b]	181,652	1,587,639
Williams Companies Inc. (The)	448,154	13,771,772
World Fuel Services Corp.	46,467	2,149,563

Security	Shares	Value
WPX Energy Inc.[a,b]	225,156	$2,969,808

		753,910,433
PAPER & FOREST PRODUCTS — 0.40%
Domtar Corp.	41,282	1,532,801
KapStone Paper and Packaging Corp.	58,263	1,102,336
Louisiana-Pacific Corp.[a]	93,767	1,765,632

		4,400,769

TOTAL COMMON STOCKS
(Cost: $1,423,760,362)		1,109,710,019

SHORT-TERM INVESTMENTS — 2.12%

MONEY MARKET FUNDS — 2.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	22,968,150	22,968,150
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	551,774	551,774

		23,519,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,519,924)		23,519,924

TOTAL INVESTMENTS IN SECURITIES — 102.01%
(Cost: $1,447,280,286)[f]		1,133,229,943
Other Assets, Less Liabilities — (2.01)%		(22,330,248)

NET ASSETS — 100.00%		$1,110,899,695

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,488,892,739. Net unrealized depreciation was $355,662,796, of which $38,266,136 represented gross unrealized appreciation on securities and $393,928,932 represented gross unrealized depreciation on securities.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,109,710,019	$—	$—	$1,109,710,019
Money market funds	23,519,924	—	—	23,519,924

Total	$1,133,229,943	$—	$—	$1,133,229,943

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

COMMUNICATIONS EQUIPMENT — 5.41%
ADTRAN Inc.	9,948	$190,405
Arista Networks Inc.[a]	8,292	705,483
ARRIS International PLC[a]	38,725	1,097,079
Brocade Communications Systems Inc.	81,691	754,008
Ciena Corp.[a]	28,052	611,534
Cisco Systems Inc.	1,021,368	32,397,793
CommScope Holding Co. Inc.[a]	32,032	964,484
EchoStar Corp. Class Aa	9,368	410,599
F5 Networks Inc.[a]	13,465	1,678,278
Finisar Corp.[a]	22,386	667,103
Harris Corp.	25,261	2,314,160
Infinera Corp.[a]	29,502	266,403
InterDigital Inc./PA	6,930	548,856
Ixia[a]	12,650	158,125
Juniper Networks Inc.	77,784	1,871,483
Lumentum Holdings Inc.[a]	11,095	463,438
Motorola Solutions Inc.	33,880	2,584,366
NETGEAR Inc.[a,b]	6,638	401,533
NetScout Systems Inc.[a]	18,904	552,942
Palo Alto Networks Inc.[a]	18,185	2,897,416
Plantronics Inc.	6,820	354,367
Ubiquiti Networks Inc.[a]	5,285	282,747
ViaSat Inc.[a,b]	9,244	690,065
Viavi Solutions Inc.[a]	47,732	352,739

		53,215,406

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.45%
Amphenol Corp. Class A	62,703	4,070,679
Anixter International Inc.[a]	5,730	369,585
Arrow Electronics Inc.[a,b]	18,472	1,181,654
Avnet Inc.	25,902	1,063,536
AVX Corp.	9,244	127,475
Belden Inc.	8,615	594,349
Benchmark Electronics Inc.[a]	9,796	244,410
CDW Corp./DE	33,164	1,516,590
Celestica Inc.[a]	25,914	280,649
Cognex Corp.	17,318	915,429
Coherent Inc.[a]	4,905	542,199
Corning Inc.	210,338	4,974,494
Dolby Laboratories Inc. Class A	11,225	609,405
Fitbit Inc.[a,b]	27,158	403,025

Security	Shares	Value
FLIR Systems Inc.	27,771	$872,565
Ingram Micro Inc. Class A	30,500	1,087,630
IPG Photonics Corp.[a,b]	7,504	617,954
Itron Inc.[a]	6,779	377,997
Jabil Circuit Inc.	39,041	851,874
Keysight Technologies Inc.[a]	34,731	1,100,625
Knowles Corp.[a]	18,347	257,775
Littelfuse Inc.	4,553	586,472
Methode Electronics Inc.	7,609	266,087
National Instruments Corp.	21,423	608,413
OSI Systems Inc.[a,b]	3,667	239,748
Plexus Corp.[a]	6,800	318,104
Sanmina Corp.[a]	14,847	422,694
SYNNEX Corp.	5,938	677,585
TE Connectivity Ltd.	72,307	4,655,125
Tech Data Corp.[a]	7,107	602,034
Trimble Navigation Ltd.[a]	50,671	1,447,164
Universal Display Corp.[a,b]	9,062	503,032
VeriFone Systems Inc.[a]	22,678	356,952
Vishay Intertechnology Inc.	27,179	382,952
Zebra Technologies Corp. Class Aa	10,680	743,435

		33,869,696

INTERNET & DIRECT MARKETING RETAIL — 9.76%
Amazon.com Inc.[a]	79,902	66,902,743
Expedia Inc.	24,490	2,858,473
Groupon Inc.[a]	81,811	421,327
Liberty TripAdvisor Holdings Inc. Class Aa	14,621	319,469
Netflix Inc.[a]	87,045	8,578,285
Priceline Group Inc. (The)[a]	10,080	14,832,619
Shutterfly Inc.[a]	6,793	303,239
TripAdvisor Inc.[a,b]	23,267	1,470,009
Wayfair Inc. Class Aa,b	5,965	234,842

		95,921,006

INTERNET SOFTWARE & SERVICES — 18.18%
Akamai Technologies Inc.[a,b]	35,529	1,882,682
Alphabet Inc. Class Aa	51,874	41,709,809
Alphabet Inc. Class Ca	51,990	40,411,307
Bankrate Inc.[a]	10,288	87,242
comScore Inc.[a,b]	9,108	279,251
Cornerstone OnDemand Inc.[a]	10,309	473,699
CoStar Group Inc.[a]	6,630	1,435,594
Cvent Inc.[a]	4,754	150,749

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2016

Security	Shares	Value
eBay Inc.[a]	213,124	$7,011,780
Endurance International Group Holdings Inc.[a]	13,060	114,275
Envestnet Inc.[a]	8,692	316,823
Facebook Inc. Class Aa	471,705	60,505,600
GoDaddy Inc. Class Aa,b	9,542	329,485
Gogo Inc.[a,b]	11,355	125,359
GrubHub Inc.[a]	17,304	743,899
IAC/InterActiveCorp	15,012	937,800
j2 Global Inc.	9,756	649,847
LinkedIn Corp. Class Aa	24,227	4,630,264
LogMeIn Inc.[b]	5,156	466,051
New Relic Inc.[a,b]	6,172	236,511
NIC Inc.	12,730	299,155
Pandora Media Inc.[a]	46,468	665,887
Rackspace Hosting Inc.[a]	21,566	683,427
Shutterstock Inc.[a]	3,873	246,710
Stamps.com Inc.[a]	3,263	308,386
Twitter Inc.[a]	120,926	2,787,344
VeriSign Inc.[a,b]	18,894	1,478,267
Web.com Group Inc.[a,b]	10,292	177,743
WebMD Health Corp.[a,b]	7,926	393,922
Yahoo! Inc.[a]	177,762	7,661,542
Yelp Inc.[a]	12,039	502,026
Zillow Group Inc. Class Aa	9,152	315,286
Zillow Group Inc. Class Ca,b	21,473	744,040

		178,761,762
IT SERVICES — 17.25%
Accenture PLC Class A	126,425	15,445,342
Acxiom Corp.[a]	15,560	414,674
Alliance Data Systems Corp.[a]	11,902	2,553,336
Automatic Data Processing Inc.	92,615	8,168,643
Black Knight Financial Services Inc. Class Aa,b	4,758	194,602
Blackhawk Network Holdings Inc.[a]	11,432	344,903
Booz Allen Hamilton Holding Corp.	25,813	815,949
Broadridge Financial Solutions Inc.	24,064	1,631,299
CACI International Inc. Class Aa	4,912	495,621
Cardtronics PLC Class Aa	9,121	406,797
Cognizant Technology Solutions Corp. Class Aa	123,173	5,876,584
Computer Sciences Corp.	28,548	1,490,491
Convergys Corp.	19,686	598,848

Security	Shares	Value
CoreLogic Inc./U.S.[a]	17,843	$699,802
CSRA Inc.	29,581	795,729
DST Systems Inc.	6,629	781,692
EPAM Systems Inc.[a,b]	9,099	630,652
Euronet Worldwide Inc.[a]	10,587	866,334
EVERTEC Inc.	12,925	216,881
ExlService Holdings Inc.[a]	6,894	343,597
Fidelity National Information Services Inc.	66,618	5,131,584
First Data Corp. Class Aa	36,768	483,867
Fiserv Inc.[a]	44,703	4,446,607
FleetCor Technologies Inc.[a]	24,519	4,259,686
Gartner Inc.[a]	16,798	1,485,783
Genpact Ltd.[a]	28,697	687,293
Global Payments Inc.	31,188	2,393,991
International Business Machines Corp.	176,633	28,058,152
Jack Henry & Associates Inc.	15,920	1,361,956
Leidos Holdings Inc.	28,940	1,252,523
ManTech International Corp./VA Class A	5,165	194,669
MasterCard Inc. Class A	194,734	19,818,079
MAXIMUS Inc.	13,298	752,135
NeuStar Inc. Class Aa,b	10,366	275,632
Paychex Inc.	65,247	3,775,844
PayPal Holdings Inc.[a]	227,914	9,337,637
Sabre Corp.	41,778	1,177,304
Science Applications International Corp.	9,102	631,406
Syntel Inc.[a]	5,649	236,750
TeleTech Holdings Inc.	3,209	93,029
Teradata Corp.[a]	26,611	824,941
Total System Services Inc.	33,652	1,586,692
Travelport Worldwide Ltd.	23,303	350,244
Vantiv Inc. Class Aa	31,826	1,790,849
Virtusa Corp.[a]	5,495	135,617
Visa Inc. Class A	383,072	31,680,054
Western Union Co. (The)	99,184	2,065,011
WEX Inc.[a]	7,801	843,210
Xerox Corp.	173,338	1,755,914

		169,658,235

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.44%
Advanced Energy Industries Inc.[a]	7,981	377,661
Advanced Micro Devices Inc.[a]	149,011	1,029,666

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2016

Security	Shares	Value
Amkor Technology Inc.[a]	25,481	$247,675
Analog Devices Inc.	62,376	4,020,133
Applied Materials Inc.	219,381	6,614,337
Broadcom Ltd.	80,322	13,857,152
Cabot Microelectronics Corp.	4,910	259,788
Cavium Inc.[a]	13,367	777,959
Cirrus Logic Inc.[a]	12,788	679,682
Cree Inc.[a,b]	20,552	528,597
Cypress Semiconductor Corp.	65,275	793,744
Diodes Inc.[a]	7,981	170,315
Entegris Inc.[a]	28,607	498,334
First Solar Inc.[a]	15,733	621,296
Integrated Device Technology Inc.[a]	27,434	633,725
Intel Corp.	960,703	36,266,538
Intersil Corp. Class A	27,651	606,386
KLA-Tencor Corp.	31,210	2,175,649
Lam Research Corp.	32,601	3,087,641
Linear Technology Corp.	48,675	2,885,941
MACOM Technology Solutions Holdings Inc.[a]	5,111	216,400
Marvell Technology Group Ltd.	90,501	1,200,948
Maxim Integrated Products Inc.	57,878	2,311,069
Microchip Technology Inc.	43,734	2,717,631
Micron Technology Inc.[a]	193,579	3,441,835
Microsemi Corp.[a]	23,113	970,284
MKS Instruments Inc.	10,982	546,135
Monolithic Power Systems Inc.	7,610	612,605
NVIDIA Corp.	108,592	7,440,724
ON Semiconductor Corp.[a]	84,778	1,044,465
Power Integrations Inc.	5,836	367,843
Qorvo Inc.[a,b]	25,961	1,447,066
QUALCOMM Inc.	299,260	20,499,310
Rambus Inc.[a,b]	22,508	281,350
Semtech Corp.[a]	13,218	366,535
Silicon Laboratories Inc.[a]	8,448	496,742
Skyworks Solutions Inc.	38,133	2,903,447
SunPower Corp.[a,b]	11,249	100,341
Synaptics Inc.[a,b]	7,085	415,039
Teradyne Inc.	40,993	884,629
Tessera Technologies Inc.	9,863	379,134
Texas Instruments Inc.	203,732	14,297,912
Veeco Instruments Inc.[a]	8,456	165,991
Xilinx Inc.	51,423	2,794,326

		142,033,980

Security	Shares	Value
SOFTWARE — 19.97%
ACI Worldwide Inc.[a]	24,080	$466,670
Activision Blizzard Inc.	138,668	6,142,992
Adobe Systems Inc.[a]	101,195	10,983,705
ANSYS Inc.[a]	17,739	1,642,809
Aspen Technology Inc.[a,b]	16,522	773,064
Autodesk Inc.[a]	39,612	2,865,136
Barracuda Networks Inc.[a]	5,704	145,338
Blackbaud Inc.	9,673	641,707
CA Inc.	63,844	2,111,960
Cadence Design Systems Inc.[a]	59,465	1,518,141
CDK Global Inc.	30,543	1,751,947
Citrix Systems Inc.[a]	31,699	2,701,389
CommVault Systems Inc.[a]	8,487	450,914
Dell Technologies Inc. – VMware Inc. Class Va	45,320	2,166,296
Ebix Inc.	4,565	259,520
Electronic Arts Inc.[a]	61,159	5,222,979
Ellie Mae Inc.[a]	6,820	718,146
Fair Isaac Corp.	6,274	781,678
FireEye Inc.[a,b]	30,425	448,160
Fortinet Inc.[a]	29,768	1,099,332
Guidewire Software Inc.[a]	14,677	880,326
HubSpot Inc.[a]	6,127	353,038
Imperva Inc.[a]	5,763	309,531
Infoblox Inc.[a]	10,950	288,752
Intuit Inc.	49,719	5,469,587
Manhattan Associates Inc.[a,b]	14,564	839,178
Mentor Graphics Corp.	21,965	580,755
Microsoft Corp.	1,427,029	82,196,870
MicroStrategy Inc. Class Aa	1,895	317,299
NetSuite Inc.[a,b]	7,695	851,760
Nuance Communications Inc.[a]	50,542	732,859
Open Text Corp.	24,692	1,601,523
Oracle Corp.	611,159	24,006,326
Paycom Software Inc.[a]	8,140	408,058
Paylocity Holding Corp.[a,b]	4,863	216,209
Pegasystems Inc.	7,517	221,676
Progress Software Corp.[a]	9,712	264,166
Proofpoint Inc.[a,b]	8,585	642,587
PTC Inc.[a]	23,393	1,036,544
RealPage Inc.[a]	10,795	277,432
Red Hat Inc.[a]	36,781	2,973,008
salesforce.com inc.[a]	130,745	9,326,041
ServiceNow Inc.[a,b]	33,421	2,645,272
Splunk Inc.[a,b]	26,984	1,583,421

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2016

Security	Shares	Value
SS&C Technologies Holdings Inc.	33,836	$1,087,827
Symantec Corp.	125,163	3,141,591
Synchronoss Technologies Inc.[a]	8,526	351,101
Synopsys Inc.[a]	30,701	1,822,104
Tableau Software Inc. Class Aa	11,112	614,160
Take-Two Interactive Software Inc.[a]	17,391	783,986
TiVo Corp.[a]	23,801	463,643
Tyler Technologies Inc.[a]	6,722	1,151,008
Ultimate Software Group Inc. (The)[a]	5,886	1,203,040
Verint Systems Inc.[a]	12,542	471,955
VMware Inc. Class Aa,b	16,193	1,187,757
Workday Inc. Class Aa,b	24,192	2,218,165
Zendesk Inc.[a]	14,829	455,399
Zynga Inc. Class Aa	155,370	452,127

		196,317,964
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.43%
3D Systems Corp.[a,b]	21,692	389,371
Apple Inc.	776,670	87,802,543
BlackBerry Ltd.[a,b]	96,673	771,451
Cray Inc.[a]	8,209	193,240
Diebold Inc.	15,288	378,990
Electronics For Imaging Inc.[a]	9,610	470,121
Hewlett Packard Enterprise Co.	337,206	7,671,437
HP Inc.	347,414	5,395,339
Lexmark International Inc. Class A	12,556	501,738
NCR Corp.[a]	25,344	815,823
NetApp Inc.	56,692	2,030,707
Nimble Storage Inc.[a]	12,033	106,251
Seagate Technology PLC	60,763	2,342,414

Security	Shares	Value
Super Micro Computer Inc.[a]	7,632	$178,360
Western Digital Corp.	57,798	3,379,449

		112,427,234

TOTAL COMMON STOCKS
(Cost: $774,266,722)		982,205,283

SHORT-TERM INVESTMENTS — 2.13%

MONEY MARKET FUNDS — 2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	19,818,276	19,818,276
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	1,158,652	1,158,652

		20,976,928

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,976,928)		20,976,928

TOTAL INVESTMENTS IN SECURITIES — 102.02%
(Cost: $795,243,650)[f]		1,003,182,211
Other Assets, Less Liabilities — (2.02)%		(19,861,487)

NET ASSETS — 100.00%		$983,320,724

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $803,627,607. Net unrealized appreciation was $199,554,604, of which $227,264,392 represented gross unrealized appreciation on securities and $27,709,788 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$982,205,283	$—	$—	$982,205,283
Money market funds	20,976,928	—	—	20,976,928

Total	$1,003,182,211	$—	$—	$1,003,182,211

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

COMMUNICATIONS EQUIPMENT — 99.88%
ADTRAN Inc.	38,939	$745,292
Arista Networks Inc.[a]	32,868	2,796,409
ARRIS International PLC[a]	106,575	3,019,270
Brocade Communications Systems Inc.	322,513	2,976,795
Ciena Corp.[a,b]	111,119	2,422,394
Cisco Systems Inc.	180,072	5,711,884
CommScope Holding Co. Inc.[a]	108,295	3,260,762
EchoStar Corp. Class Aa,b	37,165	1,628,942
F5 Networks Inc.[a,b]	25,063	3,123,852
Finisar Corp.[a]	88,621	2,640,906
Harris Corp.	61,065	5,594,165
Infinera Corp.[a,b]	115,200	1,040,256
InterDigital Inc./PA	27,557	2,182,514
Ixia[a]	50,371	629,638
Juniper Networks Inc.	241,348	5,806,833
Lumentum Holdings Inc.[a]	43,987	1,837,337
Motorola Solutions Inc.	73,244	5,587,052
NETGEAR Inc.[a,b]	26,357	1,594,335
NetScout Systems Inc.[a,b]	74,011	2,164,822
Palo Alto Networks Inc.[a,b]	38,556	6,143,127
Plantronics Inc.	26,698	1,387,228
Ubiquiti Networks Inc.[a,b]	20,681	1,106,434
ViaSat Inc.[a,b]	36,481	2,723,307
Viavi Solutions Inc.[a]	186,891	1,381,125

		67,504,679

TOTAL COMMON STOCKS
(Cost: $68,278,284)		67,504,679

Security	Shares	Value
SHORT-TERM INVESTMENTS — 12.39%

MONEY MARKET FUNDS — 12.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	7,041,918	$7,041,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	1,334,562	1,334,562

		8,376,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,376,480)		8,376,480

TOTAL INVESTMENTS IN SECURITIES — 112.27%
(Cost: $76,654,764)[f]		75,881,159
Other Assets, Less Liabilities — (12.27)%		(8,295,023)

NET ASSETS — 100.00%		$67,586,136

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $77,440,288. Net unrealized depreciation was $1,559,129, of which $1,635,214 represented gross unrealized appreciation on securities and $3,194,343 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$67,504,679	$—	$—	$67,504,679
Money market funds	8,376,480	—	—	8,376,480

Total	$75,881,159	$—	$—	$75,881,159

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 100.00%

APPLICATION SOFTWARE — 54.00%
ACI Worldwide Inc.[a,b]	172,426	$3,341,616
Adobe Systems Inc.[a,b]	599,364	65,054,969
ANSYS Inc.[a]	127,450	11,803,144
Aspen Technology Inc.[a,b]	119,985	5,614,098
Autodesk Inc.[a]	285,040	20,616,943
Blackbaud Inc.	69,721	4,625,291
Cadence Design Systems Inc.[a]	427,321	10,909,505
CDK Global Inc.	219,367	12,582,891
Citrix Systems Inc.[a]	227,334	19,373,403
Ebix Inc.	33,222	1,888,671
Ellie Mae Inc.[a,b]	48,625	5,120,213
Fair Isaac Corp.	45,204	5,631,966
Guidewire Software Inc.[a]	106,213	6,370,656
HubSpot Inc.[a]	44,307	2,552,969
Intuit Inc.	330,080	36,312,101
Manhattan Associates Inc.[a,b]	104,879	6,043,128
Mentor Graphics Corp.	158,908	4,201,528
MicroStrategy Inc. Class Aa,b	13,702	2,294,263
Nuance Communications Inc.[a]	364,946	5,291,717
Open Text Corp.	177,465	11,510,380
Paycom Software Inc.[a,b]	59,062	2,960,778
Paylocity Holding Corp.[a,b]	35,672	1,585,977
Pegasystems Inc.	53,339	1,572,967
PTC Inc.[a]	168,245	7,454,936
RealPage Inc.[a]	78,411	2,015,163
salesforce.com inc.[a]	815,484	58,168,474
Splunk Inc.[a]	194,185	11,394,776
SS&C Technologies Holdings Inc.	243,610	7,832,062
Synchronoss Technologies Inc.[a]	61,186	2,519,639
Synopsys Inc.[a]	221,092	13,121,810
Tyler Technologies Inc.[a,b]	48,375	8,283,251
Ultimate Software Group Inc. (The)[a,b]	42,323	8,650,398
Verint Systems Inc.[a]	91,473	3,442,129
Workday Inc. Class Aa,b	173,780	15,933,888
Zendesk Inc.[a,b]	107,657	3,306,146

		389,381,846
HOME ENTERTAINMENT SOFTWARE — 11.92%
Activision Blizzard Inc.	979,630	43,397,609
Electronic Arts Inc.[a]	393,641	33,616,942
Take-Two Interactive Software Inc.[a]	126,039	5,681,838

Security	Shares	Value
Zynga Inc. Class Aa	1,125,300	$3,274,623

		85,971,012
SYSTEMS SOFTWARE — 34.08%
Barracuda Networks Inc.[a]	42,289	1,077,524
CA Inc.	458,900	15,180,412
CommVault Systems Inc.[a]	60,791	3,229,826
FireEye Inc.[a,b]	222,324	3,274,833
Fortinet Inc.[a]	214,781	7,931,862
Imperva Inc.[a]	42,514	2,283,427
Infoblox Inc.[a]	78,272	2,064,033
Microsoft Corp.	1,063,259	61,243,718
NetSuite Inc.[a]	55,379	6,129,902
Oracle Corp.	1,499,605	58,904,484
Progress Software Corp.[a]	71,761	1,951,899
Proofpoint Inc.[a]	61,667	4,615,775
Red Hat Inc.[a,b]	264,342	21,366,764
ServiceNow Inc.[a]	240,155	19,008,268
Symantec Corp.	898,433	22,550,668
Tableau Software Inc. Class Aa	80,823	4,467,087
TiVo Corp.[a]	99,208	1,932,572
VMware Inc. Class Aa,b	116,465	8,542,708

		245,755,762

TOTAL COMMON STOCKS
(Cost: $735,360,911)		721,108,620

SHORT-TERM INVESTMENTS — 3.50%

MONEY MARKET FUNDS — 3.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	24,859,675	24,859,675
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	382,408	382,408

		25,242,083

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,242,083)		25,242,083

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 103.50%
(Cost: $760,602,994)[f]	$746,350,703
Other Assets, Less Liabilities — (3.50)%	(25,237,337)

NET ASSETS — 100.00%	$721,113,366

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $764,835,362. Net unrealized depreciation was $18,484,659, of which $9,463,225 represented gross unrealized appreciation on securities and $27,947,884 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$721,108,620	$—	$—	$721,108,620
Money market funds	25,242,083	—	—	25,242,083

Total	$746,350,703	$—	$—	$746,350,703

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.69%

SEMICONDUCTOR EQUIPMENT — 12.25%
Applied Materials Inc.	649,983	$19,596,987
ASML Holding NV NYS[a,b]	100,611	11,024,953
Lam Research Corp.	207,853	19,685,758
MKS Instruments Inc.	86,751	4,314,127
Teradyne Inc.	325,501	7,024,312

		61,646,137
SEMICONDUCTORS — 87.44%
Advanced Micro Devices Inc.[c]	1,278,018	8,831,104
Analog Devices Inc.	310,026	19,981,176
Broadcom Ltd.	219,495	37,867,277
Cavium Inc.[c]	93,433	5,437,801
Cirrus Logic Inc.[c]	100,795	5,357,254
Cree Inc.[c]	163,471	4,204,474
Cypress Semiconductor Corp.	517,465	6,292,374
Integrated Device Technology Inc.[c]	217,159	5,016,373
Intel Corp.	1,078,774	40,723,719
Marvell Technology Group Ltd.	819,487	10,874,593
Maxim Integrated Products Inc.	453,225	18,097,274
Microchip Technology Inc.	313,315	19,469,394
Micron Technology Inc.[c]	980,701	17,436,864
Microsemi Corp.[c]	181,932	7,637,505
Monolithic Power Systems Inc.	65,408	5,265,344
NVIDIA Corp.	602,811	41,304,610
NXP Semiconductors NVb,c	220,400	22,483,004
ON Semiconductor Corp.[c]	667,639	8,225,313
Qorvo Inc.[c]	204,907	11,421,516
QUALCOMM Inc.	613,920	42,053,520
Silicon Motion Technology Corp. ADR	57,513	2,978,598
Skyworks Solutions Inc.	259,079	19,726,275
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	674,740	20,640,297
Texas Instruments Inc.	556,804	39,076,505
Xilinx Inc.	357,827	19,444,319

		439,846,483

TOTAL COMMON STOCKS
(Cost: $489,162,925)		501,492,620

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.27%

MONEY MARKET FUNDS — 4.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	20,624,386	$20,624,386
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	872,378	872,378

		21,496,764

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,496,764)		21,496,764

TOTAL INVESTMENTS IN SECURITIES — 103.96%
(Cost: $510,659,689)[g]		522,989,384
Other Assets, Less Liabilities — (3.96)%		(19,947,449)

NET ASSETS — 100.00%		$503,041,935

ADR  —   American Depositary Receipts

NYS  —  New York Registered Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $516,631,181. Net unrealized appreciation was $6,358,203, of which $19,662,929 represented gross unrealized appreciation on securities and $13,304,726 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

September 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$501,492,620	$—	$—	$501,492,620
Money market funds	21,496,764	—	—	21,496,764

Total	$522,989,384	$—	$—	$522,989,384

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2016

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,470,902,706	$1,423,760,362	$774,266,722
Affiliated (Note 2)	1,111,021,207	23,519,924	20,976,928

Total cost of investments	$10,581,923,913	$1,447,280,286	$795,243,650

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,564,838,470	$1,109,710,019	$982,205,283
Affiliated (Note 2)	1,111,021,207	23,519,924	20,976,928

Total fair value of investments	8,675,859,677	1,133,229,943	1,003,182,211
Cash	—	20,595	48,442
Receivables:
Investment securities sold	55,472	564,239	—
Due from custodian (Note 4)	55,590	—	—
Dividends and interest	1,239,893	1,292,486	239,088
Capital shares sold	14,408	—	37,020
Tax reclaims	19,628	—	—

Total Assets	8,677,244,668	1,135,107,263	1,003,506,761

LIABILITIES
Payables:
Investment securities purchased	55,590	812,923	—
Collateral for securities on loan (Note 1)	1,107,524,223	22,968,150	19,818,276
Capital shares redeemed	95,063	—	—
Investment advisory fees (Note 2)	2,891,389	426,495	367,761

Total Liabilities	1,110,566,265	24,207,568	20,186,037

NET ASSETS	$7,566,678,403	$1,110,899,695	$983,320,724

Net assets consist of:
Paid-in capital	$9,756,367,630	$1,805,945,191	$765,726,556
Undistributed (distributions in excess of) net investment income	(499,174)	(797,910)	2,975,502
Undistributed net realized gain (accumulated net realized loss)	(283,125,817)	(380,199,518)	6,680,105
Net unrealized appreciation (depreciation)	(1,906,064,236)	(314,048,068)	207,938,561

NET ASSETS	$7,566,678,403	$1,110,899,695	$983,320,724

Shares outstanding[b]	26,150,000	32,250,000	7,950,000

Net asset value per share	$289.36	$34.45	$123.69

[a]	Securities on loan with values of $1,077,204,462, $22,290,678 and $19,381,233, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2016

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments, at cost:
Unaffiliated	$68,278,284	$735,360,911	$489,162,925
Affiliated (Note 2)	8,376,480	25,242,083	21,496,764

Total cost of investments	$76,654,764	$760,602,994	$510,659,689

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$67,504,679	$721,108,620	$501,492,620
Affiliated (Note 2)	8,376,480	25,242,083	21,496,764

Total fair value of investments	75,881,159	746,350,703	522,989,384
Cash	40,638	—	90,731
Receivables:
Dividends and interest	48,802	27,903	113,823
Capital shares sold	—	158,412	1,489,568

Total Assets	75,970,599	746,537,018	524,683,506

LIABILITIES
Payables:
Investment securities purchased	1,318,683	—	—
Collateral for securities on loan (Note 1)	7,041,918	24,859,675	20,624,386
Capital shares redeemed	—	300,845	847,807
Investment advisory fees (Note 2)	23,862	263,132	169,378

Total Liabilities	8,384,463	25,423,652	21,641,571

NET ASSETS	$67,586,136	$721,113,366	$503,041,935

Net assets consist of:
Paid-in capital	$160,828,558	$705,583,117	$498,415,230
Undistributed (distributions in excess of) net investment income	(6,377)	(123,543)	65,168
Undistributed net realized gain (accumulated net realized loss)	(92,462,440)	29,906,083	(7,768,158)
Net unrealized appreciation (depreciation)	(773,605)	(14,252,291)	12,329,695

NET ASSETS	$67,586,136	$721,113,366	$503,041,935

Shares outstanding[b]	1,650,000	6,350,000	4,450,000

Net asset value per share	$40.96	$113.56	$113.04

[a]	Securities on loan with values of $6,860,003, $24,306,239 and $20,178,090, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$13,790,992	$12,027,089	$5,725,333
Dividends — affiliated (Note 2)	5,115	1,303	1,735
Securities lending income — affiliated — net (Note 2)	8,416,375	55,710	61,545

Total investment income	22,212,482	12,084,102	5,788,613

EXPENSES
Investment advisory fees (Note 2)	16,511,878	2,581,343	2,040,994

Total expenses	16,511,878	2,581,343	2,040,994

Net investment income	5,700,604	9,502,759	3,747,619

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(244,978,709)	(49,637,670)	(2,188,949)
In-kind redemptions — unaffiliated	290,956,349	(7,060,896)	42,302,081
Foreign currency transactions	—	12,268	—
Realized gain distributions from affiliated funds	2	1	—

Net realized gain (loss)	45,977,642	(56,686,297)	40,113,132

Net change in unrealized appreciation/depreciation	633,127,268	214,407,176	53,263,730

Net realized and unrealized gain	679,104,910	157,720,879	93,376,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$684,805,514	$167,223,638	$97,124,481

[a]	Net of foreign withholding tax of $64,785, $275,833 and $1,578, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2016

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$358,560	$2,236,590	$4,570,269
Dividends — affiliated (Note 2)	110	618	539
Securities lending income — affiliated — net (Note 2)	10,101	116,045	18,138

Total investment income	368,771	2,353,253	4,588,946

EXPENSES
Investment advisory fees (Note 2)	143,932	1,779,180	1,081,005

Total expenses	143,932	1,779,180	1,081,005

Net investment income	224,839	574,073	3,507,941

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,097,592)	(6,199,699)	(23,833,791)
In-kind redemptions — unaffiliated	2,938,573	76,916,922	66,574,500
Realized gain distributions from affiliated funds	—	—	1

Net realized gain (loss)	(159,019)	70,717,223	42,740,710

Net change in unrealized appreciation/depreciation	6,484,777	19,835,404	53,338,348

Net realized and unrealized gain	6,325,758	90,552,627	96,079,058

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,550,597	$91,126,700	$99,586,999

[a]	Net of foreign withholding tax of $ —, $13,511 and $162,386, respectively.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF
	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,700,604	$6,319,305
Net realized gain	45,977,642	1,096,620,994
Net change in unrealized appreciation/depreciation	633,127,268	(3,132,927,892)

Net increase (decrease) in net assets resulting from operations	684,805,514	(2,029,987,593)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,162,804)	(6,085,798)

Total distributions to shareholders	(6,162,804)	(6,085,798)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,012,577,189	15,821,536,779
Cost of shares redeemed	(5,511,573,705)	(15,750,766,704)

Net increase in net assets from capital share transactions	501,003,484	70,770,075

INCREASE IN NET ASSETS	1,179,646,194	(1,965,303,316)

NET ASSETS
Beginning of period	6,387,032,209	8,352,335,525

End of period	$7,566,678,403	$6,387,032,209

Distributions in excess of net investment income included in net assets at end of period	$(499,174)	$(36,974)

SHARES ISSUED AND REDEEMED
Shares sold	21,750,000	48,650,000
Shares redeemed	(20,100,000)	(48,450,000)

Net increase in shares outstanding	1,650,000	200,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Natural Resources ETF
	Six months ended September 30, 2016 (Unaudited)	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,502,759	$25,496,067	$43,272,119
Net realized loss	(56,686,297)	(194,574,814)	(24,802,757)
Net change in unrealized appreciation/depreciation	214,407,176	(58,181,227)	(782,077,769)

Net increase (decrease) in net assets resulting from operations	167,223,638	(227,259,974)	(763,608,407)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,360,540)	(29,675,012)	(41,026,019)

Total distributions to shareholders	(9,360,540)	(29,675,012)	(41,026,019)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,706,103	556,303,270	524,355,084
Cost of shares redeemed	(126,766,672)	(1,194,246,899)	(212,928,181)

Net increase (decrease) in net assets from capital share transactions	(81,060,569)	(637,943,629)	311,426,903

INCREASE (DECREASE) IN NET ASSETS	76,802,529	(894,878,615)	(493,207,523)

NET ASSETS
Beginning of period	1,034,097,166	1,928,975,781	2,422,183,304

End of period	$1,110,899,695	$1,034,097,166	$1,928,975,781

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(797,910)	$(940,129)	$674,899

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	18,600,000	13,350,000
Shares redeemed	(3,950,000)	(42,200,000)	(5,350,000)

Net increase (decrease) in shares outstanding	(2,550,000)	(23,600,000)	8,000,000

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech ETF
	Six months ended September 30, 2016 (Unaudited)	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,747,619	$6,072,083	$6,615,211
Net realized gain	40,113,132	72,285,357	50,981,039
Net change in unrealized appreciation/depreciation	53,263,730	(57,649,154)	38,235,343

Net increase in net assets resulting from operations	97,124,481	20,708,286	95,831,593

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,828,079)	(6,242,558)	(6,741,637)

Total distributions to shareholders	(3,828,079)	(6,242,558)	(6,741,637)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	135,993,835	196,186,412	123,600,299
Cost of shares redeemed	(108,953,755)	(171,165,517)	(105,532,958)

Net increase in net assets from capital share transactions	27,040,080	25,020,895	18,067,341

INCREASE IN NET ASSETS	120,336,482	39,486,623	107,157,297

NET ASSETS
Beginning of period	862,984,242	823,497,619	716,340,322

End of period	$983,320,724	$862,984,242	$823,497,619

Undistributed net investment income included in net assets at end of period	$2,975,502	$3,055,962	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,800,000	1,200,000
Shares redeemed	(1,000,000)	(1,650,000)	(1,050,000)

Net increase in shares outstanding	150,000	150,000	150,000

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Multimedia Networking ETF
	Six months ended September 30, 2016 (Unaudited)	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$224,839	$708,904	$1,217,804
Net realized gain (loss)	(159,019)	(4,087,329)	22,909,938
Net change in unrealized appreciation/depreciation	6,484,777	(12,221,616)	658,929

Net increase (decrease) in net assets resulting from operations	6,550,597	(15,600,041)	24,786,671

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(231,216)	(765,283)	(1,271,995)

Total distributions to shareholders	(231,216)	(765,283)	(1,271,995)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	316,850,123	291,226,013	30,829,122
Cost of shares redeemed	(308,603,792)	(373,631,384)	(226,585,564)

Net increase (decrease) in net assets from capital share transactions	8,246,331	(82,405,371)	(195,756,442)

INCREASE (DECREASE) IN NET ASSETS	14,565,712	(98,770,695)	(172,241,766)

NET ASSETS
Beginning of period	53,020,424	151,791,119	324,032,885

End of period	$67,586,136	$53,020,424	$151,791,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,377)	$—	$50,359

SHARES ISSUED AND REDEEMED
Shares sold	8,750,000	8,500,000	850,000
Shares redeemed	(8,550,000)	(10,900,000)	(6,500,000)

Net increase (decrease) in shares outstanding	200,000	(2,400,000)	(5,650,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Software ETF
	Six months ended September 30, 2016 (Unaudited)	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$574,073	$6,320,109	$2,954,865
Net realized gain	70,717,223	80,470,954	161,609,716
Net change in unrealized appreciation/depreciation	19,835,404	(132,403,949)	55,415,406

Net increase (decrease) in net assets resulting from operations	91,126,700	(45,612,886)	219,979,987

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(698,159)	(6,319,566)	(3,012,527)

Total distributions to shareholders	(698,159)	(6,319,566)	(3,012,527)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,488,354,572	599,066,096	658,515,276
Cost of shares redeemed	(1,567,350,244)	(918,091,920)	(770,032,664)

Net decrease in net assets from capital share transactions	(78,995,672)	(319,025,824)	(111,517,388)

INCREASE (DECREASE) IN NET ASSETS	11,432,869	(370,958,276)	105,450,072

NET ASSETS
Beginning of period	709,680,497	1,080,638,773	975,188,701

End of period	$721,113,366	$709,680,497	$1,080,638,773

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(123,543)	$543	$—

SHARES ISSUED AND REDEEMED
Shares sold	13,900,000	6,150,000	7,050,000
Shares redeemed	(14,600,000)	(9,650,000)	(8,000,000)

Net decrease in shares outstanding	(700,000)	(3,500,000)	(950,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares PHLX Semiconductor ETF
	Six months ended September 30, 2016 (Unaudited)	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,507,941	$2,877,255	$8,571,083
Net realized gain (loss)	42,740,710	(15,212,945)	104,969,304
Net change in unrealized appreciation/depreciation	53,338,348	28,156,770	(68,151,543)

Net increase in net assets resulting from operations	99,586,999	15,821,080	45,388,844

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,442,773)	(3,603,683)	(9,730,336)

Total distributions to shareholders	(3,442,773)	(3,603,683)	(9,730,336)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,095,294,386	1,300,892,113	1,404,290,668
Cost of shares redeemed	(1,068,674,562)	(1,331,015,868)	(1,525,083,199)

Net increase (decrease) in net assets from capital share transactions	26,619,824	(30,123,755)	(120,792,531)

INCREASE (DECREASE) IN NET ASSETS	122,764,050	(17,906,358)	(85,134,023)

NET ASSETS
Beginning of period	380,277,885	398,184,243	483,318,266

End of period	$503,041,935	$380,277,885	$398,184,243

Undistributed net investment income included in net assets at end of period	$65,168	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	11,150,000	15,200,000	15,500,000
Shares redeemed	(10,850,000)	(15,600,000)	(16,800,000)

Net increase (decrease) in shares outstanding	300,000	(400,000)	(1,300,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012
Net asset value, beginning of period	$260.70	$343.72	$236.32	$159.94	$123.34	$100.16

Income from investment operations:
Net investment income (loss)[a]	0.23	0.26	0.08 [b]	(0.09)	0.32	0.03
Net realized and unrealized gain (loss)[c]	28.68	(83.03)	107.77	76.54	36.91	23.19

Total from investment operations	28.91	(82.77)	107.85	76.45	37.23	23.22

Less distributions from:
Net investment income	(0.25)	(0.25)	(0.45)	(0.07)	(0.63)	(0.04)

Total distributions	(0.25)	(0.25)	(0.45)	(0.07)	(0.63)	(0.04)

Net asset value, end of period	$289.36	$260.70	$343.72	$236.32	$159.94	$123.34

Total return	11.10%[d]	(24.09)%	45.69%	47.81%	30.28%	23.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,566,678	$6,387,032	$8,352,336	$5,045,510	$2,591,108	$1,837,827
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.16%	0.08%	0.03%[b]	(0.05)%	0.24%	0.03%
Portfolio turnover rate[f]	8%	24%	33%	39%	14%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Theravance Inc. Excluding such special distribution, the net investment loss would have been $(0.07) per share and (0.02)% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$29.72	$33.03	$48.06	$40.54	$36.56	$44.13	$32.93

Income from investment operations:
Net investment income[b]	0.29	0.51	0.78	0.66	0.64	0.51	0.41
Net realized and unrealized gain (loss)[c]	4.73	(3.16)	(15.08)	7.52	4.02	(7.59)	11.37

Total from investment operations	5.02	(2.65)	(14.30)	8.18	4.66	(7.08)	11.78

Less distributions from:
Net investment income	(0.29)	(0.66)	(0.73)	(0.66)	(0.68)	(0.49)	(0.58)

Total distributions	(0.29)	(0.66)	(0.73)	(0.66)	(0.68)	(0.49)	(0.58)

Net asset value, end of period	$34.45	$29.72	$33.03	$48.06	$40.54	$36.56	$44.13

Total return	16.92%[d]	(7.96)%[d]	(29.99)%	20.33%	12.84%	(16.04)%	35.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,110,900	$1,034,097	$1,928,976	$2,422,183	$2,000,529	$1,692,521	$2,224,242
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.77%	2.55%	1.96%	1.50%	1.62%	1.34%	1.00%
Portfolio turnover rate[f]	7%	9%	9%	7%	7%	8%	11%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$110.64	$107.65	$95.51	$77.54	$65.74	$61.97	$52.01

Income from investment operations:
Net investment income[b]	0.50	0.74	0.88	0.79	0.74	0.40	0.28
Net realized and unrealized gain[c]	13.07	3.01	12.16	17.98	11.78	3.80	9.98

Total from investment operations	13.57	3.75	13.04	18.77	12.52	4.20	10.26

Less distributions from:
Net investment income	(0.52)	(0.76)	(0.90)	(0.80)	(0.72)	(0.43)	(0.30)

Total distributions	(0.52)	(0.76)	(0.90)	(0.80)	(0.72)	(0.43)	(0.30)

Net asset value, end of period	$123.69	$110.64	$107.65	$95.51	$77.54	$65.74	$61.97

Total return	12.30%[d]	3.51%[d]	13.70%	24.29%	19.16%	6.80%	19.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$983,321	$862,984	$823,498	$716,340	$585,445	$479,902	$415,214
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.88%	1.05%	0.87%	0.90%	1.04%	0.64%	0.46%
Portfolio turnover rate[f]	4%	6%	6%	9%	9%	9%	12%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$36.57	$39.43	$34.11	$29.97	$24.52	$29.06	$27.42

Income from investment operations:
Net investment income (loss)[b]	0.14	0.22	0.21	0.14	0.33	0.15	(0.02)
Net realized and unrealized gain (loss)[c]	4.38	(2.80)	5.34	4.13	5.81	(4.53)	1.69

Total from investment operations	4.52	(2.58)	5.55	4.27	6.14	(4.38)	1.67

Less distributions from:
Net investment income	(0.13)	(0.28)	(0.23)	(0.13)	(0.69)	(0.14)	(0.03)
Return of capital	—	—	—	—	—	(0.02)	—

Total distributions	(0.13)	(0.28)	(0.23)	(0.13)	(0.69)	(0.16)	(0.03)

Net asset value, end of period	$40.96	$36.57	$39.43	$34.11	$29.97	$24.52	$29.06

Total return	12.39%[d]	(6.54)%[d]	16.31%	14.25%	25.16%	(15.12)%	6.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$67,586	$53,020	$151,791	$324,033	$227,783	$197,422	$194,675
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.75%	0.92%	0.59%	0.44%	1.18%	0.54%	(0.05)%
Portfolio turnover rate[f]	20%	26%	23%	30%	25%	33%	28%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Software ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$100.66	$102.43	$84.80	$73.32	$59.36	$59.10	$47.24

Income from investment operations:
Net investment income (loss)[b]	0.08	0.68 [c]	0.24	0.23	0.25	0.09	(0.07)
Net realized and unrealized gain (loss)[d]	12.92	(1.58)	17.63	11.59	13.88	0.27	11.93

Total from investment operations	13.00	(0.90)	17.87	11.82	14.13	0.36	11.86

Less distributions from:
Net investment income	(0.10)	(0.87)	(0.24)	(0.34)	(0.17)	(0.10)	—

Total distributions	(0.10)	(0.87)	(0.24)	(0.34)	(0.17)	(0.10)	—

Net asset value, end of period	$113.56	$100.66	$102.43	$84.80	$73.32	$59.36	$59.10

Total return	12.92%[e]	(0.86)%[e]	21.10%	16.14%	23.84%	0.61%	25.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$721,113	$709,680	$1,080,639	$975,189	$729,551	$599,532	$585,114
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	0.15%	1.04%[c]	0.25%	0.29%	0.38%	0.16%	(0.12)%
Portfolio turnover rate[g]	5%	9%	15%	13%	15%	10%	18%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Six months ended Sep. 30, 2016 (Unaudited)	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011
Net asset value, beginning of period	$91.63	$87.51	$82.62	$64.95	$52.19	$52.40	$45.98

Income from investment operations:
Net investment income[b]	0.76	0.68	1.45 [c]	0.87	0.75	0.55	0.44
Net realized and unrealized gain (loss)[d]	21.41	4.36	4.96	17.78	12.76	(0.32)	6.49

Total from investment operations	22.17	5.04	6.41	18.65	13.51	0.23	6.93

Less distributions from:
Net investment income	(0.76)	(0.92)	(1.52)	(0.98)	(0.75)	(0.44)	(0.51)

Total distributions	(0.76)	(0.92)	(1.52)	(0.98)	(0.75)	(0.44)	(0.51)

Net asset value, end of period	$113.04	$91.63	$87.51	$82.62	$64.95	$52.19	$52.40

Total return	24.28%[e]	5.84%[e]	7.65%	28.89%[f]	26.15%	0.45%	15.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$503,042	$380,278	$398,184	$483,318	$207,826	$208,750	$165,054
Ratio of expenses to average net assets[g]	0.48%	0.48%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[g]	1.56%	1.19%	1.59%[c]	1.16%	1.33%	1.06%	0.81%
Portfolio turnover rate[h]	27%	30%	21%	34%	16%	27%	52%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 28.87%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Nasdaq Biotechnology	Non-diversified
North American Natural Resources	Non-diversified
North American Tech	Non-diversified
North American Tech-Multimedia Networking	Non-diversified
North American Tech-Software	Non-diversified
PHLX Semiconductor	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Nasdaq Biotechnology
Barclays Capital Inc.	$20,720,451	$20,720,451	$—
BNP Paribas Prime Brokerage Inc.	5,951,679	5,951,679	—
BNP Paribas Prime Brokerage International Ltd.	33,834,028	33,834,028	—
Citigroup Global Markets Inc.	55,222,416	55,222,416	—
Credit Suisse Securities (USA) LLC	54,694,431	54,694,431	—
Deutsche Bank Securities Inc.	177,920,851	177,920,851	—
Goldman Sachs & Co.	212,705,574	212,705,574	—
HSBC Bank PLC	4,642,820	4,642,820	—
Jefferies LLC	4,360,920	4,360,920	—
JPMorgan Securities LLC	154,678,391	154,678,391	—
Merrill Lynch, Pierce, Fenner & Smith	64,710,439	64,710,439	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	120,351,179	120,351,179	—
National Financial Services LLC	18,591,280	18,591,280	—
Nomura Securities International Inc.	632,222	632,222	—
RBC Capital Markets LLC	8,536,308	8,536,308	—
Scotia Capital (USA) Inc.	15,289,754	15,289,754	—
SG Americas Securities LLC	11,474,168	11,474,168	—
State Street Bank & Trust Company	57,803,966	57,803,966	—
Timber Hill LLC	63,778	63,778	—
UBS AG	2,987,997	2,987,997	—
UBS Securities LLC	20,273,797	20,273,797	—
Wells Fargo Securities LLC	31,758,013	31,758,013	—

	$1,077,204,462	$1,077,204,462	$—

North American Natural Resources
BNP Paribas Prime Brokerage Inc.	$2,028,790	$2,028,790	$—
BNP Paribas Prime Brokerage International Ltd.	651,776	651,776	—
Citigroup Global Markets Inc.	4,708,514	4,708,514	—
Deutsche Bank Securities Inc.	319,792	319,792	—
Goldman Sachs & Co.	438,830	438,830	—
Jefferies LLC	89,346	89,346	—
JPMorgan Securities LLC	4,407,121	4,407,121	—
Merrill Lynch, Pierce, Fenner & Smith	2,902,566	2,902,566	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	745,127	745,127	—
Scotia Capital (USA) Inc.	1,889,786	1,889,786	—
SG Americas Securities LLC	583,428	583,428	—
State Street Bank & Trust Company	3,328,321	3,328,321	—
Timber Hill LLC	1,325	1,325	—
UBS AG	195,956	195,956	—

	$22,290,678	$22,290,678	$—

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
North American Tech
Barclays Capital Inc.	$33,105	$33,105	$—
BNP Paribas Prime Brokerage International Ltd.	1,907,841	1,907,841	—
Citigroup Global Markets Inc.	1,268,926	1,268,926	—
Credit Suisse Securities (USA) LLC	203,492	203,492	—
Deutsche Bank Securities Inc.	1,662,361	1,662,361	—
Goldman Sachs & Co.	8,060,092	8,060,092	—
JPMorgan Securities LLC	1,764,344	1,764,344	—
Merrill Lynch, Pierce, Fenner & Smith	525,581	525,581	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	838,002	838,002	—
Scotia Capital (USA) Inc.	1,603,729	1,603,729	—
State Street Bank & Trust Company	1,223,126	1,223,126	—
UBS Securities LLC	38,066	38,066	—
Wells Fargo Securities LLC	252,568	252,568	—

	$19,381,233	$19,381,233	$—

North American Tech-Multimedia Networking
BNP Paribas Prime Brokerage Inc.	$226,122	$226,122	$—
Goldman Sachs & Co.	119,080	119,080	—
JPMorgan Securities LLC	564,065	564,065	—
Merrill Lynch, Pierce, Fenner & Smith	497,250	497,250	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,423,365	1,423,365	—
Scotia Capital (USA) Inc.	1,278,749	1,278,749	—
State Street Bank & Trust Company	126,406	126,406	—
UBS Securities LLC	794,696	794,696	—
Wells Fargo Securities LLC	1,830,270	1,830,270	—

	$6,860,003	$6,860,003	$—

North American Tech-Software
Barclays Capital Inc.	$4,021,300	$4,021,300	$—
BNP Paribas Prime Brokerage International Ltd.	551,286	551,286	—
Credit Suisse Securities (USA) LLC	58,390	58,390	—
Goldman Sachs & Co.	10,800,593	10,800,593	—
JPMorgan Securities LLC	4,130,151	4,130,151	—
Merrill Lynch, Pierce, Fenner & Smith	1,494,563	1,494,563	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,825,056	1,825,056	—
UBS Securities LLC	821,920	821,920	—
Wells Fargo Securities LLC	602,980	602,980	—

	$24,306,239	$24,306,239	$—

PHLX Semiconductor
Citigroup Global Markets Inc.	$485,697	$485,697	$—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	19,692,393	19,692,393	—

	$20,178,090	$20,178,090	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $181 billion
0.4332	[a]	Over $181 billion, up to and including $231 billion
0.4116	[a]	Over $231 billion, up to and including $281 billion
0.3910	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares North American Natural Resources, iShares North American Tech, iShares North American Tech-Multimedia Networking, iShares North American Tech-Software and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Nasdaq Biotechnology	$3,523,233
North American Natural Resources	26,806
North American Tech	28,821
North American Tech-Multimedia Networking	5,036
North American Tech-Software	54,822
PHLX Semiconductor	9,061

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$687,679	$4,446,636
North American Natural Resources	16,491,666	27,437,438
North American Tech	14,392,143	5,884,063
North American Tech-Multimedia Networking	2,368,977	522,902
North American Tech-Software	14,688,535	8,815,455
PHLX Semiconductor	13,644,971	9,666,327

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2016 were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$577,699,052	$572,338,974
North American Natural Resources	78,928,881	77,402,492
North American Tech	43,839,341	30,914,454
North American Tech-Multimedia Networking	11,251,941	13,420,961
North American Tech-Software	39,074,232	39,387,000
PHLX Semiconductor	120,398,402	125,124,301

In-kind transactions (see Note 4) for the six months ended September 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology	$5,987,653,971	$5,491,345,043
North American Natural Resources	45,158,259	124,800,701
North American Tech	134,992,470	108,138,672
North American Tech-Multimedia Networking	316,308,790	305,931,515
North American Tech-Software	1,482,700,510	1,560,556,406
PHLX Semiconductor	1,073,884,475	1,043,867,884

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Nasdaq Biotechnology	$16,518,574	$3,156,944	$79,449,573	$20,348,485	$119,473,576
North American Natural Resources	103,652,834	17,704,391	84,798,764	13,660,242	219,816,231
North American Tech	1,487,379	5,220,553	10,528,527	6,671,782	23,908,241
North American Tech-Multimedia Networking	60,474,745	1,494,613	14,891,975	14,653,934	91,515,267
North American Tech-Software	2,859,592	5,811,578	27,274,356	441,006	36,386,532
PHLX Semiconductor	17,343,587	6,663,495	4,103,013	12,256,265	40,366,360

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	53

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds, except for iShares North American Tech-Multimedia Networking ETF, which were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Peer Group for iShares North American Tech-Multimedia Networking ETF contained only three comparison funds identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	55

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
North American Tech	$0.515405	$—	$0.005186	$0.520591	99%	—%	1%	100%
North American Tech-Software	0.092468	—	0.009230	0.101698	91	—	9	100

SUPPLEMENTAL INFORMATION	57

Notes:

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, Morningstar, Inc. or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-313-0916

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.27%
Boeing Co. (The)	844,463	$111,249,556
General Dynamics Corp.	187,969	29,165,270
Lockheed Martin Corp.	216,791	51,969,138
Northrop Grumman Corp.	259,929	55,611,810
Raytheon Co.	240,545	32,745,391
Rockwell Collins Inc.	189,058	15,945,152
TransDigm Group Inc.[a]	72,885	21,072,511

		317,758,828
AIR FREIGHT & LOGISTICS — 0.54%
CH Robinson Worldwide Inc.	99,810	7,032,613
Expeditors International of Washington Inc.	165,550	8,529,136
United Parcel Service Inc. Class B	543,353	59,421,084

		74,982,833
AIRLINES — 0.34%
Alaska Air Group Inc.	178,955	11,785,976
Southwest Airlines Co.	902,812	35,110,359

		46,896,335
AUTO COMPONENTS — 0.45%
Delphi Automotive PLC	397,041	28,316,964
Goodyear Tire & Rubber Co. (The)	180,090	5,816,907
Johnson Controls International PLC	620,241	28,859,836

		62,993,707
BANKS — 0.08%
Citizens Financial Group Inc.	159,268	3,935,512
Huntington Bancshares Inc./OH	776,599	7,657,266

		11,592,778
BEVERAGES — 2.68%
Brown-Forman Corp. Class B	265,230	12,582,511
Coca-Cola Co. (The)	2,940,102	124,425,117
Constellation Brands Inc. Class A	257,856	42,930,445
Dr Pepper Snapple Group Inc.	269,874	24,642,195
Molson Coors Brewing Co. Class B	147,447	16,189,681
Monster Beverage Corp.[a]	196,734	28,882,518
PepsiCo Inc.	1,152,139	125,318,159

		374,970,626

Security	Shares	Value
BIOTECHNOLOGY — 4.85%
AbbVie Inc.	1,303,758	$82,228,017
Alexion Pharmaceuticals Inc.[a]	326,412	39,998,527
Amgen Inc.	751,607	125,375,564
Biogen Inc.[a]	318,948	99,840,292
Celgene Corp.[a]	1,128,230	117,933,882
Gilead Sciences Inc.	1,920,845	151,977,256
Regeneron Pharmaceuticals Inc.[a]	109,855	44,163,907
Vertex Pharmaceuticals Inc.[a]	180,344	15,727,800

		677,245,245
BUILDING PRODUCTS — 0.28%
Allegion PLC	139,290	9,598,474
Fortune Brands Home & Security Inc.	223,837	13,004,930
Masco Corp.	480,660	16,491,444

		39,094,848
CAPITAL MARKETS — 2.44%
Affiliated Managers Group Inc.[a]	48,600	7,032,420
Ameriprise Financial Inc.	112,626	11,236,696
BlackRock Inc.[b]	108,331	39,265,654
Charles Schwab Corp. (The)	1,752,426	55,324,089
CME Group Inc.	251,555	26,292,529
E*TRADE Financial Corp.[a]	397,823	11,584,606
Intercontinental Exchange Inc.	173,405	46,708,371
Moody’s Corp.	243,525	26,368,887
Morgan Stanley	1,007,104	32,287,754
Nasdaq Inc.	103,343	6,979,786
Northern Trust Corp.	192,088	13,060,063
S&P Global Inc.	384,272	48,633,464
T Rowe Price Group Inc.	242,393	16,119,135

		340,893,454
CHEMICALS — 1.86%
Air Products & Chemicals Inc.	151,305	22,747,194
Ecolab Inc.	381,996	46,496,553
EI du Pont de Nemours & Co.	572,696	38,353,451
International Flavors & Fragrances Inc.	115,761	16,550,350
LyondellBasell Industries NV Class A	267,888	21,607,846
Monsanto Co.	318,471	32,547,736
PPG Industries Inc.	236,440	24,438,439
Praxair Inc.	203,447	24,582,501
Sherwin-Williams Co. (The)	116,789	32,310,845

		259,634,915

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.37%
Cintas Corp.	124,320	$13,998,432
Republic Services Inc.	159,984	8,071,193
Stericycle Inc.[a,c]	123,533	9,899,934
Waste Management Inc.	313,925	20,015,858

		51,985,417
COMMUNICATIONS EQUIPMENT — 0.98%
Cisco Systems Inc.	3,001,654	95,212,465
F5 Networks Inc.[a]	64,761	8,071,811
Harris Corp.	101,197	9,270,657
Juniper Networks Inc.	557,057	13,402,791
Motorola Solutions Inc.	145,399	11,091,036

		137,048,760
CONSTRUCTION MATERIALS — 0.28%
Martin Marietta Materials Inc.	92,259	16,524,509
Vulcan Materials Co.	193,700	22,029,501

		38,554,010
CONSUMER FINANCE — 0.10%
Synchrony Financial	483,969	13,551,132

		13,551,132
CONTAINERS & PACKAGING — 0.20%
Avery Dennison Corp.	129,274	10,056,224
Ball Corp.	134,190	10,996,871
Sealed Air Corp.	163,700	7,500,734

		28,553,829
DISTRIBUTORS — 0.11%
LKQ Corp.[a]	446,988	15,850,194

		15,850,194
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	211,122	4,887,474

		4,887,474
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.94%
Level 3 Communications Inc.[a]	174,328	8,085,333
Verizon Communications Inc.	2,373,330	123,365,693

		131,451,026
ELECTRICAL EQUIPMENT — 0.32%
Acuity Brands Inc.	63,890	16,905,294
AMETEK Inc.	338,294	16,163,687
Rockwell Automation Inc.	90,413	11,061,127

		44,130,108
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.33%
Amphenol Corp. Class A	449,386	29,174,139

Security	Shares	Value
FLIR Systems Inc.	97,346	$3,058,612
TE Connectivity Ltd.	217,253	13,986,748

		46,219,499
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.42%
American Tower Corp.	619,335	70,189,236
Apartment Investment & Management Co. Class A	123,002	5,647,022
AvalonBay Communities Inc.	199,874	35,545,592
Boston Properties Inc.[c]	143,178	19,513,730
Crown Castle International Corp.	491,354	46,290,460
Digital Realty Trust Inc.[c]	138,861	13,486,180
Equinix Inc.	103,457	37,270,384
Equity Residential	532,107	34,230,443
Essex Property Trust Inc.[c]	95,341	21,232,441
Extra Space Storage Inc.[c]	183,028	14,534,253
Federal Realty Investment Trust	68,174	10,494,024
General Growth Properties Inc.	518,310	14,305,356
Host Hotels & Resorts Inc.	517,266	8,053,832
Iron Mountain Inc.[c]	139,411	5,232,095
Kimco Realty Corp.	611,443	17,701,275
Macerich Co. (The)	82,787	6,694,985
Prologis Inc.[c]	767,027	41,066,626
Public Storage	217,060	48,434,768
Realty Income Corp.[c]	270,996	18,137,762
Simon Property Group Inc.	283,570	58,701,826
SL Green Realty Corp.	61,335	6,630,313
UDR Inc.[c]	388,541	13,983,591
Ventas Inc.	235,260	16,616,414
Vornado Realty Trust[c]	122,445	12,392,658
Welltower Inc.[c]	312,592	23,372,504
Weyerhaeuser Co.[c]	544,942	17,405,447

		617,163,217
FOOD & STAPLES RETAILING — 1.31%
Costco Wholesale Corp.	280,563	42,788,663
CVS Health Corp.	713,903	63,530,228
Kroger Co. (The)	635,441	18,859,889
Walgreens Boots Alliance Inc.	709,404	57,192,150

		182,370,930
FOOD PRODUCTS — 1.74%
Campbell Soup Co.	283,004	15,480,319
ConAgra Foods Inc.	345,692	16,285,550
General Mills Inc.	538,798	34,418,416
Hershey Co. (The)	112,194	10,725,746

2	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

Security	Shares	Value
Hormel Foods Corp.	393,213	$14,914,569
JM Smucker Co. (The)	98,222	13,313,010
Kellogg Co.	205,547	15,923,726
McCormick & Co. Inc./MD	114,007	11,391,579
Mead Johnson Nutrition Co.	134,168	10,600,614
Mondelez International Inc. Class A	2,264,193	99,398,073

		242,451,602
HEALTH CARE EQUIPMENT & SUPPLIES — 3.42%
Abbott Laboratories	898,680	38,005,177
Becton Dickinson and Co.	309,932	55,704,078
Boston Scientific Corp.[a]	1,980,679	47,140,160
Cooper Companies Inc. (The)	34,094	6,111,690
CR Bard Inc.	106,927	23,981,588
Danaher Corp.	583,784	45,762,828
DENTSPLY SIRONA Inc.	183,143	10,884,189
Edwards Lifesciences Corp.[a]	309,867	37,357,566
Hologic Inc.[a]	403,775	15,678,583
Intuitive Surgical Inc.[a]	35,864	25,995,303
Medtronic PLC	1,126,440	97,324,416
St. Jude Medical Inc.	211,525	16,871,234
Stryker Corp.	280,371	32,637,988
Varian Medical Systems Inc.[a]	74,991	7,463,854
Zimmer Biomet Holdings Inc.	128,104	16,656,082

		477,574,736
HEALTH CARE PROVIDERS & SERVICES — 2.47%
Aetna Inc.	510,615	58,950,502
AmerisourceBergen Corp.	263,178	21,259,519
Centene Corp.[a]	248,531	16,641,636
Cigna Corp.	373,464	48,669,828
DaVita Inc.[a]	163,581	10,807,797
HCA Holdings Inc.[a]	180,455	13,647,812
Henry Schein Inc.[a,c]	82,159	13,390,274
Humana Inc.	101,981	18,039,419
Laboratory Corp. of America Holdings[a]	148,913	20,472,559
Patterson Companies Inc.	64,724	2,973,420
UnitedHealth Group Inc.	790,174	110,624,360
Universal Health Services Inc. Class B	81,153	9,999,673

		345,476,799
HEALTH CARE TECHNOLOGY — 0.19%
Cerner Corp.[a,c]	437,496	27,015,378

		27,015,378

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.15%
Chipotle Mexican Grill Inc.[a,c]	42,379	$17,947,506
Marriott International Inc./MD Class A	307,830	20,726,194
McDonald’s Corp.	819,806	94,572,820
Royal Caribbean Cruises Ltd.	163,544	12,257,623
Starbucks Corp.	2,134,733	115,574,445
Wyndham Worldwide Corp.	159,693	10,752,130
Wynn Resorts Ltd.	38,259	3,727,192
Yum! Brands Inc.	280,357	25,459,219

		301,017,129
HOUSEHOLD DURABLES — 0.66%
DR Horton Inc.	492,999	14,888,570
Harman International Industries Inc.	58,071	4,904,096
Leggett & Platt Inc.	120,209	5,479,126
Lennar Corp. Class A	273,123	11,564,028
Mohawk Industries Inc.[a,c]	91,749	18,380,995
Newell Brands Inc.	701,893	36,961,685

		92,178,500
HOUSEHOLD PRODUCTS — 0.93%
Church & Dwight Co. Inc.	374,968	17,968,467
Clorox Co. (The)	188,457	23,591,047
Colgate-Palmolive Co.	700,727	51,951,900
Kimberly-Clark Corp.	287,914	36,317,472

		129,828,886
INDUSTRIAL CONGLOMERATES — 2.84%
3M Co.	510,252	89,921,710
General Electric Co.	7,173,992	212,493,643
Honeywell International Inc.	575,909	67,145,230
Roper Technologies Inc.	147,510	26,916,150

		396,476,733
INSURANCE — 0.85%
Aon PLC	239,695	26,963,291
Arthur J Gallagher & Co.	136,728	6,955,353
Assurant Inc.	39,551	3,648,580
Cincinnati Financial Corp.	115,227	8,690,420
Marsh & McLennan Companies Inc.	392,266	26,379,888
Progressive Corp. (The)	390,327	12,295,301
Torchmark Corp.	85,604	5,469,240
Willis Towers Watson PLC	113,281	15,040,318
XL Group Ltd.	400,015	13,452,504

		118,894,895

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 4.85%
Amazon.com Inc.[a]	572,732	$479,554,231
Expedia Inc.	175,381	20,470,470
Netflix Inc.[a]	624,054	61,500,522
Priceline Group Inc. (The)[a]	72,249	106,313,681
TripAdvisor Inc.[a,c]	166,090	10,493,566

		678,332,470
INTERNET SOFTWARE & SERVICES — 8.50%
Akamai Technologies Inc.[a,c]	254,148	13,467,303
Alphabet Inc. Class Aa	429,165	345,074,410
Alphabet Inc. Class Ca	430,115	334,324,088
eBay Inc.[a]	1,528,344	50,282,518
Facebook Inc. Class Aa	3,381,201	433,706,652
VeriSign Inc.[a,c]	134,979	10,560,757

		1,187,415,728
IT SERVICES — 6.02%
Accenture PLC Class A	906,149	110,704,223
Alliance Data Systems Corp.[a,c]	85,196	18,277,098
Automatic Data Processing Inc.	391,771	34,554,202
Cognizant Technology Solutions Corp. Class Aa	883,462	42,149,972
CSRA Inc.	91,434	2,459,575
Fidelity National Information Services Inc.	267,225	20,584,342
Fiserv Inc.[a,c]	319,961	31,826,521
Global Payments Inc.	223,628	17,165,685
International Business Machines Corp.	493,774	78,436,000
MasterCard Inc. Class A	1,395,790	142,049,548
Paychex Inc.	467,064	27,028,994
PayPal Holdings Inc.[a]	1,633,788	66,936,294
Teradata Corp.[a,c]	76,294	2,365,114
Total System Services Inc.	240,510	11,340,047
Visa Inc. Class A	2,745,816	227,078,983
Western Union Co. (The)	370,293	7,709,500

		840,666,098
LEISURE PRODUCTS — 0.09%
Hasbro Inc.	164,155	13,022,416

		13,022,416
LIFE SCIENCES TOOLS & SERVICES — 1.08%
Agilent Technologies Inc.	175,857	8,281,106
Illumina Inc.[a]	213,391	38,764,609
Mettler-Toledo International Inc.[a]	38,556	16,186,966

Security	Shares	Value
PerkinElmer Inc.	158,829	$8,911,895
Thermo Fisher Scientific Inc.	378,763	60,246,043
Waters Corp.[a,c]	117,286	18,588,658

		150,979,277
MACHINERY — 0.72%
Fortive Corp.	288,746	14,697,171
Illinois Tool Works Inc.	260,404	31,206,815
Pentair PLC	152,439	9,792,681
Snap-on Inc.	84,656	12,864,326
Stanley Black & Decker Inc.	218,959	26,927,578
Xylem Inc./NY	107,266	5,626,102

		101,114,673
MEDIA — 3.60%
CBS Corp. Class B NVS	325,723	17,830,077
Charter Communications Inc. Class Aa	239,766	64,729,627
Comcast Corp. Class A	2,202,997	146,146,821
Discovery Communications Inc. Class Aa,c	220,308	5,930,691
Discovery Communications Inc. Class C NVS[a,c]	327,386	8,613,526
Interpublic Group of Companies Inc. (The)	372,946	8,335,343
Omnicom Group Inc.	168,633	14,333,805
Scripps Networks Interactive Inc. Class Ac	73,645	4,675,721
TEGNA Inc.	159,581	3,488,441
Twenty-First Century Fox Inc. Class A	820,863	19,881,302
Twenty-First Century Fox Inc. Class B	374,912	9,275,323
Walt Disney Co. (The)	2,152,097	199,843,727

		503,084,404
MULTI-UTILITIES — 0.20%
Dominion Resources Inc./VA	373,459	27,736,800

		27,736,800
MULTILINE RETAIL — 0.29%
Dollar General Corp.	199,869	13,988,831
Dollar Tree Inc.[a,c]	343,193	27,088,224

		41,077,055
OIL, GAS & CONSUMABLE FUELS — 1.69%
Anadarko Petroleum Corp.	349,511	22,145,017
Apache Corp.	231,844	14,807,876
Cabot Oil & Gas Corp.	284,489	7,339,816

4	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

Security	Shares	Value
Cimarex Energy Co.	89,751	$12,059,842
Concho Resources Inc.[a,c]	132,421	18,188,024
Devon Energy Corp.	381,648	16,834,493
EOG Resources Inc.	424,803	41,082,698
Newfield Exploration Co.[a]	176,882	7,687,292
Occidental Petroleum Corp.	455,905	33,244,593
Pioneer Natural Resources Co.	246,875	45,832,344
Tesoro Corp.	76,309	6,071,144
Williams Companies Inc. (The)	367,341	11,288,389

		236,581,528
PERSONAL PRODUCTS — 0.22%
Coty Inc. Class A	100,747	2,367,554
Estee Lauder Companies Inc. (The) Class A	321,607	28,481,516

		30,849,070
PHARMACEUTICALS — 5.12%
Allergan PLC[a]	576,335	132,735,714
Bristol-Myers Squibb Co.	1,459,232	78,681,789
Eli Lilly & Co.	876,634	70,358,645
Endo International PLC[a]	98,421	1,983,183
Johnson & Johnson	1,951,291	230,506,006
Mylan NVa	334,652	12,756,934
Perrigo Co. PLC	87,629	8,090,786
Pfizer Inc.	4,591,055	155,499,033
Zoetis Inc.	468,388	24,360,860

		714,972,950
PROFESSIONAL SERVICES — 0.48%
Dun & Bradstreet Corp. (The)	30,213	4,127,700
Equifax Inc.	173,710	23,377,892
Nielsen Holdings PLC	327,606	17,549,853
Robert Half International Inc.	106,572	4,034,816
Verisk Analytics Inc. Class Aa	228,746	18,592,475

		67,682,736
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
CBRE Group Inc. Class Aa	434,404	12,154,624

		12,154,624
ROAD & RAIL — 0.38%
JB Hunt Transport Services Inc.	75,711	6,143,191
Union Pacific Corp.	484,951	47,297,271

		53,440,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.71%
Analog Devices Inc.	447,564	28,845,500
Applied Materials Inc.	1,573,336	47,436,080

Security	Shares	Value
Broadcom Ltd.	575,709	$99,321,317
Intel Corp.	2,823,381	106,582,633
KLA-Tencor Corp.	118,019	8,227,104
Lam Research Corp.	233,283	22,094,233
Linear Technology Corp.	205,655	12,193,285
Microchip Technology Inc.[c]	313,377	19,473,247
Micron Technology Inc.[a]	718,617	12,777,010
NVIDIA Corp.	778,738	53,359,128
Qorvo Inc.[a,c]	185,844	10,358,945
Skyworks Solutions Inc.	272,926	20,780,586
Texas Instruments Inc.	919,963	64,563,003
Xilinx Inc.	221,116	12,015,443

		518,027,514
SOFTWARE — 7.58%
Activision Blizzard Inc.	992,928	43,986,710
Adobe Systems Inc.[a,c]	725,302	78,724,279
Autodesk Inc.[a]	176,056	12,734,131
Citrix Systems Inc.[a]	226,685	19,318,096
Electronic Arts Inc.[a,c]	437,797	37,387,864
Intuit Inc.	356,678	39,238,147
Microsoft Corp.	11,342,448	653,325,005
Oracle Corp.	2,190,344	86,036,712
Red Hat Inc.[a]	263,611	21,307,677
salesforce.com inc.[a]	937,246	66,853,757

		1,058,912,378
SPECIALTY RETAIL — 4.31%
Advance Auto Parts Inc.	107,183	15,983,129
AutoZone Inc.[a]	42,555	32,696,709
CarMax Inc.[a,c]	161,221	8,601,140
Foot Locker Inc.	127,667	8,645,609
Home Depot Inc. (The)	1,798,454	231,425,061
L Brands Inc.	349,661	24,745,509
Lowe’s Companies Inc.	1,273,126	91,932,429
O’Reilly Automotive Inc.[a]	138,176	38,704,479
Ross Stores Inc.	577,258	37,117,689
Signet Jewelers Ltd.	109,722	8,177,581
TJX Companies Inc. (The)	955,796	71,474,425
Tractor Supply Co.	194,423	13,094,389
Ulta Salon Cosmetics & Fragrance Inc.[a]	85,339	20,308,975

		602,907,124
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.57%
Apple Inc.	7,843,184	886,671,951

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2016

Security	Shares	Value
Hewlett Packard Enterprise Co.	1,354,531	$30,815,580

		917,487,531
TEXTILES, APPAREL & LUXURY GOODS — 1.13%
Hanesbrands Inc.	549,675	13,879,294
Michael Kors Holdings Ltd.[a,c]	162,861	7,620,266
NIKE Inc. Class B	1,962,637	103,332,838
Under Armour Inc. Class Aa,c	266,498	10,308,142
Under Armour Inc. Class Ca,c	267,702	9,064,390
VF Corp.	246,174	13,798,053

		158,002,983
TOBACCO — 2.56%
Altria Group Inc.	2,843,958	179,823,464
Philip Morris International Inc.	1,241,936	120,741,018
Reynolds American Inc.	1,205,018	56,816,599

		357,381,081
TRADING COMPANIES & DISTRIBUTORS — 0.16%
Fastenal Co.	251,904	10,524,549
United Rentals Inc.[a]	51,570	4,047,729
WW Grainger Inc.	33,269	7,480,202

		22,052,480
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	142,209	10,642,922

		10,642,922

TOTAL COMMON STOCKS (Cost: $11,008,576,431)		13,953,268,127

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.37%

MONEY MARKET FUNDS — 1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	182,206,477	$182,206,477
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	8,643,166	8,643,166

		190,849,643

TOTAL SHORT-TERM INVESTMENTS (Cost: $190,849,643)		190,849,643

TOTAL INVESTMENTS IN SECURITIES — 101.23% (Cost: $11,199,426,074)		14,144,117,770
Other Assets, Less Liabilities — (1.23)%		(171,402,552)

NET ASSETS — 100.00%		$13,972,715,218

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	179	Dec. 2016	Chicago Mercantile	$19,347,021	$19,335,580	$(11,441)

See notes to financial statements.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 1.83%
General Dynamics Corp.	179,576	$27,863,012
L-3 Communications Holdings Inc.	87,859	13,242,987
Lockheed Martin Corp.	117,803	28,239,735
Raytheon Co.	147,847	20,126,412
Textron Inc.	306,338	12,176,936
United Technologies Corp.	886,322	90,050,315

		191,699,397
AIR FREIGHT & LOGISTICS — 0.94%
CH Robinson Worldwide Inc.	84,963	5,986,493
Expeditors International of Washington Inc.	76,694	3,951,275
FedEx Corp.	278,163	48,589,513
United Parcel Service Inc. Class B	362,100	39,599,256

		98,126,537
AIRLINES — 0.70%
American Airlines Group Inc.	603,404	22,090,621
Delta Air Lines Inc.	852,792	33,565,893
United Continental Holdings Inc.[a]	334,081	17,529,230

		73,185,744
AUTO COMPONENTS — 0.39%
BorgWarner Inc.	228,191	8,027,759
Goodyear Tire & Rubber Co. (The)	159,246	5,143,646
Johnson Controls International PLC	594,386	27,656,781

		40,828,186
AUTOMOBILES — 1.11%
Ford Motor Co.	4,443,729	53,635,809
General Motors Co.	1,618,522	51,420,444
Harley-Davidson Inc.	203,054	10,678,610

		115,734,863
BANKS — 10.89%
Bank of America Corp.	11,620,537	181,861,404
BB&T Corp.	927,485	34,984,734
Citigroup Inc.	3,308,444	156,257,810
Citizens Financial Group Inc.	466,318	11,522,718
Comerica Inc.	198,898	9,411,853

Security	Shares	Value
Fifth Third Bancorp.	872,662	$17,854,665
Huntington Bancshares Inc./OH	633,804	6,249,307
JPMorgan Chase & Co.	4,113,094	273,890,929
KeyCorp	1,232,023	14,993,720
M&T Bank Corp.	178,510	20,725,011
People’s United Financial Inc.	356,006	5,632,015
PNC Financial Services Group Inc. (The)[b]	559,572	50,411,842
Regions Financial Corp.	1,428,301	14,097,331
SunTrust Banks Inc.	570,963	25,008,179
U.S. Bancorp.	1,832,033	78,575,895
Wells Fargo & Co.	5,170,977	228,970,862
Zions BanCorp.	234,825	7,284,272

		1,137,732,547
BEVERAGES — 1.73%
Coca-Cola Co. (The)	2,123,184	89,853,147
Molson Coors Brewing Co. Class B	94,103	10,332,509
PepsiCo Inc.	737,461	80,213,633

		180,399,289
BIOTECHNOLOGY — 1.04%
AbbVie Inc.	834,500	52,631,915
Amgen Inc.	264,173	44,066,698
Vertex Pharmaceuticals Inc.[a]	140,885	12,286,581

		108,985,194
CAPITAL MARKETS — 2.64%
Affiliated Managers Group Inc.[a]	22,837	3,304,514
Ameriprise Financial Inc.	95,237	9,501,795
Bank of New York Mellon Corp. (The)	1,215,784	48,485,466
BlackRock Inc.[b]	54,246	19,662,005
CME Group Inc.	189,066	19,761,178
Franklin Resources Inc.	400,009	14,228,320
Goldman Sachs Group Inc. (The)	429,388	69,247,403
Invesco Ltd.	466,563	14,589,425
Legg Mason Inc.	105,614	3,535,957
Morgan Stanley	888,429	28,483,034
Nasdaq Inc.	49,690	3,356,063
Northern Trust Corp.	92,662	6,300,089
State Street Corp.	416,479	28,999,433
T Rowe Price Group Inc.	93,912	6,245,148

		275,699,830

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value
CHEMICALS — 2.30%
Air Products & Chemicals Inc.	128,305	$19,289,374
Albemarle Corp.	127,630	10,911,089
CF Industries Holdings Inc.	262,235	6,385,422
Dow Chemical Co. (The)	1,283,145	66,505,405
Eastman Chemical Co.	167,809	11,357,313
EI du Pont de Nemours & Co.	547,583	36,671,634
FMC Corp.	153,199	7,405,640
LyondellBasell Industries NV Class A	178,432	14,392,325
Monsanto Co.	249,131	25,461,188
Mosaic Co. (The)	397,582	9,724,856
PPG Industries Inc.	118,070	12,203,715
Praxair Inc.	165,640	20,014,281

		240,322,242
COMMERCIAL SERVICES & SUPPLIES — 0.24%
Pitney Bowes Inc.	212,491	3,858,837
Republic Services Inc.	141,461	7,136,707
Waste Management Inc.	217,622	13,875,579

		24,871,123
COMMUNICATIONS EQUIPMENT — 1.17%
Cisco Systems Inc.	3,379,212	107,188,605
F5 Networks Inc.[a,c]	24,994	3,115,252
Harris Corp.	62,549	5,730,114
Motorola Solutions Inc.	76,351	5,824,054

		121,858,025
CONSTRUCTION & ENGINEERING — 0.19%
Fluor Corp.	157,718	8,094,088
Jacobs Engineering Group Inc.[a]	139,016	7,189,907
Quanta Services Inc.[a,c]	173,103	4,845,153

		20,129,148
CONSUMER FINANCE — 1.38%
American Express Co.	883,625	56,587,345
Capital One Financial Corp.	576,278	41,394,049
Discover Financial Services	459,612	25,991,058
Navient Corp.	362,985	5,252,393
Synchrony Financial	522,998	14,643,944

		143,868,789
CONTAINERS & PACKAGING — 0.49%
Ball Corp.	92,636	7,591,520
International Paper Co.	468,235	22,465,915
Owens-Illinois Inc.[a,c]	185,553	3,412,320
Sealed Air Corp.	96,836	4,437,026

Security	Shares	Value
WestRock Co.	286,159	$13,872,988

		51,779,769
DISTRIBUTORS — 0.16%
Genuine Parts Co.	169,565	17,032,804

		17,032,804
DIVERSIFIED CONSUMER SERVICES — 0.02%
H&R Block Inc.	85,289	1,974,440

		1,974,440
DIVERSIFIED FINANCIAL SERVICES — 3.06%
Berkshire Hathaway Inc. Class Ba	2,162,067	312,353,820
Leucadia National Corp.	371,357	7,070,637

		319,424,457
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.41%
AT&T Inc.	7,005,492	284,493,030
CenturyLink Inc.	621,691	17,052,984
Frontier Communications Corp.	1,342,983	5,586,810
Level 3 Communications Inc.[a]	194,903	9,039,601
Verizon Communications Inc.	2,785,088	144,768,874

		460,941,299
ELECTRIC UTILITIES — 4.20%
Alliant Energy Corp.	258,120	9,888,577
American Electric Power Co. Inc.	559,921	35,952,527
Duke Energy Corp.	784,510	62,792,180
Edison International	371,007	26,805,256
Entergy Corp.	203,808	15,638,188
Eversource Energy	361,198	19,569,708
Exelon Corp.	1,050,889	34,984,095
FirstEnergy Corp.	484,163	16,016,112
NextEra Energy Inc.	531,871	65,058,461
PG&E Corp.	567,654	34,723,395
Pinnacle West Capital Corp.	126,197	9,589,710
PPL Corp.	772,148	26,693,156
Southern Co. (The)	1,114,479	57,172,773
Xcel Energy Inc.	578,406	23,795,623

		438,679,761
ELECTRICAL EQUIPMENT — 0.80%
Eaton Corp. PLC	517,766	34,022,404
Emerson Electric Co.	732,802	39,945,037
Rockwell Automation Inc.	76,319	9,336,866

		83,304,307
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.44%
Corning Inc.	1,180,698	27,923,508

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value
FLIR Systems Inc.	80,148	$2,518,250
TE Connectivity Ltd.	234,769	15,114,428

		45,556,186
ENERGY EQUIPMENT & SERVICES — 2.19%
Baker Hughes Inc.	487,244	24,591,205
FMC Technologies Inc.[a]	255,425	7,578,460
Halliburton Co.	980,554	44,007,264
Helmerich & Payne Inc.	123,718	8,326,221
National Oilwell Varco Inc.	429,845	15,792,505
Schlumberger Ltd.	1,583,627	124,536,427
Transocean Ltd.[c]	393,227	4,191,800

		229,023,882
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.54%
Apartment Investment & Management Co. Class A	82,625	3,793,314
Boston Properties Inc.[c]	62,738	8,550,562
Digital Realty Trust Inc.[c]	58,854	5,715,901
Federal Realty Investment Trust	27,039	4,162,113
General Growth Properties Inc.[c]	260,727	7,196,065
HCP Inc.	532,432	20,205,794
Host Hotels & Resorts Inc.[c]	442,025	6,882,329
Iron Mountain Inc.	170,972	6,416,579
Macerich Co. (The)	73,208	5,920,331
Realty Income Corp.	82,891	5,547,895
Simon Property Group Inc.	135,889	28,130,382
SL Green Realty Corp.[c]	65,842	7,117,520
Ventas Inc.	215,999	15,256,009
Vornado Realty Trust	99,509	10,071,306
Welltower Inc.	162,783	12,171,285
Weyerhaeuser Co.	425,937	13,604,428

		160,741,813
FOOD & STAPLES RETAILING — 3.02%
Costco Wholesale Corp.	279,347	42,603,211
CVS Health Corp.	655,626	58,344,158
Kroger Co. (The)	583,521	17,318,903
Sysco Corp.	581,557	28,502,108
Wal-Mart Stores Inc.	1,725,975	124,477,317
Walgreens Boots Alliance Inc.	418,658	33,752,208
Whole Foods Market Inc.	362,016	10,263,154

		315,261,059
FOOD PRODUCTS — 1.69%
Archer-Daniels-Midland Co.	662,454	27,935,685
ConAgra Foods Inc.	203,229	9,574,118

Security	Shares	Value
General Mills Inc.	258,324	$16,501,737
Hershey Co. (The)	72,318	6,913,601
JM Smucker Co. (The)	55,357	7,503,088
Kellogg Co.	125,934	9,756,107
Kraft Heinz Co. (The)	678,466	60,729,492
McCormick & Co. Inc./MD	42,143	4,210,929
Mead Johnson Nutrition Co.	104,632	8,266,974
Tyson Foods Inc. Class A	338,702	25,290,878

		176,682,609
HEALTH CARE EQUIPMENT & SUPPLIES — 2.10%
Abbott Laboratories	970,860	41,057,670
Baxter International Inc.	557,389	26,531,716
Cooper Companies Inc. (The)	29,000	5,198,540
Danaher Corp.	235,263	18,442,267
DENTSPLY SIRONA Inc.	122,715	7,292,953
Intuitive Surgical Inc.[a,c]	15,734	11,404,475
Medtronic PLC	692,405	59,823,792
St. Jude Medical Inc.	158,765	12,663,096
Stryker Corp.	134,425	15,648,414
Varian Medical Systems Inc.[a,c]	48,112	4,788,587
Zimmer Biomet Holdings Inc.	127,540	16,582,751

		219,434,261
HEALTH CARE PROVIDERS & SERVICES — 2.72%
Anthem Inc.	299,674	37,552,149
Cardinal Health Inc.	362,780	28,188,006
DaVita Inc.[a]	60,645	4,006,815
Express Scripts Holding Co.[a]	717,640	50,615,149
HCA Holdings Inc.[a]	195,005	14,748,228
Henry Schein Inc.[a,c]	29,026	4,730,658
Humana Inc.	89,964	15,913,732
McKesson Corp.	257,013	42,856,918
Patterson Companies Inc.	44,832	2,059,582
Quest Diagnostics Inc.	158,162	13,385,250
UnitedHealth Group Inc.	466,340	65,287,600
Universal Health Services Inc. Class B	39,201	4,830,347

		284,174,434
HOTELS, RESTAURANTS & LEISURE — 1.04%
Carnival Corp.	492,940	24,065,331
Darden Restaurants Inc.	143,096	8,774,647
Marriott International Inc./MD Class A	124,435	8,378,208
McDonald’s Corp.	330,388	38,113,560
Royal Caribbean Cruises Ltd.	63,440	4,754,828

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value
Wynn Resorts Ltd.	60,100	$5,854,942
Yum! Brands Inc.	202,445	18,384,030

		108,325,546
HOUSEHOLD DURABLES — 0.31%
Garmin Ltd.	131,912	6,346,286
Harman International Industries Inc.	34,387	2,903,982
Leggett & Platt Inc.	58,145	2,650,249
PulteGroup Inc.	354,068	7,095,523
Whirlpool Corp.	85,811	13,915,112

		32,911,152
HOUSEHOLD PRODUCTS — 3.16%
Colgate-Palmolive Co.	466,966	34,620,859
Kimberly-Clark Corp.	184,286	23,245,836
Procter & Gamble Co. (The)[c]	3,038,995	272,749,802

		330,616,497
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
AES Corp./VA	748,082	9,612,854
NRG Energy Inc.	360,948	4,046,227

		13,659,081
INDUSTRIAL CONGLOMERATES — 2.25%
3M Co.	289,057	50,940,515
General Electric Co.	4,591,992	136,014,803
Honeywell International Inc.	415,883	48,487,799

		235,443,117
INSURANCE — 4.50%
Aflac Inc.	466,387	33,519,234
Allstate Corp. (The)	422,981	29,261,826
American International Group Inc.	1,158,221	68,728,834
Aon PLC	114,793	12,913,065
Arthur J Gallagher & Co.	95,257	4,845,724
Assurant Inc.	36,935	3,407,254
Chubb Ltd.	529,600	66,544,240
Cincinnati Financial Corp.	80,591	6,078,173
Hartford Financial Services Group Inc. (The)	439,499	18,819,347
Lincoln National Corp.	264,695	12,435,371
Loews Corp.	314,381	12,936,778
Marsh & McLennan Companies Inc.	283,256	19,048,966
MetLife Inc.	1,251,311	55,595,748
Principal Financial Group Inc.	304,546	15,687,164

Security	Shares	Value
Progressive Corp. (The)	357,022	$11,246,193
Prudential Financial Inc.	497,615	40,630,265
Torchmark Corp.	59,786	3,819,727
Travelers Companies Inc. (The)	328,267	37,602,985
Unum Group	266,233	9,400,687
Willis Towers Watson PLC	58,773	7,803,291

		470,324,872
INTERNET SOFTWARE & SERVICES — 0.41%
Yahoo! Inc.[a,c]	997,102	42,975,096

		42,975,096
IT SERVICES — 1.42%
Automatic Data Processing Inc.	212,974	18,784,307
CSRA Inc.	95,019	2,556,011
Fidelity National Information Services Inc.	163,994	12,632,458
International Business Machines Corp.	604,202	95,977,488
Teradata Corp.[a,c]	89,286	2,767,866
Western Union Co. (The)	268,030	5,580,384
Xerox Corp.	966,150	9,787,099

		148,085,613
LEISURE PRODUCTS — 0.11%
Mattel Inc.	387,297	11,727,353

		11,727,353
LIFE SCIENCES TOOLS & SERVICES — 0.34%
Agilent Technologies Inc.	232,957	10,969,945
Thermo Fisher Scientific Inc.	152,637	24,278,441

		35,248,386
MACHINERY — 2.19%
Caterpillar Inc.	665,271	59,056,107
Cummins Inc.	176,664	22,639,492
Deere & Co.[c]	329,395	28,113,863
Dover Corp.	176,503	12,997,681
Flowserve Corp.	149,269	7,200,737
Fortive Corp.	117,027	5,956,674
Illinois Tool Works Inc.	160,062	19,181,830
Ingersoll-Rand PLC	293,785	19,959,753
PACCAR Inc.	399,139	23,461,390
Parker-Hannifin Corp.	152,468	19,139,308
Pentair PLC	70,584	4,534,316
Xylem Inc./NY	121,029	6,347,971

		228,589,122

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value
MEDIA — 2.20%
CBS Corp. Class B NVS	207,924	$11,381,760
Charter Communications Inc. Class Aa	59,233	15,991,133
Comcast Corp. Class A	1,012,189	67,148,618
Interpublic Group of Companies Inc. (The)	165,149	3,691,080
News Corp. Class A	435,661	6,090,541
News Corp. Class B	137,096	1,949,505
Omnicom Group Inc.	137,107	11,654,095
Scripps Networks Interactive Inc. Class A	51,309	3,257,608
TEGNA Inc.	120,664	2,637,715
Time Warner Inc.	885,752	70,514,717
Twenty-First Century Fox Inc. Class A	569,043	13,782,222
Twenty-First Century Fox Inc. Class B	262,045	6,482,993
Viacom Inc. Class B NVS	395,143	15,054,948

		229,636,935
METALS & MINING — 0.69%
Alcoa Inc.	1,497,188	15,181,487
Freeport-McMoRan Inc.	1,391,450	15,111,147
Newmont Mining Corp.	604,187	23,738,507
Nucor Corp.	362,509	17,926,070

		71,957,211
MULTI-UTILITIES — 2.02%
Ameren Corp.	276,124	13,579,778
CenterPoint Energy Inc.	489,533	11,371,852
CMS Energy Corp.	317,487	13,337,629
Consolidated Edison Inc.	346,644	26,102,293
Dominion Resources Inc./VA	420,410	31,223,851
DTE Energy Co.	204,323	19,138,935
NiSource Inc.	365,476	8,811,626
Public Service Enterprise Group Inc.	576,089	24,120,847
SCANA Corp.	162,474	11,758,243
Sempra Energy	284,447	30,489,874
WEC Energy Group Inc.	359,390	21,520,273

		211,455,201
MULTILINE RETAIL — 0.80%
Dollar General Corp.	138,309	9,680,247
Kohl’s Corp.	203,653	8,909,819
Macy’s Inc.	350,794	12,996,918
Nordstrom Inc.[c]	133,055	6,902,893
Target Corp.	654,614	44,958,889

		83,448,766

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 10.88%
Anadarko Petroleum Corp.	347,977	$22,047,823
Apache Corp.	250,543	16,002,181
Cabot Oil & Gas Corp.	305,522	7,882,468
Chesapeake Energy Corp.[a]	747,045	4,683,972
Chevron Corp.	2,148,238	221,096,655
Cimarex Energy Co.	37,376	5,022,213
Concho Resources Inc.[a,c]	58,587	8,046,924
ConocoPhillips	1,410,311	61,306,219
Devon Energy Corp.	297,677	13,130,532
EOG Resources Inc.	294,405	28,471,908
EQT Corp.	196,616	14,278,254
Exxon Mobil Corp.	4,721,934	412,130,399
Hess Corp.	306,361	16,427,077
Kinder Morgan Inc./DE	2,186,112	50,564,771
Marathon Oil Corp.	964,243	15,244,682
Marathon Petroleum Corp.	602,103	24,439,361
Murphy Oil Corp.	185,309	5,633,394
Newfield Exploration Co.[a]	88,667	3,853,468
Noble Energy Inc.	489,253	17,485,902
Occidental Petroleum Corp.	513,232	37,424,877
ONEOK Inc.	239,194	12,292,180
Phillips 66	506,069	40,763,858
Range Resources Corp.	212,953	8,251,929
Southwestern Energy Co.[a]	558,937	7,735,688
Spectra Energy Corp.	798,351	34,129,505
Tesoro Corp.	75,085	5,973,763
Valero Energy Corp.	525,334	27,842,702
Williams Companies Inc. (The)	489,851	15,053,121

		1,137,215,826
PHARMACEUTICALS — 5.85%
Bristol-Myers Squibb Co.	761,054	41,036,032
Eli Lilly & Co.	420,325	33,735,284
Endo International PLC[a]	149,813	3,018,732
Johnson & Johnson	1,588,869	187,693,095
Mallinckrodt PLC[a,c]	122,178	8,525,581
Merck & Co. Inc.	3,148,830	196,518,480
Mylan NVa	261,321	9,961,557
Perrigo Co. PLC	94,262	8,703,210
Pfizer Inc.	3,315,425	112,293,445
Zoetis Inc.	196,676	10,229,119

		611,714,535

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Security	Shares	Value
PROFESSIONAL SERVICES — 0.11%
Dun & Bradstreet Corp. (The)	17,871	$2,441,536
Nielsen Holdings PLC	126,927	6,799,480
Robert Half International Inc.	65,562	2,482,177

		11,723,193
ROAD & RAIL — 1.34%
CSX Corp.	1,077,211	32,854,935
JB Hunt Transport Services Inc.	41,261	3,347,918
Kansas City Southern	122,678	11,448,311
Norfolk Southern Corp.	334,269	32,444,149
Ryder System Inc.	61,229	4,038,053
Union Pacific Corp.	569,078	55,502,177

		139,635,543
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.85%
First Solar Inc.[a,c]	87,969	3,473,896
Intel Corp.	3,178,528	119,989,432
KLA-Tencor Corp.	85,723	5,975,750
Linear Technology Corp.	112,518	6,671,192
Micron Technology Inc.[a]	612,174	10,884,454
QUALCOMM Inc.	1,678,089	114,949,097
Texas Instruments Inc.	422,672	29,663,121
Xilinx Inc.	116,083	6,307,950

		297,914,892
SOFTWARE — 0.98%
Autodesk Inc.[a]	84,979	6,146,531
CA Inc.	357,076	11,812,074
Oracle Corp.	1,713,549	67,308,205
Symantec Corp.	700,965	17,594,221

		102,861,031
SPECIALTY RETAIL — 0.54%
AutoNation Inc.[a,c]	75,990	3,701,473
Bed Bath & Beyond Inc.	176,724	7,618,572
Best Buy Co. Inc.	313,812	11,981,342
CarMax Inc.[a,c]	92,074	4,912,148
Foot Locker Inc.	54,223	3,671,981
Gap Inc. (The)	250,925	5,580,572
Staples Inc.	744,630	6,366,586
Tiffany & Co.	121,789	8,845,535
Urban Outfitters Inc.[a,c]	101,911	3,517,968

		56,196,177

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.89%
Hewlett Packard Enterprise Co.	832,551	$18,940,535
HP Inc.	1,948,188	30,255,360
NetApp Inc.	316,680	11,343,478
Seagate Technology PLC	339,514	13,088,265
Western Digital Corp.	323,686	18,925,920

		92,553,558
TEXTILES, APPAREL & LUXURY GOODS — 0.40%
Coach Inc.	317,014	11,590,032
Michael Kors Holdings Ltd.[a,c]	65,795	3,078,548
PVH Corp.	91,063	10,062,461
Ralph Lauren Corp.	64,468	6,520,294
VF Corp.	184,738	10,354,565

		41,605,900
TOBACCO — 0.74%
Philip Morris International Inc.	794,937	77,283,775

		77,283,775
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Fastenal Co.	132,325	5,528,539
United Rentals Inc.[a]	58,194	4,567,647
WW Grainger Inc.[c]	37,162	8,355,504

		18,451,690
WATER UTILITIES — 0.06%
American Water Works Co. Inc.	91,657	6,859,610

		6,859,610

TOTAL COMMON STOCKS (Cost: $9,383,947,165)		10,425,871,673

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	217,674,312	217,674,312
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	7,739,401	7,739,401

		225,413,713

TOTAL SHORT-TERM INVESTMENTS (Cost: $225,413,713)		225,413,713

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.94% (Cost: $9,609,360,878)	$10,651,285,386
Other Assets, Less Liabilities — (1.94)%	(202,648,365)

NET ASSETS — 100.00%	$10,448,637,021

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	199	Dec. 2016	Chicago Mercantile	$21,511,431	$21,495,980	$(15,451)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.07%
B/E Aerospace Inc.	344,386	$17,790,981
Curtiss-Wright Corp.	153,993	14,030,302
Huntington Ingalls Industries Inc.	188,303	28,889,446

		60,710,729
AIRLINES — 0.78%
JetBlue Airways Corp.[a,b]	2,552,745	44,009,324

		44,009,324
AUTO COMPONENTS — 0.44%
Gentex Corp.	1,403,719	24,649,306

		24,649,306
AUTOMOBILES — 0.28%
Thor Industries Inc.	184,424	15,620,713

		15,620,713
BANKS — 5.80%
BancorpSouth Inc.	339,783	7,882,966
Bank of Hawaii Corp.	206,047	14,963,133
Bank of the Ozarks Inc.	716,874	27,527,961
Cathay General Bancorp.	380,974	11,726,380
Chemical Financial Corp.	314,199	13,865,602
Commerce Bancshares Inc./MO	346,880	17,087,309
East West Bancorp. Inc.	739,281	27,139,005
First Horizon National Corp.	1,831,129	27,888,095
Fulton Financial Corp.	630,280	9,151,665
MB Financial Inc.	361,149	13,738,108
PrivateBancorp. Inc.	627,337	28,807,315
Signature Bank/New York NYa	423,425	50,154,691
SVB Financial Group[a,b]	410,461	45,372,359
Synovus Financial Corp.	513,505	16,704,318
Webster Financial Corp.	411,794	15,652,290

		327,661,197
BEVERAGES — 0.14%
Boston Beer Co. Inc. (The)[a,b]	50,191	7,792,655

		7,792,655
BIOTECHNOLOGY — 0.72%
United Therapeutics Corp.[a,b]	342,873	40,486,444

		40,486,444
BUILDING PRODUCTS — 1.88%
AO Smith Corp.	584,715	57,763,995
Lennox International Inc.	308,607	48,460,557

		106,224,552

Security	Shares	Value
CAPITAL MARKETS — 5.83%
CBOE Holdings Inc.	641,163	$41,579,420
Eaton Vance Corp. NVS	438,012	17,104,368
FactSet Research Systems Inc.	320,641	51,975,906
Federated Investors Inc. Class B	358,947	10,635,600
Janus Capital Group Inc.	578,075	8,098,831
MarketAxess Holdings Inc.	296,783	49,144,297
MSCI Inc.	746,353	62,648,871
Raymond James Financial Inc.	428,068	24,917,838
SEI Investments Co.	1,068,872	48,751,252
Waddell & Reed Financial Inc. Class A	306,749	5,570,562
WisdomTree Investments Inc.[b]	907,068	9,333,730

		329,760,675
CHEMICALS — 2.96%
Ashland Global Holdings Inc.	250,506	29,046,171
Minerals Technologies Inc.	173,514	12,265,705
NewMarket Corp.	42,241	18,134,906
PolyOne Corp.	311,294	10,524,850
RPM International Inc.	546,300	29,347,236
Scotts Miracle-Gro Co. (The) Class A	214,234	17,839,265
Sensient Technologies Corp.	190,535	14,442,553
Valspar Corp. (The)	339,417	36,001,961

		167,602,647
COMMERCIAL SERVICES & SUPPLIES — 1.23%
Copart Inc.[a,b]	514,758	27,570,438
Deluxe Corp.	196,660	13,140,821
Herman Miller Inc.	231,171	6,611,491
Rollins Inc.	758,545	22,210,198

		69,532,948
COMMUNICATIONS EQUIPMENT — 1.92%
ARRIS International PLC[a]	1,504,012	42,608,660
Brocade Communications Systems Inc.	825,253	7,617,085
Ciena Corp.[a,b]	1,090,398	23,770,676
InterDigital Inc./PA	118,686	9,399,931
Plantronics Inc.	165,438	8,596,159
ViaSat Inc.[a,b]	221,569	16,540,126

		108,532,637
CONSTRUCTION & ENGINEERING — 0.48%
Dycom Industries Inc.[a,b]	248,224	20,299,759
KBR Inc.	440,550	6,665,521

		26,965,280

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2016

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.52%
Eagle Materials Inc.	380,657	$29,424,786

		29,424,786
CONTAINERS & PACKAGING — 1.61%
AptarGroup Inc.	288,240	22,312,658
Packaging Corp. of America	743,219	60,393,976
Silgan Holdings Inc.	168,903	8,544,803

		91,251,437
DISTRIBUTORS — 0.56%
Pool Corp.	331,742	31,356,254

		31,356,254
DIVERSIFIED CONSUMER SERVICES — 0.72%
Service Corp. International/U.S.	1,527,337	40,535,524

		40,535,524
ELECTRIC UTILITIES — 0.25%
IDACORP Inc.	182,699	14,301,678

		14,301,678
ELECTRICAL EQUIPMENT — 0.33%
Hubbell Inc.	170,326	18,350,923

		18,350,923
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.41%
Belden Inc.	186,503	12,866,842
Cognex Corp.	671,361	35,488,142
IPG Photonics Corp.[a,b]	293,740	24,189,489
National Instruments Corp.	416,933	11,840,897
Trimble Navigation Ltd.[a]	806,692	23,039,124
Zebra Technologies Corp. Class Aa,b	416,398	28,985,465

		136,409,959
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.20%
Alexandria Real Estate Equities Inc.[b]	375,179	40,808,220
American Campus Communities Inc.	555,969	28,282,143
Camden Property Trust[b]	379,279	31,760,823
Care Capital Properties Inc.[b]	291,857	8,317,925
Communications Sales & Leasing Inc.[a,b]	1,072,311	33,681,289
DCT Industrial Trust Inc.	483,988	23,497,617
Douglas Emmett Inc.[b]	702,166	25,720,341
Duke Realty Corp.	1,300,422	35,540,533

Security	Shares	Value
Education Realty Trust Inc.	576,636	$24,876,077
EPR Properties	225,633	17,766,342
Equity One Inc.	726,554	22,239,818
First Industrial Realty Trust Inc.	598,639	16,893,593
Healthcare Realty Trust Inc.[b]	914,097	31,134,144
Highwoods Properties Inc.	404,989	21,108,027
Kilroy Realty Corp.[b]	450,913	31,270,817
Lamar Advertising Co. Class A	653,491	42,679,497
Life Storage Inc.	365,997	32,551,773
Medical Properties Trust Inc.[b]	1,064,904	15,728,632
Mid-America Apartment Communities Inc.[b]	417,066	39,200,033
National Retail Properties Inc.[b]	556,816	28,314,094
Omega Healthcare Investors Inc.[b]	763,316	27,059,552
Post Properties Inc.	231,908	15,336,076
Potlatch Corp.[b]	160,399	6,237,917
Regency Centers Corp.[b]	824,123	63,861,291
Tanger Factory Outlet Centers Inc.	469,298	18,283,850
Taubman Centers Inc.[b]	223,419	16,624,608
Urban Edge Properties[b]	411,092	11,568,129
Weingarten Realty Investors	927,689	36,161,317

		746,504,478
FOOD & STAPLES RETAILING — 0.76%
Casey’s General Stores Inc.	167,151	20,083,193
Sprouts Farmers Market Inc.[a,b]	1,101,765	22,751,447

		42,834,640
FOOD PRODUCTS — 4.15%
Flowers Foods Inc.	1,437,660	21,737,419
Hain Celestial Group Inc. (The)[a]	456,558	16,244,334
Ingredion Inc.	250,564	33,340,046
Lancaster Colony Corp.	98,541	13,016,281
Post Holdings Inc.[a,b]	509,957	39,353,382
Snyder’s-Lance Inc.	392,141	13,168,095
Tootsie Roll Industries Inc.[b]	77,973	2,871,745
TreeHouse Foods Inc.[a,b]	214,537	18,705,481
WhiteWave Foods Co. (The)[a]	1,397,528	76,067,449

		234,504,232
GAS UTILITIES — 0.97%
Atmos Energy Corp.	360,624	26,855,669
National Fuel Gas Co.	254,452	13,758,220
WGL Holdings Inc.	229,338	14,379,493

		54,993,382

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 7.66%
ABIOMED Inc.[a]	315,687	$40,591,034
Align Technology Inc.[a]	593,476	55,638,375
Halyard Health Inc.[a]	147,431	5,109,958
Hill-Rom Holdings Inc.	305,149	18,913,135
IDEXX Laboratories Inc.[a]	706,197	79,609,588
LivaNova PLC[a]	348,829	20,968,111
NuVasive Inc.[a,b]	396,336	26,419,758
ResMed Inc.[b]	1,109,697	71,897,269
STERIS PLC	679,504	49,671,742
Teleflex Inc.	211,894	35,608,787
West Pharmaceutical Services Inc.	381,360	28,411,320

		432,839,077
HEALTH CARE PROVIDERS & SERVICES — 2.67%
Amsurg Corp.[a,b]	432,534	29,001,405
MEDNAX Inc.[a,b]	725,786	48,083,323
Molina Healthcare Inc.[a,b]	175,089	10,211,190
VCA Inc.[a]	637,855	44,637,093
WellCare Health Plans Inc.[a]	164,382	19,247,488

		151,180,499
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a,b]	649,941	8,559,723

		8,559,723
HOTELS, RESTAURANTS & LEISURE — 4.24%
Brinker International Inc.	190,401	9,601,922
Buffalo Wild Wings Inc.[a,b]	144,174	20,291,049
Cheesecake Factory Inc. (The)	165,666	8,293,240
Churchill Downs Inc.	98,033	14,347,130
Cracker Barrel Old Country Store Inc.[b]	79,499	10,511,358
Domino’s Pizza Inc.	380,624	57,797,754
Dunkin’ Brands Group Inc.	723,694	37,689,984
Jack in the Box Inc.	154,530	14,825,608
Panera Bread Co. Class Aa,b	175,640	34,200,621
Texas Roadhouse Inc.	373,813	14,589,921
Wendy’s Co. (The)	1,605,958	17,344,346

		239,492,933
HOUSEHOLD DURABLES — 2.53%
CalAtlantic Group Inc.	311,995	10,433,113
Helen of Troy Ltd.[a]	219,936	18,951,885
NVR Inc.[a]	28,579	46,865,845
Tempur Sealy International Inc.[a,b]	401,194	22,763,748

Security	Shares	Value
Toll Brothers Inc.[a]	1,190,478	$35,547,673
TRI Pointe Group Inc.[a]	621,903	8,196,681

		142,758,945
HOUSEHOLD PRODUCTS — 0.19%
Energizer Holdings Inc.	210,495	10,516,330

		10,516,330
INSURANCE — 1.88%
American Financial Group Inc./OH	288,225	21,616,875
Brown & Brown Inc.	579,455	21,851,248
Old Republic International Corp.	1,925,339	33,924,473
Primerica Inc.[b]	212,469	11,267,231
RenaissanceRe Holdings Ltd.	147,785	17,757,846

		106,417,673
INTERNET SOFTWARE & SERVICES — 1.07%
comScore Inc.[a,b]	233,921	7,172,018
j2 Global Inc.	379,000	25,245,190
Rackspace Hosting Inc.[a]	405,902	12,863,034
WebMD Health Corp.[a,b]	307,240	15,269,828

		60,550,070
IT SERVICES — 5.68%
Acxiom Corp.[a,b]	281,109	7,491,555
Broadridge Financial Solutions Inc.	932,872	63,239,393
Convergys Corp.	757,322	23,037,735
CoreLogic Inc./U.S.[a,b]	424,482	16,648,184
DST Systems Inc.	257,366	30,348,599
Gartner Inc.[a]	651,662	57,639,504
Jack Henry & Associates Inc.	619,445	52,993,520
Leidos Holdings Inc.	425,675	18,423,214
MAXIMUS Inc.	512,075	28,962,962
NeuStar Inc. Class Aa,b	122,700	3,262,593
WEX Inc.[a,b]	178,759	19,322,060

		321,369,319
LEISURE PRODUCTS — 0.98%
Brunswick Corp./DE	334,197	16,302,129
Polaris Industries Inc.[b]	258,997	20,056,728
Vista Outdoor Inc.[a]	475,458	18,951,756

		55,310,613
LIFE SCIENCES TOOLS & SERVICES — 1.63%
Bio-Techne Corp.	294,248	32,220,156
Charles River Laboratories International Inc.[a]	373,142	31,097,654
PAREXEL International Corp.[a,b]	417,344	28,984,541

		92,302,351

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2016

Security	Shares	Value
MACHINERY — 3.55%
Crane Co.	176,672	$11,132,103
Donaldson Co. Inc.	430,170	16,058,246
Graco Inc.	281,461	20,828,114
IDEX Corp.	330,383	30,913,937
ITT Inc.	296,503	10,626,668
Nordson Corp.	235,177	23,430,684
Toro Co. (The)	862,246	40,387,603
Wabtec Corp./DE	433,651	35,407,604
Woodward Inc.	192,498	12,027,275

		200,812,234
MEDIA — 1.13%
AMC Networks Inc. Class Aa,b	473,010	24,530,299
Cable One Inc.	22,254	12,996,336
Cinemark Holdings Inc.	374,989	14,354,579
Live Nation Entertainment Inc.[a,b]	426,697	11,725,633

		63,606,847
METALS & MINING — 0.19%
Compass Minerals International Inc.	149,129	10,990,807

		10,990,807
PAPER & FOREST PRODUCTS — 0.24%
Louisiana-Pacific Corp.[a]	719,335	13,545,078

		13,545,078
PERSONAL PRODUCTS — 0.33%
Avon Products Inc.	969,575	5,487,794
Edgewell Personal Care Co.[a]	167,828	13,345,683

		18,833,477
PHARMACEUTICALS — 0.96%
Akorn Inc.[a,b]	696,997	19,000,138
Catalent Inc.[a,b]	591,185	15,276,220
Prestige Brands Holdings Inc.[a,b]	418,003	20,177,005

		54,453,363
PROFESSIONAL SERVICES — 0.24%
CEB Inc.	253,721	13,820,183

		13,820,183
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.96%
Alexander & Baldwin Inc.	362,892	13,942,310
Jones Lang LaSalle Inc.	356,368	40,551,115

		54,493,425
ROAD & RAIL — 0.33%
Old Dominion Freight Line Inc.[a,b]	274,221	18,814,303

		18,814,303

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.83%
Advanced Micro Devices Inc.[a]	2,668,533	$18,439,563
Cirrus Logic Inc.[a]	493,211	26,214,165
Integrated Device Technology Inc.[a]	1,060,573	24,499,236
Microsemi Corp.[a,b]	892,847	37,481,717
Monolithic Power Systems Inc.	294,150	23,679,075
Silicon Laboratories Inc.[a]	230,245	13,538,406
Synaptics Inc.[a]	274,331	16,070,310

		159,922,472
SOFTWARE — 8.56%
ACI Worldwide Inc.[a,b]	923,423	17,895,938
ANSYS Inc.[a]	687,902	63,706,604
Cadence Design Systems Inc.[a,b]	2,305,754	58,865,900
CDK Global Inc.	1,184,182	67,924,679
CommVault Systems Inc.[a,b]	179,766	9,550,968
Fair Isaac Corp.	243,448	30,331,186
Fortinet Inc.[a]	1,157,818	42,758,219
Manhattan Associates Inc.[a,b]	564,888	32,548,846
PTC Inc.[a,b]	508,345	22,524,767
Synopsys Inc.[a]	787,846	46,758,660
Tyler Technologies Inc.[a,b]	260,844	44,664,318
Ultimate Software Group Inc. (The)[a,b]	228,251	46,652,222

		484,182,307
SPECIALTY RETAIL — 0.72%
Restoration Hardware Holdings Inc.[a,b]	301,658	10,431,334
Sally Beauty Holdings Inc.[a]	543,662	13,961,240
Williams-Sonoma Inc.	323,225	16,510,333

		40,902,907
TEXTILES, APPAREL & LUXURY GOODS — 1.14%
Carter’s Inc.	394,888	34,240,739
Kate Spade & Co.[a]	354,772	6,077,244
Skechers U.S.A. Inc. Class Aa	1,052,642	24,105,502

		64,423,485
THRIFTS & MORTGAGE FINANCE — 0.20%
Washington Federal Inc.	420,809	11,227,184

		11,227,184
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Watsco Inc.	136,526	19,236,513

		19,236,513

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2016

Security	Shares	Value
WATER UTILITIES — 0.45%
Aqua America Inc.	825,851	$25,171,939

		25,171,939

TOTAL COMMON STOCKS
(Cost: $4,940,203,756)		5,645,750,457

SHORT-TERM INVESTMENTS — 7.60%

MONEY MARKET FUNDS — 7.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	416,061,215	416,061,215
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	13,475,031	13,475,031

		429,536,246

TOTAL SHORT-TERM INVESTMENTS (Cost: $429,536,246)		429,536,246

TOTAL INVESTMENTS IN SECURITIES — 107.46%
(Cost: $5,369,740,002)		6,075,286,703
Other Assets, Less Liabilities — (7.46)%		(421,691,812)

NET ASSETS — 100.00%		$5,653,594,891

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	45	Dec. 2016	Chicago Mercantile	$6,988,744	$6,973,200	$(15,544)

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.80%
B/E Aerospace Inc.	360,319	$18,614,079
Curtiss-Wright Corp.	154,782	14,102,188
Esterline Technologies Corp.[a]	182,896	13,907,412
Huntington Ingalls Industries Inc.	142,447	21,854,219
KLX Inc.[a,b]	328,034	11,546,797
Orbital ATK Inc.	363,808	27,733,084
Teledyne Technologies Inc.[a,b]	215,326	23,240,135
Triumph Group Inc.	308,410	8,598,471

		139,596,385
AUTO COMPONENTS — 0.52%
Dana Inc.	892,425	13,912,906
Gentex Corp.	678,185	11,908,928

		25,821,834
AUTOMOBILES — 0.26%
Thor Industries Inc.	151,569	12,837,894

		12,837,894
BANKS — 5.82%
Associated Banc-Corp.	924,226	18,105,587
BancorpSouth Inc.	267,673	6,210,014
Bank of Hawaii Corp.	103,954	7,549,140
Cathay General Bancorp.	161,963	4,985,221
Chemical Financial Corp.	187,155	8,259,150
Commerce Bancshares Inc./MO	242,891	11,964,811
Cullen/Frost Bankers Inc.[b]	343,429	24,706,282
East West Bancorp. Inc.	313,883	11,522,645
FNB Corp./PA	1,307,151	16,077,957
Fulton Financial Corp.	579,572	8,415,385
Hancock Holding Co.	480,876	15,594,809
International Bancshares Corp.	361,193	10,756,328
MB Financial Inc.	159,860	6,081,074
PacWest Bancorp.	748,090	32,100,542
Prosperity Bancshares Inc.	431,685	23,695,190
Synovus Financial Corp.	359,565	11,696,649
TCF Financial Corp.	1,064,090	15,439,946
Trustmark Corp.	420,842	11,598,406
Umpqua Holdings Corp.	1,368,137	20,590,462
Valley National Bancorp.	1,583,165	15,404,195
Webster Financial Corp.	245,328	9,324,917

		290,078,710
BEVERAGES — 0.05%
Boston Beer Co. Inc. (The)[a,b]	16,850	2,616,131

		2,616,131

Security	Shares	Value
CAPITAL MARKETS — 1.52%
Eaton Vance Corp. NVS	359,905	$14,054,290
Federated Investors Inc. Class B	297,515	8,815,369
Janus Capital Group Inc.	435,764	6,105,054
Raymond James Financial Inc.	446,566	25,994,607
Stifel Financial Corp.[a,b]	411,881	15,836,824
Waddell & Reed Financial Inc. Class A	273,399	4,964,926

		75,771,070
CHEMICALS — 2.99%
Ashland Global Holdings Inc.	188,810	21,892,520
Cabot Corp.	387,571	20,312,596
Minerals Technologies Inc.	80,449	5,686,940
NewMarket Corp.	24,160	10,372,371
Olin Corp.	1,027,284	21,079,868
PolyOne Corp.	277,406	9,379,097
RPM International Inc.	397,049	21,329,472
Scotts Miracle-Gro Co. (The) Class A	112,824	9,394,854
Sensient Technologies Corp.	128,230	9,719,834
Valspar Corp. (The)	185,784	19,706,109

		148,873,661
COMMERCIAL SERVICES & SUPPLIES — 1.28%
Clean Harbors Inc.[a,b]	325,494	15,617,202
Copart Inc.[a,b]	199,953	10,709,483
Deluxe Corp.	148,735	9,938,473
Herman Miller Inc.	189,614	5,422,960
HNI Corp.	276,659	11,011,028
MSA Safety Inc.	193,830	11,249,893

		63,949,039
COMMUNICATIONS EQUIPMENT — 1.11%
Brocade Communications Systems Inc.	1,845,309	17,032,202
InterDigital Inc./PA	119,406	9,456,955
NetScout Systems Inc.[a,b]	572,253	16,738,400
Plantronics Inc.	76,174	3,958,001
ViaSat Inc.[a,b]	107,170	8,000,241

		55,185,799
CONSTRUCTION & ENGINEERING — 1.81%
AECOM[a,b]	954,884	28,388,701
EMCOR Group Inc.	377,759	22,521,991
Granite Construction Inc.	246,416	12,256,732
KBR Inc.	540,543	8,178,416

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value
Valmont Industries Inc.	140,802	$18,947,725

		90,293,565
CONSUMER FINANCE — 0.40%
SLM Corp.[a]	2,661,603	19,882,174

		19,882,174
CONTAINERS & PACKAGING — 1.80%
AptarGroup Inc.	164,473	12,731,855
Bemis Co. Inc.	588,422	30,015,406
Greif Inc. Class A	160,345	7,951,509
Silgan Holdings Inc.	122,828	6,213,869
Sonoco Products Co.	622,744	32,899,565

		89,812,204
DIVERSIFIED CONSUMER SERVICES — 0.67%
DeVry Education Group Inc.	352,922	8,138,381
Graham Holdings Co. Class B	28,943	13,932,292
Sotheby’sb	298,516	11,349,579

		33,420,252
ELECTRIC UTILITIES — 3.49%
Great Plains Energy Inc.	1,288,095	35,152,112
Hawaiian Electric Industries Inc.	672,249	20,066,633
IDACORP Inc.	169,346	13,256,405
OGE Energy Corp.	1,240,658	39,229,606
PNM Resources Inc.	495,487	16,212,334
Westar Energy Inc.	880,517	49,969,340

		173,886,430
ELECTRICAL EQUIPMENT — 1.11%
EnerSys	270,116	18,689,326
Hubbell Inc.	185,450	19,980,383
Regal Beloit Corp.	278,396	16,561,778

		55,231,487
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.51%
Arrow Electronics Inc.[a]	567,003	36,271,182
Avnet Inc.	791,291	32,490,408
Belden Inc.	115,410	7,962,136
Ingram Micro Inc. Class A	929,798	33,156,597
Jabil Circuit Inc.	1,187,208	25,904,879
Keysight Technologies Inc.[a]	1,055,771	33,457,383
Knowles Corp.[a,b]	551,608	7,750,092
National Instruments Corp.	328,144	9,319,290
SYNNEX Corp.	180,546	20,602,104
Tech Data Corp.[a]	219,025	18,553,608
Trimble Navigation Ltd.[a]	913,388	26,086,361
VeriFone Systems Inc.[a,b]	690,667	10,871,099

Security	Shares	Value
Vishay Intertechnology Inc.[b]	838,705	$11,817,353

		274,242,492
ENERGY EQUIPMENT & SERVICES — 2.88%
Diamond Offshore Drilling Inc.	400,420	7,051,396
Dril-Quip Inc.[a,b]	233,797	13,031,845
Ensco PLC Class A	1,875,254	15,939,659
Nabors Industries Ltd.	1,762,641	21,433,715
Noble Corp. PLC	1,514,354	9,601,004
Oceaneering International Inc.	610,038	16,782,145
Oil States International Inc.[a,b]	319,485	10,086,142
Patterson-UTI Energy Inc.	918,929	20,556,442
Rowan Companies PLC Class A	780,593	11,833,790
Superior Energy Services Inc.	943,806	16,894,127

		143,210,265
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.80%
Alexandria Real Estate Equities Inc.[b]	188,943	20,551,330
American Campus Communities Inc.	373,285	18,989,008
Camden Property Trust	244,399	20,465,972
Care Capital Properties Inc.[b]	292,416	8,333,856
Corporate Office Properties Trust	589,456	16,711,078
Corrections Corp. of America[b]	731,350	10,143,824
DCT Industrial Trust Inc.[b]	179,492	8,714,337
Douglas Emmett Inc.	339,272	12,427,533
Duke Realty Corp.	1,154,961	31,565,084
EPR Properties[b]	217,681	17,140,202
First Industrial Realty Trust Inc.[b]	254,241	7,174,681
Highwoods Properties Inc.	294,470	15,347,776
Hospitality Properties Trust	1,017,043	30,226,518
Kilroy Realty Corp.	217,917	15,112,544
LaSalle Hotel Properties[b]	703,298	16,787,723
Liberty Property Trust	911,625	36,784,069
Mack-Cali Realty Corp.	557,729	15,181,383
Medical Properties Trust Inc.[b]	982,653	14,513,785
Mid-America Apartment Communities Inc.[b]	140,993	13,251,932
National Retail Properties Inc.[b]	474,933	24,150,343
Omega Healthcare Investors Inc.[b]	600,944	21,303,465
Post Properties Inc.	149,854	9,909,845
Potlatch Corp.[b]	125,639	4,886,101
Rayonier Inc.	763,405	20,260,769

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value
Senior Housing Properties Trust	1,474,604	$33,488,257
Tanger Factory Outlet Centers Inc.	227,121	8,848,634
Taubman Centers Inc.	199,136	14,817,710
Urban Edge Properties[b]	244,466	6,879,273
Washington Prime Group Inc.	1,153,160	14,276,121

		488,243,153
FOOD & STAPLES RETAILING — 0.52%
Casey’s General Stores Inc.	112,141	13,473,741
United Natural Foods Inc.[a,b]	313,507	12,552,820

		26,026,561
FOOD PRODUCTS — 1.68%
Dean Foods Co.[b]	562,917	9,231,839
Hain Celestial Group Inc. (The)[a,b]	283,323	10,080,632
Ingredion Inc.	251,130	33,415,358
Lancaster Colony Corp.	43,578	5,756,218
Snyder’s-Lance Inc.	223,325	7,499,253
Tootsie Roll Industries Inc.[b]	47,985	1,767,288
TreeHouse Foods Inc.[a]	183,471	15,996,836

		83,747,424
GAS UTILITIES — 3.22%
Atmos Energy Corp.	361,310	26,906,756
National Fuel Gas Co.	327,747	17,721,280
New Jersey Resources Corp.	535,847	17,607,932
ONE Gas Inc.	324,586	20,072,398
Southwest Gas Corp.	295,015	20,609,748
UGI Corp.	1,076,274	48,690,636
WGL Holdings Inc.	136,618	8,565,949

		160,174,699
HEALTH CARE EQUIPMENT & SUPPLIES — 0.87%
Halyard Health Inc.[a]	173,997	6,030,736
Hill-Rom Holdings Inc.	129,672	8,037,071
Teleflex Inc.	106,823	17,951,605
West Pharmaceutical Services Inc.	154,924	11,541,838

		43,561,250
HEALTH CARE PROVIDERS & SERVICES — 1.47%
Community Health Systems Inc.[a,b]	706,586	8,154,003
LifePoint Health Inc.[a,b]	265,469	15,723,729
Molina Healthcare Inc.[a,b]	127,172	7,416,671
Owens & Minor Inc.	388,303	13,485,763

Security	Shares	Value
Tenet Healthcare Corp.[a,b]	495,515	$11,228,370
WellCare Health Plans Inc.[a]	145,948	17,089,051

		73,097,587
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a,b]	650,467	8,566,650

		8,566,650
HOTELS, RESTAURANTS & LEISURE — 0.92%
Brinker International Inc.	191,458	9,655,227
Cheesecake Factory Inc. (The)	147,360	7,376,842
Cracker Barrel Old Country Store Inc.	86,415	11,425,791
International Speedway Corp. Class A	161,453	5,395,759
Jack in the Box Inc.	81,396	7,809,132
Texas Roadhouse Inc.	103,801	4,051,353

		45,714,104
HOUSEHOLD DURABLES — 0.84%
CalAtlantic Group Inc.	218,154	7,295,070
KB Home[b]	513,355	8,275,282
TRI Pointe Group Inc.[a,b]	417,406	5,501,411
Tupperware Brands Corp.	313,994	20,525,788

		41,597,551
HOUSEHOLD PRODUCTS — 0.22%
Energizer Holdings Inc.	219,630	10,972,715

		10,972,715
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.15%
Talen Energy Corp.[a]	535,447	7,415,941

		7,415,941
INDUSTRIAL CONGLOMERATES — 0.83%
Carlisle Companies Inc.	401,454	41,177,137

		41,177,137
INSURANCE — 7.45%
Alleghany Corp.[a]	94,730	49,735,145
American Financial Group Inc./OH	227,016	17,026,200
Aspen Insurance Holdings Ltd.	374,503	17,448,095
Brown & Brown Inc.	256,917	9,688,340
CNO Financial Group Inc.	1,089,472	16,636,237
Endurance Specialty Holdings Ltd.	398,872	26,106,172
Everest Re Group Ltd.	260,012	49,394,480

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value
First American Financial Corp.	681,667	$26,775,880
Genworth Financial Inc. Class Aa	3,031,031	15,033,914
Hanover Insurance Group Inc. (The)	265,582	20,030,194
Kemper Corp.	302,310	11,886,829
Mercury General Corp.	189,613	10,400,273
Primerica Inc.[b]	121,049	6,419,229
Reinsurance Group of America Inc.	398,010	42,961,199
RenaissanceRe Holdings Ltd.	137,818	16,560,211
WR Berkley Corp.	610,108	35,239,838

		371,342,236
INTERNET & DIRECT MARKETING RETAIL — 0.16%
HSN Inc.	198,528	7,901,414

		7,901,414
INTERNET SOFTWARE & SERVICES — 0.28%
comScore Inc.[a,b]	94,395	2,894,151
Rackspace Hosting Inc.[a]	346,079	10,967,243

		13,861,394
IT SERVICES — 2.37%
Acxiom Corp.[a,b]	260,372	6,938,914
Computer Sciences Corp.	872,398	45,547,900
CoreLogic Inc./U.S.[a]	214,406	8,409,003
Leidos Holdings Inc.	547,573	23,698,959
NeuStar Inc. Class Aa,b	132,723	3,529,105
Science Applications International Corp.	278,800	19,340,356
WEX Inc.[a,b]	98,116	10,605,358

		118,069,595
LEISURE PRODUCTS — 0.55%
Brunswick Corp./DE	297,486	14,511,367
Polaris Industries Inc.[b]	166,908	12,925,356

		27,436,723
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Bio-Rad Laboratories Inc. Class Aa,b	128,340	21,023,375

		21,023,375
MACHINERY — 5.85%
AGCO Corp.	423,353	20,879,770
CLARCOR Inc.	303,281	19,713,265
Crane Co.	169,926	10,707,037
Donaldson Co. Inc.	488,561	18,237,982
Graco Inc.	124,749	9,231,426

Security	Shares	Value
IDEX Corp.	212,862	$19,917,497
ITT Inc.	323,413	11,591,122
Joy Global Inc.	610,630	16,938,876
Kennametal Inc.	495,879	14,390,409
Lincoln Electric Holdings Inc.	392,844	24,599,891
Nordson Corp.	145,601	14,506,228
Oshkosh Corp.	456,565	25,567,640
Terex Corp.	675,565	17,166,107
Timken Co. (The)	438,336	15,403,127
Trinity Industries Inc.	946,831	22,894,374
Wabtec Corp./DE	218,636	17,851,629
Woodward Inc.	192,831	12,048,081

		291,644,461
MARINE — 0.42%
Kirby Corp.[a,b]	334,624	20,800,228

		20,800,228
MEDIA — 1.56%
Cable One Inc.	11,671	6,815,864
Cinemark Holdings Inc.	361,914	13,854,068
John Wiley & Sons Inc. Class A	278,374	14,366,882
Live Nation Entertainment Inc.[a,b]	484,604	13,316,918
Meredith Corp.	216,478	11,254,691
New York Times Co. (The) Class A	757,956	9,057,574
Time Inc.	623,163	9,023,401

		77,689,398
METALS & MINING — 3.56%
Allegheny Technologies Inc.[b]	678,266	12,256,267
Carpenter Technology Corp.	290,090	11,969,113
Commercial Metals Co.	713,368	11,549,428
Compass Minerals International Inc.[b]	92,421	6,811,428
Reliance Steel & Aluminum Co.	450,609	32,457,366
Royal Gold Inc.	405,500	31,397,865
Steel Dynamics Inc.	1,514,387	37,844,531
U.S. Steel Corp.	1,047,844	19,762,338
Worthington Industries Inc.	274,298	13,174,533

		177,222,869
MULTI-UTILITIES — 1.88%
Black Hills Corp.	325,102	19,902,745
MDU Resources Group Inc.	1,213,380	30,868,387
NorthWestern Corp.	300,504	17,287,995
Vectren Corp.	514,655	25,835,681

		93,894,808

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value
MULTILINE RETAIL — 0.62%
Big Lots Inc.[b]	276,106	$13,184,061
JC Penney Co. Inc.[a,b]	1,914,089	17,647,901

		30,831,962
OIL, GAS & CONSUMABLE FUELS — 4.50%
CONSOL Energy Inc.	1,098,834	21,097,613
Denbury Resources Inc.	2,477,746	8,003,120
Energen Corp.	603,072	34,809,316
Gulfport Energy Corp.[a]	778,938	22,004,999
HollyFrontier Corp.	1,096,709	26,869,370
QEP Resources Inc.	1,488,682	29,073,959
SM Energy Co.	540,295	20,844,581
Western Refining Inc.	492,465	13,030,624
World Fuel Services Corp.	437,701	20,248,048
WPX Energy Inc.[a,b]	2,139,363	28,218,198

		224,199,828
PAPER & FOREST PRODUCTS — 0.41%
Domtar Corp.	389,374	14,457,457
Louisiana-Pacific Corp.[a]	317,934	5,986,697

		20,444,154
PERSONAL PRODUCTS — 0.60%
Avon Products Inc.	1,958,269	11,083,803
Edgewell Personal Care Co.[a]	234,679	18,661,674

		29,745,477
PHARMACEUTICALS — 0.16%
Catalent Inc.[a,b]	309,565	7,999,160

		7,999,160
PROFESSIONAL SERVICES — 0.85%
FTI Consulting Inc.[a,b]	262,498	11,696,911
ManpowerGroup Inc.	425,775	30,766,501

		42,463,412
ROAD & RAIL — 1.68%
Avis Budget Group Inc.[a,b]	587,666	20,104,054
Genesee & Wyoming Inc. Class Aa,b	355,674	24,523,722
Landstar System Inc.	261,928	17,832,058
Old Dominion Freight Line Inc.[a,b]	216,494	14,853,653
Werner Enterprises Inc.	277,573	6,459,124

		83,772,611
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.16%
Advanced Micro Devices Inc.[a]	2,466,971	17,046,770
Cree Inc.[a,b]	627,392	16,136,522

Security	Shares	Value
Cypress Semiconductor Corp.	1,995,522	$24,265,547
Intersil Corp. Class A	842,803	18,482,670
Silicon Laboratories Inc.[a]	77,755	4,571,994
Teradyne Inc.	1,257,067	27,127,506

		107,631,009
SOFTWARE — 1.14%
CommVault Systems Inc.[a]	115,513	6,137,206
Mentor Graphics Corp.	672,808	17,789,044
PTC Inc.[a,b]	314,703	13,944,490
Synopsys Inc.[a]	320,047	18,994,789

		56,865,529
SPECIALTY RETAIL — 4.01%
Aaron’s Inc.	403,139	10,247,793
Abercrombie & Fitch Co. Class A	420,588	6,683,143
American Eagle Outfitters Inc.[b]	1,062,700	18,979,822
Ascena Retail Group Inc.[a,b]	1,036,075	5,791,659
Cabela’s Inc.[a,b]	319,429	17,546,235
Chico’s FAS Inc.	821,847	9,779,979
CST Brands Inc.	470,247	22,614,178
Dick’s Sporting Goods Inc.	546,793	31,014,099
GameStop Corp. Class A	646,596	17,839,584
Guess? Inc.	382,437	5,587,405
Murphy USA Inc.[a]	229,005	16,341,797
Office Depot Inc.	3,384,773	12,083,640
Sally Beauty Holdings Inc.[a]	481,761	12,371,623
Williams-Sonoma Inc.[b]	255,191	13,035,156

		199,916,113
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.28%
3D Systems Corp.[a,b]	663,429	11,908,551
Diebold Inc.	467,484	11,588,928
Lexmark International Inc. Class A	389,226	15,553,471
NCR Corp.[a]	769,172	24,759,647

		63,810,597
TEXTILES, APPAREL & LUXURY GOODS — 0.56%
Deckers Outdoor Corp.[a,b]	199,372	11,872,603
Fossil Group Inc.[a,b]	260,459	7,232,946
Kate Spade & Co.[a]	518,040	8,874,025

		27,979,574
THRIFTS & MORTGAGE FINANCE — 0.99%
New York Community Bancorp. Inc.	3,025,905	43,058,628

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2016

Security	Shares	Value
Washington Federal Inc.	230,067	$6,138,188

		49,196,816
TRADING COMPANIES & DISTRIBUTORS — 1.07%
GATX Corp.[b]	251,445	11,201,875
MSC Industrial Direct Co. Inc. Class A	276,337	20,285,899
NOW Inc.[a,b]	668,727	14,330,820
Watsco Inc.	52,904	7,454,173

		53,272,767
WATER UTILITIES — 0.28%
Aqua America Inc.	452,347	13,787,537

		13,787,537
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Telephone & Data Systems Inc.	578,741	15,730,180

		15,730,180

TOTAL COMMON STOCKS
(Cost: $4,488,787,322)		4,973,537,391

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.89%

MONEY MARKET FUNDS — 4.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	233,090,021	$233,090,021
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	10,345,111	10,345,111

		243,435,132

TOTAL SHORT-TERM INVESTMENTS
(Cost: $243,435,132)		243,435,132

TOTAL INVESTMENTS IN SECURITIES — 104.73%
(Cost: $4,732,222,454)		5,216,972,523
Other Assets, Less Liabilities — (4.73)%		(235,786,165)

NET ASSETS — 100.00%		$4,981,186,358

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	47	Dec. 2016	Chicago Mercantile	$7,251,536	$7,283,120	$31,584

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 0.97%
Aerojet Rocketdyne Holdings Inc.[a,b]	513,817	$9,032,903
Mercury Systems Inc.[a,b]	272,553	6,696,627
National Presto Industries Inc.	30,395	2,668,377
TASER International Inc.[a,b]	541,134	15,481,844

		33,879,751
AIR FREIGHT & LOGISTICS — 0.27%
Forward Air Corp.	216,985	9,386,771

		9,386,771
AIRLINES — 1.29%
Allegiant Travel Co.	135,250	17,862,468
Hawaiian Holdings Inc.[a,b]	554,592	26,953,171

		44,815,639
AUTO COMPONENTS — 2.11%
American Axle & Manufacturing Holdings Inc.[a,b]	391,788	6,746,589
Cooper-Standard Holding Inc.[a]	73,747	7,286,204
Dorman Products Inc.[a,b]	211,270	13,500,153
Drew Industries Inc.	255,276	25,022,153
Fox Factory Holding Corp.[a]	248,747	5,713,719
Gentherm Inc.[a,b]	375,899	11,810,746
Motorcar Parts of America Inc.[a,b]	114,856	3,305,556

		73,385,120
AUTOMOBILES — 0.11%
Winnebago Industries Inc.	162,644	3,833,519

		3,833,519
BANKS — 11.18%
Ameris Bancorp.	362,364	12,664,622
Banc of California Inc.	370,660	6,471,724
Banner Corp.	276,009	12,072,634
Brookline Bancorp. Inc.	441,715	5,384,506
Cardinal Financial Corp.	243,686	6,357,768
Central Pacific Financial Corp.	203,844	5,134,830
City Holding Co.	89,109	4,481,292
Columbia Banking System Inc.	440,236	14,404,522
Community Bank System Inc.	257,576	12,391,981
CVB Financial Corp.[b]	709,454	12,493,485
First Commonwealth Financial Corp.	603,028	6,084,553
First Financial Bankshares Inc.[b]	684,094	24,928,385
First Midwest Bancorp. Inc./IL	844,163	16,342,996

Security	Shares	Value
First NBC Bank Holding Co.[a]	95,944	$905,711
Glacier Bancorp. Inc.	522,257	14,894,770
Great Western Bancorp. Inc.	334,614	11,149,338
Hanmi Financial Corp.	335,333	8,832,671
Home BancShares Inc./ARb	1,278,498	26,605,543
Hope Bancorp Inc.	1,313,484	22,815,217
Independent Bank Corp./Rockland MA	194,319	10,510,715
LegacyTexas Financial Group Inc.	430,986	13,632,087
NBT Bancorp. Inc.	223,762	7,355,057
Opus Bank	188,732	6,675,451
Pinnacle Financial Partners Inc.	449,073	24,285,868
S&T Bancorp. Inc.	232,163	6,730,405
ServisFirst Bancshares Inc.[b]	229,163	11,895,851
Simmons First National Corp. Class A	299,581	14,949,092
Sterling Bancorp./DE	906,918	15,871,065
Texas Capital Bancshares Inc.[a,b]	263,709	14,482,898
Tompkins Financial Corp.	87,341	6,673,726
United Bankshares Inc./WVb	384,059	14,467,503
United Community Banks Inc./GA	521,198	10,955,582
Westamerica Bancorp.	117,430	5,974,838

		388,876,686
BIOTECHNOLOGY — 2.30%
Acorda Therapeutics Inc.[a,b]	476,424	9,947,733
AMAG Pharmaceuticals Inc.[a,b]	198,252	4,859,156
Eagle Pharmaceuticals Inc./DEa,b	82,231	5,756,170
Emergent BioSolutions Inc.[a,b]	354,769	11,185,867
Ligand Pharmaceuticals Inc.[a,b]	197,045	20,110,413
MiMedx Group Inc.[a,b]	1,048,951	9,000,000
Momenta Pharmaceuticals Inc.[a,b]	644,709	7,536,648
Repligen Corp.[a,b]	350,191	10,572,266
Spectrum Pharmaceuticals Inc.[a]	241,375	1,127,221

		80,095,474
BUILDING PRODUCTS — 3.30%
AAON Inc.	410,413	11,828,103
American Woodmark Corp.[a]	145,734	11,741,788
Apogee Enterprises Inc.	299,203	13,371,382
Gibraltar Industries Inc.[a]	147,053	5,463,019
Griffon Corp.	315,725	5,370,482
Patrick Industries Inc.[a,b]	119,515	7,400,369
PGT Inc.[a,b]	509,465	5,435,992
Quanex Building Products Corp.	224,746	3,879,116
Simpson Manufacturing Co. Inc.	265,011	11,647,233

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value
Trex Co. Inc.[a,b]	304,811	$17,898,502
Universal Forest Products Inc.	210,863	20,767,897

		114,803,883
CAPITAL MARKETS — 1.80%
Evercore Partners Inc. Class A	402,788	20,747,610
Financial Engines Inc.	549,610	16,328,913
Greenhill & Co. Inc.	101,466	2,391,554
Interactive Brokers Group Inc. Class A	482,081	17,002,997
Investment Technology Group Inc.	173,249	2,969,488
Virtus Investment Partners Inc.[b]	30,518	2,986,491

		62,427,053
CHEMICALS — 2.01%
American Vanguard Corp.	130,639	2,098,062
Balchem Corp.	328,384	25,459,612
Ingevity Corp.[a,b]	435,920	20,095,912
Innospec Inc.	249,056	15,145,095
Quaker Chemical Corp.	66,079	6,999,749

		69,798,430
COMMERCIAL SERVICES & SUPPLIES — 3.05%
Brady Corp. Class A	237,922	8,234,481
G&K Services Inc. Class A	100,272	9,574,973
Healthcare Services Group Inc.	752,233	29,773,382
Interface Inc.	671,782	11,212,042
Matthews International Corp. Class A	333,482	20,262,366
Mobile Mini Inc.	244,732	7,390,906
Multi-Color Corp.	88,857	5,864,562
Team Inc.[a,b]	110,483	3,613,899
U.S. Ecology Inc.	226,341	10,149,131

		106,075,742
COMMUNICATIONS EQUIPMENT — 0.95%
CalAmp Corp.[a,b]	231,268	3,226,189
Digi International Inc.[a]	158,321	1,804,859
Ixia[a]	409,144	5,114,300
Lumentum Holdings Inc.[a]	237,457	9,918,579
NETGEAR Inc.[a,b]	213,091	12,889,874

		32,953,801
CONSTRUCTION & ENGINEERING — 0.33%
Comfort Systems USA Inc.	385,879	11,310,114

		11,310,114

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.57%
Headwaters Inc.[a,b]	770,022	$13,028,772
U.S. Concrete Inc.[a]	147,588	6,798,641

		19,827,413
CONSUMER FINANCE — 0.30%
PRA Group Inc.[a,b]	306,506	10,586,717

		10,586,717
DISTRIBUTORS — 0.27%
Core-Mark Holding Co. Inc.	259,683	9,296,651

		9,296,651
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.93%
ATN International Inc.	55,800	3,629,232
Cincinnati Bell Inc.[a,b]	1,420,401	5,795,236
Cogent Communications Holdings Inc.	281,410	10,358,702
Consolidated Communications Holdings Inc.	232,581	5,870,344
General Communication Inc. Class Aa	287,911	3,958,776
Inteliquent Inc.	157,725	2,545,682

		32,157,972
ELECTRICAL EQUIPMENT — 0.54%
AZZ Inc.	269,332	17,579,300
Vicor Corp.[a]	117,005	1,357,258

		18,936,558
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.20%
Agilysys Inc.[a,b]	69,001	767,291
Badger Meter Inc.	202,810	6,796,163
Coherent Inc.[a,b]	138,967	15,361,412
DTS Inc./CA	102,730	4,370,134
ePlus Inc.[a,b]	35,903	3,389,602
Fabrinet[a]	376,047	16,767,936
II-VI Inc.[a]	564,228	13,727,667
Littelfuse Inc.	160,879	20,722,824
Methode Electronics Inc.	382,568	13,378,403
MTS Systems Corp.	85,316	3,927,096
OSI Systems Inc.[a,b]	186,136	12,169,572

		111,378,100
ENERGY EQUIPMENT & SERVICES — 0.71%
Matrix Service Co.[a,b]	143,941	2,700,333
TETRA Technologies Inc.[a]	520,049	3,177,499
U.S. Silica Holdings Inc.	407,307	18,964,214

		24,842,046

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.39%
Acadia Realty Trust[b]	826,665	$29,958,340
Agree Realty Corp.	143,554	7,097,310
American Assets Trust Inc.	277,133	12,022,030
CareTrust REIT Inc.[b]	437,092	6,460,220
Cedar Realty Trust Inc.[b]	483,692	3,482,582
CoreSite Realty Corp.[b]	352,223	26,078,591
Cousins Properties Inc.[b]	1,266,518	13,222,448
DiamondRock Hospitality Co.	1,127,600	10,261,160
EastGroup Properties Inc.[b]	175,275	12,893,229
Four Corners Property Trust Inc.	539,137	11,499,792
Getty Realty Corp.[b]	187,108	4,477,494
Government Properties Income Trust	180,815	4,090,035
LTC Properties Inc.[b]	252,667	13,136,157
Pennsylvania REIT[b]	282,622	6,508,785
PS Business Parks Inc.	125,616	14,266,209
Retail Opportunity Investments Corp.	1,128,985	24,792,511
Saul Centers Inc.[b]	73,773	4,913,282
Summit Hotel Properties Inc.[b]	653,127	8,595,151
Universal Health Realty Income Trust[b]	77,778	4,901,570
Urstadt Biddle Properties Inc. Class A	153,293	3,406,170

		222,063,066
FOOD & STAPLES RETAILING — 0.21%
SUPERVALU Inc.[a]	1,463,513	7,302,930

		7,302,930
FOOD PRODUCTS — 1.96%
B&G Foods Inc.	689,298	33,899,675
Cal-Maine Foods Inc.[b]	309,018	11,909,554
Calavo Growers Inc.	159,477	10,434,580
J&J Snack Foods Corp.	100,825	12,010,274

		68,254,083
GAS UTILITIES — 1.46%
Piedmont Natural Gas Co. Inc.	842,687	50,594,928

		50,594,928
HEALTH CARE EQUIPMENT & SUPPLIES — 6.67%
Abaxis Inc.	142,831	7,372,936
Analogic Corp.	65,556	5,808,262
Anika Therapeutics Inc.[a,b]	95,733	4,580,824
Cantel Medical Corp.	376,645	29,370,777

Security	Shares	Value
CONMED Corp.	157,379	$6,304,603
CryoLife Inc.	132,004	2,319,310
Cynosure Inc. Class Aa,b	246,582	12,560,887
Haemonetics Corp.[a]	223,914	8,107,926
ICU Medical Inc.[a]	105,598	13,345,475
Inogen Inc.[a,b]	102,426	6,135,317
Integer Holdings Corp.[a,b]	175,347	3,803,277
Integra LifeSciences Holdings Corp.[a,b]	310,302	25,615,430
Masimo Corp.[a]	455,990	27,126,845
Meridian Bioscience Inc.	298,598	5,759,955
Merit Medical Systems Inc.[a]	461,398	11,207,358
Natus Medical Inc.[a]	342,304	13,449,124
Neogen Corp.[a,b]	389,606	21,794,560
SurModics Inc.[a]	135,709	4,083,484
Vascular Solutions Inc.[a,b]	181,813	8,768,841
Zeltiq Aesthetics Inc.[a,b]	369,372	14,486,770

		232,001,961
HEALTH CARE PROVIDERS & SERVICES — 4.10%
Aceto Corp.	307,966	5,848,274
Adeptus Health Inc. Class Aa,b	102,871	4,428,596
Air Methods Corp.[a,b]	198,036	6,236,154
Almost Family Inc.[a]	93,297	3,430,531
Amedisys Inc.[a,b]	164,934	7,824,469
AMN Healthcare Services Inc.[a,b]	497,645	15,859,946
BioTelemetry Inc.[a]	291,137	5,406,414
Chemed Corp.	168,112	23,715,560
CorVel Corp.[a]	104,572	4,015,565
Cross Country Healthcare Inc.[a,b]	345,118	4,065,490
Diplomat Pharmacy Inc.[a,b]	358,788	10,049,652
Ensign Group Inc. (The)	345,576	6,956,445
HealthEquity Inc.[a]	253,697	9,602,431
Landauer Inc.	66,443	2,955,385
LHC Group Inc.[a]	154,627	5,702,644
Providence Service Corp. (The)[a]	74,424	3,619,239
Quorum Health Corp.[a,b]	119,837	751,378
Surgical Care Affiliates Inc.[a,b]	288,261	14,055,606
U.S. Physical Therapy Inc.	130,107	8,157,709

		142,681,488
HEALTH CARE TECHNOLOGY — 1.66%
Computer Programs & Systems Inc.[b]	54,846	1,429,287
HealthStream Inc.[a]	263,835	7,281,846
Medidata Solutions Inc.[a,b]	565,604	31,538,079
Omnicell Inc.[a,b]	375,693	14,389,042

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value
Quality Systems Inc.	257,874	$2,919,133

		57,557,387
HOTELS, RESTAURANTS & LEISURE — 2.84%
Belmond Ltd.[a]	213,142	2,709,035
BJ’s Restaurants Inc.[a]	127,857	4,545,316
Boyd Gaming Corp.[a,b]	851,351	16,839,723
Chuy’s Holdings Inc.[a,b]	107,455	3,002,293
DineEquity Inc.	73,233	5,799,321
Fiesta Restaurant Group Inc.[a,b]	139,633	3,351,192
Marcus Corp. (The)	108,353	2,713,159
Monarch Casino & Resort Inc.[a]	114,545	2,883,098
Papa John’s International Inc.[b]	276,498	21,801,867
Popeyes Louisiana Kitchen Inc.[a]	221,072	11,747,766
Red Robin Gourmet Burgers Inc.[a,b]	71,015	3,191,414
Ruth’s Hospitality Group Inc.	317,585	4,484,300
Scientific Games Corp. Class Aa,b	245,643	2,768,397
Sonic Corp.	493,990	12,932,658

		98,769,539
HOUSEHOLD DURABLES — 1.98%
Cavco Industries Inc.[a,b]	57,195	5,665,165
Installed Building Products Inc.[a,b]	206,632	7,411,890
iRobot Corp.[a,b]	124,896	5,492,926
La-Z-Boy Inc.	250,540	6,153,262
LGI Homes Inc.[a,b]	175,319	6,458,752
M/I Homes Inc.[a]	119,263	2,811,029
MDC Holdings Inc.	196,629	5,073,028
Meritage Homes Corp.[a,b]	390,858	13,562,772
TopBuild Corp.[a,b]	231,719	7,693,071
Universal Electronics Inc.[a,b]	70,682	5,262,982
WCI Communities Inc.[a,b]	136,621	3,240,650

		68,825,527
HOUSEHOLD PRODUCTS — 0.48%
WD-40 Co.	147,874	16,625,474

		16,625,474
INDUSTRIAL CONGLOMERATES — 0.07%
Raven Industries Inc.	102,852	2,368,682

		2,368,682
INSURANCE — 2.76%
AMERISAFE Inc.	199,545	11,729,255
eHealth Inc.[a,b]	57,885	648,891
Employers Holdings Inc.	324,967	9,693,766
HCI Group Inc.	52,952	1,607,623
Maiden Holdings Ltd.	247,889	3,145,711

Security	Shares	Value
ProAssurance Corp.	309,474	$16,241,195
RLI Corp.	395,562	27,040,618
Selective Insurance Group Inc.	311,802	12,428,428
United Fire Group Inc.	123,303	5,218,183
Universal Insurance Holdings Inc.	328,524	8,278,805

		96,032,475
INTERNET & DIRECT MARKETING RETAIL — 0.46%
Blue Nile Inc.	121,434	4,179,758
NutriSystem Inc.	306,967	9,113,850
PetMed Express Inc.	133,644	2,710,301

		16,003,909
INTERNET SOFTWARE & SERVICES — 2.37%
DHI Group Inc.[a]	346,358	2,732,765
LivePerson Inc.[a,b]	192,219	1,616,562
LogMeIn Inc.[b]	262,297	23,709,026
Monster Worldwide Inc.[a]	470,572	1,698,765
NIC Inc.	644,254	15,139,969
Shutterstock Inc.[a,b]	93,087	5,929,642
SPS Commerce Inc.[a,b]	176,295	12,941,816
Stamps.com Inc.[a,b]	166,352	15,721,927
XO Group Inc.[a]	153,126	2,959,925

		82,450,397
IT SERVICES — 1.95%
Cardtronics PLC Class Aa,b	338,320	15,089,072
CSG Systems International Inc.	252,206	10,423,674
ExlService Holdings Inc.[a]	347,940	17,341,329
Forrester Research Inc.	56,003	2,178,517
Perficient Inc.[a]	199,187	4,013,618
Sykes Enterprises Inc.[a]	292,214	8,219,980
TeleTech Holdings Inc.	122,789	3,559,653
Virtusa Corp.[a,b]	281,990	6,959,513

		67,785,356
LEISURE PRODUCTS — 0.75%
Callaway Golf Co.	635,130	7,373,859
Nautilus Inc.[a,b]	321,340	7,300,845
Sturm Ruger & Co. Inc.	197,190	11,389,695

		26,064,399
LIFE SCIENCES TOOLS & SERVICES — 0.80%
Albany Molecular Research Inc.[a,b]	231,272	3,818,301
Cambrex Corp.[a,b]	332,776	14,795,221
Luminex Corp.[a,b]	411,934	9,359,140

		27,972,662
MACHINERY — 3.64%
Alamo Group Inc.	53,265	3,509,631

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value
Albany International Corp. Class A	150,703	$6,386,793
Barnes Group Inc.	281,047	11,396,456
ESCO Technologies Inc.	136,250	6,324,725
Federal Signal Corp.	438,329	5,812,243
Franklin Electric Co. Inc.	163,400	6,652,014
Hillenbrand Inc.	452,411	14,314,284
John Bean Technologies Corp.	302,754	21,359,295
Lydall Inc.[a,b]	178,204	9,111,570
Proto Labs Inc.[a,b]	251,195	15,049,092
Standex International Corp.	89,132	8,277,689
Tennant Co.	91,336	5,918,573
Wabash National Corp.[a,b]	345,767	4,923,722
Watts Water Technologies Inc. Class A	118,726	7,698,194

		126,734,281
MARINE — 0.51%
Matson Inc.	446,173	17,793,379

		17,793,379
MEDIA — 0.36%
EW Scripps Co. (The) Class Aa	263,764	4,193,848
World Wrestling Entertainment Inc. Class Ab	383,505	8,168,656

		12,362,504
METALS & MINING — 0.44%
AK Steel Holding Corp.[a,b]	1,239,894	5,988,688
Kaiser Aluminum Corp.	108,430	9,378,111

		15,366,799
OIL, GAS & CONSUMABLE FUELS — 1.64%
Carrizo Oil & Gas Inc.[a,b]	343,245	13,942,612
Northern Oil and Gas Inc.[a,b]	217,095	581,814
PDC Energy Inc.[a,b]	419,914	28,159,433
Synergy Resources Corp.[a,b]	2,078,157	14,401,628

		57,085,487
PAPER & FOREST PRODUCTS — 0.77%
Deltic Timber Corp.	109,830	7,438,786
KapStone Paper and Packaging Corp.	600,696	11,365,168
Neenah Paper Inc.	101,145	7,991,467

		26,795,421
PERSONAL PRODUCTS — 0.06%
Medifast Inc.	52,800	1,995,312

		1,995,312

Security	Shares	Value
PHARMACEUTICALS — 3.25%
Amphastar Pharmaceuticals Inc.[a,b]	365,604	$6,935,508
ANI Pharmaceuticals Inc.[a,b]	41,163	2,731,165
Depomed Inc.[a,b]	637,037	15,919,555
Impax Laboratories Inc.[a]	763,107	18,085,636
Lannett Co. Inc.[a,b]	300,266	7,978,067
Medicines Co. (The)[a,b]	426,315	16,089,128
Nektar Therapeutics[a,b]	1,417,493	24,352,530
Phibro Animal Health Corp.	192,555	5,233,645
SciClone Pharmaceuticals Inc.[a]	294,925	3,022,981
Supernus Pharmaceuticals Inc.[a,b]	513,275	12,693,291

		113,041,506
PROFESSIONAL SERVICES — 2.42%
Exponent Inc.	269,967	13,784,515
Heidrick & Struggles International Inc.	193,406	3,587,681
Insperity Inc.	108,844	7,906,428
Korn/Ferry International	592,709	12,446,889
Navigant Consulting Inc.[a]	262,312	5,303,949
On Assignment Inc.[a,b]	508,022	18,436,119
Resources Connection Inc.	227,987	3,406,126
TrueBlue Inc.[a]	441,532	10,005,115
WageWorks Inc.[a,b]	152,152	9,267,578

		84,144,400
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.40%
Forestar Group Inc.[a,b]	126,995	1,487,112
HFF Inc. Class A	364,209	10,084,947
RE/MAX Holdings Inc. Class A	53,576	2,345,557

		13,917,616
ROAD & RAIL — 0.40%
Heartland Express Inc.[b]	231,003	4,361,336
Knight Transportation Inc.[b]	338,262	9,704,737

		14,066,073
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.83%
Advanced Energy Industries Inc.[a]	258,567	12,235,390
CEVA Inc.[a]	217,936	7,643,016
Cohu Inc.	165,223	1,939,718
Exar Corp.[a]	202,414	1,884,474
Kopin Corp.[a,b]	627,997	1,369,034
MKS Instruments Inc.	283,851	14,115,910
Nanometrics Inc.[a]	104,057	2,324,633
Power Integrations Inc.	191,634	12,078,691

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Security	Shares	Value
Rambus Inc.[a,b]	1,134,211	$14,177,638
Rudolph Technologies Inc.[a]	215,767	3,827,707
Semtech Corp.[a,b]	263,881	7,317,420
Tessera Technologies Inc.	504,437	19,390,558

		98,304,189
SOFTWARE — 4.64%
8x8 Inc.[a]	931,712	14,376,316
Blackbaud Inc.	493,270	32,723,532
Bottomline Technologies de Inc.[a,b]	204,746	4,772,629
Ebix Inc.[b]	232,171	13,198,921
Interactive Intelligence Group Inc.[a]	83,152	5,000,761
MicroStrategy Inc. Class Aa	50,781	8,502,771
Monotype Imaging Holdings Inc.	251,015	5,549,942
Progress Software Corp.[a]	307,349	8,359,893
Qualys Inc.[a,b]	209,862	8,014,630
Synchronoss Technologies Inc.[a,b]	433,923	17,868,949
Take-Two Interactive Software Inc.[a]	891,953	40,209,241
VASCO Data Security International Inc.[a,b]	162,430	2,860,392

		161,437,977
SPECIALTY RETAIL — 2.23%
Asbury Automotive Group Inc.[a]	92,913	5,172,467
Five Below Inc.[a,b]	233,863	9,422,340
Francesca’s Holdings Corp.[a,b]	394,654	6,089,511
Lithia Motors Inc. Class A	242,289	23,143,446
MarineMax Inc.[a,b]	141,035	2,954,683
Monro Muffler Brake Inc.	335,301	20,510,362
Select Comfort Corp.[a,b]	294,107	6,352,711
Tile Shop Holdings Inc.[a]	238,185	3,941,962

		77,587,482
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.88%
Cray Inc.[a,b]	419,315	9,870,675
Electronics For Imaging Inc.[a,b]	333,780	16,328,518
Super Micro Computer Inc.[a,b]	194,496	4,545,371

		30,744,564
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
G-III Apparel Group Ltd.[a,b]	276,033	8,046,362
Oxford Industries Inc.	90,089	6,099,025
Steven Madden Ltd.[a,b]	286,606	9,905,104

		24,050,491

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 1.24%
Bank Mutual Corp.	439,476	$3,375,176
BofI Holding Inc.[a,b]	596,594	13,363,705
LendingTree Inc.[a,b]	74,893	7,257,881
Northfield Bancorp. Inc.	468,310	7,539,791
Oritani Financial Corp.	274,150	4,309,638
Walker & Dunlop Inc.[a]	288,139	7,278,391

		43,124,582
WATER UTILITIES — 0.38%
American States Water Co.	235,621	9,436,621
California Water Service Group	120,048	3,852,340

		13,288,961

TOTAL COMMON STOCKS
(Cost: $3,044,575,257)		3,473,862,727

SHORT-TERM INVESTMENTS — 12.09%

MONEY MARKET FUNDS — 12.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	418,677,593	418,677,593
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	1,889,169	1,889,169

		420,566,762

TOTAL SHORT-TERM INVESTMENTS (Cost: $420,566,762)		420,566,762

TOTAL INVESTMENTS IN SECURITIES — 111.97% (Cost: $3,465,142,019)		3,894,429,489
Other Assets, Less Liabilities — (11.97)%		(416,331,571)

NET ASSETS — 100.00%		$3,478,097,918

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2016

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	28	Dec. 2016	ICE Markets Equity	$3,473,024	$3,495,240	$22,216

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 100.05%

AEROSPACE & DEFENSE — 1.88%
AAR Corp.	407,450	$12,761,334
Aerojet Rocketdyne Holdings Inc.[a,b]	261,176	4,591,474
Aerovironment Inc.[a,b]	257,775	6,292,288
Cubic Corp.	315,874	14,786,062
Engility Holdings Inc.[a]	225,547	7,104,730
Mercury Systems Inc.[a,b]	183,034	4,497,145
Moog Inc. Class Aa	413,535	24,621,874
National Presto Industries Inc.	24,140	2,119,251

		76,774,158
AIR FREIGHT & LOGISTICS — 1.08%
Atlas Air Worldwide Holdings Inc.[a,b]	318,662	13,645,107
Echo Global Logistics Inc.[a,b]	352,740	8,134,185
Forward Air Corp.	115,459	4,994,756
Hub Group Inc. Class Aa,b	422,975	17,240,461

		44,014,509
AIRLINES — 0.43%
SkyWest Inc.	658,780	17,398,380

		17,398,380
AUTO COMPONENTS — 1.29%
American Axle & Manufacturing Holdings Inc.[a,b]	498,908	8,591,196
Cooper-Standard Holding Inc.[a]	130,547	12,898,043
Dorman Products Inc.[a,b]	128,201	8,192,044
Motorcar Parts of America Inc.[a,b]	91,733	2,640,076
Standard Motor Products Inc.	253,263	12,095,841
Superior Industries International Inc.	287,336	8,378,718

		52,795,918
AUTOMOBILES — 0.08%
Winnebago Industries Inc.	138,211	3,257,633

		3,257,633
BANKS — 7.37%
Banc of California Inc.	182,443	3,185,455
Boston Private Financial Holdings Inc.	1,062,048	13,626,076
Brookline Bancorp. Inc.	365,548	4,456,030
Cardinal Financial Corp.	115,324	3,008,803
Central Pacific Financial Corp.	150,150	3,782,278
City Holding Co.	78,942	3,969,993

Security	Shares	Value
Columbia Banking System Inc.	201,444	$6,591,248
Community Bank System Inc.	248,255	11,943,548
Customers Bancorp. Inc.[a,b]	327,454	8,238,743
CVB Financial Corp.	416,853	7,340,781
First BanCorp./Puerto Rico[a]	1,476,804	7,679,381
First Commonwealth Financial Corp.	403,743	4,073,767
First Financial Bancorp.	776,115	16,950,351
First NBC Bank Holding Co.[a]	78,950	745,288
Glacier Bancorp. Inc.	335,365	9,564,610
Great Western Bancorp. Inc.	340,455	11,343,961
Independent Bank Corp./Rockland MA	96,240	5,205,622
NBT Bancorp. Inc.	267,909	8,806,169
OFG Bancorp.	559,904	5,660,629
Old National Bancorp./IN	1,725,253	24,257,057
S&T Bancorp. Inc.	154,303	4,473,244
Southside Bancshares Inc.	307,141	9,883,797
Sterling Bancorp./DE	550,990	9,642,325
Texas Capital Bancshares Inc.[a,b]	257,985	14,168,536
Tompkins Financial Corp.	47,373	3,619,771
UMB Financial Corp.	557,169	33,123,697
United Bankshares Inc./WVb	384,839	14,496,885
United Community Banks Inc./GA	259,090	5,446,072
Westamerica Bancorp.	178,608	9,087,575
Wintrust Financial Corp.	659,098	36,626,076

		300,997,768
BIOTECHNOLOGY — 0.30%
AMAG Pharmaceuticals Inc.[a,b]	194,089	4,757,121
Enanta Pharmaceuticals Inc.[a,b]	173,828	4,625,563
Spectrum Pharmaceuticals Inc.[a]	601,935	2,811,037

		12,193,721
BUILDING PRODUCTS — 0.55%
Gibraltar Industries Inc.[a]	220,437	8,189,234
Patrick Industries Inc.[a,b]	40,625	2,515,500
Quanex Building Products Corp.	162,137	2,798,485
Simpson Manufacturing Co. Inc.	199,863	8,783,979

		22,287,198
CAPITAL MARKETS — 0.95%
Calamos Asset Management Inc. Class A	210,261	1,433,980
Greenhill & Co. Inc.	227,456	5,361,138
Interactive Brokers Group Inc. Class A	266,471	9,398,432

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value
INTL. FCStone Inc.[a,b]	188,884	$7,338,143
Investment Technology Group Inc.	160,216	2,746,102
Piper Jaffray Companies[a,b]	183,008	8,839,287
Virtus Investment Partners Inc.	35,804	3,503,780

		38,620,862
CHEMICALS — 4.46%
A Schulman Inc.	367,448	10,700,086
American Vanguard Corp.	168,608	2,707,845
Calgon Carbon Corp.	630,599	9,566,187
Chemours Co. (The)	2,301,617	36,825,872
Flotek Industries Inc.[a,b]	640,856	9,318,046
FutureFuel Corp.	283,422	3,197,000
Hawkins Inc.	117,554	5,093,615
HB Fuller Co.	637,019	29,602,273
Innophos Holdings Inc.	241,911	9,441,786
Intrepid Potash Inc.[a]	650,565	735,138
Koppers Holdings Inc.[a]	262,686	8,453,236
Kraton Corp.[a,b]	391,858	13,730,704
LSB Industries Inc.[a,b]	247,233	2,121,259
Quaker Chemical Corp.	86,735	9,187,839
Rayonier Advanced Materials Inc.	546,251	7,303,376
Stepan Co.	247,112	17,955,158
Tredegar Corp.	323,538	6,014,571

		181,953,991
COMMERCIAL SERVICES & SUPPLIES — 5.01%
ABM Industries Inc.	709,896	28,182,871
Brady Corp. Class A	306,454	10,606,373
Brink’s Co. (The)	566,758	21,015,387
Essendant Inc.	476,983	9,787,691
G&K Services Inc. Class A	128,200	12,241,818
Mobile Mini Inc.	264,729	7,994,816
Multi-Color Corp.	59,729	3,942,114
RR Donnelley & Sons Co.	2,665,523	41,902,022
Team Inc.[a,b]	235,927	7,717,172
Tetra Tech Inc.	729,522	25,876,145
UniFirst Corp./MA	196,156	25,865,130
Viad Corp.	259,137	9,554,381

		204,685,920
COMMUNICATIONS EQUIPMENT — 2.01%
ADTRAN Inc.	608,988	11,656,030
Bel Fuse Inc. Class B	108,321	2,614,869
Black Box Corp.	190,023	2,641,320
CalAmp Corp.[a,b]	180,141	2,512,967

Security	Shares	Value
Comtech Telecommunications Corp.	284,923	$3,649,864
Digi International Inc.[a]	131,284	1,496,637
Harmonic Inc.[a,b]	990,319	5,872,592
Ixia[a,b]	294,706	3,683,825
Lumentum Holdings Inc.[a,b]	404,181	16,882,640
NETGEAR Inc.[a]	154,955	9,373,228
Viavi Solutions Inc.[a]	2,947,059	21,778,766

		82,162,738
CONSTRUCTION & ENGINEERING — 0.41%
Aegion Corp.[a,b]	438,158	8,355,673
MYR Group Inc.[a]	203,253	6,117,915
Orion Group Holdings Inc.[a,b]	351,601	2,408,467

		16,882,055
CONSUMER FINANCE — 1.69%
Encore Capital Group Inc.[a,b]	293,944	6,607,861
Enova International Inc.[a,b]	293,788	2,843,868
Ezcorp Inc. Class Aa,b	616,868	6,822,560
FirstCash Inc.	611,142	28,772,565
Green Dot Corp. Class Aa,b	543,517	12,533,502
PRA Group Inc.[a,b]	214,349	7,403,615
World Acceptance Corp.[a,b]	77,680	3,809,427

		68,793,398
CONTAINERS & PACKAGING — 0.09%
Myers Industries Inc.	266,060	3,456,119

		3,456,119
DISTRIBUTORS — 0.26%
Core-Mark Holding Co. Inc.	271,785	9,729,903
VOXX International Corp.[a]	242,091	723,852

		10,453,755
DIVERSIFIED CONSUMER SERVICES — 0.74%
American Public Education Inc.[a,b]	200,231	3,966,576
Capella Education Co.	145,906	8,468,384
Career Education Corp.[a]	823,385	5,590,784
Regis Corp.[a]	449,284	5,638,514
Strayer Education Inc.[a,b]	129,893	6,063,405
Universal Technical Institute Inc.	254,326	452,701

		30,180,364
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.00%
ATN International Inc.	67,959	4,420,053
Cincinnati Bell Inc.[a]	955,247	3,897,408
Cogent Communications Holdings Inc.	179,202	6,596,426

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value
Consolidated Communications Holdings Inc.	362,628	$9,152,731
Inteliquent Inc.	247,838	4,000,105
Iridium Communications Inc.[a,b]	1,028,813	8,343,673
Lumos Networks Corp.[a]	304,214	4,258,996

		40,669,392
ELECTRIC UTILITIES — 1.50%
ALLETE Inc.	626,078	37,326,770
El Paso Electric Co.	513,667	24,024,206

		61,350,976
ELECTRICAL EQUIPMENT — 0.59%
Encore Wire Corp.	263,903	9,703,713
General Cable Corp.	624,047	9,348,224
Powell Industries Inc.	106,281	4,256,554
Vicor Corp.[a]	67,446	782,374

		24,090,865
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.94%
Agilysys Inc.[a,b]	101,023	1,123,376
Anixter International Inc.[a,b]	360,680	23,263,860
Badger Meter Inc.	118,142	3,958,938
Benchmark Electronics Inc.[a,b]	622,631	15,534,644
Coherent Inc.[a,b]	139,165	15,383,299
CTS Corp.	409,305	7,613,073
Daktronics Inc.	516,053	4,923,146
DTS Inc./CA	100,979	4,295,647
Electro Scientific Industries Inc.[a]	402,480	2,269,987
ePlus Inc.[a]	41,157	3,885,632
FARO Technologies Inc.[a,b]	208,841	7,507,834
Insight Enterprises Inc.[a]	449,697	14,637,637
Itron Inc.[a,b]	421,906	23,525,479
Littelfuse Inc.	88,761	11,433,304
MTS Systems Corp.	104,624	4,815,843
Park Electrochemical Corp.	233,379	4,053,793
Plexus Corp.[a]	424,369	19,851,982
Rofin-Sinar Technologies Inc.[a]	357,490	11,504,028
Rogers Corp.[a,b]	227,490	13,895,089
Sanmina Corp.[a]	940,608	26,779,110
ScanSource Inc.[a,b]	324,011	11,826,402
TTM Technologies Inc.[a,b]	921,254	10,548,358

		242,630,461
ENERGY EQUIPMENT & SERVICES — 2.82%
Archrock Inc.	884,834	11,573,629
Atwood Oceanics Inc.[b]	772,033	6,708,967

Security	Shares	Value
Basic Energy Services Inc.[a,b]	450,685	$373,798
Bristow Group Inc.	407,082	5,707,290
CARBO Ceramics Inc.	220,007	2,406,877
Era Group Inc.[a,b]	244,485	1,968,104
Exterran Corp.[a]	396,914	6,223,611
Geospace Technologies Corp.[a,b]	161,743	3,150,754
Gulf Island Fabrication Inc.	171,360	1,576,512
Gulfmark Offshore Inc. Class Aa,b	209,437	351,854
Helix Energy Solutions Group Inc.[a,b]	1,331,441	10,824,615
Hornbeck Offshore Services Inc.[a,b]	392,916	2,161,038
Matrix Service Co.[a]	158,389	2,971,378
Newpark Resources Inc.[a,b]	1,073,653	7,902,086
Pioneer Energy Services Corp.[a,b]	815,849	3,296,030
SEACOR Holdings Inc.[a,b]	203,154	12,085,631
Tesco Corp.	577,933	4,715,933
TETRA Technologies Inc.[a]	530,749	3,242,876
Tidewater Inc.[b]	565,416	1,594,473
U.S. Silica Holdings Inc.	306,587	14,274,691
Unit Corp.[a,b]	654,341	12,170,743

		115,280,890
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.90%
Agree Realty Corp.[b]	123,513	6,106,483
American Assets Trust Inc.[b]	150,505	6,528,907
Capstead Mortgage Corp.[b]	1,223,312	11,535,832
CareTrust REIT Inc.[b]	206,062	3,045,596
Cedar Realty Trust Inc.[b]	391,189	2,816,561
Chesapeake Lodging Trust	766,889	17,561,758
Cousins Properties Inc.[b]	1,141,722	11,919,578
DiamondRock Hospitality Co.	1,206,396	10,978,203
EastGroup Properties Inc.[b]	186,166	13,694,371
Franklin Street Properties Corp.	1,350,464	17,015,846
GEO Group Inc. (The)[b]	956,090	22,735,820
Getty Realty Corp.	111,597	2,670,516
Government Properties Income Trust[b]	507,651	11,483,066
Kite Realty Group Trust	1,058,065	29,329,562
Lexington Realty Trust[b]	2,731,643	28,135,923
LTC Properties Inc.[b]	194,917	10,133,735
Parkway Properties Inc./Md	1,059,567	18,023,235
Pennsylvania REIT[b]	550,565	12,679,512
PS Business Parks Inc.	96,673	10,979,153

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value
Sabra Health Care REIT Inc.[b]	830,636	$20,915,414
Saul Centers Inc.[b]	64,180	4,274,388
Summit Hotel Properties Inc.[b]	316,732	4,168,193
Universal Health Realty Income Trust	21,996	1,386,188
Urstadt Biddle Properties Inc. Class A	156,936	3,487,118

		281,604,958
FOOD & STAPLES RETAILING — 0.83%
Andersons Inc. (The)	327,380	11,844,608
SpartanNash Co.	476,892	13,791,717
SUPERVALU Inc.[a,b]	1,616,216	8,064,918

		33,701,243
FOOD PRODUCTS — 1.53%
Darling Ingredients Inc.[a,b]	2,081,670	28,123,362
J&J Snack Foods Corp.	66,721	7,947,805
Sanderson Farms Inc.	251,914	24,266,876
Seneca Foods Corp. Class Aa,b	79,393	2,242,058

		62,580,101
GAS UTILITIES — 2.14%
Northwest Natural Gas Co.	347,871	20,910,526
South Jersey Industries Inc.	1,006,550	29,743,553
Spire Inc.	577,584	36,815,204

		87,469,283
HEALTH CARE EQUIPMENT & SUPPLIES — 1.64%
Abaxis Inc.	113,090	5,837,706
Analogic Corp.	77,054	6,826,984
AngioDynamics Inc.[a]	366,396	6,426,586
Anika Therapeutics Inc.[a,b]	73,711	3,527,071
CONMED Corp.	123,810	4,959,829
CryoLife Inc.	186,953	3,284,764
Haemonetics Corp.[a]	378,583	13,708,490
ICU Medical Inc.[a]	55,905	7,065,274
Inogen Inc.[a,b]	77,985	4,671,302
Integer Holdings Corp.[a,b]	135,372	2,936,219
Invacare Corp.	401,007	4,479,248
Meridian Bioscience Inc.[b]	167,134	3,224,015

		66,947,488
HEALTH CARE PROVIDERS & SERVICES — 2.58%
Adeptus Health Inc. Class Aa,b	65,259	2,809,400
Air Methods Corp.[a,b]	201,488	6,344,857
Amedisys Inc.[a,b]	153,554	7,284,602
Diplomat Pharmacy Inc.[a,b]	113,450	3,177,735
Ensign Group Inc. (The)	184,791	3,719,843

Security	Shares	Value
HealthEquity Inc.[a]	236,444	$8,949,405
Healthways Inc.[a,b]	403,290	10,671,053
Kindred Healthcare Inc.	1,093,416	11,174,712
Landauer Inc.	43,827	1,949,425
Magellan Health Inc.[a]	274,113	14,728,091
PharMerica Corp.[a]	391,658	10,993,840
Providence Service Corp. (The)[a]	70,499	3,428,366
Quorum Health Corp.[a]	235,147	1,474,372
Select Medical Holdings Corp.[a]	1,363,816	18,411,516

		105,117,217
HEALTH CARE TECHNOLOGY — 0.71%
Computer Programs & Systems Inc.	73,652	1,919,371
HMS Holdings Corp.[a,b]	1,072,070	23,767,792
Quality Systems Inc.	275,762	3,121,626

		28,808,789
HOTELS, RESTAURANTS & LEISURE — 2.63%
Belmond Ltd.[a,b]	810,999	10,307,797
Biglari Holdings Inc.[a,b]	13,063	5,695,729
BJ’s Restaurants Inc.[a,b]	99,554	3,539,145
Bob Evans Farms Inc./DE	248,148	9,504,068
Chuy’s Holdings Inc.[a,b]	81,182	2,268,225
DineEquity Inc.	128,932	10,210,125
El Pollo Loco Holdings Inc.[a,b]	276,053	3,475,507
Fiesta Restaurant Group Inc.[a]	173,080	4,153,920
Interval Leisure Group Inc.	1,352,484	23,222,150
Marcus Corp. (The)	112,355	2,813,369
Marriott Vacations Worldwide Corp.	310,227	22,745,844
Red Robin Gourmet Burgers Inc.[a,b]	81,515	3,663,284
Ruby Tuesday Inc.[a]	761,221	1,903,053
Scientific Games Corp. Class Aa,b	342,609	3,861,204

		107,363,420
HOUSEHOLD DURABLES — 1.42%
Cavco Industries Inc.[a,b]	38,380	3,801,539
Ethan Allen Interiors Inc.	322,072	10,071,191
iRobot Corp.[a,b]	194,839	8,569,019
La-Z-Boy Inc.	321,017	7,884,178
M/I Homes Inc.[a]	172,915	4,075,607
MDC Holdings Inc.	262,064	6,761,251
TopBuild Corp.[a]	207,261	6,881,065
Universal Electronics Inc.[a,b]	98,358	7,323,737

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value
WCI Communities Inc.[a]	111,834	$2,652,702

		58,020,289
HOUSEHOLD PRODUCTS — 0.34%
Central Garden & Pet Co.[a,b]	130,393	3,390,218
Central Garden & Pet Co. Class Aa	427,646	10,605,621

		13,995,839
INDUSTRIAL CONGLOMERATES — 0.19%
Raven Industries Inc.	333,069	7,670,579

		7,670,579
INSURANCE — 3.25%
American Equity Investment Life Holding Co.	1,027,443	18,216,564
eHealth Inc.[a]	140,469	1,574,658
HCI Group Inc.	47,772	1,450,358
Horace Mann Educators Corp.	508,686	18,643,342
Infinity Property & Casualty Corp.	139,574	11,533,000
Maiden Holdings Ltd.	499,259	6,335,597
Navigators Group Inc. (The)	142,952	13,854,908
ProAssurance Corp.	302,628	15,881,917
Safety Insurance Group Inc.	173,257	11,646,336
Selective Insurance Group Inc.	308,398	12,292,744
Stewart Information Services Corp.	271,849	12,083,688
United Fire Group Inc.	126,157	5,338,964
United Insurance Holdings Corp.	232,231	3,943,282

		132,795,358
INTERNET & DIRECT MARKETING RETAIL — 0.16%
FTD Companies Inc.[a,b]	220,080	4,527,046
PetMed Express Inc.	95,833	1,943,493

		6,470,539
INTERNET SOFTWARE & SERVICES — 0.71%
Blucora Inc.[a]	487,546	5,460,515
DHI Group Inc.[a]	212,308	1,675,110
Liquidity Services Inc.[a,b]	313,862	3,527,809
LivePerson Inc.[a]	442,537	3,721,736
Monster Worldwide Inc.[a]	573,723	2,071,140
QuinStreet Inc.[a,b]	467,136	1,410,751
Shutterstock Inc.[a,b]	130,654	8,322,660
XO Group Inc.[a]	135,164	2,612,720

		28,802,441
IT SERVICES — 1.68%
CACI International Inc. Class Aa,b	310,184	31,297,566

Security	Shares	Value
Cardtronics PLC Class Aa,b	162,524	$7,248,570
CIBER Inc.[a,b]	956,096	1,099,510
CSG Systems International Inc.	104,698	4,327,168
Forrester Research Inc.	60,755	2,363,370
ManTech International Corp./VA Class A	318,960	12,021,603
Perficient Inc.[a]	219,846	4,429,897
Sykes Enterprises Inc.[a]	148,849	4,187,122
TeleTech Holdings Inc.	59,095	1,713,164

		68,687,970
LEISURE PRODUCTS — 0.18%
Arctic Cat Inc.	160,671	2,488,794
Callaway Golf Co.	425,540	4,940,519

		7,429,313
MACHINERY — 6.28%
Actuant Corp. Class A	749,218	17,411,826
Alamo Group Inc.	56,384	3,715,142
Albany International Corp. Class A	185,182	7,848,013
Astec Industries Inc.	243,996	14,608,041
Barnes Group Inc.	296,112	12,007,342
Briggs & Stratton Corp.	541,991	10,108,132
Chart Industries Inc.[a,b]	387,825	12,732,295
CIRCOR International Inc.	205,680	12,250,301
EnPro Industries Inc.	272,980	15,510,724
ESCO Technologies Inc.	157,393	7,306,183
Federal Signal Corp.	224,104	2,971,619
Franklin Electric Co. Inc.	289,303	11,777,525
Greenbrier Companies Inc. (The)	359,474	12,689,432
Harsco Corp.	1,006,498	9,994,525
Hillenbrand Inc.	250,676	7,931,389
Lindsay Corp.[b]	132,429	9,797,098
Mueller Industries Inc.	731,708	23,721,973
SPX Corp.[a]	533,010	10,734,821
SPX FLOW Inc.[a]	529,845	16,382,807
Standex International Corp.	52,305	4,857,565
Tennant Co.	109,814	7,115,947
Titan International Inc.	557,444	5,641,333
Wabash National Corp.[a,b]	392,263	5,585,825
Watts Water Technologies Inc. Class A	209,194	13,564,139

		256,263,997
MEDIA — 0.93%
EW Scripps Co. (The) Class Aa,b	412,354	6,556,429

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value
Gannett Co. Inc.	1,473,898	$17,156,173
Harte-Hanks Inc.	615,491	997,095
Scholastic Corp.[b]	340,994	13,421,524

		38,131,221
METALS & MINING — 1.63%
AK Steel Holding Corp.[a,b]	1,515,200	7,318,416
Century Aluminum Co.[a,b]	642,710	4,466,834
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Haynes International Inc.	155,130	5,756,874
Kaiser Aluminum Corp.	76,909	6,651,859
Materion Corp.	249,731	7,669,239
Olympic Steel Inc.	116,625	2,577,413
Stillwater Mining Co.[a,b]	1,542,764	20,611,327
SunCoke Energy Inc.	809,436	6,491,677
TimkenSteel Corp.	484,299	5,060,925

		66,606,338
MULTI-UTILITIES — 0.83%
Avista Corp.	808,703	33,795,698

		33,795,698
MULTILINE RETAIL — 0.18%
Fred’s Inc. Class A	446,410	4,044,475
Tuesday Morning Corp.[a,b]	563,147	3,367,619

		7,412,094
OIL, GAS & CONSUMABLE FUELS — 1.36%
Bill Barrett Corp.[a]	756,561	4,206,479
Bonanza Creek Energy Inc.[a,b]	481,693	491,327
Carrizo Oil & Gas Inc.[a,b]	280,336	11,387,248
Cloud Peak Energy Inc.[a,b]	781,993	4,254,042
Contango Oil & Gas Co.[a]	276,233	2,823,101
Green Plains Inc.	452,352	11,851,623
Northern Oil and Gas Inc.[a,b]	272,412	730,064
PDC Energy Inc.[a,b]	201,733	13,528,215
REX American Resources Corp.[a,b]	72,417	6,138,065

		55,410,164
PAPER & FOREST PRODUCTS — 1.67%
Boise Cascade Co.[a,b]	494,215	12,553,061
Clearwater Paper Corp.[a,b]	216,284	13,987,086
KapStone Paper and Packaging Corp.	383,295	7,251,942
Neenah Paper Inc.	90,424	7,144,400
PH Glatfelter Co.	556,292	12,060,411

Security	Shares	Value
Schweitzer-Mauduit International Inc.	388,586	$14,983,876

		67,980,776
PERSONAL PRODUCTS — 0.24%
Inter Parfums Inc.	218,648	7,055,771
Medifast Inc.	75,861	2,866,787

		9,922,558
PHARMACEUTICALS — 0.49%
ANI Pharmaceuticals Inc.[a,b]	51,330	3,405,745
Medicines Co. (The)[a,b]	363,621	13,723,057
SciClone Pharmaceuticals Inc.[a,b]	283,233	2,903,138

		20,031,940
PROFESSIONAL SERVICES — 1.02%
CDI Corp.	164,234	931,207
Insperity Inc.	109,738	7,971,368
Kelly Services Inc. Class A	373,611	7,180,804
Navigant Consulting Inc.[a]	287,051	5,804,171
Resources Connection Inc.	191,920	2,867,285
WageWorks Inc.[a,b]	278,940	16,990,235

		41,745,070
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
Forestar Group Inc.[a,b]	191,241	2,239,432
RE/MAX Holdings Inc. Class A	159,942	7,002,261

		9,241,693
ROAD & RAIL — 1.10%
ArcBest Corp.	303,709	5,776,545
Celadon Group Inc.	342,822	2,996,264
Heartland Express Inc.[b]	263,190	4,969,027
Knight Transportation Inc.	430,758	12,358,447
Marten Transport Ltd.	291,487	6,121,227
Roadrunner Transportation Systems Inc.[a]	393,852	3,142,939
Saia Inc.[a]	319,756	9,579,890

		44,944,339
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.16%
Advanced Energy Industries Inc.[a,b]	187,810	8,887,169
Brooks Automation Inc.	871,409	11,859,877
Cabot Microelectronics Corp.	304,090	16,089,402
Cohu Inc.	121,116	1,421,902
Diodes Inc.[a]	490,815	10,473,992

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value
DSP Group Inc.[a]	281,195	$3,377,152
Exar Corp.[a]	286,961	2,671,607
Kulicke & Soffa Industries Inc.[a]	893,554	11,553,653
MKS Instruments Inc.	333,599	16,589,878
Nanometrics Inc.[a]	190,516	4,256,127
Power Integrations Inc.	133,194	8,395,218
Rudolph Technologies Inc.[a]	135,918	2,411,185
Semtech Corp.[a,b]	508,972	14,113,794
Ultratech Inc.[a]	301,941	6,968,798
Veeco Instruments Inc.[a]	512,928	10,068,777

		129,138,531
SOFTWARE — 1.70%
Bottomline Technologies de Inc.[a,b]	225,939	5,266,638
Epiq Systems Inc.	418,078	6,894,106
Interactive Intelligence Group Inc.[a,b]	125,440	7,543,961
MicroStrategy Inc. Class Aa	57,600	9,644,544
Monotype Imaging Holdings Inc.	216,533	4,787,545
Progress Software Corp.[a]	242,844	6,605,357
Qualys Inc.[a,b]	107,847	4,118,677
Tangoe Inc.[a,b]	309,044	2,549,613
TiVo Corp.[a]	956,160	18,625,997
VASCO Data Security International Inc.[a,b]	189,889	3,343,945

		69,380,383
SPECIALTY RETAIL — 5.55%
Asbury Automotive Group Inc.[a,b]	135,760	7,557,759
Barnes & Noble Education Inc.[a,b]	487,502	4,665,394
Barnes & Noble Inc.	706,362	7,981,891
Big 5 Sporting Goods Corp.	229,163	3,121,200
Buckle Inc. (The)[b]	354,657	8,522,408
Caleres Inc.	552,232	13,965,947
Cato Corp. (The) Class A	328,742	10,812,324
Children’s Place Inc. (The)	233,060	18,614,502
Express Inc.[a,b]	996,932	11,753,828
Finish Line Inc. (The) Class A	525,360	12,125,309
Five Below Inc.[a,b]	410,113	16,523,453
Genesco Inc.[a,b]	263,880	14,370,905
Group 1 Automotive Inc.	252,154	16,107,597
Haverty Furniture Companies Inc.	238,858	4,786,714
Hibbett Sports Inc.[a,b]	281,630	11,237,037

Security	Shares	Value
Kirkland’s Inc.[a]	180,853	$2,202,790
Lumber Liquidators Holdings Inc.[a,b]	346,053	6,806,862
MarineMax Inc.[a,b]	139,983	2,932,644
Rent-A-Center Inc./TX	671,911	8,492,955
Select Comfort Corp.[a,b]	224,972	4,859,395
Shoe Carnival Inc.	181,757	4,845,642
Sonic Automotive Inc. Class A	335,695	6,311,066
Stage Stores Inc.	313,837	1,760,626
Stein Mart Inc.	386,747	2,455,843
Tailored Brands Inc.	608,790	9,558,003
Tile Shop Holdings Inc.[a]	126,294	2,090,166
Vitamin Shoppe Inc.[a,b]	301,434	8,093,503
Zumiez Inc.[a,b]	221,773	3,991,914

		226,547,677
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.36%
Electronics For Imaging Inc.[a,b]	185,170	9,058,516
Super Micro Computer Inc.[a,b]	244,532	5,714,713

		14,773,229
TEXTILES, APPAREL & LUXURY GOODS — 2.00%
Crocs Inc.[a,b]	927,324	7,696,789
G-III Apparel Group Ltd.[a,b]	183,733	5,355,817
Iconix Brand Group Inc.[a,b]	714,944	5,805,345
Movado Group Inc.[b]	193,030	4,146,285
Oxford Industries Inc.	78,916	5,342,613
Perry Ellis International Inc.[a]	148,166	2,856,641
Steven Madden Ltd.[a,b]	349,482	12,078,098
Unifi Inc.[a]	188,839	5,557,532
Vera Bradley Inc.[a,b]	250,282	3,791,772
Wolverine World Wide Inc.	1,260,437	29,027,864

		81,658,756
THRIFTS & MORTGAGE FINANCE — 1.74%
Astoria Financial Corp.	1,156,827	16,889,674
Dime Community Bancshares Inc.	402,472	6,745,431
Northwest Bancshares Inc.	1,301,030	20,439,181
Oritani Financial Corp.	140,909	2,215,089
Provident Financial Services Inc.	761,416	16,164,862
TrustCo Bank Corp. NY	1,192,687	8,456,151

		70,910,388

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2016

Security	Shares	Value
TOBACCO — 0.41%
Universal Corp./VA	289,283	$16,842,056

		16,842,056
TRADING COMPANIES & DISTRIBUTORS — 1.18%
Applied Industrial Technologies Inc.	495,188	23,145,087
DXP Enterprises Inc.[a,b]	165,210	4,657,270
Kaman Corp.	339,009	14,889,275
Veritiv Corp.[a,b]	105,383	5,287,065

		47,978,697
WATER UTILITIES — 0.54%
American States Water Co.	178,230	7,138,111
California Water Service Group[b]	463,585	14,876,443

		22,014,554
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Spok Holdings Inc.	258,814	4,612,066

		4,612,066

TOTAL COMMON STOCKS (Cost: $3,801,367,225)		4,083,738,123

Security	Shares	Value
SHORT-TERM INVESTMENTS — 7.26%

MONEY MARKET FUNDS — 7.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	292,259,648	$292,259,648
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	4,125,084	4,125,084

		296,384,732

TOTAL SHORT-TERM INVESTMENTS (Cost: $296,384,732)		296,384,732

TOTAL INVESTMENTS IN SECURITIES — 107.31% (Cost: $4,097,751,957)		4,380,122,855
Other Assets, Less Liabilities — (7.31)%		(298,241,950)

NET ASSETS — 100.00%		$4,081,880,905

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	33	Dec. 2016	ICE Markets Equity	$4,068,997	$4,119,390	$50,393

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.06%
Boeing Co. (The)	2,459,047	$323,954,852
General Dynamics Corp.	1,216,319	188,724,056
L-3 Communications Holdings Inc.	327,411	49,350,660
Lockheed Martin Corp.	1,069,991	256,498,242
Northrop Grumman Corp.	756,906	161,940,039
Raytheon Co.	1,250,797	170,270,996
Rockwell Collins Inc.	550,755	46,450,677
Textron Inc.	1,142,220	45,403,245
TransDigm Group Inc.[a,b]	212,232	61,360,516
United Technologies Corp.	3,299,066	335,185,105

		1,639,138,388
AIR FREIGHT & LOGISTICS — 0.73%
CH Robinson Worldwide Inc.	604,924	42,622,945
Expeditors International of Washington Inc.	767,465	39,539,797
FedEx Corp.	1,035,425	180,868,039
United Parcel Service Inc. Class B	2,930,019	320,426,878

		583,457,659
AIRLINES — 0.51%
Alaska Air Group Inc.	521,771	34,363,838
American Airlines Group Inc.	2,246,154	82,231,698
Delta Air Lines Inc.	3,174,366	124,943,046
Southwest Airlines Co.	2,628,969	102,240,604
United Continental Holdings Inc.[a]	1,243,619	65,252,689

		409,031,875
AUTO COMPONENTS — 0.42%
BorgWarner Inc.	853,788	30,036,262
Delphi Automotive PLC	1,156,174	82,458,329
Goodyear Tire & Rubber Co. (The)	1,112,503	35,933,847
Johnson Controls International PLC	4,016,565	186,890,776

		335,319,214
AUTOMOBILES — 0.54%
Ford Motor Co.	16,540,716	199,646,442
General Motors Co.	6,024,554	191,400,081
Harley-Davidson Inc.	757,911	39,858,539

		430,905,062

Security	Shares	Value
BANKS — 5.36%
Bank of America Corp.	43,253,648	$676,919,591
BB&T Corp.	3,452,381	130,223,811
Citigroup Inc.	12,314,614	581,619,219
Citizens Financial Group Inc.	2,201,941	54,409,962
Comerica Inc.	737,172	34,882,979
Fifth Third Bancorp.	3,248,472	66,463,737
Huntington Bancshares Inc./OH	4,601,368	45,369,489
JPMorgan Chase & Co.	15,309,569	1,019,464,200
KeyCorp	4,587,148	55,825,591
M&T Bank Corp.	664,503	77,148,798
People’s United Financial Inc.	1,316,840	20,832,409
PNC Financial Services Group Inc. (The)[c]	2,082,898	187,648,281
Regions Financial Corp.	5,320,557	52,513,898
SunTrust Banks Inc.	2,125,339	93,089,848
U.S. Bancorp.	6,819,213	292,476,046
Wells Fargo & Co.	19,247,248	852,268,141
Zions BanCorp.	869,457	26,970,556

		4,268,126,556
BEVERAGES — 2.22%
Brown-Forman Corp. Class B	773,159	36,678,663
Coca-Cola Co. (The)	16,464,365	696,771,927
Constellation Brands Inc. Class A	750,883	125,014,511
Dr Pepper Snapple Group Inc.	785,878	71,758,520
Molson Coors Brewing Co. Class B	780,804	85,732,279
Monster Beverage Corp.[a]	572,873	84,103,485
PepsiCo Inc.	6,099,957	663,492,323

		1,763,551,708
BIOTECHNOLOGY — 2.99%
AbbVie Inc.	6,902,692	435,352,784
Alexion Pharmaceuticals Inc.[a,b]	950,509	116,475,373
Amgen Inc.	3,171,980	529,117,984
Biogen Inc.[a]	928,763	290,730,682
Celgene Corp.[a]	3,285,383	343,421,085
Gilead Sciences Inc.	5,593,466	442,555,030
Regeneron Pharmaceuticals Inc.[a]	319,893	128,603,384
Vertex Pharmaceuticals Inc.[a,b]	1,050,264	91,593,523

		2,377,849,845
BUILDING PRODUCTS — 0.14%
Allegion PLC	406,524	28,013,569

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value
Fortune Brands Home & Security Inc.	652,378	$37,903,162
Masco Corp.	1,399,725	48,024,564

		113,941,295
CAPITAL MARKETS — 2.54%
Affiliated Managers Group Inc.[a]	228,359	33,043,547
Ameriprise Financial Inc.	684,230	68,265,627
Bank of New York Mellon Corp. (The)	4,525,466	180,475,584
BlackRock Inc.[c]	517,147	187,445,102
Charles Schwab Corp. (The)	5,103,033	161,102,752
CME Group Inc.	1,436,264	150,118,313
E*TRADE Financial Corp.[a]	1,160,152	33,783,626
Franklin Resources Inc.	1,489,666	52,987,420
Goldman Sachs Group Inc. (The)	1,598,293	257,756,712
Intercontinental Exchange Inc.	504,965	136,017,372
Invesco Ltd.	1,737,562	54,333,564
Legg Mason Inc.	392,377	13,136,782
Moody’s Corp.	709,143	76,786,004
Morgan Stanley	6,239,627	200,042,442
Nasdaq Inc.	483,932	32,684,767
Northern Trust Corp.	902,834	61,383,684
S&P Global Inc.	1,119,002	141,620,893
State Street Corp.	1,551,010	107,996,826
T Rowe Price Group Inc.	1,053,550	70,061,075

		2,019,042,092
CHEMICALS — 2.08%
Air Products & Chemicals Inc.	917,872	137,992,876
Albemarle Corp.	476,949	40,774,370
CF Industries Holdings Inc.	980,569	23,876,855
Dow Chemical Co. (The)	4,776,178	247,549,306
Eastman Chemical Co.	626,142	42,377,291
Ecolab Inc.	1,112,372	135,397,920
EI du Pont de Nemours & Co.	3,705,917	248,185,262
FMC Corp.	567,233	27,420,043
International Flavors & Fragrances Inc.	337,376	48,234,647
LyondellBasell Industries NV Class A	1,444,934	116,548,376
Monsanto Co.	1,854,723	189,552,691
Mosaic Co. (The)	1,484,453	36,309,720
PPG Industries Inc.	1,128,676	116,659,951
Praxair Inc.	1,208,992	146,082,503
Sherwin-Williams Co. (The)	340,077	94,085,703

		1,651,047,514

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.31%
Cintas Corp.	362,220	$40,785,972
Pitney Bowes Inc.	784,063	14,238,584
Republic Services Inc.	988,217	49,855,548
Stericycle Inc.[a,b]	360,493	28,889,909
Waste Management Inc.	1,724,744	109,969,677

		243,739,690
COMMUNICATIONS EQUIPMENT — 1.07%
Cisco Systems Inc.	21,318,735	676,230,274
F5 Networks Inc.[a,b]	280,637	34,978,596
Harris Corp.	526,549	48,237,154
Juniper Networks Inc.	1,623,351	39,057,825
Motorola Solutions Inc.	706,726	53,909,059

		852,412,908
CONSTRUCTION & ENGINEERING — 0.09%
Fluor Corp.	590,282	30,293,272
Jacobs Engineering Group Inc.[a,b]	514,741	26,622,405
Quanta Services Inc.[a]	638,956	17,884,378

		74,800,055
CONSTRUCTION MATERIALS — 0.14%
Martin Marietta Materials Inc.	268,907	48,163,933
Vulcan Materials Co.	564,059	64,150,430

		112,314,363
CONSUMER FINANCE — 0.72%
American Express Co.	3,289,061	210,631,466
Capital One Financial Corp.	2,145,070	154,080,378
Discover Financial Services	1,710,850	96,748,568
Navient Corp.	1,341,609	19,413,082
Synchrony Financial	3,358,017	94,024,476

		574,897,970
CONTAINERS & PACKAGING — 0.35%
Avery Dennison Corp.	376,649	29,299,526
Ball Corp.	738,520	60,521,714
International Paper Co.	1,742,964	83,627,413
Owens-Illinois Inc.[a,b]	689,660	12,682,847
Sealed Air Corp.	833,808	38,205,082
WestRock Co.	1,066,046	51,681,910

		276,018,492
DISTRIBUTORS — 0.14%
Genuine Parts Co.	631,207	63,404,743
LKQ Corp.[a]	1,301,788	46,161,403

		109,566,146

2	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	927,873	$21,480,260

		21,480,260
DIVERSIFIED FINANCIAL SERVICES — 1.49%
Berkshire Hathaway Inc. Class Ba,b	8,047,535	1,162,627,382
Leucadia National Corp.	1,374,854	26,177,220

		1,188,804,602
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.64%
AT&T Inc.	26,075,564	1,058,928,654
CenturyLink Inc.	2,314,236	63,479,493
Frontier Communications Corp.	4,968,362	20,668,386
Level 3 Communications Inc.[a,b]	1,234,403	57,251,611
Verizon Communications Inc.	17,277,620	898,090,688

		2,098,418,832
ELECTRIC UTILITIES — 2.05%
Alliant Energy Corp.	963,654	36,917,585
American Electric Power Co. Inc.	2,084,180	133,825,198
Duke Energy Corp.	2,920,112	233,725,764
Edison International	1,381,012	99,778,117
Entergy Corp.	758,668	58,212,595
Eversource Energy	1,344,560	72,848,261
Exelon Corp.	3,911,730	130,221,492
FirstEnergy Corp.	1,802,312	59,620,481
NextEra Energy Inc.	1,979,739	242,161,674
PG&E Corp.	2,112,993	129,251,782
Pinnacle West Capital Corp.	471,258	35,810,895
PPL Corp.	2,874,224	99,361,924
Southern Co. (The)	4,148,344	212,810,047
Xcel Energy Inc.	2,153,055	88,576,683

		1,633,122,498
ELECTRICAL EQUIPMENT — 0.55%
Acuity Brands Inc.	185,967	49,206,868
AMETEK Inc.	985,193	47,072,522
Eaton Corp. PLC	1,927,326	126,644,591
Emerson Electric Co.	2,727,722	148,688,126
Rockwell Automation Inc.	548,496	67,103,001

		438,715,108
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.38%
Amphenol Corp. Class A	1,308,598	84,954,182
Corning Inc.	4,394,995	103,941,632
FLIR Systems Inc.	583,061	18,319,777

Security	Shares	Value
TE Connectivity Ltd.	1,507,066	$97,024,909

		304,240,500
ENERGY EQUIPMENT & SERVICES — 1.07%
Baker Hughes Inc.	1,813,745	91,539,710
FMC Technologies Inc.[a,b]	956,457	28,378,079
Halliburton Co.	3,649,899	163,807,467
Helmerich & Payne Inc.[b]	458,106	30,830,534
National Oilwell Varco Inc.	1,600,708	58,810,012
Schlumberger Ltd.	5,894,555	463,547,805
Transocean Ltd.[b]	1,451,106	15,468,790

		852,382,397
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.01%
American Tower Corp.	1,803,489	204,389,408
Apartment Investment & Management Co. Class Ab	663,889	30,479,144
AvalonBay Communities Inc.[b]	582,036	103,509,282
Boston Properties Inc.[b]	651,457	88,787,075
Crown Castle International Corp.	1,430,815	134,797,081
Digital Realty Trust Inc.[b]	622,513	60,458,463
Equinix Inc.[b]	301,260	108,528,915
Equity Residential[b]	1,549,480	99,678,048
Essex Property Trust Inc.[b]	277,619	61,825,751
Extra Space Storage Inc.[b]	533,207	42,341,968
Federal Realty Investment Trust	300,550	46,263,662
General Growth Properties Inc.[b]	2,475,114	68,313,146
HCP Inc.[b]	1,981,959	75,215,344
Host Hotels & Resorts Inc.[b]	3,147,249	49,002,667
Iron Mountain Inc.[b]	1,037,780	38,947,883
Kimco Realty Corp.[b]	1,780,517	51,545,967
Macerich Co. (The)[b]	511,405	41,357,322
Prologis Inc.[b]	2,233,562	119,584,909
Public Storage[b]	632,082	141,042,777
Realty Income Corp.[b]	1,096,007	73,355,749
Simon Property Group Inc.[b]	1,331,866	275,709,581
SL Green Realty Corp.[b]	425,074	45,950,499
UDR Inc.[b]	1,132,034	40,741,904
Ventas Inc.	1,489,264	105,186,716
Vornado Realty Trust[b]	728,355	73,716,810
Welltower Inc.	1,517,076	113,431,773
Weyerhaeuser Co.[b]	3,173,640	101,366,062

		2,395,527,906
FOOD & STAPLES RETAILING — 2.14%
Costco Wholesale Corp.	1,856,784	283,178,128
CVS Health Corp.	4,519,232	402,166,456

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value
Kroger Co. (The)	4,022,452	$119,386,375
Sysco Corp.	2,164,786	106,096,162
Wal-Mart Stores Inc.	6,424,380	463,326,285
Walgreens Boots Alliance Inc.	3,624,127	292,177,119
Whole Foods Market Inc.	1,351,388	38,311,850

		1,704,642,375
FOOD PRODUCTS — 1.71%
Archer-Daniels-Midland Co.	2,465,903	103,987,130
Campbell Soup Co.	824,241	45,085,983
ConAgra Foods Inc.	1,766,641	83,226,458
General Mills Inc.	2,530,549	161,651,470
Hershey Co. (The)	594,972	56,879,323
Hormel Foods Corp.	1,145,472	43,447,753
JM Smucker Co. (The)	493,462	66,883,839
Kellogg Co.	1,068,945	82,811,169
Kraft Heinz Co. (The)	2,525,433	226,051,508
McCormick & Co. Inc./MD	487,642	48,725,189
Mead Johnson Nutrition Co.	782,727	61,843,260
Mondelez International Inc. Class A	6,593,268	289,444,465
Tyson Foods Inc. Class A	1,260,776	94,142,144

		1,364,179,691
HEALTH CARE EQUIPMENT & SUPPLIES — 2.77%
Abbott Laboratories	6,230,713	263,496,853
Baxter International Inc.	2,074,838	98,762,289
Becton Dickinson and Co.	902,509	162,207,942
Boston Scientific Corp.[a]	5,767,714	137,271,593
Cooper Companies Inc. (The)	206,536	37,023,643
CR Bard Inc.	311,363	69,832,494
Danaher Corp.	2,575,690	201,908,339
DENTSPLY SIRONA Inc.	987,689	58,698,357
Edwards Lifesciences Corp.[a,b]	902,320	108,783,699
Hologic Inc.[a]	1,175,961	45,662,566
Intuitive Surgical Inc.[a]	163,154	118,258,914
Medtronic PLC	5,857,429	506,081,865
St. Jude Medical Inc.	1,207,725	96,328,146
Stryker Corp.	1,316,819	153,290,900
Varian Medical Systems Inc.[a,b]	395,832	39,397,159
Zimmer Biomet Holdings Inc.	847,786	110,229,136

		2,207,233,895
HEALTH CARE PROVIDERS & SERVICES — 2.59%
Aetna Inc.	1,486,905	171,663,182
AmerisourceBergen Corp.	766,363	61,906,803
Anthem Inc.	1,115,494	139,782,553
Cardinal Health Inc.	1,350,401	104,926,158

Security	Shares	Value
Centene Corp.[a,b]	723,726	$48,460,693
Cigna Corp.	1,087,512	141,724,564
DaVita Inc.[a,b]	701,616	46,355,769
Express Scripts Holding Co.[a,b]	2,671,254	188,403,545
HCA Holdings Inc.[a]	1,251,870	94,678,928
Henry Schein Inc.[a,b]	346,710	56,506,796
Humana Inc.	631,841	111,766,354
Laboratory Corp. of America Holdings[a]	433,623	59,614,490
McKesson Corp.	956,669	159,524,556
Patterson Companies Inc.	352,413	16,189,853
Quest Diagnostics Inc.	589,276	49,870,428
UnitedHealth Group Inc.	4,036,771	565,147,940
Universal Health Services Inc. Class B	381,904	47,058,211

		2,063,580,823
HEALTH CARE TECHNOLOGY — 0.10%
Cerner Corp.[a,b]	1,273,993	78,669,068

		78,669,068
HOTELS, RESTAURANTS & LEISURE — 1.61%
Carnival Corp.	1,834,940	89,581,771
Chipotle Mexican Grill Inc.[a,b]	123,420	52,268,370
Darden Restaurants Inc.	535,025	32,807,733
Marriott International Inc./MD Class A	1,365,149	91,915,482
McDonald’s Corp.	3,617,042	417,261,965
Royal Caribbean Cruises Ltd.	711,725	53,343,789
Starbucks Corp.	6,216,304	336,550,699
Wyndham Worldwide Corp.	465,765	31,359,957
Wynn Resorts Ltd.	336,561	32,787,773
Yum! Brands Inc.	1,569,966	142,568,612

		1,280,446,151
HOUSEHOLD DURABLES — 0.49%
DR Horton Inc.	1,436,043	43,368,498
Garmin Ltd.[b]	488,181	23,486,388
Harman International Industries Inc.	295,735	24,974,821
Leggett & Platt Inc.	566,639	25,827,406
Lennar Corp. Class A	796,304	33,715,511
Mohawk Industries Inc.[a]	267,179	53,526,641
Newell Brands Inc.	2,043,884	107,630,931
PulteGroup Inc.	1,310,846	26,269,354
Whirlpool Corp.	319,798	51,858,444

		390,657,994

4	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value
HOUSEHOLD PRODUCTS — 2.02%
Church & Dwight Co. Inc.	1,091,907	$52,324,184
Clorox Co. (The)	548,786	68,697,032
Colgate-Palmolive Co.	3,778,680	280,151,335
Kimberly-Clark Corp.	1,524,352	192,281,761
Procter & Gamble Co. (The)[b]	11,311,647	1,015,220,318

		1,608,674,630
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.06%
AES Corp./VA	2,793,839	35,900,831
NRG Energy Inc.	1,333,016	14,943,110

		50,843,941
INDUSTRIAL CONGLOMERATES — 2.55%
3M Co.	2,561,789	451,464,075
General Electric Co.	37,982,634	1,125,045,619
Honeywell International Inc.	3,225,029	376,006,131
Roper Technologies Inc.	429,557	78,381,266

		2,030,897,091
INSURANCE — 2.64%
Aflac Inc.	1,736,041	124,769,267
Allstate Corp. (The)	1,574,498	108,923,772
American International Group Inc.	4,311,185	255,825,718
Aon PLC	1,125,789	126,640,005
Arthur J Gallagher & Co.	750,427	38,174,221
Assurant Inc.	255,065	23,529,746
Chubb Ltd.	1,971,290	247,692,588
Cincinnati Financial Corp.	634,830	47,878,879
Hartford Financial Services Group Inc. (The)	1,636,027	70,054,676
Lincoln National Corp.	986,786	46,359,206
Loews Corp.	1,171,732	48,216,772
Marsh & McLennan Companies Inc.	2,196,613	147,722,224
MetLife Inc.	4,657,691	206,941,211
Principal Financial Group Inc.	1,133,717	58,397,763
Progressive Corp. (The)	2,466,583	77,697,364
Prudential Financial Inc.	1,852,281	151,238,744
Torchmark Corp.	472,167	30,166,750
Travelers Companies Inc. (The)	1,221,920	139,970,936
Unum Group	994,643	35,120,844
Willis Towers Watson PLC	550,050	73,030,139
XL Group Ltd.	1,165,575	39,198,287

		2,097,549,112

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 2.48%
Amazon.com Inc.[a]	1,667,790	$1,396,457,245
Expedia Inc.	510,719	59,611,122
Netflix Inc.[a,b]	1,817,217	179,086,735
Priceline Group Inc. (The)[a]	210,403	309,605,911
TripAdvisor Inc.[a,b]	484,340	30,600,601

		1,975,361,614
INTERNET SOFTWARE & SERVICES — 4.55%
Akamai Technologies Inc.[a,b]	740,638	39,246,408
Alphabet Inc. Class Aa,b	1,249,714	1,004,845,039
Alphabet Inc. Class Ca	1,252,487	973,545,620
eBay Inc.[a]	4,450,514	146,421,910
Facebook Inc. Class Aa,b	9,845,972	1,262,942,828
VeriSign Inc.[a,b]	393,753	30,807,235
Yahoo! Inc.[a,b]	3,711,507	159,965,952

		3,617,774,992
IT SERVICES — 3.77%
Accenture PLC Class A	2,638,701	322,370,101
Alliance Data Systems Corp.[a,b]	248,094	53,223,606
Automatic Data Processing Inc.	1,933,557	170,539,727
Cognizant Technology Solutions Corp. Class Aa,b	2,572,619	122,739,653
CSRA Inc.	616,029	16,571,180
Fidelity National Information Services Inc.	1,389,545	107,036,651
Fiserv Inc.[a]	931,723	92,678,487
Global Payments Inc.	651,211	49,986,956
International Business Machines Corp.	3,686,778	585,644,685
MasterCard Inc. Class A	4,064,505	413,644,674
Paychex Inc.	1,360,094	78,708,640
PayPal Holdings Inc.[a]	4,757,557	194,917,110
Teradata Corp.[a,b]	551,588	17,099,228
Total System Services Inc.	701,351	33,068,700
Visa Inc. Class A	7,995,759	661,249,269
Western Union Co. (The)	2,067,457	43,044,455
Xerox Corp.	3,608,085	36,549,901

		2,999,073,023
LEISURE PRODUCTS — 0.10%
Hasbro Inc.	478,431	37,953,931
Mattel Inc.	1,443,830	43,719,173

		81,673,104
LIFE SCIENCES TOOLS & SERVICES — 0.72%
Agilent Technologies Inc.	1,379,817	64,975,583

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value
Illumina Inc.[a]	621,389	$112,881,526
Mettler-Toledo International Inc.[a,b]	112,197	47,103,666
PerkinElmer Inc.	463,721	26,019,385
Thermo Fisher Scientific Inc.	1,671,113	265,807,234
Waters Corp.[a,b]	341,543	54,131,150

		570,918,544
MACHINERY — 1.44%
Caterpillar Inc.	2,476,333	219,824,080
Cummins Inc.	657,637	84,276,182
Deere & Co.[b]	1,226,124	104,649,683
Dover Corp.	657,938	48,450,554
Flowserve Corp.	552,700	26,662,248
Fortive Corp.	1,274,390	64,866,451
Illinois Tool Works Inc.	1,354,088	162,273,906
Ingersoll-Rand PLC	1,093,594	74,298,776
PACCAR Inc.	1,485,784	87,334,384
Parker-Hannifin Corp.	567,579	71,248,192
Pentair PLC	706,254	45,369,757
Snap-on Inc.	246,421	37,446,135
Stanley Black & Decker Inc.	637,613	78,413,647
Xylem Inc./NY	759,538	39,837,768

		1,144,951,763
MEDIA — 2.91%
CBS Corp. Class B NVS	1,724,628	94,406,137
Charter Communications Inc. Class Aa	918,689	248,018,469
Comcast Corp. Class A	10,182,631	675,515,741
Discovery Communications Inc. Class Aa,b	638,164	17,179,375
Discovery Communications Inc. Class C NVS[a,b]	950,059	24,996,052
Interpublic Group of Companies Inc. (The)	1,698,568	37,962,995
News Corp. Class A	1,612,125	22,537,507
News Corp. Class B	509,753	7,248,688
Omnicom Group Inc.	1,002,616	85,222,360
Scripps Networks Interactive Inc. Class A	403,431	25,613,834
TEGNA Inc.	907,238	19,832,223
Time Warner Inc.	3,296,962	262,471,145
Twenty-First Century Fox Inc. Class A	4,509,983	109,231,788
Twenty-First Century Fox Inc. Class B	2,064,719	51,081,148

Security	Shares	Value
Viacom Inc. Class B NVS	1,471,821	$56,076,380
Walt Disney Co. (The)	6,266,856	581,940,248

		2,319,334,090
METALS & MINING — 0.34%
Alcoa Inc.	5,575,620	56,536,787
Freeport-McMoRan Inc.	5,179,799	56,252,617
Newmont Mining Corp.	2,249,005	88,363,406
Nucor Corp.	1,349,444	66,730,006

		267,882,816
MULTI-UTILITIES — 1.09%
Ameren Corp.	1,028,491	50,581,187
CenterPoint Energy Inc.	1,825,614	42,409,013
CMS Energy Corp.	1,182,746	49,687,159
Consolidated Edison Inc.	1,290,313	97,160,569
Dominion Resources Inc./VA	2,652,370	196,991,520
DTE Energy Co.	760,578	71,243,341
NiSource Inc.	1,365,735	32,927,871
Public Service Enterprise Group Inc.	2,144,425	89,787,075
SCANA Corp.	605,808	43,842,325
Sempra Energy	1,058,825	113,495,452
WEC Energy Group Inc.	1,337,825	80,108,961

		868,234,473
MULTILINE RETAIL — 0.54%
Dollar General Corp.	1,098,694	76,897,593
Dollar Tree Inc.[a,b]	999,390	78,881,853
Kohl’s Corp.	761,290	33,306,437
Macy’s Inc.	1,307,552	48,444,802
Nordstrom Inc.[b]	492,417	25,546,594
Target Corp.	2,436,635	167,348,092

		430,425,371
OIL, GAS & CONSUMABLE FUELS — 6.19%
Anadarko Petroleum Corp.	2,313,012	146,552,440
Apache Corp.	1,608,258	102,719,438
Cabot Oil & Gas Corp.	1,971,691	50,869,628
Chesapeake Energy Corp.[a,b]	2,762,874	17,323,220
Chevron Corp.	7,996,118	822,960,465
Cimarex Energy Co.	402,587	54,095,615
Concho Resources Inc.[a,b]	602,480	82,750,628
ConocoPhillips	5,249,540	228,197,504
Devon Energy Corp.	2,219,377	97,896,719
EOG Resources Inc.	2,333,961	225,717,368
EQT Corp.	732,239	53,175,196
Exxon Mobil Corp.	17,575,771	1,534,013,293

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value
Hess Corp.	1,140,974	$61,179,026
Kinder Morgan Inc./DE	8,137,300	188,215,749
Marathon Oil Corp.	3,591,375	56,779,639
Marathon Petroleum Corp.	2,241,246	90,972,175
Murphy Oil Corp.	685,120	20,827,648
Newfield Exploration Co.[a]	841,871	36,587,714
Noble Energy Inc.	1,821,284	65,092,690
Occidental Petroleum Corp.	3,237,981	236,113,575
ONEOK Inc.	891,973	45,838,492
Phillips 66	1,883,747	151,735,821
Pioneer Natural Resources Co.	718,906	133,464,899
Range Resources Corp.	796,890	30,879,487
Southwestern Energy Co.[a]	2,091,777	28,950,194
Spectra Energy Corp.	2,971,721	127,041,073
Tesoro Corp.	502,982	40,017,248
Valero Energy Corp.	1,955,468	103,639,804
Williams Companies Inc. (The)	2,895,116	88,966,915

		4,922,573,663
PERSONAL PRODUCTS — 0.11%
Coty Inc. Class A	293,796	6,904,206
Estee Lauder Companies Inc. (The) Class A	936,515	82,937,768

		89,841,974
PHARMACEUTICALS — 5.48%
Allergan PLC[a]	1,678,265	386,521,212
Bristol-Myers Squibb Co.	7,082,056	381,864,460
Eli Lilly & Co.	4,117,282	330,453,053
Endo International PLC[a]	838,633	16,898,455
Johnson & Johnson	11,596,140	1,369,852,018
Mallinckrodt PLC[a]	456,588	31,860,711
Merck & Co. Inc.	11,720,487	731,475,594
Mylan NVa,b	1,949,915	74,330,760
Perrigo Co. PLC	607,337	56,075,425
Pfizer Inc.	25,709,593	870,783,915
Zoetis Inc.	2,098,332	109,134,247

		4,359,249,850
PROFESSIONAL SERVICES — 0.30%
Dun & Bradstreet Corp. (The)	153,574	20,981,280
Equifax Inc.	505,829	68,074,467
Nielsen Holdings PLC	1,423,817	76,273,877
Robert Half International Inc.	551,113	20,865,138
Verisk Analytics Inc. Class Aa,b	666,094	54,140,120

		240,334,882

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Aa,b	1,266,170	$35,427,437

		35,427,437
ROAD & RAIL — 0.85%
CSX Corp.	4,009,733	122,296,856
JB Hunt Transport Services Inc.	372,572	30,230,492
Kansas City Southern	457,735	42,715,830
Norfolk Southern Corp.	1,244,259	120,767,779
Ryder System Inc.	227,429	14,998,943
Union Pacific Corp.	3,530,379	344,317,864

		675,327,764
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.29%
Analog Devices Inc.	1,303,293	83,997,234
Applied Materials Inc.	4,581,520	138,132,828
Broadcom Ltd.	1,676,440	289,219,429
First Solar Inc.[a,b]	326,682	12,900,672
Intel Corp.	20,052,617	756,986,292
KLA-Tencor Corp.	659,426	45,968,586
Lam Research Corp.	679,307	64,337,166
Linear Technology Corp.	1,016,126	60,246,111
Microchip Technology Inc.[b]	912,566	56,706,851
Micron Technology Inc.[a]	4,253,718	75,631,106
NVIDIA Corp.	2,267,670	155,380,748
Qorvo Inc.[a,b]	542,152	30,219,553
QUALCOMM Inc.	6,246,167	427,862,440
Skyworks Solutions Inc.	794,759	60,512,950
Texas Instruments Inc.	4,252,189	298,418,624
Xilinx Inc.	1,074,459	58,386,102

		2,614,906,692
SOFTWARE — 4.36%
Activision Blizzard Inc.	2,891,391	128,088,621
Adobe Systems Inc.[a]	2,112,061	229,243,101
Autodesk Inc.[a,b]	827,689	59,866,745
CA Inc.	1,331,904	44,059,384
Citrix Systems Inc.[a]	660,093	56,253,125
Electronic Arts Inc.[a]	1,274,842	108,871,507
Intuit Inc.	1,038,648	114,261,667
Microsoft Corp.	33,028,931	1,902,466,426
Oracle Corp.	12,756,359	501,069,782
Red Hat Inc.[a,b]	767,626	62,047,210
salesforce.com inc.[a]	2,729,240	194,676,689
Symantec Corp.	2,609,340	65,494,434

		3,466,398,691

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Security	Shares	Value
SPECIALTY RETAIL — 2.47%
Advance Auto Parts Inc.	312,154	$46,548,404
AutoNation Inc.[a,b]	282,350	13,753,269
AutoZone Inc.[a,b]	123,906	95,201,936
Bed Bath & Beyond Inc.	654,378	28,210,236
Best Buy Co. Inc.	1,170,049	44,672,471
CarMax Inc.[a,b]	811,638	43,300,887
Foot Locker Inc.	573,559	38,841,415
Gap Inc. (The)[b]	928,065	20,640,166
Home Depot Inc. (The)	5,237,054	673,904,109
L Brands Inc.	1,018,211	72,058,792
Lowe’s Companies Inc.	3,707,325	267,705,938
O’Reilly Automotive Inc.[a,b]	402,368	112,707,300
Ross Stores Inc.	1,680,977	108,086,821
Signet Jewelers Ltd.	320,357	23,876,207
Staples Inc.	2,755,910	23,563,031
Tiffany & Co.	455,293	33,067,931
TJX Companies Inc. (The)	2,783,267	208,132,706
Tractor Supply Co.	566,590	38,159,837
Ulta Salon Cosmetics & Fragrance Inc.[a]	248,511	59,140,648
Urban Outfitters Inc.[a,b]	376,017	12,980,107

		1,964,552,211
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.79%
Apple Inc.	22,839,152	2,581,966,134
Hewlett Packard Enterprise Co.	7,043,393	160,237,191
HP Inc.	7,251,850	112,621,230
NetApp Inc.	1,181,249	42,312,339
Seagate Technology PLC[b]	1,265,762	48,795,125
Western Digital Corp.	1,204,933	70,452,433

		3,016,384,452
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Coach Inc.	1,182,410	43,228,910
Hanesbrands Inc.	1,601,446	40,436,511
Michael Kors Holdings Ltd.[a,b]	716,430	33,521,760
NIKE Inc. Class B	5,715,161	300,903,227
PVH Corp.	340,080	37,578,840
Ralph Lauren Corp.	238,883	24,160,627
Under Armour Inc. Class Aa,b	777,386	30,069,290
Under Armour Inc. Class Ca,b	781,441	26,459,592
VF Corp.	1,406,364	78,826,702

		615,185,459

Security	Shares	Value
TOBACCO — 1.67%
Altria Group Inc.	8,281,538	$523,641,648
Philip Morris International Inc.	6,575,392	639,259,610
Reynolds American Inc.	3,508,982	165,448,501

		1,328,349,759
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Fastenal Co.	1,224,873	51,175,194
United Rentals Inc.[a]	365,244	28,668,001
WW Grainger Inc.	235,614	52,975,452

		132,818,647
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	754,087	56,435,871

		56,435,871

TOTAL COMMON STOCKS
(Cost: $72,605,691,723)		79,438,644,848

SHORT-TERM INVESTMENTS — 1.44%

MONEY MARKET FUNDS — 1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	1,094,362,416	1,094,362,416

BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	50,833,721	50,833,721

		1,145,196,137

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,145,196,137)		1,145,196,137

TOTAL INVESTMENTS IN SECURITIES — 101.25%
(Cost: $73,750,887,860)		80,583,840,985
Other Assets, Less Liabilities — (1.25)%		(996,611,478)

NET ASSETS — 100.00%		$79,587,229,507

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2016

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	1,146	Dec. 2016	Chicago Mercantile	$123,943,860	$123,790,920	$(152,940)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.99%
B/E Aerospace Inc.	2,002,513	$103,449,822
Curtiss-Wright Corp.	876,809	79,886,068
Esterline Technologies Corp.[a,b]	580,733	44,158,937
Huntington Ingalls Industries Inc.	922,136	141,474,105
KLX Inc.[a,b]	1,040,732	36,633,766
Orbital ATK Inc.	1,153,757	87,950,896
Teledyne Technologies Inc.[a,b]	684,109	73,835,884
Triumph Group Inc.	979,795	27,316,685

		594,706,163
AIRLINES — 0.37%
JetBlue Airways Corp.[a]	6,377,296	109,944,583

		109,944,583
AUTO COMPONENTS — 0.48%
Dana Inc.	2,833,657	44,176,713
Gentex Corp.	5,650,974	99,231,103

		143,407,816
AUTOMOBILES — 0.27%
Thor Industries Inc.	940,921	79,696,009

		79,696,009
BANKS — 5.82%
Associated Banc-Corp.	2,934,072	57,478,470
BancorpSouth Inc.	1,700,390	39,449,048
Bank of Hawaii Corp.	846,398	61,465,423
Bank of the Ozarks Inc.	1,793,174	68,857,881
Cathay General Bancorp.	1,464,406	45,074,417
Chemical Financial Corp.	1,381,462	60,963,918
Commerce Bancshares Inc./MO	1,636,059	80,592,266
Cullen/Frost Bankers Inc.[b]	1,091,029	78,488,626
East West Bancorp. Inc.	2,839,503	104,238,155
First Horizon National Corp.	4,580,394	69,759,401
FNB Corp./PA	4,150,066	51,045,812
Fulton Financial Corp.	3,418,081	49,630,536
Hancock Holding Co.	1,530,034	49,619,003
International Bancshares Corp.	1,146,020	34,128,476
MB Financial Inc.	1,409,422	53,614,413
PacWest Bancorp.	2,372,610	101,808,695
PrivateBancorp. Inc.	1,569,262	72,060,511
Prosperity Bancshares Inc.	1,371,430	75,277,793
Signature Bank/New York NYa	1,057,914	125,309,913
SVB Financial Group[a,b]	1,025,415	113,349,374
Synovus Financial Corp.	2,426,432	78,931,833
TCF Financial Corp.	3,378,440	49,021,164

Security	Shares	Value
Trustmark Corp.	1,335,841	$36,815,778
Umpqua Holdings Corp.	4,347,312	65,427,046
Valley National Bancorp.	5,026,575	48,908,575
Webster Financial Corp.	1,809,795	68,790,308

		1,740,106,835
BEVERAGES — 0.09%
Boston Beer Co. Inc. (The)[a,b]	179,129	27,811,569

		27,811,569
BIOTECHNOLOGY — 0.34%
United Therapeutics Corp.[a,b]	856,550	101,141,424

		101,141,424
BUILDING PRODUCTS — 0.89%
AO Smith Corp.	1,461,042	144,336,339
Lennox International Inc.	771,037	121,075,940

		265,412,279
CAPITAL MARKETS — 3.55%
CBOE Holdings Inc.	1,601,701	103,870,310
Eaton Vance Corp. NVS	2,234,753	87,267,105
FactSet Research Systems Inc.	801,168	129,869,333
Federated Investors Inc. Class B	1,824,753	54,067,431
Janus Capital Group Inc.	2,828,881	39,632,623
MarketAxess Holdings Inc.	741,504	122,785,647
MSCI Inc.	1,864,900	156,539,706
Raymond James Financial Inc.	2,485,132	144,659,534
SEI Investments Co.	2,670,493	121,801,186
Stifel Financial Corp.[a,b]	1,307,659	50,279,488
Waddell & Reed Financial Inc. Class A	1,638,203	29,749,766
WisdomTree Investments Inc.[b]	2,265,882	23,315,926

		1,063,838,055
CHEMICALS — 2.98%
Ashland Global Holdings Inc.	1,224,310	141,958,745
Cabot Corp.	1,231,564	64,546,269
Minerals Technologies Inc.	688,142	48,644,758
NewMarket Corp.	182,414	78,313,979
Olin Corp.	3,261,093	66,917,628
PolyOne Corp.	1,660,300	56,134,743
RPM International Inc.	2,623,781	140,949,515
Scotts Miracle-Gro Co. (The) Class A	894,336	74,471,359
Sensient Technologies Corp.	884,100	67,014,780
Valspar Corp. (The)	1,437,285	152,452,820

		891,404,596

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.26%
Clean Harbors Inc.[a,b]	1,033,428	$49,583,875
Copart Inc.[a,b]	1,918,302	102,744,255
Deluxe Corp.	962,781	64,333,026
Herman Miller Inc.	1,181,528	33,791,701
HNI Corp.	878,602	34,968,360
MSA Safety Inc.	615,067	35,698,489
Rollins Inc.	1,896,807	55,538,509

		376,658,215
COMMUNICATIONS EQUIPMENT — 1.49%
ARRIS International PLC[a]	3,757,217	106,441,958
Brocade Communications Systems Inc.	7,913,416	73,040,830
Ciena Corp.[a,b]	2,727,132	59,451,478
InterDigital Inc./PA	676,437	53,573,810
NetScout Systems Inc.[a,b]	1,816,774	53,140,639
Plantronics Inc.	655,219	34,045,179
Polycom Inc.[a]	1,384	17,300
ViaSat Inc.[a,b]	895,169	66,824,366

		446,535,560
CONSTRUCTION & ENGINEERING — 1.18%
AECOM[a,b]	3,028,233	90,029,367
Dycom Industries Inc.[a,b]	620,660	50,757,575
EMCOR Group Inc.	1,200,186	71,555,089
Granite Construction Inc.	782,432	38,918,168
KBR Inc.	2,815,023	42,591,298
Valmont Industries Inc.	446,982	60,150,368

		354,001,865
CONSTRUCTION MATERIALS — 0.25%
Eagle Materials Inc.	952,267	73,610,239

		73,610,239
CONSUMER FINANCE — 0.21%
SLM Corp.[a,b]	8,449,143	63,115,098

		63,115,098
CONTAINERS & PACKAGING — 1.71%
AptarGroup Inc.	1,240,062	95,993,199
Bemis Co. Inc.	1,866,142	95,191,903
Greif Inc. Class A	510,090	25,295,363
Packaging Corp. of America	1,857,099	150,907,865
Silgan Holdings Inc.	812,573	41,108,068
Sonoco Products Co.	1,975,144	104,346,858

		512,843,256

Security	Shares	Value
DISTRIBUTORS — 0.26%
Pool Corp.	828,368	$78,297,343

		78,297,343
DIVERSIFIED CONSUMER SERVICES — 0.69%
DeVry Education Group Inc.[b]	1,119,281	25,810,620
Graham Holdings Co. Class B	91,895	44,235,496
Service Corp. International/U.S.	3,815,403	101,260,796
Sotheby’sb	947,344	36,018,019

		207,324,931
ELECTRIC UTILITIES — 1.96%
Great Plains Energy Inc.	4,087,567	111,549,704
Hawaiian Electric Industries Inc.	2,136,164	63,764,495
IDACORP Inc.	993,009	77,732,745
OGE Energy Corp.	3,935,602	124,443,735
PNM Resources Inc.	1,573,038	51,469,803
Westar Energy Inc.	2,793,249	158,516,881

		587,477,363
ELECTRICAL EQUIPMENT — 0.74%
EnerSys	857,501	59,330,494
Hubbell Inc.	1,014,045	109,253,208
Regal Beloit Corp.	883,857	52,580,653

		221,164,355
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.05%
Arrow Electronics Inc.[a,b]	1,798,448	115,046,719
Avnet Inc.	2,509,636	103,045,654
Belden Inc.	831,768	57,383,674
Cognex Corp.	1,676,840	88,637,762
Ingram Micro Inc. Class A	2,949,396	105,175,461
IPG Photonics Corp.[a,b]	734,662	60,499,416
Jabil Circuit Inc.	3,764,639	82,144,423
Keysight Technologies Inc.[a,b]	3,348,558	106,115,803
Knowles Corp.[a,b]	1,754,749	24,654,223
National Instruments Corp.	2,082,364	59,139,138
SYNNEX Corp.	573,141	65,401,120
Tech Data Corp.[a]	695,297	58,898,609
Trimble Navigation Ltd.[a,b]	4,910,771	140,251,620
VeriFone Systems Inc.[a,b]	2,191,133	34,488,433
Vishay Intertechnology Inc.[b]	2,662,672	37,517,048
Zebra Technologies Corp. Class Aa,b	1,041,590	72,505,080

		1,210,904,183

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.52%
Diamond Offshore Drilling Inc.	1,273,726	$22,430,315
Dril-Quip Inc.[a,b]	742,312	41,376,471
Ensco PLC Class A	5,954,296	50,611,516
Nabors Industries Ltd.	5,595,675	68,043,408
Noble Corp. PLC	4,810,791	30,500,415
Oceaneering International Inc.	1,936,833	53,282,276
Oil States International Inc.[a,b]	1,015,371	32,055,262
Patterson-UTI Energy Inc.	2,917,272	65,259,375
Rowan Companies PLC Class A	2,477,201	37,554,367
Superior Energy Services Inc.	2,996,676	53,640,500

		454,753,905
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.41%
Alexandria Real Estate Equities Inc.[b]	1,536,605	167,136,526
American Campus Communities Inc.	2,571,202	130,797,046
Camden Property Trust[b]	1,722,721	144,260,657
Care Capital Properties Inc.[b]	1,658,155	47,257,418
Communications Sales & Leasing Inc.[a,b]	2,678,415	84,129,015
Corporate Office Properties Trust[b]	1,871,384	53,053,736
Corrections Corp. of America[b]	2,321,659	32,201,410
DCT Industrial Trust Inc.	1,776,222	86,235,578
Douglas Emmett Inc.[b]	2,827,410	103,568,028
Duke Realty Corp.[b]	6,911,984	188,904,523
Education Realty Trust Inc.[b]	1,442,239	62,218,190
EPR Properties[b]	1,253,749	98,720,196
Equity One Inc.[b]	1,817,001	55,618,401
First Industrial Realty Trust Inc.[b]	2,307,186	65,108,789
Healthcare Realty Trust Inc.[b]	2,282,681	77,748,115
Highwoods Properties Inc.[b]	1,943,142	101,276,561
Hospitality Properties Trust	3,235,210	96,150,441
Kilroy Realty Corp.[b]	1,816,579	125,979,754
Lamar Advertising Co. Class Ab	1,632,547	106,621,645
LaSalle Hotel Properties[b]	2,232,748	53,295,695
Liberty Property Trust[b]	2,891,754	116,682,274
Life Storage Inc.[b]	914,125	81,302,277
Mack-Cali Realty Corp.[b]	1,770,761	48,200,114
Medical Properties Trust Inc.[b]	5,783,610	85,423,920
Mid-America Apartment Communities Inc.[b]	1,488,658	139,918,965
National Retail Properties Inc.[b]	2,897,147	147,319,925

Security	Shares	Value
Omega Healthcare Investors Inc.[b]	3,812,412	$135,150,005
Post Properties Inc.[b]	1,056,127	69,841,679
Potlatch Corp.[b]	799,447	31,090,494
Rayonier Inc.[b]	2,425,770	64,379,936
Regency Centers Corp.[b]	2,059,208	159,568,028
Senior Housing Properties Trust[b]	4,670,108	106,058,153
Tanger Factory Outlet Centers Inc.[b]	1,892,325	73,724,982
Taubman Centers Inc.[b]	1,189,984	88,546,709
Urban Edge Properties[b]	1,806,601	50,837,752
Washington Prime Group Inc.[b]	3,661,435	45,328,565
Weingarten Realty Investors	2,317,269	90,327,146

		3,413,982,648
FOOD & STAPLES RETAILING — 0.63%
Casey’s General Stores Inc.	771,949	92,749,672
Sprouts Farmers Market Inc.[a,b]	2,755,147	56,893,786
United Natural Foods Inc.[a,b]	995,475	39,858,819

		189,502,277
FOOD PRODUCTS — 2.85%
Dean Foods Co.[b]	1,783,627	29,251,483
Flowers Foods Inc.	3,594,927	54,355,296
Hain Celestial Group Inc. (The)[a,b]	2,042,163	72,660,160
Ingredion Inc.	1,422,433	189,268,935
Lancaster Colony Corp.	384,560	50,796,530
Post Holdings Inc.[a,b]	1,273,861	98,303,853
Snyder’s-Lance Inc.	1,688,384	56,695,935
Tootsie Roll Industries Inc.[b]	348,126	12,821,481
TreeHouse Foods Inc.[a,b]	1,117,537	97,438,051
WhiteWave Foods Co. (The)[a]	3,491,801	190,058,728

		851,650,452
GAS UTILITIES — 2.16%
Atmos Energy Corp.	2,046,599	152,410,228
National Fuel Gas Co.	1,674,517	90,541,134
New Jersey Resources Corp.	1,701,069	55,897,127
ONE Gas Inc.	1,031,373	63,780,106
Southwest Gas Corp.	937,395	65,486,415
UGI Corp.	3,414,225	154,459,539
WGL Holdings Inc.	1,008,069	63,205,926

		645,780,475
HEALTH CARE EQUIPMENT & SUPPLIES — 4.08%
ABIOMED Inc.[a,b]	788,610	101,399,474
Align Technology Inc.[a,b]	1,482,892	139,021,125
Halyard Health Inc.[a]	921,070	31,924,286

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value
Hill-Rom Holdings Inc.	1,175,988	$72,887,736
IDEXX Laboratories Inc.[a]	1,764,467	198,908,365
LivaNova PLC[a]	872,242	52,430,467
NuVasive Inc.[a,b]	991,343	66,082,924
ResMed Inc.[b]	2,772,713	179,644,075
STERIS PLC	1,697,726	124,103,771
Teleflex Inc.	867,857	145,843,369
West Pharmaceutical Services Inc.	1,442,718	107,482,491

		1,219,728,083
HEALTH CARE PROVIDERS & SERVICES — 2.04%
Amsurg Corp.[a,b]	1,081,940	72,544,077
Community Health Systems Inc.[a,b]	2,249,059	25,954,141
LifePoint Health Inc.[a,b]	842,846	49,921,768
MEDNAX Inc.[a,b]	1,813,295	120,130,794
Molina Healthcare Inc.[a,b]	841,434	49,072,431
Owens & Minor Inc.[b]	1,232,982	42,821,465
Tenet Healthcare Corp.[a,b]	1,571,651	35,613,612
VCA Inc.[a]	1,593,462	111,510,471
WellCare Health Plans Inc.[a]	872,281	102,135,382

		609,704,141
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a,b]	3,684,866	48,529,685

		48,529,685
HOTELS, RESTAURANTS & LEISURE — 2.49%
Brinker International Inc.[b]	1,084,608	54,696,782
Buffalo Wild Wings Inc.[a,b]	361,340	50,854,992
Cheesecake Factory Inc. (The)	883,304	44,218,198
Churchill Downs Inc.	245,749	35,965,366
Cracker Barrel Old Country Store Inc.	472,690	62,499,072
Domino’s Pizza Inc.	951,087	144,422,561
Dunkin’ Brands Group Inc.[b]	1,807,713	94,145,693
International Speedway Corp. Class A	515,175	17,217,149
Jack in the Box Inc.	645,279	61,908,067
Panera Bread Co. Class Aa,b	438,670	85,417,822
Texas Roadhouse Inc.	1,265,900	49,408,077
Wendy’s Co. (The)	4,025,948	43,480,238

		744,234,017
HOUSEHOLD DURABLES — 1.63%
CalAtlantic Group Inc.	1,473,256	49,265,681

Security	Shares	Value
Helen of Troy Ltd.[a]	549,828	$47,378,679
KB Home	1,636,638	26,382,604
NVR Inc.[a]	71,401	117,088,358
Tempur Sealy International Inc.[a,b]	1,003,707	56,950,335
Toll Brothers Inc.[a,b]	2,973,484	88,788,232
TRI Pointe Group Inc.[a,b]	2,887,608	38,058,673
Tupperware Brands Corp.	997,756	65,223,310

		489,135,872
HOUSEHOLD PRODUCTS — 0.20%
Energizer Holdings Inc.	1,222,416	61,071,903

		61,071,903
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
Talen Energy Corp.[a]	1,704,125	23,602,131

		23,602,131
INDUSTRIAL CONGLOMERATES — 0.44%
Carlisle Companies Inc.	1,273,483	130,621,151

		130,621,151
INSURANCE — 4.79%
Alleghany Corp.[a]	290,856	152,705,217
American Financial Group Inc./OH	1,438,257	107,869,275
Aspen Insurance Holdings Ltd.	1,188,928	55,392,156
Brown & Brown Inc.	2,258,718	85,176,256
CNO Financial Group Inc.	3,458,824	52,816,242
Endurance Specialty Holdings Ltd.	1,264,844	82,784,040
Everest Re Group Ltd.	814,142	154,662,556
First American Financial Corp.	2,161,655	84,909,808
Genworth Financial Inc. Class Aa	9,305,123	46,153,410
Hanover Insurance Group Inc. (The)	843,926	63,648,899
Kemper Corp.	959,504	37,727,697
Mercury General Corp.	574,555	31,514,342
Old Republic International Corp.	4,808,722	84,729,682
Primerica Inc.[b]	917,799	48,670,881
Reinsurance Group of America Inc.	1,262,590	136,283,965
RenaissanceRe Holdings Ltd.	798,839	95,988,494
WR Berkley Corp.	1,935,152	111,774,379

		1,432,807,299
INTERNET & DIRECT MARKETING RETAIL — 0.08%
HSN Inc.	630,758	25,104,168

		25,104,168

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.65%
comScore Inc.[a,b]	885,463	$27,148,296
j2 Global Inc.[b]	947,935	63,141,950
Rackspace Hosting Inc.[a]	2,111,143	66,902,122
WebMD Health Corp.[a,b]	770,187	38,278,294

		195,470,662
IT SERVICES — 3.94%
Acxiom Corp.[a,b]	1,529,469	40,760,349
Broadridge Financial Solutions Inc.	2,330,937	158,014,219
Computer Sciences Corp.	2,767,576	144,495,143
Convergys Corp.	1,893,929	57,613,320
CoreLogic Inc./U.S.[a]	1,743,138	68,365,872
DST Systems Inc.	643,841	75,921,731
Gartner Inc.[a]	1,628,345	144,027,115
Jack Henry & Associates Inc.	1,547,755	132,410,440
Leidos Holdings Inc.	2,801,310	121,240,697
MAXIMUS Inc.	1,280,950	72,450,532
NeuStar Inc. Class Aa,b	805,074	21,406,918
Science Applications International Corp.	885,044	61,395,502
WEX Inc.[a,b]	758,852	82,024,313

		1,180,126,151
LEISURE PRODUCTS — 0.75%
Brunswick Corp./DE	1,777,545	86,708,645
Polaris Industries Inc.[b]	1,174,377	90,943,755
Vista Outdoor Inc.[a,b]	1,191,819	47,505,905

		225,158,305
LIFE SCIENCES TOOLS & SERVICES — 0.99%
Bio-Rad Laboratories Inc. Class Aa,b	407,807	66,802,865
Bio-Techne Corp.	734,771	80,457,425
Charles River Laboratories International Inc.[a]	933,501	77,797,973
PAREXEL International Corp.[a,b]	1,044,007	72,506,286

		297,564,549
MACHINERY — 4.77%
AGCO Corp.	1,345,243	66,347,385
CLARCOR Inc.	962,754	62,579,010
Crane Co.	980,119	61,757,298
Donaldson Co. Inc.	2,623,129	97,921,406
Graco Inc.	1,098,939	81,321,486
IDEX Corp.	1,500,369	140,389,527
ITT Inc.	1,769,068	63,403,397

Security	Shares	Value
Joy Global Inc.	1,938,607	$53,776,958
Kennametal Inc.	1,574,502	45,692,048
Lincoln Electric Holdings Inc.	1,248,032	78,151,764
Nordson Corp.	1,048,050	104,417,222
Oshkosh Corp.	1,450,325	81,218,200
Terex Corp.	2,144,781	54,498,885
Timken Co. (The)	1,391,745	48,905,919
Toro Co. (The)	2,153,948	100,890,924
Trinity Industries Inc.	3,008,133	72,736,656
Wabtec Corp./DE	1,776,139	145,021,749
Woodward Inc.	1,092,408	68,253,652

		1,427,283,486
MARINE — 0.22%
Kirby Corp.[a,b]	1,063,327	66,096,406

		66,096,406
MEDIA — 1.35%
AMC Networks Inc. Class Aa,b	1,183,045	61,352,714
Cable One Inc.	92,631	54,096,504
Cinemark Holdings Inc.	2,083,582	79,759,519
John Wiley & Sons Inc. Class A	883,893	45,617,718
Live Nation Entertainment Inc.[a,b]	2,605,903	71,610,214
Meredith Corp.	686,569	35,694,722
New York Times Co. (The) Class A	2,401,776	28,701,223
Time Inc.	1,974,571	28,591,788

		405,424,402
METALS & MINING — 1.97%
Allegheny Technologies Inc.[b]	2,153,629	38,916,076
Carpenter Technology Corp.[b]	920,914	37,996,912
Commercial Metals Co.	2,264,588	36,663,680
Compass Minerals International Inc.[b]	667,408	49,187,969
Reliance Steel & Aluminum Co.	1,429,190	102,944,556
Royal Gold Inc.	1,286,070	99,580,400
Steel Dynamics Inc.	4,803,740	120,045,462
U.S. Steel Corp.	3,326,188	62,731,906
Worthington Industries Inc.	870,890	41,828,847

		589,895,808
MULTI-UTILITIES — 1.00%
Black Hills Corp.[b]	1,033,079	63,245,096
MDU Resources Group Inc.	3,848,307	97,900,930
NorthWestern Corp.	953,990	54,883,045
Vectren Corp.	1,632,049	81,928,860

		297,957,931

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value
MULTILINE RETAIL — 0.33%
Big Lots Inc.[b]	876,735	$41,864,096
JC Penney Co. Inc.[a,b]	6,076,402	56,024,427

		97,888,523
OIL, GAS & CONSUMABLE FUELS — 2.38%
CONSOL Energy Inc.	3,487,795	66,965,664
Denbury Resources Inc.	7,883,133	25,462,520
Energen Corp.	1,912,706	110,401,390
Gulfport Energy Corp.[a,b]	2,475,016	69,919,202
HollyFrontier Corp.	3,477,685	85,203,282
QEP Resources Inc.	4,720,843	92,198,064
SM Energy Co.	1,715,160	66,170,873
Western Refining Inc.[b]	1,563,693	41,375,317
World Fuel Services Corp.	1,390,833	64,339,934
WPX Energy Inc.[a,b]	6,795,431	89,631,735

		711,667,981
PAPER & FOREST PRODUCTS — 0.33%
Domtar Corp.	1,236,299	45,903,782
Louisiana-Pacific Corp.[a]	2,807,285	52,861,176

		98,764,958
PERSONAL PRODUCTS — 0.47%
Avon Products Inc.	8,631,802	48,855,999
Edgewell Personal Care Co.[a]	1,161,518	92,363,912

		141,219,911
PHARMACEUTICALS — 0.54%
Akorn Inc.[a,b]	1,742,561	47,502,213
Catalent Inc.[a]	2,462,746	63,637,356
Prestige Brands Holdings Inc.[a,b]	1,045,140	50,448,908

		161,588,477
PROFESSIONAL SERVICES — 0.57%
CEB Inc.	635,863	34,635,458
FTI Consulting Inc.[a,b]	833,212	37,127,927
ManpowerGroup Inc.	1,350,328	97,574,701

		169,338,086
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.45%
Alexander & Baldwin Inc.	909,755	34,952,787
Jones Lang LaSalle Inc.	890,245	101,300,979

		136,253,766
ROAD & RAIL — 1.05%
Avis Budget Group Inc.[a,b]	1,867,606	63,890,801
Genesee & Wyoming Inc. Class Aa,b	1,129,985	77,912,466
Landstar System Inc.	831,538	56,611,107

Security	Shares	Value
Old Dominion Freight Line Inc.[a,b]	1,371,270	$94,082,835
Werner Enterprises Inc.	884,656	20,585,945

		313,083,154
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.48%
Advanced Micro Devices Inc.[a,b]	14,468,824	99,979,574
Cirrus Logic Inc.[a]	1,232,681	65,516,995
Cree Inc.[a,b]	1,991,919	51,232,157
Cypress Semiconductor Corp.	6,339,727	77,091,080
Integrated Device Technology Inc.[a,b]	2,652,422	61,270,948
Intersil Corp. Class A	2,675,556	58,674,943
Microsemi Corp.[a,b]	2,230,068	93,618,255
Monolithic Power Systems Inc.	735,631	59,218,296
Silicon Laboratories Inc.[a]	821,688	48,315,254
Synaptics Inc.[a,b]	687,808	40,291,793
Teradyne Inc.	3,986,271	86,023,728

		741,233,023
SOFTWARE — 4.65%
ACI Worldwide Inc.[a,b]	2,314,844	44,861,677
ANSYS Inc.[a]	1,718,859	159,183,532
Cadence Design Systems Inc.[a]	5,761,483	147,090,661
CDK Global Inc.	2,958,849	169,719,579
CommVault Systems Inc.[a,b]	816,206	43,365,025
Fair Isaac Corp.	609,042	75,880,543
Fortinet Inc.[a,b]	2,892,398	106,816,258
Manhattan Associates Inc.[a,b]	1,410,736	81,286,608
Mentor Graphics Corp.	2,136,038	56,476,845
PTC Inc.[a,b]	2,265,111	100,367,068
Synopsys Inc.[a,b]	2,982,368	177,003,541
Tyler Technologies Inc.[a,b]	651,646	111,581,344
Ultimate Software Group Inc. (The)[a,b]	570,268	116,557,076

		1,390,189,757
SPECIALTY RETAIL — 2.46%
Aaron’s Inc.	1,278,481	32,498,987
Abercrombie & Fitch Co. Class A	1,339,207	21,279,999
American Eagle Outfitters Inc.[b]	3,373,529	60,251,228
Ascena Retail Group Inc.[a,b]	3,300,127	18,447,710
Cabela’s Inc.[a]	1,014,135	55,706,436
Chico’s FAS Inc.	2,605,743	31,008,342
CST Brands Inc.	1,494,099	71,851,221

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2016

Security	Shares	Value
Dick’s Sporting Goods Inc.	1,734,247	$98,366,490
GameStop Corp. Class A	2,052,690	56,633,717
Guess? Inc.[b]	1,219,653	17,819,130
Murphy USA Inc.[a,b]	727,045	51,881,931
Office Depot Inc.	10,747,050	38,366,968
Restoration Hardware Holdings Inc.[a,b]	755,212	26,115,231
Sally Beauty Holdings Inc.[a]	2,888,504	74,176,783
Williams-Sonoma Inc.	1,615,950	82,542,726

		736,946,899
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.68%
3D Systems Corp.[a,b]	2,105,075	37,786,096
Diebold Inc.	1,483,619	36,778,915
Lexmark International Inc. Class A	1,236,503	49,410,660
NCR Corp.[a]	2,438,982	78,510,831

		202,486,502
TEXTILES, APPAREL & LUXURY GOODS — 0.83%
Carter’s Inc.	986,350	85,526,409
Deckers Outdoor Corp.[a,b]	633,101	37,701,165
Fossil Group Inc.[a,b]	825,034	22,911,194
Kate Spade & Co.[a,b]	2,529,000	43,321,770
Skechers U.S.A. Inc. Class Aa,b	2,632,647	60,287,616

		249,748,154
THRIFTS & MORTGAGE FINANCE — 0.62%
New York Community Bancorp. Inc.[b]	9,599,222	136,596,929
Washington Federal Inc.	1,787,382	47,687,352

		184,284,281
TRADING COMPANIES & DISTRIBUTORS — 0.73%
GATX Corp.[b]	797,738	35,539,228
MSC Industrial Direct Co. Inc. Class A	878,103	64,461,541
NOW Inc.[a,b]	2,123,435	45,505,212

Security	Shares	Value
Watsco Inc.	509,136	$71,737,263

		217,243,244
WATER UTILITIES — 0.36%
Aqua America Inc.	3,494,393	106,509,099

		106,509,099
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Telephone & Data Systems Inc.	1,837,435	49,941,483

		49,941,483

TOTAL COMMON STOCKS
(Cost: $28,177,100,563)		29,882,974,942

SHORT-TERM INVESTMENTS — 5.75%

MONEY MARKET FUNDS — 5.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	1,655,510,621	1,655,510,621
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	66,572,347	66,572,347

		1,722,082,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,722,082,968)		1,722,082,968

TOTAL INVESTMENTS IN SECURITIES — 105.63%
(Cost: $29,899,183,531)		31,605,057,910
Other Assets, Less Liabilities — (5.63)%		(1,685,357,210)

NET ASSETS — 100.00%		$29,919,700,700

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	222	Dec. 2016	Chicago Mercantile	$33,941,802	$34,401,120	$459,318

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.42%
AAR Corp.	1,042,852	$32,662,124
Aerojet Rocketdyne Holdings Inc.[a,b]	2,244,495	39,458,222
Aerovironment Inc.[a,b]	658,185	16,066,296
Cubic Corp.	804,373	37,652,700
Engility Holdings Inc.[a]	569,592	17,942,148
Mercury Systems Inc.[a,b]	1,298,952	31,915,251
Moog Inc. Class Aa	1,044,311	62,178,277
National Presto Industries Inc.	158,295	13,896,718
TASER International Inc.[a,b]	1,674,293	47,901,523

		299,673,259
AIR FREIGHT & LOGISTICS — 0.66%
Atlas Air Worldwide Holdings Inc.[a,b]	806,889	34,550,987
Echo Global Logistics Inc.[a,b]	894,995	20,638,585
Forward Air Corp.	962,063	41,618,845
Hub Group Inc. Class Aa	1,068,544	43,553,853

		140,362,270
AIRLINES — 0.86%
Allegiant Travel Co.	416,298	54,980,477
Hawaiian Holdings Inc.[a]	1,718,592	83,523,571
SkyWest Inc.	1,665,925	43,997,079

		182,501,127
AUTO COMPONENTS — 1.71%
American Axle & Manufacturing Holdings Inc.[a,b]	2,469,381	42,522,741
Cooper-Standard Holding Inc.[a,b]	557,471	55,078,135
Dorman Products Inc.[a,b]	973,164	62,185,179
Drew Industries Inc.	790,140	77,449,523
Fox Factory Holding Corp.[a,b]	749,804	17,222,998
Gentherm Inc.[a,b]	1,165,616	36,623,655
Motorcar Parts of America Inc.[a,b]	593,437	17,079,117
Standard Motor Products Inc.	642,307	30,676,582
Superior Industries International Inc.	734,161	21,408,135

		360,246,065
AUTOMOBILES — 0.10%
Winnebago Industries Inc.[b]	856,525	20,188,294

		20,188,294
BANKS — 9.30%
Ameris Bancorp.	1,114,437	38,949,573
Banc of California Inc.	1,600,668	27,947,663

Security	Shares	Value
Banner Corp.	857,564	$37,509,849
Boston Private Financial Holdings Inc.	2,732,510	35,058,103
Brookline Bancorp. Inc.	2,316,728	28,240,914
Cardinal Financial Corp.	1,040,337	27,142,392
Central Pacific Financial Corp.	1,022,515	25,757,153
City Holding Co.[b]	467,650	23,518,119
Columbia Banking System Inc.	1,864,056	60,991,912
Community Bank System Inc.	1,415,387	68,094,269
Customers Bancorp. Inc.[a,b]	832,203	20,938,227
CVB Financial Corp.	3,251,632	57,261,240
First BanCorp./Puerto Rico[a]	3,798,063	19,749,928
First Commonwealth Financial Corp.	2,916,987	29,432,399
First Financial Bancorp.	1,994,449	43,558,766
First Financial Bankshares Inc.[b]	2,103,456	76,649,937
First Midwest Bancorp. Inc./IL	2,607,869	50,488,344
First NBC Bank Holding Co.[a,b]	495,670	4,679,125
Glacier Bancorp. Inc.	2,449,403	69,856,974
Great Western Bancorp. Inc.	1,892,964	63,073,560
Hanmi Financial Corp.	1,027,314	27,059,451
Home BancShares Inc./ARb	3,961,977	82,448,741
Hope Bancorp Inc.	4,081,989	70,904,149
Independent Bank Corp./Rockland MA	844,343	45,670,513
LegacyTexas Financial Group Inc.	1,332,824	42,157,223
NBT Bancorp. Inc.	1,379,931	45,358,332
OFG Bancorp.	1,442,353	14,582,189
Old National Bancorp./IN	4,361,119	61,317,333
Opus Bank	572,546	20,250,952
Pinnacle Financial Partners Inc.	1,394,520	75,415,642
S&T Bancorp. Inc.	1,117,935	32,408,936
ServisFirst Bancshares Inc.	697,581	36,211,430
Simmons First National Corp. Class A	926,622	46,238,438
Southside Bancshares Inc.[b]	784,244	25,236,972
Sterling Bancorp./DE	4,201,753	73,530,677
Texas Capital Bancshares Inc.[a,b]	1,471,712	80,826,423
Tompkins Financial Corp.	388,446	29,681,159
UMB Financial Corp.	1,408,004	83,705,838
United Bankshares Inc./WVb	2,151,170	81,034,574
United Community Banks Inc./GA	2,266,670	47,645,403
Westamerica Bancorp.[b]	806,623	41,040,978
Wintrust Financial Corp.	1,660,927	92,297,713

		1,963,921,513

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
BIOTECHNOLOGY — 1.32%
Acorda Therapeutics Inc.[a,b]	1,482,985	$30,964,727
AMAG Pharmaceuticals Inc.[a,b]	1,102,593	27,024,554
Eagle Pharmaceuticals Inc./DEa,b	256,178	17,932,460
Emergent BioSolutions Inc.[a,b]	1,105,581	34,858,969
Enanta Pharmaceuticals Inc.[a,b]	431,604	11,484,983
Ligand Pharmaceuticals Inc.[a,b]	608,903	62,144,640
MiMedx Group Inc.[a,b]	3,254,507	27,923,670
Momenta Pharmaceuticals Inc.[a,b]	2,013,254	23,534,939
Repligen Corp.[a,b]	1,082,247	32,673,037
Spectrum Pharmaceuticals Inc.[a,b]	2,275,401	10,626,123

		279,168,102
BUILDING PRODUCTS — 1.95%
AAON Inc.	1,265,177	36,462,401
American Woodmark Corp.[a]	452,527	36,460,100
Apogee Enterprises Inc.	927,887	41,467,270
Gibraltar Industries Inc.[a]	1,021,152	37,935,797
Griffon Corp.[b]	996,262	16,946,417
Patrick Industries Inc.[a,b]	472,981	29,286,984
PGT Inc.[a,b]	1,587,632	16,940,033
Quanex Building Products Corp.	1,108,091	19,125,651
Simpson Manufacturing Co. Inc.	1,315,719	57,825,850
Trex Co. Inc.[a,b]	946,006	55,549,472
Universal Forest Products Inc.	655,276	64,538,133

		412,538,108
CAPITAL MARKETS — 1.39%
Calamos Asset Management Inc. Class A	526,209	3,588,745
Evercore Partners Inc. Class A	1,257,311	64,764,090
Financial Engines Inc.	1,716,573	50,999,384
Greenhill & Co. Inc.	901,295	21,243,523
Interactive Brokers Group Inc. Class A	2,176,162	76,753,234
INTL. FCStone Inc.[a,b]	478,865	18,603,905
Investment Technology Group Inc.	918,804	15,748,301
Piper Jaffray Companies[a,b]	475,575	22,970,272
Virtus Investment Partners Inc.	186,502	18,251,086

		292,922,540
CHEMICALS — 3.20%
A Schulman Inc.	938,979	27,343,069
American Vanguard Corp.	824,845	13,247,011
Balchem Corp.	1,012,324	78,485,480
Calgon Carbon Corp.	1,612,701	24,464,674

Security	Shares	Value
Chemours Co. (The)	5,829,490	$93,271,840
Flotek Industries Inc.[a,b]	1,630,113	23,701,843
FutureFuel Corp.	736,840	8,311,555
Hawkins Inc.	300,113	13,003,896
HB Fuller Co.	1,611,010	74,863,635
Ingevity Corp.[a,b]	1,349,040	62,190,744
Innophos Holdings Inc.	620,041	24,200,200
Innospec Inc.	769,941	46,820,112
Intrepid Potash Inc.[a]	11,317	12,788
Koppers Holdings Inc.[a]	668,960	21,527,133
Kraton Corp.[a,b]	992,731	34,785,294
LSB Industries Inc.[a,b]	639,056	5,483,100
Quaker Chemical Corp.	423,588	44,870,677
Rayonier Advanced Materials Inc.	1,391,919	18,609,957
Stepan Co.	623,997	45,339,622
Tredegar Corp.	828,232	15,396,833

		675,929,463
COMMERCIAL SERVICES & SUPPLIES — 4.00%
ABM Industries Inc.	1,799,449	71,438,125
Brady Corp. Class A	1,515,459	52,450,036
Brink’s Co. (The)	1,434,517	53,191,890
Essendant Inc.	1,210,479	24,839,029
G&K Services Inc. Class A	633,962	60,537,031
Healthcare Services Group Inc.[b]	2,324,024	91,984,870
Interface Inc.	2,087,550	34,841,210
Matthews International Corp. Class A	1,035,119	62,893,830
Mobile Mini Inc.	1,426,893	43,092,169
Multi-Color Corp.	423,797	27,970,602
RR Donnelley & Sons Co.	6,698,709	105,303,706
Team Inc.[a,b]	940,745	30,771,769
Tetra Tech Inc.	1,851,745	65,681,395
U.S. Ecology Inc.	694,762	31,153,128
UniFirst Corp./MA	495,701	65,363,134
Viad Corp.	663,291	24,455,539

		845,967,463
COMMUNICATIONS EQUIPMENT — 1.47%
ADTRAN Inc.	1,549,589	29,659,134
Bel Fuse Inc. Class B	272,483	6,577,740
Black Box Corp.	489,077	6,798,170
CalAmp Corp.[a,b]	1,155,353	16,117,174
Comtech Telecommunications Corp.	747,161	9,571,132
Digi International Inc.[a]	822,546	9,377,024

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
Harmonic Inc.[a,b]	2,503,559	$14,846,105
Ixia[a,b]	2,011,091	25,138,638
Lumentum Holdings Inc.[a,b]	1,762,621	73,624,679
NETGEAR Inc.[a,b]	1,050,331	63,534,522
Viavi Solutions Inc.[a]	7,499,976	55,424,823

		310,669,141
CONSTRUCTION & ENGINEERING — 0.37%
Aegion Corp.[a,b]	1,121,753	21,391,830
Comfort Systems USA Inc.	1,198,993	35,142,485
MYR Group Inc.[a]	517,289	15,570,399
Orion Group Holdings Inc.[a,b]	905,459	6,202,394

		78,307,108
CONSTRUCTION MATERIALS — 0.29%
Headwaters Inc.[a,b]	2,402,943	40,657,796
U.S. Concrete Inc.[a,b]	460,831	21,228,180

		61,885,976
CONSUMER FINANCE — 0.98%
Encore Capital Group Inc.[a,b]	721,562	16,220,714
Enova International Inc.[a,b]	756,362	7,321,584
Ezcorp Inc. Class Aa,b	1,573,026	17,397,667
FirstCash Inc.	1,526,513	71,868,232
Green Dot Corp. Class Aa,b	1,380,530	31,835,022
PRA Group Inc.[a,b]	1,493,581	51,588,288
World Acceptance Corp.[a,b]	200,601	9,837,473

		206,068,980
CONTAINERS & PACKAGING — 0.04%
Myers Industries Inc.	692,434	8,994,718

		8,994,718
DISTRIBUTORS — 0.26%
Core-Mark Holding Co. Inc.[b]	1,489,320	53,317,656
VOXX International Corp.[a,b]	559,988	1,674,364

		54,992,020
DIVERSIFIED CONSUMER SERVICES — 0.36%
American Public Education Inc.[a,b]	513,963	10,181,607
Capella Education Co.	370,452	21,501,034
Career Education Corp.[a,b]	2,089,267	14,186,123
Regis Corp.[a,b]	1,138,872	14,292,843
Strayer Education Inc.[a,b]	330,816	15,442,491
Universal Technical Institute Inc.	1,365	2,430

		75,606,528
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.96%
ATN International Inc.	341,875	22,235,550
Cincinnati Bell Inc.[a,b]	6,799,802	27,743,192

Security	Shares	Value
Cogent Communications Holdings Inc.	1,321,330	$48,638,157
Consolidated Communications Holdings Inc.	1,628,785	41,110,534
General Communication Inc. Class Aa,b	904,619	12,438,511
Inteliquent Inc.	1,106,111	17,852,632
Iridium Communications Inc.[a,b]	2,628,266	21,315,237
Lumos Networks Corp.[a]	758,449	10,618,286

		201,952,099
ELECTRIC UTILITIES — 0.74%
ALLETE Inc.	1,596,533	95,185,298
El Paso Electric Co.	1,316,281	61,562,462

		156,747,760
ELECTRICAL EQUIPMENT — 0.57%
AZZ Inc.	830,206	54,187,545
Encore Wire Corp.	664,701	24,441,056
General Cable Corp.	1,592,748	23,859,365
Powell Industries Inc.	271,333	10,866,887
Vicor Corp.[a]	529,222	6,138,975

		119,493,828
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.53%
Agilysys Inc.[a,b]	468,096	5,205,228
Anixter International Inc.[a,b]	911,760	58,808,520
Badger Meter Inc.	923,587	30,949,400
Benchmark Electronics Inc.[a,b]	1,577,948	39,369,803
Coherent Inc.[a,b]	780,741	86,303,110
CTS Corp.	1,044,328	19,424,501
Daktronics Inc.	1,290,623	12,312,543
DTS Inc./CA	573,376	24,391,415
Electro Scientific Industries Inc.[a]	952,917	5,374,452
ePlus Inc.[a,b]	211,543	19,971,775
Fabrinet[a]	1,162,825	51,850,367
FARO Technologies Inc.[a,b]	531,612	19,111,451
II-VI Inc.[a]	1,748,468	42,540,226
Insight Enterprises Inc.[a]	1,140,927	37,137,174
Itron Inc.[a,b]	1,068,123	59,558,538
Littelfuse Inc.	719,038	92,619,285
Methode Electronics Inc.	1,188,416	41,558,908
MTS Systems Corp.	529,683	24,381,308
OSI Systems Inc.[a,b]	576,171	37,670,060
Park Electrochemical Corp.	603,461	10,482,118
Plexus Corp.[a]	1,073,391	50,213,231
Rofin-Sinar Technologies Inc.[a]	907,414	29,200,583

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
Rogers Corp.[a]	577,640	$35,282,251
Sanmina Corp.[a,b]	2,380,016	67,759,055
ScanSource Inc.[a,b]	821,702	29,992,123
TTM Technologies Inc.[a,b]	2,329,530	26,673,118

		958,140,543
ENERGY EQUIPMENT & SERVICES — 1.75%
Archrock Inc.	2,245,764	29,374,593
Atwood Oceanics Inc.[b]	1,934,757	16,813,038
Basic Energy Services Inc.[a,b]	1,827	1,515
Bristow Group Inc.[b]	1,036,662	14,534,001
CARBO Ceramics Inc.	592,171	6,478,351
Era Group Inc.[a,b]	635,997	5,119,776
Exterran Corp.[a,b]	1,016,768	15,942,922
Geospace Technologies Corp.[a,b]	420,877	8,198,684
Gulf Island Fabrication Inc.	446,581	4,108,545
Gulfmark Offshore Inc. Class Aa	555	932
Helix Energy Solutions Group Inc.[a,b]	3,379,651	27,476,563
Hornbeck Offshore Services Inc.[a,b]	1,002,505	5,513,778
Matrix Service Co.[a]	849,498	15,936,583
Newpark Resources Inc.[a,b]	2,733,420	20,117,971
Pioneer Energy Services Corp.[a,b]	2,099,103	8,480,376
SEACOR Holdings Inc.[a,b]	517,770	30,802,137
Tesco Corp.	1,498,847	12,230,592
TETRA Technologies Inc.[a]	2,974,133	18,171,953
Tidewater Inc.[b]	1,477,203	4,165,713
U.S. Silica Holdings Inc.[b]	2,039,952	94,980,165
Unit Corp.[a,b]	1,661,129	30,896,999

		369,345,187
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.60%
Acadia Realty Trust[b]	2,575,228	93,326,263
Agree Realty Corp.[b]	767,310	37,935,806
American Assets Trust Inc.[b]	1,174,312	50,941,655
Capstead Mortgage Corp.[b]	3,163,124	29,828,259
CareTrust REIT Inc.[b]	1,855,993	27,431,577
Cedar Realty Trust Inc.[b]	2,546,145	18,332,244
Chesapeake Lodging Trust	1,962,229	44,935,044
CoreSite Realty Corp.[b]	1,098,407	81,326,054
Cousins Properties Inc.[b]	6,743,311	70,400,167
DiamondRock Hospitality Co.[b]	6,532,673	59,447,324
EastGroup Properties Inc.[b]	959,088	70,550,513
Four Corners Property Trust Inc.[b]	1,566,518	33,413,829
Franklin Street Properties Corp.[b]	3,472,757	43,756,738

Security	Shares	Value
GEO Group Inc. (The)[b]	2,437,988	$57,975,355
Getty Realty Corp.[b]	878,410	21,020,351
Government Properties Income Trust[b]	1,710,651	38,694,926
Kite Realty Group Trust	2,702,292	74,907,534
Lexington Realty Trust[b]	6,914,613	71,220,514
LTC Properties Inc.[b]	1,273,138	66,190,445
Parkway Properties Inc./Md	2,699,414	45,917,032
Pennsylvania REIT[b]	2,287,699	52,685,708
PS Business Parks Inc.[b]	632,485	71,831,322
Retail Opportunity Investments Corp.[b]	3,490,947	76,661,196
Sabra Health Care REIT Inc.[b]	2,148,845	54,107,917
Saul Centers Inc.[b]	389,740	25,956,684
Summit Hotel Properties Inc.[b]	2,860,202	37,640,258
Universal Health Realty Income Trust[b]	299,844	18,896,169
Urstadt Biddle Properties Inc. Class Ab	831,569	18,477,463

		1,393,808,347
FOOD & STAPLES RETAILING — 0.51%
Andersons Inc. (The)	840,271	30,401,005
SpartanNash Co.	1,211,181	35,027,354
SUPERVALU Inc.[a,b]	8,604,294	42,935,427

		108,363,786
FOOD PRODUCTS — 1.75%
B&G Foods Inc.[b]	2,135,295	105,013,808
Cal-Maine Foods Inc.[b]	959,953	36,996,589
Calavo Growers Inc.	493,023	32,258,495
Darling Ingredients Inc.[a,b]	5,283,021	71,373,614
J&J Snack Foods Corp.	478,449	56,992,845
Sanderson Farms Inc.	642,171	61,860,332
Seneca Foods Corp. Class Aa	204,718	5,781,236

		370,276,919
GAS UTILITIES — 1.80%
Northwest Natural Gas Co.	884,847	53,188,153
Piedmont Natural Gas Co. Inc.	2,614,916	156,999,557
South Jersey Industries Inc.	2,575,092	76,093,969
Spire Inc.	1,475,349	94,038,745

		380,320,424
HEALTH CARE EQUIPMENT & SUPPLIES — 4.19%
Abaxis Inc.	724,421	37,394,612
Analogic Corp.	398,211	35,281,495
AngioDynamics Inc.[a]	930,239	16,316,392

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
Anika Therapeutics Inc.[a,b]	473,770	$22,669,894
Cantel Medical Corp.	1,166,499	90,963,592
CONMED Corp.	797,083	31,931,145
CryoLife Inc.	867,490	15,241,799
Cynosure Inc. Class Aa,b	765,181	38,978,320
Haemonetics Corp.[a,b]	1,646,197	59,608,793
ICU Medical Inc.[a,b]	466,623	58,971,815
Inogen Inc.[a,b]	508,676	30,469,692
Integer Holdings Corp.[a,b]	888,413	19,269,678
Integra LifeSciences Holdings Corp.[a,b]	963,093	79,503,327
Invacare Corp.[b]	1,014,570	11,332,747
Masimo Corp.[a]	1,411,446	83,966,923
Meridian Bioscience Inc.[b]	1,347,175	25,987,006
Merit Medical Systems Inc.[a,b]	1,428,930	34,708,710
Natus Medical Inc.[a,b]	1,059,251	41,617,972
Neogen Corp.[a,b]	1,203,028	67,297,386
SurModics Inc.[a]	417,072	12,549,696
Vascular Solutions Inc.[a,b]	561,956	27,103,138
Zeltiq Aesthetics Inc.[a,b]	1,143,816	44,860,464

		886,024,596
HEALTH CARE PROVIDERS & SERVICES — 3.35%
Aceto Corp.	952,854	18,094,697
Adeptus Health Inc. Class Aa,b	482,681	20,779,417
Air Methods Corp.[a,b]	1,118,275	35,214,480
Almost Family Inc.[a]	294,733	10,837,332
Amedisys Inc.[a,b]	897,354	42,570,474
AMN Healthcare Services Inc.[a,b]	1,543,259	49,183,664
BioTelemetry Inc.[a]	899,070	16,695,730
Chemed Corp.	520,403	73,413,251
CorVel Corp.[a]	323,573	12,425,203
Cross Country Healthcare Inc.[a,b]	1,061,264	12,501,690
Diplomat Pharmacy Inc.[a,b]	1,386,910	38,847,349
Ensign Group Inc. (The)	1,536,397	30,927,672
HealthEquity Inc.[a,b]	1,379,758	52,223,840
Healthways Inc.[a,b]	1,026,545	27,162,381
Kindred Healthcare Inc.	2,779,690	28,408,432
Landauer Inc.	315,140	14,017,427
LHC Group Inc.[a,b]	481,975	17,775,238
Magellan Health Inc.[a]	681,201	36,600,930
PharMerica Corp.[a,b]	995,151	27,933,888
Providence Service Corp. (The)[a]	406,393	19,762,892
Quorum Health Corp.[a,b]	976,743	6,124,179
Select Medical Holdings Corp.[a,b]	3,452,494	46,608,669
Surgical Care Affiliates Inc.[a,b]	899,696	43,869,177

Security	Shares	Value
U.S. Physical Therapy Inc.	405,541	$25,427,421

		707,405,433
HEALTH CARE TECHNOLOGY — 1.20%
Computer Programs & Systems Inc.[b]	354,092	9,227,638
HealthStream Inc.[a,b]	814,405	22,477,578
HMS Holdings Corp.[a,b]	2,722,238	60,352,016
Medidata Solutions Inc.[a,b]	1,765,869	98,464,855
Omnicell Inc.[a,b]	1,175,543	45,023,297
Quality Systems Inc.	1,510,733	17,101,498

		252,646,882
HOTELS, RESTAURANTS & LEISURE — 2.74%
Belmond Ltd.[a,b]	2,721,390	34,588,867
Biglari Holdings Inc.[a,b]	33,828	14,749,685
BJ’s Restaurants Inc.[a,b]	645,741	22,956,093
Bob Evans Farms Inc./DEb	636,476	24,377,031
Boyd Gaming Corp.[a,b]	2,663,181	52,677,720
Chuy’s Holdings Inc.[a,b]	531,230	14,842,566
DineEquity Inc.	559,269	44,288,512
El Pollo Loco Holdings Inc.[a,b]	715,658	9,010,134
Fiesta Restaurant Group Inc.[a,b]	867,752	20,826,048
Interval Leisure Group Inc.	3,420,790	58,734,964
Marcus Corp. (The)	620,801	15,544,857
Marriott Vacations Worldwide Corp.	786,497	57,665,960
Monarch Casino & Resort Inc.[a,b]	356,255	8,966,938
Papa John’s International Inc.[b]	857,717	67,630,986
Popeyes Louisiana Kitchen Inc.[a,b]	685,430	36,423,750
Red Robin Gourmet Burgers Inc.[a,b]	426,725	19,177,022
Ruby Tuesday Inc.[a,b]	1,975,936	4,939,840
Ruth’s Hospitality Group Inc.	974,469	13,759,502
Scientific Games Corp. Class Aa,b	1,630,235	18,372,748
Sonic Corp.	1,538,850	40,287,093

		579,820,316
HOUSEHOLD DURABLES — 1.71%
Cavco Industries Inc.[a,b]	272,800	27,020,840
Ethan Allen Interiors Inc.[b]	822,689	25,725,485
Installed Building Products Inc.[a,b]	641,336	23,004,722
iRobot Corp.[a,b]	877,723	38,602,258
La-Z-Boy Inc.	1,583,413	38,888,623
LGI Homes Inc.[a,b]	540,464	19,910,694
M/I Homes Inc.[a,b]	811,085	19,117,273
MDC Holdings Inc.	1,288,594	33,245,725
Meritage Homes Corp.[a,b]	1,223,391	42,451,668

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
TopBuild Corp.[a,b]	1,237,594	$41,088,121
Universal Electronics Inc.[a,b]	466,365	34,725,538
WCI Communities Inc.[a,b]	735,837	17,454,054

		361,235,001
HOUSEHOLD PRODUCTS — 0.41%
Central Garden & Pet Co.[a,b]	334,259	8,690,734
Central Garden & Pet Co. Class Aa,b	1,085,599	26,922,855
WD-40 Co.	456,411	51,314,289

		86,927,878
INDUSTRIAL CONGLOMERATES — 0.13%
Raven Industries Inc.	1,157,391	26,654,715

		26,654,715
INSURANCE — 2.96%
American Equity Investment Life Holding Co.	2,512,897	44,553,664
AMERISAFE Inc.	629,811	37,020,290
eHealth Inc.[a,b]	537,944	6,030,352
Employers Holdings Inc.	931,902	27,798,637
HCI Group Inc.	286,990	8,713,016
Horace Mann Educators Corp.	1,289,866	47,273,589
Infinity Property & Casualty Corp.	355,176	29,348,193
Maiden Holdings Ltd.	2,039,020	25,875,164
Navigators Group Inc. (The)	363,442	35,224,799
ProAssurance Corp.	1,721,718	90,355,761
RLI Corp.	1,221,431	83,497,023
Safety Insurance Group Inc.	418,198	28,111,269
Selective Insurance Group Inc.	1,665,566	66,389,461
Stewart Information Services Corp.	677,241	30,103,362
United Fire Group Inc.	711,827	30,124,519
United Insurance Holdings Corp.	621,602	10,554,802
Universal Insurance Holdings Inc.	979,627	24,686,600

		625,660,501
INTERNET & DIRECT MARKETING RETAIL — 0.31%
Blue Nile Inc.[b]	365,537	12,581,784
FTD Companies Inc.[a,b]	559,453	11,507,948
NutriSystem Inc.	945,415	28,069,371
PetMed Express Inc.	651,028	13,202,848

		65,361,951
INTERNET SOFTWARE & SERVICES — 1.55%
Blucora Inc.[a,b]	1,231,337	13,790,974
DHI Group Inc.[a]	1,604,602	12,660,310
Liquidity Services Inc.[a]	783,092	8,801,954

Security	Shares	Value
LivePerson Inc.[a,b]	1,698,573	$14,284,999
LogMeIn Inc.[b]	812,207	73,415,391
Monster Worldwide Inc.[a,b]	2,913,473	10,517,638
NIC Inc.	1,991,816	46,807,676
QuinStreet Inc.[a]	1,151,867	3,478,638
Shutterstock Inc.[a,b]	618,059	39,370,358
SPS Commerce Inc.[a,b]	543,766	39,917,862
Stamps.com Inc.[a,b]	516,405	48,805,437
XO Group Inc.[a]	797,631	15,418,207

		327,269,444
IT SERVICES — 1.82%
CACI International Inc. Class Aa	787,718	79,480,746
Cardtronics PLC Class Aa,b	1,458,895	65,066,717
CIBER Inc.[a,b]	2,348,606	2,700,897
CSG Systems International Inc.	1,051,138	43,443,533
ExlService Holdings Inc.[a]	1,083,975	54,025,314
Forrester Research Inc.	324,024	12,604,534
ManTech International Corp./VA Class A	823,824	31,049,927
Perficient Inc.[a]	1,171,131	23,598,290
Sykes Enterprises Inc.[a]	1,288,758	36,252,762
TeleTech Holdings Inc.	530,209	15,370,759
Virtusa Corp.[a,b]	885,414	21,852,017

		385,445,496
LEISURE PRODUCTS — 0.47%
Arctic Cat Inc.[b]	411,702	6,377,264
Callaway Golf Co.	3,016,130	35,017,270
Nautilus Inc.[a,b]	1,001,743	22,759,601
Sturm Ruger & Co. Inc.[b]	608,178	35,128,361

		99,282,496
LIFE SCIENCES TOOLS & SERVICES — 0.41%
Albany Molecular Research Inc.[a,b]	705,808	11,652,890
Cambrex Corp.[a,b]	1,032,092	45,886,811
Luminex Corp.[a,b]	1,272,667	28,914,994

		86,454,695
MACHINERY — 4.92%
Actuant Corp. Class A	1,894,152	44,020,093
Alamo Group Inc.	304,351	20,053,687
Albany International Corp. Class A	931,272	39,467,307
Astec Industries Inc.	617,763	36,985,471
Barnes Group Inc.	1,611,454	65,344,460
Briggs & Stratton Corp.	1,388,075	25,887,599

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
Chart Industries Inc.[a,b]	990,093	$32,504,753
CIRCOR International Inc.	524,136	31,217,540
EnPro Industries Inc.	691,371	39,283,700
ESCO Technologies Inc.	819,900	38,059,758
Federal Signal Corp.	1,923,763	25,509,097
Franklin Electric Co. Inc.	1,231,499	50,134,324
Greenbrier Companies Inc. (The)	904,351	31,923,590
Harsco Corp.	2,587,294	25,691,829
Hillenbrand Inc.	2,021,895	63,972,758
John Bean Technologies Corp.	938,617	66,219,429
Lindsay Corp.[b]	337,410	24,961,592
Lydall Inc.[a,b]	549,313	28,086,374
Mueller Industries Inc.	1,858,792	60,262,037
Proto Labs Inc.[a,b]	775,109	46,436,780
SPX Corp.[a]	1,351,113	27,211,416
SPX FLOW Inc.[a]	1,339,227	41,408,899
Standex International Corp.	407,441	37,839,046
Tennant Co.	557,669	36,136,951
Titan International Inc.	1,426,163	14,432,770
Wabash National Corp.[a,b]	2,061,601	29,357,198
Watts Water Technologies Inc. Class A	890,512	57,740,798

		1,040,149,256
MARINE — 0.26%
Matson Inc.	1,381,867	55,108,856

		55,108,856
MEDIA — 0.64%
EW Scripps Co. (The) Class Aa	1,856,568	29,519,431
Gannett Co. Inc.	3,750,062	43,650,722
Harte-Hanks Inc.	1,593,992	2,582,267
Scholastic Corp.	867,026	34,126,143
World Wrestling Entertainment Inc. Class Ab	1,199,138	25,541,640

		135,420,203
METALS & MINING — 1.02%
AK Steel Holding Corp.[a,b]	7,688,820	37,137,001
Century Aluminum Co.[a,b]	1,637,622	11,381,473
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Haynes International Inc.	403,966	14,991,178
Kaiser Aluminum Corp.	504,409	43,626,334
Materion Corp.	651,224	19,999,089
Olympic Steel Inc.	303,778	6,713,494
Stillwater Mining Co.[a,b]	3,916,028	52,318,134
SunCoke Energy Inc.	2,084,189	16,715,196
TimkenSteel Corp.	1,242,836	12,987,636

		215,873,025

Security	Shares	Value
MULTI-UTILITIES — 0.41%
Avista Corp.	2,061,541	$86,151,798

		86,151,798
MULTILINE RETAIL — 0.09%
Fred’s Inc. Class A	1,142,714	10,352,989
Tuesday Morning Corp.[a,b]	1,448,338	8,661,061

		19,014,050
OIL, GAS & CONSUMABLE FUELS — 1.50%
Bill Barrett Corp.[a,b]	1,961,037	10,903,366
Bonanza Creek Energy Inc.[a,b]	116,893	119,231
Carrizo Oil & Gas Inc.[a,b]	1,775,754	72,131,127
Cloud Peak Energy Inc.[a,b]	2,036,444	11,078,255
Contango Oil & Gas Co.[a]	718,591	7,344,000
Green Plains Inc.	1,149,599	30,119,494
Northern Oil and Gas Inc.[a,b]	1,414,879	3,791,876
PDC Energy Inc.[a,b]	1,808,697	121,291,221
REX American Resources Corp.[a,b]	182,268	15,449,035
Synergy Resources Corp.[a,b]	6,420,559	44,494,474

		316,722,079
PAPER & FOREST PRODUCTS — 1.21%
Boise Cascade Co.[a,b]	1,249,345	31,733,363
Clearwater Paper Corp.[a,b]	547,182	35,386,260
Deltic Timber Corp.	342,347	23,187,162
KapStone Paper and Packaging Corp.	2,832,321	53,587,513
Neenah Paper Inc.	545,760	43,120,498
PH Glatfelter Co.	1,424,764	30,888,883
Schweitzer-Mauduit International Inc.	989,919	38,171,277

		256,074,956
PERSONAL PRODUCTS — 0.15%
Inter Parfums Inc.	552,901	17,842,115
Medifast Inc.	353,377	13,354,117

		31,196,232
PHARMACEUTICALS — 1.90%
Amphastar Pharmaceuticals Inc.[a,b]	1,131,938	21,472,864
ANI Pharmaceuticals Inc.[a,b]	254,448	16,882,625
Depomed Inc.[a,b]	1,970,131	49,233,574
Impax Laboratories Inc.[a,b]	2,370,732	56,186,348
Lannett Co. Inc.[a,b]	937,778	24,916,761
Medicines Co. (The)[a,b]	2,241,140	84,580,624
Nektar Therapeutics[a,b]	4,391,532	75,446,520

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
Phibro Animal Health Corp.	600,111	$16,311,017
SciClone Pharmaceuticals Inc.[a,b]	1,605,908	16,460,557
Supernus Pharmaceuticals Inc.[a,b]	1,589,085	39,298,072

		400,788,962
PROFESSIONAL SERVICES — 1.74%
CDI Corp.	462,269	2,621,065
Exponent Inc.	841,047	42,943,860
Heidrick & Struggles International Inc.	599,420	11,119,241
Insperity Inc.	611,689	44,433,089
Kelly Services Inc. Class A	954,786	18,350,987
Korn/Ferry International	1,841,681	38,675,301
Navigant Consulting Inc.[a]	1,544,091	31,221,520
On Assignment Inc.[a,b]	1,578,767	57,293,454
Resources Connection Inc.	1,190,357	17,783,934
TrueBlue Inc.[a,b]	1,366,862	30,973,093
WageWorks Inc.[a,b]	1,178,114	71,758,924

		367,174,468
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.31%
Forestar Group Inc.[a,b]	866,460	10,146,247
HFF Inc. Class A	1,129,021	31,262,591
RE/MAX Holdings Inc. Class A	572,487	25,063,481

		66,472,319
ROAD & RAIL — 0.74%
ArcBest Corp.	776,014	14,759,786
Celadon Group Inc.	905,608	7,915,014
Heartland Express Inc.[b]	1,369,721	25,860,333
Knight Transportation Inc.	2,129,147	61,085,227
Marten Transport Ltd.	738,013	15,498,273
Roadrunner Transportation Systems Inc.[a]	976,721	7,794,234
Saia Inc.[a]	809,628	24,256,455

		157,169,322
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.99%
Advanced Energy Industries Inc.[a,b]	1,276,736	60,415,148
Brooks Automation Inc.	2,217,581	30,181,277
Cabot Microelectronics Corp.	770,118	40,746,943
CEVA Inc.[a,b]	679,939	23,845,461
Cohu Inc.	828,412	9,725,557
Diodes Inc.[a,b]	1,243,339	26,532,854
DSP Group Inc.[a]	706,451	8,484,477
Exar Corp.[a,b]	1,331,100	12,392,541
Kopin Corp.[a,b]	1,925,722	4,198,074

Security	Shares	Value
Kulicke & Soffa Industries Inc.[a,b]	2,265,352	$29,291,001
MKS Instruments Inc.	1,722,378	85,653,858
Nanometrics Inc.[a]	795,424	17,769,772
Power Integrations Inc.	924,577	58,276,088
Rambus Inc.[a,b]	3,533,882	44,173,525
Rudolph Technologies Inc.[a,b]	987,536	17,518,889
Semtech Corp.[a,b]	2,116,837	58,699,890
Tessera Technologies Inc.	1,560,010	59,966,784
Ultratech Inc.[a,b]	751,873	17,353,229
Veeco Instruments Inc.[a,b]	1,311,550	25,745,727

		630,971,095
SOFTWARE — 3.22%
8x8 Inc.[a,b]	2,909,568	44,894,634
Blackbaud Inc.	1,524,701	101,148,664
Bottomline Technologies de Inc.[a,b]	1,199,296	27,955,590
Ebix Inc.[b]	733,477	41,698,167
Epiq Systems Inc.	1,084,102	17,876,842
Interactive Intelligence Group Inc.[a,b]	578,826	34,810,596
MicroStrategy Inc. Class Aa	305,848	51,211,189
Monotype Imaging Holdings Inc.	1,342,129	29,674,472
Progress Software Corp.[a]	1,584,164	43,089,261
Qualys Inc.[a,b]	933,932	35,666,863
Synchronoss Technologies Inc.[a,b]	1,362,152	56,093,419
Take-Two Interactive Software Inc.[a,b]	2,775,607	125,124,364
Tangoe Inc.[a,b]	793,298	6,544,709
TiVo Corp.[a,b]	2,365,557	46,081,050
VASCO Data Security International Inc.[a,b]	1,002,610	17,655,962

		679,525,782
SPECIALTY RETAIL — 3.86%
Asbury Automotive Group Inc.[a]	632,175	35,193,182
Barnes & Noble Education Inc.[a,b]	1,245,322	11,917,732
Barnes & Noble Inc.	1,796,457	20,299,964
Big 5 Sporting Goods Corp.	577,217	7,861,696
Buckle Inc. (The)[b]	897,383	21,564,113
Caleres Inc.	1,398,768	35,374,843
Cato Corp. (The) Class A	838,573	27,580,666
Children’s Place Inc. (The)	590,348	47,151,095
Express Inc.[a,b]	2,513,456	29,633,646
Finish Line Inc. (The) Class A	1,333,931	30,787,127
Five Below Inc.[a,b]	1,756,181	70,756,533
Francesca’s Holdings Corp.[a,b]	1,219,694	18,819,878

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
Genesco Inc.[a,b]	669,630	$36,468,050
Group 1 Automotive Inc.	638,133	40,763,936
Haverty Furniture Companies Inc.	611,663	12,257,727
Hibbett Sports Inc.[a,b]	715,926	28,565,447
Kirkland’s Inc.[a]	468,855	5,710,654
Lithia Motors Inc. Class A	750,643	71,701,419
Lumber Liquidators Holdings Inc.[a,b]	876,245	17,235,739
MarineMax Inc.[a,b]	782,004	16,382,984
Monro Muffler Brake Inc.[b]	1,035,325	63,330,830
Rent-A-Center Inc./TX	1,710,138	21,616,144
Select Comfort Corp.[a,b]	1,478,377	31,932,943
Shoe Carnival Inc.	463,067	12,345,366
Sonic Automotive Inc. Class A	869,515	16,346,882
Stage Stores Inc.[b]	851,032	4,774,290
Stein Mart Inc.	1,000,543	6,353,448
Tailored Brands Inc.	1,556,350	24,434,695
Tile Shop Holdings Inc.[a]	1,045,092	17,296,273
Vitamin Shoppe Inc.[a,b]	766,714	20,586,271
Zumiez Inc.[a,b]	571,942	10,294,956

		815,338,529
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.63%
Cray Inc.[a,b]	1,312,723	30,901,499
Electronics For Imaging Inc.[a,b]	1,509,327	73,836,277
Super Micro Computer Inc.[a,b]	1,214,829	28,390,554

		133,128,330
TEXTILES, APPAREL & LUXURY GOODS — 1.33%
Crocs Inc.[a,b]	2,349,774	19,503,124
G-III Apparel Group Ltd.[a,b]	1,319,969	38,477,096
Iconix Brand Group Inc.[a,b]	1,832,481	14,879,746
Movado Group Inc.	488,613	10,495,407
Oxford Industries Inc.	476,611	32,266,565
Perry Ellis International Inc.[a]	385,258	7,427,774
Steven Madden Ltd.[a,b]	1,761,635	60,882,106
Unifi Inc.[a,b]	483,156	14,219,281
Vera Bradley Inc.[a,b]	626,543	9,492,126
Wolverine World Wide Inc.	3,189,727	73,459,413

		281,102,638
THRIFTS & MORTGAGE FINANCE — 1.50%
Astoria Financial Corp.	2,961,464	43,237,374
Bank Mutual Corp.	1,387,372	10,655,017
BofI Holding Inc.[a,b]	1,849,866	41,436,998

Security	Shares	Value
Dime Community Bancshares Inc.	1,047,954	$17,563,709
LendingTree Inc.[a,b]	234,063	22,683,045
Northfield Bancorp. Inc.	1,430,058	23,023,934
Northwest Bancshares Inc.	3,340,183	52,474,275
Oritani Financial Corp.	1,214,352	19,089,614
Provident Financial Services Inc.	1,960,302	41,617,212
TrustCo Bank Corp. NY	3,117,221	22,101,097
Walker & Dunlop Inc.[a]	911,890	23,034,341

		316,916,616
TOBACCO — 0.20%
Universal Corp./VAb	737,345	42,928,226

		42,928,226
TRADING COMPANIES & DISTRIBUTORS — 0.57%
Applied Industrial Technologies Inc.	1,254,102	58,616,728
DXP Enterprises Inc.[a,b]	401,502	11,318,341
Kaman Corp.	866,722	38,066,430
Veritiv Corp.[a,b]	268,070	13,449,072

		121,450,571
WATER UTILITIES — 0.46%
American States Water Co.	1,182,487	47,358,605
California Water Service Group	1,554,326	49,878,321

		97,236,926
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Spok Holdings Inc.	663,254	11,819,186

		11,819,186

TOTAL COMMON STOCKS
(Cost: $18,767,700,492)		21,096,314,397

SHORT-TERM INVESTMENTS — 8.08%

MONEY MARKET FUNDS — 8.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	1,687,595,899	1,687,595,899

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	18,628,121	$18,628,121

		1,706,224,020

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,706,224,020)		1,706,224,020

TOTAL INVESTMENTS IN SECURITIES — 107.93%
(Cost: $20,473,924,512)		22,802,538,417
Other Assets, Less Liabilities — (7.93)%		(1,675,446,422)

NET ASSETS — 100.00%		$21,127,091,995

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	280	Dec. 2016	ICE Markets Equity	$34,446,144	$34,952,400	$506,256

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.96%
AAR Corp.	6,758	$211,661
Aerojet Rocketdyne Holdings Inc.[a]	13,177	231,652
Aerovironment Inc.[a]	4,091	99,861
Air Industries Group	1,738	7,943
Arotech Corp.[a]	4,486	13,234
Astronics Corp.[a]	3,932	177,137
Astrotech Corp.[a,b]	3,030	5,000
B/E Aerospace Inc.	21,164	1,093,332
Boeing Co. (The)	119,982	15,806,429
BWX Technologies Inc.	21,360	819,583
CPI Aerostructures Inc.[a]	1,601	10,999
Cubic Corp.	4,517	211,441
Curtiss-Wright Corp.	9,247	842,494
DigitalGlobe Inc.[a,b]	12,270	337,425
Ducommun Inc.[a]	2,068	47,233
Engility Holdings Inc.[a]	3,637	114,565
Erickson Inc.[a,b]	1,050	705
Esterline Technologies Corp.[a]	6,071	461,639
General Dynamics Corp.	59,289	9,199,281
HEICO Corp.	4,042	279,706
HEICO Corp. Class A	7,413	448,561
Hexcel Corp.	19,167	849,098
Huntington Ingalls Industries Inc.	9,651	1,480,656
Innovative Solutions & Support Inc.[a]	3,158	10,042
KEYW Holding Corp. (The)[a,b]	8,410	92,846
KLX Inc.[a]	11,188	393,818
Kratos Defense & Security Solutions Inc.[a]	9,601	66,151
L-3 Communications Holdings Inc.	15,845	2,388,317
LMI Aerospace Inc.[a]	2,700	19,170
Lockheed Martin Corp.	52,202	12,513,863
Mercury Systems Inc.[a]	8,179	200,958
Micronet Enertec Technologies Inc.[a]	1,827	3,088
Moog Inc. Class Aa	6,787	404,098
National Presto Industries Inc.	1,019	89,458
Northrop Grumman Corp.	37,115	7,940,754
Orbital ATK Inc.	12,008	915,370
Raytheon Co.	61,134	8,322,171
Rockwell Collins Inc.	26,853	2,264,782
SIFCO Industries Inc.[a]	614	6,115
Sparton Corp.[a]	1,810	47,531
Spirit AeroSystems Holdings Inc. Class Aa	24,673	1,098,935

Security	Shares	Value
TASER International Inc.[a,b]	10,827	$309,760
Tel-Instrument Electronics Corp.[a]	226	881
Teledyne Technologies Inc.[a]	7,138	770,404
Textron Inc.	55,309	2,198,533
TransDigm Group Inc.[a]	11,188	3,234,675
Triumph Group Inc.	12,091	337,097
United Technologies Corp.	160,948	16,352,317
Vectrus Inc.[a]	2,085	31,755
Wesco Aircraft Holdings Inc.[a,b]	11,620	156,057

		92,918,581
AIR FREIGHT & LOGISTICS — 0.64%
Air T Inc.[a]	253	5,100
Air Transport Services Group Inc.[a]	7,702	110,524
Atlas Air Worldwide Holdings Inc.[a,b]	5,219	223,478
CH Robinson Worldwide Inc.	29,327	2,066,380
Echo Global Logistics Inc.[a]	5,124	118,159
Expeditors International of Washington Inc.	35,399	1,823,757
FedEx Corp.	51,542	9,003,357
Forward Air Corp.	6,368	275,480
Hub Group Inc. Class Aa	7,082	288,662
Park-Ohio Holdings Corp.	1,831	66,740
Radiant Logistics Inc.[a]	6,586	18,704
United Parcel Service Inc. Class B	143,049	15,643,839
XPO Logistics Inc.[a,b]	20,032	734,573

		30,378,753
AIRLINES — 0.49%
Alaska Air Group Inc.	25,409	1,673,437
Allegiant Travel Co.	2,689	355,136
American Airlines Group Inc.	109,591	4,012,127
Delta Air Lines Inc.	156,203	6,148,150
Hawaiian Holdings Inc.[a]	9,855	478,953
JetBlue Airways Corp.[a]	66,626	1,148,632
SkyWest Inc.	8,565	226,202
Southwest Airlines Co.	128,661	5,003,626
Spirit Airlines Inc.[a,b]	14,727	626,339
United Continental Holdings Inc.[a]	60,691	3,184,457
Virgin America Inc.[a]	3,774	201,947

		23,059,006
AUTO COMPONENTS — 0.54%
American Axle & Manufacturing Holdings Inc.[a]	16,123	277,638
Autoliv Inc.	18,104	1,933,507
BorgWarner Inc.	44,830	1,577,119
Clean Diesel Technologies Inc.[a]	1,037	3,816

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Cooper Tire & Rubber Co.	10,605	$403,202
Cooper-Standard Holding Inc.[a]	2,252	222,498
Dana Inc.	30,904	481,793
Delphi Automotive PLC	56,139	4,003,834
Dorman Products Inc.[a,b]	4,032	257,645
Drew Industries Inc.	4,137	405,509
Federal-Mogul Holdings Corp.[a,b]	6,467	62,148
Fox Factory Holding Corp.[a]	4,242	97,439
Gentex Corp.	59,228	1,040,044
Gentherm Inc.[a]	7,450	234,079
Goodyear Tire & Rubber Co. (The)	54,644	1,765,001
Horizon Global Corp.[a]	3,804	75,814
Johnson Controls International PLC	193,585	9,007,510
Lear Corp.	14,618	1,771,994
Metaldyne Performance Group Inc.	2,618	41,495
Modine Manufacturing Co.[a]	8,936	105,981
Motorcar Parts of America Inc.[a,b]	3,773	108,587
Shiloh Industries Inc.[a]	2,007	14,190
Spartan Motors Inc.	7,061	67,644
Standard Motor Products Inc.	1,340	63,998
Stoneridge Inc.[a]	5,496	101,126
Strattec Security Corp.	768	27,110
Superior Industries International Inc.	27	787
Sypris Solutions Inc.[a]	3,911	4,028
Tenneco Inc.[a]	11,165	650,585
Tower International Inc.	4,136	99,678
Unique Fabricating Inc.	714	8,739
UQM Technologies Inc.[a]	8,773	5,395
Visteon Corp.	7,022	503,197
Workhorse Group Inc.[a,b]	3,574	25,876

		25,449,006
AUTOMOBILES — 0.56%
Ford Motor Co.	811,290	9,792,270
General Motors Co.	291,837	9,271,662
Harley-Davidson Inc.	37,360	1,964,762
Tesla Motors Inc.[a,b]	23,418	4,777,975
Thor Industries Inc.	8,147	690,051
Winnebago Industries Inc.	5,570	131,285

		26,628,005
BANKS — 5.51%
1st Constitution Bancorp.	1,232	17,002
1st Source Corp.	3,192	113,938
Access National Corp.	1,306	31,213
ACNB Corp.	1,226	32,587
Allegiance Bancshares Inc.[a]	693	18,711

Security	Shares	Value
American National Bankshares Inc.	1,745	$48,773
American River Bankshares[a]	1,295	14,038
Ameris Bancorp.	5,783	202,116
AmeriServ Financial Inc.	3,615	11,893
Ames National Corp.	1,939	53,633
Anchor Bancorp. Inc./WAa	622	15,905
Arrow Financial Corp.	2,732	89,692
Associated Banc-Corp.	31,177	610,757
Atlantic Capital Bancshares Inc.[a,b]	1,605	24,043
Auburn National BanCorp. Inc.	595	16,333
Banc of California Inc.	10,529	183,836
BancFirst Corp.	1,711	124,065
Bancorp. Inc. (The)[a]	7,407	47,553
Bancorp. of New Jersey Inc.	1,077	12,245
BancorpSouth Inc.	17,681	410,199
Bank of America Corp.	2,130,111	33,336,237
Bank of Commerce Holdings	2,591	18,655
Bank of Hawaii Corp.	8,919	647,698
Bank of Marin Bancorp.	1,104	54,902
Bank of South Carolina Corp.	873	16,203
Bank of the James Financial Group Inc.	775	9,416
Bank of the Ozarks Inc.	18,188	698,419
BankUnited Inc.	21,344	644,589
Bankwell Financial Group Inc.	1,186	28,096
Banner Corp.	4,309	188,476
Bar Harbor Bankshares	1,199	44,027
Bay Bancorp. Inc.[a]	2,090	11,516
BB&T Corp.	169,056	6,376,792
BCB Bancorp. Inc.	1,962	22,073
Berkshire Hills Bancorp. Inc.	6,401	177,372
Blue Hills Bancorp. Inc.	5,701	85,629
BNC Bancorp.	9,163	222,844
BOK Financial Corp.	4,112	283,605
Boston Private Financial Holdings Inc.	17,096	219,342
Bridge Bancorp. Inc.	1,987	56,808
Brookline Bancorp. Inc.	14,243	173,622
Bryn Mawr Bank Corp.	3,141	100,481
C&F Financial Corp.	704	30,328
California First National Bancorp.	286	3,993
Camden National Corp.	1,645	78,532
Capital Bank Financial Corp. Class A	4,975	159,747

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Capital City Bank Group Inc.	2,099	$31,002
Cardinal Financial Corp.	6,551	170,916
Carolina Bank Holdings Inc.[a]	1,038	20,251
Carolina Financial Corp.	1,971	44,032
Carolina Trust Bancshares Inc.[a]	1,122	6,844
Cascade Bancorp.[a]	6,371	38,608
Cathay General Bancorp.	15,296	470,811
CB Financial Services Inc.	829	19,307
CenterState Banks Inc.	10,064	178,435
Central Pacific Financial Corp.	6,435	162,098
Central Valley Community Bancorp.	1,892	30,007
Century Bancorp. Inc./MA Class A	635	28,778
Chemical Financial Corp.	14,247	628,720
Chemung Financial Corp.	774	22,438
CIT Group Inc.	43,220	1,568,886
Citigroup Inc.	607,731	28,703,135
Citizens & Northern Corp.	2,557	56,177
Citizens Financial Group Inc.	108,858	2,689,881
Citizens First Corp.	289	4,624
Citizens Holding Co.	828	19,450
City Holding Co.	3,081	154,943
Civista Bancshares Inc.	1,279	18,136
CNB Financial Corp./PA	2,690	56,920
CoBiz Financial Inc.	7,559	100,610
Codorus Valley Bancorp. Inc.	1,273	27,853
Colony Bankcorp Inc.[a]	1,239	12,254
Columbia Banking System Inc.	12,046	394,145
Comerica Inc.	36,174	1,711,754
Commerce Bancshares Inc./MO	15,031	740,427
Community Bank System Inc.	9,046	435,203
Community Bankers Trust Corp.[a]	4,716	25,608
Community Financial Corp. (The)	880	20,240
Community Trust Bancorp. Inc.	3,531	131,035
Community West Bancshares	1,245	10,209
CommunityOne Bancorp.[a]	2,272	31,444
ConnectOne Bancorp. Inc.	5,707	103,068
County Bancorp. Inc.	862	17,249
CU Bancorp.[a]	2,079	47,422
Cullen/Frost Bankers Inc.	11,248	809,181
Customers Bancorp. Inc.[a]	5,474	137,726
CVB Financial Corp.	20,773	365,813
DNB Financial Corp.[b]	618	15,672
Eagle Bancorp. Inc.[a]	6,156	303,675
Eagle Bancorp. Montana Inc.	850	12,300
East West Bancorp. Inc.	29,777	1,093,114

Security	Shares	Value
Eastern Virginia Bankshares Inc.	2,093	$16,828
Emclaire Financial Corp.	214	5,269
Enterprise Bancorp. Inc./MA	1,348	37,744
Enterprise Financial Services Corp.	3,986	124,563
Equity Bancshares Inc. Class Aa,b	302	7,834
Evans Bancorp. Inc.	793	21,855
Farmers Capital Bank Corp.	13	385
Farmers National Banc Corp.	3,674	39,606
Fauquier Bankshares Inc.	831	12,041
FCB Financial Holdings Inc. Class Aa,b	7,802	299,831
Fidelity Southern Corp.	4,408	81,063
Fifth Third Bancorp.	158,330	3,239,432
Financial Institutions Inc.	2,747	74,471
First Bancorp. Inc./ME	2,009	48,156
First BanCorp./Puerto Rico[a]	23,949	124,535
First Bancorp./Southern Pines NC	3,842	76,033
First Bancshares Inc. (The)	1,070	20,790
First Bank/Hamilton NJa	1,667	13,969
First Busey Corp.	6,389	144,391
First Business Financial Services Inc.	1,753	41,196
First Citizens BancShares Inc./NC Class A	1,843	541,639
First Commonwealth Financial Corp.	18,061	182,236
First Community Bancshares Inc./VA	3,161	78,393
First Community Corp./SC	1,274	20,066
First Connecticut Bancorp. Inc./Farmington CT	2,932	52,160
First Financial Bancorp.	12,544	273,961
First Financial Bankshares Inc.	13,704	499,374
First Financial Corp./IN	2,220	90,310
First Financial Northwest Inc.	2,003	28,383
First Foundation Inc.[a,b]	2,578	63,599
First Horizon National Corp.	47,815	728,222
First Internet Bancorp.	843	19,465
First Interstate BancSystem Inc.	3,735	117,690
First Merchants Corp.	8,322	222,614
First Mid-Illinois Bancshares Inc.	281	7,651
First Midwest Bancorp. Inc./IL	16,590	321,182
First NBC Bank Holding Co.[a]	3,140	29,642
First Northwest Bancorp.[a]	2,678	36,126
First of Long Island Corp. (The)	3,154	104,555
First Republic Bank/CA	30,115	2,322,168

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
First Savings Financial Group Inc.	214	$7,725
First South Bancorp. Inc./Washington NC	1,916	18,509
First United Corp.[a]	1,201	14,868
Flushing Financial Corp.	5,616	133,212
FNB Corp./PA	43,217	531,569
Franklin Financial Network Inc.[a]	673	25,170
Fulton Financial Corp.	35,305	512,629
German American Bancorp. Inc.	2,803	109,121
Glacier Bancorp. Inc.	15,826	451,358
Glen Burnie Bancorp.[b]	598	6,070
Great Southern Bancorp. Inc.	1,956	79,609
Great Western Bancorp. Inc.	12,138	404,438
Green Bancorp. Inc.[a]	2,127	23,248
Guaranty Bancorp.	3,116	55,621
Hancock Holding Co.	15,418	500,006
Hanmi Financial Corp.	6,520	171,737
Hawthorn Bancshares Inc.	1,018	15,301
Heartland Financial USA Inc.	3,555	128,229
Heritage Commerce Corp.	4,123	45,106
Heritage Financial Corp./WA	6,002	107,736
Heritage Oaks Bancorp.	4,101	33,628
Hilltop Holdings Inc.[a]	16,080	361,157
Home BancShares Inc./AR	25,350	527,534
HomeTrust Bancshares Inc.[a,b]	3,518	65,083
Hope Bancorp Inc.	26,277	456,432
Horizon Bancorp./IN	2,146	63,049
Howard Bancorp. Inc.[a]	701	9,260
Huntington Bancshares Inc./OH	222,795	2,196,759
IBERIABANK Corp.	7,212	484,069
Independent Bank Corp./MI	4,632	77,957
Independent Bank Corp./Rockland MA	5,472	295,980
Independent Bank Group Inc.	2,104	92,934
International Bancshares Corp.	11,379	338,867
Investar Holding Corp.	1,275	19,571
Investors Bancorp. Inc.	73,822	886,602
JPMorgan Chase & Co.	750,605	49,982,787
KeyCorp	222,778	2,711,208
Lakeland Bancorp. Inc.	8,322	116,841
Lakeland Financial Corp.	5,316	188,293
Landmark Bancorp. Inc./Manhattan KS	644	16,918
LCNB Corp.	1,799	32,778
LegacyTexas Financial Group Inc.	9,261	292,925

Security	Shares	Value
Live Oak Bancshares Inc.	1,046	$15,083
M&T Bank Corp.	32,849	3,813,769
Macatawa Bank Corp.	5,485	43,825
Mackinac Financial Corp.	764	8,778
MainSource Financial Group Inc.	4,617	115,194
MB Financial Inc.	14,115	536,935
MBT Financial Corp.	4,499	40,716
Melrose Bancorp. Inc.[a]	628	9,357
Mercantile Bank Corp.	3,228	86,672
Merchants Bancshares Inc./VT	1,088	35,240
Mid Penn Bancorp. Inc.	790	14,718
Middleburg Financial Corp.	1,035	29,270
Middlefield Banc Corp.[b]	269	8,982
MidSouth Bancorp. Inc.[b]	1,986	20,654
MidWestOne Financial Group Inc.	1,611	48,926
MutualFirst Financial Inc.	1,243	34,468
National Bank Holdings Corp. Class A	6,018	140,641
National Bankshares Inc.	1,614	59,363
National Commerce Corp.[a,b]	605	16,371
NBT Bancorp. Inc.	8,773	288,369
Nicolet Bankshares Inc.[a]	1,588	60,900
Northrim BanCorp. Inc.	1,246	32,085
Norwood Financial Corp.	745	21,814
Oak Valley Bancorp.	1,215	12,454
OFG Bancorp.	8,849	89,463
Ohio Valley Banc Corp.	781	17,260
Old Line Bancshares Inc.	1,715	33,837
Old National Bancorp./IN	27,974	393,314
Old Point Financial Corp.	766	15,826
Old Second Bancorp. Inc.	5,950	49,445
Opus Bank	4,293	151,843
Orrstown Financial Services Inc.	1,613	31,857
Pacific Continental Corp.	3,856	64,858
Pacific Mercantile Bancorp.[a]	2,665	19,641
Pacific Premier Bancorp. Inc.[a]	4,450	117,747
PacWest Bancorp.	23,637	1,014,264
Park National Corp.	2,657	255,072
Park Sterling Corp.	10,192	82,759
Parke Bancorp. Inc.	1,147	17,113
Patriot National Bancorp Inc.[a]	59	782
Peapack Gladstone Financial Corp.	2,789	62,501
Penns Woods Bancorp. Inc.	1,015	45,127
People’s United Financial Inc.	63,749	1,008,509
People’s Utah Bancorp.	594	12,088

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Peoples Bancorp. Inc./OH	3,815	$93,811
Peoples Bancorp. of North Carolina Inc.	812	16,971
Peoples Financial Corp./MSa	822	8,763
Peoples Financial Services Corp.	1,264	51,521
Pinnacle Financial Partners Inc.	7,941	429,449
Plumas Bancorp.[a]	1,052	10,531
PNC Financial Services Group Inc. (The)[c]	102,966	9,276,207
Popular Inc.	22,194	848,255
Porter Bancorp. Inc.[a]	1,802	2,919
Preferred Bank/Los Angeles CA	2,584	92,378
Premier Financial Bancorp. Inc.	1,258	21,562
PrivateBancorp. Inc.	16,391	752,675
Prosperity Bancshares Inc.	13,373	734,044
QCR Holdings Inc.	2,492	79,096
Regions Financial Corp.	260,782	2,573,918
Renasant Corp.	7,803	262,415
Republic Bancorp. Inc./KY Class A	1,816	56,441
Republic First Bancorp. Inc.[a]	6,840	28,112
Royal Bancshares of Pennsylvania Inc.[a]	4,572	10,790
S&T Bancorp. Inc.	7,446	215,860
Salisbury Bancorp. Inc.	207	6,400
Sandy Spring Bancorp. Inc.	4,933	150,851
SB Financial Group Inc.	865	10,838
Seacoast Banking Corp. of Florida[a]	5,082	81,769
Select Bancorp. Inc.[a]	1,808	14,464
ServisFirst Bancshares Inc.	4,474	232,245
Shore Bancshares Inc.	2,730	32,159
Sierra Bancorp.	2,140	40,146
Signature Bank/New York NYa	11,074	1,311,715
Simmons First National Corp. Class A	5,939	296,356
SmartFinancial Inc.[a]	1,349	21,921
Sound Financial Bancorp. Inc.	260	6,297
South State Corp.	5,062	379,852
Southern First Bancshares Inc.[a]	1,161	32,020
Southern National Bancorp. of Virginia Inc.	2,525	32,951
Southside Bancshares Inc.	5,063	162,927
Southwest Bancorp. Inc.	4,062	77,137
Southwest Georgia Financial Corp.	281	4,549
State Bank Financial Corp.	7,399	168,845
Sterling Bancorp./DE	24,859	435,033

Security	Shares	Value
Stewardship Financial Corp.	1,211	$9,446
Stock Yards Bancorp. Inc.	4,233	139,520
Stonegate Bank	2,169	73,204
Suffolk Bancorp.	2,596	90,263
Summit Financial Group Inc.	1,883	36,078
Summit State Bank	695	9,438
Sun Bancorp. Inc./NJ	1,968	45,382
Sunshine Bancorp. Inc.[a]	1,017	14,848
SunTrust Banks Inc.	103,091	4,515,386
Sussex Bancorp.	754	12,313
SVB Financial Group[a]	10,654	1,177,693
Synovus Financial Corp.	25,993	845,552
TCF Financial Corp.	35,236	511,274
Texas Capital Bancshares Inc.[a]	9,623	528,495
Tompkins Financial Corp.	2,574	196,679
TowneBank/Portsmouth VA	12,852	308,834
TriCo Bancshares	3,979	106,518
Tristate Capital Holdings Inc.[a,b]	4,459	72,013
Triumph Bancorp. Inc.[a]	3,095	61,405
Trustmark Corp.	14,048	387,163
Two River Bancorp.	1,598	18,377
U.S. Bancorp.	334,062	14,327,919
UMB Financial Corp.	8,777	521,793
Umpqua Holdings Corp.	45,527	685,181
Union Bankshares Corp.	9,257	247,810
Union Bankshares Inc./Morrisville VTb	808	27,520
United Bancorp. Inc./OH	1,068	11,609
United Bancshares Inc./OH	679	13,580
United Bankshares Inc./WV	13,490	508,168
United Community Banks Inc./GA	14,663	308,216
United Security Bancshares Inc./ALb	1,182	12,517
United Security Bancshares/Fresno CAa	2,639	16,599
Unity Bancorp. Inc.	1,223	15,679
Univest Corp. of Pennsylvania	3,871	90,427
Valley National Bancorp.	46,450	451,959
Veritex Holdings Inc.[a]	1,624	28,241
Village Bank and Trust Financial Corp.[a]	113	2,585
Washington Trust Bancorp. Inc.	2,957	118,931
WashingtonFirst Bankshares Inc.	1,777	43,732
Webster Financial Corp.	18,838	716,032
Wellesley Bank	267	5,861
Wells Fargo & Co.	945,363	41,860,674

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
WesBanco Inc.	8,354	$274,677
West Bancorp. Inc.	3,184	62,406
Westamerica Bancorp.	5,342	271,801
Westbury Bancorp. Inc.[a]	777	15,346
Western Alliance Bancorp.[a]	18,868	708,305
Wintrust Financial Corp.	10,647	591,654
Xenith Bankshares Inc.[a,b]	16,144	37,293
Yadkin Financial Corp.	9,982	262,427
Zions BanCorp.	41,935	1,300,824

		260,941,387
BEVERAGES — 1.85%
Boston Beer Co. Inc. (The)[a,b]	1,930	299,652
Brown-Forman Corp. Class A	11,558	575,011
Brown-Forman Corp. Class B	41,544	1,970,847
Castle Brands Inc.[a,b]	17,074	14,887
Coca-Cola Bottling Co. Consolidated	903	133,788
Coca-Cola Co. (The)	804,599	34,050,630
Constellation Brands Inc. Class A	36,333	6,049,081
Craft Brew Alliance Inc.[a,b]	1,959	36,888
Crystal Rock Holdings Inc.[a]	2,040	1,836
Dr Pepper Snapple Group Inc.	38,690	3,532,784
MGP Ingredients Inc.	1,592	64,508
Molson Coors Brewing Co. Class B	37,944	4,166,251
Monster Beverage Corp.[a]	28,924	4,246,332
National Beverage Corp.[a,b]	1,637	72,110
PepsiCo Inc.	297,870	32,399,320
Primo Water Corp.[a]	4,571	55,446
Reed’s Inc.[a,b]	2,078	7,772
Truett-Hurst Inc.[a]	708	1,147
Willamette Valley Vineyards Inc.[a]	794	6,312

		87,684,602
BIOTECHNOLOGY — 3.26%
AbbVie Inc.	338,827	21,369,819
Abeona Therapeutics Inc.[a]	5,124	30,744
ACADIA Pharmaceuticals Inc.[a,b]	19,263	612,756
Acceleron Pharma Inc.[a]	6,924	250,580
Achillion Pharmaceuticals Inc.[a]	24,159	195,688
Acorda Therapeutics Inc.[a,b]	9,664	201,784
Actinium Pharmaceuticals Inc.[a]	7,590	10,246
Adamas Pharmaceuticals Inc.[a,b]	7,188	117,955
ADMA Biologics Inc.[a,b]	684	4,959
Aduro Biotech Inc.[a,b]	1,701	21,143
Advaxis Inc.[a,b]	5,779	61,778
Adverum Biotechnologies Inc.[a]	3,667	15,071
Aegerion Pharmaceuticals Inc.[a]	5,867	17,425

Security	Shares	Value
Aeglea BioTherapeutics Inc.[a,b]	2,235	$14,326
Agenus Inc.[a,b]	14,537	104,376
Agios Pharmaceuticals Inc.[a,b]	5,896	311,427
Aimmune Therapeutics Inc.[a,b]	2,090	31,350
Akebia Therapeutics Inc.[a,b]	6,495	58,780
Alder Biopharmaceuticals Inc.[a,b]	8,948	293,226
Aldeyra Therapeutics Inc.[a]	1,217	9,553
Alexion Pharmaceuticals Inc.[a]	47,544	5,826,042
Alkermes PLC[a]	36,219	1,703,380
Alnylam Pharmaceuticals Inc.[a,b]	15,340	1,039,745
AMAG Pharmaceuticals Inc.[a]	15,283	374,586
Amgen Inc.	154,748	25,813,514
Amicus Therapeutics Inc.[a]	28,679	212,225
Ampliphi Biosciences Corp.[a]	777	1,166
Anavex Life Sciences Corp.[a,b]	6,531	23,708
Anthera Pharmaceuticals Inc.[a,b]	7,383	23,256
Applied Genetic Technologies Corp./DEa,b	2,176	21,281
Aptevo Therapeutics Inc.[a]	3,287	8,415
Aquinox Pharmaceuticals Inc.[a,b]	1,962	26,212
ARCA biopharma Inc.[a]	865	2,500
Ardelyx Inc.[a]	3,674	47,542
Arena Pharmaceuticals Inc.[a]	49,484	86,597
Argos Therapeutics Inc.[a,b]	3,112	15,467
ARIAD Pharmaceuticals Inc.[a,b]	40,261	551,173
ArQule Inc.[a]	12,302	22,021
Array BioPharma Inc.[a,b]	26,836	181,143
Arrowhead Pharmaceuticals Inc.[a,b]	12,263	90,133
Asterias Biotherapeutics Inc.[a,b]	2,499	10,596
Atara Biotherapeutics Inc.[a,b]	3,567	76,298
Athersys Inc.[a,b]	17,377	37,013
aTyr Pharma Inc.[a]	1,202	3,822
AVEO Pharmaceuticals Inc.[a]	12,492	11,118
Avexis Inc.[a]	2,104	86,706
Aviragen Therapeutics Inc.[a]	8,761	16,821
Bellicum Pharmaceuticals Inc.[a,b]	1,703	33,890
Biocept Inc.[a,b]	1,499	2,383
BioCryst Pharmaceuticals Inc.[a,b]	16,671	73,519
Biogen Inc.[a]	45,496	14,241,613
BioMarin Pharmaceutical Inc.[a]	36,185	3,347,836
BioSpecifics Technologies Corp.[a]	1,049	47,908
Biostage Inc.[a]	3,150	3,371
BioTime Inc.[a,b]	12,549	48,941
Bluebird Bio Inc.[a,b]	8,392	568,810
Blueprint Medicines Corp.[a,b]	1,807	53,668

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Brainstorm Cell Therapeutics Inc.[a]	3,907	$9,338
Caladrius Biosciences Inc.[a]	986	4,565
Calithera Biosciences Inc.[a]	2,512	8,164
Cancer Genetics Inc.[a]	2,702	4,729
Capricor Therapeutics Inc.[a]	1,744	5,773
Cara Therapeutics Inc.[a,b]	3,588	29,960
CareDx Inc.[a,b]	1,615	5,733
Cascadian Therapeutics Inc.[a]	18,525	30,381
CASI Pharmaceuticals Inc.[a]	5,596	6,212
Catabasis Pharmaceuticals Inc.[a,b]	1,144	7,047
Catalyst Biosciences Inc.[a]	683	826
Catalyst Pharmaceuticals Inc.[a,b]	45,385	49,470
CEL-SCI Corp.[a]	24,166	7,371
Celgene Corp.[a]	162,205	16,955,289
Celldex Therapeutics Inc.[a,b]	20,997	84,828
Cellectar Biosciences Inc.[a,b]	597	1,618
Cellular Biomedicine Group Inc.[a,b]	1,745	25,302
Celsion Corp.[a]	3,960	4,831
Cepheid[a]	15,186	800,150
Cerulean Pharma Inc.[a,b]	3,198	3,262
ChemoCentryx Inc.[a,b]	4,501	27,186
Chiasma Inc.[a,b]	1,299	3,819
Chimerix Inc.[a]	16,231	89,920
Cidara Therapeutics Inc.[a,b]	1,064	12,183
Cleveland BioLabs Inc.[a]	741	1,289
Clovis Oncology Inc.[a,b]	7,692	277,297
Coherus Biosciences Inc.[a,b]	6,046	161,912
CoLucid Pharmaceuticals Inc.[a]	1,166	44,483
Conatus Pharmaceuticals Inc.[a,b]	2,976	5,952
Concert Pharmaceuticals Inc.[a]	3,019	30,522
Corbus Pharmaceuticals Holdings Inc.[a]	6,734	45,724
CorMedix Inc.[a]	7,651	19,281
Corvus Pharmaceuticals Inc.[a]	901	14,821
CTI BioPharma Corp.[a]	42,164	15,782
Curis Inc.[a]	22,727	59,317
Cyclacel Pharmaceuticals Inc.[a]	796	4,776
Cytokinetics Inc.[a,b]	7,620	69,952
CytomX Therapeutics Inc.[a]	1,313	20,588
Cytori Therapeutics Inc.[a,b]	2,569	5,215
CytRx Corp.[a]	11,687	6,875
Dicerna Pharmaceuticals Inc.[a,b]	2,743	16,129
Dimension Therapeutics Inc.[a]	1,191	9,516
Dyax Corp.	19,917	22,108
Dynavax Technologies Corp.[a,b]	7,760	81,402

Security	Shares	Value
Eagle Pharmaceuticals Inc./DEa,b	2,024	$141,680
Edge Therapeutics Inc.[a,b]	1,689	17,582
Editas Medicine Inc.[a,b]	1,102	14,855
Eiger Biopharmaceuticals Inc.[a]	248	3,321
Eleven Biotherapeutics Inc.[a,b]	1,825	5,110
Emergent BioSolutions Inc.[a,b]	6,503	205,040
Enanta Pharmaceuticals Inc.[a,b]	2,690	71,581
Epizyme Inc.[a]	8,544	84,073
Esperion Therapeutics Inc.[a,b]	4,295	59,486
Exact Sciences Corp.[a,b]	21,539	399,979
Exelixis Inc.[a]	43,832	560,611
Fate Therapeutics Inc.[a,b]	4,447	13,875
Fibrocell Science Inc.[a]	5,519	3,974
FibroGen Inc.[a,b]	10,950	226,665
Five Prime Therapeutics Inc.[a,b]	5,433	285,178
Flexion Therapeutics Inc.[a,b]	4,301	84,042
Fortress Biotech Inc.[a]	5,991	17,793
Foundation Medicine Inc.[a,b]	2,532	59,122
Galectin Therapeutics Inc.[a,b]	6,481	7,324
Galena Biopharma Inc.[a,b]	36,529	12,796
Genocea Biosciences Inc.[a]	4,026	20,613
Genomic Health Inc.[a,b]	3,667	106,050
GenVec Inc.[a]	3,602	1,661
Geron Corp.[a,b]	32,245	72,874
Gilead Sciences Inc.	272,887	21,590,819
Global Blood Therapeutics Inc.[a]	5,917	136,387
GlycoMimetics Inc.[a]	3,556	25,425
GTx Inc.[a]	9,421	7,377
Halozyme Therapeutics Inc.[a,b]	23,693	286,211
Heat Biologics Inc.[a,b]	1,832	2,492
Hemispherx Biopharma Inc.[a]	5,284	6,605
Heron Therapeutics Inc.[a,b]	6,353	109,462
Histogenics Corp.[a]	1,949	6,159
iBio Inc.[a]	17,122	9,588
Idera Pharmaceuticals Inc.[a,b]	20,308	51,988
Ignyta Inc.[a]	6,858	43,137
Immucell Corp.[a]	736	5,697
Immune Design Corp.[a]	1,699	12,878
Immune Pharmaceuticals Inc.[a,b]	6,771	1,896
ImmunoCellular Therapeutics Ltd.[a]	22,997	2,714
ImmunoGen Inc.[a,b]	17,494	46,884
Immunomedics Inc.[a,b]	18,320	59,540
Incyte Corp.[a]	36,076	3,401,606
Infinity Pharmaceuticals Inc.[a]	8,882	13,856
Inotek Pharmaceuticals Corp.[a]	2,945	27,919

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Inovio Pharmaceuticals Inc.[a,b]	13,681	$127,507
Insmed Inc.[a]	12,537	182,037
Insys Therapeutics Inc.[a,b]	8,971	105,768
Intercept Pharmaceuticals Inc.[a,b]	3,611	594,334
Intrexon Corp.[a,b]	11,166	312,871
Invitae Corp.[a,b]	1,692	14,822
Ionis Pharmaceuticals Inc.[a,b]	25,117	920,287
Ironwood Pharmaceuticals Inc.[a]	39,558	628,181
IsoRay Inc.[a]	12,714	9,155
Juno Therapeutics Inc.[a,b]	15,944	478,479
Karyopharm Therapeutics Inc.[a]	4,097	39,864
Keryx Biopharmaceuticals Inc.[a,b]	22,110	117,404
Kindred Biosciences Inc.[a]	2,992	14,870
Kite Pharma Inc.[a,b]	8,928	498,718
Kura Oncology Inc.[a,b]	1,298	8,112
La Jolla Pharmaceutical Co.[a,b]	2,725	64,828
Lexicon Pharmaceuticals Inc.[a,b]	9,373	169,370
Ligand Pharmaceuticals Inc.[a,b]	4,516	460,903
Lion Biotechnologies Inc.[a,b]	9,710	79,913
Loxo Oncology Inc.[a,b]	2,531	66,262
Lpath Inc. Class Aa,b	399	1,309
MacroGenics Inc.[a]	6,227	186,250
Madrigal Pharmaceuticals Inc.[a,b]	632	8,014
MannKind Corp.[a,b]	67,001	41,541
Mast Therapeutics Inc.[a,b]	37,601	4,136
Mateon Therapeutics Inc.[a]	6,839	4,240
Medgenics Inc.[a,b]	6,887	38,361
MediciNova Inc.[a,b]	5,543	41,517
MEI Pharma Inc.[a]	5,771	10,157
Merrimack Pharmaceuticals Inc.[a,b]	23,747	150,793
MiMedx Group Inc.[a,b]	20,199	173,307
Minerva Neurosciences Inc.[a]	3,124	44,095
Mirati Therapeutics Inc.[a,b]	3,063	20,246
Mirna Therapeutics Inc.[a,b]	1,312	2,585
Momenta Pharmaceuticals Inc.[a]	12,688	148,323
Myriad Genetics Inc.[a]	14,559	299,624
NanoViricides Inc.[a,b]	8,767	14,816
NantKwest Inc.[a,b]	6,282	48,874
Natera Inc.[a,b]	2,105	23,387
Navidea Biopharmaceuticals Inc.[a,b]	28,911	26,468
Neothetics Inc.[a,b]	1,211	1,356
Neuralstem Inc.[a]	19,441	6,221
Neurocrine Biosciences Inc.[a]	17,584	890,454
NewLink Genetics Corp.[a,b]	4,905	73,673
Nivalis Therapeutics Inc.[a]	1,250	10,162

Security	Shares	Value
Northwest Biotherapeutics Inc.[a,b]	7,374	$4,020
Novavax Inc.[a,b]	56,430	117,374
Ohr Pharmaceutical Inc.[a,b]	5,063	14,328
Oncocyte Corp.[a]	693	3,493
OncoGenex Pharmaceuticals Inc.[a]	91,843	46,564
OncoMed Pharmaceuticals Inc.[a,b]	2,658	30,381
Onconova Therapeutics Inc.[a,b]	460	1,219
Oncosec Medical Inc.[a]	3,724	6,368
Opexa Therapeutics Inc.[a,b]	1,946	6,286
OpGen Inc.[a]	640	1,056
Ophthotech Corp.[a]	5,988	276,226
OPKO Health Inc.[a,b]	79,052	837,161
Oragenics Inc.[a]	4,053	1,864
Organovo Holdings Inc.[a,b]	17,886	67,788
Osiris Therapeutics Inc.	3,229	16,016
Otonomy Inc.[a,b]	4,469	81,291
OvaScience Inc.[a]	7,076	50,664
Palatin Technologies Inc.[a]	12,157	7,647
Peregrine Pharmaceuticals Inc.[a]	41,230	17,729
Pfenex Inc.[a,b]	3,194	28,586
PharmAthene Inc.[a]	11,747	34,066
Portola Pharmaceuticals Inc.[a]	12,679	287,940
Progenics Pharmaceuticals Inc.[a]	14,419	91,272
Proteon Therapeutics Inc.[a,b]	1,293	12,064
Proteostasis Therapeutics Inc.[a,b]	1,070	16,681
Prothena Corp. PLC[a,b]	7,112	426,507
PTC Therapeutics Inc.[a]	6,943	97,271
Puma Biotechnology Inc.[a,b]	4,579	307,022
Radius Health Inc.[a]	7,295	394,587
Raptor Pharmaceutical Corp.[a]	17,306	155,235
Recro Pharma Inc.[a]	884	7,815
Regeneron Pharmaceuticals Inc.[a]	15,833	6,365,183
REGENXBIO Inc.[a,b]	4,536	63,549
Regulus Therapeutics Inc.[a]	5,508	18,176
Repligen Corp.[a]	7,112	214,711
Retrophin Inc.[a,b]	6,404	143,322
Rexahn Pharmaceuticals Inc.[a]	44,166	9,275
Rigel Pharmaceuticals Inc.[a]	18,344	67,322
RXi Pharmaceuticals Corp.[a]	1,803	3,281
Sage Therapeutics Inc.[a,b]	5,136	236,513
Sangamo BioSciences Inc.[a]	14,241	65,936
Sarepta Therapeutics Inc.[a,b]	8,844	543,110
Seattle Genetics Inc.[a,b]	22,325	1,205,773
Seres Therapeutics Inc.[a,b]	8,613	105,854
Signal Genetics Inc.[a]	1,542	753

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Sorrento Therapeutics Inc.[a,b]	4,966	$38,437
Spark Therapeutics Inc.[a,b]	4,429	266,006
Spectrum Pharmaceuticals Inc.[a,b]	12,241	57,165
StemCells Inc.[a,b]	2,029	2,759
Stemline Therapeutics Inc.[a,b]	3,177	34,407
Sunesis Pharmaceuticals Inc.[a]	2,513	10,980
Syndax Pharmaceuticals Inc.[a,b]	849	12,871
Synergy Pharmaceuticals Inc.[a,b]	37,674	207,584
Synthetic Biologics Inc.[a,b]	16,016	27,548
T2 Biosystems Inc.[a,b]	3,131	22,668
Tenax Therapeutics Inc.[a,b]	5,517	12,689
TESARO Inc.[a,b]	8,828	884,919
Tetralogic Pharmaceuticals Corp.[a,b]	2,132	336
TG Therapeutics Inc.[a,b]	7,812	60,465
Threshold Pharmaceuticals Inc.[a]	13,118	8,887
Tobira Therapeutics Inc.[a]	636	25,275
Tokai Pharmaceuticals Inc.[a,b]	1,597	2,443
Tonix Pharmaceuticals Holding Corp.[a,b]	3,991	2,784
Tracon Pharmaceuticals Inc.[a]	1,248	8,436
Trevena Inc.[a]	6,474	43,699
TrovaGene Inc.[a,b]	5,788	25,988
Ultragenyx Pharmaceutical Inc.[a]	7,426	526,800
United Therapeutics Corp.[a]	9,238	1,090,823
Vanda Pharmaceuticals Inc.[a]	8,797	146,382
Venaxis Inc.[a]	1,585	4,803
Verastem Inc.[a,b]	6,367	8,468
Vericel Corp.[a]	5,539	15,509
Versartis Inc.[a]	3,965	48,571
Vertex Pharmaceuticals Inc.[a]	52,289	4,560,124
Vical Inc.[a]	2,105	6,399
Viking Therapeutics Inc.[a]	703	998
Vitae Pharmaceuticals Inc.[a]	4,585	95,918
Vital Therapies Inc.[a]	4,680	28,642
Voyager Therapeutics Inc.[a,b]	1,073	12,887
vTv Therapeutics Inc. Class Aa,b	1,634	11,748
Windtree Therapeutics Inc.[a]	2,115	5,436
XBiotech Inc.[a,b]	840	11,306
Xencor Inc.[a]	6,625	162,246
XOMA Corp.[a]	21,910	10,057
Zafgen Inc.[a]	3,916	12,962
ZIOPHARM Oncology Inc.[a,b]	26,678	150,197

		154,201,723

Security	Shares	Value
BUILDING PRODUCTS — 0.31%
AAON Inc.	8,324	$239,898
Advanced Drainage Systems Inc.	7,318	176,071
Allegion PLC	19,642	1,353,530
Alpha Pro Tech Ltd.[a]	3,049	10,976
American Woodmark Corp.[a]	2,955	238,084
AO Smith Corp.	15,353	1,516,723
Apogee Enterprises Inc.	5,851	261,481
Armstrong Flooring Inc.[a]	4,896	92,437
Armstrong World Industries Inc.[a]	9,962	411,630
Builders FirstSource Inc.[a,b]	17,543	201,920
Continental Building Products Inc.[a]	8,461	177,596
Continental Materials Corp.[a]	77	1,930
CSW Industrials Inc.[a]	3,022	97,883
Fortune Brands Home & Security Inc.	31,658	1,839,330
Gibraltar Industries Inc.[a]	6,285	233,488
Griffon Corp.	7,707	131,096
Insteel Industries Inc.	1,768	64,072
Jewett-Cameron Trading Co. Ltd.[a]	283	3,512
Lennox International Inc.	7,974	1,252,157
Masco Corp.	68,651	2,355,416
Masonite International Corp.[a]	5,927	368,482
NCI Building Systems Inc.[a]	7,499	109,410
Owens Corning	23,709	1,265,824
Patrick Industries Inc.[a]	2,980	184,522
PGT Inc.[a]	9,827	104,854
Ply Gem Holdings Inc.[a]	4,493	60,026
Quanex Building Products Corp.	6,891	118,939
Simpson Manufacturing Co. Inc.	8,385	368,521
Tecogen Inc.[a,b]	1,001	4,184
Trex Co. Inc.[a]	6,068	356,313
Universal Forest Products Inc.	4,111	404,892
USG Corp.[a]	19,211	496,604

		14,501,801
CAPITAL MARKETS — 2.51%
Affiliated Managers Group Inc.[a]	11,216	1,622,955
Ameriprise Financial Inc.	35,617	3,553,508
Artisan Partners Asset Management Inc.	8,024	218,253
Ashford Inc.[a]	153	7,252
Associated Capital Group Inc.	1,043	36,985
Bank of New York Mellon Corp. (The)	222,030	8,854,556
Bats Global Markets Inc.	5,658	170,476

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
BGC Partners Inc. Class A	36,458	$319,007
BlackRock Inc.[c]	25,990	9,420,335
Calamos Asset Management Inc. Class A	3,649	24,886
CBOE Holdings Inc.	16,842	1,092,204
Charles Schwab Corp. (The)	248,202	7,835,737
CME Group Inc.	69,065	7,218,674
Cohen & Steers Inc.	2,183	93,323
Cowen Group Inc. Class Aa,b	20,839	75,646
Diamond Hill Investment Group Inc.	627	115,863
E*TRADE Financial Corp.[a]	57,437	1,672,565
Eaton Vance Corp. NVS	23,458	916,035
Evercore Partners Inc. Class A	8,237	424,288
FactSet Research Systems Inc.	8,437	1,367,638
FBR & Co.	972	12,869
Federated Investors Inc. Class B	18,196	539,147
Fifth Street Asset Management Inc.	1,101	6,067
Financial Engines Inc.	10,898	323,780
Franklin Resources Inc.	75,869	2,698,660
FXCM Inc.[a,b]	1,078	9,454
GAIN Capital Holdings Inc.	5,026	31,061
GAMCO Investors Inc. Class A	668	19,018
Goldman Sachs Group Inc. (The)	80,108	12,919,017
Greenhill & Co. Inc.	5,899	139,039
Houlihan Lokey Inc.	2,595	65,005
Institutional Financial Markets Inc.	3,554	3,874
Interactive Brokers Group Inc. Class A	12,520	441,580
Intercontinental Exchange Inc.	24,556	6,614,404
INTL. FCStone Inc.[a]	3,104	120,590
Invesco Ltd.	85,803	2,683,060
Investment Technology Group Inc.	4,349	74,542
Janus Capital Group Inc.	30,458	426,717
KCG Holdings Inc. Class Aa	10,251	159,198
Ladenburg Thalmann Financial Services Inc.[a]	22,073	50,989
Lazard Ltd. Class A	27,209	989,319
Legg Mason Inc.	21,802	729,931
LPL Financial Holdings Inc.	15,939	476,735
Manning & Napier Inc.	3,123	22,142
MarketAxess Holdings Inc.	7,149	1,183,803
Medley Management Inc.	1,291	10,857
Moelis & Co. Class A	3,743	100,649
Moody’s Corp.	34,906	3,779,622
Morgan Stanley	311,390	9,983,163

Security	Shares	Value
Morningstar Inc.	3,847	$304,952
MSCI Inc.	17,898	1,502,358
Nasdaq Inc.	22,303	1,506,345
Northern Trust Corp.	44,361	3,016,104
NorthStar Asset Management Group Inc.	39,354	508,847
Oppenheimer Holdings Inc. Class A	2,025	28,937
Piper Jaffray Companies[a,b]	3,069	148,233
PJT Partners Inc.	3,529	96,236
Pzena Investment Management Inc. Class A	3,066	23,608
Raymond James Financial Inc.	26,163	1,522,948
S&P Global Inc.	54,671	6,919,162
Safeguard Scientifics Inc.[a]	4,130	53,525
SEI Investments Co.	28,026	1,278,266
Silvercrest Asset Management Group Inc.	1,318	15,645
State Street Corp.	81,038	5,642,676
Stifel Financial Corp.[a]	13,769	529,418
T Rowe Price Group Inc.	51,331	3,413,511
TD Ameritrade Holding Corp.	54,548	1,922,272
TheStreet Inc.	7,669	8,436
U.S. Global Investors Inc. Class A	4,103	7,550
Value Line Inc.	194	3,151
Virtu Financial Inc.	3,990	59,730
Virtus Investment Partners Inc.[b]	1,286	125,848
Waddell & Reed Financial Inc. Class A	16,093	292,249
Westwood Holdings Group Inc.	1,663	88,322
WisdomTree Investments Inc.	20,714	213,147
ZAIS Group Holdings Inc.[a,b]	855	1,967

		118,887,921
CHEMICALS — 2.17%
A Schulman Inc.	5,890	171,517
AgroFresh Solutions Inc.[a,b]	5,140	27,191
Air Products & Chemicals Inc.	44,771	6,730,872
Albemarle Corp.	23,097	1,974,563
American Vanguard Corp.	5,111	82,083
Ashland Global Holdings Inc.	12,696	1,472,101
Axalta Coating Systems Ltd.[a]	42,403	1,198,733
Balchem Corp.	7,931	614,890
BioAmber Inc.[a]	3,815	16,176
Cabot Corp.	12,877	674,884
Calgon Carbon Corp.	10,455	158,602
Celanese Corp. Series A	30,352	2,020,229

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
CF Industries Holdings Inc.	51,088	$1,243,993
Chase Corp.	1,604	110,868
Chemours Co. (The)	38,056	608,896
Chemtura Corp.[a]	13,196	432,961
Codexis Inc.[a]	6,438	28,585
Core Molding Technologies Inc.[a,b]	1,609	27,192
Dow Chemical Co. (The)	233,270	12,090,384
Eastman Chemical Co.	30,578	2,069,519
Ecolab Inc.	54,597	6,645,547
EI du Pont de Nemours & Co.	180,499	12,088,018
Ferro Corp.[a]	17,502	241,703
Flotek Industries Inc.[a,b]	10,810	157,177
FMC Corp.	27,559	1,332,202
FutureFuel Corp.	4,687	52,869
GCP Applied Technologies Inc.[a]	14,773	418,371
Hawkins Inc.	1,940	84,060
HB Fuller Co.	10,302	478,734
Huntsman Corp.	40,930	665,931
Ikonics Corp.[a]	237	2,524
Ingevity Corp.[a]	8,829	407,017
Innophos Holdings Inc.	3,878	151,358
Innospec Inc.	4,898	297,847
International Flavors & Fragrances Inc.	16,414	2,346,710
Intrepid Potash Inc.[a]	22,473	25,394
KMG Chemicals Inc.	1,650	46,744
Koppers Holdings Inc.[a]	4,055	130,490
Kraton Corp.[a,b]	6,444	225,798
Kronos Worldwide Inc.	4,445	36,849
LSB Industries Inc.[a,b]	3,932	33,737
LyondellBasell Industries NV Class A	70,374	5,676,367
Marrone Bio Innovations Inc.[a,b]	4,483	7,711
Metabolix Inc.[a]	1,888	850
Minerals Technologies Inc.	7,238	511,654
Monsanto Co.	91,819	9,383,902
Mosaic Co. (The)	76,895	1,880,852
NewMarket Corp.	2,030	871,520
Northern Technologies International Corp.[a]	791	9,927
Olin Corp.	34,244	702,687
OMNOVA Solutions Inc.[a]	9,452	79,775
Platform Specialty Products Corp.[a,b]	41,670	337,944
PolyOne Corp.	17,417	588,869
PPG Industries Inc.	54,781	5,662,164

Security	Shares	Value
Praxair Inc.	58,991	$7,127,882
Quaker Chemical Corp.	2,717	287,812
Rayonier Advanced Materials Inc.	8,718	116,560
RPM International Inc.	27,395	1,471,659
Scotts Miracle-Gro Co. (The) Class A	9,349	778,491
Senomyx Inc.[a,b]	9,302	39,626
Sensient Technologies Corp.	9,308	705,546
Sherwin-Williams Co. (The)	16,155	4,469,442
Stepan Co.	3,748	272,330
TerraVia Holdings Inc.[a,b]	14,598	40,144
TOR Minerals International Inc.[a]	263	1,412
Trecora Resources[a]	3,922	44,789
Tredegar Corp.	5,045	93,787
Trinseo SA	7,590	429,290
Tronox Ltd. Class A	15,634	146,491
Valspar Corp. (The)	15,074	1,598,899
Westlake Chemical Corp.	8,190	438,165
WR Grace & Co.	14,515	1,071,207

		102,471,073
COMMERCIAL SERVICES & SUPPLIES — 0.53%
ABM Industries Inc.	11,426	453,612
ACCO Brands Corp.[a]	21,757	209,738
Acme United Corp.	740	15,274
AMREP Corp.[a]	692	5,529
Aqua Metals Inc.[a,b]	1,808	16,019
ARC Document Solutions Inc.[a]	7,932	29,666
Brady Corp. Class A	9,566	331,079
Brink’s Co. (The)	10,199	378,179
Casella Waste Systems Inc. Class Aa	7,641	78,702
CECO Environmental Corp.	5,516	62,220
Cemtrex Inc.[a]	1,952	7,730
Cenveo Inc.[a]	1,693	11,936
Cintas Corp.	17,850	2,009,910
Clean Harbors Inc.[a]	10,850	520,583
Command Security Corp.[a,b]	1,632	4,325
CompX International Inc.	257	2,976
Copart Inc.[a]	20,609	1,103,818
Covanta Holding Corp.	26,949	414,745
Deluxe Corp.	10,072	673,011
Ecology and Environment Inc. Class A	220	2,176
Ennis Inc.	5,134	86,508
Essendant Inc.	7,618	156,321
Fuel Tech Inc.[a]	3,750	5,250
G&K Services Inc. Class A	3,985	380,528

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Healthcare Services Group Inc.	14,878	$588,871
Heritage-Crystal Clean Inc.[a]	3,155	41,898
Herman Miller Inc.	12,200	348,920
HNI Corp.	9,164	364,727
Hudson Technologies Inc.[a]	5,867	39,016
Industrial Services of America Inc.[a]	2,007	3,151
InnerWorkings Inc.[a]	7,841	73,862
Interface Inc.	13,381	223,329
Intersections Inc.[a]	2,759	4,994
KAR Auction Services Inc.	28,152	1,215,040
Kimball International Inc. Class B	44	569
Knoll Inc.	8,300	189,655
MagneGas Corp.[a]	6,600	4,290
Matthews International Corp. Class A	6,634	403,082
McGrath RentCorp	4,448	141,046
Mobile Mini Inc.	9,306	281,041
MSA Safety Inc.	6,493	376,854
Multi-Color Corp.	2,697	178,002
NL Industries Inc.[a]	1,986	7,805
Odyssey Marine Exploration Inc.[a,b]	1,270	4,432
Performant Financial Corp.[a]	7,793	22,989
Perma-Fix Environmental Services[a]	2,637	13,290
Pitney Bowes Inc.	39,023	708,658
Quad/Graphics Inc.	4,904	131,035
Quest Resource Holding Corp.[a]	2,112	4,266
Republic Services Inc.	48,957	2,469,881
Rollins Inc.	19,440	569,203
RR Donnelley & Sons Co.	43,045	676,667
SP Plus Corp.[a]	3,723	95,197
Steelcase Inc. Class A	18,295	254,118
Stericycle Inc.[a]	19,699	1,578,678
Team Inc.[a,b]	5,981	195,639
Tetra Tech Inc.	12,091	428,868
TRC Companies Inc.[a]	5,746	49,818
U.S. Ecology Inc.	4,509	202,184
UniFirst Corp./MA	3,155	416,018
Versar Inc.[a]	1,764	2,752
Viad Corp.	3,998	147,406
Virco Manufacturing Corp.[a]	1,672	6,905
VSE Corp.	1,693	57,545
Waste Management Inc.	85,108	5,426,486
West Corp.	10,241	226,121
Wilhelmina International Inc.[a]	303	2,606

		25,136,749

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.16%
ADTRAN Inc.	10,184	$194,922
Aerohive Networks Inc.[a]	5,092	31,010
Applied Optoelectronics Inc.[a,b]	3,093	68,696
Arista Networks Inc.[a]	7,413	630,698
ARRIS International PLC[a,b]	36,120	1,023,280
Aviat Networks Inc.[a]	1,266	11,660
Bel Fuse Inc. Class A	246	4,957
Bel Fuse Inc. Class B	1,890	45,625
Black Box Corp.	3,167	44,021
Brocade Communications Systems Inc.	91,882	848,071
CalAmp Corp.[a,b]	7,537	105,141
Calix Inc.[a]	9,303	68,377
Ciena Corp.[a]	26,873	585,831
Cisco Systems Inc.	1,042,227	33,059,440
Clearfield Inc.[a,b]	2,523	47,432
ClearOne Inc.	1,166	13,048
CommScope Holding Co. Inc.[a]	30,423	916,037
Communications Systems Inc.	1,287	6,126
Comtech Telecommunications Corp.	4,856	62,205
DASAN Zhone Solutions Inc.[a]	5,517	6,289
Digi International Inc.[a]	5,120	58,368
EchoStar Corp. Class Aa	9,519	417,218
EMCORE Corp.	3,663	20,879
Extreme Networks Inc.[a]	20,941	94,025
F5 Networks Inc.[a]	13,761	1,715,171
Finisar Corp.[a]	22,370	666,626
Harmonic Inc.[a,b]	17,984	106,645
Harris Corp.	25,695	2,353,919
Infinera Corp.[a]	29,416	265,626
InfoSonics Corp.[a]	3,594	1,793
InterDigital Inc./PA	7,111	563,191
Inventergy Global Inc.[a]	300	447
Ixia[a]	12,467	155,838
Juniper Networks Inc.	72,603	1,746,828
KVH Industries Inc.[a]	3,052	26,888
Lantronix Inc.[a]	1,798	2,517
Lumentum Holdings Inc.[a]	9,578	400,073
Motorola Solutions Inc.	32,776	2,500,153
MRV Communications Inc.[a]	1,242	14,072
NETGEAR Inc.[a]	6,756	408,670
NetScout Systems Inc.[a]	19,448	568,854
Network-1 Technologies Inc.[a,b]	2,757	7,527

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Novatel Wireless Inc.[a]	6,635	$20,768
Oclaro Inc.[a,b]	19,962	170,675
Optical Cable Corp.[b]	1,763	4,478
Palo Alto Networks Inc.[a]	18,250	2,907,773
ParkerVision Inc.[a,b]	2,496	10,633
PC-Tel Inc.	3,728	19,721
Plantronics Inc.	6,830	354,887
RELM Wireless Corp.	2,913	15,555
Resonant Inc.[a,b]	1,262	6,891
ShoreTel Inc.[a]	13,410	107,280
Sonus Networks Inc.[a]	10,323	80,313
TESSCO Technologies Inc.	1,198	14,867
Ubiquiti Networks Inc.[a,b]	5,082	271,887
ViaSat Inc.[a,b]	9,353	698,201
Viavi Solutions Inc.[a]	48,686	359,790
Westell Technologies Inc. Class Aa	9,508	4,873
xG Technology Inc.[a,b]	1,495	425
Xtera Communications Inc.[a,b]	1,054	569

		54,917,780
CONSTRUCTION & ENGINEERING — 0.21%
AECOM[a,b]	31,579	938,844
Aegion Corp.[a]	7,466	142,377
Ameresco Inc. Class Aa	3,962	20,840
Argan Inc.	2,609	154,427
Chicago Bridge & Iron Co. NV	19,733	553,116
Comfort Systems USA Inc.	7,603	222,844
Dycom Industries Inc.[a]	8,380	685,316
EMCOR Group Inc.	12,679	755,922
Fluor Corp.	28,746	1,475,245
Goldfield Corp. (The)[a]	5,851	15,798
Granite Construction Inc.	8,167	406,227
Great Lakes Dredge & Dock Corp.[a]	11,764	41,174
HC2 Holdings Inc.[a]	5,581	30,416
IES Holdings Inc.[a]	1,810	32,200
Jacobs Engineering Group Inc.[a]	25,050	1,295,586
KBR Inc.	29,363	444,262
Layne Christensen Co.[a,b]	4,516	38,431
MasTec Inc.[a]	13,673	406,635
MYR Group Inc.[a]	4,097	123,320
Northwest Pipe Co.[a,b]	1,982	23,407
NV5 Global Inc.[a]	1,512	48,853
Orion Group Holdings Inc.[a,b]	5,742	39,333
Primoris Services Corp.	7,815	160,989
Quanta Services Inc.[a]	31,248	874,631
Sterling Construction Co. Inc.[a]	3,676	28,452

Security	Shares	Value
Tutor Perini Corp.[a,b]	8,331	$178,866
Valmont Industries Inc.	4,362	586,994

		9,724,505
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	9,944	768,671
Headwaters Inc.[a]	15,113	255,712
Martin Marietta Materials Inc.	13,111	2,348,311
Summit Materials Inc. Class Aa,b	15,277	283,389
Tecnoglass Inc.[b]	605	7,284
U.S. Concrete Inc.[a]	2,972	136,905
U.S. Lime & Minerals Inc.	502	33,132
Vulcan Materials Co.	27,540	3,132,124

		6,965,528
CONSUMER FINANCE — 0.72%
Ally Financial Inc.	99,681	1,940,789
American Express Co.	160,489	10,277,715
Asta Funding Inc.[a]	1,834	19,257
Atlanticus Holdings Corp.[a]	1,070	3,274
Capital One Financial Corp.	107,720	7,737,528
Consumer Portfolio Services Inc.[a]	4,019	18,447
Credit Acceptance Corp.[a,b]	2,324	467,287
Discover Financial Services	84,989	4,806,128
Emergent Capital Inc.[a]	5,512	16,150
Encore Capital Group Inc.[a,b]	4,542	102,104
Enova International Inc.[a]	5,900	57,112
Ezcorp Inc. Class Aa	10,930	120,886
FirstCash Inc.	10,011	471,318
Green Dot Corp. Class Aa	9,129	210,515
LendingClub Corp.[a,b]	70,849	437,847
Navient Corp.	68,397	989,705
Nelnet Inc. Class A	3,827	154,496
Nicholas Financial Inc.[a]	2,513	25,432
OneMain Holdings Inc.[a]	9,758	302,010
PRA Group Inc.[a,b]	9,716	335,591
Regional Management Corp.[a]	2,142	46,374
Santander Consumer USA Holdings Inc.[a]	27,509	334,509
SLM Corp.[a]	88,153	658,503
Synchrony Financial	163,844	4,587,632
World Acceptance Corp.[a,b]	1,788	87,683

		34,208,292
CONTAINERS & PACKAGING — 0.48%
AEP Industries Inc.	813	88,918
AptarGroup Inc.	13,000	1,006,330

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Avery Dennison Corp.	18,451	$1,435,303
Ball Corp.	36,278	2,972,982
Bemis Co. Inc.	19,381	988,625
Berry Plastics Group Inc.[a]	24,864	1,090,286
Crown Holdings Inc.[a]	30,273	1,728,286
Graphic Packaging Holding Co.	66,487	930,153
Greif Inc.	1,825	110,577
Greif Inc. Class A	5,442	269,869
International Paper Co.	84,600	4,059,108
Myers Industries Inc.	4,626	60,092
Owens-Illinois Inc.[a,b]	34,447	633,480
Packaging Corp. of America	19,426	1,578,557
Sealed Air Corp.	40,493	1,855,389
Silgan Holdings Inc.	8,297	419,745
Sonoco Products Co.	20,695	1,093,317
UFP Technologies Inc.[a]	1,246	33,019
WestRock Co.	53,127	2,575,597

		22,929,633
DISTRIBUTORS — 0.14%
AMCON Distributing Co.	53	4,836
Core-Mark Holding Co. Inc.[b]	9,433	337,701
Educational Development Corp.	695	7,909
Fenix Parts Inc.[a]	2,735	10,831
Genuine Parts Co.	30,772	3,091,048
LKQ Corp.[a]	63,070	2,236,462
Pool Corp.	8,259	780,641
VOXX International Corp.[a]	4,100	12,259
Weyco Group Inc.	1,220	32,781

		6,514,468
DIVERSIFIED CONSUMER SERVICES — 0.15%
American Public Education Inc.[a]	3,517	69,672
Apollo Education Group Inc.[a]	20,447	162,554
Ascent Capital Group Inc. Class Aa,b	2,535	58,736
Bridgepoint Education Inc.[a]	3,715	25,522
Bright Horizons Family Solutions Inc.[a]	8,915	596,324
Cambium Learning Group Inc.[a,b]	2,635	14,308
Capella Education Co.	2,118	122,929
Career Education Corp.[a]	13,655	92,717
Carriage Services Inc.	3,558	84,147
Chegg Inc.[a,b]	10,255	72,708
Collectors Universe Inc.	1,665	30,852
DeVry Education Group Inc.	11,560	266,574
Graham Holdings Co. Class B	855	411,571
Grand Canyon Education Inc.[a]	9,572	386,613

Security	Shares	Value
H&R Block Inc.	46,286	$1,071,521
Houghton Mifflin Harcourt Co.[a]	21,589	289,509
K12 Inc.[a]	6,551	94,007
Liberty Tax Inc.	1,275	16,295
LifeLock Inc.[a,b]	17,382	294,103
Lincoln Educational Services Corp.[a]	5,463	12,019
National American University Holdings Inc.[b]	1,825	3,814
Regis Corp.[a]	7,738	97,112
Service Corp. International/U.S.	39,990	1,061,335
ServiceMaster Global Holdings Inc.[a]	27,881	939,032
Sotheby’sb	10,900	414,418
Strayer Education Inc.[a,b]	2,340	109,231
Universal Technical Institute Inc.	4,707	8,378
Weight Watchers International Inc.[a,b]	5,648	58,287

		6,864,288
DIVERSIFIED FINANCIAL SERVICES — 1.26%
A-Mark Precious Metals Inc.	684	10,978
BBX Capital Corp.[a]	769	15,864
Berkshire Hathaway Inc. Class Ba	392,963	56,771,365
GWG Holdings Inc.[a]	186	1,629
Leucadia National Corp.	69,952	1,331,886
LM Funding America Inc.[a]	1,356	10,957
Marlin Business Services Corp.	1,929	37,384
NewStar Financial Inc.[a]	4,477	43,472
On Deck Capital Inc.[a,b]	7,620	43,434
PICO Holdings Inc.[a,b]	4,862	57,323
Tiptree Financial Inc.[b]	6,799	40,386
Voya Financial Inc.	43,444	1,252,056

		59,616,734
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.29%
Alaska Communications Systems Group Inc.[a]	11,294	19,426
AT&T Inc.	1,270,810	51,607,594
ATN International Inc.	2,220	144,389
CenturyLink Inc.	118,756	3,257,477
Cincinnati Bell Inc.[a]	42,863	174,881
Cogent Communications Holdings Inc.	8,395	309,020
Consolidated Communications Holdings Inc.	10,309	260,199

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Elephant Talk Communications Corp.[a]	27,659	$4,514
Fairpoint Communications Inc.[a]	903	13,572
Frontier Communications Corp.	283,041	1,177,451
Fusion Telecommunications International Inc.[a]	1,646	2,716
General Communication Inc. Class Aa,b	5,936	81,620
Globalstar Inc.[a,b]	55,697	67,393
Hawaiian Telcom Holdco Inc.[a]	2,197	49,191
IDT Corp. Class B	30	517
Inteliquent Inc.	6,845	110,478
Iridium Communications Inc.[a,b]	16,460	133,491
Level 3 Communications Inc.[a]	63,386	2,939,843
Lumos Networks Corp.[a]	4,662	65,268
One Horizon Group Inc.[a,b]	3,544	1,914
Ooma Inc.[a]	1,015	9,216
ORBCOMM Inc.[a]	13,374	137,083
Otelco Inc.[a]	811	3,390
pdvWireless Inc.[a,b]	2,137	48,937
SBA Communications Corp. Class Aa	26,113	2,928,834
Straight Path Communications Inc. Class Ba,b	1,988	50,913
Towerstream Corp.[a,b]	839	1,141
Verizon Communications Inc.	843,403	43,840,088
Vonage Holdings Corp.[a]	37,664	248,959
Windstream Holdings Inc.[b]	19,951	200,508
Zayo Group Holdings Inc.[a]	13,399	398,084

		108,288,107
ELECTRIC UTILITIES — 1.91%
ALLETE Inc.	9,546	569,133
Alliant Energy Corp.	46,702	1,789,154
American Electric Power Co. Inc.	101,922	6,544,412
Avangrid Inc.	11,508	480,804
Duke Energy Corp.	146,313	11,710,892
Edison International	67,078	4,846,385
El Paso Electric Co.	8,305	388,425
Empire District Electric Co. (The)	9,182	313,473
Entergy Corp.	36,848	2,827,347
Eversource Energy	65,276	3,536,654
Exelon Corp.	192,327	6,402,566
FirstEnergy Corp.	89,387	2,956,922
Genie Energy Ltd. Class B	3,660	21,594
Great Plains Energy Inc.	31,765	866,867

Security	Shares	Value
Hawaiian Electric Industries Inc.	22,218	$663,207
IDACORP Inc.	10,400	814,112
ITC Holdings Corp.	31,466	1,462,540
MGE Energy Inc.	7,147	403,877
NextEra Energy Inc.	97,163	11,884,978
OGE Energy Corp.	41,163	1,301,574
Otter Tail Corp.	7,947	274,887
PG&E Corp.	102,127	6,247,109
Pinnacle West Capital Corp.	22,911	1,741,007
PNM Resources Inc.	16,527	540,763
Portland General Electric Co.	18,355	781,739
PPL Corp.	139,458	4,821,063
Southern Co. (The)	202,652	10,396,048
Spark Energy Inc. Class A	1,387	40,403
Westar Energy Inc.	29,172	1,655,511
Xcel Energy Inc.	104,595	4,303,038

		90,586,484
ELECTRICAL EQUIPMENT — 0.58%
Active Power Inc.[a]	5,621	1,557
Acuity Brands Inc.	9,031	2,389,603
Allied Motion Technologies Inc.	1,237	23,392
American Electric Technologies Inc.[a]	1,947	4,420
American Superconductor Corp.[a,b]	2,594	18,184
AMETEK Inc.	48,013	2,294,061
AZZ Inc.	5,362	349,978
Babcock & Wilcox Enterprises Inc.[a]	10,836	178,794
Broadwind Energy Inc.[a]	3,678	16,183
Capstone Turbine Corp.[a]	3,583	4,909
Eaton Corp. PLC	94,344	6,199,344
Emerson Electric Co.	132,461	7,220,449
Encore Wire Corp.	4,384	161,200
Energous Corp.[a,b]	2,697	52,888
Energy Focus Inc.[a,b]	1,813	8,866
EnerSys	8,922	617,313
Enphase Energy Inc.[a,b]	5,690	6,714
Ensync Inc.[a,b]	12,257	11,522
Espey Manufacturing & Electronics Corp.	612	15,753
FuelCell Energy Inc.[a,b]	6,344	34,384
Generac Holdings Inc.[a,b]	13,553	491,974
General Cable Corp.	9,849	147,538
Hubbell Inc.	10,758	1,159,067
Ideal Power Inc.[a,b]	1,609	8,319
LSI Industries Inc.	5,037	56,565
Ocean Power Technologies Inc.[a]	295	2,077

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Orion Energy Systems Inc.[a]	5,970	$7,940
Pioneer Power Solutions Inc.[a]	1,113	6,645
Plug Power Inc.[a,b]	36,615	62,612
Powell Industries Inc.	1,830	73,291
Power Solutions International Inc.[a,b]	1,039	10,650
Preformed Line Products Co.	650	27,410
Real Goods Solar Inc. Class Aa	91	347
Regal Beloit Corp.	9,336	555,399
Revolution Lighting Technologies Inc.[a,b]	3,017	19,037
Rockwell Automation Inc.	26,801	3,278,834
Sensata Technologies Holding NVa,b	35,244	1,366,762
Servotronics Inc.	113	1,254
Solarcity Corp.[a,b]	13,612	266,251
Sunrun Inc.[a,b]	13,828	87,116
Thermon Group Holdings Inc.[a,b]	6,594	130,231
Ultralife Corp.[a]	2,111	8,655
Vicor Corp.[a]	3,227	37,433

		27,414,921
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.79%
ADDvantage Technologies Group Inc.[a]	1,092	1,911
Agilysys Inc.[a]	3,163	35,173
Amphenol Corp. Class A	63,412	4,116,707
Anixter International Inc.[a]	5,936	382,872
Applied DNA Sciences Inc.[a,b]	4,454	13,674
Arrow Electronics Inc.[a]	18,845	1,205,515
Avnet Inc.	26,555	1,090,348
AVX Corp.	9,604	132,439
Badger Meter Inc.	5,906	197,910
Belden Inc.	8,753	603,869
Benchmark Electronics Inc.[a]	10,312	257,284
CDW Corp./DE	30,431	1,391,610
ClearSign Combustion Corp.[a]	2,218	13,308
Cognex Corp.	17,460	922,936
Coherent Inc.[a]	4,092	452,330
Control4 Corp.[a]	3,698	45,411
Corning Inc.	219,412	5,189,094
CPS Technologies Corp.[a,b]	1,690	2,535
CTS Corp.	6,607	122,890
CUI Global Inc.[a,b]	4,145	24,165
Daktronics Inc.	7,858	74,965
Data I/O Corp.[a]	1,606	5,605
Digital Ally Inc.[a]	889	5,281

Security	Shares	Value
Dolby Laboratories Inc. Class A	10,352	$562,010
DTS Inc./CA	3,618	153,910
Dynasil Corp. of America[a]	2,963	2,933
Echelon Corp.[a]	759	4,061
Electro Scientific Industries Inc.[a]	5,650	31,866
Electro-Sensors Inc.[a]	222	764
eMagin Corp.[a]	4,637	12,010
ePlus Inc.[a]	1,154	108,949
Fabrinet[a]	6,341	282,745
FARO Technologies Inc.[a]	3,656	131,433
Fitbit Inc.[a,b]	26,173	388,407
FLIR Systems Inc.	28,367	891,291
Frequency Electronics Inc.[a]	1,606	16,879
Giga-Tronics Inc.[a,b]	905	824
ID Systems Inc.[a]	2,601	12,745
Identiv Inc.[a]	2,765	6,028
IEC Electronics Corp.[a]	2,113	10,079
II-VI Inc.[a]	10,684	259,942
Image Sensing Systems Inc.[a]	1,237	4,787
Ingram Micro Inc. Class A	30,343	1,082,031
Insight Enterprises Inc.[a]	7,587	246,957
Intellicheck Mobilisa Inc.[a,b]	1,758	3,024
IntriCon Corp.[a]	1,242	6,968
InvenSense Inc.[a,b]	16,296	120,916
IPG Photonics Corp.[a,b]	7,604	626,189
Iteris Inc.[a]	5,507	20,045
Itron Inc.[a]	6,585	367,180
Jabil Circuit Inc.	39,586	863,766
Kemet Corp.[a]	9,349	33,376
KEY Tronic Corp.[a]	2,047	15,250
Keysight Technologies Inc.[a]	34,963	1,107,977
Kimball Electronics Inc.[a]	4,516	62,592
Knowles Corp.[a]	17,992	252,788
LGL Group Inc. (The)[a]	257	1,079
LightPath Technologies Inc.[a]	2,715	4,941
Littelfuse Inc.	4,570	588,662
LRAD Corp.	6,609	12,359
Luna Innovations Inc.[a]	7,013	9,888
Maxwell Technologies Inc.[a,b]	6,552	33,808
Mesa Laboratories Inc.	704	80,509
Methode Electronics Inc.	7,762	271,437
Microvision Inc.[a]	10,275	14,179
MOCON Inc.	1,117	17,537
MTS Systems Corp.	3,534	162,670
NAPCO Security Technologies Inc.[a]	2,738	19,714

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
National Instruments Corp.	20,769	$589,840
Neonode Inc.[a]	8,479	9,666
NetList Inc.[a,b]	8,801	10,913
Novanta Inc.[a]	6,443	111,786
OSI Systems Inc.[a]	3,754	245,437
PAR Technology Corp.[a]	2,181	11,712
Park Electrochemical Corp.	4,056	70,453
PC Connection Inc.	3,749	99,049
PCM Inc.[a]	1,698	36,575
Perceptron Inc.[a,b]	1,961	13,178
Plexus Corp.[a]	6,801	318,151
RadiSys Corp.[a]	6,900	36,880
Research Frontiers Inc.[a]	3,941	10,207
RF Industries Ltd.	1,613	2,871
Richardson Electronics Ltd./U.S.	2,584	17,520
RMG Networks Holding Corp.[a]	2,556	2,249
Rofin-Sinar Technologies Inc.[a]	5,751	185,067
Rogers Corp.[a]	3,707	226,424
Sanmina Corp.[a]	13,919	396,274
ScanSource Inc.[a]	5,551	202,611
Schmitt Industries Inc.[a]	374	583
SigmaTron International Inc.[a]	1,077	5,859
Superconductor Technologies Inc.[a,b]	303	809
SYNNEX Corp.	5,932	676,901
Systemax Inc.[b]	2,135	16,909
Taitron Components Inc.	800	880
TE Connectivity Ltd.	73,512	4,732,703
Tech Data Corp.[a]	6,637	562,220
Trimble Navigation Ltd.[a]	51,707	1,476,752
TTM Technologies Inc.[a]	13,296	152,239
Uni-Pixel Inc.[a]	6,005	10,028
Universal Display Corp.[a,b]	8,811	489,099
Universal Security Instruments Inc.[a]	622	2,395
VeriFone Systems Inc.[a,b]	22,677	356,936
Vicon Industries Inc.[a]	1,188	842
Vishay Intertechnology Inc.	27,529	387,884
Vishay Precision Group Inc.[a]	2,655	42,560
Wayside Technology Group Inc.	830	14,716
Wireless Telecom Group Inc.[a]	3,603	5,909
Zebra Technologies Corp. Class Aa	10,750	748,307

		37,476,731
ENERGY EQUIPMENT & SERVICES — 1.13%
Archrock Inc.	14,998	196,174
Aspen Aerogels Inc.[a]	3,550	21,158
Atwood Oceanics Inc.[b]	14,196	123,363

Security	Shares	Value
Baker Hughes Inc.	90,190	$4,551,889
Basic Energy Services Inc.[a,b]	8,201	6,802
Bristow Group Inc.	12,216	171,268
CARBO Ceramics Inc.	4,438	48,552
Core Laboratories NV	9,238	1,037,705
Dawson Geophysical Co.[a]	4,610	35,174
Diamond Offshore Drilling Inc.	18,277	321,858
Dril-Quip Inc.[a]	7,807	435,162
Eco Stim Energy Solutions Inc.[a,b]	2,787	5,936
ENGlobal Corp.[a]	3,146	4,750
Ensco PLC Class A	81,947	696,549
Enservco Corp.[a,b]	5,117	2,968
Era Group Inc.[a]	3,884	31,266
Exterran Corp.[a]	7,330	114,934
Fairmount Santrol Holdings Inc.[a]	19,320	163,834
FMC Technologies Inc.[a]	46,644	1,383,927
Forbes Energy Services Ltd.[a,b]	2,067	296
Forum Energy Technologies Inc.[a,b]	13,761	273,293
Frank’s International NVb	7,055	91,715
Geospace Technologies Corp.[a,b]	2,977	57,992
Gulf Island Fabrication Inc.	2,799	25,751
Gulfmark Offshore Inc. Class Aa	4,392	7,379
Halliburton Co.	178,811	8,025,038
Helix Energy Solutions Group Inc.[a,b]	27,459	223,242
Helmerich & Payne Inc.[b]	22,289	1,500,050
Hornbeck Offshore Services Inc.[a,b]	7,071	38,890
Independence Contract Drilling Inc.[a]	5,331	27,988
ION Geophysical Corp.[a]	1,872	12,823
Matrix Service Co.[a]	5,541	103,949
McDermott International Inc.[a,b]	48,809	244,533
Mitcham Industries Inc.[a]	2,568	8,474
Nabors Industries Ltd.	71,389	868,090
National Oilwell Varco Inc.	82,869	3,044,607
Natural Gas Services Group Inc.[a]	17	418
Newpark Resources Inc.[a]	18,290	134,614
Noble Corp. PLC	62,343	395,255
Oceaneering International Inc.	22,160	609,622
Oil States International Inc.[a]	10,740	339,062
Parker Drilling Co.[a]	47,815	103,759
Patterson-UTI Energy Inc.	30,406	680,182
PHI Inc.[a]	147	2,683
PHI Inc. NVS[a,b]	1,305	23,712
Pioneer Energy Services Corp.[a]	13,387	54,083
Profire Energy Inc.[a,b]	6,392	7,990
RigNet Inc.[a]	2,673	40,416

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Rowan Companies PLC Class A	33,693	$510,786
RPC Inc.[a]	4,719	79,279
SAExploration Holdings Inc.[a]	15	123
Schlumberger Ltd.	289,735	22,784,760
SEACOR Holdings Inc.[a,b]	4,181	248,728
Superior Drilling Products Inc.[a,b]	1,754	1,658
Superior Energy Services Inc.	34,623	619,752
Synthesis Energy Systems Inc.[a]	15,154	18,336
Tesco Corp.[b]	9,573	78,116
TETRA Technologies Inc.[a]	18,707	114,300
Tidewater Inc.[b]	10,806	30,473
Transocean Ltd.[b]	80,519	858,333
U.S. Silica Holdings Inc.	12,998	605,187
Unit Corp.[a]	11,462	213,193
Weatherford International PLC[a,b]	209,226	1,175,850
Willbros Group Inc.[a]	8,904	16,740

		53,654,789
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.40%
Acadia Realty Trust	15,364	556,791
ACRE Realty Investors Inc.[a,b]	1,143	1,372
AG Mortgage Investment Trust Inc.	5,704	89,838
Agree Realty Corp.	5,567	275,232
Alexander’s Inc.	589	247,144
Alexandria Real Estate Equities Inc.[b]	15,936	1,733,359
Altisource Residential Corp.	11,345	123,661
American Assets Trust Inc.	7,443	322,877
American Campus Communities Inc.	27,029	1,374,965
American Capital Agency Corp.	63,840	1,247,434
American Farmland Co.	1,632	12,876
American Homes 4 Rent Class A	36,499	789,838
American Tower Corp.	88,014	9,974,627
Annaly Capital Management Inc.	210,227	2,207,383
Anworth Mortgage Asset Corp.[b]	20,460	100,663
Apartment Investment & Management Co. Class A	32,592	1,496,299
Apollo Commercial Real Estate Finance Inc.[b]	15,994	261,822
Apple Hospitality REIT Inc.[b]	32,273	597,373
Arbor Realty Trust Inc.	8,555	63,478
Ares Commercial Real Estate Corp.	5,806	73,156
Armada Hoffler Properties Inc.	6,863	91,964
ARMOUR Residential REIT Inc.	7,959	179,396
Ashford Hospitality Prime Inc.[b]	5,123	72,234
Ashford Hospitality Trust Inc.	16,479	97,061

Security	Shares	Value
AvalonBay Communities Inc.	28,460	$5,061,326
Blackstone Mortgage Trust Inc. Class Ab	21,035	619,481
Bluerock Residential Growth REIT Inc.	3,801	49,413
Boston Properties Inc.	31,877	4,344,516
Brandywine Realty Trust	36,192	565,319
Brixmor Property Group Inc.	50,934	1,415,456
BRT Realty Trust[a,b]	1,844	14,789
Camden Property Trust	18,124	1,517,704
Capstead Mortgage Corp.	19,348	182,452
Care Capital Properties Inc.	17,520	499,320
CareTrust REIT Inc.[b]	11,829	174,833
CatchMark Timber Trust Inc. Class Ab	7,834	91,579
CBL & Associates Properties Inc.[b]	31,803	386,088
Cedar Realty Trust Inc.	15,245	109,764
Chatham Lodging Trust	7,730	148,803
Cherry Hill Mortgage Investment Corp.[b]	1,265	21,644
Chesapeake Lodging Trust	12,186	279,059
Chimera Investment Corp.	39,863	635,815
CIM Commercial Trust Corp.	4,244	65,188
City Office REIT Inc.	4,523	57,578
Colony Capital Inc.	23,675	431,595
Colony Starwood Homes	8,346	239,530
Columbia Property Trust Inc.	25,593	573,027
Communications Sales & Leasing Inc.[a]	28,560	897,070
Community Healthcare Trust Inc.	2,536	55,589
CorEnergy Infrastructure Trust Inc.[b]	2,523	74,000
CoreSite Realty Corp.	6,971	516,133
Corporate Office Properties Trust	19,810	561,614
Corrections Corp. of America	24,220	335,931
Cousins Properties Inc.[b]	41,376	431,965
Crown Castle International Corp.	69,528	6,550,233
CubeSmart	36,864	1,004,913
CyrusOne Inc.[b]	14,385	684,294
CYS Investments Inc.	31,457	274,305
DCT Industrial Trust Inc.	18,793	912,400
DDR Corp.	63,002	1,098,125
DiamondRock Hospitality Co.	40,850	371,735
Digital Realty Trust Inc.[b]	29,589	2,873,684
Douglas Emmett Inc.	29,091	1,065,603
Duke Realty Corp.	71,225	1,946,579

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
DuPont Fabros Technology Inc.	15,515	$639,994
Dynex Capital Inc.	9,758	72,404
Easterly Government Properties Inc.[b]	4,671	89,123
EastGroup Properties Inc.	6,183	454,821
Education Realty Trust Inc.	14,965	645,590
Ellington Residential Mortgage REIT	1,287	16,705
Empire State Realty Trust Inc. Class A	24,919	522,053
EPR Properties	13,400	1,055,116
Equinix Inc.	14,449	5,205,252
Equity Commonwealth[a]	25,667	775,657
Equity Lifestyle Properties Inc.	16,822	1,298,322
Equity One Inc.	18,698	572,346
Equity Residential	75,426	4,852,155
Essex Property Trust Inc.	13,621	3,033,397
Extra Space Storage Inc.	27,644	2,195,210
Farmland Partners Inc.	2,531	28,347
Federal Realty Investment Trust	14,759	2,271,853
FelCor Lodging Trust Inc.	26,829	172,510
First Industrial Realty Trust Inc.	23,936	675,474
First Potomac Realty Trust	11,704	107,092
Five Oaks Investment Corp.	2,676	15,200
Forest City Realty Trust Inc.	660	15,253
Forest City Realty Trust Inc. Class A	45,338	1,048,668
Four Corners Property Trust Inc.	9,626	205,323
Franklin Street Properties Corp.	19,306	243,256
General Growth Properties Inc.	120,975	3,338,910
GEO Group Inc. (The)	15,434	367,021
Getty Realty Corp.	5,472	130,945
Gladstone Commercial Corp.	4,523	84,263
Gladstone Land Corp.	1,657	17,548
Global Net Lease Inc.	34,356	280,345
Global Self Storage Inc.	1,575	8,285
Government Properties Income Trust	5,487	124,116
Gramercy Property Trust	86,537	834,217
Great Ajax Corp.	3,526	48,130
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,063	188,432
HCP Inc.	96,463	3,660,771
Healthcare Realty Trust Inc.	23,196	790,056
Healthcare Trust of America Inc. Class A	28,032	914,404
Hersha Hospitality Trust[b]	9,412	169,604

Security	Shares	Value
Highwoods Properties Inc.	20,482	$1,067,522
Hospitality Properties Trust	24,605	731,261
Host Hotels & Resorts Inc.[b]	153,895	2,396,145
Hudson Pacific Properties Inc.	21,052	691,979
Independence Realty Trust Inc.	6,403	57,627
InfraREIT Inc.[a]	4,831	87,634
Invesco Mortgage Capital Inc.	24,018	365,794
Investors Real Estate Trust[b]	25,615	152,409
Iron Mountain Inc.	49,842	1,870,570
iStar Inc.[a,b]	16,022	171,916
Jernigan Capital Inc.	1,226	23,502
Kilroy Realty Corp.	19,367	1,343,101
Kimco Realty Corp.	86,310	2,498,674
Kite Realty Group Trust	17,498	485,045
Ladder Capital Corp.	10,707	141,761
Lamar Advertising Co. Class Ab	17,402	1,136,525
LaSalle Hotel Properties	23,459	559,966
Lexington Realty Trust	44,068	453,900
Liberty Property Trust	30,677	1,237,817
Life Storage Inc.	9,601	853,913
LTC Properties Inc.	8,112	421,743
Macerich Co. (The)	26,310	2,127,690
Mack-Cali Realty Corp.	19,022	517,779
Manhattan Bridge Capital Inc.	879	6,302
Medical Properties Trust Inc.	48,955	723,065
MFA Financial Inc.	76,604	572,998
Mid-America Apartment Communities Inc.[b]	15,511	1,457,879
Monmouth Real Estate Investment Corp.	13,871	197,939
Monogram Residential Trust Inc.	34,749	369,729
National Health Investors Inc.[b]	7,573	594,329
National Retail Properties Inc.	29,825	1,516,601
National Storage Affiliates Trust	5,616	117,599
New Residential Investment Corp.	50,895	702,860
New Senior Investment Group Inc.	17,490	201,835
New York Mortgage Trust Inc.[b]	22,304	134,270
New York REIT Inc.	34,105	312,061
Newcastle Investment Corp.	13,701	62,066
NexPoint Residential Trust Inc.	4,514	88,745
NorthStar Realty Europe Corp.	12,766	139,788
NorthStar Realty Finance Corp.	41,100	541,287
Omega Healthcare Investors Inc.[b]	37,883	1,342,952
One Liberty Properties Inc.	2,941	71,055
Orchid Island Capital Inc.	4,484	46,723

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Outfront Media Inc.[b]	28,661	$677,833
Owens Realty Mortgage Inc.	1,966	34,051
Paramount Group Inc.	34,785	570,126
Parkway Properties Inc./Md	17,793	302,659
Pebblebrook Hotel Trust[b]	14,977	398,388
Pennsylvania REIT[b]	14,106	324,861
PennyMac Mortgage Investment Trust[c]	13,765	214,459
Physicians Realty Trust[b]	27,418	590,584
Piedmont Office Realty Trust Inc. Class Ab	30,086	654,972
Pinnacle Entertainment Inc.	40,072	1,340,408
Post Properties Inc.	11,357	751,038
Potlatch Corp.	8,684	337,721
Power REIT[a,b]	239	1,948
Preferred Apartment Communities Inc.[b]	4,658	62,930
Prologis Inc.[b]	108,995	5,835,592
PS Business Parks Inc.	3,017	342,641
Public Storage	30,999	6,917,117
QTS Realty Trust Inc. Class A	9,478	500,912
RAIT Financial Trust	14,389	48,635
Ramco-Gershenson Properties Trust[b]	16,098	301,677
Rayonier Inc.	25,039	664,535
Realty Income Corp.[b]	53,416	3,575,133
Redwood Trust Inc.	16,170	228,967
Regency Centers Corp.[b]	20,785	1,610,630
Resource Capital Corp.	6,831	87,505
Retail Opportunity Investments Corp.	21,384	469,593
Retail Properties of America Inc. Class A	48,821	820,193
Rexford Industrial Realty Inc.	13,415	307,069
RLJ Lodging Trust	25,925	545,203
Ryman Hospitality Properties Inc.	10,934	526,581
Sabra Health Care REIT Inc.	13,636	343,354
Saul Centers Inc.	2,570	171,162
Select Income REIT	13,807	371,408
Senior Housing Properties Trust	41,471	941,806
Seritage Growth Properties Class Ab	3,126	158,426
Silver Bay Realty Trust Corp.	7,442	130,458
Simon Property Group Inc.	64,955	13,446,335
SL Green Realty Corp.[b]	20,955	2,265,235
Sotherly Hotels Inc.	2,594	13,644

Security	Shares	Value
Spirit Realty Capital Inc.	98,497	$1,312,965
STAG Industrial Inc.	14,124	346,179
Starwood Property Trust Inc.	49,877	1,123,230
STORE Capital Corp.	31,721	934,818
Summit Hotel Properties Inc.	18,387	241,973
Sun Communities Inc.	13,304	1,044,098
Sunstone Hotel Investors Inc.	44,989	575,409
Tanger Factory Outlet Centers Inc.	19,869	774,096
Taubman Centers Inc.	12,053	896,864
Terreno Realty Corp.	9,450	259,970
Tier REIT Inc.	9,601	148,239
Two Harbors Investment Corp.	72,041	614,510
UDR Inc.	55,463	1,996,113
UMH Properties Inc.	4,995	59,540
United Development Funding IVb	4,423	14,154
Universal Health Realty Income Trust	338	21,301
Urban Edge Properties	19,214	540,682
Urstadt Biddle Properties Inc. Class A	2,794	62,083
Ventas Inc.	72,907	5,149,421
VEREIT Inc.	207,386	2,150,593
Vornado Realty Trust	36,813	3,725,844
Washington Prime Group Inc.	38,205	472,978
Washington REIT	15,621	486,126
Weingarten Realty Investors	23,986	934,974
Welltower Inc.	74,541	5,573,431
Western Asset Mortgage Capital Corp.[b]	8,654	90,175
Weyerhaeuser Co.	153,896	4,915,438
Wheeler Real Estate Investment Trust Inc.	3,768	6,594
Whitestone REIT[b]	5,645	78,353
WP Carey Inc.	20,703	1,335,965
Xenia Hotels & Resorts Inc.	22,558	342,430
ZAIS Financial Corp.	1,719	24,805

		208,030,959
FOOD & STAPLES RETAILING — 1.88%
Andersons Inc. (The)	5,449	197,145
Casey’s General Stores Inc.	8,010	962,402
Chefs’ Warehouse Inc. (The)[a,b]	3,851	42,900
Costco Wholesale Corp.	90,327	13,775,771
CVS Health Corp.	220,475	19,620,070
Ingles Markets Inc. Class A	2,691	106,402
Kroger Co. (The)	196,429	5,830,013

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,907	$21,282
Performance Food Group Co.[a]	7,286	180,693
PriceSmart Inc.	4,171	349,363
Rite Aid Corp.[a]	215,585	1,657,849
Smart & Final Stores Inc.[a,b]	5,554	70,925
SpartanNash Co.	7,661	221,556
Sprouts Farmers Market Inc.[a]	29,381	606,718
SUPERVALU Inc.[a,b]	53,779	268,357
Sysco Corp.	107,747	5,280,680
United Natural Foods Inc.[a]	10,392	416,096
Village Super Market Inc. Class A	1,317	42,157
Wal-Mart Stores Inc.	315,459	22,750,903
Walgreens Boots Alliance Inc.	179,775	14,493,460
Weis Markets Inc.	2,611	138,383
Whole Foods Market Inc.	66,150	1,875,352

		88,908,477
FOOD PRODUCTS — 1.74%
Alico Inc.	649	17,432
Amplify Snack Brands Inc.[a,b]	6,107	98,933
Arcadia Biosciences Inc.[a,b]	2,117	4,065
Archer-Daniels-Midland Co.	120,789	5,093,672
B&G Foods Inc.	13,405	659,258
Blue Buffalo Pet Products Inc.[a]	15,345	364,597
Bridgford Foods Corp.[a]	641	8,282
Bunge Ltd.	29,013	1,718,440
Cal-Maine Foods Inc.[b]	6,395	246,463
Calavo Growers Inc.	3,009	196,879
Campbell Soup Co.	36,912	2,019,086
Coffee Holding Co. Inc.[a]	1,694	9,419
ConAgra Foods Inc.	89,865	4,233,540
Darling Ingredients Inc.[a]	34,235	462,515
Dean Foods Co.	19,069	312,732
Farmer Bros. Co.[a,b]	13	462
Flowers Foods Inc.	38,024	574,923
Fresh Del Monte Produce Inc.	6,791	406,781
Freshpet Inc.[a]	3,725	32,221
General Mills Inc.	122,345	7,815,398
Golden Enterprises Inc.	1,255	15,047
Hain Celestial Group Inc. (The)[a]	21,301	757,889
Hershey Co. (The)	28,898	2,762,649
Hormel Foods Corp.	55,619	2,109,629
Ingredion Inc.	13,996	1,862,308
Inventure Foods Inc.[a,b]	4,074	38,296
J&J Snack Foods Corp.	3,084	367,366

Security	Shares	Value
JM Smucker Co. (The)	24,631	$3,338,486
John B Sanfilippo & Son Inc.	1,790	91,881
Kellogg Co.	51,866	4,018,059
Kraft Heinz Co. (The)	124,028	11,101,746
Lancaster Colony Corp.	2,412	318,601
Landec Corp.[a]	5,596	75,042
Lifeway Foods Inc.[a]	1,104	18,702
Limoneira Co.[b]	2,572	48,611
McCormick & Co. Inc./MD	23,670	2,365,106
Mead Johnson Nutrition Co.	40,274	3,182,049
Mondelez International Inc. Class A	320,019	14,048,834
Omega Protein Corp.[a]	4,602	107,549
Pilgrim’s Pride Corp.	9,610	202,963
Pinnacle Foods Inc.	22,746	1,141,167
Post Holdings Inc.[a]	13,211	1,019,493
RiceBran Technologies[a,b]	1,779	2,402
Rocky Mountain Chocolate Factory Inc.	1,064	11,151
S&W Seed Co.[a,b]	2,821	14,387
Sanderson Farms Inc.	4,067	391,774
Seaboard Corp.[a]	49	168,560
Seneca Foods Corp. Class Aa	1,197	33,803
Seneca Foods Corp. Class Ba	117	4,282
Snyder’s-Lance Inc.	16,430	551,719
Tofutti Brands Inc.[a]	685	1,822
Tootsie Roll Industries Inc.[b]	3,755	138,297
TreeHouse Foods Inc.[a,b]	11,573	1,009,050
Tyson Foods Inc. Class A	61,860	4,619,086
WhiteWave Foods Co. (The)[a]	36,355	1,978,803

		82,191,707
GAS UTILITIES — 0.20%
Atmos Energy Corp.	21,022	1,565,508
Chesapeake Utilities Corp.	3,224	196,857
Delta Natural Gas Co. Inc.	1,597	38,088
Gas Natural Inc.	2,074	15,908
National Fuel Gas Co.	21,278	1,150,502
New Jersey Resources Corp.	17,625	579,158
Northwest Natural Gas Co.	5,625	338,119
ONE Gas Inc.	10,771	666,079
Piedmont Natural Gas Co. Inc.	16,856	1,012,034
RGC Resources Inc.	831	20,276
South Jersey Industries Inc.	16,171	477,853
Southwest Gas Corp.	9,735	680,087
Spire Inc.	9,432	601,196
UGI Corp.	35,514	1,606,653

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
WGL Holdings Inc.	10,350	$648,945

		9,597,263
HEALTH CARE EQUIPMENT & SUPPLIES — 2.83%
Abaxis Inc.	4,450	229,709
Abbott Laboratories	305,128	12,903,863
ABIOMED Inc.[a]	8,037	1,033,397
Accuray Inc.[a,b]	16,374	104,302
Aethlon Medical Inc.[a]	1,318	6,577
Akers Biosciences Inc.[a]	680	2,210
Alere Inc.[a]	17,752	767,596
Align Technology Inc.[a]	15,011	1,407,281
Alliqua BioMedical Inc.[a,b]	4,976	3,881
Alphatec Holdings Inc.[a]	1,117	10,500
Amedica Corp.[a,b]	2,161	2,008
Analogic Corp.	2,601	230,449
AngioDynamics Inc.[a]	5,557	97,470
Anika Therapeutics Inc.[a,b]	2,997	143,406
Antares Pharma Inc.[a]	30,001	50,402
Atossa Genetics Inc.[a]	639	1,355
AtriCure Inc.[a,b]	5,592	88,465
Atrion Corp.	276	117,742
Avinger Inc.[a]	1,085	5,175
AxoGen Inc.[a]	4,918	44,410
Baxter International Inc.	101,252	4,819,595
Becton Dickinson and Co.	44,764	8,045,434
Biolase Inc.[a]	9,813	17,173
BioLife Solutions Inc.[a]	1,986	3,654
Boston Scientific Corp.[a]	279,413	6,650,029
Bovie Medical Corp.[a,b]	5,548	28,905
Cantel Medical Corp.	7,388	576,116
Capnia Inc.[a,b]	1,024	983
Cardiovascular Systems Inc.[a,b]	6,013	142,749
CAS Medical Systems Inc.[a]	5,441	9,304
Cerus Corp.[a,b]	21,567	133,931
Cesca Therapeutics Inc.[a]	272	1,066
Chembio Diagnostics Inc.[a,b]	1,793	13,214
Cogentix Medical Inc.[a]	5,630	10,247
ConforMIS Inc.[a,b]	1,957	19,413
CONMED Corp.	5,376	215,363
Cooper Companies Inc. (The)	9,978	1,788,656
Corindus Vascular Robotics Inc.[a,b]	17,448	19,367
CR Bard Inc.	15,105	3,387,749
CryoLife Inc.	5,067	89,027
Cryoport Inc.[a,b]	2,880	5,674
Cutera Inc.[a]	2,815	33,555

Security	Shares	Value
Cynosure Inc. Class Aa,b	4,923	$250,778
CytoSorbents Corp.[a]	3,600	23,040
Danaher Corp.	127,182	9,969,797
Daxor Corp.	131	1,031
Delcath Systems Inc.[a,b]	264	652
DENTSPLY SIRONA Inc.	48,290	2,869,875
Derma Sciences Inc.[a]	5,662	26,442
DexCom Inc.[a,b]	17,137	1,502,229
Dextera Surgical Inc.[a,b]	2,954	5,583
Edwards Lifesciences Corp.[a]	43,730	5,272,089
Electromed Inc.[a,b]	1,064	4,841
EndoChoice Holdings Inc.[a]	1,653	13,191
Endologix Inc.[a,b]	14,700	188,160
Entellus Medical Inc.[a,b]	1,250	27,725
EnteroMedics Inc.[a]	1,231	166
ERBA Diagnostics Inc.[a]	4,003	2,002
Escalon Medical Corp.[a]	1,639	1,098
Exactech Inc.[a]	2,085	56,358
Fonar Corp.[a]	1,239	25,449
GenMark Diagnostics Inc.[a,b]	8,770	103,486
Glaukos Corp.[a]	1,247	47,062
Globus Medical Inc. Class Aa,b	14,951	337,444
Great Basin Scientific Inc.[a,b]	8	19
Haemonetics Corp.[a]	10,320	373,687
Halyard Health Inc.[a]	9,736	337,450
Hill-Rom Holdings Inc.	11,699	725,104
Hologic Inc.[a]	51,927	2,016,325
ICU Medical Inc.[a]	3,034	383,437
IDEXX Laboratories Inc.[a]	20,343	2,293,266
Inogen Inc.[a,b]	3,173	190,063
InspireMD Inc.[a]	1,238	99
Insulet Corp.[a]	11,861	485,589
Integer Holdings Corp.[a]	5,453	118,276
Integra LifeSciences Holdings Corp.[a]	6,090	502,730
Intuitive Surgical Inc.[a]	7,846	5,687,016
Invacare Corp.	5,957	66,540
InVivo Therapeutics Holdings Corp.[a,b]	5,535	37,638
Invuity Inc.[a,b]	832	11,415
iRadimed Corp.[a,b]	1,010	17,160
IRIDEX Corp.[a,b]	1,705	24,705
K2M Group Holdings Inc.[a,b]	4,968	88,331
Kewaunee Scientific Corp.	262	6,241
Lantheus Holdings Inc.[a]	2,820	23,350

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
LeMaitre Vascular Inc.	2,649	$52,556
LivaNova PLC[a]	8,934	537,023
Masimo Corp.[a]	9,055	538,682
Medovex Corp.[a]	3,019	4,317
Medtronic PLC	289,616	25,022,822
Meridian Bioscience Inc.	8,496	163,888
Merit Medical Systems Inc.[a]	8,893	216,011
MGC Diagnostics Corp.[a]	794	5,479
Milestone Scientific Inc.[a,b]	2,615	5,648
Misonix Inc.[a,b]	1,201	6,365
Natus Medical Inc.[a]	6,742	264,893
Neogen Corp.[a,b]	10,924	611,089
NeuroMetrix Inc.[a]	864	1,331
Nevro Corp.[a,b]	4,031	420,796
NuVasive Inc.[a]	10,330	688,598
Nuvectra Corp.[a]	1,729	11,965
NxStage Medical Inc.[a,b]	12,254	306,227
OraSure Technologies Inc.[a,b]	11,511	91,743
Orthofix International NVa	3,829	163,766
Penumbra Inc.[a]	4,322	328,429
PhotoMedex Inc.[a]	546	704
Presbia PLC[a]	764	3,591
Pro-Dex Inc.[a]	613	2,716
Quidel Corp.[a,b]	5,860	129,447
ResMed Inc.	28,874	1,870,746
Retractable Technologies Inc.[a]	2,668	7,070
Rockwell Medical Inc.[a,b]	12,836	86,001
Roka Bioscience Inc.[a,b]	1,069	743
RTI Surgical Inc.[a]	12,205	38,202
SeaSpine Holdings Corp.[a]	1,864	18,845
Second Sight Medical Products Inc.[a,b]	3,172	11,165
Senseonics Holdings Inc.[a,b]	2,929	11,423
Sientra Inc.[a,b]	2,008	18,052
Skyline Medical Inc.[a,b]	1,182	195
Span-America Medical Systems Inc.	598	11,183
Spectranetics Corp. (The)[a,b]	8,681	217,806
St. Jude Medical Inc.	58,763	4,686,937
STAAR Surgical Co.[a,b]	5,825	54,755
STERIS PLC	17,980	1,314,338
Strata Skin Sciences Inc.[a]	3,710	1,892
Stryker Corp.	64,909	7,556,057
Sunshine Heart Inc.[a,b]	4,549	2,593
SurModics Inc.[a]	2,703	81,333
Tandem Diabetes Care Inc.[a,b]	4,045	30,985

Security	Shares	Value
TearLab Corp.[a]	6,732	$4,376
Teleflex Inc.	8,964	1,506,400
TransEnterix Inc.[a,b]	12,547	21,204
Unilife Corp.[a,b]	2,744	5,762
Utah Medical Products Inc.	754	45,089
Varian Medical Systems Inc.[a,b]	19,630	1,953,774
Vascular Solutions Inc.[a]	3,644	175,750
Veracyte Inc.[a]	3,028	23,043
Vermillion Inc.[a]	5,034	6,544
ViewRay Inc.[a,b]	2,667	12,055
VolitionRx Ltd.[a]	2,607	13,817
West Pharmaceutical Services Inc.	15,028	1,119,586
Wright Medical Group NVa,b	21,303	522,563
Xtant Medical Holdings Inc.[a]	1,224	1,383
Zeltiq Aesthetics Inc.[a,b]	6,884	269,990
Zimmer Biomet Holdings Inc.	41,744	5,427,555
Zosano Pharma Corp.[a]	1,831	1,392

		134,087,031
HEALTH CARE PROVIDERS & SERVICES — 2.49%
AAC Holdings Inc.[a,b]	1,749	30,415
Acadia Healthcare Co. Inc.[a,b]	15,510	768,520
Aceto Corp.	5,920	112,421
Adcare Health Systems Inc.	3,725	7,822
Addus HomeCare Corp.[a]	1,271	33,249
Adeptus Health Inc. Class Aa,b	2,695	116,020
Aetna Inc.	72,353	8,353,154
Air Methods Corp.[a,b]	7,399	232,994
Alliance HealthCare Services Inc.[a]	2,152	14,763
Almost Family Inc.[a]	1,759	64,678
Amedisys Inc.[a]	5,748	272,685
American Renal Associates Holdings Inc.[a,b]	1,739	31,772
American Shared Hospital Services[a]	709	2,198
AmerisourceBergen Corp.	37,990	3,068,832
AMN Healthcare Services Inc.[a]	9,893	315,290
Amsurg Corp.[a]	11,308	758,201
Anthem Inc.	54,247	6,797,692
BioScrip Inc.[a]	21,814	63,042
BioTelemetry Inc.[a]	5,680	105,478
Brookdale Senior Living Inc.[a]	47,393	827,008
Capital Senior Living Corp.[a]	5,704	95,827
Cardinal Health Inc.	65,897	5,120,197
Centene Corp.[a]	35,056	2,347,350
Chemed Corp.	3,482	491,206
Cigna Corp.	53,797	7,010,825

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Civitas Solutions Inc.[a,b]	3,714	$67,818
Community Health Systems Inc.[a,b]	45,444	524,424
CorVel Corp.[a]	2,038	78,259
Cross Country Healthcare Inc.[a]	6,736	79,350
DaVita Inc.[a]	35,446	2,341,917
Digirad Corp.	4,093	20,874
Diplomat Pharmacy Inc.[a,b]	7,410	207,554
Diversicare Healthcare Services Inc.	1,030	10,125
Ensign Group Inc. (The)	9,703	195,321
Envision Healthcare Holdings Inc.[a]	41,310	919,974
Express Scripts Holding Co.[a]	132,517	9,346,424
Five Star Quality Care Inc.[a]	9,530	18,202
Genesis Healthcare Inc.[a]	5,068	13,532
HCA Holdings Inc.[a]	62,631	4,736,783
HealthEquity Inc.[a]	7,386	279,560
HealthSouth Corp.	18,888	766,286
Healthways Inc.[a]	6,511	172,281
Henry Schein Inc.[a,b]	16,924	2,758,274
Hooper Holmes Inc.[a]	778	965
Humana Inc.	31,246	5,527,105
InfuSystems Holdings Inc.[a]	3,694	10,085
Interpace Diagnostics Group Inc.[a]	2,187	346
Joint Corp. (The)[a,b]	1,681	4,034
Kindred Healthcare Inc.	22,877	233,803
Laboratory Corp. of America Holdings[a]	21,407	2,943,034
Landauer Inc.	1,956	87,003
LHC Group Inc.[a]	2,669	98,433
LifePoint Health Inc.[a,b]	8,956	530,464
Magellan Health Inc.[a]	3,365	180,801
McKesson Corp.	46,671	7,782,389
MEDNAX Inc.[a]	19,107	1,265,839
Molina Healthcare Inc.[a]	8,655	504,760
National Healthcare Corp.	2,312	152,569
National Research Corp. Class A	1,864	30,365
National Research Corp. Class B	194	6,693
Owens & Minor Inc.	13,012	451,907
Patterson Companies Inc.	17,278	793,751
PharMerica Corp.[a,b]	6,482	181,950
Premier Inc.[a,b]	9,495	307,068
Providence Service Corp. (The)[a]	2,625	127,654
Psychemedics Corp.	1,088	21,586
Quest Diagnostics Inc.	29,224	2,473,227
Quorum Health Corp.[a]	6,094	38,209
RadNet Inc.[a]	6,601	48,847

Security	Shares	Value
Select Medical Holdings Corp.[a]	21,228	$286,578
Sharps Compliance Corp.[a]	2,525	10,933
Surgery Partners Inc.[a,b]	2,999	60,700
Surgical Care Affiliates Inc.[a]	5,549	270,569
Team Health Holdings Inc.[a,b]	15,272	497,256
Teladoc Inc.[a,b]	2,917	53,410
Tenet Healthcare Corp.[a,b]	26,778	606,789
Triple-S Management Corp. Class Ba	4,868	106,755
U.S. Physical Therapy Inc.	2,601	163,083
UnitedHealth Group Inc.	198,809	27,833,260
Universal American Corp.	11,403	87,233
Universal Health Services Inc. Class B	18,598	2,291,646
USMD Holdings Inc.[a]	268	6,068
VCA Inc.[a]	16,682	1,167,406
WellCare Health Plans Inc.[a]	9,141	1,070,320

		117,893,490
HEALTH CARE TECHNOLOGY — 0.19%
Allscripts Healthcare Solutions Inc.[a]	38,335	504,872
Arrhythmia Research Technology Inc.[a]	620	2,598
athenahealth Inc.[a,b]	8,012	1,010,473
Castlight Health Inc.[a]	8,504	35,377
Cerner Corp.[a,b]	61,891	3,821,769
Computer Programs & Systems Inc.	2,070	53,944
Connecture Inc.[a]	1,617	3,040
Evolent Health Inc.[a]	2,580	63,520
HealthStream Inc.[a]	4,933	136,151
HMS Holdings Corp.[a]	17,399	385,736
HTG Molecular Diagnostics Inc.[a]	1,081	2,508
Icad Inc.[a]	2,755	14,326
IMS Health Holdings Inc.[a]	30,415	953,206
Inovalon Holdings Inc.[a,b]	13,790	202,851
Medidata Solutions Inc.[a]	11,673	650,886
Omnicell Inc.[a]	7,361	281,926
Press Ganey Holdings Inc.[a]	1,861	75,184
Quality Systems Inc.	8,927	101,054
Simulations Plus Inc.	2,053	18,107
Streamline Health Solutions Inc.[a]	4,725	8,694
Veeva Systems Inc.[a,b]	19,895	821,266
Vocera Communications Inc.[a]	4,914	83,047

		9,230,535

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.97%
Aramark	46,940	$1,785,128
Ark Restaurants Corp.	295	6,699
Belmond Ltd.[a]	17,978	228,500
Biglari Holdings Inc.[a]	199	86,768
BJ’s Restaurants Inc.[a]	4,070	144,689
Bloomin’ Brands Inc.	23,987	413,536
Bob Evans Farms Inc./DE	4,107	157,298
Bojangles’ Inc.[a]	1,706	27,228
Bowl America Inc.	686	9,878
Boyd Gaming Corp.[a,b]	16,883	333,946
Bravo Brio Restaurant Group Inc.[a]	2,994	14,311
Brinker International Inc.[b]	11,556	582,769
Buffalo Wild Wings Inc.[a,b]	3,853	542,271
Caesars Entertainment Corp.[a,b]	8,649	64,435
Canterbury Park Holding Corp.	598	6,279
Carnival Corp.	92,087	4,495,687
Carrols Restaurant Group Inc.[a,b]	6,868	90,726
Century Casinos Inc.[a]	4,462	30,832
Chanticleer Holdings Inc.[a,b]	6,436	3,540
Cheesecake Factory Inc. (The)	9,317	466,409
Chipotle Mexican Grill Inc.[a,b]	6,261	2,651,534
Choice Hotels International Inc.	7,338	330,797
Churchill Downs Inc.	2,497	365,436
Chuy’s Holdings Inc.[a]	3,537	98,824
ClubCorp Holdings Inc.	13,242	191,612
Cosi Inc.[a,b]	11,328	810
Cracker Barrel Old Country Store Inc.	4,938	652,902
Darden Restaurants Inc.	23,446	1,437,709
Dave & Buster’s Entertainment Inc.[a]	5,461	213,962
Del Frisco’s Restaurant Group Inc.[a]	4,856	65,410
Del Taco Restaurants Inc.[a]	5,481	65,334
Denny’s Corp.[a]	16,418	175,508
DineEquity Inc.	3,547	280,887
Diversified Restaurant Holdings Inc.[a]	2,753	3,194
Domino’s Pizza Inc.	10,293	1,562,992
Dover Downs Gaming & Entertainment Inc.[a]	3,532	3,885
Dover Motorsports Inc.	3,572	8,823
Dunkin’ Brands Group Inc.	18,915	985,093
El Pollo Loco Holdings Inc.[a,b]	4,138	52,097
Eldorado Resorts Inc.[a]	4,608	64,789
Empire Resorts Inc.[a,b]	635	12,852
Extended Stay America Inc.	14,408	204,594

Security	Shares	Value
Famous Dave’s of America Inc.[a]	1,265	$6,932
Fiesta Restaurant Group Inc.[a]	5,540	132,960
Flanigan’s Enterprises Inc.	198	4,653
Fogo De Chao Inc.[a,b]	1,045	11,046
Full House Resorts Inc.[a]	3,851	6,893
Gaming Partners International Corp.[a]	825	8,745
Golden Entertainment Inc.	1,841	22,957
Good Times Restaurants Inc.[a,b]	2,530	8,678
Habit Restaurants Inc. (The)[a]	2,525	35,350
Hilton Worldwide Holdings Inc.	113,939	2,612,621
Hyatt Hotels Corp. Class Aa,b	5,111	251,563
Ignite Restaurant Group Inc.[a]	1,663	1,098
International Speedway Corp. Class A	5,533	184,913
Interval Leisure Group Inc.	23,043	395,648
Intrawest Resorts Holdings Inc.[a]	2,961	48,027
Isle of Capri Casinos Inc.[a]	4,853	108,125
J Alexander’s Holdings Inc.[a]	3,064	31,038
Jack in the Box Inc.	6,751	647,691
Jamba Inc.[a,b]	3,545	38,711
Kona Grill Inc.[a,b]	2,055	25,831
La Quinta Holdings Inc.[a]	17,457	195,169
Las Vegas Sands Corp.	75,202	4,327,123
Lindblad Expeditions Holdings Inc.[a]	3,747	33,723
Luby’s Inc.[a]	4,434	19,022
Marcus Corp. (The)	3,850	96,404
Marriott International Inc./MD Class A	66,729	4,492,864
Marriott Vacations Worldwide Corp.	5,128	375,985
McDonald’s Corp.	176,463	20,356,772
MGM Resorts International[a]	102,001	2,655,086
Monarch Casino & Resort Inc.[a]	2,105	52,983
Morgans Hotel Group Co.[a]	6,500	13,130
Nathan’s Famous Inc.[a]	709	37,254
Nevada Gold & Casinos Inc.[a,b]	2,955	5,289
Noodles & Co.[a,b]	4,124	19,630
Norwegian Cruise Line Holdings Ltd.[a,b]	32,274	1,216,730
ONE Group Hospitality Inc. (The)[a,b]	3,119	7,798
Panera Bread Co. Class Aa,b	4,676	910,511
Papa John’s International Inc.[b]	5,817	458,670
Papa Murphy’s Holdings Inc.[a,b]	2,026	13,068
Peak Resorts Inc.	2,541	12,934
Penn National Gaming Inc.[a]	15,337	208,123

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Pinnacle Entertainment Inc.[a,b]	12,767	$157,545
Planet Fitness Inc. Class Aa,b	5,325	106,873
Popeyes Louisiana Kitchen Inc.[a]	4,596	244,231
Potbelly Corp.[a,b]	4,941	61,417
Rave Restaurant Group Inc.[a,b]	1,656	5,001
RCI Hospitality Holdings Inc.	2,039	23,510
Red Lion Hotels Corp.[a]	4,049	33,769
Red Robin Gourmet Burgers Inc.[a]	2,799	125,787
Red Rock Resorts Inc. Class A	5,742	135,454
Royal Caribbean Cruises Ltd.	35,118	2,632,094
Ruby Tuesday Inc.[a]	12,696	31,740
Ruth’s Hospitality Group Inc.	7,010	98,981
Scientific Games Corp. Class Aa	10,244	115,450
SeaWorld Entertainment Inc.[b]	13,569	182,910
Shake Shack Inc. Class Aa,b	1,053	36,508
Six Flags Entertainment Corp.	17,788	953,615
Sonic Corp.	10,197	266,957
Speedway Motorsports Inc.	2,211	39,488
Starbucks Corp.	301,871	16,343,296
Texas Roadhouse Inc.	13,009	507,741
Town Sports International Holdings Inc.[a]	5,611	17,338
Vail Resorts Inc.	7,503	1,177,071
Wendy’s Co. (The)	44,276	478,181
Wingstop Inc.	3,746	109,758
Wyndham Worldwide Corp.	23,061	1,552,697
Wynn Resorts Ltd.	16,826	1,639,189
Yum! Brands Inc.	76,607	6,956,682
Zoe’s Kitchen Inc.[a,b]	3,899	86,519

		93,131,523
HOUSEHOLD DURABLES — 0.59%
Bassett Furniture Industries Inc.	2,045	47,546
Beazer Homes USA Inc.[a,b]	5,477	63,862
CalAtlantic Group Inc.	15,449	516,615
Cavco Industries Inc.[a]	1,755	173,833
Century Communities Inc.[a,b]	2,941	63,261
Comstock Holding Companies Inc.[a]	285	527
CSS Industries Inc.	1,825	46,683
CTI Industries Corp.[a]	230	1,426
Dixie Group Inc. (The)[a]	3,014	15,070
DR Horton Inc.	67,995	2,053,449
Emerson Radio Corp.[a]	3,908	3,986
Ethan Allen Interiors Inc.[b]	5,475	171,203
Flexsteel Industries Inc.	13	672
Garmin Ltd.	23,323	1,122,070

Security	Shares	Value
GoPro Inc. Class Aa,b	20,440	$340,939
Green Brick Partners Inc.[a,b]	5,558	45,909
Harman International Industries Inc.	14,636	1,236,010
Helen of Troy Ltd.[a]	5,716	492,548
Hooker Furniture Corp.	2,617	64,090
Hovnanian Enterprises Inc. Class Aa,b	25,705	43,441
Installed Building Products Inc.[a]	3,534	126,765
iRobot Corp.[a,b]	5,854	257,459
KB Home[b]	17,513	282,310
La-Z-Boy Inc.	10,267	252,158
Leggett & Platt Inc.	27,626	1,259,193
Lennar Corp. Class A	37,698	1,596,133
Lennar Corp. Class B	2,013	67,576
LGI Homes Inc.[a,b]	3,249	119,693
Libbey Inc.	4,494	80,218
Lifetime Brands Inc.	2,211	29,760
Live Ventures Inc.[a,b]	2,989	5,709
M/I Homes Inc.[a]	4,974	117,237
MDC Holdings Inc.	8,326	214,811
Meritage Homes Corp.[a]	7,550	261,985
Mohawk Industries Inc.[a]	13,134	2,631,266
NACCO Industries Inc. Class A	14	951
New Home Co. Inc. (The)[a]	2,759	29,439
Newell Brands Inc.	99,319	5,230,139
Nova Lifestyle Inc.[a,b]	3,916	14,215
NVR Inc.[a]	734	1,203,665
P&F Industries Inc. Class A	689	5,726
PulteGroup Inc.	65,109	1,304,784
Skullcandy Inc.[a]	3,532	22,393
Skyline Corp.[a]	2,019	27,640
Stanley Furniture Co. Inc.	3,570	6,390
Taylor Morrison Home Corp. Class Aa,b	6,811	119,874
Tempur Sealy International Inc.[a,b]	12,605	715,208
Toll Brothers Inc.[a]	31,583	943,068
TopBuild Corp.[a]	8,273	274,664
TRI Pointe Group Inc.[a]	30,611	403,453
Tupperware Brands Corp.	10,456	683,509
Turtle Beach Corp.[a]	3,646	4,776
UCP Inc. Class Aa	1,720	15,153
Universal Electronics Inc.[a]	1,748	130,156
Vuzix Corp.[a,b]	2,771	24,551
WCI Communities Inc.[a]	3,828	90,800
Whirlpool Corp.	15,600	2,529,696
William Lyon Homes Class Aa,b	3,845	71,325

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
ZAGG Inc.[a]	5,875	$47,587

		27,704,575
HOUSEHOLD PRODUCTS — 1.71%
Central Garden & Pet Co.[a,b]	2,060	53,560
Central Garden & Pet Co. Class Aa	4,920	122,016
Church & Dwight Co. Inc.	54,332	2,603,589
Clorox Co. (The)	26,642	3,335,045
Colgate-Palmolive Co.	186,468	13,824,737
Energizer Holdings Inc.	12,828	640,887
HRG Group Inc.[a]	24,904	390,993
Kimberly-Clark Corp.	74,247	9,365,517
Ocean Bio-Chem Inc.	728	2,053
Oil-Dri Corp. of America	1,053	39,635
Orchids Paper Products Co.	1,894	51,574
Procter & Gamble Co. (The)[b]	549,851	49,349,127
Spectrum Brands Holdings Inc.	5,675	781,391
WD-40 Co.	2,026	227,783

		80,787,907
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	135,768	1,744,619
American DG Energy Inc.[a]	5,797	1,522
Calpine Corp.[a]	76,477	966,669
Dynegy Inc.[a,b]	31,622	391,797
NRG Energy Inc.	83,240	933,120
NRG Yield Inc. Class A	7,008	114,371
NRG Yield Inc. Class C	12,673	214,934
Ormat Technologies Inc.	7,228	349,908
Pattern Energy Group Inc.	12,807	288,029
Talen Energy Corp.[a]	19,365	268,205
TerraForm Global Inc. Class A	10,217	41,992
TerraForm Power Inc.	15,543	216,203
U.S. Geothermal Inc.[a,b]	24,712	17,896
Vivint Solar Inc.[a,b]	4,047	12,789

		5,562,054
INDUSTRIAL CONGLOMERATES — 2.13%
3M Co.	125,757	22,162,156
Carlisle Companies Inc.	13,263	1,360,386
General Electric Co.	1,855,918	54,972,291
Honeywell International Inc.	158,761	18,509,945
Raven Industries Inc.	7,604	175,120
Roper Technologies Inc.	20,855	3,805,412

		100,985,310

Security	Shares	Value
INSURANCE — 2.90%
1347 Property Insurance Holdings Inc.[a]	1,130	$7,108
Aflac Inc.	84,474	6,071,146
Alleghany Corp.[a]	2,644	1,388,153
Allied World Assurance Co. Holdings AG	19,038	769,516
Allstate Corp. (The)	78,898	5,458,164
American Equity Investment Life Holding Co.	10,757	190,722
American Financial Group Inc./OH	14,945	1,120,875
American International Group Inc.	215,139	12,766,348
American National Insurance Co.	1,904	232,212
AMERISAFE Inc.	4,333	254,694
AmTrust Financial Services Inc.	16,857	452,273
Aon PLC	54,608	6,142,854
Arch Capital Group Ltd.[a]	25,709	2,037,695
Argo Group International Holdings Ltd.	6,916	390,201
Arthur J Gallagher & Co.	36,397	1,851,515
Aspen Insurance Holdings Ltd.	13,300	619,647
Assurant Inc.	13,005	1,199,711
Assured Guaranty Ltd.	28,517	791,347
Atlantic American Corp.	749	2,442
Atlas Financial Holdings Inc.[a]	2,084	32,865
Axis Capital Holdings Ltd.	19,971	1,085,024
Baldwin & Lyons Inc. Class A	175	4,200
Baldwin & Lyons Inc. Class B	1,775	45,493
Blue Capital Reinsurance Holdings Ltd.	1,177	21,563
Brown & Brown Inc.	23,764	896,140
Chubb Ltd.	96,038	12,067,175
Cincinnati Financial Corp.	30,803	2,323,162
Citizens Inc./TXa,b	9,480	88,733
CNA Financial Corp.	5,593	192,455
CNO Financial Group Inc.	37,024	565,356
Conifer Holdings Inc.[a]	833	6,939
Crawford & Co. Class A	3,671	32,855
Crawford & Co. Class B	2,598	29,487
Donegal Group Inc. Class A	1,641	26,436
eHealth Inc.[a]	3,606	40,423
EMC Insurance Group Inc.	1,730	46,589
Employers Holdings Inc.	5,208	155,355
Endurance Specialty Holdings Ltd.	13,544	886,455
Enstar Group Ltd.[a]	2,555	420,221

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Erie Indemnity Co. Class A	1,241	$126,669
Everest Re Group Ltd.	7,461	1,417,366
FBL Financial Group Inc. Class A	14	896
Federated National Holding Co.	2,697	50,407
Fidelity & Guaranty Life[b]	2,158	50,044
First Acceptance Corp.[a]	3,874	3,913
First American Financial Corp.	22,940	901,083
FNF Group	56,235	2,075,634
Genworth Financial Inc. Class Aa	90,080	446,797
Global Indemnity PLC[a]	1,840	54,648
Greenlight Capital Re Ltd. Class Aa	6,397	130,755
Hallmark Financial Services Inc.[a]	2,976	30,623
Hanover Insurance Group Inc. (The)	9,149	690,018
Hartford Financial Services Group Inc. (The)	82,834	3,546,952
HCI Group Inc.	1,863	56,561
Health Insurance Innovations Inc.[a]	1,751	9,193
Heritage Insurance Holdings Inc.	5,083	73,246
Horace Mann Educators Corp.	8,363	306,504
Independence Holding Co.	1,642	28,210
Infinity Property & Casualty Corp.	1,950	161,128
Investors Title Co.	321	31,939
James River Group Holdings Ltd.	3,128	113,234
Kemper Corp.[b]	10,171	399,924
Kingstone Companies Inc.	1,135	10,476
Lincoln National Corp.	49,825	2,340,778
Loews Corp.	57,841	2,380,157
Maiden Holdings Ltd.	11,494	145,859
Markel Corp.[a]	2,936	2,726,869
Marsh & McLennan Companies Inc.	107,291	7,215,320
MBIA Inc.[a,b]	27,549	214,607
Mercury General Corp.	954	52,327
MetLife Inc.	231,084	10,267,062
National General Holdings Corp.	12,073	268,504
National Interstate Corp.	1,608	52,308
National Security Group Inc. (The)	249	4,432
National Western Life Group Inc.	423	86,871
Navigators Group Inc. (The)	3,448	334,180
Old Republic International Corp.	51,944	915,253
OneBeacon Insurance Group Ltd. Class A	4,842	69,144
Patriot National Inc.[a,b]	1,993	17,957
Primerica Inc.[b]	8,749	463,959
Principal Financial Group Inc.	55,871	2,877,915
ProAssurance Corp.	11,158	585,572

Security	Shares	Value
Progressive Corp. (The)	121,778	$3,836,007
Prudential Financial Inc.	92,744	7,572,548
Reinsurance Group of America Inc.	15,147	1,634,967
RenaissanceRe Holdings Ltd.	7,067	849,171
RLI Corp.	6,294	430,258
Safety Insurance Group Inc.	2,690	180,822
Selective Insurance Group Inc.	8,536	340,245
State Auto Financial Corp.	3,057	72,787
State National Companies Inc.	6,494	72,213
Stewart Information Services Corp.	4,201	186,734
Third Point Reinsurance Ltd.[a]	12,559	150,708
Torchmark Corp.	23,196	1,481,992
Travelers Companies Inc. (The)	60,537	6,934,513
Trupanion Inc.[a,b]	2,925	49,432
Unico American Corp.[a]	619	7,026
United Fire Group Inc.	4,702	198,989
United Insurance Holdings Corp.	3,731	63,352
Universal Insurance Holdings Inc.	6,323	159,340
Unum Group	49,559	1,749,928
Validus Holdings Ltd.	17,733	883,458
White Mountains Insurance Group Ltd.	1,102	914,660
Willis Towers Watson PLC	28,520	3,786,600
WMIH Corp.[a]	20,799	48,670
WR Berkley Corp.	20,509	1,184,600
XL Group Ltd.	61,157	2,056,710

		137,294,573
INTERNET & DIRECT MARKETING RETAIL — 2.15%
1-800-Flowers.com Inc. Class Aa,b	6,369	58,404
Amazon.com Inc.[a]	81,274	68,051,533
Blue Nile Inc.	2,210	76,068
CafePress Inc.[a]	1,657	5,302
Duluth Holdings Inc.[a,b]	1,507	39,951
Etsy Inc.[a]	14,447	206,303
EVINE Live Inc.[a]	9,289	21,272
Expedia Inc.	24,144	2,818,088
FTD Companies Inc.[a]	3,784	77,837
Gaia Inc.[a,b]	3,686	26,539
Groupon Inc.[a,b]	87,140	448,771
HSN Inc.	6,520	259,496
JRjr33 Inc.[a]	2,675	3,210
Lands’ End Inc.[a,b]	3,571	51,780
Liberty Interactive Corp. QVC Group Series Aa	87,533	1,751,535

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Liberty TripAdvisor Holdings Inc. Class Aa	14,395	$314,531
Liberty Ventures Series Aa	27,676	1,103,442
Netflix Inc.[a,b]	90,049	8,874,329
NutriSystem Inc.	5,863	174,072
Overstock.com Inc.[a,b]	3,147	48,212
PetMed Express Inc.	31	629
Priceline Group Inc. (The)[a]	10,297	15,151,933
Shutterfly Inc.[a]	7,241	323,238
TripAdvisor Inc.[a,b]	23,568	1,489,026
U.S. Auto Parts Network Inc.[a]	3,528	11,607
Wayfair Inc. Class Aa,b	5,492	216,220

		101,603,328
INTERNET SOFTWARE & SERVICES — 4.20%
2U Inc.[a,b]	7,072	270,787
Actua Corp.[a,b]	7,598	98,394
Akamai Technologies Inc.[a]	36,214	1,918,980
Alarm.com Holdings Inc.[a]	1,625	46,898
Alphabet Inc. Class Aa	60,942	49,001,025
Alphabet Inc. Class Ca	61,367	47,699,955
Amber Road Inc.[a]	2,647	25,544
Angie’s List Inc.[a]	8,940	88,595
Apigee Corp.[a,b]	1,221	21,245
Appfolio Inc.[a]	2,048	39,813
ARI Network Services Inc.[a]	2,693	11,957
Autobytel Inc.[a]	1,637	29,139
Bankrate Inc.[a]	11,620	98,538
Bazaarvoice Inc.[a,b]	13,381	79,082
Benefitfocus Inc.[a,b]	2,673	106,706
Blucora Inc.[a]	8,444	94,573
Box Inc. Class Aa,b	9,655	152,163
Brightcove Inc.[a]	6,848	89,366
BroadVision Inc.[a]	885	4,531
Carbonite Inc.[a,b]	3,874	59,505
Care.com Inc.[a]	2,775	27,639
ChannelAdvisor Corp.[a,b]	4,857	62,801
comScore Inc.[a]	9,549	292,772
Cornerstone OnDemand Inc.[a,b]	10,120	465,014
CoStar Group Inc.[a]	6,644	1,438,625
Cvent Inc.[a]	4,728	149,925
Demand Media Inc.[a,b]	2,776	15,795
Determine Inc.[a]	1,717	3,091
DHI Group Inc.[a]	8,533	67,325
EarthLink Holdings Corp.	21,063	130,591
eBay Inc.[a]	217,789	7,165,258

Security	Shares	Value
eGain Corp.[a]	3,795	$11,727
Endurance International Group Holdings Inc.[a,b]	12,765	111,694
Envestnet Inc.[a]	7,842	285,841
Everyday Health Inc.[a]	4,712	36,235
Facebook Inc. Class Aa	480,630	61,650,410
Five9 Inc.[a,b]	5,540	86,867
FunctionX Inc.[a]	50	273
Glowpoint Inc.[a]	3,105	870
GoDaddy Inc. Class Aa,b	8,746	301,999
Gogo Inc.[a,b]	9,716	107,265
Great Elm Capital Group Inc.[a]	1,872	8,780
GrubHub Inc.[a]	16,027	689,001
GTT Communications Inc.[a,b]	5,607	131,933
Hortonworks Inc.[a,b]	7,745	64,671
IAC/InterActiveCorp	15,982	998,396
inContact Inc.[a,b]	12,541	175,323
Instructure Inc.[a]	1,274	32,321
Internap Corp.[a]	11,481	18,944
IntraLinks Holdings Inc.[a]	8,273	83,226
Inuvo Inc.[a]	4,733	6,011
iPass Inc.[a]	11,292	18,180
Issuer Direct Corp.	318	2,248
IZEA Inc.[a]	1,490	8,746
j2 Global Inc.	9,586	638,523
Limelight Networks Inc.[a]	13,367	24,996
LinkedIn Corp. Class Aa	24,479	4,678,426
Liquidity Services Inc.[a]	5,317	59,763
LivePerson Inc.[a]	9,855	82,881
LogMeIn Inc.[b]	5,188	468,943
Marchex Inc. Class Ba	5,808	16,088
Marin Software Inc.[a]	5,448	13,729
Match Group Inc.[a,b]	8,231	146,430
MaxPoint Interactive Inc.[a]	517	4,612
MeetMe Inc.[a]	8,488	52,626
Monster Worldwide Inc.[a]	18,855	68,067
Net Element Inc.[a,b]	518	606
New Relic Inc.[a,b]	4,439	170,102
NIC Inc.	12,370	290,695
Numerex Corp. Class Aa	2,817	21,916
Onvia Inc.[a,b]	1,659	8,129
Pandora Media Inc.[a]	44,621	639,419
Q2 Holdings Inc.[a]	4,699	134,673
QuinStreet Inc.[a]	7,380	22,288
Qumu Corp.[a]	2,534	5,803

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Quotient Technology Inc.[a]	12,598	$167,679
Rackspace Hosting Inc.[a]	22,223	704,247
RealNetworks Inc.[a]	5,124	22,853
Reis Inc.	1,902	38,915
Remark Media Inc.[a]	3,053	13,861
RetailMeNot Inc.[a]	7,605	75,213
Rightside Group Ltd.[a,b]	2,209	20,102
Rocket Fuel Inc.[a,b]	5,994	15,824
Sajan Inc.[a]	1,142	4,705
SharpSpring Inc.[a]	1,211	6,237
Shutterstock Inc.[a]	3,932	250,468
Spark Networks Inc.[a]	5,492	8,677
SPS Commerce Inc.[a]	3,526	258,844
Stamps.com Inc.[a,b]	3,190	301,487
Support.com Inc.[a]	12,685	10,655
Synacor Inc.[a,b]	5,518	16,057
TechTarget Inc.[a]	3,669	29,572
Travelzoo Inc.[a]	1,615	20,720
Tremor Video Inc.[a]	6,801	11,426
TrueCar Inc.[a,b]	12,254	115,678
Twitter Inc.[a]	128,837	2,969,693
VeriSign Inc.[a,b]	19,706	1,541,797
Web.com Group Inc.[a]	10,361	178,934
WebMD Health Corp.[a,b]	7,867	390,990
Xactly Corp.[a]	1,624	23,905
XO Group Inc.[a]	4,836	93,480
Yahoo! Inc.[a]	183,182	7,895,144
Yelp Inc.[a]	11,821	492,936
YuMe Inc.[a,b]	3,777	14,995
Zillow Group Inc. Class Aa	9,271	319,386
Zillow Group Inc. Class Ca,b	21,386	741,025

		198,890,813
IT SERVICES — 3.68%
Accenture PLC Class A	128,480	15,696,402
Acxiom Corp.[a]	15,924	424,375
ALJ Regional Holdings Inc.[a]	2,798	13,151
Alliance Data Systems Corp.[a]	12,563	2,695,140
Automatic Data Processing Inc.	95,664	8,437,565
Black Knight Financial Services Inc. Class Aa,b	3,692	151,003
Blackhawk Network Holdings Inc.[a,b]	11,524	347,679
Booz Allen Hamilton Holding Corp.	26,392	834,251
Broadridge Financial Solutions Inc.	24,298	1,647,161
CACI International Inc. Class Aa	5,022	506,720
Cardtronics PLC Class Aa	9,106	406,128

Security	Shares	Value
Cartesian Inc.[a]	1,115	$691
Cass Information Systems Inc.	1,891	107,125
CIBER Inc.[a]	14,700	16,905
Cognizant Technology Solutions Corp. Class Aa	125,374	5,981,594
Computer Sciences Corp.	28,545	1,490,334
Computer Task Group Inc.	3,098	14,561
Convergys Corp.	19,851	603,867
CoreLogic Inc./U.S.[a]	18,297	717,608
CSG Systems International Inc.	6,621	273,646
CSP Inc.	681	6,926
CSRA Inc.	28,401	763,987
Datalink Corp.[a]	4,537	48,138
DST Systems Inc.	6,437	759,051
Edgewater Technology Inc.[a]	2,519	21,411
EPAM Systems Inc.[a]	8,737	605,561
Euronet Worldwide Inc.[a]	10,254	839,085
Everi Holdings Inc.[a]	13,640	33,691
EVERTEC Inc.	13,091	219,667
ExlService Holdings Inc.[a]	6,931	345,441
Fidelity National Information Services Inc.	65,583	5,051,858
First Data Corp. Class Aa	37,458	492,947
Fiserv Inc.[a]	45,771	4,552,841
FleetCor Technologies Inc.[a]	24,968	4,337,691
Forrester Research Inc.	2,004	77,956
Gartner Inc.[a]	17,058	1,508,780
Genpact Ltd.[a]	31,581	756,365
Global Payments Inc.	31,808	2,441,582
Hackett Group Inc. (The)	5,027	83,046
Information Services Group Inc.[a]	6,496	25,919
Innodata Inc.[a]	5,525	13,592
International Business Machines Corp.	180,163	28,618,893
Jack Henry & Associates Inc.	16,197	1,385,653
JetPay Corp.[a]	1,760	4,752
Leidos Holdings Inc.	29,415	1,273,081
Lionbridge Technologies Inc.[a]	12,174	60,870
ManTech International Corp./VA Class A	4,950	186,565
MasterCard Inc. Class A	198,298	20,180,787
Mattersight Corp.[a]	3,038	12,760
MAXIMUS Inc.	13,307	752,644
ModusLink Global Solutions Inc.[a,b]	9,508	15,593
MoneyGram International Inc.[a]	5,947	42,224

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
NCI Inc. Class A	1,279	$14,798
NeuStar Inc. Class Aa	4,411	117,288
Paychex Inc.	65,878	3,812,360
Payment Data Systems Inc.[a]	908	2,225
PayPal Holdings Inc.[a,b]	231,725	9,493,773
Perficient Inc.[a]	7,373	148,566
PFSweb Inc.[a]	2,969	26,513
Planet Payment Inc.[a]	8,870	32,908
PRGX Global Inc.[a]	5,025	23,668
Sabre Corp.	42,173	1,188,435
Science Applications International Corp.	8,421	584,165
ServiceSource International Inc.[a,b]	11,715	57,169
Square Inc.[a,b]	6,638	77,399
StarTek Inc.[a]	2,567	16,018
Sykes Enterprises Inc.[a]	7,817	219,892
Syntel Inc.[a]	6,502	272,499
Sysorex Global Holdings Corp.[a,b]	6,556	2,347
TeleTech Holdings Inc.	3,533	102,422
Teradata Corp.[a,b]	26,888	833,528
Total System Services Inc.	34,693	1,635,775
Travelport Worldwide Ltd.	23,637	355,264
Unisys Corp.[a,b]	10,240	99,738
Vantiv Inc. Class Aa	32,205	1,812,175
Virtusa Corp.[a]	5,591	137,986
Visa Inc. Class A	390,081	32,259,699
Western Union Co. (The)	101,192	2,106,817
WEX Inc.[a,b]	7,902	854,127
WidePoint Corp.[a]	16,092	6,887
Xerox Corp.	191,107	1,935,914

		174,115,618
LEISURE PRODUCTS — 0.16%
Arctic Cat Inc.	2,719	42,117
Black Diamond Inc.[a,b]	4,980	25,597
Brunswick Corp./DE	18,710	912,674
Callaway Golf Co.	19,361	224,781
Escalade Inc.	1,913	24,410
Hasbro Inc.	23,106	1,832,999
JAKKS Pacific Inc.[a]	3,170	27,389
Johnson Outdoors Inc. Class A	1,215	44,190
Malibu Boats Inc. Class Aa	3,756	55,964
Marine Products Corp.	2,117	18,989
Mattel Inc.	68,754	2,081,871
MCBC Holdings Inc.	1,244	14,182
Nautilus Inc.[a]	5,815	132,117

Security	Shares	Value
Polaris Industries Inc.[b]	12,354	$956,694
Smith & Wesson Holding Corp.[a,b]	11,199	297,781
Sturm Ruger & Co. Inc.	3,968	229,192
Summer Infant Inc.[a,b]	2,605	5,627
Vista Outdoor Inc.[a]	12,622	503,113

		7,429,687
LIFE SCIENCES TOOLS & SERVICES — 0.82%
Accelerate Diagnostics Inc.[a,b]	7,327	199,734
Agilent Technologies Inc.	75,792	3,569,045
Albany Molecular Research Inc.[a,b]	12,334	203,634
Bio-Rad Laboratories Inc. Class Aa	6,657	1,090,483
Bio-Techne Corp.	10,182	1,114,929
Bioanalytical Systems Inc.[a]	1,219	1,402
Bruker Corp.	28,177	638,209
Cambrex Corp.[a]	7,962	353,990
Charles River Laboratories International Inc.[a]	13,170	1,097,588
ChromaDex Corp.[a]	3,485	10,385
CombiMatrix Corp.[a]	92	255
Enzo Biochem Inc.[a]	8,464	43,082
Fluidigm Corp.[a,b]	5,843	46,802
Harvard Bioscience Inc.[a]	23,770	64,654
Illumina Inc.[a]	31,424	5,708,484
INC Research Holdings Inc.[a]	12,708	566,523
Luminex Corp.[a]	11,498	261,235
Mettler-Toledo International Inc.[a]	5,612	2,356,086
NanoString Technologies Inc.[a]	2,575	51,448
NeoGenomics Inc.[a,b]	11,653	95,788
Pacific Biosciences of California Inc.[a,b]	21,381	191,574
PAREXEL International Corp.[a]	13,126	911,601
PerkinElmer Inc.	24,605	1,380,587
PRA Health Sciences Inc.[a,b]	8,113	458,466
pSivida Corp.[a]	6,392	19,240
Quintiles Transnational Holdings Inc.[a]	16,076	1,303,121
Thermo Fisher Scientific Inc.	83,671	13,308,709
Transgenomic Inc.[a,b]	3,142	886
VWR Corp.[a]	29,206	828,282
WaferGen Bio-Systems Inc.[a,b]	5,031	4,276
Waters Corp.[a]	17,610	2,791,009

		38,671,507
MACHINERY — 1.79%
Accuride Corp.[a]	8,671	22,198
Actuant Corp. Class A	12,186	283,203
AGCO Corp.	14,520	716,126

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Alamo Group Inc.	14	$922
Albany International Corp. Class A	5,813	246,355
Allison Transmission Holdings Inc.	35,051	1,005,263
Altra Industrial Motion Corp.	5,465	158,321
American Railcar Industries Inc.[b]	1,839	76,263
ARC Group Worldwide Inc.[a,b]	1,642	6,059
Art’s-Way Manufacturing Co. Inc.[a]	304	869
Astec Industries Inc.	26	1,557
Barnes Group Inc.	10,441	423,383
Blue Bird Corp.[a]	1,260	18,409
Briggs & Stratton Corp.	8,896	165,910
Caterpillar Inc.	120,202	10,670,332
Chart Industries Inc.[a]	6,364	208,930
Chicago Rivet & Machine Co.	125	3,519
CIRCOR International Inc.	3,526	210,009
CLARCOR Inc.	10,051	653,315
Colfax Corp.[a,b]	20,644	648,841
Columbus McKinnon Corp./NY	4,037	72,020
Commercial Vehicle Group Inc.[a]	5,469	31,611
Crane Co.	10,123	637,850
Cummins Inc.	32,561	4,172,692
Deere & Co.	60,578	5,170,332
Donaldson Co. Inc.	25,346	946,166
Douglas Dynamics Inc.	1,146	36,603
Dover Corp.	31,585	2,325,919
Dynamic Materials Corp.	2,710	28,889
Eastern Co. (The)	1,159	23,215
Energy Recovery Inc.[a,b]	3,172	50,689
EnPro Industries Inc.	4,529	257,338
ESCO Technologies Inc.	2,732	126,819
ExOne Co. (The)[a]	2,057	31,308
Federal Signal Corp.	12,621	167,354
Flowserve Corp.	26,843	1,294,906
Fortive Corp.	61,081	3,109,023
Franklin Electric Co. Inc.	7,760	315,910
FreightCar America Inc.	2,634	37,877
Gencor Industries Inc.[a,b]	1,636	19,599
Global Brass & Copper Holdings Inc.	47	1,358
Gorman-Rupp Co. (The)	3,858	98,803
Graco Inc.	11,394	843,156
Graham Corp.	2,049	39,136
Greenbrier Companies Inc. (The)	5,459	192,703
Hardinge Inc.	2,772	30,852
Harsco Corp.	16,308	161,938
Hillenbrand Inc.	13,076	413,725

Security	Shares	Value
Hurco Companies Inc.	1,285	$36,070
Hyster-Yale Materials Handling Inc.	531	31,929
IDEX Corp.	15,159	1,418,428
Illinois Tool Works Inc.	66,632	7,985,179
Ingersoll-Rand PLC	53,000	3,600,820
ITT Inc.	18,201	652,324
Jason Industries Inc.[a]	3,610	8,014
John Bean Technologies Corp.	4,107	289,749
Joy Global Inc.	20,414	566,284
Kadant Inc.	2,295	119,592
Kennametal Inc.	16,691	484,373
Key Technology Inc.[a]	1,084	11,718
LB Foster Co. Class A	2,046	24,572
Lincoln Electric Holdings Inc.	12,999	813,997
Lindsay Corp.[b]	2,170	160,537
Liqtech International Inc.[a]	5,793	4,808
LS Starrett Co. (The) Class A	1,237	12,147
Lydall Inc.[a]	1,648	84,262
Manitex International Inc.[a]	3,060	16,861
Manitowoc Co. Inc. (The)	27,972	133,986
Manitowoc Foodservice Inc.[a,b]	28,392	460,518
Meritor Inc.[a,b]	18,945	210,858
MFRI Inc.[a]	1,605	12,230
Middleby Corp. (The)[a,b]	11,784	1,456,738
Milacron Holdings Corp.[a,b]	3,083	49,205
Miller Industries Inc./TN	2,214	50,457
Mueller Industries Inc.	11,878	385,085
Mueller Water Products Inc. Class A	33,574	421,354
Navistar International Corp.[a,b]	13,493	308,855
NN Inc.	5,566	101,579
Nordson Corp.	11,098	1,105,694
Omega Flex Inc.	1,137	43,843
Oshkosh Corp.	14,012	784,672
PACCAR Inc.	72,228	4,245,562
Parker-Hannifin Corp.	27,801	3,489,860
Pentair PLC	37,163	2,387,351
Proto Labs Inc.[a,b]	5,000	299,550
RBC Bearings Inc.[a]	4,939	377,735
Rexnord Corp.[a]	20,858	446,570
Snap-on Inc.	11,983	1,820,937
SPX Corp.[a]	8,355	168,270
SPX FLOW Inc.[a]	8,872	274,322
Standex International Corp.	2,647	245,827
Stanley Black & Decker Inc.	30,854	3,794,425
Sun Hydraulics Corp.	5,430	175,226

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Supreme Industries Inc. Class A	13	$251
Taylor Devices Inc.[a]	702	13,864
Tennant Co.	2,277	147,550
Terex Corp.	22,587	573,936
Timken Co. (The)	14,210	499,339
Titan International Inc.	9,286	93,974
Toro Co. (The)	20,757	972,258
TriMas Corp.[a]	9,312	173,296
Trinity Industries Inc.	31,194	754,271
Twin Disc Inc.[b]	1,991	23,852
Wabash National Corp.[a,b]	13,454	191,585
WABCO Holdings Inc.[a]	10,791	1,225,102
Wabtec Corp./DE	18,584	1,517,384
Watts Water Technologies Inc. Class A	5,722	371,014
Woodward Inc.	11,353	709,335
WSI Industries Inc.	1,036	3,895
Xerium Technologies Inc.[a]	2,163	17,196
Xylem Inc./NY	34,447	1,806,745

		84,824,795
MARINE — 0.02%
Genco Shipping & Trading Ltd.[a,b]	265	1,214
Kirby Corp.[a]	11,075	688,422
Matson Inc.	7,757	309,349
Pangaea Logistics Solutions Ltd.[a]	1,947	4,867
Rand Logistics Inc.[a]	4,529	3,397

		1,007,249
MEDIA — 2.94%
A H Belo Corp. Class A	4,085	30,025
AMC Entertainment Holdings Inc. Class A	4,483	139,376
AMC Networks Inc. Class Aa,b	12,599	653,384
Ballantyne Strong Inc.[a]	2,706	18,942
Beasley Broadcast Group Inc. Class A	904	4,909
Cable One Inc.	877	512,168
Carmike Cinemas Inc.[a]	4,993	163,221
CBS Corp. Class A	1,661	91,205
CBS Corp. Class B NVS	85,636	4,687,715
Central European Media Enterprises Ltd. Class Aa,b	15,409	35,595
Charter Communications Inc. Class Aa	44,988	12,145,410
Cinedigm Corp. Class Aa	2,015	3,949
Cinemark Holdings Inc.	21,646	828,609

Security	Shares	Value
Clear Channel Outdoor Holdings Inc. Class A	7,052	$41,184
Comcast Corp. Class A	495,222	32,853,027
Cumulus Media Inc. Class Aa	36,132	11,920
Daily Journal Corp.[a,b]	181	39,639
Discovery Communications Inc. Class Aa,b	30,798	829,082
Discovery Communications Inc. Class C NVS[a]	49,145	1,293,005
DISH Network Corp. Class Aa	46,747	2,560,801
Emmis Communications Corp. Class Aa	1,715	6,946
Entercom Communications Corp. Class A	4,979	64,428
Entravision Communications Corp. Class A	11,538	88,035
EW Scripps Co. (The) Class Aa	10,769	171,227
Gannett Co. Inc.	24,031	279,721
Global Eagle Entertainment Inc.[a,b]	9,577	79,585
Gray Television Inc.[a,b]	13,610	141,000
Harte-Hanks Inc.	9,587	15,531
Hemisphere Media Group Inc.[a]	2,071	26,405
Insignia Systems Inc.[a]	2,603	6,117
Interpublic Group of Companies Inc. (The)	82,956	1,854,067
John Wiley & Sons Inc. Class A	9,830	507,326
Lee Enterprises Inc.[a]	11,462	42,982
Liberty Broadband Corp. Class Aa	5,162	362,166
Liberty Broadband Corp. Class Ca,b	13,710	979,991
Liberty Global PLC Series Aa	62,121	2,123,296
Liberty Global PLC Series C NVS[a]	135,266	4,469,189
Liberty Global PLC LiLAC Class Aa	10,530	290,523
Liberty Global PLC LiLAC Class Ca	24,993	701,054
Liberty Media Group LLC Class Ca	9,079	255,483
Liberty SiriusXM Group Class Aa	17,937	609,499
Liberty SiriusXM Group Class Ca	36,305	1,212,950
Lions Gate Entertainment Corp.	20,122	402,239
Live Nation Entertainment Inc.[a]	30,072	826,379
Loral Space & Communications Inc.[a]	13	508
Madison Square Garden Co. (The)[a]	4,115	697,122
McClatchy Co. (The) Class Aa	1,229	19,824
Media General Inc.[a,b]	19,811	365,117
Meredith Corp.	6,429	334,244
MSG Networks Inc. Class Aa	10,289	191,478
National CineMedia Inc.	13,225	194,672

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
New Media Investment Group Inc.	7,956	$123,318
New York Times Co. (The) Class A	25,061	299,479
News Corp. Class A	78,620	1,099,108
News Corp. Class B	26,056	370,516
Nexstar Broadcasting Group Inc. Class Ab	6,527	376,673
NTN Buzztime Inc.[a]	331	2,254
Omnicom Group Inc.	48,933	4,159,305
Radio One Inc. Class Aa	233	694
Radio One Inc. Class Da	6,037	18,292
Reading International Inc. Class Aa	3,526	47,072
Regal Entertainment Group Class A	16,178	351,871
Saga Communications Inc. Class A	1,043	47,290
Salem Media Group Inc. Class A	2,695	15,847
Scholastic Corp.	5,524	217,425
Scripps Networks Interactive Inc. Class Ab	19,691	1,250,182
Sinclair Broadcast Group Inc. Class A	14,153	408,739
Sirius XM Holdings Inc.[a,b]	419,180	1,747,981
Spanish Broadcasting System Inc.[a]	673	2,578
SPAR Group Inc.[a]	1,247	1,334
Starz Series Aa	10,001	311,931
TEGNA Inc.	45,039	984,552
Time Inc.	23,740	343,755
Time Warner Inc.	161,871	12,886,550
Townsquare Media Inc. Class Aa	2,079	19,418
Tribune Media Co.	16,171	590,565
tronc Inc.	1,805	30,468
Twenty-First Century Fox Inc. Class A	223,637	5,416,488
Twenty-First Century Fox Inc. Class B	93,249	2,306,980
Viacom Inc. Class A	2,299	98,443
Viacom Inc. Class B NVS	71,319	2,717,254
Walt Disney Co. (The)	305,745	28,391,481
World Wrestling Entertainment Inc. Class A	6,941	147,843
Xcel Brands Inc.[a]	315	1,553

		139,049,509
METALS & MINING — 0.45%
A. M. Castle & Co.[a,b]	3,677	2,942
AK Steel Holding Corp.[a,b]	48,009	231,884
Alcoa Inc.	288,063	2,920,959
Allegheny Technologies Inc.[b]	23,278	420,633

Security	Shares	Value
Ampco-Pittsburgh Corp.	1,833	$20,328
Carpenter Technology Corp.	9,833	405,710
Century Aluminum Co.[a,b]	23,039	160,121
Cliffs Natural Resources Inc.[a]	42,706	249,830
Coeur Mining Inc.[a]	33,976	401,936
Commercial Metals Co.[b]	23,670	383,217
Compass Minerals International Inc.	9,106	671,112
Comstock Mining Inc.[a]	25,881	9,447
Freeport-McMoRan Inc.	87,823	953,758
Friedman Industries Inc.	1,642	8,735
General Moly Inc.[a]	20,765	5,816
Gerber Scientific Inc. Escrow[a]	664	7
Gold Resource Corp.	11,501	85,337
Golden Minerals Co.[a,b]	19,884	15,112
Handy & Harman Ltd.[a]	675	14,202
Haynes International Inc.	2,604	96,634
Hecla Mining Co.[b]	80,577	459,289
Kaiser Aluminum Corp.	3,033	262,324
Materion Corp.	8,617	264,628
McEwen Mining Inc.[b]	35,569	130,538
Newmont Mining Corp.	108,546	4,264,772
Nucor Corp.	68,064	3,365,765
Olympic Steel Inc.	1,926	42,565
Paramount Gold Nevada Corp.[a]	1,291	2,595
Pershing Gold Corp.[a,b]	3,723	16,865
Real Industry Inc.[a,b]	5,547	33,948
Reliance Steel & Aluminum Co.	15,575	1,121,867
Royal Gold Inc.	13,638	1,055,990
Ryerson Holding Corp.[a]	3,094	34,931
Schnitzer Steel Industries Inc. Class A	5,567	116,350
Solitario Exploration & Royalty Corp.[a]	7,420	4,897
Steel Dynamics Inc.	49,992	1,249,300
Stillwater Mining Co.[a]	24,705	330,059
SunCoke Energy Inc.	13,333	106,931
Synalloy Corp.	2,001	18,749
TimkenSteel Corp.	7,795	81,458
U.S. Antimony Corp.[a]	14,646	6,663
U.S. Steel Corp.	36,841	694,821
Universal Stainless & Alloy Products Inc.[a]	1,640	17,204
Worthington Industries Inc.	9,452	453,980

		21,194,209

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT — 0.00%
MTGE Investment Corp.	9,542	$164,027

		164,027
MULTI-UTILITIES — 0.97%
Ameren Corp.	49,913	2,454,721
Avista Corp.	12,957	541,473
Black Hills Corp.	10,639	651,320
CenterPoint Energy Inc.	88,547	2,056,947
CMS Energy Corp.	57,426	2,412,466
Consolidated Edison Inc.	63,603	4,789,306
Dominion Resources Inc./VA	127,746	9,487,696
DTE Energy Co.	38,841	3,638,237
MDU Resources Group Inc.	40,269	1,024,443
NiSource Inc.	66,115	1,594,033
NorthWestern Corp.	9,874	568,051
Public Service Enterprise Group Inc.	104,228	4,364,026
SCANA Corp.	29,406	2,128,112
Sempra Energy	50,744	5,439,249
Unitil Corp.	2,684	104,837
Vectren Corp.	17,122	859,524
WEC Energy Group Inc.	65,009	3,892,739

		46,007,180
MULTILINE RETAIL — 0.49%
Big Lots Inc.	9,260	442,165
Bon-Ton Stores Inc. (The)	3,112	5,321
Dillard’s Inc. Class A	4,494	283,167
Dollar General Corp.	53,616	3,752,584
Dollar Tree Inc.[a]	50,400	3,978,072
Fred’s Inc. Class A	7,017	63,574
Gordmans Stores Inc.[a,b]	2,579	2,244
JC Penney Co. Inc.[a,b]	63,381	584,373
Kohl’s Corp.	37,915	1,658,781
Macy’s Inc.	63,658	2,358,529
Nordstrom Inc.	25,355	1,315,417
Ollie’s Bargain Outlet Holdings Inc.[a,b]	6,503	170,444
Sears Holdings Corp.[a,b]	11,249	128,913
Target Corp.	121,656	8,355,334
Tuesday Morning Corp.[a]	9,310	55,674

		23,154,592
OIL, GAS & CONSUMABLE FUELS — 5.48%
Abraxas Petroleum Corp.[a]	67,710	114,430
Adams Resources & Energy Inc.	606	23,828
Aemetis Inc.[a,b]	2,732	3,114

Security	Shares	Value
Alon USA Energy Inc.	19,360	$156,042
Amyris Inc.[a,b]	118,967	69,001
Anadarko Petroleum Corp.	36,574	2,317,329
Antero Resources Corp.[a]	41,865	1,128,262
Apache Corp.	85,234	5,443,896
Approach Resources Inc.[a]	23,478	79,356
Barnwell Industries Inc.[a]	747	1,195
Bill Barrett Corp.[a,b]	26,108	145,160
Bonanza Creek Energy Inc.[a,b]	29,304	29,890
Cabot Oil & Gas Corp.	110,378	2,847,752
California Resources Corp.[b]	11,840	148,000
Callon Petroleum Co.[a,b]	36,436	572,045
Carrizo Oil & Gas Inc.[a,b]	17,102	694,683
Centrus Energy Corp.[a]	1,288	5,152
Cheniere Energy Inc.[a,b]	53,140	2,316,904
Chesapeake Energy Corp.[a,b]	152,802	958,069
Chevron Corp.	392,994	40,446,942
Cimarex Energy Co.	22,625	3,040,121
Clayton Williams Energy Inc.[a,b]	2,107	180,022
Clean Energy Fuels Corp.[a]	23,945	107,034
Cloud Peak Energy Inc.[a,b]	14,075	76,568
Cobalt International Energy Inc.[a,b]	154,794	191,945
Comstock Resources Inc.[a]	7,515	57,415
Concho Resources Inc.[a]	32,489	4,462,364
ConocoPhillips	25,366	1,102,660
CONSOL Energy Inc.	49,180	944,256
Contango Oil & Gas Co.[a]	13,455	137,510
Continental Resources Inc./OKa,b	24,062	1,250,262
CVR Energy Inc.	13,697	188,608
Delek U.S. Holdings Inc.	14,401	248,993
Denbury Resources Inc.	105,880	341,992
Devon Energy Corp.	117,830	5,197,481
Diamondback Energy Inc.[a]	20,409	1,970,285
Earthstone Energy Inc.[a,b]	14,244	122,498
Eclipse Resources Corp.[a]	34,899	114,818
Energen Corp.	25,026	1,444,501
EOG Resources Inc.	117,893	11,401,432
EP Energy Corp. Class Aa,b	32,508	142,385
EQT Corp.	41,121	2,986,207
Erin Energy Corp.[a,b]	38,205	89,782
Evolution Petroleum Corp.	23,622	148,346
EXCO Resources Inc.[a,b]	87,559	93,688
Exxon Mobil Corp.	859,549	75,021,437
Gastar Exploration Inc.[a,b]	76,328	64,482
Gener8 Maritime Inc.[a,b]	24,878	127,375

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Gevo Inc.[a,b]	49,331	$23,778
Green Plains Inc.	7,383	193,435
Gulfport Energy Corp.[a]	35,889	1,013,864
Halcon Resources Corp.[a]	5,677	53,251
Hallador Energy Co.	3,695	29,117
Harvest Natural Resources Inc.[a]	68,635	55,183
Hess Corp.	63,821	3,422,082
HollyFrontier Corp.	44,762	1,096,669
Houston American Energy Corp.[a,b]	8,263	1,570
Isramco Inc.[a]	145	12,093
Jones Energy Inc. Class Aa,b	42,180	150,161
Kinder Morgan Inc./DE	126,180	2,918,543
Kosmos Energy Ltd.[a]	77,067	493,999
Laredo Petroleum Inc.[a]	41,008	529,003
Lucas Energy Inc.[a,b]	13,187	39,693
Magellan Petroleum Corp.[a]	9,945	54,598
Marathon Oil Corp.	202,323	3,198,727
Marathon Petroleum Corp.	113,299	4,598,806
Matador Resources Co.[a,b]	28,210	686,631
Murphy Oil Corp.	46,624	1,417,370
Newfield Exploration Co.[a]	48,791	2,120,457
Noble Energy Inc.	100,116	3,578,146
Northern Oil and Gas Inc.[a]	46,523	124,682
Oasis Petroleum Inc.[a,b]	57,796	662,920
Occidental Petroleum Corp.	163,504	11,922,712
ONEOK Inc.	47,420	2,436,914
Pacific Ethanol Inc.[a,b]	12,203	84,323
Panhandle Oil and Gas Inc. Class A	12,167	213,288
Par Pacific Holdings Inc.[a]	11,480	150,152
Parsley Energy Inc. Class Aa	38,481	1,289,498
PBF Energy Inc.	25,623	580,105
PDC Energy Inc.[a,b]	13,158	882,375
PEDEVCO Corp.[a,b]	6,604	1,189
PetroQuest Energy Inc.[a]	19,391	67,093
Phillips 66	96,796	7,796,918
Pioneer Natural Resources Co.	37,272	6,919,547
PrimeEnergy Corp.[a]	174	10,094
QEP Resources Inc.	67,053	1,309,545
Range Resources Corp.	48,644	1,884,955
Renewable Energy Group Inc.[a,b]	7,029	59,536
Resolute Energy Corp.[a]	3,227	84,096
REX American Resources Corp.[a]	1,151	97,559
Rex Energy Corp.[a,b]	75,834	44,279
Ring Energy Inc.[a,b]	17,338	189,851
RSP Permian Inc.[a,b]	22,576	875,497

Security	Shares	Value
SemGroup Corp. Class A	13,138	$464,560
SM Energy Co.	21,930	846,059
Southwestern Energy Co.[a]	114,989	1,591,448
Spectra Energy Corp.	150,478	6,432,934
Stone Energy Corp.[a,b]	5,096	60,540
Synergy Resources Corp.[a,b]	73,038	506,153
Targa Resources Corp.	36,546	1,794,774
Tesoro Corp.	26,429	2,102,691
Torchlight Energy Resources Inc.[a,b]	45,583	49,685
TransAtlantic Petroleum Ltd.[a]	37,379	45,602
Triangle Petroleum Corp.[a,b]	192,600	52,965
U.S. Energy Corp. Wyoming[a]	658	1,151
Uranium Energy Corp.[a]	20,908	20,638
Uranium Resources Inc.[a,b]	577	739
VAALCO Energy Inc.[a]	80,416	74,723
Valero Energy Corp.	100,147	5,307,791
Vertex Energy Inc.[a,b]	3,521	4,049
W&T Offshore Inc.[a]	64,102	112,820
Western Refining Inc.	25,003	661,579
Westmoreland Coal Co.[a,b]	3,565	31,586
Whiting Petroleum Corp.[a,b]	56,869	497,035
Williams Companies Inc. (The)	145,855	4,482,124
World Fuel Services Corp.	16,253	751,864
WPX Energy Inc.[a]	87,860	1,158,873
Yuma Energy Inc.[a,b]	12,965	3,241
Zion Oil & Gas Inc.[a,b]	50,945	71,323

		259,256,768
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	7,805	198,247
Clearwater Paper Corp.[a]	3,685	238,309
Deltic Timber Corp.	2,123	143,791
Domtar Corp.	13,025	483,618
KapStone Paper and Packaging Corp.	18,279	345,839
Louisiana-Pacific Corp.[a]	29,543	556,295
Mercer International Inc.	8,769	74,273
Neenah Paper Inc.	3,550	280,485
PH Glatfelter Co.	8,809	190,979
Rentech Inc.[a,b]	3,426	10,004
Resolute Forest Products Inc.[a]	24,603	116,372
Schweitzer-Mauduit International Inc.	6,362	245,319

		2,883,531

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.	90,487	$512,156
CCA Industries Inc.[a]	1,656	4,968
Coty Inc. Class Ab	14,622	343,617
Cyanotech Corp.[a]	812	2,923
DS Healthcare Group Inc.[a,b]	2,605	1,719
Edgewell Personal Care Co.[a]	12,227	972,291
Estee Lauder Companies Inc. (The) Class A	45,839	4,059,502
Female Health Co. (The)[a,b]	4,609	5,623
Herbalife Ltd.[a,b]	17,137	1,062,323
Inter Parfums Inc.	3,617	116,721
Lifevantage Corp.[a,b]	2,943	27,841
Mannatech Inc.	256	4,590
Medifast Inc.	1,922	72,632
MYOS RENS Technology Inc.[a,b]	307	504
Natural Alternatives International Inc.[a]	880	11,563
Natural Health Trends Corp.[b]	1,626	45,951
Nature’s Sunshine Products Inc.	1,864	29,824
Nu Skin Enterprises Inc. Class A	11,605	751,772
Nutraceutical International Corp.[a]	1,760	54,982
Reliv International Inc.[a]	1,811	1,250
Revlon Inc. Class Aa	2,157	79,335
Synutra International Inc.[a]	3,588	15,285
United-Guardian Inc.	640	9,318
USANA Health Sciences Inc.[a]	1,947	269,367

		8,456,057
PHARMACEUTICALS — 4.48%
AcelRx Pharmaceuticals Inc.[a,b]	6,437	25,040
Achaogen Inc.[a]	13,713	65,685
Aclaris Therapeutics Inc.[a]	2,178	55,779
Acura Pharmaceuticals Inc.[a]	8,355	13,368
Adamis Pharmaceuticals Corp.[a,b]	2,650	9,089
Aerie Pharmaceuticals Inc.[a]	8,766	330,829
Agile Therapeutics Inc.[a]	9,320	65,054
Akorn Inc.[a]	25,411	692,704
Alimera Sciences Inc.[a,b]	37,870	56,426
Allergan PLC[a]	21,583	4,970,781
Amphastar Pharmaceuticals Inc.[a]	9,626	182,605
Ampio Pharmaceuticals Inc.[a,b]	55,671	41,208
ANI Pharmaceuticals Inc.[a]	2,080	138,008
Apricus Biosciences Inc.[a,b]	11,422	3,864
Aradigm Corp.[a]	2,135	14,304
Aratana Therapeutics Inc.[a,b]	9,303	87,076

Security	Shares	Value
Assembly Biosciences Inc.[a,b]	9,517	$68,618
Axsome Therapeutics Inc.[a,b]	1,189	9,369
Bio-Path Holdings Inc.[a]	17,943	25,120
Biodel Inc.[a]	126,790	54,773
BioDelivery Sciences International Inc.[a,b]	24,863	67,130
BioPharmX Corp.[a]	2,103	1,167
Bristol-Myers Squibb Co.	351,860	18,972,291
Carbylan Therapeutics Inc.[a,b]	24,645	11,342
Catalent Inc.[a]	32,987	852,384
Cempra Inc.[a,b]	14,856	359,515
Cerecor Inc.[a,b]	1,393	5,725
Collegium Pharmaceutical Inc.[a]	6,915	133,183
ContraVir Pharmaceuticals Inc.[a,b]	14,797	15,833
Corcept Therapeutics Inc.[a]	22,624	147,056
Corium International Inc.[a,b]	2,802	15,747
Cumberland Pharmaceuticals Inc.[a]	2,191	10,977
Cymabay Therapeutics Inc.[a]	3,922	7,609
Depomed Inc.[a,b]	19,009	475,035
Dermira Inc.[a]	7,180	242,828
Dipexium Pharmaceuticals Inc.[a]	1,654	23,983
DURECT Corp.[a,b]	22,229	30,898
Egalet Corp.[a,b]	5,901	44,907
Eli Lilly & Co.	205,413	16,486,447
Endo International PLC[a]	47,675	960,651
Endocyte Inc.[a,b]	42,540	131,449
Evoke Pharma Inc.[a,b]	15,692	35,464
EyeGate Pharmaceuticals Inc.[a,b]	635	1,098
Flex Pharma Inc.[a]	2,950	34,751
Heska Corp.[a]	1,173	63,846
Horizon Pharma PLC[a,b]	36,082	654,167
Impax Laboratories Inc.[a]	22,191	525,927
Imprimis Pharmaceuticals Inc.[a,b]	6,254	23,828
Innoviva Inc.[b]	26,496	291,191
Intersect ENT Inc.[a]	7,760	122,918
Intra-Cellular Therapies Inc.[a,b]	8,543	130,195
Jaguar Animal Health Inc.[a,b]	38,985	49,901
Jazz Pharmaceuticals PLC[a]	14,239	1,729,754
Johnson & Johnson	567,319	67,017,393
Juniper Pharmaceuticals Inc.[a]	2,195	12,182
KemPharm Inc.[a,b]	1,131	5,078
Lannett Co. Inc.[a,b]	7,558	200,816
Lipocine Inc.[a,b]	17,146	76,471
Mallinckrodt PLC[a]	24,145	1,684,838
Marinus Pharmaceuticals Inc.[a,b]	53,691	97,718

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Medicines Co. (The)[a]	17,605	$664,413
Merck & Co. Inc.	576,565	35,983,422
Mylan NVa	100,717	3,839,332
MyoKardia Inc.[a,b]	3,471	56,716
Nektar Therapeutics[a,b]	34,133	586,405
Neos Therapeutics Inc.[a,b]	18,205	119,789
NovaBay Pharmaceuticals Inc.[a,b]	657	2,720
Ocera Therapeutics Inc.[a,b]	10,455	27,706
Ocular Therapeutix Inc.[a,b]	8,877	60,985
Oculus Innovative Sciences Inc.[a]	1,009	4,369
Omeros Corp.[a,b]	11,699	130,561
Orexigen Therapeutics Inc.[a,b]	2,272	7,543
Pacira Pharmaceuticals Inc./DEa,b	10,382	355,272
Pain Therapeutics Inc.[a]	8,283	8,282
Paratek Pharmaceuticals Inc.[a]	3,486	45,353
Pernix Therapeutics Holdings Inc.[a,b]	135,144	84,073
Perrigo Co. PLC	375	34,624
Pfizer Inc.	1,262,368	42,756,404
Phibro Animal Health Corp.	5,613	152,561
Prestige Brands Holdings Inc.[a]	15,993	771,982
ProPhase Labs Inc.[a,b]	3,829	7,428
Provectus Biopharmaceuticals Inc.[a]	40,273	3,995
Pulmatrix Inc.[a,b]	32,446	53,211
Repros Therapeutics Inc.[a,b]	6,383	13,340
Revance Therapeutics Inc.[a,b]	8,323	134,916
Ritter Pharmaceuticals Inc.[a,b]	38,779	65,149
SciClone Pharmaceuticals Inc.[a]	10,291	105,483
SCYNEXIS Inc.[a,b]	19,517	75,531
Sucampo Pharmaceuticals Inc. Class Aa	5,922	72,900
Supernus Pharmaceuticals Inc.[a]	10,899	269,532
Teligent Inc.[a,b]	14,261	108,384
Tetraphase Pharmaceuticals Inc.[a]	22,598	86,550
TherapeuticsMD Inc.[a,b]	39,942	272,005
Theravance Biopharma Inc.[a]	9,370	339,569
Titan Pharmaceuticals Inc.[a,b]	3,768	22,156
VIVUS Inc.[a]	30,754	35,060
WaVe Life Sciences Ltd.[a]	2,374	77,084
Zoetis Inc.	109,989	5,720,528
Zogenix Inc.[a,b]	11,060	126,416
Zynerba Pharmaceuticals Inc.[a,b]	9,669	126,180

		212,071,322

Security	Shares	Value
PROFESSIONAL SERVICES — 0.44%
Acacia Research Corp.	8,453	$55,114
Advisory Board Co. (The)[a]	8,495	380,066
Barrett Business Services Inc.	1,613	80,021
CBIZ Inc.[a]	10,197	114,104
CDI Corp.	3,078	17,452
CEB Inc.	6,757	368,054
CRA International Inc.[a]	1,859	49,431
DLH Holdings Corp.[a]	819	3,587
Dun & Bradstreet Corp. (The)	7,524	1,027,929
Equifax Inc.	24,533	3,301,651
Exponent Inc.	5,359	273,631
Franklin Covey Co.[a]	3,011	53,626
FTI Consulting Inc.[a]	8,510	379,206
GEE Group Inc.[a,b]	802	4,195
GP Strategies Corp.[a]	3,571	87,918
Heidrick & Struggles International Inc.	3,642	67,559
Hill International Inc.[a]	8,494	39,157
Hudson Global Inc.	6,396	9,850
Huron Consulting Group Inc.[a,b]	4,491	268,382
ICF International Inc.[a]	3,875	171,740
IHS Markit Ltd.[a]	68,053	2,555,390
Insperity Inc.	3,403	247,194
Kelly Services Inc. Class A	5,970	114,743
Kforce Inc.	5,103	104,561
Korn/Ferry International	11,779	247,359
Lightbridge Corp.[a,b]	1,103	1,963
ManpowerGroup Inc.	14,759	1,066,485
Marathon Patent Group Inc.[a]	2,685	7,545
Mastech Digital Inc.[a]	634	5,135
Mistras Group Inc.[a]	3,233	75,879
Navigant Consulting Inc.[a]	9,657	195,265
Nielsen Holdings PLC	74,280	3,979,180
On Assignment Inc.[a]	9,893	359,017
Pendrell Corp.[a]	36,426	24,955
RCM Technologies Inc.	2,220	14,674
Resources Connection Inc.	7,580	113,245
Robert Half International Inc.	26,902	1,018,510
RPX Corp.[a]	11,173	119,439
Spherix Inc.[a,b]	238	307
TransUnion[a]	14,204	490,038
TriNet Group Inc.[a]	8,854	191,512
TrueBlue Inc.[a]	8,508	192,791
Verisk Analytics Inc. Class Aa	31,845	2,588,362
Volt Information Sciences Inc.[a]	2,075	13,176

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
WageWorks Inc.[a]	7,422	$452,074
Willdan Group Inc.[a]	1,619	28,413

		20,959,885
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	9,400	361,148
Altisource Portfolio Solutions SAa,b	2,477	80,255
American Realty Investors Inc.[a]	779	6,014
AV Homes Inc.[a,b]	2,154	35,843
CBRE Group Inc. Class Aa	60,107	1,681,794
CKX Lands Inc.[a]	229	2,565
Consolidated-Tomoka Land Co.	1,181	60,455
Forestar Group Inc.[a,b]	6,886	80,635
FRP Holdings Inc.[a]	1,203	37,377
Griffin Industrial Realty Inc.	642	20,345
HFF Inc. Class A	7,326	202,857
Howard Hughes Corp. (The)[a]	7,549	864,360
Income Opportunity Realty Investors Inc.[a]	108	809
InterGroup Corp. (The)[a]	126	3,039
Jones Lang LaSalle Inc.	9,441	1,074,291
JW Mays Inc.[a]	106	4,963
Kennedy-Wilson Holdings Inc.	19,391	437,267
Marcus & Millichap Inc.[a,b]	2,733	71,468
Maui Land & Pineapple Co. Inc.[a]	1,595	10,463
RE/MAX Holdings Inc. Class A	3,578	156,645
Realogy Holdings Corp.	31,729	820,512
RMR Group Inc. (The) Class A	1,319	50,043
Stratus Properties Inc.[a,b]	1,185	28,914
Tejon Ranch Co.[a]	3,055	74,298
Transcontinental Realty Investors Inc.[a]	269	3,134

		6,169,494
ROAD & RAIL — 0.83%
AMERCO	1,281	415,339
ArcBest Corp.	4,971	94,548
Avis Budget Group Inc.[a]	19,607	670,755
Celadon Group Inc.	5,797	50,666
Covenant Transportation Group Inc. Class Aa	2,546	49,214
CSX Corp.	196,595	5,996,148
Genesee & Wyoming Inc. Class Aa	11,722	808,232
Heartland Express Inc.[b]	7,476	141,147
Hertz Global Holdings Inc.[a,b]	15,020	603,203
JB Hunt Transport Services Inc.	18,371	1,490,623
Kansas City Southern	24,188	2,257,224

Security	Shares	Value
Knight Transportation Inc.	12,515	$359,055
Landstar System Inc.	7,045	479,624
Marten Transport Ltd.	40	840
Norfolk Southern Corp.	62,325	6,049,265
Old Dominion Freight Line Inc.[a]	14,127	969,253
PAM Transportation Services Inc.[a]	673	13,473
Patriot Transportation Holding Inc.[a]	681	14,471
Providence and Worcester Railroad Co.	731	18,114
Roadrunner Transportation Systems Inc.[a]	6,357	50,729
Ryder System Inc.	11,076	730,462
Saia Inc.[a]	5,043	151,088
Swift Transportation Co.[a,b]	17,561	377,035
Union Pacific Corp.	173,805	16,951,202
Universal Logistics Holdings Inc.	1,711	22,962
USA Truck Inc.[a,b]	1,782	18,248
Werner Enterprises Inc.	9,423	219,273
YRC Worldwide Inc.[a]	6,741	83,049

		39,085,242
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.10%
Adesto Technologies Corp.[a,b]	1,189	2,616
Advanced Energy Industries Inc.[a]	5,834	276,065
Advanced Micro Devices Inc.[a]	132,461	915,305
Aehr Test Systems[a]	2,931	9,408
Alpha & Omega Semiconductor Ltd.[a]	27	586
Amkor Technology Inc.[a]	19,934	193,758
Amtech Systems Inc.[a]	2,057	10,203
Analog Devices Inc.	63,218	4,074,400
Applied Materials Inc.	222,045	6,694,657
Applied Micro Circuits Corp.[a,b]	16,952	117,816
Axcelis Technologies Inc.[a]	5,828	77,396
AXT Inc.[a]	7,417	38,494
Broadcom Ltd.	81,378	14,039,333
Brooks Automation Inc.	14,641	199,264
Cabot Microelectronics Corp.	3,702	195,873
Cavium Inc.[a]	13,718	798,388
CEVA Inc.[a]	4,067	142,630
Cirrus Logic Inc.[a]	12,809	680,798
Cohu Inc.	5,050	59,287
Cree Inc.[a,b]	20,961	539,117
CVD Equipment Corp.[a]	1,165	9,763
Cyberoptics Corp.[a]	1,596	39,230

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Cypress Semiconductor Corp.	64,605	$785,597
Diodes Inc.[a]	7,827	167,028
DSP Group Inc.[a]	26	312
Entegris Inc.[a,b]	29,341	511,120
Exar Corp.[a]	9,853	91,731
First Solar Inc.[a,b]	17,241	680,847
FormFactor Inc.[a,b]	14,918	161,860
GigPeak Inc.[a]	13,533	31,802
GSI Technology Inc.[a]	3,931	18,594
Inphi Corp.[a]	7,663	333,417
Integrated Device Technology Inc.[a]	27,898	644,444
Intel Corp.	977,997	36,919,387
Intermolecular Inc.[a]	5,617	5,572
Intersil Corp. Class A	27,615	605,597
inTEST Corp.[a]	1,694	6,776
IXYS Corp.	5,023	60,527
KLA-Tencor Corp.	31,604	2,203,115
Kopin Corp.[a]	12,648	27,573
Kulicke & Soffa Industries Inc.[a]	14,406	186,270
Lam Research Corp.	34,717	3,288,047
Lattice Semiconductor Corp.[a]	24,070	156,214
Linear Technology Corp.	49,311	2,923,649
MACOM Technology Solutions Holdings Inc.[a,b]	3,945	167,031
Marvell Technology Group Ltd.	96,781	1,284,284
Maxim Integrated Products Inc.	58,462	2,334,388
MaxLinear Inc. Class Aa	11,234	227,713
Microchip Technology Inc.	44,433	2,761,067
Micron Technology Inc.[a]	204,863	3,642,464
Microsemi Corp.[a]	21,643	908,573
MKS Instruments Inc.	9,980	496,305
Monolithic Power Systems Inc.	6,330	509,565
MoSys Inc.[a]	13,217	9,913
Nanometrics Inc.[a]	4,909	109,667
NeoPhotonics Corp.[a]	5,746	93,890
NVE Corp.	1,024	60,355
NVIDIA Corp.	109,344	7,492,251
ON Semiconductor Corp.[a]	84,941	1,046,473
PDF Solutions Inc.[a]	5,511	100,135
Photronics Inc.[a]	13,535	139,546
Pixelworks Inc.[a]	5,505	15,359
Power Integrations Inc.	4,674	294,602
Qorvo Inc.[a]	26,347	1,468,582
QUALCOMM Inc.	304,994	20,892,089
QuickLogic Corp.[a]	13,100	9,956

Security	Shares	Value
Rambus Inc.[a,b]	22,808	$285,100
Rubicon Technology Inc.[a]	4,844	3,052
Rudolph Technologies Inc.[a]	6,419	113,873
Semtech Corp.[a]	13,258	367,644
Sevcon Inc.[a]	777	6,876
Sigma Designs Inc.[a]	7,570	58,970
Silicon Laboratories Inc.[a]	7,993	469,988
Skyworks Solutions Inc.	39,291	2,991,617
SolarEdge Technologies Inc.[a,b]	1,320	22,744
SunEdison Semiconductor Ltd.[a]	8,652	98,546
SunPower Corp.[a,b]	11,224	100,118
Sunworks Inc.[a,b]	3,184	8,183
Synaptics Inc.[a]	7,641	447,610
Teradyne Inc.	41,846	903,037
Tessera Technologies Inc.	7,440	285,994
Texas Instruments Inc.	205,188	14,400,094
Trio-Tech International[a]	311	1,120
Ultra Clean Holdings Inc.[a]	6,848	50,744
Ultratech Inc.[a]	5,531	127,655
Veeco Instruments Inc.[a]	8,373	164,362
Xcerra Corp.[a]	11,282	68,369
Xilinx Inc.	51,538	2,800,575

		146,764,345
SOFTWARE — 4.47%
8x8 Inc.[a]	18,216	281,073
A10 Networks Inc.[a]	7,920	84,665
ACI Worldwide Inc.[a]	24,019	465,488
Activision Blizzard Inc.	140,183	6,210,107
Adobe Systems Inc.[a]	104,895	11,385,303
American Software Inc./GA Class A	5,535	61,438
ANSYS Inc.[a]	18,061	1,672,629
Aspen Technology Inc.[a,b]	17,010	795,898
Asure Software Inc.[a]	1,677	10,733
Autodesk Inc.[a]	40,389	2,921,336
Aware Inc.[a]	3,831	20,304
Barracuda Networks Inc.[a]	4,635	118,100
Blackbaud Inc.	9,736	645,886
Bottomline Technologies de Inc.[a]	7,715	179,837
BroadSoft Inc.[a,b]	6,131	285,398
Bsquare Corp.[a]	2,212	10,883
CA Inc.	60,883	2,014,010
Cadence Design Systems Inc.[a]	61,996	1,582,758
Callidus Software Inc.[a]	11,981	219,851
CDK Global Inc.	31,981	1,834,430
Citrix Systems Inc.[a]	33,832	2,883,163

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
CommVault Systems Inc.[a]	8,521	$452,721
Copsync Inc.[a]	1,226	846
Covisint Corp.[a]	8,393	18,297
Datawatch Corp.[a]	2,019	14,961
Dell Technologies Inc. - VMware Inc. Class Va	44,452	2,124,806
Digimarc Corp.[a]	1,874	71,868
Digital Turbine Inc.[a,b]	10,768	11,306
Document Security Systems Inc.[a,b]	4,901	3,186
Ebix Inc.[b]	5,485	311,822
Electronic Arts Inc.[a]	61,997	5,294,544
Ellie Mae Inc.[a]	7,991	841,452
EnerNOC Inc.[a,b]	5,868	31,746
Epiq Systems Inc.	6,611	109,015
Evolving Systems Inc.	2,002	8,709
Exa Corp.[a,b]	2,172	34,861
Fair Isaac Corp.	6,394	796,628
FalconStor Software Inc.[a]	7,911	8,227
Finjan Holdings Inc.[a,b]	1,245	2,116
FireEye Inc.[a,b]	35,744	526,509
FORM Holdings Corp.[a]	2,811	7,562
Fortinet Inc.[a]	30,041	1,109,414
Gigamon Inc.[a]	5,912	323,978
GlobalSCAPE Inc.	3,135	11,192
Glu Mobile Inc.[a,b]	23,963	53,677
GSE Systems Inc.[a]	2,603	7,497
Guidance Software Inc.[a,b]	3,960	23,602
Guidewire Software Inc.[a]	14,767	885,725
HubSpot Inc.[a]	4,735	272,831
Imperva Inc.[a]	5,804	311,733
Infoblox Inc.[a]	11,288	297,664
Intelligent Systems Corp.	1,054	3,847
Interactive Intelligence Group Inc.[a]	3,631	218,368
Intuit Inc.	52,742	5,802,147
Jive Software Inc.[a]	9,552	40,691
Majesco[a]	1,176	5,986
Majesco Entertainment Co.	297	1,016
Mam Software Group Inc.[a]	2,145	12,934
Manhattan Associates Inc.[a]	14,951	861,477
Mentor Graphics Corp.	20,777	549,344
Microsoft Corp.	1,612,436	92,876,314
MicroStrategy Inc. Class Aa	1,959	328,015
Mitek Systems Inc.[a,b]	5,946	49,292
MobileIron Inc.[a,b]	8,337	22,927
Model N Inc.[a,b]	4,500	49,995

Security	Shares	Value
Monotype Imaging Holdings Inc.	8,415	$186,056
NetSol Technologies Inc.[a]	1,990	12,457
NetSuite Inc.[a]	7,756	858,512
Nuance Communications Inc.[a]	46,037	667,536
NXT-ID Inc.[a,b]	250	755
Oracle Corp.	625,409	24,566,065
Park City Group Inc.[a,b]	2,914	34,385
Paycom Software Inc.[a,b]	7,746	388,307
Paylocity Holding Corp.[a,b]	4,303	191,311
Pegasystems Inc.	7,408	218,462
Progress Software Corp.[a]	10,273	279,426
Proofpoint Inc.[a,b]	8,452	632,632
PROS Holdings Inc.[a]	5,015	113,389
PTC Inc.[a]	23,493	1,040,975
QAD Inc.	244	4,758
QAD Inc. Class A	1,905	42,634
Qualys Inc.[a]	5,209	198,932
Rapid7 Inc.[a,b]	1,664	29,370
RealPage Inc.[a]	11,053	284,062
Red Hat Inc.[a]	37,378	3,021,264
RingCentral Inc. Class Aa,b	12,055	285,221
Rosetta Stone Inc.[a,b]	3,625	30,740
Rubicon Project Inc. (The)[a]	4,497	37,235
salesforce.com inc.[a]	132,926	9,481,611
Seachange International Inc.[a]	6,964	20,822
SecureWorks Corp. Class Aa,b	2,038	25,495
ServiceNow Inc.[a,b]	32,911	2,604,906
Silver Spring Networks Inc.[a,b]	7,576	107,428
SITO Mobile Ltd.[a]	3,647	16,047
Smith Micro Software Inc.[a]	2,623	5,325
Sonic Foundry Inc.[a]	760	4,416
Splunk Inc.[a]	27,242	1,598,560
SS&C Technologies Holdings Inc.	32,985	1,060,468
Symantec Corp.	126,236	3,168,524
Synchronoss Technologies Inc.[a]	8,271	340,600
Synopsys Inc.[a]	31,277	1,856,290
Tableau Software Inc. Class Aa,b	11,280	623,446
Take-Two Interactive Software Inc.[a]	17,459	787,052
Tangoe Inc.[a,b]	7,702	63,541
Telenav Inc.[a]	5,853	33,538
TiVo Corp.[a]	22,350	435,378
TubeMogul Inc.[a]	3,158	29,590
Tyler Technologies Inc.[a]	6,756	1,156,830
Ultimate Software Group Inc. (The)[a,b]	5,914	1,208,762

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Upland Software Inc.[a]	801	$7,057
Varonis Systems Inc.[a]	3,067	92,317
VASCO Data Security International Inc.[a]	5,968	105,096
Verint Systems Inc.[a]	12,852	483,621
VirnetX Holding Corp.[a,b]	9,829	30,077
VMware Inc. Class Aa,b	16,469	1,208,001
Voltari Corp.[a,b]	1,132	2,988
Workday Inc. Class Aa,b	24,305	2,228,525
Workiva Inc.[a,b]	4,002	72,556
Zedge Inc. Class Ba	1,192	4,077
Zendesk Inc.[a]	11,638	357,403
Zix Corp.[a]	11,397	46,728
Zynga Inc. Class Aa	154,193	448,702

		211,314,399
SPECIALTY RETAIL — 2.36%
Aaron’s Inc.	13,217	335,976
Abercrombie & Fitch Co. Class A	14,170	225,161
Advance Auto Parts Inc.	15,149	2,259,019
America’s Car-Mart Inc./TXa,b	1,823	66,339
American Eagle Outfitters Inc.	30,722	548,695
Appliance Recycling Centers of America Inc.[a]	869	869
Asbury Automotive Group Inc.[a]	4,618	257,084
Ascena Retail Group Inc.[a]	35,080	196,097
AutoNation Inc.[a]	14,731	717,547
AutoZone Inc.[a]	6,114	4,697,631
Barnes & Noble Education Inc.[a,b]	7,904	75,641
Barnes & Noble Inc.	12,573	142,075
bebe stores inc.[a,b]	9,322	6,526
Bed Bath & Beyond Inc.[b]	31,841	1,372,666
Best Buy Co. Inc.	57,972	2,213,371
Big 5 Sporting Goods Corp.	3,799	51,742
Boot Barn Holdings Inc.[a,b]	2,942	33,480
Buckle Inc. (The)[b]	5,738	137,884
Build-A-Bear Workshop Inc.[a,b]	3,065	31,753
Burlington Stores Inc.[a]	14,242	1,153,887
Cabela’s Inc.[a]	9,850	541,061
Caleres Inc.	8,834	223,412
CarMax Inc.[a,b]	39,949	2,131,279
Cato Corp. (The) Class A	1,817	59,761
Chico’s FAS Inc.	27,386	325,893
Children’s Place Inc. (The)	1,631	130,268
Christopher & Banks Corp.[a]	7,565	10,969
Citi Trends Inc.	3,114	62,062

Security	Shares	Value
Conn’s Inc.[a,b]	5,486	$56,616
Container Store Group Inc. (The)[a]	3,708	18,614
CST Brands Inc.	15,636	751,935
Destination Maternity Corp.	2,996	21,212
Destination XL Group Inc.[a]	9,313	40,325
Dick’s Sporting Goods Inc.	18,295	1,037,692
DSW Inc. Class A	15,101	309,268
Express Inc.[a]	14,559	171,651
Finish Line Inc. (The) Class A	6,302	145,450
Five Below Inc.[a]	11,203	451,369
Foot Locker Inc.	28,073	1,901,104
Francesca’s Holdings Corp.[a]	8,471	130,708
GameStop Corp. Class A	21,293	587,474
Gap Inc. (The)[b]	46,589	1,036,139
Genesco Inc.[a]	2,257	122,916
GNC Holdings Inc. Class A	14,078	287,473
Group 1 Automotive Inc.	4,401	281,136
Guess? Inc.	13,093	191,289
Haverty Furniture Companies Inc.	4,025	80,661
hhgregg Inc.[a,b]	2,799	5,150
Hibbett Sports Inc.[a,b]	4,654	185,695
Home Depot Inc. (The)	256,149	32,961,253
Kirkland’s Inc.[a]	3,128	38,099
L Brands Inc.	51,136	3,618,895
Lithia Motors Inc. Class A	4,985	476,167
Lowe’s Companies Inc.	181,720	13,122,001
Lumber Liquidators Holdings Inc.[a,b]	5,623	110,604
MarineMax Inc.[a]	5,093	106,698
Michaels Companies Inc. (The)[a]	20,979	507,062
Monro Muffler Brake Inc.	6,757	413,326
Murphy USA Inc.[a,b]	7,082	505,372
New York & Co. Inc.[a]	6,953	15,714
O’Reilly Automotive Inc.[a]	19,817	5,550,940
Office Depot Inc.	101,929	363,887
Party City Holdco Inc.[a,b]	4,646	79,540
Penske Automotive Group Inc.	8,279	398,882
Perfumania Holdings Inc.[a]	1,739	3,791
Pier 1 Imports Inc.	17,511	74,247
Rent-A-Center Inc./TX	10,762	136,032
Restoration Hardware Holdings Inc.[a,b]	7,857	271,695
Ross Stores Inc.	79,735	5,126,960
Sally Beauty Holdings Inc.[a,b]	30,282	777,642
Sears Hometown and Outlet Stores Inc.[a]	2,539	12,517

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Select Comfort Corp.[a]	9,810	$211,896
Shoe Carnival Inc.	27	720
Signet Jewelers Ltd.	16,062	1,197,101
Sonic Automotive Inc. Class A	5,916	111,221
Sportsman’s Warehouse Holdings Inc.[a]	6,121	64,393
Stage Stores Inc.[b]	6,530	36,633
Staples Inc.	137,489	1,175,531
Stein Mart Inc.	44	279
Tailored Brands Inc.	9,768	153,358
Tandy Leather Factory Inc.[a]	1,283	9,828
Tiffany & Co.	22,646	1,644,779
Tile Shop Holdings Inc.[a,b]	5,788	95,791
Tilly’s Inc. Class Aa	2,230	20,940
TJX Companies Inc. (The)	134,408	10,051,030
Tractor Supply Co.	27,495	1,851,788
Trans World Entertainment Corp.[a]	2,549	8,794
Ulta Salon Cosmetics & Fragrance Inc.[a]	12,379	2,945,954
Urban Outfitters Inc.[a]	17,900	617,908
Vitamin Shoppe Inc.[a,b]	5,166	138,707
West Marine Inc.[a]	3,540	29,276
Williams-Sonoma Inc.	17,039	870,352
Winmark Corp.	359	37,882
Zumiez Inc.[a]	3,982	71,676

		111,839,186
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.19%
3D Systems Corp.[a,b]	21,732	390,089
Apple Inc.	1,113,701	125,903,898
AstroNova Inc.	1,126	16,699
Avid Technology Inc.[a,b]	6,391	50,745
Concurrent Computer Corp.	1,618	8,899
CPI Card Group Inc.[b]	3,102	18,736
Cray Inc.[a]	8,320	195,853
Crossroads Systems Inc.[a]	157	659
Diebold Inc.	14,600	361,934
Eastman Kodak Co.[a,b]	7,784	116,760
Electronics For Imaging Inc.[a]	9,645	471,833
Hewlett Packard Enterprise Co.	343,202	7,807,845
HP Inc.	351,804	5,463,516
Hutchinson Technology Inc.[a]	6,929	27,577
Immersion Corp.[a,b]	5,820	47,491
Intevac Inc.[a]	4,532	26,739
ITUS Corp.[a]	1,675	6,516

Security	Shares	Value
Lexmark International Inc. Class A	12,290	$491,108
NCR Corp.[a]	25,633	825,126
NetApp Inc.	59,476	2,130,430
Nimble Storage Inc.[a,b]	13,755	121,457
Pure Storage Inc. Class Aa,b	14,214	192,600
Quantum Corp.[a]	54,217	39,915
Seagate Technology PLC	61,672	2,377,456
Silicon Graphics International Corp.[a]	7,545	58,097
Super Micro Computer Inc.[a]	7,524	175,836
TransAct Technologies Inc.	1,764	13,001
USA Technologies Inc.[a]	7,383	41,382
Violin Memory Inc.[a]	4,865	3,551
Western Digital Corp.	59,033	3,451,660
Xplore Technologies Corp.[a]	2,038	4,891

		150,842,299
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Carter’s Inc.	10,404	902,131
Charles & Colvard Ltd.[a]	5,563	6,453
Cherokee Inc.[a]	1,812	18,664
Coach Inc.	57,287	2,094,413
Columbia Sportswear Co.	5,816	330,000
Crocs Inc.[a]	15,122	125,513
Crown Crafts Inc.	1,931	19,522
Culp Inc.	13	387
Deckers Outdoor Corp.[a,b]	6,560	390,648
Delta Apparel Inc.[a]	1,308	21,530
Differential Brands Group Inc.[a]	239	1,329
Forward Industries Inc.[a]	2,542	3,788
Fossil Group Inc.[a,b]	8,736	242,599
G-III Apparel Group Ltd.[a]	8,249	240,458
Hanesbrands Inc.	77,837	1,965,384
Iconix Brand Group Inc.[a,b]	10,575	85,869
Kate Spade & Co.[a]	26,465	453,345
Lakeland Industries Inc.[a]	1,277	12,706
lululemon athletica Inc.[a,b]	22,348	1,362,781
Michael Kors Holdings Ltd.[a]	36,357	1,701,144
Movado Group Inc.	3,526	75,738
Naked Brand Group Inc.[a,b]	1,061	1,719
NIKE Inc. Class B	276,659	14,566,096
Oxford Industries Inc.	3,158	213,797
Perry Ellis International Inc.[a]	2,523	48,643
PVH Corp.	16,699	1,845,240
Ralph Lauren Corp.	11,739	1,187,282
Rocky Brands Inc.	1,682	17,779
Sequential Brands Group Inc.[a,b]	6,018	48,144

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Skechers U.S.A. Inc. Class Aa	27,173	$622,262
Steven Madden Ltd.[a]	11,442	395,436
Superior Uniform Group Inc.	1,741	34,454
Under Armour Inc. Class Aa,b	37,627	1,455,412
Under Armour Inc. Class Ca	37,985	1,286,172
Unifi Inc.[a]	3,029	89,143
Vera Bradley Inc.[a,b]	4,102	62,145
VF Corp.	68,631	3,846,768
Vince Holding Corp.[a,b]	4,691	26,457
Wolverine World Wide Inc.	20,929	481,995

		36,283,346
THRIFTS & MORTGAGE FINANCE — 0.20%
ASB Bancorp. Inc.[a]	817	21,389
Astoria Financial Corp.	19,074	278,480
Atlantic Coast Financial Corp.[a]	2,966	18,656
Bank Mutual Corp.	8,643	66,378
BankFinancial Corp.	29	368
Bear State Financial Inc.	2,668	24,519
Beneficial Bancorp. Inc.	15,906	233,977
BofI Holding Inc.[a,b]	11,584	259,482
Broadway Financial Corp./DEa	1,109	1,952
BSB Bancorp. Inc./MAa	1,805	42,291
Capitol Federal Financial Inc.	25,635	360,684
Central Federal Corp.[a,b]	3,916	5,522
Charter Financial Corp./MD	3,083	39,709
Chicopee Bancorp. Inc.	880	16,280
Citizens Community Bancorp. Inc./WI	799	8,933
Clifton Bancorp. Inc.	4,821	73,713
Coastway Bancorp. Inc.[a]	858	11,755
Dime Community Bancshares Inc.	6,372	106,795
Elmira Savings Bank[b]	637	12,574
Entegra Financial Corp.[a]	1,300	23,868
Equitable Financial Corp.[a]	747	6,551
ESSA Bancorp. Inc.	1,919	26,540
Essent Group Ltd.[a]	13,774	366,526
EverBank Financial Corp.	16,298	315,529
Federal Agricultural Mortgage Corp. Class C	1,932	76,314
First Capital Inc.	627	19,920
First Defiance Financial Corp.	1,902	84,905
Flagstar Bancorp. Inc.[a]	4,028	111,777
FS Bancorp. Inc.	626	18,279
Georgetown Bancorp. Inc.	222	4,633
Greene County Bancorp. Inc.	636	10,602
Guaranty Federal Bancshares Inc.	825	13,217

Security	Shares	Value
Hamilton Bancorp. Inc./MDa	790	$10,768
Hingham Institution for Savings	262	36,287
HMN Financial Inc.[a]	848	12,050
Home Bancorp. Inc.	1,139	31,892
Home Federal Bancorp. Inc./LAb	253	6,001
HomeStreet Inc.[a]	4,088	102,445
HopFed Bancorp. Inc.	1,220	13,676
IF Bancorp. Inc.	697	12,992
IMPAC Mortgage Holdings Inc.[a,b]	1,706	22,502
Jacksonville Bancorp. Inc./IL	232	6,554
Kearny Financial Corp./MD	3,835	52,194
Kentucky First Federal Bancorp.	844	7,090
Lake Shore Bancorp. Inc.	652	8,704
Lake Sunapee Bank Group	1,763	31,857
LendingTree Inc.[a,b]	1,416	137,225
Magyar Bancorp. Inc.[a]	714	7,483
Malvern Bancorp. Inc.[a]	1,212	20,216
Meridian Bancorp. Inc.	10,248	159,561
Meta Financial Group Inc.	1,508	91,400
MGIC Investment Corp.[a]	70,564	564,512
MSB Financial Corp./MDa	650	8,782
Nationstar Mortgage Holdings Inc.[a,b]	7,908	117,117
New York Community Bancorp. Inc.	100,185	1,425,633
NMI Holdings Inc. Class Aa	10,671	81,313
Northfield Bancorp. Inc.	8,395	135,160
Northwest Bancshares Inc.	20,797	326,721
Ocean Shore Holding Co.	1,130	25,595
OceanFirst Financial Corp.	4,133	79,602
Oconee Federal Financial Corp.	212	5,071
Ocwen Financial Corp.[a,b]	24,532	90,032
Oritani Financial Corp.	7,663	120,462
Pathfinder Bancorp. Inc.	713	8,691
PB Bancorp Inc.	698	6,059
PHH Corp.[a]	9,063	130,960
Poage Bankshares Inc.	661	12,790
Provident Bancorp. Inc.[a]	1,995	31,122
Provident Financial Holdings Inc.	1,291	25,252
Provident Financial Services Inc.	12,352	262,233
Prudential Bancorp. Inc.[b]	1,742	25,224
Radian Group Inc.	43,704	592,189
Riverview Bancorp. Inc.	4,675	25,152
Security National Financial Corp. Class Aa	2,557	14,933
Severn Bancorp. Inc.[a]	1,802	11,713
SI Financial Group Inc.	2,182	28,802

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Southern Missouri Bancorp. Inc.	1,131	$28,162
Stonegate Mortgage Corp.[a]	4,953	22,685
Territorial Bancorp. Inc.	1,765	50,585
TFS Financial Corp.	13,492	240,293
Timberland Bancorp. Inc./WA	1,273	20,050
TrustCo Bank Corp. NY	19,348	137,177
United Community Bancorp.	811	12,230
United Community Financial Corp./OH	9,786	69,578
United Financial Bancorp. Inc.	10,222	141,473
Walker & Dunlop Inc.[a]	5,559	140,420
Walter Investment Management Corp.[a,b]	7,721	31,347
Washington Federal Inc.	18,972	506,173
Waterstone Financial Inc.	5,478	93,071
Wayne Savings Bancshares Inc.	682	9,378
Westfield Financial Inc.	3,180	24,327
Wolverine Bancorp. Inc.	283	7,633
WSFS Financial Corp.	5,685	207,446
WVS Financial Corp.	222	2,822

		9,332,985
TOBACCO — 1.38%
22nd Century Group Inc.[a,b]	11,243	16,302
Alliance One International Inc.[a]	1,854	35,448
Altria Group Inc.	400,865	25,346,694
Philip Morris International Inc.	322,535	31,356,853
Reynolds American Inc.	171,504	8,086,414
Universal Corp./VA	4,630	269,559
Vector Group Ltd.	19,413	417,962

		65,529,232
TRADING COMPANIES & DISTRIBUTORS — 0.30%
AeroCentury Corp.[a]	249	2,219
Air Lease Corp.	19,527	558,082
Aircastle Ltd.	12,651	251,249
Applied Industrial Technologies Inc.	8,135	380,230
Beacon Roofing Supply Inc.[a]	12,229	514,474
BlueLinx Holdings Inc.[a]	723	6,485
BMC Stock Holdings Inc.[a]	10,273	182,140
CAI International Inc.[a,b]	3,615	29,896
DXP Enterprises Inc.[a,b]	2,667	75,183
Empire Resources Inc.	863	4,263
EnviroStar Inc.	1,170	9,547
Fastenal Co.	59,423	2,482,693
GATX Corp.[b]	8,656	385,625
General Finance Corp.[a,b]	2,736	12,312

Security	Shares	Value
H&E Equipment Services Inc.	6,469	$108,420
HD Supply Holdings Inc.[a]	37,971	1,214,313
Herc Holdings Inc.[a]	4,594	154,818
Houston Wire & Cable Co.	3,762	23,287
Huttig Building Products Inc.[a]	3,524	20,369
Kaman Corp.	5,584	245,249
Lawson Products Inc./DEa	1,184	20,992
MRC Global Inc.[a]	20,695	340,019
MSC Industrial Direct Co. Inc. Class A	9,885	725,658
Neff Corp.[a]	2,144	20,368
NOW Inc.[a]	22,176	475,232
Rush Enterprises Inc. Class Aa	5,608	137,284
Rush Enterprises Inc. Class Ba	1,917	46,602
Titan Machinery Inc.[a,b]	3,630	37,752
Transcat Inc.[a]	1,632	17,136
Triton International Ltd.	6,260	82,569
United Rentals Inc.[a]	18,282	1,434,954
Univar Inc.[a]	13,414	293,096
Veritiv Corp.[a,b]	1,747	87,647
Watsco Inc.	5,355	754,519
WESCO International Inc.[a,b]	8,815	542,034
Willis Lease Finance Corp.[a]	1,136	27,003
WW Grainger Inc.	11,620	2,612,641

		14,316,360
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	15,411	1,282,812

		1,282,812
WATER UTILITIES — 0.11%
American States Water Co.	7,521	301,216
American Water Works Co. Inc.	36,567	2,736,674
Aqua America Inc.	36,465	1,111,453
Artesian Resources Corp. Class A	1,694	48,347
Cadiz Inc.[a,b]	3,717	27,543
California Water Service Group	9,963	319,713
Connecticut Water Service Inc.	2,391	118,904
Middlesex Water Co.	3,496	123,199
Pure Cycle Corp.[a]	3,581	20,555
SJW Corp.	3,569	155,894
York Water Co. (The)	2,686	79,667

		5,043,165
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a]	6,903	70,963
NII Holdings Inc.[a]	20,816	69,317

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2016

Security	Shares	Value
Shenandoah Telecommunications Co.	9,371	$254,985
Spok Holdings Inc.	4,114	73,312
Sprint Corp.[a,b]	150,176	995,667
T-Mobile U.S. Inc.[a]	58,019	2,710,648
Telephone & Data Systems Inc.	19,497	529,928
U.S. Cellular Corp.[a]	2,709	98,445

		4,803,265

TOTAL COMMON STOCKS
(Cost: $4,186,011,906)		4,719,172,478

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
SAExploration Holdings Inc. Series A (Expires 7/27/21)[a]	19	—
SAExploration Holdings Inc. Series B (Expires 7/27/21)[a]	19	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.38%

MONEY MARKET FUNDS — 3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	156,129,571	156,129,571
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	3,834,005	3,834,005

		159,963,576

TOTAL SHORT-TERM INVESTMENTS (Cost: $159,963,576)		159,963,576

TOTAL INVESTMENTS IN SECURITIES — 103.11%
(Cost: $4,345,975,482)		4,879,136,054
Other Assets, Less Liabilities — (3.11)%		(147,038,581)

NET ASSETS — 100.00%		$4,732,097,473

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	91	Dec. 2016	Chicago Mercantile	$9,791,787	$9,829,820	$38,033
S&P MidCap 400 E-Mini	8	Dec. 2016	Chicago Mercantile	1,242,238	1,239,680	(2,558)

				Net unrealized appreciation		$35,475

See notes to financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 1.97%
B/E Aerospace Inc.	79,032	$4,082,793
Boeing Co. (The)	464,157	61,148,043
BWX Technologies Inc.	72,209	2,770,659
General Dynamics Corp.	189,722	29,437,266
HEICO Corp.	15,064	1,042,429
HEICO Corp. Class A	29,589	1,790,430
Hexcel Corp.	71,707	3,176,620
Huntington Ingalls Industries Inc.	36,325	5,572,982
L-3 Communications Holdings Inc.	59,533	8,973,409
Lockheed Martin Corp.	197,815	47,420,212
Northrop Grumman Corp.	129,377	27,680,209
Orbital ATK Inc.	45,179	3,443,995
Raytheon Co.	230,944	31,438,407
Rockwell Collins Inc.	101,278	8,541,787
Spirit AeroSystems Holdings Inc. Class Aa,b	102,883	4,582,409
Textron Inc.	210,060	8,349,885
TransDigm Group Inc.[a]	38,962	11,264,693
United Technologies Corp.	604,017	61,368,127

		322,084,355
AIR FREIGHT & LOGISTICS — 0.66%
CH Robinson Worldwide Inc.	110,264	7,769,201
Expeditors International of Washington Inc.	140,646	7,246,082
FedEx Corp.	194,077	33,901,370
United Parcel Service Inc. Class B	538,046	58,840,711

		107,757,364
AIRLINES — 0.53%
Alaska Air Group Inc.	92,653	6,102,127
American Airlines Group Inc.	411,435	15,062,635
Copa Holdings SA Class Ab	24,102	2,119,289
Delta Air Lines Inc.	599,332	23,589,708
JetBlue Airways Corp.[a]	249,347	4,298,742
Southwest Airlines Co.	496,687	19,316,158
Spirit Airlines Inc.[a]	55,680	2,368,070
United Continental Holdings Inc.[a]	261,107	13,700,284

		86,557,013
AUTO COMPONENTS — 0.45%
BorgWarner Inc.	168,182	5,916,643
Delphi Automotive PLC	212,215	15,135,174
Gentex Corp.	219,240	3,849,854
Goodyear Tire & Rubber Co. (The)	206,817	6,680,189
Johnson Controls International PLC	711,614	33,111,377
Lear Corp.	57,186	6,932,087
Visteon Corp.	26,644	1,909,309

		73,534,633
AUTOMOBILES — 0.61%
Ford Motor Co.	3,020,641	36,459,137
General Motors Co.	1,090,358	34,640,674
Harley-Davidson Inc.	140,235	7,374,958

Security	Shares	Value
Tesla Motors Inc.[a,b]	90,998	$18,566,322
Thor Industries Inc.	37,261	3,156,007

		100,197,098
BANKS — 5.20%
Associated Banc-Corp.	116,579	2,283,783
Bank of America Corp.	7,998,954	125,183,630
Bank of Hawaii Corp.	33,328	2,420,279
BankUnited Inc.	76,793	2,319,149
BB&T Corp.	631,984	23,838,436
BOK Financial Corp.	19,826	1,367,399
CIT Group Inc.	154,145	5,595,464
Citigroup Inc.	2,285,194	107,929,713
Citizens Financial Group Inc.	412,440	10,191,392
Comerica Inc.	135,744	6,423,406
Commerce Bancshares Inc./MO	64,345	3,169,635
Cullen/Frost Bankers Inc.	41,464	2,982,920
East West Bancorp. Inc.	112,144	4,116,806
Fifth Third Bancorp.	594,880	12,171,245
First Hawaiian Inc.[a]	18,891	507,412
First Horizon National Corp.	178,172	2,713,560
First Republic Bank/CA	113,593	8,759,156
Huntington Bancshares Inc./OH	836,235	8,245,277
JPMorgan Chase & Co.	2,833,088	188,655,330
KeyCorp	838,459	10,204,046
M&T Bank Corp.	116,311	13,503,707
PacWest Bancorp.	91,844	3,941,026
People’s United Financial Inc.	240,405	3,803,207
PNC Financial Services Group Inc. (The)[c]	388,419	34,992,668
Popular Inc.	79,457	3,036,847
Regions Financial Corp.	987,874	9,750,316
Signature Bank/New York NYa	40,883	4,842,591
SunTrust Banks Inc.	390,036	17,083,577
SVB Financial Group[a]	40,087	4,431,217
Synovus Financial Corp.	97,124	3,159,444
TCF Financial Corp.	121,516	1,763,197
U.S. Bancorp.	1,263,365	54,185,725
Wells Fargo & Co.	3,556,227	157,469,732
Western Alliance Bancorp.[a,b]	72,243	2,712,002
Zions BanCorp.	157,009	4,870,419

		848,623,713
BEVERAGES — 1.99%
Brown-Forman Corp. Class A	42,526	2,115,668
Brown-Forman Corp. Class B	155,116	7,358,703
Coca-Cola Co. (The)	3,031,736	128,303,068
Constellation Brands Inc. Class A	128,654	21,419,604
Dr Pepper Snapple Group Inc.	144,134	13,160,876
Molson Coors Brewing Co. Class B	133,662	14,676,088
Monster Beverage Corp.[a]	108,478	15,925,655
PepsiCo Inc.	1,123,947	122,251,715

		325,211,377
BIOTECHNOLOGY — 3.03%
AbbVie Inc.	1,259,150	79,414,590
ACADIA Pharmaceuticals Inc.[a,b]	74,479	2,369,177
Agios Pharmaceuticals Inc.[a,b]	21,958	1,159,822
Alexion Pharmaceuticals Inc.[a]	168,736	20,676,909
Alkermes PLC[a]	116,426	5,475,515
Alnylam Pharmaceuticals Inc.[a]	57,906	3,924,869

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
Amgen Inc.	584,587	$97,514,957
Biogen Inc.[a]	170,238	53,289,601
BioMarin Pharmaceutical Inc.[a]	132,585	12,266,764
Celgene Corp.[a]	597,782	62,486,152
Gilead Sciences Inc.	1,030,972	81,570,505
Incyte Corp.[a]	126,651	11,941,923
Intercept Pharmaceuticals Inc.[a,b]	12,718	2,093,256
Intrexon Corp.[a,b]	42,835	1,200,237
Ionis Pharmaceuticals Inc.[a,b]	93,647	3,431,226
Juno Therapeutics Inc.[a,b]	48,603	1,458,576
Neurocrine Biosciences Inc.[a]	66,551	3,370,143
OPKO Health Inc.[a,b]	248,990	2,636,804
Regeneron Pharmaceuticals Inc.[a]	60,295	24,239,796
Seattle Genetics Inc.[a,b]	74,433	4,020,126
United Therapeutics Corp.[a,b]	34,128	4,029,834
Vertex Pharmaceuticals Inc.[a]	191,415	16,693,302

		495,264,084
BUILDING PRODUCTS — 0.24%
Allegion PLC	74,325	5,121,736
AO Smith Corp.	56,855	5,616,705
Armstrong World Industries Inc.[a]	35,912	1,483,884
Fortune Brands Home & Security Inc.	119,098	6,919,594
Lennox International Inc.	30,824	4,840,293
Masco Corp.	258,435	8,866,905
Owens Corning	88,791	4,740,551
USG Corp.[a]	67,440	1,743,324

		39,332,992
CAPITAL MARKETS — 2.65%
Affiliated Managers Group Inc.[a]	41,658	6,027,913
Ameriprise Financial Inc.	122,120	12,183,912
Artisan Partners Asset Management Inc.	28,815	783,768
Bank of New York Mellon Corp. (The)	814,270	32,473,088
BlackRock Inc.[c]	97,199	35,230,750
CBOE Holdings Inc.	62,679	4,064,733
Charles Schwab Corp. (The)	905,885	28,598,789
CME Group Inc.	262,599	27,446,848
E*TRADE Financial Corp.[a]	216,340	6,299,821
Eaton Vance Corp. NVS	84,888	3,314,876
FactSet Research Systems Inc.	30,951	5,017,157
Federated Investors Inc. Class B	68,034	2,015,847
Franklin Resources Inc.	280,958	9,993,676
Goldman Sachs Group Inc. (The)	300,111	48,398,901
Interactive Brokers Group Inc. Class A	48,916	1,725,267
Intercontinental Exchange Inc.	91,440	24,630,278
Invesco Ltd.	320,276	10,015,031
Lazard Ltd. Class A	98,698	3,588,659
Legg Mason Inc.	81,395	2,725,105
LPL Financial Holdings Inc.	66,533	1,990,002
MarketAxess Holdings Inc.	28,355	4,695,304
Moody’s Corp.	131,722	14,262,858
Morgan Stanley	1,110,199	35,592,980
Morningstar Inc.	13,842	1,097,255
MSCI Inc.	70,466	5,914,916
Nasdaq Inc.	86,781	5,861,189
Northern Trust Corp.	161,121	10,954,617
NorthStar Asset Management Group Inc.	142,793	1,846,314
Raymond James Financial Inc.	97,954	5,701,902
S&P Global Inc.	204,847	25,925,436
SEI Investments Co.	98,830	4,507,636

Security	Shares	Value
State Street Corp.	307,234	$21,392,703
T Rowe Price Group Inc.	188,839	12,557,794
TD Ameritrade Holding Corp.	192,627	6,788,176
Thomson Reuters Corp.	233,728	9,671,665

		433,295,166
CHEMICALS — 2.12%
Air Products & Chemicals Inc.	152,017	22,854,236
Albemarle Corp.	86,818	7,422,071
Ashland Global Holdings Inc.	47,928	5,557,252
Axalta Coating Systems Ltd.[a]	127,456	3,603,181
Cabot Corp.	47,114	2,469,245
Celanese Corp. Series A	114,998	7,654,267
CF Industries Holdings Inc.	180,509	4,395,394
Dow Chemical Co. (The)	872,979	45,246,501
Eastman Chemical Co.	114,594	7,755,722
Ecolab Inc.	202,478	24,645,622
EI du Pont de Nemours & Co.	680,200	45,552,994
FMC Corp.	103,441	5,000,338
Huntsman Corp.	153,384	2,495,558
International Flavors & Fragrances Inc.	61,948	8,856,705
LyondellBasell Industries NV Class A	269,566	21,743,193
Monsanto Co.	339,289	34,675,336
Mosaic Co. (The)	272,841	6,673,691
NewMarket Corp.	5,688	2,441,972
Platform Specialty Products Corp.[a,b]	151,031	1,224,861
PPG Industries Inc.	206,056	21,297,948
Praxair Inc.	221,913	26,813,748
RPM International Inc.	100,887	5,419,650
Scotts Miracle-Gro Co. (The) Class A	34,895	2,905,707
Sherwin-Williams Co. (The)	62,501	17,291,527
Valspar Corp. (The)	60,733	6,441,949
Westlake Chemical Corp.	29,341	1,569,743
WR Grace & Co.	54,531	4,024,388

		346,032,799
COMMERCIAL SERVICES & SUPPLIES — 0.39%
Cintas Corp.	69,178	7,789,443
Clean Harbors Inc.[a]	40,491	1,942,758
Copart Inc.[a]	75,691	4,054,010
Covanta Holding Corp.	92,426	1,422,436
KAR Auction Services Inc.	106,592	4,600,511
Pitney Bowes Inc.	147,891	2,685,701
Republic Services Inc.	183,616	9,263,427
Rollins Inc.	74,482	2,180,833
RR Donnelley & Sons Co.	161,459	2,538,135
Stericycle Inc.[a]	63,852	5,117,099
Waste Management Inc.	344,604	21,971,951

		63,566,304
COMMUNICATIONS EQUIPMENT — 1.11%
Arista Networks Inc.[a,b]	30,176	2,567,374
ARRIS International PLC[a,b]	145,980	4,135,613
Brocade Communications Systems Inc.	310,472	2,865,657
Cisco Systems Inc.	3,917,209	124,253,869
CommScope Holding Co. Inc.[a]	99,123	2,984,593
EchoStar Corp. Class Aa	35,308	1,547,550
F5 Networks Inc.[a,b]	51,940	6,473,802
Harris Corp.	97,247	8,908,798
Juniper Networks Inc.	289,262	6,959,644

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
Motorola Solutions Inc.	135,890	$10,365,689
Palo Alto Networks Inc.[a,b]	67,689	10,784,888

		181,847,477
CONSTRUCTION & ENGINEERING — 0.14%
AECOM[a,b]	117,864	3,504,097
Chicago Bridge & Iron Co. NV	80,714	2,262,413
Fluor Corp.	107,924	5,538,660
Jacobs Engineering Group Inc.[a]	92,703	4,794,599
KBR Inc.	111,262	1,683,394
Quanta Services Inc.[a,b]	111,312	3,115,623
Valmont Industries Inc.	17,163	2,309,625

		23,208,411
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	36,161	2,795,245
Martin Marietta Materials Inc.	49,467	8,860,035
Vulcan Materials Co.	103,063	11,721,355

		23,376,635
CONSUMER FINANCE — 0.74%
Ally Financial Inc.	343,774	6,693,280
American Express Co.	622,295	39,851,772
Capital One Financial Corp.	396,820	28,503,581
Credit Acceptance Corp.[a,b]	6,527	1,312,384
Discover Financial Services	319,164	18,048,724
Navient Corp.	254,677	3,685,176
OneMain Holdings Inc.[a,b]	41,820	1,294,329
Santander Consumer USA Holdings Inc.[a]	81,627	992,584
SLM Corp.[a]	333,733	2,492,985
Synchrony Financial	650,190	18,205,320

		121,080,135
CONTAINERS & PACKAGING — 0.51%
AptarGroup Inc.	47,907	3,708,481
Avery Dennison Corp.	69,395	5,398,237
Ball Corp.	133,011	10,900,252
Bemis Co. Inc.	72,971	3,722,251
Berry Plastics Group Inc.[a]	93,586	4,103,746
Crown Holdings Inc.[a]	104,164	5,946,723
Graphic Packaging Holding Co.	246,215	3,444,548
International Paper Co.	319,010	15,306,100
Owens-Illinois Inc.[a,b]	126,039	2,317,857
Packaging Corp. of America	72,358	5,879,811
Sealed Air Corp.	153,181	7,018,753
Silgan Holdings Inc.	31,324	1,584,681
Sonoco Products Co.	76,795	4,057,080
WestRock Co.	195,034	9,455,248

		82,843,768
DISTRIBUTORS — 0.14%
Genuine Parts Co.	113,689	11,420,060
LKQ Corp.[a]	237,766	8,431,182
Pool Corp.	31,272	2,955,830

		22,807,072

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.08%
Graham Holdings Co. Class B	3,340	$1,607,776
H&R Block Inc.	173,882	4,025,368
Service Corp. International/U.S.	145,250	3,854,935
ServiceMaster Global Holdings Inc.[a,b]	104,957	3,534,952

		13,023,031
DIVERSIFIED FINANCIAL SERVICES — 1.36%
Berkshire Hathaway Inc. Class Ba	1,471,718	212,619,100
Leucadia National Corp.	254,553	4,846,689
Voya Financial Inc.	158,306	4,562,379

		222,028,168
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.45%
AT&T Inc.	4,794,776	194,715,853
CenturyLink Inc.	418,408	11,476,932
Frontier Communications Corp.	904,384	3,762,237
Level 3 Communications Inc.[a]	227,512	10,552,007
SBA Communications Corp. Class Aa	96,871	10,865,051
Verizon Communications Inc.	3,175,782	165,077,148
Zayo Group Holdings Inc.[a]	126,398	3,755,285

		400,204,513
ELECTRIC UTILITIES — 1.96%
Alliant Energy Corp.	176,075	6,745,433
American Electric Power Co. Inc.	382,665	24,570,920
Avangrid Inc.	43,407	1,813,544
Duke Energy Corp.	536,505	42,941,860
Edison International	245,807	17,759,556
Entergy Corp.	139,315	10,689,640
Eversource Energy	246,993	13,382,081
Exelon Corp.	689,515	22,953,954
FirstEnergy Corp.	331,305	10,959,569
Great Plains Energy Inc.	120,119	3,278,048
Hawaiian Electric Industries Inc.	83,574	2,494,684
ITC Holdings Corp.	116,556	5,417,523
NextEra Energy Inc.	358,375	43,836,430
OGE Energy Corp.	154,821	4,895,440
PG&E Corp.	385,975	23,610,091
Pinnacle West Capital Corp.	85,856	6,524,197
PPL Corp.	527,025	18,219,254
Southern Co. (The)	731,088	37,504,814
Westar Energy Inc.	109,546	6,216,736
Xcel Energy Inc.	395,415	16,267,373

		320,081,147
ELECTRICAL EQUIPMENT — 0.54%
Acuity Brands Inc.	33,856	8,958,298
AMETEK Inc.	179,437	8,573,500
Eaton Corp. PLC	355,378	23,351,888
Emerson Electric Co.	498,025	27,147,343
Hubbell Inc.	42,502	4,579,165
Regal Beloit Corp.	34,814	2,071,085
Rockwell Automation Inc.	101,070	12,364,904
Solarcity Corp.[a,b]	50,641	990,538

		88,036,721

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Amphenol Corp. Class A	233,269	$15,143,823
Arrow Electronics Inc.[a]	70,374	4,501,825
Avnet Inc.	99,321	4,078,120
CDW Corp./DE	125,987	5,761,385
Cognex Corp.	62,852	3,322,357
Corning Inc.	836,595	19,785,472
Dolby Laboratories Inc. Class A	39,576	2,148,581
Fitbit Inc.[a,b]	97,553	1,447,687
FLIR Systems Inc.	106,630	3,350,315
Ingram Micro Inc. Class A	112,768	4,021,307
IPG Photonics Corp.[a,b]	27,382	2,254,908
Jabil Circuit Inc.	144,685	3,157,027
Keysight Technologies Inc.[a]	132,828	4,209,319
National Instruments Corp.	80,066	2,273,874
Trimble Navigation Ltd.[a]	194,879	5,565,744
VeriFone Systems Inc.[a]	84,229	1,325,764
Zebra Technologies Corp. Class Aa,b	40,110	2,792,057

		85,139,565
ENERGY EQUIPMENT & SERVICES — 1.09%
Baker Hughes Inc.	340,695	17,194,877
Diamond Offshore Drilling Inc.	50,260	885,079
Dril-Quip Inc.[a]	29,275	1,631,788
Ensco PLC Class A	233,900	1,988,150
FMC Technologies Inc.[a]	176,124	5,225,599
Frank’s International NVb	28,342	368,446
Halliburton Co.	666,422	29,909,019
Helmerich & Payne Inc.[b]	75,216	5,062,037
Nabors Industries Ltd.	213,424	2,595,236
National Oilwell Varco Inc.	294,219	10,809,606
Noble Corp. PLC	193,104	1,224,279
Oceaneering International Inc.	76,315	2,099,426
Patterson-UTI Energy Inc.	113,045	2,528,817
Rowan Companies PLC Class A	99,671	1,511,012
RPC Inc.[a]	46,241	776,849
Schlumberger Ltd.	1,083,099	85,174,905
Superior Energy Services Inc.	118,499	2,121,132
Transocean Ltd.[b]	267,230	2,848,672
Weatherford International PLC[a,b]	697,951	3,922,485

		177,877,414
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.01%
Alexandria Real Estate Equities Inc.[b]	60,047	6,531,312
American Campus Communities Inc.	101,125	5,144,229
American Capital Agency Corp.	253,506	4,953,507
American Homes 4 Rent Class A	128,844	2,788,184
American Tower Corp.	327,806	37,150,254
Annaly Capital Management Inc.[b]	786,862	8,262,051
Apartment Investment & Management Co. Class A	120,724	5,542,439
Apple Hospitality REIT Inc.	127,181	2,354,120
AvalonBay Communities Inc.	106,469	18,934,447
Boston Properties Inc.	118,997	16,218,101
Brandywine Realty Trust	133,105	2,079,100
Brixmor Property Group Inc.[b]	148,082	4,115,199
Camden Property Trust	66,108	5,535,884
Care Capital Properties Inc.[b]	64,902	1,849,707
Chimera Investment Corp.	145,562	2,321,714
Columbia Property Trust Inc.	97,307	2,178,704
Communications Sales & Leasing Inc.[a,b]	94,534	2,969,313

Security	Shares	Value
Corporate Office Properties Trust	74,392	$2,109,013
Corrections Corp. of America	90,553	1,255,970
Crown Castle International Corp.	261,028	24,591,448
CubeSmart[b]	137,369	3,744,679
CyrusOne Inc.[b]	54,692	2,601,698
DCT Industrial Trust Inc.	69,706	3,384,226
DDR Corp.	238,182	4,151,512
Digital Realty Trust Inc.[b]	114,290	11,099,845
Douglas Emmett Inc.	108,231	3,964,502
Duke Realty Corp.	269,782	7,373,142
Empire State Realty Trust Inc. Class A	93,929	1,967,813
EPR Properties	48,808	3,843,142
Equinix Inc.	53,744	19,361,276
Equity Commonwealth[a]	94,480	2,855,186
Equity Lifestyle Properties Inc.	59,148	4,565,043
Equity One Inc.	70,813	2,167,586
Equity Residential	277,236	17,834,592
Essex Property Trust Inc.	50,740	11,299,798
Extra Space Storage Inc.	93,936	7,459,458
Federal Realty Investment Trust	55,016	8,468,613
Forest City Realty Trust Inc. Class A	176,811	4,089,638
General Growth Properties Inc.	447,981	12,364,276
HCP Inc.[b]	363,718	13,803,098
Healthcare Trust of America Inc. Class A	105,014	3,425,557
Highwoods Properties Inc.	74,121	3,863,187
Hospitality Properties Trust	108,640	3,228,781
Host Hotels & Resorts Inc.[b]	573,150	8,923,945
Iron Mountain Inc.	202,209	7,588,904
Kilroy Realty Corp.	70,067	4,859,146
Kimco Realty Corp.	314,318	9,099,506
Lamar Advertising Co. Class A	63,463	4,144,769
Liberty Property Trust	114,139	4,605,509
Life Storage Inc.	35,728	3,177,648
Macerich Co. (The)	111,737	9,036,171
MFA Financial Inc.	290,835	2,175,446
Mid-America Apartment Communities Inc.[b]	58,333	5,482,719
National Retail Properties Inc.[b]	110,616	5,624,824
NorthStar Realty Finance Corp.	140,532	1,850,806
Omega Healthcare Investors Inc.[b]	142,538	5,052,972
Outfront Media Inc.	107,436	2,540,861
Paramount Group Inc.	139,692	2,289,552
Piedmont Office Realty Trust Inc. Class Ab	111,919	2,436,477
Pinnacle Entertainment Inc.	144,875	4,846,069
Post Properties Inc.	40,756	2,695,194
Prologis Inc.	405,462	21,708,435
Public Storage	114,656	25,584,340
Rayonier Inc.	94,955	2,520,106
Realty Income Corp.[b]	200,526	13,421,205
Regency Centers Corp.[b]	80,357	6,226,864
Retail Properties of America Inc. Class A	183,819	3,088,159
Senior Housing Properties Trust	175,047	3,975,317
Simon Property Group Inc.	239,415	49,561,299
SL Green Realty Corp.	75,975	8,212,897
Spirit Realty Capital Inc.[b]	373,313	4,976,262
Starwood Property Trust Inc.[b]	179,437	4,040,921
STORE Capital Corp.	116,753	3,440,711
Sun Communities Inc.[b]	48,375	3,796,470
Tanger Factory Outlet Centers Inc.	72,790	2,835,898
Taubman Centers Inc.	44,874	3,339,074
Two Harbors Investment Corp.	269,358	2,297,624
UDR Inc.	205,338	7,390,115
Ventas Inc.	262,398	18,533,171
VEREIT Inc.	752,206	7,800,376

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
Vornado Realty Trust	133,502	$13,511,737
Weingarten Realty Investors	90,118	3,512,800
Welltower Inc.	277,378	20,739,553
Weyerhaeuser Co.	576,440	18,411,494
WP Carey Inc.	80,533	5,196,794

		654,353,484
FOOD & STAPLES RETAILING — 2.00%
Casey’s General Stores Inc.	30,082	3,614,352
Costco Wholesale Corp.	338,937	51,691,282
CVS Health Corp.	835,074	74,313,235
Kroger Co. (The)	738,828	21,928,415
Rite Aid Corp.[a]	796,929	6,128,384
Sprouts Farmers Market Inc.[a]	108,050	2,231,233
Sysco Corp.	407,605	19,976,721
U.S. Foods Holding Corp.[a]	34,575	816,316
Wal-Mart Stores Inc.	1,177,284	84,905,722
Walgreens Boots Alliance Inc.	669,024	53,936,715
Whole Foods Market Inc.	248,141	7,034,797

		326,577,172
FOOD PRODUCTS — 1.76%
Archer-Daniels-Midland Co.	446,813	18,842,104
Blue Buffalo Pet Products Inc.[a,b]	46,158	1,096,714
Bunge Ltd.	107,650	6,376,110
Campbell Soup Co.	145,268	7,946,160
ConAgra Foods Inc.	339,817	16,008,779
Flowers Foods Inc.	135,960	2,055,715
General Mills Inc.	462,206	29,525,719
Hain Celestial Group Inc. (The)[a]	78,720	2,800,858
Hershey Co. (The)	109,094	10,429,386
Hormel Foods Corp.	210,994	8,003,002
Ingredion Inc.	55,591	7,396,938
JM Smucker Co. (The)	90,130	12,216,220
Kellogg Co.	193,118	14,960,852
Kraft Heinz Co. (The)	463,788	41,513,664
McCormick & Co. Inc./MD	90,072	8,999,994
Mead Johnson Nutrition Co.	145,406	11,488,528
Mondelez International Inc. Class A	1,162,428	51,030,589
Pilgrim’s Pride Corp.	45,823	967,782
Pinnacle Foods Inc.	89,374	4,483,894
Post Holdings Inc.[a]	49,623	3,829,407
TreeHouse Foods Inc.[a,b]	42,432	3,699,646
Tyson Foods Inc. Class A	226,243	16,893,565
WhiteWave Foods Co. (The)[a]	134,759	7,334,932

		287,900,558
GAS UTILITIES — 0.11%
Atmos Energy Corp.	78,406	5,838,895
National Fuel Gas Co.	57,025	3,083,342
Piedmont Natural Gas Co. Inc.	62,186	3,733,647
UGI Corp.	133,271	6,029,180

		18,685,064
HEALTH CARE EQUIPMENT & SUPPLIES — 2.76%
Abbott Laboratories	1,142,190	48,303,215
ABIOMED Inc.[a]	30,699	3,947,277
Alere Inc.[a]	67,013	2,897,642
Align Technology Inc.[a]	55,905	5,241,094

Security	Shares	Value
Baxter International Inc.	387,865	$18,462,374
Becton Dickinson and Co.	162,573	29,219,245
Boston Scientific Corp.[a]	1,047,182	24,922,932
Cooper Companies Inc. (The)	36,811	6,598,740
CR Bard Inc.	57,070	12,799,660
Danaher Corp.	470,810	36,906,796
DENTSPLY SIRONA Inc.	178,911	10,632,681
DexCom Inc.[a]	63,625	5,577,367
Edwards Lifesciences Corp.[a]	163,993	19,770,996
Hill-Rom Holdings Inc.	50,680	3,141,146
Hologic Inc.[a]	217,440	8,443,195
IDEXX Laboratories Inc.[a]	69,170	7,797,534
Intuitive Surgical Inc.[a]	29,337	21,264,338
Medtronic PLC	1,091,348	94,292,467
ResMed Inc.	108,024	6,998,875
St. Jude Medical Inc.	216,070	17,233,743
Stryker Corp.	261,619	30,455,068
Teleflex Inc.	34,065	5,724,623
Varian Medical Systems Inc.[a,b]	73,817	7,347,006
West Pharmaceutical Services Inc.	55,533	4,137,209
Zimmer Biomet Holdings Inc.	143,442	18,650,329

		450,765,552
HEALTH CARE PROVIDERS & SERVICES — 2.48%
Acadia Healthcare Co. Inc.[a,b]	56,403	2,794,769
Aetna Inc.	264,165	30,497,849
AmerisourceBergen Corp.	138,423	11,181,810
Amsurg Corp.[a]	41,626	2,791,023
Anthem Inc.	204,675	25,647,824
Brookdale Senior Living Inc.[a,b]	144,322	2,518,419
Cardinal Health Inc.	253,398	19,689,025
Centene Corp.[a]	129,521	8,672,726
Cigna Corp.	197,456	25,732,466
DaVita Inc.[a]	129,857	8,579,652
Envision Healthcare Holdings Inc.[a]	144,565	3,219,463
Express Scripts Holding Co.[a]	492,049	34,704,216
HCA Holdings Inc.[a]	238,435	18,032,839
Henry Schein Inc.[a]	63,741	10,388,508
Humana Inc.	115,817	20,486,869
Laboratory Corp. of America Holdings[a]	79,616	10,945,608
LifePoint Health Inc.[a]	31,137	1,844,245
McKesson Corp.	174,760	29,141,230
MEDNAX Inc.[a]	71,488	4,736,080
Patterson Companies Inc.	65,581	3,012,791
Premier Inc.[a,b]	35,367	1,143,769
Quest Diagnostics Inc.	110,299	9,334,604
Tenet Healthcare Corp.[a,b]	62,058	1,406,234
UnitedHealth Group Inc.	729,527	102,133,780
Universal Health Services Inc. Class B	66,696	8,218,281
VCA Inc.[a]	60,155	4,209,647
WellCare Health Plans Inc.[a]	34,338	4,020,636

		405,084,363
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	144,401	1,901,761
athenahealth Inc.[a,b]	30,131	3,800,122
Cerner Corp.[a,b]	228,611	14,116,729
IMS Health Holdings Inc.[a]	117,071	3,669,005
Inovalon Holdings Inc.[a,b]	45,668	671,777
Veeva Systems Inc.[a]	74,293	3,066,815

		27,226,209

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.90%
Aramark	187,541	$7,132,184
Brinker International Inc.	43,261	2,181,652
Carnival Corp.	317,223	15,486,827
Chipotle Mexican Grill Inc.[a,b]	21,997	9,315,730
Choice Hotels International Inc.	25,493	1,149,224
Darden Restaurants Inc.	90,224	5,532,536
Domino’s Pizza Inc.	38,880	5,903,928
Dunkin’ Brands Group Inc.	70,963	3,695,753
Extended Stay America Inc.	56,993	809,301
Hilton Worldwide Holdings Inc.	408,026	9,356,036
Hyatt Hotels Corp. Class Aa,b	18,491	910,127
International Game Technology PLC	73,146	1,783,299
Las Vegas Sands Corp.	282,677	16,265,235
Marriott International Inc./MD Class A	250,624	16,874,514
McDonald’s Corp.	683,869	78,891,128
MGM Resorts International[a]	369,282	9,612,410
Norwegian Cruise Line Holdings Ltd.[a,b]	123,135	4,642,190
Panera Bread Co. Class Aa,b	17,269	3,362,620
Royal Caribbean Cruises Ltd.	131,151	9,829,767
Six Flags Entertainment Corp.	55,943	2,999,104
Starbucks Corp.	1,109,966	60,093,559
Vail Resorts Inc.	27,849	4,368,951
Wendy’s Co. (The)	163,761	1,768,619
Wyndham Worldwide Corp.	85,855	5,780,617
Wynn Resorts Ltd.	62,309	6,070,143
Yum! Brands Inc.	300,069	27,249,266

		311,064,720
HOUSEHOLD DURABLES — 0.53%
CalAtlantic Group Inc.	57,796	1,932,698
DR Horton Inc.	262,853	7,938,161
Garmin Ltd.	86,278	4,150,835
Harman International Industries Inc.	54,743	4,623,046
Leggett & Platt Inc.	102,615	4,677,192
Lennar Corp. Class A	139,938	5,924,975
Lennar Corp. Class B	7,496	251,641
Mohawk Industries Inc.[a]	48,014	9,619,125
Newell Brands Inc.	365,399	19,241,911
NVR Inc.[a]	2,708	4,440,768
PulteGroup Inc.	268,452	5,379,778
Tempur Sealy International Inc.[a,b]	41,194	2,337,347
Toll Brothers Inc.[a]	119,665	3,573,197
Tupperware Brands Corp.	39,141	2,558,647
Whirlpool Corp.	57,807	9,373,983

		86,023,304
HOUSEHOLD PRODUCTS — 1.82%
Church & Dwight Co. Inc.	199,791	9,573,985
Clorox Co. (The)	100,754	12,612,386
Colgate-Palmolive Co.	675,224	50,061,107
Energizer Holdings Inc.	47,855	2,390,836
Kimberly-Clark Corp.	279,413	35,245,156
Procter & Gamble Co. (The)[b]	2,053,819	184,330,255
Spectrum Brands Holdings Inc.	18,970	2,611,979

		296,825,704
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
AES Corp./VA	511,318	6,570,436

Security	Shares	Value
Calpine Corp.[a]	276,746	$3,498,070
NRG Energy Inc.	244,006	2,735,307

		12,803,813
INDUSTRIAL CONGLOMERATES — 2.33%
3M Co.	457,818	80,681,266
Carlisle Companies Inc.	48,465	4,971,055
General Electric Co.	7,162,104	212,141,520
Honeywell International Inc.	592,124	69,035,737
Roper Technologies Inc.	77,667	14,171,898

		381,001,476
INSURANCE — 2.85%
Aflac Inc.	312,366	22,449,744
Alleghany Corp.[a]	11,175	5,867,099
Allied World Assurance Co. Holdings AG	67,701	2,736,474
Allstate Corp. (The)	290,619	20,105,022
American Financial Group Inc./OH	52,930	3,969,750
American International Group Inc.	862,944	51,207,097
American National Insurance Co.	5,796	706,880
AmTrust Financial Services Inc.	68,299	1,832,462
Aon PLC	204,327	22,984,744
Arch Capital Group Ltd.[a]	88,795	7,037,892
Arthur J Gallagher & Co.	135,885	6,912,470
Aspen Insurance Holdings Ltd.	47,051	2,192,106
Assurant Inc.	47,833	4,412,594
Assured Guaranty Ltd.	102,974	2,857,529
Axis Capital Holdings Ltd.	70,769	3,844,880
Brown & Brown Inc.	90,076	3,396,766
Chubb Ltd.	359,593	45,182,861
Cincinnati Financial Corp.	116,768	8,806,643
CNA Financial Corp.	21,398	736,305
Endurance Specialty Holdings Ltd.	49,454	3,236,764
Erie Indemnity Co. Class A	18,982	1,937,493
Everest Re Group Ltd.	31,475	5,979,306
First American Financial Corp.	82,474	3,239,579
FNF Group	203,333	7,505,021
Hanover Insurance Group Inc. (The)	32,721	2,467,818
Hartford Financial Services Group Inc. (The)	304,242	13,027,643
Lincoln National Corp.	186,051	8,740,676
Loews Corp.	217,640	8,955,886
Markel Corp.[a]	10,581	9,827,315
Marsh & McLennan Companies Inc.	405,239	27,252,323
Mercury General Corp.	12,439	682,279
MetLife Inc.	723,377	32,139,640
Old Republic International Corp.	187,096	3,296,632
Principal Financial Group Inc.	208,326	10,730,872
ProAssurance Corp.	40,657	2,133,679
Progressive Corp. (The)	452,389	14,250,254
Prudential Financial Inc.	343,594	28,054,450
Reinsurance Group of America Inc.	49,442	5,336,770
RenaissanceRe Holdings Ltd.	32,021	3,847,643
Torchmark Corp.	92,003	5,878,072
Travelers Companies Inc. (The)	226,853	25,986,011
Unum Group	184,343	6,509,151
Validus Holdings Ltd.	58,137	2,896,385
White Mountains Insurance Group Ltd.	3,678	3,052,740
WR Berkley Corp.	74,724	4,316,058
XL Group Ltd.	214,626	7,217,872

		465,737,650

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 2.27%
Amazon.com Inc.[a]	302,685	$253,441,177
Expedia Inc.	92,921	10,845,739
Groupon Inc.[a,b]	283,452	1,459,778
Liberty Interactive Corp. QVC Group Series Aa	346,249	6,928,442
Liberty Ventures Series Aa	102,950	4,104,617
Netflix Inc.[a,b]	317,046	31,244,883
Priceline Group Inc. (The)[a]	38,493	56,642,065
TripAdvisor Inc.[a,b]	88,228	5,574,245

		370,240,946
INTERNET SOFTWARE & SERVICES — 4.34%
Akamai Technologies Inc.[a]	134,374	7,120,478
Alphabet Inc. Class Aa	228,479	183,710,825
Alphabet Inc. Class Ca	230,927	179,497,248
CommerceHub Inc. Series Aa	10,309	162,882
CommerceHub Inc. Series Ca	20,853	331,771
CoStar Group Inc.[a,b]	24,789	5,367,562
eBay Inc.[a]	829,862	27,302,460
Facebook Inc. Class Aa	1,746,323	224,000,851
GoDaddy Inc. Class Aa,b	36,012	1,243,494
IAC/InterActiveCorp	54,457	3,401,929
LinkedIn Corp. Class Aa	91,345	17,457,857
Match Group Inc.[a,b]	22,398	398,461
Pandora Media Inc.[a,b]	170,336	2,440,915
Rackspace Hosting Inc.[a]	82,809	2,624,217
Twilio Inc. Class Aa	8,959	576,601
Twitter Inc.[a]	493,567	11,376,719
VeriSign Inc.[a,b]	73,473	5,748,528
Yahoo! Inc.[a]	674,005	29,049,616
Yelp Inc.[a,b]	52,683	2,196,881
Zillow Group Inc. Class Aa,b	39,643	1,365,701
Zillow Group Inc. Class Ca,b	79,328	2,748,715

		708,123,711
IT SERVICES — 3.88%
Accenture PLC Class A	485,259	59,284,092
Alliance Data Systems Corp.[a,b]	44,742	9,598,501
Amdocs Ltd.	114,650	6,632,503
Automatic Data Processing Inc.	354,455	31,262,931
Black Knight Financial Services Inc. Class Aa,b	17,937	733,623
Booz Allen Hamilton Holding Corp.	87,884	2,778,013
Broadridge Financial Solutions Inc.	91,190	6,181,770
Cognizant Technology Solutions Corp. Class Aa	469,295	22,390,065
Computer Sciences Corp.	107,557	5,615,551
CoreLogic Inc./U.S.[a]	68,819	2,699,081
CSRA Inc.	126,574	3,404,841
DST Systems Inc.	25,404	2,995,640
Euronet Worldwide Inc.[a]	38,570	3,156,183
Fidelity National Information Services Inc.	252,074	19,417,260
First Data Corp. Class Aa,b	242,197	3,187,313
Fiserv Inc.[a]	172,500	17,158,575
FleetCor Technologies Inc.[a,b]	71,238	12,376,178
Gartner Inc.[a]	61,896	5,474,701
Genpact Ltd.[a]	116,418	2,788,211
Global Payments Inc.	119,479	9,171,208
International Business Machines Corp.	684,211	108,686,917
Jack Henry & Associates Inc.	60,938	5,213,246
Leidos Holdings Inc.	102,662	4,443,211
MasterCard Inc. Class A	749,912	76,318,544

Security	Shares	Value
Paychex Inc.	250,724	$14,509,398
PayPal Holdings Inc.[a]	880,215	36,062,409
Sabre Corp.	160,355	4,518,804
Square Inc.[a,b]	40,034	466,796
Teradata Corp.[a,b]	100,066	3,102,046
Total System Services Inc.	129,608	6,111,017
Vantiv Inc. Class Aa	119,990	6,751,837
Visa Inc. Class A	1,482,946	122,639,634
Western Union Co. (The)	383,544	7,985,386
WEX Inc.[a,b]	30,164	3,260,427
Xerox Corp.	779,790	7,899,273

		634,275,185
LEISURE PRODUCTS — 0.15%
Brunswick Corp./DE	70,759	3,451,624
Hasbro Inc.	87,618	6,950,736
Mattel Inc.	265,699	8,045,366
Polaris Industries Inc.[b]	46,590	3,607,929
Vista Outdoor Inc.[a,b]	46,914	1,869,992

		23,925,647
LIFE SCIENCES TOOLS & SERVICES — 0.78%
Agilent Technologies Inc.	252,965	11,912,122
Bio-Rad Laboratories Inc. Class Aa,b	16,017	2,623,745
Bio-Techne Corp.	28,674	3,139,803
Bruker Corp.	80,938	1,833,246
Charles River Laboratories International Inc.[a]	36,577	3,048,327
Illumina Inc.[a]	113,623	20,640,754
Mettler-Toledo International Inc.[a]	20,369	8,551,517
Patheon NVa	25,288	749,283
PerkinElmer Inc.	84,040	4,715,484
QIAGEN NVa	177,406	4,868,021
Quintiles Transnational Holdings Inc.[a]	63,892	5,179,086
Thermo Fisher Scientific Inc.	305,198	48,544,794
VWR Corp.[a,b]	60,314	1,710,505
Waters Corp.[a]	59,796	9,477,068

		126,993,755
MACHINERY — 1.66%
AGCO Corp.	53,763	2,651,591
Allison Transmission Holdings Inc.	109,501	3,140,489
Caterpillar Inc.	433,822	38,510,379
Colfax Corp.[a]	76,883	2,416,433
Crane Co.	37,793	2,381,337
Cummins Inc.	122,751	15,730,541
Deere & Co.	244,555	20,872,769
Donaldson Co. Inc.	98,208	3,666,105
Dover Corp.	119,505	8,800,348
Flowserve Corp.	100,594	4,852,655
Fortive Corp.	235,126	11,967,913
Graco Inc.	43,038	3,184,812
IDEX Corp.	58,850	5,506,594
Illinois Tool Works Inc.	228,929	27,434,851
Ingersoll-Rand PLC	200,203	13,601,792
ITT Inc.	69,633	2,495,647
Lincoln Electric Holdings Inc.	47,262	2,959,546
Manitowoc Foodservice Inc.[a,b]	97,766	1,585,765
Middleby Corp. (The)[a]	43,928	5,430,379
Nordson Corp.	44,229	4,406,535
Oshkosh Corp.	56,506	3,164,336

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
PACCAR Inc.	266,230	$15,648,999
Parker-Hannifin Corp.	103,868	13,038,550
Pentair PLC	129,518	8,320,236
Snap-on Inc.	44,945	6,829,842
Stanley Black & Decker Inc.	116,320	14,305,034
Terex Corp.	83,117	2,112,003
Timken Co. (The)	54,112	1,901,496
Toro Co. (The)	82,697	3,873,527
Trinity Industries Inc.	115,587	2,794,894
WABCO Holdings Inc.[a]	40,894	4,642,696
Wabtec Corp./DE	66,640	5,441,156
Xylem Inc./NY	139,155	7,298,680

		270,967,930
MARINE — 0.02%
Kirby Corp.[a,b]	40,835	2,538,304

		2,538,304
MEDIA — 2.97%
AMC Networks Inc. Class Aa	46,792	2,426,633
Cable One Inc.	3,611	2,108,824
CBS Corp. Class B NVS	314,057	17,191,480
Charter Communications Inc. Class Aa	155,827	42,068,615
Cinemark Holdings Inc.	81,992	3,138,654
Clear Channel Outdoor Holdings Inc. Class A	26,994	157,645
Comcast Corp. Class A	1,875,319	124,408,662
Discovery Communications Inc. Class Aa,b	115,891	3,119,786
Discovery Communications Inc. Class C NVS[a]	182,207	4,793,866
DISH Network Corp. Class Aa	171,179	9,377,186
Interpublic Group of Companies Inc. (The)	310,882	6,948,213
John Wiley & Sons Inc. Class A	34,356	1,773,113
Liberty Broadband Corp. Class Aa,b	20,116	1,411,339
Liberty Broadband Corp. Class Ca,b	79,939	5,714,040
Liberty SiriusXM Group Class Aa	70,348	2,390,425
Liberty SiriusXM Group Class Ca	141,896	4,740,745
Lions Gate Entertainment Corp.	73,027	1,459,810
Live Nation Entertainment Inc.[a]	101,476	2,788,560
Madison Square Garden Co. (The)[a]	15,064	2,551,992
News Corp. Class A	294,610	4,118,648
News Corp. Class B	93,932	1,335,713
Omnicom Group Inc.	183,722	15,616,370
Regal Entertainment Group Class A	62,092	1,350,501
Scripps Networks Interactive Inc. Class A	63,801	4,050,725
Sirius XM Holdings Inc.[a,b]	1,379,010	5,750,472
Starz Series Aa	64,892	2,023,981
TEGNA Inc.	168,525	3,683,956
Time Warner Inc.	611,904	48,713,677
Tribune Media Co.	60,055	2,193,209
Twenty-First Century Fox Inc. Class A	844,748	20,459,797
Twenty-First Century Fox Inc. Class B	381,219	9,431,358
Viacom Inc. Class A	7,828	335,195
Viacom Inc. Class B NVS	268,406	10,226,269
Walt Disney Co. (The)	1,262,729	117,257,015

		485,116,474
METALS & MINING — 0.44%
Alcoa Inc.	1,025,728	10,400,882
Compass Minerals International Inc.	26,193	1,930,424
Freeport-McMoRan Inc.	1,031,327	11,200,211
Newmont Mining Corp.	413,325	16,239,539

Security	Shares	Value
Nucor Corp.	247,570	$12,242,337
Reliance Steel & Aluminum Co.	53,807	3,875,718
Royal Gold Inc.	50,428	3,904,640
Southern Copper Corp.[b]	64,822	1,704,819
Steel Dynamics Inc.	181,673	4,540,008
Tahoe Resources Inc.	232,705	2,985,605
U.S. Steel Corp.	119,874	2,260,824

		71,285,007
MULTI-UTILITIES — 1.01%
Ameren Corp.	189,003	9,295,167
CenterPoint Energy Inc.	334,475	7,769,854
CMS Energy Corp.	216,876	9,110,961
Consolidated Edison Inc.	236,947	17,842,109
Dominion Resources Inc./VA	478,578	35,543,988
DTE Energy Co.	139,367	13,054,507
MDU Resources Group Inc.	150,667	3,832,968
NiSource Inc.	249,346	6,011,732
Public Service Enterprise Group Inc.	393,394	16,471,407
SCANA Corp.	100,937	7,304,811
Sempra Energy	194,104	20,806,008
Vectren Corp.	64,270	3,226,354
WEC Energy Group Inc.	245,866	14,722,456

		164,992,322
MULTILINE RETAIL — 0.52%
Dillard’s Inc. Class A	14,671	924,420
Dollar General Corp.	220,967	15,465,480
Dollar Tree Inc.[a]	175,980	13,890,101
JC Penney Co. Inc.[a,b]	239,194	2,205,369
Kohl’s Corp.	143,048	6,258,350
Macy’s Inc.	240,322	8,903,930
Nordstrom Inc.[b]	95,410	4,949,871
Target Corp.	459,049	31,527,485

		84,125,006
OIL, GAS & CONSUMABLE FUELS — 5.92%
Anadarko Petroleum Corp.	434,439	27,526,055
Antero Resources Corp.[a,b]	139,947	3,771,572
Apache Corp.	294,931	18,837,243
Cabot Oil & Gas Corp.	357,467	9,222,649
Cheniere Energy Inc.[a,b]	154,523	6,737,203
Chesapeake Energy Corp.[a]	471,092	2,953,747
Chevron Corp.	1,463,061	150,578,238
Cimarex Energy Co.	72,838	9,787,242
Concho Resources Inc.[a]	109,451	15,033,095
ConocoPhillips	964,542	41,928,641
CONSOL Energy Inc.	175,848	3,376,282
Continental Resources Inc./OKa,b	67,090	3,485,996
Devon Energy Corp.	406,195	17,917,261
Diamondback Energy Inc.[a]	60,790	5,868,667
Energen Corp.	75,079	4,333,560
EOG Resources Inc.	427,596	41,352,809
EQT Corp.	134,065	9,735,800
Exxon Mobil Corp.	3,245,229	283,243,587
Gulfport Energy Corp.[a,b]	96,884	2,736,973
Hess Corp.	219,343	11,761,172
HollyFrontier Corp.	125,440	3,073,280
Kinder Morgan Inc./DE	1,496,060	34,603,868
Kosmos Energy Ltd.[a]	125,623	805,243

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
Laredo Petroleum Inc.[a,b]	112,208	$1,447,483
Marathon Oil Corp.	660,080	10,435,865
Marathon Petroleum Corp.	408,951	16,599,321
Murphy Oil Corp.	126,354	3,841,162
Newfield Exploration Co.[a]	153,722	6,680,758
Noble Energy Inc.	330,369	11,807,388
Occidental Petroleum Corp.	593,216	43,257,311
ONEOK Inc.	162,037	8,327,081
Parsley Energy Inc. Class Aa	126,243	4,230,403
PBF Energy Inc.	76,202	1,725,213
Phillips 66	350,481	28,231,245
Pioneer Natural Resources Co.	126,362	23,459,105
QEP Resources Inc.	184,607	3,605,375
Range Resources Corp.	159,247	6,170,821
SM Energy Co.	66,936	2,582,391
Southwestern Energy Co.[a,b]	382,329	5,291,433
Spectra Energy Corp.	543,706	23,243,431
Targa Resources Corp.	120,886	5,936,711
Tesoro Corp.	92,532	7,361,846
Valero Energy Corp.	365,053	19,347,809
Whiting Petroleum Corp.[a,b]	156,423	1,367,137
Williams Companies Inc. (The)	534,998	16,440,488
World Fuel Services Corp.	53,515	2,475,604
WPX Energy Inc.[a]	257,198	3,392,442

		965,928,006
PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	48,319	1,794,084

		1,794,084
PERSONAL PRODUCTS — 0.17%
Coty Inc. Class Ab	111,845	2,628,358
Edgewell Personal Care Co.[a]	45,665	3,631,281
Estee Lauder Companies Inc. (The) Class A	168,519	14,924,043
Herbalife Ltd.[a,b]	57,150	3,542,728
Nu Skin Enterprises Inc. Class A	42,577	2,758,138

		27,484,548
PHARMACEUTICALS — 4.90%
Akorn Inc.[a]	64,938	1,770,210
Allergan PLC[a]	307,738	70,875,139
Bristol-Myers Squibb Co.	1,299,434	70,065,481
Eli Lilly & Co.	758,798	60,901,127
Endo International PLC[a]	158,460	3,192,969
Johnson & Johnson	2,138,432	252,612,972
Mallinckrodt PLC[a]	84,738	5,913,018
Merck & Co. Inc.	2,156,044	134,558,706
Mylan NVa	355,616	13,556,082
Perrigo Co. PLC	107,201	9,897,868
Pfizer Inc.	4,676,442	158,391,091
Zoetis Inc.	354,233	18,423,658

		800,158,321
PROFESSIONAL SERVICES — 0.31%
Dun & Bradstreet Corp. (The)	28,125	3,842,437
Equifax Inc.	92,174	12,404,777
ManpowerGroup Inc.	55,184	3,987,596
Nielsen Holdings PLC	280,198	15,010,207
Robert Half International Inc.	98,626	3,733,980

Security	Shares	Value
TransUnion[a]	41,005	$1,414,673
Verisk Analytics Inc. Class Aa	119,353	9,701,012

		50,094,682
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
CBRE Group Inc. Class Aa	232,251	6,498,383
Howard Hughes Corp. (The)[a]	27,961	3,201,534
Jones Lang LaSalle Inc.	34,854	3,966,037
Realogy Holdings Corp.	111,941	2,894,794

		16,560,748
ROAD & RAIL — 0.86%
AMERCO	4,750	1,540,093
Avis Budget Group Inc.[a]	64,718	2,214,003
CSX Corp.	741,917	22,628,468
Genesee & Wyoming Inc. Class Aa,b	44,235	3,050,003
Hertz Global Holdings Inc.[a]	55,736	2,238,358
JB Hunt Transport Services Inc.	68,626	5,568,314
Kansas City Southern	83,945	7,833,747
Landstar System Inc.	32,639	2,222,063
Norfolk Southern Corp.	229,496	22,274,882
Old Dominion Freight Line Inc.[a]	52,212	3,582,265
Ryder System Inc.	41,563	2,741,080
Union Pacific Corp.	656,294	64,008,354

		139,901,630
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.07%
Analog Devices Inc.	238,638	15,380,219
Applied Materials Inc.	846,821	25,531,653
Broadcom Ltd.	293,249	50,591,318
Cree Inc.[a,b]	76,882	1,977,405
Cypress Semiconductor Corp.	242,983	2,954,673
First Solar Inc.[a,b]	58,405	2,306,413
Intel Corp.	3,678,036	138,845,859
KLA-Tencor Corp.	121,252	8,452,477
Lam Research Corp.	124,146	11,757,868
Linear Technology Corp.	185,408	10,992,840
Marvell Technology Group Ltd.	311,633	4,135,370
Maxim Integrated Products Inc.	219,098	8,748,583
Microchip Technology Inc.	163,647	10,169,025
Micron Technology Inc.[a]	792,083	14,083,236
NVIDIA Corp.	395,367	27,090,547
ON Semiconductor Corp.[a]	319,120	3,931,558
Qorvo Inc.[a]	99,074	5,522,385
QUALCOMM Inc.	1,143,022	78,297,007
Skyworks Solutions Inc.	147,352	11,219,381
SunPower Corp.[a,b]	44,511	397,038
Teradyne Inc.	157,631	3,401,677
Texas Instruments Inc.	781,829	54,868,759
Xilinx Inc.	197,725	10,744,377

		501,399,668
SOFTWARE — 4.42%
Activision Blizzard Inc.	435,340	19,285,562
Adobe Systems Inc.[a]	379,362	41,175,951
ANSYS Inc.[a]	68,086	6,305,444
Atlassian Corp. PLC Class Aa,b	20,914	626,793
Autodesk Inc.[a]	164,865	11,924,685
CA Inc.	227,324	7,519,878

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
Cadence Design Systems Inc.[a]	231,491	$5,909,965
CDK Global Inc.	120,363	6,904,022
Citrix Systems Inc.[a]	120,782	10,293,042
Dell Technologies Inc. — VMware Inc. Class Va	168,985	8,077,483
Electronic Arts Inc.[a]	226,057	19,305,268
FireEye Inc.[a,b]	117,150	1,725,619
Fortinet Inc.[a]	112,094	4,139,631
Guidewire Software Inc.[a]	56,017	3,359,900
Intuit Inc.	189,301	20,825,003
Manhattan Associates Inc.[a,b]	55,456	3,195,375
Microsoft Corp.	5,894,548	339,525,965
NetSuite Inc.[a]	31,074	3,439,581
Nuance Communications Inc.[a]	175,385	2,543,082
Oracle Corp.	2,301,588	90,406,377
PTC Inc.[a]	89,017	3,944,343
Red Hat Inc.[a]	140,587	11,363,647
salesforce.com inc.[a]	497,713	35,501,868
ServiceNow Inc.[a,b]	122,764	9,716,771
Splunk Inc.[a,b]	101,603	5,962,064
SS&C Technologies Holdings Inc.	130,218	4,186,509
Symantec Corp.	477,459	11,984,221
Synopsys Inc.[a]	117,055	6,947,214
Tableau Software Inc. Class Aa	42,540	2,351,186
Tyler Technologies Inc.[a]	25,549	4,374,755
Ultimate Software Group Inc. (The)[a,b]	21,268	4,346,967
VMware Inc. Class Aa,b	63,131	4,630,659
Workday Inc. Class Aa,b	90,781	8,323,710
Zynga Inc. Class Aa	566,460	1,648,399

		721,770,939
SPECIALTY RETAIL — 2.38%
Advance Auto Parts Inc.	55,145	8,223,222
AutoNation Inc.[a,b]	50,369	2,453,474
AutoZone Inc.[a]	22,846	17,553,496
Bed Bath & Beyond Inc.	115,019	4,958,469
Best Buy Co. Inc.	215,997	8,246,766
Burlington Stores Inc.[a]	54,373	4,405,300
Cabela’s Inc.[a]	38,730	2,127,439
CarMax Inc.[a,b]	150,495	8,028,908
CST Brands Inc.	57,480	2,764,213
Dick’s Sporting Goods Inc.	67,609	3,834,783
Foot Locker Inc.	104,569	7,081,413
GameStop Corp. Class A	79,121	2,182,948
Gap Inc. (The)	173,318	3,854,592
Home Depot Inc. (The)	968,368	124,609,594
L Brands Inc.	188,492	13,339,579
Lowe’s Companies Inc.	695,779	50,242,202
Michaels Companies Inc. (The)[a]	71,955	1,739,152
Murphy USA Inc.[a]	28,668	2,045,749
O’Reilly Automotive Inc.[a]	73,394	20,558,393
Penske Automotive Group Inc.	29,716	1,431,717
Ross Stores Inc.	306,026	19,677,472
Sally Beauty Holdings Inc.[a,b]	114,422	2,938,357
Signet Jewelers Ltd.	60,730	4,526,207
Staples Inc.	499,175	4,267,946
Tiffany & Co.	84,803	6,159,242
TJX Companies Inc. (The)	514,112	38,445,295
Tractor Supply Co.	103,938	7,000,224
Ulta Salon Cosmetics & Fragrance Inc.[a]	45,561	10,842,607
Urban Outfitters Inc.[a]	69,339	2,393,582
Williams-Sonoma Inc.	68,395	3,493,617

		389,425,958

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.43%
Apple Inc.	4,265,428	$482,206,635
Hewlett Packard Enterprise Co.	1,342,525	30,542,444
HP Inc.	1,345,454	20,894,901
Lexmark International Inc. Class A	47,914	1,914,643
NCR Corp.[a]	96,300	3,099,897
NetApp Inc.	225,580	8,080,276
Western Digital Corp.	218,971	12,803,234

		559,542,030
TEXTILES, APPAREL & LUXURY GOODS — 0.76%
Carter’s Inc.	38,739	3,359,059
Coach Inc.	217,288	7,944,049
Hanesbrands Inc.	292,119	7,376,005
Kate Spade & Co.[a]	100,519	1,721,891
lululemon athletica Inc.[a,b]	75,212	4,586,428
Michael Kors Holdings Ltd.[a,b]	125,316	5,863,536
NIKE Inc. Class B	1,030,673	54,264,933
PVH Corp.	62,480	6,904,040
Ralph Lauren Corp.	44,166	4,466,949
Skechers U.S.A. Inc. Class Aa	100,858	2,309,648
Under Armour Inc. Class Aa,b	141,780	5,484,050
Under Armour Inc. Class Ca,b	143,399	4,855,490
VF Corp.	264,672	14,834,866

		123,970,944
THRIFTS & MORTGAGE FINANCE — 0.04%
New York Community Bancorp. Inc.	367,299	5,226,665
TFS Financial Corp.	44,174	786,739

		6,013,404
TOBACCO — 1.49%
Altria Group Inc.	1,522,359	96,258,760
Philip Morris International Inc.	1,205,878	117,235,459
Reynolds American Inc.	642,193	30,279,400

		243,773,619
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Air Lease Corp.	74,475	2,128,495
Fastenal Co.	224,136	9,364,402
HD Supply Holdings Inc.[a]	157,057	5,022,683
Herc Holdings Inc.[a,b]	18,217	613,913
MSC Industrial Direct Co. Inc. Class A	36,973	2,714,188
United Rentals Inc.[a,b]	68,287	5,359,847
Watsco Inc.	20,079	2,829,131
WESCO International Inc.[a,b]	32,583	2,003,529
WW Grainger Inc.[b]	43,094	9,689,255

		39,725,443
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	57,772	4,808,941

		4,808,941
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	138,462	10,362,496

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2016

Security	Shares	Value
Aqua America Inc.	137,468	$4,190,025

		14,552,521
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Sprint Corp.[a,b]	586,405	3,887,865
T-Mobile U.S. Inc.[a,b]	222,244	10,383,240
Telephone & Data Systems Inc.	73,879	2,008,031
U.S. Cellular Corp.[a]	10,073	366,053

		16,645,189

TOTAL COMMON STOCKS (Cost: $14,683,206,513)		16,293,194,986

SHORT-TERM INVESTMENTS — 2.37%

MONEY MARKET FUNDS — 2.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	376,106,456	376,106,456
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	11,381,449	11,381,449

		387,487,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $387,487,905)		387,487,905

Security	Shares	Value
TOTAL INVESTMENTS IN SECURITIES — 102.15%
(Cost: $15,070,694,418)		$16,680,682,891
Other Assets, Less Liabilities — (2.15)%		(351,114,680)

NET ASSETS — 100.00%		$16,329,568,211

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	292	Dec. 2016	Chicago Mercantile	$31,345,813	$31,541,840	$196,027
S&P MidCap 400 E-Mini	23	Dec. 2016	Chicago Mercantile	3,535,036	3,564,080	29,044

				Net unrealized appreciation		$225,071

See notes to financial statements.

11

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.47%
B/E Aerospace Inc.	293,873	$15,181,479
Boeing Co. (The)	1,720,961	226,719,402
BWX Technologies Inc.	268,385	10,297,932
General Dynamics Corp.	292,905	45,447,140
HEICO Corp.	55,902	3,868,418
HEICO Corp. Class A	109,989	6,655,434
Hexcel Corp.	266,693	11,814,500
Huntington Ingalls Industries Inc.	112,030	17,187,643
Lockheed Martin Corp.	733,401	175,810,888
Northrop Grumman Corp.	479,687	102,629,034
Raytheon Co.	327,366	44,564,334
Rockwell Collins Inc.	375,010	31,628,343
Spirit AeroSystems Holdings Inc. Class Aa	196,665	8,759,459
Textron Inc.	241,487	9,599,108
TransDigm Group Inc.[a]	144,315	41,724,353

		751,887,467
AIR FREIGHT & LOGISTICS — 1.29%
CH Robinson Worldwide Inc.	410,074	28,893,814
Expeditors International of Washington Inc.	368,132	18,966,161
FedEx Corp.	719,490	125,680,513
United Parcel Service Inc. Class B	1,994,909	218,163,248

		391,703,736
AIRLINES — 0.52%
Alaska Air Group Inc.	283,604	18,678,159
Delta Air Lines Inc.	1,730,293	68,104,333
JetBlue Airways Corp.[a]	69,526	1,198,628
Southwest Airlines Co.	1,840,800	71,588,712

		159,569,832
AUTO COMPONENTS — 0.40%
BorgWarner Inc.	75,651	2,661,402
Delphi Automotive PLC	785,090	55,992,619
Gentex Corp.	525,731	9,231,836
Johnson Controls International PLC	573,008	26,662,078
Lear Corp.	176,023	21,337,508
Visteon Corp.	98,539	7,061,305

		122,946,748
AUTOMOBILES — 0.36%
Harley-Davidson Inc.	521,525	27,427,000
Tesla Motors Inc.[a,b]	337,147	68,788,102
Thor Industries Inc.	138,470	11,728,409

		107,943,511
BANKS — 0.23%
Citizens Financial Group Inc.	628,660	15,534,188
First Hawaiian Inc.[a]	7,638	205,157
First Republic Bank/CA	337,129	25,996,017
Signature Bank/New York NYa	89,696	10,624,491

Security	Shares	Value
SVB Financial Group[a]	110,253	$12,187,367
Western Alliance Bancorp.[a,b]	151,713	5,695,306

		70,242,526
BEVERAGES — 3.19%
Brown-Forman Corp. Class A	147,394	7,332,851
Brown-Forman Corp. Class B	540,481	25,640,419
Coca-Cola Co. (The)	8,408,944	355,866,510
Constellation Brands Inc. Class A	476,961	79,409,237
Dr Pepper Snapple Group Inc.	533,973	48,757,075
Monster Beverage Corp.[a]	401,153	58,893,272
PepsiCo Inc.	3,625,867	394,385,553

		970,284,917
BIOTECHNOLOGY — 5.99%
AbbVie Inc.	4,668,808	294,461,721
ACADIA Pharmaceuticals Inc.[a,b]	275,411	8,760,824
Agios Pharmaceuticals Inc.[a,b]	89,099	4,706,209
Alexion Pharmaceuticals Inc.[a]	625,511	76,650,118
Alkermes PLC[a]	432,850	20,356,936
Alnylam Pharmaceuticals Inc.[a]	186,938	12,670,658
Amgen Inc.	2,167,644	361,584,696
Biogen Inc.[a]	631,167	197,574,206
BioMarin Pharmaceutical Inc.[a]	491,751	45,496,803
Celgene Corp.[a]	2,216,425	231,682,905
Gilead Sciences Inc.	3,822,756	302,456,455
Incyte Corp.[a]	468,743	44,197,777
Intercept Pharmaceuticals Inc.[a,b]	47,219	7,771,775
Intrexon Corp.[a,b]	159,216	4,461,232
Ionis Pharmaceuticals Inc.[a,b]	346,497	12,695,650
Juno Therapeutics Inc.[a,b]	162,978	4,890,970
Neurocrine Biosciences Inc.[a]	247,335	12,525,044
OPKO Health Inc.[a,b]	843,881	8,936,700
Regeneron Pharmaceuticals Inc.[a]	223,574	89,881,219
Seattle Genetics Inc.[a,b]	276,840	14,952,128
United Therapeutics Corp.[a,b]	35,249	4,162,202
Vertex Pharmaceuticals Inc.[a]	708,716	61,807,122

		1,822,683,350
BUILDING PRODUCTS — 0.34%
Allegion PLC	276,234	19,035,285
AO Smith Corp.	209,759	20,722,092
Fortune Brands Home & Security Inc.	439,905	25,558,480
Lennox International Inc.	105,897	16,629,006
Masco Corp.	620,154	21,277,484

		103,222,347
CAPITAL MARKETS — 1.63%
Affiliated Managers Group Inc.[a]	134,923	19,523,358
Ameriprise Financial Inc.	137,447	13,713,087
Artisan Partners Asset Management Inc.	107,053	2,911,842
CBOE Holdings Inc.	232,826	15,098,766
Charles Schwab Corp. (The)	2,669,580	84,278,640
Eaton Vance Corp. NVS	315,673	12,327,031
FactSet Research Systems Inc.	115,119	18,660,790
Federated Investors Inc. Class B	263,446	7,805,905
Interactive Brokers Group Inc. Class A	20,725	730,971
Intercontinental Exchange Inc.	162,585	43,793,896
Invesco Ltd.	199,039	6,223,949
Lazard Ltd. Class A	50,224	1,826,145

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value
LPL Financial Holdings Inc.	35,605	$1,064,945
MarketAxess Holdings Inc.	105,471	17,464,943
Moody’s Corp.	436,793	47,295,946
Morningstar Inc.	51,485	4,081,216
MSCI Inc.	262,050	21,996,477
NorthStar Asset Management Group Inc.	530,815	6,863,438
S&P Global Inc.	759,544	96,127,889
SEI Investments Co.	367,541	16,763,545
T Rowe Price Group Inc.	534,405	35,537,932
TD Ameritrade Holding Corp.	636,820	22,441,537

		496,532,248
CHEMICALS — 2.69%
Air Products & Chemicals Inc.	490,919	73,804,763
Axalta Coating Systems Ltd.[a]	473,872	13,396,361
Celanese Corp. Series A	38,639	2,571,812
Ecolab Inc.	750,788	91,385,915
EI du Pont de Nemours & Co.	2,521,794	168,884,544
FMC Corp.	310,004	14,985,593
International Flavors & Fragrances Inc.	229,705	32,840,924
LyondellBasell Industries NV Class A	442,324	35,677,854
Monsanto Co.	816,022	83,397,448
NewMarket Corp.	19,714	8,463,615
PPG Industries Inc.	764,002	78,967,247
Praxair Inc.	722,364	87,283,242
RPM International Inc.	375,227	20,157,194
Scotts Miracle-Gro Co. (The) Class A	119,730	9,969,917
Sherwin-Williams Co. (The)	231,652	64,088,842
Valspar Corp. (The)	225,883	23,959,410
WR Grace & Co.	112,337	8,290,471

		818,125,152
COMMERCIAL SERVICES & SUPPLIES — 0.58%
Cintas Corp.	255,672	28,788,667
Clean Harbors Inc.[a]	11,892	570,578
Copart Inc.[a,b]	281,399	15,071,730
Covanta Holding Corp.	335,292	5,160,144
KAR Auction Services Inc.	396,367	17,107,200
Pitney Bowes Inc.	543,103	9,862,751
Rollins Inc.	275,901	8,078,381
RR Donnelley & Sons Co.	406,386	6,388,388
Stericycle Inc.[a,b]	224,473	17,989,266
Waste Management Inc.	1,055,104	67,273,431

		176,290,536
COMMUNICATIONS EQUIPMENT — 0.30%
Arista Networks Inc.[a,b]	112,224	9,548,018
ARRIS International PLC[a]	123,194	3,490,086
CommScope Holding Co. Inc.[a,b]	368,436	11,093,608
F5 Networks Inc.[a]	193,178	24,077,706
Motorola Solutions Inc.	56,841	4,335,832
Palo Alto Networks Inc.[a,b]	250,401	39,896,391

		92,441,641
CONSTRUCTION & ENGINEERING — 0.03%
Quanta Services Inc.[a,b]	112,792	3,157,048
Valmont Industries Inc.	51,038	6,868,184

		10,025,232

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.27%
Eagle Materials Inc.	134,517	$10,398,164
Martin Marietta Materials Inc.	165,595	29,659,721
Vulcan Materials Co.	355,277	40,405,653

		80,463,538
CONSUMER FINANCE — 0.09%
Credit Acceptance Corp.[a,b]	23,689	4,763,147
Discover Financial Services	390,524	22,084,132

		26,847,279
CONTAINERS & PACKAGING — 0.57%
AptarGroup Inc.	45,314	3,507,757
Avery Dennison Corp.	241,834	18,812,267
Ball Corp.	491,126	40,247,776
Bemis Co. Inc.	39,329	2,006,172
Berry Plastics Group Inc.[a,b]	347,832	15,252,433
Crown Holdings Inc.[a,b]	387,345	22,113,526
Graphic Packaging Holding Co.	645,154	9,025,704
Owens-Illinois Inc.[a,b]	463,926	8,531,599
Packaging Corp. of America	268,953	21,855,121
Sealed Air Corp.	565,784	25,924,223
Silgan Holdings Inc.	117,316	5,935,016

		173,211,594
DISTRIBUTORS — 0.27%
Genuine Parts Co.	396,929	39,871,518
LKQ Corp.[a]	878,972	31,168,347
Pool Corp.	116,162	10,979,632

		82,019,497
DIVERSIFIED CONSUMER SERVICES — 0.09%
Service Corp. International/U.S.	539,939	14,329,981
ServiceMaster Global Holdings Inc.[a,b]	390,153	13,140,353

		27,470,334
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.14%
SBA Communications Corp. Class Aa	228,395	25,616,783
Verizon Communications Inc.	5,888,067	306,061,723
Zayo Group Holdings Inc.[a,b]	469,859	13,959,511

		345,638,017
ELECTRIC UTILITIES — 0.03%
ITC Holdings Corp.	214,066	9,949,788

		9,949,788
ELECTRICAL EQUIPMENT — 0.34%
Acuity Brands Inc.	125,313	33,157,820
AMETEK Inc.	122,046	5,831,358
Emerson Electric Co.	299,417	16,321,220
Hubbell Inc.	101,408	10,925,698
Rockwell Automation Inc.	296,456	36,268,427

		102,504,523

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.45%
Amphenol Corp. Class A	862,859	$56,016,806
CDW Corp./DE	468,232	21,412,249
Cognex Corp.	233,719	12,354,386
Fitbit Inc.[a,b]	295,953	4,391,943
IPG Photonics Corp.[a,b]	85,496	7,040,596
National Instruments Corp.	234,493	6,659,601
Trimble Navigation Ltd.[a]	573,095	16,367,593
VeriFone Systems Inc.[a,b]	316,612	4,983,473
Zebra Technologies Corp. Class Aa,b	121,878	8,483,928

		137,710,575
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.76%
Alexandria Real Estate Equities Inc.[b]	22,439	2,440,690
American Tower Corp.[b]	1,215,240	137,723,149
Boston Properties Inc.	74,972	10,217,934
Care Capital Properties Inc.	23,644	673,854
Crown Castle International Corp.	857,480	80,783,191
CubeSmart[b]	347,253	9,466,117
CyrusOne Inc.[b]	178,562	8,494,194
Digital Realty Trust Inc.[b]	293,967	28,550,075
Empire State Realty Trust Inc. Class A	214,019	4,483,698
Equinix Inc.	199,217	71,767,924
Equity Lifestyle Properties Inc.[b]	219,862	16,968,949
Essex Property Trust Inc.[b]	78,294	17,436,074
Extra Space Storage Inc.[b]	347,139	27,566,308
Federal Realty Investment Trust	203,464	31,319,214
Healthcare Trust of America Inc. Class A	285,969	9,328,309
Iron Mountain Inc.[b]	749,606	28,132,713
Lamar Advertising Co. Class A	236,047	15,416,230
Life Storage Inc.	86,071	7,655,155
Omega Healthcare Investors Inc.[b]	196,569	6,968,371
Outfront Media Inc.	63,962	1,512,701
Pinnacle Entertainment Inc.	538,730	18,020,519
Public Storage[b]	425,167	94,871,764
Regency Centers Corp.	51,673	4,004,141
Senior Housing Properties Trust	79,468	1,804,718
Simon Property Group Inc.	804,208	166,479,098
Tanger Factory Outlet Centers Inc.	242,501	9,447,839
Taubman Centers Inc.	83,188	6,190,019
Ventas Inc.	305,799	21,598,583

		839,321,531
FOOD & STAPLES RETAILING — 2.30%
Casey’s General Stores Inc.	111,864	13,440,459
Costco Wholesale Corp.	1,256,627	191,648,184
CVS Health Corp.	2,916,739	259,560,604
Kroger Co. (The)	2,739,677	81,313,613
Rite Aid Corp.[a]	2,961,156	22,771,290
Sprouts Farmers Market Inc.[a,b]	401,685	8,294,795
Sysco Corp.	1,511,256	74,066,656
U.S. Foods Holding Corp.[a,b]	128,492	3,033,696
Walgreens Boots Alliance Inc.	511,372	41,226,811
Whole Foods Market Inc.	154,176	4,370,890

		699,726,998
FOOD PRODUCTS — 1.57%
Blue Buffalo Pet Products Inc.[a,b]	171,621	4,077,715
Campbell Soup Co.	536,980	29,372,806
ConAgra Foods Inc.	995,122	46,880,197

Security	Shares	Value
Flowers Foods Inc.	455,857	$6,892,558
General Mills Inc.	1,713,669	109,469,176
Hain Celestial Group Inc. (The)[a,b]	218,518	7,774,870
Hershey Co. (The)	404,031	38,625,364
Hormel Foods Corp.	681,565	25,851,760
Ingredion Inc.	145,867	19,409,063
Kellogg Co.	659,479	51,089,838
Kraft Heinz Co. (The)	220,207	19,710,728
McCormick & Co. Inc./MD	333,137	33,287,049
Mead Johnson Nutrition Co.	193,798	15,311,980
Pilgrim’s Pride Corp.	24,531	518,095
Post Holdings Inc.[a]	106,680	8,232,496
TreeHouse Foods Inc.[a,b]	49,662	4,330,030
Tyson Foods Inc. Class A	392,998	29,345,161
WhiteWave Foods Co. (The)[a]	500,444	27,239,167

		477,418,053
GAS UTILITIES — 0.00%
Piedmont Natural Gas Co. Inc.	17,569	1,054,843

		1,054,843
HEALTH CARE EQUIPMENT & SUPPLIES — 2.82%
ABIOMED Inc.[a]	114,200	14,683,836
Alere Inc.[a]	46,019	1,989,862
Align Technology Inc.[a]	207,759	19,477,406
Baxter International Inc.	159,628	7,598,293
Becton Dickinson and Co.	602,759	108,333,875
Boston Scientific Corp.[a]	3,883,031	92,416,138
Cooper Companies Inc. (The)	106,280	19,051,753
CR Bard Inc.	211,644	47,467,516
Danaher Corp.	460,326	36,084,955
DexCom Inc.[a,b]	236,553	20,736,236
Edwards Lifesciences Corp.[a]	607,456	73,234,895
Hill-Rom Holdings Inc.	176,305	10,927,384
Hologic Inc.[a]	803,722	31,208,525
IDEXX Laboratories Inc.[a]	255,607	28,814,577
Intuitive Surgical Inc.[a]	108,741	78,818,739
ResMed Inc.	400,996	25,980,531
St. Jude Medical Inc.	556,489	44,385,563
Stryker Corp.	969,912	112,907,456
Teleflex Inc.	23,122	3,885,652
Varian Medical Systems Inc.[a,b]	274,454	27,316,407
West Pharmaceutical Services Inc.	206,580	15,390,210
Zimmer Biomet Holdings Inc.	282,458	36,725,189

		857,434,998
HEALTH CARE PROVIDERS & SERVICES — 3.62%
Acadia Healthcare Co. Inc.[a,b]	72,126	3,573,843
Aetna Inc.	330,392	38,143,756
AmerisourceBergen Corp.	512,592	41,407,182
Amsurg Corp.[a]	87,020	5,834,691
Anthem Inc.	205,887	25,799,700
Cardinal Health Inc.	869,757	67,580,119
Centene Corp.[a,b]	353,159	23,647,527
Cigna Corp.	244,807	31,903,248
DaVita Inc.[a,b]	189,703	12,533,677
Envision Healthcare Holdings Inc.[a,b]	447,173	9,958,543
Express Scripts Holding Co.[a]	1,610,552	113,592,233
HCA Holdings Inc.[a,b]	599,171	45,315,303
Henry Schein Inc.[a,b]	235,836	38,436,551
Humana Inc.	403,968	71,457,900
Laboratory Corp. of America Holdings[a,b]	132,019	18,149,972

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value
McKesson Corp.	647,930	$108,042,327
MEDNAX Inc.[a,b]	185,318	12,277,318
Patterson Companies Inc.	241,266	11,083,760
Premier Inc.[a,b]	40,103	1,296,931
Tenet Healthcare Corp.[a,b]	230,693	5,227,503
UnitedHealth Group Inc.	2,705,091	378,712,740
Universal Health Services Inc. Class B	60,878	7,501,387
VCA Inc.[a]	223,697	15,654,316
WellCare Health Plans Inc.[a]	117,364	13,742,151

		1,100,872,678
HEALTH CARE TECHNOLOGY — 0.31%
athenahealth Inc.[a,b]	112,053	14,132,124
Cerner Corp.[a,b]	845,670	52,220,122
IMS Health Holdings Inc.[a,b]	435,293	13,642,083
Inovalon Holdings Inc.[a,b]	169,754	2,497,081
Veeva Systems Inc.[a,b]	276,309	11,406,036

		93,897,446
HOTELS, RESTAURANTS & LEISURE — 3.15%
Aramark	300,536	11,429,384
Brinker International Inc.	159,700	8,053,671
Chipotle Mexican Grill Inc.[a,b]	81,361	34,456,383
Choice Hotels International Inc.	65,086	2,934,077
Darden Restaurants Inc.	335,475	20,571,327
Domino’s Pizza Inc.	143,652	21,813,556
Dunkin’ Brands Group Inc.	263,876	13,742,662
Extended Stay America Inc.	29,241	415,222
Hilton Worldwide Holdings Inc.	1,328,252	30,456,818
Hyatt Hotels Corp. Class Aa,b	3,840	189,005
Las Vegas Sands Corp.	1,045,734	60,171,534
Marriott International Inc./MD Class A	700,314	47,152,142
McDonald’s Corp.	2,535,708	292,519,275
MGM Resorts International[a]	122,887	3,198,749
Norwegian Cruise Line Holdings Ltd.[a,b]	42,587	1,605,530
Panera Bread Co. Class Aa,b	64,136	12,488,562
Six Flags Entertainment Corp.	205,899	11,038,245
Starbucks Corp.	4,115,418	222,808,731
Vail Resorts Inc.	103,596	16,252,140
Wendy’s Co. (The)	344,456	3,720,125
Wyndham Worldwide Corp.	317,071	21,348,390
Wynn Resorts Ltd.	210,142	20,472,034
Yum! Brands Inc.	1,112,607	101,035,842

		957,873,404
HOUSEHOLD DURABLES — 0.67%
CalAtlantic Group Inc.	26,429	883,786
DR Horton Inc.	533,299	16,105,630
Harman International Industries Inc.	93,837	7,924,535
Leggett & Platt Inc.	381,485	17,388,086
Lennar Corp. Class A	271,680	11,502,931
Lennar Corp. Class B	14,674	492,606
Mohawk Industries Inc.[a]	140,485	28,144,765
Newell Brands Inc.	1,353,734	71,287,632
NVR Inc.[a]	10,066	16,506,931
PulteGroup Inc.	294,586	5,903,503
Tempur Sealy International Inc.[a,b]	153,202	8,692,682
Toll Brothers Inc.[a,b]	209,116	6,244,204
Tupperware Brands Corp.	144,505	9,446,292
Whirlpool Corp.	20,957	3,398,387

		203,921,970

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.76%
Church & Dwight Co. Inc.	739,069	$35,416,186
Clorox Co. (The)	317,964	39,802,734
Colgate-Palmolive Co.	448,465	33,249,195
Energizer Holdings Inc.	55,166	2,756,093
Kimberly-Clark Corp.	882,441	111,311,108
Spectrum Brands Holdings Inc.	70,879	9,759,330

		232,294,646
INDUSTRIAL CONGLOMERATES — 2.43%
3M Co.	1,697,541	299,157,650
Carlisle Companies Inc.	53,870	5,525,446
General Electric Co.	5,152,061	152,604,047
Honeywell International Inc.	2,195,476	255,970,547
Roper Technologies Inc.	147,009	26,824,732

		740,082,422
INSURANCE — 0.76%
AmTrust Financial Services Inc.	18,033	483,826
Aon PLC	757,572	85,219,274
Arthur J Gallagher & Co.	346,540	17,628,490
Brown & Brown Inc.	20,103	758,084
Erie Indemnity Co. Class A	51,488	5,255,380
Lincoln National Corp.	156,132	7,335,081
Marsh & McLennan Companies Inc.	1,502,520	101,044,470
Progressive Corp. (The)	160,900	5,068,350
XL Group Ltd.	264,925	8,909,428

		231,702,383
INTERNET & DIRECT MARKETING RETAIL — 4.43%
Amazon.com Inc.[a]	1,122,431	939,822,701
Expedia Inc.	343,911	40,141,292
Groupon Inc.[a,b]	1,053,755	5,426,838
Liberty Interactive Corp. QVC Group Series Aa,b	719,785	14,402,898
Liberty Ventures Series Aa	70,804	2,822,955
Netflix Inc.[a]	1,175,475	115,843,061
Priceline Group Inc. (The)[a]	142,716	210,005,167
TripAdvisor Inc.[a,b]	327,924	20,718,238

		1,349,183,150
INTERNET SOFTWARE & SERVICES — 8.21%
Akamai Technologies Inc.[a,b]	441,250	23,381,838
Alphabet Inc. Class Aa,b	847,251	681,240,639
Alphabet Inc. Class Ca	856,332	665,618,300
CommerceHub Inc. Series Aa	7,117	112,449
CommerceHub Inc. Series Ca	14,234	226,463
CoStar Group Inc.[a,b]	91,930	19,905,603
eBay Inc.[a]	3,077,002	101,233,366
Facebook Inc. Class Aa	6,475,824	830,653,944
GoDaddy Inc. Class Aa,b	133,952	4,625,363
IAC/InterActiveCorp	158,753	9,917,300
LinkedIn Corp. Class Aa,b	338,094	64,616,525
Match Group Inc.[a,b]	84,384	1,501,191
Pandora Media Inc.[a,b]	544,602	7,804,147
Rackspace Hosting Inc.[a]	308,831	9,786,854
Twilio Inc. Class Aa	26,187	1,685,395
Twitter Inc.[a,b]	1,612,279	37,163,031
VeriSign Inc.[a,b]	272,323	21,306,552
Yelp Inc.[a]	151,287	6,308,668

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value
Zillow Group Inc. Class Aa,b	101,944	$3,511,971
Zillow Group Inc. Class Ca,b	204,136	7,073,312

		2,497,672,911
IT SERVICES — 6.93%
Accenture PLC Class A	1,799,150	219,802,155
Alliance Data Systems Corp.[a]	166,251	35,665,827
Automatic Data Processing Inc.	1,314,134	115,906,619
Black Knight Financial Services Inc. Class Aa,b	66,608	2,724,267
Booz Allen Hamilton Holding Corp.	307,549	9,721,624
Broadridge Financial Solutions Inc.	338,993	22,980,335
Cognizant Technology Solutions Corp. Class Aa	1,740,192	83,024,560
CoreLogic Inc./U.S.[a]	149,788	5,874,685
CSRA Inc.	470,516	12,656,880
DST Systems Inc.	94,533	11,147,331
Euronet Worldwide Inc.[a]	143,444	11,738,022
Fidelity National Information Services Inc.	532,471	41,016,241
First Data Corp. Class Aa,b	900,541	11,851,120
Fiserv Inc.[a,b]	638,612	63,522,736
FleetCor Technologies Inc.[a,b]	263,823	45,833,970
Gartner Inc.[a]	230,094	20,351,814
Genpact Ltd.[a]	432,821	10,366,063
Global Payments Inc.	441,839	33,915,562
International Business Machines Corp.	1,742,955	276,868,402
Jack Henry & Associates Inc.	226,636	19,388,710
Leidos Holdings Inc.	191,073	8,269,639
MasterCard Inc. Class A	2,780,554	282,976,981
Paychex Inc.	927,655	53,683,395
PayPal Holdings Inc.[a]	3,263,106	133,689,453
Sabre Corp.	596,220	16,801,480
Square Inc.[a,b]	148,800	1,735,008
Teradata Corp.[a,b]	372,934	11,560,954
Total System Services Inc.	478,386	22,555,900
Vantiv Inc. Class Aa	446,129	25,103,679
Visa Inc. Class A	5,498,897	454,758,782
Western Union Co. (The)	1,417,629	29,515,036
WEX Inc.[a,b]	110,975	11,995,288

		2,107,002,518
LEISURE PRODUCTS — 0.26%
Brunswick Corp./DE	211,890	10,335,994
Hasbro Inc.	323,606	25,671,664
Mattel Inc.	982,570	29,752,220
Polaris Industries Inc.[b]	173,252	13,416,635
Vista Outdoor Inc.[a]	30,536	1,217,165

		80,393,678
LIFE SCIENCES TOOLS & SERVICES — 0.94%
Agilent Technologies Inc.	245,382	11,555,038
Bio-Techne Corp.	105,711	11,575,355
Bruker Corp.	300,880	6,814,932
Charles River Laboratories International Inc.[a]	134,329	11,194,979
Illumina Inc.[a]	420,818	76,445,798
Mettler-Toledo International Inc.[a]	75,601	31,739,568
Patheon NVa	54,880	1,626,094
PerkinElmer Inc.	65,617	3,681,770
Quintiles Transnational Holdings Inc.[a,b]	155,524	12,606,775
Thermo Fisher Scientific Inc.	514,576	81,848,459
VWR Corp.[a,b]	13,010	368,964
Waters Corp.[a,b]	221,160	35,051,648

		284,509,380

Security	Shares	Value
MACHINERY — 1.16%
Deere & Co.	224,199	$19,135,385
Donaldson Co. Inc.	337,057	12,582,338
Flowserve Corp.	227,404	10,969,969
Fortive Corp.	230,520	11,733,468
Graco Inc.	158,973	11,764,002
IDEX Corp.	203,641	19,054,688
Illinois Tool Works Inc.	848,797	101,719,833
Ingersoll-Rand PLC	372,345	25,297,119
Lincoln Electric Holdings Inc.	110,937	6,946,875
Manitowoc Foodservice Inc.[a,b]	159,579	2,588,371
Middleby Corp. (The)[a,b]	162,958	20,144,868
Nordson Corp.	164,138	16,353,069
PACCAR Inc.	86,826	5,103,632
Snap-on Inc.	121,898	18,523,620
Stanley Black & Decker Inc.	52,137	6,411,808
Toro Co. (The)	307,553	14,405,783
WABCO Holdings Inc.[a]	151,481	17,197,638
Wabtec Corp./DE	247,674	20,222,582
Xylem Inc./NY	268,385	14,076,793

		354,231,841
MEDIA — 5.07%
AMC Networks Inc. Class Aa,b	171,520	8,895,027
Cable One Inc.	13,503	7,885,752
CBS Corp. Class B NVS	1,162,186	63,618,062
Charter Communications Inc. Class Aa	577,719	155,966,798
Cinemark Holdings Inc.	304,895	11,671,381
Clear Channel Outdoor Holdings Inc. Class A	52,763	308,136
Comcast Corp. Class A	6,432,311	426,719,512
Discovery Communications Inc. Class Aa,b	401,302	10,803,050
Discovery Communications Inc. Class C NVS[a]	630,048	16,576,563
DISH Network Corp. Class Aa	488,014	26,733,407
Interpublic Group of Companies Inc. (The)	1,152,534	25,759,135
Lions Gate Entertainment Corp.[b]	173,783	3,473,922
Live Nation Entertainment Inc.[a,b]	215,480	5,921,390
Madison Square Garden Co. (The)[a,b]	5,588	946,663
Omnicom Group Inc.	679,742	57,778,070
Regal Entertainment Group Class A	65,599	1,426,778
Scripps Networks Interactive Inc. Class A	237,095	15,053,162
Sirius XM Holdings Inc.[a,b]	5,126,466	21,377,363
Starz Series Aa	241,875	7,544,081
Time Warner Inc.	1,490,256	118,639,280
Tribune Media Co.	17,416	636,032
Twenty-First Century Fox Inc. Class A	2,422,948	58,683,801
Twenty-First Century Fox Inc. Class B	1,091,482	27,003,265
Viacom Inc. Class A	25,505	1,092,124
Viacom Inc. Class B NVS	876,147	33,381,201
Walt Disney Co. (The)	4,682,283	434,796,799

		1,542,690,754
METALS & MINING — 0.05%
Freeport-McMoRan Inc.	834,076	9,058,065
Royal Gold Inc.	12,164	941,858
Southern Copper Corp.[b]	105,139	2,765,156
Steel Dynamics Inc.	100,642	2,515,044

		15,280,123

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	110,059	$8,174,082

		8,174,082
MULTILINE RETAIL — 0.46%
Dollar General Corp.	818,693	57,300,323
Dollar Tree Inc.[a,b]	651,819	51,448,074
Nordstrom Inc.[b]	353,336	18,331,072
Target Corp.	183,896	12,629,977

		139,709,446
OIL, GAS & CONSUMABLE FUELS — 0.64%
Apache Corp.	754,293	48,176,694
Cabot Oil & Gas Corp.	934,868	24,119,594
Chesapeake Energy Corp.[a,b]	147,122	922,455
Cimarex Energy Co.	42,558	5,718,518
Continental Resources Inc./OKa,b	110,972	5,766,105
Devon Energy Corp.	134,033	5,912,196
Diamondback Energy Inc.[a,b]	55,245	5,333,352
EOG Resources Inc.	177,652	17,180,725
Newfield Exploration Co.[a]	145,760	6,334,730
ONEOK Inc.	602,420	30,958,364
Parsley Energy Inc. Class Aa,b	40,800	1,367,208
Southwestern Energy Co.[a]	1,407,062	19,473,738
Spectra Energy Corp.	310,625	13,279,219
Williams Companies Inc. (The)	328,939	10,108,295

		194,651,193
PERSONAL PRODUCTS — 0.24%
Coty Inc. Class Ab	72,460	1,702,810
Estee Lauder Companies Inc. (The) Class A	623,470	55,214,503
Herbalife Ltd.[a,b]	212,249	13,157,316
Nu Skin Enterprises Inc. Class A	45,566	2,951,765

		73,026,394
PHARMACEUTICALS — 3.07%
Akorn Inc.[a]	241,429	6,581,355
Allergan PLC[a]	675,476	155,568,878
Bristol-Myers Squibb Co.	4,818,078	259,790,766
Eli Lilly & Co.	2,813,398	225,803,323
Johnson & Johnson	1,371,783	162,048,726
Mylan NVa	417,373	15,910,259
Pfizer Inc.	1,214,744	41,143,379
Zoetis Inc.	1,311,547	68,213,559

		935,060,245
PROFESSIONAL SERVICES — 0.49%
Dun & Bradstreet Corp. (The)	42,280	5,776,294
Equifax Inc.	341,338	45,937,268
Nielsen Holdings PLC	812,055	43,501,786
Robert Half International Inc.	366,761	13,885,572
TransUnion[a]	152,484	5,260,698
Verisk Analytics Inc. Class Aa,b	441,579	35,891,541

		150,253,159

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
CBRE Group Inc. Class Aa,b	863,594	$24,163,360

		24,163,360
ROAD & RAIL — 0.29%
AMERCO	10,950	3,550,319
Avis Budget Group Inc.[a]	240,588	8,230,515
Hertz Global Holdings Inc.[a,b]	41,216	1,655,235
JB Hunt Transport Services Inc.	255,175	20,704,900
Landstar System Inc.	121,353	8,261,712
Old Dominion Freight Line Inc.[a,b]	120,776	8,286,441
Union Pacific Corp.	382,319	37,287,572

		87,976,694
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.89%
Applied Materials Inc.	2,241,035	67,567,205
Broadcom Ltd.	1,087,225	187,568,057
Cree Inc.[a,b]	104,358	2,684,088
Intel Corp.	1,228,353	46,370,326
KLA-Tencor Corp.	447,888	31,222,272
Lam Research Corp.	367,230	34,780,353
Linear Technology Corp.	321,687	19,072,822
Maxim Integrated Products Inc.	814,414	32,519,551
Microchip Technology Inc.	605,604	37,632,233
NVIDIA Corp.	1,465,974	100,448,538
ON Semiconductor Corp.[a]	118,644	1,461,694
Qorvo Inc.[a,b]	36,068	2,010,430
QUALCOMM Inc.	876,345	60,029,633
Skyworks Solutions Inc.	501,940	38,217,712
Texas Instruments Inc.	2,898,714	203,431,749
Xilinx Inc.	231,916	12,602,315

		877,618,978
SOFTWARE — 7.22%
Activision Blizzard Inc.	1,611,962	71,409,917
Adobe Systems Inc.[a]	1,406,413	152,652,067
ANSYS Inc.[a]	65,585	6,073,827
Atlassian Corp. PLC Class Aa,b	75,001	2,247,780
Autodesk Inc.[a]	499,180	36,105,689
Cadence Design Systems Inc.[a]	860,942	21,979,849
CDK Global Inc.	446,285	25,598,908
Citrix Systems Inc.[a]	445,982	38,006,586
Dell Technologies Inc. — VMware Inc. Class Va	66,531	3,180,182
Electronic Arts Inc.[a]	837,148	71,492,439
FireEye Inc.[a,b]	101,497	1,495,051
Fortinet Inc.[a]	416,838	15,393,827
Guidewire Software Inc.[a]	208,185	12,486,936
Intuit Inc.	701,792	77,204,138
Manhattan Associates Inc.[a,b]	206,284	11,886,084
Microsoft Corp.	21,858,943	1,259,075,117
NetSuite Inc.[a,b]	114,493	12,673,230
Nuance Communications Inc.[a]	486,581	7,055,425
Oracle Corp.	836,972	32,876,260
PTC Inc.[a]	145,629	6,452,821
Red Hat Inc.[a]	521,594	42,160,443
salesforce.com inc.[a]	1,845,114	131,611,982
ServiceNow Inc.[a,b]	454,099	35,941,936
Splunk Inc.[a,b]	377,009	22,122,888
SS&C Technologies Holdings Inc.	445,418	14,320,189
Symantec Corp.	250,964	6,299,196

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Security	Shares	Value
Synopsys Inc.[a]	41,347	$2,453,944
Tableau Software Inc. Class Aa,b	158,092	8,737,745
Tyler Technologies Inc.[a]	95,086	16,281,576
Ultimate Software Group Inc. (The)[a,b]	79,033	16,153,555
VMware Inc. Class Aa,b	73,407	5,384,403
Workday Inc. Class Aa,b	335,564	30,767,863

		2,197,581,853
SPECIALTY RETAIL — 4.10%
Advance Auto Parts Inc.	203,946	30,412,428
AutoNation Inc.[a,b]	74,303	3,619,299
AutoZone Inc.[a]	84,697	65,076,093
Bed Bath & Beyond Inc.	44,926	1,936,760
Burlington Stores Inc.[a,b]	115,841	9,385,438
Cabela’s Inc.[a,b]	18,007	989,125
CarMax Inc.[a,b]	556,701	29,699,998
Dick’s Sporting Goods Inc.	196,552	11,148,429
Foot Locker Inc.	349,383	23,660,217
Gap Inc. (The)	40,973	911,240
Home Depot Inc. (The)	3,590,800	462,064,144
L Brands Inc.	126,382	8,944,054
Lowe’s Companies Inc.	2,579,617	186,274,144
Michaels Companies Inc. (The)[a]	205,650	4,970,561
Murphy USA Inc.[a,b]	64,750	4,620,560
O’Reilly Automotive Inc.[a,b]	272,096	76,216,811
Ross Stores Inc.	1,133,368	72,875,562
Sally Beauty Holdings Inc.[a,b]	420,794	10,805,990
Signet Jewelers Ltd.	206,229	15,370,247
TJX Companies Inc. (The)	1,905,939	142,526,118
Tractor Supply Co.	384,364	25,886,915
Ulta Salon Cosmetics & Fragrance Inc.[a]	168,614	40,126,760
Urban Outfitters Inc.[a,b]	200,166	6,909,730
Williams-Sonoma Inc.	254,331	12,991,227

		1,247,421,850
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.42%
Apple Inc.	14,489,095	1,637,992,190
NCR Corp.[a]	355,478	11,442,837

		1,649,435,027
TEXTILES, APPAREL & LUXURY GOODS — 1.30%
Carter’s Inc.	144,087	12,493,784
Coach Inc.	151,747	5,547,870
Hanesbrands Inc.	1,085,841	27,417,485
Kate Spade & Co.[a,b]	368,158	6,306,547
lululemon athletica Inc.[a,b]	279,573	17,048,362
Michael Kors Holdings Ltd.[a]	465,670	21,788,699
NIKE Inc. Class B	3,821,365	201,194,867
Ralph Lauren Corp.	11,332	1,146,119
Skechers U.S.A. Inc. Class Aa,b	375,027	8,588,118
Under Armour Inc. Class Aa,b	526,977	20,383,470
Under Armour Inc. Class Ca,b	533,125	18,051,613
VF Corp.	979,463	54,898,901

		394,865,835
TOBACCO — 1.55%
Altria Group Inc.	5,644,879	356,925,699
Philip Morris International Inc.	478,791	46,548,061
Reynolds American Inc.	1,465,909	69,117,609

		472,591,369

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.41%
Air Lease Corp.	137,380	$3,926,320
Fastenal Co.	829,186	34,643,391
HD Supply Holdings Inc.[a]	578,891	18,512,934
Herc Holdings Inc.[a]	13,738	462,971
MSC Industrial Direct Co. Inc. Class A	56,835	4,172,257
United Rentals Inc.[a]	217,028	17,034,528
Watsco Inc.	74,714	10,527,203
WW Grainger Inc.[b]	159,399	35,839,271

		125,118,875
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
T-Mobile U.S. Inc.[a,b]	507,333	23,702,598

		23,702,598

TOTAL COMMON STOCKS
(Cost: $23,557,910,904)		30,347,631,073

SHORT-TERM INVESTMENTS — 2.57%

MONEY MARKET FUNDS — 2.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	756,705,904	756,705,904
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	25,670,433	25,670,433

		782,376,337

TOTAL SHORT-TERM INVESTMENTS
(Cost: $782,376,337)		782,376,337

TOTAL INVESTMENTS IN SECURITIES — 102.31%
(Cost: $24,340,287,241)		31,130,007,410
Other Assets, Less Liabilities — (2.31)%		(703,474,324)

NET ASSETS — 100.00%		$30,426,533,086

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	702	Dec. 2016	Chicago Mercantile	$75,331,953	$75,830,040	$498,087

See notes to financial statements.

19

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.47%
General Dynamics Corp.	423,853	$65,765,031
Huntington Ingalls Industries Inc.	22,606	3,468,213
L-3 Communications Holdings Inc.	227,489	34,289,417
Orbital ATK Inc.	173,683	13,239,855
Raytheon Co.	545,870	74,309,283
Spirit AeroSystems Holdings Inc. Class Aa,b	191,558	8,531,993
Textron Inc.	551,727	21,931,148
United Technologies Corp.	2,309,211	234,615,838

		456,150,778
AIR FREIGHT & LOGISTICS — 0.03%
Expeditors International of Washington Inc.	160,753	8,281,995

		8,281,995
AIRLINES — 0.54%
Alaska Air Group Inc.	62,677	4,127,907
American Airlines Group Inc.	1,571,087	57,517,495
Copa Holdings SA Class Ab	92,201	8,107,234
Delta Air Lines Inc.	507,133	19,960,755
JetBlue Airways Corp.[a]	886,507	15,283,381
Spirit Airlines Inc.[a]	213,245	9,069,310
United Continental Holdings Inc.[a]	996,722	52,298,003

		166,364,085
AUTO COMPONENTS — 0.50%
BorgWarner Inc.	567,013	19,947,518
Gentex Corp.	302,491	5,311,742
Goodyear Tire & Rubber Co. (The)	790,723	25,540,353
Johnson Controls International PLC	2,139,487	99,550,330
Lear Corp.	37,610	4,559,084

		154,909,027
AUTOMOBILES — 0.88%
Ford Motor Co.	11,548,312	139,388,126
General Motors Co.	4,168,788	132,442,395

		271,830,521
BANKS — 10.21%
Associated Banc-Corp.	445,579	8,728,893
Bank of America Corp.	30,574,238	478,486,825
Bank of Hawaii Corp.	126,667	9,198,557
BankUnited Inc.	296,236	8,946,327
BB&T Corp.	2,417,909	91,203,527
BOK Financial Corp.	77,232	5,326,691
CIT Group Inc.	590,986	21,452,792
Citigroup Inc.	8,734,370	412,524,295
Citizens Financial Group Inc.	925,358	22,865,596
Comerica Inc.	517,981	24,510,861
Commerce Bancshares Inc./MO	247,449	12,189,338
Cullen/Frost Bankers Inc.[b]	158,265	11,385,584
East West Bancorp. Inc.	426,591	15,660,156

Security	Shares	Value
Fifth Third Bancorp.	2,270,203	$46,448,353
First Hawaiian Inc.[a]	64,535	1,733,410
First Horizon National Corp.	687,023	10,463,360
First Republic Bank/CA	86,187	6,645,880
Huntington Bancshares Inc./OH	3,192,364	31,476,709
JPMorgan Chase & Co.	10,829,302	721,123,220
KeyCorp	3,208,915	39,052,496
M&T Bank Corp.	444,178	51,569,066
PacWest Bancorp.	352,835	15,140,150
People’s United Financial Inc.[b]	919,260	14,542,693
PNC Financial Services Group Inc. (The)[c]	1,485,098	133,792,479
Popular Inc.	304,977	11,656,221
Regions Financial Corp.	3,764,654	37,157,135
Signature Bank/New York NYa	64,812	7,676,981
SunTrust Banks Inc.	1,490,581	65,287,448
SVB Financial Group[a]	39,872	4,407,451
Synovus Financial Corp.	370,468	12,051,324
TCF Financial Corp.	470,515	6,827,173
U.S. Bancorp.	4,829,974	207,157,585
Wells Fargo & Co.	13,593,507	601,920,490
Western Alliance Bancorp.[a,b]	122,586	4,601,878
Zions BanCorp.	597,944	18,548,223

		3,171,759,167
BEVERAGES — 0.78%
Brown-Forman Corp. Class A	9,302	462,775
Brown-Forman Corp. Class B	33,632	1,595,502
Coca-Cola Co. (The)	2,921,474	123,636,780
Molson Coors Brewing Co. Class B	510,559	56,059,378
PepsiCo Inc.	558,903	60,791,879

		242,546,314
BIOTECHNOLOGY — 0.05%
Alnylam Pharmaceuticals Inc.[a,b]	29,182	1,977,956
Juno Therapeutics Inc.[a,b]	18,134	544,202
OPKO Health Inc.[a,b]	80,824	855,926
United Therapeutics Corp.[a,b]	94,751	11,188,198

		14,566,282
BUILDING PRODUCTS — 0.14%
Armstrong World Industries Inc.[a]	139,415	5,760,628
Lennox International Inc.	8,539	1,340,879
Masco Corp.	347,111	11,909,378
Owens Corning	340,622	18,185,809
USG Corp.[a]	260,948	6,745,506

		43,942,200
CAPITAL MARKETS — 3.68%
Affiliated Managers Group Inc.[a]	20,631	2,985,306
Ameriprise Financial Inc.	324,080	32,333,462
Bank of New York Mellon Corp. (The)	3,113,582	124,169,650
BlackRock Inc.[c]	371,609	134,693,398
Charles Schwab Corp. (The)	710,852	22,441,598
CME Group Inc.	1,004,345	104,974,139
E*TRADE Financial Corp.[a]	829,144	24,144,673
Franklin Resources Inc.	1,071,079	38,098,280
Goldman Sachs Group Inc. (The)	1,147,353	185,033,618
Interactive Brokers Group Inc. Class A	168,308	5,936,223
Intercontinental Exchange Inc.	182,264	49,094,631

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value
Invesco Ltd.	1,015,161	$31,744,084
Lazard Ltd. Class A	327,512	11,908,336
Legg Mason Inc.	313,442	10,494,038
LPL Financial Holdings Inc.	220,727	6,601,945
Moody’s Corp.	52,652	5,701,159
Morgan Stanley	4,244,550	136,080,273
Nasdaq Inc.	332,664	22,468,127
Northern Trust Corp.	614,723	41,795,017
Raymond James Financial Inc.	375,289	21,845,573
State Street Corp.	1,149,908	80,068,094
T Rowe Price Group Inc.	170,847	11,361,325
TD Ameritrade Holding Corp.	80,206	2,826,459
Thomson Reuters Corp.	890,773	36,860,187

		1,143,659,595
CHEMICALS — 1.54%
Air Products & Chemicals Inc.	75,432	11,340,447
Albemarle Corp.	332,059	28,387,724
Ashland Global Holdings Inc.	181,820	21,082,029
Cabot Corp.	182,504	9,565,035
Celanese Corp. Series A	397,864	26,481,828
CF Industries Holdings Inc.	675,008	16,436,445
Dow Chemical Co. (The)	3,337,494	172,982,314
Eastman Chemical Co.	438,206	29,657,782
FMC Corp.	76,597	3,702,699
Huntsman Corp.	591,046	9,616,318
LyondellBasell Industries NV Class A	575,418	46,413,216
Monsanto Co.	455,463	46,548,319
Mosaic Co. (The)	1,041,773	25,481,767
NewMarket Corp.	1,643	705,373
Platform Specialty Products Corp.[a,b]	577,736	4,685,439
Praxair Inc.	104,063	12,573,932
Scotts Miracle-Gro Co. (The) Class A	10,474	872,170
Westlake Chemical Corp.	113,775	6,086,962
WR Grace & Co.	94,132	6,946,942

		479,566,741
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Clean Harbors Inc.[a]	144,462	6,931,287
Republic Services Inc.	699,515	35,290,532
RR Donnelley & Sons Co.	198,139	3,114,745
Stericycle Inc.[a]	13,291	1,065,140
Waste Management Inc.	229,950	14,661,612

		61,063,316
COMMUNICATIONS EQUIPMENT — 1.93%
ARRIS International PLC[a]	434,138	12,299,130
Brocade Communications Systems Inc.	1,186,582	10,952,152
Cisco Systems Inc.	14,972,627	474,931,728
EchoStar Corp. Class Aa	135,851	5,954,349
Harris Corp.	370,280	33,921,351
Juniper Networks Inc.	1,108,174	26,662,666
Motorola Solutions Inc.	459,602	35,058,441

		599,779,817
CONSTRUCTION & ENGINEERING — 0.25%
AECOM[a]	452,858	13,463,468
Chicago Bridge & Iron Co. NV	311,264	8,724,730
Fluor Corp.	413,665	21,229,288

Security	Shares	Value
Jacobs Engineering Group Inc.[a]	355,625	$18,392,925
KBR Inc.	428,338	6,480,754
Quanta Services Inc.[a]	313,673	8,779,707
Valmont Industries Inc.	13,088	1,761,252

		78,832,124
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	17,830	3,193,531
Vulcan Materials Co.	27,159	3,088,793

		6,282,324
CONSUMER FINANCE — 1.40%
Ally Financial Inc.	1,317,550	25,652,698
American Express Co.	2,379,094	152,357,180
Capital One Financial Corp.	1,517,700	109,016,391
Discover Financial Services	817,253	46,215,657
Navient Corp.	978,667	14,161,311
OneMain Holdings Inc.[a,b]	156,406	4,840,766
Santander Consumer USA Holdings Inc.[a]	312,154	3,795,793
SLM Corp.[a]	1,271,593	9,498,800
Synchrony Financial	2,485,001	69,580,028

		435,118,624
CONTAINERS & PACKAGING — 0.44%
AptarGroup Inc.	137,749	10,663,150
Avery Dennison Corp.	14,628	1,137,912
Bemis Co. Inc.	239,942	12,239,441
Graphic Packaging Holding Co.	279,942	3,916,389
International Paper Co.	1,218,876	58,481,671
Sonoco Products Co.	295,272	15,599,220
WestRock Co.	743,069	36,023,985

		138,061,768
DISTRIBUTORS — 0.01%
Genuine Parts Co.	24,568	2,467,856

		2,467,856
DIVERSIFIED CONSUMER SERVICES — 0.07%
Graham Holdings Co. Class B	12,933	6,225,558
H&R Block Inc.	667,672	15,456,607

		21,682,165
DIVERSIFIED FINANCIAL SERVICES — 2.73%
Berkshire Hathaway Inc. Class Ba	5,625,537	812,721,330
Leucadia National Corp.	976,408	18,590,808
Voya Financial Inc.	607,546	17,509,476

		848,821,614
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.78%
AT&T Inc.	18,327,732	744,289,196
CenturyLink Inc.	1,596,549	43,793,339
Frontier Communications Corp.	3,472,179	14,444,265
Level 3 Communications Inc.[a]	867,755	40,246,477
SBA Communications Corp. Class Aa	134,483	15,083,613

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value
Verizon Communications Inc.	6,069,117	$315,472,702

		1,173,329,592
ELECTRIC UTILITIES — 3.91%
Alliant Energy Corp.	674,275	25,831,475
American Electric Power Co. Inc.	1,463,937	93,999,395
Avangrid Inc.	168,477	7,038,969
Duke Energy Corp.	2,051,116	164,171,325
Edison International	940,265	67,934,146
Entergy Corp.	531,535	40,784,681
Eversource Energy	943,252	51,105,393
Exelon Corp.	2,637,845	87,813,860
FirstEnergy Corp.	1,263,592	41,799,623
Great Plains Energy Inc.	460,602	12,569,829
Hawaiian Electric Industries Inc.	320,599	9,569,880
ITC Holdings Corp.	227,251	10,562,626
NextEra Energy Inc.	1,370,114	167,592,344
OGE Energy Corp.	591,382	18,699,499
PG&E Corp.	1,476,635	90,325,763
Pinnacle West Capital Corp.	328,834	24,988,096
PPL Corp.	2,016,213	69,700,483
Southern Co. (The)	2,795,042	143,385,655
Westar Energy Inc.	419,886	23,828,530
Xcel Energy Inc.	1,511,011	62,162,993

		1,213,864,565
ELECTRICAL EQUIPMENT — 0.74%
AMETEK Inc.	557,622	26,643,179
Eaton Corp. PLC	1,359,882	89,357,846
Emerson Electric Co.	1,596,601	87,030,721
Hubbell Inc.	59,002	6,356,876
Regal Beloit Corp.	133,339	7,932,337
Rockwell Automation Inc.	80,866	9,893,146
Solarcity Corp.[a,b]	193,160	3,778,210

		230,992,315
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.59%
Arrow Electronics Inc.[a,b]	270,075	17,276,698
Avnet Inc.	380,934	15,641,150
Corning Inc.	3,197,890	75,630,099
Dolby Laboratories Inc. Class A	151,769	8,239,539
Fitbit Inc.[a,b]	68,595	1,017,950
FLIR Systems Inc.	407,943	12,817,569
Ingram Micro Inc. Class A	430,182	15,340,290
IPG Photonics Corp.[a,b]	16,649	1,371,045
Jabil Circuit Inc.	556,900	12,151,558
Keysight Technologies Inc.[a]	510,139	16,166,305
National Instruments Corp.	64,722	1,838,105
Trimble Navigation Ltd.[a]	155,552	4,442,565
Zebra Technologies Corp. Class Aa	28,376	1,975,253

		183,908,126
ENERGY EQUIPMENT & SERVICES — 2.19%
Baker Hughes Inc.	1,302,056	65,714,766
Diamond Offshore Drilling Inc.	189,749	3,341,480
Dril-Quip Inc.[a,b]	113,436	6,322,923
Ensco PLC Class A	904,214	7,685,819
FMC Technologies Inc.[a]	669,969	19,877,980
Frank’s International NVb	110,544	1,437,072

Security	Shares	Value
Halliburton Co.	2,548,917	$114,395,395
Helmerich & Payne Inc.[b]	288,537	19,418,540
Nabors Industries Ltd.	823,324	10,011,620
National Oilwell Varco Inc.	1,121,327	41,197,554
Noble Corp. PLC	715,295	4,534,970
Oceaneering International Inc.	293,049	8,061,778
Patterson-UTI Energy Inc.	431,236	9,646,749
Rowan Companies PLC Class A	371,824	5,636,852
RPC Inc.[a]	172,030	2,890,104
Schlumberger Ltd.	4,139,465	325,527,528
Superior Energy Services Inc.[b]	449,994	8,054,893
Transocean Ltd.[b]	1,029,916	10,978,904
Weatherford International PLC[a,b]	2,655,416	14,923,438

		679,658,365
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.27%
Alexandria Real Estate Equities Inc.[b]	205,485	22,350,603
American Campus Communities Inc.	387,953	19,735,169
American Capital Agency Corp.	928,773	18,148,224
American Homes 4 Rent Class A	496,017	10,733,808
Annaly Capital Management Inc.	3,032,352	31,839,696
Apartment Investment & Management Co. Class A	462,652	21,240,353
Apple Hospitality REIT Inc.	490,639	9,081,728
AvalonBay Communities Inc.[b]	407,326	72,438,856
Boston Properties Inc.	377,346	51,428,486
Brandywine Realty Trust	513,910	8,027,274
Brixmor Property Group Inc.[b]	568,502	15,798,671
Camden Property Trust	253,425	21,221,810
Care Capital Properties Inc.[b]	226,799	6,463,772
Chimera Investment Corp.	559,522	8,924,376
Columbia Property Trust Inc.	369,501	8,273,127
Communications Sales & Leasing Inc.[a]	363,789	11,426,612
Corporate Office Properties Trust	282,276	8,002,525
Corrections Corp. of America	351,463	4,874,792
Crown Castle International Corp.	114,315	10,769,616
CubeSmart	168,007	4,579,871
CyrusOne Inc.[b]	25,440	1,210,181
DCT Industrial Trust Inc.	268,019	13,012,322
DDR Corp.	914,059	15,932,048
Digital Realty Trust Inc.[b]	130,799	12,703,199
Douglas Emmett Inc.	415,652	15,225,333
Duke Realty Corp.	1,026,063	28,042,302
Empire State Realty Trust Inc. Class Ab	138,784	2,907,525
EPR Properties	187,654	14,775,876
Equity Commonwealth[a]	363,612	10,988,355
Equity One Inc.	273,540	8,373,059
Equity Residential[b]	1,058,935	68,121,289
Essex Property Trust Inc.	112,715	25,101,631
Forest City Realty Trust Inc. Class A	679,678	15,720,952
General Growth Properties Inc.	1,710,462	47,208,751
HCP Inc.[b]	1,389,334	52,725,225
Healthcare Trust of America Inc. Class A	106,106	3,461,178
Highwoods Properties Inc.	284,675	14,837,261
Hospitality Properties Trust	468,896	13,935,589
Host Hotels & Resorts Inc.[b]	2,184,364	34,010,547
Kilroy Realty Corp.	268,785	18,640,240
Kimco Realty Corp.	1,197,528	34,668,436
Liberty Property Trust	434,031	17,513,151
Life Storage Inc.	46,617	4,146,116
Macerich Co. (The)	425,711	34,427,249
MFA Financial Inc.	1,105,513	8,269,237
Mid-America Apartment Communities Inc.[b]	223,449	21,001,972

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value
National Retail Properties Inc.[b]	423,927	$21,556,688
NorthStar Realty Finance Corp.	537,515	7,079,073
Omega Healthcare Investors Inc.[b]	344,843	12,224,684
Outfront Media Inc.	346,611	8,197,350
Paramount Group Inc.	537,510	8,809,789
Piedmont Office Realty Trust Inc. Class Ab	432,374	9,412,782
Post Properties Inc.	157,026	10,384,129
Prologis Inc.	1,551,144	83,048,250
Rayonier Inc.	365,950	9,712,313
Realty Income Corp.[b]	765,573	51,239,801
Regency Centers Corp.	252,556	19,570,564
Retail Properties of America Inc. Class A	707,176	11,880,557
Senior Housing Properties Trust	578,769	13,143,844
Simon Property Group Inc.	86,291	17,863,100
SL Green Realty Corp.[b]	289,205	31,263,060
Spirit Realty Capital Inc.	1,424,496	18,988,532
Starwood Property Trust Inc.	689,001	15,516,303
STORE Capital Corp.	448,827	13,226,932
Sun Communities Inc.	185,884	14,588,176
Tanger Factory Outlet Centers Inc.	26,245	1,022,505
Taubman Centers Inc.[b]	87,447	6,506,931
Two Harbors Investment Corp.	1,032,599	8,808,069
UDR Inc.[b]	786,170	28,294,258
Ventas Inc.	688,634	48,638,219
VEREIT Inc.	2,870,900	29,771,233
Vornado Realty Trust	509,886	51,605,562
Weingarten Realty Investors	346,263	13,497,332
Welltower Inc.[b]	1,061,238	79,348,765
Weyerhaeuser Co.	2,203,250	70,371,805
WP Carey Inc.	307,417	19,837,619

		1,637,726,618
FOOD & STAPLES RETAILING — 1.70%
CVS Health Corp.	185,512	16,508,713
Wal-Mart Stores Inc.	4,499,509	324,504,589
Walgreens Boots Alliance Inc.	2,030,953	163,735,431
Whole Foods Market Inc.	786,789	22,305,468

		527,054,201
FOOD PRODUCTS — 1.96%
Archer-Daniels-Midland Co.	1,709,482	72,088,856
Bunge Ltd.	412,252	24,417,686
ConAgra Foods Inc.	273,654	12,891,840
Flowers Foods Inc.	42,261	638,986
Hain Celestial Group Inc. (The)[a]	76,338	2,716,106
Hormel Foods Corp.	100,953	3,829,147
Ingredion Inc.	63,184	8,407,263
JM Smucker Co. (The)	344,140	46,644,736
Kellogg Co.	56,739	4,395,570
Kraft Heinz Co. (The)	1,546,215	138,401,705
Mead Johnson Nutrition Co.	354,804	28,033,064
Mondelez International Inc. Class A	4,444,086	195,095,375
Pilgrim’s Pride Corp.	149,582	3,159,172
Pinnacle Foods Inc.	343,102	17,213,427
Post Holdings Inc.[a,b]	81,277	6,272,146
TreeHouse Foods Inc.[a,b]	111,967	9,762,403
Tyson Foods Inc. Class A	460,034	34,350,739

		608,318,221

Security	Shares	Value
GAS UTILITIES — 0.23%
Atmos Energy Corp.	300,167	$22,353,436
National Fuel Gas Co.	219,259	11,855,334
Piedmont Natural Gas Co. Inc.	220,951	13,265,898
UGI Corp.	510,628	23,100,811

		70,575,479
HEALTH CARE EQUIPMENT & SUPPLIES — 2.70%
Abbott Laboratories	4,366,725	184,668,800
Alere Inc.[a]	210,631	9,107,685
Baxter International Inc.	1,318,069	62,740,084
Cooper Companies Inc. (The)	31,754	5,692,222
Danaher Corp.	1,324,921	103,860,557
DENTSPLY SIRONA Inc.	682,242	40,545,642
Hill-Rom Holdings Inc.	13,476	835,243
Medtronic PLC	4,171,165	360,388,656
St. Jude Medical Inc.	252,981	20,177,765
Teleflex Inc.	105,806	17,780,698
Zimmer Biomet Holdings Inc.	256,962	33,410,199

		839,207,551
HEALTH CARE PROVIDERS & SERVICES — 1.33%
Acadia Healthcare Co. Inc.[a,b]	143,051	7,088,177
Aetna Inc.	669,983	77,349,537
Amsurg Corp.[a]	71,176	4,772,351
Anthem Inc.	570,175	71,448,629
Brookdale Senior Living Inc.[a,b]	549,364	9,586,402
Cardinal Health Inc.	72,611	5,641,875
Centene Corp.[a,b]	130,820	8,759,707
Cigna Corp.	503,150	65,570,508
DaVita Inc.[a]	302,146	19,962,786
Envision Healthcare Holdings Inc.[a]	90,512	2,015,702
Express Scripts Holding Co.[a]	220,590	15,558,213
HCA Holdings Inc.[a]	294,616	22,281,808
Humana Inc.	26,066	4,610,815
Laboratory Corp. of America Holdings[a]	167,798	23,068,869
LifePoint Health Inc.[a,b]	120,728	7,150,720
MEDNAX Inc.[a,b]	80,444	5,329,415
Premier Inc.[a,b]	93,792	3,033,233
Quest Diagnostics Inc.	420,243	35,565,165
Universal Health Services Inc. Class B	191,391	23,583,199
WellCare Health Plans Inc.[a]	10,396	1,217,268

		413,594,379
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a,b]	558,956	7,361,451

		7,361,451
HOTELS, RESTAURANTS & LEISURE — 0.65%
Aramark	409,870	15,587,356
Carnival Corp.	1,211,908	59,165,349
Choice Hotels International Inc.	30,515	1,375,616
Extended Stay America Inc.	187,456	2,661,875
Hilton Worldwide Holdings Inc.	186,029	4,265,645
Hyatt Hotels Corp. Class Aa,b	66,555	3,275,837
International Game Technology PLC	282,066	6,876,769
Marriott International Inc./MD Class A	235,464	15,853,791
MGM Resorts International[a]	1,280,464	33,330,478

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value
Norwegian Cruise Line Holdings Ltd.[a,b]	428,974	$16,172,320
Royal Caribbean Cruises Ltd.	499,593	37,444,496
Wendy’s Co. (The)	265,469	2,867,065
Wynn Resorts Ltd.	20,731	2,019,614

		200,896,211
HOUSEHOLD DURABLES — 0.38%
CalAtlantic Group Inc.	196,204	6,561,062
DR Horton Inc.	452,682	13,670,996
Garmin Ltd.	331,084	15,928,451
Harman International Industries Inc.	112,835	9,528,916
Lennar Corp. Class A	257,450	10,900,433
Lennar Corp. Class B	13,667	458,801
Mohawk Industries Inc.[a]	38,585	7,730,119
PulteGroup Inc.	720,465	14,438,119
Toll Brothers Inc.[a]	245,339	7,325,822
Whirlpool Corp.	198,767	32,232,057

		118,774,776
HOUSEHOLD PRODUCTS — 2.89%
Clorox Co. (The)	56,771	7,106,594
Colgate-Palmolive Co.	2,119,460	157,136,764
Energizer Holdings Inc.	126,997	6,344,770
Kimberly-Clark Corp.	158,280	19,965,439
Procter & Gamble Co. (The)[b]	7,873,725	706,666,819

		897,220,386
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.16%
AES Corp./VA	1,959,208	25,175,823
Calpine Corp.[a,b]	1,064,013	13,449,124
NRG Energy Inc.	938,202	10,517,245

		49,142,192
INDUSTRIAL CONGLOMERATES — 2.23%
Carlisle Companies Inc.	130,524	13,387,847
General Electric Co.	22,065,905	653,592,106
Roper Technologies Inc.	145,044	26,466,178

		693,446,131
INSURANCE — 4.96%
Aflac Inc.	1,195,159	85,896,077
Alleghany Corp.[a]	41,252	21,658,125
Allied World Assurance Co. Holdings AG	260,741	10,539,151
Allstate Corp. (The)	1,111,922	76,922,764
American Financial Group Inc./OH	203,303	15,247,725
American International Group Inc.	3,299,139	195,770,908
American National Insurance Co.	21,770	2,655,069
AmTrust Financial Services Inc.	243,580	6,535,251
Arch Capital Group Ltd.[a]	340,198	26,964,094
Arthur J Gallagher & Co.	164,856	8,386,225
Aspen Insurance Holdings Ltd.	179,692	8,371,850
Assurant Inc.	183,507	16,928,521
Assured Guaranty Ltd.	396,493	11,002,681
Axis Capital Holdings Ltd.	271,786	14,766,133
Brown & Brown Inc.	325,736	12,283,505
Chubb Ltd.	1,374,756	172,738,091
Cincinnati Financial Corp.	444,733	33,541,763
CNA Financial Corp.	79,954	2,751,217

Security	Shares	Value
Endurance Specialty Holdings Ltd.	190,193	$12,448,132
Erie Indemnity Co. Class A	19,042	1,943,617
Everest Re Group Ltd.	116,243	22,082,683
First American Financial Corp.	317,182	12,458,909
FNF Group	778,553	28,736,391
Hanover Insurance Group Inc. (The)	126,027	9,504,956
Hartford Financial Services Group Inc. (The)	1,162,776	49,790,068
Lincoln National Corp.	548,083	25,748,939
Loews Corp.	831,119	34,200,547
Markel Corp.[a]	40,530	37,643,048
Mercury General Corp.	53,355	2,926,522
MetLife Inc.	2,766,108	122,898,178
Old Republic International Corp.	718,981	12,668,445
Principal Financial Group Inc.	794,185	40,908,469
ProAssurance Corp.	156,972	8,237,891
Progressive Corp. (The)	1,561,937	49,201,016
Prudential Financial Inc.	1,314,233	107,307,125
Reinsurance Group of America Inc.	189,569	20,462,078
RenaissanceRe Holdings Ltd.	117,229	14,086,237
Torchmark Corp.	352,705	22,534,323
Travelers Companies Inc. (The)	867,769	99,402,939
Unum Group	706,536	24,947,786
Validus Holdings Ltd.	223,937	11,156,541
White Mountains Insurance Group Ltd.	13,989	11,610,870
WR Berkley Corp.	284,640	16,440,806
XL Group Ltd.	550,058	18,498,451

		1,540,804,117
INTERNET & DIRECT MARKETING RETAIL — 0.08%
Liberty Interactive Corp. QVC Group Series Aa	578,109	11,567,961
Liberty Ventures Series Aa	316,238	12,608,409

		24,176,370
INTERNET SOFTWARE & SERVICES — 0.43%
Akamai Technologies Inc.[a,b]	56,650	3,001,884
CommerceHub Inc. Series Aa	31,843	503,119
CommerceHub Inc. Series Ca	71,217	1,133,062
IAC/InterActiveCorp	45,003	2,811,337
Pandora Media Inc.[a,b]	90,794	1,301,078
Twilio Inc. Class Aa	7,282	468,670
Twitter Inc.[a]	220,237	5,076,463
Yahoo! Inc.[a,b]	2,577,690	111,098,439
Yelp Inc.[a,b]	45,914	1,914,614
Zillow Group Inc. Class Aa,b	46,580	1,604,681
Zillow Group Inc. Class Ca,b	93,271	3,231,840

		132,145,187
IT SERVICES — 0.81%
Amdocs Ltd.	439,282	25,412,464
Booz Allen Hamilton Holding Corp.	19,681	622,116
Computer Sciences Corp.	411,712	21,495,483
CoreLogic Inc./U.S.[a]	109,791	4,306,003
Fidelity National Information Services Inc.	415,365	31,995,566
International Business Machines Corp.	818,914	130,084,489
Leidos Holdings Inc.	195,799	8,474,181
Xerox Corp.	2,985,774	30,245,891

		252,636,193

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value
LEISURE PRODUCTS — 0.03%
Brunswick Corp./DE	49,514	$2,415,293
Vista Outdoor Inc.[a]	150,336	5,992,393

		8,407,686
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Agilent Technologies Inc.	711,882	33,522,523
Bio-Rad Laboratories Inc. Class Aa	61,981	10,153,108
Patheon NVa	40,235	1,192,163
PerkinElmer Inc.	255,072	14,312,090
QIAGEN NVa	677,692	18,595,868
Quintiles Transnational Holdings Inc.[a,b]	85,432	6,925,118
Thermo Fisher Scientific Inc.	636,016	101,164,705
VWR Corp.[a]	220,619	6,256,755

		192,122,330
MACHINERY — 2.16%
AGCO Corp.	207,467	10,232,272
Allison Transmission Holdings Inc.	421,545	12,089,911
Caterpillar Inc.	1,658,594	147,233,389
Colfax Corp.[a,b]	293,567	9,226,811
Crane Co.	145,270	9,153,463
Cummins Inc.	469,053	60,109,142
Deere & Co.[b]	704,689	60,145,206
Donaldson Co. Inc.	28,881	1,078,128
Dover Corp.	455,044	33,509,440
Flowserve Corp.	152,567	7,359,832
Fortive Corp.	662,057	33,698,701
IDEX Corp.	15,615	1,461,096
Ingersoll-Rand PLC	380,535	25,853,548
ITT Inc.	268,016	9,605,693
Lincoln Electric Holdings Inc.	68,132	4,266,426
Manitowoc Foodservice Inc.[a,b]	209,376	3,396,079
Oshkosh Corp.	216,867	12,144,552
PACCAR Inc.	927,774	54,534,556
Parker-Hannifin Corp.	396,666	49,793,483
Pentair PLC	492,902	31,664,024
Snap-on Inc.	46,515	7,068,419
Stanley Black & Decker Inc.	390,546	48,029,347
Terex Corp.	316,485	8,041,884
Timken Co. (The)	210,640	7,401,890
Trinity Industries Inc.	445,157	10,763,896
Xylem Inc./NY	255,109	13,380,467

		671,241,655
MARINE — 0.03%
Kirby Corp.[a,b]	157,671	9,800,829

		9,800,829
MEDIA — 0.85%
Clear Channel Outdoor Holdings Inc. Class A	62,465	364,796
Comcast Corp. Class A	537,672	35,669,160
Discovery Communications Inc. Class Aa,b	30,848	830,428
Discovery Communications Inc. Class C NVS[a,b]	48,558	1,277,561
DISH Network Corp. Class Aa	150,694	8,255,017
John Wiley & Sons Inc. Class A	132,772	6,852,363
Liberty Broadband Corp. Class Aa	75,135	5,271,472
Liberty Broadband Corp. Class Ca	306,494	21,908,191

Security	Shares	Value
Liberty SiriusXM Group Class Aa	271,424	$9,222,988
Liberty SiriusXM Group Class Ca	544,555	18,193,583
Lions Gate Entertainment Corp.	98,652	1,972,053
Live Nation Entertainment Inc.[a]	166,336	4,570,913
Madison Square Garden Co. (The)[a]	52,260	8,853,367
News Corp. Class A	1,129,130	15,785,237
News Corp. Class B	365,817	5,201,918
Regal Entertainment Group Class A	171,444	3,728,907
TEGNA Inc.	647,877	14,162,591
Time Warner Inc.	802,713	63,903,982
Tribune Media Co.	213,827	7,808,962
Twenty-First Century Fox Inc. Class A	731,149	17,708,429
Twenty-First Century Fox Inc. Class B	331,069	8,190,647
Viacom Inc. Class A	3,645	156,079
Viacom Inc. Class B NVS	122,773	4,677,651

		264,566,295
METALS & MINING — 0.83%
Alcoa Inc.	3,910,361	39,651,061
Compass Minerals International Inc.	100,786	7,427,928
Freeport-McMoRan Inc.	3,080,818	33,457,683
Newmont Mining Corp.	1,579,642	62,064,134
Nucor Corp.	944,805	46,720,607
Reliance Steel & Aluminum Co.	206,630	14,883,559
Royal Gold Inc.	180,988	14,013,901
Southern Copper Corp.	137,838	3,625,139
Steel Dynamics Inc.	593,878	14,841,011
Tahoe Resources Inc.	895,049	11,483,479
U.S. Steel Corp.	456,288	8,605,592

		256,774,094
MULTI-UTILITIES — 2.00%
Ameren Corp.	720,184	35,418,649
CenterPoint Energy Inc.	1,280,273	29,740,742
CMS Energy Corp.	826,123	34,705,427
Consolidated Edison Inc.	906,404	68,252,221
Dominion Resources Inc./VA	1,716,250	127,465,888
DTE Energy Co.	532,239	49,854,827
MDU Resources Group Inc.	577,133	14,682,264
NiSource Inc.	955,208	23,030,065
Public Service Enterprise Group Inc.	1,503,367	62,945,976
SCANA Corp.	386,581	27,976,867
Sempra Energy	742,411	79,579,035
Vectren Corp.	247,236	12,411,247
WEC Energy Group Inc.	939,238	56,241,571

		622,304,779
MULTILINE RETAIL — 0.57%
Dillard’s Inc. Class A	56,224	3,542,674
JC Penney Co. Inc.[a,b]	918,962	8,472,830
Kohl’s Corp.	548,521	23,997,794
Macy’s Inc.	915,067	33,903,232
Target Corp.	1,565,894	107,545,600

		177,462,130
OIL, GAS & CONSUMABLE FUELS — 11.24%
Anadarko Petroleum Corp.	1,661,547	105,275,618
Antero Resources Corp.[a]	534,918	14,416,040
Apache Corp.	349,680	22,334,062

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value
Cabot Oil & Gas Corp.	405,452	$10,460,662
Cheniere Energy Inc.[a,b]	592,170	25,818,612
Chesapeake Energy Corp.[a]	1,661,767	10,419,279
Chevron Corp.	5,592,393	575,569,088
Cimarex Energy Co.	233,642	31,394,476
Concho Resources Inc.[a]	418,437	57,472,322
ConocoPhillips	3,687,566	160,298,494
CONSOL Energy Inc.	675,744	12,974,285
Continental Resources Inc./OKa,b	143,941	7,479,174
Devon Energy Corp.	1,414,560	62,396,242
Diamondback Energy Inc.[a]	174,846	16,879,633
Energen Corp.	288,169	16,633,115
EOG Resources Inc.	1,451,701	140,394,004
EQT Corp.	510,943	37,104,681
Exxon Mobil Corp.	12,404,260	1,082,643,813
Gulfport Energy Corp.[a]	374,170	10,570,302
Hess Corp.	836,691	44,863,371
HollyFrontier Corp.	483,800	11,853,100
Kinder Morgan Inc./DE	5,720,510	132,315,396
Kosmos Energy Ltd.[a,b]	463,432	2,970,599
Laredo Petroleum Inc.[a,b]	427,459	5,514,221
Marathon Oil Corp.	2,516,166	39,780,584
Marathon Petroleum Corp.	1,562,933	63,439,450
Murphy Oil Corp.	485,585	14,761,784
Newfield Exploration Co.[a]	439,367	19,094,890
Noble Energy Inc.	1,262,165	45,109,777
Occidental Petroleum Corp.	2,267,928	165,377,310
Parsley Energy Inc. Class Aa	442,170	14,817,117
PBF Energy Inc.	289,216	6,547,850
Phillips 66	1,340,505	107,977,678
Pioneer Natural Resources Co.	483,391	89,741,539
QEP Resources Inc.	710,184	13,869,894
Range Resources Corp.	606,111	23,486,801
SM Energy Co.	254,634	9,823,780
Spectra Energy Corp.	1,759,163	75,204,218
Targa Resources Corp.	463,485	22,761,748
Tesoro Corp.	354,263	28,185,164
Valero Energy Corp.	1,396,530	74,016,090
Whiting Petroleum Corp.[a,b]	596,990	5,217,693
Williams Companies Inc. (The)	1,706,450	52,439,208
World Fuel Services Corp.	206,398	9,547,971
WPX Energy Inc.[a]	990,884	13,069,760

		3,492,320,895
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	186,752	6,934,102

		6,934,102
PERSONAL PRODUCTS — 0.10%
Coty Inc. Class Ab	360,939	8,482,067
Edgewell Personal Care Co.[a]	175,549	13,959,656
Nu Skin Enterprises Inc. Class A	117,413	7,606,014

		30,047,737
PHARMACEUTICALS — 6.74%
Allergan PLC[a]	480,096	110,570,910
Endo International PLC[a]	609,643	12,284,306
Johnson & Johnson	6,759,954	798,553,366
Mallinckrodt PLC[a]	324,657	22,654,565
Merck & Co. Inc.	8,241,146	514,329,922

Security	Shares	Value
Mylan NVa	928,321	$35,387,597
Perrigo Co. PLC	408,662	37,731,762
Pfizer Inc.	16,624,078	563,057,522

		2,094,569,950
PROFESSIONAL SERVICES — 0.12%
Dun & Bradstreet Corp. (The)	64,728	8,843,140
ManpowerGroup Inc.	212,051	15,322,805
Nielsen Holdings PLC	234,083	12,539,826

		36,705,771
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Howard Hughes Corp. (The)[a,b]	107,520	12,311,040
Jones Lang LaSalle Inc.	133,915	15,238,188
Realogy Holdings Corp.	430,805	11,140,617

		38,689,845
ROAD & RAIL — 1.43%
AMERCO	7,071	2,292,630
CSX Corp.	2,838,087	86,561,653
Genesee & Wyoming Inc. Class Aa,b	168,426	11,612,973
Hertz Global Holdings Inc.[a,b]	169,072	6,789,932
Kansas City Southern	320,303	29,890,676
Norfolk Southern Corp.	877,956	85,214,409
Old Dominion Freight Line Inc.[a,b]	76,825	5,270,963
Ryder System Inc.	159,507	10,519,487
Union Pacific Corp.	2,115,215	206,296,919

		444,449,642
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.25%
Analog Devices Inc.	911,680	58,757,776
Applied Materials Inc.	926,459	27,932,739
Cree Inc.[a,b]	186,575	4,798,709
Cypress Semiconductor Corp.[b]	928,668	11,292,603
First Solar Inc.[a,b]	226,023	8,925,648
Intel Corp.	12,793,320	482,947,830
Lam Research Corp.	95,780	9,071,324
Linear Technology Corp.	375,546	22,266,122
Marvell Technology Group Ltd.	1,197,232	15,887,269
Micron Technology Inc.[a]	2,893,523	51,446,839
ON Semiconductor Corp.[a]	1,104,938	13,612,836
Qorvo Inc.[a,b]	341,980	19,061,965
QUALCOMM Inc.	3,465,445	237,382,982
Skyworks Solutions Inc.	46,240	3,520,714
SunPower Corp.[a,b]	169,927	1,515,749
Teradyne Inc.	604,317	13,041,161
Xilinx Inc.	514,890	27,979,122

		1,009,441,388
SOFTWARE — 1.59%
ANSYS Inc.[a]	193,624	17,931,519
Autodesk Inc.[a]	115,453	8,350,716
CA Inc.	864,844	28,609,040
Dell Technologies Inc. — VMware Inc. Class Va	577,859	27,621,660
FireEye Inc.[a,b]	349,443	5,147,295
Nuance Communications Inc.[a]	160,163	2,322,364
Oracle Corp.	7,934,404	311,663,389
PTC Inc.[a]	189,471	8,395,460

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Security	Shares	Value
SS&C Technologies Holdings Inc.	39,823	$1,280,309
Symantec Corp.	1,562,521	39,219,277
Synopsys Inc.[a]	406,080	24,100,848
VMware Inc. Class Aa,b	165,787	12,160,476
Zynga Inc. Class Aa	2,179,397	6,342,045

		493,144,398
SPECIALTY RETAIL — 0.65%
AutoNation Inc.[a,b]	117,981	5,746,855
Bed Bath & Beyond Inc.	395,216	17,037,762
Best Buy Co. Inc.	822,298	31,395,338
Burlington Stores Inc.[a]	89,736	7,270,411
Cabela’s Inc.[a]	131,368	7,216,044
CST Brands Inc.	221,977	10,674,874
Dick’s Sporting Goods Inc.	56,374	3,197,533
Foot Locker Inc.	40,388	2,735,075
GameStop Corp. Class A	305,446	8,427,255
Gap Inc. (The)[b]	618,779	13,761,645
L Brands Inc.	589,345	41,707,946
Michaels Companies Inc. (The)[a]	63,460	1,533,828
Murphy USA Inc.[a,b]	42,857	3,058,276
Penske Automotive Group Inc.[b]	113,580	5,472,284
Signet Jewelers Ltd.	20,009	1,491,271
Staples Inc.	1,916,179	16,383,330
Tiffany & Co.	325,024	23,606,493
Urban Outfitters Inc.[a,b]	58,294	2,012,309

		202,728,529
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.41%
Apple Inc.	1,370,088	154,888,448
Hewlett Packard Enterprise Co.	5,133,923	116,796,748
HP Inc.	5,143,356	79,876,319
Lexmark International Inc. Class A	180,816	7,225,407
NetApp Inc.	861,114	30,845,104
Western Digital Corp.	838,527	49,028,674

		438,660,700
TEXTILES, APPAREL & LUXURY GOODS — 0.22%
Coach Inc.	670,782	24,523,790
PVH Corp.	239,550	26,470,275
Ralph Lauren Corp.	157,966	15,976,681

		66,970,746
THRIFTS & MORTGAGE FINANCE — 0.07%
New York Community Bancorp. Inc.	1,409,233	20,053,385
TFS Financial Corp.	168,690	3,004,369

		23,057,754
TOBACCO — 1.43%
Philip Morris International Inc.	4,115,928	400,150,520
Reynolds American Inc.	943,123	44,468,250

		444,618,770
TRADING COMPANIES & DISTRIBUTORS — 0.07%
Air Lease Corp.	146,682	4,192,172
Herc Holdings Inc.[a]	56,552	1,905,802
MSC Industrial Direct Co. Inc. Class A	82,934	6,088,185

Security	Shares	Value
United Rentals Inc.[a,b]	38,312	$3,007,109
WESCO International Inc.[a,b]	125,827	7,737,102

		22,930,370
TRANSPORTATION INFRASTRUCTURE — 0.06%
Macquarie Infrastructure Corp.	221,717	18,455,723

		18,455,723
WATER UTILITIES — 0.18%
American Water Works Co. Inc.	528,624	39,562,220
Aqua America Inc.	527,692	16,084,052

		55,646,272
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Sprint Corp.[a,b]	2,253,643	14,941,653
T-Mobile U.S. Inc.[a,b]	325,273	15,196,754
Telephone & Data Systems Inc.	285,011	7,746,599
U.S. Cellular Corp.[a]	42,214	1,534,057

		39,419,063

TOTAL COMMON STOCKS (Cost: $27,913,742,862)		31,001,990,192

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	564,200,666	564,200,666
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	22,076,505	22,076,505

		586,277,171

TOTAL SHORT-TERM INVESTMENTS (Cost: $586,277,171)		586,277,171

TOTAL INVESTMENTS IN SECURITIES — 101.70% (Cost: $28,500,020,033)		31,588,267,363
Other Assets, Less Liabilities — (1.70)%		(529,299,156)

NET ASSETS — 100.00%		$31,058,968,207

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	484	Dec. 2016	Chicago Mercantile	$52,195,711	$52,281,680	$85,969

See notes to financial statements.

28

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 1.55%
AAR Corp.	543,228	$17,013,901
Aerojet Rocketdyne Holdings Inc.[a,b]	980,195	17,231,828
Aerovironment Inc.[a,b]	339,475	8,286,585
Astronics Corp.[a]	317,245	14,291,887
Cubic Corp.	414,539	19,404,571
Curtiss-Wright Corp.	728,933	66,413,086
DigitalGlobe Inc.[a,b]	1,040,923	28,625,382
Ducommun Inc.[a]	172,389	3,937,365
Engility Holdings Inc.[a]	298,999	9,418,468
Esterline Technologies Corp.[a]	486,146	36,966,542
KEYW Holding Corp. (The)[a,b]	591,616	6,531,441
KLX Inc.[a,b]	870,982	30,658,566
Kratos Defense & Security Solutions Inc.[a,b]	768,730	5,296,550
Mercury Systems Inc.[a,b]	640,156	15,728,633
Moog Inc. Class Aa	525,700	31,300,178
National Presto Industries Inc.	80,869	7,099,489
Sparton Corp.[a,b]	155,852	4,092,674
TASER International Inc.[a,b]	859,807	24,599,078
Teledyne Technologies Inc.[a,b]	562,926	60,756,603
Triumph Group Inc.	813,254	22,673,521
Vectrus Inc.[a]	176,300	2,685,049
Wesco Aircraft Holdings Inc.[a,b]	914,416	12,280,607

		445,292,004
AIR FREIGHT & LOGISTICS — 0.52%
Air Transport Services Group Inc.[a]	801,932	11,507,724
Atlas Air Worldwide Holdings Inc.[a,b]	403,088	17,260,228
Echo Global Logistics Inc.[a,b]	472,719	10,900,900
Forward Air Corp.	490,199	21,206,009
Hub Group Inc. Class Aa,b	551,510	22,479,548
Park-Ohio Holdings Corp.	139,616	5,089,003
Radiant Logistics Inc.[a,b]	616,089	1,749,693
XPO Logistics Inc.[a,b]	1,611,631	59,098,509

		149,291,614
AIRLINES — 0.38%
Allegiant Travel Co.	217,482	28,722,848
Hawaiian Holdings Inc.[a,b]	868,045	42,186,987
SkyWest Inc.	827,469	21,853,456
Virgin America Inc.[a,b]	318,209	17,027,364

		109,790,655
AUTO COMPONENTS — 1.23%
American Axle & Manufacturing Holdings Inc.[a,b]	1,264,720	21,778,479
Cooper Tire & Rubber Co.	910,745	34,626,525
Cooper-Standard Holding Inc.[a]	244,181	24,125,083
Dana Inc.	2,457,190	38,307,592
Dorman Products Inc.[a,b]	435,852	27,850,943
Drew Industries Inc.	391,259	38,351,207
Federal-Mogul Holdings Corp.[a,b]	509,208	4,893,489
Fox Factory Holding Corp.[a,b]	368,016	8,453,328
Gentherm Inc.[a,b]	602,229	18,922,035
Horizon Global Corp.[a,b]	303,481	6,048,376

Security	Shares	Value
Metaldyne Performance Group Inc.	250,575	$3,971,614
Modine Manufacturing Co.[a]	776,326	9,207,226
Motorcar Parts of America Inc.[a,b]	303,321	8,729,578
Spartan Motors Inc.	551,382	5,282,240
Standard Motor Products Inc.	354,566	16,934,072
Stoneridge Inc.[a]	440,897	8,112,505
Strattec Security Corp.	57,277	2,021,878
Superior Industries International Inc.	413,494	12,057,485
Tenneco Inc.[a,b]	928,084	54,079,455
Tower International Inc.	339,303	8,177,202
Unique Fabricating Inc.	107,959	1,321,418
Workhorse Group Inc.[a,b]	187,693	1,358,897

		354,610,627
AUTOMOBILES — 0.04%
Winnebago Industries Inc.[b]	442,545	10,430,786

		10,430,786
BANKS — 9.82%
1st Source Corp.	258,993	9,244,755
Access National Corp.	137,376	3,283,286
ACNB Corp.	100,868	2,681,071
Allegiance Bancshares Inc.[a,b]	182,193	4,919,211
American National Bankshares Inc.	136,359	3,811,234
Ameris Bancorp.	560,316	19,583,044
Ames National Corp.	143,518	3,969,708
Arrow Financial Corp.	187,936	6,169,939
Atlantic Capital Bancshares Inc.[a,b]	287,661	4,309,162
Banc of California Inc.	805,792	14,069,128
BancFirst Corp.	129,685	9,403,459
Banco Latinoamericano de Comercio Exterior SA Class E	500,551	14,105,527
Bancorp. Inc. (The)[a,b]	588,736	3,779,685
BancorpSouth Inc.	1,427,530	33,118,696
Bank of Marin Bancorp.	97,874	4,867,274
Bank of the Ozarks Inc.	1,459,200	56,033,280
Bankwell Financial Group Inc.	93,312	2,210,561
Banner Corp.	494,760	21,640,802
Bar Harbor Bankshares	99,823	3,665,501
Berkshire Hills Bancorp. Inc.	505,496	14,007,294
Blue Hills Bancorp. Inc.	405,029	6,083,536
BNC Bancorp.	667,072	16,223,191
Boston Private Financial Holdings Inc.	1,348,883	17,306,169
Bridge Bancorp. Inc.	277,864	7,944,132
Brookline Bancorp. Inc.	1,138,041	13,872,720
Bryn Mawr Bank Corp.	276,405	8,842,196
C&F Financial Corp.	52,498	2,261,614
California First National Bancorp.	39,468	550,973
Camden National Corp.	167,232	7,983,656
Capital Bank Financial Corp. Class A	327,108	10,503,438
Capital City Bank Group Inc.	186,323	2,751,991
Cardinal Financial Corp.	519,221	13,546,476
Carolina Financial Corp.	171,257	3,825,881
Cascade Bancorp.[a]	527,593	3,197,214
Cathay General Bancorp.	1,223,699	37,665,455
CenterState Banks Inc.	762,737	13,523,327
Central Pacific Financial Corp.	498,342	12,553,235
Central Valley Community Bancorp.[b]	142,888	2,266,204
Century Bancorp. Inc./MA Class A	50,095	2,270,305
Chemical Financial Corp.	1,084,472	47,857,749
Chemung Financial Corp.[b]	51,382	1,489,564
Citizens & Northern Corp.	191,619	4,209,869
City Holding Co.	240,065	12,072,869
CNB Financial Corp./PA	228,339	4,831,653

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
CoBiz Financial Inc.	610,501	$8,125,768
Codorus Valley Bancorp. Inc.	130,505	2,855,449
Columbia Banking System Inc.	955,901	31,277,081
Community Bank System Inc.	708,319	34,077,227
Community Trust Bancorp. Inc.	250,876	9,310,008
CommunityOne Bancorp.[a]	213,012	2,948,086
ConnectOne Bancorp. Inc.	470,936	8,505,104
County Bancorp. Inc.[b]	78,598	1,572,746
CU Bancorp.[a,b]	266,525	6,079,435
Customers Bancorp. Inc.[a,b]	401,308	10,096,909
CVB Financial Corp.	1,665,616	29,331,498
Eagle Bancorp. Inc.[a,b]	502,595	24,793,011
Enterprise Bancorp. Inc./MA	151,286	4,236,008
Enterprise Financial Services Corp.	317,213	9,912,906
Equity Bancshares Inc. Class Aa,b	82,409	2,137,689
Farmers Capital Bank Corp.	121,796	3,610,033
Farmers National Banc Corp.	414,394	4,467,167
FCB Financial Holdings Inc. Class Aa,b	493,060	18,948,296
Fidelity Southern Corp.	342,066	6,290,594
Financial Institutions Inc.	229,588	6,224,131
First Bancorp. Inc./ME	166,596	3,993,306
First BanCorp./Puerto Rico[a]	1,970,408	10,246,122
First Bancorp./Southern Pines NC	325,111	6,433,947
First Busey Corp.	511,021	11,549,075
First Business Financial Services Inc.	134,767	3,167,025
First Citizens BancShares Inc./NC Class A	125,042	36,748,593
First Commonwealth Financial Corp.	1,464,366	14,775,453
First Community Bancshares Inc./VA	256,617	6,364,102
First Community Financial Partners Inc.[a,b]	221,824	2,111,764
First Connecticut Bancorp. Inc./Farmington CT	228,735	4,069,196
First Financial Bancorp.	1,010,365	22,066,372
First Financial Bankshares Inc.[b]	1,049,506	38,243,999
First Financial Corp./IN	164,286	6,683,154
First Financial Northwest Inc.	148,302	2,101,439
First Foundation Inc.[a,b]	218,076	5,379,935
First Internet Bancorp.	84,698	1,955,677
First Interstate BancSystem Inc.	325,840	10,267,218
First Merchants Corp.	671,129	17,952,701
First Mid-Illinois Bancshares Inc.	131,120	3,574,331
First Midwest Bancorp. Inc./IL	1,323,536	25,623,657
First NBC Bank Holding Co.[a]	261,839	2,471,760
First Northwest Bancorp.[a,b]	180,721	2,437,926
First of Long Island Corp. (The)	233,953	7,755,542
Flushing Financial Corp.	458,278	10,870,354
FNB Corp./PA	3,459,790	42,555,417
Franklin Financial Network Inc.[a,b]	154,865	5,791,951
Fulton Financial Corp.	2,831,362	41,111,376
German American Bancorp. Inc.	235,330	9,161,397
Glacier Bancorp. Inc.	1,254,874	35,789,006
Great Southern Bancorp. Inc.	176,381	7,178,707
Great Western Bancorp. Inc.	970,954	32,352,187
Green Bancorp. Inc.[a,b]	346,301	3,785,070
Guaranty Bancorp.	249,412	4,452,004
Hancock Holding Co.	1,255,057	40,701,499
Hanmi Financial Corp.	515,444	13,576,795
HarborOne Bancorp Inc.[a]	239,310	3,771,526
Heartland Financial USA Inc.	361,239	13,029,891
Heritage Commerce Corp.	432,212	4,728,399
Heritage Financial Corp./WA	486,557	8,733,698
Heritage Oaks Bancorp.	402,453	3,300,115
Hilltop Holdings Inc.[a,b]	1,236,631	27,774,732
Home BancShares Inc./ARb	1,992,024	41,454,019
HomeTrust Bancshares Inc.[a,b]	272,618	5,043,433
Hope Bancorp Inc.	2,122,237	36,863,257
Horizon Bancorp./IN	215,581	6,333,770

Security	Shares	Value
IBERIABANK Corp.	674,222	$45,253,781
Independent Bank Corp./MI	335,231	5,641,938
Independent Bank Corp./Rockland MA	426,693	23,079,824
Independent Bank Group Inc.	182,507	8,061,334
International Bancshares Corp.	900,108	26,805,216
Investors Bancorp. Inc.	4,895,190	58,791,232
Lakeland Bancorp. Inc.	643,596	9,036,088
Lakeland Financial Corp.	396,081	14,029,189
LCNB Corp.	149,168	2,717,841
LegacyTexas Financial Group Inc.	731,321	23,131,683
Live Oak Bancshares Inc.	324,796	4,683,558
Macatawa Bank Corp.	443,170	3,540,928
MainSource Financial Group Inc.	381,486	9,518,076
MB Financial Inc.	1,246,132	47,402,861
MBT Financial Corp.	290,144	2,625,803
Mercantile Bank Corp.	261,080	7,009,998
Merchants Bancshares Inc./VT	96,642	3,130,234
Middleburg Financial Corp.	76,584	2,165,796
Midland States Bancorp. Inc.	60,373	1,529,852
MidWestOne Financial Group Inc.	137,312	4,170,165
MutualFirst Financial Inc.	88,705	2,459,790
National Bank Holdings Corp. Class A	397,376	9,286,677
National Bankshares Inc.	113,800	4,185,564
National Commerce Corp.[a,b]	141,250	3,822,225
NBT Bancorp. Inc.	699,181	22,982,079
Nicolet Bankshares Inc.[a,b]	125,959	4,830,528
Northrim BanCorp. Inc.	113,457	2,921,518
OFG Bancorp.	716,283	7,241,621
Old Line Bancshares Inc.	141,617	2,794,103
Old National Bancorp./IN	2,190,280	30,795,337
Old Second Bancorp. Inc.	471,723	3,920,018
Opus Bank	283,420	10,024,565
Orrstown Financial Services Inc.	120,592	2,381,692
Pacific Continental Corp.	342,467	5,760,295
Pacific Mercantile Bancorp.[a,b]	250,250	1,844,343
Pacific Premier Bancorp. Inc.[a]	448,119	11,857,229
Paragon Commercial Corp.	14,007	508,174
Park National Corp.	219,564	21,078,144
Park Sterling Corp.	848,022	6,885,939
Peapack Gladstone Financial Corp.	261,581	5,862,030
Penns Woods Bancorp. Inc.	77,728	3,455,787
People’s Utah Bancorp.	216,317	4,402,051
Peoples Bancorp. Inc./OH	264,436	6,502,481
Peoples Financial Services Corp.	113,016	4,606,532
Pinnacle Financial Partners Inc.	712,009	38,505,447
Preferred Bank/Los Angeles CA	199,799	7,142,814
Premier Financial Bancorp. Inc.	138,583	2,375,313
PrivateBancorp. Inc.	1,292,171	59,336,492
Prosperity Bancshares Inc.	1,101,329	60,451,949
QCR Holdings Inc.	196,412	6,234,117
Renasant Corp.	672,822	22,627,004
Republic Bancorp. Inc./KY Class A	160,757	4,996,328
Republic First Bancorp. Inc.[a,b]	548,038	2,252,436
S&T Bancorp. Inc.	563,614	16,339,170
Sandy Spring Bancorp. Inc.	387,016	11,834,949
Seacoast Banking Corp. of Florida[a]	491,797	7,913,014
ServisFirst Bancshares Inc.	378,857	19,666,467
Shore Bancshares Inc.	204,332	2,407,031
Sierra Bancorp.	193,881	3,637,208
Simmons First National Corp. Class A	483,120	24,107,688
South State Corp.	389,714	29,244,139
Southern First Bancshares Inc.[a,b]	93,398	2,575,917
Southern National Bancorp. of Virginia Inc.	182,523	2,381,925
Southside Bancshares Inc.	402,918	12,965,901
Southwest Bancorp. Inc.	298,106	5,661,033

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
State Bank Financial Corp.	575,350	$13,129,487
Sterling Bancorp./DE	2,085,709	36,499,908
Stock Yards Bancorp. Inc.	350,239	11,543,877
Stonegate Bank	201,043	6,785,201
Suffolk Bancorp.	190,380	6,619,513
Summit Financial Group Inc.[b]	135,778	2,601,506
Sun Bancorp. Inc./NJb	178,875	4,124,858
Texas Capital Bancshares Inc.[a,b]	761,139	41,801,754
Tompkins Financial Corp.	238,936	18,257,100
TowneBank/Portsmouth VA	921,521	22,144,150
TriCo Bancshares	334,331	8,950,041
Tristate Capital Holdings Inc.[a,b]	362,582	5,855,699
Triumph Bancorp. Inc.[a,b]	256,509	5,089,139
Trustmark Corp.	1,111,672	30,637,680
UMB Financial Corp.	739,018	43,934,620
Umpqua Holdings Corp.	3,635,414	54,712,981
Union Bankshares Corp.	716,132	19,170,854
Union Bankshares Inc./Morrisville VTb	63,352	2,157,769
United Bankshares Inc./WV	1,082,471	40,776,683
United Community Banks Inc./GA	1,155,569	24,290,060
Univest Corp. of Pennsylvania[b]	410,790	9,596,054
Valley National Bancorp.	4,082,701	39,724,681
Veritex Holdings Inc.[a,b]	134,651	2,341,581
Washington Trust Bancorp. Inc.	245,946	9,891,948
WashingtonFirst Bankshares Inc.[b]	135,619	3,337,584
Webster Financial Corp.	1,510,055	57,397,191
WesBanco Inc.	662,583	21,785,729
West Bancorp. Inc.	263,416	5,162,954
Westamerica Bancorp.[b]	407,471	20,732,124
Wintrust Financial Corp.	847,489	47,094,964
Xenith Bankshares Inc.[a,b]	1,258,019	2,906,024
Yadkin Financial Corp.	822,951	21,635,382

		2,823,715,634
BEVERAGES — 0.21%
Boston Beer Co. Inc. (The)[a,b]	145,426	22,578,841
Coca-Cola Bottling Co. Consolidated	77,764	11,521,514
Craft Brew Alliance Inc.[a,b]	211,223	3,977,329
MGP Ingredients Inc.	206,359	8,361,667
National Beverage Corp.[a,b]	193,314	8,515,482
Primo Water Corp.[a,b]	351,101	4,258,855

		59,213,688
BIOTECHNOLOGY — 5.43%
Acceleron Pharma Inc.[a,b]	450,531	16,304,717
Achillion Pharmaceuticals Inc.[a,b]	1,929,603	15,629,784
Acorda Therapeutics Inc.[a,b]	707,120	14,764,666
Adamas Pharmaceuticals Inc.[a,b]	277,966	4,561,422
Aduro Biotech Inc.[a,b]	588,763	7,318,324
Advaxis Inc.[a,b]	594,743	6,357,803
Adverum Biotechnologies Inc.[a,b]	377,155	1,550,107
Agenus Inc.[a,b]	1,201,414	8,626,153
Aimmune Therapeutics Inc.[a,b]	433,596	6,503,940
Akebia Therapeutics Inc.[a,b]	595,114	5,385,782
Alder Biopharmaceuticals Inc.[a,b]	771,135	25,270,094
AMAG Pharmaceuticals Inc.[a,b]	576,565	14,131,608
Amicus Therapeutics Inc.[a,b]	2,345,166	17,354,228
Anavex Life Sciences Corp.[a,b]	532,148	1,931,697
Anthera Pharmaceuticals Inc.[a,b]	658,713	2,074,946
Applied Genetic Technologies Corp./DEa	214,492	2,097,732
Aptevo Therapeutics Inc.[a]	276,150	706,944
Ardelyx Inc.[a,b]	520,029	6,729,175
Arena Pharmaceuticals Inc.[a,b]	4,031,447	7,055,032

Security	Shares	Value
Argos Therapeutics Inc.[a,b]	235,245	$1,169,168
ARIAD Pharmaceuticals Inc.[a,b]	2,909,999	39,837,886
Array BioPharma Inc.[a,b]	2,383,203	16,086,620
Arrowhead Pharmaceuticals Inc.[a,b]	997,186	7,329,317
Asterias Biotherapeutics Inc.[a,b]	372,962	1,581,359
Atara Biotherapeutics Inc.[a,b]	385,490	8,245,631
Athersys Inc.[a,b]	1,240,119	2,641,453
Audentes Therapeutics Inc.[a]	93,959	1,673,410
Avexis Inc.[a,b]	81,467	3,357,255
Axovant Sciences Ltd.[a,b]	402,964	5,641,496
Bellicum Pharmaceuticals Inc.[a,b]	345,286	6,871,191
BioCryst Pharmaceuticals Inc.[a,b]	1,214,434	5,355,654
BioSpecifics Technologies Corp.[a]	90,378	4,127,563
BioTime Inc.[a,b]	1,158,924	4,519,804
Bluebird Bio Inc.[a,b]	609,532	41,314,079
Blueprint Medicines Corp.[a,b]	328,571	9,758,559
Cara Therapeutics Inc.[a,b]	343,293	2,866,497
Celldex Therapeutics Inc.[a,b]	1,590,509	6,425,656
Cellular Biomedicine Group Inc.[a,b]	205,062	2,973,399
Cepheid[a,b]	1,196,090	63,021,982
ChemoCentryx Inc.[a,b]	387,321	2,339,419
Chimerix Inc.[a,b]	712,068	3,944,857
Cidara Therapeutics Inc.[a,b]	175,101	2,004,906
Clovis Oncology Inc.[a,b]	524,736	18,916,733
Coherus Biosciences Inc.[a,b]	484,668	12,979,409
Concert Pharmaceuticals Inc.[a,b]	278,484	2,815,473
Corvus Pharmaceuticals Inc.[a,b]	55,110	906,560
Curis Inc.[a,b]	1,860,284	4,855,341
Cytokinetics Inc.[a,b]	557,316	5,116,161
CytomX Therapeutics Inc.[a,b]	334,943	5,251,906
CytRx Corp.[a,b]	1,583,101	931,338
Dimension Therapeutics Inc.[a,b]	200,275	1,600,197
Dyax Corp.	2,384,154	2,646,411
Dynavax Technologies Corp.[a,b]	642,921	6,744,241
Eagle Pharmaceuticals Inc./DEa,b	145,487	10,184,090
Edge Therapeutics Inc.[a,b]	266,598	2,775,285
Editas Medicine Inc.[a,b]	117,830	1,588,348
Eiger Biopharmaceuticals Inc.[a]	68,080	911,591
Emergent BioSolutions Inc.[a,b]	533,836	16,831,849
Enanta Pharmaceuticals Inc.[a,b]	256,567	6,827,248
Epizyme Inc.[a,b]	663,096	6,524,865
Esperion Therapeutics Inc.[a,b]	234,630	3,249,625
Exact Sciences Corp.[a,b]	1,742,075	32,350,333
Exelixis Inc.[a,b]	3,738,859	47,820,007
FibroGen Inc.[a,b]	864,084	17,886,539
Five Prime Therapeutics Inc.[a,b]	444,897	23,352,644
Flexion Therapeutics Inc.[a,b]	381,763	7,459,649
Fortress Biotech Inc.[a,b]	557,896	1,656,951
Foundation Medicine Inc.[a,b]	222,424	5,193,600
Galena Biopharma Inc.[a,b]	3,718,641	1,302,640
Genomic Health Inc.[a,b]	306,603	8,866,959
Geron Corp.[a,b]	2,476,828	5,597,631
Global Blood Therapeutics Inc.[a,b]	272,700	6,285,735
GlycoMimetics Inc.[a,b]	193,760	1,385,384
Halozyme Therapeutics Inc.[a,b]	1,795,619	21,691,078
Heron Therapeutics Inc.[a,b]	524,837	9,042,942
Idera Pharmaceuticals Inc.[a,b]	1,459,478	3,736,264
Ignyta Inc.[a,b]	497,469	3,129,080
Immune Design Corp.[a,b]	228,014	1,728,346
ImmunoGen Inc.[a,b]	1,401,634	3,756,379
Immunomedics Inc.[a,b]	1,446,842	4,702,236
Infinity Pharmaceuticals Inc.[a,b]	848,055	1,322,966
Inotek Pharmaceuticals Corp.[a,b]	287,689	2,727,292
Inovio Pharmaceuticals Inc.[a,b]	1,094,384	10,199,659
Insmed Inc.[a,b]	1,019,251	14,799,525

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
Insys Therapeutics Inc.[a,b]	389,346	$4,590,389
Intellia Therapeutics Inc.[a,b]	118,717	2,020,563
Invitae Corp.[a,b]	382,855	3,353,810
Ironwood Pharmaceuticals Inc.[a,b]	2,132,490	33,863,941
Kadmon Holdings Inc.[a]	132,785	974,642
Karyopharm Therapeutics Inc.[a,b]	394,347	3,836,996
Keryx Biopharmaceuticals Inc.[a,b]	1,314,112	6,977,935
Kite Pharma Inc.[a,b]	644,924	36,025,455
La Jolla Pharmaceutical Co.[a,b]	231,312	5,502,912
Lexicon Pharmaceuticals Inc.[a,b]	698,577	12,623,286
Ligand Pharmaceuticals Inc.[a,b]	313,472	31,992,952
Lion Biotechnologies Inc.[a,b]	884,542	7,279,781
Loxo Oncology Inc.[a,b]	219,921	5,757,532
MacroGenics Inc.[a,b]	526,376	15,743,906
MannKind Corp.[a,b]	5,343,766	3,313,135
Medgenics Inc.[a,b]	456,561	2,543,045
MediciNova Inc.[a,b]	486,562	3,644,349
Merrimack Pharmaceuticals Inc.[a,b]	2,012,257	12,777,832
MiMedx Group Inc.[a,b]	1,679,396	14,409,218
Minerva Neurosciences Inc.[a]	316,634	4,469,289
Mirati Therapeutics Inc.[a,b]	209,938	1,387,690
Momenta Pharmaceuticals Inc.[a,b]	1,069,075	12,497,487
Myriad Genetics Inc.[a,b]	1,111,696	22,878,704
NantKwest Inc.[a,b]	283,703	2,207,209
Natera Inc.[a]	431,681	4,795,976
NewLink Genetics Corp.[a,b]	361,229	5,425,660
Novavax Inc.[a,b]	4,451,378	9,258,866
OncoMed Pharmaceuticals Inc.[a,b]	347,736	3,974,622
Ophthotech Corp.[a,b]	502,589	23,184,431
Organovo Holdings Inc.[a,b]	1,415,607	5,365,151
Osiris Therapeutics Inc.[b]	325,180	1,612,893
Otonomy Inc.[a,b]	394,905	7,183,322
OvaScience Inc.[a,b]	514,685	3,685,145
PDL BioPharma Inc.	2,717,125	9,102,369
Pfenex Inc.[a,b]	296,525	2,653,899
PharmAthene Inc.[a]	1,019,567	2,956,744
Portola Pharmaceuticals Inc.[a,b]	810,015	18,395,441
Progenics Pharmaceuticals Inc.[a,b]	1,143,115	7,235,918
Protagonist Therapeutics Inc.	124,175	2,623,818
Proteostasis Therapeutics Inc.[a]	131,424	2,048,900
Prothena Corp. PLC[a,b]	572,430	34,328,627
PTC Therapeutics Inc.[a,b]	547,438	7,669,606
Puma Biotechnology Inc.[a,b]	406,170	27,233,698
Radius Health Inc.[a,b]	519,974	28,125,394
Raptor Pharmaceutical Corp.[a,b]	1,414,938	12,691,994
REGENXBIO Inc.[a,b]	337,656	4,730,561
Regulus Therapeutics Inc.[a,b]	633,518	2,090,609
Repligen Corp.[a,b]	556,449	16,799,195
Retrophin Inc.[a,b]	597,906	13,381,136
Rigel Pharmaceuticals Inc.[a,b]	1,547,118	5,677,923
Sage Therapeutics Inc.[a,b]	496,243	22,851,990
Sangamo BioSciences Inc.[a,b]	1,146,572	5,308,628
Sarepta Therapeutics Inc.[a,b]	703,188	43,182,775
Selecta Biosciences Inc.[a]	83,446	1,189,105
Seres Therapeutics Inc.[a,b]	297,934	3,661,609
Sorrento Therapeutics Inc.[a,b]	413,371	3,199,492
Spark Therapeutics Inc.[a,b]	315,209	18,931,453
Spectrum Pharmaceuticals Inc.[a,b]	1,285,618	6,003,836
Stemline Therapeutics Inc.[a,b]	275,381	2,982,376
Syndax Pharmaceuticals Inc.[a]	77,858	1,180,327
Synergy Pharmaceuticals Inc.[a,b]	2,982,577	16,433,999
Synthetic Biologics Inc.[a,b]	1,234,025	2,122,523
Syros Pharmaceuticals Inc.	76,161	1,056,353
T2 Biosystems Inc.[a,b]	238,382	1,725,886
TESARO Inc.[a,b]	440,888	44,194,613

Security	Shares	Value
TG Therapeutics Inc.[a,b]	605,269	$4,684,782
Tobira Therapeutics Inc.[a]	144,585	5,745,808
Tokai Pharmaceuticals Inc.[a,b]	175,663	268,764
Trevena Inc.[a,b]	739,369	4,990,741
TrovaGene Inc.[a,b]	469,234	2,106,861
Ultragenyx Pharmaceutical Inc.[a,b]	592,140	42,006,412
Vanda Pharmaceuticals Inc.[a,b]	607,000	10,100,480
Versartis Inc.[a,b]	450,859	5,523,023
Vitae Pharmaceuticals Inc.[a,b]	432,947	9,057,251
Vital Therapies Inc.[a,b]	402,741	2,464,775
Voyager Therapeutics Inc.[a,b]	198,696	2,386,339
vTv Therapeutics Inc. Class Aa,b	126,527	909,729
XBiotech Inc.[a,b]	290,350	3,908,111
Xencor Inc.[a,b]	531,409	13,014,206
Zafgen Inc.[a,b]	372,554	1,233,154
ZIOPHARM Oncology Inc.[a,b]	2,000,853	11,264,802

		1,561,685,984
BUILDING PRODUCTS — 1.16%
AAON Inc.	664,388	19,147,662
Advanced Drainage Systems Inc.	574,131	13,813,592
American Woodmark Corp.[a]	227,485	18,328,466
Apogee Enterprises Inc.	467,759	20,904,150
Armstrong Flooring Inc.[a,b]	384,825	7,265,496
Builders FirstSource Inc.[a,b]	1,380,158	15,885,619
Caesarstone Ltd.[a,b]	393,584	14,842,053
Continental Building Products Inc.[a,b]	579,115	12,155,624
CSW Industrials Inc.[a,b]	239,523	7,758,150
Gibraltar Industries Inc.[a]	518,587	19,265,507
Griffon Corp.	500,428	8,512,280
Insteel Industries Inc.	289,457	10,489,922
Masonite International Corp.[a,b]	500,612	31,123,048
NCI Building Systems Inc.[a]	446,526	6,514,814
Patrick Industries Inc.[a]	239,643	14,838,694
PGT Inc.[a]	791,782	8,448,314
Ply Gem Holdings Inc.[a,b]	363,616	4,857,910
Quanex Building Products Corp.	564,123	9,736,763
Simpson Manufacturing Co. Inc.	684,122	30,067,162
Trex Co. Inc.[a,b]	486,128	28,545,436
Universal Forest Products Inc.	326,788	32,185,350

		334,686,012
CAPITAL MARKETS — 1.33%
Arlington Asset Investment Corp. Class Ab	318,614	4,712,301
Associated Capital Group Inc.	75,854	2,689,783
B. Riley Financial Inc.	152,167	2,032,951
BGC Partners Inc. Class A	3,579,472	31,320,380
Calamos Asset Management Inc. Class A	266,606	1,818,253
Cohen & Steers Inc.	345,275	14,760,506
Cowen Group Inc. Class Aa,b	1,681,768	6,104,818
Diamond Hill Investment Group Inc.	50,166	9,270,175
Evercore Partners Inc. Class A	643,717	33,157,863
FBR & Co.	94,652	1,253,192
Fifth Street Asset Management Inc.	96,013	529,032
Financial Engines Inc.[b]	881,975	26,203,477
GAIN Capital Holdings Inc.	620,884	3,837,063
GAMCO Investors Inc. Class A	72,810	2,072,901
Greenhill & Co. Inc.	459,026	10,819,243
Hennessy Advisors Inc.[b]	47,161	1,672,801
Houlihan Lokey Inc.	201,694	5,052,435
INTL. FCStone Inc.[a,b]	247,509	9,615,725
Investment Technology Group Inc.	513,222	8,796,625
Janus Capital Group Inc.	2,380,509	33,350,931

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
KCG Holdings Inc. Class Aa,b	863,339	$13,407,655
Ladenburg Thalmann Financial Services Inc.[a,b]	1,668,775	3,854,870
Manning & Napier Inc.	243,420	1,725,848
Medley Management Inc.	92,126	774,780
Moelis & Co. Class A	308,686	8,300,566
OM Asset Management PLC	664,391	9,241,679
Oppenheimer Holdings Inc. Class A	166,015	2,372,354
Piper Jaffray Companies[a,b]	239,596	11,572,487
PJT Partners Inc.	291,219	7,941,542
Pzena Investment Management Inc. Class A	238,581	1,837,074
Safeguard Scientifics Inc.[a,b]	332,298	4,306,582
Silvercrest Asset Management Group Inc.	115,177	1,367,151
Stifel Financial Corp.[a,b]	1,056,077	40,606,161
Value Line Inc.	20,035	325,368
Virtu Financial Inc.	413,923	6,196,427
Virtus Investment Partners Inc.[b]	96,815	9,474,316
Waddell & Reed Financial Inc. Class A	1,305,340	23,704,974
Westwood Holdings Group Inc.	131,285	6,972,546
Wins Finance Holdings Inc.[a,b]	24,215	716,038
WisdomTree Investments Inc.[b]	1,894,036	19,489,630

		383,258,503
CHEMICALS — 2.45%
A Schulman Inc.	473,819	13,797,609
AgroFresh Solutions Inc.[a,b]	359,598	1,902,273
American Vanguard Corp.	466,885	7,498,173
Balchem Corp.	517,320	40,107,820
Calgon Carbon Corp.	829,306	12,580,572
Chase Corp.	116,158	8,028,841
Chemours Co. (The)	3,013,381	48,214,096
Chemtura Corp.[a]	1,048,020	34,385,536
Codexis Inc.[a,b]	545,579	2,422,371
Ferro Corp.[a]	1,368,625	18,900,711
Flotek Industries Inc.[a,b]	901,979	13,114,775
FutureFuel Corp.	413,457	4,663,795
GCP Applied Technologies Inc.[a]	1,169,363	33,116,360
Hawkins Inc.	157,722	6,834,094
HB Fuller Co.	825,269	38,350,250
Ingevity Corp.[a,b]	702,111	32,367,317
Innophos Holdings Inc.	317,772	12,402,641
Innospec Inc.	388,540	23,627,117
KMG Chemicals Inc.	149,041	4,222,332
Koppers Holdings Inc.[a]	335,521	10,797,066
Kraton Corp.[a,b]	488,444	17,115,078
Kronos Worldwide Inc.	370,584	3,072,141
LSB Industries Inc.[a,b]	343,402	2,946,389
Minerals Technologies Inc.	570,041	40,296,198
Olin Corp.[b]	2,726,267	55,942,999
OMNOVA Solutions Inc.[a,b]	707,407	5,970,515
PolyOne Corp.	1,380,212	46,664,968
Quaker Chemical Corp.	213,033	22,566,586
Rayonier Advanced Materials Inc.	712,130	9,521,178
Sensient Technologies Corp.	732,445	55,519,331
Stepan Co.	323,750	23,523,675
TerraVia Holdings Inc.[a,b]	1,306,384	3,592,556
Trecora Resources[a,b]	325,282	3,714,721
Tredegar Corp.	417,608	7,763,333
Trinseo SA	472,979	26,751,692
Tronox Ltd. Class A	1,059,167	9,924,395
Valhi Inc.	415,980	956,754

		703,176,258

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.33%
ABM Industries Inc.	918,875	$36,479,338
ACCO Brands Corp.[a,b]	1,748,792	16,858,355
Aqua Metals Inc.[a,b]	175,486	1,554,806
ARC Document Solutions Inc.[a]	680,534	2,545,197
Brady Corp. Class A	752,508	26,044,302
Brink’s Co. (The)	743,102	27,554,222
Casella Waste Systems Inc. Class Aa	641,610	6,608,583
CECO Environmental Corp.	484,259	5,462,442
CompX International Inc.	27,451	317,883
Deluxe Corp.	804,716	53,771,123
Ennis Inc.	423,033	7,128,106
Essendant Inc.	615,265	12,625,238
G&K Services Inc. Class A	322,513	30,796,766
Healthcare Services Group Inc.	1,158,743	45,863,048
Heritage-Crystal Clean Inc.[a,b]	211,408	2,807,498
Herman Miller Inc.	985,995	28,199,457
HNI Corp.	746,350	29,704,730
InnerWorkings Inc.[a,b]	634,971	5,981,427
Interface Inc.	1,068,857	17,839,223
Kimball International Inc. Class B	606,361	7,846,311
Knoll Inc.	790,616	18,065,576
Matthews International Corp. Class A	525,696	31,941,289
McGrath RentCorp	388,464	12,318,193
Mobile Mini Inc.	729,667	22,035,943
MSA Safety Inc.	512,137	29,724,431
Multi-Color Corp.	224,594	14,823,204
NL Industries Inc.[a,b]	143,903	565,539
Quad/Graphics Inc.	477,239	12,751,826
SP Plus Corp.[a,b]	284,089	7,264,156
Steelcase Inc. Class A	1,420,568	19,731,690
Team Inc.[a,b]	477,714	15,626,025
Tetra Tech Inc.	952,898	33,799,292
TRC Companies Inc.[a]	303,375	2,630,261
U.S. Ecology Inc.	359,894	16,137,647
UniFirst Corp./MA	248,642	32,785,934
Viad Corp.	331,655	12,228,120
VSE Corp.	142,662	4,849,081
West Corp.	712,416	15,730,145

		668,996,407
COMMUNICATIONS EQUIPMENT — 1.87%
ADTRAN Inc.	807,544	15,456,392
Aerohive Networks Inc.[a,b]	405,664	2,470,494
Applied Optoelectronics Inc.[a,b]	273,595	6,076,545
Bel Fuse Inc. Class B	154,416	3,727,602
Black Box Corp.	251,452	3,495,183
CalAmp Corp.[a,b]	593,219	8,275,405
Calix Inc.[a]	678,758	4,988,871
Ciena Corp.[a,b]	2,260,277	49,274,039
Clearfield Inc.[a,b]	187,132	3,518,082
Comtech Telecommunications Corp.	372,525	4,772,045
Digi International Inc.[a]	428,846	4,888,844
EMCORE Corp.[b]	416,485	2,373,965
Extreme Networks Inc.[a,b]	1,699,947	7,632,762
Finisar Corp.[a,b]	1,768,537	52,702,403
Harmonic Inc.[a,b]	1,255,428	7,444,688
Infinera Corp.[a,b]	2,315,204	20,906,292
InterDigital Inc./PA	570,081	45,150,415
Ixia[a,b]	1,057,973	13,224,663
KVH Industries Inc.[a,b]	255,291	2,249,114
Lumentum Holdings Inc.[a,b]	831,182	34,718,472

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
NETGEAR Inc.[a,b]	533,903	$32,295,792
NetScout Systems Inc.[a,b]	1,474,946	43,142,171
Oclaro Inc.[a,b]	1,842,255	15,751,280
Plantronics Inc.	547,141	28,429,446
ShoreTel Inc.[a]	1,115,081	8,920,648
Silicom Ltd.	93,944	3,889,282
Sonus Networks Inc.[a]	790,398	6,149,296
Ubiquiti Networks Inc.[a,b]	427,786	22,886,551
ViaSat Inc.[a,b]	731,317	54,592,814
Viavi Solutions Inc.[a]	3,867,229	28,578,822

		537,982,378
CONSTRUCTION & ENGINEERING — 0.91%
Aegion Corp.[a,b]	575,085	10,966,871
Ameresco Inc. Class Aa	348,209	1,831,579
Argan Inc.	220,961	13,078,682
Comfort Systems USA Inc.	610,229	17,885,812
Dycom Industries Inc.[a,b]	502,989	41,134,440
EMCOR Group Inc.	996,559	59,414,848
Granite Construction Inc.	649,875	32,324,782
Great Lakes Dredge & Dock Corp.[a]	988,005	3,458,017
HC2 Holdings Inc.[a,b]	565,635	3,082,711
IES Holdings Inc.[a,b]	128,172	2,280,180
Layne Christensen Co.[a,b]	307,343	2,615,489
MasTec Inc.[a,b]	1,089,220	32,393,403
MYR Group Inc.[a]	248,957	7,493,606
NV5 Global Inc.[a]	122,207	3,948,508
Orion Group Holdings Inc.[a,b]	449,150	3,076,678
Primoris Services Corp.	662,852	13,654,751
Tutor Perini Corp.[a,b]	624,270	13,403,077

		262,043,434
CONSTRUCTION MATERIALS — 0.20%
Headwaters Inc.[a,b]	1,198,401	20,276,945
Summit Materials Inc. Class Aa,b	1,254,430	23,269,677
U.S. Concrete Inc.[a,b]	237,052	10,919,800
U.S. Lime & Minerals Inc.	32,376	2,136,816

		56,603,238
CONSUMER FINANCE — 0.55%
Encore Capital Group Inc.[a,b]	390,346	8,774,978
Enova International Inc.[a,b]	441,904	4,277,631
Ezcorp Inc. Class Aa,b	835,208	9,237,400
FirstCash Inc.	776,868	36,574,945
Green Dot Corp. Class Aa,b	703,437	16,221,257
LendingClub Corp.[a,b]	5,420,578	33,499,172
Nelnet Inc. Class A	332,864	13,437,720
PRA Group Inc.[a,b]	758,962	26,214,548
Regional Management Corp.[a,b]	176,912	3,830,145
World Acceptance Corp.[a,b]	99,767	4,892,574

		156,960,370
CONTAINERS & PACKAGING — 0.16%
AEP Industries Inc.	66,763	7,301,869
Greif Inc.	94,718	5,738,964
Greif Inc. Class A	421,564	20,905,359
Multi Packaging Solutions International Ltd.[a,b]	350,513	5,050,892
Myers Industries Inc.	357,068	4,638,313
UFP Technologies Inc.[a]	108,299	2,869,924

		46,505,321

Security	Shares	Value
DISTRIBUTORS — 0.10%
Core-Mark Holding Co. Inc.	753,065	$26,959,727
Weyco Group Inc.	107,988	2,901,638

		29,861,365
DIVERSIFIED CONSUMER SERVICES — 0.95%
American Public Education Inc.[a,b]	258,774	5,126,313
Apollo Education Group Inc.[a,b]	1,403,108	11,154,709
Ascent Capital Group Inc. Class Aa,b	169,285	3,922,333
Bridgepoint Education Inc.[a,b]	291,032	1,999,390
Bright Horizons Family Solutions Inc.[a]	722,845	48,351,102
Cambium Learning Group Inc.[a,b]	230,315	1,250,610
Capella Education Co.	186,346	10,815,522
Career Education Corp.[a]	1,097,211	7,450,063
Carriage Services Inc.	245,679	5,810,308
Chegg Inc.[a,b]	1,333,665	9,455,685
Collectors Universe Inc.	121,835	2,257,602
DeVry Education Group Inc.[b]	1,029,900	23,749,494
Grand Canyon Education Inc.[a,b]	739,283	29,859,640
Houghton Mifflin Harcourt Co.[a,b]	2,045,692	27,432,730
K12 Inc.[a,b]	555,891	7,977,036
Liberty Tax Inc.	111,387	1,423,526
LifeLock Inc.[a,b]	1,392,096	23,554,264
Regis Corp.[a]	617,220	7,746,111
Sotheby’s	812,085	30,875,472
Strayer Education Inc.[a,b]	174,517	8,146,454
Weight Watchers International Inc.[a,b]	458,309	4,729,749

		273,088,113
DIVERSIFIED FINANCIAL SERVICES — 0.11%
BBX Capital Corp.[a,b]	51,314	1,058,608
FNFV Group[a,b]	1,088,405	13,583,294
Marlin Business Services Corp.	138,090	2,676,184
NewStar Financial Inc.[a,b]	407,788	3,959,622
On Deck Capital Inc.[a,b]	795,039	4,531,722
PICO Holdings Inc.[a,b]	362,822	4,277,671
Tiptree Financial Inc.[b]	378,953	2,250,981

		32,338,082
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.62%
ATN International Inc.	174,984	11,380,959
Cincinnati Bell Inc.[a]	3,473,415	14,171,533
Cogent Communications Holdings Inc.	685,482	25,232,592
Consolidated Communications Holdings Inc.[b]	816,697	20,613,432
Fairpoint Communications Inc.[a,b]	351,201	5,278,551
General Communication Inc. Class Aa	481,454	6,619,993
Globalstar Inc.[a,b]	6,180,138	7,477,967
Hawaiian Telcom Holdco Inc.[a]	101,581	2,274,399
IDT Corp. Class B	289,233	4,986,377
Inteliquent Inc.	538,625	8,693,407
Intelsat SAa,b	516,852	1,400,669
Iridium Communications Inc.[a,b]	1,357,845	11,012,123
Lumos Networks Corp.[a]	313,562	4,389,868
ORBCOMM Inc.[a,b]	1,065,691	10,923,333
pdvWireless Inc.[a,b]	162,219	3,714,815
Straight Path Communications Inc. Class Ba,b	160,639	4,113,965
Vonage Holdings Corp.[a,b]	3,143,278	20,777,068
Windstream Holdings Inc.[b]	1,577,897	15,857,865

		178,918,916

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
ELECTRIC UTILITIES — 1.16%
ALLETE Inc.	817,280	$48,726,234
El Paso Electric Co.	664,745	31,090,124
Empire District Electric Co. (The)	726,086	24,788,576
Genie Energy Ltd. Class B	214,246	1,264,051
IDACORP Inc.	831,749	65,109,312
MGE Energy Inc.	575,130	32,500,596
Otter Tail Corp.	626,022	21,654,101
PNM Resources Inc.	1,315,396	43,039,757
Portland General Electric Co.	1,473,189	62,743,120
Spark Energy Inc. Class A	83,049	2,419,217

		333,335,088
ELECTRICAL EQUIPMENT — 0.72%
Allied Motion Technologies Inc.	104,273	1,971,802
American Superconductor Corp.[a,b]	191,784	1,344,406
Atkore International Group Inc.[a]	198,680	3,723,263
AZZ Inc.	427,011	27,871,008
Babcock & Wilcox Enterprises Inc.[a]	752,441	12,415,277
Encore Wire Corp.	333,332	12,256,618
Energous Corp.[a,b]	246,803	4,839,807
EnerSys	716,542	49,577,541
FuelCell Energy Inc.[a,b]	483,581	2,621,009
Generac Holdings Inc.[a,b]	1,075,888	39,054,734
General Cable Corp.	798,747	11,965,230
LSI Industries Inc.	394,829	4,433,930
Plug Power Inc.[a,b]	2,987,688	5,108,947
Powell Industries Inc.	143,121	5,731,996
Power Solutions International Inc.[a,b]	78,497	804,594
Preformed Line Products Co.	41,949	1,768,989
Sunrun Inc.[a,b]	1,041,191	6,559,503
Thermon Group Holdings Inc.[a,b]	527,832	10,424,682
TPI Composites Inc.[a]	98,297	2,089,794
Vicor Corp.[a]	276,216	3,204,106

		207,767,236
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.76%
Agilysys Inc.[a,b]	246,969	2,746,295
Anixter International Inc.[a]	477,477	30,797,266
AVX Corp.	768,101	10,592,113
Badger Meter Inc.	462,016	15,482,156
Belden Inc.	689,601	47,575,573
Benchmark Electronics Inc.[a,b]	813,655	20,300,692
Coherent Inc.[a,b]	398,342	44,032,725
Control4 Corp.[a,b]	331,210	4,067,259
CTS Corp.	516,905	9,614,433
Daktronics Inc.	606,295	5,784,054
DTS Inc./CA	288,591	12,276,661
Electro Scientific Industries Inc.[a]	465,678	2,626,424
ePlus Inc.[a,b]	104,765	9,890,864
Fabrinet[a]	574,702	25,625,962
FARO Technologies Inc.[a,b]	273,982	9,849,653
II-VI Inc.[a]	981,878	23,889,092
Insight Enterprises Inc.[a]	604,081	19,662,837
InvenSense Inc.[a,b]	1,350,212	10,018,573
Itron Inc.[a,b]	551,245	30,737,421
Kimball Electronics Inc.[a,b]	461,549	6,397,069
Knowles Corp.[a,b]	1,456,310	20,461,155
Littelfuse Inc.	364,300	46,925,483
Maxwell Technologies Inc.[a,b]	532,633	2,748,386
Mesa Laboratories Inc.	49,970	5,714,569

Security	Shares	Value
Methode Electronics Inc.	601,483	$21,033,860
MTS Systems Corp.	275,772	12,693,785
Novanta Inc.[a,b]	523,170	9,076,999
OSI Systems Inc.[a,b]	287,949	18,826,106
Park Electrochemical Corp.	319,092	5,542,628
PC Connection Inc.	187,926	4,965,005
Plexus Corp.[a]	548,170	25,643,393
RadiSys Corp.[a,b]	600,096	3,207,513
Rofin-Sinar Technologies Inc.[a]	446,716	14,375,321
Rogers Corp.[a]	296,462	18,107,899
Sanmina Corp.[a]	1,208,010	34,392,045
ScanSource Inc.[a,b]	413,560	15,094,940
SYNNEX Corp.	481,084	54,896,495
Systemax Inc.[b]	192,698	1,526,168
Tech Data Corp.[a]	575,836	48,779,068
TTM Technologies Inc.[a,b]	1,194,986	13,682,590
Universal Display Corp.[a,b]	682,770	37,900,563
Vishay Intertechnology Inc.	2,245,680	31,641,631
Vishay Precision Group Inc.[a,b]	199,051	3,190,788

		792,393,512
ENERGY EQUIPMENT & SERVICES — 1.05%
Archrock Inc.	1,145,936	14,988,843
Atwood Oceanics Inc.[b]	1,005,662	8,739,203
Bristow Group Inc.	551,617	7,733,670
CARBO Ceramics Inc.[b]	324,756	3,552,831
Dawson Geophysical Co.[a,b]	328,539	2,506,753
Era Group Inc.[a]	325,607	2,621,136
Exterran Corp.[a]	526,435	8,254,501
Fairmount Santrol Holdings Inc.[a]	1,288,863	10,929,558
Forum Energy Technologies Inc.[a,b]	989,003	19,641,600
Geospace Technologies Corp.[a,b]	216,618	4,219,719
Helix Energy Solutions Group Inc.[a,b]	1,654,131	13,448,085
Hornbeck Offshore Services Inc.[a,b]	543,152	2,987,336
Independence Contract Drilling Inc.[a,b]	508,396	2,669,079
Matrix Service Co.[a]	441,376	8,280,214
McDermott International Inc.[a,b]	3,991,510	19,997,465
Natural Gas Services Group Inc.[a,b]	204,696	5,033,475
Newpark Resources Inc.[a]	1,374,283	10,114,723
Oil States International Inc.[a,b]	844,118	26,648,805
Parker Drilling Co.[a,b]	2,019,410	4,382,120
PHI Inc. NVS[a,b]	195,050	3,544,058
Pioneer Energy Services Corp.[a,b]	1,048,845	4,237,334
RigNet Inc.[a,b]	213,608	3,229,753
SEACOR Holdings Inc.[a,b]	263,034	15,647,893
Seadrill Ltd.[a,b]	6,224,398	14,751,823
Tesco Corp.[b]	762,377	6,220,996
TETRA Technologies Inc.[a]	1,496,712	9,144,910
Tidewater Inc.[b]	799,683	2,255,106
U.S. Silica Holdings Inc.[b]	1,052,752	49,016,133
Unit Corp.[a,b]	831,654	15,468,764
Willbros Group Inc.[a,b]	705,283	1,325,932

		301,591,818
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.74%
Acadia Realty Trust[b]	1,315,584	47,676,764
AG Mortgage Investment Trust Inc.[b]	467,255	7,359,266
Agree Realty Corp.[b]	374,458	18,513,204
Alexander’s Inc.[b]	35,079	14,719,148
Altisource Residential Corp.[b]	866,180	9,441,362
American Assets Trust Inc.	628,159	27,249,537
Anworth Mortgage Asset Corp.[b]	1,568,770	7,718,348
Apollo Commercial Real Estate Finance Inc.[b]	1,198,599	19,621,066

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
Ares Commercial Real Estate Corp.	443,608	$5,589,461
Armada Hoffler Properties Inc.[b]	551,768	7,393,691
ARMOUR Residential REIT Inc.[b]	604,596	13,627,594
Ashford Hospitality Prime Inc.[b]	386,082	5,443,756
Ashford Hospitality Trust Inc.[b]	1,297,926	7,644,784
Bluerock Residential Growth REIT Inc.[b]	312,360	4,060,680
Capstead Mortgage Corp.[b]	1,576,340	14,864,886
CareTrust REIT Inc.[b]	952,336	14,075,526
CatchMark Timber Trust Inc. Class Ab	640,847	7,491,501
CBL & Associates Properties Inc.[b]	2,779,005	33,737,121
Cedar Realty Trust Inc.[b]	1,360,920	9,798,624
Chatham Lodging Trust[b]	619,231	11,920,197
Chesapeake Lodging Trust[b]	977,536	22,385,574
City Office REIT Inc.[b]	356,993	4,544,521
Colony Capital Inc.[b]	1,851,219	33,747,722
Colony Starwood Homes[b]	1,072,131	30,770,160
Community Healthcare Trust Inc.[b]	208,923	4,579,592
CorEnergy Infrastructure Trust Inc.[b]	197,250	5,785,343
CoreSite Realty Corp.[b]	551,273	40,816,253
Cousins Properties Inc.[b]	3,416,665	35,669,983
CYS Investments Inc.[b]	2,496,348	21,768,155
DiamondRock Hospitality Co.[b]	3,311,266	30,132,521
DuPont Fabros Technology Inc.[b]	1,227,946	50,652,772
Dynex Capital Inc.[b]	738,587	5,480,316
Easterly Government Properties Inc.[b]	537,077	10,247,429
EastGroup Properties Inc.[b]	499,594	36,750,135
Education Realty Trust Inc.[b]	1,209,747	52,188,486
Farmland Partners Inc.	190,783	2,136,770
FelCor Lodging Trust Inc.[b]	2,252,874	14,485,980
First Industrial Realty Trust Inc.[b]	1,910,892	53,925,372
First Potomac Realty Trust	962,246	8,804,551
Four Corners Property Trust Inc.[b]	763,242	16,279,952
Franklin Street Properties Corp.	1,716,795	21,631,617
GEO Group Inc. (The)	1,224,702	29,123,414
Getty Realty Corp.	433,343	10,369,898
Gladstone Commercial Corp.[b]	367,660	6,849,506
Global Medical REIT Inc.	248,350	2,423,896
Global Net Lease Inc.[b]	2,809,551	22,925,936
Government Properties Income Trust[b]	1,002,009	22,665,444
Gramercy Property Trust[b]	6,952,388	67,021,020
Great Ajax Corp.	248,327	3,389,664
Hannon Armstrong Sustainable Infrastructure Capital Inc.	668,641	15,626,140
Healthcare Realty Trust Inc.[b]	1,878,831	63,992,984
Hersha Hospitality Trust[b]	680,663	12,265,547
Hudson Pacific Properties Inc.[b]	1,539,716	50,610,465
Independence Realty Trust Inc.[b]	664,807	5,983,263
InfraREIT Inc.[a]	656,102	11,901,690
Invesco Mortgage Capital Inc.	1,856,002	28,266,910
Investors Real Estate Trust[b]	1,994,173	11,865,329
iStar Inc.[a,b]	1,132,782	12,154,751
Kite Realty Group Trust	1,362,693	37,773,850
Ladder Capital Corp.	635,201	8,410,061
LaSalle Hotel Properties[b]	1,756,742	41,933,432
Lexington Realty Trust	3,780,554	38,939,706
LTC Properties Inc.[b]	619,649	32,215,552
Mack-Cali Realty Corp.[b]	1,467,978	39,958,361
Medical Properties Trust Inc.[b]	3,902,328	57,637,385
Monmouth Real Estate Investment Corp.[b]	1,042,889	14,882,026
Monogram Residential Trust Inc.[b]	2,776,761	29,544,737
National Health Investors Inc.[b]	613,368	48,137,121
National Storage Affiliates Trust[b]	577,899	12,101,205
New Residential Investment Corp.	3,998,477	55,218,967
New Senior Investment Group Inc.[b]	1,260,938	14,551,225
New York Mortgage Trust Inc.[b]	1,814,126	10,921,039
New York REIT Inc.[b]	2,725,861	24,941,628

Security	Shares	Value
NexPoint Residential Trust Inc.	295,302	$5,805,637
NorthStar Realty Europe Corp.[b]	986,150	10,798,342
One Liberty Properties Inc.[b]	218,186	5,271,374
Orchid Island Capital Inc.	396,773	4,134,375
Owens Realty Mortgage Inc.[b]	169,330	2,932,796
Parkway Properties Inc./Md	1,320,797	22,466,757
Pebblebrook Hotel Trust[b]	1,178,780	31,355,548
Pennsylvania REIT[b]	1,126,579	25,945,114
PennyMac Mortgage Investment Trust[b,c]	1,124,561	17,520,660
Physicians Realty Trust[b]	2,222,582	47,874,416
Potlatch Corp.[b]	668,310	25,990,576
Preferred Apartment Communities Inc.[b]	373,859	5,050,835
PS Business Parks Inc.	324,256	36,825,754
QTS Realty Trust Inc. Class Ab	770,950	40,744,707
RAIT Financial Trust[b]	1,443,761	4,879,912
Ramco-Gershenson Properties Trust[b]	1,295,617	24,279,863
Redwood Trust Inc.[b]	1,255,732	17,781,165
Resource Capital Corp.[b]	497,443	6,372,245
Retail Opportunity Investments Corp.[b]	1,769,156	38,850,666
Rexford Industrial Realty Inc.	1,080,452	24,731,546
RLJ Lodging Trust[b]	2,007,351	42,214,592
Ryman Hospitality Properties Inc.[b]	715,383	34,452,845
Sabra Health Care REIT Inc.[b]	1,062,121	26,744,207
Saul Centers Inc.[b]	158,513	10,556,966
Select Income REIT	1,045,430	28,122,067
Seritage Growth Properties Class Ab	412,130	20,886,748
Silver Bay Realty Trust Corp.	548,533	9,615,783
STAG Industrial Inc.[b]	1,133,218	27,775,173
Summit Hotel Properties Inc.[b]	1,429,403	18,810,943
Sunstone Hotel Investors Inc.[b]	3,578,393	45,767,646
Terreno Realty Corp.[b]	743,024	20,440,590
Tier REIT Inc.[b]	785,309	12,125,171
UMH Properties Inc.[b]	404,075	4,816,574
United Development Funding IVb	445,028	1,424,090
Universal Health Realty Income Trust[b]	173,317	10,922,437
Urban Edge Properties[b]	1,476,002	41,534,696
Urstadt Biddle Properties Inc. Class A	381,242	8,471,197
Washington Prime Group Inc.	3,058,934	37,869,603
Washington REIT[b]	1,210,382	37,667,088
Western Asset Mortgage Capital Corp.[b]	672,957	7,012,212
Whitestone REIT[b]	429,435	5,960,558
Xenia Hotels & Resorts Inc.[b]	1,701,305	25,825,810

		2,513,961,156
FOOD & STAPLES RETAILING — 0.57%
Andersons Inc. (The)	443,175	16,034,072
Chefs’ Warehouse Inc. (The)[a,b]	322,592	3,593,675
Ingles Markets Inc. Class A	231,787	9,164,858
Natural Grocers by Vitamin Cottage Inc.[a,b]	151,574	1,691,566
Performance Food Group Co.[a,b]	617,326	15,309,685
PriceSmart Inc.	330,203	27,657,803
Smart & Final Stores Inc.[a,b]	380,189	4,855,014
SpartanNash Co.	608,894	17,609,214
SUPERVALU Inc.[a,b]	4,377,752	21,844,982
United Natural Foods Inc.[a,b]	817,541	32,734,342
Village Super Market Inc. Class A	122,020	3,905,860
Weis Markets Inc.	158,959	8,424,827

		162,825,898
FOOD PRODUCTS — 1.44%
AdvancePierre Foods Holdings Inc.	354,147	9,760,291
Alico Inc.	54,863	1,473,620
Amplify Snack Brands Inc.[a,b]	485,837	7,870,560

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
B&G Foods Inc.	1,081,256	$53,176,170
Cal-Maine Foods Inc.[b]	509,654	19,642,065
Calavo Growers Inc.	255,117	16,692,305
Darling Ingredients Inc.[a,b]	2,706,952	36,570,922
Dean Foods Co.[b]	1,511,332	24,785,845
Farmer Bros. Co.[a]	134,438	4,779,271
Fresh Del Monte Produce Inc.	531,597	31,842,660
Freshpet Inc.[a,b]	372,688	3,223,751
Inventure Foods Inc.[a,b]	312,035	2,933,129
J&J Snack Foods Corp.	247,265	29,454,207
John B Sanfilippo & Son Inc.	140,229	7,197,955
Lancaster Colony Corp.	309,176	40,839,058
Landec Corp.[a,b]	440,548	5,907,749
Lifeway Foods Inc.[a,b]	78,562	1,330,840
Limoneira Co.[b]	196,719	3,717,989
Omega Protein Corp.[a]	362,594	8,473,822
Sanderson Farms Inc.	328,907	31,683,611
Seaboard Corp.[a,b]	4,366	15,019,040
Seneca Foods Corp. Class Aa	108,826	3,073,246
Snyder’s-Lance Inc.	1,325,351	44,505,287
Tootsie Roll Industries Inc.[b]	283,440	10,439,095

		414,392,488
GAS UTILITIES — 1.17%
Chesapeake Utilities Corp.	241,583	14,751,058
Delta Natural Gas Co. Inc.	115,352	2,751,145
New Jersey Resources Corp.	1,412,900	46,427,894
Northwest Natural Gas Co.	447,981	26,928,138
ONE Gas Inc.	857,179	53,007,949
South Jersey Industries Inc.	1,316,436	38,900,684
Southwest Gas Corp.	779,084	54,426,808
Spire Inc.	735,450	46,877,583
WGL Holdings Inc.	830,984	52,102,697

		336,173,956
HEALTH CARE EQUIPMENT & SUPPLIES — 3.30%
Abaxis Inc.	360,670	18,617,785
Accuray Inc.[a,b]	1,309,517	8,341,623
Analogic Corp.	205,104	18,172,214
AngioDynamics Inc.[a]	443,652	7,781,656
Anika Therapeutics Inc.[a,b]	231,619	11,082,969
AtriCure Inc.[a,b]	522,079	8,259,290
Atrion Corp.	22,489	9,593,807
Avinger Inc.[a,b]	300,491	1,433,342
AxoGen Inc.[a,b]	404,117	3,649,177
Cantel Medical Corp.	589,612	45,977,944
Cardiovascular Systems Inc.[a,b]	525,262	12,469,720
Cerus Corp.[a,b]	1,669,959	10,370,445
ConforMIS Inc.[a,b]	591,395	5,866,638
CONMED Corp.	453,290	18,158,797
Corindus Vascular Robotics Inc.[a,b]	901,359	1,000,508
CryoLife Inc.	518,110	9,103,193
Cutera Inc.[a]	197,741	2,357,073
Cynosure Inc. Class Aa,b	391,254	19,930,479
Endologix Inc.[a,b]	1,335,223	17,090,854
Entellus Medical Inc.[a]	122,159	2,709,487
Exactech Inc.[a]	172,923	4,674,109
GenMark Diagnostics Inc.[a,b]	660,274	7,791,233
Glaukos Corp.[a,b]	274,847	10,372,726
Globus Medical Inc. Class Aa,b	1,154,819	26,064,265
Haemonetics Corp.[a,b]	843,414	30,540,021
Halyard Health Inc.[a]	771,521	26,740,918
ICU Medical Inc.[a]	241,968	30,579,916

Security	Shares	Value
Inogen Inc.[a,b]	269,333	$16,133,047
Insulet Corp.[a,b]	948,187	38,818,776
Integer Holdings Corp.[a,b]	504,379	10,939,981
Integra LifeSciences Holdings Corp.[a,b]	497,481	41,067,057
Invacare Corp.	523,023	5,842,167
InVivo Therapeutics Holdings Corp.[a,b]	536,754	3,649,927
iRadimed Corp.[a,b]	66,266	1,125,859
IRIDEX Corp.[a,b]	123,176	1,784,820
K2M Group Holdings Inc.[a,b]	422,854	7,518,344
LeMaitre Vascular Inc.	225,411	4,472,154
Masimo Corp.[a]	672,580	40,011,784
Meridian Bioscience Inc.[b]	685,338	13,220,170
Merit Medical Systems Inc.[a]	709,535	17,234,605
Natus Medical Inc.[a]	536,367	21,073,859
Neogen Corp.[a,b]	600,366	33,584,474
Nevro Corp.[a,b]	394,921	41,225,803
Novocure Ltd.[a,b]	841,503	7,186,436
NuVasive Inc.[a,b]	814,975	54,326,234
NxStage Medical Inc.[a,b]	1,048,053	26,190,844
OraSure Technologies Inc.[a]	899,609	7,169,884
Orthofix International NVa,b	287,927	12,314,638
Oxford Immunotec Global PLC[a,b]	370,843	4,657,788
Penumbra Inc.[a,b]	419,607	31,885,936
Quidel Corp.[a,b]	444,649	9,822,296
Rockwell Medical Inc.[a,b]	786,241	5,267,815
RTI Surgical Inc.[a,b]	943,903	2,954,416
Second Sight Medical Products Inc.[a,b]	246,584	867,976
Senseonics Holdings Inc.[a,b]	454,353	1,771,977
Spectranetics Corp. (The)[a,b]	704,705	17,681,048
STAAR Surgical Co.[a,b]	660,993	6,213,334
SurModics Inc.[a]	213,629	6,428,097
Tactile Systems Technology Inc.[a]	68,214	1,275,602
Tandem Diabetes Care Inc.[a,b]	303,261	2,322,979
TransEnterix Inc.[a,b]	1,138,343	1,923,800
Utah Medical Products Inc.	57,157	3,417,989
Vascular Solutions Inc.[a,b]	277,685	13,392,748
Veracyte Inc.[a,b]	230,129	1,751,282
ViewRay Inc.[a,b]	112,016	506,312
Wright Medical Group NVa,b	1,696,104	41,605,431
Zeltiq Aesthetics Inc.[a,b]	584,946	22,941,582

		950,309,460
HEALTH CARE PROVIDERS & SERVICES — 2.20%
AAC Holdings Inc.[a,b]	166,327	2,892,426
Aceto Corp.	479,014	9,096,476
Addus HomeCare Corp.[a,b]	121,000	3,165,360
Adeptus Health Inc. Class Aa,b	227,182	9,780,185
Air Methods Corp.[a,b]	587,182	18,490,361
Almost Family Inc.[a]	133,554	4,910,781
Amedisys Inc.[a,b]	460,529	21,847,496
American Renal Associates Holdings Inc.[a,b]	146,406	2,674,838
AMN Healthcare Services Inc.[a,b]	778,233	24,802,286
BioScrip Inc.[a,b]	1,847,647	5,339,700
BioTelemetry Inc.[a]	447,930	8,318,060
Capital Senior Living Corp.[a,b]	465,844	7,826,179
Chemed Corp.	266,152	37,546,063
Civitas Solutions Inc.[a,b]	250,328	4,570,989
Community Health Systems Inc.[a,b]	1,821,320	21,018,033
CorVel Corp.[a]	162,693	6,247,411
Cross Country Healthcare Inc.[a,b]	527,082	6,209,026
Diplomat Pharmacy Inc.[a,b]	754,605	21,136,486
Ensign Group Inc. (The)	787,401	15,850,382
Genesis Healthcare Inc.[a,b]	612,948	1,636,571
HealthEquity Inc.[a,b]	711,435	26,927,815

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
HealthSouth Corp.	1,459,591	$59,215,607
Healthways Inc.[a,b]	524,715	13,883,959
Kindred Healthcare Inc.	1,391,184	14,217,900
Landauer Inc.	158,896	7,067,694
LHC Group Inc.[a,b]	247,382	9,123,448
Magellan Health Inc.[a]	375,699	20,186,307
Molina Healthcare Inc.[a,b]	711,419	41,489,956
National Healthcare Corp.	184,429	12,170,470
National Research Corp. Class A	141,460	2,304,383
Nobilis Health Corp.[a,b]	932,936	3,125,336
Owens & Minor Inc.	1,027,058	35,669,724
PharMerica Corp.[a,b]	486,224	13,648,308
Providence Service Corp. (The)[a,b]	213,814	10,397,775
Quorum Health Corp.[a,b]	497,504	3,119,350
RadNet Inc.[a,b]	619,227	4,582,280
Select Medical Holdings Corp.[a]	1,761,174	23,775,849
Surgery Partners Inc.[a,b]	307,197	6,217,667
Surgical Care Affiliates Inc.[a,b]	443,130	21,607,019
Team Health Holdings Inc.[a,b]	1,117,073	36,371,897
Teladoc Inc.[a,b]	342,185	6,265,407
Triple-S Management Corp. Class Ba	385,993	8,464,826
U.S. Physical Therapy Inc.	200,358	12,562,447
Universal American Corp.	754,398	5,771,145
USMD Holdings Inc.[a,b]	38,824	878,975

		632,404,653
HEALTH CARE TECHNOLOGY — 0.59%
Castlight Health Inc.[a]	680,253	2,829,853
Computer Programs & Systems Inc.	186,757	4,866,887
Cotiviti Holdings Inc.[a,b]	208,539	6,992,313
Evolent Health Inc.[a,b]	250,794	6,174,548
HealthStream Inc.[a]	424,144	11,706,374
HMS Holdings Corp.[a]	1,387,228	30,754,845
Medidata Solutions Inc.[a,b]	904,834	50,453,544
NantHealth Inc.	108,330	1,424,540
Omnicell Inc.[a,b]	585,358	22,419,211
Press Ganey Holdings Inc.[a,b]	365,580	14,769,432
Quality Systems Inc.	843,692	9,550,593
Vocera Communications Inc.[a,b]	406,967	6,877,742

		168,819,882
HOTELS, RESTAURANTS & LEISURE — 2.92%
Belmond Ltd.[a,b]	1,381,339	17,556,819
Biglari Holdings Inc.[a,b]	17,148	7,476,871
BJ’s Restaurants Inc.[a,b]	385,112	13,690,732
Bloomin’ Brands Inc.	1,871,918	32,271,866
Bob Evans Farms Inc./DE	326,698	12,512,533
Bojangles’ Inc.[a,b]	166,161	2,651,930
Boyd Gaming Corp.[a,b]	1,361,357	26,927,641
Buffalo Wild Wings Inc.[a,b]	311,549	43,847,406
Caesars Acquisition Co. Class Aa,b	788,066	9,787,780
Caesars Entertainment Corp.[a,b]	927,087	6,906,798
Carrols Restaurant Group Inc.[a,b]	569,476	7,522,778
Century Casinos Inc.[a]	347,903	2,404,010
Cheesecake Factory Inc. (The)	748,741	37,481,974
Churchill Downs Inc.	222,611	32,579,120
Chuy’s Holdings Inc.[a,b]	271,031	7,572,606
ClubCorp Holdings Inc.	1,062,463	15,373,840
Cracker Barrel Old Country Store Inc.[b]	315,724	41,745,027
Dave & Buster’s Entertainment Inc.[a,b]	623,862	24,442,913
Del Frisco’s Restaurant Group Inc.[a]	390,190	5,255,859
Del Taco Restaurants Inc.[a,b]	385,508	4,595,255
Denny’s Corp.[a,b]	1,254,873	13,414,592

Security	Shares	Value
DineEquity Inc.	288,547	$22,850,037
El Pollo Loco Holdings Inc.[a,b]	336,176	4,232,456
Eldorado Resorts Inc.[a,b]	470,699	6,618,028
Empire Resorts Inc.[a,b]	56,967	1,153,012
Fiesta Restaurant Group Inc.[a,b]	439,297	10,543,128
Fogo De Chao Inc.[a,b]	87,224	921,958
Golden Entertainment Inc.	167,969	2,094,573
Habit Restaurants Inc. (The)[a,b]	225,347	3,154,858
International Speedway Corp. Class A	432,344	14,448,936
Interval Leisure Group Inc.	1,860,386	31,942,828
Intrawest Resorts Holdings Inc.[a,b]	268,373	4,353,010
Isle of Capri Casinos Inc.[a]	412,084	9,181,232
J Alexander’s Holdings Inc.[a]	221,744	2,246,267
Jack in the Box Inc.	537,074	51,526,880
Jamba Inc.[a,b]	213,278	2,328,996
Kona Grill Inc.[a,b]	128,445	1,614,554
La Quinta Holdings Inc.[a,b]	1,397,759	15,626,946
Lindblad Expeditions Holdings Inc.[a,b]	239,928	2,159,352
Luby’s Inc.[a,b]	318,173	1,364,962
Marcus Corp. (The)	305,635	7,653,100
Marriott Vacations Worldwide Corp.[b]	368,987	27,054,127
Monarch Casino & Resort Inc.[a]	176,491	4,442,278
Nathan’s Famous Inc.[a]	49,611	2,606,810
Noodles & Co.[a,b]	182,991	871,037
Papa John’s International Inc.	446,952	35,242,165
Penn National Gaming Inc.[a,b]	1,226,505	16,643,673
Pinnacle Entertainment Inc.[a,b]	899,614	11,101,237
Planet Fitness Inc. Class Aa,b	314,306	6,308,121
Popeyes Louisiana Kitchen Inc.[a,b]	357,284	18,986,072
Potbelly Corp.[a,b]	394,206	4,899,981
Red Lion Hotels Corp.[a,b]	231,833	1,933,487
Red Robin Gourmet Burgers Inc.[a,b]	224,717	10,098,782
Red Rock Resorts Inc. Class A	495,483	11,688,444
Ruby Tuesday Inc.[a]	991,627	2,479,067
Ruth’s Hospitality Group Inc.	527,492	7,448,187
Scientific Games Corp. Class Aa,b	853,467	9,618,573
SeaWorld Entertainment Inc.[b]	1,105,697	14,904,796
Shake Shack Inc. Class Aa,b	259,970	9,013,160
Sonic Corp.	774,908	20,287,091
Speedway Motorsports Inc.	192,133	3,431,495
Texas Roadhouse Inc.	1,090,722	42,570,880
Wingstop Inc.	261,499	7,661,921
Zoe’s Kitchen Inc.[a,b]	314,632	6,981,684

		838,306,531
HOUSEHOLD DURABLES — 1.31%
Bassett Furniture Industries Inc.	170,072	3,954,174
Beazer Homes USA Inc.[a,b]	518,224	6,042,492
Cavco Industries Inc.[a]	140,037	13,870,665
Century Communities Inc.[a,b]	253,463	5,451,989
CSS Industries Inc.	140,403	3,591,509
Ethan Allen Interiors Inc.[b]	408,562	12,775,734
Flexsteel Industries Inc.	107,662	5,568,279
GoPro Inc. Class Aa,b	1,663,740	27,751,183
Green Brick Partners Inc.[a,b]	390,481	3,225,373
Helen of Troy Ltd.[a]	461,646	39,780,036
Hooker Furniture Corp.	188,412	4,614,210
Hovnanian Enterprises Inc. Class Aa,b	2,037,355	3,443,130
Installed Building Products Inc.[a,b]	331,511	11,891,300
iRobot Corp.[a,b]	442,070	19,442,239
KB Home[b]	1,375,660	22,175,639
La-Z-Boy Inc.	807,729	19,837,824
LGI Homes Inc.[a,b]	255,876	9,426,472
Libbey Inc.	361,337	6,449,865

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
Lifetime Brands Inc.	187,226	$2,520,062
M/I Homes Inc.[a,b]	392,029	9,240,124
MDC Holdings Inc.	652,568	16,836,254
Meritage Homes Corp.[a,b]	629,978	21,860,237
NACCO Industries Inc. Class A	64,305	4,370,168
New Home Co. Inc. (The)[a,b]	207,117	2,209,938
Taylor Morrison Home Corp. Class Aa,b	503,242	8,857,059
TopBuild Corp.[a]	634,813	21,075,792
TRI Pointe Group Inc.[a,b]	2,448,230	32,267,671
UCP Inc. Class Aa	133,099	1,172,602
Universal Electronics Inc.[a,b]	233,203	17,364,295
WCI Communities Inc.[a,b]	356,731	8,461,659
William Lyon Homes Class Aa,b	393,437	7,298,256
ZAGG Inc.[a,b]	458,093	3,710,553

		376,536,783
HOUSEHOLD PRODUCTS — 0.28%
Central Garden & Pet Co.[a,b]	168,357	4,377,282
Central Garden & Pet Co. Class Aa	550,017	13,640,421
HRG Group Inc.[a,b]	1,953,027	30,662,524
Oil-Dri Corp. of America	83,878	3,157,168
Orchids Paper Products Co.	148,731	4,049,945
WD-40 Co.	231,804	26,061,724

		81,949,064
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.61%
Atlantic Power Corp.	2,017,579	4,983,420
Atlantica Yield PLC[b]	963,056	18,307,695
Dynegy Inc.[a,b]	1,926,582	23,870,351
NRG Yield Inc. Class A	578,203	9,436,273
NRG Yield Inc. Class C	1,044,678	17,717,739
Ormat Technologies Inc.	639,986	30,981,722
Pattern Energy Group Inc.	1,093,337	24,589,149
Talen Energy Corp.[a]	1,385,801	19,193,344
TerraForm Global Inc. Class A	1,510,498	6,208,147
TerraForm Power Inc.	1,440,706	20,040,220
Vivint Solar Inc.[a,b]	373,486	1,180,216

		176,508,276
INDUSTRIAL CONGLOMERATES — 0.05%
Raven Industries Inc.	597,019	13,749,348

		13,749,348
INSURANCE — 2.29%
Ambac Financial Group Inc.[a,b]	642,232	11,810,647
American Equity Investment Life Holding Co.	1,359,521	24,104,307
AMERISAFE Inc.	311,541	18,312,380
Argo Group International Holdings Ltd.	474,327	26,761,529
Atlas Financial Holdings Inc.[a,b]	178,615	2,816,759
Baldwin & Lyons Inc. Class B	149,677	3,836,222
Blue Capital Reinsurance Holdings Ltd.	96,502	1,767,917
Citizens Inc./TXa,b	764,082	7,151,808
CNO Financial Group Inc.	2,949,536	45,039,415
Crawford & Co. Class B	202,566	2,299,124
Donegal Group Inc. Class A	138,403	2,229,672
eHealth Inc.[a]	303,287	3,399,847
EMC Insurance Group Inc.	139,067	3,745,074
Employers Holdings Inc.	499,609	14,903,336
Enstar Group Ltd.[a]	187,281	30,802,106
FBL Financial Group Inc. Class A	162,267	10,380,220

Security	Shares	Value
Federated National Holding Co.	208,935	$3,904,995
Fidelity & Guaranty Life[b]	197,474	4,579,422
Genworth Financial Inc. Class Aa	5,885,967	29,194,396
Global Indemnity PLC[a]	139,471	4,142,289
Greenlight Capital Re Ltd. Class Aa,b	485,441	9,922,414
Hallmark Financial Services Inc.[a,b]	232,082	2,388,124
HCI Group Inc.	141,484	4,295,454
Heritage Insurance Holdings Inc.	438,640	6,320,802
Horace Mann Educators Corp.	667,678	24,470,399
Independence Holding Co.	117,254	2,014,424
Infinity Property & Casualty Corp.	177,607	14,675,666
Investors Title Co.	23,318	2,320,141
James River Group Holdings Ltd.	234,231	8,479,162
Kemper Corp.	653,067	25,678,594
Kinsale Capital Group Inc.	109,274	2,404,028
Maiden Holdings Ltd.	972,032	12,335,086
MBIA Inc.[a,b]	2,167,650	16,885,994
National General Holdings Corp.	797,473	17,735,800
National Interstate Corp.	124,618	4,053,824
National Western Life Group Inc.	37,039	7,606,699
Navigators Group Inc. (The)	184,642	17,895,503
OneBeacon Insurance Group Ltd. Class A	329,425	4,704,189
Patriot National Inc.[a,b]	178,241	1,605,951
Primerica Inc.[b]	773,897	41,039,758
RLI Corp.	625,394	42,751,934
Safety Insurance Group Inc.	230,993	15,527,349
Selective Insurance Group Inc.	883,177	35,203,435
State Auto Financial Corp.	255,031	6,072,288
State National Companies Inc.	506,211	5,629,066
Stewart Information Services Corp.	355,910	15,820,200
Third Point Reinsurance Ltd.[a,b]	1,093,288	13,119,456
Trupanion Inc.[a,b]	239,192	4,042,345
United Fire Group Inc.	356,724	15,096,560
United Insurance Holdings Corp.	284,992	4,839,164
Universal Insurance Holdings Inc.	535,306	13,489,711
WMIH Corp.[a,b]	3,372,788	7,892,324

		657,497,309
INTERNET & DIRECT MARKETING RETAIL — 0.58%
1-800-Flowers.com Inc. Class Aa,b	433,733	3,977,332
Blue Nile Inc.	181,818	6,258,176
Duluth Holdings Inc.[a,b]	159,115	4,218,139
Etsy Inc.[a,b]	1,730,793	24,715,724
FTD Companies Inc.[a,b]	289,909	5,963,428
Gaia Inc.[a,b]	139,929	1,007,489
HSN Inc.	514,810	20,489,438
Lands’ End Inc.[a,b]	246,873	3,579,658
Liberty TripAdvisor Holdings Inc. Class Aa,b	1,197,423	26,163,692
NutriSystem Inc.	478,904	14,218,660
Overstock.com Inc.[a,b]	221,130	3,387,712
PetMed Express Inc.	327,751	6,646,790
Shutterfly Inc.[a,b]	567,988	25,354,984
Wayfair Inc. Class Aa,b	520,265	20,482,833

		166,464,055
INTERNET SOFTWARE & SERVICES — 2.57%
2U Inc.[a,b]	604,854	23,159,860
Actua Corp.[a,b]	591,281	7,657,089
Alarm.com Holdings Inc.[a,b]	170,377	4,917,080
Amber Road Inc.[a,b]	297,766	2,873,442
Angie’s List Inc.[a,b]	657,148	6,512,337
Apigee Corp.[a,b]	256,633	4,465,414
Appfolio Inc.[a,b]	124,384	2,418,025

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
Autobytel Inc.[a]	136,573	$2,430,999
Bankrate Inc.[a,b]	778,984	6,605,784
Bazaarvoice Inc.[a,b]	1,355,324	8,009,965
Benefitfocus Inc.[a,b]	213,534	8,524,277
Blucora Inc.[a,b]	651,872	7,300,966
Box Inc. Class Aa,b	807,008	12,718,446
Brightcove Inc.[a]	492,781	6,430,792
Carbonite Inc.[a]	294,096	4,517,315
Care.com Inc.[a,b]	230,240	2,293,190
ChannelAdvisor Corp.[a,b]	383,843	4,963,090
Cimpress NVa,b	412,674	41,754,355
comScore Inc.[a,b]	786,100	24,101,826
Cornerstone OnDemand Inc.[a,b]	828,117	38,051,976
Cvent Inc.[a]	496,633	15,748,232
DHI Group Inc.[a]	827,288	6,527,302
EarthLink Holdings Corp.	1,731,781	10,737,042
Endurance International Group Holdings Inc.[a,b]	993,524	8,693,335
Envestnet Inc.[a,b]	680,966	24,821,211
Everyday Health Inc.[a]	473,599	3,641,976
Five9 Inc.[a,b]	542,754	8,510,383
Global Sources Ltd.[a]	134,791	1,143,028
Gogo Inc.[a,b]	931,659	10,285,515
GrubHub Inc.[a]	1,328,670	57,119,523
GTT Communications Inc.[a,b]	436,700	10,275,551
Hortonworks Inc.[a,b]	663,996	5,544,367
inContact Inc.[a,b]	971,887	13,586,980
Instructure Inc.[a,b]	175,043	4,440,841
IntraLinks Holdings Inc.[a,b]	682,187	6,862,801
j2 Global Inc.	774,946	51,619,153
Limelight Networks Inc.[a]	1,159,681	2,168,603
Liquidity Services Inc.[a]	415,810	4,673,704
LivePerson Inc.[a,b]	875,624	7,363,998
LogMeIn Inc.[b]	414,190	37,438,634
Marchex Inc. Class Ba	553,612	1,533,505
MeetMe Inc.[a,b]	689,352	4,273,982
MINDBODY Inc. Class Aa	236,798	4,655,449
Monster Worldwide Inc.[a]	1,458,129	5,263,846
New Relic Inc.[a,b]	361,436	13,850,228
NIC Inc.	1,044,826	24,553,411
Numerex Corp. Class Aa,b	226,049	1,758,661
Q2 Holdings Inc.[a,b]	421,366	12,076,350
QuinStreet Inc.[a]	598,513	1,807,509
Quotient Technology Inc.[a]	1,059,611	14,103,422
RealNetworks Inc.[a,b]	391,837	1,747,593
Reis Inc.	147,287	3,013,492
RetailMeNot Inc.[a,b]	633,904	6,269,311
Rightside Group Ltd.[a,b]	189,951	1,728,554
Shutterstock Inc.[a,b]	312,414	19,900,772
SPS Commerce Inc.[a,b]	272,767	20,023,826
Stamps.com Inc.[a,b]	266,456	25,182,757
TechTarget Inc.[a,b]	258,616	2,084,445
TrueCar Inc.[a,b]	902,381	8,518,477
Web.com Group Inc.[a]	703,558	12,150,447
WebMD Health Corp.[a,b]	614,546	30,542,936
Xactly Corp.[a,b]	377,773	5,560,819
XO Group Inc.[a]	421,823	8,153,839

		739,662,038
IT SERVICES — 2.05%
Acxiom Corp.[a,b]	1,275,760	33,999,004
ALJ Regional Holdings Inc.[a,b]	303,410	1,426,027
Blackhawk Network Holdings Inc.[a,b]	903,268	27,251,596
CACI International Inc. Class Aa	400,020	40,362,018
Cardtronics PLC Class Aa,b	741,122	33,054,041

Security	Shares	Value
Cass Information Systems Inc.	180,874	$10,246,512
Convergys Corp.	1,462,642	44,493,570
CSG Systems International Inc.	528,170	21,829,266
Datalink Corp.[a]	338,113	3,587,379
EPAM Systems Inc.[a,b]	793,449	54,993,950
EVERTEC Inc.	1,046,005	17,551,964
ExlService Holdings Inc.[a]	535,296	26,679,153
Forrester Research Inc.	163,725	6,368,902
Hackett Group Inc. (The)	369,606	6,105,891
Information Services Group Inc.[a]	506,936	2,022,675
Lionbridge Technologies Inc.[a,b]	941,885	4,709,425
ManTech International Corp./VA Class A	407,467	15,357,431
MAXIMUS Inc.	1,056,100	59,733,016
MoneyGram International Inc.[a,b]	495,662	3,519,200
NCI Inc. Class A	99,044	1,145,939
NeuStar Inc. Class Aa,b	331,105	8,804,082
Perficient Inc.[a]	580,446	11,695,987
PFSweb Inc.[a,b]	239,191	2,135,976
Planet Payment Inc.[a]	716,578	2,658,504
Science Applications International Corp.	696,286	48,301,360
ServiceSource International Inc.[a,b]	1,010,012	4,928,859
Sykes Enterprises Inc.[a]	635,934	17,888,823
Syntel Inc.[a]	530,875	22,248,971
TeleTech Holdings Inc.	269,837	7,822,575
Travelport Worldwide Ltd.	1,900,377	28,562,666
Unisys Corp.[a,b]	826,541	8,050,509
Virtusa Corp.[a,b]	454,954	11,228,265

		588,763,536
LEISURE PRODUCTS — 0.32%
Arctic Cat Inc.	219,627	3,402,022
Callaway Golf Co.	1,553,322	18,034,068
Escalade Inc.	173,853	2,218,364
JAKKS Pacific Inc.[a,b]	257,980	2,228,947
Johnson Outdoors Inc. Class A	82,426	2,997,834
Malibu Boats Inc. Class Aa,b	300,256	4,473,814
Marine Products Corp.	181,925	1,631,867
MCBC Holdings Inc.	126,227	1,438,988
Nautilus Inc.[a,b]	505,641	11,488,164
Performance Sports Group Ltd.[a,b]	631,080	2,562,185
Smith & Wesson Holding Corp.[a,b]	900,691	23,949,374
Sturm Ruger & Co. Inc.	306,392	17,697,202

		92,122,829
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Accelerate Diagnostics Inc.[a,b]	381,484	10,399,254
Albany Molecular Research Inc.[a,b]	427,798	7,062,945
Cambrex Corp.[a]	523,598	23,279,167
ChromaDex Corp.[a]	468,583	1,396,377
Enzo Biochem Inc.[a,b]	661,665	3,367,875
Fluidigm Corp.[a,b]	482,567	3,865,362
INC Research Holdings Inc.[a,b]	682,494	30,425,582
Luminex Corp.[a]	656,641	14,918,884
Medpace Holdings Inc.[a]	133,281	3,979,771
NanoString Technologies Inc.[a,b]	246,904	4,933,142
NeoGenomics Inc.[a,b]	870,868	7,158,535
Pacific Biosciences of California Inc.[a,b]	1,325,569	11,877,098
PAREXEL International Corp.[a,b]	863,878	59,996,327
PRA Health Sciences Inc.[a,b]	397,726	22,475,496

		205,135,815

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
MACHINERY — 3.48%
Actuant Corp. Class A	967,858	$22,493,020
Alamo Group Inc.	156,309	10,299,200
Albany International Corp. Class A	472,637	20,030,356
Altra Industrial Motion Corp.	414,477	12,007,399
American Railcar Industries Inc.[b]	127,602	5,291,655
Astec Industries Inc.	318,502	19,068,715
Barnes Group Inc.	828,520	33,596,486
Blue Bird Corp.[a,b]	91,584	1,338,042
Briggs & Stratton Corp.	702,434	13,100,394
Chart Industries Inc.[a,b]	505,095	16,582,269
CIRCOR International Inc.	271,735	16,184,537
CLARCOR Inc.	783,737	50,942,905
Columbus McKinnon Corp./NY	319,863	5,706,356
Douglas Dynamics Inc.	365,503	11,674,166
Dynamic Materials Corp.	228,391	2,434,648
Energy Recovery Inc.[a,b]	566,402	9,051,104
EnPro Industries Inc.	355,270	20,186,441
ESCO Technologies Inc.	417,734	19,391,212
ExOne Co. (The)[a,b]	180,299	2,744,151
Federal Signal Corp.	986,311	13,078,484
Franklin Electric Co. Inc.	758,323	30,871,329
FreightCar America Inc.	200,042	2,876,604
Gencor Industries Inc.[a,b]	127,078	1,522,394
Global Brass & Copper Holdings Inc.	349,675	10,102,111
Gorman-Rupp Co. (The)	292,179	7,482,704
Graham Corp.	157,066	2,999,961
Greenbrier Companies Inc. (The)	448,148	15,819,624
Hardinge Inc.	190,939	2,125,151
Harsco Corp.	1,328,131	13,188,341
Hillenbrand Inc.	970,795	30,715,954
Hurco Companies Inc.	104,630	2,936,964
Hyster-Yale Materials Handling Inc.	156,335	9,400,424
John Bean Technologies Corp.	478,997	33,793,238
Joy Global Inc.	1,622,871	45,018,441
Kadant Inc.	177,074	9,227,326
Kennametal Inc.	1,302,140	37,788,103
Lindsay Corp.[b]	174,295	12,894,344
Lydall Inc.[a,b]	273,097	13,963,450
Manitowoc Co. Inc. (The)	2,096,990	10,044,582
Meritor Inc.[a,b]	1,356,451	15,097,300
Milacron Holdings Corp.[a,b]	238,443	3,805,550
Miller Industries Inc./TN	181,690	4,140,715
Mueller Industries Inc.	931,435	30,197,123
Mueller Water Products Inc. Class A	2,563,483	32,171,712
Navistar International Corp.[a,b]	813,766	18,627,104
NN Inc.	431,062	7,866,881
Omega Flex Inc.	47,981	1,850,147
Proto Labs Inc.[a,b]	406,072	24,327,773
RBC Bearings Inc.[a,b]	373,850	28,592,048
Rexnord Corp.[a,b]	1,365,173	29,228,354
SPX Corp.[a]	684,433	13,784,481
SPX FLOW Inc.[a]	582,304	18,004,840
Standex International Corp.	208,897	19,400,264
Sun Hydraulics Corp.	383,096	12,362,508
Supreme Industries Inc. Class A	217,272	4,193,350
Tennant Co.	288,383	18,687,218
Titan International Inc.	728,736	7,374,808
TriMas Corp.[a]	740,512	13,780,928
Wabash National Corp.[a,b]	1,066,510	15,187,102
Watts Water Technologies Inc. Class A	457,889	29,689,523
Woodward Inc.	871,408	54,445,572

		1,000,787,886

Security	Shares	Value
MARINE — 0.12%
Costamare Inc.	440,165	$4,023,108
Matson Inc.	711,099	28,358,628
Scorpio Bulkers Inc.[a,b]	924,774	3,199,718

		35,581,454
MEDIA — 1.60%
AMC Entertainment Holdings Inc. Class A	357,377	11,110,851
Carmike Cinemas Inc.[a,b]	396,312	12,955,439
Central European Media Enterprises Ltd. Class Aa,b	1,287,121	2,973,250
Daily Journal Corp.[a,b]	18,488	4,048,872
Entercom Communications Corp. Class A	427,760	5,535,214
Entravision Communications Corp. Class A	1,080,374	8,243,254
Eros International PLC[a,b]	491,461	7,529,183
EW Scripps Co. (The) Class Aa	980,525	15,590,348
Gannett Co. Inc.	1,933,725	22,508,559
Global Eagle Entertainment Inc.[a,b]	770,346	6,401,575
Gray Television Inc.[a,b]	1,055,377	10,933,706
Hemisphere Media Group Inc.[a,b]	88,128	1,123,632
IMAX Corp.[a,b]	969,096	28,074,711
Liberty Braves Group Class Aa,b	151,609	2,645,577
Liberty Braves Group Class Ca,b	521,617	9,065,703
Liberty Media Group LLC Class Aa,b	376,432	10,784,777
Liberty Media Group LLC Class Ca,b	761,794	21,436,883
Loral Space & Communications Inc.[a,b]	211,752	8,281,621
MDC Partners Inc. Class A	841,932	9,025,511
Media General Inc.[a,b]	1,793,401	33,052,380
Meredith Corp.	583,097	30,315,213
MSG Networks Inc. Class Aa,b	980,356	18,244,425
National CineMedia Inc.	1,015,303	14,945,260
New Media Investment Group Inc.	639,768	9,916,404
New York Times Co. (The) Class A	2,052,959	24,532,860
Nexstar Broadcasting Group Inc. Class Ab	492,288	28,409,940
Radio One Inc. Class Da	405,113	1,227,492
Reading International Inc. Class Aa	281,008	3,751,457
Saga Communications Inc. Class A	61,953	2,808,949
Salem Media Group Inc. Class A	181,705	1,068,425
Scholastic Corp.	445,128	17,520,238
Sinclair Broadcast Group Inc. Class A	1,087,437	31,405,181
Time Inc.	1,689,168	24,459,153
Townsquare Media Inc. Class Aa,b	141,834	1,324,730
tronc Inc.	439,482	7,418,456
World Wrestling Entertainment Inc. Class Ab	594,741	12,667,983

		461,337,212
METALS & MINING — 1.26%
AK Steel Holding Corp.[a,b]	3,901,640	18,844,921
Allegheny Technologies Inc.[b]	1,784,694	32,249,421
Ampco-Pittsburgh Corp.	139,843	1,550,859
Carpenter Technology Corp.[b]	762,308	31,452,828
Century Aluminum Co.[a,b]	822,905	5,719,190
Cliffs Natural Resources Inc.[a]	3,631,467	21,244,082
Coeur Mining Inc.[a,b]	2,663,491	31,509,098
Commercial Metals Co.	1,890,035	30,599,667
Ferroglobe PLC	1,082,210	9,772,356
Gerber Scientific Inc. Escrow[a]	276,144	2,761
Gold Resource Corp.	831,249	6,167,868
Handy & Harman Ltd.[a]	48,025	1,010,446
Haynes International Inc.	204,246	7,579,569
Hecla Mining Co.	6,290,890	35,858,073
Kaiser Aluminum Corp.	259,535	22,447,182

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
Materion Corp.	329,995	$10,134,146
Olympic Steel Inc.	152,721	3,375,134
Real Industry Inc.[a,b]	438,651	2,684,544
Ryerson Holding Corp.[a,b]	212,155	2,395,230
Schnitzer Steel Industries Inc. Class A	430,282	8,992,894
Stillwater Mining Co.[a,b]	2,015,422	26,926,038
SunCoke Energy Inc.	1,068,446	8,568,937
TimkenSteel Corp.	653,219	6,826,139
Worthington Industries Inc.	740,899	35,585,379

		361,496,762
MORTGAGE REAL ESTATE INVESTMENT — 0.05%
MTGE Investment Corp.	757,438	13,020,359

		13,020,359
MULTI-UTILITIES — 0.52%
Avista Corp.	1,041,237	43,513,294
Black Hills Corp.[b]	849,694	52,018,267
NorthWestern Corp.	800,558	46,056,102
Unitil Corp.	230,009	8,984,151

		150,571,814
MULTILINE RETAIL — 0.19%
Big Lots Inc.[b]	733,671	35,032,790
Fred’s Inc. Class A	586,204	5,311,008
Ollie’s Bargain Outlet Holdings Inc.[a,b]	335,197	8,785,514
Sears Holdings Corp.[a,b]	190,841	2,187,038
Tuesday Morning Corp.[a,b]	740,533	4,428,387

		55,744,737
OIL, GAS & CONSUMABLE FUELS — 2.20%
Abraxas Petroleum Corp.[a,b]	2,025,472	3,423,048
Adams Resources & Energy Inc.	34,029	1,338,020
Alon USA Energy Inc.	526,798	4,245,992
Ardmore Shipping Corp.	468,939	3,301,331
Bill Barrett Corp.[a,b]	820,002	4,559,211
California Resources Corp.[b]	520,600	6,507,500
Callon Petroleum Co.[a,b]	2,392,375	37,560,287
Carrizo Oil & Gas Inc.[a,b]	918,758	37,319,950
Clayton Williams Energy Inc.[a,b]	98,616	8,425,751
Clean Energy Fuels Corp.[a,b]	1,450,134	6,482,099
Cobalt International Energy Inc.[a,b]	6,740,451	8,358,159
Contango Oil & Gas Co.[a]	375,763	3,840,298
CVR Energy Inc.	263,198	3,624,236
Delek U.S. Holdings Inc.	1,017,218	17,587,699
Denbury Resources Inc.	5,779,702	18,668,437
DHT Holdings Inc.[b]	1,527,858	6,401,725
Dorian LPG Ltd.[a,b]	401,053	2,406,318
Earthstone Energy Inc.[a,b]	37,678	324,031
Eclipse Resources Corp.[a]	950,795	3,128,116
EP Energy Corp. Class Aa,b	653,036	2,860,298
Erin Energy Corp.[a,b]	255,373	600,127
Evolution Petroleum Corp.	398,355	2,501,669
EXCO Resources Inc.[a,b]	2,336,206	2,499,740
Frontline Ltd./Bermuda[b]	1,079,828	7,742,367
GasLog Ltd.	672,438	9,783,973
Gener8 Maritime Inc.[a,b]	655,225	3,354,752
Golar LNG Ltd.[b]	1,464,392	31,045,110
Green Plains Inc.	594,659	15,580,066
Isramco Inc.[a]	11,877	990,542

Security	Shares	Value
Jones Energy Inc. Class Aa,b	935,920	$3,331,875
Matador Resources Co.[a,b]	1,365,208	33,229,163
Navios Maritime Acquisition Corp.	1,323,151	1,786,254
Nordic American Tankers Ltd.[b]	1,428,534	14,442,479
Northern Oil and Gas Inc.[a,b]	775,615	2,078,648
Oasis Petroleum Inc.[a,b]	2,933,742	33,650,021
Overseas Shipholding Group Inc.	641,744	6,783,234
Pacific Ethanol Inc.[a,b]	478,424	3,305,910
Panhandle Oil and Gas Inc. Class A	251,308	4,405,429
Par Pacific Holdings Inc.[a,b]	508,330	6,648,953
PDC Energy Inc.[a,b]	920,120	61,703,247
PetroCorp Inc. Escrow[a]	26,106	—
Renewable Energy Group Inc.[a,b]	639,482	5,416,412
REX American Resources Corp.[a,b]	93,717	7,943,453
Ring Energy Inc.[a,b]	589,705	6,457,270
RSP Permian Inc.[a,b]	1,294,770	50,211,181
Sanchez Energy Corp.[a,b]	772,395	6,827,972
Scorpio Tankers Inc.[b]	2,704,329	12,521,043
SemGroup Corp. Class A	872,065	30,836,218
Ship Finance International Ltd.[b]	990,055	14,583,510
Synergy Resources Corp.[a,b]	3,065,435	21,243,465
Teekay Corp.	807,154	6,223,157
Teekay Tankers Ltd. Class A	1,923,652	4,866,840
W&T Offshore Inc.[a]	587,026	1,033,166
Western Refining Inc.	1,328,163	35,143,193
Westmoreland Coal Co.[a,b]	311,928	2,763,682

		631,896,627
PAPER & FOREST PRODUCTS — 0.61%
Boise Cascade Co.[a,b]	644,313	16,365,550
Clearwater Paper Corp.[a]	279,355	18,065,888
Deltic Timber Corp.	174,557	11,822,746
KapStone Paper and Packaging Corp.	1,423,627	26,935,023
Louisiana-Pacific Corp.[a]	2,373,482	44,692,666
Neenah Paper Inc.	273,711	21,625,906
PH Glatfelter Co.	717,805	15,562,012
Schweitzer-Mauduit International Inc.	498,113	19,207,237

		174,277,028
PERSONAL PRODUCTS — 0.31%
Avon Products Inc.	7,242,641	40,993,348
Inter Parfums Inc.	288,997	9,325,933
Lifevantage Corp.[a,b]	231,664	2,191,542
Medifast Inc.	173,371	6,551,690
Natural Health Trends Corp.[b]	123,970	3,503,392
Nature’s Sunshine Products Inc.	140,464	2,247,424
Nutraceutical International Corp.[a]	138,200	4,317,368
Revlon Inc. Class Aa,b	192,767	7,089,970
Synutra International Inc.[a,b]	344,418	1,467,221
USANA Health Sciences Inc.[a,b]	85,385	11,813,015

		89,500,903
PHARMACEUTICALS — 1.96%
AcelRx Pharmaceuticals Inc.[a,b]	578,967	2,252,182
Aclaris Therapeutics Inc.[a,b]	158,985	4,071,606
Aerie Pharmaceuticals Inc.[a,b]	397,455	14,999,952
Agile Therapeutics Inc.[a,b]	224,030	1,563,729
Amphastar Pharmaceuticals Inc.[a,b]	587,372	11,142,447
Ampio Pharmaceuticals Inc.[a,b]	715,751	529,799
ANI Pharmaceuticals Inc.[a]	130,095	8,631,803
Aratana Therapeutics Inc.[a,b]	553,313	5,179,010
Axsome Therapeutics Inc.[a,b]	182,228	1,435,957

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
Bio-Path Holdings Inc.[a]	1,501,647	$2,102,306
Catalent Inc.[a,b]	1,637,822	42,321,320
Cempra Inc.[a,b]	734,887	17,784,265
Clearside Biomedical Inc.[a]	134,904	2,340,584
Collegium Pharmaceutical Inc.[a,b]	225,294	4,339,162
Corcept Therapeutics Inc.[a,b]	1,226,999	7,975,493
Depomed Inc.[a,b]	1,007,120	25,167,929
Dermira Inc.[a,b]	405,291	13,706,942
DURECT Corp.[a,b]	2,103,858	2,924,363
Egalet Corp.[a,b]	362,645	2,759,728
Endocyte Inc.[a,b]	632,130	1,953,282
Flex Pharma Inc.[a]	173,775	2,047,069
Heska Corp.[a,b]	100,955	5,494,981
Horizon Pharma PLC[a,b]	2,654,805	48,131,615
Impax Laboratories Inc.[a]	1,204,194	28,539,398
Innoviva Inc.[b]	1,332,511	14,644,296
Intersect ENT Inc.[a,b]	420,145	6,655,097
Intra-Cellular Therapies Inc.[a,b]	565,132	8,612,612
Lannett Co. Inc.[a,b]	458,573	12,184,284
Lipocine Inc.[a,b]	270,276	1,205,431
Medicines Co. (The)[a,b]	1,108,082	41,819,015
MyoKardia Inc.[a,b]	187,937	3,070,890
Nektar Therapeutics[a,b]	2,131,180	36,613,672
Neos Therapeutics Inc.[a,b]	224,050	1,474,249
Ocular Therapeutix Inc.[a,b]	292,836	2,011,783
Omeros Corp.[a,b]	670,722	7,485,257
Pacira Pharmaceuticals Inc./DEa,b	599,035	20,498,978
Paratek Pharmaceuticals Inc.[a,b]	304,121	3,956,614
Phibro Animal Health Corp.	308,489	8,384,731
Prestige Brands Holdings Inc.[a]	875,797	42,274,721
Reata Pharmaceuticals Inc.[a,b]	92,863	2,447,869
Revance Therapeutics Inc.[a,b]	338,334	5,484,394
SciClone Pharmaceuticals Inc.[a,b]	828,388	8,490,977
Sucampo Pharmaceuticals Inc. Class Aa,b	387,186	4,766,260
Supernus Pharmaceuticals Inc.[a,b]	773,075	19,118,145
Teligent Inc.[a,b]	683,778	5,196,713
Tetraphase Pharmaceuticals Inc.[a,b]	610,061	2,336,534
TherapeuticsMD Inc.[a,b]	2,469,863	16,819,767
Theravance Biopharma Inc.[a,b]	598,072	21,674,129
Titan Pharmaceuticals Inc.[a,b]	307,388	1,807,441
WaVe Life Sciences Ltd.[a,b]	121,723	3,952,346
Zogenix Inc.[a,b]	406,842	4,650,204

		565,031,331
PROFESSIONAL SERVICES — 1.32%
Acacia Research Corp.	777,464	5,069,065
Advisory Board Co. (The)[a,b]	675,154	30,206,390
Barrett Business Services Inc.	117,527	5,830,514
CBIZ Inc.[a,b]	818,251	9,156,229
CEB Inc.	528,455	28,784,944
Cogint Inc.[a,b]	257,417	1,310,252
CRA International Inc.[a]	130,608	3,472,867
Exponent Inc.	421,365	21,514,897
Franklin Covey Co.[a]	171,185	3,048,805
FTI Consulting Inc.[a,b]	682,971	30,433,188
GP Strategies Corp.[a,b]	212,509	5,231,972
Heidrick & Struggles International Inc.	302,192	5,605,662
Hill International Inc.[a]	543,684	2,506,383
Huron Consulting Group Inc.[a,b]	356,401	21,298,524
ICF International Inc.[a,b]	297,162	13,170,220
Insperity Inc.	258,139	18,751,217
Kelly Services Inc. Class A	483,063	9,284,471
Kforce Inc.	402,942	8,256,282
Korn/Ferry International	944,033	19,824,693

Security	Shares	Value
Mistras Group Inc.[a]	281,707	$6,611,663
Navigant Consulting Inc.[a]	785,810	15,889,078
On Assignment Inc.[a,b]	836,301	30,349,363
Resources Connection Inc.	589,324	8,804,500
RPX Corp.[a,b]	821,331	8,780,028
TriNet Group Inc.[a,b]	696,064	15,055,864
TrueBlue Inc.[a]	695,657	15,763,588
WageWorks Inc.[a]	600,288	36,563,542

		380,574,201
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.51%
Alexander & Baldwin Inc.	766,702	29,456,691
Altisource Portfolio Solutions SAa,b	190,118	6,159,823
AV Homes Inc.[a,b]	205,490	3,419,354
Consolidated-Tomoka Land Co.	67,823	3,471,859
Forestar Group Inc.[a,b]	561,841	6,579,158
FRP Holdings Inc.[a,b]	105,159	3,267,290
Griffin Industrial Realty Inc.	12,120	384,083
HFF Inc. Class A	591,070	16,366,728
Kennedy-Wilson Holdings Inc.	1,360,006	30,668,135
Marcus & Millichap Inc.[a,b]	238,821	6,245,169
RE/MAX Holdings Inc. Class A	292,070	12,786,824
RMR Group Inc. (The) Class A	114,305	4,336,732
St. Joe Co. (The)[a,b]	699,684	12,860,192
Stratus Properties Inc.[a,b]	101,599	2,479,016
Tejon Ranch Co.[a,b]	229,603	5,583,945
Trinity Place Holdings Inc.[a,b]	316,220	3,092,632

		147,157,631
ROAD & RAIL — 0.49%
ArcBest Corp.	408,872	7,776,745
Celadon Group Inc.	449,350	3,927,319
Covenant Transportation Group Inc. Class Aa,b	197,894	3,825,291
Heartland Express Inc.[b]	761,344	14,374,175
Knight Transportation Inc.	1,101,142	31,591,764
Marten Transport Ltd.	380,663	7,993,923
PAM Transportation Services Inc.[a]	38,377	768,308
Roadrunner Transportation Systems Inc.[a]	509,448	4,065,395
Saia Inc.[a,b]	415,056	12,435,078
Swift Transportation Co.[a,b]	1,230,162	26,411,578
Universal Logistics Holdings Inc.	136,126	1,826,811
USA Truck Inc.[a,b]	135,565	1,388,186
Werner Enterprises Inc.	735,909	17,124,602
YRC Worldwide Inc.[a,b]	541,339	6,669,296

		140,178,471
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.76%
Acacia Communications Inc.[a,b]	86,827	8,967,493
Advanced Energy Industries Inc.[a,b]	651,197	30,814,642
Advanced Micro Devices Inc.[a]	12,366,688	85,453,814
Alpha & Omega Semiconductor Ltd.[a]	298,515	6,483,746
Ambarella Inc.[a,b]	526,562	38,760,229
Amkor Technology Inc.[a]	1,649,706	16,035,142
Applied Micro Circuits Corp.[a,b]	1,256,662	8,733,801
Axcelis Technologies Inc.[a]	484,035	6,427,985
Brooks Automation Inc.	1,116,659	15,197,729
Cabot Microelectronics Corp.	387,582	20,506,964
Cavium Inc.[a,b]	1,061,053	61,753,285
CEVA Inc.[a]	325,176	11,403,922
Cirrus Logic Inc.[a,b]	1,031,444	54,821,249
Cohu Inc.	437,039	5,130,838
Diodes Inc.[a,b]	627,097	13,382,250

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
DSP Group Inc.[a]	357,230	$4,290,332
Entegris Inc.[a,b]	2,330,991	40,605,863
Exar Corp.[a]	672,861	6,264,336
FormFactor Inc.[a,b]	1,133,267	12,295,947
GigPeak Inc.[a,b]	993,055	2,333,679
Impinj Inc.[a]	91,393	3,419,926
Inphi Corp.[a]	660,909	28,756,151
Integrated Device Technology Inc.[a,b]	2,216,638	51,204,338
Intersil Corp. Class A	2,210,634	48,479,204
IXYS Corp.	416,205	5,015,270
Kopin Corp.[a,b]	1,018,463	2,220,249
Lattice Semiconductor Corp.[a,b]	1,975,607	12,821,689
MACOM Technology Solutions Holdings Inc.[a,b]	384,633	16,285,361
MaxLinear Inc. Class Aa,b	919,297	18,634,150
Microsemi Corp.[a,b]	1,873,905	78,666,532
MKS Instruments Inc.	875,288	43,528,072
Monolithic Power Systems Inc.	641,049	51,604,444
Nanometrics Inc.[a,b]	388,594	8,681,190
NeoPhotonics Corp.[a,b]	506,426	8,275,001
NVE Corp.	78,450	4,623,843
PDF Solutions Inc.[a,b]	444,638	8,079,072
Photronics Inc.[a,b]	1,077,242	11,106,365
Power Integrations Inc.	452,335	28,510,675
Rambus Inc.[a,b]	1,788,553	22,356,912
Rudolph Technologies Inc.[a,b]	496,214	8,802,836
Semtech Corp.[a]	1,065,486	29,545,927
Sigma Designs Inc.[a]	596,267	4,644,920
Silicon Laboratories Inc.[a]	678,946	39,922,025
Synaptics Inc.[a,b]	577,725	33,843,130
Tessera Technologies Inc.	812,138	31,218,585
Ultra Clean Holdings Inc.[a]	535,892	3,970,960
Ultratech Inc.[a]	357,845	8,259,063
Veeco Instruments Inc.[a,b]	655,275	12,863,048
Xcerra Corp.[a,b]	870,063	5,272,582

		1,080,274,766
SOFTWARE — 4.28%
8x8 Inc.[a,b]	1,456,360	22,471,635
A10 Networks Inc.[a,b]	726,791	7,769,396
ACI Worldwide Inc.[a,b]	1,897,928	36,781,845
American Software Inc./GA Class A	427,145	4,741,309
Aspen Technology Inc.[a,b]	1,360,778	63,670,803
Barracuda Networks Inc.[a,b]	361,744	9,217,237
Blackbaud Inc.	776,857	51,536,693
Bottomline Technologies de Inc.[a,b]	661,995	15,431,103
BroadSoft Inc.[a,b]	484,892	22,571,723
Callidus Software Inc.[a,b]	1,003,991	18,423,235
CommVault Systems Inc.[a]	636,363	33,809,966
Digimarc Corp.[a,b]	160,955	6,172,624
Ebix Inc.[b]	415,189	23,603,495
Ellie Mae Inc.[a,b]	539,328	56,791,238
EnerNOC Inc.[a,b]	435,914	2,358,295
Epiq Systems Inc.	384,099	6,333,792
Exa Corp.[a,b]	232,045	3,724,322
Fair Isaac Corp.	509,870	63,524,703
FleetMatics Group PLC[a,b]	645,384	38,710,132
Gigamon Inc.[a,b]	535,012	29,318,658
Globant SAa,b	423,454	17,835,882
Glu Mobile Inc.[a,b]	1,705,532	3,820,392
Guidance Software Inc.[a,b]	368,479	2,196,135
HubSpot Inc.[a,b]	475,934	27,423,317
Imperva Inc.[a,b]	472,369	25,370,939
Infoblox Inc.[a]	927,161	24,449,236
Interactive Intelligence Group Inc.[a,b]	296,585	17,836,622

Security	Shares	Value
Jive Software Inc.[a,b]	960,446	$4,091,500
Majesco[a,b]	98,434	501,029
Mentor Graphics Corp.	1,762,177	46,591,960
MicroStrategy Inc. Class Aa,b	156,545	26,211,895
Mitek Systems Inc.[a,b]	491,366	4,073,424
MobileIron Inc.[a]	757,296	2,082,564
Model N Inc.[a,b]	369,299	4,102,912
Monotype Imaging Holdings Inc.	670,175	14,817,569
Park City Group Inc.[a,b]	210,939	2,489,080
Paycom Software Inc.[a,b]	725,250	36,356,782
Paylocity Holding Corp.[a,b]	355,557	15,808,064
Pegasystems Inc.	595,112	17,549,853
Progress Software Corp.[a]	824,898	22,437,226
Proofpoint Inc.[a,b]	671,371	50,252,119
PROS Holdings Inc.[a,b]	414,138	9,363,660
QAD Inc. Class A	157,058	3,514,958
Qualys Inc.[a,b]	449,148	17,152,962
Rapid7 Inc.[a,b]	329,138	5,809,286
RealPage Inc.[a]	891,151	22,902,581
RingCentral Inc. Class Aa,b	965,904	22,853,289
Rosetta Stone Inc.[a,b]	325,816	2,762,920
Rubicon Project Inc. (The)[a]	610,675	5,056,389
Sapiens International Corp. NV	401,431	5,126,274
SecureWorks Corp. Class Aa,b	99,320	1,242,493
Silver Spring Networks Inc.[a,b]	628,550	8,912,839
Synchronoss Technologies Inc.[a,b]	680,518	28,023,731
Take-Two Interactive Software Inc.[a,b]	1,369,477	61,736,023
Tangoe Inc.[a,b]	457,618	3,775,348
Telenav Inc.[a]	547,594	3,137,714
TiVo Corp.[a]	1,832,785	35,702,652
TubeMogul Inc.[a,b]	367,033	3,439,099
Varonis Systems Inc.[a,b]	177,272	5,335,887
VASCO Data Security International Inc.[a,b]	500,008	8,805,141
Verint Systems Inc.[a,b]	1,021,879	38,453,307
VirnetX Holding Corp.[a,b]	795,314	2,433,661
Workiva Inc.[a,b]	362,361	6,569,605
Zendesk Inc.[a,b]	1,336,329	41,038,664
Zix Corp.[a]	889,309	3,646,167

		1,230,055,354
SPECIALTY RETAIL — 2.51%
Aaron’s Inc.	1,083,717	27,548,086
Abercrombie & Fitch Co. Class A	1,124,102	17,861,981
America’s Car-Mart Inc./TXa,b	130,807	4,760,067
American Eagle Outfitters Inc.[b]	2,742,402	48,979,300
Asbury Automotive Group Inc.[a,b]	328,386	18,281,249
Ascena Retail Group Inc.[a,b]	2,843,720	15,896,395
At Home Group Inc.[a]	136,311	2,065,112
Barnes & Noble Education Inc.[a,b]	667,538	6,388,339
Barnes & Noble Inc.	1,040,030	11,752,339
Big 5 Sporting Goods Corp.	290,989	3,963,270
Boot Barn Holdings Inc.[a,b]	217,817	2,478,757
Buckle Inc. (The)[b]	470,697	11,310,849
Build-A-Bear Workshop Inc.[a,b]	229,478	2,377,392
Caleres Inc.	707,796	17,900,161
Cato Corp. (The) Class A	421,778	13,872,278
Chico’s FAS Inc.	2,151,206	25,599,351
Children’s Place Inc. (The)	307,958	24,596,605
Citi Trends Inc.	238,098	4,745,293
Conn’s Inc.[a,b]	340,940	3,518,501
Container Store Group Inc. (The)[a,b]	260,031	1,305,356
Destination XL Group Inc.[a,b]	594,055	2,572,258
DSW Inc. Class A	1,109,427	22,721,065
Express Inc.[a,b]	1,221,970	14,407,026

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
Finish Line Inc. (The) Class A	689,986	$15,924,877
Five Below Inc.[a,b]	881,903	35,531,872
Francesca’s Holdings Corp.[a,b]	631,120	9,738,182
Genesco Inc.[a,b]	338,355	18,426,813
GNC Holdings Inc. Class A	1,129,307	23,060,449
Group 1 Automotive Inc.	342,914	21,905,346
Guess? Inc.	1,009,680	14,751,425
Haverty Furniture Companies Inc.	310,278	6,217,971
Hibbett Sports Inc.[a,b]	377,567	15,064,923
Kirkland’s Inc.[a]	244,985	2,983,917
Lithia Motors Inc. Class A	390,695	37,319,186
Lumber Liquidators Holdings Inc.[a,b]	432,373	8,504,777
MarineMax Inc.[a,b]	408,358	8,555,100
Monro Muffler Brake Inc.	516,476	31,592,837
Office Depot Inc.	9,122,551	32,567,507
Party City Holdco Inc.[a,b]	442,219	7,570,789
Pier 1 Imports Inc.[b]	1,343,721	5,697,377
Rent-A-Center Inc./TX	857,177	10,834,717
Restoration Hardware Holdings Inc.[a,b]	638,256	22,070,892
Sears Hometown and Outlet Stores Inc.[a,b]	185,021	912,154
Select Comfort Corp.[a,b]	764,878	16,521,365
Shoe Carnival Inc.	234,860	6,261,368
Sonic Automotive Inc. Class A	463,422	8,712,334
Sportsman’s Warehouse Holdings Inc.[a,b]	428,736	4,510,303
Stage Stores Inc.[b]	428,016	2,401,170
Stein Mart Inc.	516,318	3,278,619
Tailored Brands Inc.	805,362	12,644,183
Tile Shop Holdings Inc.[a,b]	538,544	8,912,903
Tilly’s Inc. Class Aa,b	191,402	1,797,265
Vitamin Shoppe Inc.[a,b]	398,110	10,689,254
West Marine Inc.[a]	301,527	2,493,628
Winmark Corp.	37,617	3,969,346
Zumiez Inc.[a,b]	297,850	5,361,300

		721,685,179
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.68%
3D Systems Corp.[a,b]	1,768,883	31,751,450
Avid Technology Inc.[a,b]	536,111	4,256,721
CPI Card Group Inc.[b]	343,314	2,073,617
Cray Inc.[a,b]	663,502	15,618,837
Diebold Inc.	1,125,849	27,909,797
Eastman Kodak Co.[a,b]	280,915	4,213,725
Electronics For Imaging Inc.[a,b]	774,932	37,909,674
Immersion Corp.[a,b]	484,545	3,953,887
Nimble Storage Inc.[a,b]	1,034,074	9,130,874
Pure Storage Inc. Class Aa,b	1,122,808	15,214,048
Silicon Graphics International Corp.[a,b]	602,432	4,638,726
Stratasys Ltd.[a,b]	807,403	19,450,338
Super Micro Computer Inc.[a,b]	638,797	14,928,686
USA Technologies Inc.[a]	604,334	3,387,292

		194,437,672
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Columbia Sportswear Co.	443,319	25,153,920
Crocs Inc.[a,b]	1,212,776	10,066,041
Culp Inc.	177,983	5,298,554
Deckers Outdoor Corp.[a,b]	534,832	31,849,246
Delta Apparel Inc.[a,b]	115,866	1,907,154
Fossil Group Inc.[a,b]	692,503	19,230,808
G-III Apparel Group Ltd.[a,b]	707,996	20,638,083
Iconix Brand Group Inc.[a,b]	703,618	5,713,378
Movado Group Inc.	252,920	5,432,722
Oxford Industries Inc.	250,657	16,969,479

Security	Shares	Value
Perry Ellis International Inc.[a,b]	208,490	$4,019,687
Sequential Brands Group Inc.[a,b]	650,057	5,200,456
Steven Madden Ltd.[a,b]	1,013,102	35,012,805
Superior Uniform Group Inc.	130,823	2,588,987
Unifi Inc.[a]	257,267	7,571,368
Vera Bradley Inc.[a,b]	335,501	5,082,840
Vince Holding Corp.[a,b]	367,465	2,072,503
Wolverine World Wide Inc.	1,597,155	36,782,480

		240,590,511
THRIFTS & MORTGAGE FINANCE — 2.11%
Astoria Financial Corp.	1,516,402	22,139,469
Bank Mutual Corp.	673,311	5,171,028
BankFinancial Corp.	253,273	3,216,567
Bear State Financial Inc.	302,892	2,783,577
Beneficial Bancorp. Inc.	1,156,740	17,015,645
BofI Holding Inc.[a,b]	990,032	22,176,717
BSB Bancorp. Inc./MAa,b	132,258	3,098,805
Capitol Federal Financial Inc.	2,097,098	29,506,169
Charter Financial Corp./MD	227,342	2,928,165
Clifton Bancorp. Inc.[b]	360,802	5,516,663
Dime Community Bancshares Inc.	518,261	8,686,054
ESSA Bancorp. Inc.	133,395	1,844,853
Essent Group Ltd.[a,b]	1,229,593	32,719,470
EverBank Financial Corp.	1,694,023	32,796,285
Federal Agricultural Mortgage Corp. Class C	141,224	5,578,348
First Defiance Financial Corp.	144,857	6,466,417
Flagstar Bancorp. Inc.[a,b]	346,207	9,607,244
Greene County Bancorp. Inc.	49,983	833,217
Hingham Institution for Savings	22,585	3,128,023
Home Bancorp. Inc.	97,174	2,720,872
HomeStreet Inc.[a]	390,650	9,789,689
IMPAC Mortgage Holdings Inc.[a,b]	164,256	2,166,537
Kearny Financial Corp./MD	1,522,369	20,719,442
Lake Sunapee Bank Group	127,715	2,307,810
LendingTree Inc.[a,b]	104,998	10,175,356
Meridian Bancorp. Inc.	793,670	12,357,442
Meta Financial Group Inc.	135,285	8,199,624
MGIC Investment Corp.[a]	5,617,704	44,941,632
Nationstar Mortgage Holdings Inc.[a,b]	536,224	7,941,477
NMI Holdings Inc. Class Aa	815,739	6,215,931
Northfield Bancorp. Inc.	693,468	11,164,835
Northwest Bancshares Inc.	1,580,481	24,829,357
OceanFirst Financial Corp.	337,524	6,500,712
Ocwen Financial Corp.[a,b]	1,654,181	6,070,844
Oritani Financial Corp.	635,969	9,997,433
PennyMac Financial Services Inc. Class Aa,b,c	224,219	3,813,965
PHH Corp.[a,b]	870,960	12,585,372
Provident Bancorp. Inc.[a]	72,535	1,131,546
Provident Financial Holdings Inc.	107,683	2,106,279
Provident Financial Services Inc.	1,007,189	21,382,622
Radian Group Inc.	3,544,406	48,026,701
SI Financial Group Inc.	181,234	2,392,289
Southern Missouri Bancorp. Inc.	95,268	2,372,173
Territorial Bancorp. Inc.	125,692	3,602,333
TrustCo Bank Corp. NY	1,505,571	10,674,498
United Community Financial Corp./OH	767,250	5,455,148
United Financial Bancorp. Inc.	826,736	11,442,026
Walker & Dunlop Inc.[a]	453,663	11,459,527
Walter Investment Management Corp.[a,b]	329,415	1,337,425
Washington Federal Inc.	1,498,486	39,979,607
Waterstone Financial Inc.	417,641	7,095,721
Westfield Financial Inc.	259,693	1,986,651

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2016

Security	Shares	Value
WSFS Financial Corp.	471,779	$17,215,216

		605,370,808
TOBACCO — 0.20%
Alliance One International Inc.[a]	135,975	2,599,842
Turning Point Brands Inc.[a,b]	98,205	1,180,424
Universal Corp./VA	365,423	21,274,927
Vector Group Ltd.	1,530,418	32,949,893

		58,005,086
TRADING COMPANIES & DISTRIBUTORS — 1.03%
Aircastle Ltd.[b]	786,401	15,617,924
Applied Industrial Technologies Inc.	598,037	27,952,249
Beacon Roofing Supply Inc.[a,b]	983,268	41,366,085
BMC Stock Holdings Inc.[a,b]	906,614	16,074,266
CAI International Inc.[a,b]	259,397	2,145,213
DXP Enterprises Inc.[a,b]	213,958	6,031,476
GATX Corp.	672,812	29,973,775
GMS Inc.[a,b]	119,993	2,667,444
H&E Equipment Services Inc.	522,250	8,752,910
Kaman Corp.	440,947	19,366,392
Lawson Products Inc./DEa	102,819	1,822,981
MRC Global Inc.[a,b]	1,543,469	25,359,196
Neff Corp.[a]	164,528	1,563,016
NOW Inc.[a,b]	1,760,380	37,724,943
Rush Enterprises Inc. Class Aa,b	484,999	11,872,776
Rush Enterprises Inc. Class Ba,b	107,340	2,609,435
SiteOne Landscape Supply Inc.[a,b]	191,365	6,875,745
Textainer Group Holdings Ltd.	379,170	2,839,983
Titan Machinery Inc.[a,b]	297,313	3,092,055
Triton International Ltd.	661,108	8,720,015
Univar Inc.[a,b]	711,019	15,535,765
Veritiv Corp.[a,b]	135,676	6,806,865
Willis Lease Finance Corp.[a,b]	65,295	1,552,062

		296,322,571
WATER UTILITIES — 0.32%
American States Water Co.	600,632	24,055,312
Artesian Resources Corp. Class A	127,780	3,646,841
California Water Service Group	790,005	25,351,260
Connecticut Water Service Inc.	178,391	8,871,384
Consolidated Water Co. Ltd.	241,409	2,805,173
Global Water Resources Inc.[b]	135,385	1,084,434
Middlesex Water Co.	260,821	9,191,332
SJW Corp.	269,201	11,758,700
York Water Co. (The)	212,239	6,295,009

		93,059,445
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Boingo Wireless Inc.[a,b]	588,420	6,048,957
Leap Wireless International Inc.[d]	952,518	3,024,245
NII Holdings Inc.[a,b]	901,246	3,001,149
Shenandoah Telecommunications Co.	760,528	20,693,967
Spok Holdings Inc.	340,749	6,072,147

		38,840,465

TOTAL COMMON STOCKS
(Cost: $34,342,416,989)		28,694,918,393

Security	Shares	Value
SHORT-TERM INVESTMENTS — 15.08%

MONEY MARKET FUNDS — 15.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	4,303,702,707	$4,303,702,707
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	31,843,952	31,843,952

		4,335,546,659

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,335,546,659)		4,335,546,659

TOTAL INVESTMENTS IN SECURITIES — 114.87% (Cost: $38,677,963,648)		33,030,465,052
Other Assets, Less Liabilities — (14.87)%		(4,275,343,452)

NET ASSETS — 100.00%		$28,755,121,600

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	477	Dec. 2016	ICE Markets Equity	$58,835,218	$59,543,910	$708,692

See notes to financial statements.

46

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 0.85%
Aerojet Rocketdyne Holdings Inc.[a]	234,067	$4,114,898
Aerovironment Inc.[a,b]	25,072	612,007
Astronics Corp.[a]	149,236	6,723,082
Curtiss-Wright Corp.	247,708	22,568,676
Mercury Systems Inc.[a,b]	22,975	564,496
Moog Inc. Class Aa	24,366	1,450,752
National Presto Industries Inc.	3,829	336,148
Sparton Corp.[a,b]	4,791	125,812
TASER International Inc.[a,b]	404,089	11,560,986
Teledyne Technologies Inc.[a,b]	74,791	8,072,193
Vectrus Inc.[a]	15,389	234,374
Wesco Aircraft Holdings Inc.[a,b]	93,271	1,252,629

		57,616,053
AIR FREIGHT & LOGISTICS — 0.38%
Air Transport Services Group Inc.[a]	56,052	804,346
Echo Global Logistics Inc.[a,b]	195,516	4,508,599
Forward Air Corp.	230,823	9,985,403
Hub Group Inc. Class Aa,b	239,421	9,758,800
Radiant Logistics Inc.[a,b]	168,782	479,341

		25,536,489
AIRLINES — 0.60%
Allegiant Travel Co.	102,235	13,502,177
Hawaiian Holdings Inc.[a,b]	407,312	19,795,363
Virgin America Inc.[a,b]	141,698	7,582,260

		40,879,800
AUTO COMPONENTS — 1.59%
American Axle & Manufacturing Holdings Inc.[a,b]	592,578	10,204,193
Cooper-Standard Holding Inc.[a]	106,113	10,483,964
Dorman Products Inc.[a,b]	204,916	13,094,132
Drew Industries Inc.	183,180	17,955,304
Fox Factory Holding Corp.[a,b]	172,468	3,961,590
Gentherm Inc.[a,b]	281,509	8,845,013
Horizon Global Corp.[a,b]	142,429	2,838,610
Metaldyne Performance Group Inc.	70,618	1,119,295
Motorcar Parts of America Inc.[a,b]	131,839	3,794,326
Standard Motor Products Inc.	98,105	4,685,495
Stoneridge Inc.[a]	206,484	3,799,306
Tenneco Inc.[a,b]	435,956	25,403,156
Unique Fabricating Inc.	49,852	610,189
Workhorse Group Inc.[a,b]	80,131	580,148

		107,374,721
AUTOMOBILES — 0.07%
Winnebago Industries Inc.	208,311	4,909,890

		4,909,890
BANKS — 1.80%
Allegiance Bancshares Inc.[a,b]	7,783	210,141

Security	Shares	Value
Ameris Bancorp.	193,724	$6,770,654
Atlantic Capital Bancshares Inc.[a]	24,000	359,520
Banc of California Inc.	270,185	4,717,430
Bank of the Ozarks Inc.	685,447	26,321,165
Bankwell Financial Group Inc.	7,322	173,458
Blue Hills Bancorp. Inc.	17,577	264,007
BNC Bancorp.	29,576	719,288
Capital Bank Financial Corp. Class A	80,702	2,591,341
Cardinal Financial Corp.	17,828	465,133
Chemical Financial Corp.	165,753	7,314,680
CoBiz Financial Inc.	30,140	401,163
County Bancorp. Inc.	24,172	483,682
CU Bancorp.[a,b]	16,114	367,560
Customers Bancorp. Inc.[a,b]	77,802	1,957,498
Eagle Bancorp. Inc.[a,b]	185,497	9,150,567
First Connecticut Bancorp. Inc./Farmington CT	22,553	401,218
First Financial Bankshares Inc.[b]	306,717	11,176,767
First Foundation Inc.[a,b]	32,425	799,925
Franklin Financial Network Inc.[a,b]	18,277	683,560
HarborOne Bancorp Inc.[a]	8,653	136,371
Heritage Commerce Corp.	19,239	210,475
Home BancShares Inc./AR	933,058	19,416,937
Live Oak Bancshares Inc.	152,896	2,204,760
National Bank Holdings Corp. Class A	184,106	4,302,557
Opus Bank	85,600	3,027,672
Pacific Premier Bancorp. Inc.[a]	71,095	1,881,174
Paragon Commercial Corp.	506	18,358
Park Sterling Corp.	127,730	1,037,168
Pinnacle Financial Partners Inc.	44,219	2,391,363
ServisFirst Bancshares Inc.	177,938	9,236,762
Texas Capital Bancshares Inc.[a,b]	26,527	1,456,863
Union Bankshares Inc./Morrisville VTb	26,392	898,911
Veritex Holdings Inc.[a]	19,220	334,236
Xenith Bankshares Inc.[a,b]	88,408	204,222

		122,086,586
BEVERAGES — 0.39%
Boston Beer Co. Inc. (The)[a,b]	68,255	10,597,271
Coca-Cola Bottling Co. Consolidated	36,509	5,409,173
Craft Brew Alliance Inc.[a,b]	35,149	661,856
MGP Ingredients Inc.	96,314	3,902,643
National Beverage Corp.[a,b]	90,920	4,005,026
Primo Water Corp.[a,b]	165,451	2,006,921

		26,582,890
BIOTECHNOLOGY — 9.09%
Acceleron Pharma Inc.[a,b]	211,037	7,637,429
Achillion Pharmaceuticals Inc.[a,b]	907,989	7,354,711
Acorda Therapeutics Inc.[a,b]	48,403	1,010,655
Adamas Pharmaceuticals Inc.[a,b]	62,913	1,032,402
Aduro Biotech Inc.[a,b]	272,540	3,387,672
Advaxis Inc.[a,b]	274,871	2,938,371
Agenus Inc.[a,b]	473,357	3,398,703
Aimmune Therapeutics Inc.[a,b]	203,459	3,051,885
Akebia Therapeutics Inc.[a,b]	81,202	734,878
Alder Biopharmaceuticals Inc.[a,b]	362,548	11,880,698
AMAG Pharmaceuticals Inc.[a,b]	83,527	2,047,247
Amicus Therapeutics Inc.[a,b]	1,103,411	8,165,241
Anavex Life Sciences Corp.[a,b]	246,554	894,991
Anthera Pharmaceuticals Inc.[a,b]	310,834	979,127
Applied Genetic Technologies Corp./DEa,b	95,829	937,208
Aptevo Therapeutics Inc.[a]	122,763	314,273
Ardelyx Inc.[a,b]	39,040	505,178

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
Arena Pharmaceuticals Inc.[a,b]	1,904,146	$3,332,255
Argos Therapeutics Inc.[a,b]	110,500	549,185
ARIAD Pharmaceuticals Inc.[a,b]	1,283,293	17,568,281
Array BioPharma Inc.[a,b]	104,526	705,550
Arrowhead Pharmaceuticals Inc.[a,b]	436,205	3,206,107
Asterias Biotherapeutics Inc.[a,b]	171,597	727,571
Atara Biotherapeutics Inc.[a,b]	10,149	217,087
Athersys Inc.[a,b]	540,417	1,151,088
Audentes Therapeutics Inc.[a]	35,291	628,533
Avexis Inc.[a]	36,483	1,503,464
Axovant Sciences Ltd.[a,b]	188,911	2,644,754
Bellicum Pharmaceuticals Inc.[a,b]	109,451	2,178,075
BioCryst Pharmaceuticals Inc.[a,b]	478,283	2,109,228
BioSpecifics Technologies Corp.[a]	41,247	1,883,750
BioTime Inc.[a,b]	548,112	2,137,637
Bluebird Bio Inc.[a,b]	107,669	7,297,805
Blueprint Medicines Corp.[a,b]	154,133	4,577,750
Cara Therapeutics Inc.[a,b]	21,692	181,128
Cellular Biomedicine Group Inc.[a,b]	63,703	923,693
Cepheid[a,b]	560,837	29,550,502
ChemoCentryx Inc.[a,b]	176,447	1,065,740
Cidara Therapeutics Inc.[a,b]	5,181	59,322
Clovis Oncology Inc.[a,b]	246,288	8,878,682
Coherus Biosciences Inc.[a,b]	227,967	6,104,956
Concert Pharmaceuticals Inc.[a]	50,587	511,435
Corvus Pharmaceuticals Inc.[a]	4,000	65,800
Curis Inc.[a]	862,061	2,249,979
Cytokinetics Inc.[a,b]	261,411	2,399,753
CytomX Therapeutics Inc.[a]	156,413	2,452,556
CytRx Corp.[a,b]	697,094	410,100
Dimension Therapeutics Inc.[a,b]	37,340	298,347
Dyax Corp.	1,121,579	1,244,953
Dynavax Technologies Corp.[a,b]	297,860	3,124,551
Eagle Pharmaceuticals Inc./DEa,b	67,978	4,758,460
Edge Therapeutics Inc.[a,b]	47,148	490,811
Editas Medicine Inc.[a,b]	51,854	698,992
Eiger Biopharmaceuticals Inc.[a]	31,949	427,797
Emergent BioSolutions Inc.[a,b]	249,972	7,881,617
Epizyme Inc.[a,b]	225,347	2,217,414
Exact Sciences Corp.[a,b]	814,626	15,127,605
Exelixis Inc.[a,b]	1,088,262	13,918,871
FibroGen Inc.[a,b]	403,099	8,344,149
Five Prime Therapeutics Inc.[a,b]	48,983	2,571,118
Flexion Therapeutics Inc.[a,b]	180,353	3,524,098
Fortress Biotech Inc.[a,b]	257,619	765,128
Foundation Medicine Inc.[a,b]	104,480	2,439,608
Galena Biopharma Inc.[a,b]	1,606,035	562,594
Genomic Health Inc.[a,b]	143,369	4,146,231
Geron Corp.[a,b]	1,167,443	2,638,421
Global Blood Therapeutics Inc.[a,b]	129,358	2,981,702
GlycoMimetics Inc.[a,b]	90,707	648,555
Halozyme Therapeutics Inc.[a,b]	843,594	10,190,616
Heron Therapeutics Inc.[a,b]	244,291	4,209,134
Idera Pharmaceuticals Inc.[a,b]	627,686	1,606,876
Ignyta Inc.[a,b]	141,679	891,161
Immune Design Corp.[a]	100,447	761,388
ImmunoGen Inc.[a,b]	658,478	1,764,721
Immunomedics Inc.[a,b]	637,561	2,072,073
Infinity Pharmaceuticals Inc.[a]	369,391	576,250
Inotek Pharmaceuticals Corp.[a,b]	118,790	1,126,129
Inovio Pharmaceuticals Inc.[a,b]	515,618	4,805,560
Insmed Inc.[a,b]	480,056	6,970,413
Insys Therapeutics Inc.[a,b]	182,707	2,154,116
Intellia Therapeutics Inc.[a,b]	52,707	897,073
Invitae Corp.[a,b]	172,918	1,514,762

Security	Shares	Value
Ironwood Pharmaceuticals Inc.[a,b]	996,996	$15,832,296
Kadmon Holdings Inc.[a]	49,866	366,016
Karyopharm Therapeutics Inc.[a,b]	38,114	370,849
Keryx Biopharmaceuticals Inc.[a,b]	604,729	3,211,111
Kite Pharma Inc.[a,b]	302,335	16,888,433
La Jolla Pharmaceutical Co.[a,b]	107,931	2,567,678
Lexicon Pharmaceuticals Inc.[a,b]	328,425	5,934,640
Ligand Pharmaceuticals Inc.[a,b]	147,064	15,009,352
Lion Biotechnologies Inc.[a,b]	411,485	3,386,522
Loxo Oncology Inc.[a,b]	103,417	2,707,457
MacroGenics Inc.[a]	245,834	7,352,895
MannKind Corp.[a,b]	2,519,269	1,561,947
Medgenics Inc.[a,b]	206,263	1,148,885
MediciNova Inc.[a,b]	234,821	1,758,809
Merrimack Pharmaceuticals Inc.[a,b]	581,625	3,693,319
MiMedx Group Inc.[a,b]	789,098	6,770,461
Minerva Neurosciences Inc.[a,b]	149,310	2,107,511
Mirati Therapeutics Inc.[a,b]	95,092	628,558
Momenta Pharmaceuticals Inc.[a]	123,566	1,444,487
Myriad Genetics Inc.[a,b]	520,273	10,707,218
NantKwest Inc.[a,b]	13,447	104,618
Natera Inc.[a,b]	204,379	2,270,651
NewLink Genetics Corp.[a,b]	126,862	1,905,467
Novavax Inc.[a,b]	2,087,492	4,341,983
OncoMed Pharmaceuticals Inc.[a,b]	162,758	1,860,324
Ophthotech Corp.[a,b]	235,137	10,846,870
Organovo Holdings Inc.[a,b]	664,720	2,519,289
Osiris Therapeutics Inc.[b]	139,551	692,173
OvaScience Inc.[a,b]	31,937	228,669
Pfenex Inc.[a,b]	136,732	1,223,751
PharmAthene Inc.[a]	442,773	1,284,042
Portola Pharmaceuticals Inc.[a,b]	349,755	7,942,936
Progenics Pharmaceuticals Inc.[a,b]	535,460	3,389,462
Protagonist Therapeutics Inc.	46,637	985,440
Proteostasis Therapeutics Inc.[a]	61,467	958,271
Prothena Corp. PLC[a,b]	267,581	16,046,833
Puma Biotechnology Inc.[a,b]	190,946	12,802,929
Radius Health Inc.[a,b]	243,814	13,187,899
Raptor Pharmaceutical Corp.[a]	657,282	5,895,820
Regulus Therapeutics Inc.[a,b]	292,719	965,973
Repligen Corp.[a,b]	261,652	7,899,274
Rigel Pharmaceuticals Inc.[a,b]	587,980	2,157,887
Sage Therapeutics Inc.[a,b]	231,957	10,681,620
Sangamo BioSciences Inc.[a,b]	544,211	2,519,697
Sarepta Therapeutics Inc.[a,b]	330,400	20,289,864
Selecta Biosciences Inc.[a]	31,338	446,567
Seres Therapeutics Inc.[a,b]	136,521	1,677,843
Sorrento Therapeutics Inc.[a,b]	193,467	1,497,435
Spark Therapeutics Inc.[a,b]	147,448	8,855,727
Spectrum Pharmaceuticals Inc.[a]	174,737	816,022
Stemline Therapeutics Inc.[a,b]	26,320	285,046
Syndax Pharmaceuticals Inc.[a]	17,048	258,448
Synergy Pharmaceuticals Inc.[a,b]	1,399,329	7,710,303
Synthetic Biologics Inc.[a,b]	571,522	983,018
Syros Pharmaceuticals Inc.	28,606	396,765
T2 Biosystems Inc.[a,b]	110,359	798,999
TESARO Inc.[a,b]	206,872	20,736,849
TG Therapeutics Inc.[a,b]	289,511	2,240,815
Tobira Therapeutics Inc.[a]	66,927	2,659,679
Tokai Pharmaceuticals Inc.[a,b]	75,039	114,810
Trevena Inc.[a]	347,555	2,345,996
TrovaGene Inc.[a,b]	194,968	875,406
Ultragenyx Pharmaceutical Inc.[a,b]	277,921	19,715,716
Vanda Pharmaceuticals Inc.[a]	282,577	4,702,081
Versartis Inc.[a,b]	18,274	223,857

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
Vitae Pharmaceuticals Inc.[a]	203,945	$4,266,529
Vital Therapies Inc.[a,b]	178,767	1,094,054
Voyager Therapeutics Inc.[a,b]	42,439	509,692
vTv Therapeutics Inc. Class Aa,b	57,887	416,208
XBiotech Inc.[a,b]	136,758	1,840,763
Xencor Inc.[a,b]	249,403	6,107,879
ZIOPHARM Oncology Inc.[a,b]	940,759	5,296,473

		615,216,895
BUILDING PRODUCTS — 2.07%
AAON Inc.	312,332	9,001,408
Advanced Drainage Systems Inc.	267,367	6,432,850
American Woodmark Corp.[a]	107,061	8,625,905
Apogee Enterprises Inc.	218,660	9,771,915
Armstrong Flooring Inc.[a,b]	10,691	201,846
Builders FirstSource Inc.[a,b]	648,982	7,469,783
Caesarstone Ltd.[a,b]	183,593	6,923,292
Continental Building Products Inc.[a]	272,098	5,711,337
Gibraltar Industries Inc.[a]	157,610	5,855,212
Griffon Corp.	195,130	3,319,161
Insteel Industries Inc.	136,249	4,937,664
Masonite International Corp.[a]	234,489	14,578,181
NCI Building Systems Inc.[a,b]	209,052	3,050,069
Patrick Industries Inc.[a]	111,640	6,912,749
PGT Inc.[a]	372,660	3,976,282
Ply Gem Holdings Inc.[a,b]	170,168	2,273,444
Quanex Building Products Corp.	23,994	414,136
Simpson Manufacturing Co. Inc.	319,868	14,058,199
Trex Co. Inc.[a,b]	227,887	13,381,525
Universal Forest Products Inc.	133,811	13,179,045

		140,074,003
CAPITAL MARKETS — 1.28%
BGC Partners Inc. Class A	1,682,994	14,726,197
Cohen & Steers Inc.	160,957	6,880,912
Cowen Group Inc. Class Aa,b	45,661	165,749
Diamond Hill Investment Group Inc.	23,529	4,347,924
Evercore Partners Inc. Class A	301,623	15,536,601
Fifth Street Asset Management Inc.	34,831	191,919
Financial Engines Inc.	413,512	12,285,441
GAIN Capital Holdings Inc.	46,370	286,567
GAMCO Investors Inc. Class A	6,248	177,881
Greenhill & Co. Inc.	158,968	3,746,876
Hennessy Advisors Inc.	21,795	773,069
Houlihan Lokey Inc.	94,935	2,378,122
Investment Technology Group Inc.	33,471	573,693
Ladenburg Thalmann Financial Services Inc.[a,b]	82,047	189,529
Medley Management Inc.	19,316	162,448
Moelis & Co. Class A	143,031	3,846,104
OM Asset Management PLC	211,736	2,945,248
Pzena Investment Management Inc. Class A	82,089	632,085
Silvercrest Asset Management Group Inc.	53,177	631,211
Value Line Inc.	8,106	131,641
Virtu Financial Inc.	182,222	2,727,863
Waddell & Reed Financial Inc. Class A	58,916	1,069,914
Westwood Holdings Group Inc.	61,531	3,267,911
WisdomTree Investments Inc.	887,536	9,132,745

		86,807,650
CHEMICALS — 3.04%
Balchem Corp.	242,873	18,829,944
Chase Corp.	54,438	3,762,755

Security	Shares	Value
Chemours Co. (The)	1,180,221	$18,883,536
Chemtura Corp.[a]	250,445	8,217,100
Codexis Inc.[a]	237,896	1,056,258
Ferro Corp.[a]	643,507	8,886,832
Flotek Industries Inc.[a,b]	424,618	6,173,946
GCP Applied Technologies Inc.[a]	461,654	13,074,041
Hawkins Inc.	14,287	619,056
HB Fuller Co.	387,356	18,000,433
Ingevity Corp.[a]	264,845	12,209,354
Innophos Holdings Inc.	132,911	5,187,516
KMG Chemicals Inc.	30,777	871,912
Koppers Holdings Inc.[a]	124,973	4,021,631
Minerals Technologies Inc.	143,882	10,171,019
OMNOVA Solutions Inc.[a]	210,638	1,777,785
PolyOne Corp.	647,386	21,888,121
Quaker Chemical Corp.	74,535	7,895,493
Rayonier Advanced Materials Inc.	202,737	2,710,594
Sensient Technologies Corp.	344,143	26,086,039
Stepan Co.	14,503	1,053,788
Trecora Resources[a,b]	126,385	1,443,317
Trinseo SA	222,192	12,567,179
Valhi Inc.	12,495	28,738

		205,416,387
COMMERCIAL SERVICES & SUPPLIES — 3.07%
Aqua Metals Inc.[a,b]	81,183	719,281
Brady Corp. Class A	269,184	9,316,458
Brink’s Co. (The)	348,319	12,915,669
Deluxe Corp.	377,923	25,252,815
G&K Services Inc. Class A	114,552	10,938,571
Healthcare Services Group Inc.[b]	542,961	21,490,396
Heritage-Crystal Clean Inc.[a]	51,721	686,855
Herman Miller Inc.	462,270	13,220,922
HNI Corp.	350,072	13,932,866
InnerWorkings Inc.[a]	278,215	2,620,785
Interface Inc.	445,079	7,428,369
Kimball International Inc. Class B	241,962	3,130,988
Knoll Inc.	370,941	8,476,002
Matthews International Corp. Class A	247,079	15,012,520
Mobile Mini Inc.	253,746	7,663,129
MSA Safety Inc.	163,603	9,495,518
Multi-Color Corp.	104,660	6,907,560
Quad/Graphics Inc.	118,436	3,164,610
SP Plus Corp.[a,b]	126,185	3,226,550
Steelcase Inc. Class A	664,310	9,227,266
Team Inc.[a,b]	208,132	6,807,998
Tetra Tech Inc.	73,196	2,596,262
U.S. Ecology Inc.	168,844	7,570,965
UniFirst Corp./MA	11,416	1,505,314
Viad Corp.	88,847	3,275,789
West Corp.	47,229	1,042,816

		207,626,274
COMMUNICATIONS EQUIPMENT — 2.17%
ADTRAN Inc.	244,062	4,671,347
Aerohive Networks Inc.[a,b]	185,468	1,129,500
CalAmp Corp.[a,b]	274,853	3,834,199
Ciena Corp.[a]	1,058,852	23,082,974
Clearfield Inc.[a,b]	87,644	1,647,707
Extreme Networks Inc.[a]	797,722	3,581,772
Infinera Corp.[a,b]	755,729	6,824,233
InterDigital Inc./PA	267,299	21,170,081
Lumentum Holdings Inc.[a]	390,207	16,298,946

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
NETGEAR Inc.[a]	165,655	$10,020,471
Oclaro Inc.[a,b]	737,985	6,309,772
Plantronics Inc.	256,562	13,330,961
ShoreTel Inc.[a]	118,962	951,696
Silicom Ltd.	11,222	464,591
Sonus Networks Inc.[a]	47,695	371,067
Ubiquiti Networks Inc.[a,b]	200,298	10,715,943
ViaSat Inc.[a,b]	298,962	22,317,513

		146,722,773
CONSTRUCTION & ENGINEERING — 1.11%
Argan Inc.	103,900	6,149,841
Comfort Systems USA Inc.	286,916	8,409,508
Dycom Industries Inc.[a,b]	235,742	19,278,981
EMCOR Group Inc.	77,703	4,632,653
Granite Construction Inc.	231,572	11,518,391
Great Lakes Dredge & Dock Corp.[a]	38,890	136,115
IES Holdings Inc.[a,b]	53,297	948,154
MasTec Inc.[a,b]	510,182	15,172,813
NV5 Global Inc.[a,b]	40,620	1,312,432
Orion Group Holdings Inc.[a,b]	19,204	131,547
Primoris Services Corp.	311,296	6,412,697
Tutor Perini Corp.[a,b]	44,210	949,189

		75,052,321
CONSTRUCTION MATERIALS — 0.38%
Headwaters Inc.[a,b]	560,034	9,475,775
Summit Materials Inc. Class Aa,b	589,371	10,932,832
U.S. Concrete Inc.[a,b]	110,347	5,083,135
U.S. Lime & Minerals Inc.	1,160	76,560

		25,568,302
CONSUMER FINANCE — 0.27%
FirstCash Inc.	212,041	9,982,890
Green Dot Corp. Class Aa,b	58,849	1,357,058
LendingClub Corp.[a,b]	1,136,080	7,020,975
Regional Management Corp.[a]	6,720	145,488

		18,506,411
CONTAINERS & PACKAGING — 0.12%
AEP Industries Inc.	31,523	3,447,671
Multi Packaging Solutions International Ltd.[a,b]	164,913	2,376,396
Myers Industries Inc.	168,663	2,190,932

		8,014,999
DISTRIBUTORS — 0.19%
Core-Mark Holding Co. Inc.	353,027	12,638,366
Weyco Group Inc.	2,786	74,860

		12,713,226
DIVERSIFIED CONSUMER SERVICES — 1.17%
Bright Horizons Family Solutions Inc.[a,b]	338,599	22,648,887
Capella Education Co.	81,601	4,736,122
Carriage Services Inc.	106,428	2,517,022
Chegg Inc.[a,b]	268,995	1,907,175
Collectors Universe Inc.	56,459	1,046,185
Grand Canyon Education Inc.[a,b]	347,623	14,040,493
Houghton Mifflin Harcourt Co.[a,b]	639,878	8,580,764

Security	Shares	Value
Liberty Tax Inc.	43,879	$560,774
LifeLock Inc.[a,b]	654,817	11,079,504
Sotheby’sb	218,717	8,315,620
Strayer Education Inc.[a,b]	36,874	1,721,278
Weight Watchers International Inc.[a,b]	199,703	2,060,935

		79,214,759
DIVERSIFIED FINANCIAL SERVICES — 0.00%
PICO Holdings Inc.[a]	15,679	184,855

		184,855
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.59%
Cogent Communications Holdings Inc.	320,791	11,808,317
Consolidated Communications Holdings Inc.[b]	264,897	6,686,000
Fairpoint Communications Inc.[a,b]	131,587	1,977,752
General Communication Inc. Class Aa	222,871	3,064,476
Globalstar Inc.[a,b]	1,819,956	2,202,147
IDT Corp. Class B	78,898	1,360,201
Inteliquent Inc.	253,643	4,093,798
Lumos Networks Corp.[a]	12,687	177,618
ORBCOMM Inc.[a,b]	460,135	4,716,384
Straight Path Communications Inc. Class Ba,b	72,903	1,867,046
Vonage Holdings Corp.[a]	161,662	1,068,586
Windstream Holdings Inc.[b]	85,417	858,441

		39,880,766
ELECTRIC UTILITIES — 0.12%
MGE Energy Inc.	123,894	7,001,250
Spark Energy Inc. Class A	36,921	1,075,509

		8,076,759
ELECTRICAL EQUIPMENT — 0.76%
Allied Motion Technologies Inc.	46,715	883,381
Atkore International Group Inc.[a]	55,096	1,032,499
AZZ Inc.	200,243	13,069,861
Energous Corp.[a,b]	115,914	2,273,074
EnerSys	99,097	6,856,521
Generac Holdings Inc.[a,b]	504,476	18,312,479
General Cable Corp.	349,826	5,240,393
LSI Industries Inc.	24,881	279,414
Plug Power Inc.[a,b]	875,107	1,496,433
Power Solutions International Inc.[a,b]	28,069	287,707
TPI Composites Inc.[a]	2,817	59,889
Vicor Corp.[a]	114,195	1,324,662

		51,116,313
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.25%
Agilysys Inc.[a,b]	9,868	109,732
Badger Meter Inc.	217,727	7,296,032
Belden Inc.	323,331	22,306,606
Coherent Inc.[a,b]	186,702	20,638,039
DTS Inc./CA	134,111	5,705,082
ePlus Inc.[a]	35,003	3,304,633
Fabrinet[a]	268,481	11,971,568
FARO Technologies Inc.[a,b]	31,289	1,124,840
II-VI Inc.[a]	129,522	3,151,270
Itron Inc.[a]	258,430	14,410,057
Littelfuse Inc.	170,710	21,989,155
Mesa Laboratories Inc.[b]	23,347	2,669,963

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
Methode Electronics Inc.	257,730	$9,012,818
MTS Systems Corp.	116,908	5,381,275
Novanta Inc.[a,b]	62,583	1,085,815
RadiSys Corp.[a]	261,880	1,399,749
Rogers Corp.[a,b]	48,068	2,935,993
Universal Display Corp.[a,b]	320,045	17,765,698

		152,258,325
ENERGY EQUIPMENT & SERVICES — 0.39%
PHI Inc. NVS[a,b]	7,761	141,017
RigNet Inc.[a]	7,912	119,629
TETRA Technologies Inc.[a]	461,795	2,821,568
U.S. Silica Holdings Inc.	493,826	22,992,539

		26,074,753
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.89%
Acadia Realty Trust[b]	132,612	4,805,859
Alexander’s Inc.[b]	15,463	6,488,275
American Assets Trust Inc.	101,207	4,390,360
Armada Hoffler Properties Inc.	227,255	3,045,217
CareTrust REIT Inc.[b]	443,963	6,561,773
Chesapeake Lodging Trust[b]	123,962	2,838,730
City Office REIT Inc.	127,179	1,618,989
CoreSite Realty Corp.	258,602	19,146,892
DuPont Fabros Technology Inc.[b]	576,797	23,792,876
EastGroup Properties Inc.[b]	244,906	18,015,285
Education Realty Trust Inc.[b]	71,042	3,064,752
FelCor Lodging Trust Inc.[b]	923,625	5,938,909
First Industrial Realty Trust Inc.[b]	197,851	5,583,355
Four Corners Property Trust Inc.	240,396	5,127,647
GEO Group Inc. (The)	123,600	2,939,208
Global Medical REIT Inc.	57,664	562,801
Gramercy Property Trust[b]	489,722	4,720,920
Hersha Hospitality Trust[b]	17,901	322,576
iStar Inc.[a,b]	532,708	5,715,957
LTC Properties Inc.[b]	250,468	13,021,831
Medical Properties Trust Inc.[b]	620,676	9,167,384
Monmouth Real Estate Investment Corp.[b]	80,971	1,155,456
National Health Investors Inc.[b]	287,356	22,551,699
National Storage Affiliates Trust[b]	29,048	608,265
Orchid Island Capital Inc.	37,466	390,396
Pennsylvania REIT[b]	151,775	3,495,378
Physicians Realty Trust[b]	538,641	11,602,327
Potlatch Corp.[b]	314,283	12,222,466
PS Business Parks Inc.[b]	152,176	17,282,628
QTS Realty Trust Inc. Class Ab	361,076	19,082,867
Retail Opportunity Investments Corp.[b]	591,321	12,985,409
Rexford Industrial Realty Inc.[b]	195,496	4,474,903
Ryman Hospitality Properties Inc.[b]	335,655	16,165,145
Sabra Health Care REIT Inc.[b]	82,397	2,074,756
Saul Centers Inc.[b]	66,696	4,441,954
STAG Industrial Inc.[b]	530,066	12,991,918
Terreno Realty Corp.	89,407	2,459,587
UMH Properties Inc.[b]	52,377	624,334
Universal Health Realty Income Trust[b]	86,970	5,480,849
Urban Edge Properties[b]	692,467	19,486,021
Urstadt Biddle Properties Inc. Class A	190,959	4,243,109
Washington Prime Group Inc.	311,088	3,851,269
Washington REIT[b]	196,090	6,102,321

		330,642,653

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.34%
Chefs’ Warehouse Inc. (The)[a,b]	140,133	$1,561,082
Performance Food Group Co.[a,b]	290,759	7,210,823
PriceSmart Inc.	154,546	12,944,773
Smart & Final Stores Inc.[a,b]	128,659	1,642,975

		23,359,653
FOOD PRODUCTS — 1.55%
AdvancePierre Foods Holdings Inc.	105,203	2,899,395
Alico Inc.	2,919	78,404
Amplify Snack Brands Inc.[a,b]	225,421	3,651,820
B&G Foods Inc.	507,290	24,948,522
Cal-Maine Foods Inc.[b]	185,606	7,153,255
Calavo Growers Inc.	119,998	7,851,469
Darling Ingredients Inc.[a]	346,814	4,685,457
Dean Foods Co.	353,602	5,799,073
Farmer Bros. Co.[a,b]	63,458	2,255,932
Fresh Del Monte Produce Inc.	14,181	849,442
Freshpet Inc.[a,b]	175,452	1,517,660
Inventure Foods Inc.[a,b]	150,410	1,413,854
J&J Snack Foods Corp.	116,165	13,837,575
John B Sanfilippo & Son Inc.	17,893	918,448
Lancaster Colony Corp.	144,967	19,148,691
Landec Corp.[a,b]	47,369	635,218
Lifeway Foods Inc.[a]	33,590	569,015
Limoneira Co.[b]	83,217	1,572,801
Omega Protein Corp.[a]	9,002	210,377
Tootsie Roll Industries Inc.	133,615	4,921,040

		104,917,448
GAS UTILITIES — 0.10%
Chesapeake Utilities Corp.	13,059	797,382
New Jersey Resources Corp.	55,244	1,815,318
Southwest Gas Corp.	38,156	2,665,578
WGL Holdings Inc.	19,431	1,218,324

		6,496,602
HEALTH CARE EQUIPMENT & SUPPLIES — 5.17%
Abaxis Inc.	169,636	8,756,610
Accuray Inc.[a,b]	611,690	3,896,465
Analogic Corp.	8,849	784,021
Anika Therapeutics Inc.[a,b]	88,499	4,234,677
AtriCure Inc.[a,b]	190,655	3,016,162
Atrion Corp.	10,594	4,519,400
Avinger Inc.[a]	141,315	674,073
AxoGen Inc.[a]	190,157	1,717,118
Cantel Medical Corp.	276,290	21,545,094
Cardiovascular Systems Inc.[a]	247,000	5,863,780
Cerus Corp.[a,b]	675,407	4,194,277
ConforMIS Inc.[a,b]	278,283	2,760,567
Corindus Vascular Robotics Inc.[a,b]	415,589	461,304
CryoLife Inc.	161,588	2,839,101
Cutera Inc.[a]	88,628	1,056,446
Cynosure Inc. Class Aa,b	182,874	9,315,602
Endologix Inc.[a,b]	628,053	8,039,078
Entellus Medical Inc.[a,b]	56,589	1,255,144
GenMark Diagnostics Inc.[a,b]	309,225	3,648,855
Glaukos Corp.[a]	130,028	4,907,257
Globus Medical Inc. Class Aa,b	540,182	12,191,908
ICU Medical Inc.[a]	77,507	9,795,335

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
Inogen Inc.[a,b]	125,661	$7,527,094
Insulet Corp.[a,b]	444,972	18,217,154
Integra LifeSciences Holdings Corp.[a,b]	233,128	19,244,716
InVivo Therapeutics Holdings Corp.[a,b]	249,936	1,699,565
iRadimed Corp.[a,b]	30,594	519,792
IRIDEX Corp.[a,b]	56,974	825,553
K2M Group Holdings Inc.[a,b]	60,728	1,079,744
LeMaitre Vascular Inc.	106,145	2,105,917
Masimo Corp.[a]	315,256	18,754,579
Meridian Bioscience Inc.[b]	278,403	5,370,394
Merit Medical Systems Inc.[a]	128,278	3,115,873
Natus Medical Inc.[a]	250,724	9,850,946
Neogen Corp.[a,b]	281,192	15,729,881
Nevro Corp.[a,b]	185,342	19,347,851
Novocure Ltd.[a,b]	388,108	3,314,442
NuVasive Inc.[a,b]	382,975	25,529,114
NxStage Medical Inc.[a]	492,319	12,303,052
OraSure Technologies Inc.[a]	419,102	3,340,243
Orthofix International NVa	135,222	5,783,445
Oxford Immunotec Global PLC[a,b]	174,415	2,190,652
Penumbra Inc.[a,b]	196,180	14,907,718
Quidel Corp.[a,b]	194,199	4,289,856
Rockwell Medical Inc.[a,b]	338,524	2,268,111
Second Sight Medical Products Inc.[a,b]	119,319	420,003
Senseonics Holdings Inc.[a,b]	210,080	819,312
Spectranetics Corp. (The)[a,b]	331,064	8,306,396
STAAR Surgical Co.[a,b]	309,923	2,913,276
SurModics Inc.[a,b]	100,268	3,017,064
Tactile Systems Technology Inc.[a]	27,322	510,921
Tandem Diabetes Care Inc.[a,b]	146,215	1,120,007
TransEnterix Inc.[a,b]	78,098	131,986
Utah Medical Products Inc.	27,083	1,619,563
Vascular Solutions Inc.[a,b]	130,218	6,280,414
Veracyte Inc.[a]	109,237	831,294
ViewRay Inc.[a,b]	50,508	228,296
Zeltiq Aesthetics Inc.[a,b]	273,531	10,727,886

		349,714,384
HEALTH CARE PROVIDERS & SERVICES — 3.06%
AAC Holdings Inc.[a,b]	78,504	1,365,185
Aceto Corp.	201,931	3,834,670
Addus HomeCare Corp.[a,b]	7,534	197,089
Adeptus Health Inc. Class Aa,b	106,596	4,588,958
Air Methods Corp.[a,b]	274,490	8,643,690
Almost Family Inc.[a,b]	15,260	561,110
Amedisys Inc.[a]	216,681	10,279,347
American Renal Associates Holdings Inc.[a,b]	57,847	1,056,865
AMN Healthcare Services Inc.[a,b]	366,293	11,673,758
BioScrip Inc.[a,b]	105,041	303,569
BioTelemetry Inc.[a]	207,502	3,853,312
Capital Senior Living Corp.[a,b]	215,729	3,624,247
Chemed Corp.	124,873	17,615,834
Civitas Solutions Inc.[a]	117,898	2,152,817
CorVel Corp.[a]	76,202	2,926,157
Cross Country Healthcare Inc.[a,b]	246,224	2,900,519
Diplomat Pharmacy Inc.[a,b]	353,125	9,891,031
Ensign Group Inc. (The)	369,824	7,444,557
Genesis Healthcare Inc.[a]	162,837	434,775
HealthEquity Inc.[a,b]	332,711	12,593,111
HealthSouth Corp.	685,289	27,802,175
Landauer Inc.	73,688	3,277,642
LHC Group Inc.[a]	7,489	276,194
Magellan Health Inc.[a]	128,396	6,898,717
Molina Healthcare Inc.[a,b]	222,468	12,974,334

Security	Shares	Value
National Research Corp. Class A	56,801	$925,288
Nobilis Health Corp.[a,b]	30,940	103,649
Owens & Minor Inc.	57,764	2,006,144
Providence Service Corp. (The)[a]	99,599	4,843,499
Quorum Health Corp.[a,b]	235,486	1,476,497
RadNet Inc.[a]	291,539	2,157,389
Select Medical Holdings Corp.[a]	60,338	814,563
Surgery Partners Inc.[a,b]	85,665	1,733,860
Surgical Care Affiliates Inc.[a,b]	207,065	10,096,489
Team Health Holdings Inc.[a]	523,723	17,052,421
Teladoc Inc.[a,b]	160,375	2,936,466
U.S. Physical Therapy Inc.	93,561	5,866,275
USMD Holdings Inc.[a]	1,244	28,164

		207,210,367
HEALTH CARE TECHNOLOGY — 1.10%
Castlight Health Inc.[a]	321,255	1,336,421
Computer Programs & Systems Inc.[b]	86,222	2,246,945
Cotiviti Holdings Inc.[a,b]	74,732	2,505,764
HealthStream Inc.[a]	199,364	5,502,446
HMS Holdings Corp.[a]	649,525	14,399,969
Medidata Solutions Inc.[a,b]	423,945	23,639,173
NantHealth Inc.	42,007	552,392
Omnicell Inc.[a,b]	274,199	10,501,822
Press Ganey Holdings Inc.[a]	170,494	6,887,958
Quality Systems Inc.	397,066	4,494,787
Vocera Communications Inc.[a]	133,041	2,248,393

		74,316,070
HOTELS, RESTAURANTS & LEISURE — 4.28%
Biglari Holdings Inc.[a,b]	720	313,934
BJ’s Restaurants Inc.[a,b]	181,368	6,447,632
Bloomin’ Brands Inc.	878,780	15,150,167
Bob Evans Farms Inc./DE	153,599	5,882,842
Bojangles’ Inc.[a]	74,032	1,181,551
Boyd Gaming Corp.[a,b]	638,246	12,624,506
Buffalo Wild Wings Inc.[a,b]	145,870	20,529,744
Carrols Restaurant Group Inc.[a,b]	233,427	3,083,571
Century Casinos Inc.[a,b]	75,067	518,713
Cheesecake Factory Inc. (The)	350,956	17,568,857
Churchill Downs Inc.	104,359	15,272,940
Chuy’s Holdings Inc.[a,b]	127,756	3,569,503
ClubCorp Holdings Inc.	495,221	7,165,848
Cracker Barrel Old Country Store Inc.[b]	140,070	18,520,055
Dave & Buster’s Entertainment Inc.[a,b]	292,137	11,445,928
Del Frisco’s Restaurant Group Inc.[a]	11,431	153,976
Denny’s Corp.[a,b]	430,363	4,600,581
DineEquity Inc.	78,072	6,182,522
Eldorado Resorts Inc.[a]	201,605	2,834,566
Empire Resorts Inc.[a,b]	2,052	41,533
Fiesta Restaurant Group Inc.[a,b]	167,943	4,030,632
Golden Entertainment Inc.	16,290	203,136
Habit Restaurants Inc. (The)[a,b]	106,314	1,488,396
Interval Leisure Group Inc.	86,055	1,477,564
Isle of Capri Casinos Inc.[a]	192,423	4,287,185
Jack in the Box Inc.	196,318	18,834,749
Jamba Inc.[a,b]	97,932	1,069,417
Kona Grill Inc.[a,b]	35,919	451,502
La Quinta Holdings Inc.[a]	138,645	1,550,051
Lindblad Expeditions Holdings Inc.[a,b]	111,137	1,000,233
Marriott Vacations Worldwide Corp.	10,650	780,858
Nathan’s Famous Inc.[a]	22,960	1,206,433
Noodles & Co.[a,b]	66,161	314,926

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
Papa John’s International Inc.	209,887	$16,549,590
Penn National Gaming Inc.[a]	493,984	6,703,363
Pinnacle Entertainment Inc.[a]	36,380	448,929
Planet Fitness Inc. Class Aa,b	146,961	2,949,507
Popeyes Louisiana Kitchen Inc.[a,b]	167,200	8,885,008
Potbelly Corp.[a,b]	185,272	2,302,931
Red Robin Gourmet Burgers Inc.[a,b]	19,580	879,925
Red Rock Resorts Inc. Class A	229,891	5,423,129
Ruth’s Hospitality Group Inc.	244,587	3,453,568
Scientific Games Corp. Class Aa,b	398,390	4,489,855
SeaWorld Entertainment Inc.[b]	514,671	6,937,765
Shake Shack Inc. Class Aa,b	122,217	4,237,263
Sonic Corp.	362,394	9,487,475
Texas Roadhouse Inc.[b]	510,780	19,935,743
Wingstop Inc.	120,944	3,543,659
Zoe’s Kitchen Inc.[a,b]	147,877	3,281,391

		289,293,152
HOUSEHOLD DURABLES — 1.14%
Bassett Furniture Industries Inc.	44,677	1,038,740
Cavco Industries Inc.[a]	65,307	6,468,658
Century Communities Inc.[a,b]	8,904	191,525
Ethan Allen Interiors Inc.	190,444	5,955,184
Helen of Troy Ltd.[a,b]	216,106	18,621,854
Hooker Furniture Corp.	5,637	138,050
Installed Building Products Inc.[a,b]	155,747	5,586,645
iRobot Corp.[a,b]	207,962	9,146,169
KB Home[b]	141,974	2,288,621
La-Z-Boy Inc.	161,012	3,954,455
LGI Homes Inc.[a,b]	111,660	4,113,554
Libbey Inc.	13,566	242,153
M/I Homes Inc.[a,b]	35,082	826,883
MDC Holdings Inc.	117,492	3,031,294
Meritage Homes Corp.[a,b]	20,943	726,722
New Home Co. Inc. (The)[a,b]	19,900	212,333
Taylor Morrison Home Corp. Class Aa,b	233,679	4,112,750
TopBuild Corp.[a]	41,395	1,374,314
TRI Pointe Group Inc.[a]	67,685	892,088
UCP Inc. Class Aa,b	6,566	57,847
Universal Electronics Inc.[a]	109,639	8,163,720
ZAGG Inc.[a,b]	24,326	197,041

		77,340,600
HOUSEHOLD PRODUCTS — 0.44%
Central Garden & Pet Co.[a,b]	9,630	250,380
Central Garden & Pet Co. Class Aa	31,523	781,770
HRG Group Inc.[a,b]	918,335	14,417,860
Orchids Paper Products Co.[b]	70,741	1,926,277
WD-40 Co.	108,636	12,213,946

		29,590,233
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.23%
Ormat Technologies Inc.[b]	136,017	6,584,583
Pattern Energy Group Inc.	410,528	9,232,775

		15,817,358
INDUSTRIAL CONGLOMERATES — 0.06%
Raven Industries Inc.	173,735	4,001,117

		4,001,117

Security	Shares	Value
INSURANCE — 0.96%
AMERISAFE Inc.	109,116	$6,413,839
Atlas Financial Holdings Inc.[a]	39,996	630,737
Crawford & Co. Class B	90,493	1,027,096
eHealth Inc.[a,b]	138,915	1,557,237
Kinsale Capital Group Inc.	7,595	167,090
Maiden Holdings Ltd.	58,076	736,985
National General Holdings Corp.	219,862	4,889,731
National Interstate Corp.	14,195	461,763
Patriot National Inc.[a,b]	82,213	740,739
Primerica Inc.[b]	362,420	19,219,133
RLI Corp.	241,623	16,517,348
State National Companies Inc.	17,892	198,959
Third Point Reinsurance Ltd.[a]	36,873	442,476
Trupanion Inc.[a,b]	113,366	1,915,885
United Insurance Holdings Corp.	100,184	1,701,124
Universal Insurance Holdings Inc.	179,920	4,533,984
WMIH Corp.[a]	1,561,536	3,653,994

		64,808,120
INTERNET & DIRECT MARKETING RETAIL — 1.06%
1-800-Flowers.com Inc. Class Aa,b	57,481	527,101
Blue Nile Inc.	85,454	2,941,327
Duluth Holdings Inc.[a,b]	74,736	1,981,251
Etsy Inc.[a,b]	809,084	11,553,719
Gaia Inc.[a,b]	24,639	177,401
HSN Inc.	242,252	9,641,630
Liberty TripAdvisor Holdings Inc. Class Aa	560,449	12,245,811
NutriSystem Inc.	224,156	6,655,192
Overstock.com Inc.[a,b]	104,363	1,598,841
PetMed Express Inc.	152,823	3,099,250
Shutterfly Inc.[a,b]	266,069	11,877,320
Wayfair Inc. Class Aa,b	243,379	9,581,831

		71,880,674
INTERNET SOFTWARE & SERVICES — 4.64%
2U Inc.[a,b]	282,885	10,831,667
Alarm.com Holdings Inc.[a,b]	80,422	2,320,979
Amber Road Inc.[a,b]	140,631	1,357,089
Angie’s List Inc.[a,b]	307,715	3,049,456
Apigee Corp.[a]	120,924	2,104,078
Appfolio Inc.[a,b]	57,410	1,116,050
Benefitfocus Inc.[a,b]	98,755	3,942,300
Blucora Inc.[a,b]	61,379	687,445
Box Inc. Class Aa,b	379,608	5,982,622
Brightcove Inc.[a,b]	231,827	3,025,342
Carbonite Inc.[a]	136,618	2,098,453
Care.com Inc.[a,b]	107,738	1,073,070
ChannelAdvisor Corp.[a]	168,841	2,183,114
Cimpress NVa,b	193,628	19,591,281
comScore Inc.[a,b]	368,045	11,284,260
Cornerstone OnDemand Inc.[a]	388,594	17,855,894
Cvent Inc.[a]	233,936	7,418,111
DHI Group Inc.[a]	388,546	3,065,628
EarthLink Holdings Corp.	812,317	5,036,365
Endurance International Group Holdings Inc.[a]	460,290	4,027,538
Envestnet Inc.[a,b]	320,328	11,675,956
Everyday Health Inc.[a,b]	71,084	546,636
Five9 Inc.[a]	254,384	3,988,741
Gogo Inc.[a,b]	435,041	4,802,853
GrubHub Inc.[a,b]	624,264	26,837,109

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
GTT Communications Inc.[a,b]	202,311	$4,760,378
Hortonworks Inc.[a,b]	310,245	2,590,546
inContact Inc.[a,b]	453,388	6,338,364
Instructure Inc.[a]	82,378	2,089,930
IntraLinks Holdings Inc.[a]	17,787	178,937
j2 Global Inc.	363,989	24,245,307
LivePerson Inc.[a,b]	411,341	3,459,378
LogMeIn Inc.[b]	194,647	17,594,142
MeetMe Inc.[a,b]	281,720	1,746,664
MINDBODY Inc. Class Aa	110,985	2,181,965
New Relic Inc.[a,b]	169,870	6,509,418
NIC Inc.	491,313	11,545,856
Numerex Corp. Class Aa	18,167	141,339
Q2 Holdings Inc.[a,b]	197,896	5,671,699
Quotient Technology Inc.[a,b]	493,930	6,574,208
Reis Inc.	45,050	921,723
Shutterstock Inc.[a]	146,717	9,345,873
SPS Commerce Inc.[a]	128,263	9,415,787
Stamps.com Inc.[a,b]	125,312	11,843,237
TechTarget Inc.[a]	37,488	302,153
TrueCar Inc.[a,b]	417,580	3,941,955
Web.com Group Inc.[a,b]	328,430	5,671,986
WebMD Health Corp.[a,b]	288,308	14,328,908
Xactly Corp.[a]	177,700	2,615,744
XO Group Inc.[a]	195,503	3,779,073

		313,696,607
IT SERVICES — 3.07%
Acxiom Corp.[a,b]	292,575	7,797,124
ALJ Regional Holdings Inc.[a,b]	139,935	657,694
Blackhawk Network Holdings Inc.[a,b]	424,947	12,820,651
Cardtronics PLC Class Aa,b	347,706	15,507,688
Cass Information Systems Inc.	51,639	2,925,349
Convergys Corp.	347,126	10,559,573
CSG Systems International Inc.	246,998	10,208,427
Datalink Corp.[a,b]	10,412	110,471
EPAM Systems Inc.[a,b]	372,619	25,826,223
EVERTEC Inc.	400,593	6,721,950
ExlService Holdings Inc.[a]	251,022	12,510,936
Forrester Research Inc.	77,682	3,021,830
Hackett Group Inc. (The)	173,804	2,871,242
Information Services Group Inc.[a]	234,644	936,230
Lionbridge Technologies Inc.[a,b]	444,965	2,224,825
MAXIMUS Inc.	495,782	28,041,430
NeuStar Inc. Class Aa	119,457	3,176,362
Perficient Inc.[a,b]	193,158	3,892,134
PFSweb Inc.[a,b]	104,355	931,890
Planet Payment Inc.[a]	319,546	1,185,516
Science Applications International Corp.	326,350	22,638,899
ServiceSource International Inc.[a,b]	303,602	1,481,578
Syntel Inc.[a]	249,858	10,471,549
TeleTech Holdings Inc.	126,345	3,662,741
Travelport Worldwide Ltd.	664,261	9,983,843
Unisys Corp.[a,b]	261,613	2,548,111
Virtusa Corp.[a,b]	214,448	5,292,577

		208,006,843
LEISURE PRODUCTS — 0.48%
Arctic Cat Inc.	41,489	642,665
Callaway Golf Co.	270,706	3,142,897
Malibu Boats Inc. Class Aa	142,039	2,116,381
Marine Products Corp.	84,352	756,637
MCBC Holdings Inc.	58,257	664,130

Security	Shares	Value
Nautilus Inc.[a]	237,919	$5,405,520
Smith & Wesson Holding Corp.[a,b]	423,840	11,269,905
Sturm Ruger & Co. Inc.	143,221	8,272,445

		32,270,580
LIFE SCIENCES TOOLS & SERVICES — 1.32%
Accelerate Diagnostics Inc.[a,b]	166,225	4,531,294
Albany Molecular Research Inc.[a,b]	96,946	1,600,578
Cambrex Corp.[a]	246,438	10,956,634
ChromaDex Corp.[a,b]	216,328	644,657
Enzo Biochem Inc.[a]	294,480	1,498,903
Fluidigm Corp.[a,b]	221,844	1,776,970
INC Research Holdings Inc.[a]	318,975	14,219,906
Luminex Corp.[a,b]	128,577	2,921,269
Medpace Holdings Inc.[a]	44,481	1,328,203
NanoString Technologies Inc.[a,b]	116,221	2,322,096
NeoGenomics Inc.[a,b]	407,384	3,348,696
Pacific Biosciences of California Inc.[a,b]	624,296	5,593,692
PAREXEL International Corp.[a,b]	405,646	28,172,115
PRA Health Sciences Inc.[a]	186,923	10,563,019

		89,478,032
MACHINERY — 3.69%
Actuant Corp. Class A	218,778	5,084,401
Alamo Group Inc.	16,103	1,061,027
Albany International Corp. Class A	33,895	1,436,470
Altra Industrial Motion Corp.	162,403	4,704,815
Astec Industries Inc.	69,806	4,179,285
Blue Bird Corp.[a,b]	4,724	69,018
CLARCOR Inc.	367,173	23,866,245
Douglas Dynamics Inc.	145,195	4,637,528
Energy Recovery Inc.[a,b]	265,378	4,240,740
EnPro Industries Inc.	166,979	9,487,747
ExOne Co. (The)[a]	10,632	161,819
Franklin Electric Co. Inc.	333,997	13,597,018
Global Brass & Copper Holdings Inc.	147,530	4,262,142
Gorman-Rupp Co. (The)	118,150	3,025,822
Hillenbrand Inc.	456,421	14,441,160
Hyster-Yale Materials Handling Inc.	22,053	1,326,047
John Bean Technologies Corp.	225,012	15,874,597
Kadant Inc.	14,272	743,714
Lindsay Corp.[b]	71,739	5,307,251
Lydall Inc.[a,b]	128,413	6,565,757
Milacron Holdings Corp.[a,b]	99,559	1,588,962
Miller Industries Inc./TN	8,067	183,847
Mueller Industries Inc.	311,100	10,085,862
Mueller Water Products Inc. Class A	1,205,339	15,127,004
Navistar International Corp.[a,b]	22,275	509,875
Omega Flex Inc.	22,788	878,705
Proto Labs Inc.[a,b]	190,945	11,439,515
RBC Bearings Inc.[a,b]	174,815	13,369,851
Rexnord Corp.[a,b]	491,024	10,512,824
Standex International Corp.	75,227	6,986,331
Sun Hydraulics Corp.	161,812	5,221,673
Supreme Industries Inc. Class A	56,278	1,086,165
Tennant Co.	127,927	8,289,670
Wabash National Corp.[a,b]	136,249	1,940,186
Watts Water Technologies Inc. Class A	200,179	12,979,606
Woodward Inc.	409,284	25,572,064

		249,844,743

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
MARINE — 0.09%
Matson Inc.	149,449	$5,960,026

		5,960,026
MEDIA — 1.13%
AMC Entertainment Holdings Inc. Class A	13,249	411,911
Carmike Cinemas Inc.[a]	122,222	3,995,437
Central European Media Enterprises Ltd. Class Aa,b	577,242	1,333,429
Daily Journal Corp.[a,b]	6,001	1,314,219
Entravision Communications Corp. Class A	500,340	3,817,594
Global Eagle Entertainment Inc.[a,b]	25,404	211,107
Gray Television Inc.[a,b]	309,601	3,207,466
Hemisphere Media Group Inc.[a]	35,830	456,833
IMAX Corp.[a,b]	453,768	13,145,659
Liberty Braves Group Class Aa,b	4,785	83,498
Liberty Braves Group Class Ca,b	16,194	281,452
Liberty Media Group LLC Class Aa	29,080	833,142
Liberty Media Group LLC Class Ca,b	61,201	1,722,196
Loral Space & Communications Inc.[a]	99,062	3,874,315
MDC Partners Inc. Class A	123,346	1,322,269
MSG Networks Inc. Class Aa	155,324	2,890,580
New Media Investment Group Inc.	48,125	745,938
Nexstar Broadcasting Group Inc. Class Ab	230,753	13,316,756
Radio One Inc. Class Da,b	170,313	516,048
Reading International Inc. Class Aa	31,610	421,994
Sinclair Broadcast Group Inc. Class A	510,971	14,756,842
Townsquare Media Inc. Class Aa,b	6,121	57,170
tronc Inc.	125,959	2,126,188
World Wrestling Entertainment Inc. Class Ab	279,621	5,955,927

		76,797,970
METALS & MINING — 0.52%
Century Aluminum Co.[a,b]	22,819	158,592
Coeur Mining Inc.[a,b]	921,228	10,898,127
Gold Resource Corp.	303,000	2,248,260
Kaiser Aluminum Corp.	41,578	3,596,081
Real Industry Inc.[a]	208,295	1,274,766
Worthington Industries Inc.	347,977	16,713,335

		34,889,161
MULTILINE RETAIL — 0.31%
Big Lots Inc.[b]	344,106	16,431,062
Fred’s Inc. Class A	14,758	133,707
Ollie’s Bargain Outlet Holdings Inc.[a]	155,252	4,069,155
Sears Holdings Corp.[a,b]	16,860	193,216

		20,827,140
OIL, GAS & CONSUMABLE FUELS — 0.85%
Abraxas Petroleum Corp.[a,b]	415,892	702,858
Callon Petroleum Co.[a]	1,118,549	17,561,219
Carrizo Oil & Gas Inc.[a,b]	430,868	17,501,858
CVR Energy Inc.	6,767	93,182
Evolution Petroleum Corp.	195,301	1,226,490
Isramco Inc.[a]	5,528	461,035
Matador Resources Co.[a,b]	642,350	15,634,799
Panhandle Oil and Gas Inc. Class A	60,216	1,055,587
Par Pacific Holdings Inc.[a,b]	87,416	1,143,407
Renewable Energy Group Inc.[a,b]	20,770	175,922
Sanchez Energy Corp.[a]	86,417	763,926

Security	Shares	Value
Synergy Resources Corp.[a,b]	162,806	$1,128,246

		57,448,529
PAPER & FOREST PRODUCTS — 0.78%
Boise Cascade Co.[a,b]	258,491	6,565,671
Clearwater Paper Corp.[a]	131,319	8,492,400
Deltic Timber Corp.[b]	82,134	5,562,936
KapStone Paper and Packaging Corp.	42,956	812,728
Louisiana-Pacific Corp.[a]	1,036,617	19,519,498
Neenah Paper Inc.	128,061	10,118,100
Schweitzer-Mauduit International Inc.	45,772	1,764,968

		52,836,301
PERSONAL PRODUCTS — 0.27%
Avon Products Inc.	724,260	4,099,312
Inter Parfums Inc.	61,068	1,970,664
Lifevantage Corp.[a,b]	109,614	1,036,948
Medifast Inc.	80,779	3,052,638
Natural Health Trends Corp.[b]	56,833	1,606,101
Revlon Inc. Class Aa	26,321	968,086
Synutra International Inc.[a,b]	44,195	188,271
USANA Health Sciences Inc.[a,b]	40,280	5,572,738

		18,494,758
PHARMACEUTICALS — 3.67%
AcelRx Pharmaceuticals Inc.[a,b]	267,469	1,040,454
Aclaris Therapeutics Inc.[a,b]	74,963	1,919,802
Aerie Pharmaceuticals Inc.[a,b]	185,721	7,009,110
Agile Therapeutics Inc.[a,b]	101,065	705,434
Amphastar Pharmaceuticals Inc.[a,b]	276,469	5,244,617
Ampio Pharmaceuticals Inc.[a,b]	331,697	245,522
ANI Pharmaceuticals Inc.[a,b]	60,919	4,041,976
Aratana Therapeutics Inc.[a,b]	239,505	2,241,767
Axsome Therapeutics Inc.[a,b]	84,062	662,409
Bio-Path Holdings Inc.[a]	671,529	940,141
Catalent Inc.[a,b]	768,725	19,863,854
Cempra Inc.[a,b]	345,575	8,362,915
Clearside Biomedical Inc.[a]	50,668	879,090
Collegium Pharmaceutical Inc.[a,b]	102,219	1,968,738
Corcept Therapeutics Inc.[a,b]	576,025	3,744,162
Depomed Inc.[a,b]	471,154	11,774,138
Dermira Inc.[a,b]	191,020	6,460,296
DURECT Corp.[a,b]	965,378	1,341,875
Egalet Corp.[a,b]	41,730	317,565
Endocyte Inc.[a,b]	21,134	65,304
Flex Pharma Inc.[a]	68,533	807,319
Heska Corp.[a,b]	47,448	2,582,595
Horizon Pharma PLC[a,b]	1,247,233	22,612,334
Impax Laboratories Inc.[a]	565,927	13,412,470
Innoviva Inc.[b]	554,184	6,090,482
Intersect ENT Inc.[a,b]	197,285	3,124,994
Intra-Cellular Therapies Inc.[a,b]	265,681	4,048,978
Lipocine Inc.[a,b]	125,091	557,906
Medicines Co. (The)[a,b]	474,804	17,919,103
MyoKardia Inc.[a,b]	88,591	1,447,577
Nektar Therapeutics[a,b]	999,042	17,163,542
Neos Therapeutics Inc.[a,b]	97,048	638,576
Ocular Therapeutix Inc.[a,b]	135,284	929,401
Omeros Corp.[a,b]	196,056	2,187,985
Pacira Pharmaceuticals Inc./DEa,b	281,800	9,643,196
Paratek Pharmaceuticals Inc.[a,b]	144,366	1,878,202
Phibro Animal Health Corp.	135,874	3,693,055

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
Prestige Brands Holdings Inc.[a,b]	410,448	$19,812,325
Reata Pharmaceuticals Inc.[a,b]	42,950	1,132,162
Revance Therapeutics Inc.[a,b]	158,960	2,576,742
SciClone Pharmaceuticals Inc.[a]	390,115	3,998,679
Sucampo Pharmaceuticals Inc. Class Aa	182,902	2,251,524
Supernus Pharmaceuticals Inc.[a,b]	363,266	8,983,568
Teligent Inc.[a,b]	318,750	2,422,500
TherapeuticsMD Inc.[a,b]	1,087,969	7,409,069
Theravance Biopharma Inc.[a,b]	279,169	10,117,085
Titan Pharmaceuticals Inc.[a,b]	133,891	787,279
WaVe Life Sciences Ltd.[a]	45,307	1,471,118

		248,528,935
PROFESSIONAL SERVICES — 1.58%
Advisory Board Co. (The)[a,b]	315,907	14,133,679
Barrett Business Services Inc.	54,005	2,679,188
CEB Inc.	248,352	13,527,733
Exponent Inc.	196,983	10,057,952
Franklin Covey Co.[a]	61,793	1,100,533
FTI Consulting Inc.[a]	28,176	1,255,523
GP Strategies Corp.[a]	99,039	2,438,340
Hill International Inc.[a]	103,698	478,048
Huron Consulting Group Inc.[a,b]	22,692	1,356,074
Insperity Inc.	121,468	8,823,436
Kforce Inc.	188,900	3,870,561
Korn/Ferry International	261,194	5,485,074
Mistras Group Inc.[a]	132,205	3,102,851
On Assignment Inc.[a,b]	393,098	14,265,526
TriNet Group Inc.[a,b]	324,435	7,017,529
TrueBlue Inc.[a]	19,994	453,064
WageWorks Inc.[a,b]	281,704	17,158,591

		107,203,702
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.48%
Alexander & Baldwin Inc.	190,463	7,317,588
Altisource Portfolio Solutions SAa,b	89,344	2,894,746
AV Homes Inc.[a,b]	28,542	474,939
Consolidated-Tomoka Land Co.	28,919	1,480,364
Forestar Group Inc.[a,b]	23,593	276,274
HFF Inc. Class A	278,365	7,707,927
Kennedy-Wilson Holdings Inc.	316,916	7,146,456
Marcus & Millichap Inc.[a,b]	112,053	2,930,186
RMR Group Inc. (The) Class A	54,179	2,055,551
Trinity Place Holdings Inc.[a]	17,245	168,656

		32,452,687
ROAD & RAIL — 0.50%
Heartland Express Inc.[b]	354,970	6,701,834
Knight Transportation Inc.	481,986	13,828,178
Swift Transportation Co.[a,b]	575,386	12,353,537
Universal Logistics Holdings Inc.	43,768	587,367
YRC Worldwide Inc.[a,b]	52,971	652,603

		34,123,519
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.85%
Acacia Communications Inc.[a,b]	40,217	4,153,612
Advanced Energy Industries Inc.[a]	289,792	13,712,957
Advanced Micro Devices Inc.[a,b]	2,773,763	19,166,702
Ambarella Inc.[a,b]	99,690	7,338,181
Amkor Technology Inc.[a]	42,563	413,712

Security	Shares	Value
Applied Micro Circuits Corp.[a,b]	582,508	$4,048,431
Cabot Microelectronics Corp.	23,618	1,249,628
Cavium Inc.[a,b]	434,746	25,302,217
CEVA Inc.[a]	153,259	5,374,793
Cirrus Logic Inc.[a,b]	484,340	25,742,671
Entegris Inc.[a]	686,462	11,958,168
Exar Corp.[a]	60,239	560,825
FormFactor Inc.[a,b]	304,272	3,301,351
GigPeak Inc.[a]	34,840	81,874
Impinj Inc.[a]	26,163	979,020
Inphi Corp.[a,b]	310,539	13,511,552
Integrated Device Technology Inc.[a,b]	1,039,692	24,016,885
Lattice Semiconductor Corp.[a,b]	928,670	6,027,068
MACOM Technology Solutions Holdings Inc.[a,b]	179,379	7,594,907
MaxLinear Inc. Class Aa,b	432,272	8,762,153
Microsemi Corp.[a]	878,759	36,890,303
MKS Instruments Inc.	21,299	1,059,199
Monolithic Power Systems Inc.	300,354	24,178,497
Nanometrics Inc.[a]	146,843	3,280,473
NeoPhotonics Corp.[a]	38,288	625,626
NVE Corp.	17,833	1,051,077
PDF Solutions Inc.[a,b]	196,636	3,572,876
Power Integrations Inc.	211,990	13,361,730
Rambus Inc.[a,b]	213,511	2,668,888
Semtech Corp.[a]	499,548	13,852,466
Silicon Laboratories Inc.[a,b]	318,560	18,731,328
Synaptics Inc.[a,b]	271,127	15,882,620
Tessera Technologies Inc.	249,870	9,605,003
Ultratech Inc.[a]	13,098	302,302

		328,359,095
SOFTWARE — 7.36%
8x8 Inc.[a]	680,791	10,504,605
A10 Networks Inc.[a]	340,339	3,638,224
ACI Worldwide Inc.[a,b]	890,559	17,259,033
American Software Inc./GA Class A	201,035	2,231,489
Aspen Technology Inc.[a,b]	638,682	29,883,931
Barracuda Networks Inc.[a,b]	169,233	4,312,057
Blackbaud Inc.	364,950	24,210,783
Bottomline Technologies de Inc.[a,b]	269,985	6,293,350
BroadSoft Inc.[a,b]	227,279	10,579,837
Callidus Software Inc.[a,b]	469,221	8,610,205
CommVault Systems Inc.[a]	299,017	15,886,773
Digimarc Corp.[a]	69,338	2,659,112
Ebix Inc.	194,143	11,037,030
Ellie Mae Inc.[a,b]	252,927	26,633,213
EnerNOC Inc.[a,b]	173,738	939,923
Epiq Systems Inc.	76,703	1,264,832
Exa Corp.[a,b]	109,205	1,752,740
Fair Isaac Corp.	239,224	29,804,918
FleetMatics Group PLC[a,b]	302,558	18,147,429
Gigamon Inc.[a,b]	251,396	13,776,501
Globant SAa,b	199,054	8,384,155
Guidance Software Inc.[a,b]	170,720	1,017,491
HubSpot Inc.[a,b]	223,115	12,855,886
Imperva Inc.[a]	220,854	11,862,068
Infoblox Inc.[a]	435,466	11,483,238
Interactive Intelligence Group Inc.[a,b]	138,389	8,322,714
Jive Software Inc.[a,b]	452,228	1,926,491
Majesco[a,b]	44,573	226,877
MicroStrategy Inc. Class Aa	38,868	6,508,058
Mitek Systems Inc.[a,b]	231,564	1,919,666
MobileIron Inc.[a]	351,027	965,324
Model N Inc.[a,b]	174,438	1,938,006

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
Monotype Imaging Holdings Inc.	312,034	$6,899,072
Park City Group Inc.[a,b]	92,059	1,086,296
Paycom Software Inc.[a,b]	339,626	17,025,451
Paylocity Holding Corp.[a,b]	165,811	7,371,957
Pegasystems Inc.	279,461	8,241,305
Progress Software Corp.[a]	55,422	1,507,478
Proofpoint Inc.[a,b]	315,587	23,621,687
PROS Holdings Inc.[a]	193,818	4,382,225
Qualys Inc.[a]	209,506	8,001,034
Rapid7 Inc.[a,b]	154,364	2,724,525
RealPage Inc.[a]	416,555	10,705,464
RingCentral Inc. Class Aa,b	451,577	10,684,312
Rosetta Stone Inc.[a,b]	112,562	954,526
Rubicon Project Inc. (The)[a]	110,570	915,520
Sapiens International Corp. NV	188,564	2,407,962
SecureWorks Corp. Class Aa,b	14,703	183,935
Silver Spring Networks Inc.[a,b]	276,652	3,922,925
Synchronoss Technologies Inc.[a,b]	319,149	13,142,556
Take-Two Interactive Software Inc.[a]	642,827	28,978,641
TiVo Corp.[a]	280,579	5,465,679
TubeMogul Inc.[a,b]	174,016	1,630,530
Varonis Systems Inc.[a,b]	83,338	2,508,474
VASCO Data Security International Inc.[a,b]	209,626	3,691,514
VirnetX Holding Corp.[a,b]	363,377	1,111,934
Workiva Inc.[a,b]	169,988	3,081,882
Zendesk Inc.[a,b]	626,832	19,250,011
Zix Corp.[a]	420,237	1,722,972

		498,055,826
SPECIALTY RETAIL — 2.35%
American Eagle Outfitters Inc.[b]	1,157,714	20,676,772
Asbury Automotive Group Inc.[a,b]	154,556	8,604,132
Ascena Retail Group Inc.[a,b]	448,434	2,506,746
At Home Group Inc.[a]	24,536	371,720
Buckle Inc. (The)[b]	74,957	1,801,217
Build-A-Bear Workshop Inc.[a,b]	6,875	71,225
Cato Corp. (The) Class A	36,902	1,213,707
Chico’s FAS Inc.	903,342	10,749,770
Children’s Place Inc. (The)	144,840	11,568,371
Container Store Group Inc. (The)[a,b]	35,906	180,248
Destination XL Group Inc.[a,b]	195,339	845,818
Finish Line Inc. (The) Class A	99,898	2,305,646
Five Below Inc.[a]	413,379	16,655,040
Francesca’s Holdings Corp.[a,b]	296,462	4,574,409
Genesco Inc.[a,b]	19,286	1,050,316
GNC Holdings Inc. Class A	530,967	10,842,346
Group 1 Automotive Inc.	37,604	2,402,143
Hibbett Sports Inc.[a,b]	140,438	5,603,476
Kirkland’s Inc.[a]	50,491	614,980
Lithia Motors Inc. Class A	183,403	17,518,655
MarineMax Inc.[a,b]	108,358	2,270,100
Monro Muffler Brake Inc.	242,667	14,843,940
Party City Holdco Inc.[a,b]	93,681	1,603,819
Pier 1 Imports Inc.	96,437	408,893
Select Comfort Corp.[a,b]	357,712	7,726,579
Sportsman’s Warehouse Holdings Inc.[a,b]	191,769	2,017,410
Stein Mart Inc.	243,221	1,544,453
Tailored Brands Inc.	116,542	1,829,709
Tile Shop Holdings Inc.[a,b]	253,632	4,197,610
Vitamin Shoppe Inc.[a,b]	13,014	349,426
Winmark Corp.	17,119	1,806,397

		158,755,073

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.02%
3D Systems Corp.[a,b]	829,279	$14,885,558
Avid Technology Inc.[a,b]	171,684	1,363,171
CPI Card Group Inc.[b]	60,279	364,085
Cray Inc.[a,b]	312,168	7,348,435
Diebold Inc.	177,415	4,398,118
Eastman Kodak Co.[a,b]	112,675	1,690,125
Electronics For Imaging Inc.[a,b]	362,939	17,754,976
Immersion Corp.[a,b]	72,220	589,315
Nimble Storage Inc.[a,b]	484,257	4,275,989
Pure Storage Inc. Class Aa,b	527,874	7,152,693
Silicon Graphics International Corp.[a]	236,225	1,818,932
Stratasys Ltd.[a,b]	178,052	4,289,273
Super Micro Computer Inc.[a,b]	65,403	1,528,468
USA Technologies Inc.[a,b]	237,973	1,333,839

		68,792,977
TEXTILES, APPAREL & LUXURY GOODS — 0.86%
Columbia Sportswear Co.	208,622	11,837,212
Crocs Inc.[a,b]	570,032	4,731,266
Culp Inc.	83,692	2,491,511
Deckers Outdoor Corp.[a,b]	16,886	1,005,561
G-III Apparel Group Ltd.[a]	266,220	7,760,313
Oxford Industries Inc.	116,932	7,916,296
Steven Madden Ltd.[a,b]	475,407	16,430,066
Superior Uniform Group Inc.	61,335	1,213,820
Vera Bradley Inc.[a]	112,080	1,698,012
Vince Holding Corp.[a,b]	16,555	93,370
Wolverine World Wide Inc.	117,706	2,710,769

		57,888,196
THRIFTS & MORTGAGE FINANCE — 0.50%
BofI Holding Inc.[a,b]	436,515	9,777,936
Essent Group Ltd.[a]	577,616	15,370,362
Greene County Bancorp. Inc.	3,197	53,294
Hingham Institution for Savings	4,650	644,025
Home Bancorp. Inc.	5,688	159,264
LendingTree Inc.[a,b]	48,915	4,740,352
Meridian Bancorp. Inc.	57,835	900,491
Nationstar Mortgage Holdings Inc.[a,b]	117,878	1,745,773
Northfield Bancorp. Inc.	32,490	523,089
Provident Bancorp. Inc.[a]	3,293	51,371
Westfield Financial Inc.	11,032	84,395

		34,050,352
TOBACCO — 0.10%
Turning Point Brands Inc.[a]	24,309	292,194
Vector Group Ltd.	312,691	6,732,237

		7,024,431
TRADING COMPANIES & DISTRIBUTORS — 0.74%
Applied Industrial Technologies Inc.	121,675	5,687,089
Beacon Roofing Supply Inc.[a]	461,160	19,401,001
BMC Stock Holdings Inc.[a,b]	360,129	6,385,087
GMS Inc.[a]	53,701	1,193,773
H&E Equipment Services Inc.	246,035	4,123,547
Kaman Corp.	17,851	784,016
Lawson Products Inc./DEa	35,783	634,433
Neff Corp.[a,b]	28,476	270,522

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2016

Security	Shares	Value
SiteOne Landscape Supply Inc.[a,b]	89,599	$3,219,292
Triton International Ltd.	56,379	743,639
Univar Inc.[a]	331,559	7,244,564
Veritiv Corp.[a,b]	3,403	170,729

		49,857,692
WATER UTILITIES — 0.33%
American States Water Co.	187,667	7,516,063
California Water Service Group	218,980	7,027,068
Connecticut Water Service Inc.	18,323	911,203
Global Water Resources Inc.[b]	62,280	498,863
Middlesex Water Co.	102,707	3,619,395
York Water Co. (The)	88,380	2,621,351

		22,193,943
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Boingo Wireless Inc.[a,b]	164,431	1,690,351
Leap Wireless International Inc.[c]	88,918	282,314
Shenandoah Telecommunications Co.	357,817	9,736,201

		11,708,866

TOTAL COMMON STOCKS
(Cost: $6,807,609,169)		6,752,446,615

Security	Shares	Value
SHORT-TERM INVESTMENTS — 20.24%

MONEY MARKET FUNDS — 20.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	1,351,901,933	$1,351,901,933
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	17,717,722	17,717,722

		1,369,619,655

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,369,619,655)		1,369,619,655

TOTAL INVESTMENTS IN SECURITIES — 120.03%
(Cost: $8,177,228,824)		8,122,066,270
Other Assets, Less Liabilities — (20.03)%		(1,355,584,839)

NET ASSETS — 100.00%		$6,766,481,431

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Illiquid and non-transferable security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	119	Dec. 2016	ICE Markets Equity	$14,744,021	$14,854,770	$110,749

See notes to financial statements.

58

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.26%
AAR Corp.	264,883	$8,296,136
Aerojet Rocketdyne Holdings Inc.[a]	233,512	4,105,141
Aerovironment Inc.[a,b]	138,008	3,368,775
Cubic Corp.	201,788	9,445,696
Curtiss-Wright Corp.	97,496	8,882,861
DigitalGlobe Inc.[a,b]	505,259	13,894,623
Ducommun Inc.[a]	83,375	1,904,285
Engility Holdings Inc.[a]	144,522	4,552,443
Esterline Technologies Corp.[a]	236,210	17,961,408
KEYW Holding Corp. (The)[a,b]	289,014	3,190,715
KLX Inc.[a,b]	422,670	14,877,984
Kratos Defense & Security Solutions Inc.[a,b]	373,318	2,572,161
Mercury Systems Inc.[a,b]	287,806	7,071,393
Moog Inc. Class Aa	231,265	13,769,518
National Presto Industries Inc.	35,466	3,113,560
Sparton Corp.[a,b]	71,121	1,867,638
Teledyne Technologies Inc.[a,b]	196,337	21,190,652
Triumph Group Inc.	394,364	10,994,868
Vectrus Inc.[a]	69,818	1,063,328
Wesco Aircraft Holdings Inc.[a,b]	347,586	4,668,080

		156,791,265
AIR FREIGHT & LOGISTICS — 0.67%
Air Transport Services Group Inc.[a]	334,058	4,793,732
Atlas Air Worldwide Holdings Inc.[a]	196,412	8,410,362
Echo Global Logistics Inc.[a,b]	29,582	682,161
Hub Group Inc. Class Aa	20,882	851,150
Park-Ohio Holdings Corp.	68,908	2,511,697
Radiant Logistics Inc.[a]	123,666	351,212
XPO Logistics Inc.[a,b]	781,781	28,667,909

		46,268,223
AIRLINES — 0.16%
SkyWest Inc.	402,382	10,626,909
Virgin America Inc.[a]	9,303	497,803

		11,124,712
AUTO COMPONENTS — 0.88%
Cooper Tire & Rubber Co.	442,405	16,820,238
Cooper-Standard Holding Inc.[a]	8,843	873,688
Dana Inc.	1,190,830	18,565,040
Federal-Mogul Holdings Corp.[a]	248,856	2,391,506
Metaldyne Performance Group Inc.	47,177	747,755
Modine Manufacturing Co.[a]	377,502	4,477,174
Motorcar Parts of America Inc.[a,b]	10,460	301,039
Spartan Motors Inc.	268,066	2,568,072
Standard Motor Products Inc.	70,058	3,345,970
Strattec Security Corp.	27,663	976,504
Superior Industries International Inc.	201,461	5,874,603
Tower International Inc.	164,666	3,968,451
Workhorse Group Inc.[a,b]	7,992	57,862

		60,967,902

Security	Shares	Value
BANKS — 17.92%
1st Source Corp.	125,681	$4,486,183
Access National Corp.	67,176	1,605,506
ACNB Corp.	48,879	1,299,204
Allegiance Bancshares Inc.[a,b]	80,894	2,184,138
American National Bankshares Inc.	66,179	1,849,703
Ameris Bancorp.	72,423	2,531,184
Ames National Corp.	69,452	1,921,042
Arrow Financial Corp.	91,280	2,996,722
Atlantic Capital Bancshares Inc.[a,b]	112,205	1,680,831
Banc of California Inc.	112,105	1,957,353
BancFirst Corp.	62,713	4,547,320
Banco Latinoamericano de Comercio Exterior SA Class E	242,581	6,835,933
Bancorp. Inc. (The)[a]	285,246	1,831,279
BancorpSouth Inc.	692,591	16,068,111
Bank of Marin Bancorp.	48,282	2,401,064
Bankwell Financial Group Inc.	37,959	899,249
Banner Corp.	240,130	10,503,286
Bar Harbor Bankshares	48,336	1,774,898
Berkshire Hills Bancorp. Inc.	246,590	6,833,009
Blue Hills Bancorp. Inc.	180,021	2,703,915
BNC Bancorp.	294,041	7,151,077
Boston Private Financial Holdings Inc.	655,157	8,405,664
Bridge Bancorp. Inc.	134,014	3,831,460
Brookline Bancorp. Inc.	554,983	6,765,243
Bryn Mawr Bank Corp.	133,382	4,266,890
C&F Financial Corp.	25,556	1,100,952
California First National Bancorp.	19,040	265,798
Camden National Corp.	81,718	3,901,217
Capital Bank Financial Corp. Class A	76,421	2,453,878
Capital City Bank Group Inc.	87,315	1,289,643
Cardinal Financial Corp.	235,173	6,135,664
Carolina Financial Corp.	83,261	1,860,051
Cascade Bancorp.[a]	258,379	1,565,777
Cathay General Bancorp.	593,668	18,273,101
CenterState Banks Inc.	371,725	6,590,684
Central Pacific Financial Corp.	242,779	6,115,603
Central Valley Community Bancorp.	72,417	1,148,534
Century Bancorp. Inc./MA Class A	24,687	1,118,815
Chemical Financial Corp.	355,909	15,706,264
Chemung Financial Corp.[b]	25,051	726,228
Citizens & Northern Corp.	94,636	2,079,153
City Holding Co.[b]	117,024	5,885,137
CNB Financial Corp./PA	111,459	2,358,472
CoBiz Financial Inc.	266,737	3,550,269
Codorus Valley Bancorp. Inc.	63,194	1,382,685
Columbia Banking System Inc.	464,457	15,197,033
Community Bank System Inc.	344,362	16,567,256
Community Trust Bancorp. Inc.	121,803	4,520,109
CommunityOne Bancorp.[a]	97,808	1,353,663
ConnectOne Bancorp. Inc.	228,524	4,127,143
County Bancorp. Inc.	13,127	262,671
CU Bancorp.[a]	113,617	2,591,604
Customers Bancorp. Inc.[a,b]	115,805	2,913,654
CVB Financial Corp.[b]	809,321	14,252,143
Eagle Bancorp. Inc.[a,b]	52,729	2,601,122
Enterprise Bancorp. Inc./MA	72,755	2,037,140
Enterprise Financial Services Corp.	154,074	4,814,813
Equity Bancshares Inc. Class Aa,b	41,897	1,086,808
Farmers Capital Bank Corp.	58,320	1,728,605
Farmers National Banc Corp.	200,976	2,166,521
FCB Financial Holdings Inc. Class Aa,b	239,691	9,211,325
Fidelity Southern Corp.	167,108	3,073,116

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
Financial Institutions Inc.	111,652	$3,026,886
First Bancorp. Inc./ME	81,216	1,946,748
First BanCorp./Puerto Rico[a]	952,422	4,952,594
First Bancorp./Southern Pines NC	158,421	3,135,152
First Busey Corp.	248,336	5,612,394
First Business Financial Services Inc.	65,085	1,529,498
First Citizens BancShares Inc./NC Class A	60,665	17,828,837
First Commonwealth Financial Corp.	709,683	7,160,701
First Community Bancshares Inc./VA	125,836	3,120,733
First Community Financial Partners Inc.[a,b]	108,163	1,029,712
First Connecticut Bancorp. Inc./Farmington CT	89,934	1,599,926
First Financial Bancorp.	490,460	10,711,646
First Financial Bankshares Inc.[b]	192,230	7,004,861
First Financial Corp./IN	80,498	3,274,659
First Financial Northwest Inc.	72,194	1,022,989
First Foundation Inc.[a,b]	72,327	1,784,307
First Internet Bancorp.	43,043	993,863
First Interstate BancSystem Inc.	157,624	4,966,732
First Merchants Corp.	326,031	8,721,329
First Mid-Illinois Bancshares Inc.	62,945	1,715,881
First Midwest Bancorp. Inc./IL	644,203	12,471,770
First NBC Bank Holding Co.[a]	127,331	1,202,005
First Northwest Bancorp.[a,b]	91,179	1,230,005
First of Long Island Corp. (The)	114,341	3,790,404
Flushing Financial Corp.	222,952	5,288,421
FNB Corp./PA	1,680,114	20,665,402
Franklin Financial Network Inc.[a,b]	56,428	2,110,407
Fulton Financial Corp.	1,374,925	19,963,911
German American Bancorp. Inc.	113,807	4,430,507
Glacier Bancorp. Inc.	609,500	17,382,940
Great Southern Bancorp. Inc.	86,112	3,504,758
Great Western Bancorp. Inc.	472,351	15,738,735
Green Bancorp. Inc.[a,b]	167,861	1,834,721
Guaranty Bancorp.	121,196	2,163,349
Hancock Holding Co.	605,303	19,629,976
Hanmi Financial Corp.	251,470	6,623,720
HarborOne Bancorp Inc.[a]	106,895	1,684,665
Heartland Financial USA Inc.	176,027	6,349,294
Heritage Commerce Corp.	189,095	2,068,699
Heritage Financial Corp./WA	235,988	4,235,985
Heritage Oaks Bancorp.	195,201	1,600,648
Hilltop Holdings Inc.[a,b]	600,333	13,483,479
HomeTrust Bancshares Inc.[a]	133,398	2,467,863
Hope Bancorp Inc.	1,026,044	17,822,384
Horizon Bancorp./IN	104,695	3,075,939
IBERIABANK Corp.	327,117	21,956,093
Independent Bank Corp./MI	163,601	2,753,405
Independent Bank Corp./Rockland MA	207,125	11,203,391
Independent Bank Group Inc.	89,077	3,934,531
International Bancshares Corp.	438,122	13,047,273
Investors Bancorp. Inc.	2,373,646	28,507,488
Lakeland Bancorp. Inc.	311,162	4,368,714
Lakeland Financial Corp.	193,229	6,844,171
LCNB Corp.	72,223	1,315,903
LegacyTexas Financial Group Inc.	355,022	11,229,346
Macatawa Bank Corp.	215,413	1,721,150
MainSource Financial Group Inc.	184,673	4,607,591
MB Financial Inc.	603,093	22,941,658
MBT Financial Corp.	143,361	1,297,417
Mercantile Bank Corp.	127,706	3,428,906
Merchants Bancshares Inc./VT	45,584	1,476,466
Middleburg Financial Corp.	37,298	1,054,787
Midland States Bancorp. Inc.	29,386	744,641
MidWestOne Financial Group Inc.	66,930	2,032,664
MutualFirst Financial Inc.	43,287	1,200,349

Security	Shares	Value
National Bankshares Inc.	54,112	$1,990,239
National Commerce Corp.[a,b]	68,492	1,853,394
NBT Bancorp. Inc.	339,441	11,157,426
Nicolet Bankshares Inc.[a,b]	61,469	2,357,336
Northrim BanCorp. Inc.	55,688	1,433,966
OFG Bancorp.	347,038	3,508,554
Old Line Bancshares Inc.	68,526	1,352,018
Old National Bancorp./IN	1,062,926	14,944,740
Old Second Bancorp. Inc.	233,787	1,942,770
Opus Bank	49,511	1,751,204
Orrstown Financial Services Inc.	61,061	1,205,955
Pacific Continental Corp.	165,389	2,781,843
Pacific Mercantile Bancorp.[a]	123,849	912,767
Pacific Premier Bancorp. Inc.[a]	145,369	3,846,464
Paragon Commercial Corp.	6,257	227,004
Park National Corp.	106,481	10,222,176
Park Sterling Corp.	280,166	2,274,948
Peapack Gladstone Financial Corp.	127,015	2,846,406
Penns Woods Bancorp. Inc.	37,730	1,677,476
People’s Utah Bancorp.	102,944	2,094,910
Peoples Bancorp. Inc./OH	129,109	3,174,790
Peoples Financial Services Corp.	55,288	2,253,539
Pinnacle Financial Partners Inc.	299,171	16,179,168
Preferred Bank/Los Angeles CA	97,541	3,487,091
Premier Financial Bancorp. Inc.	70,088	1,201,308
PrivateBancorp. Inc.	627,006	28,792,116
Prosperity Bancshares Inc.	534,350	29,330,471
QCR Holdings Inc.	95,882	3,043,295
Renasant Corp.	327,088	10,999,969
Republic Bancorp. Inc./KY Class A	78,132	2,428,343
Republic First Bancorp. Inc.[a,b]	267,263	1,098,451
S&T Bancorp. Inc.	273,353	7,924,503
Sandy Spring Bancorp. Inc.	188,741	5,771,700
Seacoast Banking Corp. of Florida[a]	237,373	3,819,332
Shore Bancshares Inc.	99,584	1,173,100
Sierra Bancorp.	94,537	1,773,514
Simmons First National Corp. Class A	234,623	11,707,688
South State Corp.	189,179	14,195,992
Southern First Bancshares Inc.[a]	45,485	1,254,476
Southern National Bancorp. of Virginia Inc.	88,960	1,160,928
Southside Bancshares Inc.	196,399	6,320,120
Southwest Bancorp. Inc.	145,666	2,766,197
State Bank Financial Corp.	280,375	6,398,157
Sterling Bancorp./DE	1,013,591	17,737,842
Stock Yards Bancorp. Inc.	170,485	5,619,186
Stonegate Bank	97,100	3,277,125
Suffolk Bancorp.	92,193	3,205,551
Summit Financial Group Inc.	66,195	1,268,296
Sun Bancorp. Inc./NJb	87,059	2,007,581
Texas Capital Bancshares Inc.[a]	341,262	18,742,109
Tompkins Financial Corp.	116,109	8,871,889
TowneBank/Portsmouth VA	447,399	10,750,998
TriCo Bancshares	162,405	4,347,582
Tristate Capital Holdings Inc.[a,b]	177,168	2,861,263
Triumph Bancorp. Inc.[a,b]	125,365	2,487,242
Trustmark Corp.	539,473	14,867,876
UMB Financial Corp.	358,555	21,316,095
Umpqua Holdings Corp.	1,763,162	26,535,588
Union Bankshares Corp.	347,328	9,297,971
Union Bankshares Inc./Morrisville VTb	3,237	110,252
United Bankshares Inc./WV	524,613	19,762,172
United Community Banks Inc./GA	561,802	11,809,078
Univest Corp. of Pennsylvania	198,782	4,643,548
Valley National Bancorp.	1,980,580	19,271,043
Veritex Holdings Inc.[a,b]	48,096	836,389

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
Washington Trust Bancorp. Inc.	119,081	$4,789,438
WashingtonFirst Bankshares Inc.	66,127	1,627,385
Webster Financial Corp.	732,766	27,852,436
WesBanco Inc.	321,436	10,568,816
West Bancorp. Inc.	128,344	2,515,542
Westamerica Bancorp.	197,647	10,056,279
Wintrust Financial Corp.	411,156	22,847,939
Xenith Bankshares Inc.[a,b]	520,363	1,202,039
Yadkin Financial Corp.	399,334	10,498,491

		1,245,189,179
BEVERAGES — 0.02%
Craft Brew Alliance Inc.[a,b]	65,284	1,229,298

		1,229,298
BIOTECHNOLOGY — 1.75%
Acorda Therapeutics Inc.[a]	295,775	6,175,782
Adamas Pharmaceuticals Inc.[a,b]	69,703	1,143,826
Adverum Biotechnologies Inc.[a]	189,400	778,434
Agenus Inc.[a,b]	100,741	723,320
Akebia Therapeutics Inc.[a,b]	205,471	1,859,513
AMAG Pharmaceuticals Inc.[a,b]	193,323	4,738,347
Ardelyx Inc.[a,b]	211,540	2,737,328
ARIAD Pharmaceuticals Inc.[a,b]	88,069	1,205,665
Array BioPharma Inc.[a,b]	1,047,078	7,067,776
Arrowhead Pharmaceuticals Inc.[a,b]	38,045	279,631
Atara Biotherapeutics Inc.[a,b]	175,380	3,751,378
Athersys Inc.[a,b]	40,105	85,424
Audentes Therapeutics Inc.[a]	9,134	162,676
Bellicum Pharmaceuticals Inc.[a,b]	57,227	1,138,817
BioCryst Pharmaceuticals Inc.[a,b]	101,752	448,726
Bluebird Bio Inc.[a,b]	185,060	12,543,367
Cara Therapeutics Inc.[a,b]	150,401	1,255,848
Celldex Therapeutics Inc.[a,b]	767,885	3,102,255
Cellular Biomedicine Group Inc.[a,b]	29,756	431,462
Chimerix Inc.[a,b]	347,610	1,925,759
Cidara Therapeutics Inc.[a,b]	83,586	957,060
Concert Pharmaceuticals Inc.[a,b]	82,167	830,708
Corvus Pharmaceuticals Inc.[a,b]	22,736	374,007
CytRx Corp.[a,b]	95,595	56,239
Dimension Therapeutics Inc.[a,b]	61,385	490,466
Edge Therapeutics Inc.[a,b]	82,316	856,910
Enanta Pharmaceuticals Inc.[a,b]	125,694	3,344,717
Epizyme Inc.[a,b]	97,371	958,131
Esperion Therapeutics Inc.[a,b]	117,045	1,621,073
Exelixis Inc.[a,b]	693,955	8,875,684
Five Prime Therapeutics Inc.[a,b]	165,696	8,697,383
Idera Pharmaceuticals Inc.[a,b]	65,560	167,834
Ignyta Inc.[a,b]	92,282	580,454
Immune Design Corp.[a]	6,655	50,445
Immunomedics Inc.[a,b]	56,627	184,038
Infinity Pharmaceuticals Inc.[a]	42,494	66,291
Inotek Pharmaceuticals Corp.[a,b]	14,693	139,290
Kadmon Holdings Inc.[a]	12,915	94,796
Karyopharm Therapeutics Inc.[a,b]	153,337	1,491,969
Merrimack Pharmaceuticals Inc.[a,b]	377,973	2,400,129
Momenta Pharmaceuticals Inc.[a]	396,504	4,635,132
NantKwest Inc.[a,b]	123,726	962,588
NewLink Genetics Corp.[a]	41,155	618,148
Osiris Therapeutics Inc.[b]	13,079	64,872
Otonomy Inc.[a,b]	193,092	3,512,343
OvaScience Inc.[a,b]	222,757	1,594,940
PDL BioPharma Inc.	1,325,912	4,441,805

Security	Shares	Value
Pfenex Inc.[a]	9,698	$86,797
PharmAthene Inc.[a]	32,564	94,436
Portola Pharmaceuticals Inc.[a]	34,403	781,292
Protagonist Therapeutics Inc.	12,074	255,124
PTC Therapeutics Inc.[a,b]	268,459	3,761,111
REGENXBIO Inc.[a,b]	163,604	2,292,092
Retrophin Inc.[a,b]	290,201	6,494,698
Rigel Pharmaceuticals Inc.[a,b]	148,861	546,320
Selecta Biosciences Inc.[a]	8,116	115,653
Spectrum Pharmaceuticals Inc.[a,b]	440,161	2,055,552
Stemline Therapeutics Inc.[a,b]	113,786	1,232,302
Syndax Pharmaceuticals Inc.[a]	20,202	306,262
Syros Pharmaceuticals Inc.	7,403	102,680
TrovaGene Inc.[a,b]	19,923	89,454
Versartis Inc.[a]	201,293	2,465,839
Voyager Therapeutics Inc.[a,b]	52,977	636,254
Zafgen Inc.[a]	195,442	646,913

		121,585,565
BUILDING PRODUCTS — 0.25%
Armstrong Flooring Inc.[a,b]	176,795	3,337,890
CSW Industrials Inc.[a]	115,576	3,743,507
Gibraltar Industries Inc.[a]	89,798	3,335,996
Griffon Corp.	41,926	713,161
Quanex Building Products Corp.	250,723	4,327,479
Universal Forest Products Inc.	20,501	2,019,143

		17,477,176
CAPITAL MARKETS — 1.38%
Arlington Asset Investment Corp. Class Ab	160,451	2,373,070
Associated Capital Group Inc.	37,010	1,312,375
B. Riley Financial Inc.	75,884	1,013,810
Calamos Asset Management Inc. Class A	136,952	934,013
Cowen Group Inc. Class Aa,b	773,813	2,808,941
FBR & Co.	48,757	645,543
Fifth Street Asset Management Inc.	7,457	41,088
GAIN Capital Holdings Inc.	253,483	1,566,525
GAMCO Investors Inc. Class A	28,196	802,740
Greenhill & Co. Inc.	58,783	1,385,515
INTL. FCStone Inc.[a]	120,989	4,700,423
Investment Technology Group Inc.	196,984	3,376,306
Janus Capital Group Inc.	1,155,102	16,182,979
KCG Holdings Inc. Class Aa,b	420,645	6,532,617
Ladenburg Thalmann Financial Services Inc.[a,b]	720,426	1,664,184
Manning & Napier Inc.	124,047	879,493
Medley Management Inc.	26,020	218,828
OM Asset Management PLC	104,275	1,450,465
Oppenheimer Holdings Inc. Class A	80,078	1,144,315
Piper Jaffray Companies[a,b]	116,292	5,616,904
PJT Partners Inc.	142,221	3,878,367
Pzena Investment Management Inc. Class A	30,393	234,026
Safeguard Scientifics Inc.[a]	162,972	2,112,117
Stifel Financial Corp.[a]	512,834	19,718,467
Value Line Inc.	3,223	52,341
Virtu Financial Inc.	13,186	197,394
Virtus Investment Partners Inc.	46,995	4,598,931
Waddell & Reed Financial Inc. Class A	573,564	10,415,922
Wins Finance Holdings Inc.[a,b]	11,761	347,773

		96,205,472
CHEMICALS — 1.86%
A Schulman Inc.	230,636	6,716,120

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
AgroFresh Solutions Inc.[a,b]	182,261	$964,161
American Vanguard Corp.	226,022	3,629,913
Calgon Carbon Corp.	404,048	6,129,408
Chemours Co. (The)	244,758	3,916,128
Chemtura Corp.[a]	249,422	8,183,536
Codexis Inc.[a]	17,498	77,691
FutureFuel Corp.	201,969	2,278,210
GCP Applied Technologies Inc.[a]	89,361	2,530,704
Hawkins Inc.	62,132	2,692,180
Ingevity Corp.[a,b]	67,607	3,116,683
Innophos Holdings Inc.	18,121	707,263
Innospec Inc.	189,015	11,494,002
KMG Chemicals Inc.	40,729	1,153,853
Koppers Holdings Inc.[a]	33,575	1,080,443
Kraton Corp.[a,b]	236,899	8,300,941
Kronos Worldwide Inc.	179,537	1,488,362
LSB Industries Inc.[a,b]	166,891	1,431,925
Minerals Technologies Inc.	128,170	9,060,337
Olin Corp.	1,322,535	27,138,418
OMNOVA Solutions Inc.[a]	128,298	1,082,835
Quaker Chemical Corp.	26,180	2,773,247
Rayonier Advanced Materials Inc.[b]	138,458	1,851,183
Stepan Co.	141,660	10,293,016
TerraVia Holdings Inc.[a,b]	638,903	1,756,983
Trecora Resources[a,b]	31,919	364,515
Tredegar Corp.	204,032	3,792,955
Tronox Ltd. Class A	516,535	4,839,933
Valhi Inc.	189,367	435,544

		129,280,489
COMMERCIAL SERVICES & SUPPLIES — 1.59%
ABM Industries Inc.	445,808	17,698,578
ACCO Brands Corp.[a]	852,023	8,213,502
ARC Document Solutions Inc.[a]	338,444	1,265,781
Brady Corp. Class A	88,064	3,047,895
Casella Waste Systems Inc. Class Aa	311,532	3,208,780
CECO Environmental Corp.	236,596	2,668,803
CompX International Inc.	13,300	154,014
Ennis Inc.	205,265	3,458,715
Essendant Inc.	298,173	6,118,510
G&K Services Inc. Class A	37,990	3,627,665
Heritage-Crystal Clean Inc.[a]	50,086	665,142
InnerWorkings Inc.[a]	25,370	238,985
Interface Inc.	60,995	1,018,007
Kimball International Inc. Class B	47,992	621,016
McGrath RentCorp	188,223	5,968,551
Mobile Mini Inc.	93,114	2,812,043
MSA Safety Inc.	79,381	4,607,273
NL Industries Inc.[a]	70,713	277,902
Quad/Graphics Inc.	109,702	2,931,237
SP Plus Corp.[a]	7,761	198,449
Team Inc.[a,b]	15,607	510,505
Tetra Tech Inc.	387,062	13,729,089
TRC Companies Inc.[a]	154,022	1,335,371
UniFirst Corp./MA	109,307	14,413,221
Viad Corp.	69,567	2,564,935
VSE Corp.	69,813	2,372,944
West Corp.	295,926	6,534,046

		110,260,959
COMMUNICATIONS EQUIPMENT — 1.57%
ADTRAN Inc.	139,555	2,671,083
Applied Optoelectronics Inc.[a,b]	133,945	2,974,919

Security	Shares	Value
Bel Fuse Inc. Class B	75,602	$1,825,032
Black Box Corp.	121,859	1,693,840
Calix Inc.[a]	333,234	2,449,270
Comtech Telecommunications Corp.	182,478	2,337,543
Digi International Inc.[a]	209,592	2,389,349
EMCORE Corp.	194,449	1,108,359
Finisar Corp.[a,b]	858,484	25,582,823
Harmonic Inc.[a,b]	615,766	3,651,492
Infinera Corp.[a,b]	340,300	3,072,909
Ixia[a,b]	514,800	6,435,000
KVH Industries Inc.[a,b]	125,553	1,106,122
NETGEAR Inc.[a]	87,860	5,314,651
NetScout Systems Inc.[a,b]	715,603	20,931,388
Oclaro Inc.[a,b]	127,265	1,088,116
ShoreTel Inc.[a]	413,925	3,311,400
Silicom Ltd.	33,966	1,406,192
Sonus Networks Inc.[a]	333,525	2,594,825
ViaSat Inc.[a,b]	45,615	3,405,160
Viavi Solutions Inc.[a]	1,877,039	13,871,318

		109,220,791
CONSTRUCTION & ENGINEERING — 0.71%
Aegion Corp.[a,b]	280,617	5,351,366
Ameresco Inc. Class Aa	169,299	890,513
EMCOR Group Inc.	402,921	24,022,150
Granite Construction Inc.	77,033	3,831,621
Great Lakes Dredge & Dock Corp.[a]	433,736	1,518,076
HC2 Holdings Inc.[a,b]	273,687	1,491,594
IES Holdings Inc.[a,b]	6,837	121,630
Layne Christensen Co.[a,b]	148,580	1,264,416
MYR Group Inc.[a]	120,561	3,628,886
NV5 Global Inc.[a]	15,863	512,534
Orion Group Holdings Inc.[a,b]	200,735	1,375,035
Tutor Perini Corp.[a,b]	255,913	5,494,452

		49,502,273
CONSTRUCTION MATERIALS — 0.01%
U.S. Lime & Minerals Inc.	14,579	962,214

		962,214
CONSUMER FINANCE — 0.82%
Encore Capital Group Inc.[a,b]	179,174	4,027,831
Enova International Inc.[a,b]	214,566	2,076,999
Ezcorp Inc. Class Aa	405,719	4,487,252
FirstCash Inc.	159,431	7,506,011
Green Dot Corp. Class Aa,b	282,763	6,520,515
LendingClub Corp.[a]	1,458,142	9,011,318
Nelnet Inc. Class A	162,234	6,549,387
PRA Group Inc.[a]	368,430	12,725,572
Regional Management Corp.[a]	78,720	1,704,288
World Acceptance Corp.[a,b]	48,995	2,402,715

		57,011,888
CONTAINERS & PACKAGING — 0.21%
Greif Inc.	46,260	2,802,894
Greif Inc. Class A	204,775	10,154,792
UFP Technologies Inc.[a]	52,566	1,392,999

		14,350,685

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
DISTRIBUTORS — 0.02%
Weyco Group Inc.	49,944	$1,341,995

		1,341,995
DIVERSIFIED CONSUMER SERVICES — 0.73%
American Public Education Inc.[a,b]	125,133	2,478,885
Apollo Education Group Inc.[a]	684,586	5,442,459
Ascent Capital Group Inc. Class Aa,b	82,800	1,918,476
Bridgepoint Education Inc.[a]	147,519	1,013,455
Cambium Learning Group Inc.[a,b]	111,969	607,992
Capella Education Co.	6,581	381,961
Career Education Corp.[a,b]	535,969	3,639,229
Carriage Services Inc.	10,275	243,004
Chegg Inc.[a]	372,819	2,643,287
DeVry Education Group Inc.[b]	500,210	11,534,843
Houghton Mifflin Harcourt Co.[a,b]	329,491	4,418,474
K12 Inc.[a]	271,598	3,897,431
Liberty Tax Inc.	11,122	142,139
Regis Corp.[a]	297,541	3,734,140
Sotheby’s	168,205	6,395,154
Strayer Education Inc.[a,b]	47,272	2,206,657
Weight Watchers International Inc.[a,b]	17,337	178,918

		50,876,504
DIVERSIFIED FINANCIAL SERVICES — 0.22%
BBX Capital Corp.[a]	24,325	501,825
FNFV Group[a,b]	527,002	6,576,985
Marlin Business Services Corp.	67,276	1,303,809
NewStar Financial Inc.[a,b]	198,607	1,928,474
On Deck Capital Inc.[a]	388,539	2,214,672
PICO Holdings Inc.[a,b]	161,637	1,905,700
Tiptree Financial Inc.[b]	187,389	1,113,091

		15,544,556
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.66%
ATN International Inc.	84,612	5,503,164
Cincinnati Bell Inc.[a]	1,684,979	6,874,714
Consolidated Communications Holdings Inc.	123,047	3,105,706
Fairpoint Communications Inc.[a]	35,854	538,886
Globalstar Inc.[a,b]	1,142,220	1,382,086
Hawaiian Telcom Holdco Inc.[a]	49,821	1,115,492
IDT Corp. Class B	58,153	1,002,558
Intelsat SAa,b	261,237	707,952
Iridium Communications Inc.[a,b]	662,561	5,373,370
Lumos Networks Corp.[a]	139,683	1,955,562
ORBCOMM Inc.[a,b]	47,447	486,332
pdvWireless Inc.[a,b]	79,200	1,813,680
Vonage Holdings Corp.[a]	1,358,148	8,977,358
Windstream Holdings Inc.[b]	679,332	6,827,287

		45,664,147
ELECTRIC UTILITIES — 2.21%
ALLETE Inc.	396,785	23,656,322
El Paso Electric Co.	323,276	15,119,619
Empire District Electric Co. (The)	353,390	12,064,735
Genie Energy Ltd. Class B	105,196	620,656
IDACORP Inc.	403,209	31,563,200
MGE Energy Inc.	151,340	8,552,223
Otter Tail Corp.	303,974	10,514,461

Security	Shares	Value
PNM Resources Inc.	639,264	$20,916,718
Portland General Electric Co.	714,166	30,416,330

		153,424,264
ELECTRICAL EQUIPMENT — 0.69%
American Superconductor Corp.[a,b]	100,346	703,425
Atkore International Group Inc.[a]	39,419	738,712
Babcock & Wilcox Enterprises Inc.[a,b]	366,412	6,045,798
Encore Wire Corp.	162,170	5,962,991
EnerSys	245,418	16,980,471
FuelCell Energy Inc.[a,b]	235,011	1,273,760
General Cable Corp.	29,953	448,696
LSI Industries Inc.	166,988	1,875,275
Plug Power Inc.[a,b]	542,564	927,784
Powell Industries Inc.	70,047	2,805,382
Power Solutions International Inc.[a,b]	8,918	91,410
Preformed Line Products Co.	20,469	863,178
Sunrun Inc.[a,b]	508,586	3,204,092
Thermon Group Holdings Inc.[a,b]	256,854	5,072,867
TPI Composites Inc.[a]	44,666	949,599
Vicor Corp.[a]	14,145	164,082

		48,107,522
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.27%
Agilysys Inc.[a]	109,813	1,221,121
Anixter International Inc.[a]	231,751	14,947,939
AVX Corp.	373,639	5,152,482
Benchmark Electronics Inc.[a]	395,871	9,876,981
Control4 Corp.[a,b]	163,070	2,002,500
CTS Corp.	250,919	4,667,093
Daktronics Inc.	296,613	2,829,688
Electro Scientific Industries Inc.[a]	225,472	1,271,662
ePlus Inc.[a,b]	14,774	1,394,813
FARO Technologies Inc.[a,b]	99,914	3,591,908
II-VI Inc.[a]	342,648	8,336,626
Insight Enterprises Inc.[a]	293,444	9,551,602
InvenSense Inc.[a,b]	656,137	4,868,537
Kimball Electronics Inc.[a]	224,846	3,116,366
Knowles Corp.[a,b]	706,912	9,932,114
Maxwell Technologies Inc.[a,b]	258,123	1,331,915
Methode Electronics Inc.	25,548	893,414
MTS Systems Corp.	12,701	584,627
Novanta Inc.[a]	187,580	3,254,513
OSI Systems Inc.[a,b]	140,095	9,159,411
Park Electrochemical Corp.	155,519	2,701,365
PC Connection Inc.	91,844	2,426,518
Plexus Corp.[a]	266,893	12,485,255
RadiSys Corp.[a,b]	22,450	119,995
Rofin-Sinar Technologies Inc.[a]	216,540	6,968,257
Rogers Corp.[a]	94,930	5,798,324
Sanmina Corp.[a]	587,493	16,725,926
ScanSource Inc.[a]	201,325	7,348,363
SYNNEX Corp.	233,381	26,631,106
Systemax Inc.	93,891	743,617
Tech Data Corp.[a]	279,451	23,672,294
TTM Technologies Inc.[a]	581,320	6,656,114
Vishay Intertechnology Inc.	1,091,300	15,376,417
Vishay Precision Group Inc.[a]	97,780	1,567,413

		227,206,276
ENERGY EQUIPMENT & SERVICES — 1.72%
Archrock Inc.	558,193	7,301,164

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
Atwood Oceanics Inc.[b]	490,087	$4,258,856
Bristow Group Inc.	269,546	3,779,035
CARBO Ceramics Inc.	157,721	1,725,468
Dawson Geophysical Co.[a,b]	165,737	1,264,573
Era Group Inc.[a]	158,542	1,276,263
Exterran Corp.[a]	254,396	3,988,929
Fairmount Santrol Holdings Inc.[a]	626,772	5,315,027
Forum Energy Technologies Inc.[a,b]	480,464	9,542,015
Geospace Technologies Corp.[a,b]	105,680	2,058,646
Helix Energy Solutions Group Inc.[a,b]	807,834	6,567,690
Hornbeck Offshore Services Inc.[a,b]	247,964	1,363,802
Independence Contract Drilling Inc.[a,b]	245,839	1,290,655
Matrix Service Co.[a,b]	213,113	3,998,000
McDermott International Inc.[a,b]	1,935,217	9,695,437
Natural Gas Services Group Inc.[a,b]	99,790	2,453,836
Newpark Resources Inc.[a,b]	665,856	4,900,700
Oil States International Inc.[a,b]	409,349	12,923,148
Parker Drilling Co.[a,b]	980,688	2,128,093
PHI Inc. NVS[a]	89,179	1,620,382
Pioneer Energy Services Corp.[a,b]	519,722	2,099,677
RigNet Inc.[a,b]	95,305	1,441,012
SEACOR Holdings Inc.[a,b]	127,636	7,593,066
Seadrill Ltd.[a,b]	3,028,357	7,177,206
Tesco Corp.[b]	372,628	3,040,645
TETRA Technologies Inc.[a]	253,335	1,547,877
Tidewater Inc.[b]	387,766	1,093,500
Unit Corp.[a,b]	405,372	7,539,919
Willbros Group Inc.[a,b]	367,512	690,923

		119,675,544
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.64%
Acadia Realty Trust[b]	502,953	18,227,017
AG Mortgage Investment Trust Inc.[b]	224,885	3,541,939
Agree Realty Corp.[b]	182,044	9,000,255
Alexander’s Inc.	1,014	425,474
Altisource Residential Corp.[b]	420,142	4,579,548
American Assets Trust Inc.	187,179	8,119,825
Anworth Mortgage Asset Corp.	757,527	3,727,033
Apollo Commercial Real Estate Finance Inc.[b]	559,214	9,154,333
Ares Commercial Real Estate Corp.	216,720	2,730,672
Armada Hoffler Properties Inc.[b]	30,029	402,389
ARMOUR Residential REIT Inc.[b]	294,645	6,641,298
Ashford Hospitality Prime Inc.	186,627	2,631,441
Ashford Hospitality Trust Inc.[b]	628,409	3,701,329
Bluerock Residential Growth REIT Inc.[b]	151,706	1,972,178
Capstead Mortgage Corp.[b]	764,811	7,212,168
CatchMark Timber Trust Inc. Class Ab	311,526	3,641,739
CBL & Associates Properties Inc.[b]	1,349,572	16,383,804
Cedar Realty Trust Inc.	662,696	4,771,411
Chatham Lodging Trust	299,042	5,756,558
Chesapeake Lodging Trust	347,574	7,959,445
City Office REIT Inc.[b]	39,782	506,425
Colony Capital Inc.[b]	898,705	16,383,392
Colony Starwood Homes[b]	520,008	14,924,230
Community Healthcare Trust Inc.	102,093	2,237,878
CorEnergy Infrastructure Trust Inc.[b]	96,354	2,826,063
Cousins Properties Inc.[b]	1,661,430	17,345,329
CYS Investments Inc.[b]	1,213,155	10,578,712
DiamondRock Hospitality Co.[b]	1,606,353	14,617,812
Dynex Capital Inc.	361,938	2,685,580
Easterly Government Properties Inc.[b]	261,080	4,981,406
Education Realty Trust Inc.[b]	513,414	22,148,680
Farmland Partners Inc.[b]	96,198	1,077,418
FelCor Lodging Trust Inc.	140,336	902,360

Security	Shares	Value
First Industrial Realty Trust Inc.[b]	724,275	$20,439,040
First Potomac Realty Trust[b]	464,047	4,246,030
Four Corners Property Trust Inc.[b]	115,919	2,472,552
Franklin Street Properties Corp.	836,317	10,537,594
GEO Group Inc. (The)[b]	465,531	11,070,327
Getty Realty Corp.[b]	210,325	5,033,077
Gladstone Commercial Corp.[b]	179,556	3,345,128
Global Medical REIT Inc.	60,810	593,506
Global Net Lease Inc.[b]	1,365,856	11,145,385
Government Properties Income Trust[b]	449,865	10,175,946
Gramercy Property Trust[b]	2,868,299	27,650,402
Great Ajax Corp.	121,529	1,658,871
Hannon Armstrong Sustainable Infrastructure Capital Inc.	325,562	7,608,384
Healthcare Realty Trust Inc.[b]	910,811	31,022,223
Hersha Hospitality Trust[b]	313,347	5,646,513
Hudson Pacific Properties Inc.	746,948	24,552,181
Independence Realty Trust Inc.[b]	324,678	2,922,102
InfraREIT Inc.[a]	319,481	5,795,385
Invesco Mortgage Capital Inc.	900,717	13,717,920
Investors Real Estate Trust[b]	972,007	5,783,442
Kite Realty Group Trust	661,050	18,324,306
Ladder Capital Corp.	306,703	4,060,748
LaSalle Hotel Properties[b]	853,018	20,361,540
Lexington Realty Trust	1,838,210	18,933,563
LTC Properties Inc.[b]	42,075	2,187,479
Mack-Cali Realty Corp.[b]	713,688	19,426,587
Medical Properties Trust Inc.[b]	1,253,530	18,514,638
Monmouth Real Estate Investment Corp.[b]	419,936	5,992,487
Monogram Residential Trust Inc.[b]	1,347,941	14,342,092
National Storage Affiliates Trust	251,257	5,261,322
New Residential Investment Corp.	1,941,907	26,817,736
New Senior Investment Group Inc.[b]	611,250	7,053,825
New York Mortgage Trust Inc.[b]	883,207	5,316,906
New York REIT Inc.[b]	1,322,973	12,105,203
NexPoint Residential Trust Inc.	144,482	2,840,516
NorthStar Realty Europe Corp.[b]	478,613	5,240,812
One Liberty Properties Inc.[b]	106,610	2,575,698
Orchid Island Capital Inc.	152,928	1,593,510
Owens Realty Mortgage Inc.[b]	82,226	1,424,154
Parkway Properties Inc./Md	642,166	10,923,244
Pebblebrook Hotel Trust[b]	571,971	15,214,429
Pennsylvania REIT[b]	388,930	8,957,058
PennyMac Mortgage Investment Trust[c]	545,052	8,491,910
Physicians Realty Trust[b]	524,807	11,304,343
Preferred Apartment Communities Inc.	183,015	2,472,533
RAIT Financial Trust[b]	617,120	2,085,866
Ramco-Gershenson Properties Trust[b]	630,645	11,818,287
Redwood Trust Inc.[b]	610,260	8,641,282
Resource Capital Corp.	241,213	3,089,938
Retail Opportunity Investments Corp.	249,531	5,479,701
Rexford Industrial Realty Inc.	321,602	7,361,470
RLJ Lodging Trust[b]	974,719	20,498,340
Sabra Health Care REIT Inc.[b]	433,061	10,904,476
Saul Centers Inc.	8,818	587,279
Select Income REIT[b]	507,449	13,650,378
Seritage Growth Properties Class Ab	199,841	10,127,942
Silver Bay Realty Trust Corp.	266,841	4,677,723
Summit Hotel Properties Inc.[b]	693,180	9,122,249
Sunstone Hotel Investors Inc.[b]	1,737,485	22,222,433
Terreno Realty Corp.	268,790	7,394,413
Tier REIT Inc.[b]	383,108	5,915,187
UMH Properties Inc.[b]	142,045	1,693,176
United Development Funding IVb	214,941	687,811
Washington Prime Group Inc.	1,166,784	14,444,786
Washington REIT[b]	384,495	11,965,484

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
Western Asset Mortgage Capital Corp.	323,680	$3,372,746
Whitestone REIT[b]	210,440	2,920,907
Xenia Hotels & Resorts Inc.[b]	827,699	12,564,471

		878,174,133
FOOD & STAPLES RETAILING — 0.79%
Andersons Inc. (The)	215,128	7,783,331
Chefs’ Warehouse Inc. (The)[a,b]	13,322	148,407
Ingles Markets Inc. Class A	111,859	4,422,905
Natural Grocers by Vitamin Cottage Inc.[a,b]	75,720	845,035
Smart & Final Stores Inc.[a,b]	57,514	734,454
SpartanNash Co.	295,770	8,553,668
SUPERVALU Inc.[a]	2,128,652	10,621,973
United Natural Foods Inc.[a,b]	396,362	15,870,335
Village Super Market Inc. Class A	59,305	1,898,353
Weis Markets Inc.	76,759	4,068,227

		54,946,688
FOOD PRODUCTS — 1.34%
AdvancePierre Foods Holdings Inc.	63,062	1,737,989
Alico Inc.	24,717	663,899
Cal-Maine Foods Inc.[b]	56,392	2,173,348
Darling Ingredients Inc.[a,b]	956,505	12,922,382
Dean Foods Co.[b]	367,227	6,022,523
Fresh Del Monte Produce Inc.	243,644	14,594,275
John B Sanfilippo & Son Inc.	49,845	2,558,544
Landec Corp.[a,b]	164,375	2,204,269
Limoneira Co.	6,557	123,927
Omega Protein Corp.[a]	166,091	3,881,547
Sanderson Farms Inc.	160,006	15,413,378
Seaboard Corp.[a,b]	2,131	7,330,640
Seneca Foods Corp. Class Aa	53,018	1,497,228
Snyder’s-Lance Inc.	643,522	21,609,469

		92,733,418
GAS UTILITIES — 2.25%
Chesapeake Utilities Corp.	103,583	6,324,778
Delta Natural Gas Co. Inc.	56,461	1,346,595
New Jersey Resources Corp.	629,814	20,695,688
Northwest Natural Gas Co.	217,367	13,065,930
ONE Gas Inc.	416,349	25,747,022
South Jersey Industries Inc.	638,519	18,868,237
Southwest Gas Corp.	339,071	23,687,500
Spire Inc.	357,351	22,777,553
WGL Holdings Inc.	382,866	24,005,698

		156,519,001
HEALTH CARE EQUIPMENT & SUPPLIES — 1.43%
Analogic Corp.	90,269	7,997,833
AngioDynamics Inc.[a]	216,635	3,799,778
Anika Therapeutics Inc.[a,b]	22,096	1,057,294
AtriCure Inc.[a,b]	55,600	879,592
Cerus Corp.[a]	110,088	683,646
CONMED Corp.	220,822	8,846,129
CryoLife Inc.	87,798	1,542,611
Exactech Inc.[a]	84,447	2,282,602
Haemonetics Corp.[a,b]	409,304	14,820,898
Halyard Health Inc.[a]	374,569	12,982,562
ICU Medical Inc.[a]	37,416	4,728,634
Integer Holdings Corp.[a]	245,162	5,317,564

Security	Shares	Value
Invacare Corp.[b]	254,940	$2,847,680
K2M Group Holdings Inc.[a,b]	143,101	2,544,336
Meridian Bioscience Inc.	48,360	932,864
Merit Medical Systems Inc.[a]	211,995	5,149,359
Quidel Corp.[a,b]	14,240	314,562
Rockwell Medical Inc.[a,b]	38,016	254,707
RTI Surgical Inc.[a]	467,880	1,464,464
Tactile Systems Technology Inc.[a]	4,879	91,237
TransEnterix Inc.[a,b]	510,089	862,050
Wright Medical Group NVa,b	824,628	20,228,125

		99,628,527
HEALTH CARE PROVIDERS & SERVICES — 1.33%
Aceto Corp.	26,768	508,324
Addus HomeCare Corp.[a,b]	54,063	1,414,288
Almost Family Inc.[a]	49,239	1,810,518
American Renal Associates Holdings Inc.[a,b]	8,746	159,789
BioScrip Inc.[a,b]	739,404	2,136,878
Community Health Systems Inc.[a,b]	882,981	10,189,601
Genesis Healthcare Inc.[a]	155,535	415,278
Healthways Inc.[a,b]	255,559	6,762,091
Kindred Healthcare Inc.	674,862	6,897,090
LHC Group Inc.[a,b]	111,930	4,127,978
Magellan Health Inc.[a]	51,968	2,792,241
Molina Healthcare Inc.[a,b]	116,144	6,773,518
National Healthcare Corp.	89,754	5,922,866
National Research Corp. Class A	9,589	156,205
Nobilis Health Corp.[a,b]	421,410	1,411,724
Owens & Minor Inc.[b]	440,065	15,283,457
PharMerica Corp.[a]	236,899	6,649,755
Select Medical Holdings Corp.[a]	790,775	10,675,463
Surgery Partners Inc.[a,b]	63,946	1,294,267
Triple-S Management Corp. Class Ba	186,507	4,090,099
Universal American Corp.[b]	370,879	2,837,224
USMD Holdings Inc.[a,b]	17,600	398,464

		92,707,118
HEALTH CARE TECHNOLOGY — 0.07%
Cotiviti Holdings Inc.[a,b]	24,402	818,199
Evolent Health Inc.[a,b]	122,502	3,015,999
NantHealth Inc.	9,174	120,638
Vocera Communications Inc.[a]	63,540	1,073,826

		5,028,662
HOTELS, RESTAURANTS & LEISURE — 1.55%
Belmond Ltd.[a,b]	669,980	8,515,446
Biglari Holdings Inc.[a]	7,559	3,295,875
Caesars Acquisition Co. Class Aa,b	382,709	4,753,246
Caesars Entertainment Corp.[a,b]	453,178	3,376,176
Carrols Restaurant Group Inc.[a,b]	38,087	503,129
Century Casinos Inc.[a]	91,382	631,450
Cracker Barrel Old Country Store Inc.	8,513	1,125,589
Del Frisco’s Restaurant Group Inc.[a]	177,516	2,391,140
Del Taco Restaurants Inc.[a,b]	187,189	2,231,293
Denny’s Corp.[a,b]	166,291	1,777,651
DineEquity Inc.	59,301	4,696,046
El Pollo Loco Holdings Inc.[a,b]	164,330	2,068,915
Eldorado Resorts Inc.[a,b]	23,607	331,914
Empire Resorts Inc.[a,b]	24,656	499,037
Fiesta Restaurant Group Inc.[a]	39,399	945,576
Fogo De Chao Inc.[a,b]	39,834	421,045
Golden Entertainment Inc.	68,370	852,574

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
International Speedway Corp. Class A	209,978	$7,017,465
Interval Leisure Group Inc.	818,481	14,053,319
Intrawest Resorts Holdings Inc.[a,b]	130,322	2,113,823
J Alexander’s Holdings Inc.[a]	110,355	1,117,896
Jack in the Box Inc.	57,874	5,552,432
Kona Grill Inc.[a,b]	31,427	395,037
La Quinta Holdings Inc.[a]	539,603	6,032,761
Luby’s Inc.[a]	155,031	665,083
Marcus Corp. (The)	149,418	3,741,427
Marriott Vacations Worldwide Corp.	167,858	12,307,349
Monarch Casino & Resort Inc.[a]	85,823	2,160,165
Noodles & Co.[a,b]	28,630	136,279
Penn National Gaming Inc.[a]	85,275	1,157,182
Pinnacle Entertainment Inc.[a,b]	400,985	4,948,155
Red Lion Hotels Corp.[a,b]	118,292	986,555
Red Robin Gourmet Burgers Inc.[a,b]	88,552	3,979,527
Ruby Tuesday Inc.[a]	476,466	1,191,165
Speedway Motorsports Inc.	95,647	1,708,255

		107,679,977
HOUSEHOLD DURABLES — 1.48%
Bassett Furniture Industries Inc.	39,319	914,167
Beazer Homes USA Inc.[a,b]	253,722	2,958,399
Century Communities Inc.[a,b]	113,148	2,433,813
CSS Industries Inc.	69,357	1,774,152
Flexsteel Industries Inc.	52,618	2,721,403
GoPro Inc. Class Aa,b	807,558	13,470,067
Green Brick Partners Inc.[a,b]	189,546	1,565,650
Hooker Furniture Corp.	85,090	2,083,854
Hovnanian Enterprises Inc. Class Aa,b	989,385	1,672,061
KB Home[b]	522,204	8,417,929
La-Z-Boy Inc.	227,881	5,596,757
LGI Homes Inc.[a,b]	8,366	308,203
Libbey Inc.	162,265	2,896,430
Lifetime Brands Inc.	87,609	1,179,217
M/I Homes Inc.[a,b]	153,092	3,608,378
MDC Holdings Inc.	195,645	5,047,641
Meritage Homes Corp.[a]	284,242	9,863,197
NACCO Industries Inc. Class A	31,459	2,137,954
New Home Co. Inc. (The)[a,b]	82,856	884,074
TopBuild Corp.[a]	266,959	8,863,039
TRI Pointe Group Inc.[a,b]	1,119,769	14,758,555
UCP Inc. Class Aa	60,577	533,683
WCI Communities Inc.[a]	174,214	4,132,356
William Lyon Homes Class Aa,b	192,321	3,567,555
ZAGG Inc.[a,b]	199,385	1,615,019

		103,003,553
HOUSEHOLD PRODUCTS — 0.13%
Central Garden & Pet Co.[a]	71,829	1,867,554
Central Garden & Pet Co. Class Aa	234,882	5,825,074
Oil-Dri Corp. of America	40,769	1,534,545

		9,227,173
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.00%
Atlantic Power Corp.	985,935	2,435,259
Atlantica Yield PLC[b]	466,748	8,872,879
Dynegy Inc.[a,b]	934,549	11,579,062
NRG Yield Inc. Class A	279,625	4,563,480
NRG Yield Inc. Class C	507,724	8,610,999
Ormat Technologies Inc.	170,253	8,241,948
Pattern Energy Group Inc.	106,499	2,395,162

Security	Shares	Value
Talen Energy Corp.[a]	674,569	$9,342,781
TerraForm Global Inc. Class A	737,836	3,032,506
TerraForm Power Inc.[b]	699,805	9,734,288
Vivint Solar Inc.[a,b]	181,860	574,678

		69,383,042
INDUSTRIAL CONGLOMERATES — 0.04%
Raven Industries Inc.	110,991	2,556,123

		2,556,123
INSURANCE — 3.47%
Ambac Financial Group Inc.[a,b]	304,819	5,605,621
American Equity Investment Life Holding Co.	602,386	10,680,304
AMERISAFE Inc.	38,626	2,270,436
Argo Group International Holdings Ltd.	230,439	13,001,368
Atlas Financial Holdings Inc.[a]	45,083	710,959
Baldwin & Lyons Inc. Class B	73,086	1,873,194
Blue Capital Reinsurance Holdings Ltd.	46,963	860,362
Citizens Inc./TXa,b	373,889	3,499,601
CNO Financial Group Inc.	1,430,858	21,849,202
Donegal Group Inc. Class A	67,650	1,089,841
EMC Insurance Group Inc.	67,651	1,821,841
Employers Holdings Inc.	221,838	6,617,428
Enstar Group Ltd.[a]	91,038	14,973,020
FBL Financial Group Inc. Class A	78,932	5,049,280
Federated National Holding Co.	102,350	1,912,921
Fidelity & Guaranty Life[b]	96,526	2,238,438
Genworth Financial Inc. Class Aa	1,509,025	7,484,764
Global Indemnity PLC[a]	67,818	2,014,195
Greenlight Capital Re Ltd. Class Aa,b	235,863	4,821,040
Hallmark Financial Services Inc.[a,b]	113,924	1,172,278
HCI Group Inc.	69,814	2,119,553
Heritage Insurance Holdings Inc.	214,387	3,089,317
Horace Mann Educators Corp.	324,522	11,893,731
Independence Holding Co.	56,565	971,787
Infinity Property & Casualty Corp.	86,422	7,141,050
Investors Title Co.	11,561	1,150,319
James River Group Holdings Ltd.	114,227	4,135,017
Kemper Corp.	317,150	12,470,338
Kinsale Capital Group Inc.	45,059	991,298
Maiden Holdings Ltd.	410,755	5,212,481
MBIA Inc.[a,b]	1,052,904	8,202,122
National General Holdings Corp.	161,436	3,590,337
National Interstate Corp.	45,907	1,493,355
National Western Life Group Inc.	18,104	3,718,018
Navigators Group Inc. (The)	89,840	8,707,293
OneBeacon Insurance Group Ltd. Class A	161,167	2,301,465
RLI Corp.	53,985	3,690,415
Safety Insurance Group Inc.	106,045	7,128,345
Selective Insurance Group Inc.	390,726	15,574,338
State Auto Financial Corp.	124,591	2,966,512
State National Companies Inc.	226,564	2,519,392
Stewart Information Services Corp.	158,591	7,049,370
Third Point Reinsurance Ltd.[a,b]	490,715	5,888,580
United Fire Group Inc.	172,947	7,319,117
United Insurance Holdings Corp.[b]	38,185	648,381
Universal Insurance Holdings Inc.	69,220	1,744,344

		241,262,368
INTERNET & DIRECT MARKETING RETAIL — 0.09%
1-800-Flowers.com Inc. Class Aa,b	150,623	1,381,213
FTD Companies Inc.[a]	139,782	2,875,316

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
Gaia Inc.[a,b]	32,617	$234,842
Lands’ End Inc.[a,b]	120,446	1,746,467

		6,237,838
INTERNET SOFTWARE & SERVICES — 0.49%
Actua Corp.[a,b]	289,262	3,745,943
Autobytel Inc.[a]	47,536	846,141
Bankrate Inc.[a,b]	381,162	3,232,254
Bazaarvoice Inc.[a,b]	662,119	3,913,123
Blucora Inc.[a]	250,333	2,803,730
ChannelAdvisor Corp.[a,b]	12,855	166,215
Everyday Health Inc.[a]	155,617	1,196,695
Global Sources Ltd.[a,b]	65,709	557,212
IntraLinks Holdings Inc.[a,b]	314,611	3,164,987
Limelight Networks Inc.[a]	591,611	1,106,313
Liquidity Services Inc.[a]	201,970	2,270,143
Marchex Inc. Class Ba	265,983	736,773
MeetMe Inc.[a,b]	46,008	285,250
Monster Worldwide Inc.[a]	703,791	2,540,685
Numerex Corp. Class Aa	91,402	711,108
QuinStreet Inc.[a]	291,261	879,608
RealNetworks Inc.[a,b]	187,075	834,354
Reis Inc.	24,199	495,111
RetailMeNot Inc.[a,b]	309,544	3,061,390
Rightside Group Ltd.[a]	96,967	882,400
TechTarget Inc.[a]	90,322	727,995

		34,157,430
IT SERVICES — 1.02%
Acxiom Corp.[a,b]	316,577	8,436,777
CACI International Inc. Class Aa	194,319	19,606,787
Cass Information Systems Inc.	34,880	1,975,952
Convergys Corp.	351,512	10,692,995
Datalink Corp.[a]	152,939	1,622,683
EVERTEC Inc.	94,193	1,580,559
ManTech International Corp./VA Class A	197,821	7,455,873
MoneyGram International Inc.[a]	240,211	1,705,498
NCI Inc. Class A	48,201	557,686
NeuStar Inc. Class Aa,b	28,096	747,073
Perficient Inc.[a]	82,324	1,658,829
PFSweb Inc.[a,b]	7,957	71,056
ServiceSource International Inc.[a,b]	189,230	923,442
Sykes Enterprises Inc.[a]	309,899	8,717,459
Travelport Worldwide Ltd.	238,681	3,587,375
Unisys Corp.[a,b]	134,891	1,313,838

		70,653,882
LEISURE PRODUCTS — 0.16%
Arctic Cat Inc.	62,139	962,533
Callaway Golf Co.	475,206	5,517,142
Escalade Inc.	83,924	1,070,870
JAKKS Pacific Inc.[a]	126,315	1,091,362
Johnson Outdoors Inc. Class A	39,608	1,440,543
Performance Sports Group Ltd.[a,b]	312,007	1,266,748

		11,349,198
LIFE SCIENCES TOOLS & SERVICES — 0.10%
Accelerate Diagnostics Inc.[a,b]	12,135	330,800
Albany Molecular Research Inc.[a,b]	111,982	1,848,823
Enzo Biochem Inc.[a]	20,135	102,487

Security	Shares	Value
Luminex Corp.[a,b]	185,220	$4,208,198
Medpace Holdings Inc.[a]	18,700	558,382

		7,048,690
MACHINERY — 3.28%
Actuant Corp. Class A	245,234	5,699,238
Alamo Group Inc.	58,543	3,857,398
Albany International Corp. Class A	194,987	8,263,549
Altra Industrial Motion Corp.	35,991	1,042,659
American Railcar Industries Inc.[b]	62,590	2,595,607
Astec Industries Inc.	82,386	4,932,450
Barnes Group Inc.	401,936	16,298,505
Blue Bird Corp.[a,b]	38,406	561,112
Briggs & Stratton Corp.	340,564	6,351,519
Chart Industries Inc.[a,b]	244,935	8,041,216
CIRCOR International Inc.	131,998	7,861,801
Columbus McKinnon Corp./NY	156,454	2,791,139
Douglas Dynamics Inc.	27,062	864,360
Dynamic Materials Corp.	114,977	1,225,655
ESCO Technologies Inc.	203,250	9,434,865
ExOne Co. (The)[a,b]	77,483	1,179,291
Federal Signal Corp.	481,157	6,380,142
Franklin Electric Co. Inc.	23,880	972,155
FreightCar America Inc.	98,901	1,422,196
Gencor Industries Inc.[a,b]	65,869	789,111
Global Brass & Copper Holdings Inc.	16,243	469,260
Gorman-Rupp Co. (The)	19,716	504,927
Graham Corp.	77,078	1,472,190
Greenbrier Companies Inc. (The)	217,275	7,669,807
Hardinge Inc.	93,029	1,035,413
Harsco Corp.	646,436	6,419,109
Hurco Companies Inc.	50,951	1,430,195
Hyster-Yale Materials Handling Inc.	52,477	3,155,442
Joy Global Inc.	787,361	21,841,394
Kadant Inc.	70,865	3,692,775
Kennametal Inc.	631,081	18,313,971
Lindsay Corp.[b]	11,453	847,293
Manitowoc Co. Inc. (The)	1,021,214	4,891,615
Meritor Inc.[a,b]	659,364	7,338,721
Milacron Holdings Corp.[a,b]	17,405	277,784
Miller Industries Inc./TN	82,148	1,872,153
Mueller Industries Inc.	130,606	4,234,247
Navistar International Corp.[a,b]	371,743	8,509,197
NN Inc.	210,985	3,850,476
Rexnord Corp.[a]	153,882	3,294,614
SPX Corp.[a]	333,277	6,712,199
SPX FLOW Inc.[a]	282,588	8,737,621
Standex International Corp.	23,873	2,217,085
Sun Hydraulics Corp.	19,386	625,586
Supreme Industries Inc. Class A	44,974	867,998
Tennant Co.	8,689	563,047
Titan International Inc.	355,949	3,602,204
TriMas Corp.[a,b]	361,296	6,723,719
Wabash National Corp.[a,b]	378,662	5,392,147
Watts Water Technologies Inc. Class A	15,818	1,025,639

		228,151,796
MARINE — 0.16%
Costamare Inc.[b]	214,097	1,956,847
Matson Inc.	192,054	7,659,113
Scorpio Bulkers Inc.[a,b]	448,699	1,552,499

		11,168,459

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
MEDIA — 2.06%
AMC Entertainment Holdings Inc. Class A	159,958	$4,973,094
Carmike Cinemas Inc.[a]	66,305	2,167,510
Daily Journal Corp.[a,b]	3,024	662,256
Entercom Communications Corp. Class A	208,977	2,704,162
Eros International PLC[a,b]	236,771	3,627,332
EW Scripps Co. (The) Class Aa	476,538	7,576,954
Gannett Co. Inc.	941,395	10,957,838
Global Eagle Entertainment Inc.[a,b]	349,595	2,905,134
Gray Television Inc.[a]	194,293	2,012,876
Hemisphere Media Group Inc.[a,b]	6,704	85,476
Liberty Braves Group Class Aa	70,180	1,224,641
Liberty Braves Group Class Ca,b	235,793	4,098,082
Liberty Media Group LLC Class Aa,b	152,946	4,381,903
Liberty Media Group LLC Class Ca,b	307,410	8,650,517
MDC Partners Inc. Class A	285,640	3,062,061
Media General Inc.[a,b]	872,448	16,079,217
Meredith Corp.	253,126	13,160,021
MSG Networks Inc. Class Aa,b	316,541	5,890,828
National CineMedia Inc.	492,830	7,254,458
New Media Investment Group Inc.	260,828	4,042,834
New York Times Co. (The) Class A	996,152	11,904,016
Radio One Inc. Class Da,b	19,792	59,970
Reading International Inc. Class Aa	104,011	1,388,547
Saga Communications Inc. Class A	29,026	1,316,039
Salem Media Group Inc. Class A	88,525	520,527
Scholastic Corp.	216,400	8,517,504
Time Inc.	822,607	11,911,349
Townsquare Media Inc. Class Aa,b	65,481	611,593
tronc Inc.	86,784	1,464,914

		143,211,653
METALS & MINING — 2.00%
AK Steel Holding Corp.[a,b]	1,897,751	9,166,137
Allegheny Technologies Inc.[b]	867,468	15,675,147
Ampco-Pittsburgh Corp.	68,099	755,218
Carpenter Technology Corp.	369,961	15,264,591
Century Aluminum Co.[a,b]	376,097	2,613,874
Cliffs Natural Resources Inc.[a]	1,761,017	10,301,949
Coeur Mining Inc.[a,b]	342,262	4,048,960
Commercial Metals Co.	919,070	14,879,743
Ferroglobe PLC	525,930	4,749,148
Gerber Scientific Inc. Escrow[a]	173,399	1,734
Gold Resource Corp.	83,727	621,254
Handy & Harman Ltd.[a]	23,444	493,262
Haynes International Inc.	99,621	3,696,935
Hecla Mining Co.	3,051,211	17,391,903
Kaiser Aluminum Corp.	78,773	6,813,077
Materion Corp.	159,820	4,908,072
Olympic Steel Inc.	74,605	1,648,771
Ryerson Holding Corp.[a,b]	103,094	1,163,931
Schnitzer Steel Industries Inc. Class A	209,143	4,371,089
Stillwater Mining Co.[a,b]	978,345	13,070,689
SunCoke Energy Inc.	518,143	4,155,507
TimkenSteel Corp.	317,727	3,320,247

		139,111,238
MORTGAGE REAL ESTATE INVESTMENT — 0.09%
MTGE Investment Corp.	368,965	6,342,508

		6,342,508

Security	Shares	Value
MULTI-UTILITIES — 1.05%
Avista Corp.	506,128	$21,151,089
Black Hills Corp.[b]	411,874	25,214,926
NorthWestern Corp.	389,009	22,379,688
Unitil Corp.	111,180	4,342,691

		73,088,394
MULTILINE RETAIL — 0.08%
Fred’s Inc. Class A	268,461	2,432,257
Sears Holdings Corp.[a,b]	74,751	856,646
Tuesday Morning Corp.[a]	361,827	2,163,726

		5,452,629
OIL, GAS & CONSUMABLE FUELS — 3.56%
Abraxas Petroleum Corp.[a,b]	578,254	977,249
Adams Resources & Energy Inc.	17,173	675,242
Alon USA Energy Inc.	255,890	2,062,473
Ardmore Shipping Corp.	229,539	1,615,955
Bill Barrett Corp.[a,b]	396,299	2,203,423
California Resources Corp.[b]	254,290	3,178,625
Clayton Williams Energy Inc.[a,b]	47,933	4,095,396
Clean Energy Fuels Corp.[a,b]	708,521	3,167,089
Cobalt International Energy Inc.[a,b]	3,276,439	4,062,784
Contango Oil & Gas Co.[a]	181,234	1,852,212
CVR Energy Inc.	121,416	1,671,898
Delek U.S. Holdings Inc.	493,475	8,532,183
Denbury Resources Inc.	2,814,527	9,090,922
DHT Holdings Inc.	734,987	3,079,596
Dorian LPG Ltd.[a,b]	199,858	1,199,148
Earthstone Energy Inc.[a]	20,880	179,568
Eclipse Resources Corp.[a,b]	465,219	1,530,571
EP Energy Corp. Class Aa,b	316,197	1,384,943
Erin Energy Corp.[a,b]	117,675	276,536
EXCO Resources Inc.[a,b]	1,145,839	1,226,048
Frontline Ltd./Bermuda[b]	519,829	3,727,174
GasLog Ltd.[b]	328,597	4,781,086
Gener8 Maritime Inc.[a,b]	318,463	1,630,531
Golar LNG Ltd.	710,700	15,066,840
Green Plains Inc.	290,195	7,603,109
Jones Energy Inc. Class Aa,b	452,166	1,609,711
Navios Maritime Acquisition Corp.	646,320	872,532
Nordic American Tankers Ltd.[b]	695,934	7,035,893
Northern Oil and Gas Inc.[a,b]	379,816	1,017,907
Oasis Petroleum Inc.[a,b]	1,422,447	16,315,467
Overseas Shipholding Group Inc.	307,234	3,247,463
Pacific Ethanol Inc.[a,b]	233,930	1,616,456
Panhandle Oil and Gas Inc. Class A	62,273	1,091,646
Par Pacific Holdings Inc.[a,b]	158,405	2,071,941
PDC Energy Inc.[a,b]	445,139	29,851,021
PetroCorp Inc. Escrow[a]	19,086	—
Renewable Energy Group Inc.[a,b]	289,636	2,453,217
REX American Resources Corp.[a,b]	45,533	3,859,377
Ring Energy Inc.[a,b]	288,194	3,155,724
RSP Permian Inc.[a,b]	628,139	24,359,230
Sanchez Energy Corp.[a,b]	268,029	2,369,376
Scorpio Tankers Inc.	1,310,041	6,065,490
SemGroup Corp. Class A	423,384	14,970,858
Ship Finance International Ltd.[b]	479,967	7,069,914
Synergy Resources Corp.[a]	1,315,637	9,117,364
Teekay Corp.	389,842	3,005,682
Teekay Tankers Ltd. Class A	940,040	2,378,301

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
W&T Offshore Inc.[a,b]	295,993	$520,948
Western Refining Inc.	644,519	17,053,973
Westmoreland Coal Co.[a,b]	151,008	1,337,931

		247,318,023
PAPER & FOREST PRODUCTS — 0.43%
Boise Cascade Co.[a,b]	44,855	1,139,317
KapStone Paper and Packaging Corp.	644,864	12,200,827
Louisiana-Pacific Corp.[a]	79,858	1,503,726
PH Glatfelter Co.	348,026	7,545,204
Schweitzer-Mauduit International Inc.	195,915	7,554,482

		29,943,556
PERSONAL PRODUCTS — 0.35%
Avon Products Inc.	2,769,329	15,674,402
Inter Parfums Inc.	77,917	2,514,382
Nature’s Sunshine Products Inc.	71,133	1,138,128
Nutraceutical International Corp.[a,b]	66,299	2,071,181
Revlon Inc. Class Aa	66,734	2,454,476
Synutra International Inc.[a,b]	122,074	520,035

		24,372,604
PHARMACEUTICALS — 0.25%
Aratana Therapeutics Inc.[a,b]	22,134	207,174
Clearside Biomedical Inc.[a]	13,115	227,545
Egalet Corp.[a,b]	136,922	1,041,976
Endocyte Inc.[a,b]	290,721	898,328
Flex Pharma Inc.[a,b]	13,157	154,989
Innoviva Inc.[b]	74,861	822,722
Lannett Co. Inc.[a,b]	222,056	5,900,028
Medicines Co. (The)[a,b]	47,210	1,781,705
Neos Therapeutics Inc.[a,b]	9,803	64,504
Omeros Corp.[a,b]	121,443	1,355,304
Phibro Animal Health Corp.	10,061	273,458
Tetraphase Pharmaceuticals Inc.[a,b]	299,291	1,146,285
TherapeuticsMD Inc.[a,b]	79,322	540,183
Titan Pharmaceuticals Inc.[a,b]	10,112	59,459
WaVe Life Sciences Ltd.[a,b]	11,467	372,334
Zogenix Inc.[a,b]	200,993	2,297,350

		17,143,344
PROFESSIONAL SERVICES — 1.06%
Acacia Research Corp.[b]	356,709	2,325,743
CBIZ Inc.[a]	394,874	4,418,640
Cogint Inc.[a,b]	121,426	618,058
CRA International Inc.[a]	64,663	1,719,389
Franklin Covey Co.[a,b]	18,580	330,910
FTI Consulting Inc.[a]	302,908	13,497,580
Heidrick & Struggles International Inc.	147,594	2,737,869
Hill International Inc.[a,b]	146,809	676,789
Huron Consulting Group Inc.[a,b]	150,246	8,978,701
ICF International Inc.[a,b]	144,706	6,413,370
Kelly Services Inc. Class A	234,835	4,513,529
Korn/Ferry International	188,185	3,951,885
Navigant Consulting Inc.[a]	381,129	7,706,428
Resources Connection Inc.	285,025	4,258,273
RPX Corp.[a]	397,737	4,251,809
TrueBlue Inc.[a]	316,210	7,165,319

		73,564,292

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
Alexander & Baldwin Inc.	175,164	$6,729,801
AV Homes Inc.[a,b]	70,510	1,173,286
Consolidated-Tomoka Land Co.	3,821	195,597
Forestar Group Inc.[a,b]	249,686	2,923,823
FRP Holdings Inc.[a]	51,229	1,591,685
Griffin Industrial Realty Inc.	5,819	184,404
Kennedy-Wilson Holdings Inc.	331,656	7,478,843
RE/MAX Holdings Inc. Class A	142,390	6,233,834
St. Joe Co. (The)[a,b]	360,497	6,625,935
Stratus Properties Inc.[a,b]	50,258	1,226,295
Tejon Ranch Co.[a,b]	112,203	2,728,777
Trinity Place Holdings Inc.[a,b]	140,739	1,376,428

		38,468,708
ROAD & RAIL — 0.47%
ArcBest Corp.	197,709	3,760,425
Celadon Group Inc.	221,475	1,935,692
Covenant Transportation Group Inc. Class Aa,b	96,080	1,857,226
Knight Transportation Inc.	38,718	1,110,819
Marten Transport Ltd.	184,159	3,867,339
PAM Transportation Services Inc.[a]	19,030	380,981
Roadrunner Transportation Systems Inc.[a]	247,451	1,974,659
Saia Inc.[a,b]	202,109	6,055,186
Universal Logistics Holdings Inc.	22,863	306,821
USA Truck Inc.[a,b]	66,950	685,568
Werner Enterprises Inc.	357,621	8,321,841
YRC Worldwide Inc.[a,b]	206,363	2,542,392

		32,798,949
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.66%
Advanced Energy Industries Inc.[a]	16,862	797,910
Advanced Micro Devices Inc.[a,b]	3,117,038	21,538,733
Alpha & Omega Semiconductor Ltd.[a]	145,938	3,169,773
Ambarella Inc.[a,b]	152,885	11,253,865
Amkor Technology Inc.[a]	757,033	7,358,361
Axcelis Technologies Inc.[a]	234,980	3,120,534
Brooks Automation Inc.	544,891	7,415,966
Cabot Microelectronics Corp.	163,455	8,648,404
Cavium Inc.[a]	66,396	3,864,247
Cohu Inc.	213,646	2,508,204
Diodes Inc.[a]	305,566	6,520,778
DSP Group Inc.[a]	175,063	2,102,507
Entegris Inc.[a,b]	422,498	7,359,915
Exar Corp.[a]	271,720	2,529,713
FormFactor Inc.[a,b]	236,092	2,561,598
GigPeak Inc.[a]	437,776	1,028,774
Impinj Inc.[a]	17,290	646,992
Intersil Corp. Class A	1,073,330	23,538,127
IXYS Corp.	203,397	2,450,934
Kopin Corp.[a]	494,932	1,078,952
MKS Instruments Inc.	403,003	20,041,339
Nanometrics Inc.[a]	38,913	869,316
NeoPhotonics Corp.[a,b]	207,141	3,384,684
NVE Corp.	19,967	1,176,855
PDF Solutions Inc.[a]	16,176	293,918
Photronics Inc.[a,b]	524,022	5,402,667
Rambus Inc.[a]	649,131	8,114,137
Rudolph Technologies Inc.[a,b]	239,984	4,257,316
Sigma Designs Inc.[a]	289,983	2,258,968
Tessera Technologies Inc.	136,553	5,249,097

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
Ultra Clean Holdings Inc.[a]	260,361	$1,929,275
Ultratech Inc.[a]	159,359	3,678,006
Veeco Instruments Inc.[a,b]	318,852	6,259,065
Xcerra Corp.[a,b]	427,365	2,589,832

		184,998,762
SOFTWARE — 1.17%
Bottomline Technologies de Inc.[a]	44,295	1,032,516
Digimarc Corp.[a]	5,733	219,861
EnerNOC Inc.[a,b]	37,155	201,009
Epiq Systems Inc.	111,125	1,832,451
Glu Mobile Inc.[a,b]	833,496	1,867,031
Mentor Graphics Corp.	855,799	22,627,326
MicroStrategy Inc. Class Aa	35,707	5,978,780
Park City Group Inc.[a,b]	7,378	87,060
Progress Software Corp.[a]	345,224	9,390,093
QAD Inc. Class A	76,640	1,715,203
Rosetta Stone Inc.[a,b]	35,758	303,228
Rubicon Project Inc. (The)[a]	183,967	1,523,247
SecureWorks Corp. Class Aa,b	33,143	414,619
Silver Spring Networks Inc.[a,b]	16,450	233,261
Tangoe Inc.[a,b]	223,305	1,842,266
Telenav Inc.[a]	268,080	1,536,098
TiVo Corp.[a]	568,422	11,072,861
VASCO Data Security International Inc.[a,b]	23,343	411,070
Verint Systems Inc.[a,b]	496,086	18,667,716

		80,955,696
SPECIALTY RETAIL — 2.69%
Aaron’s Inc.	525,434	13,356,532
Abercrombie & Fitch Co. Class A	545,007	8,660,161
America’s Car-Mart Inc./TXa,b	63,608	2,314,695
American Eagle Outfitters Inc.	133,407	2,382,649
Ascena Retail Group Inc.[a,b]	918,185	5,132,654
At Home Group Inc.[a]	40,700	616,605
Barnes & Noble Education Inc.[a,b]	321,342	3,075,243
Barnes & Noble Inc.	507,274	5,732,196
Big 5 Sporting Goods Corp.	144,362	1,966,210
Boot Barn Holdings Inc.[a,b]	109,304	1,243,880
Buckle Inc. (The)[b]	152,494	3,664,431
Build-A-Bear Workshop Inc.[a,b]	103,753	1,074,881
Caleres Inc.	342,808	8,669,614
Cato Corp. (The) Class A	166,028	5,460,661
Chico’s FAS Inc.	108,252	1,288,199
Citi Trends Inc.	116,181	2,315,487
Conn’s Inc.[a,b]	164,152	1,694,049
Container Store Group Inc. (The)[a]	89,640	449,993
Destination XL Group Inc.[a,b]	91,859	397,750
DSW Inc. Class A	538,138	11,021,066
Express Inc.[a,b]	595,932	7,026,038
Finish Line Inc. (The) Class A	232,337	5,362,338
Genesco Inc.[a,b]	145,272	7,911,513
Group 1 Automotive Inc.	127,985	8,175,682
Guess? Inc.	489,452	7,150,894
Haverty Furniture Companies Inc.	150,224	3,010,489
Hibbett Sports Inc.[a,b]	38,590	1,539,741
Kirkland’s Inc.[a]	67,388	820,786
Lumber Liquidators Holdings Inc.[a,b]	211,084	4,152,022
MarineMax Inc.[a,b]	88,404	1,852,064
Office Depot Inc.	4,421,390	15,784,362
Party City Holdco Inc.[a]	121,437	2,079,001
Pier 1 Imports Inc.	550,077	2,332,327
Rent-A-Center Inc./TX	416,427	5,263,637

Security	Shares	Value
Restoration Hardware Holdings Inc.[a,b]	309,594	$10,705,761
Sears Hometown and Outlet Stores Inc.[a,b]	90,104	444,213
Shoe Carnival Inc.	115,200	3,071,232
Sonic Automotive Inc. Class A	223,884	4,209,019
Sportsman’s Warehouse Holdings Inc.[a,b]	14,154	148,900
Stage Stores Inc.[b]	211,267	1,185,208
Tailored Brands Inc.	273,303	4,290,857
Tilly’s Inc. Class Aa	93,100	874,209
Vitamin Shoppe Inc.[a,b]	181,765	4,880,390
West Marine Inc.[a]	152,132	1,258,132
Zumiez Inc.[a,b]	145,966	2,627,388

		186,673,159
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.34%
Avid Technology Inc.[a,b]	87,259	692,836
CPI Card Group Inc.[b]	104,265	629,761
Diebold Inc.	363,782	9,018,156
Eastman Kodak Co.[a,b]	21,664	324,960
Immersion Corp.[a,b]	159,462	1,301,210
Silicon Graphics International Corp.[a]	50,172	386,324
Stratasys Ltd.[a,b]	207,981	5,010,262
Super Micro Computer Inc.[a]	244,250	5,708,123
USA Technologies Inc.[a]	36,160	202,677

		23,274,309
TEXTILES, APPAREL & LUXURY GOODS — 0.82%
Deckers Outdoor Corp.[a,b]	241,358	14,372,869
Delta Apparel Inc.[a]	58,778	967,486
Fossil Group Inc.[a,b]	335,644	9,320,834
G-III Apparel Group Ltd.[a,b]	70,419	2,052,714
Iconix Brand Group Inc.[a,b]	344,300	2,795,716
Movado Group Inc.	125,066	2,686,418
Perry Ellis International Inc.[a]	101,916	1,964,940
Sequential Brands Group Inc.[a,b]	317,678	2,541,424
Unifi Inc.[a,b]	125,742	3,700,587
Vera Bradley Inc.[a,b]	51,380	778,407
Vince Holding Corp.[a,b]	160,210	903,584
Wolverine World Wide Inc.	653,446	15,048,861

		57,133,840
THRIFTS & MORTGAGE FINANCE — 3.72%
Astoria Financial Corp.	737,301	10,764,595
Bank Mutual Corp.	328,902	2,525,967
BankFinancial Corp.	124,266	1,578,178
Bear State Financial Inc.	142,314	1,307,866
Beneficial Bancorp. Inc.	561,899	8,265,534
BofI Holding Inc.[a,b]	30,090	674,016
BSB Bancorp. Inc./MAa,b	63,960	1,498,583
Capitol Federal Financial Inc.	1,020,033	14,351,864
Charter Financial Corp./MD	111,413	1,434,999
Clifton Bancorp. Inc.[b]	176,296	2,695,566
Dime Community Bancshares Inc.	250,469	4,197,860
ESSA Bancorp. Inc.	64,997	898,909
EverBank Financial Corp.	822,853	15,930,434
Federal Agricultural Mortgage Corp. Class C	69,135	2,730,833
First Defiance Financial Corp.	71,078	3,172,922
Flagstar Bancorp. Inc.[a]	167,360	4,644,240
Greene County Bancorp. Inc.	22,194	369,974
Hingham Institution for Savings	6,108	845,958
Home Bancorp. Inc.	39,766	1,113,448
HomeStreet Inc.[a]	189,210	4,741,603
IMPAC Mortgage Holdings Inc.[a,b]	79,339	1,046,481

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Security	Shares	Value
Kearny Financial Corp./MD	738,557	$10,051,761
Lake Sunapee Bank Group	62,251	1,124,876
Meridian Bancorp. Inc.	325,757	5,072,037
Meta Financial Group Inc.	66,089	4,005,654
MGIC Investment Corp.[a,b]	2,725,536	21,804,288
Nationstar Mortgage Holdings Inc.[a,b]	137,332	2,033,887
NMI Holdings Inc. Class Aa	398,521	3,036,730
Northfield Bancorp. Inc.	303,431	4,885,239
Northwest Bancshares Inc.	769,097	12,082,514
OceanFirst Financial Corp.	164,831	3,174,645
Ocwen Financial Corp.[a,b]	810,593	2,974,876
Oritani Financial Corp.	309,714	4,868,704
PennyMac Financial Services Inc. Class Aa,b,c	93,191	1,585,179
PHH Corp.[a,b]	424,679	6,136,612
Provident Bancorp. Inc.[a]	32,154	501,602
Provident Financial Holdings Inc.	54,711	1,070,147
Provident Financial Services Inc.	489,173	10,385,143
Radian Group Inc.	1,719,529	23,299,618
SI Financial Group Inc.	88,393	1,166,788
Southern Missouri Bancorp. Inc.	46,426	1,156,007
Territorial Bancorp. Inc.	61,691	1,768,064
TrustCo Bank Corp. NY	732,850	5,195,907
United Community Financial Corp./OH	375,805	2,671,974
United Financial Bancorp. Inc.	402,372	5,568,828
Walker & Dunlop Inc.[a,b]	220,815	5,577,787
Walter Investment Management Corp.[a,b]	160,623	652,129
Washington Federal Inc.	726,861	19,392,651
Waterstone Financial Inc.	204,603	3,476,205
Westfield Financial Inc.	115,279	881,884
WSFS Financial Corp.	229,178	8,362,705

		258,754,271
TOBACCO — 0.30%
Alliance One International Inc.[a]	68,221	1,304,385
Turning Point Brands Inc.[a,b]	22,584	271,460
Universal Corp./VAb	177,599	10,339,814
Vector Group Ltd.	420,569	9,054,851

		20,970,510
TRADING COMPANIES & DISTRIBUTORS — 1.33%
Aircastle Ltd.	382,328	7,593,034
Applied Industrial Technologies Inc.	165,077	7,715,699
BMC Stock Holdings Inc.[a,b]	68,114	1,207,661
CAI International Inc.[a]	127,045	1,050,662
DXP Enterprises Inc.[a,b]	104,391	2,942,782
GATX Corp.	326,902	14,563,484
Kaman Corp.	195,829	8,600,810
Lawson Products Inc./DEa	13,138	232,937
MRC Global Inc.[a,b]	750,809	12,335,792
Neff Corp.[a]	47,838	454,461
NOW Inc.[a,b]	855,750	18,338,722
Rush Enterprises Inc. Class Aa,b	236,493	5,789,349
Rush Enterprises Inc. Class Ba	54,049	1,313,931
Textainer Group Holdings Ltd.	184,093	1,378,857
Titan Machinery Inc.[a,b]	144,351	1,501,250
Triton International Ltd.	262,840	3,466,860
Veritiv Corp.[a,b]	62,612	3,141,244
Willis Lease Finance Corp.[a,b]	32,248	766,535

		92,394,070
WATER UTILITIES — 0.32%
American States Water Co.	99,262	3,975,443

Security	Shares	Value
Artesian Resources Corp. Class A	62,735	$1,790,457
California Water Service Group	157,547	5,055,683
Connecticut Water Service Inc.	67,368	3,350,211
Consolidated Water Co. Ltd.	118,634	1,378,527
Middlesex Water Co.	20,728	730,455
SJW Corp.	131,057	5,724,570
York Water Co. (The)	13,126	389,317

		22,394,663
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a,b]	120,992	1,243,798
Leap Wireless International Inc.[d]	304,489	966,752
NII Holdings Inc.[a,b]	439,678	1,464,128
Spok Holdings Inc.	165,144	2,942,866

		6,617,544

TOTAL COMMON STOCKS
(Cost: $6,938,365,482)		6,935,868,697

SHORT-TERM INVESTMENTS — 11.36%

MONEY MARKET FUNDS — 11.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	769,326,517	769,326,517
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	20,310,458	20,310,458

		789,636,975

TOTAL SHORT-TERM INVESTMENTS
(Cost: $789,636,975)		789,636,975

TOTAL INVESTMENTS IN SECURITIES — 111.16%
(Cost: $7,728,002,457)		7,725,505,672
Other Assets, Less Liabilities — (11.16)%		(775,495,153)

NET ASSETS — 100.00%		$6,950,010,519

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	110	Dec. 2016	ICE Markets Equity	$13,597,578	$13,731,300	$133,722

See notes to financial statements.

72

Schedule of Investments (Unaudited)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 2.35%
Aerojet Rocketdyne Holdings Inc.[a,b]	2,884	$50,701
Aerovironment Inc.[a]	283	6,908
Astronics Corp.[a]	1,722	77,576
B/E Aerospace Inc.	8,584	443,449
Boeing Co. (The)	50,276	6,623,360
BWX Technologies Inc.	7,811	299,708
Curtiss-Wright Corp.	2,674	243,628
General Dynamics Corp.	8,538	1,324,756
HEICO Corp.	1,709	118,263
HEICO Corp. Class A	3,168	191,696
Hexcel Corp.	7,927	351,166
Huntington Ingalls Industries Inc.	3,260	500,149
Lockheed Martin Corp.	21,423	5,135,522
Mercury Systems Inc.[a]	261	6,413
Moog Inc. Class Aa	249	14,825
National Presto Industries Inc.	40	3,512
Northrop Grumman Corp.	14,041	3,004,072
Raytheon Co.	9,538	1,298,408
Rockwell Collins Inc.	10,969	925,125
Sparton Corp.[a]	50	1,313
Spirit AeroSystems Holdings Inc. Class Aa	5,737	255,526
TASER International Inc.[a]	4,337	124,082
Teledyne Technologies Inc.[a]	842	90,877
Textron Inc.	7,039	279,800
TransDigm Group Inc.[a]	4,201	1,214,593
Vectrus Inc.[a]	164	2,498
Wesco Aircraft Holdings Inc.[a]	1,025	13,766

		22,601,692
AIR FREIGHT & LOGISTICS — 1.22%
Air Transport Services Group Inc.[a]	612	8,782
CH Robinson Worldwide Inc.	11,925	840,236
Echo Global Logistics Inc.[a]	2,289	52,784
Expeditors International of Washington Inc.	10,734	553,016
FedEx Corp.	21,055	3,677,887
Forward Air Corp.	2,503	108,280
Hub Group Inc. Class Aa	2,500	101,900
Radiant Logistics Inc.[a]	2,019	5,734
United Parcel Service Inc. Class B	58,292	6,374,813

		11,723,432

Security	Shares	Value
AIRLINES — 0.53%
Alaska Air Group Inc.	8,263	$544,201
Allegiant Travel Co.	1,081	142,768
Delta Air Lines Inc.	50,507	1,987,955
Hawaiian Holdings Inc.[a]	4,388	213,257
JetBlue Airways Corp.[a]	2,018	34,790
Southwest Airlines Co.	53,731	2,089,599
Virgin America Inc.[a]	1,517	81,175

		5,093,745
AUTO COMPONENTS — 0.50%
American Axle & Manufacturing Holdings Inc.[a]	6,652	114,548
BorgWarner Inc.	2,208	77,678
Cooper-Standard Holding Inc.[a]	1,151	113,719
Delphi Automotive PLC	22,922	1,634,797
Dorman Products Inc.[a]	2,194	140,197
Drew Industries Inc.	1,963	192,413
Fox Factory Holding Corp.[a]	1,969	45,228
Gentex Corp.	15,309	268,826
Gentherm Inc.[a]	3,158	99,224
Horizon Global Corp.[a]	1,490	29,696
Johnson Controls International PLC	16,621	773,375
Lear Corp.	5,124	621,131
Metaldyne Performance Group Inc.	1,164	18,449
Motorcar Parts of America Inc.[a]	1,648	47,429
Standard Motor Products Inc.	1,059	50,578
Stoneridge Inc.[a]	2,167	39,873
Tenneco Inc.[a,b]	4,820	280,861
Unique Fabricating Inc.	544	6,659
Visteon Corp.	2,835	203,156
Workhorse Group Inc.[a,b]	883	6,393

		4,764,230
AUTOMOBILES — 0.33%
Harley-Davidson Inc.	15,198	799,263
Tesla Motors Inc.[a,b]	9,845	2,008,675
Thor Industries Inc.	4,034	341,680
Winnebago Industries Inc.[b]	2,094	49,356

		3,198,974
BANKS — 0.35%
Allegiance Bancshares Inc.[a]	81	2,187
Ameris Bancorp.	2,096	73,255
Atlantic Capital Bancshares Inc.[a]	271	4,060
Banc of California Inc.	2,899	50,617
Bank of the Ozarks Inc.	7,375	283,200

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Bankwell Financial Group Inc.	76	$1,800
Blue Hills Bancorp. Inc.	186	2,794
BNC Bancorp.	476	11,576
Capital Bank Financial Corp. Class A	866	27,807
Cardinal Financial Corp.	160	4,174
Chemical Financial Corp.	1,777	78,419
Citizens Financial Group Inc.	18,333	453,008
CoBiz Financial Inc.	335	4,459
County Bancorp. Inc.	273	5,463
CU Bancorp.[a]	171	3,901
Customers Bancorp. Inc.[a]	831	20,908
Eagle Bancorp. Inc.[a]	2,011	99,203
First Connecticut Bancorp. Inc./Farmington CT	256	4,554
First Financial Bankshares Inc.[b]	3,303	120,361
First Foundation Inc.[a]	362	8,931
First Hawaiian Inc.[a]	225	6,043
First Republic Bank/CA	9,830	757,991
Franklin Financial Network Inc.[a,b]	194	7,256
HarborOne Bancorp Inc.[a]	95	1,497
Heritage Commerce Corp.	202	2,210
Home BancShares Inc./AR	10,062	209,390
Live Oak Bancshares Inc.	1,635	23,577
National Bank Holdings Corp. Class A	2,186	51,087
Opus Bank	921	32,576
Pacific Premier Bancorp. Inc.[a]	759	20,083
Paragon Commercial Corp.	6	218
Park Sterling Corp.	1,405	11,409
Pinnacle Financial Partners Inc.	428	23,146
ServisFirst Bancshares Inc.	1,913	99,304
Signature Bank/New York NYa	2,620	310,339
SVB Financial Group[a]	3,208	354,612
Texas Capital Bancshares Inc.[a]	259	14,224
Union Bankshares Inc./Morrisville VT	297	10,116
Veritex Holdings Inc.[a,b]	203	3,530
Western Alliance Bancorp.[a]	4,419	165,889
Xenith Bankshares Inc.[a]	945	2,183

		3,367,357
BEVERAGES — 2.98%
Boston Beer Co. Inc. (The)[a,b]	746	115,824
Brown-Forman Corp. Class A	4,236	210,741
Brown-Forman Corp. Class B	15,754	747,370

Security	Shares	Value
Coca-Cola Bottling Co. Consolidated	420	$62,227
Coca-Cola Co. (The)	245,635	10,395,273
Constellation Brands Inc. Class A	13,922	2,317,874
Craft Brew Alliance Inc.[a]	440	8,285
Dr Pepper Snapple Group Inc.	15,555	1,420,327
MGP Ingredients Inc.	1,182	47,895
Monster Beverage Corp.[a]	11,729	1,721,934
National Beverage Corp.[a]	1,047	46,120
PepsiCo Inc.	105,914	11,520,266
Primo Water Corp.[a]	1,761	21,361

		28,635,497
BIOTECHNOLOGY — 6.24%
AbbVie Inc.	136,392	8,602,243
ACADIA Pharmaceuticals Inc.[a]	8,074	256,834
Acceleron Pharma Inc.[a,b]	2,366	85,626
Achillion Pharmaceuticals Inc.[a,b]	10,512	85,147
Acorda Therapeutics Inc.[a,b]	502	10,482
Adamas Pharmaceuticals Inc.[a,b]	702	11,520
Aduro Biotech Inc.[a,b]	2,916	36,246
Advaxis Inc.[a,b]	3,289	35,159
Agenus Inc.[a]	4,912	35,268
Agios Pharmaceuticals Inc.[a]	2,371	125,236
Aimmune Therapeutics Inc.[a,b]	2,169	32,535
Akebia Therapeutics Inc.[a,b]	895	8,100
Alder Biopharmaceuticals Inc.[a,b]	3,896	127,672
Alexion Pharmaceuticals Inc.[a]	18,335	2,246,771
Alkermes PLC[a]	12,613	593,189
Alnylam Pharmaceuticals Inc.[a]	5,443	368,927
AMAG Pharmaceuticals Inc.[a]	892	21,863
Amgen Inc.	63,320	10,562,409
Amicus Therapeutics Inc.[a]	12,523	92,670
Anavex Life Sciences Corp.[a,b]	2,718	9,866
Anthera Pharmaceuticals Inc.[a]	2,860	9,009
Applied Genetic Technologies Corp./DEa	890	8,704
Aptevo Therapeutics Inc.[a]	1,336	3,420
Ardelyx Inc.[a]	315	4,076
Arena Pharmaceuticals Inc.[a]	18,988	33,229
Argos Therapeutics Inc.[a,b]	889	4,418
ARIAD Pharmaceuticals Inc.[a,b]	13,639	186,718
Array BioPharma Inc.[a,b]	1,162	7,844
Arrowhead Pharmaceuticals Inc.[a,b]	4,645	34,141
Asterias Biotherapeutics Inc.[a,b]	873	3,702
Atara Biotherapeutics Inc.[a,b]	106	2,267

2	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Athersys Inc.[a,b]	5,955	$12,684
Audentes Therapeutics Inc.[a]	387	6,892
Avexis Inc.[a]	349	14,382
Axovant Sciences Ltd.[a,b]	2,001	28,014
Bellicum Pharmaceuticals Inc.[a,b]	1,462	29,094
BioCryst Pharmaceuticals Inc.[a,b]	4,918	21,688
Biogen Inc.[a]	18,453	5,776,343
BioMarin Pharmaceutical Inc.[a]	14,369	1,329,420
BioSpecifics Technologies Corp.[a]	448	20,460
BioTime Inc.[a,b]	7,196	28,064
Bluebird Bio Inc.[a,b]	1,164	78,896
Blueprint Medicines Corp.[a,b]	1,656	49,183
Cara Therapeutics Inc.[a,b]	244	2,037
Celgene Corp.[a]	64,748	6,768,108
Cellular Biomedicine Group Inc.[a,b]	764	11,078
Cepheid[a,b]	6,209	327,152
ChemoCentryx Inc.[a,b]	2,232	13,481
Cidara Therapeutics Inc.[a,b]	363	4,156
Clovis Oncology Inc.[a]	3,021	108,907
Coherus Biosciences Inc.[a,b]	2,516	67,378
Concert Pharmaceuticals Inc.[a]	250	2,528
Corvus Pharmaceuticals Inc.[a]	41	674
Curis Inc.[a,b]	8,837	23,065
Cytokinetics Inc.[a,b]	2,782	25,539
CytomX Therapeutics Inc.[a]	1,674	26,248
CytRx Corp.[a,b]	4,331	2,548
Dimension Therapeutics Inc.[a]	338	2,701
Dyax Corp.	12,804	14,212
Dynavax Technologies Corp.[a,b]	3,631	38,089
Eagle Pharmaceuticals Inc./DEa,b	694	48,580
Edge Therapeutics Inc.[a,b]	565	5,882
Editas Medicine Inc.[a]	489	6,592
Eiger Biopharmaceuticals Inc.[a]	294	3,937
Emergent BioSolutions Inc.[a,b]	2,672	84,248
Epizyme Inc.[a]	2,334	22,967
Exact Sciences Corp.[a,b]	8,881	164,920
Exelixis Inc.[a]	11,722	149,924
FibroGen Inc.[a,b]	4,389	90,852
Five Prime Therapeutics Inc.[a,b]	520	27,295
Flexion Therapeutics Inc.[a]	1,859	36,325
Fortress Biotech Inc.[a]	2,835	8,420
Foundation Medicine Inc.[a,b]	1,083	25,288
Galena Biopharma Inc.[a,b]	15,074	5,280
Genomic Health Inc.[a]	1,469	42,483
Geron Corp.[a,b]	11,835	26,747

Security	Shares	Value
Gilead Sciences Inc.	111,673	$8,835,568
Global Blood Therapeutics Inc.[a]	1,725	39,761
GlycoMimetics Inc.[a]	856	6,120
Halozyme Therapeutics Inc.[a,b]	9,639	116,439
Heron Therapeutics Inc.[a,b]	2,955	50,915
Idera Pharmaceuticals Inc.[a,b]	6,500	16,640
Ignyta Inc.[a]	2,673	16,813
Immune Design Corp.[a]	889	6,739
ImmunoGen Inc.[a]	7,171	19,218
Immunomedics Inc.[a,b]	6,741	21,908
Incyte Corp.[a]	13,652	1,287,247
Infinity Pharmaceuticals Inc.[a]	3,616	5,641
Inotek Pharmaceuticals Corp.[a]	1,312	12,438
Inovio Pharmaceuticals Inc.[a,b]	5,232	48,762
Insmed Inc.[a]	5,105	74,125
Insys Therapeutics Inc.[a,b]	1,958	23,085
Intellia Therapeutics Inc.[a,b]	578	9,838
Intercept Pharmaceuticals Inc.[a,b]	1,375	226,311
Intrexon Corp.[a,b]	4,623	129,536
Invitae Corp.[a,b]	1,855	16,250
Ionis Pharmaceuticals Inc.[a,b]	10,095	369,881
Ironwood Pharmaceuticals Inc.[a]	10,805	171,583
Juno Therapeutics Inc.[a,b]	4,761	142,878
Kadmon Holdings Inc.[a]	546	4,008
Karyopharm Therapeutics Inc.[a]	423	4,116
Keryx Biopharmaceuticals Inc.[a,b]	6,385	33,904
Kite Pharma Inc.[a,b]	3,252	181,657
La Jolla Pharmaceutical Co.[a,b]	1,239	29,476
Lexicon Pharmaceuticals Inc.[a,b]	3,500	63,245
Ligand Pharmaceuticals Inc.[a,b]	1,567	159,928
Lion Biotechnologies Inc.[a,b]	4,843	39,858
Loxo Oncology Inc.[a,b]	1,103	28,877
MacroGenics Inc.[a]	2,863	85,632
MannKind Corp.[a,b]	28,464	17,648
Medgenics Inc.[a]	1,512	8,422
MediciNova Inc.[a,b]	2,464	18,455
Merrimack Pharmaceuticals Inc.[a,b]	6,293	39,961
MiMedx Group Inc.[a,b]	8,594	73,737
Minerva Neurosciences Inc.[a]	1,333	18,815
Mirati Therapeutics Inc.[a]	1,001	6,617
Momenta Pharmaceuticals Inc.[a,b]	1,302	15,220
Myriad Genetics Inc.[a]	5,617	115,598
NantKwest Inc.[a,b]	474	3,688
Natera Inc.[a,b]	2,153	23,920
Neurocrine Biosciences Inc.[a,b]	7,204	364,811

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
NewLink Genetics Corp.[a,b]	1,749	$26,270
Novavax Inc.[a,b]	23,062	47,969
OncoMed Pharmaceuticals Inc.[a,b]	2,313	26,438
Ophthotech Corp.[a,b]	2,541	117,216
OPKO Health Inc.[a,b]	24,522	259,688
Organovo Holdings Inc.[a,b]	7,047	26,708
Osiris Therapeutics Inc.[b]	1,297	6,433
OvaScience Inc.[a]	352	2,520
Pfenex Inc.[a]	1,297	11,608
PharmAthene Inc.[a]	4,887	14,172
Portola Pharmaceuticals Inc.[a]	3,964	90,022
Progenics Pharmaceuticals Inc.[a,b]	5,465	34,593
Protagonist Therapeutics Inc.	511	10,797
Proteostasis Therapeutics Inc.[a]	523	8,154
Prothena Corp. PLC[a,b]	2,971	178,171
Puma Biotechnology Inc.[a,b]	1,988	133,295
Radius Health Inc.[a,b]	2,647	143,176
Raptor Pharmaceutical Corp.[a]	7,932	71,150
Regeneron Pharmaceuticals Inc.[a]	6,542	2,630,015
Regulus Therapeutics Inc.[a,b]	2,242	7,399
Repligen Corp.[a]	3,002	90,630
Rigel Pharmaceuticals Inc.[a]	5,436	19,950
Sage Therapeutics Inc.[a,b]	2,199	101,264
Sangamo BioSciences Inc.[a]	5,846	27,067
Sarepta Therapeutics Inc.[a]	3,585	220,155
Seattle Genetics Inc.[a,b]	8,073	436,023
Selecta Biosciences Inc.[a]	343	4,888
Seres Therapeutics Inc.[a]	1,471	18,079
Sorrento Therapeutics Inc.[a]	2,255	17,454
Spark Therapeutics Inc.[a,b]	1,621	97,357
Spectrum Pharmaceuticals Inc.[a,b]	3,035	14,173
Stemline Therapeutics Inc.[a,b]	202	2,188
Syndax Pharmaceuticals Inc.[a,b]	180	2,729
Synergy Pharmaceuticals Inc.[a,b]	15,027	82,799
Synthetic Biologics Inc.[a,b]	6,304	10,843
Syros Pharmaceuticals Inc.	313	4,341
T2 Biosystems Inc.[a]	936	6,777
TESARO Inc.[a]	2,250	225,540
TG Therapeutics Inc.[a,b]	2,912	22,539
Tobira Therapeutics Inc.[a]	1,033	41,051
Tokai Pharmaceuticals Inc.[a,b]	404	618
Trevena Inc.[a]	4,407	29,747
TrovaGene Inc.[a,b]	1,957	8,787
Ultragenyx Pharmaceutical Inc.[a]	3,006	213,246
United Therapeutics Corp.[a]	1,024	120,914

Security	Shares	Value
Vanda Pharmaceuticals Inc.[a]	3,613	$60,120
Versartis Inc.[a,b]	145	1,776
Vertex Pharmaceuticals Inc.[a]	20,689	1,804,288
Vitae Pharmaceuticals Inc.[a,b]	2,166	45,313
Vital Therapies Inc.[a]	1,816	11,114
Voyager Therapeutics Inc.[a]	349	4,192
vTv Therapeutics Inc. Class Aa	441	3,171
XBiotech Inc.[a,b]	1,434	19,302
Xencor Inc.[a]	2,928	71,707
ZIOPHARM Oncology Inc.[a,b]	10,875	61,226

		59,960,503
BUILDING PRODUCTS — 0.47%
AAON Inc.	3,588	103,406
Advanced Drainage Systems Inc.	3,067	73,792
Allegion PLC	8,052	554,863
American Woodmark Corp.[a]	1,192	96,039
AO Smith Corp.	6,131	605,682
Apogee Enterprises Inc.	2,299	102,742
Armstrong Flooring Inc.[a,b]	114	2,152
Builders FirstSource Inc.[a,b]	6,950	79,995
Caesarstone Ltd.[a]	1,978	74,590
Continental Building Products Inc.[a]	2,983	62,613
Fortune Brands Home & Security Inc.	12,809	744,203
Gibraltar Industries Inc.[a]	1,703	63,267
Griffon Corp.	2,096	35,653
Insteel Industries Inc.	1,623	58,818
Lennox International Inc.	3,091	485,380
Masco Corp.	18,077	620,222
Masonite International Corp.[a]	2,572	159,901
NCI Building Systems Inc.[a]	2,076	30,289
Patrick Industries Inc.[a]	1,208	74,799
PGT Inc.[a]	4,075	43,480
Ply Gem Holdings Inc.[a]	1,663	22,218
Quanex Building Products Corp.	199	3,435
Simpson Manufacturing Co. Inc.	3,455	151,847
Trex Co. Inc.[a]	2,554	149,971
Universal Forest Products Inc.	1,435	141,333

		4,540,690
CAPITAL MARKETS — 1.60%
Affiliated Managers Group Inc.[a]	3,937	569,684
Ameriprise Financial Inc.	4,010	400,078
Artisan Partners Asset Management Inc.	3,139	85,381
BGC Partners Inc. Class A	18,099	158,366

4	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
CBOE Holdings Inc.	6,752	$437,867
Charles Schwab Corp. (The)	78,217	2,469,311
Cohen & Steers Inc.	1,674	71,563
Cowen Group Inc. Class Aa,b	478	1,735
Diamond Hill Investment Group Inc.	252	46,567
Eaton Vance Corp. NVS	9,196	359,104
Evercore Partners Inc. Class A	3,242	166,995
FactSet Research Systems Inc.	3,349	542,873
Federated Investors Inc. Class B	7,453	220,832
Fifth Street Asset Management Inc.	358	1,973
Financial Engines Inc.	4,502	133,754
GAIN Capital Holdings Inc.	404	2,497
GAMCO Investors Inc. Class A	67	1,907
Greenhill & Co. Inc.	1,722	40,588
Hennessy Advisors Inc.	248	8,797
Houlihan Lokey Inc.	998	25,000
Interactive Brokers Group Inc. Class A	706	24,901
Intercontinental Exchange Inc.	4,729	1,273,803
Invesco Ltd.	5,796	181,241
Investment Technology Group Inc.	363	6,222
Ladenburg Thalmann Financial Services Inc.[a,b]	891	2,058
Lazard Ltd. Class A	1,458	53,013
LPL Financial Holdings Inc.	1,034	30,927
MarketAxess Holdings Inc.	3,060	506,705
Medley Management Inc.	258	2,170
Moelis & Co. Class A	1,613	43,374
Moody’s Corp.	12,726	1,377,971
Morningstar Inc.	1,561	123,740
MSCI Inc.	7,641	641,386
NorthStar Asset Management Group Inc.	16,003	206,919
OM Asset Management PLC	2,727	37,933
Pzena Investment Management Inc. Class A	1,017	7,831
S&P Global Inc.	22,241	2,814,821
SEI Investments Co.	10,718	488,848
Silvercrest Asset Management Group Inc.	582	6,908
T Rowe Price Group Inc.	15,566	1,035,139
TD Ameritrade Holding Corp.	18,582	654,830
Value Line Inc.	84	1,364
Virtu Financial Inc.	2,126	31,826

Security	Shares	Value
Waddell & Reed Financial Inc. Class A	634	$11,513
Westwood Holdings Group Inc.	664	35,265
WisdomTree Investments Inc.	8,234	84,728

		15,430,308
CHEMICALS — 2.72%
Air Products & Chemicals Inc.	14,332	2,154,673
Axalta Coating Systems Ltd.[a]	13,811	390,437
Balchem Corp.	2,656	205,920
Celanese Corp. Series A	1,114	74,148
Chase Corp.	606	41,887
Chemours Co. (The)	12,695	203,120
Chemtura Corp.[a]	2,712	88,981
Codexis Inc.[a]	2,628	11,668
Ecolab Inc.	21,989	2,676,501
EI du Pont de Nemours & Co.	73,715	4,936,694
Ferro Corp.[a]	6,907	95,386
Flotek Industries Inc.[a]	4,342	63,133
FMC Corp.	9,031	436,559
GCP Applied Technologies Inc.[a]	4,985	141,175
Hawkins Inc.	161	6,976
HB Fuller Co.	4,249	197,451
Ingevity Corp.[a,b]	2,836	130,740
Innophos Holdings Inc.	1,426	55,657
International Flavors & Fragrances Inc.	6,697	957,470
KMG Chemicals Inc.	341	9,660
Koppers Holdings Inc.[a]	1,267	40,772
LyondellBasell Industries NV Class A	12,899	1,040,433
Minerals Technologies Inc.	1,546	109,287
Monsanto Co.	23,815	2,433,893
NewMarket Corp.	571	245,142
OMNOVA Solutions Inc.[a]	2,214	18,686
PolyOne Corp.	7,136	241,268
PPG Industries Inc.	22,292	2,304,101
Praxair Inc.	21,163	2,557,125
Quaker Chemical Corp.	800	84,744
Rayonier Advanced Materials Inc.	2,177	29,106
RPM International Inc.	10,942	587,804
Scotts Miracle-Gro Co. (The) Class A	3,490	290,612
Sensient Technologies Corp.	3,700	280,460
Sherwin-Williams Co. (The)	6,762	1,870,775
Stepan Co.	155	11,262

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Trecora Resources[a]	1,568	$17,907
Trinseo SA	2,384	134,839
Valhi Inc.	750	1,725
Valspar Corp. (The)	6,585	698,471
WR Grace & Co.	3,269	241,252

		26,117,900
COMMERCIAL SERVICES & SUPPLIES — 0.77%
Aqua Metals Inc.[a,b]	896	7,939
Brady Corp. Class A	2,893	100,127
Brink’s Co. (The)	3,866	143,351
Cintas Corp.	7,439	837,631
Clean Harbors Inc.[a]	352	16,889
Copart Inc.[a]	8,199	439,138
Covanta Holding Corp.	9,734	149,806
Deluxe Corp.	4,068	271,824
G&K Services Inc. Class A	1,291	123,278
Healthcare Services Group Inc.[b]	5,996	237,322
Heritage-Crystal Clean Inc.[a,b]	893	11,859
Herman Miller Inc.	5,092	145,631
HNI Corp.	3,767	149,927
InnerWorkings Inc.[a,b]	2,955	27,836
Interface Inc.	4,782	79,812
KAR Auction Services Inc.	11,554	498,671
Kimball International Inc. Class B	2,582	33,411
Knoll Inc.	4,018	91,811
Matthews International Corp. Class A	2,660	161,622
Mobile Mini Inc.	2,718	82,084
MSA Safety Inc.	1,762	102,266
Multi-Color Corp.	1,203	79,398
Pitney Bowes Inc.	15,815	287,200
Quad/Graphics Inc.	1,284	34,308
Rollins Inc.	8,037	235,323
RR Donnelley & Sons Co.	11,824	185,873
SP Plus Corp.[a]	1,433	36,642
Steelcase Inc. Class A	7,482	103,925
Stericycle Inc.[a]	6,529	523,234
Team Inc.[a]	2,263	74,023
Tetra Tech Inc.	788	27,950
U.S. Ecology Inc.	1,808	81,071
UniFirst Corp./MA	116	15,296
Viad Corp.	955	35,211
Waste Management Inc.	30,788	1,963,043
West Corp.	529	11,680

		7,406,412

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.44%
ADTRAN Inc.	2,652	$50,759
Aerohive Networks Inc.[a]	1,807	11,005
Arista Networks Inc.[a]	3,262	277,531
ARRIS International PLC[a]	3,592	101,761
CalAmp Corp.[a]	2,896	40,399
Ciena Corp.[a]	11,421	248,978
Clearfield Inc.[a,b]	884	16,619
CommScope Holding Co. Inc.[a]	10,734	323,201
Extreme Networks Inc.[a]	8,526	38,282
F5 Networks Inc.[a]	5,621	700,602
Infinera Corp.[a]	8,178	73,847
InterDigital Inc./PA	2,915	230,868
Lumentum Holdings Inc.[a]	4,203	175,559
Motorola Solutions Inc.	1,662	126,777
NETGEAR Inc.[a]	1,787	108,096
Oclaro Inc.[a]	7,051	60,286
Palo Alto Networks Inc.[a,b]	7,292	1,161,834
Plantronics Inc.	2,803	145,644
ShoreTel Inc.[a]	1,096	8,768
Silicom Ltd.	120	4,968
Sonus Networks Inc.[a]	521	4,053
Ubiquiti Networks Inc.[a,b]	2,251	120,429
ViaSat Inc.[a,b]	3,222	240,522

		4,270,788
CONSTRUCTION & ENGINEERING — 0.11%
Argan Inc.	1,164	68,897
Comfort Systems USA Inc.	3,094	90,685
Dycom Industries Inc.[a,b]	2,558	209,193
EMCOR Group Inc.	846	50,439
Granite Construction Inc.	2,500	124,350
Great Lakes Dredge & Dock Corp.[a]	496	1,736
IES Holdings Inc.[a]	583	10,372
MasTec Inc.[a]	5,510	163,867
NV5 Global Inc.[a]	408	13,183
Orion Group Holdings Inc.[a]	200	1,370
Primoris Services Corp.	3,331	68,619
Quanta Services Inc.[a]	3,269	91,499
Tutor Perini Corp.[a,b]	486	10,434
Valmont Industries Inc.	1,482	199,433

		1,104,077
CONSTRUCTION MATERIALS — 0.27%
Eagle Materials Inc.	3,926	303,480
Headwaters Inc.[a]	6,355	107,527
Martin Marietta Materials Inc.	4,830	865,101

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Summit Materials Inc. Class Aa	6,410	$118,906
U.S. Concrete Inc.[a,b]	1,145	52,744
U.S. Lime & Minerals Inc.	12	792
Vulcan Materials Co.	10,354	1,177,560

		2,626,110
CONSUMER FINANCE — 0.10%
Credit Acceptance Corp.[a,b]	691	138,939
Discover Financial Services	11,379	643,482
FirstCash Inc.	2,223	104,659
Green Dot Corp. Class Aa	609	14,044
LendingClub Corp.[a,b]	12,158	75,136
Regional Management Corp.[a]	52	1,126

		977,386
CONTAINERS & PACKAGING — 0.54%
AEP Industries Inc.	349	38,170
AptarGroup Inc.	1,319	102,104
Avery Dennison Corp.	7,130	554,643
Ball Corp.	14,347	1,175,736
Bemis Co. Inc.	1,149	58,610
Berry Plastics Group Inc.[a]	10,124	443,937
Crown Holdings Inc.[a]	11,286	644,318
Graphic Packaging Holding Co.	18,790	262,872
Multi Packaging Solutions International Ltd.[a]	1,748	25,189
Myers Industries Inc.	2,058	26,733
Owens-Illinois Inc.[a,b]	13,510	248,449
Packaging Corp. of America	7,835	636,672
Sealed Air Corp.	16,474	754,839
Silgan Holdings Inc.	3,491	176,610

		5,148,882
DISTRIBUTORS — 0.26%
Core-Mark Holding Co. Inc.	3,791	135,718
Genuine Parts Co.	11,593	1,164,517
LKQ Corp.[a]	25,612	908,201
Pool Corp.	3,403	321,652
Weyco Group Inc.	21	564

		2,530,652
DIVERSIFIED CONSUMER SERVICES — 0.17%
Bright Horizons Family Solutions Inc.[a]	3,652	244,282
Capella Education Co.	972	56,415
Carriage Services Inc.	1,145	27,079
Chegg Inc.[a,b]	2,299	16,300
Collectors Universe Inc.	493	9,135

Security	Shares	Value
Grand Canyon Education Inc.[a]	3,820	$154,290
Houghton Mifflin Harcourt Co.[a]	6,890	92,395
Liberty Tax Inc.	444	5,675
LifeLock Inc.[a,b]	7,403	125,259
Service Corp. International/U.S.	15,743	417,819
ServiceMaster Global Holdings Inc.[a,b]	11,362	382,672
Sotheby’s	2,509	95,392
Strayer Education Inc.[a]	380	17,739
Weight Watchers International Inc.[a,b]	2,179	22,487

		1,666,939
DIVERSIFIED FINANCIAL SERVICES — 0.00%
PICO Holdings Inc.[a,b]	165	1,945

		1,945
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.09%
Cogent Communications Holdings Inc.	3,467	127,620
Consolidated Communications Holdings Inc.	3,085	77,865
Fairpoint Communications Inc.[a]	1,203	18,081
General Communication Inc. Class Aa	2,171	29,851
Globalstar Inc.[a,b]	19,447	23,531
IDT Corp. Class B	980	16,895
Inteliquent Inc.	2,699	43,562
Lumos Networks Corp.[a]	136	1,904
ORBCOMM Inc.[a]	4,928	50,512
SBA Communications Corp. Class Aa	6,657	746,649
Straight Path Communications Inc. Class Ba,b	727	18,618
Verizon Communications Inc.	172,012	8,941,184
Vonage Holdings Corp.[a]	1,537	10,160
Windstream Holdings Inc.[b]	942	9,467
Zayo Group Holdings Inc.[a]	13,681	406,463

		10,522,362
ELECTRIC UTILITIES — 0.04%
ITC Holdings Corp.	6,239	289,989
MGE Energy Inc.	1,341	75,780
Spark Energy Inc. Class A	487	14,186

		379,955
ELECTRICAL EQUIPMENT — 0.37%
Acuity Brands Inc.	3,650	965,790
Allied Motion Technologies Inc.	484	9,152

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
AMETEK Inc.	3,561	$170,145
Atkore International Group Inc.[a]	604	11,319
AZZ Inc.	2,156	140,722
Emerson Electric Co.	8,723	475,491
Energous Corp.[a,b]	1,238	24,277
EnerSys	1,156	79,984
Generac Holdings Inc.[a,b]	5,615	203,824
General Cable Corp.	3,569	53,464
Hubbell Inc.	2,961	319,018
LSI Industries Inc.	280	3,144
Plug Power Inc.[a,b]	8,181	13,989
Power Solutions International Inc.[a,b]	293	3,003
Rockwell Automation Inc.	8,637	1,056,651
TPI Composites Inc.[a]	31	659
Vicor Corp.[a]	1,143	13,259

		3,543,891
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.59%
Agilysys Inc.[a]	101	1,123
Amphenol Corp. Class A	25,193	1,635,530
Badger Meter Inc.	2,291	76,771
Belden Inc.	3,574	246,570
CDW Corp./DE	13,637	623,620
Cognex Corp.	6,811	360,029
Coherent Inc.[a,b]	2,005	221,633
DTS Inc./CA	1,625	69,127
ePlus Inc.[a]	378	35,687
Fabrinet[a]	2,896	129,133
FARO Technologies Inc.[a]	301	10,821
Fitbit Inc.[a,b]	8,603	127,668
II-VI Inc.[a]	1,391	33,843
IPG Photonics Corp.[a,b]	2,501	205,957
Itron Inc.[a]	2,782	155,124
Littelfuse Inc.	1,840	237,010
Mesa Laboratories Inc.	308	35,223
Methode Electronics Inc.	2,776	97,077
MTS Systems Corp.	1,252	57,630
National Instruments Corp.	6,822	193,745
Novanta Inc.[a,b]	698	12,110
RadiSys Corp.[a,b]	2,745	14,672
Rogers Corp.[a]	582	35,549
Trimble Navigation Ltd.[a]	16,696	476,838
Universal Display Corp.[a]	3,456	191,843
VeriFone Systems Inc.[a]	9,428	148,397

Security	Shares	Value
Zebra Technologies Corp. Class Aa	3,556	$247,533

		5,680,263
ENERGY EQUIPMENT & SERVICES — 0.03%
PHI Inc. NVS[a]	58	1,054
RigNet Inc.[a,b]	149	2,253
TETRA Technologies Inc.[a]	5,945	36,324
U.S. Silica Holdings Inc.	5,499	256,033

		295,664
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.90%
Acadia Realty Trust	1,535	55,628
Alexander’s Inc.	172	72,171
Alexandria Real Estate Equities Inc.[b]	717	77,988
American Assets Trust Inc.	1,091	47,328
American Tower Corp.	35,543	4,028,088
Armada Hoffler Properties Inc.[b]	2,304	30,874
Boston Properties Inc.	2,189	298,339
Care Capital Properties Inc.	698	19,893
CareTrust REIT Inc.	4,799	70,929
Chesapeake Lodging Trust	1,338	30,640
City Office REIT Inc.	1,221	15,543
CoreSite Realty Corp.	2,785	206,201
Crown Castle International Corp.	25,016	2,356,757
CubeSmart	10,116	275,762
CyrusOne Inc.[b]	5,214	248,030
Digital Realty Trust Inc.[b]	8,452	820,858
DuPont Fabros Technology Inc.	6,212	256,245
EastGroup Properties Inc.	2,524	185,665
Education Realty Trust Inc.	706	30,457
Empire State Realty Trust Inc. Class Ab	6,229	130,498
Equinix Inc.	5,817	2,095,574
Equity Lifestyle Properties Inc.	6,405	494,338
Essex Property Trust Inc.	2,281	507,979
Extra Space Storage Inc.[b]	10,139	805,138
Federal Realty Investment Trust	5,925	912,035
FelCor Lodging Trust Inc.	9,959	64,036
First Industrial Realty Trust Inc.	2,133	60,193
Four Corners Property Trust Inc.	915	19,517
GEO Group Inc. (The)	1,343	31,937
Global Medical REIT Inc.	632	6,168
Gramercy Property Trust[b]	5,250	50,610
Healthcare Trust of America Inc. Class A	8,319	271,366

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Hersha Hospitality Trust	189	$3,406
Iron Mountain Inc.	21,833	819,392
iStar Inc.[a]	6,045	64,863
Lamar Advertising Co. Class A	6,874	448,941
Life Storage Inc.	2,518	223,951
LTC Properties Inc.[b]	2,701	140,425
Medical Properties Trust Inc.	6,702	98,989
Monmouth Real Estate Investment Corp.	894	12,757
National Health Investors Inc.[b]	3,103	243,523
National Storage Affiliates Trust	201	4,209
Omega Healthcare Investors Inc.[b]	5,726	202,987
Orchid Island Capital Inc.	350	3,647
Outfront Media Inc.	1,861	44,013
Pennsylvania REIT[b]	1,650	37,999
Physicians Realty Trust	5,801	124,954
Pinnacle Entertainment Inc.	15,699	525,132
Potlatch Corp.	3,367	130,943
PS Business Parks Inc.	1,645	186,823
Public Storage	12,453	2,778,762
QTS Realty Trust Inc. Class A	3,901	206,168
Regency Centers Corp.	1,528	118,405
Retail Opportunity Investments Corp.	6,430	141,203
Rexford Industrial Realty Inc.	2,124	48,618
Ryman Hospitality Properties Inc.	3,706	178,481
Sabra Health Care REIT Inc.	1,102	27,748
Saul Centers Inc.	762	50,749
Senior Housing Properties Trust	2,208	50,144
Simon Property Group Inc.	23,510	4,866,805
STAG Industrial Inc.	5,731	140,467
Tanger Factory Outlet Centers Inc.	7,075	275,642
Taubman Centers Inc.	1,789	133,119
Terreno Realty Corp.	916	25,199
UMH Properties Inc.	573	6,830
Universal Health Realty Income Trust	362	22,813
Urban Edge Properties	7,497	210,966
Urstadt Biddle Properties Inc. Class A	204	4,533
Ventas Inc.	8,917	629,808
Washington Prime Group Inc.	3,308	40,953
Washington REIT	2,121	66,006

		27,917,158

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.15%
Casey’s General Stores Inc.	3,288	$395,053
Chefs’ Warehouse Inc. (The)[a,b]	1,648	18,359
Costco Wholesale Corp.	36,716	5,599,557
CVS Health Corp.	85,214	7,583,194
Kroger Co. (The)	79,945	2,372,767
Performance Food Group Co.[a]	3,110	77,128
PriceSmart Inc.	1,672	140,047
Rite Aid Corp.[a]	86,281	663,501
Smart & Final Stores Inc.[a,b]	1,357	17,329
Sprouts Farmers Market Inc.[a]	11,711	241,832
Sysco Corp.	44,105	2,161,586
U.S. Foods Holding Corp.[a]	3,742	88,349
Walgreens Boots Alliance Inc.	14,900	1,201,238
Whole Foods Market Inc.	4,495	127,433

		20,687,373
FOOD PRODUCTS — 1.57%
AdvancePierre Foods Holdings Inc.	1,153	31,777
Alico Inc.	59	1,585
Amplify Snack Brands Inc.[a,b]	2,409	39,026
B&G Foods Inc.	5,506	270,785
Blue Buffalo Pet Products Inc.[a,b]	4,989	118,539
Cal-Maine Foods Inc.[b]	1,990	76,695
Calavo Growers Inc.	1,253	81,984
Campbell Soup Co.	15,651	856,110
ConAgra Foods Inc.	28,992	1,365,813
Darling Ingredients Inc.[a]	3,716	50,203
Dean Foods Co.	4,042	66,289
Farmer Bros. Co.[a]	639	22,716
Flowers Foods Inc.	13,266	200,582
Fresh Del Monte Produce Inc.	151	9,045
Freshpet Inc.[a,b]	1,629	14,091
General Mills Inc.	50,155	3,203,901
Hain Celestial Group Inc. (The)[a,b]	6,367	226,538
Hershey Co. (The)	11,774	1,125,594
Hormel Foods Corp.	19,864	753,441
Ingredion Inc.	4,243	564,574
Inventure Foods Inc.[a,b]	1,966	18,480
J&J Snack Foods Corp.	1,226	146,041
John B Sanfilippo & Son Inc.	174	8,931
Kellogg Co.	19,260	1,492,072
Kraft Heinz Co. (The)	6,414	574,117
Lancaster Colony Corp.	1,555	205,400
Landec Corp.[a,b]	456	6,115
Lifeway Foods Inc.[a]	390	6,607

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Limoneira Co.	925	$17,482
McCormick & Co. Inc./MD	9,700	969,224
Mead Johnson Nutrition Co.	5,666	447,671
Omega Protein Corp.[a]	93	2,173
Pilgrim’s Pride Corp.	646	13,644
Post Holdings Inc.[a]	3,112	240,153
Tootsie Roll Industries Inc.[b]	1,422	52,372
TreeHouse Foods Inc.[a,b]	1,443	125,815
Tyson Foods Inc. Class A	11,443	854,449
WhiteWave Foods Co. (The)[a]	14,575	793,317

		15,053,351
GAS UTILITIES — 0.01%
Chesapeake Utilities Corp.	139	8,487
New Jersey Resources Corp.	582	19,125
Piedmont Natural Gas Co. Inc.	509	30,561
Southwest Gas Corp.	412	28,782
WGL Holdings Inc.	206	12,916

		99,871
HEALTH CARE EQUIPMENT & SUPPLIES — 3.00%
Abaxis Inc.	1,809	93,381
ABIOMED Inc.[a]	3,323	427,271
Accuray Inc.[a,b]	6,288	40,055
Alere Inc.[a]	1,342	58,028
Align Technology Inc.[a]	6,050	567,188
Analogic Corp.	64	5,670
Anika Therapeutics Inc.[a]	879	42,060
AtriCure Inc.[a]	1,817	28,745
Atrion Corp.	113	48,206
Avinger Inc.[a]	909	4,336
AxoGen Inc.[a,b]	2,001	18,069
Baxter International Inc.	4,649	221,292
Becton Dickinson and Co.	17,642	3,170,797
Boston Scientific Corp.[a]	113,710	2,706,298
Cantel Medical Corp.	2,986	232,848
Cardiovascular Systems Inc.[a,b]	2,878	68,324
Cerus Corp.[a]	8,195	50,891
ConforMIS Inc.[a]	2,951	29,274
Cooper Companies Inc. (The)	3,100	555,706
Corindus Vascular Robotics Inc.[a,b]	1,793	1,990
CR Bard Inc.	6,173	1,384,480
CryoLife Inc.	1,736	30,502
Cutera Inc.[a]	760	9,059
Cynosure Inc. Class Aa	2,059	104,885
Danaher Corp.	13,457	1,054,894
DexCom Inc.[a,b]	6,886	603,627

Security	Shares	Value
Edwards Lifesciences Corp.[a]	17,720	$2,136,323
Endologix Inc.[a,b]	6,459	82,675
Entellus Medical Inc.[a,b]	817	18,121
GenMark Diagnostics Inc.[a]	3,130	36,934
Glaukos Corp.[a]	1,380	52,081
Globus Medical Inc. Class Aa,b	5,888	132,892
Hill-Rom Holdings Inc.	5,128	317,833
Hologic Inc.[a]	23,419	909,360
ICU Medical Inc.[a]	837	105,780
IDEXX Laboratories Inc.[a]	7,440	838,711
Inogen Inc.[a]	1,448	86,735
Insulet Corp.[a]	4,963	203,185
Integra LifeSciences Holdings Corp.[a]	2,521	208,109
Intuitive Surgical Inc.[a]	3,173	2,299,886
InVivo Therapeutics Holdings Corp.[a,b]	3,521	23,943
iRadimed Corp.[a,b]	136	2,311
IRIDEX Corp.[a]	622	9,013
K2M Group Holdings Inc.[a,b]	662	11,770
LeMaitre Vascular Inc.	1,097	21,764
Masimo Corp.[a]	3,360	199,886
Meridian Bioscience Inc.[b]	3,228	62,268
Merit Medical Systems Inc.[a]	1,382	33,569
Natus Medical Inc.[a]	2,663	104,629
Neogen Corp.[a]	3,142	175,763
Nevro Corp.[a,b]	1,989	207,632
Novocure Ltd.[a,b]	4,187	35,757
NuVasive Inc.[a,b]	4,203	280,172
NxStage Medical Inc.[a]	5,215	130,323
OraSure Technologies Inc.[a]	4,472	35,642
Orthofix International NVa	1,452	62,102
Oxford Immunotec Global PLC[a]	1,746	21,930
Penumbra Inc.[a]	2,120	161,099
Quidel Corp.[a,b]	2,096	46,301
ResMed Inc.	11,685	757,071
Rockwell Medical Inc.[a,b]	3,568	23,906
Second Sight Medical Products Inc.[a,b]	1,063	3,742
Senseonics Holdings Inc.[a,b]	2,313	9,021
Spectranetics Corp. (The)[a,b]	3,561	89,346
St. Jude Medical Inc.	16,217	1,293,468
STAAR Surgical Co.[a]	2,953	27,758
Stryker Corp.	28,312	3,295,800
SurModics Inc.[a]	1,061	31,926

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Tactile Systems Technology Inc.[a]	299	$5,591
Tandem Diabetes Care Inc.[a]	1,368	10,479
Teleflex Inc.	691	116,123
TransEnterix Inc.[a,b]	202	341
Utah Medical Products Inc.	349	20,870
Varian Medical Systems Inc.[a,b]	8,004	796,638
Vascular Solutions Inc.[a]	1,526	73,599
Veracyte Inc.[a]	1,335	10,159
ViewRay Inc.[a,b]	547	2,472
West Pharmaceutical Services Inc.	6,076	452,662
Zeltiq Aesthetics Inc.[a,b]	2,924	114,679
Zimmer Biomet Holdings Inc.	8,225	1,069,415

		28,817,441
HEALTH CARE PROVIDERS & SERVICES — 3.57%
AAC Holdings Inc.[a,b]	629	10,938
Acadia Healthcare Co. Inc.[a,b]	2,108	104,451
Aceto Corp.	2,001	37,999
Addus HomeCare Corp.[a,b]	23	602
Adeptus Health Inc. Class Aa,b	1,268	54,587
Aetna Inc.	9,623	1,110,975
Air Methods Corp.[a]	2,912	91,699
Almost Family Inc.[a]	162	5,957
Amedisys Inc.[a]	2,319	110,013
American Renal Associates Holdings Inc.[a,b]	631	11,528
AmerisourceBergen Corp.	14,937	1,206,611
AMN Healthcare Services Inc.[a,b]	4,060	129,392
Amsurg Corp.[a,b]	2,539	170,240
Anthem Inc.	6,017	753,990
BioScrip Inc.[a]	688	1,988
BioTelemetry Inc.[a]	2,104	39,071
Capital Senior Living Corp.[a]	2,456	41,261
Cardinal Health Inc.	25,379	1,971,948
Centene Corp.[a]	10,373	694,576
Chemed Corp.	1,322	186,495
Cigna Corp.	7,139	930,355
Civitas Solutions Inc.[a,b]	1,452	26,514
CorVel Corp.[a]	885	33,984
Cross Country Healthcare Inc.[a]	2,650	31,217
DaVita Inc.[a,b]	5,520	364,706
Diplomat Pharmacy Inc.[a,b]	3,793	106,242
Ensign Group Inc. (The)	4,192	84,385
Envision Healthcare Holdings Inc.[a,b]	13,039	290,379
Express Scripts Holding Co.[a]	47,132	3,324,220

Security	Shares	Value
Genesis Healthcare Inc.[a]	1,388	$3,706
HCA Holdings Inc.[a]	17,464	1,320,802
HealthEquity Inc.[a]	3,585	135,692
HealthSouth Corp.	7,405	300,421
Henry Schein Inc.[a]	6,895	1,123,747
Humana Inc.	11,787	2,085,002
Laboratory Corp. of America Holdings[a]	3,855	529,985
Landauer Inc.	891	39,632
LHC Group Inc.[a]	48	1,770
McKesson Corp.	18,922	3,155,244
MEDNAX Inc.[a]	5,399	357,684
Molina Healthcare Inc.[a,b]	2,392	139,501
National Research Corp. Class A	628	10,230
Nobilis Health Corp.[a,b]	2,534	8,489
Owens & Minor Inc.	608	21,116
Patterson Companies Inc.	7,034	323,142
Premier Inc.[a,b]	1,176	38,032
Providence Service Corp. (The)[a]	1,082	52,618
Quorum Health Corp.[a]	2,462	15,437
RadNet Inc.[a]	4,104	30,370
Select Medical Holdings Corp.[a]	658	8,883
Surgery Partners Inc.[a,b]	1,213	24,551
Surgical Care Affiliates Inc.[a]	2,230	108,735
Team Health Holdings Inc.[a]	5,563	181,131
Teladoc Inc.[a,b]	1,710	31,310
Tenet Healthcare Corp.[a,b]	6,728	152,456
U.S. Physical Therapy Inc.	1,017	63,766
UnitedHealth Group Inc.	79,023	11,063,220
Universal Health Services Inc. Class B	1,775	218,716
USMD Holdings Inc.[a]	13	294
VCA Inc.[a]	6,570	459,769
WellCare Health Plans Inc.[a]	3,429	401,502

		34,333,276
HEALTH CARE TECHNOLOGY — 0.37%
athenahealth Inc.[a,b]	3,259	411,025
Castlight Health Inc.[a]	2,657	11,053
Cerner Corp.[a,b]	24,693	1,524,793
Computer Programs & Systems Inc.	889	23,167
Cotiviti Holdings Inc.[a,b]	805	26,992
HealthStream Inc.[a]	1,995	55,062
HMS Holdings Corp.[a]	7,059	156,498
IMS Health Holdings Inc.[a]	12,620	395,511

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Inovalon Holdings Inc.[a,b]	4,933	$72,564
Medidata Solutions Inc.[a]	4,652	259,396
NantHealth Inc.	460	6,049
Omnicell Inc.[a]	2,991	114,555
Press Ganey Holdings Inc.[a]	1,834	74,094
Quality Systems Inc.	4,181	47,329
Veeva Systems Inc.[a]	8,050	332,304
Vocera Communications Inc.[a]	1,630	27,547

		3,537,939
HOTELS, RESTAURANTS & LEISURE — 3.23%
Aramark	8,754	332,915
Biglari Holdings Inc.[a]	7	3,052
BJ’s Restaurants Inc.[a]	1,951	69,358
Bloomin’ Brands Inc.	9,445	162,832
Bob Evans Farms Inc./DE	1,651	63,233
Bojangles’ Inc.[a]	643	10,262
Boyd Gaming Corp.[a,b]	6,875	135,987
Brinker International Inc.	4,604	232,180
Buffalo Wild Wings Inc.[a,b]	1,604	225,747
Carrols Restaurant Group Inc.[a]	2,413	31,876
Century Casinos Inc.[a]	830	5,735
Cheesecake Factory Inc. (The)	3,721	186,273
Chipotle Mexican Grill Inc.[a,b]	2,374	1,005,389
Choice Hotels International Inc.	1,892	85,291
Churchill Downs Inc.	1,114	163,034
Chuy’s Holdings Inc.[a,b]	1,362	38,054
ClubCorp Holdings Inc.	5,342	77,299
Cracker Barrel Old Country Store Inc.	1,521	201,107
Darden Restaurants Inc.	9,780	599,710
Dave & Buster’s Entertainment Inc.[a]	3,151	123,456
Del Frisco’s Restaurant Group Inc.[a]	141	1,899
Denny’s Corp.[a,b]	4,485	47,945
DineEquity Inc.	846	66,995
Domino’s Pizza Inc.	4,220	640,807
Dunkin’ Brands Group Inc.	7,665	399,193
Eldorado Resorts Inc.[a,b]	2,154	30,285
Empire Resorts Inc.[a,b]	242	4,898
Extended Stay America Inc.	855	12,141
Fiesta Restaurant Group Inc.[a]	1,750	42,000
Golden Entertainment Inc.	172	2,145
Habit Restaurants Inc. (The)[a]	903	12,642
Hilton Worldwide Holdings Inc.	38,715	887,735
Hyatt Hotels Corp. Class Aa,b	106	5,217

Security	Shares	Value
Interval Leisure Group Inc.	905	$15,539
Isle of Capri Casinos Inc.[a]	2,217	49,395
Jack in the Box Inc.	2,123	203,681
Jamba Inc.[a,b]	992	10,833
Kona Grill Inc.[a,b]	318	3,997
La Quinta Holdings Inc.[a]	1,457	16,289
Las Vegas Sands Corp.	30,530	1,756,696
Lindblad Expeditions Holdings Inc.[a]	1,230	11,070
Marriott International Inc./MD Class A	20,352	1,370,300
Marriott Vacations Worldwide Corp.	114	8,358
McDonald’s Corp.	74,077	8,545,523
MGM Resorts International[a]	3,572	92,979
Nathan’s Famous Inc.[a]	261	13,714
Noodles & Co.[a,b]	846	4,027
Norwegian Cruise Line Holdings Ltd.[a,b]	1,244	46,899
Panera Bread Co. Class Aa	1,860	362,179
Papa John’s International Inc.	2,289	180,488
Penn National Gaming Inc.[a]	5,329	72,315
Pinnacle Entertainment Inc.[a]	405	4,998
Planet Fitness Inc. Class Aa	1,351	27,115
Popeyes Louisiana Kitchen Inc.[a]	1,847	98,150
Potbelly Corp.[a]	1,829	22,734
Red Robin Gourmet Burgers Inc.[a]	208	9,347
Red Rock Resorts Inc. Class A	2,512	59,258
Ruth’s Hospitality Group Inc.	2,638	37,249
Scientific Games Corp. Class Aa,b	3,993	45,001
SeaWorld Entertainment Inc.[b]	5,664	76,351
Shake Shack Inc. Class Aa,b	1,303	45,175
Six Flags Entertainment Corp.	6,141	329,219
Sonic Corp.	3,914	102,468
Starbucks Corp.	120,237	6,509,631
Texas Roadhouse Inc.	5,514	215,211
Vail Resorts Inc.	3,061	480,210
Wendy’s Co. (The)	10,036	108,389
Wingstop Inc.	1,303	38,178
Wyndham Worldwide Corp.	9,231	621,523
Wynn Resorts Ltd.	6,130	597,185
Yum! Brands Inc.	32,574	2,958,045
Zoe’s Kitchen Inc.[a,b]	1,531	33,973

		31,090,384
HOUSEHOLD DURABLES — 0.71%
Bassett Furniture Industries Inc.	431	10,021
CalAtlantic Group Inc.	775	25,916

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Cavco Industries Inc.[a]	710	$70,326
Century Communities Inc.[a]	28	602
DR Horton Inc.	15,530	469,006
Ethan Allen Interiors Inc.	2,064	64,541
Harman International Industries Inc.	2,734	230,886
Helen of Troy Ltd.[a]	2,327	200,518
Hooker Furniture Corp.	44	1,078
Installed Building Products Inc.[a]	1,560	55,957
iRobot Corp.[a,b]	2,229	98,031
KB Home	1,509	24,325
La-Z-Boy Inc.	1,919	47,131
Leggett & Platt Inc.	11,127	507,169
Lennar Corp. Class A	7,896	334,317
Lennar Corp. Class B	545	18,296
LGI Homes Inc.[a,b]	1,206	44,429
Libbey Inc.	145	2,588
M/I Homes Inc.[a]	374	8,815
MDC Holdings Inc.	1,482	38,236
Meritage Homes Corp.[a]	206	7,148
Mohawk Industries Inc.[a]	4,092	819,791
New Home Co. Inc. (The)[a]	148	1,579
Newell Brands Inc.	39,597	2,085,178
NVR Inc.[a]	298	488,681
PulteGroup Inc.	8,587	172,083
Taylor Morrison Home Corp. Class Aa	2,538	44,669
Tempur Sealy International Inc.[a,b]	4,469	253,571
Toll Brothers Inc.[a]	6,077	181,459
TopBuild Corp.[a]	434	14,409
TRI Pointe Group Inc.[a,b]	733	9,661
Tupperware Brands Corp.	4,203	274,750
UCP Inc. Class Aa	43	379
Universal Electronics Inc.[a,b]	1,182	88,012
Whirlpool Corp.	605	98,107
ZAGG Inc.[a,b]	204	1,652

		6,793,317
HOUSEHOLD PRODUCTS — 0.74%
Central Garden & Pet Co.[a]	100	2,600
Central Garden & Pet Co. Class Aa	458	11,358
Church & Dwight Co. Inc.	21,670	1,038,426
Clorox Co. (The)	9,282	1,161,921
Colgate-Palmolive Co.	13,072	969,158
Energizer Holdings Inc.	1,615	80,685
HRG Group Inc.[a]	9,865	154,881

Security	Shares	Value
Kimberly-Clark Corp.	25,751	$3,248,231
Orchids Paper Products Co.	749	20,395
Spectrum Brands Holdings Inc.	2,110	290,526
WD-40 Co.	1,162	130,644

		7,108,825
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.02%
Ormat Technologies Inc.	1,455	70,437
Pattern Energy Group Inc.	4,482	100,800

		171,237
INDUSTRIAL CONGLOMERATES — 2.25%
3M Co.	49,593	8,739,774
Carlisle Companies Inc.	1,559	159,907
General Electric Co.	150,633	4,461,750
Honeywell International Inc.	64,139	7,477,966
Raven Industries Inc.	1,862	42,882
Roper Technologies Inc.	4,275	780,059

		21,662,338
INSURANCE — 0.78%
AMERISAFE Inc.	1,185	69,654
AmTrust Financial Services Inc.	768	20,605
Aon PLC	22,105	2,486,591
Arthur J Gallagher & Co.	10,090	513,278
Atlas Financial Holdings Inc.[a]	386	6,087
Brown & Brown Inc.	582	21,947
Crawford & Co. Class B	720	8,172
eHealth Inc.[a]	1,417	15,885
Erie Indemnity Co. Class A	1,496	152,697
Kinsale Capital Group Inc.	83	1,826
Lincoln National Corp.	4,550	213,759
Maiden Holdings Ltd.	474	6,015
Marsh & McLennan Companies Inc.	43,978	2,957,520
National General Holdings Corp.	2,336	51,953
National Interstate Corp.	165	5,367
Patriot National Inc.[a]	854	7,695
Primerica Inc.	3,920	207,878
Progressive Corp. (The)	4,684	147,546
RLI Corp.	2,613	178,625
State National Companies Inc.	479	5,326
Third Point Reinsurance Ltd.[a]	623	7,476
Trupanion Inc.[a,b]	1,108	18,725
United Insurance Holdings Corp.	1,050	17,829
Universal Insurance Holdings Inc.	1,939	48,863
WMIH Corp.[a]	16,902	39,551

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
XL Group Ltd.	7,720	$259,624

		7,470,494
INTERNET & DIRECT MARKETING RETAIL — 4.18%
1-800-Flowers.com Inc. Class Aa,b	628	5,759
Amazon.com Inc.[a]	32,792	27,457,069
Blue Nile Inc.	1,041	35,831
Duluth Holdings Inc.[a,b]	790	20,943
Etsy Inc.[a,b]	8,709	124,365
Expedia Inc.	10,016	1,169,067
Gaia Inc.[a]	522	3,758
Groupon Inc.[a,b]	30,717	158,193
HSN Inc.	2,608	103,798
Liberty Interactive Corp. QVC Group Series Aa	20,963	419,470
Liberty TripAdvisor Holdings Inc. Class Aa	6,028	131,712
Liberty Ventures Series Aa	1,993	79,461
Netflix Inc.[a]	34,304	3,380,659
NutriSystem Inc.	2,659	78,946
Overstock.com Inc.[a,b]	886	13,574
PetMed Express Inc.	1,623	32,914
Priceline Group Inc. (The)[a]	4,167	6,131,699
Shutterfly Inc.[a]	2,866	127,938
TripAdvisor Inc.[a,b]	9,551	603,432
Wayfair Inc. Class Aa,b	2,624	103,307

		40,181,895
INTERNET SOFTWARE & SERVICES — 7.94%
2U Inc.[a,b]	3,047	116,670
Akamai Technologies Inc.[a]	12,851	680,974
Alarm.com Holdings Inc.[a,b]	964	27,821
Alphabet Inc. Class Aa	24,752	19,902,093
Alphabet Inc. Class Ca	25,010	19,440,023
Amber Road Inc.[a,b]	1,158	11,175
Angie’s List Inc.[a,b]	3,213	31,841
Apigee Corp.[a]	1,264	21,994
Appfolio Inc.[a,b]	1,034	20,101
Benefitfocus Inc.[a,b]	1,059	42,275
Blucora Inc.[a]	693	7,762
Box Inc. Class Aa,b	4,040	63,670
Brightcove Inc.[a]	2,900	37,845
Carbonite Inc.[a]	1,603	24,622
Care.com Inc.[a]	1,323	13,177
ChannelAdvisor Corp.[a,b]	1,552	20,067
Cimpress NVa,b	2,096	212,073
CommerceHub Inc. Series Aa	199	3,144

Security	Shares	Value
CommerceHub Inc. Series Ca	416	$6,619
comScore Inc.[a,b]	4,063	124,572
Cornerstone OnDemand Inc.[a]	4,190	192,530
CoStar Group Inc.[a]	2,706	585,930
Cvent Inc.[a]	2,510	79,592
DHI Group Inc.[a]	4,130	32,586
EarthLink Holdings Corp.	8,174	50,679
eBay Inc.[a]	90,095	2,964,125
Endurance International Group Holdings Inc.[a,b]	4,657	40,749
Envestnet Inc.[a,b]	3,448	125,680
Everyday Health Inc.[a]	1,537	11,820
Facebook Inc. Class Aa	189,150	24,262,270
Five9 Inc.[a]	2,847	44,641
GoDaddy Inc. Class Aa,b	3,902	134,736
Gogo Inc.[a,b]	4,658	51,424
GrubHub Inc.[a]	6,721	288,936
GTT Communications Inc.[a,b]	2,440	57,413
Hortonworks Inc.[a,b]	3,327	27,780
IAC/InterActiveCorp	4,622	288,736
inContact Inc.[a,b]	4,766	66,629
Instructure Inc.[a]	861	21,844
IntraLinks Holdings Inc.[a]	189	1,901
j2 Global Inc.	3,928	261,644
LinkedIn Corp. Class Aa,b	9,872	1,886,737
LivePerson Inc.[a]	4,319	36,323
LogMeIn Inc.[b]	2,165	195,694
Match Group Inc.[a,b]	2,753	48,976
MeetMe Inc.[a]	2,977	18,457
MINDBODY Inc. Class Aa	1,214	23,867
New Relic Inc.[a,b]	1,818	69,666
NIC Inc.	5,232	122,952
Numerex Corp. Class Aa	191	1,486
Pandora Media Inc.[a]	15,872	227,446
Q2 Holdings Inc.[a,b]	2,123	60,845
Quotient Technology Inc.[a]	5,587	74,363
Rackspace Hosting Inc.[a]	9,160	290,280
Reis Inc.	455	9,309
Shutterstock Inc.[a]	1,552	98,862
SPS Commerce Inc.[a]	1,338	98,223
Stamps.com Inc.[a,b]	1,345	127,116
TechTarget Inc.[a]	443	3,571
TrueCar Inc.[a]	4,974	46,955
Twilio Inc. Class Aa	773	49,750
Twitter Inc.[a]	46,970	1,082,658

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
VeriSign Inc.[a,b]	8,020	$627,485
Web.com Group Inc.[a]	3,466	59,858
WebMD Health Corp.[a,b]	3,061	152,132
Xactly Corp.[a]	1,874	27,585
XO Group Inc.[a]	2,060	39,820
Yelp Inc.[a]	4,416	184,147
Zillow Group Inc. Class Aa	2,970	102,317
Zillow Group Inc. Class Ca,b	5,938	205,752

		76,372,795
IT SERVICES — 6.63%
Accenture PLC Class A	52,569	6,422,355
Acxiom Corp.[a]	3,165	84,347
ALJ Regional Holdings Inc.[a,b]	1,535	7,215
Alliance Data Systems Corp.[a]	4,857	1,041,972
Automatic Data Processing Inc.	38,349	3,382,382
Black Knight Financial Services Inc. Class Aa,b	1,929	78,896
Blackhawk Network Holdings Inc.[a,b]	4,641	140,019
Booz Allen Hamilton Holding Corp.	8,959	283,194
Broadridge Financial Solutions Inc.	9,986	676,951
Cardtronics PLC Class Aa,b	3,671	163,727
Cass Information Systems Inc.	498	28,212
Cognizant Technology Solutions Corp. Class Aa	50,947	2,430,681
Convergys Corp.	3,745	113,923
CoreLogic Inc./U.S.[a]	4,364	171,156
CSG Systems International Inc.	2,814	116,303
CSRA Inc.	13,710	368,799
Datalink Corp.[a]	80	849
DST Systems Inc.	2,751	324,398
EPAM Systems Inc.[a]	4,113	285,072
Euronet Worldwide Inc.[a]	4,157	340,167
EVERTEC Inc.	4,336	72,758
ExlService Holdings Inc.[a]	2,705	134,817
Fidelity National Information Services Inc.	15,509	1,194,658
First Data Corp. Class Aa,b	26,248	345,424
Fiserv Inc.[a]	18,632	1,853,325
FleetCor Technologies Inc.[a]	7,687	1,335,463
Forrester Research Inc.	863	33,571
Gartner Inc.[a]	6,685	591,288
Genpact Ltd.[a]	12,477	298,824
Global Payments Inc.	12,866	987,594
Hackett Group Inc. (The)	1,858	30,694
Information Services Group Inc.[a]	2,591	10,338

Security	Shares	Value
International Business Machines Corp.	50,922	$8,088,960
Jack Henry & Associates Inc.	6,613	565,742
Leidos Holdings Inc.	5,572	241,156
Lionbridge Technologies Inc.[a]	4,680	23,400
MasterCard Inc. Class A	81,233	8,267,082
MAXIMUS Inc.	5,321	300,956
NeuStar Inc. Class Aa,b	964	25,633
Paychex Inc.	27,081	1,567,177
PayPal Holdings Inc.[a]	95,482	3,911,898
Perficient Inc.[a]	1,911	38,507
PFSweb Inc.[a]	894	7,983
Planet Payment Inc.[a]	3,530	13,096
Sabre Corp.	17,361	489,233
Science Applications International Corp.	3,529	244,807
ServiceSource International Inc.[a,b]	2,681	13,083
Square Inc.[a,b]	4,312	50,278
Syntel Inc.[a]	2,817	118,060
TeleTech Holdings Inc.	1,357	39,339
Teradata Corp.[a,b]	10,860	336,660
Total System Services Inc.	13,939	657,224
Travelport Worldwide Ltd.	7,143	107,359
Unisys Corp.[a,b]	2,751	26,795
Vantiv Inc. Class Aa	13,001	731,566
Virtusa Corp.[a,b]	2,452	60,515
Visa Inc. Class A	160,624	13,283,605
Western Union Co. (The)	41,307	860,012
WEX Inc.[a]	3,232	349,347

		63,768,845
LEISURE PRODUCTS — 0.28%
Arctic Cat Inc.	391	6,057
Brunswick Corp./DE	6,176	301,265
Callaway Golf Co.	2,913	33,820
Hasbro Inc.	9,431	748,161
Malibu Boats Inc. Class Aa,b	1,390	20,711
Marine Products Corp.	401	3,597
Mattel Inc.	28,630	866,917
MCBC Holdings Inc.	388	4,423
Nautilus Inc.[a]	2,470	56,119
Polaris Industries Inc.[b]	5,046	390,762
Smith & Wesson Holding Corp.[a,b]	4,639	123,351
Sturm Ruger & Co. Inc.	1,511	87,275
Vista Outdoor Inc.[a]	885	35,276

		2,677,734

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.97%
Accelerate Diagnostics Inc.[a,b]	1,747	$47,623
Agilent Technologies Inc.	7,157	337,023
Albany Molecular Research Inc.[a,b]	1,014	16,741
Bio-Techne Corp.	3,084	337,698
Bruker Corp.	8,628	195,424
Cambrex Corp.[a]	2,712	120,576
Charles River Laboratories International Inc.[a]	3,920	326,693
ChromaDex Corp.[a]	2,380	7,092
Enzo Biochem Inc.[a]	3,109	15,825
Fluidigm Corp.[a]	2,511	20,113
Illumina Inc.[a]	12,275	2,229,876
INC Research Holdings Inc.[a]	3,447	153,667
Luminex Corp.[a]	1,366	31,036
Medpace Holdings Inc.[a]	487	14,542
Mettler-Toledo International Inc.[a]	2,206	926,145
NanoString Technologies Inc.[a,b]	1,316	26,294
NeoGenomics Inc.[a]	4,254	34,968
Pacific Biosciences of California Inc.[a,b]	7,417	66,456
PAREXEL International Corp.[a]	4,448	308,914
Patheon NVa	1,619	47,971
PerkinElmer Inc.	1,902	106,721
PRA Health Sciences Inc.[a]	2,000	113,020
Quintiles Transnational Holdings Inc.[a]	4,533	367,445
Thermo Fisher Scientific Inc.	15,075	2,397,829
VWR Corp.[a]	383	10,862
Waters Corp.[a]	6,442	1,020,993

		9,281,547
MACHINERY — 1.36%
Actuant Corp. Class A	2,344	54,475
Alamo Group Inc.	171	11,267
Albany International Corp. Class A	291	12,333
Altra Industrial Motion Corp.	1,664	48,206
Astec Industries Inc.	762	45,621
Blue Bird Corp.[a,b]	49	716
CLARCOR Inc.	3,976	258,440
Deere & Co.	6,524	556,823
Donaldson Co. Inc.	9,961	371,844
Douglas Dynamics Inc.	1,553	49,603
Energy Recovery Inc.[a,b]	2,862	45,735
EnPro Industries Inc.	1,792	101,821
ExOne Co. (The)[a]	112	1,705

Security	Shares	Value
Flowserve Corp.	6,628	$319,735
Fortive Corp.	6,721	342,099
Franklin Electric Co. Inc.	3,679	149,772
Global Brass & Copper Holdings Inc.	1,472	42,526
Gorman-Rupp Co. (The)	1,269	32,499
Graco Inc.	4,709	348,466
Hillenbrand Inc.	5,034	159,276
Hyster-Yale Materials Handling Inc.	207	12,447
IDEX Corp.	5,990	560,484
Illinois Tool Works Inc.	24,849	2,977,904
Ingersoll-Rand PLC	10,846	736,877
John Bean Technologies Corp.	2,381	167,979
Kadant Inc.	156	8,129
Lincoln Electric Holdings Inc.	3,230	202,263
Lindsay Corp.[b]	800	59,184
Lydall Inc.[a]	1,375	70,304
Manitowoc Foodservice Inc.[a]	4,648	75,391
Middleby Corp. (The)[a,b]	4,809	594,489
Milacron Holdings Corp.[a,b]	1,116	17,811
Miller Industries Inc./TN	28	638
Mueller Industries Inc.	3,419	110,844
Mueller Water Products Inc. Class A	12,942	162,422
Navistar International Corp.[a]	245	5,608
Nordson Corp.	4,838	482,010
Omega Flex Inc.	211	8,136
PACCAR Inc.	2,538	149,184
Proto Labs Inc.[a,b]	2,057	123,235
RBC Bearings Inc.[a,b]	1,867	142,788
Rexnord Corp.[a,b]	5,313	113,751
Snap-on Inc.	3,557	540,522
Standex International Corp.	790	73,367
Stanley Black & Decker Inc.	1,512	185,946
Sun Hydraulics Corp.	1,823	58,828
Supreme Industries Inc. Class A	614	11,850
Tennant Co.	1,419	91,951
Toro Co. (The)	8,968	420,061
Wabash National Corp.[a,b]	1,441	20,520
WABCO Holdings Inc.[a]	4,483	508,955
Wabtec Corp./DE	7,295	595,637
Watts Water Technologies Inc. Class A	2,162	140,184
Woodward Inc.	4,408	275,412
Xylem Inc./NY	7,819	410,106

		13,068,179

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
MARINE — 0.01%
Matson Inc.	1,615	$64,406

		64,406
MEDIA — 4.77%
AMC Entertainment Holdings Inc. Class A	139	4,322
AMC Networks Inc. Class Aa	4,951	256,759
Cable One Inc.	397	231,848
Carmike Cinemas Inc.[a]	1,317	43,053
CBS Corp. Class B NVS	33,928	1,857,219
Central European Media Enterprises Ltd. Class Aa	8,976	20,735
Charter Communications Inc. Class Aa	16,887	4,558,983
Cinemark Holdings Inc.	8,893	340,424
Clear Channel Outdoor Holdings Inc. Class A	1,520	8,877
Comcast Corp. Class A	187,899	12,465,220
Daily Journal Corp.[a]	59	12,921
Discovery Communications Inc. Class Aa,b	11,908	320,563
Discovery Communications Inc. Class C NVS[a]	18,372	483,367
DISH Network Corp. Class Aa	14,208	778,314
Entravision Communications Corp. Class A	5,274	40,241
Global Eagle Entertainment Inc.[a,b]	287	2,385
Gray Television Inc.[a]	3,337	34,571
Hemisphere Media Group Inc.[a]	912	11,628
IMAX Corp.[a,b]	5,072	146,936
Interpublic Group of Companies Inc. (The)	33,705	753,307
Liberty Braves Group Class Aa,b	49	855
Liberty Braves Group Class Ca	169	2,937
Liberty Media Group LLC Class Aa	324	9,283
Liberty Media Group LLC Class Ca,b	639	17,981
Lions Gate Entertainment Corp.	5,061	101,169
Live Nation Entertainment Inc.[a]	6,284	172,684
Loral Space & Communications Inc.[a,b]	1,107	43,295
Madison Square Garden Co. (The)[a]	157	26,597
MDC Partners Inc. Class A	1,538	16,487
MSG Networks Inc. Class Aa	1,675	31,172
New Media Investment Group Inc.	526	8,153

Security	Shares	Value
Nexstar Broadcasting Group Inc. Class Ab	2,556	$147,507
Omnicom Group Inc.	19,847	1,686,995
Radio One Inc. Class Da	1,871	5,669
Reading International Inc. Class Aa	285	3,805
Regal Entertainment Group Class A	1,907	41,477
Scripps Networks Interactive Inc. Class A	6,907	438,525
Sinclair Broadcast Group Inc. Class A	5,430	156,818
Sirius XM Holdings Inc.[a,b]	149,441	623,169
Starz Series Aa	6,979	217,675
Time Warner Inc.	43,590	3,470,200
Townsquare Media Inc. Class Aa	35	327
Tribune Media Co.	505	18,443
tronc Inc.	1,424	24,037
Twenty-First Century Fox Inc. Class A	70,716	1,712,742
Twenty-First Century Fox Inc. Class B	31,790	786,485
Viacom Inc. Class A	842	36,054
Viacom Inc. Class B NVS	25,551	973,493
Walt Disney Co. (The)	136,780	12,701,391
World Wrestling Entertainment Inc. Class A	3,000	63,900

		45,910,998
METALS & MINING — 0.09%
Century Aluminum Co.[a,b]	247	1,717
Coeur Mining Inc.[a,b]	10,117	119,684
Freeport-McMoRan Inc.	24,444	265,462
Gold Resource Corp.	3,302	24,501
Kaiser Aluminum Corp.	430	37,191
Real Industry Inc.[a]	2,470	15,116
Royal Gold Inc.	424	32,830
Southern Copper Corp.[b]	3,347	88,026
Steel Dynamics Inc.	2,914	72,821
Worthington Industries Inc.	3,740	179,632

		836,980
MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	3,202	237,813

		237,813
MULTILINE RETAIL — 0.45%
Big Lots Inc.	3,715	177,391
Dollar General Corp.	23,901	1,672,831

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Dollar Tree Inc.[a]	19,027	$1,501,801
Fred’s Inc. Class A	156	1,413
Nordstrom Inc.[b]	10,302	534,468
Ollie’s Bargain Outlet Holdings Inc.[a]	1,676	43,928
Sears Holdings Corp.[a,b]	81	928
Target Corp.	5,361	368,194

		4,300,954
OIL, GAS & CONSUMABLE FUELS — 0.65%
Abraxas Petroleum Corp.[a]	4,573	7,728
Apache Corp.	21,989	1,404,437
Cabot Oil & Gas Corp.	27,240	702,792
Callon Petroleum Co.[a,b]	10,093	158,460
Carrizo Oil & Gas Inc.[a,b]	4,637	188,355
Chesapeake Energy Corp.[a,b]	4,280	26,836
Cimarex Energy Co.	1,244	167,156
Continental Resources Inc./OKa,b	3,225	167,571
CVR Energy Inc.	70	964
Devon Energy Corp.	3,913	172,602
Diamondback Energy Inc.[a]	1,629	157,264
EOG Resources Inc.	5,167	499,701
Evolution Petroleum Corp.	2,550	16,014
Isramco Inc.[a]	50	4,170
Matador Resources Co.[a,b]	6,899	167,922
Newfield Exploration Co.[a]	4,242	184,357
ONEOK Inc.	17,554	902,100
Panhandle Oil and Gas Inc. Class A	621	10,886
Par Pacific Holdings Inc.[a]	1,198	15,669
Parsley Energy Inc. Class Aa	1,095	36,693
Renewable Energy Group Inc.[a,b]	210	1,779
Sanchez Energy Corp.[a]	910	8,044
Southwestern Energy Co.[a]	41,113	569,004
Spectra Energy Corp.	9,054	387,059
Synergy Resources Corp.[a,b]	2,644	18,323
Williams Companies Inc. (The)	9,840	302,383

		6,278,269
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	2,652	67,361
Clearwater Paper Corp.[a]	1,469	95,000
Deltic Timber Corp.	875	59,264
KapStone Paper and Packaging Corp.	473	8,949
Louisiana-Pacific Corp.[a]	11,534	217,185
Neenah Paper Inc.	1,377	108,797

Security	Shares	Value
Schweitzer-Mauduit International Inc.	396	$15,270

		571,826
PERSONAL PRODUCTS — 0.24%
Avon Products Inc.	7,846	44,408
Coty Inc. Class Ab	2,117	49,750
Estee Lauder Companies Inc. (The) Class A	18,197	1,611,526
Herbalife Ltd.[a,b]	6,187	383,532
Inter Parfums Inc.	819	26,429
Lifevantage Corp.[a,b]	1,153	10,907
Medifast Inc.	1,007	38,055
Natural Health Trends Corp.[b]	630	17,804
Nu Skin Enterprises Inc. Class A	1,324	85,769
Revlon Inc. Class Aa	268	9,857
Synutra International Inc.[a]	1,351	5,755
USANA Health Sciences Inc.[a]	452	62,534

		2,346,326
PHARMACEUTICALS — 3.12%
AcelRx Pharmaceuticals Inc.[a]	2,956	11,499
Aclaris Therapeutics Inc.[a]	927	23,740
Aerie Pharmaceuticals Inc.[a,b]	2,209	83,368
Agile Therapeutics Inc.[a]	1,062	7,413
Akorn Inc.[a]	7,035	191,774
Allergan PLC[a]	19,759	4,550,695
Amphastar Pharmaceuticals Inc.[a]	2,953	56,018
Ampio Pharmaceuticals Inc.[a]	3,656	2,706
ANI Pharmaceuticals Inc.[a]	650	43,127
Aratana Therapeutics Inc.[a]	2,223	20,807
Axsome Therapeutics Inc.[a,b]	925	7,289
Bio-Path Holdings Inc.[a,b]	6,911	9,675
Bristol-Myers Squibb Co.	140,747	7,589,078
Catalent Inc.[a]	8,279	213,929
Cempra Inc.[a,b]	3,618	87,556
Clearside Biomedical Inc.[a]	555	9,629
Collegium Pharmaceutical Inc.[a]	1,297	24,980
Corcept Therapeutics Inc.[a,b]	6,508	42,302
Depomed Inc.[a,b]	4,937	123,376
Dermira Inc.[a]	2,094	70,819
DURECT Corp.[a,b]	8,958	12,452
Egalet Corp.[a]	457	3,478
Eli Lilly & Co.	82,208	6,598,014
Endocyte Inc.[a]	211	652
Flex Pharma Inc.[a]	1,282	15,102
Heska Corp.[a]	452	24,602

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Horizon Pharma PLC[a,b]	13,439	$243,649
Impax Laboratories Inc.[a]	6,166	146,134
Innoviva Inc.[b]	5,918	65,039
Intersect ENT Inc.[a]	2,212	35,038
Intra-Cellular Therapies Inc.[a,b]	2,845	43,358
Johnson & Johnson	40,115	4,738,785
Lipocine Inc.[a]	1,378	6,146
Medicines Co. (The)[a]	5,112	192,927
Mylan NVa	12,188	464,607
MyoKardia Inc.[a,b]	1,215	19,853
Nektar Therapeutics[a]	11,148	191,523
Neos Therapeutics Inc.[a,b]	1,514	9,962
Ocular Therapeutix Inc.[a,b]	1,399	9,611
Omeros Corp.[a,b]	1,936	21,606
Pacira Pharmaceuticals Inc./DEa	2,982	102,044
Paratek Pharmaceuticals Inc.[a,b]	1,731	22,520
Pfizer Inc.	35,397	1,198,896
Phibro Animal Health Corp.	1,372	37,291
Prestige Brands Holdings Inc.[a]	4,373	211,085
Reata Pharmaceuticals Inc.[a,b]	472	12,442
Revance Therapeutics Inc.[a,b]	1,456	23,602
SciClone Pharmaceuticals Inc.[a]	4,003	41,031
Sucampo Pharmaceuticals Inc. Class Aa	1,965	24,189
Supernus Pharmaceuticals Inc.[a]	3,897	96,373
Teligent Inc.[a,b]	3,668	27,877
TherapeuticsMD Inc.[a,b]	11,738	79,936
Theravance Biopharma Inc.[a]	3,025	109,626
Titan Pharmaceuticals Inc.[a,b]	1,472	8,655
WaVe Life Sciences Ltd.[a]	497	16,138
Zoetis Inc.	38,285	1,991,203

		30,015,226
PROFESSIONAL SERVICES — 0.58%
Advisory Board Co. (The)[a]	3,376	151,042
Barrett Business Services Inc.	568	28,178
CEB Inc.	2,678	145,871
Dun & Bradstreet Corp. (The)	1,234	168,589
Equifax Inc.	9,946	1,338,533
Exponent Inc.	2,173	110,953
Franklin Covey Co.[a]	772	13,749
FTI Consulting Inc.[a]	268	11,942
GP Strategies Corp.[a]	1,044	25,703
Hill International Inc.[a]	1,149	5,297
Huron Consulting Group Inc.[a]	193	11,534
Insperity Inc.	1,306	94,868

Security	Shares	Value
Kforce Inc.	2,048	$41,964
Korn/Ferry International	2,797	58,737
Mistras Group Inc.[a]	1,413	33,163
Nielsen Holdings PLC	23,655	1,267,198
On Assignment Inc.[a]	4,389	159,277
Robert Half International Inc.	10,696	404,951
TransUnion[a]	4,440	153,180
TriNet Group Inc.[a,b]	3,501	75,727
TrueBlue Inc.[a]	212	4,804
Verisk Analytics Inc. Class Aa	12,861	1,045,342
WageWorks Inc.[a]	3,089	188,151

		5,538,753
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
Alexander & Baldwin Inc.	2,070	79,529
Altisource Portfolio Solutions SAa	1,111	35,996
AV Homes Inc.[a,b]	318	5,291
CBRE Group Inc. Class Aa	25,168	704,201
Consolidated-Tomoka Land Co.	370	18,940
Forestar Group Inc.[a,b]	266	3,115
HFF Inc. Class A	2,990	82,793
Kennedy-Wilson Holdings Inc.	3,414	76,986
Marcus & Millichap Inc.[a,b]	1,077	28,164
RMR Group Inc. (The) Class A	573	21,740
Trinity Place Holdings Inc.[a,b]	180	1,760

		1,058,515
ROAD & RAIL — 0.31%
AMERCO	323	104,726
Avis Budget Group Inc.[a]	7,022	240,223
Heartland Express Inc.	4,086	77,144
Hertz Global Holdings Inc.[a,b]	1,134	45,541
JB Hunt Transport Services Inc.	7,533	611,228
Knight Transportation Inc.	5,361	153,807
Landstar System Inc.	3,579	243,658
Old Dominion Freight Line Inc.[a]	3,526	241,919
Swift Transportation Co.[a,b]	6,227	133,694
Union Pacific Corp.	11,148	1,087,264
Universal Logistics Holdings Inc.	426	5,717
YRC Worldwide Inc.[a]	620	7,638

		2,952,559
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.03%
Acacia Communications Inc.[a,b]	437	45,133
Advanced Energy Industries Inc.[a]	3,117	147,496
Advanced Micro Devices Inc.[a,b]	26,101	180,358
Ambarella Inc.[a]	1,069	78,689

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Amkor Technology Inc.[a]	466	$4,530
Applied Materials Inc.	65,402	1,971,870
Applied Micro Circuits Corp.[a]	6,278	43,632
Broadcom Ltd.	31,770	5,480,960
Cabot Microelectronics Corp.	268	14,180
Cavium Inc.[a]	4,761	277,090
CEVA Inc.[a]	1,636	57,375
Cirrus Logic Inc.[a]	5,321	282,811
Cree Inc.[a,b]	3,046	78,343
Entegris Inc.[a]	7,361	128,229
Exar Corp.[a]	433	4,031
FormFactor Inc.[a]	2,994	32,485
GigPeak Inc.[a]	379	891
Impinj Inc.[a]	287	10,740
Inphi Corp.[a]	3,354	145,933
Integrated Device Technology Inc.[a]	11,419	263,779
Intel Corp.	35,785	1,350,884
KLA-Tencor Corp.	12,646	881,553
Lam Research Corp.	10,704	1,013,776
Lattice Semiconductor Corp.[a]	9,938	64,498
Linear Technology Corp.	9,380	556,140
MACOM Technology Solutions Holdings Inc.[a,b]	2,094	88,660
Maxim Integrated Products Inc.	23,744	948,098
MaxLinear Inc. Class Aa,b	4,761	96,505
Microchip Technology Inc.	17,632	1,095,653
Microsemi Corp.[a]	9,478	397,886
MKS Instruments Inc.	243	12,084
Monolithic Power Systems Inc.	3,299	265,570
Nanometrics Inc.[a]	1,595	35,632
NeoPhotonics Corp.[a]	423	6,912
NVE Corp.	177	10,432
NVIDIA Corp.	42,776	2,931,012
ON Semiconductor Corp.[a]	3,464	42,676
PDF Solutions Inc.[a]	2,502	45,461
Power Integrations Inc.	2,277	143,519
Qorvo Inc.[a]	1,145	63,822
QUALCOMM Inc.	25,587	1,752,710
Rambus Inc.[a,b]	2,298	28,725
Semtech Corp.[a]	5,374	149,021
Silicon Laboratories Inc.[a]	3,439	202,213
Skyworks Solutions Inc.	14,622	1,113,319
Synaptics Inc.[a]	3,140	183,941
Tessera Technologies Inc.	2,664	102,404
Texas Instruments Inc.	84,701	5,944,316

Security	Shares	Value
Ultratech Inc.[a]	139	$3,208
Xilinx Inc.	6,755	367,067

		29,146,252
SOFTWARE — 7.24%
8x8 Inc.[a]	7,322	112,978
A10 Networks Inc.[a,b]	4,275	45,700
ACI Worldwide Inc.[a]	9,440	182,947
Activision Blizzard Inc.	47,043	2,084,005
Adobe Systems Inc.[a]	41,135	4,464,793
American Software Inc./GA Class A	2,122	23,554
ANSYS Inc.[a]	1,903	176,237
Aspen Technology Inc.[a]	6,817	318,967
Atlassian Corp. PLC Class Aa,b	2,191	65,664
Autodesk Inc.[a]	14,538	1,051,534
Barracuda Networks Inc.[a]	1,812	46,170
Blackbaud Inc.	3,949	261,977
Bottomline Technologies de Inc.[a]	2,855	66,550
BroadSoft Inc.[a]	2,589	120,518
Cadence Design Systems Inc.[a]	25,101	640,829
Callidus Software Inc.[a]	4,591	84,245
CDK Global Inc.	13,113	752,162
Citrix Systems Inc.[a]	13,107	1,116,979
CommVault Systems Inc.[a]	3,221	171,132
Dell Technologies Inc. – VMware Inc. Class Va	1,934	92,445
Digimarc Corp.[a]	880	33,748
Ebix Inc.	2,114	120,181
Electronic Arts Inc.[a]	24,432	2,086,493
Ellie Mae Inc.[a,b]	2,745	289,048
EnerNOC Inc.[a]	1,910	10,333
Epiq Systems Inc.	946	15,600
Exa Corp.[a]	1,162	18,650
Fair Isaac Corp.	2,583	321,816
FireEye Inc.[a,b]	2,966	43,689
FleetMatics Group PLC[a]	3,329	199,673
Fortinet Inc.[a]	12,160	449,069
Gigamon Inc.[a,b]	2,800	153,440
Globant SAa,b	2,137	90,010
Guidance Software Inc.[a,b]	2,000	11,920
Guidewire Software Inc.[a]	6,057	363,299
HubSpot Inc.[a]	2,393	137,885
Imperva Inc.[a]	2,360	126,756
Infoblox Inc.[a]	4,788	126,260
Interactive Intelligence Group Inc.[a]	1,604	96,465

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Intuit Inc.	20,475	$2,252,455
Jive Software Inc.[a]	6,379	27,175
Majesco[a]	487	2,479
Manhattan Associates Inc.[a]	6,068	349,638
Microsoft Corp.	638,478	36,776,333
MicroStrategy Inc. Class Aa	422	70,660
Mitek Systems Inc.[a,b]	2,445	20,269
MobileIron Inc.[a]	3,016	8,294
Model N Inc.[a]	1,921	21,342
Monotype Imaging Holdings Inc.	3,684	81,453
NetSuite Inc.[a]	3,364	372,361
Nuance Communications Inc.[a]	14,177	205,566
Oracle Corp.	24,393	958,157
Park City Group Inc.[a,b]	714	8,425
Paycom Software Inc.[a]	3,656	183,275
Paylocity Holding Corp.[a,b]	1,788	79,494
Pegasystems Inc.	3,030	89,355
Progress Software Corp.[a]	580	15,776
Proofpoint Inc.[a,b]	3,407	255,014
PROS Holdings Inc.[a,b]	1,902	43,004
PTC Inc.[a]	4,239	187,830
Qualys Inc.[a]	2,315	88,410
Rapid7 Inc.[a]	1,641	28,964
RealPage Inc.[a]	4,758	122,281
Red Hat Inc.[a]	15,203	1,228,858
RingCentral Inc. Class Aa	4,872	115,271
Rosetta Stone Inc.[a]	1,244	10,549
Rubicon Project Inc. (The)[a]	1,226	10,151
salesforce.com inc.[a]	53,953	3,848,467
Sapiens International Corp. NV	2,271	29,001
SecureWorks Corp. Class Aa,b	155	1,939
ServiceNow Inc.[a]	13,289	1,051,824
Silver Spring Networks Inc.[a]	3,036	43,050
Splunk Inc.[a]	10,980	644,306
SS&C Technologies Holdings Inc.	12,977	417,211
Symantec Corp.	7,311	183,506
Synchronoss Technologies Inc.[a]	3,437	141,536
Synopsys Inc.[a]	1,205	71,517
Tableau Software Inc. Class Aa	4,598	254,131
Take-Two Interactive Software Inc.[a]	6,920	311,954
TiVo Corp.[a]	2,880	56,102
TubeMogul Inc.[a,b]	1,979	18,543
Tyler Technologies Inc.[a]	2,792	478,074
Ultimate Software Group Inc. (The)[a,b]	2,302	470,506

Security	Shares	Value
Varonis Systems Inc.[a]	1,098	$33,050
VASCO Data Security International Inc.[a]	2,534	44,624
VirnetX Holding Corp.[a,b]	3,324	10,171
VMware Inc. Class Aa,b	2,143	157,189
Workday Inc. Class Aa,b	9,781	896,820
Workiva Inc.[a]	1,808	32,779
Zendesk Inc.[a,b]	6,753	207,385
Zix Corp.[a]	4,999	20,496

		69,610,741
SPECIALTY RETAIL — 3.97%
Advance Auto Parts Inc.	5,934	884,878
American Eagle Outfitters Inc.	12,813	228,840
Asbury Automotive Group Inc.[a]	1,617	90,018
Ascena Retail Group Inc.[a]	4,819	26,938
At Home Group Inc.[a]	269	4,075
AutoNation Inc.[a]	2,171	105,749
AutoZone Inc.[a]	2,478	1,903,947
Bed Bath & Beyond Inc.	1,312	56,560
Buckle Inc. (The)[b]	804	19,320
Build-A-Bear Workshop Inc.[a]	55	570
Burlington Stores Inc.[a]	3,368	272,875
Cabela’s Inc.[a]	649	35,650
CarMax Inc.[a]	16,220	865,337
Cato Corp. (The) Class A	431	14,176
Chico’s FAS Inc.	9,777	116,346
Children’s Place Inc. (The)	1,548	123,639
Container Store Group Inc. (The)[a]	1,314	6,596
Destination XL Group Inc.[a,b]	2,699	11,687
Dick’s Sporting Goods Inc.	5,727	324,836
Finish Line Inc. (The) Class A	1,153	26,611
Five Below Inc.[a]	4,568	184,045
Foot Locker Inc.	10,187	689,864
Francesca’s Holdings Corp.[a]	3,343	51,583
Gap Inc. (The)	1,200	26,688
Genesco Inc.[a,b]	194	10,565
GNC Holdings Inc. Class A	5,555	113,433
Group 1 Automotive Inc.	389	24,849
Hibbett Sports Inc.[a,b]	1,504	60,010
Home Depot Inc. (The)	104,890	13,497,245
Kirkland’s Inc.[a]	552	6,723
L Brands Inc.	3,681	260,504
Lithia Motors Inc. Class A	1,988	189,894
Lowe’s Companies Inc.	75,381	5,443,262
MarineMax Inc.[a]	1,058	22,165

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
Michaels Companies Inc. (The)[a,b]	5,978	$144,488
Monro Muffler Brake Inc.	2,608	159,531
Murphy USA Inc.[a]	1,879	134,086
O’Reilly Automotive Inc.[a]	7,948	2,226,314
Party City Holdco Inc.[a]	987	16,897
Pier 1 Imports Inc.	1,060	4,494
Ross Stores Inc.	33,073	2,126,594
Sally Beauty Holdings Inc.[a,b]	12,253	314,657
Select Comfort Corp.[a]	4,100	88,560
Signet Jewelers Ltd.	6,007	447,702
Sportsman’s Warehouse Holdings Inc.[a,b]	1,997	21,009
Stein Mart Inc.	2,597	16,491
Tailored Brands Inc.	1,237	19,421
Tile Shop Holdings Inc.[a,b]	2,698	44,652
TJX Companies Inc. (The)	55,749	4,168,910
Tractor Supply Co.	11,203	754,522
Ulta Salon Cosmetics & Fragrance Inc.[a]	4,917	1,170,148
Urban Outfitters Inc.[a,b]	5,837	201,493
Vitamin Shoppe Inc.[a]	154	4,135
Williams-Sonoma Inc.	7,388	377,379
Winmark Corp.	186	19,627

		38,160,588
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.09%
3D Systems Corp.[a,b]	8,917	160,060
Apple Inc.	423,202	47,842,986
Avid Technology Inc.[a,b]	1,623	12,887
CPI Card Group Inc.[b]	1,006	6,076
Cray Inc.[a]	3,277	77,141
Diebold Inc.	1,956	48,489
Eastman Kodak Co.[a,b]	1,368	20,520
Electronics For Imaging Inc.[a,b]	4,014	196,365
Immersion Corp.[a,b]	534	4,357
NCR Corp.[a]	10,364	333,617
Nimble Storage Inc.[a]	5,318	46,958
Pure Storage Inc. Class Aa,b	5,930	80,352
Silicon Graphics International Corp.[a]	2,536	19,527
Stratasys Ltd.[a]	1,925	46,373
Super Micro Computer Inc.[a]	694	16,219
USA Technologies Inc.[a]	2,629	14,736

		48,926,663

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.26%
Carter’s Inc.	4,196	$363,835
Coach Inc.	4,421	161,632
Columbia Sportswear Co.	2,242	127,211
Crocs Inc.[a]	6,121	50,804
Culp Inc.	833	24,798
Deckers Outdoor Corp.[a]	180	10,719
G-III Apparel Group Ltd.[a,b]	2,853	83,165
Hanesbrands Inc.	31,633	798,733
Kate Spade & Co.[a]	10,586	181,338
lululemon athletica Inc.[a]	8,149	496,926
Michael Kors Holdings Ltd.[a]	13,591	635,923
NIKE Inc. Class B	111,654	5,878,583
Oxford Industries Inc.	1,364	92,343
Ralph Lauren Corp.	368	37,220
Skechers U.S.A. Inc. Class Aa	10,918	250,022
Steven Madden Ltd.[a]	5,116	176,809
Superior Uniform Group Inc.	604	11,953
Under Armour Inc. Class Aa,b	15,354	593,893
Under Armour Inc. Class Ca	15,526	525,710
Vera Bradley Inc.[a]	1,190	18,029
VF Corp.	28,589	1,602,414
Vince Holding Corp.[a,b]	176	993
Wolverine World Wide Inc.	1,272	29,294

		12,152,347
THRIFTS & MORTGAGE FINANCE — 0.04%
BofI Holding Inc.[a,b]	4,858	108,819
Essent Group Ltd.[a]	6,210	165,248
Greene County Bancorp. Inc.	22	367
Hingham Institution for Savings	49	6,787
Home Bancorp. Inc.	59	1,652
LendingTree Inc.[a,b]	526	50,975
Meridian Bancorp. Inc.	639	9,949
Nationstar Mortgage Holdings Inc.[a]	1,352	20,023
Northfield Bancorp. Inc.	363	5,844
Provident Bancorp. Inc.[a]	31	484
Westfield Financial Inc.	116	887

		371,035
TOBACCO — 1.44%
Altria Group Inc.	164,899	10,426,564
Philip Morris International Inc.	13,957	1,356,900
Reynolds American Inc.	42,788	2,017,454
Turning Point Brands Inc.[a]	273	3,281
Vector Group Ltd.	3,375	72,664

		13,876,863

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETF

September 30, 2016

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Air Lease Corp.	3,998	$114,263
Applied Industrial Technologies Inc.	1,252	58,518
Beacon Roofing Supply Inc.[a]	4,974	209,256
BMC Stock Holdings Inc.[a]	3,985	70,654
Fastenal Co.	24,330	1,016,507
GMS Inc.[a,b]	588	13,071
H&E Equipment Services Inc.	2,466	41,330
HD Supply Holdings Inc.[a]	16,861	539,215
Herc Holdings Inc.[a]	378	12,739
Kaman Corp.	181	7,950
Lawson Products Inc./DEa	312	5,532
MSC Industrial Direct Co. Inc. Class A	1,658	121,714
Neff Corp.[a]	212	2,014
SiteOne Landscape Supply Inc.[a,b]	966	34,708
Triton International Ltd.	604	7,967
United Rentals Inc.[a]	6,326	496,528
Univar Inc.[a,b]	3,567	77,939
Veritiv Corp.[a]	35	1,756
Watsco Inc.	2,181	307,303
WW Grainger Inc.	4,642	1,043,707

		4,182,671
WATER UTILITIES — 0.02%
American States Water Co.	2,000	80,100
California Water Service Group	2,364	75,861
Connecticut Water Service Inc.	194	9,647
Global Water Resources Inc.	694	5,559
Middlesex Water Co.	1,107	39,011
York Water Co. (The)	936	27,762

		237,940
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Boingo Wireless Inc.[a,b]	1,547	15,903
Leap Wireless International Inc.[c]	638	2,026

Security	Shares	Value
Shenandoah Telecommunications Co.	3,890	$105,847
T-Mobile U.S. Inc.[a]	14,792	691,082

		814,858

TOTAL COMMON STOCKS
(Cost: $930,383,917)		959,276,236

SHORT-TERM INVESTMENTS — 3.89%

MONEY MARKET FUNDS — 3.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	36,660,809	36,660,809
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	778,994	778,994

		37,439,803

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,439,803)		37,439,803

TOTAL INVESTMENTS IN SECURITIES — 103.64%
(Cost: $967,823,720)		996,716,039
Other Assets, Less Liabilities — (3.64)%		(35,044,591)

NET ASSETS — 100.00%		$961,671,448

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Illiquid and non-transferable security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	4	Dec. 2016	ICE Markets Equity	$493,287	$499,320	$6,033
S&P 500 E-Mini	16	Dec. 2016	Chicago Mercantile	1,715,055	1,728,320	13,265

				Net unrealized appreciation		$19,298

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.53%
AAR Corp.	2,583	$80,900
Aerojet Rocketdyne Holdings Inc.[a]	2,292	40,293
Aerovironment Inc.[a]	1,269	30,976
Cubic Corp.	1,871	87,582
Curtiss-Wright Corp.	900	81,999
DigitalGlobe Inc.[a,b]	4,688	128,920
Ducommun Inc.[a]	782	17,861
Engility Holdings Inc.[a]	1,473	46,399
Esterline Technologies Corp.[a]	2,263	172,079
General Dynamics Corp.	10,737	1,665,953
Huntington Ingalls Industries Inc.	575	88,216
KEYW Holding Corp. (The)[a,b]	2,794	30,846
KLX Inc.[a]	4,081	143,651
Kratos Defense & Security Solutions Inc.[a,b]	3,289	22,661
L-3 Communications Holdings Inc.	5,739	865,039
Mercury Systems Inc.[a]	2,609	64,103
Moog Inc. Class Aa	2,144	127,654
National Presto Industries Inc.	370	32,482
Orbital ATK Inc.	4,360	332,363
Raytheon Co.	13,824	1,881,861
Sparton Corp.[a]	734	19,275
Spirit AeroSystems Holdings Inc. Class Aa	4,731	210,719
Teledyne Technologies Inc.[a]	1,824	196,864
Textron Inc.	13,896	552,366
Triumph Group Inc.	3,809	106,195
United Technologies Corp.	58,347	5,928,055
Vectrus Inc.[a]	537	8,179
Wesco Aircraft Holdings Inc.[a,b]	3,214	43,164

		13,006,655
AIR FREIGHT & LOGISTICS — 0.08%
Air Transport Services Group Inc.[a]	3,299	47,341
Atlas Air Worldwide Holdings Inc.[a]	1,819	77,890
Echo Global Logistics Inc.[a]	266	6,134
Expeditors International of Washington Inc.	4,021	207,162
Hub Group Inc. Class Aa	202	8,233
Park-Ohio Holdings Corp.	633	23,073
Radiant Logistics Inc.[a,b]	99	281
XPO Logistics Inc.[a]	7,432	272,531

		642,645

Security	Shares	Value
AIRLINES — 0.51%
Alaska Air Group Inc.	1,583	$104,256
American Airlines Group Inc.	39,822	1,457,884
Copa Holdings SA Class A	2,325	204,437
Delta Air Lines Inc.	12,769	502,588
JetBlue Airways Corp.[a]	22,180	382,383
SkyWest Inc.	3,726	98,404
Spirit Airlines Inc.[a,b]	5,329	226,642
United Continental Holdings Inc.[a]	25,121	1,318,099
Virgin America Inc.[a]	115	6,154

		4,300,847
AUTO COMPONENTS — 0.53%
BorgWarner Inc.	14,275	502,194
Cooper Tire & Rubber Co.	4,033	153,335
Cooper-Standard Holding Inc.[a]	79	7,805
Dana Inc.	10,841	169,011
Federal-Mogul Holdings Corp.[a]	2,208	21,219
Gentex Corp.	7,512	131,911
Goodyear Tire & Rubber Co. (The)	20,143	650,619
Johnson Controls International PLC	54,189	2,521,422
Lear Corp.	953	115,523
Metaldyne Performance Group Inc.	385	6,102
Modine Manufacturing Co.[a]	3,494	41,439
Motorcar Parts of America Inc.[a]	93	2,676
Spartan Motors Inc.	2,469	23,653
Standard Motor Products Inc.	646	30,853
Strattec Security Corp.	173	6,107
Superior Industries International Inc.	1,837	53,567
Tower International Inc.	1,398	33,692
Workhorse Group Inc.[a,b]	63	456

		4,471,584
AUTOMOBILES — 0.81%
Ford Motor Co.	291,826	3,522,340
General Motors Co.	105,346	3,346,842

		6,869,182
BANKS — 10.80%
1st Source Corp.	1,305	46,582
Access National Corp.	841	20,100
ACNB Corp.	442	11,748
Allegiance Bancshares Inc.[a]	630	17,010
American National Bankshares Inc.	644	18,000
Ameris Bancorp.	664	23,207

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Ames National Corp.	655	$18,117
Arrow Financial Corp.	837	27,479
Associated Banc-Corp.	11,086	217,175
Atlantic Capital Bancshares Inc.[a,b]	1,052	15,759
Banc of California Inc.	1,032	18,019
BancFirst Corp.	527	38,213
Banco Latinoamericano de Comercio Exterior SA Class E	2,187	61,630
Bancorp. Inc. (The)[a]	2,780	17,848
BancorpSouth Inc.	6,424	149,037
Bank of America Corp.	772,623	12,091,550
Bank of Hawaii Corp.	3,173	230,423
Bank of Marin Bancorp.	416	20,688
BankUnited Inc.	7,415	223,933
Bankwell Financial Group Inc.	354	8,386
Banner Corp.	2,166	94,741
Bar Harbor Bankshares	365	13,403
BB&T Corp.	61,098	2,304,617
Berkshire Hills Bancorp. Inc.	2,472	68,499
Blue Hills Bancorp. Inc.	1,621	24,347
BNC Bancorp.	2,643	64,278
BOK Financial Corp.	1,896	130,767
Boston Private Financial Holdings Inc.	6,020	77,237
Bridge Bancorp. Inc.	1,142	32,650
Brookline Bancorp. Inc.	4,928	60,072
Bryn Mawr Bank Corp.	1,210	38,708
C&F Financial Corp.	241	10,382
California First National Bancorp.	170	2,373
Camden National Corp.	839	40,054
Capital Bank Financial Corp. Class A	703	22,573
Capital City Bank Group Inc.	909	13,426
Cardinal Financial Corp.	2,092	54,580
Carolina Financial Corp.	759	16,956
Cascade Bancorp.[a]	2,678	16,229
Cathay General Bancorp.	5,511	169,629
CenterState Banks Inc.	3,230	57,268
Central Pacific Financial Corp.	2,134	53,755
Central Valley Community Bancorp.	650	10,309
Century Bancorp. Inc./MA Class A	270	12,236
Chemical Financial Corp.	3,241	143,025
Chemung Financial Corp.	236	6,842
CIT Group Inc.	15,061	546,714

Security	Shares	Value
Citigroup Inc.	220,731	$10,425,125
Citizens & Northern Corp.	939	20,630
Citizens Financial Group Inc.	23,392	578,016
City Holding Co.	1,108	55,721
CNB Financial Corp./PA	986	20,864
CoBiz Financial Inc.	2,910	38,732
Codorus Valley Bancorp. Inc.	576	12,603
Columbia Banking System Inc.	4,200	137,424
Comerica Inc.	13,050	617,526
Commerce Bancshares Inc./MO	6,214	306,102
Community Bank System Inc.	3,178	152,894
Community Trust Bancorp. Inc.	1,179	43,753
CommunityOne Bancorp.[a]	990	13,702
ConnectOne Bancorp. Inc.	2,062	37,240
County Bancorp. Inc.	118	2,361
CU Bancorp.[a]	1,157	26,391
Cullen/Frost Bankers Inc.	3,958	284,738
Customers Bancorp. Inc.[a,b]	1,071	26,946
CVB Financial Corp.[b]	7,736	136,231
Eagle Bancorp. Inc.[a]	535	26,392
East West Bancorp. Inc.	10,754	394,779
Enterprise Bancorp. Inc./MA	820	22,960
Enterprise Financial Services Corp.	1,426	44,562
Equity Bancshares Inc. Class Aa,b	587	15,227
Farmers Capital Bank Corp.	451	13,368
Farmers National Banc Corp.	1,844	19,878
FCB Financial Holdings Inc. Class Aa,b	2,197	84,431
Fidelity Southern Corp.	1,792	32,955
Fifth Third Bancorp.	57,224	1,170,803
Financial Institutions Inc.	1,063	28,818
First Bancorp. Inc./ME	670	16,060
First BanCorp./Puerto Rico[a]	8,229	42,791
First Bancorp./Southern Pines NC	1,720	34,039
First Busey Corp.	2,472	55,867
First Business Financial Services Inc.	584	13,724
First Citizens BancShares Inc./NC Class A	557	163,697
First Commonwealth Financial Corp.	6,340	63,971
First Community Bancshares Inc./VA	1,280	31,744
First Community Financial Partners Inc.[a]	1,009	9,606

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
First Connecticut Bancorp. Inc./Farmington CT	816	$14,517
First Financial Bancorp.	4,513	98,564
First Financial Bankshares Inc.[b]	1,715	62,495
First Financial Corp./IN	678	27,581
First Financial Northwest Inc.	674	9,551
First Foundation Inc.[a]	661	16,307
First Hawaiian Inc.[a]	1,625	43,647
First Horizon National Corp.	17,615	268,276
First Internet Bancorp.	385	8,890
First Interstate BancSystem Inc.	1,576	49,660
First Merchants Corp.	2,898	77,521
First Mid-Illinois Bancshares Inc.	424	11,558
First Midwest Bancorp. Inc./IL	5,909	114,398
First NBC Bank Holding Co.[a]	1,177	11,111
First Northwest Bancorp.[a]	822	11,089
First of Long Island Corp. (The)	1,204	39,913
First Republic Bank/CA	2,148	165,632
Flushing Financial Corp.	2,096	49,717
FNB Corp./PA	15,954	196,234
Franklin Financial Network Inc.[a]	666	24,908
Fulton Financial Corp.	12,768	185,391
German American Bancorp. Inc.	977	38,035
Glacier Bancorp. Inc.	5,819	165,958
Great Southern Bancorp. Inc.	805	32,763
Great Western Bancorp. Inc.	4,301	143,309
Green Bancorp. Inc.[a,b]	1,927	21,062
Guaranty Bancorp.	1,188	21,206
Hancock Holding Co.	5,460	177,068
Hanmi Financial Corp.	2,495	65,718
HarborOne Bancorp Inc.[a]	1,003	15,807
Heartland Financial USA Inc.	1,679	60,562
Heritage Commerce Corp.	1,605	17,559
Heritage Financial Corp./WA	2,267	40,693
Heritage Oaks Bancorp.	1,583	12,981
Hilltop Holdings Inc.[a]	5,442	122,227
HomeTrust Bancshares Inc.[a,b]	1,077	19,924
Hope Bancorp Inc.	9,838	170,886
Horizon Bancorp./IN	1,141	33,523
Huntington Bancshares Inc./OH	80,887	797,546
IBERIABANK Corp.	3,071	206,125
Independent Bank Corp./MI	1,724	29,015
Independent Bank Corp./Rockland MA	1,883	101,851
Independent Bank Group Inc.	933	41,211

Security	Shares	Value
International Bancshares Corp.	4,263	$126,952
Investors Bancorp. Inc.	22,084	265,229
JPMorgan Chase & Co.	273,642	18,221,821
KeyCorp	80,756	982,800
Lakeland Bancorp. Inc.	3,069	43,089
Lakeland Financial Corp.	1,938	68,644
LCNB Corp.	654	11,916
LegacyTexas Financial Group Inc.	3,478	110,009
M&T Bank Corp.	11,198	1,300,088
Macatawa Bank Corp.	1,960	15,660
MainSource Financial Group Inc.	1,635	40,793
MB Financial Inc.	5,193	197,542
MBT Financial Corp.	1,323	11,973
Mercantile Bank Corp.	1,370	36,784
Merchants Bancshares Inc./VT	384	12,438
Middleburg Financial Corp.	349	9,870
Midland States Bancorp. Inc.	274	6,943
MidWestOne Financial Group Inc.	532	16,157
MutualFirst Financial Inc.	402	11,147
National Bankshares Inc.	540	19,861
National Commerce Corp.[a]	727	19,673
NBT Bancorp. Inc.	3,210	105,513
Nicolet Bankshares Inc.[a]	515	19,750
Northrim BanCorp. Inc.	497	12,798
OFG Bancorp.	3,741	37,821
Old Line Bancshares Inc.	622	12,272
Old National Bancorp./IN	9,690	136,241
Old Second Bancorp. Inc.	2,756	22,902
Opus Bank	400	14,148
Orrstown Financial Services Inc.	565	11,159
Pacific Continental Corp.	1,443	24,271
Pacific Mercantile Bancorp.[a]	1,135	8,365
Pacific Premier Bancorp. Inc.[a]	1,349	35,695
PacWest Bancorp.	9,010	386,619
Paragon Commercial Corp.	59	2,141
Park National Corp.	1,044	100,224
Park Sterling Corp.	2,571	20,876
Peapack Gladstone Financial Corp.	1,340	30,029
Penns Woods Bancorp. Inc.	301	13,382
People’s United Financial Inc.	23,193	366,913
People’s Utah Bancorp.	811	16,504
Peoples Bancorp. Inc./OH	1,216	29,901
Peoples Financial Services Corp.	572	23,315
Pinnacle Financial Partners Inc.	2,720	147,098
PNC Financial Services Group Inc. (The)[c]	37,530	3,381,078

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Popular Inc.	7,787	$297,619
Preferred Bank/Los Angeles CA	911	32,568
Premier Financial Bancorp. Inc.	632	10,832
PrivateBancorp. Inc.	5,961	273,729
Prosperity Bancshares Inc.	4,964	272,474
QCR Holdings Inc.	1,046	33,200
Regions Financial Corp.	95,470	942,289
Renasant Corp.	2,949	99,175
Republic Bancorp. Inc./KY Class A	787	24,460
Republic First Bancorp. Inc.[a]	2,496	10,259
S&T Bancorp. Inc.	2,531	73,374
Sandy Spring Bancorp. Inc.	1,892	57,857
Seacoast Banking Corp. of Florida[a]	2,488	40,032
Shore Bancshares Inc.	934	11,003
Sierra Bancorp.	933	17,503
Signature Bank/New York NYa	1,596	189,046
Simmons First National Corp. Class A	2,142	106,886
South State Corp.	1,791	134,397
Southern First Bancshares Inc.[a]	423	11,666
Southern National Bancorp. of Virginia Inc.	830	10,831
Southside Bancshares Inc.	1,770	56,959
Southwest Bancorp. Inc.	1,555	29,529
State Bank Financial Corp.	2,563	58,488
Sterling Bancorp./DE	9,334	163,345
Stock Yards Bancorp. Inc.	1,545	50,923
Stonegate Bank	783	26,426
Suffolk Bancorp.	837	29,102
Summit Financial Group Inc.	620	11,879
Sun Bancorp. Inc./NJb	993	22,899
SunTrust Banks Inc.	37,760	1,653,888
SVB Financial Group[a]	1,007	111,314
Synovus Financial Corp.	9,339	303,798
TCF Financial Corp.	11,732	170,231
Texas Capital Bancshares Inc.[a]	3,272	179,698
Tompkins Financial Corp.	1,030	78,702
TowneBank/Portsmouth VA	4,028	96,793
TriCo Bancshares	1,467	39,272
Tristate Capital Holdings Inc.[a]	1,726	27,875
Triumph Bancorp. Inc.[a]	1,302	25,832
Trustmark Corp.	4,917	135,512
U.S. Bancorp.	122,043	5,234,424
UMB Financial Corp.	3,285	195,293
Umpqua Holdings Corp.	16,441	247,437

Security	Shares	Value
Union Bankshares Corp.	3,282	$87,859
Union Bankshares Inc./Morrisville VTb	28	954
United Bankshares Inc./WV	4,874	183,604
United Community Banks Inc./GA	5,068	106,529
Univest Corp. of Pennsylvania	1,837	42,912
Valley National Bancorp.	18,932	184,208
Veritex Holdings Inc.[a]	422	7,339
Washington Trust Bancorp. Inc.	1,174	47,218
WashingtonFirst Bankshares Inc.	602	14,815
Webster Financial Corp.	6,882	261,585
Wells Fargo & Co.	343,491	15,209,781
WesBanco Inc.	3,102	101,994
West Bancorp. Inc.	1,197	23,461
Westamerica Bancorp.	1,861	94,688
Western Alliance Bancorp.[a]	2,974	111,644
Wintrust Financial Corp.	3,828	212,722
Xenith Bankshares Inc.[a]	6,907	15,955
Yadkin Financial Corp.	3,771	99,140
Zions BanCorp.	15,227	472,342

		91,771,207
BEVERAGES — 0.72%
Brown-Forman Corp. Class A	249	12,388
Brown-Forman Corp. Class B	844	40,039
Coca-Cola Co. (The)	73,823	3,124,190
Craft Brew Alliance Inc.[a,b]	536	10,093
Molson Coors Brewing Co. Class B	12,934	1,420,153
PepsiCo Inc.	14,160	1,540,183

		6,147,046
BIOTECHNOLOGY — 0.17%
Acorda Therapeutics Inc.[a]	2,633	54,977
Adamas Pharmaceuticals Inc.[a,b]	911	14,949
Adverum Biotechnologies Inc.[a]	1,709	7,024
Agenus Inc.[a,b]	1,039	7,460
Akebia Therapeutics Inc.[a,b]	2,161	19,557
Alnylam Pharmaceuticals Inc.[a,b]	738	50,022
AMAG Pharmaceuticals Inc.[a]	1,795	43,995
Ardelyx Inc.[a]	2,331	30,163
ARIAD Pharmaceuticals Inc.[a]	801	10,966
Array BioPharma Inc.[a,b]	8,882	59,953
Arrowhead Pharmaceuticals Inc.[a,b]	294	2,161
Atara Biotherapeutics Inc.[a,b]	1,620	34,652
Athersys Inc.[a]	340	724
Audentes Therapeutics Inc.[a]	86	1,532
Bellicum Pharmaceuticals Inc.[a,b]	515	10,248

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
BioCryst Pharmaceuticals Inc.[a,b]	1,087	$4,794
Bluebird Bio Inc.[a]	1,720	116,582
Cara Therapeutics Inc.[a,b]	1,348	11,256
Celldex Therapeutics Inc.[a,b]	6,492	26,228
Cellular Biomedicine Group Inc.[a,b]	276	4,002
Chimerix Inc.[a]	3,170	17,562
Cidara Therapeutics Inc.[a]	745	8,530
Concert Pharmaceuticals Inc.[a,b]	726	7,340
Corvus Pharmaceuticals Inc.[a]	212	3,487
CytRx Corp.[a]	315	185
Dimension Therapeutics Inc.[a]	48	383
Edge Therapeutics Inc.[a,b]	992	10,327
Enanta Pharmaceuticals Inc.[a]	1,156	30,761
Epizyme Inc.[a]	855	8,413
Esperion Therapeutics Inc.[a,b]	1,064	14,736
Exelixis Inc.[a]	6,424	82,163
Five Prime Therapeutics Inc.[a]	1,533	80,467
Idera Pharmaceuticals Inc.[a,b]	420	1,075
Ignyta Inc.[a]	531	3,340
Immune Design Corp.[a]	46	349
Immunomedics Inc.[a,b]	301	978
Infinity Pharmaceuticals Inc.[a]	288	449
Inotek Pharmaceuticals Corp.[a]	126	1,194
Juno Therapeutics Inc.[a,b]	459	13,775
Kadmon Holdings Inc.[a]	121	888
Karyopharm Therapeutics Inc.[a]	1,379	13,418
Merrimack Pharmaceuticals Inc.[a,b]	3,018	19,164
Momenta Pharmaceuticals Inc.[a]	3,665	42,844
NantKwest Inc.[a,b]	1,461	11,366
NewLink Genetics Corp.[a]	380	5,708
OPKO Health Inc.[a,b]	2,047	21,678
Osiris Therapeutics Inc.[b]	133	660
Otonomy Inc.[a]	1,782	32,414
OvaScience Inc.[a]	2,011	14,399
PDL BioPharma Inc.	11,559	38,723
Pfenex Inc.[a]	82	734
PharmAthene Inc.[a]	274	795
Portola Pharmaceuticals Inc.[a]	306	6,949
Protagonist Therapeutics Inc.	113	2,388
PTC Therapeutics Inc.[a]	2,469	34,591
REGENXBIO Inc.[a,b]	1,215	17,022
Retrophin Inc.[a,b]	2,686	60,113
Rigel Pharmaceuticals Inc.[a]	1,428	5,241
Selecta Biosciences Inc.[a]	76	1,083
Spectrum Pharmaceuticals Inc.[a,b]	3,573	16,686

Security	Shares	Value
Stemline Therapeutics Inc.[a,b]	743	$8,047
Syndax Pharmaceuticals Inc.[a]	171	2,592
Syros Pharmaceuticals Inc.	69	957
TrovaGene Inc.[a,b]	167	750
United Therapeutics Corp.[a]	2,374	280,322
Versartis Inc.[a]	2,184	26,754
Voyager Therapeutics Inc.[a]	707	8,491
Zafgen Inc.[a]	1,699	5,624

		1,477,160
BUILDING PRODUCTS — 0.15%
Armstrong Flooring Inc.[a,b]	1,480	27,942
Armstrong World Industries Inc.[a]	3,402	140,571
CSW Industrials Inc.[a]	1,071	34,690
Gibraltar Industries Inc.[a]	828	30,760
Griffon Corp.	366	6,226
Lennox International Inc.	220	34,547
Masco Corp.	8,713	298,943
Owens Corning	8,572	457,659
Quanex Building Products Corp.	2,265	39,094
Universal Forest Products Inc.	172	16,940
USG Corp.[a,b]	6,513	168,361

		1,255,733
CAPITAL MARKETS — 3.50%
Affiliated Managers Group Inc.[a]	516	74,665
Ameriprise Financial Inc.	8,236	821,706
Arlington Asset Investment Corp. Class Ab	1,543	22,821
Associated Capital Group Inc.	335	11,879
B. Riley Financial Inc.	691	9,232
Bank of New York Mellon Corp. (The)	78,674	3,137,519
BlackRock Inc.[c]	9,390	3,403,499
Calamos Asset Management Inc. Class A	1,211	8,259
Charles Schwab Corp. (The)	17,909	565,387
CME Group Inc.	25,366	2,651,254
Cowen Group Inc. Class Aa,b	7,670	27,842
E*TRADE Financial Corp.[a]	20,878	607,967
FBR & Co.	446	5,905
Fifth Street Asset Management Inc.	25	138
Franklin Resources Inc.	27,004	960,532
GAIN Capital Holdings Inc.	2,431	15,024
GAMCO Investors Inc. Class A	251	7,146
Goldman Sachs Group Inc. (The)	28,993	4,675,701
Greenhill & Co. Inc.	528	12,445

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Interactive Brokers Group Inc. Class A	4,110	$144,960
Intercontinental Exchange Inc.	4,600	1,239,056
INTL. FCStone Inc.[a]	1,154	44,833
Invesco Ltd.	25,606	800,700
Investment Technology Group Inc.	2,076	35,583
Janus Capital Group Inc.	10,538	147,637
KCG Holdings Inc. Class Aa	3,700	57,461
Ladenburg Thalmann Financial Services Inc.[a,b]	6,171	14,255
Lazard Ltd. Class A	8,217	298,770
Legg Mason Inc.	8,048	269,447
LPL Financial Holdings Inc.	5,499	164,475
Manning & Napier Inc.	1,109	7,863
Medley Management Inc.	235	1,976
Moody’s Corp.	1,333	144,337
Morgan Stanley	107,261	3,438,788
Nasdaq Inc.	8,382	566,120
Northern Trust Corp.	15,488	1,053,029
OM Asset Management PLC	950	13,215
Oppenheimer Holdings Inc. Class A	791	11,303
Piper Jaffray Companies[a]	1,069	51,633
PJT Partners Inc.	1,319	35,969
Pzena Investment Management Inc. Class A	277	2,133
Raymond James Financial Inc.	9,526	554,509
Safeguard Scientifics Inc.[a]	1,597	20,697
State Street Corp.	28,580	1,990,025
Stifel Financial Corp.[a]	4,714	181,253
T Rowe Price Group Inc.	4,289	285,219
TD Ameritrade Holding Corp.	2,043	71,995
Thomson Reuters Corp.	22,452	929,064
Value Line Inc.	8	130
Virtu Financial Inc.	118	1,767
Virtus Investment Partners Inc.	447	43,743
Waddell & Reed Financial Inc. Class A	5,309	96,411
Wins Finance Holdings Inc.[a,b]	103	3,046

		29,740,323
CHEMICALS — 1.57%
A Schulman Inc.	2,018	58,764
AgroFresh Solutions Inc.[a]	1,630	8,623
Air Products & Chemicals Inc.	1,889	283,992
Albemarle Corp.	8,468	723,929

Security	Shares	Value
American Vanguard Corp.	2,310	$37,099
Ashland Global Holdings Inc.	4,675	542,066
Cabot Corp.	4,564	239,199
Calgon Carbon Corp.	3,547	53,808
Celanese Corp. Series A	10,027	667,397
CF Industries Holdings Inc.	16,747	407,790
Chemours Co. (The)	2,256	36,096
Chemtura Corp.[a]	2,311	75,824
Codexis Inc.[a]	144	639
Dow Chemical Co. (The)	84,335	4,371,083
Eastman Chemical Co.	11,146	754,361
FMC Corp.	1,937	93,635
FutureFuel Corp.	1,626	18,341
GCP Applied Technologies Inc.[a]	821	23,251
Hawkins Inc.	685	29,681
Huntsman Corp.	15,165	246,735
Ingevity Corp.[a]	624	28,766
Innophos Holdings Inc.	157	6,128
Innospec Inc.	1,736	105,566
KMG Chemicals Inc.	366	10,369
Koppers Holdings Inc.[a]	302	9,718
Kraton Corp.[a]	2,194	76,878
Kronos Worldwide Inc.	1,588	13,165
LSB Industries Inc.[a,b]	1,710	14,672
LyondellBasell Industries NV Class A	14,508	1,170,215
Minerals Technologies Inc.	1,141	80,657
Monsanto Co.	11,556	1,181,023
Mosaic Co. (The)	26,316	643,689
NewMarket Corp.	36	15,456
Olin Corp.	12,183	249,995
OMNOVA Solutions Inc.[a]	1,086	9,166
Platform Specialty Products Corp.[a,b]	14,582	118,260
Praxair Inc.	2,608	315,125
Quaker Chemical Corp.	227	24,046
Rayonier Advanced Materials Inc.	1,255	16,779
Scotts Miracle-Gro Co. (The) Class A	264	21,983
Stepan Co.	1,266	91,988
TerraVia Holdings Inc.[a,b]	5,828	16,027
Trecora Resources[a]	293	3,346
Tredegar Corp.	1,969	36,604
Tronox Ltd. Class A	4,901	45,922
Valhi Inc.	688	1,582

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Westlake Chemical Corp.	2,822	$150,977
WR Grace & Co.	2,346	173,135

		13,303,550
COMMERCIAL SERVICES & SUPPLIES — 0.30%
ABM Industries Inc.	4,078	161,897
ACCO Brands Corp.[a]	8,005	77,168
ARC Document Solutions Inc.[a]	3,046	11,392
Brady Corp. Class A	811	28,069
Casella Waste Systems Inc. Class Aa	3,041	31,322
CECO Environmental Corp.	2,650	29,892
Clean Harbors Inc.[a,b]	3,552	170,425
CompX International Inc.	117	1,355
Ennis Inc.	2,008	33,835
Essendant Inc.	2,789	57,230
G&K Services Inc. Class A	403	38,482
Heritage-Crystal Clean Inc.[a]	670	8,898
InnerWorkings Inc.[a,b]	197	1,856
Interface Inc.	564	9,413
Kimball International Inc. Class B	417	5,396
McGrath RentCorp	1,808	57,332
Mobile Mini Inc.	856	25,851
MSA Safety Inc.	712	41,324
NL Industries Inc.[a]	526	2,067
Quad/Graphics Inc.	1,012	27,041
Republic Services Inc.	17,636	889,736
RR Donnelley & Sons Co.	5,016	78,852
SP Plus Corp.[a]	86	2,199
Stericycle Inc.[a]	340	27,248
Team Inc.[a]	141	4,612
Tetra Tech Inc.	3,591	127,373
TRC Companies Inc.[a]	997	8,644
UniFirst Corp./MA	998	131,596
Viad Corp.	640	23,597
VSE Corp.	598	20,326
Waste Management Inc.	5,782	368,660
West Corp.	2,738	60,455

		2,563,543
COMMUNICATIONS EQUIPMENT — 1.91%
ADTRAN Inc.	1,304	24,959
Applied Optoelectronics Inc.[a,b]	1,108	24,609
ARRIS International PLC[a,b]	11,109	314,718
Bel Fuse Inc. Class B	791	19,095
Black Box Corp.	1,187	16,499

Security	Shares	Value
Brocade Communications Systems Inc.	35,665	$329,188
Calix Inc.[a]	3,253	23,910
Cisco Systems Inc.	378,365	12,001,738
Comtech Telecommunications Corp.	2,020	25,876
Digi International Inc.[a]	1,999	22,789
EchoStar Corp. Class Aa	3,388	148,496
EMCORE Corp.	1,398	7,969
Finisar Corp.[a]	8,084	240,903
Harmonic Inc.[a,b]	5,339	31,660
Harris Corp.	9,417	862,691
Infinera Corp.[a]	3,122	28,192
Ixia[a]	4,493	56,163
Juniper Networks Inc.	28,206	678,636
KVH Industries Inc.[a]	1,253	11,039
Motorola Solutions Inc.	11,596	884,543
NETGEAR Inc.[a]	812	49,118
NetScout Systems Inc.[a]	6,706	196,150
Oclaro Inc.[a]	1,049	8,969
ShoreTel Inc.[a]	3,493	27,944
Silicom Ltd.	306	12,668
Sonus Networks Inc.[a]	3,277	25,495
ViaSat Inc.[a,b]	436	32,547
Viavi Solutions Inc.[a]	17,180	126,960

		16,233,524
CONSTRUCTION & ENGINEERING — 0.29%
AECOM[a,b]	11,598	344,808
Aegion Corp.[a]	2,614	49,849
Ameresco Inc. Class Aa	1,575	8,284
Chicago Bridge & Iron Co. NV	7,720	216,392
EMCOR Group Inc.	3,743	223,158
Fluor Corp.	10,447	536,140
Granite Construction Inc.	714	35,514
Great Lakes Dredge & Dock Corp.[a]	4,094	14,329
HC2 Holdings Inc.[a,b]	2,747	14,971
IES Holdings Inc.[a]	56	996
Jacobs Engineering Group Inc.[a]	8,951	462,946
KBR Inc.	10,505	158,941
Layne Christensen Co.[a]	1,346	11,454
MYR Group Inc.[a]	1,127	33,923
NV5 Global Inc.[a]	143	4,620
Orion Group Holdings Inc.[a]	2,113	14,474
Quanta Services Inc.[a]	7,839	219,414
Tutor Perini Corp.[a]	2,365	50,777

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Valmont Industries Inc.	335	$45,081

		2,446,071
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	451	80,778
U.S. Lime & Minerals Inc.	143	9,438
Vulcan Materials Co.	686	78,019

		168,235
CONSUMER FINANCE — 1.36%
Ally Financial Inc.	33,500	652,245
American Express Co.	60,119	3,850,021
Capital One Financial Corp.	38,329	2,753,172
Discover Financial Services	20,742	1,172,960
Encore Capital Group Inc.[a,b]	1,381	31,045
Enova International Inc.[a]	1,584	15,333
Ezcorp Inc. Class Aa	4,105	45,401
FirstCash Inc.	1,381	65,018
Green Dot Corp. Class Aa	2,617	60,348
LendingClub Corp.[a,b]	13,524	83,578
Navient Corp.	24,588	355,788
Nelnet Inc. Class A	1,500	60,555
OneMain Holdings Inc.[a]	3,849	119,127
PRA Group Inc.[a]	3,419	118,092
Regional Management Corp.[a]	967	20,936
Santander Consumer USA Holdings Inc.[a]	7,621	92,671
SLM Corp.[a]	32,671	244,052
Synchrony Financial	62,965	1,763,020
World Acceptance Corp.[a,b]	397	19,469

		11,522,831
CONTAINERS & PACKAGING — 0.43%
AptarGroup Inc.	3,454	267,374
Avery Dennison Corp.	345	26,838
Bemis Co. Inc.	6,022	307,182
Graphic Packaging Holding Co.	7,079	99,035
Greif Inc.	422	25,569
Greif Inc. Class A	1,897	94,072
International Paper Co.	30,884	1,481,815
Sonoco Products Co.	7,404	391,153
UFP Technologies Inc.[a]	474	12,561
WestRock Co.	18,854	914,042

		3,619,641
DISTRIBUTORS — 0.01%
Genuine Parts Co.	625	62,781
Weyco Group Inc.	436	11,716

		74,497

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.12%
American Public Education Inc.[a]	1,156	$22,900
Apollo Education Group Inc.[a]	6,870	54,617
Ascent Capital Group Inc. Class Aa	970	22,475
Bridgepoint Education Inc.[a,b]	1,464	10,058
Cambium Learning Group Inc.[a,b]	945	5,131
Capella Education Co.	58	3,366
Career Education Corp.[a]	4,909	33,332
Carriage Services Inc.	80	1,892
Chegg Inc.[a,b]	3,390	24,035
DeVry Education Group Inc.	4,639	106,975
Graham Holdings Co. Class B	321	154,520
H&R Block Inc.	16,711	386,860
Houghton Mifflin Harcourt Co.[a]	3,046	40,847
K12 Inc.[a]	2,281	32,732
Liberty Tax Inc.	98	1,252
Regis Corp.[a]	2,981	37,412
Sotheby’s	1,671	63,531
Strayer Education Inc.[a]	542	25,301
Weight Watchers International Inc.[a,b]	166	1,713

		1,028,949
DIVERSIFIED FINANCIAL SERVICES — 2.54%
BBX Capital Corp.[a]	196	4,043
Berkshire Hathaway Inc. Class Ba	142,149	20,536,266
FNFV Group[a,b]	4,881	60,915
Leucadia National Corp.	24,926	474,591
Marlin Business Services Corp.	684	13,256
NewStar Financial Inc.[a]	2,125	20,634
On Deck Capital Inc.[a]	3,562	20,303
PICO Holdings Inc.[a]	1,748	20,609
Tiptree Financial Inc.[b]	1,831	10,876
Voya Financial Inc.	15,408	444,059

		21,605,552
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.54%
AT&T Inc.	463,115	18,807,100
ATN International Inc.	748	48,650
CenturyLink Inc.	40,240	1,103,783
Cincinnati Bell Inc.[a]	16,775	68,442
Consolidated Communications Holdings Inc.	1,174	29,632
Fairpoint Communications Inc.[a]	334	5,020
Frontier Communications Corp.	88,599	368,572
Globalstar Inc.[a,b]	10,351	12,525
Hawaiian Telcom Holdco Inc.[a]	371	8,307

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
IDT Corp. Class B	903	$15,568
Intelsat SAa	1,704	4,618
Iridium Communications Inc.[a,b]	5,780	46,876
Level 3 Communications Inc.[a]	22,011	1,020,870
Lumos Networks Corp.[a]	1,084	15,176
ORBCOMM Inc.[a,b]	406	4,161
pdvWireless Inc.[a,b]	663	15,183
SBA Communications Corp. Class Aa	3,377	378,764
Verizon Communications Inc.	153,391	7,973,264
Vonage Holdings Corp.[a]	12,109	80,040
Windstream Holdings Inc.[b]	5,989	60,189

		30,066,740
ELECTRIC UTILITIES — 3.78%
ALLETE Inc.	3,716	221,548
Alliant Energy Corp.	17,004	651,423
American Electric Power Co. Inc.	36,963	2,373,394
Avangrid Inc.	4,328	180,824
Duke Energy Corp.	51,829	4,148,393
Edison International	23,708	1,712,903
El Paso Electric Co.	2,940	137,504
Empire District Electric Co. (The)	3,175	108,394
Entergy Corp.	13,494	1,035,395
Eversource Energy	23,852	1,292,301
Exelon Corp.	66,578	2,216,382
FirstEnergy Corp.	31,882	1,054,657
Genie Energy Ltd. Class B	744	4,390
Great Plains Energy Inc.	11,582	316,073
Hawaiian Electric Industries Inc.	8,145	243,128
IDACORP Inc.	3,803	297,699
ITC Holdings Corp.	5,691	264,518
MGE Energy Inc.	1,402	79,227
NextEra Energy Inc.	34,622	4,234,963
OGE Energy Corp.	14,906	471,328
Otter Tail Corp.	2,922	101,072
PG&E Corp.	37,320	2,282,864
Pinnacle West Capital Corp.	8,333	633,225
PNM Resources Inc.	6,109	199,886
Portland General Electric Co.	6,733	286,758
PPL Corp.	51,077	1,765,732
Southern Co. (The)	70,629	3,623,268
Westar Energy Inc.	10,663	605,125
Xcel Energy Inc.	38,161	1,569,943

		32,112,317

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.74%
American Superconductor Corp.[a]	868	$6,085
AMETEK Inc.	14,056	671,596
Atkore International Group Inc.[a]	370	6,934
Babcock & Wilcox Enterprises Inc.[a]	3,682	60,753
Eaton Corp. PLC	34,309	2,254,444
Emerson Electric Co.	40,353	2,199,642
Encore Wire Corp.	1,433	52,691
EnerSys	2,367	163,773
FuelCell Energy Inc.[a,b]	2,596	14,070
General Cable Corp.	315	4,719
Hubbell Inc.	1,469	158,270
LSI Industries Inc.	1,553	17,440
Plug Power Inc.[a,b]	5,098	8,718
Powell Industries Inc.	767	30,718
Power Solutions International Inc.[a,b]	79	810
Preformed Line Products Co.	153	6,452
Regal Beloit Corp.	3,415	203,158
Rockwell Automation Inc.	2,017	246,760
Solarcity Corp.[a,b]	4,887	95,590
Sunrun Inc.[a,b]	4,255	26,806
Thermon Group Holdings Inc.[a,b]	2,367	46,748
TPI Composites Inc.[a]	419	8,908
Vicor Corp.[a]	525	6,090

		6,291,175
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.80%
Agilysys Inc.[a]	1,053	11,709
Anixter International Inc.[a]	2,171	140,029
Arrow Electronics Inc.[a]	6,792	434,484
Avnet Inc.	9,589	393,724
AVX Corp.	3,731	51,450
Benchmark Electronics Inc.[a]	3,813	95,134
Control4 Corp.[a]	1,237	15,190
Corning Inc.	80,637	1,907,065
CTS Corp.	2,655	49,383
Daktronics Inc.	2,488	23,735
Dolby Laboratories Inc. Class A	3,826	207,714
Electro Scientific Industries Inc.[a]	2,044	11,528
ePlus Inc.[a]	131	12,368
FARO Technologies Inc.[a]	911	32,750
Fitbit Inc.[a,b]	1,734	25,733
FLIR Systems Inc.	10,452	328,402
II-VI Inc.[a]	3,178	77,321

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Ingram Micro Inc. Class A	10,959	$390,798
Insight Enterprises Inc.[a]	2,824	91,921
InvenSense Inc.[a]	6,063	44,987
IPG Photonics Corp.[a,b]	418	34,422
Jabil Circuit Inc.	14,287	311,742
Keysight Technologies Inc.[a]	13,038	413,174
Kimball Electronics Inc.[a]	2,281	31,615
Knowles Corp.[a,b]	6,647	93,390
Maxwell Technologies Inc.[a]	2,335	12,049
Methode Electronics Inc.	233	8,148
MTS Systems Corp.	100	4,603
National Instruments Corp.	1,635	46,434
Novanta Inc.[a]	1,734	30,085
OSI Systems Inc.[a]	1,249	81,660
Park Electrochemical Corp.	1,599	27,775
PC Connection Inc.	766	20,238
Plexus Corp.[a]	2,419	113,161
RadiSys Corp.[a]	200	1,069
Rofin-Sinar Technologies Inc.[a]	2,103	67,675
Rogers Corp.[a]	911	55,644
Sanmina Corp.[a]	5,497	156,500
ScanSource Inc.[a]	1,831	66,831
SYNNEX Corp.	2,224	253,781
Systemax Inc.[b]	805	6,376
Tech Data Corp.[a]	2,597	219,992
Trimble Navigation Ltd.[a]	3,935	112,384
TTM Technologies Inc.[a]	5,587	63,971
Vishay Intertechnology Inc.	10,529	148,354
Vishay Precision Group Inc.[a]	941	15,084
Zebra Technologies Corp. Class Aa,b	710	49,423

		6,791,005
ENERGY EQUIPMENT & SERVICES — 2.15%
Archrock Inc.	5,208	68,121
Atwood Oceanics Inc.[b]	4,601	39,983
Baker Hughes Inc.	32,982	1,664,601
Bristow Group Inc.	2,533	35,513
CARBO Ceramics Inc.	1,376	15,053
Dawson Geophysical Co.[a,b]	1,496	11,414
Diamond Offshore Drilling Inc.	4,677	82,362
Dril-Quip Inc.[a]	2,812	156,741
Ensco PLC Class A	22,421	190,578
Era Group Inc.[a]	1,602	12,896
Exterran Corp.[a]	2,604	40,831
Fairmount Santrol Holdings Inc.[a]	5,863	49,718

Security	Shares	Value
FMC Technologies Inc.[a]	17,100	$507,357
Forum Energy Technologies Inc.[a,b]	4,734	94,017
Frank’s International NVb	2,372	30,836
Geospace Technologies Corp.[a]	933	18,175
Halliburton Co.	64,377	2,889,240
Helix Energy Solutions Group Inc.[a]	7,709	62,674
Helmerich & Payne Inc.	7,296	491,021
Hornbeck Offshore Services Inc.[a,b]	2,213	12,171
Independence Contract Drilling Inc.[a]	1,701	8,930
Matrix Service Co.[a]	1,849	34,687
McDermott International Inc.[a]	17,375	87,049
Nabors Industries Ltd.	20,817	253,135
National Oilwell Varco Inc.	28,273	1,038,750
Natural Gas Services Group Inc.[a]	942	23,164
Newpark Resources Inc.[a,b]	6,749	49,673
Noble Corp. PLC	18,120	114,881
Oceaneering International Inc.	7,235	199,035
Oil States International Inc.[a]	3,743	118,166
Parker Drilling Co.[a]	10,418	22,607
Patterson-UTI Energy Inc.	10,789	241,350
PHI Inc. NVS[a]	933	16,953
Pioneer Energy Services Corp.[a]	4,282	17,299
RigNet Inc.[a]	858	12,973
Rowan Companies PLC Class A	9,618	145,809
RPC Inc.[a]	4,708	79,094
Schlumberger Ltd.	104,623	8,227,553
SEACOR Holdings Inc.[a,b]	1,164	69,246
Seadrill Ltd.[a,b]	28,662	67,929
Superior Energy Services Inc.	11,534	206,459
Tesco Corp.	3,293	26,871
TETRA Technologies Inc.[a]	2,006	12,257
Tidewater Inc.[b]	3,421	9,647
Transocean Ltd.[b]	25,802	275,049
Unit Corp.[a]	3,721	69,211
Weatherford International PLC[a,b]	66,445	373,421
Willbros Group Inc.[a,b]	3,210	6,035

		18,280,535
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.84%
Acadia Realty Trust[b]	4,688	169,893
AG Mortgage Investment Trust Inc.	2,160	34,020
Agree Realty Corp.	1,773	87,657
Alexander’s Inc.	8	3,357

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Alexandria Real Estate Equities Inc.[b]	5,184	$563,864
Altisource Residential Corp.	4,040	44,036
American Assets Trust Inc.	325	14,099
American Campus Communities Inc.	9,863	501,731
American Capital Agency Corp.	24,511	478,945
American Homes 4 Rent Class A	12,440	269,202
Annaly Capital Management Inc.	76,001	798,011
Anworth Mortgage Asset Corp.	6,782	33,367
Apartment Investment & Management Co. Class A	11,794	541,463
Apollo Commercial Real Estate Finance Inc.	5,331	87,268
Apple Hospitality REIT Inc.	12,279	227,284
Ares Commercial Real Estate Corp.	1,973	24,860
Armada Hoffler Properties Inc.	256	3,430
ARMOUR Residential REIT Inc.	2,675	60,295
Ashford Hospitality Prime Inc.[b]	1,713	24,153
Ashford Hospitality Trust Inc.	6,050	35,635
AvalonBay Communities Inc.	10,299	1,831,574
Bluerock Residential Growth REIT Inc.	1,174	15,262
Boston Properties Inc.	9,553	1,301,978
Brandywine Realty Trust	12,852	200,748
Brixmor Property Group Inc.	14,518	403,455
Camden Property Trust	6,472	541,965
Capstead Mortgage Corp.	6,889	64,963
Care Capital Properties Inc.	5,651	161,054
CatchMark Timber Trust Inc. Class A	2,665	31,154
CBL & Associates Properties Inc.[b]	12,831	155,768
Cedar Realty Trust Inc.	6,858	49,378
Chatham Lodging Trust	2,788	53,669
Chesapeake Lodging Trust	3,221	73,761
Chimera Investment Corp.	13,878	221,354
City Office REIT Inc.	313	3,985
Colony Capital Inc.	8,331	151,874
Colony Starwood Homes[b]	4,738	135,981
Columbia Property Trust Inc.	9,120	204,197
Communications Sales & Leasing Inc.[a]	9,188	288,595
Community Healthcare Trust Inc.	939	20,583
CorEnergy Infrastructure Trust Inc.[b]	847	24,843

Security	Shares	Value
Corporate Office Properties Trust	7,255	$205,679
Corrections Corp. of America	8,863	122,930
Cousins Properties Inc.	15,420	160,985
Crown Castle International Corp.	2,869	270,289
CubeSmart	4,153	113,211
CyrusOne Inc.[b]	722	34,346
CYS Investments Inc.	11,508	100,350
DCT Industrial Trust Inc.	6,811	330,674
DDR Corp.	23,124	403,051
DiamondRock Hospitality Co.	14,614	132,987
Digital Realty Trust Inc.[b]	3,324	322,827
Douglas Emmett Inc.	10,448	382,710
Duke Realty Corp.	25,974	709,869
Dynex Capital Inc.	3,024	22,438
Easterly Government Properties Inc.	2,449	46,727
Education Realty Trust Inc.	4,782	206,296
Empire State Realty Trust Inc. Class A	3,493	73,178
EPR Properties	4,793	377,401
Equity Commonwealth[a]	9,123	275,697
Equity One Inc.	6,748	206,556
Equity Residential	26,828	1,725,845
Essex Property Trust Inc.	2,844	633,359
Farmland Partners Inc.	862	9,654
FelCor Lodging Trust Inc.	1,242	7,986
First Industrial Realty Trust Inc.	6,724	189,751
First Potomac Realty Trust	4,780	43,737
Forest City Realty Trust Inc. Class A	17,346	401,213
Four Corners Property Trust Inc.	1,424	30,374
Franklin Street Properties Corp.	8,089	101,921
General Growth Properties Inc.	43,366	1,196,902
GEO Group Inc. (The)	4,317	102,658
Getty Realty Corp.	2,003	47,932
Gladstone Commercial Corp.	1,562	29,100
Global Medical REIT Inc.	571	5,573
Global Net Lease Inc.	12,658	103,289
Government Properties Income Trust[b]	4,746	107,355
Gramercy Property Trust[b]	26,681	257,205
Great Ajax Corp.	1,059	14,455
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,876	67,212
HCP Inc.	35,220	1,336,599

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Healthcare Realty Trust Inc.	8,489	$289,135
Healthcare Trust of America Inc. Class A	2,677	87,324
Hersha Hospitality Trust[b]	2,900	52,258
Highwoods Properties Inc.	7,266	378,704
Hospitality Properties Trust	11,370	337,916
Host Hotels & Resorts Inc.[b]	55,056	857,222
Hudson Pacific Properties Inc.	6,958	228,709
Independence Realty Trust Inc.	3,118	28,062
InfraREIT Inc.[a]	2,804	50,865
Invesco Mortgage Capital Inc.	8,274	126,013
Investors Real Estate Trust[b]	9,095	54,115
Kilroy Realty Corp.	6,863	475,949
Kimco Realty Corp.[b]	30,201	874,319
Kite Realty Group Trust	6,319	175,163
Ladder Capital Corp.	3,034	40,170
LaSalle Hotel Properties	7,916	188,955
Lexington Realty Trust	16,776	172,793
Liberty Property Trust	10,926	440,864
Life Storage Inc.	1,150	102,281
LTC Properties Inc.	385	20,016
Macerich Co. (The)	10,729	867,654
Mack-Cali Realty Corp.	6,845	186,321
Medical Properties Trust Inc.	11,639	171,908
MFA Financial Inc.	28,367	212,185
Mid-America Apartment Communities Inc.[b]	5,693	535,085
Monmouth Real Estate Investment Corp.[b]	3,889	55,496
Monogram Residential Trust Inc.[b]	12,643	134,522
National Retail Properties Inc.	10,670	542,570
National Storage Affiliates Trust	2,339	48,979
New Residential Investment Corp.	18,081	249,699
New Senior Investment Group Inc.	5,426	62,616
New York Mortgage Trust Inc.[b]	7,760	46,715
New York REIT Inc.	12,806	117,175
NexPoint Residential Trust Inc.	1,196	23,513
NorthStar Realty Europe Corp.	4,424	48,443
NorthStar Realty Finance Corp.	13,205	173,910
Omega Healthcare Investors Inc.[b]	8,652	306,713
One Liberty Properties Inc.	897	21,672
Orchid Island Capital Inc.	1,136	11,837
Outfront Media Inc.	8,653	204,643
Owens Realty Mortgage Inc.	744	12,886
Paramount Group Inc.	13,351	218,823

Security	Shares	Value
Parkway Properties Inc./Md	6,313	$107,384
Pebblebrook Hotel Trust	5,233	139,198
Pennsylvania REIT	3,605	83,023
PennyMac Mortgage Investment Trust[c]	5,199	81,000
Physicians Realty Trust	4,864	104,771
Piedmont Office Realty Trust Inc. Class Ab	10,713	233,222
Post Properties Inc.	4,028	266,372
Preferred Apartment Communities Inc.	1,981	26,763
Prologis Inc.	39,142	2,095,663
RAIT Financial Trust	6,347	21,453
Ramco-Gershenson Properties Trust	5,688	106,593
Rayonier Inc.	9,171	243,398
Realty Income Corp.[b]	19,406	1,298,844
Redwood Trust Inc.	6,077	86,050
Regency Centers Corp.	6,368	493,456
Resource Capital Corp.	2,651	33,959
Retail Opportunity Investments Corp.	2,548	55,954
Retail Properties of America Inc. Class A	17,928	301,190
Rexford Industrial Realty Inc.	2,978	68,166
RLJ Lodging Trust	8,928	187,756
Sabra Health Care REIT Inc.	4,018	101,173
Saul Centers Inc.	109	7,259
Select Income REIT	4,651	125,112
Senior Housing Properties Trust[b]	16,896	383,708
Seritage Growth Properties Class Ab	1,852	93,859
Silver Bay Realty Trust Corp.	2,580	45,227
Simon Property Group Inc.	2,170	449,212
SL Green Realty Corp.	7,292	788,265
Spirit Realty Capital Inc.[b]	36,383	484,985
Starwood Property Trust Inc.[b]	17,328	390,227
STORE Capital Corp.	11,493	338,699
Summit Hotel Properties Inc.	6,349	83,553
Sun Communities Inc.[b]	4,754	373,094
Sunstone Hotel Investors Inc.	16,363	209,283
Tanger Factory Outlet Centers Inc.	669	26,064
Taubman Centers Inc.	2,212	164,595
Terreno Realty Corp.	2,346	64,538
Tier REIT Inc.	3,547	54,766

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Two Harbors Investment Corp.	25,595	$218,325
UDR Inc.	20,002	719,872
UMH Properties Inc.	1,089	12,981
United Development Funding IVb	1,863	5,962
Ventas Inc.	17,473	1,234,118
VEREIT Inc.	72,465	751,462
Vornado Realty Trust	12,931	1,308,747
Washington Prime Group Inc.	10,765	133,271
Washington REIT	3,566	110,974
Weingarten Realty Investors	8,706	339,360
Welltower Inc.	26,772	2,001,742
Western Asset Mortgage Capital Corp.	3,215	33,500
Weyerhaeuser Co.	55,710	1,779,377
Whitestone REIT	2,075	28,801
WP Carey Inc.	7,741	499,527
Xenia Hotels & Resorts Inc.	7,677	116,537

		49,595,620
FOOD & STAPLES RETAILING — 1.63%
Andersons Inc. (The)	2,009	72,686
Chefs’ Warehouse Inc. (The)[a]	119	1,326
CVS Health Corp.	4,669	415,494
Ingles Markets Inc. Class A	968	38,275
Natural Grocers by Vitamin Cottage Inc.[a]	674	7,522
Smart & Final Stores Inc.[a,b]	503	6,423
SpartanNash Co.	2,739	79,212
SUPERVALU Inc.[a]	20,535	102,470
United Natural Foods Inc.[a]	3,622	145,025
Village Super Market Inc. Class A	684	21,895
Wal-Mart Stores Inc.	113,719	8,201,414
Walgreens Boots Alliance Inc.	51,320	4,137,418
Weis Markets Inc.	714	37,842
Whole Foods Market Inc.	20,047	568,332

		13,835,334
FOOD PRODUCTS — 1.91%
AdvancePierre Foods Holdings Inc.	592	16,316
Alico Inc.	299	8,031
Archer-Daniels-Midland Co.	43,306	1,826,214
Bunge Ltd.	10,396	615,755
Cal-Maine Foods Inc.[b]	513	19,771
ConAgra Foods Inc.	6,871	323,693
Darling Ingredients Inc.[a]	8,873	119,874
Dean Foods Co.	3,711	60,860
Flowers Foods Inc.	1,302	19,686

Security	Shares	Value
Fresh Del Monte Produce Inc.	2,247	$134,595
Hain Celestial Group Inc. (The)[a]	1,932	68,741
Hormel Foods Corp.	2,552	96,797
Ingredion Inc.	1,576	209,703
JM Smucker Co. (The)	8,668	1,174,861
John B Sanfilippo & Son Inc.	447	22,944
Kellogg Co.	1,433	111,014
Kraft Heinz Co. (The)	39,074	3,497,514
Landec Corp.[a]	1,521	20,397
Limoneira Co.	55	1,039
Mead Johnson Nutrition Co.	8,947	706,902
Mondelez International Inc. Class A	112,293	4,929,663
Omega Protein Corp.[a]	1,724	40,290
Pilgrim’s Pride Corp.	3,722	78,609
Pinnacle Foods Inc.	8,658	434,372
Post Holdings Inc.[a]	2,018	155,729
Sanderson Farms Inc.	1,484	142,954
Seaboard Corp.[a,b]	20	68,800
Seneca Foods Corp. Class Aa	635	17,932
Snyder’s-Lance Inc.	5,894	197,921
TreeHouse Foods Inc.[a,b]	2,808	244,830
Tyson Foods Inc. Class A	11,609	866,844

		16,232,651
GAS UTILITIES — 0.38%
Atmos Energy Corp.	7,642	569,100
Chesapeake Utilities Corp.	962	58,740
Delta Natural Gas Co. Inc.	504	12,020
National Fuel Gas Co.	5,508	297,817
New Jersey Resources Corp.	5,851	192,264
Northwest Natural Gas Co.	1,990	119,619
ONE Gas Inc.	3,858	238,579
Piedmont Natural Gas Co. Inc.	5,547	333,042
South Jersey Industries Inc.	5,943	175,616
Southwest Gas Corp.	3,153	220,268
Spire Inc.	3,318	211,489
UGI Corp.	12,847	581,198
WGL Holdings Inc.	3,558	223,087

		3,232,839
HEALTH CARE EQUIPMENT & SUPPLIES — 2.61%
Abbott Laboratories	110,340	4,666,279
Alere Inc.[a]	5,201	224,891
Analogic Corp.	819	72,563
AngioDynamics Inc.[a]	1,976	34,659
Anika Therapeutics Inc.[a]	245	11,723
AtriCure Inc.[a]	641	10,141

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Baxter International Inc.	33,333	$1,586,651
Cerus Corp.[a]	1,059	6,576
CONMED Corp.	2,010	80,521
Cooper Companies Inc. (The)	790	141,615
CryoLife Inc.	793	13,933
Danaher Corp.	33,456	2,622,616
DENTSPLY SIRONA Inc.	17,316	1,029,090
Exactech Inc.[a]	952	25,733
Haemonetics Corp.[a]	3,707	134,231
Halyard Health Inc.[a]	3,647	126,405
Hill-Rom Holdings Inc.	332	20,577
ICU Medical Inc.[a]	367	46,382
Integer Holdings Corp.[a]	2,184	47,371
Invacare Corp.	2,505	27,981
K2M Group Holdings Inc.[a]	1,316	23,399
Medtronic PLC	105,417	9,108,029
Meridian Bioscience Inc.	442	8,526
Merit Medical Systems Inc.[a]	1,959	47,584
Quidel Corp.[a]	114	2,518
Rockwell Medical Inc.[a,b]	619	4,147
RTI Surgical Inc.[a]	3,580	11,205
St. Jude Medical Inc.	6,370	508,071
Tactile Systems Technology Inc.[a]	46	860
Teleflex Inc.	2,663	447,517
TransEnterix Inc.[a,b]	4,362	7,372
Wright Medical Group NVa,b	7,876	193,198
Zimmer Biomet Holdings Inc.	6,482	842,790

		22,135,154
HEALTH CARE PROVIDERS & SERVICES — 1.33%
Acadia Healthcare Co. Inc.[a]	3,574	177,092
Aceto Corp.	225	4,273
Addus HomeCare Corp.[a]	396	10,359
Aetna Inc.	16,972	1,959,417
Almost Family Inc.[a,b]	406	14,929
American Renal Associates Holdings Inc.[a,b]	79	1,443
Amsurg Corp.[a]	1,762	118,142
Anthem Inc.	14,441	1,809,602
BioScrip Inc.[a]	5,103	14,748
Brookdale Senior Living Inc.[a,b]	14,124	246,464
Cardinal Health Inc.	1,809	140,559
Centene Corp.[a]	3,277	219,428
Cigna Corp.	12,688	1,653,500
Community Health Systems Inc.[a,b]	8,591	99,140
DaVita Inc.[a]	7,612	502,925

Security	Shares	Value
Envision Healthcare Holdings Inc.[a]	2,295	$51,110
Express Scripts Holding Co.[a]	5,546	391,159
Genesis Healthcare Inc.[a]	1,543	4,120
HCA Holdings Inc.[a]	7,421	561,250
Healthways Inc.[a]	2,499	66,124
Humana Inc.	659	116,570
Kindred Healthcare Inc.	6,027	61,596
Laboratory Corp. of America Holdings[a]	4,221	580,303
LHC Group Inc.[a]	1,100	40,568
LifePoint Health Inc.[a,b]	3,047	180,474
Magellan Health Inc.[a]	518	27,832
MEDNAX Inc.[a]	2,017	133,626
Molina Healthcare Inc.[a]	1,077	62,811
National Healthcare Corp.	805	53,122
National Research Corp. Class A	97	1,580
Nobilis Health Corp.[a,b]	3,810	12,763
Owens & Minor Inc.	4,086	141,907
PharMerica Corp.[a]	2,328	65,347
Premier Inc.[a,b]	2,370	76,646
Quest Diagnostics Inc.	10,597	896,824
Select Medical Holdings Corp.[a]	7,088	95,688
Surgery Partners Inc.[a,b]	481	9,735
Triple-S Management Corp. Class Ba	1,763	38,663
Universal American Corp.	3,949	30,210
Universal Health Services Inc. Class B	4,819	593,797
USMD Holdings Inc.[a]	158	3,577
WellCare Health Plans Inc.[a]	263	30,795

		11,300,218
HEALTH CARE TECHNOLOGY — 0.03%
Allscripts Healthcare Solutions Inc.[a]	13,730	180,824
Cotiviti Holdings Inc.[a,b]	229	7,678
Evolent Health Inc.[a,b]	978	24,078
NantHealth Inc.	86	1,131
Vocera Communications Inc.[a]	703	11,881

		225,592
HOTELS, RESTAURANTS & LEISURE — 0.71%
Aramark	10,463	397,908
Belmond Ltd.[a]	5,929	75,358
Biglari Holdings Inc.[a]	70	30,521
Caesars Acquisition Co. Class Aa	3,605	44,774
Caesars Entertainment Corp.[a,b]	4,639	34,561
Carnival Corp.	30,700	1,498,774

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Carrols Restaurant Group Inc.[a,b]	684	$9,036
Century Casinos Inc.[a]	845	5,839
Choice Hotels International Inc.	772	34,802
Cracker Barrel Old Country Store Inc.	70	9,255
Del Frisco’s Restaurant Group Inc.[a]	1,471	19,814
Del Taco Restaurants Inc.[a]	1,719	20,490
Denny’s Corp.[a]	2,018	21,572
DineEquity Inc.	513	40,624
El Pollo Loco Holdings Inc.[a,b]	1,503	18,923
Eldorado Resorts Inc.[a]	197	2,770
Empire Resorts Inc.[a,b]	11	223
Extended Stay America Inc.	4,746	67,393
Fiesta Restaurant Group Inc.[a]	352	8,448
Fogo De Chao Inc.[a,b]	68	719
Golden Entertainment Inc.	608	7,582
Hilton Worldwide Holdings Inc.	4,704	107,863
Hyatt Hotels Corp. Class Aa,b	1,688	83,083
International Game Technology PLC	6,894	168,076
International Speedway Corp. Class A	2,018	67,442
Interval Leisure Group Inc.	7,595	130,406
Intrawest Resorts Holdings Inc.[a]	1,143	18,539
J Alexander’s Holdings Inc.[a]	1,008	10,211
Jack in the Box Inc.	532	51,040
Kona Grill Inc.[a]	301	3,784
La Quinta Holdings Inc.[a]	4,996	55,855
Luby’s Inc.[a]	1,445	6,199
Marcus Corp. (The)	1,622	40,615
Marriott International Inc./MD Class A	5,912	398,055
Marriott Vacations Worldwide Corp.	1,515	111,080
MGM Resorts International[a]	32,540	847,016
Monarch Casino & Resort Inc.[a]	641	16,134
Noodles & Co.[a,b]	280	1,333
Norwegian Cruise Line Holdings Ltd.[a,b]	10,725	404,332
Penn National Gaming Inc.[a]	767	10,408
Pinnacle Entertainment Inc.[a]	3,958	48,842
Red Lion Hotels Corp.[a]	1,055	8,799
Red Robin Gourmet Burgers Inc.[a]	821	36,896
Royal Caribbean Cruises Ltd.	12,595	943,995
Ruby Tuesday Inc.[a]	5,051	12,628
Speedway Motorsports Inc.	911	16,270

Security	Shares	Value
Wendy’s Co. (The)	6,721	$72,587
Wynn Resorts Ltd.	517	50,366

		6,071,240
HOUSEHOLD DURABLES — 0.46%
Bassett Furniture Industries Inc.	315	7,324
Beazer Homes USA Inc.[a,b]	2,471	28,812
CalAtlantic Group Inc.	4,910	164,190
Century Communities Inc.[a]	907	19,510
CSS Industries Inc.	786	20,106
DR Horton Inc.	11,380	343,676
Flexsteel Industries Inc.	589	30,463
Garmin Ltd.	8,333	400,901
GoPro Inc. Class Aa,b	7,496	125,033
Green Brick Partners Inc.[a,b]	1,685	13,918
Harman International Industries Inc.	2,829	238,909
Hooker Furniture Corp.	638	15,625
Hovnanian Enterprises Inc. Class Aa	9,237	15,611
KB Home	4,840	78,021
La-Z-Boy Inc.	2,198	53,983
Lennar Corp. Class A	6,444	272,839
Lennar Corp. Class B	371	12,454
LGI Homes Inc.[a,b]	68	2,505
Libbey Inc.	1,339	23,901
Lifetime Brands Inc.	766	10,310
M/I Homes Inc.[a]	1,467	34,577
MDC Holdings Inc.	1,849	47,704
Meritage Homes Corp.[a]	2,691	93,378
Mohawk Industries Inc.[a]	967	193,729
NACCO Industries Inc. Class A	278	18,893
New Home Co. Inc. (The)[a,b]	442	4,716
PulteGroup Inc.	18,108	362,884
Toll Brothers Inc.[a]	6,127	182,952
TopBuild Corp.[a]	2,475	82,170
TRI Pointe Group Inc.[a]	10,365	136,611
UCP Inc. Class Aa	564	4,969
WCI Communities Inc.[a]	1,726	40,941
Whirlpool Corp.	5,011	812,584
William Lyon Homes Class Aa	1,790	33,204
ZAGG Inc.[a]	1,873	15,171

		3,942,574
HOUSEHOLD PRODUCTS — 2.67%
Central Garden & Pet Co.[a,b]	658	17,108
Central Garden & Pet Co. Class Aa	2,173	53,890

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Clorox Co. (The)	1,436	$179,758
Colgate-Palmolive Co.	53,558	3,970,790
Energizer Holdings Inc.	3,163	158,023
Kimberly-Clark Corp.	3,984	502,542
Oil-Dri Corp. of America	301	11,330
Procter & Gamble Co. (The)[b]	198,382	17,804,785

		22,698,226
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.22%
AES Corp./VA	49,344	634,070
Atlantic Power Corp.	9,805	24,218
Atlantica Yield PLC	4,189	79,633
Calpine Corp.[a,b]	26,530	335,339
Dynegy Inc.[a,b]	8,698	107,768
NRG Energy Inc.	23,705	265,733
NRG Yield Inc. Class A	2,387	38,956
NRG Yield Inc. Class C	4,558	77,304
Ormat Technologies Inc.	1,533	74,213
Pattern Energy Group Inc.	850	19,116
Talen Energy Corp.[a]	6,077	84,166
TerraForm Global Inc. Class A	5,833	23,974
TerraForm Power Inc.	6,891	95,854
Vivint Solar Inc.[a,b]	854	2,699

		1,863,043
INDUSTRIAL CONGLOMERATES — 2.06%
Carlisle Companies Inc.	3,282	336,635
General Electric Co.	557,576	16,515,401
Raven Industries Inc.	1,018	23,445
Roper Technologies Inc.	3,654	666,745

		17,542,226
INSURANCE — 4.86%
Aflac Inc.	30,159	2,167,527
Alleghany Corp.[a]	1,151	604,298
Allied World Assurance Co. Holdings AG	6,676	269,844
Allstate Corp. (The)	28,167	1,948,593
Ambac Financial Group Inc.[a]	1,926	35,419
American Equity Investment Life Holding Co.	5,798	102,799
American Financial Group Inc./OH	5,134	385,050
American International Group Inc.	83,363	4,946,760
American National Insurance Co.	527	64,273
AMERISAFE Inc.	356	20,926
AmTrust Financial Services Inc.	6,118	164,146
Arch Capital Group Ltd.[a]	8,572	679,417

Security	Shares	Value
Argo Group International Holdings Ltd.	2,233	$125,986
Arthur J Gallagher & Co.	4,117	209,432
Aspen Insurance Holdings Ltd.	4,491	209,236
Assurant Inc.	4,596	423,981
Assured Guaranty Ltd.	9,944	275,946
Atlas Financial Holdings Inc.[a]	456	7,191
Axis Capital Holdings Ltd.	6,838	371,509
Baldwin & Lyons Inc. Class B	661	16,941
Blue Capital Reinsurance Holdings Ltd.	438	8,024
Brown & Brown Inc.	8,175	308,279
Chubb Ltd.	34,738	4,364,830
Cincinnati Financial Corp.	11,219	846,137
Citizens Inc./TXa,b	3,291	30,804
CNA Financial Corp.	2,096	72,123
CNO Financial Group Inc.	13,133	200,541
Donegal Group Inc. Class A	635	10,230
EMC Insurance Group Inc.	570	15,350
Employers Holdings Inc.	1,006	30,009
Endurance Specialty Holdings Ltd.	4,821	315,534
Enstar Group Ltd.[a]	827	136,017
Erie Indemnity Co. Class A	483	49,300
Everest Re Group Ltd.	3,005	570,860
FBL Financial Group Inc. Class A	778	49,769
Federated National Holding Co.	1,222	22,839
Fidelity & Guaranty Life[b]	813	18,853
First American Financial Corp.	7,919	311,058
FNF Group	19,634	724,691
Genworth Financial Inc. Class Aa	36,171	179,408
Global Indemnity PLC[a]	542	16,097
Greenlight Capital Re Ltd. Class Aa	2,281	46,624
Hallmark Financial Services Inc.[a]	1,039	10,691
Hanover Insurance Group Inc. (The)	3,163	238,553
Hartford Financial Services Group Inc. (The)	29,315	1,255,268
HCI Group Inc.	793	24,076
Heritage Insurance Holdings Inc.	1,757	25,318
Horace Mann Educators Corp.	2,951	108,154
Independence Holding Co.	653	11,219
Infinity Property & Casualty Corp.	774	63,956
Investors Title Co.	105	10,448
James River Group Holdings Ltd.	1,011	36,598
Kemper Corp.	2,864	112,613

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Kinsale Capital Group Inc.	423	$9,306
Lincoln National Corp.	13,805	648,559
Loews Corp.	20,951	862,134
Maiden Holdings Ltd.	3,970	50,379
Markel Corp.[a]	1,029	955,704
MBIA Inc.[a]	9,815	76,459
Mercury General Corp.	1,223	67,082
MetLife Inc.	69,889	3,105,168
National General Holdings Corp.	1,494	33,227
National Interstate Corp.	507	16,493
National Western Life Group Inc.	173	35,529
Navigators Group Inc. (The)	809	78,408
Old Republic International Corp.	18,066	318,323
OneBeacon Insurance Group Ltd. Class A	1,726	24,647
Principal Financial Group Inc.	20,033	1,031,900
ProAssurance Corp.	3,928	206,141
Progressive Corp. (The)	39,632	1,248,408
Prudential Financial Inc.	33,185	2,709,555
Reinsurance Group of America Inc.	4,776	515,521
RenaissanceRe Holdings Ltd.	3,056	367,209
RLI Corp.	497	33,975
Safety Insurance Group Inc.	1,130	75,959
Selective Insurance Group Inc.	4,095	163,227
State Auto Financial Corp.	1,082	25,762
State National Companies Inc.	2,371	26,366
Stewart Information Services Corp.	1,673	74,365
Third Point Reinsurance Ltd.[a]	4,539	54,468
Torchmark Corp.	8,882	567,471
Travelers Companies Inc. (The)	21,915	2,510,363
United Fire Group Inc.	1,556	65,850
United Insurance Holdings Corp.	335	5,688
Universal Insurance Holdings Inc.	597	15,044
Unum Group	17,798	628,447
Validus Holdings Ltd.	5,616	279,789
White Mountains Insurance Group Ltd.	352	292,160
WR Berkley Corp.	7,276	420,262
XL Group Ltd.	13,854	465,910

		41,318,803
INTERNET & DIRECT MARKETING RETAIL — 0.08%
1-800-Flowers.com Inc. Class Aa	1,367	12,535
FTD Companies Inc.[a]	1,280	26,330
Gaia Inc.[a]	527	3,795
Lands’ End Inc.[a,b]	904	13,108

Security	Shares	Value
Liberty Interactive Corp. QVC Group Series Aa	14,508	$290,305
Liberty Ventures Series Aa	7,853	313,099

		659,172
INTERNET SOFTWARE & SERVICES — 0.43%
Actua Corp.[a]	3,281	42,489
Akamai Technologies Inc.[a,b]	1,432	75,882
Bankrate Inc.[a]	3,522	29,867
Bazaarvoice Inc.[a]	5,483	32,405
Blucora Inc.[a]	2,812	31,494
ChannelAdvisor Corp.[a]	114	1,474
CommerceHub Inc. Series Aa	822	12,988
CommerceHub Inc. Series Ca	1,645	26,172
Everyday Health Inc.[a]	1,245	9,574
Global Sources Ltd.[a]	611	5,181
IAC/InterActiveCorp	1,135	70,903
IntraLinks Holdings Inc.[a]	2,653	26,689
Limelight Networks Inc.[a]	4,743	8,869
Liquidity Services Inc.[a]	2,100	23,604
Marchex Inc. Class Ba	1,885	5,221
MeetMe Inc.[a]	414	2,567
Monster Worldwide Inc.[a]	6,446	23,270
Numerex Corp. Class Aa	848	6,597
Pandora Media Inc.[a]	2,302	32,988
QuinStreet Inc.[a]	2,530	7,641
RealNetworks Inc.[a]	1,705	7,604
Reis Inc.	222	4,542
RetailMeNot Inc.[a]	3,322	32,855
Rightside Group Ltd.[a]	860	7,826
TechTarget Inc.[a]	1,203	9,696
Twilio Inc. Class Aa	183	11,778
Twitter Inc.[a]	5,546	127,835
Yahoo! Inc.[a]	65,110	2,806,241
Yelp Inc.[a]	1,158	48,289
Zillow Group Inc. Class Aa,b	1,260	43,407
Zillow Group Inc. Class Ca,b	2,529	87,630

		3,663,578
IT SERVICES — 0.83%
Acxiom Corp.[a]	2,936	78,244
Amdocs Ltd.	11,073	640,573
Booz Allen Hamilton Holding Corp.	622	19,662
CACI International Inc. Class Aa	1,860	187,674
Cass Information Systems Inc.	317	17,958
Computer Sciences Corp.	10,444	545,281
Convergys Corp.	3,263	99,261

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
CoreLogic Inc./U.S.[a]	2,712	$106,365
Datalink Corp.[a]	1,494	15,851
EVERTEC Inc.	856	14,364
Fidelity National Information Services Inc.	10,478	807,120
International Business Machines Corp.	20,690	3,286,607
Leidos Holdings Inc.	4,836	209,302
ManTech International Corp./VA Class A	1,832	69,048
MoneyGram International Inc.[a]	2,281	16,195
NCI Inc. Class A	448	5,183
NeuStar Inc. Class Aa,b	373	9,918
Perficient Inc.[a]	952	19,183
PFSweb Inc.[a]	67	598
ServiceSource International Inc.[a]	1,777	8,672
Sykes Enterprises Inc.[a]	3,086	86,809
Travelport Worldwide Ltd.	2,069	31,097
Unisys Corp.[a,b]	1,194	11,630
Xerox Corp.	75,285	762,637

		7,049,232
LEISURE PRODUCTS — 0.04%
Arctic Cat Inc.	662	10,254
Brunswick Corp./DE	1,254	61,170
Callaway Golf Co.	4,395	51,026
Escalade Inc.	684	8,728
JAKKS Pacific Inc.[a,b]	1,589	13,729
Johnson Outdoors Inc. Class A	525	19,094
Performance Sports Group Ltd.[a,b]	2,940	11,937
Vista Outdoor Inc.[a]	3,737	148,957

		324,895
LIFE SCIENCES TOOLS & SERVICES — 0.58%
Accelerate Diagnostics Inc.[a,b]	108	2,944
Agilent Technologies Inc.	17,952	845,360
Albany Molecular Research Inc.[a,b]	1,022	16,873
Bio-Rad Laboratories Inc. Class Aa,b	1,576	258,165
Enzo Biochem Inc.[a]	172	876
Luminex Corp.[a]	1,717	39,010
Medpace Holdings Inc.[a]	176	5,255
Patheon NVa	1,013	30,015
PerkinElmer Inc.	6,408	359,553
QIAGEN NVa	17,245	473,203
Quintiles IMS Holdings Inc.[a]	2,205	178,737
Thermo Fisher Scientific Inc.	16,063	2,554,981

Security	Shares	Value
VWR Corp.[a]	5,401	$153,172

		4,918,144
MACHINERY — 2.25%
Actuant Corp. Class A	2,265	52,639
AGCO Corp.	5,253	259,078
Alamo Group Inc.	531	34,988
Albany International Corp. Class A	1,791	75,903
Allison Transmission Holdings Inc.	10,477	300,480
Altra Industrial Motion Corp.	315	9,126
American Railcar Industries Inc.[b]	698	28,946
Astec Industries Inc.	760	45,501
Barnes Group Inc.	3,708	150,359
Blue Bird Corp.[a]	355	5,187
Briggs & Stratton Corp.	3,253	60,668
Caterpillar Inc.	41,914	3,720,706
Chart Industries Inc.[a]	2,160	70,913
CIRCOR International Inc.	1,205	71,770
Colfax Corp.[a,b]	7,269	228,465
Columbus McKinnon Corp./NY	1,484	26,475
Crane Co.	3,671	231,310
Cummins Inc.	11,880	1,522,422
Deere & Co.	17,857	1,524,095
Donaldson Co. Inc.	655	24,451
Douglas Dynamics Inc.	242	7,729
Dover Corp.	11,468	844,503
Dynamic Materials Corp.	1,040	11,086
ESCO Technologies Inc.	1,894	87,919
ExOne Co. (The)[a,b]	658	10,015
Federal Signal Corp.	4,445	58,941
Flowserve Corp.	3,806	183,601
Fortive Corp.	16,697	849,877
Franklin Electric Co. Inc.	252	10,259
FreightCar America Inc.	1,101	15,832
Gencor Industries Inc.[a,b]	581	6,960
Global Brass & Copper Holdings Inc.	39	1,127
Gorman-Rupp Co. (The)	167	4,277
Graham Corp.	616	11,766
Greenbrier Companies Inc. (The)	2,009	70,918
Hardinge Inc.	865	9,627
Harsco Corp.	5,981	59,391
Hurco Companies Inc.	515	14,456
Hyster-Yale Materials Handling Inc.	456	27,419
IDEX Corp.	391	36,586
Ingersoll-Rand PLC	9,591	651,613

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
ITT Inc.	6,741	$241,597
Joy Global Inc.	7,524	208,716
Kadant Inc.	684	35,643
Kennametal Inc.	5,773	167,532
Lincoln Electric Holdings Inc.	1,637	102,509
Lindsay Corp.[b]	147	10,875
Manitowoc Co. Inc. (The)	10,439	50,003
Manitowoc Foodservice Inc.[a]	5,294	85,869
Meritor Inc.[a]	6,129	68,216
Milacron Holdings Corp.[a]	6	96
Miller Industries Inc./TN	911	20,762
Mueller Industries Inc.	1,329	43,086
Navistar International Corp.[a,b]	3,596	82,312
NN Inc.	1,946	35,514
Oshkosh Corp.	5,437	304,472
PACCAR Inc.	23,511	1,381,977
Parker-Hannifin Corp.	10,046	1,261,074
Pentair PLC	12,429	798,439
Rexnord Corp.[a]	1,423	30,466
Snap-on Inc.	1,157	175,818
SPX Corp.[a]	3,112	62,676
SPX FLOW Inc.[a]	2,618	80,949
Standex International Corp.	287	26,654
Stanley Black & Decker Inc.	9,838	1,209,877
Sun Hydraulics Corp.	196	6,325
Supreme Industries Inc. Class A	408	7,874
Tennant Co.	88	5,702
Terex Corp.	8,047	204,474
Timken Co. (The)	5,277	185,434
Titan International Inc.	3,577	36,199
TriMas Corp.[a,b]	3,479	64,744
Trinity Industries Inc.	11,050	267,189
Wabash National Corp.[a]	3,517	50,082
Watts Water Technologies Inc. Class A	140	9,078
Xylem Inc./NY	6,406	335,995

		19,075,612
MARINE — 0.04%
Costamare Inc.	1,962	17,933
Kirby Corp.[a]	3,945	245,221
Matson Inc.	1,701	67,836
Scorpio Bulkers Inc.[a]	4,636	16,040

		347,030
MEDIA — 0.95%
AMC Entertainment Holdings Inc. Class A	1,430	44,459

Security	Shares	Value
Carmike Cinemas Inc.[a]	610	$19,941
Clear Channel Outdoor Holdings Inc. Class A	1,733	10,121
Comcast Corp. Class A	13,556	899,305
Daily Journal Corp.[a]	25	5,475
Discovery Communications Inc. Class Aa,b	945	25,439
Discovery Communications Inc. Class C NVS[a]	1,230	32,361
DISH Network Corp. Class Aa	3,763	206,137
Entercom Communications Corp. Class A	1,870	24,198
Eros International PLC[a,b]	2,192	33,581
EW Scripps Co. (The) Class Aa	4,264	67,798
Gannett Co. Inc.	8,911	103,724
Global Eagle Entertainment Inc.[a,b]	3,224	26,791
Gray Television Inc.[a,b]	1,779	18,430
Hemisphere Media Group Inc.[a]	542	6,911
John Wiley & Sons Inc. Class A	3,388	174,855
Liberty Braves Group Class Aa	738	12,878
Liberty Braves Group Class Ca	2,466	42,859
Liberty Broadband Corp. Class Aa	1,885	132,252
Liberty Broadband Corp. Class Ca,b	7,801	557,615
Liberty Media Group LLC Class Aa	1,429	40,941
Liberty Media Group LLC Class Ca,b	2,851	80,227
Liberty SiriusXM Group Class Aa	6,789	230,690
Liberty SiriusXM Group Class Ca	13,701	457,750
Lions Gate Entertainment Corp.	2,496	49,895
Live Nation Entertainment Inc.[a]	4,202	115,471
Madison Square Garden Co. (The)[a]	1,311	222,097
MDC Partners Inc. Class A	2,465	26,425
Media General Inc.[a]	7,922	146,002
Meredith Corp.	2,431	126,388
MSG Networks Inc. Class Aa	2,929	54,509
National CineMedia Inc.	4,392	64,650
New Media Investment Group Inc.	2,414	37,417
New York Times Co. (The) Class A	9,006	107,622
News Corp. Class A	28,667	400,765
News Corp. Class B	9,182	130,568
Radio One Inc. Class Da	158	479
Reading International Inc. Class Aa	1,321	17,635
Regal Entertainment Group Class A	4,338	94,351
Saga Communications Inc. Class A	394	17,864

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Salem Media Group Inc. Class A	820	$4,822
Scholastic Corp.	2,117	83,325
TEGNA Inc.	16,272	355,706
Time Inc.	7,975	115,478
Time Warner Inc.	20,335	1,618,869
Townsquare Media Inc. Class Aa	971	9,069
Tribune Media Co.	5,364	195,893
tronc Inc.	1,060	17,893
Twenty-First Century Fox Inc. Class A	18,404	445,745
Twenty-First Century Fox Inc. Class B	8,271	204,625
Viacom Inc. Class A	88	3,768
Viacom Inc. Class B NVS	3,043	115,938

		8,038,007
METALS & MINING — 0.91%
AK Steel Holding Corp.[a,b]	17,877	86,346
Alcoa Inc.	99,348	1,007,389
Allegheny Technologies Inc.	7,951	143,675
Ampco-Pittsburgh Corp.	636	7,053
Carpenter Technology Corp.	3,391	139,913
Century Aluminum Co.[a,b]	3,163	21,983
Cliffs Natural Resources Inc.[a]	16,331	95,536
Coeur Mining Inc.[a]	2,980	35,253
Commercial Metals Co.	8,433	136,530
Compass Minerals International Inc.	2,517	185,503
Ferroglobe PLC	4,850	43,795
Freeport-McMoRan Inc.	77,736	844,213
Gerber Scientific Inc. Escrow[a]	1,091	11
Gold Resource Corp.	763	5,661
Handy & Harman Ltd.[a]	156	3,282
Haynes International Inc.	1,052	39,040
Hecla Mining Co.	28,542	162,689
Kaiser Aluminum Corp.	753	65,127
Materion Corp.	1,407	43,209
Newmont Mining Corp.	39,894	1,567,435
Nucor Corp.	23,904	1,182,053
Olympic Steel Inc.	690	15,249
Reliance Steel & Aluminum Co.	5,193	374,052
Royal Gold Inc.	4,521	350,061
Ryerson Holding Corp.[a]	702	7,926
Schnitzer Steel Industries Inc. Class A	1,976	41,298
Southern Copper Corp.	3,482	91,577

Security	Shares	Value
Steel Dynamics Inc.	14,924	$372,951
Stillwater Mining Co.[a]	8,825	117,902
SunCoke Energy Inc.	4,321	34,654
Tahoe Resources Inc.	22,936	294,269
TimkenSteel Corp.	3,035	31,716
U.S. Steel Corp.	11,522	217,305

		7,764,656
MORTGAGE REAL ESTATE INVESTMENT — 0.01%
MTGE Investment Corp.	3,728	64,084

		64,084
MULTI-UTILITIES — 1.93%
Ameren Corp.	18,291	899,551
Avista Corp.	4,784	199,923
Black Hills Corp.[b]	3,920	239,982
CenterPoint Energy Inc.	32,256	749,307
CMS Energy Corp.	20,859	876,287
Consolidated Edison Inc.	22,920	1,725,876
Dominion Resources Inc./VA	43,372	3,221,238
DTE Energy Co.	13,409	1,256,021
MDU Resources Group Inc.	14,741	375,011
NiSource Inc.	24,346	586,982
NorthWestern Corp.	3,592	206,648
Public Service Enterprise Group Inc.	38,086	1,594,661
SCANA Corp.	9,742	705,029
Sempra Energy	18,765	2,011,420
Unitil Corp.	1,080	42,185
Vectren Corp.	6,243	313,399
WEC Energy Group Inc.	23,675	1,417,659

		16,421,179
MULTILINE RETAIL — 0.53%
Dillard’s Inc. Class A	1,391	87,647
Fred’s Inc. Class A	2,311	20,938
JC Penney Co. Inc.[a,b]	23,409	215,831
Kohl’s Corp.	13,808	604,100
Macy’s Inc.	23,250	861,412
Sears Holdings Corp.[a,b]	791	9,065
Target Corp.	39,551	2,716,363
Tuesday Morning Corp.[a]	2,939	17,575

		4,532,931
OIL, GAS & CONSUMABLE FUELS — 10.65%
Abraxas Petroleum Corp.[a]	6,001	10,142
Adams Resources & Energy Inc.	148	5,819
Alon USA Energy Inc.	2,281	18,385

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Anadarko Petroleum Corp.	41,944	$2,657,572
Antero Resources Corp.[a,b]	13,457	362,666
Apache Corp.	8,802	562,184
Ardmore Shipping Corp.	2,732	19,233
Bill Barrett Corp.[a]	3,970	22,073
Cabot Oil & Gas Corp.	10,161	262,154
California Resources Corp.[b]	2,823	35,288
Cheniere Energy Inc.[a]	14,915	650,294
Chesapeake Energy Corp.[a,b]	41,667	261,252
Chevron Corp.	141,316	14,544,243
Cimarex Energy Co.	5,886	790,902
Clayton Williams Energy Inc.[a,b]	397	33,920
Clean Energy Fuels Corp.[a]	7,796	34,848
Cobalt International Energy Inc.[a]	32,760	40,622
Concho Resources Inc.[a]	10,549	1,448,905
ConocoPhillips	93,184	4,050,708
CONSOL Energy Inc.	17,303	332,218
Contango Oil & Gas Co.[a]	1,366	13,961
Continental Resources Inc./OKa,b	3,595	186,796
CVR Energy Inc.	1,360	18,727
Delek U.S. Holdings Inc.	4,362	75,419
Denbury Resources Inc.	25,989	83,944
Devon Energy Corp.	35,835	1,580,682
DHT Holdings Inc.	7,394	30,981
Diamondback Energy Inc.[a]	4,403	425,066
Dorian LPG Ltd.[a]	1,649	9,894
Earthstone Energy Inc.[a,b]	91	783
Eclipse Resources Corp.[a]	5,773	18,993
Energen Corp.	7,232	417,431
EOG Resources Inc.	36,685	3,547,806
EP Energy Corp. Class Aa,b	2,633	11,533
EQT Corp.	12,898	936,653
Erin Energy Corp.[a,b]	871	2,047
EXCO Resources Inc.[a,b]	8,709	9,319
Exxon Mobil Corp.	313,234	27,339,064
Frontline Ltd./Bermuda[b]	4,928	35,334
GasLog Ltd.	3,040	44,232
Gener8 Maritime Inc.[a]	2,576	13,189
Golar LNG Ltd.	6,496	137,715
Green Plains Inc.	2,671	69,980
Gulfport Energy Corp.[a]	9,307	262,923
Hess Corp.	21,225	1,138,084
HollyFrontier Corp.	12,080	295,960
Jones Energy Inc. Class Aa	1,838	6,543
Kinder Morgan Inc./DE	144,548	3,343,395

Security	Shares	Value
Kosmos Energy Ltd.[a]	11,187	$71,709
Laredo Petroleum Inc.[a]	10,775	138,998
Marathon Oil Corp.	63,875	1,009,864
Marathon Petroleum Corp.	39,514	1,603,873
Murphy Oil Corp.	12,197	370,789
Navios Maritime Acquisition Corp.	6,442	8,697
Newfield Exploration Co.[a]	11,060	480,668
Noble Energy Inc.	31,818	1,137,175
Nordic American Tankers Ltd.[b]	6,493	65,644
Northern Oil and Gas Inc.[a]	3,155	8,455
Oasis Petroleum Inc.[a]	13,537	155,269
Occidental Petroleum Corp.	57,308	4,178,899
Overseas Shipholding Group Inc.	2,682	28,349
Pacific Ethanol Inc.[a]	1,859	12,846
Panhandle Oil and Gas Inc. Class A	522	9,151
Par Pacific Holdings Inc.[a,b]	1,194	15,611
Parsley Energy Inc. Class Aa	11,096	371,827
PBF Energy Inc.	7,500	169,800
PDC Energy Inc.[a]	4,162	279,104
PetroCorp Inc. Escrow[a]	190	—
Phillips 66	33,853	2,726,859
Pioneer Natural Resources Co.	12,212	2,267,158
QEP Resources Inc.	17,866	348,923
Range Resources Corp.	14,870	576,212
Renewable Energy Group Inc.[a,b]	2,464	20,870
REX American Resources Corp.[a,b]	436	36,955
Ring Energy Inc.[a]	3,169	34,701
RSP Permian Inc.[a,b]	5,994	232,447
Sanchez Energy Corp.[a]	3,861	34,131
Scorpio Tankers Inc.	13,017	60,269
SemGroup Corp. Class A	3,953	139,778
Ship Finance International Ltd.[b]	4,787	70,513
SM Energy Co.	6,415	247,491
Spectra Energy Corp.	44,366	1,896,646
Synergy Resources Corp.[a]	12,277	85,080
Targa Resources Corp.	11,822	580,578
Teekay Corp.	3,478	26,815
Teekay Tankers Ltd. Class A	9,800	24,794
Tesoro Corp.	9,024	717,949
Valero Energy Corp.	35,222	1,866,766
W&T Offshore Inc.[a]	1,884	3,316
Western Refining Inc.	6,003	158,839
Westmoreland Coal Co.[a,b]	1,181	10,464
Whiting Petroleum Corp.[a,b]	15,606	136,396

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Williams Companies Inc. (The)	43,280	$1,329,994
World Fuel Services Corp.	5,109	236,342
WPX Energy Inc.[a]	24,884	328,220

		90,515,116
PAPER & FOREST PRODUCTS — 0.05%
Boise Cascade Co.[a]	405	10,287
Domtar Corp.	4,628	171,837
KapStone Paper and Packaging Corp.	5,985	113,236
Louisiana-Pacific Corp.[a]	825	15,535
PH Glatfelter Co.	3,451	74,818
Schweitzer-Mauduit International Inc.	1,825	70,372

		456,085
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.	25,697	145,445
Coty Inc. Class Ab	8,878	208,633
Edgewell Personal Care Co.[a]	4,409	350,604
Inter Parfums Inc.	692	22,331
Nature’s Sunshine Products Inc.	900	14,400
Nu Skin Enterprises Inc. Class A	2,927	189,611
Nutraceutical International Corp.[a]	766	23,930
Revlon Inc. Class Aa	576	21,185
Synutra International Inc.[a]	173	737

		976,876
PHARMACEUTICALS — 6.25%
Allergan PLC[a]	12,129	2,793,430
Aratana Therapeutics Inc.[a,b]	202	1,891
Clearside Biomedical Inc.[a]	123	2,134
Egalet Corp.[a,b]	1,234	9,391
Endo International PLC[a]	15,600	314,340
Endocyte Inc.[a]	2,266	7,002
Flex Pharma Inc.[a]	115	1,355
Innoviva Inc.[b]	827	9,089
Johnson & Johnson	170,814	20,178,258
Lannett Co. Inc.[a,b]	2,059	54,707
Mallinckrodt PLC[a]	8,258	576,243
Medicines Co. (The)[a]	427	16,115
Merck & Co. Inc.	208,252	12,997,007
Mylan NVa	23,572	898,565
Neos Therapeutics Inc.[a,b]	40	263
Omeros Corp.[a,b]	1,035	11,550
Perrigo Co. PLC	10,369	957,370
Pfizer Inc.	420,076	14,227,974
Phibro Animal Health Corp.	90	2,446

Security	Shares	Value
Tetraphase Pharmaceuticals Inc.[a]	2,695	$10,322
TherapeuticsMD Inc.[a,b]	714	4,862
Titan Pharmaceuticals Inc.[a,b]	81	476
WaVe Life Sciences Ltd.[a]	102	3,312
Zogenix Inc.[a]	1,841	21,043

		53,099,145
PROFESSIONAL SERVICES — 0.19%
Acacia Research Corp.	3,626	23,641
CBIZ Inc.[a,b]	3,936	44,044
Cogint Inc.[a,b]	1,120	5,701
CRA International Inc.[a]	615	16,353
Dun & Bradstreet Corp. (The)	1,617	220,914
Franklin Covey Co.[a]	11	196
FTI Consulting Inc.[a]	2,779	123,832
Heidrick & Struggles International Inc.	1,449	26,879
Hill International Inc.[a]	2,201	10,147
Huron Consulting Group Inc.[a,b]	1,481	88,504
ICF International Inc.[a]	1,374	60,896
Kelly Services Inc. Class A	2,098	40,324
Korn/Ferry International	1,649	34,629
ManpowerGroup Inc.	5,327	384,929
Navigant Consulting Inc.[a]	3,423	69,213
Nielsen Holdings PLC	5,879	314,938
Resources Connection Inc.	2,852	42,609
RPX Corp.[a]	3,757	40,162
TrueBlue Inc.[a]	2,929	66,371

		1,614,282
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Alexander & Baldwin Inc.	1,620	62,240
AV Homes Inc.[a,b]	514	8,553
Consolidated-Tomoka Land Co.	31	1,587
Forestar Group Inc.[a,b]	2,756	32,273
FRP Holdings Inc.[a]	503	15,628
Griffin Industrial Realty Inc.	50	1,585
Howard Hughes Corp. (The)[a]	2,678	306,631
Jones Lang LaSalle Inc.	3,417	388,820
Kennedy-Wilson Holdings Inc.	3,071	69,251
RE/MAX Holdings Inc. Class A	1,251	54,769
Realogy Holdings Corp.	10,716	277,116
St. Joe Co. (The)[a,b]	236	4,338
Stratus Properties Inc.[a,b]	461	11,248
Tejon Ranch Co.[a]	971	23,615
Trinity Place Holdings Inc.[a]	1,267	12,391

		1,270,045

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
ROAD & RAIL — 1.36%
AMERCO	169	$54,795
ArcBest Corp.	1,770	33,665
Celadon Group Inc.	1,752	15,312
Covenant Transportation Group Inc. Class Aa	735	14,208
CSX Corp.	71,731	2,187,796
Genesee & Wyoming Inc. Class Aa	4,185	288,556
Hertz Global Holdings Inc.[a,b]	4,148	166,584
Kansas City Southern	8,047	750,946
Knight Transportation Inc.	349	10,013
Marten Transport Ltd.	1,926	40,446
Norfolk Southern Corp.	22,145	2,149,394
Old Dominion Freight Line Inc.[a]	1,907	130,839
PAM Transportation Services Inc.[a]	171	3,423
Roadrunner Transportation Systems Inc.[a]	2,476	19,758
Ryder System Inc.	4,047	266,900
Saia Inc.[a]	1,869	55,995
Union Pacific Corp.	53,448	5,212,783
Universal Logistics Holdings Inc.	220	2,952
USA Truck Inc.[a]	644	6,595
Werner Enterprises Inc.	3,197	74,394
YRC Worldwide Inc.[a,b]	2,233	27,511

		11,512,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.21%
Advanced Energy Industries Inc.[a,b]	146	6,909
Advanced Micro Devices Inc.[a]	29,136	201,330
Alpha & Omega Semiconductor Ltd.[a]	1,459	31,689
Ambarella Inc.[a]	1,421	104,600
Amkor Technology Inc.[a]	6,810	66,193
Analog Devices Inc.	23,103	1,488,988
Applied Materials Inc.	23,343	703,791
Axcelis Technologies Inc.[a]	2,061	27,370
Brooks Automation Inc.	5,154	70,146
Cabot Microelectronics Corp.	1,455	76,984
Cavium Inc.[a]	629	36,608
Cohu Inc.	1,864	21,883
Cree Inc.[a,b]	4,716	121,296
Cypress Semiconductor Corp.	23,258	282,817
Diodes Inc.[a]	3,073	65,578
DSP Group Inc.[a]	1,580	18,976
Entegris Inc.[a]	4,254	74,105
Exar Corp.[a]	2,656	24,727

Security	Shares	Value
First Solar Inc.[a,b]	5,639	$222,684
FormFactor Inc.[a,b]	2,235	24,250
GigPeak Inc.[a]	3,108	7,304
Impinj Inc.[a]	162	6,062
Intel Corp.	323,291	12,204,235
Intersil Corp. Class A	10,239	224,541
IXYS Corp.	1,952	23,522
Kopin Corp.[a]	5,263	11,473
Lam Research Corp.	2,411	228,346
Linear Technology Corp.	9,462	561,002
Marvell Technology Group Ltd.	30,094	399,347
Micron Technology Inc.[a]	74,580	1,326,032
MKS Instruments Inc.	3,739	185,940
Nanometrics Inc.[a]	343	7,663
NeoPhotonics Corp.[a]	1,968	32,157
NVE Corp.	236	13,910
ON Semiconductor Corp.[a]	28,312	348,804
PDF Solutions Inc.[a]	147	2,671
Photronics Inc.[a]	4,790	49,385
Qorvo Inc.[a]	8,611	479,977
QUALCOMM Inc.	87,563	5,998,066
Rambus Inc.[a]	6,018	75,225
Rudolph Technologies Inc.[a]	2,347	41,636
Sigma Designs Inc.[a]	2,372	18,478
Skyworks Solutions Inc.	1,162	88,475
SunPower Corp.[a,b]	4,466	39,837
Teradyne Inc.	15,156	327,066
Tessera Technologies Inc.	1,177	45,244
Ultra Clean Holdings Inc.[a]	2,997	22,208
Ultratech Inc.[a]	1,476	34,066
Veeco Instruments Inc.[a]	2,898	56,888
Xcerra Corp.[a]	3,840	23,270
Xilinx Inc.	12,978	705,225

		27,258,979
SOFTWARE — 1.55%
ANSYS Inc.[a]	4,873	451,288
Autodesk Inc.[a]	2,884	208,600
Bottomline Technologies de Inc.[a]	499	11,632
CA Inc.	21,807	721,376
Dell Technologies Inc. – VMware Inc. Class Va	14,566	696,255
Digimarc Corp.[a]	45	1,726
EnerNOC Inc.[a,b]	279	1,509
Epiq Systems Inc.	826	13,621
FireEye Inc.[a,b]	8,660	127,562

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
Glu Mobile Inc.[a,b]	7,914	$17,727
Mentor Graphics Corp.	7,830	207,025
MicroStrategy Inc. Class Aa	332	55,590
Nuance Communications Inc.[a]	4,057	58,826
Oracle Corp.	200,536	7,877,054
Park City Group Inc.[a,b]	67	791
Progress Software Corp.[a]	3,199	87,013
PTC Inc.[a]	4,739	209,985
QAD Inc. Class A	948	21,216
Rosetta Stone Inc.[a]	328	2,781
Rubicon Project Inc. (The)[a]	1,678	13,894
SecureWorks Corp. Class Aa	306	3,828
Silver Spring Networks Inc.[a,b]	159	2,255
SS&C Technologies Holdings Inc.	956	30,735
Symantec Corp.	39,409	989,166
Synopsys Inc.[a]	10,231	607,210
Tangoe Inc.[a]	2,054	16,945
Telenav Inc.[a]	1,770	10,142
TiVo Corp.[a]	5,437	105,913
VASCO Data Security International Inc.[a]	218	3,839
Verint Systems Inc.[a]	4,531	170,502
VMware Inc. Class Aa,b	4,164	305,429
Zynga Inc. Class Aa	55,403	161,223

		13,192,658
SPECIALTY RETAIL — 0.81%
Aaron’s Inc.	4,758	120,948
Abercrombie & Fitch Co. Class A	5,048	80,213
America’s Car-Mart Inc./TXa	516	18,777
American Eagle Outfitters Inc.[b]	1,061	18,949
Ascena Retail Group Inc.[a]	8,511	47,576
At Home Group Inc.[a]	382	5,787
AutoNation Inc.[a]	2,932	142,818
Barnes & Noble Education Inc.[a]	3,199	30,614
Barnes & Noble Inc.	4,679	52,873
Bed Bath & Beyond Inc.	9,948	428,858
Best Buy Co. Inc.	20,883	797,313
Big 5 Sporting Goods Corp.	1,433	19,517
Boot Barn Holdings Inc.[a,b]	990	11,266
Buckle Inc. (The)[b]	1,412	33,930
Build-A-Bear Workshop Inc.[a,b]	805	8,340
Burlington Stores Inc.[a]	2,309	187,075
Cabela’s Inc.[a]	3,328	182,807
Caleres Inc.	3,225	81,560
Cato Corp. (The) Class A	1,579	51,933

Security	Shares	Value
Chico’s FAS Inc.	980	$11,662
Citi Trends Inc.	1,178	23,478
Conn’s Inc.[a,b]	1,928	19,897
Container Store Group Inc. (The)[a]	828	4,157
CST Brands Inc.	5,694	273,824
Destination XL Group Inc.[a,b]	1,649	7,140
Dick’s Sporting Goods Inc.	1,425	80,826
DSW Inc. Class A	5,019	102,789
Express Inc.[a]	5,331	62,853
Finish Line Inc. (The) Class A	2,413	55,692
Foot Locker Inc.	1,020	69,074
GameStop Corp. Class A	7,642	210,843
Gap Inc. (The)	15,564	346,143
Genesco Inc.[a]	1,347	73,358
Group 1 Automotive Inc.	1,153	73,654
Guess? Inc.	4,503	65,789
Haverty Furniture Companies Inc.	1,431	28,677
Hibbett Sports Inc.[a,b]	352	14,045
Kirkland’s Inc.[a]	600	7,308
L Brands Inc.	14,865	1,051,996
Lumber Liquidators Holdings Inc.[a,b]	1,854	36,468
MarineMax Inc.[a]	1,074	22,500
Michaels Companies Inc. (The)[a]	1,602	38,720
Murphy USA Inc.[a]	1,085	77,426
Office Depot Inc.	40,294	143,850
Party City Holdco Inc.[a]	1,115	19,089
Penske Automotive Group Inc.	2,992	144,155
Pier 1 Imports Inc.	5,060	21,454
Rent-A-Center Inc./TX	3,862	48,816
Restoration Hardware Holdings Inc.[a,b]	2,872	99,314
Sears Hometown and Outlet Stores Inc.[a,b]	834	4,112
Shoe Carnival Inc.	1,089	29,033
Signet Jewelers Ltd.	508	37,861
Sonic Automotive Inc. Class A	2,387	44,876
Sportsman’s Warehouse Holdings Inc.[a]	583	6,133
Stage Stores Inc.[b]	2,300	12,903
Staples Inc.	48,800	417,240
Tailored Brands Inc.	2,530	39,721
Tiffany & Co.	8,271	600,723
Tilly’s Inc. Class Aa	1,174	11,024
Urban Outfitters Inc.[a,b]	1,475	50,917
Vitamin Shoppe Inc.[a,b]	1,648	44,249

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
West Marine Inc.[a]	1,174	$9,709
Zumiez Inc.[a,b]	1,158	20,844

		6,885,496
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.33%
Apple Inc.	34,622	3,914,017
Avid Technology Inc.[a]	684	5,431
CPI Card Group Inc.[b]	299	1,806
Diebold Inc.	3,370	83,542
Eastman Kodak Co.[a]	204	3,060
Hewlett Packard Enterprise Co.	129,707	2,950,834
HP Inc.	129,858	2,016,695
Immersion Corp.[a,b]	1,438	11,734
Lexmark International Inc. Class A	4,552	181,898
NetApp Inc.	21,846	782,524
Silicon Graphics International Corp.[a,b]	456	3,511
Stratasys Ltd.[a]	1,922	46,301
Super Micro Computer Inc.[a]	2,255	52,699
USA Technologies Inc.[a]	324	1,816
Western Digital Corp.	21,276	1,244,008

		11,299,876
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Coach Inc.	16,911	618,266
Deckers Outdoor Corp.[a]	2,196	130,772
Delta Apparel Inc.[a]	525	8,641
Fossil Group Inc.[a,b]	3,026	84,032
G-III Apparel Group Ltd.[a]	645	18,802
Iconix Brand Group Inc.[a]	3,388	27,511
Movado Group Inc.	1,100	23,628
Perry Ellis International Inc.[a]	911	17,564
PVH Corp.	6,031	666,425
Ralph Lauren Corp.	3,972	401,728
Sequential Brands Group Inc.[a,b]	2,584	20,672
Unifi Inc.[a]	1,025	30,166
Vera Bradley Inc.[a,b]	449	6,802
Vince Holding Corp.[a,b]	1,437	8,105
Wolverine World Wide Inc.	6,059	139,539

		2,202,653
THRIFTS & MORTGAGE FINANCE — 0.36%
Astoria Financial Corp.	6,889	100,579
Bank Mutual Corp.	3,693	28,362
BankFinancial Corp.	1,589	20,180
Bear State Financial Inc.	911	8,372
Beneficial Bancorp. Inc.	5,628	82,788

Security	Shares	Value
BofI Holding Inc.[a,b]	264	$5,914
BSB Bancorp. Inc./MAa	473	11,082
Capitol Federal Financial Inc.	9,465	133,173
Charter Financial Corp./MD	1,079	13,897
Clifton Bancorp. Inc.	1,461	22,339
Dime Community Bancshares Inc.	2,281	38,230
ESSA Bancorp. Inc.	608	8,409
EverBank Financial Corp.	7,833	151,647
Federal Agricultural Mortgage Corp. Class C	776	30,652
First Defiance Financial Corp.	778	34,730
Flagstar Bancorp. Inc.[a]	1,589	44,095
Greene County Bancorp. Inc.	207	3,451
Hingham Institution for Savings	72	9,972
Home Bancorp. Inc.	371	10,388
HomeStreet Inc.[a]	1,620	40,597
IMPAC Mortgage Holdings Inc.[a]	701	9,246
Kearny Financial Corp./MD	7,213	98,169
Lake Sunapee Bank Group	585	10,571
Meridian Bancorp. Inc.	3,233	50,338
Meta Financial Group Inc.	653	39,578
MGIC Investment Corp.[a]	26,050	208,400
Nationstar Mortgage Holdings Inc.[a]	1,334	19,756
New York Community Bancorp. Inc.	35,480	504,880
NMI Holdings Inc. Class Aa	3,991	30,411
Northfield Bancorp. Inc.	2,678	43,116
Northwest Bancshares Inc.	7,546	118,548
OceanFirst Financial Corp.	1,730	33,320
Ocwen Financial Corp.[a,b]	7,583	27,830
Oritani Financial Corp.	3,125	49,125
PennyMac Financial Services Inc. Class Aa,c	726	12,349
PHH Corp.[a]	4,257	61,514
Provident Bancorp. Inc.[a]	298	4,649
Provident Financial Holdings Inc.	488	9,545
Provident Financial Services Inc.	4,717	100,142
Radian Group Inc.	16,391	222,098
SI Financial Group Inc.	825	10,890
Southern Missouri Bancorp. Inc.	434	10,807
Territorial Bancorp. Inc.	491	14,072
TFS Financial Corp.	4,271	76,066
TrustCo Bank Corp. NY	7,283	51,636
United Community Financial Corp./OH	3,484	24,771

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Security	Shares	Value
United Financial Bancorp. Inc.	3,594	$49,741
Walker & Dunlop Inc.[a]	1,930	48,752
Walter Investment Management Corp.[a,b]	2,650	10,759
Washington Federal Inc.	6,746	179,983
Waterstone Financial Inc.	2,041	34,677
Westfield Financial Inc.	1,076	8,231
WSFS Financial Corp.	2,265	82,650

		3,055,477
TOBACCO — 1.35%
Alliance One International Inc.[a]	620	11,854
Philip Morris International Inc.	104,016	10,112,436
Reynolds American Inc.	23,765	1,120,520
Turning Point Brands Inc.[a]	208	2,500
Universal Corp./VA	1,646	95,830
Vector Group Ltd.	3,879	83,515

		11,426,655
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Air Lease Corp.	3,625	103,603
Aircastle Ltd.	3,546	70,424
Applied Industrial Technologies Inc.	1,526	71,325
BMC Stock Holdings Inc.[a,b]	619	10,975
CAI International Inc.[a]	1,455	12,033
DXP Enterprises Inc.[a]	1,146	32,306
GATX Corp.[b]	2,987	133,071
Herc Holdings Inc.[a,b]	1,382	46,573
Kaman Corp.	1,769	77,694
Lawson Products Inc./DEa	117	2,074
MRC Global Inc.[a]	6,960	114,353
MSC Industrial Direct Co. Inc. Class A	2,067	151,738
Neff Corp.[a]	611	5,805
NOW Inc.[a,b]	7,898	169,254
Rush Enterprises Inc. Class Aa	2,055	50,306
Rush Enterprises Inc. Class Ba	487	11,839
Textainer Group Holdings Ltd.	1,882	14,096
Titan Machinery Inc.[a,b]	1,357	14,113
Triton International Ltd.	2,457	32,408
United Rentals Inc.[a]	966	75,821
Veritiv Corp.[a]	542	27,192
WESCO International Inc.[a,b]	3,150	193,694
Willis Lease Finance Corp.[a]	318	7,559

		1,428,256

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.06%
Macquarie Infrastructure Corp.	5,653	$470,556

		470,556
WATER UTILITIES — 0.19%
American States Water Co.	933	37,367
American Water Works Co. Inc.	13,325	997,243
Aqua America Inc.	13,219	402,915
Artesian Resources Corp. Class A	654	18,665
California Water Service Group	1,456	46,723
Connecticut Water Service Inc.	626	31,131
Consolidated Water Co. Ltd.	878	10,202
Middlesex Water Co.	171	6,026
SJW Corp.	1,345	58,750
York Water Co. (The)	108	3,203

		1,612,225
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a]	1,207	12,408
Leap Wireless International Inc.[d]	2,472	7,849
NII Holdings Inc.[a]	3,973	13,230
Spok Holdings Inc.	1,543	27,496
Sprint Corp.[a,b]	56,869	377,041
T-Mobile U.S. Inc.[a]	8,176	381,983
Telephone & Data Systems Inc.	7,181	195,180
U.S. Cellular Corp.[a]	1,053	38,266

		1,053,453

TOTAL COMMON STOCKS (Cost: $844,161,110)		847,973,285

SHORT-TERM INVESTMENTS — 2.80%

MONEY MARKET FUNDS — 2.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	23,181,178	23,181,178
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	610,492	610,492

		23,791,670

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,791,670)		23,791,670

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.62%
(Cost: $867,952,780)	$871,764,955

Other Assets, Less Liabilities — (2.62)%	(22,238,816)

NET ASSETS — 100.00%	$849,526,139

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	11	Dec. 2016	Chicago Mercantile	$1,171,737	$1,188,220	$16,483
S&P MidCap 400 E-Mini	2	Dec. 2016	Chicago Mercantile	306,175	309,920	3,745

				Net unrealized appreciation		$20,228

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 1.08%
Aerovironment Inc.[a,b]	48,655	$1,187,668
Arotech Corp.[a]	53,264	157,129
Astrotech Corp.[a,b]	35,007	57,761
CPI Aerostructures Inc.[a]	18,048	123,990
Ducommun Inc.[a]	24,440	558,209
Innovative Solutions & Support Inc.[a]	33,938	107,923
KEYW Holding Corp. (The)[a,b]	82,718	913,207
Kratos Defense & Security Solutions Inc.[a,b]	106,782	735,728
LMI Aerospace Inc.[a]	26,746	189,897
Mercury Systems Inc.[a,b]	91,075	2,237,713
National Presto Industries Inc.	11,340	995,538
SIFCO Industries Inc.[a]	7,274	72,449
Sparton Corp.[a,b]	22,480	590,325
Vectrus Inc.[a]	24,625	375,039

		8,302,576
AIR FREIGHT & LOGISTICS — 0.54%
Air Transport Services Group Inc.[a]	112,074	1,608,262
Echo Global Logistics Inc.[a,b]	67,341	1,552,883
Park-Ohio Holdings Corp.	19,610	714,785
Radiant Logistics Inc.[a]	87,063	247,259

		4,123,189
AUTO COMPONENTS — 1.28%
Fox Factory Holding Corp.[a,b]	51,617	1,185,643
Horizon Global Corp.[a,b]	42,220	841,445
Modine Manufacturing Co.[a]	108,449	1,286,205
Motorcar Parts of America Inc.[a,b]	42,103	1,211,724
Shiloh Industries Inc.[a]	18,978	134,174
Spartan Motors Inc.	78,389	750,967
Stoneridge Inc.[a]	61,891	1,138,794
Strattec Security Corp.	8,213	289,919
Superior Industries International Inc.	57,615	1,680,053
Tower International Inc.	47,249	1,138,701
Workhorse Group Inc.[a,b]	31,049	224,795

		9,882,420
AUTOMOBILES — 0.19%
Winnebago Industries Inc.	61,411	1,447,457

		1,447,457
BANKS — 14.30%
Access National Corp.	22,498	537,702
ACNB Corp.	21,515	571,869
Allegiance Bancshares Inc.[a,b]	31,557	852,039

Security	Shares	Value
American National Bankshares Inc.	26,028	$727,483
American River Bankshares[a]	25,354	274,837
AmeriServ Financial Inc.	54,110	178,022
Ames National Corp.	21,965	607,552
Arrow Financial Corp.	31,526	1,034,999
Atlantic Capital Bancshares Inc.[a]	40,086	600,488
Bancorp. Inc. (The)[a]	80,775	518,575
Bank of Commerce Holdings	44,493	320,350
Bank of Marin Bancorp.	17,276	859,135
Bankwell Financial Group Inc.	19,996	473,705
Bar Harbor Bankshares	17,678	649,136
BCB Bancorp. Inc.	29,075	327,094
Blue Hills Bancorp. Inc.[b]	63,196	949,204
Bridge Bancorp. Inc.	39,665	1,134,022
Bryn Mawr Bank Corp.	38,790	1,240,892
C&F Financial Corp.	9,207	396,638
Camden National Corp.	24,926	1,189,967
Capital City Bank Group Inc.	27,253	402,527
Cardinal Financial Corp.	73,538	1,918,606
Carolina Financial Corp.	33,620	751,071
Cascade Bancorp.[a]	75,932	460,148
CenterState Banks Inc.	108,529	1,924,219
Central Valley Community Bancorp.	23,816	377,722
Century Bancorp. Inc./MA Class A	9,194	416,672
Chemung Financial Corp.	10,679	309,584
Citizens & Northern Corp.	33,494	735,863
Citizens Holding Co.	3,097	72,749
CNB Financial Corp./PA	35,266	746,229
CoBiz Financial Inc.	87,992	1,171,174
Codorus Valley Bancorp. Inc.	27,100	592,948
Community Bankers Trust Corp.[a]	67,994	369,207
Community Trust Bancorp. Inc.	35,899	1,332,212
CommunityOne Bancorp.[a]	29,123	403,062
ConnectOne Bancorp. Inc.	66,221	1,195,951
CU Bancorp.[a]	39,498	900,949
Customers Bancorp. Inc.[a,b]	59,842	1,505,625
Eastern Virginia Bankshares Inc.	813	6,537
Enterprise Bancorp. Inc./MA	19,872	556,416
Enterprise Financial Services Corp.	45,905	1,434,531
Equity Bancshares Inc. Class Aa	15,701	407,284
Farmers Capital Bank Corp.	19,415	575,461
Farmers National Banc Corp.	70,869	763,968

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Fidelity Southern Corp.	47,782	$878,711
Financial Institutions Inc.	32,843	890,374
First Bancorp. Inc./ME	26,965	646,351
First Bancorp./Southern Pines NC	49,653	982,633
First Busey Corp.	72,179	1,631,245
First Business Financial Services Inc.	26,106	613,491
First Community Bancshares Inc./VA	38,175	946,740
First Community Financial Partners Inc.[a]	31,456	299,461
First Connecticut Bancorp. Inc./Farmington CT	38,147	678,635
First Financial Corp./IN	25,315	1,029,814
First Financial Northwest Inc.	32,562	461,404
First Foundation Inc.[a]	38,203	942,468
First Internet Bancorp.	15,314	353,600
First Mid-Illinois Bancshares Inc.	5,006	136,464
First NBC Bank Holding Co.[a]	36,043	340,246
First Northwest Bancorp.[a,b]	37,809	510,043
First of Long Island Corp. (The)	35,068	1,162,504
First South Bancorp. Inc./Washington NC	37,453	361,796
First United Corp.[a]	17,496	216,600
Flushing Financial Corp.	65,307	1,549,082
Franklin Financial Network Inc.[a]	24,367	911,326
German American Bancorp. Inc.	34,955	1,360,798
Great Southern Bancorp. Inc.	25,410	1,034,187
Green Bancorp. Inc.[a,b]	47,715	521,525
Guaranty Bancorp.	38,210	682,048
Hanmi Financial Corp.	73,417	1,933,804
HarborOne Bancorp Inc.[a]	34,010	535,998
Heritage Commerce Corp.	60,106	657,560
Heritage Financial Corp./WA	69,578	1,248,925
Heritage Oaks Bancorp.	57,465	471,213
HomeTrust Bancshares Inc.[a,b]	46,785	865,522
Horizon Bancorp./IN	34,624	1,017,253
Independent Bank Corp./MI	52,748	887,749
Independent Bank Group Inc.	26,290	1,161,229
Lakeland Bancorp. Inc.	90,748	1,274,102
Lakeland Financial Corp.	58,485	2,071,539
LCNB Corp.	23,663	431,140
Live Oak Bancshares Inc.	47,311	682,225
Macatawa Bank Corp.	63,716	509,091
MainSource Financial Group Inc.	54,372	1,356,581

Security	Shares	Value
MBT Financial Corp.	58,034	$525,208
Mercantile Bank Corp.	37,410	1,004,458
Merchants Bancshares Inc./VT	17,096	553,739
Middleburg Financial Corp.	17,284	488,792
Midland States Bancorp. Inc.	14,936	378,478
MidSouth Bancorp. Inc.	22,813	237,255
MidWestOne Financial Group Inc.	20,073	609,617
National Bankshares Inc.	17,631	648,468
National Commerce Corp.[a,b]	22,871	618,889
Nicolet Bankshares Inc.[a,b]	21,102	809,262
Northrim BanCorp. Inc.	18,772	483,379
OFG Bancorp.	102,555	1,036,831
Old Line Bancshares Inc.	26,825	529,257
Old Second Bancorp. Inc.	69,313	575,991
Orrstown Financial Services Inc.	24,062	475,225
Pacific Continental Corp.	44,879	754,865
Pacific Mercantile Bancorp.[a,b]	49,169	362,376
Pacific Premier Bancorp. Inc.[a]	63,774	1,687,460
Paragon Commercial Corp.	1,991	72,233
Park Sterling Corp.	118,755	964,291
Peapack Gladstone Financial Corp.	38,247	857,115
Penns Woods Bancorp. Inc.[b]	12,300	546,858
People’s Utah Bancorp.	32,934	670,207
Peoples Bancorp. Inc./OH	39,363	967,936
Peoples Financial Corp./MSa	8,518	90,802
Peoples Financial Services Corp.	17,931	730,868
Porter Bancorp. Inc.[a]	22,275	36,086
Preferred Bank/Los Angeles CA	28,932	1,034,319
Premier Financial Bancorp. Inc.	25,847	443,018
QCR Holdings Inc.	30,904	980,893
Republic Bancorp. Inc./KY Class A	23,235	722,144
Republic First Bancorp. Inc.[a,b]	88,669	364,430
Royal Bancshares of Pennsylvania Inc.[a]	52,378	123,612
Sandy Spring Bancorp. Inc.	54,837	1,676,915
Seacoast Banking Corp. of Florida[a]	70,066	1,127,362
Shore Bancshares Inc.	36,339	428,073
Sierra Bancorp.	30,176	566,102
Southern National Bancorp. of Virginia Inc.	40,026	522,339
Southside Bancshares Inc.	56,993	1,834,035
Southwest Bancorp. Inc.	45,521	864,444

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
State Bank Financial Corp.	81,871	$1,868,296
Stock Yards Bancorp. Inc.	49,243	1,623,049
Stonegate Bank	31,089	1,049,254
Suffolk Bancorp.	26,408	918,206
Summit Financial Group Inc.[b]	24,837	475,877
Sun Bancorp. Inc./NJb	25,422	586,231
TriCo Bancshares	48,082	1,287,155
Tristate Capital Holdings Inc.[a,b]	53,781	868,563
Triumph Bancorp. Inc.[a,b]	39,785	789,334
United Security Bancshares Inc./ALb	21,320	225,779
United Security Bancshares/Fresno CAa	50,312	316,462
Unity Bancorp. Inc.	4,241	54,363
Univest Corp. of Pennsylvania	64,531	1,507,444
Veritex Holdings Inc.[a]	24,694	429,429
Washington Trust Bancorp. Inc.	34,839	1,401,225
WashingtonFirst Bankshares Inc.	27,816	684,552
West Bancorp. Inc.	39,140	767,144
Westbury Bancorp. Inc.[a]	16,360	323,110
Xenith Bankshares Inc.[a,b]	197,684	456,650

		110,055,656
BEVERAGES — 0.32%
Craft Brew Alliance Inc.[a,b]	29,145	548,800
MGP Ingredients Inc.	29,702	1,203,525
Primo Water Corp.[a]	52,902	641,701
Reed’s Inc.[a,b]	27,637	103,363

		2,497,389
BIOTECHNOLOGY — 9.54%
Abeona Therapeutics Inc.[a]	34,810	208,860
Actinium Pharmaceuticals Inc.[a]	94,261	127,252
Adamas Pharmaceuticals Inc.[a,b]	38,505	631,867
ADMA Biologics Inc.[a,b]	17,353	125,809
Advaxis Inc.[a,b]	83,283	890,295
Adverum Biotechnologies Inc.[a,b]	53,032	217,962
Aegerion Pharmaceuticals Inc.[a]	70,619	209,738
Aeglea BioTherapeutics Inc.[a,b]	10,925	70,029
Agenus Inc.[a,b]	168,809	1,212,049
Akebia Therapeutics Inc.[a,b]	82,789	749,240
Aldeyra Therapeutics Inc.[a]	19,361	151,984
Anavex Life Sciences Corp.[a,b]	75,563	274,294
Anthera Pharmaceuticals Inc.[a,b]	93,367	294,106
Applied Genetic Technologies Corp./DEa	29,281	286,368
ARCA biopharma Inc.[a]	13,991	40,434

Security	Shares	Value
Ardelyx Inc.[a,b]	72,391	$936,740
Arena Pharmaceuticals Inc.[a,b]	567,481	993,092
Argos Therapeutics Inc.[a,b]	34,566	171,793
ArQule Inc.[a]	149,980	268,464
Arrowhead Pharmaceuticals Inc.[a,b]	139,454	1,024,987
Asterias Biotherapeutics Inc.[a,b]	52,337	221,909
Athersys Inc.[a,b]	183,535	390,930
aTyr Pharma Inc.[a]	38,821	123,451
Audentes Therapeutics Inc.[a]	13,353	237,817
Aviragen Therapeutics Inc.[a]	93,541	179,599
Bellicum Pharmaceuticals Inc.[a,b]	49,081	976,712
Bio Blast Pharma Ltd.[a,b]	16,618	28,749
BioCryst Pharmaceuticals Inc.[a,b]	169,259	746,432
BioSpecifics Technologies Corp.[a]	14,244	650,523
BioTime Inc.[a]	160,128	624,499
Blueprint Medicines Corp.[a,b]	46,215	1,372,585
Brainstorm Cell Therapeutics Inc.[a,b]	37,922	90,634
Calithera Biosciences Inc.[a]	32,760	106,470
Cancer Genetics Inc.[a,b]	34,072	59,626
Capricor Therapeutics Inc.[a,b]	14,170	46,903
Cara Therapeutics Inc.[a,b]	48,417	404,282
CareDx Inc.[a]	19,919	70,712
Cascadian Therapeutics Inc.[a]	251,355	412,222
CASI Pharmaceuticals Inc.[a]	30,362	33,702
Catabasis Pharmaceuticals Inc.[a,b]	16,258	100,149
Celldex Therapeutics Inc.[a,b]	221,181	893,571
Cellular Biomedicine Group Inc.[a,b]	28,039	406,565
Celsion Corp.[a]	43,435	52,991
Cerulean Pharma Inc.[a,b]	39,575	40,366
ChemoCentryx Inc.[a,b]	55,843	337,292
Chiasma Inc.[a]	43,180	126,949
Chimerix Inc.[a]	98,798	547,341
Cidara Therapeutics Inc.[a,b]	29,838	341,645
Coherus Biosciences Inc.[a,b]	67,709	1,813,247
CoLucid Pharmaceuticals Inc.[a]	7,399	282,272
Conatus Pharmaceuticals Inc.[a,b]	44,500	89,000
Concert Pharmaceuticals Inc.[a]	37,996	384,140
Contrafect Corp.[a,b]	90,084	223,408
Corbus Pharmaceuticals Holdings Inc.[a,b]	92,714	629,528
CorMedix Inc.[a,b]	95,948	241,789
Corvus Pharmaceuticals Inc.[a]	7,690	126,500
Curis Inc.[a,b]	257,113	671,065
Cytokinetics Inc.[a,b]	78,016	716,187
CytomX Therapeutics Inc.[a]	47,191	739,955

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Cytori Therapeutics Inc.[a,b]	30,880	$62,686
CytRx Corp.[a,b]	233,538	137,390
Dicerna Pharmaceuticals Inc.[a]	40,309	237,017
Dimension Therapeutics Inc.[a]	28,229	225,550
Dynavax Technologies Corp.[a,b]	89,324	937,009
Edge Therapeutics Inc.[a,b]	37,514	390,521
Eiger Biopharmaceuticals Inc.[a,b]	7,981	106,866
Enanta Pharmaceuticals Inc.[a,b]	35,971	957,188
Esperion Therapeutics Inc.[a]	33,129	458,837
Fate Therapeutics Inc.[a,b]	61,092	190,607
Fibrocell Science Inc.[a,b]	55,226	39,763
Flexion Therapeutics Inc.[a,b]	53,662	1,048,555
Fortress Biotech Inc.[a]	84,596	251,250
Galectin Therapeutics Inc.[a,b]	72,398	81,810
Galena Biopharma Inc.[a,b]	497,216	174,175
Gemphire Therapeutics Inc.	7,059	77,084
Genocea Biosciences Inc.[a,b]	56,469	289,121
Geron Corp.[a,b]	347,813	786,057
GlycoMimetics Inc.[a]	26,086	186,515
Heron Therapeutics Inc.[a,b]	73,096	1,259,444
Idera Pharmaceuticals Inc.[a,b]	205,173	525,243
Ignyta Inc.[a,b]	67,930	427,280
Immune Design Corp.[a,b]	26,611	201,711
Immunomedics Inc.[a,b]	204,191	663,621
Infinity Pharmaceuticals Inc.[a]	120,413	187,844
Inotek Pharmaceuticals Corp.[a,b]	40,321	382,243
Inovio Pharmaceuticals Inc.[a,b]	152,766	1,423,779
Invitae Corp.[a,b]	52,579	460,592
Kadmon Holdings Inc.[a]	18,871	138,513
Karyopharm Therapeutics Inc.[a,b]	54,448	529,779
Kindred Biosciences Inc.[a]	39,885	198,228
Kura Oncology Inc.[a,b]	33,724	210,775
La Jolla Pharmaceutical Co.[a,b]	32,074	763,040
Lion Biotechnologies Inc.[a,b]	122,829	1,010,883
Loxo Oncology Inc.[a,b]	30,672	802,993
MacroGenics Inc.[a]	74,458	2,227,039
MannKind Corp.[a,b]	750,512	465,317
Medgenics Inc.[a]	58,795	327,488
MediciNova Inc.[a,b]	68,432	512,556
MEI Pharma Inc.[a]	65,339	114,997
Minerva Neurosciences Inc.[a]	45,353	640,158
Mirati Therapeutics Inc.[a,b]	29,261	193,415
Mirna Therapeutics Inc.[a,b]	21,787	42,920
NanoViricides Inc.[a,b]	103,252	174,496
Navidea Biopharmaceuticals Inc.[a,b]	376,996	345,140

Security	Shares	Value
NewLink Genetics Corp.[a,b]	50,073	$752,096
Nivalis Therapeutics Inc.[a]	23,630	192,112
Nymox Pharmaceutical Corp.[a]	71,496	233,077
Ohr Pharmaceutical Inc.[a,b]	70,104	198,394
Oncocyte Corp.[a]	5,955	30,013
OncoMed Pharmaceuticals Inc.[a,b]	47,990	548,526
Oncosec Medical Inc.[a]	33,588	57,435
Organovo Holdings Inc.[a,b]	198,329	751,667
Osiris Therapeutics Inc.[b]	47,606	236,126
Otonomy Inc.[a,b]	55,416	1,008,017
OvaScience Inc.[a,b]	72,411	518,463
Pfenex Inc.[a,b]	41,966	375,596
PharmAthene Inc.[a]	160,414	465,201
Pieris Pharmaceuticals Inc.[a]	69,428	127,053
Progenics Pharmaceuticals Inc.[a,b]	160,382	1,015,218
Protagonist Therapeutics Inc.	17,647	372,881
Proteon Therapeutics Inc.[a,b]	21,068	196,564
Proteostasis Therapeutics Inc.[a,b]	14,594	227,520
PTC Therapeutics Inc.[a]	76,973	1,078,392
Raptor Pharmaceutical Corp.[a]	197,108	1,768,059
Recro Pharma Inc.[a,b]	17,615	155,717
REGENXBIO Inc.[a,b]	46,804	655,724
Regulus Therapeutics Inc.[a,b]	89,489	295,314
Rigel Pharmaceuticals Inc.[a]	214,621	787,659
Sangamo BioSciences Inc.[a,b]	160,695	744,018
Selecta Biosciences Inc.[a]	11,859	168,991
Sorrento Therapeutics Inc.[a,b]	58,584	453,440
Spectrum Pharmaceuticals Inc.[a,b]	179,856	839,927
StemCells Inc.[a,b]	30,459	41,424
Stemline Therapeutics Inc.[a,b]	40,026	433,482
Strongbridge Biopharma PLC[a,b]	26,182	137,194
Syndax Pharmaceuticals Inc.[a]	10,913	165,441
Synergy Pharmaceuticals Inc.[a,b]	419,165	2,309,599
Synthetic Biologics Inc.[a,b]	174,527	300,186
Syros Pharmaceuticals Inc.	10,824	150,129
T2 Biosystems Inc.[a,b]	33,703	244,010
Tenax Therapeutics Inc.[a,b]	55,271	127,123
TG Therapeutics Inc.[a,b]	86,046	665,996
Tobira Therapeutics Inc.[a]	20,969	833,308
Tokai Pharmaceuticals Inc.[a,b]	32,449	49,647
Tonix Pharmaceuticals Holding Corp.[a,b]	53,359	37,218
Tracon Pharmaceuticals Inc.[a]	19,010	128,508
Trevena Inc.[a]	103,202	696,613
TrovaGene Inc.[a,b]	64,834	291,105

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Vanda Pharmaceuticals Inc.[a]	83,929	$1,396,579
VBI Vaccines Inc.[a,b]	48,696	163,619
Verastem Inc.[a]	88,778	118,075
Vericel Corp.[a]	62,311	174,471
Versartis Inc.[a,b]	63,003	771,787
Vical Inc.[a]	21,339	64,871
Vitae Pharmaceuticals Inc.[a]	60,629	1,268,359
Vital Therapies Inc.[a,b]	54,590	334,091
Voyager Therapeutics Inc.[a,b]	27,103	325,507
vTv Therapeutics Inc. Class Aa	19,976	143,627
XBiotech Inc.[a,b]	40,428	544,161
Xencor Inc.[a,b]	74,311	1,819,876
Zafgen Inc.[a]	52,725	174,520

		73,458,301
BUILDING PRODUCTS — 1.11%
Alpha Pro Tech Ltd.[a]	41,703	150,131
Armstrong Flooring Inc.[a]	54,150	1,022,352
CSW Industrials Inc.[a,b]	33,369	1,080,822
Insteel Industries Inc.	41,270	1,495,625
Patrick Industries Inc.[a]	33,906	2,099,459
PGT Inc.[a]	112,763	1,203,181
Quanex Building Products Corp.	80,411	1,387,894
Tecogen Inc.[a,b]	25,729	107,547

		8,547,011
CAPITAL MARKETS — 1.36%
Arlington Asset Investment Corp. Class Ab	47,166	697,585
B. Riley Financial Inc.	21,507	287,334
Cowen Group Inc. Class Aa,b	238,682	866,416
Diamond Hill Investment Group Inc.	6,599	1,219,429
FBR & Co.	16,050	212,502
Fifth Street Asset Management Inc.	19,599	107,991
FXCM Inc.[a,b]	13,874	121,675
GAIN Capital Holdings Inc.	85,965	531,264
Hennessy Advisors Inc.	10,430	369,952
INTL. FCStone Inc.[a,b]	34,731	1,349,299
Ladenburg Thalmann Financial Services Inc.[a,b]	236,297	545,846
Manning & Napier Inc.	34,226	242,662
Medley Management Inc.	23,314	196,071
Oppenheimer Holdings Inc. Class A	23,689	338,516
PJT Partners Inc.	41,027	1,118,806

Security	Shares	Value
Pzena Investment Management Inc. Class A	33,691	$259,421
Safeguard Scientifics Inc.[a,b]	47,173	611,362
Silvercrest Asset Management Group Inc.	20,783	246,694
TheStreet Inc.	96,086	105,695
Westwood Holdings Group Inc.	18,393	976,852
Wins Finance Holdings Inc.[a,b]	3,262	96,457

		10,501,829
CHEMICALS — 1.53%
AgroFresh Solutions Inc.[a]	50,946	269,504
American Vanguard Corp.	65,074	1,045,089
Chase Corp.	16,735	1,156,723
Codexis Inc.[a]	81,850	363,414
Core Molding Technologies Inc.[a]	16,697	282,179
Flotek Industries Inc.[a,b]	125,051	1,818,242
FutureFuel Corp.	57,504	648,645
Hawkins Inc.	24,055	1,042,303
Intrepid Potash Inc.[a]	129,649	146,503
KMG Chemicals Inc.	21,422	606,885
Koppers Holdings Inc.[a]	47,687	1,534,568
LSB Industries Inc.[a,b]	47,755	409,738
Northern Technologies International Corp.[a]	8,833	110,854
OMNOVA Solutions Inc.[a]	99,638	840,945
Senomyx Inc.[a,b]	102,602	437,085
TerraVia Holdings Inc.[a,b]	185,511	510,155
Trecora Resources[a,b]	47,926	547,315

		11,770,147
COMMERCIAL SERVICES & SUPPLIES — 1.65%
AMREP Corp.[a]	3,842	30,698
Aqua Metals Inc.[a,b]	24,862	220,277
ARC Document Solutions Inc.[a]	94,628	353,909
Casella Waste Systems Inc. Class Aa,b	93,397	961,989
CECO Environmental Corp.	67,466	761,016
Cenveo Inc.[a]	16,137	113,766
Ecology and Environment Inc. Class A	8,107	80,178
Ennis Inc.	58,966	993,577
Fuel Tech Inc.[a]	42,573	59,602
Heritage-Crystal Clean Inc.[a,b]	29,410	390,565
Hudson Technologies Inc.[a]	62,357	414,674
InnerWorkings Inc.[a]	88,545	834,094
Intersections Inc.[a]	18,762	33,959

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Kimball International Inc. Class B	87,364	$1,130,490
NL Industries Inc.[a]	12,250	48,142
Performant Financial Corp.[a]	86,007	253,721
Perma-Fix Environmental Services[a]	25,340	127,714
SP Plus Corp.[a]	39,825	1,018,325
Team Inc.[a,b]	66,343	2,170,080
TRC Companies Inc.[a]	42,866	371,648
Viad Corp.	47,186	1,739,748
VSE Corp.	17,138	582,521

		12,690,693
COMMUNICATIONS EQUIPMENT — 1.97%
Aerohive Networks Inc.[a,b]	55,203	336,186
Applied Optoelectronics Inc.[a,b]	38,002	844,024
Bel Fuse Inc. Class B	22,395	540,615
Black Box Corp.	35,218	489,530
CalAmp Corp.[a,b]	84,437	1,177,896
Calix Inc.[a,b]	96,308	707,864
Clearfield Inc.[a,b]	26,390	496,132
ClearOne Inc.	16,892	189,021
Communications Systems Inc.	21,044	100,169
Comtech Telecommunications Corp.	52,155	668,106
DASAN Zhone Solutions Inc.[a]	61,108	69,663
Digi International Inc.[a]	59,721	680,819
EMCORE Corp.	60,007	342,040
Extreme Networks Inc.[a]	238,187	1,069,460
Harmonic Inc.[a,b]	179,308	1,063,296
KVH Industries Inc.[a]	34,119	300,588
MRV Communications Inc.[a]	13,526	153,250
Network-1 Technologies Inc.[a,b]	26,727	72,965
Novatel Wireless Inc.[a]	90,459	283,137
Oclaro Inc.[a]	255,490	2,184,439
ParkerVision Inc.[a,b]	26,449	112,673
PC-Tel Inc.	37,002	195,741
RELM Wireless Corp.	20,431	109,102
Resonant Inc.[a,b]	12,635	68,987
ShoreTel Inc.[a]	158,799	1,270,392
Silicom Ltd.	13,004	538,366
Sonus Networks Inc.[a]	109,916	855,146
TESSCO Technologies Inc.	14,978	185,877
Westell Technologies Inc. Class Aa	113,492	58,165
Xtera Communications Inc.[a,b]	15,138	8,175

		15,171,824

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.86%
Ameresco Inc. Class Aa	50,872	$267,587
Argan Inc.	31,402	1,858,684
Goldfield Corp. (The)[a]	53,972	145,724
Great Lakes Dredge & Dock Corp.[a]	136,126	476,441
HC2 Holdings Inc.[a,b]	76,990	419,596
IES Holdings Inc.[a]	18,012	320,433
Layne Christensen Co.[a,b]	41,659	354,518
MYR Group Inc.[a]	36,190	1,089,319
Northwest Pipe Co.[a,b]	23,313	275,327
NV5 Global Inc.[a]	16,913	546,459
Orion Group Holdings Inc.[a]	62,353	427,118
Sterling Construction Co. Inc.[a]	59,063	457,148

		6,638,354
CONSTRUCTION MATERIALS — 0.05%
Summit Materials Inc. Class Aa	2	37
U.S. Lime & Minerals Inc.	5,360	353,760

		353,797
CONSUMER FINANCE — 0.49%
Asta Funding Inc.[a]	8,484	89,082
Consumer Portfolio Services Inc.[a]	51,279	235,371
Emergent Capital Inc.[a]	48,000	140,640
Enova International Inc.[a]	61,352	593,887
Ezcorp Inc. Class Aa,b	116,389	1,287,262
Nicholas Financial Inc.[a]	21,378	216,345
Regional Management Corp.[a]	25,717	556,773
World Acceptance Corp.[a,b]	13,993	686,217

		3,805,577
CONTAINERS & PACKAGING — 0.27%
AEP Industries Inc.	9,307	1,017,907
Myers Industries Inc.	50,852	660,567
UFP Technologies Inc.[a]	15,763	417,720

		2,096,194
DISTRIBUTORS — 0.10%
Educational Development Corp.	10,914	124,201
Fenix Parts Inc.[a]	40,795	161,548
VOXX International Corp.[a]	45,310	135,477
Weyco Group Inc.	13,788	370,484

		791,710
DIVERSIFIED CONSUMER SERVICES — 1.05%
American Public Education Inc.[a,b]	35,680	706,821
Ascent Capital Group Inc. Class Aa	23,479	544,008

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Bridgepoint Education Inc.[a]	41,147	$282,680
Cambium Learning Group Inc.[a,b]	30,633	166,337
Career Education Corp.[a]	154,030	1,045,864
Carriage Services Inc.	35,621	842,437
Chegg Inc.[a,b]	185,248	1,313,408
Collectors Universe Inc.	19,815	367,172
K12 Inc.[a,b]	77,905	1,117,937
Liberty Tax Inc.	16,425	209,911
Lincoln Educational Services Corp.[a]	67,376	148,227
National American University Holdings Inc.[b]	35,362	73,907
Strayer Education Inc.[a,b]	24,929	1,163,686
Universal Technical Institute Inc.	52,952	94,254

		8,076,649
DIVERSIFIED FINANCIAL SERVICES — 0.38%
A-Mark Precious Metals Inc.	12,860	206,403
BBX Capital Corp.[a]	8,434	173,993
Marlin Business Services Corp.	19,777	383,278
NewStar Financial Inc.[a,b]	56,486	548,479
On Deck Capital Inc.[a]	111,058	633,031
PICO Holdings Inc.[a]	51,289	604,697
Tiptree Financial Inc.	67,223	399,305

		2,949,186
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.03%
Alaska Communications Systems Group Inc.[a]	121,454	208,901
Fairpoint Communications Inc.[a]	48,924	735,328
General Communication Inc. Class Aa	66,619	916,011
Hawaiian Telcom Holdco Inc.[a]	13,818	309,385
IDT Corp. Class B	40,001	689,617
Inteliquent Inc.	75,436	1,217,537
Intelsat SAa,b	66,114	179,169
Lumos Networks Corp.[a]	46,263	647,682
magicJack VocalTec Ltd.[a,b]	33,292	202,748
Ooma Inc.[a]	21,537	195,556
ORBCOMM Inc.[a,b]	152,097	1,558,994
pdvWireless Inc.[a,b]	22,464	514,426
Straight Path Communications Inc. Class Ba,b	22,061	564,982

		7,940,336
ELECTRIC UTILITIES — 0.08%
Genie Energy Ltd. Class B	32,093	189,349
Spark Energy Inc. Class A	13,514	393,663

		583,012

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.73%
Allied Motion Technologies Inc.	14,900	$281,759
American Superconductor Corp.[a,b]	27,149	190,314
Broadwind Energy Inc.[a]	37,740	166,056
Capstone Turbine Corp.[a]	69,716	95,511
Energous Corp.[a,b]	34,155	669,780
Energy Focus Inc.[a,b]	23,569	115,252
Enphase Energy Inc.[a,b]	84,853	100,127
FuelCell Energy Inc.[a,b]	65,517	355,102
Ideal Power Inc.[a,b]	19,950	103,141
LSI Industries Inc.	54,811	615,528
Orion Energy Systems Inc.[a]	64,911	86,332
Plug Power Inc.[a,b]	416,287	711,851
Powell Industries Inc.	20,036	802,442
Power Solutions International Inc.[a,b]	11,547	118,357
Preformed Line Products Co.[b]	6,173	260,315
Revolution Lighting Technologies Inc.[a,b]	20,347	128,390
TCP International Holdings Ltd.[a,b]	16,646	21,473
TPI Composites Inc.[a]	13,970	297,002
Ultralife Corp.[a]	22,465	92,106
Vicor Corp.[a]	37,983	440,603

		5,651,441
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.22%
Agilysys Inc.[a]	36,071	401,109
Applied DNA Sciences Inc.[a,b]	52,390	160,837
ClearSign Combustion Corp.[a,b]	31,309	187,854
Control4 Corp.[a]	48,383	594,143
CTS Corp.	73,828	1,373,201
CUI Global Inc.[a,b]	46,305	269,958
Daktronics Inc.	84,527	806,388
DTS Inc./CA	40,977	1,743,162
Electro Scientific Industries Inc.[a]	63,362	357,362
eMagin Corp.[a]	55,846	144,641
ePlus Inc.[a]	14,902	1,406,898
Frequency Electronics Inc.[a]	18,490	194,330
ID Systems Inc.[a]	29,845	146,240
IEC Electronics Corp.[a]	29,606	141,221
Interlink Electronics Inc.[a]	2,482	25,565
IntriCon Corp.[a]	13,874	77,833
Iteris Inc.[a]	60,322	219,572
Kemet Corp.[a]	108,434	387,109
KEY Tronic Corp.[a]	24,329	181,251

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Kimball Electronics Inc.[a,b]	64,712	$896,908
LRAD Corp.	73,190	136,865
Maxwell Technologies Inc.[a,b]	72,582	374,523
Mesa Laboratories Inc.	7,282	832,769
Microvision Inc.[a]	129,649	178,916
MOCON Inc.	13,199	207,224
NAPCO Security Technologies Inc.[a]	35,640	256,608
Neonode Inc.[a]	98,646	112,456
NetList Inc.[a,b]	105,963	131,394
Novanta Inc.[a]	73,436	1,274,115
PAR Technology Corp.[a]	25,184	135,238
Park Electrochemical Corp.	44,510	773,139
PC Connection Inc.	26,166	691,306
PCM Inc.[a]	21,852	470,692
Perceptron Inc.[a,b]	22,360	150,259
RadiSys Corp.[a]	83,951	448,718
Research Frontiers Inc.[a]	52,698	136,488
Richardson Electronics Ltd./U.S.	30,528	206,980
Systemax Inc.	27,427	217,222
Uni-Pixel Inc.[a]	101,071	168,789
Vishay Precision Group Inc.[a]	27,454	440,088

		17,059,371
ENERGY EQUIPMENT & SERVICES — 1.88%
Aspen Aerogels Inc.[a]	39,470	235,241
Basic Energy Services Inc.[a,b]	86,139	71,444
Bristow Group Inc.	75,514	1,058,706
CARBO Ceramics Inc.	45,048	492,825
Dawson Geophysical Co.[a,b]	47,360	361,357
Eco Stim Energy Solutions Inc[a]	17,733	37,771
ENGlobal Corp.[a]	36,718	55,444
Era Group Inc.[a]	45,048	362,636
Exterran Corp.[a]	73,329	1,149,799
Geospace Technologies Corp.[a,b]	30,043	585,238
Gulf Island Fabrication Inc.	34,505	317,446
Gulfmark Offshore Inc. Class Aa	49,856	83,758
Hornbeck Offshore Services Inc.[a,b]	75,287	414,078
Independence Contract Drilling Inc.[a]	69,091	362,728
ION Geophysical Corp.[a,b]	24,016	164,510
Matrix Service Co.[a]	62,852	1,179,104
Mitcham Industries Inc.[a]	32,801	108,243
Natural Gas Services Group Inc.[a]	30,566	751,618
Newpark Resources Inc.[a,b]	191,970	1,412,899

Security	Shares	Value
Nordic American Offshore Ltd.[b]	42,715	$160,181
North Atlantic Drilling Ltd.[a,b]	18,816	57,012
Parker Drilling Co.[a]	278,492	604,328
PHI Inc. NVS[a]	27,783	504,817
Pioneer Energy Services Corp.[a,b]	147,013	593,933
Profire Energy Inc.[a,b]	50,119	62,649
RigNet Inc.[a]	29,129	440,430
Synthesis Energy Systems Inc.[a,b]	173,662	210,131
Tesco Corp.	109,797	895,944
TETRA Technologies Inc.[a]	208,483	1,273,831
Tidewater Inc.[b]	98,870	278,813
Willbros Group Inc.[a,b]	99,687	187,412

		14,474,326
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.20%
AG Mortgage Investment Trust Inc.[b]	64,728	1,019,466
American Farmland Co.[b]	36,872	290,920
Anworth Mortgage Asset Corp.	208,179	1,024,241
Ares Commercial Real Estate Corp.	61,906	780,016
Armada Hoffler Properties Inc.[b]	77,412	1,037,321
Ashford Hospitality Prime Inc.	53,744	757,790
Ashford Hospitality Trust Inc.	175,966	1,036,440
Bluerock Residential Growth REIT Inc.	44,319	576,147
BRT Realty Trust[a]	27,462	220,245
CareTrust REIT Inc.[b]	134,578	1,989,063
CatchMark Timber Trust Inc. Class Ab	89,483	1,046,056
Cedar Realty Trust Inc.[b]	193,959	1,396,505
Cherry Hill Mortgage Investment Corp.[b]	19,983	341,909
City Office REIT Inc.[b]	50,145	638,346
Community Healthcare Trust Inc.	29,051	636,798
CorEnergy Infrastructure Trust Inc.[b]	27,546	807,924
Dynex Capital Inc.	106,034	786,772
Ellington Residential Mortgage REIT	17,606	228,526
Farmland Partners Inc.	33,182	371,638
First Potomac Realty Trust	136,778	1,251,519
Five Oaks Investment Corp.	31,219	177,324
Getty Realty Corp.[b]	60,307	1,443,146
Gladstone Commercial Corp.[b]	51,474	958,961
Gladstone Land Corp.	24,860	263,267

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Global Medical REIT Inc.	35,295	$344,479
Global Self Storage Inc.	16,973	89,278
Great Ajax Corp.	34,604	472,345
Gyrodyne LLC[b]	2,522	47,666
Hannon Armstrong Sustainable Infrastructure Capital Inc.	95,151	2,223,679
Independence Realty Trust Inc.	93,025	837,225
Jernigan Capital Inc.	18,162	348,166
Manhattan Bridge Capital Inc.	10,764	77,178
Monmouth Real Estate Investment Corp.[b]	144,465	2,061,516
New York Mortgage Trust Inc.[b]	249,754	1,503,519
NexPoint Residential Trust Inc.	41,378	813,491
One Liberty Properties Inc.[b]	30,441	735,455
Orchid Island Capital Inc.	56,041	583,947
Owens Realty Mortgage Inc.[b]	28,304	490,225
Preferred Apartment Communities Inc.[b]	52,235	705,695
RAIT Financial Trust[b]	213,672	722,211
Resource Capital Corp.	69,770	893,754
Silver Bay Realty Trust Corp.	77,316	1,355,349
Sotherly Hotels Inc.	30,077	158,205
UMH Properties Inc.[b]	56,174	669,594
United Development Funding IVb	67,929	217,373
Universal Health Realty Income Trust[b]	28,324	1,784,978
Urstadt Biddle Properties Inc. Class A	62,880	1,397,194
Western Asset Mortgage Capital Corp.	94,321	982,825
Wheeler Real Estate Investment Trust Inc.	154,126	269,720
Whitestone REIT[b]	60,301	836,978
ZAIS Financial Corp.	20,627	297,648

		40,000,033
FOOD & STAPLES RETAILING — 0.16%
Chefs’ Warehouse Inc. (The)[a,b]	44,581	496,632
Natural Grocers by Vitamin Cottage Inc.[a,b]	20,958	233,891
Village Super Market Inc. Class A	16,851	539,401

		1,269,924
FOOD PRODUCTS — 0.87%
Alico Inc.	10,869	291,941
Arcadia Biosciences Inc.[a,b]	32,666	62,719
Farmer Bros. Co.[a,b]	20,225	718,999

Security	Shares	Value
Freshpet Inc.[a,b]	51,490	$445,389
Inventure Foods Inc.[a,b]	46,606	438,096
John B Sanfilippo & Son Inc.	19,628	1,007,505
Landec Corp.[a,b]	61,635	826,525
Lifeway Foods Inc.[a,b]	11,203	189,779
Limoneira Co.	27,022	510,716
Omega Protein Corp.[a,b]	51,582	1,205,471
Rocky Mountain Chocolate Factory Inc.	24,606	257,871
S&W Seed Co.[a,b]	55,263	281,841
Seneca Foods Corp. Class Aa	17,660	498,719

		6,735,571
GAS UTILITIES — 0.10%
Delta Natural Gas Co. Inc.	22,009	524,914
Gas Natural Inc.	33,416	256,301

		781,215
HEALTH CARE EQUIPMENT & SUPPLIES — 4.44%
Accuray Inc.[a,b]	183,689	1,170,099
Aethlon Medical Inc.[a]	15,882	79,251
Alliqua BioMedical Inc.[a,b]	66,166	51,609
American Medical Alert Corp. Escrow[a,b]	12,839	—
AngioDynamics Inc.[a]	62,200	1,090,988
Anika Therapeutics Inc.[a,b]	33,552	1,605,463
AtriCure Inc.[a,b]	74,264	1,174,857
Atrion Corp.	2,857	1,218,796
Avinger Inc.[a,b]	39,900	190,323
AxoGen Inc.[a,b]	62,790	566,994
Biolase Inc.[a]	90,839	158,968
Bovie Medical Corp.[a,b]	67,865	353,577
Cardiovascular Systems Inc.[a,b]	74,616	1,771,384
CAS Medical Systems Inc.[a]	91,879	157,113
Cerus Corp.[a,b]	238,202	1,479,234
Chembio Diagnostics Inc.[a,b]	29,580	218,005
ConforMIS Inc.[a,b]	82,650	819,888
Corindus Vascular Robotics Inc.[a,b]	53,007	58,838
CryoLife Inc.	74,383	1,306,909
Cutera Inc.[a]	29,786	355,049
CytoSorbents Corp.[a]	50,207	321,325
Derma Sciences Inc.[a]	48,940	228,550
Electromed Inc.[a,b]	14,121	64,251
EndoChoice Holdings Inc.[a,b]	28,837	230,119
Entellus Medical Inc.[a]	17,284	383,359
Exactech Inc.[a]	26,172	707,429
Fonar Corp.[a]	15,662	321,697

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
GenMark Diagnostics Inc.[a,b]	92,454	$1,090,957
Invacare Corp.	73,031	815,756
InVivo Therapeutics Holdings Corp.[a,b]	74,170	504,356
Invuity Inc.[a,b]	29,899	410,214
iRadimed Corp.[a,b]	11,078	188,215
IRIDEX Corp.[a,b]	23,969	347,311
Lantheus Holdings Inc.[a]	27,148	224,785
LeMaitre Vascular Inc.	34,422	682,933
Merit Medical Systems Inc.[a]	100,347	2,437,429
Milestone Scientific Inc.[a,b]	29,273	63,230
Misonix Inc.[a]	13,691	72,562
Nuvectra Corp.[a]	23,598	163,298
OraSure Technologies Inc.[a]	128,310	1,022,631
Orthofix International NVa	41,055	1,755,922
Oxford Immunotec Global PLC[a,b]	53,528	672,312
Pulse Biosciences Inc.[a,b]	11,710	73,656
Retractable Technologies Inc.[a]	31,147	82,540
Rockwell Medical Inc.[a,b]	110,379	739,539
RTI Surgical Inc.[a]	132,395	414,396
SeaSpine Holdings Corp.[a]	18,094	182,930
Second Sight Medical Products Inc.[a,b]	36,493	128,455
Senseonics Holdings Inc.[a,b]	64,358	250,996
Sientra Inc.[a,b]	30,642	275,472
STAAR Surgical Co.[a,b]	92,215	866,821
SurModics Inc.[a]	32,086	965,468
Tactile Systems Technology Inc.[a]	9,694	181,278
Tandem Diabetes Care Inc.[a]	42,860	328,308
TransEnterix Inc.[a,b]	160,536	271,306
Unilife Corp.[a,b]	31,732	66,637
Utah Medical Products Inc.	7,917	473,437
Vascular Solutions Inc.[a]	39,901	1,924,425
Veracyte Inc.[a]	33,912	258,070
Vermillion Inc.[a]	54,662	71,061
ViewRay Inc.[a,b]	15,363	69,441

		34,160,222
HEALTH CARE PROVIDERS & SERVICES — 2.73%
AAC Holdings Inc.[a,b]	22,866	397,640
Aceto Corp.	67,078	1,273,811
Adcare Health Systems Inc.	43,911	92,213
Addus HomeCare Corp.[a,b]	17,041	445,793
Alliance HealthCare Services Inc.[a]	11,131	76,359
Almost Family Inc.[a]	19,920	732,458
BioScrip Inc.[a,b]	259,791	750,796

Security	Shares	Value
BioTelemetry Inc.[a]	63,844	$1,185,583
Civitas Solutions Inc.[a,b]	34,818	635,777
Cross Country Healthcare Inc.[a,b]	73,828	869,694
Digirad Corp.	50,712	258,631
Five Star Quality Care Inc.[a]	105,973	202,408
Genesis Healthcare Inc.[a,b]	95,030	253,730
Healthways Inc.[a,b]	73,404	1,942,270
InfuSystems Holdings Inc.[a]	54,715	149,372
Joint Corp. (The)[a,b]	20,919	50,206
Landauer Inc.[b]	22,006	978,827
LHC Group Inc.[a,b]	35,456	1,307,617
National Research Corp. Class A	19,281	314,087
Nobilis Health Corp.[a,b]	128,073	429,045
PharMerica Corp.[a]	68,102	1,911,623
Providence Service Corp. (The)[a,b]	30,467	1,481,610
Psychemedics Corp.	11,603	230,203
Quorum Health Corp.[a,b]	68,655	430,467
RadNet Inc.[a,b]	85,602	633,455
Sharps Compliance Corp.[a]	30,356	131,441
Teladoc Inc.[a,b]	48,020	879,246
Triple-S Management Corp. Class Ba	55,035	1,206,918
U.S. Physical Therapy Inc.	28,651	1,796,418

		21,047,698
HEALTH CARE TECHNOLOGY — 0.55%
Castlight Health Inc.[a]	93,372	388,428
Computer Programs & Systems Inc.	25,822	672,921
HealthStream Inc.[a,b]	60,400	1,667,040
Icad Inc.[a]	32,406	168,511
Simulations Plus Inc.	36,717	323,844
Vocera Communications Inc.[a]	61,205	1,034,365

		4,255,109
HOTELS, RESTAURANTS & LEISURE — 2.63%
Ark Restaurants Corp.	4,704	106,828
Biglari Holdings Inc.[a,b]	2,372	1,034,239
Bravo Brio Restaurant Group Inc.[a]	33,195	158,672
Carrols Restaurant Group Inc.[a,b]	84,001	1,109,653
Century Casinos Inc.[a,b]	51,831	358,152
Chuy’s Holdings Inc.[a,b]	38,532	1,076,584
Del Frisco’s Restaurant Group Inc.[a]	54,537	734,613
Del Taco Restaurants Inc.[a,b]	53,539	638,185
Denny’s Corp.[a,b]	177,447	1,896,908

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Diversified Restaurant Holdings Inc.[a,b]	33,761	$39,163
Dover Downs Gaming & Entertainment Inc.[a]	38,710	42,581
Dover Motorsports Inc.	37,480	92,576
El Pollo Loco Holdings Inc.[a,b]	46,935	590,912
Eldorado Resorts Inc.[a]	68,257	959,693
Empire Resorts Inc.[a,b]	8,710	176,290
Famous Dave’s of America Inc.[a]	12,158	66,626
Fogo De Chao Inc.[a,b]	12,684	134,070
Full House Resorts Inc.[a,b]	39,625	70,929
Golden Entertainment Inc.	29,128	363,226
Good Times Restaurants Inc.[a,b]	30,741	105,442
Habit Restaurants Inc. (The)[a]	31,162	436,268
Ignite Restaurant Group Inc.[a,b]	18,025	11,897
Intrawest Resorts Holdings Inc.[a]	36,740	595,923
Isle of Capri Casinos Inc.[a]	57,663	1,284,732
J Alexander’s Holdings Inc.[a]	30,877	312,784
Jamba Inc.[a,b]	29,009	316,778
Kona Grill Inc.[a,b]	19,209	241,457
Lindblad Expeditions Holdings Inc.[a]	38,405	345,645
Luby’s Inc.[a]	48,380	207,550
Marcus Corp. (The)	42,866	1,073,365
MGT Capital Investments Inc.[a,b]	47,065	95,071
Monarch Casino & Resort Inc.[a]	24,469	615,885
Morgans Hotel Group Co.[a]	73,697	148,868
Nathan’s Famous Inc.[a]	9,262	486,672
Nevada Gold & Casinos Inc.[a,b]	40,815	73,059
Noodles & Co.[a]	27,531	131,048
Papa Murphy’s Holdings Inc.[a,b]	27,238	175,685
Peak Resorts Inc.	27,255	138,728
Potbelly Corp.[a]	54,912	682,556
Rave Restaurant Group Inc.[a,b]	17,013	51,379
RCI Hospitality Holdings Inc.	23,287	268,499
Red Lion Hotels Corp.[a]	38,739	323,083
Ruby Tuesday Inc.[a,b]	136,901	342,253
Ruth’s Hospitality Group Inc.	75,336	1,063,744
Town Sports International Holdings Inc.[a]	28,083	86,777
Zoe’s Kitchen Inc.[a,b]	43,502	965,309

		20,230,357
HOUSEHOLD DURABLES — 1.68%
Bassett Furniture Industries Inc.	23,983	557,605
Beazer Homes USA Inc.[a,b]	72,534	845,746

Security	Shares	Value
Century Communities Inc.[a,b]	35,063	$754,205
CSS Industries Inc.	20,035	512,495
Dixie Group Inc. (The)[a]	36,938	184,690
Flexsteel Industries Inc.	15,975	826,227
Green Brick Partners Inc.[a,b]	53,521	442,083
Hooker Furniture Corp.	26,140	640,169
Hovnanian Enterprises Inc. Class Aa,b	280,855	474,645
LGI Homes Inc.[a,b]	36,417	1,341,602
Libbey Inc.	50,587	902,978
Lifetime Brands Inc.	25,173	338,829
M/I Homes Inc.[a,b]	55,839	1,316,125
NACCO Industries Inc. Class A	9,094	618,028
New Home Co. Inc. (The)[a,b]	29,259	312,194
Skullcandy Inc.[a,b]	54,750	347,115
Skyline Corp.[a]	17,884	244,832
Stanley Furniture Co. Inc.	19,834	35,503
Turtle Beach Corp.[a]	54,586	71,508
UCP Inc. Class Aa,b	23,930	210,823
Vuzix Corp.[a,b]	31,903	282,661
WCI Communities Inc.[a,b]	49,965	1,185,170
ZAGG Inc.[a,b]	63,543	514,698

		12,959,931
HOUSEHOLD PRODUCTS — 0.13%
Oil-Dri Corp. of America	11,742	441,969
Orchids Paper Products Co.[b]	20,818	566,874

		1,008,843
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.22%
Atlantic Power Corp.	281,014	694,104
TerraForm Global Inc. Class A	211,500	869,265
Vivint Solar Inc.[a,b]	52,605	166,232

		1,729,601
INSURANCE — 2.08%
1347 Property Insurance Holdings Inc.[a]	9,816	61,743
Atlas Financial Holdings Inc.[a]	29,878	471,176
Baldwin & Lyons Inc. Class B	20,761	532,104
Blue Capital Reinsurance Holdings Ltd.	19,958	365,630
Citizens Inc./TXa,b	109,662	1,026,436
Conifer Holdings Inc.[a]	12,242	101,976
Crawford & Co. Class B	27,411	311,115
Donegal Group Inc. Class A	19,320	311,245
eHealth Inc.[a,b]	41,553	465,809

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
EMC Insurance Group Inc.	19,241	$518,160
Federated National Holding Co.	29,684	554,794
First Acceptance Corp.[a]	47,470	47,945
Hallmark Financial Services Inc.[a,b]	32,451	333,921
HCI Group Inc.	19,906	604,346
Health Insurance Innovations Inc.[a,b]	17,547	92,122
Heritage Insurance Holdings Inc.	61,271	882,915
Independence Holding Co.	16,093	276,478
Investors Title Co.	3,899	387,950
Kingstone Companies Inc.	22,007	203,125
Kinsale Capital Group Inc.	15,530	341,660
National Interstate Corp.	17,262	561,533
Patriot National Inc.[a,b]	25,083	225,998
State National Companies Inc.	70,299	781,725
Stewart Information Services Corp.	50,363	2,238,635
Trupanion Inc.[a,b]	37,670	636,623
United Insurance Holdings Corp.	39,553	671,610
Universal Insurance Holdings Inc.	74,169	1,869,059
WMIH Corp.[a]	469,949	1,099,681

		15,975,514
INTERNET & DIRECT MARKETING RETAIL — 0.91%
1-800-Flowers.com Inc. Class Aa,b	59,996	550,163
Blue Nile Inc.	25,427	875,197
CafePress Inc.[a]	20,937	66,998
Duluth Holdings Inc.[a,b]	22,126	586,560
EVINE Live Inc.[a]	109,825	251,499
FTD Companies Inc.[a,b]	42,675	877,825
Gaia Inc.[a]	27,383	197,158
JRjr33 Inc.[a,b]	55,973	67,168
NutriSystem Inc.	67,146	1,993,565
Overstock.com Inc.[a,b]	30,449	466,479
PetMed Express Inc.	45,674	926,269
U.S. Auto Parts Network Inc.[a]	36,420	119,822

		6,978,703
INTERNET SOFTWARE & SERVICES — 3.77%
Actua Corp.[a,b]	82,788	1,072,105
Amber Road Inc.[a,b]	41,982	405,126
Angie’s List Inc.[a,b]	93,656	928,131
Apigee Corp.[a,b]	35,579	619,075
Appfolio Inc.[a]	22,856	444,321
ARI Network Services Inc.[a]	4,898	21,747
Autobytel Inc.[a]	18,595	330,991
Bazaarvoice Inc.[a]	189,425	1,119,502

Security	Shares	Value
Blucora Inc.[a]	90,340	$1,011,808
Brightcove Inc.[a]	71,201	929,173
Carbonite Inc.[a]	42,926	659,343
Care.com Inc.[a,b]	33,638	335,034
ChannelAdvisor Corp.[a]	54,666	706,831
Demand Media Inc.[a,b]	31,997	182,063
DHI Group Inc.[a]	115,668	912,620
EarthLink Holdings Corp.	241,991	1,500,344
eGain Corp.[a]	38,795	119,877
Everyday Health Inc.[a]	65,326	502,357
Five9 Inc.[a]	77,408	1,213,757
Global Sources Ltd.[a,b]	24,279	205,886
Great Elm Capital Group Inc.[a]	6,514	30,551
GTT Communications Inc.[a,b]	62,162	1,462,672
inContact Inc.[a,b]	136,453	1,907,613
Instructure Inc.[a]	24,263	615,552
Internap Corp.[a]	127,798	210,867
IntraLinks Holdings Inc.[a]	95,347	959,191
Inuvo Inc.[a]	47,440	60,249
iPass Inc.[a]	165,920	267,131
IZEA Inc.[a]	10,096	59,264
Limelight Networks Inc.[a]	163,609	305,949
Liquidity Services Inc.[a]	57,440	645,626
LivePerson Inc.[a]	122,759	1,032,403
Marchex Inc. Class Ba	79,461	220,107
Marin Software Inc.[a]	79,117	199,375
MaxPoint Interactive Inc.[a]	7,510	66,989
MeetMe Inc.[a,b]	95,111	589,688
MINDBODY Inc. Class Aa	33,492	658,453
Monster Worldwide Inc.[a]	193,406	698,196
Numerex Corp. Class Aa	32,420	252,228
QuinStreet Inc.[a]	84,340	254,707
Qumu Corp.[a]	21,456	49,134
RealNetworks Inc.[a]	57,527	256,570
Reis Inc.	22,481	459,961
RetailMeNot Inc.[a]	89,249	882,673
Rightside Group Ltd.[a]	32,854	298,971
Rocket Fuel Inc.[a,b]	75,903	200,384
Spark Networks Inc.[a,b]	44,298	69,991
Synacor Inc.[a,b]	68,097	198,162
TechTarget Inc.[a]	40,374	325,414
Travelzoo Inc.[a]	17,586	225,628
Tremor Video Inc.[a]	101,651	170,774
Xactly Corp.[a]	52,749	776,465
XO Group Inc.[a]	60,175	1,163,183
YuMe Inc.[a,b]	53,916	214,046

		29,008,258

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
IT SERVICES — 1.50%
ALJ Regional Holdings Inc.[a]	46,007	$216,233
Cass Information Systems Inc.	25,791	1,461,060
CIBER Inc.[a,b]	181,168	208,343
Computer Task Group Inc.	39,958	187,803
Datalink Corp.[a,b]	47,420	503,126
Edgewater Technology Inc.[a]	24,551	208,684
Everi Holdings Inc.[a]	148,536	366,884
Forrester Research Inc.	22,885	890,227
Hackett Group Inc. (The)	51,712	854,282
Information Services Group Inc.[a]	73,492	293,233
Innodata Inc.[a]	63,037	155,071
Lionbridge Technologies Inc.[a]	131,889	659,445
Mattersight Corp.[a]	44,690	187,698
ModusLink Global Solutions Inc.[a]	86,778	142,316
MoneyGram International Inc.[a]	68,187	484,128
NCI Inc. Class A	14,563	168,494
Perficient Inc.[a]	83,168	1,675,835
PFSweb Inc.[a]	33,853	302,307
Planet Payment Inc.[a]	106,861	396,454
PRGX Global Inc.[a]	51,869	244,303
ServiceSource International Inc.[a,b]	140,642	686,333
StarTek Inc.[a]	23,613	147,345
Unisys Corp.[a,b]	113,123	1,101,818

		11,541,422
LEISURE PRODUCTS — 0.64%
Arctic Cat Inc.[b]	30,186	467,581
Black Diamond Inc.[a,b]	53,204	273,469
Escalade Inc.	25,629	327,026
JAKKS Pacific Inc.[a]	35,227	304,361
Johnson Outdoors Inc. Class A	12,116	440,659
Malibu Boats Inc. Class Aa,b	41,595	619,765
Marine Products Corp.	24,835	222,770
MCBC Holdings Inc.	25,697	292,946
Nautilus Inc.[a]	70,591	1,603,828
Performance Sports Group Ltd.[a,b]	88,401	358,908

		4,911,313
LIFE SCIENCES TOOLS & SERVICES — 0.78%
Albany Molecular Research Inc.[a,b]	59,890	988,784
ChromaDex Corp.[a,b]	66,244	197,407
Enzo Biochem Inc.[a,b]	91,455	465,506
Fluidigm Corp.[a,b]	66,999	536,662
Harvard Bioscience Inc.[a]	73,581	200,140
NanoString Technologies Inc.[a,b]	34,151	682,337
NeoGenomics Inc.[a,b]	125,696	1,033,221

Security	Shares	Value
Pacific Biosciences of California Inc.[a,b]	183,437	$1,643,596
pSivida Corp.[a]	75,969	228,667

		5,976,320
MACHINERY — 2.61%
Accuride Corp.[a]	90,579	231,882
Alamo Group Inc.	22,003	1,449,778
ARC Group Worldwide Inc.[a,b]	15,344	56,619
Blue Bird Corp.[a,b]	11,972	174,911
Columbus McKinnon Corp./NY	44,742	798,197
Commercial Vehicle Group Inc.[a]	57,945	334,922
Douglas Dynamics Inc.	50,957	1,627,567
Dynamic Materials Corp.	33,038	352,185
Eastern Co. (The)	15,714	314,751
Energy Recovery Inc.[a,b]	79,328	1,267,661
ExOne Co. (The)[a,b]	25,162	382,966
Federal Signal Corp.	137,578	1,824,284
FreightCar America Inc.	29,215	420,112
Gencor Industries Inc.[a,b]	21,575	258,469
Global Brass & Copper Holdings Inc.	51,654	1,492,284
Graham Corp.	22,488	429,521
Hardinge Inc.	26,903	299,430
Hurco Companies Inc.	14,918	418,748
Jason Industries Inc.[a]	41,758	92,703
Kadant Inc.	25,275	1,317,080
Key Technology Inc.[a]	10,557	114,121
LB Foster Co. Class A	22,205	266,682
LS Starrett Co. (The) Class A	12,378	121,552
Lydall Inc.[a,b]	38,895	1,988,701
Manitex International Inc.[a,b]	35,264	194,305
MFRI Inc.[a]	15,554	118,521
Miller Industries Inc./TN	25,376	578,319
NN Inc.	60,398	1,102,264
Supreme Industries Inc. Class A	30,196	582,783
Titan International Inc.	102,006	1,032,301
Twin Disc Inc.	20,400	244,392
Xerium Technologies Inc.[a]	27,843	221,352

		20,109,363
MARINE — 0.10%
Navios Maritime Holdings Inc.	200,117	242,142
Safe Bulkers Inc.[b]	83,483	117,711
Scorpio Bulkers Inc.[a,b]	128,879	445,921

		805,774

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
MEDIA — 1.30%
A H Belo Corp. Class A	44,973	$330,551
Ballantyne Strong Inc.[a]	26,301	184,107
Beasley Broadcast Group Inc. Class A	5,475	29,729
Carmike Cinemas Inc.[a]	56,385	1,843,226
Central European Media Enterprises Ltd. Class Aa,b	176,229	407,089
Daily Journal Corp.[a,b]	1,160	254,040
Entercom Communications Corp. Class A	59,817	774,032
Entravision Communications Corp. Class A	148,744	1,134,917
Harte-Hanks Inc.	115,471	187,063
Hemisphere Media Group Inc.[a,b]	16,382	208,870
Lee Enterprises Inc.[a,b]	121,344	455,040
McClatchy Co. (The) Class Aa	14,029	226,288
New Media Investment Group Inc.	91,282	1,414,871
Radio One Inc. Class Da,b	60,529	183,403
Reading International Inc. Class Aa	38,754	517,366
Saga Communications Inc. Class A	8,676	393,370
Salem Media Group Inc. Class A	27,064	159,136
Townsquare Media Inc. Class Aa,b	20,874	194,963
tronc Inc.	61,926	1,045,311
You On Demand Holdings Inc.[a,b]	35,251	53,934

		9,997,306
METALS & MINING — 0.99%
A. M. Castle & Co.[a,b]	29,101	23,281
Ampco-Pittsburgh Corp.	21,865	242,483
Friedman Industries Inc.	28,622	152,269
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.	117,616	872,711
Handy & Harman Ltd.[a,b]	5,329	112,122
Haynes International Inc.	29,465	1,093,446
Olympic Steel Inc.	21,122	466,796
Pershing Gold Corp.[a,b]	29,915	135,515
Real Industry Inc.[a]	60,409	369,703
Ryerson Holding Corp.[a,b]	28,346	320,026
Schnitzer Steel Industries Inc. Class A	60,326	1,260,813
SunCoke Energy Inc.	149,229	1,196,817
Synalloy Corp.	22,217	208,173
TimkenSteel Corp.	91,290	953,981
Universal Stainless & Alloy Products Inc.[a]	18,166	190,561

		7,599,141

Security	Shares	Value
MULTI-UTILITIES — 0.17%
Unitil Corp.	32,731	$1,278,473

		1,278,473
MULTILINE RETAIL — 0.19%
Bon-Ton Stores Inc. (The)[b]	30,615	52,352
Fred’s Inc. Class A	81,401	737,493
Gordmans Stores Inc.[a,b]	19,075	16,595
Tuesday Morning Corp.[a]	103,446	618,607

		1,425,047
OIL, GAS & CONSUMABLE FUELS — 2.06%
Abraxas Petroleum Corp.[a,b]	297,707	503,125
Adams Resources & Energy Inc.	5,117	201,200
Aemetis Inc.[a,b]	24,879	28,362
Approach Resources Inc.[a,b]	88,665	299,688
Ardmore Shipping Corp.	65,109	458,367
Bill Barrett Corp.[a,b]	112,960	628,058
Bonanza Creek Energy Inc.[a,b]	115,559	117,870
Clayton Williams Energy Inc.[a,b]	13,443	1,148,570
Clean Energy Fuels Corp.[a]	202,869	906,824
Cloud Peak Energy Inc.[a,b]	137,384	747,369
Contango Oil & Gas Co.[a]	51,714	528,517
DHT Holdings Inc.[b]	211,513	886,239
Earthstone Energy Inc.[a]	3,831	32,947
Energy Fuels Inc./Canada[a,b]	122,942	195,478
Evolution Petroleum Corp.	56,980	357,834
EXCO Resources Inc.[a,b]	317,410	339,629
Gastar Exploration Inc.[a,b]	309,081	261,112
Hallador Energy Co.	32,261	254,217
Isramco Inc.[a]	2,317	193,238
Jones Energy Inc. Class Aa,b	132,499	471,696
Navios Maritime Acquisition Corp.	190,760	257,526
Northern Oil and Gas Inc.[a]	107,530	288,180
Pacific Ethanol Inc.[a,b]	68,569	473,812
Panhandle Oil and Gas Inc. Class A	36,651	642,492
PetroQuest Energy Inc.[a]	42,081	145,600
Renewable Energy Group Inc.[a,b]	96,160	814,475
REX American Resources Corp.[a,b]	13,036	1,104,931
Ring Energy Inc.[a,b]	82,403	902,313
Sanchez Energy Corp.[a,b]	123,279	1,089,786
Teekay Tankers Ltd. Class A	268,592	679,538
VAALCO Energy Inc.[a]	142,958	132,837
Vertex Energy Inc.[a,b]	47,182	54,259
W&T Offshore Inc.[a]	85,952	151,276

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Westmoreland Coal Co.[a]	42,439	$376,010
Zion Oil & Gas Inc.[a,b]	106,340	148,876

		15,822,251
PAPER & FOREST PRODUCTS — 0.02%
Rentech Inc.[a,b]	54,287	158,518

		158,518
PERSONAL PRODUCTS — 0.46%
DS Healthcare Group Inc.[a,b]	30,533	20,152
Female Health Co. (The)[a,b]	75,086	91,605
Lifevantage Corp.[a,b]	36,046	340,995
Mannatech Inc.	5,662	101,519
Medifast Inc.	24,082	910,059
Natural Alternatives International Inc.[a]	13,664	179,545
Natural Health Trends Corp.[b]	17,384	491,272
Nature’s Sunshine Products Inc.	21,468	343,488
Nutraceutical International Corp.[a]	21,404	668,661
Synutra International Inc.[a,b]	51,499	219,386
United-Guardian Inc.	13,624	198,365

		3,565,047
PHARMACEUTICALS — 3.11%
AcelRx Pharmaceuticals Inc.[a,b]	81,563	317,280
Achaogen Inc.[a]	46,387	222,194
Aclaris Therapeutics Inc.[a]	22,171	567,799
Adamis Pharmaceuticals Corp.[a,b]	46,938	160,997
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a]	56,071	2,116,120
Agile Therapeutics Inc.[a,b]	31,723	221,427
Alimera Sciences Inc.[a,b]	106,003	157,944
Amphastar Pharmaceuticals Inc.[a,b]	82,143	1,558,253
Ampio Pharmaceuticals Inc.[a,b]	106,414	78,768
ANI Pharmaceuticals Inc.[a]	18,291	1,213,608
Aratana Therapeutics Inc.[a,b]	76,886	719,653
Assembly Biosciences Inc.[a]	35,804	258,147
Axsome Therapeutics Inc.[a,b]	25,670	202,280
Bio-Path Holdings Inc.[a,b]	201,338	281,873
BioDelivery Sciences International Inc.[a,b]	113,033	305,189
Clearside Biomedical Inc.[a]	19,172	332,634
Collegium Pharmaceutical Inc.[a,b]	33,239	640,183
Corcept Therapeutics Inc.[a,b]	172,223	1,119,449
Corium International Inc.[a,b]	32,236	181,166
Cumberland Pharmaceuticals Inc.[a]	29,552	148,056
Cymabay Therapeutics Inc.[a]	61,924	120,133
Dipexium Pharmaceuticals Inc.[a,b]	14,079	204,146

Security	Shares	Value
DURECT Corp.[a,b]	307,160	$426,952
Egalet Corp.[a]	51,128	389,084
Endocyte Inc.[a,b]	89,875	277,714
Evoke Pharma Inc.[a,b]	11,008	24,878
EyeGate Pharmaceuticals Inc.[a,b]	9,619	16,641
Flex Pharma Inc.[a]	24,577	289,517
Heska Corp.[a]	14,808	805,999
Imprimis Pharmaceuticals Inc.[a,b]	31,653	120,598
Intersect ENT Inc.[a]	58,864	932,406
Juniper Pharmaceuticals Inc.[a]	26,034	144,489
KemPharm Inc.[a,b]	27,173	122,007
Lipocine Inc.[a,b]	40,511	180,679
Marinus Pharmaceuticals Inc.[a,b]	32,562	59,263
MyoKardia Inc.[a,b]	25,976	424,448
Neos Therapeutics Inc.[a,b]	31,747	208,895
Ocera Therapeutics Inc.[a]	43,395	114,997
Ocular Therapeutix Inc.[a,b]	41,279	283,587
Omeros Corp.[a,b]	95,822	1,069,374
Pain Therapeutics Inc.[a]	88,195	88,186
Paratek Pharmaceuticals Inc.[a,b]	43,641	567,769
Pulmatrix Inc.[a,b]	16,302	26,735
Reata Pharmaceuticals Inc.[a,b]	13,161	346,924
Repros Therapeutics Inc.[a,b]	52,289	109,284
Revance Therapeutics Inc.[a,b]	47,126	763,912
SciClone Pharmaceuticals Inc.[a,b]	118,304	1,212,616
SCYNEXIS Inc.[a,b]	44,997	174,138
Sucampo Pharmaceuticals Inc. Class Aa	53,959	664,235
Teligent Inc.[a,b]	95,384	724,918
Tetraphase Pharmaceuticals Inc.[a,b]	84,129	322,214
Titan Pharmaceuticals Inc.[a,b]	43,538	256,003
VIVUS Inc.[a,b]	242,360	276,290
WaVe Life Sciences Ltd.[a]	17,117	555,789
Zogenix Inc.[a,b]	57,175	653,510
Zynerba Pharmaceuticals Inc.[a,b]	16,070	209,714

		23,971,065
PROFESSIONAL SERVICES — 1.39%
Acacia Research Corp.	108,314	706,207
Barrett Business Services Inc.	16,262	806,758
BG Staffing Inc.	18,263	282,711
CBIZ Inc.[a,b]	116,379	1,302,281
CDI Corp.	34,862	197,668
Cogint Inc.[a,b]	36,799	187,307
CRA International Inc.[a]	21,518	572,164
DLH Holdings Corp.[a]	7,336	32,132

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Franklin Covey Co.[a]	23,513	$418,767
GP Strategies Corp.[a,b]	29,342	722,400
Heidrick & Struggles International Inc.	42,204	782,884
Hill International Inc.[a]	80,453	370,888
Hudson Global Inc.	63,430	97,682
Kelly Services Inc. Class A	69,261	1,331,196
Marathon Patent Group Inc.[a,b]	29,739	83,567
Mistras Group Inc.[a]	39,527	927,699
RCM Technologies Inc.	20,263	133,938
Resources Connection Inc.	84,178	1,257,619
Volt Information Sciences Inc.[a,b]	27,464	174,396
Willdan Group Inc.[a]	16,583	291,032

		10,679,296
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.61%
Altisource Asset Management Corp.[a]	1,733	32,061
Altisource Portfolio Solutions SAa	26,741	866,408
American Realty Investors Inc.[a]	6,245	48,211
AV Homes Inc.[a,b]	29,841	496,554
Consolidated-Tomoka Land Co.	9,751	499,154
Forestar Group Inc.[a,b]	78,774	922,444
FRP Holdings Inc.[a]	14,592	453,373
Griffin Industrial Realty Inc.	4,161	131,862
Tejon Ranch Co.[a,b]	32,073	780,015
Trinity Place Holdings Inc.[a,b]	44,825	438,389

		4,668,471
ROAD & RAIL — 0.57%
ArcBest Corp.	56,966	1,083,493
Celadon Group Inc.	62,797	548,846
Covenant Transportation Group Inc. Class Aa,b	27,335	528,386
PAM Transportation Services Inc.[a]	5,419	108,488
Patriot Transportation Holding Inc.[a]	8,207	174,399
Roadrunner Transportation Systems Inc.[a]	70,810	565,064
Universal Logistics Holdings Inc.	16,622	223,067
USA Truck Inc.[a,b]	21,242	217,518
YRC Worldwide Inc.[a,b]	75,007	924,086

		4,373,347
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.91%
Adesto Technologies Corp.[a,b]	19,535	42,977
Alpha & Omega Semiconductor Ltd.[a]	41,843	908,830

Security	Shares	Value
Amtech Systems Inc.[a]	27,678	$137,283
Applied Micro Circuits Corp.[a]	179,093	1,244,696
Axcelis Technologies Inc.[a]	67,166	891,964
AXT Inc.[a]	76,651	397,819
CEVA Inc.[a]	46,353	1,625,600
Cohu Inc.	60,794	713,722
CVD Equipment Corp.[a]	12,374	103,694
Cyberoptics Corp.[a]	18,127	445,562
DSP Group Inc.[a]	50,849	610,697
Exar Corp.[a,b]	94,101	876,080
FormFactor Inc.[a]	160,075	1,736,814
GigPeak Inc.[a]	141,849	333,345
GSI Technology Inc.[a,b]	31,217	147,656
Impinj Inc.[a]	12,988	486,011
Intermolecular Inc.[a]	59,822	59,343
inTEST Corp.[a]	27,071	108,284
IXYS Corp.	57,887	697,538
Kopin Corp.[a]	151,040	329,267
Nanometrics Inc.[a]	55,964	1,250,236
NeoPhotonics Corp.[a]	70,627	1,154,045
NVE Corp.	10,350	610,029
PDF Solutions Inc.[a,b]	62,287	1,131,755
Photronics Inc.[a]	149,613	1,542,510
Pixelworks Inc.[a]	66,523	185,599
QuickLogic Corp.[a]	171,357	130,231
Rudolph Technologies Inc.[a,b]	70,717	1,254,520
Sigma Designs Inc.[a]	82,615	643,571
Sunworks Inc.[a,b]	53,791	138,243
Ultra Clean Holdings Inc.[a]	73,967	548,095
Ultratech Inc.[a,b]	50,994	1,176,942
Xcerra Corp.[a]	121,934	738,920

		22,401,878
SOFTWARE — 2.29%
A10 Networks Inc.[a]	101,664	1,086,788
American Software Inc./GA Class A	63,025	699,578
Aware Inc.[a]	42,170	223,501
Bsquare Corp.[a]	27,766	136,609
Covisint Corp.[a]	98,756	215,288
Datawatch Corp.[a]	22,786	168,844
Digimarc Corp.[a]	22,421	859,845
Digital Turbine Inc.[a,b]	149,510	156,986
EnerNOC Inc.[a,b]	61,648	333,516
Epiq Systems Inc.	53,730	886,008
Evolving Systems Inc.	24,592	106,975

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Exa Corp.[a,b]	35,296	$566,501
FalconStor Software Inc.[a]	88,081	91,604
Finjan Holdings Inc.[a,b]	19,643	33,393
GlobalSCAPE Inc.	37,569	134,121
Glu Mobile Inc.[a,b]	244,871	548,511
GSE Systems Inc.[a]	35,560	102,413
Guidance Software Inc.[a,b]	54,669	325,827
Jive Software Inc.[a,b]	133,111	567,053
Mind CTI Ltd.[b]	44,097	95,250
Mitek Systems Inc.[a,b]	67,867	562,617
MobileIron Inc.[a]	107,119	294,577
Model N Inc.[a,b]	51,189	568,710
NetSol Technologies Inc.[a]	20,950	131,147
Park City Group Inc.[a,b]	33,345	393,471
PROS Holdings Inc.[a,b]	59,537	1,346,132
QAD Inc. Class A	22,667	507,287
Rosetta Stone Inc.[a,b]	45,619	386,849
Rubicon Project Inc. (The)[a,b]	85,895	711,211
Sapiens International Corp. NV	55,961	714,622
Seachange International Inc.[a]	86,160	257,618
SITO Mobile Ltd.[a]	35,904	157,978
Tangoe Inc.[a]	63,568	524,436
Telenav Inc.[a]	75,126	430,472
Top Image Systems Ltd.[a]	32,108	71,280
TubeMogul Inc.[a,b]	50,752	475,546
Upland Software Inc.[a]	14,810	130,476
Varonis Systems Inc.[a]	24,494	737,269
VirnetX Holding Corp.[a,b]	111,484	341,141
Voltari Corp.[a,b]	11,057	29,191
Workiva Inc.[a,b]	52,488	951,607
Zedge Inc. Class Ba	11,010	37,654
Zix Corp.[a]	121,590	498,519

		17,598,421
SPECIALTY RETAIL — 2.02%
America’s Car-Mart Inc./TXa,b	18,717	681,112
Barnes & Noble Education Inc.[a,b]	92,741	887,531
Big 5 Sporting Goods Corp.	40,905	557,126
Boot Barn Holdings Inc.[a,b]	30,719	349,582
Build-A-Bear Workshop Inc.[a,b]	31,239	323,636
Christopher & Banks Corp.[a]	74,653	108,247
Citi Trends Inc.	33,676	671,163
Conn’s Inc.[a,b]	46,980	484,833
Container Store Group Inc. (The)[a]	36,860	185,037
Destination Maternity Corp.	27,910	197,603
Destination XL Group Inc.[a,b]	83,577	361,888

Security	Shares	Value
Francesca’s Holdings Corp.[a]	89,048	$1,374,011
Haverty Furniture Companies Inc.	43,770	877,151
hhgregg Inc.[a,b]	37,277	68,590
Kirkland’s Inc.[a]	34,827	424,193
Lumber Liquidators Holdings Inc.[a,b]	59,026	1,161,041
MarineMax Inc.[a,b]	58,565	1,226,937
New York & Co. Inc.[a]	64,263	145,234
Perfumania Holdings Inc.[a]	15,598	34,004
Pier 1 Imports Inc.	179,222	759,901
Sears Hometown and Outlet Stores Inc.[a]	25,005	123,275
Shoe Carnival Inc.	32,954	878,554
Sportsman’s Warehouse Holdings Inc.[a,b]	59,544	626,403
Stage Stores Inc.	57,494	322,541
Stein Mart Inc.	71,789	455,860
Tandy Leather Factory Inc.[a]	14,127	108,213
Tilly’s Inc. Class Aa	32,044	300,893
Trans World Entertainment Corp.[a]	17,132	59,105
West Marine Inc.[a]	42,470	351,227
Winmark Corp.	6,240	658,445
Zumiez Inc.[a]	41,741	751,338

		15,514,674
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.48%
AstroNova Inc.	15,186	225,208
Avid Technology Inc.[a,b]	74,093	588,298
Concurrent Computer Corp.	21,364	117,502
CPI Card Group Inc.[b]	48,412	292,408
Hutchinson Technology Inc.[a]	79,120	314,898
Imation Corp.[a,b]	86,439	54,681
Immersion Corp.[a,b]	66,691	544,199
Intevac Inc.[a]	44,836	264,532
Silicon Graphics International Corp.[a]	83,509	643,019
TransAct Technologies Inc.	19,761	145,639
USA Technologies Inc.[a]	86,819	486,621
Xplore Technologies Corp.[a]	22,017	52,841

		3,729,846
TEXTILES, APPAREL & LUXURY GOODS — 0.93%
Cherokee Inc.[a]	21,123	217,567
Crown Crafts Inc.	26,283	265,721
Culp Inc.	24,809	738,564
Delta Apparel Inc.[a,b]	16,380	269,615
Iconix Brand Group Inc.[a,b]	95,528	775,687

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
Lakeland Industries Inc.[a,b]	17,080	$169,946
Mossimo Inc. Escrow[a,b]	21,276	—
Movado Group Inc.	35,449	761,444
Perry Ellis International Inc.[a]	28,952	558,194
Rocky Brands Inc.	16,387	173,211
Sequential Brands Group Inc.[a,b]	90,468	723,744
Superior Uniform Group Inc.	23,001	455,190
Unifi Inc.[a]	36,095	1,062,276
Vera Bradley Inc.[a,b]	46,712	707,687
Vince Holding Corp.[a,b]	49,679	280,190

		7,159,036
THRIFTS & MORTGAGE FINANCE — 3.51%
ASB Bancorp. Inc.[a]	13,095	342,827
Atlantic Coast Financial Corp.[a]	39,530	248,644
Bank Mutual Corp.	106,449	817,528
BankFinancial Corp.	48,758	619,227
Bear State Financial Inc.	41,383	380,310
BSB Bancorp. Inc./MAa,b	27,204	637,390
Charter Financial Corp./MD	40,758	524,963
Chicopee Bancorp. Inc.	18,069	334,276
Clifton Bancorp. Inc.	63,492	970,793
Dime Community Bancshares Inc.	73,700	1,235,212
Entegra Financial Corp.[a]	16,794	308,338
ESSA Bancorp. Inc.	31,372	433,875
Federal Agricultural Mortgage Corp. Class C	20,630	814,885
First Defiance Financial Corp.	24,124	1,076,895
Hingham Institution for Savings	3,925	543,612
Home Bancorp. Inc.	20,094	562,632
HomeStreet Inc.[a]	55,605	1,393,461
HopFed Bancorp. Inc.	21,829	244,703
IMPAC Mortgage Holdings Inc.[a,b]	19,432	256,308
Lake Sunapee Bank Group	24,491	442,552
Meridian Bancorp. Inc.	120,311	1,873,242
Meta Financial Group Inc.	21,129	1,280,629
NMI Holdings Inc. Class Aa	113,810	867,232
Ocean Shore Holding Co.	18,923	428,606
OceanFirst Financial Corp.	52,883	1,018,527
Ocwen Financial Corp.[a,b]	224,610	824,319
Provident Bancorp. Inc.[a]	1,972	30,763
Provident Financial Holdings Inc.	26,445	517,264
Prudential Bancorp. Inc.[b]	6,974	100,984
Randolph Bancorp Inc.	13,381	182,383
Riverview Bancorp. Inc.	66,954	360,212

Security	Shares	Value
Security National Financial Corp. Class Aa	22,890	$133,678
SI Financial Group Inc.	36,871	486,697
Stonegate Mortgage Corp.[a,b]	32,419	148,479
Territorial Bancorp. Inc.	24,116	691,165
United Community Financial Corp./OH	132,378	941,208
United Financial Bancorp. Inc.	117,703	1,629,009
Walker & Dunlop Inc.[a]	64,573	1,631,114
Walter Investment Management Corp.[a,b]	42,803	173,780
Waterstone Financial Inc.	65,497	1,112,794
Westfield Financial Inc.	50,664	387,580

		27,008,096
TOBACCO — 0.07%
Alliance One International Inc.[a]	20,477	391,520
Turning Point Brands Inc.[a]	13,786	165,708

		557,228
TRADING COMPANIES & DISTRIBUTORS — 0.40%
CAI International Inc.[a,b]	35,813	296,174
DXP Enterprises Inc.[a,b]	28,692	808,827
General Finance Corp.[a,b]	24,311	109,400
Houston Wire & Cable Co.	36,938	228,646
Huttig Building Products Inc.[a]	57,325	331,338
Lawson Products Inc./DEa	14,961	265,259
Neff Corp.[a]	23,434	222,623
Titan Machinery Inc.[a]	40,840	424,736
Transcat Inc.[a]	14,469	151,924
Willis Lease Finance Corp.[a]	9,802	232,994

		3,071,921
WATER UTILITIES — 0.89%
Artesian Resources Corp. Class A	21,099	602,165
Cadiz Inc.[a,b]	40,402	299,379
Connecticut Water Service Inc.	26,396	1,312,673
Consolidated Water Co. Ltd.	33,493	389,189
Global Water Resources Inc.[b]	19,047	152,567
Middlesex Water Co.	37,026	1,304,796
Pure Cycle Corp.[a,b]	42,506	243,984
SJW Corp.	37,231	1,626,250
York Water Co. (The)	32,107	952,294

		6,883,297
WIRELESS TELECOMMUNICATION SERVICES — 0.35%
Boingo Wireless Inc.[a,b]	85,834	882,374
Leap Wireless International Inc.[c]	158,735	503,984

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2016

Security	Shares	Value
NII Holdings Inc.[a,b]	123,910	$412,620
Spok Holdings Inc.	49,942	889,966

		2,688,944

TOTAL COMMON STOCKS (Cost: $797,849,957)		768,504,919

SHORT-TERM INVESTMENTS — 19.24%

MONEY MARKET FUNDS — 19.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[d,e,f]	147,504,261	147,504,261
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[d,e]	630,549	630,549

		148,134,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,134,810)		148,134,810

TOTAL INVESTMENTS IN SECURITIES — 119.07% (Cost: $945,984,767)		916,639,729
Other Assets, Less Liabilities — (19.07)%		(146,805,536)

NET ASSETS — 100.00%		$769,834,193

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Illiquid and non-transferable security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	19	Dec. 2016	ICE Markets Equity	$2,338,297	$2,371,770	$33,473

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 1.94%
AAR Corp.	8,108	$253,943
Aerojet Rocketdyne Holdings Inc.[a]	15,499	272,472
Aerovironment Inc.[a,b]	4,563	111,383
Astronics Corp.[a]	4,651	209,527
B/E Aerospace Inc.	28,360	1,465,078
Boeing Co. (The)	162,770	21,443,320
BWX Technologies Inc.	25,348	972,603
Cubic Corp.	6,760	316,436
Curtiss-Wright Corp.	12,253	1,116,371
DigitalGlobe Inc.[a,b]	16,103	442,832
Ducommun Inc.[a]	2,756	62,947
Engility Holdings Inc.[a]	4,148	130,662
Esterline Technologies Corp.[a]	7,740	588,550
General Dynamics Corp.	66,484	10,315,657
HEICO Corp.	5,040	348,768
HEICO Corp. Class A	10,299	623,192
Hexcel Corp.	25,849	1,145,111
Huntington Ingalls Industries Inc.	12,656	1,941,683
KEYW Holding Corp. (The)[a,b]	8,603	94,977
KLX Inc.[a,b]	13,568	477,594
Kratos Defense & Security Solutions Inc.[a,b]	10,477	72,186
L-3 Communications Holdings Inc.	21,077	3,176,936
Lockheed Martin Corp.	69,386	16,633,212
Mercury Systems Inc.[a]	11,136	273,611
Moog Inc. Class Aa	8,621	513,294
National Presto Industries Inc.	1,217	106,840
Northrop Grumman Corp.	45,343	9,701,135
Orbital ATK Inc.	16,064	1,224,559
Raytheon Co.	80,914	11,014,823
Rockwell Collins Inc.	35,387	2,984,540
Sparton Corp.[a]	2,665	69,983
Spirit AeroSystems Holdings Inc. Class Aa	36,827	1,640,275
TASER International Inc.[a,b]	14,325	409,838
Teledyne Technologies Inc.[a]	9,581	1,034,077
Textron Inc.	73,329	2,914,828
TransDigm Group Inc.[a]	13,627	3,939,838
Triumph Group Inc.	13,364	372,588
United Technologies Corp.	211,826	21,521,522

Security	Shares	Value
Vectrus Inc.[a]	2,686	$40,908
Wesco Aircraft Holdings Inc.[a,b]	17,832	239,484

		120,217,583
AIR FREIGHT & LOGISTICS — 0.65%
Air Transport Services Group Inc.[a]	13,669	196,150
Atlas Air Worldwide Holdings Inc.[a,b]	6,873	294,302
CH Robinson Worldwide Inc.	39,198	2,761,891
Echo Global Logistics Inc.[a]	6,945	160,152
Expeditors International of Washington Inc.	49,385	2,544,315
FedEx Corp.	68,014	11,880,686
Forward Air Corp.	7,717	333,837
Hub Group Inc. Class Aa	9,663	393,864
Park-Ohio Holdings Corp.	2,256	82,231
Radiant Logistics Inc.[a]	8,869	25,188
United Parcel Service Inc. Class B	188,657	20,631,529
XPO Logistics Inc.[a,b]	26,201	960,791

		40,264,936
AIRLINES — 0.52%
Alaska Air Group Inc.	32,542	2,143,216
Allegiant Travel Co.	3,771	498,036
American Airlines Group Inc.	144,067	5,274,293
Copa Holdings SA Class A	8,595	755,758
Delta Air Lines Inc.	209,953	8,263,750
Hawaiian Holdings Inc.[a]	14,969	727,493
JetBlue Airways Corp.[a]	88,921	1,532,998
SkyWest Inc.	13,237	349,589
Southwest Airlines Co.	174,069	6,769,544
Spirit Airlines Inc.[a]	18,957	806,241
United Continental Holdings Inc.[a]	91,338	4,792,505
Virgin America Inc.[a]	5,109	273,383

		32,186,806
AUTO COMPONENTS — 0.51%
American Axle & Manufacturing Holdings Inc.[a]	20,321	349,928
BorgWarner Inc.	59,021	2,076,359
Cooper Tire & Rubber Co.	16,020	609,080
Cooper-Standard Holding Inc.[a]	4,328	427,606
Dana Inc.	42,136	656,900
Delphi Automotive PLC	74,175	5,290,161
Dorman Products Inc.[a]	7,798	498,292

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Drew Industries Inc.	6,226	$610,272
Federal-Mogul Holdings Corp.[a]	7,515	72,219
Fox Factory Holding Corp.[a]	6,550	150,453
Gentex Corp.	79,271	1,391,999
Gentherm Inc.[a,b]	9,166	287,996
Goodyear Tire & Rubber Co. (The)	72,824	2,352,215
Horizon Global Corp.[a]	4,631	92,296
Johnson Controls International PLC	250,441	11,653,010
Lear Corp.	20,154	2,443,068
Metaldyne Performance Group Inc.	2,989	47,376
Modine Manufacturing Co.[a]	12,369	146,696
Motorcar Parts of America Inc.[a,b]	5,659	162,866
Spartan Motors Inc.	8,974	85,971
Standard Motor Products Inc.	6,607	315,550
Stoneridge Inc.[a]	7,164	131,818
Strattec Security Corp.	899	31,735
Superior Industries International Inc.	5,918	172,569
Tenneco Inc.[a,b]	15,762	918,452
Tower International Inc.	5,286	127,393
Unique Fabricating Inc.	1,778	21,763
Visteon Corp.	9,319	667,799
Workhorse Group Inc.[a,b]	3,088	22,357

		31,814,199
AUTOMOBILES — 0.57%
Ford Motor Co.	1,063,316	12,834,224
General Motors Co.	381,998	12,136,077
Harley-Davidson Inc.	49,831	2,620,612
Tesla Motors Inc.[a,b]	31,849	6,498,152
Thor Industries Inc.	13,257	1,122,868
Winnebago Industries Inc.	7,713	181,795

		35,393,728
BANKS — 5.55%
1st Source Corp.	4,235	151,168
Access National Corp.	1,900	45,410
ACNB Corp.	1,605	42,661
Allegiance Bancshares Inc.[a]	3,664	98,928
American National Bankshares Inc.	2,025	56,599
Ameris Bancorp.	8,932	312,173
Ames National Corp.	2,086	57,699

Security	Shares	Value
Arrow Financial Corp.	2,917	$95,765
Associated Banc-Corp.	39,357	771,004
Atlantic Capital Bancshares Inc.[a]	4,672	69,987
Banc of California Inc.	13,036	227,609
BancFirst Corp.	1,700	123,267
Banco Latinoamericano de Comercio Exterior SA Class E	7,338	206,785
Bancorp. Inc. (The)[a]	7,480	48,022
BancorpSouth Inc.	23,371	542,207
Bank of America Corp.	2,808,948	43,960,036
Bank of Hawaii Corp.	11,768	854,592
Bank of Marin Bancorp.	1,303	64,798
Bank of the Ozarks Inc.	24,857	954,509
BankUnited Inc.	28,198	851,580
Bankwell Financial Group Inc.	1,540	36,483
Banner Corp.	7,955	347,952
Bar Harbor Bankshares	1,956	71,824
BB&T Corp.	221,334	8,348,718
Berkshire Hills Bancorp. Inc.	8,814	244,236
Blue Hills Bancorp. Inc.	7,375	110,772
BNC Bancorp.	11,049	268,712
BOK Financial Corp.	6,602	455,340
Boston Private Financial Holdings Inc.	20,363	261,257
Bridge Bancorp. Inc.	4,606	131,686
Brookline Bancorp. Inc.	18,202	221,882
Bryn Mawr Bank Corp.	5,133	164,205
C&F Financial Corp.	868	37,393
California First National Bancorp.	632	8,823
Camden National Corp.	3,561	170,002
Capital Bank Financial Corp. Class A	6,171	198,151
Capital City Bank Group Inc.	2,904	42,892
Cardinal Financial Corp.	7,666	200,006
Carolina Financial Corp.	2,761	61,681
Cascade Bancorp.[a]	8,138	49,316
Cathay General Bancorp.	20,036	616,708
CenterState Banks Inc.	12,534	222,228
Central Pacific Financial Corp.	8,771	220,941
Central Valley Community Bancorp.	2,365	37,509
Century Bancorp. Inc./MA Class A	888	40,244
Chemical Financial Corp.	17,696	780,924

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Chemung Financial Corp.	846	$24,526
CIT Group Inc.	53,930	1,957,659
Citigroup Inc.	802,500	37,902,075
Citizens & Northern Corp.	3,072	67,492
Citizens Financial Group Inc.	143,817	3,553,718
City Holding Co.[b]	3,814	191,806
CNB Financial Corp./PA	3,286	69,532
CoBiz Financial Inc.	8,986	119,604
Codorus Valley Bancorp. Inc.	2,084	45,598
Columbia Banking System Inc.	16,308	533,598
Comerica Inc.	48,180	2,279,878
Commerce Bancshares Inc./MO	23,058	1,135,837
Community Bank System Inc.[b]	11,895	572,268
Community Trust Bancorp. Inc.	4,040	149,924
CommunityOne Bancorp.[a]	2,696	37,313
ConnectOne Bancorp. Inc.	7,170	129,490
County Bancorp. Inc.[b]	1,300	26,013
CU Bancorp.[a]	5,534	126,231
Cullen/Frost Bankers Inc.[b]	14,371	1,033,850
Customers Bancorp. Inc.[a]	8,125	204,425
CVB Financial Corp.	27,343	481,510
Eagle Bancorp. Inc.[a]	8,921	440,073
East West Bancorp. Inc.	40,105	1,472,255
Enterprise Bancorp. Inc./MA	1,610	45,080
Enterprise Financial Services Corp.	4,669	145,906
Equity Bancshares Inc. Class Aa	563	14,604
Farmers Capital Bank Corp.	2,504	74,219
Farmers National Banc Corp.	6,705	72,280
FCB Financial Holdings Inc. Class Aa,b	8,964	344,486
Fidelity Southern Corp.	6,292	115,710
Fifth Third Bancorp.	209,124	4,278,677
Financial Institutions Inc.	3,563	96,593
First Bancorp. Inc./ME	2,192	52,542
First BanCorp./Puerto Rico[a]	29,125	151,450
First Bancorp./Southern Pines NC	3,844	76,073
First Busey Corp.	9,745	220,237
First Business Financial Services Inc.	2,050	48,175
First Citizens BancShares Inc./NC Class A	2,019	593,364
First Commonwealth Financial Corp.	27,274	275,195

Security	Shares	Value
First Community Bancshares Inc./VA	4,649	$115,295
First Community Financial Partners Inc.[a]	3,665	34,891
First Connecticut Bancorp. Inc./Farmington CT	4,582	81,514
First Financial Bancorp.	15,254	333,147
First Financial Bankshares Inc.[b]	18,303	666,961
First Financial Corp./IN	2,942	119,681
First Financial Northwest Inc.	2,448	34,688
First Foundation Inc.[a]	3,558	87,776
First Hawaiian Inc.[a]	6,632	178,135
First Horizon National Corp.	62,379	950,032
First Internet Bancorp.	1,404	32,418
First Interstate BancSystem Inc.	4,350	137,068
First Merchants Corp.	10,858	290,451
First Mid-Illinois Bancshares Inc.	1,546	42,144
First Midwest Bancorp. Inc./IL	23,277	450,643
First NBC Bank Holding Co.[a]	3,799	35,863
First Northwest Bancorp.[a]	2,993	40,376
First of Long Island Corp. (The)	3,064	101,572
First Republic Bank/CA	39,562	3,050,626
Flushing Financial Corp.	7,955	188,693
FNB Corp./PA	56,546	695,516
Franklin Financial Network Inc.[a]	3,477	130,040
Fulton Financial Corp.	44,572	647,185
German American Bancorp. Inc.	3,296	128,313
Glacier Bancorp. Inc.	20,819	593,758
Great Southern Bancorp. Inc.	2,726	110,948
Great Western Bancorp. Inc.	15,746	524,657
Green Bancorp. Inc.[a]	6,392	69,865
Guaranty Bancorp.	3,970	70,864
Hancock Holding Co.	19,888	644,968
Hanmi Financial Corp.	8,040	211,774
HarborOne Bancorp Inc.[a]	3,953	62,299
Heartland Financial USA Inc.	5,550	200,188
Heritage Commerce Corp.	5,243	57,358
Heritage Financial Corp./WA	7,622	136,815
Heritage Oaks Bancorp.	5,192	42,574
Hilltop Holdings Inc.[a]	21,331	479,094
Home BancShares Inc./AR	31,468	654,849
HomeTrust Bancshares Inc.[a,b]	5,724	105,894
Hope Bancorp Inc.	36,247	629,610
Horizon Bancorp./IN	4,674	137,322
Huntington Bancshares Inc./OH	297,456	2,932,916
IBERIABANK Corp.	11,037	740,803

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Independent Bank Corp./MI	5,848	$98,422
Independent Bank Corp./Rockland MA	6,626	358,400
Independent Bank Group Inc.	2,335	103,137
International Bancshares Corp.	13,843	412,245
Investors Bancorp. Inc.	80,298	964,379
JPMorgan Chase & Co.	994,823	66,245,264
KeyCorp	294,470	3,583,700
Lakeland Bancorp. Inc.	8,527	119,719
Lakeland Financial Corp.	6,302	223,217
LCNB Corp.	2,379	43,345
LegacyTexas Financial Group Inc.	12,582	397,969
Live Oak Bancshares Inc.	6,194	89,317
M&T Bank Corp.	40,685	4,723,528
Macatawa Bank Corp.	7,138	57,033
MainSource Financial Group Inc.	5,472	136,526
MB Financial Inc.	19,469	740,601
MBT Financial Corp.	4,800	43,440
Mercantile Bank Corp.	5,005	134,384
Merchants Bancshares Inc./VT	1,299	42,075
Middleburg Financial Corp.	1,268	35,859
Midland States Bancorp. Inc.	993	25,163
MidWestOne Financial Group Inc.	1,793	54,453
MutualFirst Financial Inc.	1,465	40,624
National Bank Holdings Corp. Class A	7,580	177,145
National Bankshares Inc.	1,786	65,689
National Commerce Corp.[a]	1,565	42,349
NBT Bancorp. Inc.	11,252	369,853
Nicolet Bankshares Inc.[a]	1,861	71,369
Northrim BanCorp. Inc.	1,815	46,736
OFG Bancorp.	11,791	119,207
Old Line Bancshares Inc.	2,260	44,590
Old National Bancorp./IN	35,330	496,740
Old Second Bancorp. Inc.	8,081	67,153
Opus Bank	5,137	181,696
Orrstown Financial Services Inc.	1,996	39,421
Pacific Continental Corp.	4,706	79,155
Pacific Mercantile Bancorp.[a]	4,134	30,468
Pacific Premier Bancorp. Inc.[a]	7,480	197,921
PacWest Bancorp.	32,093	1,377,111
Paragon Commercial Corp.	231	8,381
Park National Corp.	3,756	360,576

Security	Shares	Value
Park Sterling Corp.	11,336	$92,048
Peapack Gladstone Financial Corp.	2,864	64,182
Penns Woods Bancorp. Inc.	974	43,304
People’s United Financial Inc.	84,480	1,336,474
People’s Utah Bancorp.	4,709	95,828
Peoples Bancorp. Inc./OH	5,574	137,065
Peoples Financial Services Corp.	1,960	79,890
Pinnacle Financial Partners Inc.	11,505	622,190
PNC Financial Services Group Inc. (The)[c]	136,073	12,258,817
Popular Inc.	28,929	1,105,666
Preferred Bank/Los Angeles CA	3,040	108,680
Premier Financial Bancorp. Inc.	2,297	39,371
PrivateBancorp. Inc.	21,989	1,009,735
Prosperity Bancshares Inc.	18,005	988,294
QCR Holdings Inc.	3,076	97,632
Regions Financial Corp.	346,448	3,419,442
Renasant Corp.	12,045	405,073
Republic Bancorp. Inc./KY Class A	2,582	80,249
Republic First Bancorp. Inc.[a,b]	9,076	37,302
S&T Bancorp. Inc.	9,896	286,885
Sandy Spring Bancorp. Inc.	6,388	195,345
Seacoast Banking Corp. of Florida[a]	7,842	126,178
ServisFirst Bancshares Inc.	5,646	293,084
Shore Bancshares Inc.	3,386	39,887
Sierra Bancorp.	3,008	56,430
Signature Bank/New York NYa	14,308	1,694,783
Simmons First National Corp. Class A	7,667	382,583
South State Corp.	6,251	469,075
Southern First Bancshares Inc.[a]	1,543	42,556
Southern National Bancorp. of Virginia Inc.	3,022	39,437
Southside Bancshares Inc.	6,840	220,111
Southwest Bancorp. Inc.	4,929	93,602
State Bank Financial Corp.	8,324	189,954
Sterling Bancorp./DE	32,593	570,377
Stock Yards Bancorp. Inc.	4,905	161,669
Stonegate Bank	2,579	87,041
Suffolk Bancorp.	2,526	87,829
Summit Financial Group Inc.	2,249	43,091
Sun Bancorp. Inc./NJ	1,979	45,636

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
SunTrust Banks Inc.	136,543	$5,980,583
SVB Financial Group[a]	14,357	1,587,023
Synovus Financial Corp.	33,534	1,090,861
TCF Financial Corp.	41,130	596,796
Texas Capital Bancshares Inc.[a]	13,120	720,550
Tompkins Financial Corp.	3,750	286,537
TowneBank/Portsmouth VA	15,239	366,193
TriCo Bancshares	6,965	186,453
Tristate Capital Holdings Inc.[a]	5,862	94,671
Triumph Bancorp. Inc.[a,b]	2,764	54,838
Trustmark Corp.	19,594	540,011
U.S. Bancorp.	444,473	19,063,447
UMB Financial Corp.	12,007	713,816
Umpqua Holdings Corp.	61,936	932,137
Union Bankshares Corp.	11,354	303,947
Union Bankshares Inc./Morrisville VT	1,049	35,729
United Bankshares Inc./WV	17,173	646,907
United Community Banks Inc./GA	18,615	391,287
Univest Corp. of Pennsylvania	7,577	176,999
Valley National Bancorp.	64,566	628,227
Veritex Holdings Inc.[a]	2,230	38,780
Washington Trust Bancorp. Inc.	3,784	152,192
WashingtonFirst Bankshares Inc.	2,183	53,724
Webster Financial Corp.	25,206	958,080
Wells Fargo & Co.	1,248,773	55,295,668
WesBanco Inc.	11,539	379,402
West Bancorp. Inc.	3,945	77,322
Westamerica Bancorp.	7,157	364,148
Western Alliance Bancorp.[a]	25,176	945,107
Wintrust Financial Corp.	13,947	775,035
Xenith Bankshares Inc.[a,b]	8,744	20,199
Yadkin Financial Corp.	13,377	351,681
Zions BanCorp.	54,753	1,698,438

		344,125,477
BEVERAGES — 1.85%
Boston Beer Co. Inc. (The)[a,b]	2,307	358,185
Brown-Forman Corp. Class A	14,209	706,898
Brown-Forman Corp. Class B	54,114	2,567,168
Coca-Cola Bottling Co. Consolidated	1,186	175,718
Coca-Cola Co. (The)	1,064,631	45,055,184

Security	Shares	Value
Constellation Brands Inc. Class A	45,049	$7,500,208
Craft Brew Alliance Inc.[a,b]	2,680	50,464
Dr Pepper Snapple Group Inc.	50,421	4,603,941
MGP Ingredients Inc.	4,063	164,633
Molson Coors Brewing Co. Class B	46,706	5,128,319
Monster Beverage Corp.[a]	37,986	5,576,725
National Beverage Corp.[a,b]	2,852	125,630
PepsiCo Inc.	394,692	42,930,649
Primo Water Corp.[a]	5,696	69,092

		115,012,814
BIOTECHNOLOGY — 3.20%
AbbVie Inc.	442,208	27,890,059
ACADIA Pharmaceuticals Inc.[a,b]	25,447	809,469
Acceleron Pharma Inc.[a]	8,429	305,045
Achillion Pharmaceuticals Inc.[a]	30,213	244,725
Acorda Therapeutics Inc.[a,b]	10,718	223,792
Adamas Pharmaceuticals Inc.[a,b]	3,306	54,251
Aduro Biotech Inc.[a,b]	8,968	111,472
Advaxis Inc.[a,b]	7,598	81,223
Adverum Biotechnologies Inc.[a]	5,839	23,998
Agenus Inc.[a,b]	23,509	168,795
Agios Pharmaceuticals Inc.[a,b]	8,174	431,751
Aimmune Therapeutics Inc.[a,b]	8,686	130,290
Akebia Therapeutics Inc.[a,b]	9,259	83,794
Alder Biopharmaceuticals Inc.[a,b]	12,394	406,151
Alexion Pharmaceuticals Inc.[a]	59,128	7,245,545
Alkermes PLC[a]	41,139	1,934,767
Alnylam Pharmaceuticals Inc.[a]	20,339	1,378,577
AMAG Pharmaceuticals Inc.[a]	9,218	225,933
Amgen Inc.	205,278	34,242,423
Amicus Therapeutics Inc.[a]	40,276	298,042
Anavex Life Sciences Corp.[a,b]	8,809	31,977
Anthera Pharmaceuticals Inc.[a,b]	8,585	27,043
Applied Genetic Technologies Corp./DEa	1,264	12,362
Aptevo Therapeutics Inc.[a]	4,468	11,438
Ardelyx Inc.[a,b]	11,753	152,084
Arena Pharmaceuticals Inc.[a]	70,804	123,907
Argos Therapeutics Inc.[a,b]	2,877	14,299
ARIAD Pharmaceuticals Inc.[a,b]	45,340	620,705
Array BioPharma Inc.[a,b]	33,222	224,248
Arrowhead Pharmaceuticals Inc.[a,b]	13,467	98,982

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Asterias Biotherapeutics Inc.[a]	2,777	$11,774
Atara Biotherapeutics Inc.[a,b]	4,968	106,266
Athersys Inc.[a]	20,543	43,757
Audentes Therapeutics Inc.[a]	1,552	27,641
Avexis Inc.[a]	1,242	51,183
Axovant Sciences Ltd.[a,b]	8,632	120,848
Bellicum Pharmaceuticals Inc.[a,b]	7,903	157,270
BioCryst Pharmaceuticals Inc.[a,b]	18,192	80,227
Biogen Inc.[a]	59,788	18,715,438
BioMarin Pharmaceutical Inc.[a]	46,508	4,302,920
BioSpecifics Technologies Corp.[a]	944	43,112
BioTime Inc.[a,b]	20,261	79,018
Bluebird Bio Inc.[a,b]	9,727	659,296
Blueprint Medicines Corp.[a,b]	6,132	182,120
Cara Therapeutics Inc.[a,b]	5,929	49,507
Celgene Corp.[a]	209,679	21,917,746
Celldex Therapeutics Inc.[a,b]	26,651	107,670
Cellular Biomedicine Group Inc.[a,b]	2,409	34,930
Cepheid[a]	20,447	1,077,352
ChemoCentryx Inc.[a,b]	6,392	38,608
Chimerix Inc.[a,b]	12,027	66,630
Cidara Therapeutics Inc.[a,b]	1,271	14,553
Clovis Oncology Inc.[a]	7,260	261,723
Coherus Biosciences Inc.[a,b]	8,761	234,620
Concert Pharmaceuticals Inc.[a]	4,162	42,078
Corvus Pharmaceuticals Inc.[a]	896	14,739
Curis Inc.[a,b]	26,899	70,206
Cytokinetics Inc.[a,b]	12,495	114,704
CytomX Therapeutics Inc.[a]	4,806	75,358
CytRx Corp.[a,b]	14,482	8,520
Dimension Therapeutics Inc.[a]	1,452	11,601
Dyax Corp.	40,743	45,225
Dynavax Technologies Corp.[a,b]	10,257	107,596
Eagle Pharmaceuticals Inc./DEa,b	2,178	152,460
Edge Therapeutics Inc.[a,b]	2,231	23,225
Editas Medicine Inc.[a,b]	1,798	24,237
Eiger Biopharmaceuticals Inc.[a]	934	12,506
Emergent BioSolutions Inc.[a]	8,957	282,414
Enanta Pharmaceuticals Inc.[a,b]	4,153	110,511
Epizyme Inc.[a]	8,452	83,168
Esperion Therapeutics Inc.[a,b]	3,372	46,702
Exact Sciences Corp.[a,b]	28,656	532,142

Security	Shares	Value
Exelixis Inc.[a]	59,421	$759,995
FibroGen Inc.[a,b]	13,038	269,887
Five Prime Therapeutics Inc.[a]	7,735	406,010
Flexion Therapeutics Inc.[a,b]	4,364	85,273
Fortress Biotech Inc.[a]	9,195	27,309
Foundation Medicine Inc.[a,b]	3,736	87,236
Galena Biopharma Inc.[a,b]	63,120	22,111
Genomic Health Inc.[a,b]	4,117	119,064
Geron Corp.[a,b]	36,468	82,418
Gilead Sciences Inc.	361,869	28,631,075
Global Blood Therapeutics Inc.[a]	5,654	130,325
GlycoMimetics Inc.[a]	2,762	19,748
Halozyme Therapeutics Inc.[a,b]	29,136	351,963
Heron Therapeutics Inc.[a]	7,361	126,830
Idera Pharmaceuticals Inc.[a,b]	29,815	76,326
Ignyta Inc.[a]	4,388	27,601
Immune Design Corp.[a]	4,241	32,147
ImmunoGen Inc.[a,b]	21,585	57,848
Immunomedics Inc.[a,b]	33,062	107,451
Incyte Corp.[a]	44,179	4,165,638
Infinity Pharmaceuticals Inc.[a]	12,403	19,349
Inotek Pharmaceuticals Corp.[a,b]	4,708	44,632
Inovio Pharmaceuticals Inc.[a,b]	16,080	149,866
Insmed Inc.[a]	17,517	254,347
Insys Therapeutics Inc.[a,b]	6,358	74,961
Intellia Therapeutics Inc.[a]	1,884	32,066
Intercept Pharmaceuticals Inc.[a,b]	4,624	761,064
Intrexon Corp.[a,b]	13,997	392,196
Invitae Corp.[a,b]	10,417	91,253
Ionis Pharmaceuticals Inc.[a,b]	33,943	1,243,672
Ironwood Pharmaceuticals Inc.[a,b]	36,606	581,303
Juno Therapeutics Inc.[a,b]	16,923	507,859
Kadmon Holdings Inc.[a]	2,193	16,097
Karyopharm Therapeutics Inc.[a]	6,175	60,083
Keryx Biopharmaceuticals Inc.[a,b]	25,542	135,628
Kite Pharma Inc.[a,b]	10,450	583,737
La Jolla Pharmaceutical Co.[a]	2,989	71,108
Lexicon Pharmaceuticals Inc.[a,b]	9,284	167,762
Ligand Pharmaceuticals Inc.[a,b]	5,194	530,100
Lion Biotechnologies Inc.[a,b]	11,111	91,444
Loxo Oncology Inc.[a,b]	3,155	82,598
MacroGenics Inc.[a,b]	9,165	274,125
MannKind Corp.[a,b]	58,968	36,560
Medgenics Inc.[a]	4,384	24,419
MediciNova Inc.[a,b]	8,013	60,017

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Merrimack Pharmaceuticals Inc.[a,b]	28,508	$181,026
MiMedx Group Inc.[a,b]	27,875	239,167
Minerva Neurosciences Inc.[a,b]	4,318	60,949
Mirati Therapeutics Inc.[a,b]	3,015	19,929
Momenta Pharmaceuticals Inc.[a]	15,724	183,814
Myriad Genetics Inc.[a,b]	19,493	401,166
NantKwest Inc.[a,b]	1,733	13,483
Natera Inc.[a,b]	8,408	93,413
Neurocrine Biosciences Inc.[a]	23,830	1,206,751
NewLink Genetics Corp.[a,b]	5,999	90,105
Novavax Inc.[a,b]	70,454	146,544
OncoMed Pharmaceuticals Inc.[a]	3,391	38,759
Ophthotech Corp.[a,b]	8,117	374,437
OPKO Health Inc.[a,b]	86,763	918,820
Organovo Holdings Inc.[a,b]	16,223	61,485
Osiris Therapeutics Inc.[b]	4,192	20,792
Otonomy Inc.[a,b]	4,862	88,440
OvaScience Inc.[a]	7,279	52,118
PDL BioPharma Inc.	46,209	154,800
Pfenex Inc.[a,b]	3,924	35,120
PharmAthene Inc.[a]	16,813	48,758
Portola Pharmaceuticals Inc.[a]	13,162	298,909
Progenics Pharmaceuticals Inc.[a,b]	21,653	137,063
Protagonist Therapeutics Inc.	2,051	43,338
Proteostasis Therapeutics Inc.[a,b]	1,707	26,612
Prothena Corp. PLC[a,b]	8,987	538,950
PTC Therapeutics Inc.[a]	8,727	122,265
Puma Biotechnology Inc.[a]	6,389	428,382
Radius Health Inc.[a,b]	8,692	470,150
Raptor Pharmaceutical Corp.[a]	19,712	176,817
Regeneron Pharmaceuticals Inc.[a]	21,157	8,505,537
REGENXBIO Inc.[a]	7,609	106,602
Regulus Therapeutics Inc.[a,b]	9,922	32,743
Repligen Corp.[a]	10,254	309,568
Retrophin Inc.[a,b]	9,824	219,861
Rigel Pharmaceuticals Inc.[a]	22,016	80,799
Sage Therapeutics Inc.[a,b]	6,930	319,126
Sangamo BioSciences Inc.[a,b]	19,498	90,276
Sarepta Therapeutics Inc.[a,b]	11,256	691,231
Seattle Genetics Inc.[a,b]	25,922	1,400,047
Selecta Biosciences Inc.[a]	1,378	19,636
Seres Therapeutics Inc.[a,b]	4,622	56,804

Security	Shares	Value
Sorrento Therapeutics Inc.[a,b]	7,038	$54,474
Spark Therapeutics Inc.[a,b]	5,775	346,846
Spectrum Pharmaceuticals Inc.[a]	15,444	72,123
Stemline Therapeutics Inc.[a]	2,334	25,277
Syndax Pharmaceuticals Inc.[a,b]	1,274	19,314
Synergy Pharmaceuticals Inc.[a,b]	47,326	260,766
Synthetic Biologics Inc.[a,b]	20,419	35,121
Syros Pharmaceuticals Inc.	1,258	17,448
T2 Biosystems Inc.[a]	1,549	11,215
TESARO Inc.[a,b]	7,444	746,187
TG Therapeutics Inc.[a,b]	8,521	65,953
Tobira Therapeutics Inc.[a]	463	18,400
Tokai Pharmaceuticals Inc.[a,b]	1,502	2,298
Trevena Inc.[a]	11,874	80,149
TrovaGene Inc.[a,b]	6,511	29,234
Ultragenyx Pharmaceutical Inc.[a]	10,055	713,302
United Therapeutics Corp.[a]	11,977	1,414,244
Vanda Pharmaceuticals Inc.[a]	8,531	141,956
Versartis Inc.[a]	5,901	72,287
Vertex Pharmaceuticals Inc.[a]	66,953	5,838,971
Vitae Pharmaceuticals Inc.[a]	5,901	123,449
Vital Therapies Inc.[a]	4,407	26,971
Voyager Therapeutics Inc.[a,b]	1,486	17,847
vTv Therapeutics Inc. Class Aa,b	1,594	11,461
XBiotech Inc.[a,b]	5,210	70,127
Xencor Inc.[a,b]	10,402	254,745
Zafgen Inc.[a]	4,153	13,746
ZIOPHARM Oncology Inc.[a,b]	32,524	183,110

		198,792,862
BUILDING PRODUCTS — 0.31%
AAON Inc.	10,721	308,979
Advanced Drainage Systems Inc.	8,586	206,579
Allegion PLC	25,845	1,780,979
American Woodmark Corp.[a]	4,040	325,503
AO Smith Corp.	19,749	1,951,004
Apogee Enterprises Inc.	7,437	332,360
Armstrong Flooring Inc.[a]	5,127	96,798
Armstrong World Industries Inc.[a]	12,461	514,888
Builders FirstSource Inc.[a,b]	22,066	253,980
Caesarstone Ltd.[a]	6,428	242,400
Continental Building Products Inc.[a]	10,851	227,762
CSW Industrials Inc.[a,b]	3,890	125,997

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Fortune Brands Home & Security Inc.	41,535	$2,413,183
Gibraltar Industries Inc.[a]	7,928	294,525
Griffon Corp.	7,474	127,133
Insteel Industries Inc.	4,526	164,022
Lennox International Inc.	11,030	1,732,041
Masco Corp.	90,245	3,096,306
Masonite International Corp.[a]	8,609	535,221
NCI Building Systems Inc.[a]	7,805	113,875
Owens Corning	30,802	1,644,519
Patrick Industries Inc.[a]	4,124	255,358
PGT Inc.[a]	10,986	117,221
Ply Gem Holdings Inc.[a,b]	4,069	54,362
Quanex Building Products Corp.	9,543	164,712
Simpson Manufacturing Co. Inc.	12,204	536,366
Trex Co. Inc.[a]	8,518	500,177
Universal Forest Products Inc.	5,120	504,269
USG Corp.[a]	24,095	622,856

		19,243,375
CAPITAL MARKETS — 2.56%
Affiliated Managers Group Inc.[a]	14,763	2,136,206
Ameriprise Financial Inc.	42,703	4,260,478
Arlington Asset Investment Corp. Class Ab	5,806	85,871
Artisan Partners Asset Management Inc.	9,166	249,315
Associated Capital Group Inc.	1,705	60,459
B. Riley Financial Inc.	2,504	33,453
Bank of New York Mellon Corp. (The)	285,236	11,375,212
BGC Partners Inc. Class A	59,637	521,824
BlackRock Inc.[c]	34,222	12,404,106
Calamos Asset Management Inc. Class A	4,980	33,964
CBOE Holdings Inc.	22,436	1,454,975
Charles Schwab Corp. (The)	319,479	10,085,952
CME Group Inc.	92,052	9,621,275
Cohen & Steers Inc.	6,431	274,925
Cowen Group Inc. Class Aa,b	26,572	96,456
Diamond Hill Investment Group Inc.	734	135,636
E*TRADE Financial Corp.[a]	75,913	2,210,587
Eaton Vance Corp. NVS	30,839	1,204,263
Evercore Partners Inc. Class A	11,204	577,118
FactSet Research Systems Inc.	10,823	1,754,408

Security	Shares	Value
FBR & Co.	1,701	$22,521
Federated Investors Inc. Class B	26,979	799,388
Fifth Street Asset Management Inc.	1,587	8,744
Financial Engines Inc.	13,895	412,821
Franklin Resources Inc.	98,110	3,489,773
GAIN Capital Holdings Inc.	10,408	64,322
GAMCO Investors Inc. Class A	1,811	51,559
Goldman Sachs Group Inc. (The)	105,583	17,027,370
Greenhill & Co. Inc.	7,780	183,375
Hennessy Advisors Inc.	777	27,560
Houlihan Lokey Inc.	3,174	79,509
Interactive Brokers Group Inc. Class A	17,006	599,802
Intercontinental Exchange Inc.	32,022	8,625,446
INTL. FCStone Inc.[a]	3,668	142,502
Invesco Ltd.	111,886	3,498,675
Investment Technology Group Inc.	10,490	179,799
Janus Capital Group Inc.	38,616	541,010
KCG Holdings Inc. Class Aa	13,714	212,978
Ladenburg Thalmann Financial Services Inc.[a,b]	27,069	62,529
Lazard Ltd. Class A	35,345	1,285,144
Legg Mason Inc.	28,388	950,430
LPL Financial Holdings Inc.	23,980	717,242
Manning & Napier Inc.	4,033	28,594
MarketAxess Holdings Inc.	10,164	1,683,057
Medley Management Inc.	1,525	12,825
Moelis & Co. Class A	4,360	117,240
Moody’s Corp.	46,078	4,989,326
Morgan Stanley	388,952	12,469,801
Morningstar Inc.	5,385	426,869
MSCI Inc.	24,745	2,077,095
Nasdaq Inc.	30,413	2,054,094
Northern Trust Corp.	56,330	3,829,877
NorthStar Asset Management Group Inc.	51,421	664,874
OM Asset Management PLC	11,134	154,874
Oppenheimer Holdings Inc. Class A	2,659	37,997
Piper Jaffray Companies[a]	3,919	189,288
PJT Partners Inc.	4,782	130,405

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Pzena Investment Management Inc. Class A	2,921	$22,492
Raymond James Financial Inc.	35,067	2,041,250
S&P Global Inc.	71,804	9,087,514
Safeguard Scientifics Inc.[a]	5,522	71,565
SEI Investments Co.	34,710	1,583,123
Silvercrest Asset Management Group Inc.	1,897	22,517
State Street Corp.	107,412	7,479,098
Stifel Financial Corp.[a]	17,310	665,570
T Rowe Price Group Inc.	66,046	4,392,059
TD Ameritrade Holding Corp.	67,616	2,382,788
Thomson Reuters Corp.	81,651	3,378,718
Value Line Inc.	318	5,164
Virtu Financial Inc.	8,737	130,793
Virtus Investment Partners Inc.[b]	1,959	191,708
Waddell & Reed Financial Inc. Class A	22,616	410,707
Westwood Holdings Group Inc.	1,757	93,314
Wins Finance Holdings Inc.[a,b]	383	11,325
WisdomTree Investments Inc.	29,942	308,103

		158,703,006
CHEMICALS — 2.14%
A Schulman Inc.	7,657	222,972
AgroFresh Solutions Inc.[a]	5,940	31,423
Air Products & Chemicals Inc.	53,267	8,008,161
Albemarle Corp.	30,330	2,592,912
American Vanguard Corp.	7,160	114,990
Ashland Global Holdings Inc.	16,699	1,936,249
Axalta Coating Systems Ltd.[a]	44,533	1,258,948
Balchem Corp.	8,745	678,000
Cabot Corp.	16,510	865,289
Calgon Carbon Corp.	14,808	224,637
Celanese Corp. Series A	40,112	2,669,855
CF Industries Holdings Inc.	63,453	1,545,081
Chase Corp.	1,668	115,292
Chemours Co. (The)	47,360	757,760
Chemtura Corp.[a]	16,219	532,145
Codexis Inc.[a]	9,034	40,111
Dow Chemical Co. (The)	307,122	15,918,133
Eastman Chemical Co.	39,939	2,703,072
Ecolab Inc.	71,391	8,689,712
EI du Pont de Nemours & Co.	239,300	16,025,921
Ferro Corp.[a,b]	23,461	323,996
Flotek Industries Inc.[a,b]	14,501	210,845

Security	Shares	Value
FMC Corp.	36,711	$1,774,610
FutureFuel Corp.	5,055	57,020
GCP Applied Technologies Inc.[a]	19,063	539,864
Hawkins Inc.	2,338	101,306
HB Fuller Co.	12,926	600,671
Huntsman Corp.	52,466	853,622
Ingevity Corp.[a]	11,747	541,537
Innophos Holdings Inc.	5,681	221,729
Innospec Inc.	5,951	361,880
International Flavors & Fragrances Inc.	21,710	3,103,879
KMG Chemicals Inc.	2,022	57,283
Koppers Holdings Inc.[a]	5,494	176,797
Kraton Corp.[a]	8,445	295,913
Kronos Worldwide Inc.	5,220	43,274
LSB Industries Inc.[a,b]	4,884	41,905
LyondellBasell Industries NV Class A	94,391	7,613,578
Minerals Technologies Inc.	9,260	654,589
Monsanto Co.	119,487	12,211,571
Mosaic Co. (The)	96,358	2,356,917
NewMarket Corp.	2,000	858,640
Olin Corp.	45,020	923,810
OMNOVA Solutions Inc.[a]	11,888	100,335
Platform Specialty Products Corp.[a,b]	43,963	356,540
PolyOne Corp.	22,152	748,959
PPG Industries Inc.	72,230	7,465,693
Praxair Inc.	77,903	9,413,019
Quaker Chemical Corp.	3,276	347,027
Rayonier Advanced Materials Inc.	10,882	145,492
RPM International Inc.	35,444	1,904,052
Scotts Miracle-Gro Co. (The) Class A	12,736	1,060,527
Sensient Technologies Corp.	12,019	911,040
Sherwin-Williams Co. (The)	22,038	6,097,033
Stepan Co.	4,875	354,217
TerraVia Holdings Inc.[a,b]	19,609	53,925
Trecora Resources[a]	5,147	58,779
Tredegar Corp.	6,182	114,923
Trinseo SA	7,625	431,270
Tronox Ltd. Class A	15,965	149,592
Valhi Inc.	5,002	11,505
Valspar Corp. (The)	21,327	2,262,155

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Westlake Chemical Corp.	10,191	$545,218
WR Grace & Co.	18,983	1,400,945

		132,788,145
COMMERCIAL SERVICES & SUPPLIES — 0.54%
ABM Industries Inc.	15,972	634,088
ACCO Brands Corp.[a]	29,258	282,047
Aqua Metals Inc.[a,b]	2,900	25,694
ARC Document Solutions Inc.[a]	9,448	35,336
Brady Corp. Class A	11,696	404,799
Brink’s Co. (The)	12,329	457,159
Casella Waste Systems Inc. Class Aa	9,662	99,519
CECO Environmental Corp.	11,332	127,825
Cintas Corp.	24,434	2,751,268
Clean Harbors Inc.[a]	14,214	681,988
CompX International Inc.	433	5,014
Copart Inc.[a]	26,579	1,423,571
Covanta Holding Corp.	31,399	483,231
Deluxe Corp.	13,254	885,632
Ennis Inc.	6,852	115,456
Essendant Inc.	10,550	216,486
G&K Services Inc. Class A	5,102	487,190
Healthcare Services Group Inc.	19,385	767,258
Heritage-Crystal Clean Inc.[a]	1,995	26,494
Herman Miller Inc.	17,122	489,689
HNI Corp.	11,780	468,844
InnerWorkings Inc.[a]	11,482	108,161
Interface Inc.	18,382	306,796
KAR Auction Services Inc.	37,997	1,639,951
Kimball International Inc. Class B	8,508	110,094
Knoll Inc.	12,436	284,163
Matthews International Corp. Class A	9,196	558,749
McGrath RentCorp	6,490	205,798
Mobile Mini Inc.	12,085	364,967
MSA Safety Inc.	8,058	467,686
Multi-Color Corp.	3,558	234,828
NL Industries Inc.[a]	1,726	6,783
Pitney Bowes Inc.	52,140	946,862
Quad/Graphics Inc.	9,193	245,637
Republic Services Inc.	65,004	3,279,452
Rollins Inc.	27,241	797,617
RR Donnelley & Sons Co.	57,735	907,594
SP Plus Corp.[a]	4,013	102,612

Security	Shares	Value
Steelcase Inc. Class A	21,850	$303,497
Stericycle Inc.[a]	22,412	1,796,098
Team Inc.[a]	7,178	234,792
Tetra Tech Inc.	16,445	583,304
TRC Companies Inc.[a,b]	6,966	60,395
U.S. Ecology Inc.	5,592	250,745
UniFirst Corp./MA	4,370	576,228
Viad Corp.	5,146	189,733
VSE Corp.	2,080	70,699
Waste Management Inc.	120,791	7,701,634
West Corp.	13,430	296,534

		33,499,997
COMMUNICATIONS EQUIPMENT — 1.17%
ADTRAN Inc.	11,944	228,608
Aerohive Networks Inc.[a,b]	2,467	15,024
Applied Optoelectronics Inc.[a,b]	5,877	130,528
Arista Networks Inc.[a]	10,511	894,276
ARRIS International PLC[a]	50,995	1,444,688
Bel Fuse Inc. Class B	2,857	68,968
Black Box Corp.	4,576	63,606
Brocade Communications Systems Inc.	126,211	1,164,928
CalAmp Corp.[a,b]	8,831	123,192
Calix Inc.[a]	10,343	76,021
Ciena Corp.[a]	37,392	815,146
Cisco Systems Inc.	1,375,586	43,633,588
Clearfield Inc.[a,b]	2,961	55,667
CommScope Holding Co. Inc.[a]	34,602	1,041,866
Comtech Telecommunications Corp.	4,672	59,848
Digi International Inc.[a]	6,790	77,406
EchoStar Corp. Class Aa	13,029	571,061
EMCORE Corp.	10,771	61,395
Extreme Networks Inc.[a]	24,323	109,210
F5 Networks Inc.[a]	18,477	2,302,973
Finisar Corp.[a]	28,384	845,843
Harmonic Inc.[a,b]	26,319	156,072
Harris Corp.	33,938	3,109,060
Infinera Corp.[a,b]	39,935	360,613
InterDigital Inc./PA	9,380	742,896
Ixia[a]	14,605	182,563
Juniper Networks Inc.	101,546	2,443,197
KVH Industries Inc.[a]	3,794	33,425
Lumentum Holdings Inc.[a]	14,285	596,684
Motorola Solutions Inc.	47,284	3,606,824

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
NETGEAR Inc.[a]	9,354	$565,824
NetScout Systems Inc.[a]	24,210	708,143
Oclaro Inc.[a,b]	24,308	207,833
Palo Alto Networks Inc.[a,b]	23,596	3,759,551
Plantronics Inc.	9,784	508,377
ShoreTel Inc.[a]	14,516	116,128
Silicom Ltd.	1,513	62,638
Sonus Networks Inc.[a]	14,247	110,842
Ubiquiti Networks Inc.[a,b]	7,658	409,703
ViaSat Inc.[a,b]	12,379	924,092
Viavi Solutions Inc.[a]	59,983	443,274

		72,831,581
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	42,108	1,251,871
Aegion Corp.[a]	10,278	196,001
Ameresco Inc. Class Aa	5,187	27,284
Argan Inc.	3,146	186,212
Chicago Bridge & Iron Co. NV	28,167	789,521
Comfort Systems USA Inc.	9,610	281,669
Dycom Industries Inc.[a,b]	8,706	711,977
EMCOR Group Inc.	15,979	952,668
Fluor Corp.	38,147	1,957,704
Granite Construction Inc.	10,033	499,041
Great Lakes Dredge & Dock Corp.[a]	15,492	54,222
HC2 Holdings Inc.[a]	6,914	37,681
IES Holdings Inc.[a]	2,114	37,608
Jacobs Engineering Group Inc.[a]	32,552	1,683,589
KBR Inc.	38,598	583,988
Layne Christensen Co.[a,b]	4,885	41,571
MasTec Inc.[a]	17,664	525,327
MYR Group Inc.[a]	5,406	162,721
NV5 Global Inc.[a]	1,352	43,683
Orion Group Holdings Inc.[a,b]	6,855	46,957
Primoris Services Corp.	9,377	193,166
Quanta Services Inc.[a]	40,739	1,140,285
Tutor Perini Corp.[a,b]	9,328	200,272
Valmont Industries Inc.	5,838	785,620

		12,390,638
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	12,527	968,337
Headwaters Inc.[a]	18,944	320,533
Martin Marietta Materials Inc.	17,290	3,096,812
Summit Materials Inc. Class Aa	20,676	383,540

Security	Shares	Value
U.S. Concrete Inc.[a]	3,511	$161,734
U.S. Lime & Minerals Inc.	387	25,542
Vulcan Materials Co.	36,436	4,143,866

		9,100,364
CONSUMER FINANCE — 0.73%
Ally Financial Inc.	120,719	2,350,399
American Express Co.	219,080	14,029,883
Capital One Financial Corp.	139,623	10,029,120
Credit Acceptance Corp.[a,b]	2,205	443,359
Discover Financial Services	112,437	6,358,312
Encore Capital Group Inc.[a,b]	7,428	166,982
Enova International Inc.[a]	6,976	67,528
Ezcorp Inc. Class Aa,b	12,456	137,763
FirstCash Inc.	12,483	587,700
Green Dot Corp. Class Aa	12,466	287,466
LendingClub Corp.[a,b]	87,484	540,651
Navient Corp.	89,324	1,292,518
Nelnet Inc. Class A	6,135	247,670
OneMain Holdings Inc.[a]	13,662	422,839
PRA Group Inc.[a]	12,897	445,463
Regional Management Corp.[a]	4,803	103,985
Santander Consumer USA Holdings Inc.[a]	29,232	355,461
SLM Corp.[a]	114,327	854,023
Synchrony Financial	227,398	6,367,144
World Acceptance Corp.[a,b]	2,379	116,666

		45,204,932
CONTAINERS & PACKAGING — 0.48%
AEP Industries Inc.	1,080	118,120
AptarGroup Inc.	17,143	1,327,040
Avery Dennison Corp.	24,666	1,918,768
Ball Corp.	46,479	3,808,954
Bemis Co. Inc.	25,334	1,292,287
Berry Plastics Group Inc.[a]	32,828	1,439,508
Crown Holdings Inc.[a]	37,279	2,128,258
Graphic Packaging Holding Co.	89,365	1,250,216
Greif Inc.	1,541	93,369
Greif Inc. Class A	6,660	330,269
International Paper Co.	111,647	5,356,823
Multi Packaging Solutions International Ltd.[a]	5,002	72,079
Myers Industries Inc.	6,908	89,735
Owens-Illinois Inc.[a,b]	42,368	779,148
Packaging Corp. of America	25,402	2,064,167

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Sealed Air Corp.	53,543	$2,453,340
Silgan Holdings Inc.	11,357	574,551
Sonoco Products Co.	27,682	1,462,440
UFP Technologies Inc.[a,b]	1,727	45,765
WestRock Co.	68,113	3,302,118

		29,906,955
DISTRIBUTORS — 0.14%
Core-Mark Holding Co. Inc.	11,896	425,877
Genuine Parts Co.	39,744	3,992,285
LKQ Corp.[a]	83,163	2,948,960
Pool Corp.	10,973	1,037,168
Weyco Group Inc.	1,708	45,894

		8,450,184
DIVERSIFIED CONSUMER SERVICES — 0.15%
American Public Education Inc.[a,b]	4,753	94,157
Apollo Education Group Inc.[a,b]	25,007	198,806
Ascent Capital Group Inc. Class Aa	3,700	85,729
Bridgepoint Education Inc.[a]	4,551	31,265
Bright Horizons Family Solutions Inc.[a]	11,760	786,626
Cambium Learning Group Inc.[a,b]	3,388	18,397
Capella Education Co.	2,863	166,168
Career Education Corp.[a]	23,584	160,135
Carriage Services Inc.	4,102	97,012
Chegg Inc.[a,b]	18,804	133,320
Collectors Universe Inc.	1,789	33,150
DeVry Education Group Inc.	16,155	372,534
Graham Holdings Co. Class B	1,167	561,759
Grand Canyon Education Inc.[a]	11,818	477,329
H&R Block Inc.	62,313	1,442,546
Houghton Mifflin Harcourt Co.[a]	35,551	476,739
K12 Inc.[a]	9,196	131,963
Liberty Tax Inc.	1,170	14,953
LifeLock Inc.[a,b]	24,680	417,586
Regis Corp.[a]	8,181	102,672
Service Corp. International/U.S.	50,990	1,353,275
ServiceMaster Global Holdings Inc.[a,b]	36,686	1,235,584
Sotheby’sb	13,272	504,601
Strayer Education Inc.[a]	3,050	142,374
Weight Watchers International Inc.[a,b]	6,880	71,002

		9,109,682

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.27%
BBX Capital Corp.[a]	1,452	$29,955
Berkshire Hathaway Inc. Class Ba	516,779	74,659,062
FNFV Group[a,b]	17,346	216,478
Leucadia National Corp.	89,906	1,711,810
Marlin Business Services Corp.	2,162	41,900
NewStar Financial Inc.[a,b]	6,760	65,640
On Deck Capital Inc.[a,b]	16,088	91,702
PICO Holdings Inc.[a]	5,913	69,714
Tiptree Financial Inc.[b]	11,628	69,070
Voya Financial Inc.	56,806	1,637,149

		78,592,480
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.31%
AT&T Inc.	1,683,653	68,373,148
ATN International Inc.	3,214	209,039
CenturyLink Inc.	146,297	4,012,927
Cincinnati Bell Inc.[a]	50,887	207,619
Cogent Communications Holdings Inc.	12,204	449,229
Consolidated Communications Holdings Inc.	12,960	327,110
Fairpoint Communications Inc.[a,b]	5,524	83,026
Frontier Communications Corp.	317,280	1,319,885
General Communication Inc. Class Aa	9,526	130,983
Globalstar Inc.[a,b]	121,616	147,155
Hawaiian Telcom Holdco Inc.[a]	2,699	60,431
IDT Corp. Class B	3,913	67,460
Inteliquent Inc.	7,696	124,213
Intelsat SAa	5,793	15,699
Iridium Communications Inc.[a,b]	24,654	199,944
Level 3 Communications Inc.[a]	79,609	3,692,265
Lumos Networks Corp.[a]	3,187	44,618
ORBCOMM Inc.[a,b]	20,068	205,697
pdvWireless Inc.[a,b]	3,256	74,562
SBA Communications Corp. Class Aa	33,853	3,796,952
Straight Path Communications Inc. Class Ba,b	2,257	57,802
Verizon Communications Inc.	1,115,177	57,966,900
Vonage Holdings Corp.[a]	52,036	343,958
Windstream Holdings Inc.[b]	26,652	267,853
Zayo Group Holdings Inc.[a]	44,146	1,311,578

		143,490,053

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
ELECTRIC UTILITIES — 1.90%
ALLETE Inc.	13,858	$826,214
Alliant Energy Corp.	61,850	2,369,473
American Electric Power Co. Inc.	134,058	8,607,864
Avangrid Inc.	15,096	630,711
Duke Energy Corp.	188,753	15,107,790
Edison International	86,135	6,223,254
El Paso Electric Co.	10,408	486,782
Empire District Electric Co. (The)	12,995	443,649
Entergy Corp.	48,662	3,733,835
Eversource Energy	86,421	4,682,290
Exelon Corp.	241,741	8,047,558
FirstEnergy Corp.	116,362	3,849,255
Genie Energy Ltd. Class B	3,290	19,411
Great Plains Energy Inc.	42,117	1,149,373
Hawaiian Electric Industries Inc.	30,531	911,350
IDACORP Inc.	13,880	1,086,526
ITC Holdings Corp.	41,847	1,945,049
MGE Energy Inc.	8,982	507,573
NextEra Energy Inc.	126,081	15,422,228
OGE Energy Corp.	54,164	1,712,666
Otter Tail Corp.	9,484	328,052
PG&E Corp.	135,216	8,271,163
Pinnacle West Capital Corp.	30,664	2,330,157
PNM Resources Inc.	21,399	700,175
Portland General Electric Co.	23,567	1,003,719
PPL Corp.	184,543	6,379,652
Southern Co. (The)	257,351	13,202,106
Spark Energy Inc. Class A	777	22,634
Westar Energy Inc.	38,441	2,181,527
Xcel Energy Inc.	138,267	5,688,304

		117,870,340
ELECTRICAL EQUIPMENT — 0.55%
Acuity Brands Inc.	11,967	3,166,468
Allied Motion Technologies Inc.	1,621	30,653
American Superconductor Corp.[a,b]	3,167	22,201
AMETEK Inc.	62,641	2,992,987
Atkore International Group Inc.[a]	3,282	61,505
AZZ Inc.	6,555	427,845
Babcock & Wilcox Enterprises Inc.[a]	14,516	239,514
Eaton Corp. PLC	124,465	8,178,595

Security	Shares	Value
Emerson Electric Co.	174,550	$9,514,720
Encore Wire Corp.	5,383	197,933
Energous Corp.[a,b]	4,000	78,440
EnerSys	11,346	785,030
FuelCell Energy Inc.[a,b]	5,115	27,723
Generac Holdings Inc.[a,b]	17,827	647,120
General Cable Corp.	12,848	192,463
Hubbell Inc.	14,920	1,607,481
LSI Industries Inc.	4,938	55,454
Plug Power Inc.[a,b]	43,379	74,178
Powell Industries Inc.	2,283	91,434
Power Solutions International Inc.[a,b]	1,366	14,001
Preformed Line Products Co.[b]	665	28,043
Regal Beloit Corp.	11,638	692,345
Rockwell Automation Inc.	35,296	4,318,113
Solarcity Corp.[a,b]	18,532	362,486
Sunrun Inc.[a,b]	16,462	103,710
Thermon Group Holdings Inc.[a]	9,240	182,490
TPI Composites Inc.[a]	1,624	34,526
Vicor Corp.[a]	4,963	57,571

		34,185,029
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.69%
Agilysys Inc.[a]	3,792	42,167
Amphenol Corp. Class A	81,620	5,298,770
Anixter International Inc.[a]	8,050	519,225
Arrow Electronics Inc.[a]	24,706	1,580,443
Avnet Inc.	34,371	1,411,273
AVX Corp.	12,521	172,665
Badger Meter Inc.	7,546	252,866
Belden Inc.	11,264	777,103
Benchmark Electronics Inc.[a,b]	14,855	370,632
CDW Corp./DE	44,069	2,015,275
Cognex Corp.	21,845	1,154,727
Coherent Inc.[a,b]	6,755	746,698
Control4 Corp.[a]	3,030	37,208
Corning Inc.	292,953	6,928,338
CTS Corp.	8,723	162,248
Daktronics Inc.	9,431	89,972
Dolby Laboratories Inc. Class A	14,445	784,219
DTS Inc./CA	4,741	201,682
Electro Scientific Industries Inc.[a]	7,417	41,832
ePlus Inc.[a]	2,084	196,750
Fabrinet[a]	9,772	435,734

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
FARO Technologies Inc.[a]	4,451	$160,013
Fitbit Inc.[a,b]	33,771	501,162
FLIR Systems Inc.	36,716	1,153,617
II-VI Inc.[a]	17,220	418,963
Ingram Micro Inc. Class A	39,606	1,412,350
Insight Enterprises Inc.[a]	9,322	303,431
InvenSense Inc.[a,b]	18,337	136,061
IPG Photonics Corp.[a]	9,978	821,688
Itron Inc.[a]	8,786	489,907
Jabil Circuit Inc.	52,419	1,143,783
Keysight Technologies Inc.[a]	46,724	1,480,684
Kimball Electronics Inc.[a,b]	6,379	88,413
Knowles Corp.[a]	22,145	311,137
Littelfuse Inc.	5,775	743,878
Maxwell Technologies Inc.[a]	8,497	43,845
Mesa Laboratories Inc.	717	81,996
Methode Electronics Inc.	9,782	342,077
MTS Systems Corp.	4,131	190,150
National Instruments Corp.	29,206	829,450
Novanta Inc.[a,b]	7,613	132,086
OSI Systems Inc.[a]	5,106	333,830
Park Electrochemical Corp.	5,450	94,667
PC Connection Inc.	2,310	61,030
Plexus Corp.[a]	9,012	421,581
RadiSys Corp.[a,b]	9,610	51,365
Rofin-Sinar Technologies Inc.[a]	7,407	238,357
Rogers Corp.[a]	5,556	339,361
Sanmina Corp.[a]	21,260	605,272
ScanSource Inc.[a]	7,101	259,187
SYNNEX Corp.	7,628	870,431
Systemax Inc.	3,026	23,966
Tech Data Corp.[a]	9,771	827,701
Trimble Navigation Ltd.[a]	67,503	1,927,886
TTM Technologies Inc.[a]	23,005	263,407
Universal Display Corp.[a,b]	11,331	628,984
VeriFone Systems Inc.[a,b]	29,584	465,652
Vishay Intertechnology Inc.	39,437	555,667
Vishay Precision Group Inc.[a]	3,098	49,661
Zebra Technologies Corp. Class Aa,b	14,440	1,005,168

		43,027,691
ENERGY EQUIPMENT & SERVICES — 1.08%
Archrock Inc.	17,948	234,760
Atwood Oceanics Inc.[b]	16,646	144,654
Baker Hughes Inc.	119,139	6,012,945

Security	Shares	Value
Bristow Group Inc.	9,321	$130,680
CARBO Ceramics Inc.	5,078	55,553
Dawson Geophysical Co.[a]	5,440	41,507
Diamond Offshore Drilling Inc.	17,629	310,447
Dril-Quip Inc.[a]	10,486	584,490
Ensco PLC Class A	80,590	685,015
Era Group Inc.[a]	5,517	44,412
Exterran Corp.[a]	9,000	141,120
Fairmount Santrol Holdings Inc.[a]	25,048	212,407
FMC Technologies Inc.[a]	62,786	1,862,861
Forum Energy Technologies Inc.[a]	15,402	305,884
Frank’s International NVb	8,897	115,661
Geospace Technologies Corp.[a,b]	3,278	63,855
Halliburton Co.	235,022	10,547,787
Helix Energy Solutions Group Inc.[a]	27,442	223,103
Helmerich & Payne Inc.[b]	26,182	1,762,049
Hornbeck Offshore Services Inc.[a,b]	9,103	50,066
Independence Contract Drilling Inc.[a]	2,668	14,007
Matrix Service Co.[a]	6,676	125,242
McDermott International Inc.[a,b]	61,092	306,071
Nabors Industries Ltd.	74,784	909,373
National Oilwell Varco Inc.	103,617	3,806,888
Natural Gas Services Group Inc.[a]	3,077	75,663
Newpark Resources Inc.[a,b]	23,335	171,746
Noble Corp. PLC	62,864	398,558
Oceaneering International Inc.	25,957	714,077
Oil States International Inc.[a]	13,947	440,307
Parker Drilling Co.[a]	31,011	67,294
Patterson-UTI Energy Inc.	41,119	919,832
PHI Inc. NVS[a]	3,511	63,795
Pioneer Energy Services Corp.[a]	15,853	64,046
RigNet Inc.[a]	3,165	47,855
Rowan Companies PLC Class A	32,211	488,319
RPC Inc.[a]	15,857	266,398
Schlumberger Ltd.	380,282	29,905,376
SEACOR Holdings Inc.[a,b]	3,977	236,592
Seadrill Ltd.[a,b]	98,027	232,324
Superior Energy Services Inc.[b]	40,935	732,736
Tesco Corp.	17,492	142,735

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
TETRA Technologies Inc.[a]	20,369	$124,455
Tidewater Inc.[b]	12,789	36,065
Transocean Ltd.[b]	93,821	1,000,132
U.S. Silica Holdings Inc.	17,060	794,314
Unit Corp.[a]	12,587	234,118
Weatherford International PLC[a,b]	238,415	1,339,892
Willbros Group Inc.[a,b]	11,668	21,936

		67,209,402
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.38%
Acadia Realty Trust	21,856	792,061
AG Mortgage Investment Trust Inc.	7,075	111,431
Agree Realty Corp.	6,817	337,032
Alexander’s Inc.	604	253,438
Alexandria Real Estate Equities Inc.	20,993	2,283,409
Altisource Residential Corp.	14,656	159,750
American Assets Trust Inc.	9,872	428,247
American Campus Communities Inc.	36,057	1,834,220
American Capital Agency Corp.	89,013	1,739,314
American Homes 4 Rent Class A	45,228	978,734
American Tower Corp.	115,387	13,076,809
Annaly Capital Management Inc.	278,013	2,919,136
Anworth Mortgage Asset Corp.	22,712	111,743
Apartment Investment & Management Co. Class A	42,160	1,935,566
Apollo Commercial Real Estate Finance Inc.[b]	21,779	356,522
Apple Hospitality REIT Inc.[b]	44,277	819,567
Ares Commercial Real Estate Corp.	7,559	95,243
Armada Hoffler Properties Inc.	11,057	148,164
ARMOUR Residential REIT Inc.[b]	8,869	199,907
Ashford Hospitality Prime Inc.[b]	8,379	118,144
Ashford Hospitality Trust Inc.	19,494	114,820
AvalonBay Communities Inc.	37,290	6,631,654
Bluerock Residential Growth REIT Inc.	5,203	67,639
Boston Properties Inc.	41,978	5,721,182

Security	Shares	Value
Brandywine Realty Trust	46,841	$731,656
Brixmor Property Group Inc.	51,752	1,438,188
Camden Property Trust[b]	23,716	1,985,978
Capstead Mortgage Corp.	24,161	227,838
Care Capital Properties Inc.	24,073	686,080
CareTrust REIT Inc.[b]	18,014	266,247
CatchMark Timber Trust Inc. Class A	9,799	114,550
CBL & Associates Properties Inc.[b]	48,501	588,802
Cedar Realty Trust Inc.	25,264	181,901
Chatham Lodging Trust	9,997	192,442
Chesapeake Lodging Trust	16,237	371,827
Chimera Investment Corp.	53,163	847,950
City Office REIT Inc.	5,073	64,579
Colony Capital Inc.	31,206	568,885
Colony Starwood Homes[b]	17,338	497,601
Columbia Property Trust Inc.	32,440	726,332
Communications Sales & Leasing Inc.[a]	34,262	1,076,169
Community Healthcare Trust Inc.	3,398	74,484
CorEnergy Infrastructure Trust Inc.[b]	4,096	120,136
CoreSite Realty Corp.	8,977	664,657
Corporate Office Properties Trust	26,636	755,131
Corrections Corp. of America	30,859	428,014
Cousins Properties Inc.	57,606	601,407
Crown Castle International Corp.	91,427	8,613,338
CubeSmart	49,383	1,346,181
CyrusOne Inc.[b]	19,560	930,469
CYS Investments Inc.	45,337	395,339
DCT Industrial Trust Inc.	24,583	1,193,505
DDR Corp.	84,054	1,465,061
DiamondRock Hospitality Co.	54,475	495,722
Digital Realty Trust Inc.[b]	40,221	3,906,263
Douglas Emmett Inc.	38,919	1,425,603
Duke Realty Corp.	95,784	2,617,777
DuPont Fabros Technology Inc.[b]	20,739	855,484
Dynex Capital Inc.	14,293	106,054
Easterly Government Properties Inc.[b]	7,298	139,246

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
EastGroup Properties Inc.	9,079	$667,851
Education Realty Trust Inc.	20,011	863,275
Empire State Realty Trust Inc. Class A	32,649	683,997
EPR Properties	17,053	1,342,753
Equinix Inc.	18,819	6,779,545
Equity Commonwealth[a]	33,902	1,024,518
Equity Lifestyle Properties Inc.	20,768	1,602,874
Equity One Inc.	24,665	754,996
Equity Residential	96,902	6,233,706
Essex Property Trust Inc.	17,663	3,933,550
Extra Space Storage Inc.[b]	32,786	2,603,536
Farmland Partners Inc.	3,143	35,202
Federal Realty Investment Trust	19,171	2,950,992
FelCor Lodging Trust Inc.	38,469	247,356
First Industrial Realty Trust Inc.	31,340	884,415
First Potomac Realty Trust	15,221	139,272
Forest City Realty Trust Inc. Class A	63,065	1,458,693
Four Corners Property Trust Inc.	16,273	347,103
Franklin Street Properties Corp.	29,531	372,091
General Growth Properties Inc.	156,476	4,318,738
GEO Group Inc. (The)	20,925	497,596
Getty Realty Corp.	6,796	162,628
Gladstone Commercial Corp.[b]	6,673	124,318
Global Medical REIT Inc.	4,102	40,036
Global Net Lease Inc.	46,032	375,621
Government Properties Income Trust[b]	17,884	404,536
Gramercy Property Trust[b]	117,581	1,133,481
Great Ajax Corp.	6,320	86,268
Hannon Armstrong Sustainable Infrastructure Capital Inc.	11,778	275,252
HCP Inc.[b]	127,076	4,822,534
Healthcare Realty Trust Inc.	30,904	1,052,590
Healthcare Trust of America Inc. Class A	36,320	1,184,758
Hersha Hospitality Trust[b]	13,080	235,702
Highwoods Properties Inc.	25,768	1,343,028
Hospitality Properties Trust	41,238	1,225,593
Host Hotels & Resorts Inc.[b]	199,171	3,101,092
Hudson Pacific Properties Inc.	25,335	832,761
Independence Realty Trust Inc.	10,419	93,771
InfraREIT Inc.[a]	10,391	188,493
Invesco Mortgage Capital Inc.	31,961	486,766
Investors Real Estate Trust[b]	32,844	195,422

Security	Shares	Value
Iron Mountain Inc.[b]	70,314	$2,638,884
iStar Inc.[a,b]	21,945	235,470
Kilroy Realty Corp.[b]	24,505	1,699,422
Kimco Realty Corp.	109,207	3,161,543
Kite Realty Group Trust	21,623	599,390
Ladder Capital Corp.	11,038	146,143
Lamar Advertising Co. Class A	22,034	1,439,041
LaSalle Hotel Properties[b]	29,022	692,755
Lexington Realty Trust	61,430	632,729
Liberty Property Trust	40,411	1,630,584
Life Storage Inc.	12,198	1,084,890
LTC Properties Inc.[b]	10,403	540,852
Macerich Co. (The)	39,021	3,155,628
Mack-Cali Realty Corp.	25,450	692,749
Medical Properties Trust Inc.[b]	65,952	974,111
MFA Financial Inc.	102,078	763,543
Mid-America Apartment Communities Inc.[b]	20,891	1,963,545
Monmouth Real Estate Investment Corp.[b]	17,751	253,307
Monogram Residential Trust Inc.	42,875	456,190
National Health Investors Inc.[b]	9,743	764,631
National Retail Properties Inc.	39,086	1,987,523
National Storage Affiliates Trust	9,584	200,689
New Residential Investment Corp.	65,813	908,878
New Senior Investment Group Inc.[b]	22,911	264,393
New York Mortgage Trust Inc.[b]	26,479	159,404
New York REIT Inc.[b]	45,281	414,321
NexPoint Residential Trust Inc.	4,648	91,380
NorthStar Realty Europe Corp.	15,972	174,893
NorthStar Realty Finance Corp.	47,916	631,054
Omega Healthcare Investors Inc.	49,626	1,759,242
One Liberty Properties Inc.	2,993	72,311
Orchid Island Capital Inc.	5,275	54,965
Outfront Media Inc.	36,732	868,712
Owens Realty Mortgage Inc.	2,705	46,851
Paramount Group Inc.	50,674	830,547
Parkway Properties Inc./Md	21,855	371,754
Pebblebrook Hotel Trust[b]	18,876	502,102
Pennsylvania REIT	18,305	421,564
PennyMac Mortgage Investment Trust[c]	18,876	294,088

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Physicians Realty Trust[b]	36,081	$777,185
Piedmont Office Realty Trust Inc. Class Ab	40,063	872,171
Pinnacle Entertainment Inc.	50,703	1,696,015
Post Properties Inc.	14,141	935,144
Potlatch Corp.	10,526	409,356
Preferred Apartment Communities Inc.	6,564	88,680
Prologis Inc.	142,820	7,646,583
PS Business Parks Inc.	5,547	629,973
Public Storage	40,160	8,961,302
QTS Realty Trust Inc. Class A	12,523	661,841
RAIT Financial Trust	24,432	82,580
Ramco-Gershenson Properties Trust	20,409	382,465
Rayonier Inc.	32,682	867,380
Realty Income Corp.	70,045	4,688,112
Redwood Trust Inc.	20,542	290,875
Regency Centers Corp.	28,008	2,170,340
Resource Capital Corp.	8,179	104,773
Retail Opportunity Investments Corp.	30,592	671,800
Retail Properties of America Inc. Class A	65,523	1,100,786
Rexford Industrial Realty Inc.	17,648	403,963
RLJ Lodging Trust	34,408	723,600
Ryman Hospitality Properties Inc.	11,429	550,421
Sabra Health Care REIT Inc.	17,652	444,477
Saul Centers Inc.	3,204	213,386
Select Income REIT	18,497	497,569
Senior Housing Properties Trust[b]	61,797	1,403,410
Seritage Growth Properties Class Ab	6,735	341,330
Silver Bay Realty Trust Corp.	10,176	178,385
Simon Property Group Inc.	83,943	17,377,040
SL Green Realty Corp.	26,620	2,877,622
Spirit Realty Capital Inc.	133,408	1,778,329
STAG Industrial Inc.[b]	19,828	485,984
Starwood Property Trust Inc.[b]	62,357	1,404,280
STORE Capital Corp.	40,771	1,201,521
Summit Hotel Properties Inc.	23,832	313,629
Sun Communities Inc.[b]	16,901	1,326,390
Sunstone Hotel Investors Inc.[b]	60,895	778,847

Security	Shares	Value
Tanger Factory Outlet Centers Inc.	26,170	$1,019,583
Taubman Centers Inc.	16,272	1,210,799
Terreno Realty Corp.	11,733	322,775
Tier REIT Inc.	12,889	199,006
Two Harbors Investment Corp.	91,452	780,086
UDR Inc.	71,918	2,588,329
UMH Properties Inc.	10,163	121,143
United Development Funding IVb	7,998	25,594
Universal Health Realty Income Trust	2,895	182,443
Urban Edge Properties	25,255	710,676
Urstadt Biddle Properties Inc. Class A	5,967	132,587
Ventas Inc.	91,859	6,488,001
VEREIT Inc.	263,789	2,735,492
Vornado Realty Trust	46,708	4,727,317
Washington Prime Group Inc.	53,018	656,363
Washington REIT	19,822	616,861
Weingarten Realty Investors	31,646	1,233,561
Welltower Inc.	97,135	7,262,784
Western Asset Mortgage Capital Corp.	12,085	125,926
Weyerhaeuser Co.	202,261	6,460,216
Whitestone REIT[b]	9,725	134,983
WP Carey Inc.	28,511	1,839,815
Xenia Hotels & Resorts Inc.	28,930	439,157

		271,972,456
FOOD & STAPLES RETAILING — 1.89%
Andersons Inc. (The)	7,223	261,328
Casey’s General Stores Inc.	10,518	1,263,738
Chefs’ Warehouse Inc. (The)[a,b]	5,844	65,102
Costco Wholesale Corp.	119,243	18,185,750
CVS Health Corp.	293,028	26,076,562
Ingles Markets Inc. Class A	3,165	125,144
Kroger Co. (The)	258,878	7,683,499
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,938	21,628
Performance Food Group Co.[a,b]	9,865	244,652
PriceSmart Inc.	5,395	451,885
Rite Aid Corp.[a]	278,860	2,144,433
Smart & Final Stores Inc.[a,b]	7,229	92,314
SpartanNash Co.	9,495	274,595
Sprouts Farmers Market Inc.[a]	36,823	760,395

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
SUPERVALU Inc.[a,b]	67,706	$337,853
Sysco Corp.	142,887	7,002,892
U.S. Foods Holding Corp.[a]	12,132	286,437
United Natural Foods Inc.[a]	14,065	563,163
Village Super Market Inc. Class A	1,338	42,829
Wal-Mart Stores Inc.	413,453	29,818,230
Walgreens Boots Alliance Inc.	235,374	18,975,852
Weis Markets Inc.	2,888	153,064
Whole Foods Market Inc.	86,630	2,455,961

		117,287,306
FOOD PRODUCTS — 1.74%
AdvancePierre Foods Holdings Inc.	5,850	161,226
Alico Inc.	918	24,657
Amplify Snack Brands Inc.[a,b]	8,792	142,430
Archer-Daniels-Midland Co.	157,951	6,660,794
B&G Foods Inc.	17,802	875,502
Blue Buffalo Pet Products Inc.[a,b]	15,961	379,233
Bunge Ltd.	37,644	2,229,654
Cal-Maine Foods Inc.[b]	8,801	339,191
Calavo Growers Inc.	4,356	285,013
Campbell Soup Co.	50,605	2,768,093
ConAgra Foods Inc.	118,808	5,597,045
Darling Ingredients Inc.[a,b]	43,941	593,643
Dean Foods Co.[b]	25,897	424,711
Farmer Bros. Co.[a]	1,747	62,106
Flowers Foods Inc.	46,624	704,955
Fresh Del Monte Produce Inc.	8,302	497,290
Freshpet Inc.[a]	6,340	54,841
General Mills Inc.	162,858	10,403,369
Hain Celestial Group Inc. (The)[a]	28,259	1,005,455
Hershey Co. (The)	38,153	3,647,427
Hormel Foods Corp.	73,573	2,790,624
Ingredion Inc.	19,784	2,632,459
Inventure Foods Inc.[a,b]	3,486	32,768
J&J Snack Foods Corp.	3,844	457,897
JM Smucker Co. (The)	31,522	4,272,492
John B Sanfilippo & Son Inc.	2,057	105,586
Kellogg Co.	68,054	5,272,143
Kraft Heinz Co. (The)	163,186	14,606,779
Lancaster Colony Corp.	5,330	704,040
Landec Corp.[a,b]	6,718	90,088
Lifeway Foods Inc.[a]	1,140	19,312
Limoneira Co.[b]	2,017	38,121

Security	Shares	Value
McCormick & Co. Inc./MD	31,458	$3,143,283
Mead Johnson Nutrition Co.	50,994	4,029,036
Mondelez International Inc. Class A	408,957	17,953,212
Omega Protein Corp.[a]	4,911	114,770
Pilgrim’s Pride Corp.	15,742	332,471
Pinnacle Foods Inc.	31,927	1,601,778
Post Holdings Inc.[a,b]	17,350	1,338,900
Sanderson Farms Inc.	5,114	492,632
Seaboard Corp.[a]	73	251,120
Seneca Foods Corp. Class Aa	2,295	64,811
Snyder’s-Lance Inc.	21,745	730,197
Tootsie Roll Industries Inc.[b]	5,472	201,534
TreeHouse Foods Inc.[a]	15,004	1,308,199
Tyson Foods Inc. Class A	79,178	5,912,221
WhiteWave Foods Co. (The)[a]	47,741	2,598,543

		107,951,651
GAS UTILITIES — 0.20%
Atmos Energy Corp.	27,770	2,068,032
Chesapeake Utilities Corp.	3,849	235,020
Delta Natural Gas Co. Inc.	1,842	43,932
National Fuel Gas Co.	20,021	1,082,535
New Jersey Resources Corp.	23,712	779,176
Northwest Natural Gas Co.	6,961	418,426
ONE Gas Inc.	14,571	901,071
Piedmont Natural Gas Co. Inc.	22,328	1,340,573
South Jersey Industries Inc.	21,900	647,145
Southwest Gas Corp.	13,018	909,437
Spire Inc.	12,312	784,767
UGI Corp.	47,170	2,133,971
WGL Holdings Inc.	13,387	839,365

		12,183,450
HEALTH CARE EQUIPMENT & SUPPLIES — 2.80%
Abaxis Inc.[b]	5,643	291,292
Abbott Laboratories	400,911	16,954,526
ABIOMED Inc.[a]	10,963	1,409,623
Accuray Inc.[a,b]	18,567	118,272
Alere Inc.[a]	23,994	1,037,501
Align Technology Inc.[a]	19,624	1,839,750
Analogic Corp.	3,138	278,027
AngioDynamics Inc.[a]	6,406	112,361
Anika Therapeutics Inc.[a]	4,319	206,664
AtriCure Inc.[a]	7,362	116,467
Atrion Corp.	398	169,787
Avinger Inc.[a,b]	2,948	14,062

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
AxoGen Inc.[a,b]	6,507	$58,758
Baxter International Inc.	135,814	6,464,746
Becton Dickinson and Co.	57,327	10,303,382
Boston Scientific Corp.[a]	366,722	8,727,984
Cantel Medical Corp.	9,554	745,021
Cardiovascular Systems Inc.[a,b]	7,997	189,849
Cerus Corp.[a]	26,296	163,298
ConforMIS Inc.[a,b]	12,942	128,385
CONMED Corp.	7,361	294,882
Cooper Companies Inc. (The)	12,827	2,299,368
Corindus Vascular Robotics Inc.[a,b]	5,891	6,539
CR Bard Inc.	20,116	4,511,616
CryoLife Inc.	7,060	124,044
Cutera Inc.[a]	4,324	51,542
Cynosure Inc. Class Aa	6,638	338,140
Danaher Corp.	165,737	12,992,123
DENTSPLY SIRONA Inc.	62,526	3,715,920
DexCom Inc.[a,b]	22,584	1,979,713
Edwards Lifesciences Corp.[a]	57,741	6,961,255
Endologix Inc.[a,b]	22,755	291,264
Entellus Medical Inc.[a]	1,408	31,229
Exactech Inc.[a]	2,132	57,628
GenMark Diagnostics Inc.[a,b]	12,177	143,689
Glaukos Corp.[a]	4,303	162,395
Globus Medical Inc. Class Aa,b	19,415	438,197
Haemonetics Corp.[a]	13,186	477,465
Halyard Health Inc.[a]	12,028	416,890
Hill-Rom Holdings Inc.	17,671	1,095,249
Hologic Inc.[a]	75,708	2,939,742
ICU Medical Inc.[a]	3,914	494,651
IDEXX Laboratories Inc.[a]	24,133	2,720,513
Inogen Inc.[a]	3,969	237,743
Insulet Corp.[a,b]	15,901	650,987
Integer Holdings Corp.[a]	8,586	186,230
Integra LifeSciences Holdings Corp.[a,b]	8,427	695,649
Intuitive Surgical Inc.[a]	10,273	7,446,179
Invacare Corp.	8,321	92,946
InVivo Therapeutics Holdings Corp.[a,b]	6,563	44,628
iRadimed Corp.[a,b]	727	12,352
IRIDEX Corp.[a]	2,035	29,487
K2M Group Holdings Inc.[a]	5,090	90,500
LeMaitre Vascular Inc.	3,116	61,821

Security	Shares	Value
Masimo Corp.[a]	11,132	$662,243
Medtronic PLC	383,173	33,106,147
Meridian Bioscience Inc.	10,641	205,265
Merit Medical Systems Inc.[a]	10,863	263,862
Natus Medical Inc.[a]	9,289	364,965
Neogen Corp.[a,b]	10,205	570,868
Nevro Corp.[a,b]	6,391	667,157
Novocure Ltd.[a,b]	13,095	111,831
NuVasive Inc.[a]	13,958	930,440
NxStage Medical Inc.[a]	18,552	463,614
OraSure Technologies Inc.[a]	13,954	111,213
Orthofix International NVa	4,856	207,691
Oxford Immunotec Global PLC[a,b]	7,822	98,244
Penumbra Inc.[a]	6,767	514,224
Quidel Corp.[a,b]	7,480	165,233
ResMed Inc.	37,936	2,457,873
Rockwell Medical Inc.[a,b]	14,175	94,973
RTI Surgical Inc.[a]	14,886	46,593
Second Sight Medical Products Inc.[a,b]	1,215	4,277
Senseonics Holdings Inc.[a,b]	7,501	29,254
Spectranetics Corp. (The)[a,b]	10,456	262,341
St. Jude Medical Inc.	75,567	6,027,224
STAAR Surgical Co.[a,b]	9,474	89,056
Stryker Corp.	92,217	10,734,981
SurModics Inc.[a]	4,039	121,534
Tactile Systems Technology Inc.[a]	1,127	21,075
Tandem Diabetes Care Inc.[a]	2,841	21,762
Teleflex Inc.	11,836	1,989,040
TransEnterix Inc.[a,b]	7,438	12,570
Utah Medical Products Inc.	873	52,205
Varian Medical Systems Inc.[a,b]	25,918	2,579,619
Vascular Solutions Inc.[a]	4,252	205,074
Veracyte Inc.[a]	1,683	12,808
ViewRay Inc.[a]	1,790	8,091
West Pharmaceutical Services Inc.	19,870	1,480,315
Wright Medical Group NVa,b	27,479	674,060
Zeltiq Aesthetics Inc.[a,b]	10,274	402,946
Zimmer Biomet Holdings Inc.	50,171	6,523,233

		173,716,232
HEALTH CARE PROVIDERS & SERVICES — 2.45%
AAC Holdings Inc.[a,b]	1,457	25,337
Acadia Healthcare Co. Inc.[a,b]	19,702	976,234

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Aceto Corp.	7,095	$134,734
Addus HomeCare Corp.[a,b]	1,380	36,101
Adeptus Health Inc. Class Aa,b	3,216	138,449
Aetna Inc.	92,475	10,676,239
Air Methods Corp.[a,b]	9,909	312,034
Almost Family Inc.[a]	2,071	76,151
Amedisys Inc.[a]	7,739	367,138
American Renal Associates Holdings Inc.[a]	2,358	43,081
AmerisourceBergen Corp.	48,400	3,909,752
AMN Healthcare Services Inc.[a]	13,723	437,352
Amsurg Corp.[a]	14,226	953,853
Anthem Inc.	71,701	8,984,852
BioScrip Inc.[a]	15,132	43,732
BioTelemetry Inc.[a]	6,854	127,279
Brookdale Senior Living Inc.[a,b]	51,823	904,311
Capital Senior Living Corp.[a,b]	7,406	124,421
Cardinal Health Inc.	89,021	6,916,932
Centene Corp.[a]	45,675	3,058,398
Chemed Corp.	4,391	619,438
Cigna Corp.	69,348	9,037,431
Civitas Solutions Inc.[a,b]	3,022	55,182
Community Health Systems Inc.[a,b]	31,387	362,206
CorVel Corp.[a]	3,178	122,035
Cross Country Healthcare Inc.[a]	7,025	82,755
DaVita Inc.[a]	45,586	3,011,867
Diplomat Pharmacy Inc.[a,b]	13,243	370,936
Ensign Group Inc. (The)	12,350	248,606
Envision Healthcare Holdings Inc.[a]	51,173	1,139,623
Express Scripts Holding Co.[a]	173,264	12,220,310
Genesis Healthcare Inc.[a]	14,854	39,660
HCA Holdings Inc.[a]	83,491	6,314,424
HealthEquity Inc.[a]	11,704	442,996
HealthSouth Corp.	23,980	972,869
Healthways Inc.[a]	8,645	228,747
Henry Schein Inc.[a]	22,331	3,639,506
Humana Inc.	40,718	7,202,607
Kindred Healthcare Inc.	22,070	225,555
Laboratory Corp. of America Holdings[a]	27,783	3,819,607
Landauer Inc.	2,499	111,156
LHC Group Inc.[a]	3,998	147,446
LifePoint Health Inc.[a]	10,945	648,272

Security	Shares	Value
Magellan Health Inc.[a]	6,390	$343,335
McKesson Corp.	61,623	10,275,635
MEDNAX Inc.[a]	24,601	1,629,816
Molina Healthcare Inc.[a,b]	11,608	676,979
National Healthcare Corp.	2,773	182,990
National Research Corp. Class A	2,004	32,645
Nobilis Health Corp.[a,b]	10,037	33,624
Owens & Minor Inc.	16,539	574,400
Patterson Companies Inc.	22,594	1,037,968
PharMerica Corp.[a,b]	7,748	217,486
Premier Inc.[a,b]	12,319	398,397
Providence Service Corp. (The)[a]	3,245	157,804
Quest Diagnostics Inc.	38,899	3,292,022
Quorum Health Corp.[a]	7,846	49,194
RadNet Inc.[a]	8,486	62,796
Select Medical Holdings Corp.[a]	27,067	365,405
Surgery Partners Inc.[a,b]	4,183	84,664
Surgical Care Affiliates Inc.[a]	7,113	346,830
Team Health Holdings Inc.[a,b]	18,958	617,273
Teladoc Inc.[a,b]	6,539	119,729
Tenet Healthcare Corp.[a,b]	21,784	493,625
Triple-S Management Corp. Class Ba	6,363	139,541
U.S. Physical Therapy Inc.	3,102	194,495
UnitedHealth Group Inc.	256,176	35,864,640
Universal American Corp.	9,671	73,983
Universal Health Services Inc. Class B	23,276	2,868,069
USMD Holdings Inc.[a,b]	631	14,286
VCA Inc.[a]	21,125	1,478,328
WellCare Health Plans Inc.[a]	12,018	1,407,188

		152,342,761
HEALTH CARE TECHNOLOGY — 0.20%
Allscripts Healthcare Solutions Inc.[a]	49,739	655,063
athenahealth Inc.[a,b]	10,360	1,306,603
Castlight Health Inc.[a]	11,148	46,376
Cerner Corp.[a,b]	79,860	4,931,355
Computer Programs & Systems Inc.	2,879	75,027
Cotiviti Holdings Inc.[a,b]	3,409	114,304
Evolent Health Inc.[a,b]	3,445	84,816
HealthStream Inc.[a]	7,260	200,376
HMS Holdings Corp.[a]	22,349	495,477

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
IMS Health Holdings Inc.[a]	40,863	$1,280,647
Inovalon Holdings Inc.[a,b]	15,685	230,726
Medidata Solutions Inc.[a]	14,857	828,426
NantHealth Inc.	1,789	23,525
Omnicell Inc.[a]	8,857	339,223
Press Ganey Holdings Inc.[a]	5,806	234,562
Quality Systems Inc.	13,980	158,254
Veeva Systems Inc.[a]	25,912	1,069,647
Vocera Communications Inc.[a]	5,482	92,646

		12,167,053
HOTELS, RESTAURANTS & LEISURE — 1.98%
Aramark	65,669	2,497,392
Belmond Ltd.[a]	25,508	324,207
Biglari Holdings Inc.[a]	280	122,086
BJ’s Restaurants Inc.[a]	6,357	225,991
Bloomin’ Brands Inc.	32,134	553,990
Bob Evans Farms Inc./DE	4,965	190,160
Bojangles’ Inc.[a,b]	2,883	46,013
Boyd Gaming Corp.[a,b]	24,034	475,393
Brinker International Inc.	15,651	789,280
Buffalo Wild Wings Inc.[a]	5,178	728,752
Caesars Acquisition Co. Class Aa	11,872	147,450
Caesars Entertainment Corp.[a,b]	13,463	100,299
Carnival Corp.	110,876	5,412,966
Carrols Restaurant Group Inc.[a,b]	7,451	98,428
Century Casinos Inc.[a,b]	5,753	39,753
Cheesecake Factory Inc. (The)	12,257	613,585
Chipotle Mexican Grill Inc.[a,b]	7,634	3,232,999
Choice Hotels International Inc.	8,995	405,495
Churchill Downs Inc.	3,881	567,984
Chuy’s Holdings Inc.[a,b]	4,174	116,622
ClubCorp Holdings Inc.	16,888	244,369
Cracker Barrel Old Country Store Inc.	5,368	709,757
Darden Restaurants Inc.	31,680	1,942,618
Dave & Buster’s Entertainment Inc.[a,b]	10,098	395,640
Del Frisco’s Restaurant Group Inc.[a]	6,047	81,453
Del Taco Restaurants Inc.[a]	6,244	74,428
Denny’s Corp.[a]	18,450	197,231
DineEquity Inc.	4,794	379,637
Domino’s Pizza Inc.	13,824	2,099,174
Dunkin’ Brands Group Inc.	25,463	1,326,113

Security	Shares	Value
El Pollo Loco Holdings Inc.[a,b]	7,759	$97,686
Eldorado Resorts Inc.[a]	9,054	127,299
Empire Resorts Inc.[a,b]	753	15,241
Extended Stay America Inc.	19,926	282,949
Fiesta Restaurant Group Inc.[a]	7,580	181,920
Fogo De Chao Inc.[a,b]	1,338	14,143
Golden Entertainment Inc.	2,779	34,654
Habit Restaurants Inc. (The)[a]	3,450	48,300
Hilton Worldwide Holdings Inc.	142,246	3,261,701
Hyatt Hotels Corp. Class Aa,b	6,487	319,290
International Game Technology PLC	24,264	591,556
International Speedway Corp. Class A	7,120	237,950
Interval Leisure Group Inc.	29,725	510,378
Intrawest Resorts Holdings Inc.[a]	3,483	56,494
Isle of Capri Casinos Inc.[a]	5,758	128,288
J Alexander’s Holdings Inc.[a]	4,034	40,864
Jack in the Box Inc.	8,704	835,062
Jamba Inc.[a,b]	3,625	39,585
Kona Grill Inc.[a,b]	3,333	41,896
La Quinta Holdings Inc.[a]	24,208	270,645
Las Vegas Sands Corp.	98,733	5,681,097
Lindblad Expeditions Holdings Inc.[a,b]	3,972	35,748
Luby’s Inc.[a]	5,251	22,527
Marcus Corp. (The)	5,140	128,706
Marriott International Inc./MD Class A	87,569	5,896,021
Marriott Vacations Worldwide Corp.	5,779	423,716
McDonald’s Corp.	240,173	27,706,357
MGM Resorts International[a]	128,699	3,350,035
Monarch Casino & Resort Inc.[a]	2,222	55,928
Nathan’s Famous Inc.[a]	819	43,034
Noodles & Co.[a]	3,290	15,660
Norwegian Cruise Line Holdings Ltd.[a,b]	43,102	1,624,945
Panera Bread Co. Class Aa	6,139	1,195,386
Papa John’s International Inc.	7,360	580,336
Penn National Gaming Inc.[a]	22,748	308,690
Pinnacle Entertainment Inc.[a,b]	14,147	174,574
Planet Fitness Inc. Class Aa,b	4,075	81,785
Popeyes Louisiana Kitchen Inc.[a]	6,370	338,502
Potbelly Corp.[a]	7,543	93,759

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Red Lion Hotels Corp.[a]	3,828	$31,926
Red Robin Gourmet Burgers Inc.[a]	3,821	171,716
Red Rock Resorts Inc. Class A	8,114	191,409
Royal Caribbean Cruises Ltd.	45,669	3,422,892
Ruby Tuesday Inc.[a]	16,508	41,270
Ruth’s Hospitality Group Inc.	8,916	125,894
Scientific Games Corp. Class Aa,b	12,320	138,846
SeaWorld Entertainment Inc.[b]	17,586	237,059
Shake Shack Inc. Class Aa,b	4,072	141,176
Six Flags Entertainment Corp.	18,869	1,011,567
Sonic Corp.	12,876	337,094
Speedway Motorsports Inc.	2,989	53,384
Starbucks Corp.	389,221	21,072,425
Texas Roadhouse Inc.	18,424	719,089
Vail Resorts Inc.	9,955	1,561,740
Wendy’s Co. (The)	59,750	645,300
Wingstop Inc.	4,290	125,697
Wyndham Worldwide Corp.	29,788	2,005,626
Wynn Resorts Ltd.	21,964	2,139,733
Yum! Brands Inc.	105,155	9,549,126
Zoe’s Kitchen Inc.[a,b]	4,887	108,443

		122,863,384
HOUSEHOLD DURABLES — 0.59%
Bassett Furniture Industries Inc.	2,567	59,683
Beazer Homes USA Inc.[a,b]	10,370	120,914
CalAtlantic Group Inc.	20,156	674,017
Cavco Industries Inc.[a]	2,526	250,200
Century Communities Inc.[a]	4,221	90,794
CSS Industries Inc.	2,583	66,073
DR Horton Inc.	91,537	2,764,418
Ethan Allen Interiors Inc.	6,368	199,127
Flexsteel Industries Inc.	1,149	59,426
Garmin Ltd.	29,972	1,441,953
GoPro Inc. Class Aa,b	29,493	491,943
Green Brick Partners Inc.[a,b]	3,753	31,000
Harman International Industries Inc.	19,552	1,651,167
Helen of Troy Ltd.[a]	7,883	679,278
Hooker Furniture Corp.	2,635	64,531
Hovnanian Enterprises Inc. Class Aa,b	26,529	44,834
Installed Building Products Inc.[a]	5,130	184,013
iRobot Corp.[a,b]	6,972	306,629

Security	Shares	Value
KB Home[b]	20,675	$333,281
La-Z-Boy Inc.	13,454	330,430
Leggett & Platt Inc.	36,490	1,663,214
Lennar Corp. Class A	49,018	2,075,422
Lennar Corp. Class B	2,400	80,568
LGI Homes Inc.[a,b]	4,198	154,654
Libbey Inc.	5,220	93,177
Lifetime Brands Inc.	2,267	30,514
M/I Homes Inc.[a]	5,527	130,271
MDC Holdings Inc.	9,883	254,981
Meritage Homes Corp.[a]	10,855	376,669
Mohawk Industries Inc.[a]	16,861	3,377,933
NACCO Industries Inc. Class A	1,364	92,698
New Home Co. Inc. (The)[a,b]	2,182	23,282
Newell Brands Inc.	128,195	6,750,749
NVR Inc.[a]	951	1,559,516
PulteGroup Inc.	95,469	1,913,199
Taylor Morrison Home Corp. Class Aa	8,177	143,915
Tempur Sealy International Inc.[a,b]	14,468	820,914
Toll Brothers Inc.[a]	42,023	1,254,807
TopBuild Corp.[a]	10,150	336,980
TRI Pointe Group Inc.[a]	42,146	555,484
Tupperware Brands Corp.	14,077	920,214
UCP Inc. Class Aa	2,183	19,232
Universal Electronics Inc.[a]	3,826	284,884
WCI Communities Inc.[a]	7,599	180,248
Whirlpool Corp.	20,202	3,275,956
William Lyon Homes Class Aa,b	6,292	116,717
ZAGG Inc.[a]	7,724	62,564

		36,392,473
HOUSEHOLD PRODUCTS — 1.70%
Central Garden & Pet Co.[a,b]	2,730	70,980
Central Garden & Pet Co. Class Aa	9,948	246,710
Church & Dwight Co. Inc.	70,082	3,358,330
Clorox Co. (The)	35,157	4,400,953
Colgate-Palmolive Co.	237,553	17,612,179
Energizer Holdings Inc.	16,131	805,905
HRG Group Inc.[a]	31,567	495,602
Kimberly-Clark Corp.	97,929	12,352,764
Oil-Dri Corp. of America	1,228	46,222
Orchids Paper Products Co.	1,564	42,588
Procter & Gamble Co. (The)[b]	721,227	64,730,123

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Spectrum Brands Holdings Inc.	6,855	$943,865
WD-40 Co.	4,133	464,673

		105,570,894
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	179,373	2,304,943
Atlantic Power Corp.	29,683	73,317
Atlantica Yield PLC	16,635	316,231
Calpine Corp.[a]	97,051	1,226,725
Dynegy Inc.[a,b]	33,995	421,198
NRG Energy Inc.	86,206	966,369
NRG Yield Inc. Class A	8,747	142,751
NRG Yield Inc. Class C	16,399	278,127
Ormat Technologies Inc.	10,382	502,593
Pattern Energy Group Inc.	18,443	414,783
Talen Energy Corp.[a]	21,758	301,348
TerraForm Global Inc. Class A	30,491	125,318
TerraForm Power Inc.	23,903	332,491
Vivint Solar Inc.[a,b]	5,324	16,824

		7,423,018
INDUSTRIAL CONGLOMERATES — 2.16%
3M Co.	160,783	28,334,788
Carlisle Companies Inc.	17,012	1,744,921
General Electric Co.	2,514,903	74,491,427
Honeywell International Inc.	207,725	24,218,657
Raven Industries Inc.	9,459	217,841
Roper Technologies Inc.	27,285	4,978,694

		133,986,328
INSURANCE — 2.82%
Aflac Inc.	109,491	7,869,118
Alleghany Corp.[a]	4,391	2,305,363
Allied World Assurance Co. Holdings AG	23,267	940,452
Allstate Corp. (The)	101,865	7,047,021
Ambac Financial Group Inc.[a,b]	10,524	193,536
American Equity Investment Life Holding Co.	22,360	396,443
American Financial Group Inc./OH	18,772	1,407,900
American International Group Inc.	303,596	18,015,387
American National Insurance Co.	1,876	228,797
AMERISAFE Inc.	4,710	276,854
AmTrust Financial Services Inc.	24,747	663,962

Security	Shares	Value
Aon PLC	71,567	$8,050,572
Arch Capital Group Ltd.[a]	31,175	2,470,930
Argo Group International Holdings Ltd.	7,524	424,504
Arthur J Gallagher & Co.	47,577	2,420,242
Aspen Insurance Holdings Ltd.	15,768	734,631
Assurant Inc.	16,790	1,548,877
Assured Guaranty Ltd.	37,273	1,034,326
Atlas Financial Holdings Inc.[a]	2,989	47,137
Axis Capital Holdings Ltd.	24,849	1,350,046
Baldwin & Lyons Inc. Class B	2,313	59,282
Blue Capital Reinsurance Holdings Ltd.	1,591	29,147
Brown & Brown Inc.	32,233	1,215,506
Chubb Ltd.	126,508	15,895,730
Cincinnati Financial Corp.	40,772	3,075,024
Citizens Inc./TXa,b	10,004	93,637
CNA Financial Corp.	6,899	237,395
CNO Financial Group Inc.	49,257	752,154
Crawford & Co. Class B	6,583	74,717
Donegal Group Inc. Class A	1,963	31,624
eHealth Inc.[a]	5,421	60,769
EMC Insurance Group Inc.	1,695	45,646
Employers Holdings Inc.	7,578	226,052
Endurance Specialty Holdings Ltd.	17,996	1,177,838
Enstar Group Ltd.[a]	3,033	498,838
Erie Indemnity Co. Class A	6,388	652,023
Everest Re Group Ltd.	11,829	2,247,155
FBL Financial Group Inc. Class A	2,541	162,548
Federated National Holding Co.	2,938	54,911
Fidelity & Guaranty Life[b]	3,465	80,353
First American Financial Corp.	29,196	1,146,819
FNF Group	71,395	2,635,189
Genworth Financial Inc. Class Aa	131,394	651,714
Global Indemnity PLC[a]	2,678	79,537
Greenlight Capital Re Ltd. Class Aa	7,336	149,948
Hallmark Financial Services Inc.[a,b]	3,744	38,526
Hanover Insurance Group Inc. (The)	11,659	879,322
Hartford Financial Services Group Inc. (The)	106,899	4,577,415

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
HCI Group Inc.	1,641	$49,821
Heritage Insurance Holdings Inc.	6,182	89,083
Horace Mann Educators Corp.	10,555	386,841
Independence Holding Co.	2,038	35,013
Infinity Property & Casualty Corp.	3,262	269,539
Investors Title Co.	389	38,706
James River Group Holdings Ltd.	4,793	173,507
Kemper Corp.	11,092	436,137
Kinsale Capital Group Inc.	1,805	39,710
Lincoln National Corp.	65,289	3,067,277
Loews Corp.	76,964	3,167,069
Maiden Holdings Ltd.	18,671	236,935
Markel Corp.[a]	3,754	3,486,603
Marsh & McLennan Companies Inc.	142,012	9,550,307
MBIA Inc.[a,b]	38,065	296,526
Mercury General Corp.	5,805	318,404
MetLife Inc.	254,925	11,326,318
National General Holdings Corp.	13,057	290,388
National Interstate Corp.	1,648	53,609
National Western Life Group Inc.	612	125,686
Navigators Group Inc. (The)	3,376	327,202
Old Republic International Corp.	65,693	1,157,511
OneBeacon Insurance Group Ltd. Class A	5,895	84,181
Patriot National Inc.[a,b]	2,183	19,669
Primerica Inc.	12,271	650,731
Principal Financial Group Inc.	72,794	3,749,619
ProAssurance Corp.	14,406	756,027
Progressive Corp. (The)	159,931	5,037,826
Prudential Financial Inc.	120,424	9,832,620
Reinsurance Group of America Inc.	17,230	1,859,806
RenaissanceRe Holdings Ltd.	12,322	1,480,612
RLI Corp.	10,261	701,442
Safety Insurance Group Inc.	4,385	294,760
Selective Insurance Group Inc.	14,944	595,668
State Auto Financial Corp.	3,950	94,050
State National Companies Inc.	6,744	74,993
Stewart Information Services Corp.	7,111	316,084

Security	Shares	Value
Third Point Reinsurance Ltd.[a]	15,679	$188,148
Torchmark Corp.	32,306	2,064,030
Travelers Companies Inc. (The)	79,930	9,155,981
Trupanion Inc.[a,b]	2,467	41,692
United Fire Group Inc.	5,160	218,371
United Insurance Holdings Corp.	4,325	73,439
Universal Insurance Holdings Inc.	9,501	239,425
Unum Group	64,720	2,285,263
Validus Holdings Ltd.	20,423	1,017,474
White Mountains Insurance Group Ltd.	1,274	1,057,420
WMIH Corp.[a,b]	54,780	128,185
WR Berkley Corp.	26,055	1,504,937
XL Group Ltd.	76,110	2,559,579

		175,259,141
INTERNET & DIRECT MARKETING RETAIL — 2.14%
1-800-Flowers.com Inc. Class Aa,b	6,630	60,797
Amazon.com Inc.[a]	106,284	88,992,656
Blue Nile Inc.	3,169	109,077
Duluth Holdings Inc.[a,b]	2,022	53,603
Etsy Inc.[a]	27,685	395,342
Expedia Inc.	32,586	3,803,438
FTD Companies Inc.[a]	4,687	96,412
Gaia Inc.[a]	3,633	26,158
Groupon Inc.[a,b]	99,516	512,508
HSN Inc.	8,748	348,170
Lands’ End Inc.[a,b]	3,890	56,405
Liberty Interactive Corp. QVC Group Series Aa	120,739	2,415,987
Liberty TripAdvisor Holdings Inc. Class Aa	18,970	414,495
Liberty Ventures Series Aa	36,400	1,451,268
Netflix Inc.[a]	111,082	10,947,131
NutriSystem Inc.	7,444	221,012
Overstock.com Inc.[a]	2,939	45,026
PetMed Express Inc.	5,130	104,036
Priceline Group Inc. (The)[a]	13,543	19,928,389
Shutterfly Inc.[a]	9,814	438,097
TripAdvisor Inc.[a,b]	31,134	1,967,046
Wayfair Inc. Class Aa,b	8,360	329,133

		132,716,186

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 4.20%
2U Inc.[a,b]	9,683	$370,762
Actua Corp.[a]	9,808	127,014
Akamai Technologies Inc.[a,b]	46,798	2,479,826
Alarm.com Holdings Inc.[a]	2,116	61,068
Alphabet Inc. Class Aa	80,230	64,509,734
Alphabet Inc. Class Ca	81,090	63,030,446
Amber Road Inc.[a]	2,323	22,417
Angie’s List Inc.[a]	10,909	108,108
Apigee Corp.[a,b]	2,937	51,104
Appfolio Inc.[a]	1,453	28,246
Autobytel Inc.[a]	2,285	40,673
Bankrate Inc.[a]	17,260	146,365
Bazaarvoice Inc.[a,b]	29,200	172,572
Benefitfocus Inc.[a,b]	2,823	112,694
Blucora Inc.[a]	10,449	117,029
Box Inc. Class Aa	12,620	198,891
Brightcove Inc.[a]	7,312	95,422
Carbonite Inc.[a]	2,947	45,266
Care.com Inc.[a]	3,113	31,005
ChannelAdvisor Corp.[a]	5,284	68,322
Cimpress NVa,b	6,771	685,090
CommerceHub Inc. Series Aa	3,632	57,386
CommerceHub Inc. Series Ca	7,264	115,570
comScore Inc.[a]	13,068	400,665
Cornerstone OnDemand Inc.[a]	13,747	631,675
CoStar Group Inc.[a]	8,788	1,902,866
Cvent Inc.[a]	7,166	227,234
DHI Group Inc.[a]	11,787	92,999
EarthLink Holdings Corp.	27,449	170,184
eBay Inc.[a]	290,845	9,568,801
Endurance International Group Holdings Inc.[a]	15,004	131,285
Envestnet Inc.[a]	11,993	437,145
Everyday Health Inc.[a]	6,952	53,461
Facebook Inc. Class Aa	613,202	78,655,421
Five9 Inc.[a]	9,898	155,201
Global Sources Ltd.[a]	2,216	18,792
GoDaddy Inc. Class Aa,b	12,458	430,175
Gogo Inc.[a,b]	14,373	158,678
GrubHub Inc.[a]	21,814	937,784
GTT Communications Inc.[a]	6,424	151,157
Hortonworks Inc.[a]	10,341	86,347
IAC/InterActiveCorp	19,324	1,207,170
inContact Inc.[a,b]	14,377	200,990

Security	Shares	Value
Instructure Inc.[a]	4,329	$109,827
IntraLinks Holdings Inc.[a]	9,525	95,822
j2 Global Inc.	12,967	863,732
Limelight Networks Inc.[a]	16,404	30,675
LinkedIn Corp. Class Aa	31,942	6,104,755
Liquidity Services Inc.[a]	6,068	68,204
LivePerson Inc.[a]	14,304	120,297
LogMeIn Inc.[b]	7,141	645,475
Marchex Inc. Class Ba	6,529	18,085
Match Group Inc.[a,b]	9,365	166,603
MeetMe Inc.[a,b]	11,132	69,018
MINDBODY Inc. Class Aa	3,893	76,536
Monster Worldwide Inc.[a]	21,949	79,236
New Relic Inc.[a]	5,720	219,190
NIC Inc.	16,762	393,907
Numerex Corp. Class Aa	3,731	29,027
Pandora Media Inc.[a,b]	62,303	892,802
Q2 Holdings Inc.[a,b]	7,563	216,756
QuinStreet Inc.[a]	8,524	25,742
Quotient Technology Inc.[a]	15,393	204,881
Rackspace Hosting Inc.[a]	30,019	951,302
RealNetworks Inc.[a]	5,799	25,864
Reis Inc.	2,139	43,764
RetailMeNot Inc.[a]	11,862	117,315
Rightside Group Ltd.[a,b]	3,138	28,556
Shutterstock Inc.[a]	5,039	320,984
SPS Commerce Inc.[a]	4,806	352,808
Stamps.com Inc.[a,b]	4,473	422,743
TechTarget Inc.[a]	4,287	34,553
TrueCar Inc.[a]	12,272	115,848
Twilio Inc. Class Aa	3,145	202,412
Twitter Inc.[a]	172,017	3,964,992
VeriSign Inc.[a,b]	25,890	2,025,634
Web.com Group Inc.[a]	10,563	182,423
WebMD Health Corp.[a,b]	10,014	497,696
Xactly Corp.[a,b]	7,592	111,754
XO Group Inc.[a]	6,889	133,164
Yahoo! Inc.[a]	236,213	10,180,780
Yelp Inc.[a,b]	19,313	805,352
Zillow Group Inc. Class Aa	13,736	473,205
Zillow Group Inc. Class Ca,b	27,679	959,077

		260,673,836
IT SERVICES — 3.75%
Accenture PLC Class A	170,722	20,857,107
Acxiom Corp.[a,b]	22,189	591,337

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
ALJ Regional Holdings Inc.[a,b]	4,995	$23,476
Alliance Data Systems Corp.[a]	15,768	3,382,709
Amdocs Ltd.	40,264	2,329,272
Automatic Data Processing Inc.	124,189	10,953,470
Black Knight Financial Services Inc. Class Aa,b	7,002	286,382
Blackhawk Network Holdings Inc.[a]	15,613	471,044
Booz Allen Hamilton Holding Corp.	30,652	968,910
Broadridge Financial Solutions Inc.	32,451	2,199,853
CACI International Inc. Class Aa	6,863	692,477
Cardtronics PLC Class Aa	11,534	514,416
Cass Information Systems Inc.	2,728	154,541
Cognizant Technology Solutions Corp. Class Aa	165,246	7,883,887
Computer Sciences Corp.	38,095	1,988,940
Convergys Corp.	24,004	730,202
CoreLogic Inc./U.S.[a]	25,101	984,461
CSG Systems International Inc.	8,787	363,167
CSRA Inc.	44,182	1,188,496
Datalink Corp.[a]	3,962	42,037
DST Systems Inc.	8,929	1,052,908
EPAM Systems Inc.[a,b]	13,617	943,794
Euronet Worldwide Inc.[a]	14,068	1,151,184
EVERTEC Inc.	16,942	284,287
ExlService Holdings Inc.[a]	8,463	421,796
Fidelity National Information Services Inc.	88,246	6,797,589
First Data Corp. Class Aa,b	84,546	1,112,625
Fiserv Inc.[a]	60,529	6,020,820
FleetCor Technologies Inc.[a]	25,011	4,345,161
Forrester Research Inc.	3,678	143,074
Gartner Inc.[a]	22,125	1,956,956
Genpact Ltd.[a]	40,719	975,220
Global Payments Inc.	42,106	3,232,057
Hackett Group Inc. (The)	6,463	106,769
Information Services Group Inc.[a]	8,380	33,436
International Business Machines Corp.	240,278	38,168,160
Jack Henry & Associates Inc.	21,149	1,809,297
Leidos Holdings Inc.	35,960	1,556,349
Lionbridge Technologies Inc.[a]	14,555	72,775

Security	Shares	Value
ManTech International Corp./VA Class A	6,004	$226,291
MasterCard Inc. Class A	263,154	26,781,183
MAXIMUS Inc.	17,564	993,420
MoneyGram International Inc.[a,b]	5,638	40,030
NCI Inc. Class A	1,627	18,824
NeuStar Inc. Class Aa,b	15,753	418,872
Paychex Inc.	88,050	5,095,453
PayPal Holdings Inc.[a]	308,515	12,639,860
Perficient Inc.[a]	8,353	168,313
PFSweb Inc.[a,b]	4,814	42,989
Planet Payment Inc.[a]	11,421	42,372
Sabre Corp.	56,076	1,580,222
Science Applications International Corp.	11,932	827,723
ServiceSource International Inc.[a,b]	15,777	76,992
Square Inc.[a,b]	16,107	187,808
Sykes Enterprises Inc.[a]	10,026	282,031
Syntel Inc.[a]	9,478	397,223
TeleTech Holdings Inc.	4,796	139,036
Teradata Corp.[a,b]	35,256	1,092,936
Total System Services Inc.	45,243	2,133,207
Travelport Worldwide Ltd.	32,572	489,557
Unisys Corp.[a,b]	14,069	137,032
Vantiv Inc. Class Aa	42,008	2,363,790
Virtusa Corp.[a]	8,195	202,253
Visa Inc. Class A	520,759	43,066,769
Western Union Co. (The)	133,853	2,786,819
WEX Inc.[a]	10,255	1,108,463
Xerox Corp.	274,807	2,783,795

		232,913,704
LEISURE PRODUCTS — 0.16%
Arctic Cat Inc.	3,244	50,250
Brunswick Corp./DE	24,678	1,203,793
Callaway Golf Co.	24,850	288,508
Escalade Inc.	2,566	32,742
Hasbro Inc.	30,819	2,444,871
JAKKS Pacific Inc.[a]	5,704	49,283
Johnson Outdoors Inc. Class A	1,544	56,155
Malibu Boats Inc. Class Aa	4,991	74,366
Marine Products Corp.	2,636	23,645
Mattel Inc.	92,644	2,805,260
MCBC Holdings Inc.	1,824	20,794
Nautilus Inc.[a]	8,005	181,874

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Performance Sports Group Ltd.[a,b]	11,504	$46,706
Polaris Industries Inc.[b]	16,362	1,267,073
Smith & Wesson Holding Corp.[a,b]	15,754	418,899
Sturm Ruger & Co. Inc.	4,954	286,143
Vista Outdoor Inc.[a]	16,663	664,187

		9,914,549
LIFE SCIENCES TOOLS & SERVICES — 0.77%
Accelerate Diagnostics Inc.[a,b]	5,807	158,299
Agilent Technologies Inc.	88,403	4,162,897
Albany Molecular Research Inc.[a,b]	6,003	99,110
Bio-Rad Laboratories Inc. Class Aa	5,872	961,892
Bio-Techne Corp.	10,270	1,124,565
Bruker Corp.	27,782	629,262
Cambrex Corp.[a]	9,122	405,564
Charles River Laboratories International Inc.[a]	12,733	1,061,168
ChromaDex Corp.[a]	7,722	23,012
Enzo Biochem Inc.[a,b]	10,707	54,499
Fluidigm Corp.[a,b]	6,776	54,276
Illumina Inc.[a]	39,772	7,224,981
INC Research Holdings Inc.[a]	11,015	491,049
Luminex Corp.[a]	10,275	233,448
Medpace Holdings Inc.[a]	2,201	65,722
Mettler-Toledo International Inc.[a]	7,141	2,998,006
NanoString Technologies Inc.[a]	2,604	52,028
NeoGenomics Inc.[a,b]	12,815	105,339
Pacific Biosciences of California Inc.[a,b]	17,984	161,137
PAREXEL International Corp.[a]	14,695	1,020,568
Patheon NVa	8,878	263,055
PerkinElmer Inc.	30,246	1,697,103
PRA Health Sciences Inc.[a]	6,661	376,413
QIAGEN NVa	61,147	1,677,874
Quintiles Transnational Holdings Inc.[a,b]	22,704	1,840,386
Thermo Fisher Scientific Inc.	107,004	17,020,056
VWR Corp.[a]	20,976	594,879
Waters Corp.[a]	20,879	3,309,113

		47,865,701

Security	Shares	Value
MACHINERY — 1.80%
Actuant Corp. Class A	16,676	$387,550
AGCO Corp.	18,368	905,910
Alamo Group Inc.	3,095	203,930
Albany International Corp. Class A	7,114	301,491
Allison Transmission Holdings Inc.	38,455	1,102,889
Altra Industrial Motion Corp.	6,989	202,471
American Railcar Industries Inc.[b]	2,531	104,961
Astec Industries Inc.	5,125	306,834
Barnes Group Inc.	14,188	575,323
Blue Bird Corp.[a]	1,345	19,650
Briggs & Stratton Corp.	12,597	234,934
Caterpillar Inc.	151,996	13,492,685
Chart Industries Inc.[a]	7,747	254,334
CIRCOR International Inc.	4,614	274,810
CLARCOR Inc.	13,147	854,555
Colfax Corp.[a]	26,186	823,026
Columbus McKinnon Corp./NY	5,081	90,645
Crane Co.	13,763	867,207
Cummins Inc.	42,966	5,506,093
Deere & Co.	85,653	7,310,484
Donaldson Co. Inc.	34,485	1,287,325
Douglas Dynamics Inc.	5,760	183,974
Dover Corp.	41,717	3,072,040
Dynamic Materials Corp.	3,781	40,305
Energy Recovery Inc.[a,b]	9,287	148,406
EnPro Industries Inc.	6,349	360,750
ESCO Technologies Inc.	6,960	323,083
ExOne Co. (The)[a,b]	3,274	49,830
Federal Signal Corp.	15,760	208,978
Flowserve Corp.	35,656	1,720,045
Fortive Corp.	82,437	4,196,043
Franklin Electric Co. Inc.	12,234	498,046
FreightCar America Inc.	3,027	43,528
Gencor Industries Inc.[a,b]	2,092	25,062
Global Brass & Copper Holdings Inc.	5,548	160,282
Gorman-Rupp Co. (The)	4,988	127,743
Graco Inc.	15,535	1,149,590
Graham Corp.	2,702	51,608
Greenbrier Companies Inc. (The)	7,125	251,513

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Hardinge Inc.	3,156	$35,126
Harsco Corp.	21,033	208,858
Hillenbrand Inc.	16,225	513,359
Hurco Companies Inc.	1,677	47,073
Hyster-Yale Materials Handling Inc.	2,611	156,999
IDEX Corp.	21,114	1,975,637
Illinois Tool Works Inc.	80,389	9,633,818
Ingersoll-Rand PLC	70,034	4,758,110
ITT Inc.	24,588	881,234
John Bean Technologies Corp.	7,508	529,689
Joy Global Inc.	26,045	722,488
Kadant Inc.	2,973	154,923
Kennametal Inc.	22,664	657,709
Lincoln Electric Holdings Inc.	16,605	1,039,805
Lindsay Corp.[b]	3,249	240,361
Lydall Inc.[a]	4,432	226,608
Manitowoc Co. Inc. (The)	38,824	185,967
Manitowoc Foodservice Inc.[a,b]	34,332	556,865
Meritor Inc.[a]	25,128	279,675
Middleby Corp. (The)[a,b]	15,270	1,887,677
Milacron Holdings Corp.[a,b]	3,849	61,430
Miller Industries Inc./TN	2,804	63,903
Mueller Industries Inc.	14,644	474,759
Mueller Water Products Inc. Class A	40,702	510,810
Navistar International Corp.[a,b]	14,455	330,875
NN Inc.	7,171	130,871
Nordson Corp.	15,737	1,567,877
Omega Flex Inc.	735	28,342
Oshkosh Corp.	20,116	1,126,496
PACCAR Inc.	93,188	5,477,591
Parker-Hannifin Corp.	36,328	4,560,254
Pentair PLC	45,204	2,903,905
Proto Labs Inc.[a,b]	7,023	420,748
RBC Bearings Inc.[a]	5,818	444,961
Rexnord Corp.[a]	22,374	479,027
Snap-on Inc.	15,593	2,369,512
SPX Corp.[a]	10,639	214,270
SPX FLOW Inc.[a]	10,639	328,958
Standex International Corp.	3,211	298,206
Stanley Black & Decker Inc.	40,696	5,004,794
Sun Hydraulics Corp.	5,455	176,033
Supreme Industries Inc. Class A	3,497	67,492
Tennant Co.	4,866	315,317

Security	Shares	Value
Terex Corp.	28,675	$728,632
Timken Co. (The)	18,944	665,692
Titan International Inc.	9,792	99,095
Toro Co. (The)	29,786	1,395,176
TriMas Corp.[a]	11,598	215,839
Trinity Industries Inc.	40,217	972,447
Wabash National Corp.[a,b]	17,730	252,475
WABCO Holdings Inc.[a]	14,754	1,675,022
Wabtec Corp./DE	23,958	1,956,171
Watts Water Technologies Inc. Class A	7,343	476,120
Woodward Inc.	14,287	892,652
Xylem Inc./NY	49,571	2,599,999

		111,695,665
MARINE — 0.02%
Costamare Inc.	7,142	65,278
Kirby Corp.[a]	14,338	891,250
Matson Inc.	10,968	437,404
Scorpio Bulkers Inc.[a]	6,834	23,645

		1,417,577
MEDIA — 2.87%
AMC Entertainment Holdings Inc. Class A	5,435	168,974
AMC Networks Inc. Class Aa	16,600	860,876
Cable One Inc.	1,265	738,760
Carmike Cinemas Inc.[a]	7,358	240,533
CBS Corp. Class B NVS	109,924	6,017,240
Central European Media Enterprises Ltd. Class Aa,b	19,776	45,683
Charter Communications Inc. Class Aa	54,852	14,808,394
Cinemark Holdings Inc.	28,793	1,102,196
Clear Channel Outdoor Holdings Inc. Class A	10,664	62,278
Comcast Corp. Class A	658,544	43,687,809
Daily Journal Corp.[a,b]	220	48,180
Discovery Communications Inc. Class Aa,b	40,733	1,096,532
Discovery Communications Inc. Class C NVS[a]	63,982	1,683,366
DISH Network Corp. Class Aa	60,025	3,288,170
Entercom Communications Corp. Class A	6,106	79,012
Entravision Communications Corp. Class A	21,168	161,512

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Eros International PLC[a,b]	7,851	$120,277
EW Scripps Co. (The) Class Aa	16,127	256,419
Gannett Co. Inc.	29,585	344,369
Global Eagle Entertainment Inc.[a,b]	11,095	92,199
Gray Television Inc.[a,b]	17,162	177,798
Hemisphere Media Group Inc.[a,b]	2,204	28,101
IMAX Corp.[a,b]	15,653	453,467
Interpublic Group of Companies Inc. (The)	110,414	2,467,753
John Wiley & Sons Inc. Class A	11,805	609,256
Liberty Braves Group Class Aa	2,741	47,830
Liberty Braves Group Class Ca	9,093	158,036
Liberty Broadband Corp. Class Aa	7,330	514,273
Liberty Broadband Corp. Class Ca,b	27,967	1,999,081
Liberty Media Group LLC Class Aa	6,794	194,648
Liberty Media Group LLC Class Ca,b	13,133	369,563
Liberty SiriusXM Group Class Aa	24,696	839,170
Liberty SiriusXM Group Class Ca	49,834	1,664,954
Lions Gate Entertainment Corp.	24,670	493,153
Live Nation Entertainment Inc.[a]	35,639	979,360
Loral Space & Communications Inc.[a,b]	3,334	130,393
Madison Square Garden Co. (The)[a]	5,283	894,993
MDC Partners Inc. Class A	12,460	133,571
Media General Inc.[a]	29,076	535,871
Meredith Corp.	9,560	497,024
MSG Networks Inc. Class Aa,b	15,814	294,299
National CineMedia Inc.	14,539	214,014
New Media Investment Group Inc.	11,808	183,024
New York Times Co. (The) Class A	36,594	437,298
News Corp. Class A	106,026	1,482,244
News Corp. Class B	31,180	443,380
Nexstar Broadcasting Group Inc. Class Ab	8,759	505,482
Omnicom Group Inc.	64,298	5,465,330

Security	Shares	Value
Radio One Inc. Class Da	6,659	$20,177
Reading International Inc. Class Aa	4,440	59,274
Regal Entertainment Group Class A	21,307	463,427
Saga Communications Inc. Class A	1,210	54,861
Salem Media Group Inc. Class A	2,983	17,540
Scholastic Corp.	6,724	264,657
Scripps Networks Interactive Inc. Class A	22,393	1,421,732
Sinclair Broadcast Group Inc. Class A	17,681	510,627
Sirius XM Holdings Inc.[a,b]	484,152	2,018,914
Starz Series Aa	22,357	697,315
TEGNA Inc.	59,177	1,293,609
Time Inc.	28,860	417,893
Time Warner Inc.	215,274	17,137,963
Townsquare Media Inc. Class Aa	2,312	21,594
Tribune Media Co.	20,960	765,459
tronc Inc.	9,251	156,157
Twenty-First Century Fox Inc. Class A	296,089	7,171,276
Twenty-First Century Fox Inc. Class B	133,227	3,296,036
Viacom Inc. Class A	2,591	110,947
Viacom Inc. Class B NVS	93,657	3,568,332
Walt Disney Co. (The)	443,430	41,176,910
World Wrestling Entertainment Inc. Class A	10,664	227,143

		177,987,988
METALS & MINING — 0.50%
AK Steel Holding Corp.[a,b]	64,461	311,347
Alcoa Inc.	357,783	3,627,920
Allegheny Technologies Inc.[b]	27,905	504,243
Ampco-Pittsburgh Corp.	2,312	25,640
Carpenter Technology Corp.	11,841	488,560
Century Aluminum Co.[a,b]	13,463	93,568
Cliffs Natural Resources Inc.[a]	59,588	348,590
Coeur Mining Inc.[a,b]	43,024	508,974
Commercial Metals Co.	30,133	487,853
Compass Minerals International Inc.[b]	9,488	699,266

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Ferroglobe PLC	15,779	$142,484
Freeport-McMoRan Inc.	361,767	3,928,790
Gerber Scientific Inc. Escrow[a]	5,665	57
Gold Resource Corp.	13,491	100,103
Handy & Harman Ltd.[a,b]	1,545	32,507
Haynes International Inc.	3,129	116,117
Hecla Mining Co.	104,677	596,659
Kaiser Aluminum Corp.	5,175	447,586
Materion Corp.	5,247	161,135
Newmont Mining Corp.	144,529	5,678,544
Nucor Corp.	86,693	4,286,969
Olympic Steel Inc.	2,275	50,277
Real Industry Inc.[a]	5,906	36,145
Reliance Steel & Aluminum Co.	18,887	1,360,431
Royal Gold Inc.	17,908	1,386,616
Ryerson Holding Corp.[a,b]	2,850	32,177
Schnitzer Steel Industries Inc. Class A	6,581	137,543
Southern Copper Corp.	22,755	598,456
Steel Dynamics Inc.	63,187	1,579,043
Stillwater Mining Co.[a]	35,189	470,125
SunCoke Energy Inc.	18,318	146,910
Tahoe Resources Inc.	81,236	1,042,258
TimkenSteel Corp.	10,580	110,561
U.S. Steel Corp.	41,961	791,384
Worthington Industries Inc.	11,880	570,596

		30,899,434
MORTGAGE REAL ESTATE INVESTMENT — 0.00%
MTGE Investment Corp.	10,845	186,426

		186,426
MULTI-UTILITIES — 0.97%
Ameren Corp.	65,712	3,231,716
Avista Corp.	17,391	726,770
Black Hills Corp.[b]	13,519	827,633
CenterPoint Energy Inc.	116,475	2,705,714
CMS Energy Corp.	76,261	3,203,725
Consolidated Edison Inc.	82,952	6,246,286
Dominion Resources Inc./VA	168,508	12,515,089
DTE Energy Co.	49,143	4,603,225
MDU Resources Group Inc.	52,632	1,338,958
NiSource Inc.	88,314	2,129,250
NorthWestern Corp.	13,312	765,839
Public Service Enterprise Group Inc.	137,575	5,760,265
SCANA Corp.	35,434	2,564,359

Security	Shares	Value
Sempra Energy	67,998	$7,288,706
Unitil Corp.	3,617	141,280
Vectren Corp.	22,705	1,139,791
WEC Energy Group Inc.	86,478	5,178,303

		60,366,909
MULTILINE RETAIL — 0.49%
Big Lots Inc.	11,536	550,844
Dillard’s Inc. Class A	4,742	298,793
Dollar General Corp.	77,657	5,435,213
Dollar Tree Inc.[a]	61,989	4,892,792
Fred’s Inc. Class A	9,545	86,478
JC Penney Co. Inc.[a,b]	86,230	795,041
Kohl’s Corp.	50,048	2,189,600
Macy’s Inc.	84,621	3,135,208
Nordstrom Inc.	33,762	1,751,573
Ollie’s Bargain Outlet Holdings Inc.[a,b]	5,611	147,064
Sears Holdings Corp.[a,b]	3,449	39,525
Target Corp.	161,083	11,063,180
Tuesday Morning Corp.[a,b]	10,919	65,296

		30,450,607
OIL, GAS & CONSUMABLE FUELS — 5.63%
Abraxas Petroleum Corp.[a]	20,971	35,441
Adams Resources & Energy Inc.	608	23,907
Alon USA Energy Inc.	9,593	77,320
Anadarko Petroleum Corp.	152,514	9,663,287
Antero Resources Corp.[a,b]	49,025	1,321,224
Apache Corp.	103,108	6,585,508
Ardmore Shipping Corp.	4,684	32,975
Bill Barrett Corp.[a,b]	12,492	69,456
Cabot Oil & Gas Corp.	126,506	3,263,855
California Resources Corp.[b]	9,810	122,625
Callon Petroleum Co.[a,b]	33,295	522,732
Carrizo Oil & Gas Inc.[a,b]	15,305	621,689
Cheniere Energy Inc.[a,b]	54,249	2,365,256
Chesapeake Energy Corp.[a]	168,303	1,055,260
Chevron Corp.	513,763	52,876,488
Cimarex Energy Co.	25,453	3,420,120
Clayton Williams Energy Inc.[a,b]	1,593	136,106
Clean Energy Fuels Corp.[a]	17,172	76,759
Cobalt International Energy Inc.[a]	97,468	120,860
Concho Resources Inc.[a]	38,394	5,273,416
ConocoPhillips	339,473	14,756,891
CONSOL Energy Inc.	63,879	1,226,477

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Contango Oil & Gas Co.[a]	5,130	$52,429
Continental Resources Inc./OKa,b	23,524	1,222,307
CVR Energy Inc.	4,266	58,743
Delek U.S. Holdings Inc.	15,323	264,935
Denbury Resources Inc.	91,454	295,396
Devon Energy Corp.	141,976	6,262,561
DHT Holdings Inc.	28,527	119,528
Diamondback Energy Inc.[a,b]	21,185	2,045,200
Dorian LPG Ltd.[a,b]	6,349	38,094
Earthstone Energy Inc.[a,b]	353	3,036
Eclipse Resources Corp.[a]	7,850	25,827
Energen Corp.	26,676	1,539,739
EOG Resources Inc.	150,509	14,555,725
EP Energy Corp. Class Aa,b	9,109	39,897
EQT Corp.	47,179	3,426,139
Erin Energy Corp.[a,b]	3,618	8,502
Evolution Petroleum Corp.	4,023	25,264
EXCO Resources Inc.[a,b]	39,421	42,180
Exxon Mobil Corp.	1,138,961	99,408,516
Frontline Ltd./Bermuda[b]	21,318	152,850
GasLog Ltd.	11,202	162,989
Gener8 Maritime Inc.[a]	14,875	76,160
Golar LNG Ltd.	23,399	496,059
Green Plains Inc.	9,903	259,459
Gulfport Energy Corp.[a,b]	33,463	945,330
Hess Corp.	76,572	4,105,791
HollyFrontier Corp.	44,047	1,079,151
Isramco Inc.[a]	237	19,766
Jones Energy Inc. Class Aa,b	9,910	35,280
Kinder Morgan Inc./DE	527,024	12,190,065
Kosmos Energy Ltd.[a]	40,472	259,426
Laredo Petroleum Inc.[a]	40,409	521,276
Marathon Oil Corp.	230,217	3,639,731
Marathon Petroleum Corp.	143,171	5,811,311
Matador Resources Co.[a,b]	23,009	560,039
Murphy Oil Corp.	44,357	1,348,453
Navios Maritime Acquisition Corp.	21,351	28,824
Newfield Exploration Co.[a]	54,428	2,365,441
Noble Energy Inc.	115,520	4,128,685
Nordic American Tankers Ltd.[b]	22,426	226,727
Northern Oil and Gas Inc.[a,b]	16,439	44,057
Oasis Petroleum Inc.[a,b]	48,884	560,699
Occidental Petroleum Corp.	208,696	15,218,112

Security	Shares	Value
ONEOK Inc.	56,623	$2,909,856
Overseas Shipholding Group Inc.	9,755	103,110
Pacific Ethanol Inc.[a,b]	5,269	36,409
Panhandle Oil and Gas Inc. Class A	3,616	63,388
Par Pacific Holdings Inc.[a]	8,977	117,414
Parsley Energy Inc. Class Aa	44,237	1,482,382
PBF Energy Inc.	25,407	575,214
PDC Energy Inc.[a]	15,140	1,015,288
PetroCorp Inc. Escrow[a]	1,248	—
Phillips 66	122,834	9,894,279
Pioneer Natural Resources Co.	44,236	8,212,413
QEP Resources Inc.	64,879	1,267,087
Range Resources Corp.	55,110	2,135,512
Renewable Energy Group Inc.[a,b]	10,659	90,282
REX American Resources Corp.[a,b]	1,636	138,667
Ring Energy Inc.[a]	13,377	146,478
RSP Permian Inc.[a,b]	21,055	816,513
Sanchez Energy Corp.[a]	14,419	127,464
Scorpio Tankers Inc.	48,520	224,648
SemGroup Corp. Class A	14,375	508,300
Ship Finance International Ltd.[b]	17,079	251,574
SM Energy Co.	23,406	903,003
Southwestern Energy Co.[a]	133,158	1,842,907
Spectra Energy Corp.	190,600	8,148,150
Synergy Resources Corp.[a]	49,554	343,409
Targa Resources Corp.	42,738	2,098,863
Teekay Corp.	11,776	90,793
Teekay Tankers Ltd. Class A	27,019	68,358
Tesoro Corp.	32,465	2,582,915
Valero Energy Corp.	127,940	6,780,820
W&T Offshore Inc.[a]	8,980	15,805
Western Refining Inc.	21,877	578,865
Westmoreland Coal Co.[a]	4,419	39,152
Whiting Petroleum Corp.[a,b]	54,046	472,362
Williams Companies Inc. (The)	187,418	5,759,355
World Fuel Services Corp.	18,606	860,714
WPX Energy Inc.[a]	90,401	1,192,389

		349,211,489
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	10,152	257,861
Clearwater Paper Corp.[a]	4,763	308,023
Deltic Timber Corp.	2,858	193,573

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Domtar Corp.	17,110	$635,294
KapStone Paper and Packaging Corp.	23,087	436,806
Louisiana-Pacific Corp.[a]	40,172	756,439
Neenah Paper Inc.	4,132	326,469
PH Glatfelter Co.	11,015	238,805
Schweitzer-Mauduit International Inc.	8,038	309,945

		3,463,215
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.	123,784	700,617
Coty Inc. Class Ab	39,116	919,226
Edgewell Personal Care Co.[a]	15,886	1,263,255
Estee Lauder Companies Inc. (The) Class A	58,910	5,217,069
Herbalife Ltd.[a,b]	20,330	1,260,257
Inter Parfums Inc.	4,241	136,857
Lifevantage Corp.[a,b]	3,706	35,059
Medifast Inc.	3,588	135,590
Natural Health Trends Corp.[b]	1,912	54,033
Nature’s Sunshine Products Inc.	3,045	48,720
Nu Skin Enterprises Inc. Class A	15,142	980,899
Nutraceutical International Corp.[a]	2,090	65,292
Revlon Inc. Class Aa	2,990	109,972
Synutra International Inc.[a,b]	4,457	18,987
USANA Health Sciences Inc.[a,b]	1,596	220,807

		11,166,640
PHARMACEUTICALS — 4.67%
AcelRx Pharmaceuticals Inc.[a,b]	9,547	37,138
Aclaris Therapeutics Inc.[a]	1,485	38,031
Aerie Pharmaceuticals Inc.[a]	6,890	260,029
Agile Therapeutics Inc.[a,b]	2,716	18,958
Akorn Inc.[a]	22,779	620,956
Allergan PLC[a]	107,982	24,869,334
Amphastar Pharmaceuticals Inc.[a,b]	7,952	150,849
Ampio Pharmaceuticals Inc.[a,b]	11,854	8,774
ANI Pharmaceuticals Inc.[a]	1,783	118,302
Aratana Therapeutics Inc.[a,b]	6,574	61,533
Axsome Therapeutics Inc.[a,b]	3,000	23,640
Bio-Path Holdings Inc.[a,b]	22,406	31,368
Bristol-Myers Squibb Co.	456,368	24,607,363
Catalent Inc.[a]	26,619	687,835
Cempra Inc.[a,b]	11,470	277,574

Security	Shares	Value
Clearside Biomedical Inc.[a]	2,228	$38,656
Collegium Pharmaceutical Inc.[a]	1,737	33,455
Corcept Therapeutics Inc.[a,b]	24,857	161,570
Depomed Inc.[a,b]	15,560	388,844
Dermira Inc.[a]	7,009	237,044
DURECT Corp.[a]	27,049	37,598
Egalet Corp.[a,b]	5,977	45,485
Eli Lilly & Co.	266,100	21,357,186
Endo International PLC[a]	55,652	1,121,388
Endocyte Inc.[a,b]	11,588	35,807
Flex Pharma Inc.[a]	1,437	16,928
Heska Corp.[a]	2,294	124,862
Horizon Pharma PLC[a,b]	43,530	789,199
Impax Laboratories Inc.[a]	19,083	452,267
Innoviva Inc.	25,447	279,663
Intersect ENT Inc.[a]	8,332	131,979
Intra-Cellular Therapies Inc.[a,b]	9,586	146,091
Johnson & Johnson	750,878	88,701,218
Lannett Co. Inc.[a,b]	6,624	176,000
Lipocine Inc.[a,b]	4,465	19,914
Mallinckrodt PLC[a]	30,189	2,106,588
Medicines Co. (The)[a,b]	18,307	690,906
Merck & Co. Inc.	757,117	47,251,672
Mylan NVa	124,509	4,746,283
MyoKardia Inc.[a,b]	1,627	26,585
Nektar Therapeutics[a]	34,864	598,963
Neos Therapeutics Inc.[a,b]	1,452	9,554
Ocular Therapeutix Inc.[a,b]	4,565	31,362
Omeros Corp.[a,b]	10,432	116,421
Pacira Pharmaceuticals Inc./DEa	9,221	315,543
Paratek Pharmaceuticals Inc.[a,b]	2,942	38,275
Perrigo Co. PLC	37,445	3,457,297
Pfizer Inc.	1,642,141	55,619,316
Phibro Animal Health Corp.	5,554	150,958
Prestige Brands Holdings Inc.[a]	14,364	693,350
Reata Pharmaceuticals Inc.[a,b]	1,531	40,357
Revance Therapeutics Inc.[a,b]	4,113	66,672
SciClone Pharmaceuticals Inc.[a]	14,718	150,859
Sucampo Pharmaceuticals Inc. Class Aa	6,836	84,151
Supernus Pharmaceuticals Inc.[a]	13,788	340,977
Teligent Inc.[a,b]	7,914	60,146
Tetraphase Pharmaceuticals Inc.[a,b]	9,024	34,562

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
TherapeuticsMD Inc.[a,b]	42,110	$286,769
Theravance Biopharma Inc.[a]	9,032	327,320
Titan Pharmaceuticals Inc.[a,b]	5,077	29,853
WaVe Life Sciences Ltd.[a]	1,996	64,810
Zoetis Inc.	124,026	6,450,592
Zogenix Inc.[a,b]	7,353	84,045

		289,981,024
PROFESSIONAL SERVICES — 0.38%
Acacia Research Corp.	13,218	86,181
Advisory Board Co. (The)[a]	10,927	488,874
Barrett Business Services Inc.	1,839	91,233
CBIZ Inc.[a,b]	10,585	118,446
CEB Inc.	8,684	473,018
Cogint Inc.[a,b]	4,097	20,854
CRA International Inc.[a]	2,777	73,840
Dun & Bradstreet Corp. (The)	10,143	1,385,737
Equifax Inc.	32,296	4,346,396
Exponent Inc.	7,070	360,994
Franklin Covey Co.[a]	3,479	61,961
FTI Consulting Inc.[a]	11,637	518,545
GP Strategies Corp.[a]	2,812	69,231
Heidrick & Struggles International Inc.	4,700	87,185
Hill International Inc.[a,b]	6,262	28,868
Huron Consulting Group Inc.[a]	6,078	363,221
ICF International Inc.[a]	5,100	226,032
Insperity Inc.	4,604	334,435
Kelly Services Inc. Class A	6,801	130,715
Kforce Inc.	7,420	152,036
Korn/Ferry International	14,274	299,754
ManpowerGroup Inc.	19,432	1,404,156
Mistras Group Inc.[a]	4,031	94,608
Navigant Consulting Inc.[a]	13,402	270,988
Nielsen Holdings PLC	98,870	5,296,466
On Assignment Inc.[a]	14,031	509,185
Resources Connection Inc.	10,956	163,683
Robert Half International Inc.	34,399	1,302,346
RPX Corp.[a]	13,619	145,587
TransUnion[a]	14,212	490,314
TriNet Group Inc.[a,b]	10,510	227,331
TrueBlue Inc.[a]	10,526	238,519
Verisk Analytics Inc. Class Aa	41,694	3,388,888
WageWorks Inc.[a]	10,244	623,962

		23,873,589

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	12,590	$483,708
Altisource Portfolio Solutions SAa	3,787	122,699
AV Homes Inc.[a,b]	2,506	41,700
CBRE Group Inc. Class Aa	81,349	2,276,145
Consolidated-Tomoka Land Co.	1,053	53,903
Forestar Group Inc.[a,b]	8,934	104,617
FRP Holdings Inc.[a]	1,630	50,644
Griffin Industrial Realty Inc.	193	6,116
HFF Inc. Class A	10,085	279,254
Howard Hughes Corp. (The)[a]	9,825	1,124,963
Jones Lang LaSalle Inc.	12,442	1,415,775
Kennedy-Wilson Holdings Inc.	21,393	482,412
Marcus & Millichap Inc.[a,b]	3,515	91,917
RE/MAX Holdings Inc. Class A	4,671	204,496
Realogy Holdings Corp.	39,512	1,021,780
RMR Group Inc. (The) Class A	1,718	65,181
St. Joe Co. (The)[a,b]	13,128	241,293
Stratus Properties Inc.[a]	1,677	40,919
Tejon Ranch Co.[a]	3,476	84,536
Trinity Place Holdings Inc.[a]	5,228	51,130

		8,243,188
ROAD & RAIL — 0.83%
AMERCO	1,661	538,546
ArcBest Corp.	6,510	123,820
Avis Budget Group Inc.[a]	22,725	777,422
Celadon Group Inc.	8,155	71,275
Covenant Transportation Group Inc. Class Aa	2,815	54,414
CSX Corp.	260,008	7,930,244
Genesee & Wyoming Inc. Class Aa	15,656	1,079,481
Heartland Express Inc.	11,114	209,832
Hertz Global Holdings Inc.[a,b]	19,750	793,160
JB Hunt Transport Services Inc.	24,347	1,975,516
Kansas City Southern	29,743	2,775,617
Knight Transportation Inc.	17,308	496,567
Landstar System Inc.	11,322	770,802
Marten Transport Ltd.	5,929	124,509
Norfolk Southern Corp.	80,433	7,806,827
Old Dominion Freight Line Inc.[a]	17,976	1,233,333
PAM Transportation Services Inc.[a]	834	16,697

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Roadrunner Transportation Systems Inc.[a]	7,151	$57,065
Ryder System Inc.	15,039	991,822
Saia Inc.[a]	6,247	187,160
Swift Transportation Co.[a,b]	18,730	402,133
Union Pacific Corp.	230,162	22,447,700
Universal Logistics Holdings Inc.	1,339	17,969
USA Truck Inc.[a]	1,621	16,599
Werner Enterprises Inc.	11,458	266,628
YRC Worldwide Inc.[a,b]	7,392	91,069

		51,256,207
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.12%
Acacia Communications Inc.[a,b]	1,416	146,244
Advanced Energy Industries Inc.[a]	10,337	489,147
Advanced Micro Devices Inc.[a]	203,428	1,405,687
Alpha & Omega Semiconductor Ltd.[a]	4,528	98,348
Ambarella Inc.[a]	9,139	672,722
Amkor Technology Inc.[a]	24,420	237,362
Analog Devices Inc.	83,674	5,392,789
Applied Materials Inc.	296,826	8,949,304
Applied Micro Circuits Corp.[a]	22,013	152,990
Axcelis Technologies Inc.[a]	6,748	89,613
Broadcom Ltd.	103,169	17,798,716
Brooks Automation Inc.	17,187	233,915
Cabot Microelectronics Corp.	6,018	318,412
Cavium Inc.[a]	17,507	1,018,907
CEVA Inc.[a]	5,951	208,702
Cirrus Logic Inc.[a]	16,745	889,997
Cohu Inc.	6,041	70,921
Cree Inc.[a,b]	26,991	694,209
Cypress Semiconductor Corp.	87,033	1,058,321
Diodes Inc.[a]	9,094	194,066
DSP Group Inc.[a]	6,002	72,084
Entegris Inc.[a]	40,209	700,441
Exar Corp.[a]	9,731	90,596
First Solar Inc.[a,b]	20,487	809,032
FormFactor Inc.[a]	22,106	239,850
GigPeak Inc.[a,b]	12,528	29,441
Impinj Inc.[a]	1,510	56,504
Inphi Corp.[a]	11,592	504,368
Integrated Device Technology Inc.[a]	35,857	828,297

Security	Shares	Value
Intel Corp.	1,291,575	$48,756,956
Intersil Corp. Class A	38,149	836,608
IXYS Corp.	6,501	78,337
KLA-Tencor Corp.	43,110	3,005,198
Kopin Corp.[a]	17,431	38,000
Lam Research Corp.	43,323	4,103,121
Lattice Semiconductor Corp.[a]	30,391	197,238
Linear Technology Corp.	64,633	3,832,091
MACOM Technology Solutions Holdings Inc.[a,b]	5,982	253,278
Marvell Technology Group Ltd.	109,421	1,452,017
Maxim Integrated Products Inc.	77,231	3,083,834
MaxLinear Inc. Class Aa	16,461	333,664
Microchip Technology Inc.	57,182	3,553,289
Micron Technology Inc.[a]	282,446	5,021,890
Microsemi Corp.[a]	31,085	1,304,948
MKS Instruments Inc.	15,104	751,122
Monolithic Power Systems Inc.	10,783	868,032
Nanometrics Inc.[a]	6,060	135,380
NeoPhotonics Corp.[a]	7,173	117,207
NVE Corp.	1,185	69,844
NVIDIA Corp.	138,615	9,497,900
ON Semiconductor Corp.[a]	112,282	1,383,314
PDF Solutions Inc.[a]	9,199	167,146
Photronics Inc.[a]	15,509	159,898
Power Integrations Inc.	7,316	461,127
Qorvo Inc.[a]	34,796	1,939,529
QUALCOMM Inc.	401,041	27,471,308
Rambus Inc.[a]	28,700	358,750
Rudolph Technologies Inc.[a]	8,482	150,471
Semtech Corp.[a]	17,050	472,797
Sigma Designs Inc.[a]	8,728	67,991
Silicon Laboratories Inc.[a]	11,053	649,916
Skyworks Solutions Inc.	51,778	3,942,377
SunPower Corp.[a,b]	14,572	129,982
Synaptics Inc.[a]	10,198	597,399
Teradyne Inc.	54,349	1,172,851
Tessera Technologies Inc.	13,473	517,902
Texas Instruments Inc.	275,061	19,303,781
Ultra Clean Holdings Inc.[a]	6,427	47,624
Ultratech Inc.[a]	6,794	156,806
Veeco Instruments Inc.[a]	10,012	196,536
Xcerra Corp.[a]	12,578	76,223
Xilinx Inc.	69,048	3,752,068

		193,916,735

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
SOFTWARE — 4.41%
8x8 Inc.[a]	24,725	$381,507
A10 Networks Inc.[a,b]	15,692	167,747
ACI Worldwide Inc.[a]	31,069	602,117
Activision Blizzard Inc.	152,326	6,748,042
Adobe Systems Inc.[a]	133,578	14,498,556
American Software Inc./GA Class A	6,142	68,176
ANSYS Inc.[a]	24,254	2,246,163
Aspen Technology Inc.[a,b]	22,400	1,048,096
Atlassian Corp. PLC Class Aa,b	6,717	201,308
Autodesk Inc.[a]	57,617	4,167,438
Barracuda Networks Inc.[a]	6,659	169,671
Blackbaud Inc.	12,824	850,744
Bottomline Technologies de Inc.[a]	11,737	273,589
BroadSoft Inc.[a,b]	8,646	402,471
CA Inc.	79,081	2,615,999
Cadence Design Systems Inc.[a]	81,053	2,069,283
Callidus Software Inc.[a]	14,190	260,386
CDK Global Inc.	41,938	2,405,564
Citrix Systems Inc.[a]	42,205	3,596,710
CommVault Systems Inc.[a]	10,444	554,890
Dell Technologies Inc. – VMware Inc. Class Va	59,265	2,832,867
Digimarc Corp.[a,b]	1,859	71,293
Ebix Inc.	7,462	424,215
Electronic Arts Inc.[a]	79,160	6,760,264
Ellie Mae Inc.[a,b]	8,874	934,432
EnerNOC Inc.[a,b]	6,498	35,154
Epiq Systems Inc.	8,344	137,593
Exa Corp.[a]	3,741	60,043
Fair Isaac Corp.	8,667	1,079,822
FireEye Inc.[a,b]	40,762	600,424
FleetMatics Group PLC[a,b]	11,194	671,416
Fortinet Inc.[a]	39,249	1,449,466
Gigamon Inc.[a]	8,228	450,894
Globant SAa,b	6,781	285,616
Glu Mobile Inc.[a,b]	28,692	64,270
Guidance Software Inc.[a,b]	3,880	23,125
Guidewire Software Inc.[a]	20,004	1,199,840
HubSpot Inc.[a]	7,655	441,081
Imperva Inc.[a]	7,561	406,101
Infoblox Inc.[a]	14,864	391,964
Interactive Intelligence Group Inc.[a]	5,447	327,583

Security	Shares	Value
Intuit Inc.	66,349	$7,299,053
Jive Software Inc.[a,b]	10,274	43,767
Majesco[a]	1,580	8,042
Manhattan Associates Inc.[a]	19,684	1,134,192
Mentor Graphics Corp.	29,977	792,592
Microsoft Corp.	2,069,741	119,217,082
MicroStrategy Inc. Class Aa	2,556	427,977
Mitek Systems Inc.[a,b]	7,945	65,864
MobileIron Inc.[a]	13,942	38,340
Model N Inc.[a]	7,264	80,703
Monotype Imaging Holdings Inc.	9,627	212,853
NetSuite Inc.[a,b]	10,756	1,190,582
Nuance Communications Inc.[a]	60,233	873,378
Oracle Corp.	808,032	31,739,497
Park City Group Inc.[a,b]	2,470	29,146
Paycom Software Inc.[a,b]	11,728	587,925
Paylocity Holding Corp.[a,b]	5,785	257,201
Pegasystems Inc.	9,048	266,825
Progress Software Corp.[a]	14,285	388,552
Proofpoint Inc.[a,b]	11,511	861,598
PROS Holdings Inc.[a]	5,680	128,425
PTC Inc.[a]	31,316	1,387,612
QAD Inc. Class A	1,686	37,733
Qualys Inc.[a]	8,292	316,671
Rapid7 Inc.[a,b]	7,338	129,516
RealPage Inc.[a]	15,861	407,628
Red Hat Inc.[a]	49,834	4,028,082
RingCentral Inc. Class Aa	17,105	404,704
Rosetta Stone Inc.[a]	5,210	44,181
Rubicon Project Inc. (The)[a]	11,384	94,260
salesforce.com inc.[a]	175,291	12,503,507
Sapiens International Corp. NV	9,106	116,284
SecureWorks Corp. Class Aa,b	1,634	20,441
ServiceNow Inc.[a]	42,624	3,373,690
Silver Spring Networks Inc.[a]	8,903	126,245
Splunk Inc.[a,b]	35,344	2,073,986
SS&C Technologies Holdings Inc.	46,904	1,507,964
Symantec Corp.	167,123	4,194,787
Synchronoss Technologies Inc.[a]	10,566	435,108
Synopsys Inc.[a]	41,265	2,449,078
Tableau Software Inc. Class Aa,b	14,820	819,101
Take-Two Interactive Software Inc.[a]	23,323	1,051,401
Tangoe Inc.[a,b]	11,605	95,741

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Telenav Inc.[a]	11,054	$63,339
TiVo Corp.[a]	31,316	610,036
TubeMogul Inc.[a,b]	5,300	49,661
Tyler Technologies Inc.[a]	9,235	1,581,309
Ultimate Software Group Inc. (The)[a]	7,546	1,542,327
Varonis Systems Inc.[a,b]	2,142	64,474
VASCO Data Security International Inc.[a]	7,390	130,138
Verint Systems Inc.[a]	16,738	629,851
VirnetX Holding Corp.[a,b]	10,846	33,189
VMware Inc. Class Aa,b	22,568	1,655,363
Workday Inc. Class Aa,b	31,603	2,897,679
Workiva Inc.[a]	6,955	126,094
Zendesk Inc.[a]	21,685	665,946
Zix Corp.[a]	15,707	64,399
Zynga Inc. Class Aa	212,238	617,613

		273,968,652
SPECIALTY RETAIL — 2.40%
Aaron’s Inc.	16,774	426,395
Abercrombie & Fitch Co. Class A	18,888	300,130
Advance Auto Parts Inc.	19,226	2,866,981
America’s Car-Mart Inc./TXa,b	2,052	74,672
American Eagle Outfitters Inc.	43,655	779,678
Asbury Automotive Group Inc.[a,b]	5,926	329,900
Ascena Retail Group Inc.[a]	45,231	252,841
At Home Group Inc.[a]	2,252	34,118
AutoNation Inc.[a,b]	17,485	851,694
AutoZone Inc.[a]	8,011	6,155,172
Barnes & Noble Education Inc.[a,b]	8,228	78,742
Barnes & Noble Inc.	19,708	222,700
Bed Bath & Beyond Inc.	40,141	1,730,479
Best Buy Co. Inc.	76,163	2,907,903
Big 5 Sporting Goods Corp.	4,238	57,722
Boot Barn Holdings Inc.[a,b]	3,650	41,537
Buckle Inc. (The)[b]	7,137	171,502
Build-A-Bear Workshop Inc.[a,b]	3,206	33,214
Burlington Stores Inc.[a]	19,609	1,588,721
Cabela’s Inc.[a]	13,302	730,679
Caleres Inc.	11,266	284,917
CarMax Inc.[a]	53,152	2,835,659
Cato Corp. (The) Class A	7,120	234,177
Chico’s FAS Inc.	37,906	451,081
Children’s Place Inc. (The)	5,406	431,777
Citi Trends Inc.	3,816	76,053

Security	Shares	Value
Conn’s Inc.[a,b]	7,144	$73,726
Container Store Group Inc. (The)[a]	3,730	18,725
CST Brands Inc.	21,196	1,019,316
Destination XL Group Inc.[a,b]	10,705	46,353
Dick’s Sporting Goods Inc.	24,026	1,362,755
DSW Inc. Class A	18,666	382,280
Express Inc.[a]	21,940	258,673
Finish Line Inc. (The) Class A	10,297	237,655
Five Below Inc.[a]	14,033	565,390
Foot Locker Inc.	37,350	2,529,342
Francesca’s Holdings Corp.[a]	11,408	176,025
GameStop Corp. Class A	27,139	748,765
Gap Inc. (The)	59,868	1,331,464
Genesco Inc.[a]	5,324	289,945
GNC Holdings Inc. Class A	19,680	401,866
Group 1 Automotive Inc.	6,268	400,400
Guess? Inc.	15,365	224,483
Haverty Furniture Companies Inc.	4,822	96,633
Hibbett Sports Inc.[a,b]	6,829	272,477
Home Depot Inc. (The)	340,057	43,758,535
Kirkland’s Inc.[a]	5,656	68,890
L Brands Inc.	66,393	4,698,633
Lithia Motors Inc. Class A	6,729	642,754
Lowe’s Companies Inc.	244,783	17,675,780
Lumber Liquidators Holdings Inc.[a,b]	7,091	139,480
MarineMax Inc.[a]	7,737	162,090
Michaels Companies Inc. (The)[a]	25,025	604,854
Monro Muffler Brake Inc.	8,854	541,599
Murphy USA Inc.[a,b]	10,060	717,882
O’Reilly Automotive Inc.[a]	25,722	7,204,989
Office Depot Inc.	145,952	521,049
Party City Holdco Inc.[a]	6,283	107,565
Penske Automotive Group Inc.	10,947	527,426
Pier 1 Imports Inc.	25,161	106,683
Rent-A-Center Inc./TX	14,684	185,606
Restoration Hardware Holdings Inc.[a,b]	11,277	389,959
Ross Stores Inc.	107,164	6,890,645
Sally Beauty Holdings Inc.[a,b]	38,716	994,227
Sears Hometown and Outlet Stores Inc.[a,b]	3,037	14,972
Select Comfort Corp.[a]	11,461	247,558
Shoe Carnival Inc.	3,734	99,548

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Signet Jewelers Ltd.	21,573	$1,607,836
Sonic Automotive Inc. Class A	7,661	144,027
Sportsman’s Warehouse Holdings Inc.[a,b]	7,699	80,993
Stage Stores Inc.	7,912	44,386
Staples Inc.	178,594	1,526,979
Stein Mart Inc.	6,957	44,177
Tailored Brands Inc.	13,179	206,910
Tiffany & Co.	30,358	2,204,902
Tile Shop Holdings Inc.[a,b]	8,436	139,616
Tilly’s Inc. Class Aa	2,334	21,916
TJX Companies Inc. (The)	181,007	13,535,703
Tractor Supply Co.	36,103	2,431,537
Ulta Salon Cosmetics & Fragrance Inc.[a]	15,924	3,789,594
Urban Outfitters Inc.[a]	24,127	832,864
Vitamin Shoppe Inc.[a,b]	7,648	205,349
West Marine Inc.[a]	3,761	31,103
Williams-Sonoma Inc.	24,425	1,247,629
Winmark Corp.	625	65,950
Zumiez Inc.[a,b]	5,696	102,528

		148,949,440
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.22%
3D Systems Corp.[a,b]	28,504	511,647
Apple Inc.	1,497,684	169,313,176
Avid Technology Inc.[a,b]	8,000	63,520
CPI Card Group Inc.[b]	4,519	27,295
Cray Inc.[a]	10,194	239,967
Diebold Inc.	18,819	466,523
Eastman Kodak Co.[a,b]	4,579	68,685
Electronics For Imaging Inc.[a,b]	13,501	660,469
Hewlett Packard Enterprise Co.	473,233	10,766,051
HP Inc.	470,905	7,313,155
Immersion Corp.[a,b]	7,183	58,613
Lexmark International Inc. Class A	16,350	653,346
NCR Corp.[a]	34,757	1,118,828
NetApp Inc.	79,859	2,860,550
Nimble Storage Inc.[a,b]	21,239	187,540
Pure Storage Inc. Class Aa,b	15,877	215,133
Silicon Graphics International Corp.[a]	8,463	65,165
Stratasys Ltd.[a,b]	12,802	308,400
Super Micro Computer Inc.[a]	9,990	233,466

Security	Shares	Value
USA Technologies Inc.[a]	9,671	$54,206
Western Digital Corp.	76,694	4,484,298

		199,670,033
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Carter’s Inc.	13,609	1,180,036
Coach Inc.	75,780	2,770,517
Columbia Sportswear Co.	7,666	434,969
Crocs Inc.[a]	18,697	155,185
Culp Inc.	2,236	66,566
Deckers Outdoor Corp.[a]	8,899	529,935
Delta Apparel Inc.[a]	1,920	31,603
Fossil Group Inc.[a,b]	11,263	312,773
G-III Apparel Group Ltd.[a,b]	11,828	344,786
Hanesbrands Inc.	103,615	2,616,279
Iconix Brand Group Inc.[a,b]	13,187	107,078
Kate Spade & Co.[a]	33,213	568,939
lululemon athletica Inc.[a,b]	26,405	1,610,177
Michael Kors Holdings Ltd.[a]	44,022	2,059,789
Movado Group Inc.	4,595	98,701
NIKE Inc. Class B	362,609	19,091,364
Oxford Industries Inc.	3,667	248,256
Perry Ellis International Inc.[a]	3,063	59,055
PVH Corp.	22,339	2,468,459
Ralph Lauren Corp.	15,347	1,552,196
Sequential Brands Group Inc.[a]	8,754	70,032
Skechers U.S.A. Inc. Class Aa	36,840	843,636
Steven Madden Ltd.[a]	17,373	600,411
Superior Uniform Group Inc.	1,944	38,472
Under Armour Inc. Class Aa,b	49,607	1,918,799
Under Armour Inc. Class Ca	50,167	1,698,655
Unifi Inc.[a]	3,585	105,506
Vera Bradley Inc.[a,b]	5,101	77,280
VF Corp.	92,553	5,187,596
Vince Holding Corp.[a,b]	3,928	22,154
Wolverine World Wide Inc.	27,405	631,137

		47,500,341
THRIFTS & MORTGAGE FINANCE — 0.20%
Astoria Financial Corp.	27,194	397,032
Bank Mutual Corp.	11,684	89,733
BankFinancial Corp.	5,417	68,796
Bear State Financial Inc.	3,471	31,898
Beneficial Bancorp. Inc.	21,110	310,528
BofI Holding Inc.[a,b]	17,150	384,160
BSB Bancorp. Inc./MAa,b	3,081	72,188
Capitol Federal Financial Inc.	33,561	472,203

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Charter Financial Corp./MD	5,881	$75,747
Clifton Bancorp. Inc.[b]	6,757	103,315
Dime Community Bancshares Inc.	8,093	135,639
ESSA Bancorp. Inc.	2,205	30,495
Essent Group Ltd.[a]	19,854	528,315
EverBank Financial Corp.	27,116	524,966
Federal Agricultural Mortgage Corp. Class C	2,668	105,386
First Defiance Financial Corp.	2,529	112,895
Flagstar Bancorp. Inc.[a,b]	5,113	141,886
Greene County Bancorp. Inc.	814	13,569
Hingham Institution for Savings	358	49,583
Home Bancorp. Inc.	1,549	43,372
HomeStreet Inc.[a]	5,282	132,367
IMPAC Mortgage Holdings Inc.[a]	3,427	45,202
Kearny Financial Corp./MD	23,872	324,898
Lake Sunapee Bank Group	2,115	38,218
LendingTree Inc.[a,b]	1,634	158,351
Meridian Bancorp. Inc.	13,888	216,236
Meta Financial Group Inc.	2,760	167,284
MGIC Investment Corp.[a]	96,849	774,792
Nationstar Mortgage Holdings Inc.[a,b]	7,663	113,489
New York Community Bancorp. Inc.	127,766	1,818,110
NMI Holdings Inc. Class Aa	13,116	99,944
Northfield Bancorp. Inc.	10,118	162,900
Northwest Bancshares Inc.	25,249	396,662
OceanFirst Financial Corp.	7,571	145,817
Ocwen Financial Corp.[a,b]	26,835	98,484
Oritani Financial Corp.	11,737	184,506
PennyMac Financial Services Inc. Class Aa,c	3,152	53,616
PHH Corp.[a]	16,695	241,243
Provident Bancorp. Inc.[a]	1,192	18,595
Provident Financial Holdings Inc.	1,779	34,797
Provident Financial Services Inc.	15,464	328,301
Radian Group Inc.	57,535	779,599
SI Financial Group Inc.	3,003	39,640
Southern Missouri Bancorp. Inc.	1,574	39,193
Territorial Bancorp. Inc.	2,856	81,853
TFS Financial Corp.	17,130	305,085
TrustCo Bank Corp. NY	24,216	171,691
United Community Financial Corp./OH	10,279	73,084

Security	Shares	Value
United Financial Bancorp. Inc.	15,054	$208,347
Walker & Dunlop Inc.[a]	6,756	170,657
Walter Investment Management Corp.[a,b]	9,303	37,770
Washington Federal Inc.	24,826	662,358
Waterstone Financial Inc.	8,711	148,000
Westfield Financial Inc.	4,296	32,864
WSFS Financial Corp.	8,366	305,275

		12,300,934
TOBACCO — 1.40%
Alliance One International Inc.[a]	2,252	43,058
Altria Group Inc.	534,522	33,797,826
Philip Morris International Inc.	423,463	41,169,073
Reynolds American Inc.	226,283	10,669,244
Turning Point Brands Inc.[a]	1,605	19,292
Universal Corp./VA	6,056	352,580
Vector Group Ltd.	24,857	535,171

		86,586,244
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Air Lease Corp.	26,160	747,653
Aircastle Ltd.	12,885	255,896
Applied Industrial Technologies Inc.	9,337	436,411
Beacon Roofing Supply Inc.[a]	15,996	672,952
BMC Stock Holdings Inc.[a,b]	14,521	257,457
CAI International Inc.[a,b]	4,473	36,992
DXP Enterprises Inc.[a,b]	3,640	102,612
Fastenal Co.	78,252	3,269,369
GATX Corp.[b]	10,664	475,081
GMS Inc.[a,b]	1,919	42,659
H&E Equipment Services Inc.	7,501	125,717
HD Supply Holdings Inc.[a]	54,497	1,742,814
Herc Holdings Inc.[a]	6,583	221,847
Kaman Corp.	6,890	302,609
Lawson Products Inc./DEa	1,498	26,560
MRC Global Inc.[a,b]	26,385	433,506
MSC Industrial Direct Co. Inc. Class A	13,151	965,415
Neff Corp.[a]	2,689	25,545
NOW Inc.[a,b]	27,810	595,968
Rush Enterprises Inc. Class Aa	8,643	211,581
Rush Enterprises Inc. Class Ba	1,776	43,175
SiteOne Landscape Supply Inc.[a,b]	3,141	112,856
Textainer Group Holdings Ltd.	5,534	41,450
Titan Machinery Inc.[a]	4,448	46,259

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2016

Security	Shares	Value
Triton International Ltd.	8,807	$116,164
United Rentals Inc.[a]	24,104	1,891,923
Univar Inc.[a]	10,537	230,233
Veritiv Corp.[a,b]	2,153	108,016
Watsco Inc.	7,199	1,014,339
WESCO International Inc.[a,b]	11,258	692,254
Willis Lease Finance Corp.[a]	1,152	27,383
WW Grainger Inc.	15,048	3,383,392

		18,656,088
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	20,205	1,681,864

		1,681,864
WATER UTILITIES — 0.11%
American States Water Co.	9,824	393,451
American Water Works Co. Inc.	48,383	3,620,984
Aqua America Inc.	47,739	1,455,085
Artesian Resources Corp. Class A	2,016	57,536
California Water Service Group	12,367	396,857
Connecticut Water Service Inc.	2,493	123,977
Consolidated Water Co. Ltd.	5,279	61,342
Global Water Resources Inc.[b]	2,222	17,798
Middlesex Water Co.	3,957	139,445
SJW Corp.	3,754	163,975
York Water Co. (The)	3,491	103,543

		6,533,993
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a]	11,758	120,872
Leap Wireless International Inc.[d]	13,915	44,180
NII Holdings Inc.[a,b]	14,444	48,098
Shenandoah Telecommunications Co.	12,277	334,057
Spok Holdings Inc.	5,257	93,680

Security	Shares	Value
Sprint Corp.[a,b]	202,285	$1,341,150
T-Mobile U.S. Inc.[a,b]	77,512	3,621,361
Telephone & Data Systems Inc.	26,827	729,158
U.S. Cellular Corp.[a]	3,592	130,533

		6,463,089

TOTAL COMMON STOCKS
(Cost: $4,846,690,058)		6,193,039,753

SHORT-TERM INVESTMENTS — 3.56%

MONEY MARKET FUNDS — 3.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[e,f,g]	216,044,074	216,044,074
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[e,f]	4,816,466	4,816,466

		220,860,540

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,860,540)		220,860,540

TOTAL INVESTMENTS IN SECURITIES — 103.36%
(Cost: $5,067,550,598)		6,413,900,293
Other Assets, Less Liabilities — (3.36)%		(208,216,509)

NET ASSETS — 100.00%		$6,205,683,784

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	14	Dec. 2016	ICE Markets Equity	$1,713,059	$1,747,620	$34,561
S&P 500 E-Mini	94	Dec. 2016	Chicago Mercantile	10,035,961	10,153,880	117,919

				Net unrealized appreciation		$152,480

See notes to financial statements.

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.35%
B/E Aerospace Inc.	222,558	$11,497,346
BWX Technologies Inc.	204,306	7,839,221
HEICO Corp.	42,510	2,941,692
HEICO Corp. Class A	83,553	5,055,792
Hexcel Corp.	202,868	8,987,052
Huntington Ingalls Industries Inc.	101,453	15,564,919
L-3 Communications Holdings Inc.	167,205	25,202,810
Orbital ATK Inc.	127,416	9,712,922
Rockwell Collins Inc.	283,909	23,944,885
Spirit AeroSystems Holdings Inc. Class Aa,b	288,679	12,857,763
Textron Inc.	587,949	23,370,973
TransDigm Group Inc.[a,b]	109,297	31,599,949

		178,575,324
AIR FREIGHT & LOGISTICS — 0.32%
CH Robinson Worldwide Inc.	310,391	21,870,150
Expeditors International of Washington Inc.	396,833	20,444,836

		42,314,986
AIRLINES — 0.93%
Alaska Air Group Inc.	260,870	17,180,898
American Airlines Group Inc.	1,154,404	42,262,731
Copa Holdings SA Class Ab	68,212	5,997,881
JetBlue Airways Corp.[a,b]	704,481	12,145,252
Spirit Airlines Inc.[a]	156,349	6,649,523
United Continental Holdings Inc.[a]	732,504	38,434,485

		122,670,770
AUTO COMPONENTS — 1.56%
BorgWarner Inc.	473,340	16,652,101
Delphi Automotive PLC	595,779	42,490,958
Gentex Corp.	617,135	10,836,891
Goodyear Tire & Rubber Co. (The)	581,872	18,794,465
Johnson Controls International PLC	2,006,161	93,346,687
Lear Corp.	161,340	19,557,635
Visteon Corp.	75,027	5,376,435

		207,055,172

Security	Shares	Value
AUTOMOBILES — 0.22%
Harley-Davidson Inc.	394,729	$20,758,798
Thor Industries Inc.	105,112	8,902,986

		29,661,784
BANKS — 3.31%
Associated Banc-Corp.	324,810	6,363,028
Bank of Hawaii Corp.	93,006	6,754,096
BankUnited Inc.	217,583	6,571,007
BOK Financial Corp.	56,044	3,865,355
CIT Group Inc.	433,954	15,752,530
Citizens Financial Group Inc.	1,155,734	28,558,187
Comerica Inc.	380,456	18,003,178
Commerce Bancshares Inc./MO	181,877	8,959,261
Cullen/Frost Bankers Inc.	116,329	8,368,708
East West Bancorp. Inc.	312,668	11,478,042
Fifth Third Bancorp.	1,668,470	34,136,896
First Hawaiian Inc.[a]	53,122	1,426,857
First Horizon National Corp.	501,661	7,640,297
First Republic Bank/CA	317,930	24,515,582
Huntington Bancshares Inc./OH	2,345,298	23,124,638
KeyCorp	2,352,748	28,632,943
M&T Bank Corp.	326,397	37,894,692
PacWest Bancorp.	258,626	11,097,642
People’s United Financial Inc.	673,901	10,661,114
Popular Inc.	223,974	8,560,286
Regions Financial Corp.	2,767,389	27,314,129
Signature Bank/New York NYa	115,120	13,635,964
SunTrust Banks Inc.	1,095,314	47,974,753
SVB Financial Group[a,b]	112,846	12,473,997
Synovus Financial Corp.	272,471	8,863,482
TCF Financial Corp.	343,120	4,978,671
Western Alliance Bancorp.[a,b]	203,849	7,652,492
Zions BanCorp.	440,143	13,653,236

		438,911,063
BEVERAGES — 0.79%
Brown-Forman Corp. Class A	119,064	5,923,434
Brown-Forman Corp. Class B	434,845	20,629,047
Dr Pepper Snapple Group Inc.	404,502	36,935,077
Molson Coors Brewing Co. Class B	375,160	41,192,568

		104,680,126

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
BIOTECHNOLOGY — 1.26%
ACADIA Pharmaceuticals Inc.[a,b]	208,900	$6,645,109
Agios Pharmaceuticals Inc.[a,b]	67,589	3,570,051
Alkermes PLC[a]	328,698	15,458,667
Alnylam Pharmaceuticals Inc.[a,b]	163,499	11,081,962
BioMarin Pharmaceutical Inc.[a,b]	372,496	34,463,330
Incyte Corp.[a]	355,042	33,476,910
Intercept Pharmaceuticals Inc.[a,b]	35,848	5,900,222
Intrexon Corp.[a,b]	121,357	3,400,423
Ionis Pharmaceuticals Inc.[a,b]	263,385	9,650,427
Juno Therapeutics Inc.[a,b]	137,290	4,120,073
Neurocrine Biosciences Inc.[a,b]	187,619	9,501,026
OPKO Health Inc.[a,b]	702,346	7,437,844
Seattle Genetics Inc.[a,b]	210,277	11,357,061
United Therapeutics Corp.[a,b]	96,001	11,335,798

		167,398,903
BUILDING PRODUCTS — 0.83%
Allegion PLC	209,147	14,412,320
AO Smith Corp.	158,812	15,689,037
Armstrong World Industries Inc.[a,b]	101,496	4,193,815
Fortune Brands Home & Security Inc.	333,767	19,391,863
Lennox International Inc.	86,739	13,620,625
Masco Corp.	723,617	24,827,299
Owens Corning	249,930	13,343,763
USG Corp.[a,b]	190,168	4,915,843

		110,394,565
CAPITAL MARKETS — 2.84%
Affiliated Managers Group Inc.[a]	117,264	16,968,101
Ameriprise Financial Inc.	342,552	34,176,413
Artisan Partners Asset Management Inc.	81,462	2,215,766
CBOE Holdings Inc.	176,935	11,474,235
E*TRADE Financial Corp.[a]	608,507	17,719,724
Eaton Vance Corp. NVS	240,124	9,376,842
FactSet Research Systems Inc.	87,153	14,127,501
Federated Investors Inc. Class B	191,660	5,678,886

Security	Shares	Value
Interactive Brokers Group Inc. Class A	137,985	$4,866,731
Invesco Ltd.	897,324	28,059,321
Lazard Ltd. Class A	278,388	10,122,188
Legg Mason Inc.	229,793	7,693,470
LPL Financial Holdings Inc.	187,933	5,621,076
MarketAxess Holdings Inc.	79,857	13,223,520
Moody’s Corp.	369,678	40,028,734
Morningstar Inc.	39,081	3,097,951
MSCI Inc.	198,372	16,651,346
Nasdaq Inc.	244,278	16,498,536
Northern Trust Corp.	451,800	30,717,882
NorthStar Asset Management Group Inc.	403,308	5,214,772
Raymond James Financial Inc.	275,470	16,035,109
SEI Investments Co.	278,370	12,696,456
T Rowe Price Group Inc.	529,828	35,233,562
TD Ameritrade Holding Corp.	542,069	19,102,511

		376,600,633
CHEMICALS — 1.82%
Albemarle Corp.	244,628	20,913,248
Ashland Global Holdings Inc.	135,572	15,719,573
Axalta Coating Systems Ltd.[a]	358,935	10,147,092
Cabot Corp.	133,996	7,022,730
Celanese Corp. Series A	321,536	21,401,436
CF Industries Holdings Inc.	507,687	12,362,178
Eastman Chemical Co.	322,081	21,798,442
FMC Corp.	291,225	14,077,817
Huntsman Corp.	431,789	7,025,207
International Flavors & Fragrances Inc.	173,915	24,864,628
Mosaic Co. (The)	765,112	18,714,640
NewMarket Corp.	16,027	6,880,712
Platform Specialty Products Corp.[a,b]	424,946	3,446,312
RPM International Inc.	284,094	15,261,530
Scotts Miracle-Gro Co. (The) Class A	98,824	8,229,074
Valspar Corp. (The)	171,414	18,181,883
Westlake Chemical Corp.	82,844	4,432,154
WR Grace & Co.	153,994	11,364,757

		241,843,413
COMMERCIAL SERVICES & SUPPLIES — 0.88%
Cintas Corp.	193,521	21,790,465
Clean Harbors Inc.[a]	114,801	5,508,152

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
Copart Inc.[a,b]	213,088	$11,412,993
Covanta Holding Corp.	254,022	3,909,399
KAR Auction Services Inc.	300,216	12,957,322
Pitney Bowes Inc.	413,567	7,510,377
Republic Services Inc.	514,253	25,944,064
Rollins Inc.	209,218	6,125,903
RR Donnelley & Sons Co.	455,784	7,164,924
Stericycle Inc.[a,b]	179,678	14,399,395

		116,722,994
COMMUNICATIONS EQUIPMENT — 1.22%
Arista Networks Inc.[a,b]	85,211	7,249,752
ARRIS International PLC[a,b]	412,032	11,672,866
Brocade Communications Systems Inc.	873,740	8,064,620
CommScope Holding Co. Inc.[a]	279,262	8,408,579
EchoStar Corp. Class Aa	99,155	4,345,964
F5 Networks Inc.[a,b]	146,239	18,227,229
Harris Corp.	272,241	24,939,998
Juniper Networks Inc.	815,997	19,632,888
Motorola Solutions Inc.	381,060	29,067,257
Palo Alto Networks Inc.[a,b]	189,632	30,214,066

		161,823,219
CONSTRUCTION & ENGINEERING — 0.49%
AECOM[a,b]	331,826	9,865,187
Chicago Bridge & Iron Co. NV	227,312	6,371,555
Fluor Corp.	303,765	15,589,220
Jacobs Engineering Group Inc.[a,b]	261,048	13,501,403
KBR Inc.	311,930	4,719,501
Quanta Services Inc.[a]	313,808	8,783,486
Valmont Industries Inc.	48,683	6,551,271

		65,381,623
CONSTRUCTION MATERIALS — 0.49%
Eagle Materials Inc.	102,378	7,913,819
Martin Marietta Materials Inc.	138,542	24,814,258
Vulcan Materials Co.	289,039	32,872,405

		65,600,482
CONSUMER FINANCE — 0.73%
Ally Financial Inc.	970,233	18,890,437
Credit Acceptance Corp.[a,b]	18,042	3,627,705
Navient Corp.	719,901	10,416,967
OneMain Holdings Inc.[a,b]	115,758	3,582,710
Santander Consumer USA Holdings Inc.[a]	230,948	2,808,328

Security	Shares	Value
SLM Corp.[a]	930,515	$6,950,947
Synchrony Financial	1,826,029	51,128,812

		97,405,906
CONTAINERS & PACKAGING — 1.75%
AptarGroup Inc.	135,073	10,456,001
Avery Dennison Corp.	193,951	15,087,448
Ball Corp.	372,828	30,553,255
Bemis Co. Inc.	205,409	10,477,913
Berry Plastics Group Inc.[a]	263,454	11,552,458
Crown Holdings Inc.[a,b]	293,264	16,742,442
Graphic Packaging Holding Co.	697,932	9,764,069
International Paper Co.	895,625	42,972,087
Owens-Illinois Inc.[a,b]	352,161	6,476,241
Packaging Corp. of America	203,609	16,545,267
Sealed Air Corp.	429,264	19,668,876
Silgan Holdings Inc.	88,924	4,498,665
Sonoco Products Co.	216,472	11,436,216
WestRock Co.	546,185	26,479,049

		232,709,987
DISTRIBUTORS — 0.48%
Genuine Parts Co.	318,799	32,023,360
LKQ Corp.[a]	665,415	23,595,616
Pool Corp.	88,147	8,331,654

		63,950,630
DIVERSIFIED CONSUMER SERVICES — 0.28%
Graham Holdings Co. Class B	9,453	4,550,391
H&R Block Inc.	490,984	11,366,279
Service Corp. International/U.S.	409,941	10,879,834
ServiceMaster Global Holdings Inc.[a,b]	296,709	9,993,159

		36,789,663
DIVERSIFIED FINANCIAL SERVICES — 0.20%
Leucadia National Corp.	716,594	13,643,950
Voya Financial Inc.	445,766	12,846,976

		26,490,926
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.86%
CenturyLink Inc.	1,173,522	32,189,709
Frontier Communications Corp.	2,545,817	10,590,599
Level 3 Communications Inc.[a]	637,842	29,583,112
SBA Communications Corp. Class Aa	271,531	30,454,917

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
Zayo Group Holdings Inc.[a,b]	355,826	$10,571,590

		113,389,927
ELECTRIC UTILITIES — 2.64%
Alliant Energy Corp.	496,625	19,025,704
Avangrid Inc.	123,410	5,156,070
Edison International	690,939	49,920,343
Entergy Corp.	390,591	29,970,047
Eversource Energy	693,126	37,553,567
FirstEnergy Corp.	928,728	30,722,322
Great Plains Energy Inc.	337,039	9,197,794
Hawaiian Electric Industries Inc.	234,354	6,995,467
ITC Holdings Corp.	328,100	15,250,088
OGE Energy Corp.	433,876	13,719,159
Pinnacle West Capital Corp.	242,139	18,400,142
PPL Corp.	1,481,579	51,218,186
Westar Energy Inc.	308,301	17,496,082
Xcel Energy Inc.	1,110,319	45,678,524

		350,303,495
ELECTRICAL EQUIPMENT — 0.79%
Acuity Brands Inc.	94,880	25,105,248
AMETEK Inc.	502,275	23,998,700
Hubbell Inc.	119,635	12,889,475
Regal Beloit Corp.	97,251	5,785,462
Rockwell Automation Inc.	283,510	34,684,613
Solarcity Corp.[a,b]	143,445	2,805,784

		105,269,282
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.39%
Amphenol Corp. Class A	654,749	42,506,305
Arrow Electronics Inc.[a]	198,618	12,705,594
Avnet Inc.	279,440	11,473,807
CDW Corp./DE	354,469	16,209,867
Cognex Corp.	176,912	9,351,568
Dolby Laboratories Inc. Class A	110,738	6,011,966
Fitbit Inc.[a,b]	275,668	4,090,913
FLIR Systems Inc.	299,735	9,417,674
Ingram Micro Inc. Class A	317,017	11,304,826
IPG Photonics Corp.[a,b]	77,176	6,355,444
Jabil Circuit Inc.	409,321	8,931,384
Keysight Technologies Inc.[a]	373,939	11,850,127
National Instruments Corp.	226,831	6,442,000
Trimble Navigation Ltd.[a]	548,550	15,666,588
VeriFone Systems Inc.[a,b]	238,887	3,760,081

Security	Shares	Value
Zebra Technologies Corp. Class Aa	113,490	$7,900,039

		183,978,183
ENERGY EQUIPMENT & SERVICES — 1.33%
Baker Hughes Inc.	956,760	48,287,677
Diamond Offshore Drilling Inc.	141,123	2,485,176
Dril-Quip Inc.[a,b]	82,544	4,601,003
Ensco PLC Class A	656,579	5,580,922
FMC Technologies Inc.[a]	491,751	14,590,252
Frank’s International NVb	78,698	1,023,074
Helmerich & Payne Inc.	211,863	14,258,380
Nabors Industries Ltd.	600,254	7,299,089
National Oilwell Varco Inc.	824,388	30,288,015
Noble Corp. PLC	526,890	3,340,483
Oceaneering International Inc.	214,453	5,899,602
Patterson-UTI Energy Inc.	316,479	7,079,635
Rowan Companies PLC Class A	273,227	4,142,121
RPC Inc.[a]	127,843	2,147,762
Superior Energy Services Inc.	329,617	5,900,144
Transocean Ltd.[b]	752,609	8,022,812
Weatherford International PLC[a,b]	1,947,151	10,942,989

		175,889,136
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.59%
Alexandria Real Estate Equities Inc.[b]	168,367	18,313,279
American Campus Communities Inc.	285,602	14,528,574
American Capital Agency Corp.	710,520	13,883,561
American Homes 4 Rent Class A	364,508	7,887,953
Annaly Capital Management Inc.[b]	2,221,376	23,324,448
Apartment Investment & Management Co. Class A	339,486	15,585,802
Apple Hospitality REIT Inc.[b]	360,193	6,667,172
AvalonBay Communities Inc.[b]	299,313	53,229,824
Boston Properties Inc.	334,133	45,538,987
Brandywine Realty Trust[b]	377,270	5,892,957
Brixmor Property Group Inc.[b]	416,841	11,584,011
Camden Property Trust[b]	186,160	15,589,038
Care Capital Properties Inc.[b]	183,277	5,223,395

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
Chimera Investment Corp.	409,301	$6,528,351
Columbia Property Trust Inc.	270,685	6,060,637
Communications Sales & Leasing Inc.[a,b]	266,602	8,373,969
Corporate Office Properties Trust	206,103	5,843,020
Corrections Corp. of America[b]	256,628	3,559,430
CubeSmart	388,223	10,582,959
CyrusOne Inc.[b]	154,176	7,334,152
DCT Industrial Trust Inc.	196,575	9,543,716
DDR Corp.	670,336	11,683,956
Digital Realty Trust Inc.[b]	320,615	31,138,129
Douglas Emmett Inc.	304,668	11,159,989
Duke Realty Corp.	754,295	20,614,882
Empire State Realty Trust Inc. Class A	265,028	5,552,337
EPR Properties[b]	137,397	10,818,640
Equinix Inc.[b]	151,102	54,434,495
Equity Commonwealth[a]	267,293	8,077,594
Equity Lifestyle Properties Inc.	166,529	12,852,708
Equity One Inc.	199,707	6,113,031
Essex Property Trust Inc.[b]	142,226	31,673,730
Extra Space Storage Inc.[b]	262,707	20,861,563
Federal Realty Investment Trust	154,033	23,710,300
Forest City Realty Trust Inc. Class A	497,828	11,514,762
General Growth Properties Inc.	1,257,009	34,693,448
HCP Inc.[b]	1,020,889	38,742,738
Healthcare Trust of America Inc. Class A	295,211	9,629,783
Highwoods Properties Inc.	208,722	10,878,591
Hospitality Properties Trust	317,162	9,426,055
Host Hotels & Resorts Inc.[b]	1,605,667	25,000,235
Iron Mountain Inc.[b]	567,392	21,294,222
Kilroy Realty Corp.	197,231	13,677,970
Kimco Realty Corp.	880,352	25,486,190
Lamar Advertising Co. Class Ab	178,700	11,670,897
Liberty Property Trust	318,540	12,853,089
Life Storage Inc.	99,805	8,876,657
Macerich Co. (The)	312,880	25,302,606
MFA Financial Inc.[b]	810,858	6,065,218
Mid-America Apartment Communities Inc.[b]	164,582	15,469,062

Security	Shares	Value
National Retail Properties Inc.[b]	311,288	$15,828,995
NorthStar Realty Finance Corp.	392,431	5,168,316
Omega Healthcare Investors Inc.[b]	401,178	14,221,760
Outfront Media Inc.[b]	301,275	7,125,154
Paramount Group Inc.	393,606	6,451,202
Piedmont Office Realty Trust Inc. Class Ab	317,061	6,902,418
Pinnacle Entertainment Inc.[b]	407,933	13,645,359
Post Properties Inc.	115,376	7,629,815
Prologis Inc.	1,139,853	61,027,730
Rayonier Inc.[b]	268,920	7,137,137
Realty Income Corp.[b]	562,679	37,660,105
Regency Centers Corp.	224,613	17,405,261
Retail Properties of America Inc. Class A	518,430	8,709,624
Senior Housing Properties Trust	492,649	11,188,059
SL Green Realty Corp.[b]	212,650	22,987,465
Spirit Realty Capital Inc.	1,044,949	13,929,170
Starwood Property Trust Inc.[b]	505,184	11,376,744
STORE Capital Corp.[b]	328,936	9,693,744
Sun Communities Inc.[b]	136,146	10,684,738
Tanger Factory Outlet Centers Inc.	204,056	7,950,022
Taubman Centers Inc.	127,658	9,499,032
Two Harbors Investment Corp.	756,999	6,457,201
UDR Inc.[b]	577,893	20,798,369
Ventas Inc.	737,761	52,108,059
VEREIT Inc.	2,110,769	21,888,675
Vornado Realty Trust	374,701	37,923,488
Weingarten Realty Investors	253,686	9,888,680
Welltower Inc.	779,845	58,309,011
Weyerhaeuser Co.[b]	1,619,004	51,710,988
WP Carey Inc.	225,652	14,561,324

		1,404,215,757
FOOD & STAPLES RETAILING — 0.42%
Casey’s General Stores Inc.	84,699	10,176,585
Rite Aid Corp.[a]	2,247,795	17,285,544
Sprouts Farmers Market Inc.[a,b]	306,090	6,320,758
U.S. Foods Holding Corp.[a]	97,820	2,309,530
Whole Foods Market Inc.	696,434	19,743,904

		55,836,321

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
FOOD PRODUCTS — 3.11%
Blue Buffalo Pet Products Inc.[a,b]	130,818	$3,108,236
Bunge Ltd.	303,847	17,996,858
Campbell Soup Co.	406,476	22,234,237
ConAgra Foods Inc.	954,131	44,949,111
Flowers Foods Inc.	378,932	5,729,452
Hain Celestial Group Inc. (The)[a,b]	222,429	7,914,024
Hershey Co. (The)	305,977	29,251,401
Hormel Foods Corp.	590,295	22,389,889
Ingredion Inc.	156,414	20,812,447
JM Smucker Co. (The)	252,894	34,277,253
Kellogg Co.	542,266	42,009,347
McCormick & Co. Inc./MD	252,221	25,201,922
Mead Johnson Nutrition Co.	407,810	32,221,068
Pilgrim’s Pride Corp.	128,979	2,724,037
Pinnacle Foods Inc.	252,521	12,668,979
Post Holdings Inc.[a,b]	139,708	10,781,266
TreeHouse Foods Inc.[a,b]	119,340	10,405,255
Tyson Foods Inc. Class A	636,032	47,492,509
WhiteWave Foods Co. (The)[a]	378,761	20,615,961

		412,783,252
GAS UTILITIES — 0.40%
Atmos Energy Corp.	220,406	16,413,635
National Fuel Gas Co.	161,212	8,716,733
Piedmont Natural Gas Co. Inc.	175,031	10,508,861
UGI Corp.	376,023	17,011,280

		52,650,509
HEALTH CARE EQUIPMENT & SUPPLIES — 3.56%
ABIOMED Inc.[a]	86,679	11,145,186
Alere Inc.[a]	188,738	8,161,031
Align Technology Inc.[a]	157,751	14,789,156
Cooper Companies Inc. (The)	103,818	18,610,415
CR Bard Inc.	160,323	35,957,242
DENTSPLY SIRONA Inc.	501,522	29,805,452
DexCom Inc.[a,b]	179,624	15,745,840
Edwards Lifesciences Corp.[a]	460,723	55,544,765
Hill-Rom Holdings Inc.	143,008	8,863,636
Hologic Inc.[a]	608,435	23,625,531
IDEXX Laboratories Inc.[a]	193,473	21,810,211
Intuitive Surgical Inc.[a]	82,461	59,770,207
ResMed Inc.	304,240	19,711,710
St. Jude Medical Inc.	607,352	48,442,396
Teleflex Inc.	95,141	15,988,445

Security	Shares	Value
Varian Medical Systems Inc.[a]	208,280	$20,730,108
West Pharmaceutical Services Inc.	156,358	11,648,671
Zimmer Biomet Holdings Inc.	402,893	52,384,148

		472,734,150
HEALTH CARE PROVIDERS & SERVICES — 2.10%
Acadia Healthcare Co. Inc.[a,b]	159,009	7,878,896
AmerisourceBergen Corp.	388,226	31,360,896
Amsurg Corp.[a,b]	117,876	7,903,586
Brookdale Senior Living Inc.[a]	402,066	7,016,052
Centene Corp.[a]	365,208	24,454,328
DaVita Inc.[a]	365,512	24,149,378
Envision Healthcare Holdings Inc.[a,b]	407,369	9,072,108
Henry Schein Inc.[a]	178,596	29,107,576
Laboratory Corp. of America Holdings[a]	223,235	30,690,348
LifePoint Health Inc.[a,b]	88,375	5,234,451
MEDNAX Inc.[a,b]	199,679	13,228,734
Patterson Companies Inc.	183,450	8,427,693
Premier Inc.[a,b]	100,248	3,242,020
Quest Diagnostics Inc.	308,859	26,138,737
Tenet Healthcare Corp.[a,b]	174,799	3,960,945
Universal Health Services Inc. Class B	186,611	22,994,207
VCA Inc.[a]	169,921	11,891,072
WellCare Health Plans Inc.[a]	96,461	11,294,618

		278,045,645
HEALTH CARE TECHNOLOGY — 0.58%
Allscripts Healthcare Solutions Inc.[a]	407,231	5,363,232
athenahealth Inc.[a,b]	85,190	10,744,163
Cerner Corp.[a]	641,800	39,631,150
IMS Health Holdings Inc.[a]	330,146	10,346,776
Inovalon Holdings Inc.[a,b]	129,238	1,901,091
Veeva Systems Inc.[a,b]	209,678	8,655,508

		76,641,920
HOTELS, RESTAURANTS & LEISURE — 2.39%
Aramark	529,171	20,124,373
Brinker International Inc.	120,635	6,083,623
Chipotle Mexican Grill Inc.[a,b]	61,604	26,089,294
Choice Hotels International Inc.	71,989	3,245,264
Darden Restaurants Inc.	253,973	15,573,624
Domino’s Pizza Inc.	108,754	16,514,295

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
Dunkin’ Brands Group Inc.	200,578	$10,446,102
Extended Stay America Inc.	161,242	2,289,636
Hilton Worldwide Holdings Inc.	1,142,859	26,205,757
Hyatt Hotels Corp. Class Aa,b	52,176	2,568,103
International Game Technology PLC	205,751	5,016,209
Marriott International Inc./MD Class A	704,157	47,410,891
MGM Resorts International[a]	1,034,140	26,918,664
Norwegian Cruise Line Holdings Ltd.[a,b]	346,808	13,074,662
Panera Bread Co. Class Aa,b	48,656	9,474,296
Royal Caribbean Cruises Ltd.	367,317	27,530,409
Six Flags Entertainment Corp.	156,039	8,365,251
Vail Resorts Inc.	78,477	12,311,472
Wendy’s Co. (The)	457,831	4,944,575
Wyndham Worldwide Corp.	240,039	16,161,826
Wynn Resorts Ltd.	174,238	16,974,266

		317,322,592
HOUSEHOLD DURABLES — 1.82%
CalAtlantic Group Inc.	162,924	5,448,179
DR Horton Inc.	735,487	22,211,707
Garmin Ltd.	242,880	11,684,957
Harman International Industries Inc.	154,002	13,005,469
Leggett & Platt Inc.	288,793	13,163,185
Lennar Corp. Class A	394,002	16,682,045
Lennar Corp. Class B	21,738	729,745
Mohawk Industries Inc.[a]	134,479	26,941,523
Newell Brands Inc.	1,026,827	54,072,710
NVR Inc.[a]	7,627	12,507,288
PulteGroup Inc.	750,976	15,049,559
Tempur Sealy International Inc.[a,b]	116,041	6,584,166
Toll Brothers Inc.[a,b]	338,235	10,099,697
Tupperware Brands Corp.[b]	109,728	7,172,919
Whirlpool Corp.	162,013	26,272,028

		241,625,177
HOUSEHOLD PRODUCTS — 0.58%
Church & Dwight Co. Inc.	559,623	26,817,134
Clorox Co. (The)	282,696	35,387,885
Energizer Holdings Inc.	134,709	6,730,062
Spectrum Brands Holdings Inc.	53,496	7,365,864

		76,300,945

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
AES Corp./VA	1,442,001	$18,529,713
Calpine Corp.[a]	780,777	9,869,021
NRG Energy Inc.	689,894	7,733,712

		36,132,446
INDUSTRIAL CONGLOMERATES — 0.41%
Carlisle Companies Inc.	136,420	13,992,599
Roper Technologies Inc.	217,912	39,762,403

		53,755,002
INSURANCE — 4.04%
Alleghany Corp.[a]	31,564	16,571,731
Allied World Assurance Co. Holdings AG	190,496	7,699,848
American Financial Group Inc./OH	149,391	11,204,325
American National Insurance Co.	16,112	1,965,020
AmTrust Financial Services Inc.	192,799	5,172,797
Arch Capital Group Ltd.[a]	250,498	19,854,471
Arthur J Gallagher & Co.	383,362	19,501,625
Aspen Insurance Holdings Ltd.	130,814	6,094,624
Assurant Inc.	134,954	12,449,507
Assured Guaranty Ltd.	291,490	8,088,848
Axis Capital Holdings Ltd.	199,253	10,825,416
Brown & Brown Inc.	253,816	9,571,401
Cincinnati Financial Corp.	326,914	24,655,854
CNA Financial Corp.	59,474	2,046,500
Endurance Specialty Holdings Ltd.	139,383	9,122,617
Erie Indemnity Co. Class A	53,220	5,432,165
Everest Re Group Ltd.	88,942	16,896,312
First American Financial Corp.	232,412	9,129,143
FNF Group	572,339	21,125,033
Hanover Insurance Group Inc. (The)	92,607	6,984,420
Hartford Financial Services Group Inc. (The)	854,592	36,593,629
Lincoln National Corp.	520,855	24,469,768
Loews Corp.	610,956	25,140,839
Markel Corp.[a]	29,778	27,656,913
Mercury General Corp.	40,833	2,239,690
Old Republic International Corp.	526,475	9,276,490

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
Principal Financial Group Inc.	583,845	$30,073,856
ProAssurance Corp.	115,283	6,050,052
Progressive Corp. (The)	1,269,916	40,002,354
Reinsurance Group of America Inc.	139,198	15,025,032
RenaissanceRe Holdings Ltd.	89,696	10,777,871
Torchmark Corp.	258,950	16,544,316
Unum Group	520,206	18,368,474
Validus Holdings Ltd.	164,536	8,197,184
White Mountains Insurance Group Ltd.	10,290	8,540,700
WR Berkley Corp.	209,334	12,091,132
XL Group Ltd.	605,557	20,364,882

		535,804,839
INTERNET & DIRECT MARKETING RETAIL — 0.61%
Expedia Inc.	260,466	30,401,591
Groupon Inc.[a,b]	802,498	4,132,865
Liberty Interactive Corp. QVC Group Series Aa	970,268	19,415,063
Liberty Ventures Series Aa	289,930	11,559,509
TripAdvisor Inc.[a]	248,945	15,728,345

		81,237,373
INTERNET SOFTWARE & SERVICES — 1.37%
Akamai Technologies Inc.[a,b]	376,571	19,954,497
CommerceHub Inc. Series Aa	29,934	472,957
CommerceHub Inc. Series Ca	62,381	992,482
CoStar Group Inc.[a,b]	69,603	15,071,138
GoDaddy Inc. Class Aa,b	102,105	3,525,686
IAC/InterActiveCorp	153,965	9,618,193
LinkedIn Corp. Class Aa,b	256,480	49,018,458
Match Group Inc.[a,b]	63,533	1,130,252
Pandora Media Inc.[a,b]	480,434	6,884,619
Rackspace Hosting Inc.[a]	234,948	7,445,502
Twilio Inc. Class Aa	25,192	1,621,357
Twitter Inc.[a,b]	1,382,881	31,875,407
VeriSign Inc.[a,b]	206,837	16,182,927
Yelp Inc.[a,b]	148,983	6,212,591
Zillow Group Inc. Class Aa,b	111,711	3,848,444
Zillow Group Inc. Class Ca,b	223,760	7,753,284

		181,607,794
IT SERVICES — 3.77%
Alliance Data Systems Corp.[a,b]	125,892	27,007,611
Amdocs Ltd.	323,606	18,720,607
Black Knight Financial Services Inc. Class Aa,b	50,799	2,077,679

Security	Shares	Value
Booz Allen Hamilton Holding Corp.	247,986	$7,838,837
Broadridge Financial Solutions Inc.	257,345	17,445,418
Computer Sciences Corp.	302,848	15,811,694
CoreLogic Inc./U.S.[a]	193,613	7,593,502
CSRA Inc.	357,170	9,607,873
DST Systems Inc.	71,900	8,478,448
Euronet Worldwide Inc.[a]	108,905	8,911,696
Fidelity National Information Services Inc.	708,768	54,596,399
First Data Corp. Class Aa,b	683,921	9,000,400
Fiserv Inc.[a]	484,458	48,189,037
FleetCor Technologies Inc.[a,b]	199,840	34,718,203
Gartner Inc.[a]	174,192	15,407,282
Genpact Ltd.[a]	329,043	7,880,580
Global Payments Inc.	334,535	25,678,907
Jack Henry & Associates Inc.	171,592	14,679,696
Leidos Holdings Inc.	288,427	12,483,121
Paychex Inc.	703,951	40,737,644
Sabre Corp.	451,481	12,722,735
Square Inc.[a,b]	114,281	1,332,516
Teradata Corp.[a,b]	282,295	8,751,145
Total System Services Inc.	362,029	17,069,667
Vantiv Inc. Class Aa	338,513	19,048,126
Western Union Co. (The)	1,073,089	22,341,713
WEX Inc.[a,b]	84,429	9,125,931
Xerox Corp.	2,194,881	22,234,145

		499,490,612
LEISURE PRODUCTS — 0.51%
Brunswick Corp./DE	197,874	9,652,294
Hasbro Inc.	245,529	19,477,815
Mattel Inc.	743,819	22,522,839
Polaris Industries Inc.[b]	131,716	10,200,087
Vista Outdoor Inc.[a]	132,938	5,298,909

		67,151,944
LIFE SCIENCES TOOLS & SERVICES — 1.66%
Agilent Technologies Inc.	709,535	33,412,003
Bio-Rad Laboratories Inc. Class Aa	45,327	7,425,016
Bio-Techne Corp.	80,350	8,798,325
Bruker Corp.	228,139	5,167,348
Charles River Laboratories International Inc.[a]	102,167	8,514,598
Illumina Inc.[a]	319,154	57,977,516

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
Mettler-Toledo International Inc.[a]	57,232	$24,027,711
Patheon NVa	71,112	2,107,049
PerkinElmer Inc.	236,650	13,278,431
QIAGEN NVa	497,394	13,648,491
Quintiles Transnational Holdings Inc.[a]	179,778	14,572,805
VWR Corp.[a,b]	170,187	4,826,503
Waters Corp.[a]	167,455	26,539,943

		220,295,739
MACHINERY — 3.65%
AGCO Corp.	152,533	7,522,928
Allison Transmission Holdings Inc.	309,591	8,879,070
Colfax Corp.[a,b]	214,010	6,726,334
Crane Co.	106,369	6,702,311
Cummins Inc.	344,657	44,167,795
Donaldson Co. Inc.	276,486	10,321,222
Dover Corp.	334,493	24,632,065
Flowserve Corp.	283,254	13,664,173
Graco Inc.	120,352	8,906,048
IDEX Corp.	165,611	15,496,221
Ingersoll-Rand PLC	561,830	38,170,730
ITT Inc.	197,571	7,080,945
Lincoln Electric Holdings Inc.	133,783	8,377,491
Manitowoc Foodservice Inc.[a,b]	275,817	4,473,752
Middleby Corp. (The)[a,b]	123,373	15,251,370
Nordson Corp.	124,605	12,414,396
Oshkosh Corp.	158,961	8,901,816
PACCAR Inc.	747,543	43,940,578
Parker-Hannifin Corp.	291,475	36,588,857
Pentair PLC	362,442	23,283,274
Snap-on Inc.	126,388	19,205,920
Stanley Black & Decker Inc.	326,475	40,149,895
Terex Corp.	231,248	5,876,012
Timken Co. (The)	154,435	5,426,846
Toro Co. (The)	232,868	10,907,537
Trinity Industries Inc.	325,406	7,868,317
WABCO Holdings Inc.[a]	115,526	13,115,667
Wabtec Corp./DE	187,533	15,312,069
Xylem Inc./NY	390,931	20,504,331

		483,867,970
MARINE — 0.05%
Kirby Corp.[a,b]	115,551	7,182,650

		7,182,650

Security	Shares	Value
MEDIA — 2.04%
AMC Networks Inc. Class Aa	130,374	$6,761,196
Cable One Inc.	10,251	5,986,584
Cinemark Holdings Inc.	231,873	8,876,098
Clear Channel Outdoor Holdings Inc. Class A	76,521	446,883
Discovery Communications Inc. Class Aa,b	327,714	8,822,061
Discovery Communications Inc. Class C NVS[a,b]	514,280	13,530,707
Interpublic Group of Companies Inc. (The)	877,256	19,606,672
John Wiley & Sons Inc. Class A	96,922	5,002,144
Liberty Broadband Corp. Class Aa,b	55,522	3,895,423
Liberty Broadband Corp. Class Ca,b	225,016	16,084,144
Liberty SiriusXM Group Class Aa,b	199,335	6,773,403
Liberty SiriusXM Group Class Ca	400,527	13,381,607
Lions Gate Entertainment Corp.[b]	205,863	4,115,201
Live Nation Entertainment Inc.[a]	285,628	7,849,057
Madison Square Garden Co. (The)[a,b]	42,568	7,211,445
News Corp. Class A	827,923	11,574,363
News Corp. Class B	266,367	3,787,739
Omnicom Group Inc.	515,779	43,841,215
Regal Entertainment Group Class A	176,483	3,838,505
Scripps Networks Interactive Inc. Class A	180,013	11,429,025
Sirius XM Holdings Inc.[a,b]	3,881,101	16,184,191
Starz Series Aa	184,119	5,742,672
TEGNA Inc.	476,509	10,416,487
Tribune Media Co.	170,128	6,213,075
Viacom Inc. Class A	22,213	951,161
Viacom Inc. Class B NVS	752,268	28,661,411

		270,982,469
METALS & MINING — 1.51%
Alcoa Inc.	2,874,577	29,148,211
Compass Minerals International Inc.	73,702	5,431,837

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
Freeport-McMoRan Inc.	2,897,053	$31,461,996
Newmont Mining Corp.	1,160,761	45,606,300
Nucor Corp.	694,476	34,341,838
Reliance Steel & Aluminum Co.	151,813	10,935,090
Royal Gold Inc.	141,775	10,977,638
Southern Copper Corp.	182,833	4,808,508
Steel Dynamics Inc.	511,591	12,784,659
Tahoe Resources Inc.	655,677	8,412,336
U.S. Steel Corp.	335,868	6,334,471

		200,242,884
MULTI-UTILITIES — 2.74%
Ameren Corp.	529,353	26,033,581
CenterPoint Energy Inc.	941,174	21,863,472
CMS Energy Corp.	607,248	25,510,489
Consolidated Edison Inc.	666,051	50,153,640
DTE Energy Co.	391,114	36,635,648
MDU Resources Group Inc.	423,051	10,762,418
NiSource Inc.	703,503	16,961,457
Public Service Enterprise Group Inc.	1,104,713	46,254,333
SCANA Corp.	284,060	20,557,422
Sempra Energy	545,555	58,478,041
Vectren Corp.	181,050	9,088,710
WEC Energy Group Inc.	690,165	41,327,080

		363,626,291
MULTILINE RETAIL — 1.11%
Dillard’s Inc. Class A	41,498	2,614,789
Dollar General Corp.	621,201	43,477,858
Dollar Tree Inc.[a]	494,705	39,047,066
JC Penney Co. Inc.[a,b]	672,428	6,199,786
Kohl’s Corp.	402,583	17,613,006
Macy’s Inc.	672,731	24,924,684
Nordstrom Inc.	268,638	13,936,939

		147,814,128
OIL, GAS & CONSUMABLE FUELS — 4.88%
Antero Resources Corp.[a]	391,911	10,562,001
Cabot Oil & Gas Corp.	1,004,007	25,903,381
Cheniere Energy Inc.[a,b]	434,843	18,959,155
Chesapeake Energy Corp.[a,b]	1,331,596	8,349,107
Cimarex Energy Co.	203,989	27,410,002
Concho Resources Inc.[a,b]	307,532	42,239,520
CONSOL Energy Inc.	496,184	9,526,733
Continental Resources Inc./OKa,b	189,250	9,833,430

Security	Shares	Value
Devon Energy Corp.	1,140,911	$50,325,584
Diamondback Energy Inc.[a,b]	169,968	16,408,711
Energen Corp.	211,464	12,205,702
EQT Corp.	375,566	27,273,603
Gulfport Energy Corp.[a,b]	273,777	7,734,200
Hess Corp.	615,085	32,980,858
HollyFrontier Corp.	354,615	8,688,068
Kosmos Energy Ltd.[a,b]	346,118	2,218,616
Laredo Petroleum Inc.[a,b]	314,986	4,063,319
Marathon Oil Corp.	1,849,926	29,247,330
Marathon Petroleum Corp.	1,148,501	46,617,656
Murphy Oil Corp.	356,563	10,839,515
Newfield Exploration Co.[a]	432,797	18,809,358
Noble Energy Inc.	927,836	33,160,859
ONEOK Inc.	456,057	23,436,769
Parsley Energy Inc. Class Aa	354,538	11,880,568
PBF Energy Inc.	213,513	4,833,934
QEP Resources Inc.	520,698	10,169,232
Range Resources Corp.	445,549	17,265,024
SM Energy Co.	187,254	7,224,259
Southwestern Energy Co.[a,b]	1,068,081	14,782,241
Targa Resources Corp.	340,239	16,709,137
Tesoro Corp.	260,894	20,756,727
Whiting Petroleum Corp.[a,b]	440,657	3,851,342
Williams Companies Inc. (The)	1,503,461	46,201,357
World Fuel Services Corp.	151,421	7,004,735
WPX Energy Inc.[a]	725,320	9,566,971

		647,039,004
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	136,340	5,062,304

		5,062,304
PERSONAL PRODUCTS — 0.39%
Coty Inc. Class Ab	994,703	23,375,520
Edgewell Personal Care Co.[a]	128,503	10,218,559
Herbalife Ltd.[a,b]	160,732	9,963,777
Nu Skin Enterprises Inc. Class A	120,237	7,788,953

		51,346,809
PHARMACEUTICALS — 0.83%
Akorn Inc.[a]	183,137	4,992,315
Endo International PLC[a]	447,495	9,017,024
Mallinckrodt PLC[a,b]	239,149	16,687,817
Perrigo Co. PLC	300,328	27,729,284
Zoetis Inc.	994,873	51,743,345

		110,169,785

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
PROFESSIONAL SERVICES — 1.06%
Dun & Bradstreet Corp. (The)	79,272	$10,830,141
Equifax Inc.	258,559	34,796,870
ManpowerGroup Inc.	155,418	11,230,505
Nielsen Holdings PLC	786,578	42,136,983
Robert Half International Inc.	277,655	10,512,018
TransUnion[a]	115,650	3,989,925
Verisk Analytics Inc. Class Aa	334,371	27,177,675

		140,674,117
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.35%
CBRE Group Inc. Class Aa,b	655,483	18,340,414
Howard Hughes Corp. (The)[a,b]	79,102	9,057,179
Jones Lang LaSalle Inc.	98,121	11,165,189
Realogy Holdings Corp.	316,218	8,177,397

		46,740,179
ROAD & RAIL — 0.66%
AMERCO	13,349	4,328,146
Avis Budget Group Inc.[a,b]	182,103	6,229,744
Genesee & Wyoming Inc. Class Aa,b	123,640	8,524,978
Hertz Global Holdings Inc.[a]	157,226	6,314,196
JB Hunt Transport Services Inc.	193,217	15,677,627
Kansas City Southern	234,789	21,910,510
Landstar System Inc.	92,518	6,298,625
Old Dominion Freight Line Inc.[a]	147,637	10,129,375
Ryder System Inc.	116,815	7,703,949

		87,117,150
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.25%
Analog Devices Inc.	669,897	43,174,862
Cree Inc.[a,b]	217,084	5,583,400
Cypress Semiconductor Corp.	680,497	8,274,844
First Solar Inc.[a,b]	164,987	6,515,337
KLA-Tencor Corp.	340,238	23,717,991
Lam Research Corp.	348,108	32,969,309
Linear Technology Corp.	519,583	30,806,076
Marvell Technology Group Ltd.	877,198	11,640,417
Maxim Integrated Products Inc.	616,596	24,620,678
Microchip Technology Inc.	458,610	28,498,025
Micron Technology Inc.[a]	2,225,278	39,565,443
NVIDIA Corp.	1,111,423	76,154,704
ON Semiconductor Corp.[a,b]	898,232	11,066,218

Security	Shares	Value
Qorvo Inc.[a,b]	278,614	$15,529,944
Skyworks Solutions Inc.	414,093	31,529,041
SunPower Corp.[a,b]	125,832	1,122,421
Teradyne Inc.	443,129	9,562,724
Xilinx Inc.	554,190	30,114,685

		430,446,119
SOFTWARE — 3.44%
ANSYS Inc.[a,b]	191,683	17,751,763
Atlassian Corp. PLC Class Aa,b	57,606	1,726,452
Autodesk Inc.[a]	462,216	33,432,083
CA Inc.	635,730	21,029,948
Cadence Design Systems Inc.[a,b]	651,802	16,640,505
CDK Global Inc.	339,670	19,483,471
Citrix Systems Inc.[a]	338,521	28,848,760
Electronic Arts Inc.[a,b]	634,986	54,227,804
FireEye Inc.[a,b]	330,049	4,861,622
Fortinet Inc.[a,b]	315,764	11,661,165
Guidewire Software Inc.[a]	157,640	9,455,247
Manhattan Associates Inc.[a,b]	156,132	8,996,326
NetSuite Inc.[a]	87,090	9,639,992
Nuance Communications Inc.[a]	489,280	7,094,560
PTC Inc.[a]	248,972	11,031,949
Red Hat Inc.[a]	395,053	31,932,134
ServiceNow Inc.[a,b]	343,847	27,215,490
Splunk Inc.[a,b]	285,407	16,747,683
SS&C Technologies Holdings Inc.	366,715	11,789,887
Symantec Corp.	1,338,952	33,607,695
Synopsys Inc.[a]	330,307	19,603,720
Tableau Software Inc. Class Aa,b	119,998	6,632,290
Tyler Technologies Inc.[a,b]	72,256	12,372,395
Ultimate Software Group Inc. (The)[a,b]	59,862	12,235,194
Workday Inc. Class Aa,b	254,030	23,292,011
Zynga Inc. Class Aa	1,583,081	4,606,766

		455,916,912
SPECIALTY RETAIL — 3.73%
Advance Auto Parts Inc.	154,385	23,021,891
AutoNation Inc.[a,b]	142,547	6,943,464
AutoZone Inc.[a]	64,248	49,364,308
Bed Bath & Beyond Inc.	324,032	13,969,020
Best Buy Co. Inc.	604,391	23,075,648
Burlington Stores Inc.[a,b]	153,118	12,405,620

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Security	Shares	Value
Cabela’s Inc.[a,b]	109,280	$6,002,750
CarMax Inc.[a,b]	421,401	22,481,743
CST Brands Inc.	163,128	7,844,826
Dick’s Sporting Goods Inc.	190,252	10,791,094
Foot Locker Inc.	294,936	19,973,066
GameStop Corp. Class A	224,327	6,189,182
Gap Inc. (The)	484,818	10,782,352
L Brands Inc.	529,070	37,442,284
Michaels Companies Inc. (The)[a]	202,621	4,897,350
Murphy USA Inc.[a]	81,164	5,791,863
O’Reilly Automotive Inc.[a]	206,349	57,800,418
Penske Automotive Group Inc.	84,177	4,055,648
Ross Stores Inc.	859,616	55,273,309
Sally Beauty Holdings Inc.[a,b]	318,923	8,189,943
Signet Jewelers Ltd.	171,031	12,746,941
Staples Inc.	1,410,538	12,060,100
Tiffany & Co.	238,611	17,330,317
Tractor Supply Co.	291,623	19,640,809
Ulta Salon Cosmetics & Fragrance Inc.[a]	127,697	30,389,332
Urban Outfitters Inc.[a,b]	195,007	6,731,642
Williams-Sonoma Inc.	192,505	9,833,155

		495,028,075
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.55%
Lexmark International Inc. Class A	134,857	5,388,886
NCR Corp.[a]	269,238	8,666,771
NetApp Inc.	632,327	22,649,953
Western Digital Corp.	616,282	36,034,009

		72,739,619
TEXTILES, APPAREL & LUXURY GOODS — 1.16%
Carter’s Inc.	109,375	9,483,906
Coach Inc.	607,917	22,225,446
Hanesbrands Inc.	821,832	20,751,258
Kate Spade & Co.[a]	279,042	4,779,989
lululemon athletica Inc.[a,b]	211,652	12,906,539
Michael Kors Holdings Ltd.[a,b]	353,503	16,540,405
PVH Corp.	176,317	19,483,029
Ralph Lauren Corp.	124,805	12,622,778
Skechers U.S.A. Inc. Class Aa,b	284,114	6,506,211
Under Armour Inc. Class Aa,b	398,951	15,431,425
Under Armour Inc. Class Ca,b	403,668	13,668,198

		154,399,184

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.13%
New York Community Bancorp. Inc.	1,034,347	$14,718,758
TFS Financial Corp.	124,814	2,222,937

		16,941,695
TRADING COMPANIES & DISTRIBUTORS — 0.84%
Air Lease Corp.	209,602	5,990,425
Fastenal Co.	627,830	26,230,737
HD Supply Holdings Inc.[a]	438,246	14,015,107
Herc Holdings Inc.[a,b]	52,900	1,782,730
MSC Industrial Direct Co. Inc. Class A	103,416	7,591,769
United Rentals Inc.[a]	192,967	15,145,980
Watsco Inc.	56,849	8,010,024
WESCO International Inc.[a,b]	91,951	5,654,067
WW Grainger Inc.	120,701	27,138,413

		111,559,252
TRANSPORTATION INFRASTRUCTURE — 0.10%
Macquarie Infrastructure Corp.	162,698	13,542,982

		13,542,982
WATER UTILITIES — 0.31%
American Water Works Co. Inc.	388,558	29,079,681
Aqua America Inc.	387,001	11,795,790

		40,875,471
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Sprint Corp.[a,b]	1,655,884	10,978,511
Telephone & Data Systems Inc.	208,103	5,656,240
U.S. Cellular Corp.[a]	30,025	1,091,108

		17,725,859

TOTAL COMMON STOCKS
(Cost: $10,959,028,641)		13,250,485,117

SHORT-TERM INVESTMENTS — 5.49%

MONEY MARKET FUNDS — 5.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	716,513,123	716,513,123
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	11,406,161	11,406,161

		727,919,284

TOTAL SHORT-TERM INVESTMENTS
(Cost: $727,919,284)		727,919,284

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 105.39%
(Cost: $11,686,947,925)	$13,978,404,401
Other Assets, Less Liabilities — (5.39)%	(714,336,492)

NET ASSETS — 100.00%	$13,264,067,909

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	31	Dec. 2016	Chicago Mercantile	$3,293,423	$3,348,620	$55,197
S&P MidCap 400 E-Mini	56	Dec. 2016	Chicago Mercantile	8,484,146	8,677,760	193,614

			Net unrealized appreciation			$248,811

See notes to financial statements.

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.96%
B/E Aerospace Inc.	239,650	$12,380,319
BWX Technologies Inc.	217,992	8,364,353
HEICO Corp.	45,465	3,146,178
HEICO Corp. Class A	89,388	5,408,868
Hexcel Corp.	216,637	9,597,019
Huntington Ingalls Industries Inc.	91,278	14,003,871
Rockwell Collins Inc.	305,461	25,762,581
Spirit AeroSystems Holdings Inc. Class Aa,b	159,622	7,109,564
Textron Inc.	196,143	7,796,684
TransDigm Group Inc.[a,b]	117,546	33,984,899

		127,554,336
AIR FREIGHT & LOGISTICS — 0.60%
CH Robinson Worldwide Inc.	334,008	23,534,204
Expeditors International of Washington Inc.	299,944	15,453,115

		38,987,319
AIRLINES — 0.25%
Alaska Air Group Inc.	231,079	15,218,863
JetBlue Airways Corp.[a,b]	56,425	972,767

		16,191,630
AUTO COMPONENTS — 1.53%
BorgWarner Inc.	61,404	2,160,193
Delphi Automotive PLC	639,946	45,640,949
Gentex Corp.	427,045	7,498,910
Johnson Controls International PLC	463,154	21,550,555
Lear Corp.	143,416	17,384,887
Visteon Corp.	79,851	5,722,123

		99,957,617
AUTOMOBILES — 0.49%
Harley-Davidson Inc.	424,804	22,340,442
Thor Industries Inc.	112,488	9,527,734

		31,868,176
BANKS — 0.88%
Citizens Financial Group Inc.	512,556	12,665,259
First Hawaiian Inc.[a]	6,222	167,123
First Republic Bank/CA	274,676	21,180,266
Signature Bank/New York NYa	73,215	8,672,317
SVB Financial Group[a,b]	89,565	9,900,515

Security	Shares	Value
Western Alliance Bancorp.[a,b]	123,295	$4,628,494

		57,213,974
BEVERAGES — 1.02%
Brown-Forman Corp. Class A	119,761	5,958,110
Brown-Forman Corp. Class B	440,240	20,884,986
Dr Pepper Snapple Group Inc.	434,947	39,715,010

		66,558,106
BIOTECHNOLOGY — 2.58%
ACADIA Pharmaceuticals Inc.[a,b]	224,596	7,144,399
Agios Pharmaceuticals Inc.[a,b]	66,407	3,507,618
Alkermes PLC[a]	352,668	16,585,976
Alnylam Pharmaceuticals Inc.[a,b]	152,376	10,328,045
BioMarin Pharmaceutical Inc.[a]	400,562	37,059,996
Incyte Corp.[a,b]	381,809	36,000,770
Intercept Pharmaceuticals Inc.[a,b]	38,370	6,315,318
Intrexon Corp.[a,b]	129,457	3,627,385
Ionis Pharmaceuticals Inc.[a,b]	282,720	10,358,861
Juno Therapeutics Inc.[a,b]	132,411	3,973,654
Neurocrine Biosciences Inc.[a,b]	201,717	10,214,949
OPKO Health Inc.[a,b]	688,034	7,286,280
Seattle Genetics Inc.[a,b]	225,564	12,182,712
United Therapeutics Corp.[a,b]	28,597	3,376,734

		167,962,697
BUILDING PRODUCTS — 1.29%
Allegion PLC	225,065	15,509,229
AO Smith Corp.	170,906	16,883,804
Fortune Brands Home & Security Inc.	358,325	20,818,683
Lennox International Inc.	86,283	13,549,019
Masco Corp.	505,274	17,335,951

		84,096,686
CAPITAL MARKETS — 3.39%
Affiliated Managers Group Inc.[a]	109,931	15,907,016
Ameriprise Financial Inc.	112,059	11,180,126
Artisan Partners Asset Management Inc.	87,068	2,368,250
CBOE Holdings Inc.	189,976	12,319,944
Eaton Vance Corp. NVS	257,649	10,061,193
FactSet Research Systems Inc.	93,800	15,204,980
Federated Investors Inc. Class B	190,239	5,636,782
Interactive Brokers Group Inc. Class A	16,989	599,202
Invesco Ltd.	161,742	5,057,672

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value
Lazard Ltd. Class A	40,754	$1,481,815
LPL Financial Holdings Inc.	28,909	864,668
MarketAxess Holdings Inc.	85,935	14,229,977
Moody’s Corp.	355,781	38,523,967
Morningstar Inc.	41,851	3,317,529
MSCI Inc.	213,508	17,921,862
NorthStar Asset Management Group Inc.	431,338	5,577,200
SEI Investments Co.	299,469	13,658,781
T Rowe Price Group Inc.	435,289	28,946,718
TD Ameritrade Holding Corp.	519,758	18,316,272

		221,173,954
CHEMICALS — 1.68%
Axalta Coating Systems Ltd.[a]	386,642	10,930,369
Celanese Corp. Series A	31,433	2,092,181
FMC Corp.	252,717	12,216,340
International Flavors & Fragrances Inc.	187,107	26,750,688
NewMarket Corp.	15,999	6,868,691
RPM International Inc.	305,720	16,423,278
Scotts Miracle-Gro Co. (The) Class A	97,275	8,100,089
Valspar Corp. (The)	183,985	19,515,289
WR Grace & Co.	91,178	6,728,936

		109,625,861
COMMERCIAL SERVICES & SUPPLIES — 1.36%
Cintas Corp.	208,252	23,449,175
Clean Harbors Inc.[a]	9,645	462,767
Copart Inc.[a,b]	229,320	12,282,379
Covanta Holding Corp.	272,450	4,193,006
KAR Auction Services Inc.	322,957	13,938,824
Pitney Bowes Inc.	441,137	8,011,048
Rollins Inc.	224,114	6,562,058
RR Donnelley & Sons Co.	330,189	5,190,571
Stericycle Inc.[a,b]	182,711	14,642,460

		88,732,288
COMMUNICATIONS EQUIPMENT — 1.16%
Arista Networks Inc.[a,b]	91,151	7,755,127
ARRIS International PLC[a,b]	99,994	2,832,830
CommScope Holding Co. Inc.[a]	300,750	9,055,583
F5 Networks Inc.[a,b]	157,391	19,617,214
Motorola Solutions Inc.	46,122	3,518,186
Palo Alto Networks Inc.[a,b]	203,957	32,496,469

		75,275,409

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.13%
Quanta Services Inc.[a]	91,793	$2,569,286
Valmont Industries Inc.	41,469	5,580,483

		8,149,769
CONSTRUCTION MATERIALS — 1.01%
Eagle Materials Inc.	109,273	8,446,803
Martin Marietta Materials Inc.	134,888	24,159,790
Vulcan Materials Co.	289,384	32,911,642

		65,518,235
CONSUMER FINANCE — 0.06%
Credit Acceptance Corp.[a,b]	19,294	3,879,445

		3,879,445
CONTAINERS & PACKAGING — 2.17%
AptarGroup Inc.	36,867	2,853,875
Avery Dennison Corp.	197,036	15,327,431
Ball Corp.	400,984	32,860,639
Bemis Co. Inc.	32,037	1,634,207
Berry Plastics Group Inc.[a,b]	283,419	12,427,923
Crown Holdings Inc.[a]	315,589	18,016,976
Graphic Packaging Holding Co.	524,039	7,331,306
Owens-Illinois Inc.[a,b]	376,801	6,929,370
Packaging Corp. of America	219,132	17,806,666
Sealed Air Corp.	460,849	21,116,101
Silgan Holdings Inc.	95,319	4,822,188

		141,126,682
DISTRIBUTORS — 1.02%
Genuine Parts Co.	323,314	32,476,892
LKQ Corp.[a]	715,950	25,387,587
Pool Corp.	94,364	8,919,285

		66,783,764
DIVERSIFIED CONSUMER SERVICES — 0.34%
Service Corp. International/U.S.	440,253	11,684,315
ServiceMaster Global Holdings Inc.[a]	318,390	10,723,375

		22,407,690
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.49%
SBA Communications Corp. Class Aa	186,037	20,865,910
Zayo Group Holdings Inc.[a]	383,186	11,384,456

		32,250,366
ELECTRIC UTILITIES — 0.12%
ITC Holdings Corp.	173,872	8,081,571

		8,081,571

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.08%
Acuity Brands Inc.	102,078	$27,009,839
AMETEK Inc.	99,056	4,732,896
Hubbell Inc.	82,383	8,875,944
Rockwell Automation Inc.	241,472	29,541,684

		70,160,363
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.72%
Amphenol Corp. Class A	703,301	45,658,301
CDW Corp./DE	381,495	17,445,766
Cognex Corp.	189,840	10,034,942
Fitbit Inc.[a,b]	240,646	3,571,187
IPG Photonics Corp.[a,b]	69,399	5,715,008
National Instruments Corp.	190,511	5,410,512
Trimble Navigation Ltd.[a]	466,954	13,336,206
VeriFone Systems Inc.[a]	255,847	4,027,032
Zebra Technologies Corp. Class Aa,b	98,933	6,886,726

		112,085,680
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.50%
Alexandria Real Estate Equities Inc.	18,216	1,981,354
Boston Properties Inc.	61,200	8,340,948
Care Capital Properties Inc.[b]	19,397	552,814
CubeSmart[b]	282,043	7,688,492
CyrusOne Inc.[b]	145,030	6,899,077
Digital Realty Trust Inc.[b]	241,721	23,475,944
Empire State Realty Trust Inc. Class A	174,007	3,645,447
Equinix Inc.[b]	162,361	58,490,550
Equity Lifestyle Properties Inc.[b]	179,145	13,826,411
Essex Property Trust Inc.	63,788	14,205,588
Extra Space Storage Inc.[b]	282,709	22,449,922
Federal Realty Investment Trust	165,727	25,510,357
Healthcare Trust of America Inc. Class Ab	232,287	7,577,202
Iron Mountain Inc.	610,585	22,915,255
Lamar Advertising Co. Class Ab	192,327	12,560,876
Life Storage Inc.	70,224	6,245,723
Omega Healthcare Investors Inc.[b]	159,711	5,661,755
Outfront Media Inc.[b]	52,156	1,233,489
Pinnacle Entertainment Inc.	438,943	14,682,643
Regency Centers Corp.	41,943	3,250,163

Security	Shares	Value
Senior Housing Properties Trust[b]	63,079	$1,432,524
Tanger Factory Outlet Centers Inc.	198,082	7,717,275
Taubman Centers Inc.	68,165	5,072,158
Ventas Inc.	249,148	17,597,323

		293,013,290
FOOD & STAPLES RETAILING — 0.65%
Casey’s General Stores Inc.	91,149	10,951,552
Rite Aid Corp.[a,b]	2,412,596	18,552,863
Sprouts Farmers Market Inc.[a,b]	326,285	6,737,785
U.S. Foods Holding Corp.[a]	104,532	2,468,001
Whole Foods Market Inc.	125,113	3,546,954

		42,257,155
FOOD PRODUCTS — 4.35%
Blue Buffalo Pet Products Inc.[a,b]	139,511	3,314,781
Campbell Soup Co.	437,393	23,925,397
ConAgra Foods Inc.	810,573	38,186,094
Flowers Foods Inc.	370,313	5,599,133
Hain Celestial Group Inc. (The)[a,b]	177,330	6,309,401
Hershey Co. (The)	329,105	31,462,438
Hormel Foods Corp.	555,156	21,057,067
Ingredion Inc.	118,849	15,814,048
Kellogg Co.	538,217	41,695,671
McCormick & Co. Inc./MD	271,354	27,113,692
Mead Johnson Nutrition Co.	157,966	12,480,894
Pilgrim’s Pride Corp.	20,133	425,209
Post Holdings Inc.[a,b]	86,660	6,687,552
TreeHouse Foods Inc.[a]	40,366	3,519,511
Tyson Foods Inc. Class A	320,114	23,902,912
WhiteWave Foods Co. (The)[a]	407,627	22,187,138

		283,680,938
GAS UTILITIES — 0.01%
Piedmont Natural Gas Co. Inc.	14,364	862,415

		862,415
HEALTH CARE EQUIPMENT & SUPPLIES — 6.25%
ABIOMED Inc.[a,b]	93,101	11,970,926
Alere Inc.[a]	37,354	1,615,187
Align Technology Inc.[a]	169,281	15,870,094
Cooper Companies Inc. (The)	86,592	15,522,482
CR Bard Inc.	172,395	38,664,751
DexCom Inc.[a,b]	192,740	16,895,588
Edwards Lifesciences Corp.[a]	495,057	59,684,072

124	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value
Hill-Rom Holdings Inc.	143,188	$8,874,792
Hologic Inc.[a]	654,657	25,420,331
IDEXX Laboratories Inc.[a,b]	208,197	23,470,048
Intuitive Surgical Inc.[a]	88,613	64,229,361
ResMed Inc.[b]	326,625	21,162,034
St. Jude Medical Inc.	453,284	36,153,932
Teleflex Inc.	18,798	3,159,004
Varian Medical Systems Inc.[a,b]	223,608	22,255,704
West Pharmaceutical Services Inc.	168,410	12,546,545
Zimmer Biomet Holdings Inc.	230,077	29,914,611

		407,409,462
HEALTH CARE PROVIDERS & SERVICES — 2.76%
Acadia Healthcare Co. Inc.[a,b]	58,543	2,900,806
AmerisourceBergen Corp.	417,523	33,727,508
Amsurg Corp.[a,b]	70,705	4,740,770
Centene Corp.[a,b]	288,306	19,304,970
DaVita Inc.[a]	154,782	10,226,447
Envision Healthcare Holdings Inc.[a,b]	365,241	8,133,917
Henry Schein Inc.[a,b]	192,098	31,308,132
Laboratory Corp. of America Holdings[a]	107,571	14,788,861
MEDNAX Inc.[a,b]	151,242	10,019,782
Patterson Companies Inc.	196,996	9,049,996
Premier Inc.[a,b]	32,541	1,052,376
Tenet Healthcare Corp.[a]	187,244	4,242,949
Universal Health Services Inc. Class B	49,448	6,092,982
VCA Inc.[a,b]	182,267	12,755,045
WellCare Health Plans Inc.[a]	95,598	11,193,570

		179,538,111
HEALTH CARE TECHNOLOGY — 1.18%
athenahealth Inc.[a,b]	91,392	11,526,359
Cerner Corp.[a,b]	690,127	42,615,342
IMS Health Holdings Inc.[a]	355,152	11,130,464
Inovalon Holdings Inc.[a,b]	138,095	2,031,378
Veeva Systems Inc.[a]	224,426	9,264,305

		76,567,848
HOTELS, RESTAURANTS & LEISURE — 3.52%
Aramark	245,235	9,326,287
Brinker International Inc.	129,505	6,530,937
Chipotle Mexican Grill Inc.[a,b]	66,270	28,065,345
Choice Hotels International Inc.	52,810	2,380,675
Darden Restaurants Inc.	273,328	16,760,473

Security	Shares	Value
Domino’s Pizza Inc.	117,047	$17,773,587
Dunkin’ Brands Group Inc.	215,292	11,212,407
Extended Stay America Inc.	23,740	337,108
Hilton Worldwide Holdings Inc.	1,081,917	24,808,357
Hyatt Hotels Corp. Class Aa,b	3,223	158,636
Marriott International Inc./MD Class A	570,729	38,427,170
MGM Resorts International[a,b]	99,981	2,602,505
Norwegian Cruise Line Holdings Ltd.[a,b]	34,566	1,303,138
Panera Bread Co. Class Aa,b	52,218	10,167,889
Six Flags Entertainment Corp.	167,202	8,963,699
Vail Resorts Inc.	84,413	13,242,712
Wendy’s Co. (The)	280,141	3,025,523
Wyndham Worldwide Corp.	258,333	17,393,561
Wynn Resorts Ltd.	171,216	16,679,863

		229,159,872
HOUSEHOLD DURABLES — 2.55%
CalAtlantic Group Inc.	21,607	722,538
DR Horton Inc.	434,526	13,122,685
Harman International Industries Inc.	76,168	6,432,388
Leggett & Platt Inc.	310,821	14,167,221
Lennar Corp. Class A	220,673	9,343,295
Lennar Corp. Class B	12,070	405,190
Mohawk Industries Inc.[a]	114,431	22,925,106
Newell Brands Inc.	1,103,307	58,100,147
NVR Inc.[a]	8,205	13,455,133
PulteGroup Inc.	239,392	4,797,416
Tempur Sealy International Inc.[a,b]	125,014	7,093,294
Toll Brothers Inc.[a]	169,935	5,074,259
Tupperware Brands Corp.	117,391	7,673,850
Whirlpool Corp.	17,054	2,765,477

		166,077,999
HOUSEHOLD PRODUCTS — 1.10%
Church & Dwight Co. Inc.	601,999	28,847,792
Clorox Co. (The)	259,000	32,421,620
Energizer Holdings Inc.	44,898	2,243,104
Spectrum Brands Holdings Inc.	57,437	7,908,501

		71,421,017
INDUSTRIAL CONGLOMERATES — 0.40%
Carlisle Companies Inc.	43,783	4,490,822
Roper Technologies Inc.	119,746	21,850,053

		26,340,875

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value
INSURANCE — 0.57%
AmTrust Financial Services Inc.	14,859	$398,667
Arthur J Gallagher & Co.	282,351	14,363,195
Brown & Brown Inc.	16,457	620,593
Erie Indemnity Co. Class A	41,784	4,264,893
Lincoln National Corp.	126,860	5,959,883
Progressive Corp. (The)	130,781	4,119,602
XL Group Ltd.	215,194	7,236,974

		36,963,807
INTERNET & DIRECT MARKETING RETAIL — 1.04%
Expedia Inc.	280,126	32,696,307
Groupon Inc.[a,b]	855,242	4,404,496
Liberty Interactive Corp. QVC Group Series Aa	586,487	11,735,605
Liberty Ventures Series Aa	58,100	2,316,447
TripAdvisor Inc.[a,b]	267,179	16,880,369

		68,033,224
INTERNET SOFTWARE & SERVICES — 2.74%
Akamai Technologies Inc.[a,b]	359,410	19,045,136
CommerceHub Inc. Series Aa	5,773	91,213
CommerceHub Inc. Series Ca	11,574	184,142
CoStar Group Inc.[a]	74,905	16,219,180
GoDaddy Inc. Class Aa,b	108,886	3,759,834
IAC/InterActiveCorp	129,635	8,098,298
LinkedIn Corp. Class Aa	275,554	52,663,880
Match Group Inc.[a,b]	68,008	1,209,862
Pandora Media Inc.[a]	442,648	6,343,146
Rackspace Hosting Inc.[a]	250,879	7,950,355
Twilio Inc. Class Aa	21,324	1,372,413
Twitter Inc.[a]	1,313,231	30,269,975
VeriSign Inc.[a,b]	222,599	17,416,146
Yelp Inc.[a,b]	122,796	5,120,593
Zillow Group Inc. Class Aa	82,899	2,855,871
Zillow Group Inc. Class Ca,b	165,847	5,746,599

		178,346,643
IT SERVICES — 6.75%
Alliance Data Systems Corp.[a]	135,423	29,052,296
Black Knight Financial Services Inc. Class Aa,b	54,205	2,216,984
Booz Allen Hamilton Holding Corp.	249,839	7,897,411
Broadridge Financial Solutions Inc.	276,194	18,723,191
CoreLogic Inc./U.S.[a]	121,729	4,774,211

Security	Shares	Value
CSRA Inc.	383,944	$10,328,094
DST Systems Inc.	76,775	9,053,308
Euronet Worldwide Inc.[a]	117,110	9,583,111
Fidelity National Information Services Inc.	433,720	33,409,452
First Data Corp. Class Aa,b	731,477	9,626,237
Fiserv Inc.[a,b]	520,478	51,771,947
FleetCor Technologies Inc.[a,b]	214,896	37,333,882
Gartner Inc.[a]	187,468	16,581,545
Genpact Ltd.[a]	351,529	8,419,120
Global Payments Inc.	359,891	27,625,233
Jack Henry & Associates Inc.	184,659	15,797,577
Leidos Holdings Inc.	155,434	6,727,183
Paychex Inc.	756,963	43,805,449
Sabre Corp.	485,795	13,689,703
Square Inc.[a,b]	121,404	1,415,571
Teradata Corp.[a,b]	302,966	9,391,946
Total System Services Inc.	389,645	18,371,762
Vantiv Inc. Class Aa,b	363,386	20,447,730
Western Union Co. (The)	1,154,713	24,041,125
WEX Inc.[a,b]	90,593	9,792,197

		439,876,265
LEISURE PRODUCTS — 1.00%
Brunswick Corp./DE	172,093	8,394,697
Hasbro Inc.	263,594	20,910,912
Mattel Inc.	800,346	24,234,477
Polaris Industries Inc.[b]	141,176	10,932,669
Vista Outdoor Inc.[a,b]	24,914	993,072

		65,465,827
LIFE SCIENCES TOOLS & SERVICES — 2.53%
Agilent Technologies Inc.	199,329	9,386,403
Bio-Techne Corp.	86,289	9,448,645
Bruker Corp.	244,453	5,536,860
Charles River Laboratories International Inc.[a]	109,097	9,092,144
Illumina Inc.[a]	342,952	62,300,660
Mettler-Toledo International Inc.[a]	61,579	25,852,712
Patheon NVa	44,705	1,324,609
PerkinElmer Inc.	53,363	2,994,198
Quintiles Transnational Holdings Inc.[a]	126,220	10,231,393
VWR Corp.[a,b]	10,560	299,482
Waters Corp.[a]	180,141	28,550,547

		165,017,653

126	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value
MACHINERY — 2.77%
Donaldson Co. Inc.	275,090	$10,269,110
Flowserve Corp.	184,717	8,910,748
Graco Inc.	129,756	9,601,944
IDEX Corp.	165,924	15,525,509
Ingersoll-Rand PLC	303,288	20,605,387
Lincoln Electric Holdings Inc.	90,030	5,637,679
Manitowoc Foodservice Inc.[a,b]	129,841	2,106,021
Middleby Corp. (The)[a,b]	132,774	16,413,522
Nordson Corp.	133,738	13,324,317
PACCAR Inc.	70,482	4,142,932
Snap-on Inc.	99,322	15,092,971
Stanley Black & Decker Inc.	42,377	5,211,524
Toro Co. (The)	250,810	11,747,940
WABCO Holdings Inc.[a]	123,897	14,066,026
Wabtec Corp./DE	201,793	16,476,398
Xylem Inc./NY	218,901	11,481,357

		180,613,385
MEDIA — 2.88%
AMC Networks Inc. Class Aa	139,299	7,224,046
Cable One Inc.	10,961	6,401,224
Cinemark Holdings Inc.	247,625	9,479,085
Clear Channel Outdoor Holdings Inc. Class A	43,323	253,006
Discovery Communications Inc. Class Aa,b	325,429	8,760,549
Discovery Communications Inc. Class C NVS[a,b]	513,362	13,506,554
Interpublic Group of Companies Inc. (The)	941,797	21,049,163
Lions Gate Entertainment Corp.	141,037	2,819,330
Live Nation Entertainment Inc.[a]	174,899	4,806,225
Madison Square Garden Co. (The)[a]	4,524	766,411
Omnicom Group Inc.	554,050	47,094,250
Regal Entertainment Group Class A	53,246	1,158,100
Scripps Networks Interactive Inc. Class A	193,193	12,265,824
Sirius XM Holdings Inc.[a,b]	4,176,841	17,417,427
Starz Series Aa	197,037	6,145,584
Tribune Media Co.	14,291	521,907
Viacom Inc. Class A	20,829	891,898
Viacom Inc. Class B NVS	713,663	27,190,560

		187,751,143

Security	Shares	Value
METALS & MINING — 0.19%
Freeport-McMoRan Inc.	680,669	$7,392,065
Royal Gold Inc.	9,945	770,042
Southern Copper Corp.	86,853	2,284,234
Steel Dynamics Inc.	81,900	2,046,681

		12,493,022
MULTILINE RETAIL — 1.59%
Dollar General Corp.	667,289	46,703,557
Dollar Tree Inc.[a]	531,948	41,986,656
Nordstrom Inc.[b]	289,058	14,996,329

		103,686,542
OIL, GAS & CONSUMABLE FUELS — 1.45%
Cabot Oil & Gas Corp.	761,486	19,646,339
Chesapeake Energy Corp.[a,b]	120,644	756,438
Cimarex Energy Co.	34,590	4,647,858
Continental Resources Inc./OKa,b	90,181	4,685,805
Devon Energy Corp.	108,922	4,804,549
Diamondback Energy Inc.[a,b]	44,879	4,332,619
Newfield Exploration Co.[a]	118,421	5,146,577
ONEOK Inc.	490,692	25,216,662
Parsley Energy Inc. Class Aa	32,738	1,097,050
Southwestern Energy Co.[a,b]	1,149,382	15,907,447
Williams Companies Inc. (The)	268,699	8,257,120

		94,498,464
PERSONAL PRODUCTS — 0.22%
Coty Inc. Class Ab	58,807	1,381,965
Herbalife Ltd.[a,b]	173,161	10,734,250
Nu Skin Enterprises Inc. Class A	37,115	2,404,310

		14,520,525
PHARMACEUTICALS — 0.94%
Akorn Inc.[a]	196,126	5,346,395
Zoetis Inc.	1,068,917	55,594,373

		60,940,768
PROFESSIONAL SERVICES — 1.88%
Dun & Bradstreet Corp. (The)	34,367	4,695,220
Equifax Inc.	278,039	37,418,489
Nielsen Holdings PLC	661,449	35,433,823
Robert Half International Inc.	299,149	11,325,781
TransUnion[a]	123,942	4,275,999
Verisk Analytics Inc. Class Aa	359,680	29,234,790

		122,384,102

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.30%
CBRE Group Inc. Class Aa	703,611	$19,687,036

		19,687,036
ROAD & RAIL — 0.63%
AMERCO	8,914	2,890,186
Avis Budget Group Inc.[a,b]	195,229	6,678,784
Hertz Global Holdings Inc.[a,b]	33,822	1,358,291
JB Hunt Transport Services Inc.	207,912	16,869,980
Landstar System Inc.	98,591	6,712,075
Old Dominion Freight Line Inc.[a,b]	98,024	6,725,427

		41,234,743
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.91%
Cree Inc.[a]	84,916	2,184,039
KLA-Tencor Corp.	366,081	25,519,506
Lam Research Corp.	299,121	28,329,750
Linear Technology Corp.	262,102	15,540,028
Maxim Integrated Products Inc.	663,377	26,488,644
Microchip Technology Inc.[b]	493,285	30,652,730
NVIDIA Corp.	1,194,600	81,853,992
ON Semiconductor Corp.[a]	96,291	1,186,305
Qorvo Inc.[a,b]	29,295	1,632,903
Skyworks Solutions Inc.	408,848	31,129,687
Xilinx Inc.	189,301	10,286,616

		254,804,200
SOFTWARE — 5.80%
ANSYS Inc.[a]	53,295	4,935,650
Atlassian Corp. PLC Class Aa,b	61,101	1,831,197
Autodesk Inc.[a]	406,604	29,409,667
Cadence Design Systems Inc.[a]	701,455	17,908,146
CDK Global Inc.	364,661	20,916,955
Citrix Systems Inc.[a]	364,111	31,029,539
Electronic Arts Inc.[a]	682,286	58,267,224
FireEye Inc.[a,b]	82,386	1,213,546
Fortinet Inc.[a]	339,887	12,552,027
Guidewire Software Inc.[a,b]	169,928	10,192,281
Manhattan Associates Inc.[a,b]	168,382	9,702,171
NetSuite Inc.[a,b]	93,443	10,343,206
Nuance Communications Inc.[a]	395,261	5,731,285
PTC Inc.[a]	118,187	5,236,866
Red Hat Inc.[a]	424,859	34,341,353
ServiceNow Inc.[a,b]	369,876	29,275,685
Splunk Inc.[a]	307,176	18,025,088

Security	Shares	Value
SS&C Technologies Holdings Inc.	363,273	$11,679,227
Symantec Corp.	203,947	5,119,070
Synopsys Inc.[a]	33,659	1,997,662
Tableau Software Inc. Class Aa	128,415	7,097,497
Tyler Technologies Inc.[a]	77,488	13,268,270
Ultimate Software Group Inc. (The)[a]	64,401	13,162,920
Workday Inc. Class Aa,b	273,332	25,061,811

		378,298,343
SPECIALTY RETAIL — 5.71%
Advance Auto Parts Inc.	166,121	24,771,964
AutoNation Inc.[a,b]	60,307	2,937,554
AutoZone Inc.[a]	69,026	53,035,437
Bed Bath & Beyond Inc.[b]	36,459	1,571,747
Burlington Stores Inc.[a]	94,103	7,624,225
Cabela’s Inc.[a,b]	14,730	809,119
CarMax Inc.[a,b]	453,461	24,192,144
Dick’s Sporting Goods Inc.	160,461	9,101,348
Foot Locker Inc.	284,662	19,277,311
Gap Inc. (The)[b]	33,259	739,680
L Brands Inc.	102,569	7,258,808
Michaels Companies Inc. (The)[a,b]	167,122	4,039,339
Murphy USA Inc.[a]	52,620	3,754,963
O’Reilly Automotive Inc.[a]	221,738	62,111,031
Ross Stores Inc.	923,661	59,391,402
Sally Beauty Holdings Inc.[a,b]	343,532	8,821,902
Signet Jewelers Ltd.	168,033	12,523,499
Tractor Supply Co.	313,082	21,086,073
Ulta Salon Cosmetics & Fragrance Inc.[a]	137,341	32,684,411
Urban Outfitters Inc.[a,b]	162,444	5,607,567
Williams-Sonoma Inc.	207,551	10,601,705

		371,941,229
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.14%
NCR Corp.[a,b]	288,820	9,297,116

		9,297,116
TEXTILES, APPAREL & LUXURY GOODS — 1.73%
Carter’s Inc.	117,537	10,191,633
Coach Inc.	123,300	4,507,848
Hanesbrands Inc.	884,461	22,332,640
Kate Spade & Co.[a]	299,059	5,122,881
lululemon athletica Inc.[a,b]	227,792	13,890,756

128	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2016

Security	Shares	Value
Michael Kors Holdings Ltd.[a,b]	379,345	$17,749,553
Ralph Lauren Corp.	9,260	936,556
Skechers U.S.A. Inc. Class Aa,b	304,556	6,974,333
Under Armour Inc. Class Aa,b	429,360	16,607,645
Under Armour Inc. Class Ca,b	434,376	14,707,971

		113,021,816
TRADING COMPANIES & DISTRIBUTORS — 1.56%
Air Lease Corp.	111,698	3,192,329
Fastenal Co.	675,406	28,218,463
HD Supply Holdings Inc.[a,b]	471,667	15,083,911
Herc Holdings Inc.[a]	10,872	366,386
MSC Industrial Direct Co. Inc. Class A	46,225	3,393,377
United Rentals Inc.[a]	176,839	13,880,093
Watsco Inc.	60,685	8,550,517
WW Grainger Inc.	129,841	29,193,450

		101,878,526

TOTAL COMMON STOCKS
(Cost: $5,577,030,788)		6,512,724,979

SHORT-TERM INVESTMENTS — 6.28%

MONEY MARKET FUNDS — 6.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	404,348,001	404,348,001

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	5,185,150	$5,185,150

		409,533,151

TOTAL SHORT-TERM INVESTMENTS
(Cost: $409,533,151)		409,533,151

TOTAL INVESTMENTS IN SECURITIES — 106.21%
(Cost: $5,986,563,939)		6,922,258,130
Other Assets, Less Liabilities — (6.21)%		(404,959,195)

NET ASSETS — 100.00%		$6,517,298,935

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	6	Dec. 2016	Chicago Mercantile	$638,971	$648,120	$9,149
S&P MidCap 400 E-Mini	19	Dec. 2016	Chicago Mercantile	2,887,341	2,944,240	56,899

				Net unrealized appreciation		$66,048

See notes to financial statements.

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.83%
Huntington Ingalls Industries Inc.	19,201	$2,945,817
L-3 Communications Holdings Inc.	190,676	28,740,594
Orbital ATK Inc.	145,079	11,059,372
Spirit AeroSystems Holdings Inc. Class Aa	159,967	7,124,930
Textron Inc.	462,294	18,376,187

		68,246,900
AIR FREIGHT & LOGISTICS — 0.08%
Expeditors International of Washington Inc.	134,213	6,914,654

		6,914,654
AIRLINES — 1.49%
Alaska Air Group Inc.	52,931	3,486,036
American Airlines Group Inc.	1,315,350	48,154,963
Copa Holdings SA Class Ab	77,745	6,836,118
JetBlue Airways Corp.[a]	740,969	12,774,306
Spirit Airlines Inc.[a,b]	178,127	7,575,741
United Continental Holdings Inc.[a]	834,645	43,793,823

		122,620,987
AUTO COMPONENTS — 1.58%
BorgWarner Inc.	474,889	16,706,595
Gentex Corp.	251,271	4,412,319
Goodyear Tire & Rubber Co. (The)	662,297	21,392,193
Johnson Controls International PLC	1,797,616	83,643,067
Lear Corp.	31,787	3,853,220

		130,007,394
BANKS — 5.36%
Associated Banc-Corp.	372,194	7,291,280
Bank of Hawaii Corp.	105,532	7,663,734
BankUnited Inc.	247,722	7,481,204
BOK Financial Corp.	64,082	4,419,736
CIT Group Inc.	495,296	17,979,245
Citizens Financial Group Inc.	775,286	19,157,317
Comerica Inc.	434,206	20,546,628
Commerce Bancshares Inc./MO	207,175	10,205,441
Cullen/Frost Bankers Inc.	132,112	9,504,137
East West Bancorp. Inc.	356,771	13,097,063

Security	Shares	Value
Fifth Third Bancorp.	1,901,426	$38,903,176
First Hawaiian Inc.[a]	53,986	1,450,064
First Horizon National Corp.	573,223	8,730,186
First Republic Bank/CA	71,773	5,534,416
Huntington Bancshares Inc./OH	2,675,231	26,377,778
KeyCorp	2,694,076	32,786,905
M&T Bank Corp.	371,910	43,178,751
PacWest Bancorp.	295,019	12,659,265
People’s United Financial Inc.	768,785	12,162,179
Popular Inc.	255,214	9,754,279
Regions Financial Corp.	3,155,355	31,143,354
Signature Bank/New York NYa	53,980	6,393,931
SunTrust Banks Inc.	1,247,993	54,662,093
SVB Financial Group[a]	33,722	3,727,630
Synovus Financial Corp.	310,168	10,089,765
TCF Financial Corp.	391,623	5,682,450
Western Alliance Bancorp.[a]	101,248	3,800,850
Zions BanCorp.	500,703	15,531,807

		439,914,664
BEVERAGES — 0.59%
Brown-Forman Corp. Class A	8,210	408,447
Brown-Forman Corp. Class B	28,720	1,362,477
Molson Coors Brewing Co. Class B	427,465	46,935,657

		48,706,581
BIOTECHNOLOGY — 0.15%
Alnylam Pharmaceuticals Inc.[a,b]	25,039	1,697,144
Juno Therapeutics Inc.[a,b]	15,579	467,526
OPKO Health Inc.[a,b]	69,365	734,575
United Therapeutics Corp.[a]	79,292	9,362,799

		12,262,044
BUILDING PRODUCTS — 0.45%
Armstrong World Industries Inc.[a,b]	115,699	4,780,683
Lennox International Inc.	7,241	1,137,054
Masco Corp.	290,539	9,968,393
Owens Corning	285,259	15,229,978
USG Corp.[a]	217,323	5,617,800

		36,733,908
CAPITAL MARKETS — 2.37%
Affiliated Managers Group Inc.[a]	17,483	2,529,790
Ameriprise Financial Inc.	271,805	27,117,985
E*TRADE Financial Corp.[a]	694,474	20,223,083
Interactive Brokers Group Inc. Class A	139,619	4,924,362

130	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value
Invesco Ltd.	851,360	$26,622,027
Lazard Ltd. Class A	274,080	9,965,549
Legg Mason Inc.	261,649	8,760,008
LPL Financial Holdings Inc.	183,544	5,489,801
Moody’s Corp.	44,426	4,810,447
Nasdaq Inc.	278,829	18,832,111
Northern Trust Corp.	515,000	35,014,850
Raymond James Financial Inc.	314,410	18,301,806
T Rowe Price Group Inc.	142,684	9,488,486
TD Ameritrade Holding Corp.	68,219	2,404,038

		194,484,343
CHEMICALS — 1.94%
Albemarle Corp.	278,452	23,804,861
Ashland Global Holdings Inc.	155,173	17,992,309
Cabot Corp.	152,505	7,992,787
Celanese Corp. Series A	333,506	22,198,159
CF Industries Holdings Inc.	561,130	13,663,516
Eastman Chemical Co.	367,457	24,869,490
FMC Corp.	64,799	3,132,384
Huntsman Corp.	494,403	8,043,937
Mosaic Co. (The)	870,858	21,301,187
NewMarket Corp.	1,351	580,011
Platform Specialty Products Corp.[a,b]	484,800	3,931,728
Scotts Miracle-Gro Co. (The) Class A	9,078	755,925
Westlake Chemical Corp.	94,707	5,066,825
WR Grace & Co.	78,429	5,788,060

		159,121,179
COMMERCIAL SERVICES & SUPPLIES — 0.47%
Clean Harbors Inc.[a,b]	120,077	5,761,294
Republic Services Inc.	586,405	29,584,132
RR Donnelley & Sons Co.	167,976	2,640,583
Stericycle Inc.[a,b]	11,354	909,910

		38,895,919
COMMUNICATIONS EQUIPMENT — 1.27%
ARRIS International PLC[a,b]	363,349	10,293,677
Brocade Communications Systems Inc.	996,892	9,201,313
EchoStar Corp. Class Aa	113,369	4,968,963
Harris Corp.	310,473	28,442,432
Juniper Networks Inc.	928,868	22,348,564
Motorola Solutions Inc.	385,342	29,393,888

		104,648,837

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.80%
AECOM[a,b]	378,790	$11,261,427
Chicago Bridge & Iron Co. NV	260,266	7,295,256
Fluor Corp.	346,692	17,792,233
Jacobs Engineering Group Inc.[a,b]	297,917	15,408,267
KBR Inc.	356,065	5,387,263
Quanta Services Inc.[a]	261,742	7,326,159
Valmont Industries Inc.	11,222	1,510,145

		65,980,750
CONSTRUCTION MATERIALS — 0.06%
Martin Marietta Materials Inc.	15,100	2,704,561
Vulcan Materials Co.	22,948	2,609,876

		5,314,437
CONSUMER FINANCE — 1.30%
Ally Financial Inc.	1,104,318	21,501,072
Navient Corp.	818,277	11,840,468
OneMain Holdings Inc.[a,b]	132,446	4,099,204
Santander Consumer USA Holdings Inc.[a]	263,446	3,203,503
SLM Corp.[a]	1,063,139	7,941,648
Synchrony Financial	2,080,549	58,255,372

		106,841,267
CONTAINERS & PACKAGING — 1.41%
AptarGroup Inc.	115,080	8,908,343
Avery Dennison Corp.	12,717	989,256
Bemis Co. Inc.	200,907	10,248,266
Graphic Packaging Holding Co.	237,153	3,317,771
International Paper Co.	1,020,488	48,963,014
Sonoco Products Co.	247,027	13,050,436
WestRock Co.	622,809	30,193,780

		115,670,866
DISTRIBUTORS — 0.03%
Genuine Parts Co.	20,966	2,106,035

		2,106,035
DIVERSIFIED CONSUMER SERVICES — 0.22%
Graham Holdings Co. Class B	10,797	5,197,352
H&R Block Inc.	558,658	12,932,933

		18,130,285
DIVERSIFIED FINANCIAL SERVICES — 0.37%
Leucadia National Corp.	817,794	15,570,798
Voya Financial Inc.	508,640	14,659,005

		30,229,803

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.16%
CenturyLink Inc.	1,337,477	$36,686,994
Frontier Communications Corp.[b]	2,905,370	12,086,339
Level 3 Communications Inc.[a]	727,093	33,722,574
SBA Communications Corp. Class Aa	112,456	12,613,065

		95,108,972
ELECTRIC UTILITIES — 4.76%
Alliant Energy Corp.	565,323	21,657,524
Avangrid Inc.	140,228	5,858,726
Edison International	787,243	56,878,307
Entergy Corp.	445,230	34,162,498
Eversource Energy	789,775	42,790,009
FirstEnergy Corp.	1,058,594	35,018,289
Great Plains Energy Inc.	385,609	10,523,270
Hawaiian Electric Industries Inc.	267,153	7,974,517
ITC Holdings Corp.	189,598	8,812,515
OGE Energy Corp.	495,183	15,657,686
Pinnacle West Capital Corp.	275,626	20,944,820
PPL Corp.	1,688,079	58,356,891
Westar Energy Inc.	351,857	19,967,885
Xcel Energy Inc.	1,265,093	52,045,926

		390,648,863
ELECTRICAL EQUIPMENT — 0.56%
AMETEK Inc.	467,578	22,340,877
Hubbell Inc.	49,012	5,280,553
Regal Beloit Corp.	111,148	6,612,194
Rockwell Automation Inc.	67,330	8,237,152
Solarcity Corp.[a,b]	164,052	3,208,857

		45,679,633
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.11%
Arrow Electronics Inc.[a,b]	226,089	14,462,913
Avnet Inc.	318,718	13,086,561
Dolby Laboratories Inc. Class A	126,460	6,865,513
Fitbit Inc.[a,b]	58,637	870,173
FLIR Systems Inc.	340,820	10,708,565
Ingram Micro Inc. Class A	360,743	12,864,095
IPG Photonics Corp.[a,b]	14,172	1,167,064
Jabil Circuit Inc.	465,997	10,168,055
Keysight Technologies Inc.[a]	426,736	13,523,264
National Instruments Corp.	55,325	1,571,230
Trimble Navigation Ltd.[a]	131,628	3,759,296
Zebra Technologies Corp. Class Aa,b	23,775	1,654,978

		90,701,707

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.44%
Baker Hughes Inc.	1,090,122	$55,018,457
Diamond Offshore Drilling Inc.	161,650	2,846,657
Dril-Quip Inc.[a,b]	94,206	5,251,042
Ensco PLC Class A	753,570	6,405,345
FMC Technologies Inc.[a,b]	561,115	16,648,282
Frank’s International NVb	89,255	1,160,315
Helmerich & Payne Inc.[b]	241,627	16,261,497
Nabors Industries Ltd.	687,094	8,355,063
National Oilwell Varco Inc.	939,651	34,522,778
Noble Corp. PLC	606,263	3,843,707
Oceaneering International Inc.	244,131	6,716,044
Patterson-UTI Energy Inc.	359,258	8,036,602
Rowan Companies PLC Class A	313,073	4,746,187
RPC Inc.[a]	145,699	2,447,743
Superior Energy Services Inc.	374,700	6,707,130
Transocean Ltd.[b]	859,184	9,158,901
Weatherford International PLC[a,b]	2,220,753	12,480,632

		200,606,382
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.71%
Alexandria Real Estate Equities Inc.[b]	172,323	18,743,573
American Campus Communities Inc.	324,943	16,529,850
American Capital Agency Corp.	768,378	15,014,106
American Homes 4 Rent Class A	414,048	8,959,999
Annaly Capital Management Inc.[b]	2,535,702	26,624,871
Apartment Investment & Management Co. Class A	387,493	17,789,804
Apple Hospitality REIT Inc.[b]	410,128	7,591,469
AvalonBay Communities Inc.	341,028	60,648,419
Boston Properties Inc.	316,029	43,071,592
Brandywine Realty Trust[b]	428,995	6,700,902
Brixmor Property Group Inc.	475,683	13,219,231
Camden Property Trust[b]	212,496	17,794,415
Care Capital Properties Inc.	188,759	5,379,631
Chimera Investment Corp.	467,782	7,461,123
Columbia Property Trust Inc.	308,588	6,909,285
Communications Sales & Leasing Inc.[a]	303,825	9,543,143

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value
Corporate Office Properties Trust	235,531	$6,677,304
Corrections Corp. of America	291,489	4,042,952
CubeSmart	142,416	3,882,260
CyrusOne Inc.[b]	21,668	1,030,747
DCT Industrial Trust Inc.	223,881	10,869,423
DDR Corp.	765,222	13,337,819
Digital Realty Trust Inc.[b]	109,557	10,640,176
Douglas Emmett Inc.[b]	347,690	12,735,885
Duke Realty Corp.	860,643	23,521,373
Empire State Realty Trust Inc. Class Ab	117,816	2,468,245
EPR Properties	156,769	12,343,991
Equity Commonwealth[a]	303,624	9,175,517
Equity One Inc.[b]	228,265	6,987,192
Essex Property Trust Inc.[b]	94,560	21,058,512
Forest City Realty Trust Inc. Class A	568,059	13,139,205
General Growth Properties Inc.	1,432,446	39,535,510
HCP Inc.[b]	1,163,231	44,144,616
Healthcare Trust of America Inc. Class A	89,712	2,926,405
Highwoods Properties Inc.	238,218	12,415,922
Hospitality Properties Trust	385,331	11,452,037
Host Hotels & Resorts Inc.[b]	1,831,060	28,509,604
Kilroy Realty Corp.[b]	225,046	15,606,940
Kimco Realty Corp.	1,003,865	29,061,892
Liberty Property Trust	363,418	14,663,916
Life Storage Inc.	39,311	3,496,320
Macerich Co. (The)	356,801	28,854,497
MFA Financial Inc.	923,017	6,904,167
Mid-America Apartment Communities Inc.[b]	187,319	17,606,113
National Retail Properties Inc.[b]	355,334	18,068,734
NorthStar Realty Finance Corp.	447,780	5,897,263
Omega Healthcare Investors Inc.[b]	288,668	10,233,281
Outfront Media Inc.	288,891	6,832,272
Paramount Group Inc.	449,599	7,368,928
Piedmont Office Realty Trust Inc. Class Ab	360,240	7,842,425
Post Properties Inc.	130,983	8,661,906
Prologis Inc.[b]	1,298,693	69,532,023
Rayonier Inc.[b]	306,126	8,124,584
Realty Income Corp.[b]	641,137	42,911,299
Regency Centers Corp.	211,778	16,410,677

Security	Shares	Value
Retail Properties of America Inc. Class A	591,956	$9,944,861
Senior Housing Properties Trust	482,481	10,957,143
SL Green Realty Corp.	242,563	26,221,060
Spirit Realty Capital Inc.	1,192,614	15,897,545
Starwood Property Trust Inc.[b]	576,485	12,982,442
STORE Capital Corp.[b]	375,095	11,054,050
Sun Communities Inc.[b]	155,395	12,195,400
Tanger Factory Outlet Centers Inc.	22,666	883,067
Taubman Centers Inc.	73,456	5,465,861
Two Harbors Investment Corp.	862,956	7,361,015
UDR Inc.	659,345	23,729,827
Ventas Inc.	576,774	40,737,548
VEREIT Inc.	2,408,083	24,971,821
Vornado Realty Trust	426,948	43,211,407
Weingarten Realty Investors	289,568	11,287,361
Welltower Inc.	888,523	66,434,865
Weyerhaeuser Co.	1,844,658	58,918,376
WP Carey Inc.	257,584	16,621,896

		1,289,828,890
FOOD & STAPLES RETAILING — 0.23%
Whole Foods Market Inc.	659,758	18,704,139

		18,704,139
FOOD PRODUCTS — 2.07%
Bunge Ltd.	345,828	20,483,393
ConAgra Foods Inc.	228,541	10,766,567
Flowers Foods Inc.	37,001	559,455
Hain Celestial Group Inc. (The)[a]	64,925	2,310,032
Hormel Foods Corp.	85,180	3,230,877
Ingredion Inc.	52,717	7,014,524
JM Smucker Co. (The)	288,197	39,062,221
Kellogg Co.	47,864	3,708,024
Mead Johnson Nutrition Co.	297,607	23,513,929
Pilgrim’s Pride Corp.	126,595	2,673,686
Pinnacle Foods Inc.	287,348	14,416,249
Post Holdings Inc.[a,b]	67,551	5,212,911
TreeHouse Foods Inc.[a,b]	93,668	8,166,913
Tyson Foods Inc. Class A	385,723	28,801,936

		169,920,717
GAS UTILITIES — 0.72%
Atmos Energy Corp.	251,589	18,735,833
National Fuel Gas Co.	183,645	9,929,685
Piedmont Natural Gas Co. Inc.	184,619	11,084,525
UGI Corp.	427,960	19,360,910

		59,110,953

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.30%
Alere Inc.[a]	175,747	$7,599,300
Cooper Companies Inc. (The)	26,407	4,733,719
DENTSPLY SIRONA Inc.	571,698	33,976,012
Hill-Rom Holdings Inc.	10,887	674,776
St. Jude Medical Inc.	211,973	16,906,967
Teleflex Inc.	88,651	14,897,801
Zimmer Biomet Holdings Inc.	215,416	28,008,388

		106,796,963
HEALTH CARE PROVIDERS & SERVICES — 1.54%
Acadia Healthcare Co. Inc.[a,b]	119,245	5,908,590
Amsurg Corp.[a,b]	59,124	3,964,264
Brookdale Senior Living Inc.[a,b]	459,558	8,019,287
Centene Corp.[a,b]	110,333	7,387,898
DaVita Inc.[a,b]	253,220	16,730,245
Envision Healthcare Holdings Inc.[a,b]	77,724	1,730,913
Laboratory Corp. of America Holdings[a]	140,563	19,324,601
LifePoint Health Inc.[a]	100,396	5,946,455
MEDNAX Inc.[a,b]	67,858	4,495,593
Premier Inc.[a,b]	80,010	2,587,523
Quest Diagnostics Inc.	352,193	29,806,094
Universal Health Services Inc. Class B	160,348	19,758,081
WellCare Health Plans Inc.[a]	8,885	1,040,345

		126,699,889
HEALTH CARE TECHNOLOGY — 0.07%
Allscripts Healthcare Solutions Inc.[a,b]	465,431	6,129,726

		6,129,726
HOTELS, RESTAURANTS & LEISURE — 1.45%
Aramark	342,877	13,039,612
Choice Hotels International Inc.	25,981	1,171,224
Extended Stay America Inc.	158,478	2,250,388
Hilton Worldwide Holdings Inc.	157,944	3,621,656
Hyatt Hotels Corp. Class Aa,b	56,406	2,776,303
International Game Technology PLC	234,686	5,721,645
Marriott International Inc./MD Class A	196,797	13,250,342
MGM Resorts International[a,b]	1,073,099	27,932,767
Norwegian Cruise Line Holdings Ltd.[a]	358,874	13,529,550
Royal Caribbean Cruises Ltd.	418,792	31,388,460

Security	Shares	Value
Wendy’s Co. (The)	225,773	$2,438,348
Wynn Resorts Ltd.	17,517	1,706,506

		118,826,801
HOUSEHOLD DURABLES — 1.21%
CalAtlantic Group Inc.	163,358	5,462,691
DR Horton Inc.	379,344	11,456,189
Garmin Ltd.	277,162	13,334,264
Harman International Industries Inc.	94,379	7,970,306
Lennar Corp. Class A	215,546	9,126,218
Lennar Corp. Class B	12,333	414,019
Mohawk Industries Inc.[a]	32,166	6,444,136
PulteGroup Inc.	602,493	12,073,960
Toll Brothers Inc.[a]	204,487	6,105,982
Whirlpool Corp.	166,655	27,024,775

		99,412,540
HOUSEHOLD PRODUCTS — 0.14%
Clorox Co. (The)	47,901	5,996,247
Energizer Holdings Inc.	105,388	5,265,185

		11,261,432
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.50%
AES Corp./VA	1,641,377	21,091,695
Calpine Corp.[a,b]	890,939	11,261,469
NRG Energy Inc.	783,511	8,783,158

		41,136,322
INDUSTRIAL CONGLOMERATES — 0.41%
Carlisle Companies Inc.	109,362	11,217,260
Roper Technologies Inc.	121,499	22,169,923

		33,387,183
INSURANCE — 6.94%
Alleghany Corp.[a]	34,524	18,125,790
Allied World Assurance Co. Holdings AG	217,618	8,796,120
American Financial Group Inc./OH	170,047	12,753,525
American National Insurance Co.	18,472	2,252,845
AmTrust Financial Services Inc.	204,505	5,486,869
Arch Capital Group Ltd.[a]	285,139	22,600,117
Arthur J Gallagher & Co.	137,521	6,995,693
Aspen Insurance Holdings Ltd.	149,884	6,983,096
Assurant Inc.	153,614	14,170,891
Assured Guaranty Ltd.	330,988	9,184,917

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value
Axis Capital Holdings Ltd.	227,401	$12,354,696
Brown & Brown Inc.	272,745	10,285,214
Cincinnati Financial Corp.	372,835	28,119,216
CNA Financial Corp.	67,996	2,339,742
Endurance Specialty Holdings Ltd.	158,950	10,403,278
Erie Indemnity Co. Class A	16,294	1,663,129
Everest Re Group Ltd.	97,282	18,480,662
First American Financial Corp.	265,621	10,433,593
FNF Group	653,005	24,102,415
Hanover Insurance Group Inc. (The)	105,487	7,955,830
Hartford Financial Services Group Inc. (The)	973,782	41,697,345
Lincoln National Corp.	459,348	21,580,169
Loews Corp.	696,731	28,670,481
Markel Corp.[a]	33,951	31,532,670
Mercury General Corp.[b]	54,424	2,985,156
Old Republic International Corp.	602,456	10,615,275
Principal Financial Group Inc.	665,545	34,282,223
ProAssurance Corp.	131,065	6,878,291
Progressive Corp. (The)	1,308,161	41,207,071
Reinsurance Group of America Inc.	158,847	17,145,945
RenaissanceRe Holdings Ltd.	98,108	11,788,657
Torchmark Corp.	295,562	18,883,456
Unum Group	592,078	20,906,274
Validus Holdings Ltd.	186,986	9,315,643
White Mountains Insurance Group Ltd.	11,702	9,712,660
WR Berkley Corp.	238,298	13,764,092
XL Group Ltd.	461,368	15,515,806

		569,968,852
INTERNET & DIRECT MARKETING RETAIL — 0.25%
Liberty Interactive Corp. QVC Group Series Aa	483,985	9,684,540
Liberty Ventures Series Aa	269,750	10,754,932

		20,439,472
INTERNET SOFTWARE & SERVICES — 0.22%
Akamai Technologies Inc.[a]	48,294	2,559,099
CommerceHub Inc. Series Aa	27,146	428,907
CommerceHub Inc. Series Ca	56,869	904,786
IAC/InterActiveCorp	38,030	2,375,734
Pandora Media Inc.[a,b]	77,651	1,112,739
Twilio Inc. Class Aa	6,091	392,017

Security	Shares	Value
Twitter Inc.[a]	185,250	$4,270,012
Yelp Inc.[a,b]	39,000	1,626,300
Zillow Group Inc. Class Aa,b	39,926	1,375,451
Zillow Group Inc. Class Ca,b	79,053	2,739,186

		17,784,231
IT SERVICES — 1.25%
Amdocs Ltd.	368,344	21,308,700
Booz Allen Hamilton Holding Corp.	17,505	553,333
Computer Sciences Corp.	344,704	17,996,996
CoreLogic Inc./U.S.[a]	90,783	3,560,509
Fidelity National Information Services Inc.	348,273	26,827,469
Leidos Holdings Inc.	163,285	7,066,975
Xerox Corp.	2,503,769	25,363,180

		102,677,162
LEISURE PRODUCTS — 0.09%
Brunswick Corp./DE	42,300	2,063,394
Vista Outdoor Inc.[a]	124,654	4,968,708

		7,032,102
LIFE SCIENCES TOOLS & SERVICES — 0.93%
Agilent Technologies Inc.	596,944	28,110,093
Bio-Rad Laboratories Inc. Class Aa	51,616	8,455,217
Patheon NVa	33,658	997,287
PerkinElmer Inc.	213,293	11,967,870
QIAGEN NVa	567,534	15,573,133
Quintiles Transnational Holdings Inc.[a,b]	70,983	5,753,882
VWR Corp.[a,b]	183,086	5,192,319

		76,049,801
MACHINERY — 4.39%
AGCO Corp.	173,185	8,541,484
Allison Transmission Holdings Inc.	352,080	10,097,654
Colfax Corp.[a,b]	245,256	7,708,396
Crane Co.	121,492	7,655,211
Cummins Inc.	392,706	50,325,274
Donaldson Co. Inc.	25,013	933,735
Dover Corp.	381,485	28,092,555
Flowserve Corp.	127,081	6,130,387
IDEX Corp.	13,301	1,244,575
Ingersoll-Rand PLC	319,027	21,674,694
ITT Inc.	225,201	8,071,204
Lincoln Electric Holdings Inc.	56,561	3,541,850

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value
Manitowoc Foodservice Inc.[a,b]	177,148	$2,873,341
Oshkosh Corp.	181,414	10,159,184
PACCAR Inc.	776,850	45,663,243
Parker-Hannifin Corp.	332,126	41,691,777
Pentair PLC	413,421	26,558,165
Snap-on Inc.	38,658	5,874,470
Stanley Black & Decker Inc.	327,015	40,216,305
Terex Corp.	263,868	6,704,886
Timken Co. (The)	175,395	6,163,380
Trinity Industries Inc.	371,466	8,982,048
Xylem Inc./NY	213,210	11,182,864

		360,086,682
MARINE — 0.10%
Kirby Corp.[a,b]	131,363	8,165,524

		8,165,524
MEDIA — 1.33%
Clear Channel Outdoor Holdings Inc. Class A	45,297	264,534
Discovery Communications Inc. Class Aa,b	27,052	728,240
Discovery Communications Inc. Class C NVS[a,b]	41,983	1,104,573
John Wiley & Sons Inc. Class A	110,711	5,713,795
Liberty Broadband Corp. Class Aa,b	63,579	4,460,702
Liberty Broadband Corp. Class Ca,b	256,839	18,358,852
Liberty SiriusXM Group Class Aa	226,766	7,705,509
Liberty SiriusXM Group Class Ca	455,975	15,234,125
Lions Gate Entertainment Corp.	83,530	1,669,765
Live Nation Entertainment Inc.[a]	140,397	3,858,109
Madison Square Garden Co. (The)[a]	43,613	7,388,478
News Corp. Class A	944,730	13,207,325
News Corp. Class B	303,877	4,321,131
Regal Entertainment Group Class A	145,880	3,172,890
TEGNA Inc.	541,472	11,836,578
Tribune Media Co.	178,459	6,517,323
Viacom Inc. Class A	3,334	142,762
Viacom Inc. Class B NVS	102,147	3,891,801

		109,576,492

Security	Shares	Value
METALS & MINING — 2.62%
Alcoa Inc.	3,277,004	$33,228,820
Compass Minerals International Inc.	83,948	6,186,968
Freeport-McMoRan Inc.	2,582,807	28,049,284
Newmont Mining Corp.	1,322,572	51,963,854
Nucor Corp.	791,428	39,136,115
Reliance Steel & Aluminum Co.	172,841	12,449,737
Royal Gold Inc.	151,185	11,706,254
Southern Copper Corp.	117,274	3,084,306
Steel Dynamics Inc.	496,730	12,413,283
Tahoe Resources Inc.	749,282	9,613,288
U.S. Steel Corp.	383,522	7,233,225

		215,065,134
MULTI-UTILITIES — 5.05%
Ameren Corp.	603,598	29,684,950
CenterPoint Energy Inc.	1,073,662	24,941,168
CMS Energy Corp.	692,454	29,089,992
Consolidated Edison Inc.	758,886	57,144,116
DTE Energy Co.	445,661	41,745,066
MDU Resources Group Inc.	482,434	12,273,121
NiSource Inc.	800,644	19,303,527
Public Service Enterprise Group Inc.	1,258,705	52,701,978
SCANA Corp.	324,119	23,456,492
Sempra Energy	621,584	66,627,589
Vectren Corp.	206,915	10,387,133
WEC Energy Group Inc.	786,386	47,088,794

		414,443,926
MULTILINE RETAIL — 0.71%
Dillard’s Inc. Class A	47,471	2,991,148
JC Penney Co. Inc.[a,b]	767,515	7,076,488
Kohl’s Corp.	459,477	20,102,119
Macy’s Inc.	767,239	28,426,205

		58,595,960
OIL, GAS & CONSUMABLE FUELS — 7.77%
Antero Resources Corp.[a]	447,351	12,056,109
Cabot Oil & Gas Corp.	338,194	8,725,405
Cheniere Energy Inc.[a,b]	496,242	21,636,151
Chesapeake Energy Corp.[a,b]	1,387,018	8,696,603
Cimarex Energy Co.	195,872	26,319,321
Concho Resources Inc.[a]	350,408	48,128,539
CONSOL Energy Inc.	564,784	10,843,853
Continental Resources Inc./OKa,b	119,934	6,231,771

136	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value
Devon Energy Corp.	1,184,306	$52,239,738
Diamondback Energy Inc.[a,b]	146,283	14,122,161
Energen Corp.	241,162	13,919,871
EQT Corp.	428,239	31,098,716
Gulfport Energy Corp.[a]	313,088	8,844,736
Hess Corp.	701,003	37,587,781
HollyFrontier Corp.	404,041	9,899,004
Kosmos Energy Ltd.[a,b]	393,749	2,523,931
Laredo Petroleum Inc.[a,b]	359,451	4,636,918
Marathon Oil Corp.	2,108,702	33,338,578
Marathon Petroleum Corp.	1,308,601	53,116,114
Murphy Oil Corp.	405,917	12,339,877
Newfield Exploration Co.[a]	367,971	15,992,020
Noble Energy Inc.	1,057,399	37,791,440
Parsley Energy Inc. Class Aa,b	368,657	12,353,696
PBF Energy Inc.	243,792	5,519,451
QEP Resources Inc.	593,924	11,599,336
Range Resources Corp.	508,505	19,704,569
SM Energy Co.	214,110	8,260,364
Targa Resources Corp.	388,263	19,067,596
Tesoro Corp.	296,979	23,627,649
Whiting Petroleum Corp.[a,b]	502,318	4,390,259
Williams Companies Inc. (The)	1,428,842	43,908,315
World Fuel Services Corp.	172,013	7,957,321
WPX Energy Inc.[a]	827,647	10,916,664

		637,393,857
PAPER & FOREST PRODUCTS — 0.07%
Domtar Corp.	155,523	5,774,569

		5,774,569
PERSONAL PRODUCTS — 0.53%
Coty Inc. Class Ab	1,071,491	25,180,038
Edgewell Personal Care Co.[a]	146,694	11,665,107
Nu Skin Enterprises Inc. Class A	97,833	6,337,622

		43,182,767
PHARMACEUTICALS — 0.74%
Endo International PLC[a]	509,205	10,260,481
Mallinckrodt PLC[a]	272,170	18,992,022
Perrigo Co. PLC	342,399	31,613,700

		60,866,203
PROFESSIONAL SERVICES — 0.37%
Dun & Bradstreet Corp. (The)	54,045	7,383,628
ManpowerGroup Inc.	177,351	12,815,383
Nielsen Holdings PLC	195,594	10,477,971

		30,676,982

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.39%
Howard Hughes Corp. (The)[a,b]	90,089	$10,315,190
Jones Lang LaSalle Inc.	112,130	12,759,273
Realogy Holdings Corp.	359,744	9,302,980

		32,377,443
ROAD & RAIL — 0.68%
AMERCO	5,842	1,894,152
Genesee & Wyoming Inc. Class Aa	140,773	9,706,298
Hertz Global Holdings Inc.[a,b]	144,427	5,800,188
Kansas City Southern	267,852	24,995,949
Old Dominion Freight Line Inc.[a,b]	63,613	4,364,488
Ryder System Inc.	133,452	8,801,159

		55,562,234
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.68%
Analog Devices Inc.	763,289	49,193,976
Cree Inc.[a,b]	157,588	4,053,163
Cypress Semiconductor Corp.	775,369	9,428,487
First Solar Inc.[a,b]	188,870	7,458,476
Lam Research Corp.	80,079	7,584,282
Linear Technology Corp.	314,715	18,659,452
Marvell Technology Group Ltd.	1,001,213	13,286,097
Micron Technology Inc.[a]	2,487,601	44,229,546
ON Semiconductor Corp.[a,b]	922,682	11,367,442
Qorvo Inc.[a]	286,815	15,987,068
Skyworks Solutions Inc.	38,911	2,962,684
SunPower Corp.[a,b]	145,467	1,297,566
Teradyne Inc.	504,766	10,892,850
Xilinx Inc.	431,650	23,455,861

		219,856,950
SOFTWARE — 1.45%
ANSYS Inc.[a]	162,142	15,015,971
Autodesk Inc.[a]	96,288	6,964,511
CA Inc.	725,348	23,994,512
FireEye Inc.[a,b]	291,000	4,286,430
Nuance Communications Inc.[a]	136,281	1,976,074
PTC Inc.[a,b]	158,135	7,006,962
SS&C Technologies Holdings Inc.	33,884	1,089,370
Symantec Corp.	1,309,407	32,866,116
Synopsys Inc.[a]	340,323	20,198,170
Zynga Inc. Class Aa,b	1,810,969	5,269,920

		118,668,036

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Security	Shares	Value
SPECIALTY RETAIL — 2.07%
AutoNation Inc.[a,b]	97,793	$4,763,497
Bed Bath & Beyond Inc.	330,949	14,267,211
Best Buy Co. Inc.	689,436	26,322,666
Burlington Stores Inc.[a]	74,850	6,064,347
Cabela’s Inc.[a]	109,213	5,999,070
CST Brands Inc.	185,261	8,909,201
Dick’s Sporting Goods Inc.	47,818	2,712,237
Foot Locker Inc.	34,321	2,324,218
GameStop Corp. Class A	255,084	7,037,768
Gap Inc. (The)	517,798	11,515,828
L Brands Inc.	493,809	34,946,863
Michaels Companies Inc. (The)[a]	53,792	1,300,153
Murphy USA Inc.[a,b]	36,338	2,593,080
Penske Automotive Group Inc.	95,893	4,620,125
Signet Jewelers Ltd.	17,117	1,275,730
Staples Inc.	1,603,657	13,711,267
Tiffany & Co.	272,340	19,780,054
Urban Outfitters Inc.[a]	49,501	1,708,775

		169,852,090
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.89%
Lexmark International Inc. Class A	154,376	6,168,865
NetApp Inc.	721,363	25,839,223
Western Digital Corp.	702,245	41,060,265

		73,068,353
TEXTILES, APPAREL & LUXURY GOODS — 0.68%
Coach Inc.	562,586	20,568,144
PVH Corp.	200,689	22,176,134
Ralph Lauren Corp.	132,163	13,366,966

		56,111,244
THRIFTS & MORTGAGE FINANCE — 0.24%
New York Community Bancorp. Inc.	1,180,633	16,800,407
TFS Financial Corp.	143,116	2,548,896

		19,349,303
TRADING COMPANIES & DISTRIBUTORS — 0.23%
Air Lease Corp.	121,354	3,468,297
Herc Holdings Inc.[a]	48,799	1,644,526
MSC Industrial Direct Co. Inc. Class A	68,857	5,054,793
United Rentals Inc.[a]	32,257	2,531,852
WESCO International Inc.[a,b]	105,027	6,458,110

		19,157,578

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.19%
Macquarie Infrastructure Corp.	185,675	$15,455,587

		15,455,587
WATER UTILITIES — 0.57%
American Water Works Co. Inc.	442,944	33,149,929
Aqua America Inc.	441,589	13,459,633

		46,609,562
WIRELESS TELECOMMUNICATION SERVICES — 0.25%
Sprint Corp.[a,b]	1,884,033	12,491,139
Telephone & Data Systems Inc.	237,739	6,461,746
U.S. Cellular Corp.[a,b]	34,207	1,243,082

		20,195,967

TOTAL COMMON STOCKS
(Cost: $7,475,371,510)		8,194,836,028

SHORT-TERM INVESTMENTS — 3.53%

MONEY MARKET FUNDS — 3.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.53%[c,d,e]	273,530,373	273,530,373
BlackRock Cash Funds: Treasury, SL Agency Shares
0.31%[c,d]	16,247,524	16,247,524

		289,777,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $289,777,897)		289,777,897

TOTAL INVESTMENTS IN SECURITIES — 103.36%
(Cost: $7,765,149,407)		8,484,613,925
Other Assets, Less Liabilities — (3.36)%		(276,047,415)

NET ASSETS — 100.00%		$8,208,566,510

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of September 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	48	Dec. 2016	Chicago Mercantile	$5,143,678	$5,184,960	$41,282
S&P MidCap 400 E-Mini	54	Dec. 2016	Chicago Mercantile	8,285,603	8,367,840	82,237

				Net unrealized appreciation		$123,519

See notes to financial statements.

SCHEDULES OF INVESTMENTS	139

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	November 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 29, 2016